UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2023 to October 31, 2024

EXPLANATORY NOTE
The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession # 0000351601-24-000032) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “first companion submission”) provides the information required by Item 1 with respect to some remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission and with respect to the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) and in the immediately following companion submission (the “second companion submission”). Apart from Item 1, this submission is identical in all material respects to the initial submission and the second companion submission, including with respect to Items 6 and 7, which cover all of the Registrant’s reports submitted with this first companion submission, the initial submission and the second companion submission.

Item 1. Reports to Stockholders

Multifactor U.S. Equity Fund

Class A

RTDAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$101	0.86%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class AFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,446	10,486
2016	10,928	10,933
2017	13,553	13,520
2018	14,244	14,464
2019	15,989	16,511
2020	16,620	18,305
2021	23,627	26,269
2022	20,489	21,967
2023	22,152	24,050
2024	30,017	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales chargeFootnote Reference(a)	27.72%	12.09%	11.62%
Class A - no sales chargeFootnote Reference(a)	35.50%	13.42%	11.62%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.9%
Financial Services	14.7%
Consumer Discretionary	13.4%
Health Care	9.2%
Producer Durables	8.6%
Materials and Processing	4.8%
Consumer Staples	3.8%
Energy	3.8%
Utilities	3.6%
Other	2.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class A Shares was April 26, 2018. The returns shown prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Multifactor U.S. Equity Fund

Class A

Annual Shareholder Report

RTDAX

October 31, 2024

Multifactor U.S. Equity Fund

Class C

RTDCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$189	1.61%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class CFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,446	10,486
2016	10,928	10,933
2017	13,553	13,520
2018	14,199	14,464
2019	15,813	16,511
2020	16,317	18,305
2021	23,017	26,269
2022	19,808	21,967
2023	21,263	24,050
2024	28,587	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class CFootnote Reference(a)	34.44%	12.57%	11.08%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.9%
Financial Services	14.7%
Consumer Discretionary	13.4%
Health Care	9.2%
Producer Durables	8.6%
Materials and Processing	4.8%
Consumer Staples	3.8%
Energy	3.8%
Utilities	3.6%
Other	2.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class C Shares was April 26, 2018. The returns shown prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Multifactor U.S. Equity Fund

Class C

Annual Shareholder Report

RTDCX

October 31, 2024

Multifactor U.S. Equity Fund

Class M

RTDTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$52	0.44%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,465	10,486
2016	10,962	10,933
2017	13,618	13,520
2018	14,349	14,464
2019	16,171	16,511
2020	16,883	18,305
2021	24,082	26,269
2022	20,962	21,967
2023	22,774	24,050
2024	30,959	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	35.94%	13.87%	11.96%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.9%
Financial Services	14.7%
Consumer Discretionary	13.4%
Health Care	9.2%
Producer Durables	8.6%
Materials and Processing	4.8%
Consumer Staples	3.8%
Energy	3.8%
Utilities	3.6%
Other	2.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was January 2, 2015.The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Multifactor U.S. Equity Fund

Class M

Annual Shareholder Report

RTDTX

October 31, 2024

Multifactor U.S. Equity Fund

Class R6

RTDRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$52	0.44%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R6Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,468	10,486
2016	10,968	10,933
2017	13,627	13,520
2018	14,361	14,464
2019	16,189	16,511
2020	16,893	18,305
2021	24,119	26,269
2022	20,998	21,967
2023	22,818	24,050
2024	31,032	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	36.00%	13.90%	11.99%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.9%
Financial Services	14.7%
Consumer Discretionary	13.4%
Health Care	9.2%
Producer Durables	8.6%
Materials and Processing	4.8%
Consumer Staples	3.8%
Energy	3.8%
Utilities	3.6%
Other	2.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Multifactor U.S. Equity Fund

Class R6

Annual Shareholder Report

RTDRX

October 31, 2024

Multifactor U.S. Equity Fund

Class S

RTDSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$72	0.61%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class SFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,446	10,486
2016	10,928	10,933
2017	13,553	13,520
2018	14,261	14,464
2019	16,048	16,511
2020	16,723	18,305
2021	23,828	26,269
2022	20,718	21,967
2023	22,461	24,050
2024	30,505	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class SFootnote Reference(a)	35.81%	13.71%	11.80%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.9%
Financial Services	14.7%
Consumer Discretionary	13.4%
Health Care	9.2%
Producer Durables	8.6%
Materials and Processing	4.8%
Consumer Staples	3.8%
Energy	3.8%
Utilities	3.6%
Other	2.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Multifactor U.S. Equity Fund

Class S

Annual Shareholder Report

RTDSX

October 31, 2024

Multifactor U.S. Equity Fund

Class Y

RTDYX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$48	0.41%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	Russell 1000® Index
2014	10,000	10,000
2015	10,468	10,486
2016	10,959	10,933
2017	13,633	13,520
2018	14,360	14,464
2019	16,192	16,511
2020	16,913	18,305
2021	24,141	26,269
2022	21,021	21,967
2023	22,850	24,050
2024	31,072	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	35.98%	13.92%	12.00%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.9%
Financial Services	14.7%
Consumer Discretionary	13.4%
Health Care	9.2%
Producer Durables	8.6%
Materials and Processing	4.8%
Consumer Staples	3.8%
Energy	3.8%
Utilities	3.6%
Other	2.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Multifactor U.S. Equity Fund

Class Y

Annual Shareholder Report

RTDYX

October 31, 2024

Equity Income Fund

Class A

RSQAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Income Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$128	1.13%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, financials and industrials were the best performing sectors in the Russell 1000® Value Index, while energy and health care lagged.

  The Fund underperformed the Equity Income Linked Benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was skewed negative, with outperformance from names within the communication services, information technology and utilities sectors offset by strong underperformance from companies within healthcare, financials and industrials. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was negative, as an underweight to the industrials and financials sectors in addition to overweights to the energy and healthcare sectors held back benchmark-relative performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Value Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 1000®IndexFootnote Reference(a)	Equity Income Linked BenchmarkFootnote Reference(b)	Russell 1000® Value Index
2014	9,425	10,000	10,000	10,000
2015	9,819	10,486	10,486	10,053
2016	10,128	10,933	10,933	10,693
2017	12,420	13,520	13,520	12,595
2018	12,998	14,464	14,464	12,977
2019	14,370	16,511	16,394	14,432
2020	14,079	18,305	15,154	13,340
2021	20,276	26,269	21,785	19,178
2022	18,702	21,967	20,260	17,836
2023	19,164	24,050	20,287	17,860
2024	24,405	33,206	26,572	23,392

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	20.03%	9.86%	9.33%
Class A - no sales charge	27.35%	11.17%	9.98%
Russell 1000®IndexFootnote Reference(a)	38.07%	15.00%	12.75%
Equity Income Linked BenchmarkFootnote Reference(b)	30.98%	10.14%	10.27%
Russell 1000® Value Index	30.98%	10.14%	8.87%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$188,023
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$1,044
Portfolio Turnover Rate	35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	2.6%
Common Stocks	97.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	22.8%
Health Care	14.5%
Consumer Staples	10.7%
Producer Durables	10.2%
Utilities	9.4%
Consumer Discretionary	8.1%
Technology	7.5%
Materials and Processing	7.1%
Energy	7.1%
Other	2.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 1000® Value Index to the Russell 1000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.
Footnote(b)	The Equity Income Linked Benchmark represents the returns of the Russell 1000® Index through September 30, 2019, the returns of the Russell 1000® Value Index thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Equity Income Fund

Class A

Annual Shareholder Report

RSQAX

October 31, 2024

Equity Income Fund

Class C

REQSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Income Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$213	1.88%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, financials and industrials were the best performing sectors in the Russell 1000® Value Index, while energy and health care lagged.

  The Fund underperformed the Equity Income Linked Benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was skewed negative, with outperformance from names within the communication services, information technology and utilities sectors offset by strong underperformance from companies within healthcare, financials and industrials. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was negative, as an underweight to the industrials and financials sectors in addition to overweights to the energy and healthcare sectors held back benchmark-relative performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Value Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 1000®IndexFootnote Reference(a)	Equity Income Linked BenchmarkFootnote Reference(b)	Russell 1000® Value Index
2014	10,000	10,000	10,000	10,000
2015	10,339	10,486	10,486	10,053
2016	10,586	10,933	10,933	10,693
2017	12,886	13,520	13,520	12,595
2018	13,382	14,464	14,464	12,977
2019	14,682	16,511	16,394	14,432
2020	14,277	18,305	15,154	13,340
2021	20,411	26,269	21,785	19,178
2022	18,678	21,967	20,260	17,836
2023	18,995	24,050	20,287	17,860
2024	24,011	33,206	26,572	23,392

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	26.41%	10.34%	9.15%
Russell 1000®IndexFootnote Reference(a)	38.07%	15.00%	12.75%
Equity Income Linked BenchmarkFootnote Reference(b)	30.98%	10.14%	10.27%
Russell 1000® Value Index	30.98%	10.14%	8.87%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$188,023
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$1,044
Portfolio Turnover Rate	35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	2.6%
Common Stocks	97.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	22.8%
Health Care	14.5%
Consumer Staples	10.7%
Producer Durables	10.2%
Utilities	9.4%
Consumer Discretionary	8.1%
Technology	7.5%
Materials and Processing	7.1%
Energy	7.1%
Other	2.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 1000® Value Index to the Russell 1000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.
Footnote(b)	The Equity Income Linked Benchmark represents the returns of the Russell 1000® Index through September 30, 2019, the returns of the Russell 1000® Value Index thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Equity Income Fund

Class C

Annual Shareholder Report

REQSX

October 31, 2024

Equity Income Fund

Class S

RLISX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Income Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$96	0.84%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, financials and industrials were the best performing sectors in the Russell 1000® Value Index, while energy and health care lagged.

  The Fund underperformed the Equity Income Linked Benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was skewed negative, with outperformance from names within the communication services, information technology and utilities sectors offset by strong underperformance from companies within healthcare, financials and industrials. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was negative, as an underweight to the industrials and financials sectors in addition to overweights to the energy and healthcare sectors held back benchmark-relative performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Value Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 1000®IndexFootnote Reference(a)	Equity Income Linked BenchmarkFootnote Reference(b)	Russell 1000® Value Index
2014	10,000	10,000	10,000	10,000
2015	10,439	10,486	10,486	10,053
2016	10,800	10,933	10,933	10,693
2017	13,278	13,520	13,520	12,595
2018	13,935	14,464	14,464	12,977
2019	15,448	16,511	16,394	14,432
2020	15,181	18,305	15,154	13,340
2021	21,930	26,269	21,785	19,178
2022	20,282	21,967	20,260	17,836
2023	20,834	24,050	20,287	17,860
2024	26,615	33,206	26,572	23,392

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	27.75%	11.49%	10.28%
Russell 1000®IndexFootnote Reference(a)	38.07%	15.00%	12.75%
Equity Income Linked BenchmarkFootnote Reference(b)	30.98%	10.14%	10.27%
Russell 1000® Value Index	30.98%	10.14%	8.87%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$188,023
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$1,044
Portfolio Turnover Rate	35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	2.6%
Common Stocks	97.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	22.8%
Health Care	14.5%
Consumer Staples	10.7%
Producer Durables	10.2%
Utilities	9.4%
Consumer Discretionary	8.1%
Technology	7.5%
Materials and Processing	7.1%
Energy	7.1%
Other	2.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 1000® Value Index to the Russell 1000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.
Footnote(b)	The Equity Income Linked Benchmark represents the returns of the Russell 1000® Index through September 30, 2019, the returns of the Russell 1000® Value Index thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Equity Income Fund

Class S

Annual Shareholder Report

RLISX

October 31, 2024

Equity Income Fund

Class Y

REAYX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Income Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$77	0.68%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, financials and industrials were the best performing sectors in the Russell 1000® Value Index, while energy and health care lagged.

  The Fund underperformed the Equity Income Linked Benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was skewed negative, with outperformance from names within the communication services, information technology and utilities sectors offset by strong underperformance from companies within healthcare, financials and industrials. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was negative, as an underweight to the industrials and financials sectors in addition to overweights to the energy and healthcare sectors held back benchmark-relative performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Value Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class YFootnote Reference(a)	Russell 1000®IndexFootnote Reference(b)	Equity Income Linked BenchmarkFootnote Reference(c)	Russell 1000® Value Index
2014	10,000	10,000	10,000	10,000
2015	10,468	10,486	10,486	10,053
2016	10,839	10,933	10,933	10,693
2017	13,343	13,520	13,520	12,595
2018	14,026	14,464	14,464	12,977
2019	15,574	16,511	16,394	14,432
2020	15,331	18,305	15,154	13,340
2021	22,179	26,269	21,785	19,178
2022	20,542	21,967	20,260	17,836
2023	21,136	24,050	20,287	17,860
2024	27,038	33,206	26,572	23,392

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class YFootnote Reference(a)	27.92%	11.66%	10.46%
Russell 1000®IndexFootnote Reference(b)	38.07%	15.00%	12.75%
Equity Income Linked BenchmarkFootnote Reference(c)	30.98%	10.14%	10.27%
Russell 1000® Value Index	30.98%	10.14%	8.87%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$188,023
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$1,044
Portfolio Turnover Rate	35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	2.6%
Common Stocks	97.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	22.8%
Health Care	14.5%
Consumer Staples	10.7%
Producer Durables	10.2%
Utilities	9.4%
Consumer Discretionary	8.1%
Technology	7.5%
Materials and Processing	7.1%
Energy	7.1%
Other	2.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class Y Shares was March 30, 2000. The Fund closed its Class Y Shares on May 4, 2015 and reopened its Class Y Shares on March 1, 2017. The returns shown for Class Y Shares for the period May 5, 2015 through February 28, 2017 are the returns of the Fund’s Class I Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Fund’s primary benchmark was changed from the Russell 1000® Value Index to the Russell 1000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.
Footnote(c)	The Equity Income Linked Benchmark represents the returns of the Russell 1000® Index through September 30, 2019, the returns of the Russell 1000® Value Index thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Equity Income Fund

Class Y

Annual Shareholder Report

REAYX

October 31, 2024

Sustainable Equity Fund

Class A

REQAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$160	1.39%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology, healthcare and financials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector overweights to health care and consumer staples were not beneficial. An underweight to energy helped reduce the negative impact. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 1000® Index	Sustainable Equity Linked BenchmarkFootnote Reference(a)
2014	9,425	10,000	10,000
2015	9,882	10,486	10,581
2016	10,298	10,933	11,047
2017	12,177	13,520	13,352
2018	13,050	14,464	14,564
2019	14,967	16,511	17,289
2020	15,678	18,305	18,491
2021	21,318	26,269	25,518
2022	19,130	21,967	21,339
2023	20,098	24,050	23,362
2024	26,052	33,206	32,256

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	22.17%	10.41%	10.05%
Class A - no sales charge	29.62%	11.72%	10.70%
Russell 1000® Index	38.07%	15.00%	12.75%
Sustainable Equity Linked BenchmarkFootnote Reference(a)	38.07%	13.28%	12.42%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$181,884
Total Number of Portfolio Holdings	573
Total Advisory Fees Paid (thousands)	$1,011
Portfolio Turnover Rate	74%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(6.4)%
Short-Term Investments	3.0%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.8%
Producer Durables	14.0%
Financial Services	13.7%
Health Care	13.4%
Consumer Discretionary	12.5%
Consumer Staples	6.4%
Materials and Processing	3.9%
Utilities	2.4%
Energy	1.3%
Other	(3.4)%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000® Defensive Index through December 31, 2020 and the returns of the Russell 1000® Index thereafter. For more information, see the Performance section in the Fund’s Summary Prospectus.

Sustainable Equity Fund

Class A

Annual Shareholder Report

REQAX

October 31, 2024

Sustainable Equity Fund

Class C

REQCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$245	2.14%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology, healthcare and financials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector overweights to health care and consumer staples were not beneficial. An underweight to energy helped reduce the negative impact. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 1000® Index	Sustainable Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,409	10,486	10,581
2016	10,766	10,933	11,047
2017	12,636	13,520	13,352
2018	13,440	14,464	14,564
2019	15,295	16,511	17,289
2020	15,900	18,305	18,491
2021	21,459	26,269	25,518
2022	19,112	21,967	21,339
2023	19,930	24,050	23,362
2024	25,644	33,206	32,256

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	28.67%	10.89%	9.88%
Russell 1000® Index	38.07%	15.00%	12.75%
Sustainable Equity Linked BenchmarkFootnote Reference(a)	38.07%	13.28%	12.42%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$181,884
Total Number of Portfolio Holdings	573
Total Advisory Fees Paid (thousands)	$1,011
Portfolio Turnover Rate	74%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(6.4)%
Short-Term Investments	3.0%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.8%
Producer Durables	14.0%
Financial Services	13.7%
Health Care	13.4%
Consumer Discretionary	12.5%
Consumer Staples	6.4%
Materials and Processing	3.9%
Utilities	2.4%
Energy	1.3%
Other	(3.4)%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000® Defensive Index through December 31, 2020 and the returns of the Russell 1000® Index thereafter. For more information, see the Performance section in the Fund’s Summary Prospectus.

Sustainable Equity Fund

Class C

Annual Shareholder Report

REQCX

October 31, 2024

Sustainable Equity Fund

Class S

REQTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$127	1.10%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology, healthcare and financials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector overweights to health care and consumer staples were not beneficial. An underweight to energy helped reduce the negative impact. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 1000® Index	Sustainable Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,514	10,486	10,581
2016	10,983	10,933	11,047
2017	13,023	13,520	13,352
2018	13,998	14,464	14,564
2019	16,101	16,511	17,289
2020	16,911	18,305	18,491
2021	23,061	26,269	25,518
2022	20,754	21,967	21,339
2023	21,869	24,050	23,362
2024	28,433	33,206	32,256

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	30.01%	12.05%	11.02%
Russell 1000® Index	38.07%	15.00%	12.75%
Sustainable Equity Linked BenchmarkFootnote Reference(a)	38.07%	13.28%	12.42%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$181,884
Total Number of Portfolio Holdings	573
Total Advisory Fees Paid (thousands)	$1,011
Portfolio Turnover Rate	74%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(6.4)%
Short-Term Investments	3.0%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.8%
Producer Durables	14.0%
Financial Services	13.7%
Health Care	13.4%
Consumer Discretionary	12.5%
Consumer Staples	6.4%
Materials and Processing	3.9%
Utilities	2.4%
Energy	1.3%
Other	(3.4)%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000® Defensive Index through December 31, 2020 and the returns of the Russell 1000® Index thereafter. For more information, see the Performance section in the Fund’s Summary Prospectus.

Sustainable Equity Fund

Class S

Annual Shareholder Report

REQTX

October 31, 2024

Sustainable Equity Fund

Class Y

REUYX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$108	0.94%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology, healthcare and financials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector overweights to health care and consumer staples were not beneficial. An underweight to energy helped reduce the negative impact. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	Russell 1000® Index	Sustainable Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,534	10,486	10,581
2016	11,026	10,933	11,047
2017	13,098	13,520	13,352
2018	14,100	14,464	14,564
2019	16,242	16,511	17,289
2020	17,084	18,305	18,491
2021	23,336	26,269	25,518
2022	21,035	21,967	21,339
2023	22,200	24,050	23,362
2024	28,908	33,206	32,256

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	30.22%	12.22%	11.20%
Russell 1000® Index	38.07%	15.00%	12.75%
Sustainable Equity Linked BenchmarkFootnote Reference(a)	38.07%	13.28%	12.42%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$181,884
Total Number of Portfolio Holdings	573
Total Advisory Fees Paid (thousands)	$1,011
Portfolio Turnover Rate	74%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(6.4)%
Short-Term Investments	3.0%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.8%
Producer Durables	14.0%
Financial Services	13.7%
Health Care	13.4%
Consumer Discretionary	12.5%
Consumer Staples	6.4%
Materials and Processing	3.9%
Utilities	2.4%
Energy	1.3%
Other	(3.4)%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000® Defensive Index through December 31, 2020 and the returns of the Russell 1000® Index thereafter. For more information, see the Performance section in the Fund’s Summary Prospectus.

Sustainable Equity Fund

Class Y

Annual Shareholder Report

REUYX

October 31, 2024

U.S. Strategic Equity Fund

Class A

RSEAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$129	1.10%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 1000® Index
2014	9,424	10,000
2015	9,747	10,486
2016	9,992	10,933
2017	12,337	13,520
2018	12,779	14,464
2019	14,235	16,511
2020	15,806	18,305
2021	22,004	26,269
2022	17,721	21,967
2023	19,435	24,050
2024	26,173	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	26.97%	11.63%	10.10%
Class A - no sales charge	34.67%	12.95%	10.75%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	36.8%
Financial Services	14.0%
Consumer Discretionary	13.7%
Health Care	11.7%
Producer Durables	9.2%
Materials and Processing	4.7%
Consumer Staples	4.2%
Utilities	4.0%
Energy	3.9%
Other	(2.2)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

U.S. Strategic Equity Fund

Class A

Annual Shareholder Report

RSEAX

October 31, 2024

U.S. Strategic Equity Fund

Class C

RSECX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$216	1.85%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 1000® Index
2014	10,000	10,000
2015	10,266	10,486
2016	10,444	10,933
2017	12,792	13,520
2018	13,150	14,464
2019	14,535	16,511
2020	16,027	18,305
2021	22,147	26,269
2022	17,705	21,967
2023	19,262	24,050
2024	25,752	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	33.69%	12.12%	9.92%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	36.8%
Financial Services	14.0%
Consumer Discretionary	13.7%
Health Care	11.7%
Producer Durables	9.2%
Materials and Processing	4.7%
Consumer Staples	4.2%
Utilities	4.0%
Energy	3.9%
Other	(2.2)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

U.S. Strategic Equity Fund

Class C

Annual Shareholder Report

RSECX

October 31, 2024

U.S. Strategic Equity Fund

Class M

RUSTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$88	0.75%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,366	10,486
2016	10,662	10,933
2017	13,198	13,520
2018	13,719	14,464
2019	15,328	16,511
2020	17,072	18,305
2021	23,871	26,269
2022	19,287	21,967
2023	21,222	24,050
2024	28,684	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	35.16%	13.35%	11.11%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	36.8%
Financial Services	14.0%
Consumer Discretionary	13.7%
Health Care	11.7%
Producer Durables	9.2%
Materials and Processing	4.7%
Consumer Staples	4.2%
Utilities	4.0%
Energy	3.9%
Other	(2.2)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

U.S. Strategic Equity Fund

Class M

Annual Shareholder Report

RUSTX

October 31, 2024

U.S. Strategic Equity Fund

Class S

RSESX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$100	0.85%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 1000® Index
2014	10,000	10,000
2015	10,366	10,486
2016	10,662	10,933
2017	13,183	13,520
2018	13,698	14,464
2019	15,285	16,511
2020	17,018	18,305
2021	23,762	26,269
2022	19,183	21,967
2023	21,083	24,050
2024	28,473	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	35.05%	13.25%	11.03%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	36.8%
Financial Services	14.0%
Consumer Discretionary	13.7%
Health Care	11.7%
Producer Durables	9.2%
Materials and Processing	4.7%
Consumer Staples	4.2%
Utilities	4.0%
Energy	3.9%
Other	(2.2)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

U.S. Strategic Equity Fund

Class S

Annual Shareholder Report

RSESX

October 31, 2024

U.S. Strategic Equity Fund

Class Y

RUSPX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$79	0.67%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class YFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,366	10,486
2016	10,662	10,933
2017	13,183	13,520
2018	13,694	14,464
2019	15,307	16,511
2020	17,049	18,305
2021	23,839	26,269
2022	19,262	21,967
2023	21,199	24,050
2024	28,674	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class YFootnote Reference(a)	35.26%	13.37%	11.11%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	36.8%
Financial Services	14.0%
Consumer Discretionary	13.7%
Health Care	11.7%
Producer Durables	9.2%
Materials and Processing	4.7%
Consumer Staples	4.2%
Utilities	4.0%
Energy	3.9%
Other	(2.2)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund first issued Class Y Shares on July 30, 2018, closed its Class Y Shares on September 11, 2019 and reopened its Class Y shares on September 12, 2023. The returns shown for Class Y Shares for the period January 1, 2014 through July 29, 2018 are the returns of the Fund’s Class S Shares. The returns shown for Class Y Shares for the period September 12, 2019 through September 11, 2023 are the returns of the Fund’s Class M Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

U.S. Strategic Equity Fund

Class Y

Annual Shareholder Report

RUSPX

October 31, 2024

U.S. Small Cap Equity Fund

Class A

RLACX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$157	1.37%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	9,424	10,000	10,000
2015	9,268	10,449	10,034
2016	9,635	10,892	10,446
2017	12,154	13,504	13,355
2018	12,488	14,395	13,603
2019	12,899	16,337	14,270
2020	11,862	17,995	14,251
2021	19,019	25,894	21,490
2022	16,408	21,617	17,506
2023	15,057	23,429	16,006
2024	19,395	32,298	21,460

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	21.43%	7.22%	6.85%
Class A - no sales charge	28.81%	8.50%	7.48%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.4%
Health Care	18.8%
Producer Durables	15.4%
Technology	12.2%
Consumer Discretionary	12.2%
Materials and Processing	8.0%
Energy	3.9%
Utilities	3.5%
Consumer Staples	2.4%
Other	0.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 2000® Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

U.S. Small Cap Equity Fund

Class A

Annual Shareholder Report

RLACX

October 31, 2024

U.S. Small Cap Equity Fund

Class C

RLECX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$242	2.12%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,758	10,449	10,034
2016	10,069	10,892	10,446
2017	12,605	13,504	13,355
2018	12,856	14,395	13,603
2019	13,184	16,337	14,270
2020	12,032	17,995	14,251
2021	19,144	25,894	21,490
2022	16,390	21,617	17,506
2023	14,925	23,429	16,006
2024	19,084	32,298	21,460

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	27.87%	7.68%	6.68%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.4%
Health Care	18.8%
Producer Durables	15.4%
Technology	12.2%
Consumer Discretionary	12.2%
Materials and Processing	8.0%
Energy	3.9%
Utilities	3.5%
Consumer Staples	2.4%
Other	0.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 2000® Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

U.S. Small Cap Equity Fund

Class C

Annual Shareholder Report

RLECX

October 31, 2024

U.S. Small Cap Equity Fund

Class M

RUNTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$112	0.98%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	Russell 3000®IndexFootnote Reference(b)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,854	10,449	10,034
2016	10,270	10,892	10,446
2017	13,000	13,504	13,355
2018	13,410	14,395	13,603
2019	13,909	16,337	14,270
2020	12,841	17,995	14,251
2021	20,667	25,894	21,490
2022	17,902	21,617	17,506
2023	16,491	23,429	16,006
2024	21,326	32,298	21,460

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	29.32%	8.92%	7.87%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.4%
Health Care	18.8%
Producer Durables	15.4%
Technology	12.2%
Consumer Discretionary	12.2%
Materials and Processing	8.0%
Energy	3.9%
Utilities	3.5%
Consumer Staples	2.4%
Other	0.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Fund’s primary benchmark was changed from the Russell 2000® Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

U.S. Small Cap Equity Fund

Class M

Annual Shareholder Report

RUNTX

October 31, 2024

U.S. Small Cap Equity Fund

Class R6

RSCRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$109	0.95%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R6Footnote Reference(a)	Russell 3000®IndexFootnote Reference(b)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,877	10,449	10,034
2016	10,313	10,892	10,446
2017	13,066	13,504	13,355
2018	13,477	14,395	13,603
2019	13,989	16,337	14,270
2020	12,916	17,995	14,251
2021	20,795	25,894	21,490
2022	18,015	21,617	17,506
2023	16,600	23,429	16,006
2024	21,473	32,298	21,460

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	29.36%	8.95%	7.94%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.4%
Health Care	18.8%
Producer Durables	15.4%
Technology	12.2%
Consumer Discretionary	12.2%
Materials and Processing	8.0%
Energy	3.9%
Utilities	3.5%
Consumer Staples	2.4%
Other	0.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Fund’s primary benchmark was changed from the Russell 2000® Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

U.S. Small Cap Equity Fund

Class R6

Annual Shareholder Report

RSCRX

October 31, 2024

U.S. Small Cap Equity Fund

Class S

RLESX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$124	1.08%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,854	10,449	10,034
2016	10,270	10,892	10,446
2017	12,992	13,504	13,355
2018	13,387	14,395	13,603
2019	13,874	16,337	14,270
2020	12,794	17,995	14,251
2021	20,568	25,894	21,490
2022	17,799	21,617	17,506
2023	16,376	23,429	16,006
2024	21,159	32,298	21,460

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	29.21%	8.81%	7.78%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.4%
Health Care	18.8%
Producer Durables	15.4%
Technology	12.2%
Consumer Discretionary	12.2%
Materials and Processing	8.0%
Energy	3.9%
Utilities	3.5%
Consumer Staples	2.4%
Other	0.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 2000® Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

U.S. Small Cap Equity Fund

Class S

Annual Shareholder Report

RLESX

October 31, 2024

U.S. Small Cap Equity Fund

Class Y

REBYX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$106	0.92%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,877	10,449	10,034
2016	10,313	10,892	10,446
2017	13,071	13,504	13,355
2018	13,490	14,395	13,603
2019	13,997	16,337	14,270
2020	12,927	17,995	14,251
2021	20,820	25,894	21,490
2022	18,045	21,617	17,506
2023	16,632	23,429	16,006
2024	21,519	32,298	21,460

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	29.38%	8.98%	7.96%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.4%
Health Care	18.8%
Producer Durables	15.4%
Technology	12.2%
Consumer Discretionary	12.2%
Materials and Processing	8.0%
Energy	3.9%
Utilities	3.5%
Consumer Staples	2.4%
Other	0.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 2000® Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

U.S. Small Cap Equity Fund

Class Y

Annual Shareholder Report

REBYX

October 31, 2024

Multifactor International Equity Fund

Class M

RTITX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor International Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$68	0.61%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts toward value, quality and smaller size were not beneficial. Sector positioning was flat as allocation impact was modest across sectors. Stock selection was also flat, as ineffective stock selection in industrials was offset by positive selection in consumer staples. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies slightly detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,768	9,819	9,864
2016	9,451	9,595	9,633
2017	11,707	11,777	11,861
2018	10,792	10,981	11,073
2019	11,630	12,197	12,300
2020	10,308	11,369	11,465
2021	14,137	15,416	15,546
2022	11,159	12,019	12,120
2023	12,595	13,528	13,642
2024	15,362	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	21.97%	5.72%	4.39%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
Multifactor International Equity Linked BenchmarkFootnote Reference(b)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$143,296
Total Number of Portfolio Holdings	766
Total Advisory Fees Paid (thousands)	$904
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.1%
Preferred Stocks	0.3%
Short-Term Investments	1.1%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.7%
Canada	10.1%
United Kingdom	9.1%
France	7.4%
United States	7.4%
Germany	7.0%
Australia	5.8%
Switzerland	4.6%
Netherlands	4.1%
Sweden	3.2%
Other Common Stocks	16.1%
Other	5.5%

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was January 2, 2015.The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017 and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Multifactor International Equity Fund

Class M

Annual Shareholder Report

RTITX

October 31, 2024

Multifactor International Equity Fund

Class R6

RTIRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor International Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$72	0.65%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts toward value, quality and smaller size were not beneficial. Sector positioning was flat as allocation impact was modest across sectors. Stock selection was also flat, as ineffective stock selection in industrials was offset by positive selection in consumer staples. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies slightly detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R6Footnote Reference(a)	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,757	9,819	9,864
2016	9,454	9,595	9,633
2017	11,718	11,777	11,861
2018	10,792	10,981	11,073
2019	11,632	12,197	12,300
2020	10,325	11,369	11,465
2021	14,139	15,416	15,546
2022	11,167	12,019	12,120
2023	12,614	13,528	13,642
2024	15,398	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	22.07%	5.77%	4.41%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
Multifactor International Equity Linked BenchmarkFootnote Reference(b)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$143,296
Total Number of Portfolio Holdings	766
Total Advisory Fees Paid (thousands)	$904
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.1%
Preferred Stocks	0.3%
Short-Term Investments	1.1%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.7%
Canada	10.1%
United Kingdom	9.1%
France	7.4%
United States	7.4%
Germany	7.0%
Australia	5.8%
Switzerland	4.6%
Netherlands	4.1%
Sweden	3.2%
Other Common Stocks	16.1%
Other	5.5%

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017 and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Multifactor International Equity Fund

Class R6

Annual Shareholder Report

RTIRX

October 31, 2024

Multifactor International Equity Fund

Class S

RTISX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor International Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$91	0.82%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts toward value, quality and smaller size were not beneficial. Sector positioning was flat as allocation impact was modest across sectors. Stock selection was also flat, as ineffective stock selection in industrials was offset by positive selection in consumer staples. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies slightly detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class SFootnote Reference(a)	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,747	9,819	9,864
2016	9,420	9,595	9,633
2017	11,654	11,777	11,861
2018	10,718	10,981	11,073
2019	11,546	12,197	12,300
2020	10,229	11,369	11,465
2021	13,980	15,416	15,546
2022	11,034	12,019	12,120
2023	12,435	13,528	13,642
2024	15,147	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class SFootnote Reference(a)	21.81%	5.58%	4.24%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
Multifactor International Equity Linked BenchmarkFootnote Reference(b)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$143,296
Total Number of Portfolio Holdings	766
Total Advisory Fees Paid (thousands)	$904
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.1%
Preferred Stocks	0.3%
Short-Term Investments	1.1%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.7%
Canada	10.1%
United Kingdom	9.1%
France	7.4%
United States	7.4%
Germany	7.0%
Australia	5.8%
Switzerland	4.6%
Netherlands	4.1%
Sweden	3.2%
Other Common Stocks	16.1%
Other	5.5%

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017 and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Multifactor International Equity Fund

Class S

Annual Shareholder Report

RTISX

October 31, 2024

Multifactor International Equity Fund

Class Y

RTIYX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Multifactor International Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$69	0.62%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts toward value, quality and smaller size were not beneficial. Sector positioning was flat as allocation impact was modest across sectors. Stock selection was also flat, as ineffective stock selection in industrials was offset by positive selection in consumer staples. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies slightly detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,757	9,819	9,864
2016	9,454	9,595	9,633
2017	11,709	11,777	11,861
2018	10,795	10,981	11,073
2019	11,639	12,197	12,300
2020	10,331	11,369	11,465
2021	14,160	15,416	15,546
2022	11,192	12,019	12,120
2023	12,628	13,528	13,642
2024	15,426	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	22.16%	5.80%	4.43%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
Multifactor International Equity Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$143,296
Total Number of Portfolio Holdings	766
Total Advisory Fees Paid (thousands)	$904
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.1%
Preferred Stocks	0.3%
Short-Term Investments	1.1%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.7%
Canada	10.1%
United Kingdom	9.1%
France	7.4%
United States	7.4%
Germany	7.0%
Australia	5.8%
Switzerland	4.6%
Netherlands	4.1%
Sweden	3.2%
Other Common Stocks	16.1%
Other	5.5%

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017 and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Multifactor International Equity Fund

Class Y

Annual Shareholder Report

RTIYX

October 31, 2024

International Developed Markets Fund

Class A

RLNAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about International Developed Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$139	1.26%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	9,426	10,000	10,000
2015	9,359	9,819	9,864
2016	9,183	9,595	9,633
2017	11,323	11,777	11,861
2018	10,374	10,981	11,073
2019	11,151	12,197	12,300
2020	10,026	11,369	11,465
2021	13,998	15,416	15,546
2022	10,776	12,019	12,120
2023	12,143	13,528	13,642
2024	14,682	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	13.96%	4.41%	3.91%
Class A - no sales charge	20.90%	5.66%	4.53%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United States	11.7%
United Kingdom	9.0%
France	8.3%
Germany	7.0%
Canada	4.6%
Netherlands	4.6%
Switzerland	4.1%
Italy	3.1%
Taiwan	2.7%
Other Common Stocks	24.0%
Other	4.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

International Developed Markets Fund

Class A

Annual Shareholder Report

RLNAX

October 31, 2024

International Developed Markets Fund

Class C

RLNCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about International Developed Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$221	2.01%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,854	9,819	9,864
2016	9,598	9,595	9,633
2017	11,746	11,777	11,861
2018	10,681	10,981	11,073
2019	11,394	12,197	12,300
2020	10,165	11,369	11,465
2021	14,088	15,416	15,546
2022	10,766	12,019	12,120
2023	12,038	13,528	13,642
2024	14,448	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	20.02%	4.86%	3.75%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United States	11.7%
United Kingdom	9.0%
France	8.3%
Germany	7.0%
Canada	4.6%
Netherlands	4.6%
Switzerland	4.1%
Italy	3.1%
Taiwan	2.7%
Other Common Stocks	24.0%
Other	4.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

International Developed Markets Fund

Class C

Annual Shareholder Report

RLNCX

October 31, 2024

International Developed Markets Fund

Class M

RNTTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about International Developed Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$96	0.87%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,952	9,819	9,864
2016	9,791	9,595	9,633
2017	12,111	11,777	11,861
2018	11,142	10,981	11,073
2019	12,023	12,197	12,300
2020	10,852	11,369	11,465
2021	15,209	15,416	15,546
2022	11,755	12,019	12,120
2023	13,298	13,528	13,642
2024	16,141	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	21.38%	6.07%	4.90%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(b)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United States	11.7%
United Kingdom	9.0%
France	8.3%
Germany	7.0%
Canada	4.6%
Netherlands	4.6%
Switzerland	4.1%
Italy	3.1%
Taiwan	2.7%
Other Common Stocks	24.0%
Other	4.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

International Developed Markets Fund

Class M

Annual Shareholder Report

RNTTX

October 31, 2024

International Developed Markets Fund

Class S

RINTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about International Developed Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$107	0.97%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,952	9,819	9,864
2016	9,791	9,595	9,633
2017	12,106	11,777	11,861
2018	11,124	10,981	11,073
2019	11,990	12,197	12,300
2020	10,813	11,369	11,465
2021	15,141	15,416	15,546
2022	11,691	12,019	12,120
2023	13,210	13,528	13,642
2024	16,016	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	21.24%	5.96%	4.82%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United States	11.7%
United Kingdom	9.0%
France	8.3%
Germany	7.0%
Canada	4.6%
Netherlands	4.6%
Switzerland	4.1%
Italy	3.1%
Taiwan	2.7%
Other Common Stocks	24.0%
Other	4.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

International Developed Markets Fund

Class S

Annual Shareholder Report

RINTX

October 31, 2024

International Developed Markets Fund

Class Y

RINYX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about International Developed Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$90	0.81%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,975	9,819	9,864
2016	9,832	9,595	9,633
2017	12,176	11,777	11,861
2018	11,206	10,981	11,073
2019	12,098	12,197	12,300
2020	10,926	11,369	11,465
2021	15,321	15,416	15,546
2022	11,850	12,019	12,120
2023	13,410	13,528	13,642
2024	16,286	16,753	16,894

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	21.45%	6.13%	5.00%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United States	11.7%
United Kingdom	9.0%
France	8.3%
Germany	7.0%
Canada	4.6%
Netherlands	4.6%
Switzerland	4.1%
Italy	3.1%
Taiwan	2.7%
Other Common Stocks	24.0%
Other	4.6%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

International Developed Markets Fund

Class Y

Annual Shareholder Report

RINYX

October 31, 2024

Global Equity Fund

Class A

RGEAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Global Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$141	1.23%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2014	9,421	10,000	10,000
2015	9,756	10,177	10,189
2016	9,856	10,298	10,308
2017	12,163	12,643	12,682
2018	12,163	12,789	12,839
2019	13,449	14,413	14,468
2020	13,643	15,042	15,100
2021	19,349	21,122	21,204
2022	15,903	17,219	17,286
2023	17,736	19,024	19,097
2024	23,039	25,431	25,529

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	22.40%	10.05%	8.70%
Class A - no sales charge	29.90%	11.37%	9.35%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(a)	33.68%	12.03%	9.83%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	56.4%
Japan	6.5%
United Kingdom	4.3%
France	4.0%
Netherlands	2.6%
Taiwan	2.6%
Germany	2.4%
Canada	2.1%
South Korea	1.5%
Switzerland	1.5%
Other Common Stocks	10.1%
Other	6.0%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Global Equity Fund

Class A

Annual Shareholder Report

RGEAX

October 31, 2024

Global Equity Fund

Class C

RGECX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Global Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$227	1.98%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,287	10,177	10,189
2016	10,312	10,298	10,308
2017	12,630	12,643	12,682
2018	12,537	12,789	12,839
2019	13,755	14,413	14,468
2020	13,857	15,042	15,100
2021	19,501	21,122	21,204
2022	15,917	17,219	17,286
2023	17,599	19,024	19,097
2024	22,698	25,431	25,529

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	28.97%	10.54%	8.54%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(a)	33.68%	12.03%	9.83%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	56.4%
Japan	6.5%
United Kingdom	4.3%
France	4.0%
Netherlands	2.6%
Taiwan	2.6%
Germany	2.4%
Canada	2.1%
South Korea	1.5%
Switzerland	1.5%
Other Common Stocks	10.1%
Other	6.0%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Global Equity Fund

Class C

Annual Shareholder Report

RGECX

October 31, 2024

Global Equity Fund

Class M

RGDTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Global Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$101	0.88%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	10,380	10,177	10,189
2016	10,511	10,298	10,308
2017	13,018	12,643	12,682
2018	13,065	12,789	12,839
2019	14,490	14,413	14,468
2020	14,757	15,042	15,100
2021	20,986	21,122	21,204
2022	17,315	17,219	17,286
2023	19,385	19,024	19,097
2024	25,268	25,431	25,529

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	30.35%	11.76%	9.71%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(b)	33.68%	12.03%	9.83%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	56.4%
Japan	6.5%
United Kingdom	4.3%
France	4.0%
Netherlands	2.6%
Taiwan	2.6%
Germany	2.4%
Canada	2.1%
South Korea	1.5%
Switzerland	1.5%
Other Common Stocks	10.1%
Other	6.0%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Global Equity Fund

Class M

Annual Shareholder Report

RGDTX

October 31, 2024

Global Equity Fund

Class S

RGESX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Global Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$113	0.98%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,380	10,177	10,189
2016	10,511	10,298	10,308
2017	13,007	12,643	12,682
2018	13,043	12,789	12,839
2019	14,456	14,413	14,468
2020	14,706	15,042	15,100
2021	20,901	21,122	21,204
2022	17,232	17,219	17,286
2023	19,256	19,024	19,097
2024	25,064	25,431	25,529

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	30.16%	11.63%	9.62%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(a)	33.68%	12.03%	9.83%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	56.4%
Japan	6.5%
United Kingdom	4.3%
France	4.0%
Netherlands	2.6%
Taiwan	2.6%
Germany	2.4%
Canada	2.1%
South Korea	1.5%
Switzerland	1.5%
Other Common Stocks	10.1%
Other	6.0%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Global Equity Fund

Class S

Annual Shareholder Report

RGESX

October 31, 2024

Global Equity Fund

Class Y

RLGYX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Global Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$90	0.78%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,409	10,177	10,189
2016	10,565	10,298	10,308
2017	13,093	12,643	12,682
2018	13,145	12,789	12,839
2019	14,610	14,413	14,468
2020	14,888	15,042	15,100
2021	21,185	21,122	21,204
2022	17,502	17,219	17,286
2023	19,609	19,024	19,097
2024	25,584	25,431	25,529

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	30.47%	11.86%	9.85%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(a)	33.68%	12.03%	9.83%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	56.4%
Japan	6.5%
United Kingdom	4.3%
France	4.0%
Netherlands	2.6%
Taiwan	2.6%
Germany	2.4%
Canada	2.1%
South Korea	1.5%
Switzerland	1.5%
Other Common Stocks	10.1%
Other	6.0%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Global Equity Fund

Class Y

Annual Shareholder Report

RLGYX

October 31, 2024

Emerging Markets Fund

Class A

REMAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$161	1.44%

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2014	9,424	10,000	10,000
2015	7,906	8,547	8,642
2016	8,645	9,339	9,454
2017	10,926	11,809	11,854
2018	9,362	10,331	10,401
2019	10,265	11,556	11,634
2020	10,310	12,509	12,594
2021	12,450	14,631	14,730
2022	8,358	10,092	10,160
2023	9,192	11,181	11,257
2024	11,312	14,012	14,107

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	15.96%	0.76%	1.24%
Class A - no sales charge	23.07%	1.96%	1.84%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(a)	25.32%	3.93%	3.50%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	25.1%
India	15.2%
Taiwan	14.7%
South Korea	10.0%
Brazil	7.2%
South Africa	2.8%
Thailand	2.7%
Indonesia	1.9%
Saudi Arabia	1.7%
United States	1.7%
Other Common Stocks	11.5%
Other	5.5%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (Net) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Emerging Markets Fund

Class A

Annual Shareholder Report

REMAX

October 31, 2024

Emerging Markets Fund

Class C

REMCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$243	2.19%

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	8,330	8,547	8,642
2016	9,040	9,339	9,454
2017	11,335	11,809	11,854
2018	9,644	10,331	10,401
2019	10,492	11,556	11,634
2020	10,465	12,509	12,594
2021	12,536	14,631	14,730
2022	8,358	10,092	10,160
2023	9,118	11,181	11,257
2024	11,139	14,012	14,107

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	22.16%	1.20%	1.08%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(a)	25.32%	3.93%	3.50%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	25.1%
India	15.2%
Taiwan	14.7%
South Korea	10.0%
Brazil	7.2%
South Africa	2.8%
Thailand	2.7%
Indonesia	1.9%
Saudi Arabia	1.7%
United States	1.7%
Other Common Stocks	11.5%
Other	5.5%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (Net) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Emerging Markets Fund

Class C

Annual Shareholder Report

REMCX

October 31, 2024

Emerging Markets Fund

Class M

RMMTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$122	1.09%

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	8,414	8,547	8,642
2016	9,217	9,339	9,454
2017	11,687	11,809	11,854
2018	10,048	10,331	10,401
2019	11,060	11,556	11,634
2020	11,146	12,509	12,594
2021	13,504	14,631	14,730
2022	9,102	10,092	10,160
2023	10,046	11,181	11,257
2024	12,404	14,012	14,107

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	23.48%	2.32%	2.18%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(b)	25.32%	3.93%	3.50%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	25.1%
India	15.2%
Taiwan	14.7%
South Korea	10.0%
Brazil	7.2%
South Africa	2.8%
Thailand	2.7%
Indonesia	1.9%
Saudi Arabia	1.7%
United States	1.7%
Other Common Stocks	11.5%
Other	5.5%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (Net) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Emerging Markets Fund

Class M

Annual Shareholder Report

RMMTX

October 31, 2024

Emerging Markets Fund

Class R6

REGRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$116	1.04%

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R6Footnote Reference(a)	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	8,430	8,547	8,642
2016	9,256	9,339	9,454
2017	11,745	11,809	11,854
2018	10,107	10,331	10,401
2019	11,130	11,556	11,634
2020	11,225	12,509	12,594
2021	13,602	14,631	14,730
2022	9,176	10,092	10,160
2023	10,130	11,181	11,257
2024	12,512	14,012	14,107

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	23.51%	2.37%	2.27%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(b)	25.32%	3.93%	3.50%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	25.1%
India	15.2%
Taiwan	14.7%
South Korea	10.0%
Brazil	7.2%
South Africa	2.8%
Thailand	2.7%
Indonesia	1.9%
Saudi Arabia	1.7%
United States	1.7%
Other Common Stocks	11.5%
Other	5.5%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (Net) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Emerging Markets Fund

Class R6

Annual Shareholder Report

REGRX

October 31, 2024

Emerging Markets Fund

Class S

REMSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$133	1.19%

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	8,414	8,547	8,642
2016	9,217	9,339	9,454
2017	11,681	11,809	11,854
2018	10,033	10,331	10,401
2019	11,034	11,556	11,634
2020	11,106	12,509	12,594
2021	13,440	14,631	14,730
2022	9,049	10,092	10,160
2023	9,981	11,181	11,257
2024	12,304	14,012	14,107

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	23.28%	2.20%	2.10%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(a)	25.32%	3.93%	3.50%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	25.1%
India	15.2%
Taiwan	14.7%
South Korea	10.0%
Brazil	7.2%
South Africa	2.8%
Thailand	2.7%
Indonesia	1.9%
Saudi Arabia	1.7%
United States	1.7%
Other Common Stocks	11.5%
Other	5.5%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (Net) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Emerging Markets Fund

Class S

Annual Shareholder Report

REMSX

October 31, 2024

Emerging Markets Fund

Class Y

REMYX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$113	1.01%

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	8,430	8,547	8,642
2016	9,256	9,339	9,454
2017	11,747	11,809	11,854
2018	10,110	10,331	10,401
2019	11,136	11,556	11,634
2020	11,233	12,509	12,594
2021	13,618	14,631	14,730
2022	9,186	10,092	10,160
2023	10,145	11,181	11,257
2024	12,537	14,012	14,107

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	23.57%	2.40%	2.29%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(a)	25.32%	3.93%	3.50%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	25.1%
India	15.2%
Taiwan	14.7%
South Korea	10.0%
Brazil	7.2%
South Africa	2.8%
Thailand	2.7%
Indonesia	1.9%
Saudi Arabia	1.7%
United States	1.7%
Other Common Stocks	11.5%
Other	5.5%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (Net) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Emerging Markets Fund

Class Y

Annual Shareholder Report

REMYX

October 31, 2024

Tax-Managed U.S. Large Cap Fund

Class A

RTLAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$135	1.16%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the S&P 500® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary driver of underperformance, with holdings within the information technology and health care sectors detracting most notably from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was not rewarded, with overweights to energy and healthcare and an underweight to information technology as the primary detractors from performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the S&P 500® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	S&P 500® Index
2014	9,426	10,000
2015	9,866	10,520
2016	10,063	10,994
2017	12,336	13,593
2018	12,857	14,591
2019	14,382	16,681
2020	15,744	18,301
2021	22,015	26,155
2022	18,083	22,334
2023	19,886	24,599
2024	26,523	33,950

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	25.70%	11.69%	10.25%
Class A - no sales charge	33.38%	13.02%	10.90%
S&P 500® Index	38.02%	15.27%	13.00%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$9,356,707
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$54,370
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.9%
Common Stocks	98.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.7%
Consumer Discretionary	14.0%
Financial Services	13.7%
Health Care	10.8%
Producer Durables	7.8%
Consumer Staples	4.6%
Utilities	4.5%
Energy	3.6%
Materials and Processing	3.3%
Other	2.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Tax-Managed U.S. Large Cap Fund

Class A

Annual Shareholder Report

RTLAX

October 31, 2024

Tax-Managed U.S. Large Cap Fund

Class C

RTLCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$222	1.91%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the S&P 500® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary driver of underperformance, with holdings within the information technology and health care sectors detracting most notably from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was not rewarded, with overweights to energy and healthcare and an underweight to information technology as the primary detractors from performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the S&P 500® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	S&P 500® Index
2014	10,000	10,000
2015	10,388	10,520
2016	10,515	10,994
2017	12,794	13,593
2018	13,234	14,591
2019	14,694	16,681
2020	15,965	18,301
2021	22,157	26,155
2022	18,063	22,334
2023	19,717	24,599
2024	26,099	33,950

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	32.37%	12.17%	10.07%
S&P 500® Index	38.02%	15.27%	13.00%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$9,356,707
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$54,370
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.9%
Common Stocks	98.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.7%
Consumer Discretionary	14.0%
Financial Services	13.7%
Health Care	10.8%
Producer Durables	7.8%
Consumer Staples	4.6%
Utilities	4.5%
Energy	3.6%
Materials and Processing	3.3%
Other	2.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Tax-Managed U.S. Large Cap Fund

Class C

Annual Shareholder Report

RTLCX

October 31, 2024

Tax-Managed U.S. Large Cap Fund

Class M

RTMTX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$95	0.81%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the S&P 500® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary driver of underperformance, with holdings within the information technology and health care sectors detracting most notably from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was not rewarded, with overweights to energy and healthcare and an underweight to information technology as the primary detractors from performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the S&P 500® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	S&P 500® Index
2014	10,000	10,000
2015	10,492	10,520
2016	10,728	10,994
2017	13,193	13,593
2018	13,802	14,591
2019	15,491	16,681
2020	17,014	18,301
2021	23,877	26,155
2022	19,681	22,334
2023	21,717	24,599
2024	29,070	33,950

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	33.86%	13.42%	11.26%
S&P 500® Index	38.02%	15.27%	13.00%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$9,356,707
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$54,370
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.9%
Common Stocks	98.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.7%
Consumer Discretionary	14.0%
Financial Services	13.7%
Health Care	10.8%
Producer Durables	7.8%
Consumer Staples	4.6%
Utilities	4.5%
Energy	3.6%
Materials and Processing	3.3%
Other	2.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Tax-Managed U.S. Large Cap Fund

Class M

Annual Shareholder Report

RTMTX

October 31, 2024

Tax-Managed U.S. Large Cap Fund

Class S

RETSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$106	0.91%

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the S&P 500® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary driver of underperformance, with holdings within the information technology and health care sectors detracting most notably from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was not rewarded, with overweights to energy and healthcare and an underweight to information technology as the primary detractors from performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the S&P 500® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	S&P 500® Index
2014	10,000	10,000
2015	10,492	10,520
2016	10,728	10,994
2017	13,183	13,593
2018	13,778	14,591
2019	15,447	16,681
2020	16,952	18,301
2021	23,763	26,155
2022	19,568	22,334
2023	21,575	24,599
2024	28,846	33,950

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	33.70%	13.30%	11.18%
S&P 500® Index	38.02%	15.27%	13.00%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$9,356,707
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$54,370
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.9%
Common Stocks	98.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.7%
Consumer Discretionary	14.0%
Financial Services	13.7%
Health Care	10.8%
Producer Durables	7.8%
Consumer Staples	4.6%
Utilities	4.5%
Energy	3.6%
Materials and Processing	3.3%
Other	2.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Tax-Managed U.S. Large Cap Fund

Class S

Annual Shareholder Report

RETSX

October 31, 2024

Tax-Managed U.S. Mid & Small Cap Fund

Class A

RTSAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$171	1.49%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and utilities were the best performing sectors in the Russell 2500™ Index, while energy and consumer staples lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s eight money managers outperformed its assigned benchmark. Stock selection was negative, with selection in the consumer discretionary and health care sectors detracting from performance. However, selection within the industrials sector helped reduce the negative impact. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an underweight to the utilities sector detracted while an overweight to the financials sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2500™ Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 3000®IndexFootnote Reference(a)	Russell 2500™ Index
2014	9,426	10,000	10,000
2015	9,349	10,449	10,150
2016	9,348	10,892	10,554
2017	11,580	13,504	13,158
2018	11,936	14,395	13,527
2019	12,687	16,337	14,723
2020	12,451	17,995	15,035
2021	18,389	25,894	22,467
2022	15,117	21,617	18,517
2023	14,255	23,429	17,661
2024	18,540	32,298	23,503

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	22.57%	6.61%	6.37%
Class A - no sales charge	30.06%	7.88%	7.00%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Index	33.08%	9.81%	8.92%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,728,092
Total Number of Portfolio Holdings	777
Total Advisory Fees Paid (thousands)	$15,219
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.7%
Common Stocks	96.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.5%
Health Care	12.9%
Consumer Discretionary	12.4%
Technology	11.7%
Materials and Processing	10.2%
Energy	3.3%
Consumer Staples	3.3%
Utilities	2.5%
Other	4.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 2500™ Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

Tax-Managed U.S. Mid & Small Cap Fund

Class A

Annual Shareholder Report

RTSAX

October 31, 2024

Tax-Managed U.S. Mid & Small Cap Fund

Class C

RTSCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$253	2.21%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and utilities were the best performing sectors in the Russell 2500™ Index, while energy and consumer staples lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s eight money managers outperformed its assigned benchmark. Stock selection was negative, with selection in the consumer discretionary and health care sectors detracting from performance. However, selection within the industrials sector helped reduce the negative impact. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an underweight to the utilities sector detracted while an overweight to the financials sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2500™ Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 3000®IndexFootnote Reference(a)	Russell 2500™ Index
2014	10,000	10,000	10,000
2015	9,847	10,449	10,150
2016	9,773	10,892	10,554
2017	12,020	13,504	13,158
2018	12,298	14,395	13,527
2019	12,981	16,337	14,723
2020	12,648	17,995	15,035
2021	18,549	25,894	22,467
2022	15,139	21,617	18,517
2023	14,173	23,429	17,661
2024	18,297	32,298	23,503

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	29.10%	7.11%	6.23%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Index	33.08%	9.81%	8.92%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,728,092
Total Number of Portfolio Holdings	777
Total Advisory Fees Paid (thousands)	$15,219
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.7%
Common Stocks	96.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.5%
Health Care	12.9%
Consumer Discretionary	12.4%
Technology	11.7%
Materials and Processing	10.2%
Energy	3.3%
Consumer Staples	3.3%
Utilities	2.5%
Other	4.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 2500™ Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

Tax-Managed U.S. Mid & Small Cap Fund

Class C

Annual Shareholder Report

RTSCX

October 31, 2024

Tax-Managed U.S. Mid & Small Cap Fund

Class M

RTOUX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$128	1.11%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and utilities were the best performing sectors in the Russell 2500™ Index, while energy and consumer staples lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s eight money managers outperformed its assigned benchmark. Stock selection was negative, with selection in the consumer discretionary and health care sectors detracting from performance. However, selection within the industrials sector helped reduce the negative impact. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an underweight to the utilities sector detracted while an overweight to the financials sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2500™ Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	Russell 3000®IndexFootnote Reference(b)	Russell 2500™ Index
2014	10,000	10,000	10,000
2015	9,945	10,449	10,150
2016	9,972	10,892	10,554
2017	12,397	13,504	13,158
2018	12,828	14,395	13,527
2019	13,688	16,337	14,723
2020	13,490	17,995	15,035
2021	19,991	25,894	22,467
2022	16,499	21,617	18,517
2023	15,618	23,429	17,661
2024	20,384	32,298	23,503

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	30.52%	8.29%	7.38%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Russell 2500™ Index	33.08%	9.81%	8.92%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,728,092
Total Number of Portfolio Holdings	777
Total Advisory Fees Paid (thousands)	$15,219
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.7%
Common Stocks	96.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.5%
Health Care	12.9%
Consumer Discretionary	12.4%
Technology	11.7%
Materials and Processing	10.2%
Energy	3.3%
Consumer Staples	3.3%
Utilities	2.5%
Other	4.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Fund’s primary benchmark was changed from the Russell 2500™ Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

Tax-Managed U.S. Mid & Small Cap Fund

Class M

Annual Shareholder Report

RTOUX

October 31, 2024

Tax-Managed U.S. Mid & Small Cap Fund

Class S

RTSSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$139	1.21%

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and utilities were the best performing sectors in the Russell 2500™ Index, while energy and consumer staples lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s eight money managers outperformed its assigned benchmark. Stock selection was negative, with selection in the consumer discretionary and health care sectors detracting from performance. However, selection within the industrials sector helped reduce the negative impact. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an underweight to the utilities sector detracted while an overweight to the financials sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2500™ Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 3000®IndexFootnote Reference(a)	Russell 2500™ Index
2014	10,000	10,000	10,000
2015	9,945	10,449	10,150
2016	9,972	10,892	10,554
2017	12,387	13,504	13,158
2018	12,809	14,395	13,527
2019	13,650	16,337	14,723
2020	13,438	17,995	15,035
2021	19,895	25,894	22,467
2022	16,405	21,617	18,517
2023	15,510	23,429	17,661
2024	20,225	32,298	23,503

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	30.40%	8.18%	7.30%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Index	33.08%	9.81%	8.92%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,728,092
Total Number of Portfolio Holdings	777
Total Advisory Fees Paid (thousands)	$15,219
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.7%
Common Stocks	96.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.5%
Health Care	12.9%
Consumer Discretionary	12.4%
Technology	11.7%
Materials and Processing	10.2%
Energy	3.3%
Consumer Staples	3.3%
Utilities	2.5%
Other	4.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 2500™ Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

Tax-Managed U.S. Mid & Small Cap Fund

Class S

Annual Shareholder Report

RTSSX

October 31, 2024

Tax-Managed International Equity Fund

Class A

RTNAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$145	1.32%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI ACWI ex USA Index (Net) was up 24.33%. Growth and momentum outperformed while small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s underweight to momentum and overweight to quality faced headwinds. Sector positioning was flat, as allocation impact was modest across sectors. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., along with underweight positions in SAP SE and Galaxy Entertainment Group Limited were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Company Limited and Tencent Holdings Limited. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was an Emerging Markets manager with ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, was flat over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class A	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
6/1/2015	9,425	10,000	10,000
2015	8,567	9,203	9,221
2016	8,714	9,224	9,245
2017	10,828	11,404	11,453
2018	9,660	10,464	10,517
2019	10,442	11,643	11,702
2020	9,649	11,339	11,397
2021	12,808	14,703	14,777
2022	9,486	11,067	11,123
2023	10,637	12,403	12,466
2024	12,771	15,421	15,499

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class A - with sales charge	13.18%	2.89%	2.63%
Class A - no sales charge	20.06%	4.11%	3.28%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.71%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.33%	5.78%	4.76%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,981,627
Total Number of Portfolio Holdings	952
Total Advisory Fees Paid (thousands)	$29,782
Portfolio Turnover Rate	31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.8%
Short-Term Investments	3.4%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.6%
China	10.4%
United States	7.9%
United Kingdom	6.6%
France	6.4%
Taiwan	5.6%
Germany	5.3%
India	5.1%
Canada	3.9%
Netherlands	3.7%
Other Common Stocks	27.5%
Other	6.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed International Equity Linked Benchmark represents the returns of the Russell Global ex-US Large Cap Index (Net) through December 31, 2017 and the returns of the MSCI ACWI ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed International Equity Fund

Class A

Annual Shareholder Report

RTNAX

October 31, 2024

Tax-Managed International Equity Fund

Class C

RTNCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$227	2.07%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI ACWI ex USA Index (Net) was up 24.33%. Growth and momentum outperformed while small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s underweight to momentum and overweight to quality faced headwinds. Sector positioning was flat, as allocation impact was modest across sectors. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., along with underweight positions in SAP SE and Galaxy Entertainment Group Limited were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Company Limited and Tencent Holdings Limited. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was an Emerging Markets manager with ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, was flat over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class C	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
6/1/2015	10,000	10,000	10,000
2015	9,060	9,203	9,221
2016	9,141	9,224	9,245
2017	11,292	11,404	11,453
2018	9,989	10,464	10,517
2019	10,722	11,643	11,702
2020	9,828	11,339	11,397
2021	12,939	14,703	14,777
2022	9,517	11,067	11,123
2023	10,591	12,403	12,466
2024	12,626	15,421	15,499

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class C	19.21%	3.32%	2.51%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.71%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.33%	5.78%	4.76%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,981,627
Total Number of Portfolio Holdings	952
Total Advisory Fees Paid (thousands)	$29,782
Portfolio Turnover Rate	31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.8%
Short-Term Investments	3.4%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.6%
China	10.4%
United States	7.9%
United Kingdom	6.6%
France	6.4%
Taiwan	5.6%
Germany	5.3%
India	5.1%
Canada	3.9%
Netherlands	3.7%
Other Common Stocks	27.5%
Other	6.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed International Equity Linked Benchmark represents the returns of the Russell Global ex-US Large Cap Index (Net) through December 31, 2017 and the returns of the MSCI ACWI ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed International Equity Fund

Class C

Annual Shareholder Report

RTNCX

October 31, 2024

Tax-Managed International Equity Fund

Class M

RTIUX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$107	0.97%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI ACWI ex USA Index (Net) was up 24.33%. Growth and momentum outperformed while small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s underweight to momentum and overweight to quality faced headwinds. Sector positioning was flat, as allocation impact was modest across sectors. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., along with underweight positions in SAP SE and Galaxy Entertainment Group Limited were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Company Limited and Tencent Holdings Limited. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was an Emerging Markets manager with ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, was flat over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(b)
6/1/2015	10,000	10,000	10,000
2015	9,100	9,203	9,221
2016	9,266	9,224	9,245
2017	11,565	11,404	11,453
2018	10,347	10,464	10,517
2019	11,231	11,643	11,702
2020	10,403	11,339	11,397
2021	13,867	14,703	14,777
2022	10,305	11,067	11,123
2023	11,601	12,403	12,466
2024	13,983	15,421	15,499

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class MFootnote Reference(a)	20.54%	4.48%	3.62%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.71%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(b)	24.33%	5.78%	4.76%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,981,627
Total Number of Portfolio Holdings	952
Total Advisory Fees Paid (thousands)	$29,782
Portfolio Turnover Rate	31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.8%
Short-Term Investments	3.4%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.6%
China	10.4%
United States	7.9%
United Kingdom	6.6%
France	6.4%
Taiwan	5.6%
Germany	5.3%
India	5.1%
Canada	3.9%
Netherlands	3.7%
Other Common Stocks	27.5%
Other	6.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Tax-Managed International Equity Linked Benchmark represents the returns of the Russell Global ex-US Large Cap Index (Net) through December 31, 2017 and the returns of the MSCI ACWI ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed International Equity Fund

Class M

Annual Shareholder Report

RTIUX

October 31, 2024

Tax-Managed International Equity Fund

Class S

RTNSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$118	1.07%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI ACWI ex USA Index (Net) was up 24.33%. Growth and momentum outperformed while small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s underweight to momentum and overweight to quality faced headwinds. Sector positioning was flat, as allocation impact was modest across sectors. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., along with underweight positions in SAP SE and Galaxy Entertainment Group Limited were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Company Limited and Tencent Holdings Limited. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was an Emerging Markets manager with ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, was flat over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class S	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
6/1/2015	10,000	10,000	10,000
2015	9,100	9,203	9,221
2016	9,266	9,224	9,245
2017	11,555	11,404	11,453
2018	10,332	10,464	10,517
2019	11,193	11,643	11,702
2020	10,368	11,339	11,397
2021	13,793	14,703	14,777
2022	10,248	11,067	11,123
2023	11,514	12,403	12,466
2024	13,867	15,421	15,499

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class S	20.44%	4.38%	3.53%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.71%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.33%	5.78%	4.76%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,981,627
Total Number of Portfolio Holdings	952
Total Advisory Fees Paid (thousands)	$29,782
Portfolio Turnover Rate	31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.8%
Short-Term Investments	3.4%
Common Stocks	94.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.6%
China	10.4%
United States	7.9%
United Kingdom	6.6%
France	6.4%
Taiwan	5.6%
Germany	5.3%
India	5.1%
Canada	3.9%
Netherlands	3.7%
Other Common Stocks	27.5%
Other	6.0%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed International Equity Linked Benchmark represents the returns of the Russell Global ex-US Large Cap Index (Net) through December 31, 2017 and the returns of the MSCI ACWI ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed International Equity Fund

Class S

Annual Shareholder Report

RTNSX

October 31, 2024

Tax-Managed Real Assets Fund

Class A

RTXAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$147	1.33%

How did the Fund perform last year and what affected its performance?

  Performance across real asset sectors over the fiscal year was mixed. Real estate emerged as the best-performing asset class, driven by strong performance from office and mall REITs, closely followed by infrastructure, which was supported by strong performance among utilities subsectors. Natural resource equities lagged significantly, managing only modest gains during the fiscal year, with semiconductors ending in negative territory.

  The Fund underperformed its secondary benchmark during the period, driven by an overweight and negative security selection within the energy sector, particularly among the oil & gas exploration & production sector. Negative stock selection among the electric utilities sector further detracted from performance. Stock selection among REITs, namely among specialty and office names, was additive. Reflective of the Fund’s security selection results, money manager performance was mixed for the fiscal year, with one manager ending in line with its benchmark and two underperforming their respective benchmarks. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, finished in line with the Fund’s secondary benchmark, benefitting from favorable positioning in natural resources (including an overweight in energy) while positioning in infrastructure (including an underweight in electric utilities) detracted. During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class A	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	9,425	10,000	10,000
2019	9,802	10,525	10,494
2020	8,660	10,985	8,623
2021	12,842	15,425	12,498
2022	11,332	12,575	11,564
2023	10,934	13,893	11,254
2024	13,283	18,572	14,215

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class A - with sales charge	14.47%	5.02%	5.41%
Class A - no sales charge	21.49%	6.27%	6.57%
MSCI World Index (Net)	33.68%	12.03%	12.17%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	26.31%	6.26%	6.74%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,048,961
Total Number of Portfolio Holdings	399
Total Advisory Fees Paid (thousands)	$8,052
Portfolio Turnover Rate	42%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.8%
Preferred Stocks	1.2%
Short-Term Investments	4.2%
Common Stocks	93.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	64.9%
Australia	4.3%
Canada	3.9%
Mexico	2.8%
Spain	2.3%
France	2.2%
Brazil	1.7%
United Kingdom	1.7%
China	1.1%
Japan	0.9%
Other Common Stocks	8.0%
Other	6.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed Real Assets Blended Benchmark consists of 40% FTSE Nareit Equity REIT Index (Net), 30% S&P Global Infrastructure Index (Net) and 30% S&P Global Natural Resources Index (Net). For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed Real Assets Fund

Class A

Annual Shareholder Report

RTXAX

October 31, 2024

Tax-Managed Real Assets Fund

Class C

RTXCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$229	2.08%

How did the Fund perform last year and what affected its performance?

  Performance across real asset sectors over the fiscal year was mixed. Real estate emerged as the best-performing asset class, driven by strong performance from office and mall REITs, closely followed by infrastructure, which was supported by strong performance among utilities subsectors. Natural resource equities lagged significantly, managing only modest gains during the fiscal year, with semiconductors ending in negative territory.

  The Fund underperformed its secondary benchmark during the period, driven by an overweight and negative security selection within the energy sector, particularly among the oil & gas exploration & production sector. Negative stock selection among the electric utilities sector further detracted from performance. Stock selection among REITs, namely among specialty and office names, was additive. Reflective of the Fund’s security selection results, money manager performance was mixed for the fiscal year, with one manager ending in line with its benchmark and two underperforming their respective benchmarks. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, finished in line with the Fund’s secondary benchmark, benefitting from favorable positioning in natural resources (including an overweight in energy) while positioning in infrastructure (including an underweight in electric utilities) detracted. During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class C	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,370	10,525	10,494
2020	9,089	10,985	8,623
2021	13,380	15,425	12,498
2022	11,721	12,575	11,564
2023	11,218	13,893	11,254
2024	13,524	18,572	14,215

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class C	20.56%	5.45%	5.76%
MSCI World Index (Net)	33.68%	12.03%	12.17%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	26.31%	6.26%	6.74%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,048,961
Total Number of Portfolio Holdings	399
Total Advisory Fees Paid (thousands)	$8,052
Portfolio Turnover Rate	42%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.8%
Preferred Stocks	1.2%
Short-Term Investments	4.2%
Common Stocks	93.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	64.9%
Australia	4.3%
Canada	3.9%
Mexico	2.8%
Spain	2.3%
France	2.2%
Brazil	1.7%
United Kingdom	1.7%
China	1.1%
Japan	0.9%
Other Common Stocks	8.0%
Other	6.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed Real Assets Blended Benchmark consists of 40% FTSE Nareit Equity REIT Index (Net), 30% S&P Global Infrastructure Index (Net) and 30% S&P Global Natural Resources Index (Net). For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed Real Assets Fund

Class C

Annual Shareholder Report

RTXCX

October 31, 2024

Tax-Managed Real Assets Fund

Class M

RTXMX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$109	0.98%

How did the Fund perform last year and what affected its performance?

  Performance across real asset sectors over the fiscal year was mixed. Real estate emerged as the best-performing asset class, driven by strong performance from office and mall REITs, closely followed by infrastructure, which was supported by strong performance among utilities subsectors. Natural resource equities lagged significantly, managing only modest gains during the fiscal year, with semiconductors ending in negative territory.

  The Fund underperformed its secondary benchmark during the period, driven by an overweight and negative security selection within the energy sector, particularly among the oil & gas exploration & production sector. Negative stock selection among the electric utilities sector further detracted from performance. Stock selection among REITs, namely among specialty and office names, was additive. Reflective of the Fund’s security selection results, money manager performance was mixed for the fiscal year, with one manager ending in line with its benchmark and two underperforming their respective benchmarks. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, finished in line with the Fund’s secondary benchmark, benefitting from favorable positioning in natural resources (including an overweight in energy) while positioning in infrastructure (including an underweight in electric utilities) detracted. During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class M	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,410	10,525	10,494
2020	9,224	10,985	8,623
2021	13,738	15,425	12,498
2022	12,169	12,575	11,564
2023	11,783	13,893	11,254
2024	14,358	18,572	14,215

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class M	21.85%	6.64%	6.94%
MSCI World Index (Net)	33.68%	12.03%	12.17%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	26.31%	6.26%	6.74%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,048,961
Total Number of Portfolio Holdings	399
Total Advisory Fees Paid (thousands)	$8,052
Portfolio Turnover Rate	42%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.8%
Preferred Stocks	1.2%
Short-Term Investments	4.2%
Common Stocks	93.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	64.9%
Australia	4.3%
Canada	3.9%
Mexico	2.8%
Spain	2.3%
France	2.2%
Brazil	1.7%
United Kingdom	1.7%
China	1.1%
Japan	0.9%
Other Common Stocks	8.0%
Other	6.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed Real Assets Blended Benchmark consists of 40% FTSE Nareit Equity REIT Index (Net), 30% S&P Global Infrastructure Index (Net) and 30% S&P Global Natural Resources Index (Net). For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed Real Assets Fund

Class M

Annual Shareholder Report

RTXMX

October 31, 2024

Tax-Managed Real Assets Fund

Class S

RTXSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$120	1.08%

How did the Fund perform last year and what affected its performance?

  Performance across real asset sectors over the fiscal year was mixed. Real estate emerged as the best-performing asset class, driven by strong performance from office and mall REITs, closely followed by infrastructure, which was supported by strong performance among utilities subsectors. Natural resource equities lagged significantly, managing only modest gains during the fiscal year, with semiconductors ending in negative territory.

  The Fund underperformed its secondary benchmark during the period, driven by an overweight and negative security selection within the energy sector, particularly among the oil & gas exploration & production sector. Negative stock selection among the electric utilities sector further detracted from performance. Stock selection among REITs, namely among specialty and office names, was additive. Reflective of the Fund’s security selection results, money manager performance was mixed for the fiscal year, with one manager ending in line with its benchmark and two underperforming their respective benchmarks. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, finished in line with the Fund’s secondary benchmark, benefitting from favorable positioning in natural resources (including an overweight in energy) while positioning in infrastructure (including an underweight in electric utilities) detracted. During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class S	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,410	10,525	10,494
2020	9,219	10,985	8,623
2021	13,703	15,425	12,498
2022	12,125	12,575	11,564
2023	11,727	13,893	11,254
2024	14,279	18,572	14,215

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class S	21.77%	6.52%	6.83%
MSCI World Index (Net)	33.68%	12.03%	12.17%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	26.31%	6.26%	6.74%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,048,961
Total Number of Portfolio Holdings	399
Total Advisory Fees Paid (thousands)	$8,052
Portfolio Turnover Rate	42%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.8%
Preferred Stocks	1.2%
Short-Term Investments	4.2%
Common Stocks	93.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	64.9%
Australia	4.3%
Canada	3.9%
Mexico	2.8%
Spain	2.3%
France	2.2%
Brazil	1.7%
United Kingdom	1.7%
China	1.1%
Japan	0.9%
Other Common Stocks	8.0%
Other	6.2%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed Real Assets Blended Benchmark consists of 40% FTSE Nareit Equity REIT Index (Net), 30% S&P Global Infrastructure Index (Net) and 30% S&P Global Natural Resources Index (Net). For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed Real Assets Fund

Class S

Annual Shareholder Report

RTXSX

October 31, 2024

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2023    $1,312,997
2024    $1,404,849

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2023    $447, 591                                Tax Services performed in connection with the Audit
2024    $469,963                                 Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2023    $436,495                                 Tax services
2024    $419,548                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2023    $0
2024    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Russell Investments Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.        Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).1  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a)        Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
       (b)        Results in the auditor acting as management or an employee of the audit client;
       (c)        Places the auditor in the position of auditing its own work; or
       (d)        Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.2  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.      Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.     Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.      All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

(a)         Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b)         Financial information system design and implementation
(c)         Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d)         Actuarial services
(e)         Internal audit outsourcing services
(f)          Management functions
(g)         Human resources services
(h)         Broker-dealer, investment adviser or investment banking services
(i)          Legal services unrelated to the audit
(j)          Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.      De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

      (a)           The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

      (b)          Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

       (c)            Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.       Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.       Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1      Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2      As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2023   $0
2024   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2024 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Company
OCTOBER 31, 2024
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
30 different investment portfolios
referred to as Funds. These
financial statements report on 24
of these Funds.

Page
To Our Shareholders 3
Multifactor U.S. Equity Fund (Form N-CSR Item 7) 4
Equity Income Fund (Form N-CSR Item 7) 23
Sustainable Equity Fund (Form N-CSR Item 7) 37
U.S. Strategic Equity Fund (Form N-CSR Item 7) 55
U.S. Small Cap Equity Fund (Form N-CSR Item 7) 73
Multifactor International Equity Fund (Form N-CSR Item 7) 97
International Developed Markets Fund (Form N-CSR Item 7) 121
Global Equity Fund (Form N-CSR Item 7) 143
Emerging Markets Fund (Form N-CSR Item 7) 165
Tax-Managed U.S. Large Cap Fund (Form N-CSR Item 7) 185
Tax-Managed U.S. Mid & Small Cap Fund (Form N-CSR Item 7) 199
Tax-Managed International Equity Fund (Form N-CSR Item 7) 217
Tax-Managed Real Assets Fund (Form N-CSR Item 7) 243
Opportunistic Credit Fund (Form N-CSR Item 7) 261
Long Duration Bond Fund (Form N-CSR Item 7) 319
Strategic Bond Fund (Form N-CSR Item 7) 333
Investment Grade Bond Fund (Form N-CSR Item 7) 371
Short Duration Bond Fund (Form N-CSR Item 7) 403
Tax-Exempt High Yield Bond Fund (Form N-CSR Item 7) 437
Tax-Exempt Bond Fund (Form N-CSR Item 7) 521
Global Infrastructure Fund (Form N-CSR Item 7) 607
Global Real Estate Securities Fund (Form N-CSR Item 7) 623
Multi-Strategy Income Fund (Form N-CSR Item 7) 639
Multi-Asset Growth Strategy Fund (Form N-CSR Item 7) 683
Notes to Schedules of Investments (Form N-CSR Item 7) 717
Notes to Financial Highlights (Form N-CSR Item 7) 719
Notes to Financial Statements (Form N-CSR Item 7) 720
Report of Independent Registered Public Accounting Firm 754
Tax Information 756
Affiliated Brokerage Transactions 758
Basis for Approval of Investment Advisory Contracts (Form N-CSR Item 11)
759
Adviser, Money Managers and Service Providers 774
Russell Investment Company
Annual Financial Statements and Other Information
October 31, 2024
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
We take your financial security seriously. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security—
that’s the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting the financial needs of investors like you.
The year of 2024 has been one that has delivered strong total returns, but also demanded constant focus, both in markets and investing, as volatility and uncertainty persisted.
For the fiscal one-year period ending October 31, 2024, U.S. equities returned approximately 38.02%, according to the
S&P 500 Index.* In comparison, over the same time period, developed non-U.S. equities, as measured by the MSCI
EAFE index, provided a return of 22.97%.* With strong market performance, inflation coming under control, and the
U.S. Federal Reserve (the Fed) starting to lower interest rates, 2024 further proves the importance of staying invested.
While it is vital to challenge prior thinking, we continue to emphasize that prioritizing a long-term investment plan over short-term market fluctuations is most consistently rewarded.
As we approach the end of another unprecedented year, we maintain our focus and look to position our funds for the period ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe the tactical opportunity set in equity regions, sectors, and styles is less likely to be rewarded in this environment. Across global equities, while value and momentum factors appear relatively cheap, they are accompanied by poor sentiment. We prefer to maintain a balanced exposure and allow stock selection to be the key driver.
Even with the market recently pushing rates higher, we believe that government bonds are fairly valued and offer more potential for gains than losses, should economic growth hit a road bump. We expect continued volatility in rates, which could create tactical opportunities, but the threshold is high.
Latest data suggests the U.S. economy is headed toward a soft landing rather than a recession. With the Fed rate cuts underway, markets are backing this view, creating risks for portfolios if a recession does materialize.
Improving financial security for people. For more than 85 years, that has been our primary purpose. We’ve been providing solutions to help investors like you reach those financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund. We value the trust you have placed in our firm—there’s nothing we work harder to earn. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: MarketWatch; fiscal one-year period is defined as 11/1/2023 – 10/31/2024. Indexes are unmanaged and cannot be invested in directly. The S&P 500
Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe,
Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
4 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.8%
Consumer Discretionary - 13.4%
Amazon.com, Inc.(Æ) 70,305 13,105
Amerco, Inc. 2,602 178
AutoNation, Inc.(Æ) 934 145
AutoZone, Inc.(Æ) 64 193
Axon Enterprise, Inc.(Æ) 1,078 456
Bath & Body Works, Inc. 4,162 118
Best Buy Co., Inc. 4,578 414
BJ's Wholesale Club Holdings, Inc.(Æ) 3,092 262
BorgWarner, Inc. 4,356 146
Boyd Gaming Corp. 958 66
Bright Horizons Family Solutions, Inc.(Æ) 778 104
Brunswick Corp. 1,681 134
Burlington Stores, Inc.(Æ) 775 192
Caesars Entertainment, Inc.(Æ) 3,014 121
CarMax, Inc.(Æ) 589 43
Carnival Corp.(Æ) 4,360 96
Carvana Co.(Æ) 744 184
Cava Group, Inc.(Æ) 903 121
Charter Communications, Inc. Class A(Æ) 1,304 427
Chipotle Mexican Grill, Inc. Class A(Æ) 12,722 709
Churchill Downs, Inc. 896 125
Columbia Sportswear Co. 1,424 115
Comcast Corp. Class A 45,221 1,975
Costco Wholesale Corp. 3,111 2,720
Coupang, Inc.(Æ) 13,980 361
Crocs, Inc.(Æ) 1,308 141
Curtiss-Wright Corp. 796 275
Deckers Outdoor Corp.(Æ) 3,074 495
Dick's Sporting Goods, Inc. 1,199 235
Dollar General Corp. 2,996 240
Dollar Tree, Inc.(Æ) 1,028 66
Domino's Pizza, Inc. 555 230
DR Horton, Inc. 5,338 902
DraftKings, Inc. Class A(Æ) 5,415 191
eBay, Inc. 11,504 662
Expedia Group, Inc.(Æ) 705 110
FactSet Research Systems, Inc. 589 267
Ferguson Enterprises, Inc. 1,724 339
Five Below, Inc.(Æ) 1,155 109
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 131
Ford Motor Co. 40,612 418
Fox Corp. Class A 6,710 282
Freshpet, Inc.(Æ) 646 86
Gap, Inc. (The) 5,806 121
Garmin, Ltd. 2,840 563
General Motors Co. 18,664 947
Genuine Parts Co. 3,048 350
Grand Canyon Education, Inc.(Æ) 739 101
Harley-Davidson, Inc. 3,988 127
Hilton Worldwide Holdings, Inc. 1,957 460
Home Depot, Inc. (The) 5,583 2,198
Hubbell, Inc. Class B 850 363
Hyatt Hotels Corp. Class A 573 83
Interpublic Group of Cos., Inc. (The) 6,573 193
Kohl's Corp. 2,808 52
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Las Vegas Sands Corp. 1,986 103
Lear Corp. 1,585 152
Leggett & Platt, Inc. 3,991 48
Lennar Corp. Class A 5,323 906
Liberty Broadband Corp. Class C(Æ) 1,505 122
Liberty Media Corp. Class C(Æ) 1,030 60
Light & Wonder, Inc. Class A(Æ) 951 89
Lithia Motors, Inc. Class A 517 172
Live Nation Entertainment, Inc.(Æ) 808 95
Lowe's Cos., Inc. 1,986 520
Lululemon Athletica, Inc.(Æ) 1,084 323
Macy's, Inc. 6,087 93
Marriott International, Inc. Class A 1,040 270
Marriott Vacations Worldwide Corp. 1,284 99
McDonald's Corp. 1,498 438
MGM Resorts International(Æ) 4,953 183
Netflix, Inc. Class B(Æ) 2,769 2,093
New York Times Co. (The) Class A 3,614 202
News Corp. Class A 2,835 77
Nexstar Media Group, Inc. Class A 950 167
Nike, Inc. Class B 5,848 451
Norton LifeLock Inc. 8,496 247
nVent Electric PLC 2,045 152
NVR, Inc.(Æ) 56 513
Ollie's Bargain Outlet Holdings, Inc.(Æ) 869 80
Omnicom Group, Inc. 4,092 413
O'Reilly Automotive, Inc.(Æ) 183 211
Paramount Global Class B 8,551 94
Penske Automotive Group, Inc. 731 110
Polaris, Inc. 1,257 88
PulteGroup, Inc. 4,589 594
PVH Corp. 1,809 178
Ralph Lauren Corp. Class A 960 190
RB Global, Inc. 1,810 153
Ross Stores, Inc. 2,131 298
Royal Caribbean Cruises, Ltd. 2,031 419
Sensata Technologies Holding PLC 2,760 95
Service Corp. International 1,165 95
SharkNinja, Inc. 1,133 104
Sirius Xm Holdings, Inc. 2,983 79
Skechers USA, Inc. Class A(Æ) 4,109 252
Tapestry, Inc. 5,878 279
Target Corp. 7,086 1,063
Tesla, Inc.(Æ) 14,977 3,742
Texas Roadhouse, Inc. Class A 1,392 266
Thor Industries, Inc. 1,181 123
TJX Cos., Inc. (The) 7,106 803
TKO Group Holdings, Inc.(Æ) 1,264 148
Toll Brothers, Inc. 2,774 406
Tractor Supply Co. 1,660 441
Travel + Leisure Co. 2,210 106
TripAdvisor, Inc.(Æ) 4,785 77
Ulta Beauty, Inc.(Æ) 490 181
Walmart, Inc. 28,932 2,371
Walt Disney Co. (The) 7,017 675
Warner Bros Discovery, Inc.(Æ) 31,805 259
Wayfair, Inc. Class A(Æ) 2,138 92

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Williams-Sonoma, Inc. 3,702 497
Wingstop, Inc. 532 153
Wynn Resorts, Ltd. 1,004 96
YETI Holdings, Inc.(Æ) 2,278 80
Yum! Brands, Inc. 1,171 154
56,287
Consumer Staples - 3.8%
Albertsons Cos., Inc. Class A 6,560 119
Altria Group, Inc. 7,158 390
Aramark 2,461 93
Archer-Daniels-Midland Co. 7,624 421
BellRing Brands, Inc.(Æ) 1,450 95
Boston Beer Co., Inc. Class A(Æ) 154 45
Brown-Forman Corp. Class B - ADR 3,078 135
Bunge, Ltd. 2,164 182
Campbell Soup Co. 5,475 255
Casey's General Stores, Inc. 801 316
Celsius Holdings, Inc.(Æ) 3,312 100
Church & Dwight Co., Inc. 4,148 414
Clorox Co. (The) 1,330 211
Coca-Cola Co. (The) 15,565 1,016
Coca-Cola Consolidated, Inc. 78 88
Colgate-Palmolive Co. 5,376 504
Conagra Brands, Inc. 10,844 314
CVS Health Corp. 12,107 684
elf Beauty, Inc.(Æ) 1,073 113
Estee Lauder Cos., Inc. (The) Class A 1,212 84
Flowers Foods, Inc. 4,901 109
General Mills, Inc. 7,056 480
Hershey Co. (The) 1,780 316
Hormel Foods Corp. 4,801 147
Ingredion, Inc. 2,664 354
JM Smucker Co. (The) 2,533 287
Kellanova 3,182 257
Keurig Dr Pepper, Inc. 3,871 127
Kimberly-Clark Corp. 3,112 418
Kraft Heinz Co. (The) 12,053 403
Kroger Co. (The) 16,007 893
McCormick & Co., Inc. 2,361 185
Molson Coors Beverage Co. Class B 2,296 125
Mondelez International, Inc. Class A 4,219 289
Monster Beverage Corp.(Æ) 8,378 441
PepsiCo, Inc. 6,245 1,037
Performance Food Group Co.(Æ) 2,304 187
Philip Morris International, Inc. 3,575 474
Post Holdings, Inc.(Æ) 969 106
Procter & Gamble Co. (The) 17,011 2,810
Reynolds Consumer Products, Inc. 3,726 100
Spectrum Brands Holdings, Inc. 1,008 90
Tyson Foods, Inc. Class A 6,679 391
US Foods Holding Corp.(Æ) 4,871 300
15,905
Energy - 3.8%
Antero Resources Corp.(Æ) 3,138 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Baker Hughes Co. 10,313 393
Chevron Corp. 12,954 1,928
Coterra Energy, Inc. 17,492 418
Devon Energy Corp. 9,819 380
Diamondback Energy, Inc. 3,487 616
Eaton Corp. PLC 2,324 771
Enphase Energy, Inc.(Æ) 567 47
EOG Resources, Inc. 5,881 717
Exxon Mobil Corp. 34,119 3,984
First Solar, Inc.(Æ) 486 94
Halliburton Co. 12,390 344
Hess Corp. 3,306 445
HF Sinclair Corp. 3,158 122
Kinder Morgan, Inc. 19,933 489
Marathon Oil Corp. 12,243 339
Marathon Petroleum Corp. 4,314 628
Matador Resources Co. 3,201 167
NOV, Inc. 8,403 130
Occidental Petroleum Corp. 7,319 367
ONEOK, Inc. 4,697 455
Phillips 66 3,641 444
Range Resources Corp. 7,436 223
Schlumberger NV 12,321 494
Targa Resources Corp. 2,306 385
TechnipFMC PLC 5,930 158
Texas Pacific Land Corp. 393 458
Valero Energy Corp. 3,910 507
Weatherford International PLC 1,431 113
Williams Cos., Inc. (The) 8,794 461
16,158
Financial Services - 14.7%
Affiliated Managers Group, Inc. 468 91
Affirm Holdings, Inc.(Æ) 3,778 166
Aflac, Inc. 9,632 1,009
Alexandria Real Estate Equities, Inc.(ö) 731 82
Allstate Corp. (The) 3,393 633
Ally Financial, Inc. 4,692 164
American Express Co. 3,182 859
American Financial Group, Inc. 1,920 248
American Homes 4 Rent Class A(ö) 4,498 158
American International Group, Inc. 6,103 463
American Tower Corp.(ö) 809 173
Ameriprise Financial, Inc. 1,037 529
Aon PLC Class A 652 239
Apollo Global Management, Inc. 1,736 249
Arch Capital Group, Ltd.(Æ) 6,625 653
Ares Management Corp. Class A 946 159
Arthur J Gallagher & Co. 1,873 527
Assurant, Inc. 1,800 345
Assured Guaranty, Ltd. 1,461 122
AvalonBay Communities, Inc.(ö) 534 118
AXA Equitable Holdings 3,831 174
Axis Capital Holdings, Ltd. 2,038 159
Bank of America Corp. 53,625 2,243
Bank of New York Mellon Corp. (The) 10,012 754
Bank OZK 2,969 130

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
6 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Berkshire Hathaway, Inc. Class B(Æ) 13,953 6,292
Blackrock, inc 327 321
Blackstone, Inc. Class A 1,888 317
Blue Owl Capital, Inc. 5,065 113
Brown & Brown, Inc. 4,775 500
Capital One Financial Corp. 3,447 561
Carlyle Group, Inc. (The) 3,871 194
Cboe Global Markets, Inc. 1,983 423
CBRE Group, Inc. Class A(Æ) 981 128
Charles Schwab Corp. (The) 6,221 441
Chubb, Ltd. 4,476 1,264
Cincinnati Financial Corp. 3,562 502
Citigroup, Inc. 13,861 889
Citizens Financial Group, Inc. 3,907 165
CME Group, Inc. Class A 1,156 261
Coinbase Global, Inc. Class A(Æ) 1,799 322
Commerce Bancshares, Inc. 2,880 180
Crown Castle, Inc.(ö) 1,687 181
CubeSmart(ö) 3,332 159
Cullen/Frost Bankers, Inc. 570 73
Digital Realty Trust, Inc.(ö) 1,481 264
Discover Financial Services 2,086 310
East West Bancorp, Inc. 2,379 232
EastGroup Properties, Inc.(ö) 625 107
EPR Properties(ö) 2,953 134
Equinix, Inc.(ö) 260 236
Equity LifeStyle Properties, Inc. Class A(ö) 1,554 109
Equity Residential(ö) 2,648 186
Essex Property Trust, Inc.(ö) 677 192
Evercore, Inc. Class A 875 231
Everest Re Group, Ltd. 1,032 367
Fidelity National Financial, Inc. 2,482 149
Fifth Third Bancorp 9,428 412
First American Financial Corp. 870 56
First Citizens BancShares, Inc. Class A 215 417
First Industrial Realty Trust, Inc.(ö) 2,309 121
Flagstar Financial, Inc. 3,631 37
FNB Corp. 8,481 123
Franklin Resources, Inc. 2,432 51
Gaming and Leisure Properties, Inc.(ö) 2,816 141
Globe Life, Inc. 1,187 125
Goldman Sachs Group, Inc. (The) 3,270 1,693
Hanover Insurance Group, Inc. (The) 899 133
Hartford Financial Services Group, Inc. 6,136 678
Host Hotels & Resorts, Inc.(ö) 8,665 149
Houlihan Lokey, Inc. Class A 1,484 256
Huntington Bancshares, Inc. 12,415 194
Interactive Brokers Group, Inc. Class A 1,592 243
Intercontinental Exchange, Inc. 2,021 315
Invesco, Ltd. 3,200 55
Invitation Homes, Inc.(ö) 5,588 176
Iron Mountain, Inc.(ö) 1,415 175
Janus Henderson Group PLC 3,858 159
Jefferies Financial Group, Inc. 4,032 258
Jones Lang LaSalle, Inc.(Æ) 1,092 296
JPMorgan Chase & Co. 22,797 5,059
KeyCorp 7,945 137
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kinsale Capital Group, Inc. 429 184
KKR & Co., Inc. Class A 3,324 459
Lincoln National Corp. 2,213 77
Loews Corp. 4,252 336
LPL Financial Holdings, Inc. 1,769 499
M&T Bank Corp. 2,093 407
Markel Group, Inc.(Æ) 210 324
Marsh & McLennan Cos., Inc. 3,585 782
MasterCard, Inc. Class A 4,934 2,465
MetLife, Inc. 5,339 419
MGIC Investment Corp. 6,951 174
Mid-America Apartment Communities, Inc.
(ö) 1,198 181
Morgan Stanley 10,607 1,233
Morningstar, Inc. 560 184
Nasdaq, Inc. 2,871 212
NET Lease Office Properties(ö) 1 —
NNN REIT, Inc.(ö) 2,921 127
Northern Trust Corp. 1,928 194
NU Holdings, Ltd. Class A(Æ) 32,271 487
Old Republic International Corp. 9,249 323
OneMain Holdings, Inc. 2,166 108
Pinnacle Financial Partners, Inc. 564 59
PNC Financial Services Group, Inc. (The) 4,422 833
Primerica, Inc. 372 103
Principal Financial Group, Inc. 3,264 269
Progressive Corp. (The) 5,387 1,308
Prosperity Bancshares, Inc. 1,736 127
Prudential Financial, Inc. 3,290 403
Public Storage(ö) 711 234
Raymond James Financial, Inc. 2,641 391
Realty Income Corp.(ö) 2,890 172
Regions Financial Corp. 8,529 204
Reinsurance Group of America, Inc. Class A 1,128 238
RenaissanceRe Holdings, Ltd. 761 200
Rexford Industrial Realty, Inc.(ö) 1,258 54
Rithm Capital Corp.(ö) 10,404 110
RLI Corp. 826 129
Robinhood Markets, Inc. Class A(Æ) 7,915 186
Ryan Specialty Holdings, Inc. Class A 2,578 170
SEI Investments Co. 2,431 182
Simon Property Group, Inc.(ö) 1,497 253
State Street Corp. 4,125 383
Stifel Financial Corp. 2,356 244
Synchrony Financial 7,526 415
T Rowe Price Group, Inc. 3,141 345
Tradeweb Markets, Inc. Class A 2,563 325
Travelers Cos., Inc. (The) 3,026 744
Truist Financial Corp. 8,924 384
Unum Group 4,137 266
US Bancorp 12,206 590
VICI Properties, Inc.(ö) 14,284 454
Visa, Inc. Class A 10,960 3,177
Voya Financial, Inc. 1,947 156
Webster Financial Corp. 1,472 76
Welltower, Inc.(ö) 2,029 274
Western Alliance Bancorp 1,882 157

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Western Union Co. (The) 14,174 152
White Mountains Insurance Group, Ltd. 88 158
Willis Towers Watson PLC 380 115
Wintrust Financial Corp. 1,435 166
WP Carey, Inc.(ö) 1,744 97
WR Berkley Corp. 8,011 458
XP, Inc. Class A 6,822 119
61,764
Health Care - 9.2%
10X Genomics, Inc. Class A(Æ) 1,581 25
Abbott Laboratories 6,370 722
AbbVie, Inc. 10,780 2,198
ABIOMED, Inc.(Š) 505 —
Agilent Technologies, Inc. 3,260 425
Align Technology, Inc.(Æ) 1,190 244
Alnylam Pharmaceuticals, Inc.(Æ) 590 157
Amgen, Inc. 1,393 446
Apellis Pharmaceuticals, Inc.(Æ) 1,668 45
Baxter International, Inc. 8,031 287
Becton Dickinson & Co. 756 177
Biogen, Inc.(Æ) 1,791 312
BioMarin Pharmaceutical, Inc.(Æ) 845 56
Boston Scientific Corp.(Æ) 10,722 901
Bristol-Myers Squibb Co. 4,097 228
Bruker Corp. 1,849 105
Cardinal Health, Inc. 2,077 225
Cencora, Inc. Class A 1,261 288
Centene Corp.(Æ) 6,701 417
Chemed Corp. 327 177
Cigna Group (The) 4,206 1,324
Cooper Cos, Inc. (The)(Æ) 1,609 168
Danaher Corp. 2,511 617
DaVita HealthCare Partners, Inc.(Æ) 1,341 187
DexCom, Inc.(Æ) 1,645 116
Doximity, Inc. Class A(Æ) 3,621 151
Edwards Lifesciences Corp.(Æ) 3,486 234
Elevance Health, Inc. 2,700 1,096
Eli Lilly & Co. 6,274 5,206
Encompass Health Corp. 2,149 214
Exact Sciences Corp.(Æ) 2,535 175
Exelixis, Inc.(Æ) 6,865 228
Gilead Sciences, Inc. 3,174 282
Globus Medical, Inc. Class A(Æ) 1,561 115
HCA Healthcare, Inc. 1,917 688
Henry Schein, Inc.(Æ) 3,867 272
Hologic, Inc.(Æ) 2,993 242
IDEXX Laboratories, Inc.(Æ) 642 261
Incyte Corp.(Æ) 4,092 303
Inspire Medical Systems, Inc.(Æ) 701 137
Insulet Corp.(Æ) 330 76
Intuitive Surgical, Inc.(Æ) 2,191 1,104
IQVIA, Inc.(Æ) 282 58
Jazz Pharmaceuticals PLC(Æ) 1,492 164
Johnson & Johnson 15,624 2,498
Labcorp Holdings, Inc. 1,140 260
McKesson Corp. 938 470
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Medpace Holdings, Inc.(Æ) 369 116
Medtronic PLC 6,159 550
Merck & Co., Inc. 19,067 1,951
Moderna, Inc.(Æ) 2,656 144
Molina Healthcare, Inc.(Æ) 1,190 382
Natera, Inc.(Æ) 1,758 213
Neurocrine Biosciences, Inc.(Æ) 1,742 210
Organon & Co. 4,220 79
Penumbra, Inc.(Æ) 693 159
Pfizer, Inc. 31,277 885
QIAGEN NV(Æ) 2,793 118
Quest Diagnostics, Inc. 2,005 310
QuidelOrtho Corp.(Æ) 1,061 40
Regeneron Pharmaceuticals, Inc.(Æ) 478 401
ResMed, Inc. 1,899 460
Royalty Pharma PLC Class A 4,157 112
STERIS PLC 1,031 229
Stryker Corp. 2,429 865
Tenet Healthcare Corp.(Æ) 2,288 355
Thermo Fisher Scientific, Inc. 1,357 741
United Therapeutics Corp.(Æ) 1,282 479
UnitedHealth Group, Inc. 5,274 2,977
Universal Health Services, Inc. Class B 1,758 359
Veeva Systems, Inc. Class A(Æ) 1,849 386
Vertex Pharmaceuticals, Inc.(Æ) 2,024 963
Viatris, Inc. 20,153 234
Waters Corp.(Æ) 456 147
West Pharmaceutical Services, Inc. 671 207
Zimmer Biomet Holdings, Inc. 1,340 143
Zoetis, Inc. Class A 2,296 410
38,706
Materials and Processing - 4.8%
Acuity Brands, Inc. 1,348 405
Advanced Drainage Systems, Inc. 1,253 188
Air Products & Chemicals, Inc. 860 267
Allegheny Technologies, Inc.(Æ) 1,492 79
Amcor PLC 24,976 278
AptarGroup, Inc. 1,817 305
Armstrong World Industries, Inc. 1,302 182
Axalta Coating Systems, Ltd.(Æ) 3,368 128
AZEK Co., Inc. (The)(Æ) 2,220 98
Ball Corp. 3,170 188
Berry Plastics Group, Inc. 3,115 219
Builders FirstSource, Inc.(Æ) 2,781 477
Carrier Global Corp. 4,278 311
Celanese Corp. Class A 2,054 259
CF Industries Holdings, Inc. 4,628 381
Cleveland-Cliffs, Inc.(Æ) 11,506 149
Copart, Inc.(Æ) 10,018 516
Core & Main, Inc. Class A(Æ) 3,303 146
CRH PLC 9,899 945
Crown Holdings, Inc. 1,276 119
Darling Ingredients, Inc.(Æ) 3,004 117
Dow, Inc. 9,274 458
DuPont de Nemours, Inc. 4,061 337
Eagle Materials, Inc. 221 63

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
8 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eastman Chemical Co. 3,017 317
Ecolab, Inc. 2,854 701
Fastenal Co. 6,291 492
FMC Corp. 2,508 163
Fortune Brands Innovations, Inc. 3,055 255
Freeport-McMoRan, Inc. 8,600 387
General Electric Co. 3,040 522
Graphic Packaging Holding Co. 8,332 235
International Flavors & Fragrances, Inc. 2,507 249
International Paper Co. 4,622 257
ITT, Inc. 2,131 299
Johnson Controls International PLC 2,362 178
Lennox International, Inc. 415 250
Linde PLC 1,066 486
LKQ Corp. 3,445 127
Louisiana-Pacific Corp. 1,791 177
LyondellBasell Industries Class A 3,533 307
Martin Marietta Materials, Inc. 813 482
Masco Corp. 1,804 144
MDU Resources Group, Inc. 8,090 233
Mohawk Industries, Inc.(Æ) 1,194 160
Mosaic Co. (The) 7,149 191
NewMarket Corp. 220 115
Nucor Corp. 3,765 534
Olin Corp. 2,482 102
Owens Corning 2,730 483
Packaging Corp. of America 1,690 387
Pool Corp. 497 180
PPG Industries, Inc. 3,021 376
Reliance Steel & Aluminum Co. 1,471 421
RPM International, Inc. 2,789 354
Sealed Air Corp. 2,698 98
Sherwin-Williams Co. (The) 1,284 461
Silgan Holdings, Inc. 1,496 77
SiteOne Landscape Supply, Inc.(Æ) 890 124
Smurfit WestRock PLC 4,791 247
Sonoco Products Co. 2,989 157
Southern Copper Corp. 1,650 181
Steel Dynamics, Inc. 3,817 498
Timken Co. (The) 1,875 156
Trane Technologies PLC 2,239 829
Trex Co., Inc.(Æ) 2,909 206
United States Steel Corp. 5,801 225
Vulcan Materials Co. 1,558 427
Watsco, Inc. 381 180
Westlake Chemical Corp. 1,119 148
20,193
Producer Durables - 8.6%
AECOM 968 103
AGCO Corp. 1,309 131
Alaska Air Group, Inc.(Æ) 2,680 128
Allison Transmission Holdings, Inc. Class A 3,020 323
American Airlines Group, Inc.(Æ) 3,856 52
Ametek, Inc. 1,067 196
Amphenol Corp. Class A 10,958 734
AO Smith Corp. 2,630 198
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aptiv PLC(Æ) 3,806 216
Automatic Data Processing, Inc. 1,700 492
Avery Dennison Corp. 1,717 355
Block, Inc. Class A(Æ) 2,703 195
Boeing Co. (The)(Æ) 785 117
Booz Allen Hamilton Holding Corp. Class A 1,620 294
BWX Technologies, Inc. 1,651 201
Carlisle Cos., Inc. 591 250
Caterpillar, Inc. 1,936 728
CH Robinson Worldwide, Inc. 1,428 147
Cintas Corp. 4,061 836
Clean Harbors, Inc.(Æ) 605 140
CNH Industrial NV 12,563 141
Comfort Systems USA, Inc. 722 282
Corpay, Inc.(Æ) 702 231
Crane Co. 1,350 212
CSX Corp. 6,959 234
Cummins, Inc. 2,686 884
Deere & Co. 1,073 434
Delta Air Lines, Inc. 12,299 704
Donaldson Co., Inc. 3,080 225
Dover Corp. 2,285 433
EMCOR Group, Inc. 1,030 459
Emerson Electric Co. 4,355 472
Equifax, Inc. 356 94
Expeditors International of Washington, Inc. 2,971 354
FedEx Corp. 3,786 1,037
Flowserve Corp. 2,897 153
Fortive Corp. 2,382 170
FTI Consulting, Inc.(Æ) 647 126
Gartner, Inc.(Æ) 521 262
Generac Holdings, Inc.(Æ) 620 103
General Dynamics Corp. 824 240
Gentex Corp. 4,499 136
Global Payments, Inc. 2,274 236
Graco, Inc. 3,531 288
H&R Block, Inc. 2,423 145
Heico Corp. Class A 634 122
HEICO Corp. 1,135 278
Honeywell International, Inc. 1,590 327
Howmet Aerospace, Inc. 4,357 434
Huntington Ingalls Industries, Inc. 937 173
IDEX Corp. 987 212
Illinois Tool Works, Inc.. 1,541 402
Ingersoll Rand, Inc. 3,064 294
Jacobs Solutions, Inc. 1,892 266
JB Hunt Transport Services, Inc. 1,458 263
Keysight Technologies, Inc.(Æ) 2,226 332
Kirby Corp.(Æ) 704 81
Knight-Swift Transportation Holdings, Inc. 3,245 169
L3Harris Technologies, Inc. 1,557 385
Lamb Weston Holdings, Inc. 1,525 118
Landstar System, Inc. 943 166
Lincoln Electric Holdings, Inc. 1,002 193
Littelfuse, Inc. 229 56
ManpowerGroup, Inc. 1,782 112
MarketAxess Holdings, Inc. 417 121

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MasTec, Inc.(Æ) 832 102
Mettler-Toledo International, Inc.(Æ) 130 168
Middleby Corp.(Æ) 1,011 131
Moody's Corp. 918 417
MSA Safety, Inc. 679 113
MSC Industrial Direct Co., Inc. Class A 2,020 160
Murphy USA, Inc. 479 234
Nordson Corp. 1,181 293
Norfolk Southern Corp. 764 191
Northrop Grumman Corp. 479 244
Old Dominion Freight Line, Inc. 1,611 324
Oshkosh Corp. 1,844 189
Otis Worldwide Corp. 3,562 350
PACCAR, Inc. 9,972 1,040
Parker-Hannifin Corp. 1,012 642
Paychex, Inc. 3,042 424
Paylocity Holding Corp.(Æ) 727 134
PayPal Holdings, Inc.(Æ) 6,467 513
Pentair PLC 2,389 237
Quanta Services, Inc. 1,243 375
RBC Bearings, Inc.(Æ) 407 114
Regal Rexnord Corp. 1,252 209
Republic Services, Inc. Class A 2,146 425
Robert Half, Inc. 3,815 260
Rollins, Inc. 4,870 230
Ryder System, Inc. 1,559 228
S&P Global, Inc. 1,129 542
Saia, Inc.(Æ) 394 193
Snap-on, Inc. 1,594 526
Southwest Airlines Co. 7,960 243
Stanley Black & Decker, Inc. 1,306 121
Teledyne Technologies, Inc.(Æ) 499 227
Tetra Tech, Inc. 5,685 278
Textron, Inc. 3,463 279
Toast, Inc. Class A(Æ) 6,948 209
TopBuild Corp.(Æ) 783 277
Toro Co. (The) 1,187 96
Trade Desk, Inc. (The) Class A(Æ) 5,040 606
TransDigm Group, Inc. 322 419
Trimble Navigation, Ltd.(Æ) 1,925 116
Union Pacific Corp. 1,488 345
United Airlines, Inc.(Æ) 7,307 572
United Parcel Service, Inc. Class B 3,218 431
United Rentals, Inc. 907 737
Veralto Corp. 2,155 220
Verisk Analytics, Inc. Class A 1,109 305
Vertiv Holdings Co. Class A 4,405 481
Vontier Corp. 4,598 171
Waste Management, Inc. 2,123 458
WESCO International, Inc. 1,268 243
Westinghouse Air Brake Technologies Corp. 2,407 452
WEX, Inc.(Æ) 273 47
WillScot Mobile Mini Holdings Corp.(Æ) 2,760 91
Woodward, Inc. 844 139
WW Grainger, Inc. 437 485
XPO, Inc.(Æ) 2,385 311
Xylem, Inc. 3,653 445
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zebra Technologies Corp. Class A(Æ) 443 169
36,376
Technology - 35.9%
Accenture PLC Class A 2,557 882
Adobe, Inc.(Æ) 1,729 827
Advanced Micro Devices, Inc.(Æ) 4,325 623
Airbnb, Inc. Class A(Æ) 2,225 300
Akamai Technologies, Inc.(Æ) 4,443 449
Allegion PLC 1,269 177
Alphabet, Inc. Class A 56,803 9,720
Alphabet, Inc. Class C 28,030 4,840
Amdocs, Ltd. 5,094 447
Amentum Holdings, Inc.(Æ) 1,892 56
Amkor Technology, Inc. 2,896 74
Analog Devices, Inc. 1,447 323
Appfolio, Inc. Class A(Æ) 375 78
Apple, Inc. 111,004 25,077
Applied Materials, Inc. 5,245 952
AppLovin Corp. Class A(Æ) 3,669 621
Arista Networks, Inc.(Æ) 2,665 1,030
Arrow Electronics, Inc.(Æ) 2,173 258
Atlassian Corp. Class A(Æ) 1,107 209
Autodesk, Inc.(Æ) 1,595 453
Avnet, Inc. 2,960 160
Bentley Systems, Inc. Class B 2,353 114
Bill.com Holdings, Inc.(Æ) 1,598 93
Bio Techne Corp. 2,190 162
Booking Holdings, Inc. 298 1,394
Broadcom, Inc. 32,415 5,503
Broadridge Financial Solutions, Inc. 644 136
CACI International, Inc. Class A(Æ) 435 240
Cadence Design Systems, Inc.(Æ) 2,815 777
CDW Corp. 1,040 196
Ciena Corp.(Æ) 2,705 172
Cirrus Logic, Inc.(Æ) 1,237 136
Cisco Systems, Inc. 68,544 3,754
Cloudflare, Inc. Class A(Æ) 1,558 137
Cognex Corp. 1,909 77
Cognizant Technology Solutions Corp.
Class A 13,631 1,017
Coherent Corp.(Æ) 1,160 107
Concentrix Corp. 1,748 74
Confluent, Inc. Class A(Æ) 3,052 80
Corning, Inc. 4,345 207
Crowdstrike Holdings, Inc. Class A(Æ) 1,811 538
Datadog, Inc. Class A(Æ) 2,748 345
Dell Technologies, Inc. Class C 1,898 235
DocuSign, Inc.(Æ) 2,625 182
Dolby Laboratories, Inc. Class A 1,887 138
DoorDash, Inc. Class A(Æ) 1,668 261
DoubleVerify Holdings, Inc.(Æ) 2,734 47
DXC Technology Co.(Æ) 7,076 141
Dynatrace, Inc.(Æ) 4,217 227
Elastic NV(Æ) 1,028 82
Electronic Arts, Inc. 2,030 306
Entegris, Inc. 1,787 187

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
10 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EPAM Systems, Inc.(Æ) 599 113
F5, Inc.(Æ) 1,960 458
Fair Isaac Corp.(Æ) 225 448
Fidelity National Information Services, Inc. 4,394 394
Fiserv, Inc.(Æ) 3,847 761
Five9, Inc.(Æ) 1,943 57
Fortinet, Inc.(Æ) 2,675 210
GCI Liberty, Inc.(Æ)(Š) 7,417 —
Genpact, Ltd. 5,516 211
Gitlab, Inc. Class A(Æ) 1,763 95
GlobalFoundries, Inc.(Æ) 1,706 62
Globant SA(Æ) 549 115
GoDaddy, Inc. Class A(Æ) 1,745 291
Guidewire Software, Inc.(Æ) 1,043 194
Hewlett Packard Enterprise Co. 23,898 466
HP, Inc. 17,116 608
HubSpot, Inc.(Æ) 567 315
Intel Corp. 14,858 320
International Business Machines Corp. 3,548 733
Intuit, Inc. 1,675 1,022
Jabil Circuit, Inc. 2,422 298
Jack Henry & Associates, Inc. 1,389 253
Juniper Networks, Inc. 4,288 167
KLA Corp. 509 339
Kyndryl Holdings, Inc.(Æ) 4,279 98
Lam Research Corp. 7,120 529
Lattice Semiconductor Corp.(Æ) 1,297 66
Leidos Holdings, Inc. 2,559 469
Manhattan Associates, Inc.(Æ) 1,157 305
Maplebear, Inc.(Æ) 2,511 111
Marvell Technology, Inc. 3,117 250
Match Group, Inc.(Æ) 3,272 118
Meta Platforms, Inc. Class A 16,183 9,185
Microchip Technology, Inc. 3,289 241
Micron Technology, Inc. 4,029 401
Microsoft Corp. 59,142 24,032
MicroStrategy, Inc. Class A(Æ) 1,110 271
MKS Instruments, Inc. 635 63
MongoDB, Inc.(Æ) 300 81
Monolithic Power Systems, Inc. 594 451
Motorola Solutions, Inc. 1,415 636
MSCI, Inc. Class A 274 157
NetApp, Inc. 3,628 418
Nutanix, Inc. Class A(Æ) 3,332 207
NVIDIA Corp. 184,900 24,547
Okta, Inc.(Æ) 1,737 125
ON Semiconductor Corp.(Æ) 3,635 256
Onto Innovation, Inc.(Æ) 549 109
Oracle Corp. 5,159 866
Palantir Technologies, Inc. Class A(Æ) 19,282 801
Palo Alto Networks, Inc.(Æ) 2,322 837
Paycom Software, Inc. 859 180
Pinterest, Inc. Class A(Æ) 10,372 330
Procore Technologies, Inc.(Æ) 1,843 121
PTC, Inc.(Æ) 1,103 204
Pure Storage, Inc. Class A(Æ) 6,534 327
Qorvo, Inc.(Æ) 1,366 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
QUALCOMM, Inc. 9,277 1,510
Roku, Inc.(Æ) 2,781 178
Roper Technologies, Inc. 611 329
Salesforce, Inc. 4,644 1,353
Science Applications International Corp. 741 107
ServiceNow, Inc.(Æ) 1,306 1,218
Skyworks Solutions, Inc. 4,193 367
Smartsheet, Inc. Class A(Æ) 3,071 173
Snowflake, Inc. Class A(Æ) 1,513 174
Spotify Technology SA(Æ) 1,878 723
SS&C Technologies Holdings, Inc. 5,185 363
Super Micro Computer, Inc.(Æ) 6,550 191
Synopsys, Inc.(Æ) 1,224 629
TD SYNNEX Corp. 2,330 269
Teradata Corp.(Æ) 2,887 93
Teradyne, Inc. 2,543 270
Texas Instruments, Inc. 6,341 1,288
Twilio, Inc. Class A(Æ) 2,477 200
Tyler Technologies, Inc.(Æ) 705 427
Uber Technologies, Inc.(Æ) 4,356 314
UiPath, Inc. Class A(Æ) 7,321 90
Universal Display Corp. 549 99
VeriSign, Inc.(Æ) 1,110 196
Western Digital Corp.(Æ) 4,062 265
Workday, Inc. Class A(Æ) 1,703 398
Zoom Video Communications, Inc. Class
A(Æ) 6,359 475
Zscaler, Inc.(Æ) 526 95
151,234
Utilities - 3.6%
Alliant Energy Corp. 2,196 132
Ameren Corp. 4,176 364
American Electric Power Co., Inc. 6,462 638
American Water Works Co., Inc. 1,310 181
Antero Midstream Corp. 3,209 46
APA Corp. 2,785 66
AT&T, Inc. 69,313 1,562
Atmos Energy Corp. 1,077 149
Avangrid, Inc. 1,400 50
Chesapeake Energy Corp. 2,941 249
Chord Energy Corp. 1,509 189
Civitas Resources, Inc. 1,545 75
CMS Energy Corp. 2,460 171
ConocoPhillips 8,436 924
Consolidated Edison, Inc. 4,340 441
Constellation Energy Generation LLC 2,068 544
Dominion Energy, Inc. 1,768 105
DTE Energy Co. 3,058 380
Duke Energy Corp. 1,898 219
Edison International 2,494 206
Entergy Corp. 3,689 571
Essential Utilities, Inc. 2,076 80
Eversource Energy 2,150 142
Exelon Corp. 13,359 525
FirstEnergy Corp. 8,785 368
IDACORP, Inc. 1,323 137

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Iridium Communications, Inc. 1,700 50
National Fuel Gas Co. 3,411 206
NRG Energy, Inc. 5,000 452
Ovintiv, Inc. 6,684 262
Permian Resources Corp. 18,155 247
PG&E Corp. 15,901 322
Pinnacle West Capital Corp. 2,279 200
PPL Corp. 4,125 134
Public Service Enterprise Group, Inc. 1,235 110
Sempra Energy 6,886 574
Southern Co. (The) 4,579 417
T-Mobile US, Inc. 2,367 528
UGI Corp. 2,585 62
Verizon Communications, Inc. 37,017 1,560
Vistra Corp. 4,152 519
WEC Energy Group, Inc. 4,763 455
Xcel Energy, Inc. 7,569 506
15,118
Total Common Stocks
(cost $184,383) 411,741
Short-Term Investments - 2.4%
U.S. Cash Management Fund(@) 10,067,626
(∞)
10,067
Total Short-Term Investments
(cost $10,067) 10,067
Total Investments - 100.2%
(identified cost $194,450) 421,808
Other Assets and Liabilities,
Net - (0.2)%
(679)
Net Assets - 100.0%
421,129

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
12 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 27 USD 7,747 12/24 (55)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (55)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 56,287 $ — $ —
$ —
$ 56,287 13 .4
Consumer Staples 15,905 — —
—
15,905 3 .8
Energy 16,158 — —
—
16,158 3 .8
Financial Services 61,764 — —
—
61,764 14 .7
Health Care 38,706 — —
—
38,706 9 .2
Materials and Processing 20,193 — —
—
20,193 4 .8
Producer Durables 36,376 — —
—
36,376 8 .6
Technology 151,234 — —
—
151,234 35 .9
Utilities 15,118 — —
—
15,118 3 .6
Short-Term Investments — — — 10,067 10,067 2 .4
Total Investments 411,741 — — 10,067 421,808 100 .2
Other Assets and Liabilities, Net
(0 .2)
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (55) — — — (55) (—)
*
Total Other Financial Instruments
**
$ (55) $ — $ — $ — $ (55)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 13
Amounts in thousands
Derivatives not accounted for as hedging instruments
E quity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 55
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,330
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 788
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 194,45 0
Investments, at fair value(>) ........................................................................................................................................................
421,808
Receivables:
Dividends and interest ...................................................................................................................................................... 201
Dividends from affiliated funds ....................................................................................................................................... 68
Fund shares sold ............................................................................................................................................................... 12
From broker(a) ................................................................................................................................................................. 296
Total assets ...............................................................................................................................................................
422,385
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 935
Accrued fees to affiliates .................................................................................................................................................. 149
Other accrued expenses .................................................................................................................................................... 116
Variation margin on futures contracts .............................................................................................................................. 56
Total liabilities ...........................................................................................................................................................
1,256
Net Assets ...............................................................................................................................................................
$ 421,129

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 15
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 32 2, 067
Shares of beneficial interest .........................................................................................................................................................
217
Additional paid-in capital ............................................................................................................................................................
9 8, 845
Net Assets ...............................................................................................................................................................
$ 421,129
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 19.26
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 20.44
Class A — Net assets ........................................................................................................................................................... $ 9,297,189
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 482,801
Net asset value per share: Class C (#) .......................................................................................................................................... $ 19.49
Class C — Net assets ........................................................................................................................................................... $ 4,322,765
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 221,800
Net asset value per share: Class M (#) ......................................................................................................................................... $ 19.42
Class M — Net assets .......................................................................................................................................................... $ 1,518,069
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 78,164
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 19.42
Class R6 — Net assets ......................................................................................................................................................... $ 439,601
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 22,640
Net asset value per share: Class S (#) .......................................................................................................................................... $ 19.40
Class S — Net assets ............................................................................................................................................................ $ 57,442,550
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,961,600
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 19.40
Class Y — Net assets ........................................................................................................................................................... $ 348,108,711
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 17,939,709
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 10,067
(a)   Receivable from Broker for Futures $ 296
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 Multifactor U.S. Equity Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6,751
Dividends from affiliated funds ....................................................................................................................................... 812
Interest .............................................................................................................................................................................. 34
Securities lending income (net) ....................................................................................................................................... 7
Total investment income ..............................................................................................................................................................
7,604
Expenses
Advisory fees ................................................................................................................................................................... 1,499
Administrative fees .......................................................................................................................................................... 240
Custodian fees .................................................................................................................................................................. 11 3
Distribution fees - Class A ............................................................................................................................................... 23
Distribution fees - Class C ............................................................................................................................................... 30
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 16
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 138
Transfer agent fees - Class Y ........................................................................................................................................... 18
Professional fees .............................................................................................................................................................. 78
Registration fees ............................................................................................................................................................... 96
Shareholder servicing fees - Class C ............................................................................................................................... 10
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ..................................................................................................................................................................... 27
Miscellaneous .................................................................................................................................................................. 7 0
Expenses before reductions .............................................................................................................................................. 2,4 09
Expense reductions .......................................................................................................................................................... (123)
Net expenses ................................................................................................................................................................................
2,28 6
Net investment income (loss) .......................................................................................................................................................
5,31 8
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 124,2 78
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 1,330
Net realized gain (loss) ................................................................................................................................................................
125,6 05
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 31,38 9
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 788
Net change in unrealized appreciation (depreciation) ................................................................................................................. 32,17 6
Net realized and unrealized gain (loss) ........................................................................................................................................ 157,7 8 1
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 163,09 9
*      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 17
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 5,31 8 $ 7,427
Net realized gain (loss) ....................................................................................................................... 125,6 05 21,431
Net change in unrealized appreciation (depreciation) ........................................................................ 32,17 6 16,841
Net increase (decrease) in net assets from operations .............................................................................. 163,09 9 45,699
Distributions
To shareholders
Class A .......................................................................................................................................... (347) (430)
Class C .......................................................................................................................................... (131) (117)
Class M ......................................................................................................................................... (593) (655)
Class R6 ........................................................................................................................................ (16) (22)
Class S .......................................................................................................................................... (3,209) (3,811)
Class Y .......................................................................................................................................... (19,986) (25,496)
Net decrease in net assets from distributions ............................................................................................ (24,282) (30,531)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (245,142) (46,271)
Total Net Increase (Decrease) in Net Assets ........................................................................
(106,325) (31,103)
Net Assets
Beginning of period .................................................................................................................................. 527,454 558,557
End of period .............................................................................................................................................
$ 421,129 $ 527,454

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 34 $ 587 18 $ 271
Proceeds from reinvestment of distributions 21 347 31 430
Payments for shares redeemed (10 7 ) (1,895) (106) (1,591)
Net increase (decrease)
(5 2 ) (961) (57) (890)
Class C
Proceeds from shares sold 52 902 77 1,132
Proceeds from reinvestment of distributions 8 130 8 116
Payments for shares redeemed (65) (1,118) (36) (553)
Net increase (decrease)
(5) (86) 49 695
Class M
Proceeds from shares sold 98 1,658 201 3,026
Proceeds from reinvestment of distributions 36 592 47 655
Payments for shares redeemed (952) (16,865) (153) (2,287)
Net increase (decrease)
(818) (14,615) 95 1,394
Class R6
Proceeds from shares sold 1 11 —
**
7
Proceeds from reinvestment of distributions 1 16 2 22
Payments for shares redeemed (1) (7) (8) (113)
Net increase (decrease)
1 20 (6) (84)
Class S
Proceeds from shares sold 788 13,730 572 8,610
Proceeds from reinvestment of distributions 194 3,209 273 3,811
Payments for shares redeemed (2,684) (47,832) (1,122) (16,833)
Net increase (decrease)
(1,702) (30,893) (277) (4,412)
Class Y
Proceeds from shares sold 198 3,258 3,781 57,436
Proceeds from reinvestment of distributions 1,201 19,966 1,823 25,492
Payments for shares redeemed (12,528) (221,831) (8,493) (125,902)
Net increase (decrease)
(11,129) (198,607) (2,889) (42,974)
Total increase (decrease)
(13,70 5 ) $ (245,142) (3,085) $ (46,271)
** Less than 500 shares.

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 14.78 .11 5.02 5.13 (.08) (.57)
October 31, 2023 14.41 .14 .9 7 1. 11 (.13) (.61)
October 31, 2022 17.74 .13 (2.35) (2.22) (.15) (.96)
October 31, 2021 12.83 .11 5.21 5.32 (.13) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
Class C
October 31, 2024 15.00 (.02) 5.08 5.06 — (.57)
October 31, 2023 14.62 .02 1.00 1.02 (.03) (.61)
October 31, 2022 17.95 .01 (2.38) (2.37) — (.96)
October 31, 2021 12.99 (.01) 5.2 7 5.26 (.02) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
Class M
October 31, 2024 14.91 .20 5.04 5.24 (.16) (.57)
October 31, 2023 14.52 .20 1.00 1.20 (.2 0 ) (.61)
October 31, 2022 17.86 .20 (2.38) (2.18) (.20) (.96)
October 31, 2021 12.91 .17 5.24 5.41 (.18) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
Class R6
October 31, 2024 14.91 .19 5.05 5.24 (.16) (.57)
October 31, 2023 14.52 .20 1.0 0 1.2 0 (.20) (.61)
October 31, 2022 17.86 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.25 5.43 (.19) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
Class S
October 31, 2024 14.89 .16 5.05 5.21 (.13) (.57)
October 31, 2023 14.51 .18 .9 8 1.1 6 (.17) (.61)
October 31, 2022 17.84 .17 (2.36) (2.19) (.18) (.96)
October 31, 2021 12.89 .15 5.24 5.39 (.16) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
Class Y
October 31, 2024 14.90 .20 5.04 5.24 (.17) (.57)
October 31, 2023 14.51 .21 .99 1.20 (.20) (.61)
October 31, 2022 17.85 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.24 5.42 (.19) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.65) 19.26 35.50 9,297 .88 .86 .64 19
(.74) 14.7 8 8.12 7,896 .87 .80 . 92 16
(1.11) 14.41 (13.28) 8,515 .86 .80 .84 22
(.41) 17.74 42.16 10,672 .86 .81 .68 37
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(.57) 19.49 34.44 4,323 1.63 1.61 (.11) 19
(.64) 15.00 7.34 3,40 7 1.62 1.55 .15 16
(.96) 14.62 (13.94) 2,609 1.62 1.55 .09 22
(.30) 17.95 41.06 2,922 1.61 1.56 (.08) 37
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(.73) 19.42 35.94 1,518 .63 .44 1.17 19
(.8 1 ) 14. 91 8.64 13,360 .62 .40 1.31 16
(1.16) 14.52 (12.96) 11,640 .62 .40 1.25 22
(.46) 17.86 42.64 22,361 .61 .41 1.07 37
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(.73) 19.42 36.00 440 .48 .44 1.0 5 19
(.81) 14.9 1 8.67 320 .47 .38 1.3 6 16
(1.17) 14.52 (12.94) 394 .47 .38 1.26 22
(.47) 17.86 42.78 442 .46 .39 1.09 37
(.88) 12.90 4.35 285 .47 .38 1.50 51
(.70) 19.40 35.81 57,44 2 .63 .61 .9 1 19
(.78) 14.8 9 8.41 69,450 .62 .55 1.17 16
(1.14) 14.51 (13.05) 71,665 .61 .55 1.08 22
(.44) 17.84 42.49 126,658 .61 .56 .93 37
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(.74) 19.40 35.98 348,109 .43 .41 1.11 19
(.81) 14.90 8.70 433,021 .42 .35 1.37 16
(1.17) 14.51 (12.93) 463,734 .42 .35 1.28 22
(.47) 17.85 42.74 634,212 .41 .36 1.11 37
(.88) 12.90 4.46 365,346 .42 .35 1.58 51

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
22 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 110,385
Administrative fees 17,598
Distribution fees 4,777
Shareholder servicing fees 924
Transfer agent fees 13,731
Trustee fees 1,736
$ 149,151
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,967 $ 187,292 $ 194,188 $ (3) $ (1) $ 10,067 $ 812 $ —
U.S. Cash Collateral Fund 96 7,256 7,352 — — — 15 —
$ 17,063 $ 194,548 $ 201,540 $ (3) $ (1) $ 10,067 $ 827 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 196,522,021 $ 234, 168 , 489 $ (8,8 82 , 852 ) $ 225, 285 , 637 $ 6,921,779 $ 89,858,679
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
$ 4,415,034 $ 19,867,447 $ — $ 8,393,766 $ 22,041,217 $ 95,582
Total distributable earnings (losses)
$ (30,468)
Additional paid-in capital
30,468

Russell Investment Company
Equity Income Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.4%
Consumer Discretionary - 8.1%
Best Buy Co., Inc. 3,754 339
Carter's, Inc. 2,760 151
Comcast Corp. Class A 51,752 2,260
Dollar General Corp. 13,913 1,114
eBay, Inc. 7,279 419
Ferguson Enterprises, Inc. 948 187
Garmin, Ltd. 1,721 341
General Motors Co. 33,219 1,686
Home Depot, Inc. (The) 773 304
Hubbell, Inc. Class B 753 322
Kohl's Corp. 9,218 170
Lowe's Cos., Inc. 635 166
McDonald's Corp. 1,139 333
New York Times Co. (The) Class A 6,899 385
Nike, Inc. Class B 3,209 248
PulteGroup, Inc. 2,621 339
Ralph Lauren Corp. Class A 1,072 212
Raytheon Technologies Corp. 2,689 325
RB Global, Inc. 3,596 305
Sirius Xm Holdings, Inc. 26,199 698
Target Corp. 3,600 540
TJX Cos., Inc. (The) 3,250 367
TKO Group Holdings, Inc.(Æ) 3,299 385
Walmart, Inc. 16,617 1,362
Walt Disney Co. (The) 16,347 1,573
Warner Music Group Corp. Class A 23,858 763
15,294
Consumer Staples - 10.7%
Altria Group, Inc. 5,581 304
Ambev SA - ADR(Æ) 255,288 557
Archer-Daniels-Midland Co. 9,874 545
Church & Dwight Co., Inc. 1,677 168
Coca-Cola Co. (The) 9,044 591
Coca-Cola Europacific Partners PLC 12,070 917
Colgate-Palmolive Co. 3,677 345
Conagra Brands, Inc. 29,074 841
CVS Health Corp. 55,937 3,158
Estee Lauder Cos., Inc. (The) Class A 2,251 155
Hershey Co. (The) 699 124
Kenvue, Inc. 18,950 434
Kraft Heinz Co. (The) 34,317 1,148
Kroger Co. (The) 38,688 2,158
Molson Coors Beverage Co. Class B 16,809 916
Mondelez International, Inc. Class A 3,770 258
PepsiCo, Inc. 2,457 408
Philip Morris International, Inc. 21,735 2,884
Procter & Gamble Co. (The) 12,552 2,073
Tyson Foods, Inc. Class A 31,726 1,859
Walgreens Boots Alliance, Inc. 37,854 358
20,201
Energy - 7.1%
BP PLC - ADR 28,554 838
Canadian Natural Resources, Ltd. 18,424 627
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chevron Corp. 8,987 1,338
Coterra Energy, Inc. 12,385 296
Devon Energy Corp. 10,073 390
Eaton Corp. PLC 1,897 629
Enbridge, Inc. 42,060 1,699
EOG Resources, Inc. 3,455 422
Exxon Mobil Corp. 14,897 1,740
Hess Corp. 13,230 1,779
Kinder Morgan, Inc. 6,947 170
Magna International, Inc. Class A 15,916 628
ONEOK, Inc. 3,284 318
Phillips 66 9,482 1,155
Schlumberger NV 12,675 508
Shell PLC - ADR 12,421 839
13,376
Financial Services - 22.8%
AerCap Holdings NV 14,903 1,394
Aflac, Inc. 3,474 364
AGNC Investment Corp.(ö) 35,191 328
Allstate Corp. (The) 11,292 2,106
American Express Co. 824 223
American Financial Group, Inc. 2,149 277
American International Group, Inc. 3,072 233
Annaly Capital Management, Inc.(ö) 60,670 1,153
Aon PLC Class A 554 203
Arch Capital Group, Ltd.(Æ) 3,396 335
AvalonBay Communities, Inc.(ö) 1,090 242
Bank of America Corp. 46,986 1,965
Bank of Nova Scotia (The) 16,522 851
Berkshire Hathaway, Inc. Class B(Æ) 6,855 3,091
BlackRock, Inc. Class A 708 695
Brown & Brown, Inc. 3,178 333
CBRE Group, Inc. Class A(Æ) 2,021 265
Charles Schwab Corp. (The) 3,947 280
Chubb, Ltd. 7,328 2,070
Citigroup, Inc. 45,401 2,913
CME Group, Inc. Class A 1,729 390
Crown Castle, Inc.(ö) 2,252 242
Digital Realty Trust, Inc.(ö) 1,587 283
Equinix, Inc.(ö) 368 334
Evercore, Inc. Class A 929 245
Extra Space Storage, Inc.(ö) 1,825 298
Goldman Sachs Group, Inc. (The) 529 274
Hartford Financial Services Group, Inc. 2,485 274
Healthcare Realty Trust, Inc.(ö) 14,289 245
Houlihan Lokey, Inc. Class A 1,870 323
Howard Hughes Corp. (The)(Æ) 6,240 474
Intercontinental Exchange, Inc. 1,891 295
Invitation Homes, Inc.(ö) 6,079 191
JPMorgan Chase & Co. 21,089 4,680
Lazard, Inc. 2,137 113
Marsh & McLennan Cos., Inc. 1,855 405
Mid-America Apartment Communities, Inc.
(ö) 8,885 1,345
Northern Trust Corp. 12,664 1,273
Old Republic International Corp. 7,561 264

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
24 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Park Hotels & Resorts, Inc.(ö) 13,884 193
PNC Financial Services Group, Inc. (The) 1,253 236
Principal Financial Group, Inc. 2,043 168
Progressive Corp. (The) 1,732 421
Prologis, Inc.(ö) 14,592 1,648
Public Storage(ö) 6,181 2,034
Realty Income Corp.(ö) 5,058 300
Regions Financial Corp. 7,876 188
RLI Corp. 1,560 243
SEI Investments Co. 3,944 295
Simon Property Group, Inc.(ö) 1,295 219
T Rowe Price Group, Inc. 3,212 353
Tradeweb Markets, Inc. Class A 3,418 434
Travelers Cos., Inc. (The) 1,273 313
Truist Financial Corp. 4,648 200
Wells Fargo & Co. 39,413 2,559
Welltower, Inc.(ö) 3,769 508
Willis Towers Watson PLC 3,430 1,036
XP, Inc. Class A 12,384 216
42,833
Health Care - 14.5%
Abbott Laboratories 7,330 831
AbbVie, Inc. 4,578 933
Amgen, Inc. 711 228
Baxter International, Inc. 17,282 617
Becton Dickinson & Co. 885 207
BioMarin Pharmaceutical, Inc.(Æ) 1,490 98
Bio-Techne Corp. 970 72
Boston Scientific Corp.(Æ) 6,518 548
Bristol-Myers Squibb Co. 19,408 1,082
Danaher Corp. 2,128 523
Dentsply Sirona, Inc. 29,369 680
Doximity, Inc. Class A(Æ) 3,754 157
Elevance Health, Inc. 451 183
Genmab A/S - ADR(Æ) 18,658 416
Gilead Sciences, Inc. 6,475 575
GSK PLC - ADR 23,704 871
Humana, Inc. 4,672 1,205
Jazz Pharmaceuticals PLC(Æ) 5,273 580
Johnson & Johnson 10,693 1,709
Medtronic PLC 30,095 2,686
Merck & Co., Inc. 17,150 1,755
Organon & Co. 21,613 406
Pfizer, Inc. 25,958 735
QIAGEN NV(Æ) 9,069 382
Regeneron Pharmaceuticals, Inc.(Æ) 507 425
ResMed, Inc. 1,440 349
Royalty Pharma PLC Class A 22,964 620
Sanofi SA - ADR 40,870 2,161
Smith & Nephew PLC - ADR 45,650 1,145
STERIS PLC 1,329 295
Stryker Corp. 1,087 387
Thermo Fisher Scientific, Inc. 997 545
UnitedHealth Group, Inc. 5,221 2,947
Vertex Pharmaceuticals, Inc.(Æ) 556 265
Viatris, Inc. 46,892 544
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
West Pharmaceutical Services, Inc. 234 72
27,234
Materials and Processing - 7.1%
Air Products & Chemicals, Inc. 8,544 2,653
AptarGroup, Inc. 1,870 314
Carrier Global Corp. 5,492 399
CRH PLC 2,322 222
Crown Holdings, Inc. 8,398 786
Dow, Inc. 5,830 288
DuPont de Nemours, Inc. 17,106 1,420
Ecolab, Inc. 1,107 272
Fastenal Co. 3,308 259
FMC Corp. 18,224 1,184
Freeport-McMoRan, Inc. 7,809 351
General Electric Co. 2,466 424
International Flavors & Fragrances, Inc. 8,329 828
International Paper Co. 5,070 281
Johnson Controls International PLC 14,385 1,087
Linde PLC 1,382 630
LyondellBasell Industries NV Class A 2,509 218
Newmont Corp. 5,031 229
Packaging Corp. of America 1,392 319
Royal Gold, Inc. 2,165 316
Trane Technologies PLC 1,174 434
Watsco, Inc. 754 357
13,271
Producer Durables - 10.2%
3M Co. 3,288 422
Ametek, Inc. 894 164
Amphenol Corp. Class A 5,865 393
AO Smith Corp. 3,471 261
Caterpillar, Inc. 1,440 542
Chart Industries, Inc.(Æ) 5,060 611
Cintas Corp. 1,186 244
CoStar Group, Inc.(Æ) 2,126 155
Crane Co. 1,797 283
Cummins, Inc. 1,080 355
Delta Air Lines, Inc. 32,569 1,864
EMCOR Group, Inc. 951 424
Emerson Electric Co. 2,549 276
Equifax, Inc. 1,173 311
FedEx Corp. 5,039 1,380
FTI Consulting, Inc.(Æ) 1,481 289
GE Vernova, Inc.(Æ) 569 172
General Dynamics Corp. 6,835 1,993
Global Payments, Inc. 16,765 1,739
Graco, Inc. 2,625 214
Honeywell International, Inc. 1,655 340
Illinois Tool Works, Inc. 985 257
JB Hunt Transport Services, Inc. 1,279 231
L3Harris Technologies, Inc. 3,913 968
Nordson Corp. 544 135
Parker-Hannifin Corp. 690 437
Paychex, Inc. 3,122 435

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quanta Services, Inc. 1,094 330
Republic Services, Inc. Class A 1,048 207
S&P Global, Inc. 1,297 623
Saia, Inc.(Æ) 608 297
Snap-on, Inc. 847 280
Southwest Airlines Co. 5,045 154
Union Pacific Corp. 1,218 283
United Parcel Service, Inc. Class B 4,604 617
United Rentals, Inc. 648 527
Vontier Corp. 19,571 726
Xylem, Inc. 2,377 289
19,228
Technology - 7.5%
Accenture PLC Class A 2,205 760
Advanced Micro Devices, Inc.(Æ) 1,012 146
Alphabet, Inc. Class A 3,204 548
Analog Devices, Inc. 2,585 577
Ansys, Inc.(Æ) 749 240
Applied Materials, Inc. 1,288 234
Broadridge Financial Solutions, Inc. 838 177
Cisco Systems, Inc. 16,776 919
Cognizant Technology Solutions Corp.
Class A 3,788 282
DoorDash, Inc. Class A(Æ) 2,264 355
Electronic Arts, Inc. 2,530 382
Fidelity National Information Services, Inc. 19,989 1,794
Globant SA(Æ) 682 143
Hewlett Packard Enterprise Co. 17,047 332
Intel Corp. 20,108 433
International Business Machines Corp. 3,420 707
Marvell Technology, Inc. 3,553 285
Microchip Technology, Inc. 3,676 270
Micron Technology, Inc. 8,336 831
Motorola Solutions, Inc. 375 168
NetApp, Inc. 1,516 175
ON Semiconductor Corp.(Æ) 12,869 907
Oracle Corp. 5,121 859
QUALCOMM, Inc. 2,010 327
Roper Technologies, Inc. 701 377
Salesforce, Inc. 1,898 553
Skyworks Solutions, Inc. 7,413 649
Texas Instruments, Inc. 3,807 773
14,203
Utilities - 9.4%
AT&T, Inc. 104,365 2,352
Brookfield Renewable Corp. Class A 8,206 251
Chord Energy Corp. 2,230 279
Civitas Resources, Inc. 4,471 218
ConocoPhillips 10,850 1,188
Dominion Energy, Inc. 2,997 178
Edison International 9,924 818
Entergy Corp. 14,003 2,167
Exelon Corp. 19,254 757
FirstEnergy Corp. 24,263 1,015
NextEra Energy, Inc. 3,408 270
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NRG Energy, Inc. 11,224 1,015
Pinnacle West Capital Corp. 17,063 1,498
Plains GP Holdings, LP Class A 67,550 1,162
Southern Co. (The) 2,030 185
T-Mobile US, Inc. 5,878 1,312
Verizon Communications, Inc. 15,939 672
Xcel Energy, Inc. 33,711 2,252
17,589
Total Common Stocks
(cost $131,271) 183,229
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 4,830,087
(∞)
4,830
Total Short-Term Investments
(cost $4,829) 4,830
Total Investments - 100.0%
(identified cost $136,100) 188,059
Other Assets and Liabilities,
Net - (0.0)%
(36)
Net Assets - 100.0%
188,023

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
26 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 16 USD 4,591 12/24 32
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 32
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 15,294 $ — $ —
$ —
$ 15,294 8 .1
Consumer Staples 20,201 — —
—
20,201 10 .7
Energy 13,376 — —
—
13,376 7 .1
Financial Services 42,833 — —
—
42,833 22 .8
Health Care 27,234 — —
—
27,234 14 .5
Materials and Processing 13,271 — —
—
13,271 7 .1
Producer Durables 19,228 — —
—
19,228 10 .2
Technology 14,203 — —
—
14,203 7 .5
Utilities 17,589 — —
—
17,589 9 .4
Short-Term Investments — — — 4,830 4,830 2 .6
Total Investments 183,229 — — 4,830 188,059 100 .0
Other Assets and Liabilities, Net
(—)
*
100 .0
Other Financial Instruments
Assets
Futures Contracts 32 — — — 32 —
*
Total Other Financial Instruments
**
$ 32 $ — $ — $ — $ 32
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 27
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 32
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,662
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 406
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
28 Equity Income Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 136,100
Investments, at fair value(>) ........................................................................................................................................................
188,059
Receivables:
Dividends and interest ...................................................................................................................................................... 189
Dividends from affiliated funds ....................................................................................................................................... 43
Investments sold ............................................................................................................................................................... 21
Fund shares sold ............................................................................................................................................................... 51
From broker(a) ................................................................................................................................................................. 111
Variation margin on futures contracts .............................................................................................................................. 32
Total assets ...............................................................................................................................................................
188,506
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 263
Accrued fees to affiliates .................................................................................................................................................. 133
Other accrued expenses .................................................................................................................................................... 87
Total liabilities ...........................................................................................................................................................
483
Net Assets ...............................................................................................................................................................
$ 188,023

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 29
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 71 ,6 86
Shares of beneficial interest .........................................................................................................................................................
71
Additional paid-in capital ............................................................................................................................................................
11 6 , 266
Net Assets ...............................................................................................................................................................
$ 188,023
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 26.85
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 28.49
Class A — Net assets ........................................................................................................................................................... $ 16,872,311
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 628,463
Net asset value per share: Class C (#) .......................................................................................................................................... $ 25.29
Class C — Net assets ........................................................................................................................................................... $ 17,532,401
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 693,340
Net asset value per share: Class S (#) .......................................................................................................................................... $ 26.64
Class S — Net assets ............................................................................................................................................................ $ 140,204,141
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 5,263,160
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 26.56
Class Y — Net assets ........................................................................................................................................................... $ 13,414,260
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 504,984
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 4,830
(a)   Receivable from Broker for Futures $ 111
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
30 Equity Income Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,655
Dividends from affiliated funds ....................................................................................................................................... 546
Interest .............................................................................................................................................................................. 27
Total investment income ..............................................................................................................................................................
5,228
Expenses
Advisory fees ................................................................................................................................................................... 1,044
Administrative fees .......................................................................................................................................................... 91
Custodian fees .................................................................................................................................................................. 95
Distribution fees - Class A ............................................................................................................................................... 42
Distribution fees - Class C ............................................................................................................................................... 132
Transfer agent fees - Class A ........................................................................................................................................... 34
Transfer agent fees - Class C ........................................................................................................................................... 35
Transfer agent fees - Class S ............................................................................................................................................ 285
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 68
Registration fees ............................................................................................................................................................... 64
Shareholder servicing fees - Class C ............................................................................................................................... 44
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 32
Expenses before reductions .............................................................................................................................................. 1,990
Expense reductions .......................................................................................................................................................... (186)
Net expenses ................................................................................................................................................................................
1,804
Net investment income (loss) .......................................................................................................................................................
3,424
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 21,155
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 2,662
Net realized gain (loss) ................................................................................................................................................................
23,820
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 17,873
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 406
Net change in unrealized appreciation (depreciation) ................................................................................................................. 18,280
Net realized and unrealized gain (loss) ........................................................................................................................................ 42,100
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 45,524

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 31
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,42 4 $ 3,4 33
Net realized gain (loss) ....................................................................................................................... 23,820 24,524
Net change in unrealized appreciation (depreciation) ........................................................................ 18,280 (20,878)
Net increase (decrease) in net assets from operations .............................................................................. 45,524 7,079
Distributions
To shareholders
Class A .......................................................................................................................................... (1,949) (3,221)
Class C .......................................................................................................................................... (2,050) (3,233)
Class S .......................................................................................................................................... (16,844) (28,330)
Class Y .......................................................................................................................................... (1,499) (2,911)
Net decrease in net assets from distributions ............................................................................................ (22,342) (37,695)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (7,832) (25,323)
Total Net Increase (Decrease) in Net Assets ........................................................................
15,350 (55,939)
Net Assets
Beginning of period .................................................................................................................................. 172,673 228,612
End of period .............................................................................................................................................
$ 188,023 $ 172,673

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
32 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 42 $ 1,072 51 $ 1,245
Proceeds from reinvestment of distributions 81 1,942 134 3,198
Payments for shares redeemed (166) (4,230) (224) (5,589)
Net increase (decrease)
(43) (1,216) (39) (1,146)
Class C
Proceeds from shares sold 36 856 64 1,537
Proceeds from reinvestment of distributions 91 2,049 143 3,233
Payments for shares redeemed (164) (3,894) (214) (5,048)
Net increase (decrease)
(37) (989) (7) (278)
Class S
Proceeds from shares sold 301 7,521 480 12,036
Proceeds from reinvestment of distributions 702 16,634 1,176 27,866
Payments for shares redeemed (1,204) (30,497) (2,414) (59,829)
Net increase (decrease)
(201) (6,342) (758) (19,927)
Class Y
Proceeds from shares sold 2 45 12 287
Proceeds from reinvestment of distributions 63 1,499 80 1,879
Payments for shares redeemed (33) (829) (260) (6,138)
Net increase (decrease)
32 715 (168) (3,972)
Total increase (decrease)
(249) $ (7,832) (972) $ (25,323)

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
34 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 23.79 .41 5.69 6.10 (.32) (2.72)
October 31, 2023 27.74 .38 .28 .66 (.36) (4.25)
October 31, 2022 33.38 .30 (2.62) (2.32) (.28) (3.04)
October 31, 2021 23.86 .22 10.11 10.33 (.24) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
Class C
October 31, 2024 22.57 .21 5.37 5.58 (.14) (2.72)
October 31, 2023 26.55 .18 .27 .45 (.18) (4.25)
October 31, 2022 32.11 .07 (2.51) (2.44) (.08) (3.04)
October 31, 2021 23.00 (.01) 9.75 9.74 (.06) (.57)
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
Class S
October 31, 2024 23.6 2 .48 5.6 5 6.1 3 (.39) (2.72)
October 31, 2023 27.59 .45 .2 6 . 71 (.43) (4.25)
October 31, 2022 33.23 .38 (2.61) (2.23) (.37) (3.04)
October 31, 2021 23.75 .30 10.08 10.38 (.33) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
Class Y
October 31, 2024 23.56 .52 5.63 6.15 (.43) (2.72)
October 31, 2023 27.53 .49 .26 .75 (.47) (4.25)
October 31, 2022 33.17 .42 (2.60) (2.18) (.42) (3.04)
October 31, 2021 23.71 .35 10.06 10.41 (.38) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 35
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ± )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(3.04) 26.85 27.35 16,872 1.20 1.13 1.63 35
(4.61) 23.79 2.47 15,970 1.19 1.14 1.50 31
(3.32) 27.74 (7.76) 19,714 1.17 1.12 .99 39
(.81) 33.38 44.01 23,189 1.16 1.11 .71 19
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(2.86) 25.29 26.41 17,533 1.95 1.88 .88 35
(4.43) 22.57 1.70 16,485 1.94 1.89 .7 4 31
(3.12) 26.55 (8.49) 19,593 1.92 1.87 .24 39
(.63) 32.11 42.96 23,097 1.91 1.86 (.04) 19
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(3.11) 26.64 27.75 140,204 .95 .84 1.92 35
(4.68) 23.6 2 2.72 129,070 .94 .85 1.79 31
(3.41) 27.59 (7.51) 171,669 .92 .83 1.28 39
(.90) 33.23 44.45 187,082 .91 .82 1.00 19
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(3.15) 26.56 27.92 13,414 .75 .68 2.07 35
(4.72) 23.56 2.89 11,148 .74 .69 1.97 31
(3.46) 27.53 (7.38) 17,636 .72 .67 1.44 39
(.95) 33.17 44.67 20,411 .71 .66 1.17 19
(.45) 23.71 (1.60) 22,038 .73 .68 1.79 33

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
36 Equity Income Fund
3,148
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 79,572
Administrative fees 7,942
Distribution fees 14,961
Shareholder servicing fees 3,766
Transfer agent fees 25,984
Trustee fees 356
$ 132,581
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,547 $ 46,398 $ 48,119 $ 3 $ 1 $ 4,830 $ 546 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 138,253,619 $ 53,655,705 $ (3,850,494) $ 49,805,211 $ 3,083,922 $ 18,797,377
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,363,142 $ 18,978,381 $ — $ 3,220,201 $ 34,474,312 $ —
Total distributable earnings (losses)
$ (3,148)
Additional paid-in capital

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.4%
Consumer Discretionary - 12.5%
Amazon.com, Inc.(Æ)(Û) 27,757 5,174
Atmus Filtration Technologies, Inc. 2,611 102
AutoZone, Inc.(Æ) 201 605
Best Buy Co., Inc. 405 37
Central Garden & Pet Co. Class A(Æ) 1,278 37
Charter Communications, Inc. Class A(Æ) 141 46
Chipotle Mexican Grill, Inc. Class A(Æ) 2,296 128
Comcast Corp. Class A 25,749 1,124
Costco Wholesale Corp. 631 552
Deckers Outdoor Corp.(Æ) 246 40
Dollar General Corp. 318 25
Domino's Pizza, Inc.(Û) 611 253
DR Horton, Inc. 692 117
eBay, Inc. 15,552 894
Expedia Group, Inc.(Æ) 2,645 413
FactSet Research Systems, Inc. 271 123
Fox Corp. Class A(Ð) 5,967 251
Garmin, Ltd. 253 50
General Motors Co.(Û) 12,074 613
Genuine Parts Co. 565 65
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 3,775 30
Grand Canyon Education, Inc.(Æ) 920 126
Hilton Worldwide Holdings, Inc.(Û) 2,072 487
Home Depot, Inc. (The) 1,418 558
Hubbell, Inc. Class B 91 39
Lear Corp. 1,466 140
Leonardo DRS, Inc.(Æ) 2,211 66
Live Nation Entertainment, Inc.(Æ) 2,136 250
Lowe's Cos., Inc. 4,088 1,070
Lululemon Athletica, Inc.(Æ) 136 41
Madison Square Garden Sports Corp. Class
A(Æ) 479 107
McDonald's Corp. 388 113
MercadoLibre, Inc.(Æ) 49 100
Netflix, Inc. Class B(Æ) 1,225 926
New York Times Co. (The) Class A 3,876 216
Nike, Inc. Class B 1,284 99
NVR, Inc.(Æ)(Û) 55 503
Omnicom Group, Inc. 7,060 713
O'Reilly Automotive, Inc.(Æ) 56 65
Polaris, Inc. 4,903 343
PriceSmart, Inc.(Û) 757 63
PulteGroup, Inc. 368 48
Ross Stores, Inc. 5,912 826
Service Corp. International 3,534 289
Starbucks Corp. 5,055 494
Target Corp. 814 122
Tempur Sealy International, Inc. 6,044 290
Tesla, Inc.(Æ) 1,521 380
Texas Roadhouse, Inc. Class A 1,058 202
Thor Industries, Inc.(Ð) 1,086 113
TJX Cos., Inc. (The) 1,897 214
Tractor Supply Co. 167 44
Ulta Beauty, Inc.(Æ) 99 37
Walmart, Inc. 6,441 528
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walt Disney Co. (The) 15,077 1,450
Wynn Resorts, Ltd.(Û) 1,830 176
Yum! Brands, Inc. 6,906 906
22,823
Consumer Staples - 6.4%
Archer-Daniels-Midland Co.(Û) 5,787 319
BellRing Brands, Inc.(Æ) 2,626 173
Boston Beer Co., Inc. Class A(Æ) 294 85
Cal-Maine Foods, Inc. 1,404 123
Campbell Soup Co. 12,470 582
Church & Dwight Co., Inc. 731 73
Clorox Co. (The) 1,967 312
Coca-Cola Co. (The) 12,636 825
Colgate-Palmolive Co.(Û) 12,137 1,137
Conagra Brands, Inc. 3,102 90
Estee Lauder Cos., Inc. (The) Class A 2,684 185
General Mills, Inc. 1,847 126
Hershey Co. (The) 652 116
Hormel Foods Corp. 1,429 44
Ingredion, Inc. 381 51
JM Smucker Co. (The) 617 70
Kellanova 567 46
Kenvue, Inc. 26,486 607
Keurig Dr Pepper, Inc. 16,151 532
Kimberly-Clark Corp. 10,448 1,402
Kraft Heinz Co. (The) 1,132 38
Kroger Co. (The) 2,834 158
Mondelez International, Inc. Class A 9,167 628
Monster Beverage Corp.(Æ) 2,886 152
PepsiCo, Inc. 5,903 980
Pilgrim's Pride Corp.(Æ) 3,733 181
Procter & Gamble Co. (The) 5,288 873
Reynolds Consumer Products, Inc. 2,200 59
Sysco Corp. 10,191 764
Tyson Foods, Inc. Class A 6,180 362
Unilever PLC - ADR 7,578 462
11,555
Energy - 1.3%
Chevron Corp. 1,524 227
Coterra Energy, Inc.(Û) 11,399 273
Devon Energy Corp. 996 39
Diamondback Energy, Inc. 287 51
Eaton Corp. PLC 317 105
EOG Resources, Inc. 510 62
Exxon Mobil Corp. 3,935 460
Hess Corp. 316 42
HF Sinclair Corp.(Û) 2,270 88
Kinder Morgan, Inc. 2,653 65
Marathon Oil Corp. 1,239 34
Phillips 66(Û) 2,729 332
TechnipFMC PLC(Û) 6,041 161
Valero Energy Corp.(Û) 3,506 455

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
World Kinect Corp.(Ð) 800 21
2,415
Financial Services - 13.7%
Affiliated Managers Group, Inc. 235 46
Aflac, Inc. 1,839 193
American Express Co. 5,614 1,516
American Tower Corp.(ö) 6,283 1,342
Ameriprise Financial, Inc. 807 412
Aon PLC Class A 2,731 1,002
Arch Capital Group, Ltd.(Æ)(Û) 4,255 419
Arthur J Gallagher & Co. 187 53
Assurant, Inc. 392 75
Bank of America Corp. 3,957 165
Bank of New York Mellon Corp. (The)(Û) 10,544 795
Berkshire Hathaway, Inc. Class B(Æ) 2,903 1,309
Blackrock, Inc. 450 441
BOK Financial Corp. 1,343 143
Brighthouse Financial, Inc.(Æ)(Ð) 2,937 139
Brown & Brown, Inc. 402 42
Camden Property Trust(ö)(Û) 1,876 217
Carlyle Group, Inc. (The) 7,040 352
Cboe Global Markets, Inc. 204 44
Charles Schwab Corp. (The) 490 35
Chubb, Ltd. 849 240
Cincinnati Financial Corp. 303 43
Citigroup, Inc. 1,166 75
CME Group, Inc. Class A 315 71
CNA Financial Corp. 984 47
Comerica, Inc.(Ð) 2,221 142
Corebridge Financial, Inc.(Û) 5,230 166
Cullen/Frost Bankers, Inc.(Ð) 1,569 200
Enact Holdings, Inc. 1,113 38
Equinix, Inc.(ö) 48 44
Equity Commonwealth(Æ)(ö)(Û) 7,779 154
Essex Property Trust, Inc.(Ð)(ö)(Û) 972 276
Evercore, Inc. Class A(Û) 774 204
Everest Re Group, Ltd. 526 187
First American Financial Corp. 2,413 155
Genworth Financial, Inc. Class A(Æ) 11,569 78
Goldman Sachs Group, Inc. (The) 147 76
Hanover Insurance Group, Inc. (The)(Ð) 1,014 150
Hartford Financial Services Group, Inc. 1,709 189
Howard Hughes Corp. (The)(Æ) 1,519 116
Huntington Bancshares, Inc. 2,597 40
Interactive Brokers Group, Inc. Class A(Û) 2,439 372
Intercontinental Exchange, Inc. 639 100
Invitation Homes, Inc.(ö) 1,030 32
Jackson Financial, Inc. Class A 2,469 247
Janus Henderson Group PLC 1,131 47
JPMorgan Chase & Co. 3,089 686
LPL Financial Holdings, Inc. 125 35
M&T Bank Corp. 319 62
Marsh & McLennan Cos., Inc. 3,580 781
MasterCard, Inc. Class A(Û) 2,828 1,413
Morgan Stanley 967 112
Nasdaq, Inc. 609 45
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northern Trust Corp. 555 56
NU Holdings, Ltd. Class A(Æ) 19,956 301
Phillips Edison & Co., Inc.(ö)(Û) 3,331 126
Pinnacle Financial Partners, Inc.(Ð) 1,524 161
PNC Financial Services Group, Inc. (The) 385 72
Popular, Inc. 2,756 246
Primerica, Inc. 217 60
Principal Financial Group, Inc. 436 36
Progressive Corp. (The) 168 41
Prosperity Bancshares, Inc. 1,011 74
Public Storage(ö) 161 53
Raymond James Financial, Inc. 802 119
Realty Income Corp.(ö) 817 49
Reinsurance Group of America, Inc. Class A 1,777 375
RLI Corp. 836 130
SEI Investments Co. 5,300 396
Selective Insurance Group, Inc. 830 75
SLM Corp. 6,998 154
State Street Corp. 6,923 642
Stifel Financial Corp. 861 89
Synchrony Financial 10,943 603
T Rowe Price Group, Inc. 321 35
Texas Capital Bancshares, Inc.(Æ) 1,136 87
Travelers Cos., Inc. (The)(Û) 2,928 720
Truist Financial Corp. 1,201 52
Unum Group 3,520 226
US Bancorp 15,835 765
Visa, Inc. Class A 11,282 3,270
Wells Fargo & Co. 680 44
Wintrust Financial Corp. 500 58
WR Berkley Corp. 7,209 412
24,890
Health Care - 13.4%
Abbott Laboratories 8,476 961
AbbVie, Inc. 2,279 465
Agilent Technologies, Inc. 311 41
Align Technology, Inc.(Æ) 138 28
Amgen, Inc. 3,754 1,202
Baxter International, Inc. 17,399 621
Becton Dickinson & Co. 212 50
Biogen, Inc.(Æ)(Û) 4,361 759
Boston Scientific Corp.(Æ) 666 56
Cardinal Health, Inc. 3,605 391
Cencora, Inc. Class A(Û) 5,300 1,209
Centene Corp.(Æ) 5,405 337
Cigna Group (The) 506 159
Cooper Cos, Inc. (The)(Æ) 695 73
Danaher Corp. 7,121 1,749
DaVita HealthCare Partners, Inc.(Æ) 293 41
Edwards Lifesciences Corp.(Æ)(Û) 1,667 112
Elevance Health, Inc.(Û) 1,907 774
Eli Lilly & Co. 758 629
Exelixis, Inc.(Æ) 10,286 341
Gilead Sciences, Inc. 1,477 131
GRAIL, Inc.(Æ) 56 1
HCA Healthcare, Inc. 462 166

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Henry Schein, Inc.(Æ) 1,128 79
Hologic, Inc.(Æ) 411 33
Humana, Inc. 1,242 320
IDEXX Laboratories, Inc.(Æ) 138 56
Illumina, Inc.(Æ) 341 49
Incyte Corp.(Æ) 554 41
Intuitive Surgical, Inc.(Æ) 162 82
Jazz Pharmaceuticals PLC(Æ) 673 74
Johnson & Johnson 14,372 2,298
McKesson Corp. 1,481 741
Medtronic PLC 12,633 1,127
Merck & Co., Inc.(Û) 16,362 1,674
Moderna, Inc.(Æ) 322 17
Molina Healthcare, Inc.(Æ) 1,556 500
Neurocrine Biosciences, Inc.(Æ)(Û) 1,933 232
Novo Nordisk A/S - ADR 6,208 695
Organon & Co.(Ð) 5,748 108
Regeneron Pharmaceuticals, Inc.(Æ)(Û) 544 456
ResMed, Inc. 215 52
Sarepta Therapeutics, Inc.(Æ)(Û) 1,491 188
STERIS PLC 157 35
Stryker Corp. 1,796 640
Thermo Fisher Scientific, Inc. 2,643 1,444
Ultragenyx Pharmaceutical, Inc.(Æ) 1,365 70
United Therapeutics Corp.(Æ) 207 77
UnitedHealth Group, Inc. 4,353 2,457
Universal Health Services, Inc. Class B 428 87
Vertex Pharmaceuticals, Inc.(Æ) 567 270
Waters Corp.(Æ) 136 44
West Pharmaceutical Services, Inc. 125 38
Zoetis, Inc. Class A 434 78
24,358
Materials and Processing - 3.9%
Acuity Brands, Inc. 554 167
Ashland, Inc. 1,290 109
Ball Corp. 5,072 301
Builders FirstSource, Inc.(Æ) 232 40
Commercial Metals Co. 1,428 77
Copart, Inc.(Æ) 2,995 154
Core & Main, Inc. Class A(Æ)(Ð) 2,646 117
Crown Holdings, Inc. 1,959 183
DuPont de Nemours, Inc.(Ð)(Û) 5,004 415
Eagle Materials, Inc. 3 1
Eastman Chemical Co. 553 58
Ecolab, Inc. 3,754 923
Fastenal Co. 2,089 163
Huntsman Corp. 5,184 114
Lennox International, Inc.(Ð) 385 232
Linde PLC 2,965 1,353
Louisiana-Pacific Corp. 1,530 151
LyondellBasell Industries NV Class A(Û) 4,104 356
Masco Corp. 4,621 369
MDU Resources Group, Inc. 1,547 45
NewMarket Corp. 108 57
Nucor Corp. 280 40
Packaging Corp. of America 613 140
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pool Corp. 98 35
PPG Industries, Inc. 5,883 733
Reliance Steel & Aluminum Co. 169 48
RPM International, Inc. 444 56
Sherwin-Williams Co. (The) 409 147
Silgan Holdings, Inc. 839 43
Sonoco Products Co. 651 34
Steel Dynamics, Inc. 614 80
Trane Technologies PLC 327 121
Vulcan Materials Co. 142 39
Westlake Chemical Corp. 887 117
7,018
Producer Durables - 14.0%
AECOM 2,823 302
AGCO Corp.(Ð) 890 89
Allison Transmission Holdings, Inc. Class A 957 102
Ametek, Inc. 3,167 581
Amphenol Corp. Class A(Û) 24,525 1,644
AO Smith Corp. 512 38
Automatic Data Processing, Inc.(Û) 2,924 846
Avery Dennison Corp. 560 116
Canadian Pacific Kansas City, Ltd. 10,761 830
Carlisle Cos., Inc. 87 37
Caterpillar, Inc. 296 111
CH Robinson Worldwide, Inc. 384 40
Cintas Corp. 708 146
Corpay, Inc.(Æ) 366 121
CSX Corp. 2,790 94
Cummins, Inc. 2,190 720
Deere & Co. 323 131
Donaldson Co., Inc. 2,221 163
Dover Corp. 663 126
EMCOR Group, Inc. 86 38
Emerson Electric Co. 1,215 132
Equifax, Inc. 2,743 727
Esab Corp. 627 77
Expeditors International of Washington, Inc. 604 72
FedEx Corp. 142 39
Flowserve Corp. 8,649 455
Fortive Corp. 1,037 74
Gartner, Inc.(Æ) 1,376 691
General Dynamics Corp. 327 95
Gentex Corp. 13,033 395
Global Payments, Inc. 4,587 476
Graco, Inc.(Ð) 3,240 264
GXO Logistics, Inc.(Æ) 7,346 439
H&R Block, Inc.(Ð) 2,323 139
Heico Corp. 3,557 871
Honeywell International, Inc. 410 84
Huntington Ingalls Industries, Inc. 818 151
IDEX Corp. 174 37
Illinois Tool Works, Inc. 608 159
Insperity, Inc.(Ð) 619 49
Jacobs Solutions, Inc. 2,143 301
JB Hunt Transport Services, Inc. 1,496 270
Keysight Technologies, Inc.(Æ) 244 36

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
40 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
L3Harris Technologies, Inc. 214 53
Landstar System, Inc. 879 155
Lockheed Martin Corp.(Û) 1,307 714
ManpowerGroup, Inc. 1,658 104
Mettler-Toledo International, Inc.(Æ) 776 1,002
Moody's Corp. 2,631 1,195
Murphy USA, Inc. 78 38
Norfolk Southern Corp. 165 41
Northrop Grumman Corp. 85 43
Old Dominion Freight Line, Inc. 2,472 498
Otis Worldwide Corp. 5,179 509
PACCAR, Inc. 1,444 151
Parker-Hannifin Corp. 247 157
Paychex, Inc. 1,138 159
PayPal Holdings, Inc.(Æ)(Û) 5,649 448
Pentair PLC 444 44
Phinia, Inc.(Ð) 740 34
Republic Services, Inc. Class A 320 63
Robert Half, Inc. 3,323 226
Rollins, Inc. 1,603 76
Ryder System, Inc. 1,033 151
S&P Global, Inc. 2,036 978
Schneider National, Inc. Class B(Ð) 4,050 115
Snap-on, Inc. 521 172
Southwest Airlines Co. 1,271 39
Teledyne Technologies, Inc.(Æ) 91 41
Tetra Tech, Inc.(Ð) 4,710 230
Textron, Inc. 813 65
TransDigm Group, Inc. 1,253 1,632
TriNet Group, Inc. 840 71
Union Pacific Corp. 364 84
United Parcel Service, Inc. Class B 457 61
United Rentals, Inc. 98 80
Veralto Corp. 9,159 936
Verisk Analytics, Inc. Class A(Û) 1,562 429
Waste Management, Inc. 4,490 969
Werner Enterprises, Inc.(Ð) 3,133 116
Westinghouse Air Brake Technologies Corp. 2,108 396
WW Grainger, Inc. 780 865
Xylem, Inc. 847 103
25,551
Technology - 35.8%
Accenture PLC Class A 970 334
Adobe, Inc.(Æ) 2,059 984
Advanced Micro Devices, Inc.(Æ) 225 32
Airbnb, Inc. Class A(Æ) 414 56
Akamai Technologies, Inc.(Æ) 2,399 170
Allegion PLC 720 100
Alphabet, Inc. Class A 8,652 1,480
Alphabet, Inc. Class C(Û) 17,269 2,982
Amdocs, Ltd. 9,073 796
Amentum Holdings, Inc.(Æ) 2,143 64
Analog Devices, Inc. 3,090 689
Apple, Inc.(Û) 44,948 10,154
Applied Materials, Inc. 1,614 293
Arista Networks, Inc.(Æ) 260 100
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arrow Electronics, Inc.(Æ) 355 42
Atlassian Corp. Class A(Æ) 868 164
Autodesk, Inc.(Æ) 2,722 772
Avnet, Inc. 839 45
Booking Holdings, Inc.(Û) 210 982
Box, Inc. Class A(Æ)(Ð) 5,141 163
Broadcom, Inc. 7,067 1,200
CACI International, Inc. Class A(Æ) 126 70
Cadence Design Systems, Inc.(Æ) 473 131
CDW Corp. 195 37
Cirrus Logic, Inc.(Æ)(Û) 3,620 398
Cisco Systems, Inc. 4,196 230
Cognizant Technology Solutions Corp.
Class A 3,037 227
CommVault Systems, Inc.(Æ) 810 126
Dropbox, Inc. Class A(Æ)(Ð) 10,398 269
Dynatrace, Inc.(Æ) 3,218 173
Electronic Arts, Inc. 1,326 200
F5, Inc.(Æ) 362 85
Fiserv, Inc.(Æ) 467 92
Fortinet, Inc.(Æ) 5,264 414
GoDaddy, Inc. Class A(Æ) 3,152 526
Guidewire Software, Inc.(Æ) 1,212 226
Hewlett Packard Enterprise Co. 2,935 57
Intel Corp.(Û) 14,728 317
International Business Machines Corp. 383 79
Intuit, Inc. 3,741 2,283
Jack Henry & Associates, Inc. 380 69
Juniper Networks, Inc. 993 39
KBR, Inc. 2,616 175
KLA Corp. 296 197
LAM Research Corp. 2,510 187
Leidos Holdings, Inc. 543 99
Lyft, Inc. Class A(Æ) 12,072 157
Manhattan Associates, Inc.(Æ) 821 216
Meta Platforms, Inc. Class A(Û) 5,512 3,128
Microchip Technology, Inc. 17,911 1,314
Microsoft Corp.(Û) 22,557 9,166
Monolithic Power Systems, Inc. 64 49
Motorola Solutions, Inc. 169 76
MSCI, Inc. Class A 1,250 714
N-Able, Inc.(Æ) 2,281 28
NetApp, Inc. 6,147 709
Nutanix, Inc. Class A(Æ) 6,653 413
NVIDIA Corp.(Û) 61,961 8,226
NXP Semiconductors NV 670 157
ON Semiconductor Corp.(Æ) 527 37
Oracle Corp. 7,279 1,222
Palo Alto Networks, Inc.(Æ) 223 80
Procore Technologies, Inc.(Æ) 1,220 80
QUALCOMM, Inc. 5,020 817
Qualys, Inc.(Æ)(Ð) 474 57
ROBLOX Corp. Class A(Æ) 4,642 240
Roper Technologies, Inc. 1,376 740
Salesforce, Inc. 6,318 1,841
SAP SE - ADR 5,139 1,201
ServiceNow, Inc.(Æ) 849 792

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Skyworks Solutions, Inc. 1,470 129
Spotify Technology SA(Æ)(Û) 1,561 601
SS&C Technologies Holdings, Inc. 941 66
Super Micro Computer, Inc.(Æ) 620 18
Synopsys, Inc.(Æ) 2,047 1,051
Teradata Corp.(Æ)(Ð) 2,424 78
Teradyne, Inc. 250 27
Texas Instruments, Inc. 2,352 478
Twilio, Inc. Class A(Æ) 2,566 207
Uber Technologies, Inc.(Æ)(Û) 6,726 485
VeriSign, Inc.(Æ) 2,309 408
Workday, Inc. Class A(Æ) 5,361 1,254
Workiva, Inc.(Æ) 1,028 82
Yelp, Inc. Class A(Æ) 3,737 128
Zoom Video Communications, Inc. Class
A(Æ) 3,633 272
65,052
Utilities - 2.4%
Ameren Corp. 4,133 360
American Electric Power Co., Inc. 88 9
American Water Works Co., Inc. 273 38
AT&T, Inc. 2,801 63
Atmos Energy Corp. 310 43
Avangrid, Inc. 10,300 368
CenterPoint Energy, Inc.(Ð) 9,625 284
CMS Energy Corp. 364 25
ConocoPhillips 718 79
Consolidated Edison, Inc. 4,671 475
DTE Energy Co. 468 58
Duke Energy Corp. 33 4
Edison International 1,002 82
Eversource Energy 3,725 245
Exelon Corp.(Ð) 12,691 499
Gulfport Energy Corp.(Æ)(Û) 691 96
NRG Energy, Inc. 4,344 393
ONE Gas, Inc.(Ð) 1,151 82
Pinnacle West Capital Corp. 894 78
Public Service Enterprise Group, Inc. 4,866 435
Sempra Energy 1,448 121
Southwest Gas Holdings, Inc.(Ð) 1,551 113
T-Mobile US, Inc. 698 156
Verizon Communications, Inc. 5,431 229
4,335
Total Common Stocks
(cost $125,080) 187,997
Short-Term Investments - 3.0%
U.S. Cash Management Fund(@) 5,531,104 (∞) 5,531
Total Short-Term Investments
(cost $5,530) 5,531
Total Investments - 106.4%
(identified cost $130,610) 193,528
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Securities Sold Short - (6.4)%
Consumer Discretionary - (1.0)%
Acushnet Holdings Corp. (672) (41)
Advanced Energy Industries, Inc. (468) (51)
Asbury Automotive Group, Inc.(Æ) (140) (32)
Brunswick Corp. (1,692) (135)
Caesars Entertainment, Inc.(Æ) (4,467) (179)
Crocs, Inc.(Æ) (510) (55)
Dutch Bros, Inc. Class A(Æ) (3,087) (102)
Group 1 Automotive, Inc. (239) (87)
Hilton Grand Vacations, Inc.(Æ) (3,676) (136)
LGI Homes, Inc.(Æ) (628) (64)
Lithia Motors, Inc. Class A (664) (221)
Mattel, Inc.(Æ) (7,985) (163)
Service Corp. International (754) (61)
Sirius Xm Holdings, Inc. (4,983) (133)
Warner Bros Discovery, Inc.(Æ) (28,838) (234)
Warner Music Group Corp. Class A (160) (5)
Wyndham Hotels & Resorts, Inc. (2,203) (194)
(1,893)
Consumer Staples - (0.1)%
Casey's General Stores, Inc. (441) (174)
Energy - (0.5)%
Atlas Energy Solutions, Inc. (2,789) (55)
Enphase Energy, Inc.(Æ) (344) (28)
EQT Corp. (5,832) (213)
ONEOK, Inc. (2,279) (221)
Patterson-UTI Energy, Inc. (13,841) (106)
Peabody Energy Corp. (3,624) (95)
Uranium Energy Corp.(Æ) (16,044) (119)
(837)
Financial Services - (1.2)%
AGNC Investment Corp.(ö) (19,766) (184)
Apollo Global Management, Inc. (1,714) (246)
Arbor Realty Trust, Inc.(ö) (7,752) (114)
Berkshire Hathaway, Inc. Class B(Æ) (212) (96)
BGC Group, Inc. Class A (10,522) (99)
Cohen & Steers, Inc. (1,933) (191)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (1,350) (47)
Healthcare Realty Trust, Inc.(ö) (5,527) (95)
Independence Realty Trust, Inc.(ö) (5,493) (108)
Marsh & McLennan Cos., Inc. (539) (118)
Old National Bancorp (4,943) (95)
OneMain Holdings, Inc. (3,744) (186)
Realty Income Corp.(ö) (3,103) (184)
SITE Centers Corp.(ö) (2,917) (46)
Starwood Property Trust, Inc.(ö) (9,478) (187)
UWM Holdings Corp. (8,726) (56)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
42 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Welltower, Inc.(ö) (1,511) (204)
(2,256)
Health Care - (1.2)%
Acadia Healthcare Co., Inc.(Æ) (2,674) (114)
Avantor, Inc.(Æ) (7,855) (176)
Axsome Therapeutics, Inc.(Æ) (206) (18)
Azenta, Inc.(Æ) (1,583) (65)
Bio-Techne Corp. (2,524) (186)
Crinetics Pharmaceuticals, Inc.(Æ) (336) (19)
Enovis Corp. Class W(Æ) (2,762) (114)
Globus Medical, Inc. Class A(Æ) (3,226) (237)
Immunovant, Inc.(Æ) (632) (19)
Integer Holdings Corp.(Æ) (350) (44)
Neogen Corp.(Æ) (10,034) (143)
Nuvalent, Inc. Class A(Æ) (491) (43)
RadNet, Inc.(Æ) (1,384) (90)
Repligen Corp.(Æ) (433) (58)
Rhythm Pharmaceuticals, Inc.(Æ) (411) (20)
Sotera Health Co.(Æ) (5,450) (85)
Surgery Partners, Inc.(Æ) (3,502) (101)
Thermo Fisher Scientific, Inc. (116) (63)
Vaxcyte, Inc.(Æ) (1,180) (126)
Vertex Pharmaceuticals, Inc.(Æ) (422) (201)
Waters Corp.(Æ) (526) (170)
(2,092)
Materials and Processing - (0.1)%
Albemarle Corp. (646) (61)
Modine Manufacturing Co.(Æ) (542) (64)
Quaker Chemical Corp. (672) (102)
(227)
Producer Durables - (0.8)%
ASGN, Inc.(Æ) (460) (42)
Badger Meter, Inc. (427) (85)
Bloom Energy Corp. Class A(Æ) (2,123) (20)
Casella Waste Systems, Inc. Class A(Æ) (992) (97)
Howmet Aerospace, Inc. (2,355) (235)
Itron, Inc.(Æ) (501) (56)
Kadant, Inc. (386) (129)
Nordson Corp. (466) (116)
OSI Systems, Inc.(Æ) (649) (86)
QuantumScape Corp.(Æ) (3,162) (16)
RBC Bearings, Inc.(Æ) (684) (192)
S&P Global, Inc. (443) (213)
Zurn Elkay Water Solutions Corp. (1,908) (69)
(1,356)
Technology - (0.9)%
Analog Devices, Inc. (927) (207)
Evolent Health, Inc. Class A(Æ) (1,621) (38)
Fiserv, Inc.(Æ) (1,267) (251)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gen Digital, Inc. (8,000) (233)
MACOM Technology Solutions Holdings,
Inc.(Æ) (1,491) (167)
Microchip Technology, Inc. (1,910) (140)
Motorola Solutions, Inc. (531) (239)
Oracle Corp. (1,093) (183)
PAR Technology Corp.(Æ) (1,468) (87)
Progress Software Corp. (831) (53)
PTC, Inc.(Æ) (59) (11)
Vishay Intertechnology, Inc. (1,300) (22)
Wolfspeed, Inc.(Æ) (2,428) (32)
(1,663)
Utilities - (0.6)%
Alliant Energy Corp. (3,338) (200)
APA Corp. (332) (8)
Civitas Resources, Inc. (1,420) (69)
Cogent Communications Holdings, Inc. (1,698) (136)
Evergy, Inc. (2,552) (154)
Kinetik Holdings Inc (425) (21)
MGE Energy, Inc. (1,297) (117)
New Fortress Energy, Inc. (4,826) (41)
Northern Oil and Gas, Inc. (4,802) (174)
Otter Tail Corp. (928) (73)
Permian Resources Corp. (1,339) (18)
UGI Corp. (5,218) (125)
(1,136)
Total Securities Sold Short
(proceeds $11,036) (11,634)
Other Assets and Liabilities,
Net - (0.0)%
(10)
Net Assets - 100.0%
181,884

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 43
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 19 USD 5,452 12/24 37
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 37
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 22,823 $ — $ —
$ —
$ 22,823 12 .5
Consumer Staples 11,555 — —
—
11,555 6 .4
Energy 2,415 — —
—
2,415 1 .3
Financial Services 24,890 — —
—
24,890 13 .7
Health Care 24,358 — —
—
24,358 13 .4
Materials and Processing 7,018 — —
—
7,018 3 .9
Producer Durables 25,551 — —
—
25,551 14 .0
Technology 65,052 — —
—
65,052 35 .8
Utilities 4,335 — —
—
4,335 2 .4
Short-Term Investments — — — 5,531 5,531 3 .0
Total Investments 187,997 — — 5,531 193,528 106 .4
Securities Sold Short
**
(11,634) — —
—
(11,634) (6 .4)
Other Assets and Liabilities, Net
(—)
*
100 .0
Other Financial Instruments
Assets
Futures Contracts 37 — — — 37 —
*
Total Other Financial Instruments
***
$ 37 $ — $ — $ — $ 37
*
Less than .05% of net assets.
**
Refer to Schedule of Investments for detailed sector breakout.
***
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
44 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 37
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,987
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 337
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 45
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 11,634 $ — $ 11,634
Total Financial and Derivative Liabilities
11,634 — 11,634
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 11,63 4 $ — $ 11,634
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 11,634 $ — $ 11,634 $ —
Total
$ 11,634 $ — $ 11,634 $ —
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 Sustainable Equity Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 130,610
Investments, at fair value(>) ........................................................................................................................................................
193,528
Receivables:
Dividends and interest ...................................................................................................................................................... 67
Dividends from affiliated funds ....................................................................................................................................... 36
Investments sold ............................................................................................................................................................... 74
Fund shares sold ............................................................................................................................................................... 18
From broker(a) ................................................................................................................................................................. 132
Variation margin on futures contracts .............................................................................................................................. 37
Total assets ...............................................................................................................................................................
193,892
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 61
Fund shares redeemed ...................................................................................................................................................... 98
Accrued fees to affiliates .................................................................................................................................................. 121
Other accrued expenses .................................................................................................................................................... 94
Securities sold short, at fair value(‡) ........................................................................................................................................... 11,634
Total liabilities ...........................................................................................................................................................
12,008
Net Assets ...............................................................................................................................................................
$ 181,884

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 47
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 79,433
Shares of beneficial interest .........................................................................................................................................................
37
Additional paid-in capital ............................................................................................................................................................
102,414
Net Assets ...............................................................................................................................................................
$ 181,884
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 49.36
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 52.37
Class A — Net assets ........................................................................................................................................................... $ 19,251,912
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 390,069
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 46.68
Class C — Net assets ........................................................................................................................................................... $ 20,744,286
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 444,409
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 49.67
Class S — Net assets ............................................................................................................................................................ $ 132,043,016
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,658,421
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 49.52
Class Y — Net assets ........................................................................................................................................................... $ 9,845,096
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 198,804
Amounts in thousands
(‡)     Proceeds on securities sold short $ 11,036
(>)     Investments in affiliates, U.S. Cash Management Fund $ 5,531
(a)   Receivable from Broker for Futures $ 132
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 Sustainable Equity Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,672
Dividends from affiliated funds ....................................................................................................................................... 404
Interest .............................................................................................................................................................................. 20
Securities lending income (net) ....................................................................................................................................... 1
Total investment income ..............................................................................................................................................................
3,097
Expenses
Advisory fees ................................................................................................................................................................... 1,011
Administrative fees .......................................................................................................................................................... 88
Custodian fees .................................................................................................................................................................. 110
Distribution fees - Class A ............................................................................................................................................... 46
Distribution fees - Class C ............................................................................................................................................... 158
Transfer agent fees - Class A ........................................................................................................................................... 37
Transfer agent fees - Class C ........................................................................................................................................... 42
Transfer agent fees - Class S ............................................................................................................................................ 270
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 71
Registration fees ............................................................................................................................................................... 64
Shareholder servicing fees - Class C ............................................................................................................................... 53
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 19
Dividends from securities sold short ................................................................................................................................ 414
Interest expense paid on securities sold short .................................................................................................................. 90
Miscellaneous .................................................................................................................................................................. 32
Expenses before reductions .............................................................................................................................................. 2,513
Expense reductions .......................................................................................................................................................... (225)
Net expenses ................................................................................................................................................................................
2,288
Net investment income (loss) .......................................................................................................................................................
809
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 20,686
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,987
Securities sold short ......................................................................................................................................................... (1,392)
Foreign currency-related transactions .............................................................................................................................. 1
Net realized gain (loss) ................................................................................................................................................................
21,283
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 26,898
Futures contracts .............................................................................................................................................................. 337
Securities sold short ......................................................................................................................................................... (2,188)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 25,047
Net realized and unrealized gain (loss) ........................................................................................................................................ 46,330
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 47,139
*      Less than $500.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 49
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 809 $ 1,033
Net realized gain (loss) ....................................................................................................................... 21,283 13,899
Net change in unrealized appreciation (depreciation) ........................................................................ 25,047 (3,935)
Net increase (decrease) in net assets from operations .............................................................................. 47,139 10,997
Distributions
To shareholders
Class A .......................................................................................................................................... (1,149) (1,979)
Class C .......................................................................................................................................... (1,385) (2,417)
Class S .......................................................................................................................................... (8,682) (17,313)
Class Y .......................................................................................................................................... (607) (922)
Net decrease in net assets from distributions ............................................................................................ (11,823) (22,631)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (21,228) (34,663)
Total Net Increase (Decrease) in Net Assets ........................................................................
14,088 (46,297)
Net Assets
Beginning of period .................................................................................................................................. 167,796 214,093
End of period .............................................................................................................................................
$ 181,884 $ 167,796

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 Sustainable Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 23 $ 1,084 19 $ 818
Proceeds from reinvestment of distributions 26 1,135 50 1,956
Payments for shares redeemed (58) (2,656) (90) (3,769)
Net increase (decrease)
(9) (437) (21) (995)
Class C
Proceeds from shares sold 5 230 18 713
Proceeds from reinvestment of distributions 34 1,385 65 2,416
Payments for shares redeemed (84) (3,696) (125) (4,957)
Net increase (decrease)
(45) (2,081) (42) (1,828)
Class S
Proceeds from shares sold 70 3,174 83 3,486
Proceeds from reinvestment of distributions 195 8,458 424 16,602
Payments for shares redeemed (651) (30,082) (1,253) (52,615)
Net increase (decrease)
(386) (18,450) (746) (32,527)
Class Y
Proceeds from shares sold 1 40 1 67
Proceeds from reinvestment of distributions 14 607 24 922
Payments for shares redeemed (20) (907) (6) (302)
Net increase (decrease)
(5) (260) 19 687
Total increase (decrease)
(445) $ (21,228) (790) $ (34,663)

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
52 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 40.66 .13 11.51 11.64 (.09) (2.85)
October 31, 2023 43.52 .16 1.83 1.99 (.1 5 ) (4.70)
October 31, 2022 59.98 .11 (4.92) (4.81) (.09) (11.56)
October 31, 2021 51.21 .11 16.63 16.74 (.33) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
Class C
October 31, 2024 38.80 (.20) 10.94 10.74 (.01) (2.85)
October 31, 2023 41.89 (.15) 1.7 6 1.6 1 — (4.70)
October 31, 2022 58.42 (.24) (4.73) (4.97) — (11.56)
October 31, 2021 50.27 (.29) 16.27 15.98 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
Class S
October 31, 2024 40.82 .27 11.56 11.83 (.13) (2.85)
October 31, 2023 43.66 .28 1.83 2.11 (.2 5 ) (4.70)
October 31, 2022 60.11 .25 (4.93) (4.68) (.21) (11.56)
October 31, 2021 51.29 .28 16.65 16.93 (.47) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
Class Y
October 31, 2024 40.66 .34 11.51 11.85 (.14) (2.85)
October 31, 2023 43.51 .35 1.8 2 2.1 7 (.32) (4.70)
October 31, 2022 59.95 .33 (4.92) (4.59) (.29) (11.56)
October 31, 2021 51.18 .37 16.60 16.97 (.56) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 53
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(2.94) 49.36 29.62 19,252 1.49 1.39 .29 74
(4.8 5 ) 40.6 6 5.0 9 16,229 1.45 1.36 .38 68
(11.65) 43.52 (10.28) 18,283 1.37 1.29 .24 129
(7.97) 59.98 35.97 24,380 1.33 1.28 .21 131
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(2.86) 46.68 28.67 20,744 2.24 2.14 (.46) 74
(4.70) 38. 80 4.28 18,994 2.20 2.11 (.37) 68
(11.56) 41.89 (10.94) 22,260 2.12 2.04 (.52) 129
(7.83) 58.42 34.97 31,130 2.08 2.03 (.54) 131
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(2.98) 49.67 30.01 132,043 1.24 1.10 .58 74
(4.9 5 ) 40.8 2 5.37 124,288 1.20 1.07 .6 7 68
(11.77) 43.66 (10.00) 165,484 1.12 1.00 .53 129
(8.11) 60.11 36.37 225,751 1.08 .99 .50 131
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(2.99) 49.52 30.22 9,845 1.04 .94 .74 74
(5.02) 40.6 6 5.54 8,285 1.01 .92 .83 68
(11.85) 43.51 (9.86) 8,066 .92 .84 .69 129
(8.20) 59.95 36.57 11,331 .88 .83 .66 131
(6.57) 51.18 5.21 10,941 .90 .87 .64 90

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
54 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 65,810
Administrative fees 7,601
Distribution fees 17,610
Shareholder servicing fees 4,49 0
Transfer agent fees 25,507
Trustee fees 36 4
$ 121,382
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,244 $ 60,780 $ 61,494 $ 1 $ — $ 5,531 $ 404 $ —
U.S. Cash Collateral Fund 68 855 923 — — — 1 —
$ 6,312 $ 61,635 $ 62,417 $ 1 $ — $ 5,531 $ 405 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 12 4 , 085 , 373 $ 62, 259 , 197 $ (4, 450 , 396 ) $ 5 7 , 808 , 801 $ 3,751,281 $ 17,873,269
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 713,541 $ 11,108,968 $ — $ 4,193,515 $ 18,437,765 $ —
Total distributable earnings (losses)
$ (4)
Additional paid-in capital
4

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.2%
Consumer Discretionary - 13.7%
Amazon.com, Inc.(Æ)(Û) 598,618 111,582
Atmus Filtration Technologies, Inc. 91,860 3,577
AutoZone, Inc.(Æ) 1,924 5,789
BorgWarner, Inc. 14,613 491
Central Garden & Pet Co. Class A(Æ) 6,209 181
Chipotle Mexican Grill, Inc. Class A(Æ) 384,762 21,458
Comcast Corp. Class A 170,124 7,429
Costco Wholesale Corp. 25,420 22,222
Coupang, Inc.(Æ) 438,978 11,321
Deckers Outdoor Corp.(Æ)(Û) 43,505 7,000
Dick's Sporting Goods, Inc. 11,226 2,198
Dollar General Corp. 91,751 7,344
DR Horton, Inc. 26,497 4,478
Duolingo, Inc.(Æ)(Ð) 2,805 822
eBay, Inc. 64,034 3,683
Expedia Group, Inc.(Æ)(Ð)(Û) 32,772 5,123
FactSet Research Systems, Inc. 5,618 2,551
Foot Locker, Inc.(Æ) 64,319 1,492
Ford Motor Co. 184,548 1,899
Fox Corp. Class A(Ð) 148,200 6,224
Garmin, Ltd. 23,226 4,607
General Motors Co.(Û) 486,697 24,705
Home Depot, Inc. (The) 19,394 7,636
Hubbell, Inc. Class B 7,480 3,194
Lear Corp. 28,624 2,741
Lennar Corp. Class A 24,801 4,224
Leonardo DRS, Inc.(Æ) 34,540 1,039
Live Nation Entertainment, Inc.(Æ)(Û) 116,043 13,593
Lowe's Cos., Inc. 74,328 19,461
Marriott International, Inc. Class A 19,946 5,186
McDonald's Corp. 37,260 10,884
MercadoLibre, Inc.(Æ) 506 1,031
Netflix, Inc. Class B(Æ) 9,323 7,048
New York Times Co. (The) Class A 37,390 2,088
News Corp. Class A 97,328 2,652
NVR, Inc.(Æ)(Û) 1,253 11,469
O'Reilly Automotive, Inc.(Æ) 11,477 13,235
PulteGroup, Inc. 29,977 3,883
Ross Stores, Inc. 24,240 3,387
Royal Caribbean Cruises, Ltd. 16,187 3,340
Sirius Xm Holdings, Inc. 176,617 4,709
Skechers USA, Inc. Class A(Æ) 25,741 1,582
Target Corp. 54,687 8,205
Tesla, Inc.(Æ) 53,941 13,477
Texas Roadhouse, Inc. Class A 21,219 4,055
TJX Cos., Inc. (The) 79,335 8,967
Tri Pointe Homes, Inc.(Æ) 19,175 775
TripAdvisor, Inc.(Æ) 146,903 2,356
Ulta Beauty, Inc.(Æ) 4,154 1,533
Walmart, Inc. 119,254 9,773
Walt Disney Co. (The) 71,720 6,899
Williams-Sonoma, Inc.(Ð) 49,613 6,655
Wingstop, Inc. 9,190 2,644
443,897
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 4.2%
Ambev SA - ADR(Æ) 1,571,671 3,426
Archer-Daniels-Midland Co.(Û) 260,741 14,395
Church & Dwight Co., Inc. 34,466 3,443
Coca-Cola Co. (The) 107,931 7,049
Colgate-Palmolive Co. 35,563 3,333
Conagra Brands, Inc. 297,919 8,622
CVS Health Corp. 251,807 14,217
Hershey Co. (The) 18,248 3,240
Kenvue, Inc. 120,415 2,761
Kroger Co. (The) 304,210 16,966
Mondelez International, Inc. Class A 89,216 6,110
Monster Beverage Corp.(Æ) 233,967 12,325
PepsiCo, Inc. 33,233 5,519
Philip Morris International, Inc. 37,738 5,008
Pilgrim's Pride Corp.(Æ) 85,469 4,140
Procter & Gamble Co. (The) 62,675 10,353
Tyson Foods, Inc. Class A 261,487 15,321
136,228
Energy - 3.9%
Baker Hughes Co. 330,794 12,597
BP PLC - ADR 186,773 5,484
Canadian Natural Resources, Ltd. 113,754 3,870
Chevron Corp. 70,816 10,539
Coterra Energy, Inc. 148,872 3,561
Devon Energy Corp. 60,136 2,326
Eaton Corp. PLC 49,150 16,297
EOG Resources, Inc. 36,803 4,488
Exxon Mobil Corp. 228,313 26,662
First Solar, Inc.(Æ) 10,748 2,090
Kinder Morgan, Inc. 175,453 4,300
Marathon Petroleum Corp. 20,785 3,024
Occidental Petroleum Corp. 30,166 1,512
Phillips 66 25,542 3,112
Schlumberger NV 65,706 2,633
Shell PLC - ADR 81,204 5,485
TechnipFMC PLC(Û) 119,948 3,201
Valero Energy Corp.(Û) 74,191 9,627
Williams Cos., Inc. (The) 75,272 3,942
World Kinect Corp.(Ð) 26,560 695
125,445
Financial Services - 14.0%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust 96,351 9,014
Affiliated Managers Group, Inc. 17,613 3,415
Aflac, Inc. 45,840 4,804
Alliance Data Systems Corp. 52,497 2,617
Allstate Corp. (The) 38,933 7,262
Ally Financial, Inc. 160,646 5,631
American Express Co. 57,471 15,522
American Tower Corp.(ö) 16,741 3,575
Ameriprise Financial, Inc. 16,265 8,300
Annaly Capital Management, Inc.(ö) 278,042 5,286
Apollo Global Management, Inc. 71,401 10,229
Arthur J Gallagher & Co. 16,456 4,627

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
56 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axis Capital Holdings, Ltd. 29,398 2,301
Bank of America Corp. 373,840 15,634
Bank of New York Mellon Corp. (The)(Û) 141,218 10,642
Berkshire Hathaway, Inc. Class B(Æ) 10,774 4,858
Blackrock, Inc. 3,383 3,319
BOK Financial Corp. 11,834 1,257
Brighthouse Financial, Inc.(Æ)(Ð) 41,253 1,951
Camden Property Trust(ö)(Û) 61,968 7,175
Carlyle Group, Inc. (The) 223,519 11,183
CBRE Group, Inc. Class A(Æ) 22,905 3,000
Chubb, Ltd. 16,110 4,550
Cincinnati Financial Corp. 24,307 3,423
Citigroup, Inc. 317,300 20,361
CNO Financial Group, Inc. 18,476 636
Comerica, Inc.(Ð)(Û) 76,198 4,855
Compass, Inc. Class A(Æ) 83,800 532
Corebridge Financial, Inc. 238,708 7,584
Cullen/Frost Bankers, Inc.(Ð) 24,401 3,107
Enact Holdings, Inc. 7,924 270
Equinix, Inc.(ö) 5,214 4,735
Equity Commonwealth(Æ)(ö) 89,034 1,762
Essex Property Trust, Inc.(Ð)(ö)(Û) 24,531 6,963
Evercore, Inc. Class A 16,988 4,488
First American Financial Corp. 55,483 3,559
Gaming and Leisure Properties, Inc.(ö) 77,168 3,873
Genworth Financial, Inc. Class A(Æ) 19,000 128
Goldman Sachs Group, Inc. (The) 8,910 4,613
Hanover Insurance Group, Inc. (The)(Ð) 17,975 2,666
Hartford Financial Services Group, Inc. 27,026 2,985
Howard Hughes Corp. (The)(Æ) 62,573 4,758
Interactive Brokers Group, Inc. Class A(Û) 48,675 7,427
Intercontinental Exchange, Inc. 22,889 3,568
InvenTrust Properties Corp.(ö) 5,700 168
JPMorgan Chase & Co. 95,687 21,235
KeyCorp(Ð) 165,753 2,859
Marsh & McLennan Cos., Inc. 24,972 5,450
MasterCard, Inc. Class A 93,277 46,600
Mercury General Corp. 5,258 356
Morgan Stanley 80,184 9,321
NU Holdings, Ltd. Class A(Æ) 675,891 10,199
Park Hotels & Resorts, Inc.(Ð)(ö) 19,243 267
Pinnacle Financial Partners, Inc.(Ð)(Û) 21,125 2,228
Popular, Inc. 38,507 3,436
Progressive Corp. (The) 24,805 6,023
Prologis, Inc.(ö) 29,475 3,329
Public Storage(ö) 12,012 3,953
Raymond James Financial, Inc. 24,682 3,658
Reinsurance Group of America, Inc. Class A 32,009 6,756
RLI Corp.(Ð) 7,784 1,214
Robinhood Markets, Inc. Class A(Æ) 232,163 5,453
Selective Insurance Group, Inc. 5,216 474
SLM Corp. 166,275 3,663
Synchrony Financial 157,520 8,686
Travelers Cos., Inc. (The)(Û) 72,840 17,914
US Bancorp 127,192 6,145
Vestis Corp. 124,355 1,681
Visa, Inc. Class A 41,237 11,952
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wells Fargo & Co. 331,827 21,542
Willis Towers Watson PLC 23,077 6,974
WR Berkley Corp. 67,067 3,834
453,815
Health Care - 11.7%
Abbott Laboratories 56,927 6,454
AbbVie, Inc. 92,548 18,868
Acadia Pharmaceuticals, Inc.(Æ) 77,656 1,133
Agilent Technologies, Inc. 90,330 11,771
Align Technology, Inc.(Æ) 30,408 6,235
Amgen, Inc. 12,760 4,085
Baxter International, Inc. 108,008 3,856
Biogen, Inc.(Æ) 10,656 1,854
Blueprint Medicines Corp.(Æ)(Û) 18,762 1,642
Boston Scientific Corp.(Æ) 45,110 3,790
Bristol-Myers Squibb Co. 154,329 8,607
Cardinal Health, Inc. 43,290 4,698
Centene Corp.(Æ) 35,604 2,217
Cigna Group (The) 14,995 4,721
Corcept Therapeutics, Inc.(Æ)(Ð) 49,917 2,444
Danaher Corp. 15,154 3,723
DaVita HealthCare Partners, Inc.(Æ)(Ð) 3,369 471
Dentsply Sirona, Inc. 197,854 4,584
Edwards Lifesciences Corp.(Æ)(Û) 164,864 11,047
Elevance Health, Inc.(Û) 29,636 12,025
Eli Lilly & Co. 25,874 21,469
Encompass Health Corp. 31,153 3,098
Exelixis, Inc.(Æ)(Û) 80,723 2,680
Fortrea Holdings, Inc.(Æ)(Ð) 67,909 1,142
GE HealthCare Technologies, Inc. 87,128 7,611
Genmab A/S - ADR(Æ) 122,758 2,740
Gilead Sciences, Inc. 43,843 3,894
GSK PLC - ADR 159,681 5,870
HCA Healthcare, Inc. 10,682 3,832
Humana, Inc. 26,751 6,897
IDEXX Laboratories, Inc.(Æ) 6,766 2,753
Intuitive Surgical, Inc.(Æ) 27,698 13,955
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 46,679 1,792
IQVIA, Inc.(Æ) 11,594 2,386
Jazz Pharmaceuticals PLC(Æ) 32,781 3,607
Johnson & Johnson 99,604 15,923
McKesson Corp.(Û) 20,520 10,272
Medtronic PLC 115,571 10,315
Merck & Co., Inc. 70,544 7,218
Molina Healthcare, Inc.(Æ)(Ð) 14,455 4,643
Organon & Co.(Ð)(Û) 265,644 4,989
Oscar Health, Inc. Class A(Æ) 31,642 532
Pfizer, Inc. 249,569 7,063
PTC Therapeutics, Inc.(Æ)(Ð) 58,146 2,321
QIAGEN NV(Æ) 77,590 3,267
Regeneron Pharmaceuticals, Inc.(Æ) 16,343 13,699
Royalty Pharma PLC Class A 148,301 4,004
Sanofi SA - ADR 71,325 3,772
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 31,680 3,992
Stryker Corp. 36,214 12,902
Tandem Diabetes Care, Inc.(Æ) 57,135 1,792

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Thermo Fisher Scientific, Inc. 7,130 3,895
UnitedHealth Group, Inc. 69,244 39,088
Veeva Systems, Inc. Class A(Æ) 26,136 5,458
Vertex Pharmaceuticals, Inc.(Æ) 21,339 10,157
Viatris, Inc. 304,838 3,536
Zoetis, Inc. Class A 71,385 12,762
379,551
Materials and Processing - 4.7%
Boise Cascade Co. 11,636 1,548
Builders FirstSource, Inc.(Æ)(Û) 30,434 5,216
Carrier Global Corp. 61,186 4,450
Commercial Metals Co. 1,890 102
Copart, Inc.(Æ) 256,006 13,177
Crown Holdings, Inc. 133,977 12,534
DuPont de Nemours, Inc.(Û) 85,193 7,070
Ecolab, Inc. 15,973 3,925
Fastenal Co. 46,854 3,663
FMC Corp. 119,761 7,783
Freeport-McMoRan, Inc. 115,441 5,197
Huntsman Corp. 164,051 3,609
Lennox International, Inc.(Ð)(Û) 5,628 3,391
Linde PLC 29,052 13,252
Louisiana-Pacific Corp. 48,532 4,800
LyondellBasell Industries NV Class A(Û) 70,352 6,110
Martin Marietta Materials, Inc. 16,660 9,868
Nucor Corp. 20,265 2,874
Packaging Corp. of America 14,260 3,265
Sherwin-Williams Co. (The) 12,824 4,601
Southern Copper Corp. 38,220 4,187
Trane Technologies PLC 29,816 11,037
Trex Co., Inc.(Æ)(Ð) 45,358 3,214
Vulcan Materials Co. 40,153 10,999
Westlake Chemical Corp. 39,339 5,190
151,062
Producer Durables - 9.2%
3M Co. 18,060 2,320
AECOM(Û) 22,951 2,451
Allison Transmission Holdings, Inc. Class A 7,499 801
Ametek, Inc. 14,050 2,576
Amphenol Corp. Class A(Û) 92,600 6,206
AO Smith Corp. 22,302 1,675
Block, Inc. Class A(Æ) 38,571 2,789
Chart Industries, Inc.(Æ) 31,197 3,766
Cintas Corp. 22,248 4,579
Corpay, Inc.(Æ) 9,635 3,177
CoStar Group, Inc.(Æ) 43,042 3,133
CSX Corp. 324,898 10,930
Cummins, Inc. 14,165 4,660
Deere & Co. 18,487 7,482
Delta Air Lines, Inc. 212,217 12,143
Donaldson Co., Inc. 47,741 3,493
Dover Corp. 15,561 2,946
EMCOR Group, Inc. 8,202 3,659
Emerson Electric Co. 36,333 3,934
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Expeditors International of Washington, Inc. 25,051 2,981
FedEx Corp. 37,028 10,140
Fluor Corp.(Æ) 10,766 563
Fortive Corp. 25,088 1,792
FTI Consulting, Inc.(Æ) 8,903 1,737
GE Vernova, Inc.(Æ)(Û) 38,081 11,488
General Dynamics Corp. 11,848 3,455
Global Payments, Inc. 109,027 11,307
Graco, Inc.(Û) 11,420 930
Howmet Aerospace, Inc. 77,036 7,682
Insperity, Inc.(Ð) 19,234 1,515
JB Hunt Transport Services, Inc. 64,784 11,701
Landstar System, Inc.(Ð) 28,545 5,017
Magna International, Inc. Class A 102,486 4,045
ManpowerGroup, Inc. 28,403 1,785
MasTec, Inc.(Æ) 26,472 3,253
Nordson Corp. 13,253 3,285
Northrop Grumman Corp. 20,269 10,317
Old Dominion Freight Line, Inc.(Û) 30,151 6,070
Otis Worldwide Corp.(Û) 78,423 7,701
PACCAR, Inc. 44,174 4,606
Parker-Hannifin Corp. 5,499 3,487
Paychex, Inc. 30,244 4,214
Pentair PLC 29,115 2,886
Phinia, Inc.(Ð) 52,075 2,426
Republic Services, Inc. Class A 17,434 3,452
Robert Half, Inc.(Ð) 47,869 3,260
Rollins, Inc. 56,595 2,668
Ryder System, Inc. 19,459 2,846
S&P Global, Inc. 7,705 3,701
Schneider National, Inc. Class B(Ð) 68,200 1,929
Scotts Miracle-Gro Co. (The) Class A 25,639 2,230
Snap-on, Inc. 13,441 4,437
Southwest Airlines Co.(Ð) 245,400 7,504
Tetra Tech, Inc.(Ð) 13,210 646
Trade Desk, Inc. (The) Class A(Æ) 35,618 4,282
TransUnion 126,350 12,799
TriNet Group, Inc. 30,080 2,554
United Parcel Service, Inc. Class B 34,917 4,681
United Rentals, Inc. 5,881 4,780
Veralto Corp.(Û) 73,590 7,520
Vontier Corp. 131,953 4,893
Waste Management, Inc. 15,292 3,301
WESCO International, Inc. 15,657 3,006
WW Grainger, Inc. 3,980 4,415
XPO, Inc.(Æ) 26,185 3,418
Xylem, Inc. 29,200 3,556
298,981
Technology - 36.8%
Accenture PLC Class A 46,319 15,972
Adobe, Inc.(Æ) 10,140 4,848
Advanced Micro Devices, Inc.(Æ) 84,202 12,131
Airbnb, Inc. Class A(Æ)(Û) 48,669 6,560
Akamai Technologies, Inc.(Æ) 15,392 564
Alphabet, Inc. Class A 285,257 48,810
Alphabet, Inc. Class C(Û) 96,897 16,733

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
58 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amkor Technology, Inc. 33,530 853
Analog Devices, Inc. 22,627 5,048
Apple, Inc.(Û) 892,475 201,619
Applied Materials, Inc. 21,771 3,953
Arista Networks, Inc.(Æ) 11,739 4,536
Atlassian Corp. Class A(Æ) 44,808 8,448
Booking Holdings, Inc.(Û) 4,096 19,154
Box, Inc. Class A(Æ)(Ð) 80,565 2,559
Broadcom, Inc. 101,417 17,218
CACI International, Inc. Class A(Æ) 3,823 2,112
Cadence Design Systems, Inc.(Æ) 12,768 3,525
CDW Corp. 9,569 1,801
Cirrus Logic, Inc.(Æ) 31,659 3,477
Cisco Systems, Inc. 212,152 11,620
Cognizant Technology Solutions Corp.
Class A 61,023 4,552
CommVault Systems, Inc.(Æ) 33,281 5,198
Confluent, Inc. Class A(Æ)(Ð) 164,329 4,300
Crowdstrike Holdings, Inc. Class A(Æ) 24,119 7,160
DigitalOcean Holdings, Inc.(Æ)(Ð) 40,364 1,598
DoorDash, Inc. Class A(Æ) 17,401 2,727
Dropbox, Inc. Class A(Æ)(Ð) 313,972 8,116
EPAM Systems, Inc.(Æ) 22,816 4,304
Guidewire Software, Inc.(Æ)(Ð) 45,714 8,515
Hewlett Packard Enterprise Co. 183,711 3,581
HP, Inc. 109,243 3,880
Intel Corp.(Û) 261,914 5,636
International Business Machines Corp. 21,714 4,489
Intuit, Inc. 36,086 22,023
Jabil Circuit, Inc.(Û) 2,848 351
KBR, Inc.(Ð) 95,115 6,374
Kyndryl Holdings, Inc.(Æ) 105,889 2,424
Lam Research Corp.(Û) 300,683 22,356
Lyft, Inc. Class A(Æ) 272,122 3,529
Maplebear, Inc.(Æ)(Û) 114,791 5,062
Marvell Technology, Inc. 36,316 2,909
Meta Platforms, Inc. Class A(Û) 142,967 81,145
Micron Technology, Inc. 83,221 8,293
Microsoft Corp.(Û) 492,034 199,938
Monolithic Power Systems, Inc.(Û) 7,476 5,677
NCR Atleos Corp.(Æ) 45,043 1,179
NetApp, Inc. 29,131 3,359
Nutanix, Inc. Class A(Æ) 118,620 7,366
NVIDIA Corp.(Û) 1,332,229 176,867
NXP Semiconductors NV 51,277 12,024
ON Semiconductor Corp.(Æ) 84,137 5,931
Oracle Corp. 64,465 10,820
Palantir Technologies, Inc. Class A(Æ) 91,622 3,808
Palo Alto Networks, Inc.(Æ) 32,762 11,805
Paycom Software, Inc.(Ð) 9,719 2,032
Playtika Holding Corp. 82,435 645
Procore Technologies, Inc.(Æ) 51,667 3,392
Qorvo, Inc.(Æ) 24,101 1,717
QUALCOMM, Inc. 30,295 4,931
Reddit, Inc. Class A(Æ) 34,239 4,085
RingCentral, Inc. Class A(Æ)(Ð) 30,672 1,104
ROBLOX Corp. Class A(Æ) 129,684 6,707
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Roku, Inc.(Æ)(Ð) 6,845 439
Roper Technologies, Inc. 6,385 3,433
Salesforce, Inc. 61,780 18,001
Seagate Technology Holdings PLC 37,107 3,724
Semtech Corp.(Æ) 37,043 1,637
SentinelOne, Inc. Class A(Æ) 116,195 2,997
ServiceNow, Inc.(Æ) 17,916 16,715
Silicon Laboratories, Inc.(Æ)(Ð) 6,489 674
Skyworks Solutions, Inc. 29,543 2,587
Snap, Inc. Class A(Æ)(Ð) 134,474 1,635
Spotify Technology SA(Æ)(Û) 39,310 15,138
Synopsys, Inc.(Æ) 7,643 3,926
Teradata Corp.(Æ)(Ð) 53,750 1,732
Teradyne, Inc. 58,034 6,164
Texas Instruments, Inc. 62,589 12,716
Twilio, Inc. Class A(Æ) 34,727 2,801
Uber Technologies, Inc.(Æ) 229,877 16,563
UiPath, Inc. Class A(Æ) 258,698 3,198
Universal Display Corp. 7,348 1,325
VeriSign, Inc.(Æ) 29,148 5,155
1,194,010
Utilities - 4.0%
AT&T, Inc. 761,674 17,168
ConocoPhillips 67,538 7,398
Constellation Energy Generation LLC(Û) 20,804 5,471
Edison International 65,437 5,392
Exelon Corp.(Û) 257,492 10,119
FirstEnergy Corp. 163,408 6,835
Gulfport Energy Corp.(Æ)(Û) 7,651 1,059
NextEra Energy, Inc. 120,235 9,529
NRG Energy, Inc. 165,287 14,942
PG&E Corp. 475,350 9,612
Pinnacle West Capital Corp. 36,280 3,186
Southern Co. (The) 58,379 5,314
T-Mobile US, Inc. 49,609 11,071
Verizon Communications, Inc. 119,135 5,019
Vistra Corp.(Û) 80,230 10,026
Xcel Energy, Inc. 109,927 7,344
129,485
Total Common Stocks
(cost $2,086,923) 3,312,474
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 109,166,561 (∞) 109,156
Total Short-Term Investments
(cost $109,154) 109,156
Total Investments - 105.5%
(identified cost $2,196,077) 3,421,630
Securities Sold Short - (5.5)%
Consumer Discretionary - (1.1)%
Acushnet Holdings Corp. (15,623) (958)
Advanced Energy Industries, Inc. (15,613) (1,694)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlanta Braves Holdings, Inc. Class C(Æ) (8,573) (339)
Charter Communications, Inc. Class A(Æ) (10,090) (3,306)
Churchill Downs, Inc. (13,195) (1,849)
Dutch Bros, Inc. Class A(Æ) (73,395) (2,431)
Five Below, Inc.(Æ) (33,589) (3,184)
Group 1 Automotive, Inc. (7,044) (2,566)
Hillenbrand, Inc. (32,060) (883)
Hilton Grand Vacations, Inc.(Æ) (68,913) (2,541)
LGI Homes, Inc.(Æ) (12,646) (1,284)
Lithia Motors, Inc. Class A (11,062) (3,677)
Mattel, Inc.(Æ) (161,433) (3,290)
VF Corp. (182,956) (3,789)
Warner Bros Discovery, Inc.(Æ) (411,590) (3,346)
(35,137)
Consumer Staples - (0.1)%
Walgreens Boots Alliance, Inc. (370,664) (3,507)
Energy - (0.3)%
Atlas Energy Solutions, Inc. (48,326) (946)
First Solar, Inc.(Æ) (11,688) (2,273)
Patterson-UTI Energy, Inc. (144,994) (1,112)
Sunrun, Inc.(Æ) (130,531) (1,886)
Uranium Energy Corp.(Æ) (235,555) (1,748)
(7,965)
Financial Services - (0.7)%
AGNC Investment Corp.(ö) (56,523) (526)
Apollo Global Management, Inc. (27,714) (3,970)
Arbor Realty Trust, Inc.(ö) (134,495) (1,983)
Axos Financial, Inc.(Æ) (22,017) (1,491)
Berkshire Hathaway, Inc. Class B(Æ) (287) (129)
BGC Group, Inc. Class A (172,431) (1,616)
Cohen & Steers, Inc. (2,490) (246)
Flagstar Financial, Inc. (223,757) (2,264)
Glacier Bancorp, Inc. (4,003) (209)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (78,854) (2,759)
Healthcare Realty Trust, Inc.(ö) (55,865) (960)
Medical Properties Trust, Inc.(ö) (535,276) (2,478)
Old National Bancorp (126,247) (2,432)
Park National Corp. (1,040) (180)
ServisFirst Bancshares, Inc. (5,861) (487)
SoFi Technologies, Inc.(Æ) (14,739) (165)
UWM Holdings Corp. (173,015) (1,114)
(23,009)
Health Care - (0.8)%
Acadia Healthcare Co., Inc.(Æ) (59,060) (2,521)
Avantor, Inc.(Æ) (12,780) (286)
Axsome Therapeutics, Inc.(Æ) (3,002) (267)
Azenta, Inc.(Æ) (15,493) (637)
Bio-Techne Corp. (29,731) (2,193)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Crinetics Pharmaceuticals, Inc.(Æ) (31,222) (1,747)
Cytokinetics, Inc.(Æ) (20,181) (1,029)
Geron Corp.(Æ) (332,038) (1,365)
Globus Medical, Inc. Class A(Æ) (54,191) (3,985)
Immunovant, Inc.(Æ) (6,840) (200)
Insmed, Inc.(Æ) (19,440) (1,308)
Neogen Corp.(Æ) (168,650) (2,408)
RadNet, Inc.(Æ) (36,720) (2,388)
Repligen Corp.(Æ) (22,063) (2,963)
Surgery Partners, Inc.(Æ) (38,646) (1,113)
TransMedics Group, Inc.(Æ) (6,279) (515)
Vaxcyte, Inc.(Æ) (22,950) (2,441)
(27,366)
Materials and Processing - (0.0)%
AAON, Inc. (4,301) (491)
Quaker Chemical Corp. (5,047) (765)
(1,256)
Producer Durables - (0.7)%
AeroVironment, Inc.(Æ) (7,510) (1,615)
Badger Meter, Inc. (15,645) (3,130)
Casella Waste Systems, Inc. Class A(Æ) (30,643) (2,999)
Howmet Aerospace, Inc. (30,278) (3,019)
Itron, Inc.(Æ) (19,828) (2,216)
Kadant, Inc. (826) (275)
Kratos Defense & Security Solutions, Inc.
(Æ) (70,816) (1,609)
OSI Systems, Inc.(Æ) (16,726) (2,211)
RBC Bearings, Inc.(Æ) (7,880) (2,209)
WillScot Mobile Mini Holdings Corp.(Æ) (62,523) (2,072)
Zurn Elkay Water Solutions Corp. (77,701) (2,805)
(24,160)
Technology - (1.5)%
Advanced Micro Devices, Inc.(Æ) (6,058) (873)
Analog Devices, Inc. (15,111) (3,371)
Aspen Technology, Inc.(Æ) (13,524) (3,174)
Coherent Corp.(Æ) (25,489) (2,356)
EchoStar Corp. Class A(Æ) (123,638) (3,098)
Evolent Health, Inc. Class A(Æ) (52,085) (1,216)
Fiserv, Inc.(Æ) (20,176) (3,993)
Gen Digital, Inc. (139,737) (4,068)
Klaviyo, Inc.(Æ) (18,344) (698)
Lattice Semiconductor Corp.(Æ) (57,358) (2,906)
MACOM Technology Solutions Holdings,
Inc.(Æ) (13,386) (1,505)
Marvell Technology, Inc. (44,303) (3,549)
Micron Technology, Inc. (1,877) (187)
Motorola Solutions, Inc. (2,415) (1,085)
Oracle Corp. (20,276) (3,403)
Progress Software Corp. (9,733) (624)
Rambus, Inc.(Æ) (51,554) (2,465)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
60 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sanmina Corp.(Æ) (44,192) (3,098)
TTM Technologies, Inc.(Æ) (6,400) (144)
Veeco Instruments, Inc.(Æ) (4,900) (141)
Vishay Intertechnology, Inc. (122,085) (2,071)
Wolfspeed, Inc.(Æ) (244,887) (3,259)
(47,284)
Utilities - (0.3)%
Civitas Resources, Inc. (25,296) (1,234)
Cogent Communications Holdings, Inc. (40,993) (3,290)
Lumen Technologies, Inc.(Æ) (43,900) (281)
MGE Energy, Inc. (8,538) (773)
New Fortress Energy, Inc. (157,982) (1,329)
Northern Oil and Gas, Inc. (18,431) (668)
Otter Tail Corp. (25,845) (2,029)
(9,604)
Total Securities Sold Short
(proceeds $160,704) (179,288)
Other Assets and Liabilities,
Net - (0.0)%
(1,019)
Net Assets - 100.0%
3,241,323

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 61
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 374 USD 107,310 12/24 (1,781)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,781)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 443,897 $ — $ —
$ —
$ 443,897 13 .7
Consumer Staples 136,228 — —
—
136,228 4 .2
Energy 125,445 — —
—
125,445 3 .9
Financial Services 453,815 — —
—
453,815 14 .0
Health Care 379,551 — —
—
379,551 11 .7
Materials and Processing 151,062 — —
—
151,062 4 .7
Producer Durables 298,981 — —
—
298,981 9 .2
Technology 1,194,010 — —
—
1,194,010 36 .8
Utilities 129,485 — —
—
129,485 4 .0
Short-Term Investments — — — 109,156 109,156 3 .3
Total Investments 3,312,474 — — 109,156 3,421,630 105 .5
Securities-Sold Short
*
(179,288) — —
—
(179,288) (5 .5)
Other Assets and Liabilities, Net
(— )
**
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (1,781) — — — (1,781) (0 .1)
Total Other Financial Instruments
***
$ (1,781) $ — $ — $ — $ (1,781)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Less than .05% of net assets.
***
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
62 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,78 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 24,199
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 428
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 63
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 179,288 $ — $ 179,288
Total Financial and Derivative Liabilities
179,288 — 179,288
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 179,288 $ — $ 179,288
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 179,288 $ — $ 179,288 $ —
Total
$ 179,288 $ — $ 179,288 $ —
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
64 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,196,077
Investments, at fair value(>) ........................................................................................................................................................
3,421,630
Receivables:
Dividends and interest ...................................................................................................................................................... 1,678
Dividends from affiliated funds ....................................................................................................................................... 316
Investments sold ............................................................................................................................................................... 74
Fund shares sold ............................................................................................................................................................... 1,435
From broker(a) ................................................................................................................................................................. 5,118
Total assets ...............................................................................................................................................................
3,430,251
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 13
Investments purchased ..................................................................................................................................................... 2,562
Fund shares redeemed ...................................................................................................................................................... 3,097
Accrued fees to affiliates .................................................................................................................................................. 1,893
Other accrued expenses .................................................................................................................................................... 295
Variation margin on futures contracts .............................................................................................................................. 1,780
Securities sold short, at fair value(‡) ........................................................................................................................................... 179,288
Total liabilities ...........................................................................................................................................................
188,928
Net Assets ...............................................................................................................................................................
$ 3,241,323

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 65
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,473,031
Shares of beneficial interest .........................................................................................................................................................
1,822
Additional paid-in capital ............................................................................................................................................................
1,766,470
Net Assets ...............................................................................................................................................................
$ 3,241,323
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 17.75
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 18.83
Class A — Net assets ........................................................................................................................................................... $ 21,457,096
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,208,743
Net asset value per share: Class C (#) .......................................................................................................................................... $ 17.36
Class C — Net assets ........................................................................................................................................................... $ 6,498,705
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 374,263
Net asset value per share: Class M (#) ......................................................................................................................................... $ 17.77
Class M — Net assets .......................................................................................................................................................... $ 636,086,089
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 35,791,568
Net asset value per share: Class S (#) .......................................................................................................................................... $ 17.80
Class S — Net assets ............................................................................................................................................................ $ 2,422,271,049
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 136,09 4 , 0 00
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 17.77
Class Y — Net assets ........................................................................................................................................................... $ 155,009,835
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 8,721,308
Amounts in thousands
(‡)     Proceeds on securities sold short $ 160,704
(>)     Investments in affiliates, U.S. Cash Management Fund $ 109,156
(a)   Receivable from Broker for Futures $ 5,118
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
66 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 44,059
Dividends from affiliated funds ....................................................................................................................................... 4,627
Interest .............................................................................................................................................................................. 288
Securities lending income (net) ....................................................................................................................................... 37
Total investment income ..............................................................................................................................................................
49,011
Expenses
Advisory fees ................................................................................................................................................................... 19,190
Administrative fees .......................................................................................................................................................... 1,525
Custodian fees .................................................................................................................................................................. 237
Distribution fees - Class A ............................................................................................................................................... 48
Distribution fees - Class C ............................................................................................................................................... 45
Transfer agent fees - Class A ........................................................................................................................................... 39
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 1,198
Transfer agent fees - Class S ............................................................................................................................................ 4,789
Transfer agent fees - Class Y ........................................................................................................................................... 7
Professional fees .............................................................................................................................................................. 159
Registration fees ............................................................................................................................................................... 112
Shareholder servicing fees - Class C ............................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 151
Printing fees ..................................................................................................................................................................... 83
Dividends from securities sold short ................................................................................................................................ 2,453
Interest expense paid on securities sold short .................................................................................................................. 1,089
Miscellaneous .................................................................................................................................................................. 341
Expenses before reductions .............................................................................................................................................. 31,493
Expense reductions .......................................................................................................................................................... (5,297)
Net expenses ................................................................................................................................................................................
26,196
Net investment income (loss) .......................................................................................................................................................
22,815
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 300,029
Investments in affiliated funds ......................................................................................................................................... 34
Futures contracts .............................................................................................................................................................. 24,199
Securities sold short ......................................................................................................................................................... (14,090)
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
310,171
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 628,284
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 428
Securities sold short ......................................................................................................................................................... (34,971)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 593,740
Net realized and unrealized gain (loss) ........................................................................................................................................ 903,911
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 926,726

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 67
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 22,815 $ 28,123
Net realized gain (loss) ....................................................................................................................... 310,171 106,149
Net change in unrealized appreciation (depreciation) ........................................................................ 593,740 165,085
Net increase (decrease) in net assets from operations .............................................................................. 926,726 299,357
Distributions
To shareholders
Class A .......................................................................................................................................... (599) (688)
Class C .......................................................................................................................................... (189) (304)
Class M ......................................................................................................................................... (22,990) (37,334)
Class S .......................................................................................................................................... (90,937) (156,323)
Class Y(1) ..................................................................................................................................... (6,246) (213)
Net decrease in net assets from distributions ............................................................................................ (120,961) (194,862)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (401,965) (335,104)
Total Net Increase (Decrease) in Net Assets ........................................................................
403,800 (230,609)
Net Assets
Beginning of period .................................................................................................................................. 2,837,523 3,068,132
End of period .............................................................................................................................................
$ 3,241,323 $ 2,837,523

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
68 U.S. Strategic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 346 $ 5,579 335 $ 4,697
Proceeds from reinvestment of distributions 40 599 55 688
Payments for shares redeemed (223) (3,665) (181) (2,442)
Net increase (decrease)
163 2,513 209 2,943
Class C
Proceeds from shares sold 68 1,103 33 437
Proceeds from reinvestment of distributions 13 189 25 304
Payments for shares redeemed (74) (1,202) (95) (1,242)
Net increase (decrease)
7 90 (37) (501)
Class M
Proceeds from shares sold 5,863 97,463 9,609 130,431
Proceeds from reinvestment of distributions 1,502 22,990 2,955 37,330
Payments for shares redeemed (8,762) (143,410) (14,809) (206,298)
Net increase (decrease)
(1,397) (22,957) (2,245) (38,537)
Class S
Proceeds from shares sold 10,328 168,257 16,670 226,236
Proceeds from reinvestment of distributions 5,936 90,793 12,308 155,598
Payments for shares redeemed (38,565) (619,076) (59,970) (823,980)
Net increase (decrease)
(22,301) (360,026) (30,992) (442,146)
Class Y(1)
Proceeds from shares sold 1 23 10,125 144,563
Proceeds from reinvestment of distributions 408 6,246 16 213
Payments for shares redeemed (1,711) (27,854) (118) (1,639)
Net increase (decrease)
(1,302) (21,585) 10,023 143,137
Total increase (decrease)
(24,830) $ (401,965) (23,042) $ (335,104)
(1) For the period September 12, 2023 (inception date) to October 31, 2023.

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
70 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 13.68 .07 4.58 4.65 (.07) (.51)
October 31, 2023 13.31 .09 1.12 1.21 (.09) (.75)
October 31, 2022 17.88 .06 (3.31) (3.25) (.06) (1.26)
October 31, 2021 12.88 .02 5.02 5.04 (.04) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
Class C
October 31, 2024 13.44 (.05) 4.49 4.44 (.01) (.51)
October 31, 2023 13.11 (.01) 1.09 1.08 — (.75)
October 31, 2022 17.68 (.05) (3.26) (3.31) — (1.26)
October 31, 2021 12.80 (.10) 4.99 4.89 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —
(Ɵ)
(.53)
Class M
October 31, 2024 13.69 .13 4.58 4.71 (.12) (.51)
October 31, 2023 13.32 .14 1.12 1.26 (.14) (.75)
October 31, 2022 17.90 .11 (3.31) (3.20) (.12) (1.26)
October 31, 2021 12.88 .08 5.04 5.12 (.10) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
Class S
October 31, 2024 13.71 .11 4.59 4.70 (.10) (.51)
October 31, 2023 13.34 .12 1.12 1.24 (.12) (.75)
October 31, 2022 17.92 .10 (3.32) (3.22) (.10) (1.26)
October 31, 2021 12.90 .07 5.03 5.10 (.08) —
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
Class Y
October 31, 2024 13.69 .14 4.58 4.72 (.13) (.51)
October 31, 2023
(ƶ)
14.52
.
01 (
.
8 1 ) (
.
80) (
.
03) —

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 71
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)(ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(∆)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.58) 17.75 34.67 21,457 1.24 1.10 .43 51
(.84) 13.68 9.67 14,309 1.39 1.12 .63 57
(1.32) 13.31 (19.47) 11,144 1.26 1.00 .41 91
(.04) 17.88 39.21 12,928 1.25 .99 .15 38
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(.52) 17.36 33.69 6,499 2.00 1.85 (.31) 51
(.75) 13.44 8.80 4,938 2.14 1.87 (.10) 57
(1.26) 13.11 (20.06) 5,302 2.01 1.75 (.34) 91
(.01) 17.68 38.18 7,142 2.00 1.74 (.60) 38
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(.63) 17.77 35.16 636,086 1.00 .75 .79 51
(.89) 13.69 10.03 509,184 1.14 .77 1.00 57
(1.38) 13.32 (19.20) 525,351 1.01 .65 .76 91
(.10) 17.90 39.83 704,072 .99 .64 .50 38
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(.61) 17.80 35.05 2,422,271 1.00 .85 .70 51
(.87) 13.71 9.90 2,171,846 1.14 .87 .90 57
(1.36) 13.34 (19.27) 2,526,335 1.01 .75 .66 91
(.08) 17.92 39.62 3,565,540 .99 .74 .40 38
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(.64) 17.77 35.26 155,010 .80 .67 .87 51
(.03) 13.69 (5.50) 137,246 .94 .69 .59 57

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
72 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,316,807
Administrative fees 133,904
Distribution fees 8,674
Shareholder servicing fees 1,343
Transfer agent fees 425,972
Trustee fees 5,910
$ 1,892,610
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 59,377 $ 863,632 $ 813,886 $ 34 $ (1) $ 109,156 $ 4,627 $ —
U.S. Cash Collateral Fund 4,039 42,232 46,271 — — — 99 —
$ 63,416 $ 905,864 $ 860,157 $ 34 $ (1) $ 109,156 $ 4,726 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,239,129,790 $ 1,258,070,435 $ (73,790,232) $ 1,184,280,203 $ 26,736,189 $ 282,606,853
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 54,208,086 $ 66,752,693 $ — $ 26,833,766 $ 168,028,691 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.8%
Consumer Discretionary - 12.2%
Abercrombie & Fitch Co. Class A(Æ) 5,805 765
Academy Sports & Outdoors, Inc. 9,800 498
AerSale Corp.(Æ) 35,299 186
Amer Sports, Inc.(Æ) 20,947 374
American Axle & Manufacturing Holdings,
Inc.(Æ) 26,190 148
American Eagle Outfitters, Inc. 26,503 519
American Outdoor Brands, Inc.(Æ) 1,058 9
American Public Education, Inc.(Æ) 5,158 78
America's Car-Mart, Inc.(Æ) 29,259 1,142
Asbury Automotive Group, Inc.(Æ) 2,512 572
Atkore, Inc. 8,327 714
Atmus Filtration Technologies, Inc. 18,479 720
Axon Enterprise, Inc.(Æ) 3,572 1,513
Bath & Body Works, Inc.(Ð) 2,379 68
Beacon Roofing Supply, Inc.(Æ) 11,249 1,036
Beazer Homes USA, Inc.(Æ) 12,880 396
Blade Air Mobility, Inc.(Æ) 120,226 432
Bloomin' Brands, Inc. 194,214 3,222
BlueLinx Holdings, Inc.(Æ) 9,013 987
Boot Barn Holdings, Inc.(Æ) 25,628 3,192
BorgWarner, Inc. 35,370 1,189
Brinker International, Inc.(Æ) 17,129 1,759
Brunswick Corp. 11,976 955
Cadre Holdings, Inc. 29,457 1,024
Carriage Services, Inc. Class A 2,700 101
Cava Group, Inc.(Æ) 1,593 213
Cavco Industries, Inc.(Æ) 1,365 559
Celestica, Inc.(Æ) 4,569 313
Central Garden & Pet Co. Class A(Æ)(Û) 2,924 85
Century Communities, Inc. 4,760 422
Chegg, Inc.(Æ) 42,478 68
Clarus Corp. 572,798 2,411
Cooper-Standard Holdings, Inc.(Æ) 4,502 56
Coursera, Inc.(Æ) 16,119 112
CTS Corp. 7,558 374
Dana Holding Corp. 20,244 155
Dave & Buster's Entertainment, Inc.(Æ) 17,000 628
Denny's Corp.(Æ) 58,639 376
Douglas Dynamics, Inc. 50,076 1,134
Driven Brands Holdings, Inc.(Æ) 13,732 204
Duolingo, Inc.(Æ)(Ð)(Û) 4,949 1,450
El Pollo Loco Holdings, Inc.(Æ) 42,170 515
FirstCash Holdings, Inc. 8,343 863
Foot Locker, Inc.(Æ)(Û) 31,840 738
Forestar Group, Inc.(Æ) 7,081 224
Freshpet, Inc.(Æ) 4,442 589
Genesco, Inc.(Æ) 4,701 120
Genius Sports, Ltd.(Æ) 30,642 210
Gentherm, Inc.(Æ) 8,516 357
G-III Apparel Group, Ltd.(Æ) 28,552 865
Gildan Activewear, Inc. Class A 40,227 1,967
GMS, Inc.(Æ) 6,303 567
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 72,814 583
GoPro, Inc. Class A(Æ) 51,573 70
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Green Brick Partners, Inc.(Æ) 23,633 1,631
Group 1 Automotive, Inc. 1,450 528
Haverty Furniture Cos., Inc. 62,580 1,386
HealthStream, Inc.(Û) 1,935 57
Hilton Grand Vacations, Inc.(Æ) 8,043 297
Hims & Hers Health, Inc.(Æ) 37,644 709
International Game Technology PLC 74,851 1,521
iRobot Corp.(Æ) 11,858 104
Johnson Outdoors, Inc. Class A 38,126 1,206
KB Home 22,187 1,742
Kontoor Brands, Inc. 7,328 627
Kura Sushi USA, Inc. Class A(Æ) 33,930 3,387
Landsea Homes Corp.(Æ) 46,282 480
La-Z-Boy, Inc. 13,027 496
Lear Corp.(Û) 9,126 874
Legacy Education, Inc.(Æ) 93,561 495
Leonardo DRS, Inc.(Æ) 33,365 1,003
LGI Homes, Inc.(Æ) 5,981 607
Lincoln Educational Services Corp.(Æ) 32,781 435
M/I Homes, Inc.(Æ) 3,056 463
Madison Square Garden Entertainment
Corp.(Æ) 12,820 535
Magnite, Inc.(Æ) 46,337 578
Marine Products Corp. 76,978 724
MasterCraft Boat Holdings, Inc.(Æ) 5,432 94
Matthews International Corp. Class A 34,832 811
Meritage Homes Corp. 3,968 719
MGM Resorts International(Æ)(Û) 2,529 93
Motorcar Parts of America, Inc.(Æ) 64,936 342
Movado Group, Inc. 14,457 267
Newell Rubbermaid, Inc. 210,285 1,850
ODP Corp. (The)(Æ) 9,435 293
OneSpaWorld Holdings, Ltd. 311,297 5,451
Overstock.com, Inc.(Æ) 21,237 136
Papa John's International, Inc. 61,286 3,211
Perdoceo Education Corp. 22,927 512
PVH Corp.(Ð) 9,762 961
QuinStreet, Inc.(Æ) 60,208 1,264
Red Rock Resorts, Inc. Class A 5,010 258
Reservoir Media, Inc.(Æ) 112,856 940
REV Group, Inc. 7,041 187
Rush Street Interactive, Inc.(Æ) 96,823 1,048
Savers Value Village, Inc.(Æ) 49,388 505
Scholastic Corp. 5,385 134
Shake Shack, Inc. Class A(Æ) 9,440 1,149
SharkNinja, Inc.(Û) 13,164 1,214
Shoe Carnival, Inc. 14,887 510
Signet Jewelers, Ltd. 7,296 669
Sirius Xm Holdings, Inc. 10,564 282
Smith & Wesson Brands, Inc. 40,594 526
Sonic Automotive, Inc. Class A 7,888 447
Steven Madden, Ltd. 34,065 1,532
Stitch Fix, Inc. Class A(Æ) 99,471 314
Stride, Inc.(Æ) 24,714 2,305
Superior Uniform Group, Inc. 1,700 25
Sweetgreen Inc. Class A(Æ) 16,093 581
Taylor Morrison Home Corp. Class A(Æ) 5,596 383

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
74 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TechTarget, Inc.(Æ) 13,985 405
TEGNA, Inc. 44,842 737
Texas Roadhouse, Inc. Class A 14,172 2,709
Thor Industries, Inc.(Ð) 20,359 2,119
Tilly's, Inc. Class A(Æ) 3,134 13
Toll Brothers, Inc. 14,033 2,055
Tri Pointe Homes, Inc.(Æ) 30,466 1,232
TripAdvisor, Inc.(Æ) 17,808 286
Udemy, Inc.(Æ)(Ð) 10,668 84
Under Armour, Inc. Class C(Æ) 52,098 412
Universal Electronics, Inc.(Æ) 1,550 14
Urban Outfitters, Inc.(Æ) 9,821 353
VF Corp. 26,758 554
Victoria's Secret & Co.(Æ) 37,454 1,133
Visteon Corp.(Æ) 5,072 458
Wayfair, Inc. Class A(Æ) 7,092 304
Whirlpool Corp. 4,419 457
Wingstop, Inc.(Û) 3,661 1,053
Winnebago Industries, Inc. 24,244 1,359
Wolverine World Wide, Inc. 16,416 253
Wynn Resorts, Ltd.(Û) 11,524 1,107
Ziff Davis, Inc.(Æ) 12,004 555
Zillow Group, Inc. Class A(Æ)(Û) 6,429 373
Zumiez, Inc.(Æ) 6,904 142
104,892
Consumer Staples - 2.4%
Andersons, Inc. (The) 1,728 78
Beauty Health Co. (The)(Æ) 25,768 42
Boston Beer Co., Inc. Class A(Æ) 1,793 522
Calavo Growers, Inc. 82,766 2,200
Dole PLC 17,113 276
elf Beauty, Inc.(Æ) 5,306 558
Energizer Holdings, Inc. - GDR 10,715 375
Fresh Del Monte Produce, Inc. 3,063 98
Grocery Outlet Holding Corp.(Æ) 63,893 914
Helen of Troy, Ltd.(Æ) 5,302 337
Herbalife, Ltd.(Æ)(Û) 35,429 268
Honest Co., Inc. (The)(Æ) 19,000 71
Inter Parfums, Inc. 2,403 291
J&J Snack Foods Corp. 6,170 1,013
John B Sanfilippo & Son, Inc. 3,108 256
Medifast, Inc.(Æ) 3,186 59
Nomad Foods, Ltd. 77,619 1,362
Pilgrim's Pride Corp.(Æ)(Û) 12,305 596
Primo Water Corp. 71,230 1,868
Quanex Building Products Corp. 81,210 2,360
SpartanNash Co. 8,891 187
Sprouts Farmers Market, Inc.(Æ) 18,561 2,384
United Natural Foods, Inc.(Æ)(Ð) 9,982 203
USANA Health Sciences, Inc.(Æ)(Û) 2,264 84
Vita Coco Co., Inc. (The)(Æ) 45,737 1,354
Vital Farms, Inc.(Æ) 80,519 2,792
Weis Markets, Inc. 4,512 284
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WK Kellogg Co.(Ð) 12,356 206
21,038
Energy - 3.9%
Alpha Metallurgical Resources, Inc. 1,235 257
Antero Resources Corp.(Æ) 14,058 364
Aris Water Solutions, Inc. Class A 289,260 4,773
Atlas Energy Solutions, Inc. 34,698 679
Broadwind Energy, Inc.(Æ) 133,195 242
ChampionX Corp. 15,255 431
CVR Energy, Inc. 19,369 308
Delek US Holdings, Inc. 35,577 557
Hallador Energy Co.(Æ) 31,954 317
Helix Energy Solutions Group, Inc.(Æ) 25,714 238
Helmerich & Payne, Inc. 54,835 1,842
HF Sinclair Corp.(Û) 22,338 862
Kodiak Gas Services, Inc. 48,563 1,548
Liberty Energy, Inc. Class A 23,162 395
Matrix Service Co.(Æ) 63,357 712
Murphy Oil Corp. 13,817 435
Natural Gas Services Group, Inc.(Æ) 32,176 630
Newpark Resources, Inc.(Æ) 70,751 471
Noble Corp. PLC 7,895 252
NOV, Inc. 83,749 1,299
NOW, Inc.(Æ) 48,399 573
Oceaneering International, Inc.(Æ) 34,104 832
OPAL Fuels, Inc. Class A(Æ) 133,541 489
Patterson-UTI Energy, Inc. 192,941 1,480
PBF Energy, Inc. Class A(Ð)(Û) 28,810 822
ProPetro Holding Corp.(Æ) 99,817 690
Ramaco Resources, Inc. Class A 31,496 320
Ranger Energy Services, Inc. Class A 46,338 601
REX American Resources Corp.(Æ) 9,594 429
Select Water Solutions, Inc. Class A 178,369 1,891
Sitio Royalties Corp. Class A 67,491 1,504
SM Energy Co. 24,547 1,030
SunCoke Energy, Inc. 18,125 187
TechnipFMC PLC(Û) 59,518 1,589
TETRA Technologies, Inc.(Æ) 252,143 845
Transocean, Ltd.(Æ) 89,865 390
VAALCO Energy, Inc. 128,156 684
Vermilion Energy, Inc. 12,109 113
W&T Offshore, Inc. 529,809 1,129
Warrior Met Coal, Inc. 13,499 852
Weatherford International PLC(Û) 1,884 149
World Kinect Corp.(Ð) 17,671 462
33,673
Financial Services - 23.4%
1st Source Corp. 10,965 649
Acadia Realty Trust(ö) 52,659 1,290
AGNC Investment Corp.(ö) 71,786 668
Agree Realty Corp.(ö) 21,225 1,576
Air Lease Corp. Class A 24,994 1,108
Alliance Data Systems Corp. 23,243 1,159
Ally Financial, Inc.(Û) 38,025 1,333

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alpine Income Property Trust, Inc.(ö) 99,254 1,740
Americold Realty Trust, Inc.(ö) 36,167 929
Ameris Bancorp 10,748 666
Arbor Realty Trust, Inc.(ö) 55,009 811
Atlantic Union Bankshares Corp. 13,666 517
Axis Capital Holdings, Ltd. 7,362 576
Bancorp, Inc. (The)(Æ) 16,757 842
Bank of NT Butterfield & Son, Ltd. (The) 20,132 736
BankUnited, Inc. 3,327 118
Banner Corp. 10,501 672
BGC Group, Inc. Class A 134,515 1,260
Blackstone Mortgage Trust, Inc. Class A(ö) 15,439 281
BOK Financial Corp. 5,760 612
Bowhead Specialty Holdings, Inc.(Æ) 17,072 497
Brighthouse Financial, Inc.(Æ)(Ð) 13,931 659
Brixmor Property Group, Inc.(ö) 54,728 1,475
Broadstone Net Lease, Inc.(ö) 33,246 585
BRP Group, Inc. Class A(Æ) 23,537 1,089
Business First Bancshares, Inc. 105,548 2,764
Cadence Bank 45,320 1,515
Camden Property Trust(ö)(Û) 14,333 1,660
Capital Bancorp, Inc. 36,823 930
Capital City Bank Group, Inc. 32,830 1,149
Cathay General Bancorp 12,591 579
Centerspace(ö) 7,632 532
Central Pacific Financial Corp. 13,375 360
Chatham Lodging Trust(ö) 5,775 46
City Holding Co. 3,907 456
Clarivate PLC(Æ) 236,617 1,562
CNO Financial Group, Inc. 15,247 524
Columbia Banking System, Inc. 49,641 1,415
Comerica, Inc.(Ð) 23,933 1,525
Community Bank System, Inc. 13,400 819
Community Healthcare Trust, Inc.(ö) 88,858 1,667
Compass, Inc. Class A(Æ) 77,958 495
COPT Defense Properties(ö) 26,693 860
Corebridge Financial, Inc.(Û) 52,970 1,683
CTO Realty Growth, Inc.(ö) 116,282 2,250
Cullen/Frost Bankers, Inc. 25,559 3,255
Cushman & Wakefield PLC(Æ) 89,060 1,207
DiamondRock Hospitality Co.(ö) 82,344 706
Dime Community Bancshares, Inc. 27,998 842
Diversified Healthcare Trust(ö) 9,808 35
Donegal Group, Inc. Class A 823 12
Douglas Elliman, Inc.(Æ) 8,497 17
Easterly Government Properties, Inc.(ö) 211,802 2,872
Eastern Bankshares, Inc. 40,262 657
Employers Holdings, Inc. 626 30
Enact Holdings, Inc. 1,972 67
Enterprise Financial Services Corp. 9,688 511
Equity Commonwealth(Æ)(ö) 68,375 1,353
Esquire Financial Holdings, Inc. 20,454 1,362
Essent Group, Ltd. 20,927 1,256
Essential Properties Realty Trust, Inc.(ö) 14,757 468
Evercore, Inc. Class A 5,792 1,530
EZCORP, Inc. Class A(Æ) 83,772 963
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Federal Agricultural Mortgage Corp. Class
C 3,620 663
Fidelis Insurance Holdings, Ltd. 70,734 1,221
First American Financial Corp. 46,850 3,005
First BanCorp 61,731 1,190
First Commonwealth Financial Corp. 51,824 852
First Financial Corp. 13,352 574
First Foundation, Inc. 19,542 132
First Industrial Realty Trust, Inc.(ö) 22,179 1,164
First Internet Bancorp 2,936 103
First Interstate BancSystem, Inc. Class A 14,613 450
First Merchants Corp. 15,582 577
First Mid Bancshares, Inc. 40,143 1,531
Flagstar Financial, Inc. 63,764 645
Four Corners Property Trust, Inc.(ö) 22,104 609
FTAI Aviation, Ltd. 20,892 2,809
Fulton Financial Corp. 24,943 452
GCM Grosvenor, Inc. Class A 87,168 1,006
Genworth Financial, Inc. Class A(Æ) 158,093 1,066
German American Bancorp, Inc. 49,991 2,024
Getty Realty Corp.(ö) 37,340 1,172
Glacier Bancorp, Inc. 50,000 2,607
Guaranty Bancshares, Inc. 39,646 1,303
Hamilton Insurance Group Class B(Æ) 4,690 82
Hamilton Lane, Inc. Class A 3,030 544
Hancock Holding Co. 10,051 523
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 72,515 2,537
Hanover Insurance Group, Inc. (The) 14,264 2,116
Heritage Insurance Holdings, Inc.(Æ) 2,000 21
Hilltop Holdings, Inc. 15,663 480
Home BancShares, Inc. 74,785 2,041
Horace Mann Educators Corp. 76,672 2,855
Horizon Bancorp, Inc. 49,281 789
Howard Hughes Corp. (The)(Æ)(Ð) 9,270 705
Independence Realty Trust, Inc.(ö) 36,552 717
Independent Bank Corp. 64,733 2,997
Innovative Industrial Properties, Inc.(ö) 4,000 517
International Bancshares Corp. 9,376 574
International Money Express, Inc.(Æ) 28,492 501
InvenTrust Properties Corp.(ö) 9,577 282
Investar Holding Corp. 54,696 1,142
Jackson Financial, Inc. Class A 27,016 2,700
James River Group Holdings, Ltd. 12,851 80
John Wiley & Sons, Inc. Class A 9,541 470
Kearny Financial Corp. 6,535 46
Kemper Corp. 51,859 3,229
Legacy Housing Corp.(Æ) 5,977 148
Legalzoom.com, Inc.(Æ) 27,963 201
LendingClub Corp.(Æ) 86,184 1,222
LendingTree, Inc.(Æ) 6,235 356
Live Oak Bancshares, Inc. 13,179 523
Macerich Co. (The)(ö) 55,229 1,033
Marcus & Millichap, Inc. 70,569 2,670
McGrath RentCorp 3,557 404
Mercury General Corp. 425 29
Metropolitan Bank Holding Corp.(Æ) 36,075 1,930

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Moelis & Co. Class A 7,706 512
Mr. Cooper Group, Inc.(Æ) 5,515 488
National Bank Holdings Corp. Class A 78,169 3,514
NBT Bancorp, Inc. 59,914 2,665
NerdWallet, Inc. Class A(Æ) 14,577 214
NETSTREIT Corp.(ö) 297,737 4,615
Newmark Group, Inc. Class A 63,993 959
NMI Holdings, Inc. Class A(Æ) 37,923 1,467
Northeast Bank 20,666 1,836
OceanFirst Financial Corp. 24,142 439
OFG Bancorp 29,137 1,173
Old National Bancorp 37,573 724
Outfront Media, Inc.(ö) 51,274 911
Pacific Premier Bancorp, Inc. 23,524 600
Pagseguro Digital, Ltd. Class A(Æ) 41,933 337
Palomar Holdings, Inc.(Æ) 1,683 151
Park Hotels & Resorts, Inc.(Ð)(ö) 59,742 830
PennyMac Financial Services, Inc. 5,901 588
Perella Weinberg Partners 57,022 1,154
Piper Sandler Cos. 3,916 1,111
Plymouth Industrial REIT, Inc.(ö) 43,428 882
Popular, Inc. 20,760 1,852
PotlatchDeltic Corp.(ö) 61,677 2,564
PRA Group, Inc.(Æ) 14,706 296
Preferred Bank 6,609 558
Premier Financial Corp. 39,752 980
ProAssurance Corp.(Æ) 7,693 115
Prosperity Bancshares, Inc. 28,717 2,102
Radian Group, Inc. 16,551 578
RE/MAX Holdings, Inc. Class A(Æ) 80,886 990
Real Brokerage Inc. (The)(Æ) 68,820 376
Red River Bancshares, Inc. 7,728 404
Redfin Corp.(Æ) 49,372 512
Regency Centers Corp.(Ð)(ö) 6,314 451
Regional Management Corp. 576 17
Reinsurance Group of America, Inc. Class
A(Û) 9,912 2,092
Renasant Corp. 47,194 1,610
RLI Corp.(Ð) 4,613 719
RMR Group, Inc. (The) Class A 15,476 373
Robinhood Markets, Inc. Class A(Æ) 61,216 1,438
Ryman Hospitality Properties, Inc.(ö) 6,238 668
Safety Insurance Group, Inc. 5,994 469
Seacoast Banking Corp. of Florida 79,430 2,121
Selective Insurance Group, Inc. 7,258 659
ServisFirst Bancshares, Inc. 17,792 1,479
Simmons First National Corp. Class A 19,113 443
Skyward Specialty Insurance Group, Inc.
(Æ) 20,851 922
SLM Corp. 49,060 1,081
SmartFinancial, Inc. 71,369 2,367
South Plains Financial, Inc. 41,722 1,406
SouthState Corp. 5,474 534
Stewart Information Services Corp. 5,750 396
Stock Yards Bancorp, Inc. 37,939 2,446
StoneX Group, Inc.(Æ) 1,218 110
Sunstone Hotel Investors, Inc.(ö) 10,289 104
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Terreno Realty Corp.(ö) 16,334 979
Texas Capital Bancshares, Inc.(Æ) 6,642 511
Tiptree, Inc. Class A 42,634 870
Towne Bank 57,278 1,863
TPG, Inc.(Û) 2,806 190
TriCo Bancshares 42,088 1,798
Triumph Financial, Inc.(Æ) 39,777 3,515
UL Solutions, Inc. Class A 5,646 293
UMB Financial Corp. 5,533 607
UMH Properties, Inc.(ö) 61,757 1,152
United Bankshares, Inc. 13,481 508
United Community Banks, Inc. 18,585 529
United Fire Group, Inc. 1,426 28
Universal Insurance Holdings, Inc. 7,977 159
Unum Group(Û) 22,272 1,429
Valley National Bancorp 56,985 540
Vestis Corp. 23,435 317
Walker & Dunlop, Inc. 5,218 571
Webster Financial Corp. 16,005 829
Westwood Holdings Group, Inc. 129,447 2,022
William Penn Bancorp 95,878 1,221
Xenia Hotels & Resorts, Inc.(ö) 24,682 350
Zions Bancorp NA 14,804 771
200,855
Health Care - 18.8%
89Bio, Inc.(Æ) 16,272 127
Acadia Pharmaceuticals, Inc.(Æ) 22,418 327
ACELYRIN, Inc.(Æ) 22,818 130
Adaptive Biotechnologies Corp.(Æ) 29,662 144
ADMA Biologics, Inc.(Æ) 104,173 1,699
Akebia Therapeutics, Inc.(Æ) 60,796 101
Alector, Inc.(Æ) 21,222 104
AngioDynamics, Inc.(Æ) 7,801 52
ANI Pharmaceuticals, Inc.(Æ) 73,677 4,218
Applied Therapeutics, Inc.(Æ) 37,657 333
Arcellx, Inc.(Æ) 74,287 6,260
Arcus Biosciences, Inc.(Æ) 3,950 60
Argenx SE - ADR(Æ) 11,059 6,484
Arrowhead Pharmaceuticals, Inc.(Æ) 72,259 1,390
ARS Pharmaceuticals, Inc.(Æ) 10,505 155
Artivion, Inc.(Æ) 7,759 204
AtriCure, Inc.(Æ) 23,744 788
Avid Bioservices, Inc.(Æ) 50,287 501
Beam Therapeutics, Inc.(Æ) 57,081 1,251
Biohaven, Ltd.(Æ) 37,195 1,851
BioLife Solutions, Inc.(Æ) 130,630 3,057
Blueprint Medicines Corp.(Æ) 19,557 1,711
BrightSpring Health Services, Inc.(Æ) 82,926 1,241
CareDx, Inc.(Æ) 85,016 1,881
Castle Biosciences, Inc.(Æ) 8,522 295
Catalyst Pharmaceuticals, Inc.(Æ) 27,174 592
Chemed Corp. 2,508 1,355
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
CONMED Corp. 9,473 646
Contra Inhibrx, Inc.(Æ)(Š) 21,895 14
Corcept Therapeutics, Inc.(Æ) 23,345 1,143

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CorVel Corp.(Æ) 1,644 490
Crinetics Pharmaceuticals, Inc.(Æ) 10,589 593
Cytek Biosciences, Inc.(Æ) 8,556 42
Cytokinetics, Inc.(Æ) 17,622 899
CytomX Therapeutics, Inc.(Æ) 10,440 10
Dyne Therapeutics, Inc.(Æ) 29,728 858
Edgewise Therapeutics, Inc.(Æ) 8,957 301
Editas Medicine, Inc.(Æ) 17,857 52
Embecta Corp.(Û) 4,395 62
Enanta Pharmaceuticals, Inc.(Æ) 6,299 71
Enovis Corp. Class W(Æ) 40,120 1,656
Ensign Group, Inc. (The) 4,201 651
Entrada Therapeutics, Inc.(Æ) 1,000 17
Exelixis, Inc.(Æ) 55,161 1,831
Fortrea Holdings, Inc.(Æ)(Ð) 17,139 288
GeneDx Holdings Corp.(Æ) 23,971 1,958
Geron Corp.(Æ) 633,061 2,602
Ginkgo Bioworks Holdings, Inc.(Æ)(Ð) 2,877 22
Glaukos Corp.(Æ) 5,015 663
Guardant Health, Inc.(Æ) 16,039 351
Haemonetics Corp.(Æ) 6,124 436
Halozyme Therapeutics, Inc.(Æ) 11,149 564
Harrow Health, Inc.(Æ) 8,686 391
Health Catalyst, Inc.(Æ) 5,938 46
HealthEquity, Inc.(Æ) 19,556 1,667
Immunovant, Inc.(Æ) 61,957 1,813
Inari Medical, Inc.(Æ) 9,040 437
InfuSystem Holdings, Inc.(Æ) 217,220 1,345
Inmode, Ltd.(Æ) 25,641 438
Innoviva, Inc.(Æ) 78,037 1,526
Inogen, Inc.(Æ) 4,198 37
Insmed, Inc.(Æ) 18,208 1,225
Integer Holdings Corp.(Æ) 2,637 328
Integra LifeSciences Holdings Corp.(Æ) 20,730 389
Intellia Therapeutics, Inc.(Æ) 41,513 590
Intra-Cellular Therapies, Inc. Class A(Æ) 5,432 460
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 24,189 929
iRadimed Corp.(Û) 72,985 3,596
iRhythm Technologies, Inc.(Æ) 9,862 714
Ironwood Pharmaceuticals, Inc. Class A(Æ) 46,221 183
iTeos Therapeutics, Inc.(Æ) 5,450 46
Jasper Therapeutics, Inc.(Æ) 66,856 1,416
Joint Corp. (The)(Æ) 25,985 287
KalVista Pharmaceuticals, Inc.(Æ) 33,234 341
Keros Therapeutics, Inc.(Æ) 23,407 1,359
Kura Oncology, Inc.(Æ) 58,531 979
Kymera Therapeutics, Inc.(Æ) 12,215 564
Lantheus Holdings, Inc.(Æ) 5,660 622
Legend Biotech Corp. - ADR(Æ) 87,004 3,917
LeMaitre Vascular, Inc. 76,567 6,768
Ligand Pharmaceuticals, Inc. Class B(Æ) 30,529 3,227
MannKind Corp.(Æ) 115,345 815
Masimo Corp.(Æ) 2,444 352
Medpace Holdings, Inc.(Æ) 3,393 1,066
MeiraGTx Holdings PLC(Æ) 50,878 282
Merit Medical Systems, Inc.(Æ) 10,244 1,011
Moonlake Immunotherapeutics(Æ) 13,648 633
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Natera, Inc.(Æ) 4,169 504
National HealthCare Corp. 5,460 633
Nektar Therapeutics(Æ) 19,218 23
Neurocrine Biosciences, Inc.(Æ) 18,118 2,179
Nevro Corp.(Æ)(Ð) 7,329 40
Omnicell, Inc.(Æ) 31,283 1,522
Option Care Health, Inc.(Æ) 61,374 1,414
OraSure Technologies, Inc.(Æ) 5,114 21
Organon & Co. 127,157 2,388
Orthofix Medical, Inc.(Æ) 56,876 921
Oscar Health, Inc. Class A(Æ) 25,418 427
Owens & Minor, Inc.(Æ) 38,164 485
Patterson Cos., Inc. 27,859 585
Pediatrix Medical Group, Inc.(Æ) 54,859 676
Pennpant Group, Inc. (The)(Æ) 43,373 1,387
Penumbra, Inc.(Æ) 1,101 252
Perrigo Co. PLC 104,333 2,674
Personalis, Inc.(Æ) 4,906 25
Phibro Animal Health Corp. Class A 2,960 68
Phreesia, Inc.(Æ) 30,650 561
Poseida Therapeutics, Inc.(Æ) 7,700 18
Prestige Brands Holdings, Inc.(Æ) 7,173 529
Prothena Corp. PLC(Æ) 7,105 121
PTC Therapeutics, Inc.(Æ) 21,799 870
Pulmonx Corp.(Æ)(Ð) 12,045 75
Quipt Home Medical Corp.(Æ) 302,546 793
Radius Health, Inc.(Æ)(Š) 85,858 7
RadNet, Inc.(Æ) 27,874 1,813
Recursion Pharmaceuticals, Inc. Class A(Æ) 44,103 279
REGENXBIO, Inc.(Æ)(Ð) 3,172 27
Repligen Corp.(Æ) 10,423 1,399
Replimune Group, Inc.(Æ) 11,867 140
Rigel Pharmaceuticals, Inc.(Æ) 3,354 46
Rocket Pharmaceuticals, Inc.(Æ) 212,384 3,536
RxSight, Inc.(Æ) 13,513 685
Sage Therapeutics, Inc.(Æ) 28,638 174
Sangamo BioSciences, Inc.(Æ) 1,775 3
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 11,222 1,414
Schrodinger, Inc.(Æ) 58,239 1,025
Select Medical Holdings Corp. 18,324 588
Semler Scientific, Inc.(Æ) 1,730 51
Solventum Corp.(Æ)(Û) 1,867 135
SpringWorks Therapeutics, Inc.(Æ) 36,626 1,104
STAAR Surgical Co.(Æ) 9,319 270
Structure Therapeutics, Inc. - ADR(Æ) 7,360 303
Summit Therapeutics, Inc.(Æ) 11,342 211
Supernus Pharmaceuticals, Inc.(Æ) 24,899 848
Surmodics, Inc.(Æ) 15,327 575
Sutro Biopharma, Inc.(Æ) 20,950 68
Tandem Diabetes Care, Inc.(Æ)(Û) 49,656 1,558
Teleflex, Inc. 3,979 800
Tenet Healthcare Corp.(Æ) 13,250 2,054
Terns Pharmaceuticals, Inc.(Æ) 181,852 1,247
Theravance Biopharma, Inc.(Æ) 6,545 54
Travere Therapeutics, Inc.(Æ) 44,909 786
UFP Technologies, Inc.(Æ) 15,584 4,161
Ultragenyx Pharmaceutical, Inc.(Æ) 25,620 1,306

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Therapeutics Corp.(Æ) 5,919 2,213
Utah Medical Products, Inc. 24,097 1,527
Vanda Pharmaceuticals, Inc.(Æ) 16,193 75
Varex Imaging Corp.(Æ)(Û) 34,739 456
Vaxcyte, Inc.(Æ) 30,999 3,297
Vera Therapeutics, Inc.(Æ) 4,008 162
Verve Therapeutics, Inc.(Æ) 24,766 142
Viemed Healthcare, Inc.(Æ) 61,882 529
Viking Therapeutics, Inc.(Æ) 87,087 6,317
Vir Biotechnology, Inc.(Æ) 3,434 26
Viridian Therapeutics, Inc.(Æ) 103,041 2,223
Xencor, Inc.(Æ) 62,219 1,307
Xenon Pharmaceuticals, Inc.(Æ) 55,714 2,290
Zai Lab, Ltd. - ADR(Æ) 58,376 1,764
Zimvie, Inc.(Æ) 33,748 465
Zymeworks, Inc.(Æ) 16,208 222
161,254
Materials and Processing - 8.0%
AAON, Inc. 16,397 1,873
Acuity Brands, Inc. 5,636 1,695
AdvanSix, Inc. 88,947 2,523
Alcoa Corp. 18,026 723
Algoma Steel Group, Inc. 134,795 1,395
American Vanguard Corp. 7,136 37
Arcadium Lithium PLC(Æ) 114,176 615
Ardagh Metal Packaging SA 45,754 168
Ashland, Inc. 30,328 2,565
Avient Corp. 36,338 1,694
AZEK Co., Inc. (The)(Æ) 32,394 1,425
Balchem Corp. 2,164 362
Boise Cascade Co. 8,940 1,189
BrightView Holdings, Inc.(Æ) 32,776 537
Cabot Corp. 5,064 546
Capstone Copper Corp.(Æ) 93,412 646
Carpenter Technology Corp. 8,598 1,285
Century Aluminum Co.(Æ) 8,593 152
Codexis, Inc.(Æ) 18,881 59
Coeur Mining, Inc.(Æ) 54,253 349
Commercial Metals Co. 32,793 1,764
Constellium SE(Æ) 77,345 859
Crown Holdings, Inc.(Û) 18,812 1,760
Eagle Materials, Inc. 1,913 546
ERO Copper Corp.(Æ) 39,647 727
Fabrinet(Æ) 5,237 1,262
Ferroglobe PLC 199,512 836
Greif, Inc. Class A 10,650 665
HB Fuller Co. 5,234 383
Hecla Mining Co. 63,636 413
Hudson Technologies, Inc.(Æ) 32,952 253
Huntsman Corp.(Û) 133,054 2,927
Installed Building Products, Inc. 2,228 483
Insteel Industries, Inc. 16,491 445
JELD-WEN Holding, Inc.(Æ) 50,495 715
Karat Packaging, Inc. 44,145 1,179
Knife River Corp.(Æ) 9,908 964
Koppers Holdings, Inc. 4,359 148
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kronos Worldwide, Inc. 51,465 594
Lennox International, Inc.(Ð)(Û) 1,985 1,196
Lithium Americas Argentina Corp.(Æ) 112,840 393
Louisiana-Pacific Corp. 17,451 1,726
Masterbrand, Inc.(Æ) 43,851 788
Mativ Holdings, Inc. 98,499 1,522
Minerals Technologies, Inc. 8,041 605
Modine Manufacturing Co.(Æ) 6,105 719
MRC Global, Inc.(Æ) 63,061 773
Myers Industries, Inc. 95,314 1,123
Northwest Pipe Co.(Æ) 16,338 733
O-I Glass, Inc.(Æ) 25,912 288
Olympic Steel, Inc. 13,583 487
Origin Materials, Inc.(Æ) 5,799 8
Orion SA 14,538 218
Quaker Chemical Corp. 10,835 1,642
Ranpak Holdings Corp.(Æ) 117,313 713
Rayonier Advanced Materials, Inc.(Æ) 179,787 1,431
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 3,724 374
Rush Enterprises, Inc. Class A 10,101 572
ScanSource, Inc.(Æ) 1,035 44
Schnitzer Steel Industries, Inc. Class A(Ð) 85,298 1,381
Silgan Holdings, Inc. 15,225 788
Simpson Manufacturing Co., Inc. 4,630 832
Sonoco Products Co. 24,922 1,309
SPX Technologies, Inc.(Æ) 5,064 727
Stelco Holdings, Inc. 15,409 754
Stepan Co. 47,791 3,457
Summit Materials, Inc. Class A(Æ) 16,737 794
Sylvamo Corp. 4,601 391
Taseko Mines, Ltd.(Æ) 313,528 699
Tecnoglass, Inc. 5,668 389
TimkenSteel Corp.(Æ) 58,744 828
Trex Co., Inc.(Æ)(Ð) 16,939 1,200
Tronox Holdings PLC Class A 57,536 697
Unifi, Inc.(Æ) 1,581 10
United States Lime & Minerals, Inc. 3,880 438
VSE Corp. 11,412 1,171
Worthington Industries, Inc. 8,832 338
Worthington Steel, Inc. 14,136 541
68,908
Producer Durables - 15.4%
ABM Industries, Inc. 23,702 1,258
ADT, Inc. 120,497 868
AECOM(Û) 17,029 1,819
AGCO Corp. 19,293 1,926
Alight, Inc. Class A 57,755 400
Allied Motion Technologies, Inc. 18,914 327
Allison Transmission Holdings, Inc. Class A 7,510 803
AMN Healthcare Services, Inc.(Æ) 13,436 510
Applied Industrial Technologies, Inc. 2,381 551
ArcBest Corp. 15,583 1,623
Arcosa, Inc. 17,482 1,637
Ardmore Shipping Corp. 112,986 1,594
Argan, Inc. 14,338 1,893

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ASGN, Inc.(Æ) 5,058 466
Astec Industries, Inc.(Ð) 48,446 1,540
Babcock & Wilcox Enterprises(Æ) 379,751 873
Barnes Group, Inc. 52,750 2,467
Barrett Business Services, Inc. 5,433 197
Bloom Energy Corp. Class A(Æ) 11,303 109
Blue Bird Corp.(Æ) 17,480 736
Bowlero Corp. Class A 33,414 346
Bowman Consulting Group, Ltd.(Æ) 23,862 484
Brink's Co. (The) 5,513 567
Casella Waste Systems, Inc. Class A(Æ) 17,977 1,760
CECO Environmental Corp.(Æ) 24,111 574
Chart Industries, Inc.(Æ) 2,230 269
CompoSecure, Inc. Class A 32,122 485
Construction Partners, Inc. Class A(Æ) 5,838 460
Covenant Logistics Group, Inc. Class A 18,566 939
CRA International, Inc. 764 139
Cross Country Healthcare, Inc.(Æ) 40,895 467
Deluxe Corp. 142,795 2,679
DHT Holdings, Inc. 68,288 705
Dycom Industries, Inc.(Æ) 2,910 507
Embraer SA - ADR(Æ) 12,880 432
EnerSys 28,098 2,722
Ennis, Inc. 17,020 347
Enviri Corp.(Æ)(Ð) 5,290 41
Esab Corp. 4,186 515
EVERTEC, Inc. 12,633 414
ExlService Holdings, Inc.(Æ) 16,349 681
Exponent, Inc. 5,910 558
FARO Technologies, Inc.(Æ) 5,690 100
Federal Signal Corp. 20,312 1,657
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 35,587 1,873
Fluor Corp.(Æ) 54,693 2,859
Franklin Electric Co., Inc. 4,823 462
GEO Group, Inc. (The)(Æ) 40,636 617
Golden Ocean Group, Ltd. 19,177 206
Graco, Inc.(Ð)(Û) 3,255 265
Green Dot Corp. Class A(Æ) 19,262 219
Heartland Express, Inc. 29,201 316
Heidrick & Struggles International, Inc. 5,752 225
Herc Holdings, Inc. Class W 7,731 1,617
HNI Corp. 13,181 650
Hub Group, Inc. Class A 10,866 471
Hyster-Yale Materials Handling, Inc. 2,984 189
I3 Verticals, Inc. Class A(Æ) 170,612 3,922
ICF International, Inc. 5,324 898
Insperity, Inc.(Ð) 7,060 556
Integrated Electrical Services, Inc.(Æ) 6,036 1,320
International Seaways, Inc. 8,602 375
Kelly Services, Inc. Class A 8,371 167
Kennametal, Inc. 16,897 428
Knight-Swift Transportation Holdings, Inc. 16,696 870
Korn & Ferry International 8,994 635
Landstar System, Inc.(Û) 6,759 1,188
Limbach Holdings, Inc.(Æ) 11,635 884
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lindsay Corp. 9,869 1,181
Loar Holdings, Inc.(Æ) 4,278 369
Mama's Creations, Inc.(Æ) 140,547 1,047
Manitowoc Co., Inc. (The)(Æ) 6,309 59
ManpowerGroup, Inc. 10,996 691
Marathon Digital Holdings, Inc.(Æ) 24,970 419
Marten Transport, Ltd. 196,471 3,041
MasTec, Inc.(Æ) 15,326 1,883
Matson, Inc. 4,234 656
Mayville Engineering Co., Inc.(Æ) 1,968 40
Mesa Laboratories, Inc. 33,838 3,859
MillerKnoll, Inc. 51,897 1,160
Mirion Technologies, Inc.(Æ) 20,234 299
Mitek Systems, Inc.(Æ) 213,723 1,836
Moneylion, Inc.(Æ) 4,869 209
Moog, Inc. Class A 4,119 777
MSA Safety, Inc. 6,614 1,098
Mueller Industries, Inc. 17,222 1,412
MYR Group, Inc.(Æ) 4,828 632
National CineMedia, Inc.(Æ) 54,493 392
NEXTracker, Inc. Class A(Æ) 6,514 259
Orion Group Holdings, Inc.(Æ) 206,250 1,260
Paylocity Holding Corp.(Æ) 7,159 1,321
Payoneer Global, Inc.(Æ)(Ð) 73,532 634
Paysafe, Ltd.(Æ) 9,944 211
Phinia, Inc. 11,016 513
Powell Industries, Inc.(Ð) 2,428 619
PROG Holdings, Inc. 31,008 1,354
Proto Labs, Inc.(Æ) 9,580 262
Radiant Logistics, Inc.(Æ) 136,545 908
Repay Holdings Corp.(Æ) 316,965 2,521
Resources Connection, Inc. 255,714 2,058
Riot Blockchain, Inc.(Æ) 65,283 603
Robert Half, Inc. 38,590 2,628
RXO, Inc.(Æ)(Û) 35,328 996
Ryder System, Inc.(Û) 7,206 1,054
Ryerson Holding Corp. 29,588 645
Saia, Inc.(Æ)(Û) 4,832 2,361
Schneider National, Inc. Class B(Ð)(Û) 56,582 1,600
Scorpio Tankers, Inc. 26,663 1,554
Scotts Miracle-Gro Co. (The) Class A 6,713 584
Sezzle, Inc.(Æ) 1,754 377
SHYFT Group, Inc. (The) 11,956 154
Skyline Champion Corp.(Æ) 31,252 2,757
Sleep Number Corp.(Æ) 9,414 129
Star Bulk Carriers Corp. 83,967 1,605
Steelcase, Inc. Class A 20,954 252
Stericycle, Inc.(Æ) 9,894 608
Sterling Infrastructure, Inc.(Æ) 16,101 2,487
StoneCo, Ltd. Class A(Æ) 56,232 624
Stoneridge, Inc.(Æ) 121,210 847
Sun Country Airlines Holdings, Inc.(Æ) 71,169 1,000
Teekay Tankers, Ltd. Class A 30,846 1,471
Terex Corp. 8,266 427
Tetra Tech, Inc. 5,880 287
Thermon Group Holdings, Inc.(Æ) 21,468 563
Tidewater, Inc.(Æ) 6,582 395

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TopBuild Corp.(Æ) 2,100 742
TreeHouse Foods, Inc.(Æ) 6,117 223
TriNet Group, Inc. 7,874 668
TrueBlue, Inc.(Æ) 8,458 63
Tutor Perini Corp.(Æ) 31,066 805
UFP Industries, Inc. 6,663 815
UniFirst Corp. 2,379 428
Universal Truckload Services, Inc. 10,426 438
V2X, Inc.(Æ) 23,872 1,471
Watts Water Technologies, Inc. Class A 2,830 539
Werner Enterprises, Inc. 66,603 2,457
WESCO International, Inc. 7,194 1,381
Willdan Group, Inc.(Æ) 10,755 509
WillScot Mobile Mini Holdings Corp.(Æ) 39,847 1,321
Xerox Holdings Corp. 32,430 265
XPO, Inc.(Æ) 1,756 229
ZipRecruiter, Inc. Class A(Æ) 29,087 270
132,269
Technology - 12.2%
8x8, Inc.(Æ) 333,670 744
A10 Networks, Inc. 273,944 4,013
ACI Worldwide, Inc.(Æ) 19,993 984
ACM Research, Inc. Class A(Æ) 43,205 812
Agilysys, Inc.(Æ) 4,663 467
Akamai Technologies, Inc.(Æ) 7,931 290
Alpha & Omega Semiconductor, Ltd.(Æ) 14,960 494
Altair Engineering, Inc. Class A(Æ) 6,801 707
Ambarella, Inc.(Æ) 7,877 443
American Software, Inc. Class A 175,286 1,849
Amkor Technology, Inc.(Û) 14,767 376
Appfolio, Inc. Class A(Æ) 5,499 1,143
AvePoint, Inc.(Æ) 79,498 965
AvidXchange Holdings, Inc.(Æ) 51,895 428
Axcelis Technologies, Inc.(Æ) 4,461 381
Bandwidth, Inc. Class A(Æ)(Ð) 7,029 137
BigCommerce Holdings, Inc.(Æ)(Ð) 23,323 122
BlackBerry, Ltd.(Æ) 205,723 465
Blend Labs, Inc. Class A(Æ) 109,284 397
Box, Inc. Class A(Æ)(Ð) 41,979 1,333
Calix, Inc.(Æ) 20,616 729
Cargurus, Inc.(Æ) 20,172 626
Cars.com, Inc.(Æ) 48,051 768
Cellebrite Di, Ltd.(Æ) 24,556 446
Cirrus Logic, Inc.(Æ)(Ð)(Û) 12,982 1,426
Coherent Corp.(Æ) 5,342 494
Cohu, Inc.(Æ) 16,776 418
CommScope Holding Co., Inc.(Æ) 20,717 139
CommVault Systems, Inc.(Æ) 6,365 994
Concentrix Corp. 20,279 862
Conduent, Inc.(Æ) 22,213 80
Confluent, Inc. Class A(Æ)(Ð) 49,422 1,293
Consensus Cloud Solutions, Inc. Class
W(Æ) 23,319 517
Corsair Gaming, Inc.(Æ)(Ð) 10,000 64
Couchbase, Inc.(Æ) 7,466 120
Crane NXT Co. 5,910 321
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Credo Technology Group Holding, Ltd.(Æ) 11,344 428
CSG Systems International, Inc. 7,484 349
CyberArk Software, Ltd.(Æ) 2,274 629
Daktronics, Inc.(Æ) 60,853 793
Descartes Systems Group, Inc. (The)(Æ) 6,700 696
Despegar.com Corp.(Æ) 10,450 151
DigitalBridge Group, Inc. 35,622 559
DigitalOcean Holdings, Inc.(Æ)(Ð) 16,109 638
Diodes, Inc.(Æ) 7,868 460
Domo, Inc. Class B(Æ)(Ð) 9,861 78
DoubleVerify Holdings, Inc.(Æ) 31,532 538
Dropbox, Inc. Class A(Æ)(Ð) 48,974 1,266
DXC Technology Co.(Æ) 45,688 907
E2open Parent Holdings, Inc.(Æ)(Ð) 8,600 25
EPAM Systems, Inc.(Æ) 490 92
ePlus, Inc.(Æ) 8,022 714
Eventbrite, Inc. Class A(Æ)(Ð) 30,651 98
EverQuote, Inc. Class A(Æ) 13,503 243
Extreme Networks, Inc.(Æ) 24,966 373
Fastly, Inc. Class A(Æ)(Ð) 19,062 138
FormFactor, Inc.(Æ) 12,563 477
Gitlab, Inc. Class A(Æ) 14,193 763
Guidewire Software, Inc.(Æ)(Ð)(Û) 23,613 4,398
IDT Corp. Class B 13,714 644
Immersion Corp. 47,462 400
Insight Enterprises, Inc.(Æ) 2,397 419
Integral Ad Science Holding LLC(Æ) 28,855 342
Ituran Location and Control, Ltd. 16,324 436
Jabil Circuit, Inc.(Û) 13,783 1,697
Kaltura, Inc.(Æ) 817,376 1,038
KBR, Inc. 36,530 2,448
Kulicke & Soffa Industries, Inc. 9,546 428
Kyndryl Holdings, Inc.(Æ) 58,676 1,343
Lumentum Holdings, Inc. Class E(Æ) 4,056 259
Lyft, Inc. Class A(Æ) 79,063 1,025
Maplebear, Inc.(Æ)(Û) 29,202 1,288
MaxLinear, Inc. Class A(Æ)(Û) 28,995 376
MediaAlpha, Inc. Class A(Æ) 2,533 43
MeridianLink, Inc.(Æ)(Ð) 4,790 105
NAPCO Security Technologies, Inc. 6,622 255
nCino, Inc.(Æ) 12,031 449
NCR Atleos Corp.(Æ) 10,610 278
NCR Voyix Corp.(Æ) 24,554 315
NETGEAR, Inc.(Æ) 8,463 186
Nextdoor Holdings, Inc.(Æ) 15,261 37
Novanta, Inc.(Æ) 3,697 629
Nutanix, Inc. Class A(Æ) 33,465 2,078
NVE Corp. 28,440 2,144
Olo, Inc. Class A(Æ) 23,545 118
ON24, Inc.(Æ) 100,710 609
Onto Innovation, Inc.(Æ) 1,303 258
Ooma, Inc.(Æ) 70,990 849
Opendoor Technologies, Inc.(Æ)(Ð) 23,251 41
Outbrain, Inc.(Æ) 1,701 7
Parsons Corp.(Æ) 1,343 145
Paycom Software, Inc.(Ð) 672 140
PDF Solutions, Inc.(Æ) 106,254 3,009

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pegasystems, Inc. 41,504 3,297
Photronics, Inc.(Æ) 23,300 531
Planet Labs PBC(Æ)(Ð) 7,130 16
PlayAGS, Inc.(Æ) 109,149 1,269
Playtika Holding Corp. 26,293 206
Power Integrations, Inc. 7,171 433
Powerfleet, Inc.(Æ) 113,594 571
Procore Technologies, Inc.(Æ) 17,932 1,177
Progress Software Corp. 6,561 421
PROS Holdings, Inc.(Æ) 21,797 432
PubMatic, Inc. Class A(Æ) 13,766 202
Pure Storage, Inc. Class A(Æ)(Û) 9,548 478
Qualys, Inc.(Æ) 3,897 465
Rackspace Technology, Inc.(Æ) 7,800 19
Radcom, Ltd.(Æ) 38,131 402
Rambus, Inc.(Æ) 12,450 595
Ribbon Communications, Inc.(Æ) 14,130 50
RingCentral, Inc. Class A(Æ)(Ð) 19,921 717
Roku, Inc.(Æ)(Ð) 13,458 862
Sanmina Corp.(Æ) 8,418 590
Sapiens International Corp. NV 8,943 330
SEMrush Holdings, Inc. Class A(Æ) 2,600 34
Semtech Corp.(Æ) 11,459 506
SentinelOne, Inc. Class A(Æ) 68,028 1,754
Silicon Laboratories, Inc.(Æ) 8,841 918
Silicon Motion Technology Corp. - ADR 10,311 555
Silvaco Group, Inc.(Æ) 37,919 237
SimilarWeb, Ltd.(Æ) 32,437 283
Simulations Plus, Inc. 95,685 2,605
SiTime Corp.(Æ) 1,642 278
SMART Global Holdings, Inc.(Æ)(Ð) 44,060 663
Sonos, Inc.(Æ) 55,720 698
Sprout Social, Inc. Class A(Æ) 7,640 202
SPS Commerce, Inc.(Æ) 3,715 613
Synaptics, Inc.(Æ) 6,140 422
Telos Corp.(Æ) 9,465 33
Teradata Corp.(Æ) 38,147 1,230
Tower Semiconductor, Ltd.(Æ) 29,119 1,222
TrueCar, Inc.(Æ) 256,618 1,003
TTM Technologies, Inc.(Æ) 28,655 643
Twilio, Inc. Class A(Æ) 1,175 95
UiPath, Inc. Class A(Æ) 65,198 806
Unisys Corp.(Æ) 17,448 121
Upland Software, Inc.(Æ) 763 2
Varonis Systems, Inc.(Æ) 21,379 1,077
Verint Systems, Inc.(Æ) 29,146 621
Vimeo, Inc.(Æ) 302,667 1,444
Vishay Intertechnology, Inc. 104,858 1,778
Vivid Seats, Inc. Class A(Æ) 66,227 270
VTEX Class A(Æ) 118,176 799
Weave Communications, Inc.(Æ) 6,152 86
Wix.com, Ltd.(Æ) 2,939 491
Workiva, Inc.(Æ) 31,093 2,480
Xperi, Inc.(Æ) 12,421 113
Yelp, Inc. Class A(Æ) 11,570 395
Yext, Inc.(Æ)(Ð) 28,620 207
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zeta Global Holdings Corp. Class A(Æ) 83,332 2,307
104,552
Utilities - 3.5%
ALLETE, Inc. 15,798 1,010
Artesian Resources Corp. Class A 45,700 1,532
Avista Corp. 10,278 385
BKV Corp.(Æ) 20,745 374
California Resources Corp. 8,747 455
Chesapeake Utilities Corp. 4,137 496
CNX Resources Corp.(Æ) 17,784 605
Evolution Petroleum Corp. 307,616 1,584
Excelerate Energy, Inc. Class A 163,491 3,904
Genie Energy, Ltd. Class B 19,031 299
Golar LNG, Ltd. 16,445 596
Gulfport Energy Corp.(Æ) 5,564 770
IDACORP, Inc. 13,734 1,421
Kosmos Energy, Ltd.(Æ) 159,755 601
Magnolia Oil & Gas Corp. Class A 64,002 1,618
New Jersey Resources Corp. 8,942 410
Northern Oil and Gas, Inc. 9,338 339
NorthWestern Corp. 7,771 416
NRG Energy, Inc.(Û) 23,518 2,126
ONE Gas, Inc. 6,748 481
Permian Resources Corp. 111,312 1,517
Portland General Electric Co. 30,752 1,458
RGC Resources, Inc. 18,384 376
SandRidge Energy, Inc. 38,414 426
Saturn Oil & Gas, Inc.(Æ) 456,984 725
Southwest Gas Holdings, Inc. 5,841 428
Spire, Inc. 24,162 1,543
Talen Energy Corp.(Æ) 2,206 400
Talos Energy, Inc.(Æ) 56,645 579
Unitil Corp. 30,734 1,779
Vital Energy, Inc.(Æ) 13,836 377
York Water Co. (The) 36,212 1,274
30,304
Total Common Stocks
(cost $745,035) 857,745
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 37,314,158 (∞) 37,310
Total Short-Term Investments
(cost $37,310) 37,310
Total Investments - 104.1%
(identified cost $782,345) 895,055
Securities Sold Short - (4.1)%
Consumer Discretionary - (0.4)%
Advanced Energy Industries, Inc. (2,746) (298)
Altice USA, Inc. Class A(Æ) (24,476) (59)
Boston Omaha Corp. Class A(Æ) (769) (11)
Churchill Downs, Inc. (1,049) (147)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Denny's Corp.(Æ) (1,000) (6)
Dutch Bros, Inc. Class A(Æ) (9,750) (323)
EW Scripps Co. (The) Class A(Æ) (16,368) (55)
Gentherm, Inc.(Æ) (4,770) (200)
Hilton Grand Vacations, Inc.(Æ) (9,421) (347)
Kura Sushi USA, Inc. Class A(Æ) (466) (47)
LGI Homes, Inc.(Æ) (2,649) (269)
Lithia Motors, Inc. Class A (1,895) (630)
Portillo's, Inc. Class A(Æ) (10,700) (138)
Rumble, Inc.(Æ) (948) (6)
Savers Value Village, Inc.(Æ) (8,400) (86)
Topgolf Callaway Brands Corp.(Æ) (30,875) (300)
VF Corp. (34,617) (717)
Virgin Galactic Holdings, Inc.(Æ) (4,955) (33)
Warner Music Group Corp. Class A (1,219) (39)
XPEL, Inc.(Æ)(Þ) (3,117) (120)
Ziff Davis, Inc.(Æ) (1,567) (73)
(3,904)
Consumer Staples - (0.1)%
Alico, Inc. (752) (19)
Krispy Kreme, Inc. (15,778) (179)
MGP Ingredients, Inc. (3,335) (160)
Walgreens Boots Alliance, Inc. (10,826) (102)
WD-40 Co. (1,036) (272)
Westrock Coffee Co.(Æ) (5,786) (38)
(770)
Energy - (0.3)%
Aemetis, Inc.(Æ) (6,268) (17)
Ameresco, Inc. Class A(Æ) (5,307) (163)
ASP Isotopes, Inc.(Æ) (9,728) (68)
Cleanspark, Inc.(Æ) (1,445) (15)
Core Laboratories, Inc. (8,320) (157)
Energy Vault Holdings, Inc.(Æ) (12,213) (23)
Enphase Energy, Inc.(Æ) (253) (21)
FuelCell Energy, Inc.(Æ) (54,763) (19)
OmniAb, Inc. Class W(Æ) (7,964) (33)
Patterson-UTI Energy, Inc. (51,061) (392)
Plug Power, Inc.(Æ) (12,357) (24)
Ring Energy, Inc.(Æ) (24,826) (37)
Shoals Technologies Group, Inc. Class A(Æ) (28,474) (154)
Sitio Royalties Corp. Class A (7,684) (171)
Sunnova Energy International, Inc.(Æ) (20,835) (126)
Sunrun, Inc.(Æ) (27,693) (400)
Uranium Energy Corp.(Æ) (57,820) (429)
(2,249)
Financial Services - (0.6)%
AGNC Investment Corp.(ö) (25,617) (238)
Applied Digital Corp.(Æ) (10,109) (68)
Arbor Realty Trust, Inc.(ö) (21,375) (315)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BGC Group, Inc. Class A (32,606) (306)
Burke & Herbert Financial Services Corp. (1,322) (84)
California BanCorp(Æ) (1,753) (26)
Claros Mortgage Trust, Inc. (10,118) (64)
Cohen & Steers, Inc. (4,668) (461)
Community West Bancshares (1,606) (30)
Distribution Solutions Group, Inc.(Æ) (2,430) (94)
Dynex Capital, Inc.(ö) (20,589) (251)
European Wax Center, Inc. Class A(Æ) (5,103) (37)
Flagstar Financial, Inc. (8,050) (81)
Glacier Bancorp, Inc. (6,670) (348)
Global Net Lease, Inc.(ö) (40,844) (318)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (15,261) (534)
Healthcare Realty Trust, Inc.(ö) (1,849) (32)
Hudson Pacific Properties, Inc.(ö) (11,104) (48)
Lakeland Financial Corp. (4,084) (266)
MBIA, Inc. (9,296) (37)
Medical Properties Trust, Inc.(ö) (8,056) (37)
Office Properties Income Trust(ö) (18,486) (29)
Old National Bancorp (1,469) (28)
Ready Capital Corp.(ö) (25,234) (173)
ServisFirst Bancshares, Inc. (5,121) (426)
Shift4 Payments, Inc. Class A(Æ) (5,886) (532)
Shore Bancshares, Inc. (1,513) (22)
(4,885)
Health Care - (0.7)%
4D Molecular Therapeutics, Inc.(Æ) (2,761) (22)
Abeona Therapeutics, Inc.(Æ) (1,000) (6)
Acadia Healthcare Co., Inc.(Æ) (8,049) (344)
Adicet Bio, Inc.(Æ) (2,400) (3)
Agenus, Inc.(Æ) (5,009) (21)
Alphatec Holdings, Inc.(Æ) (3,151) (25)
AtriCure, Inc.(Æ) (2,660) (88)
CARGO Therapeutics, Inc(Æ) (6,178) (120)
ClearPoint Neuro, Inc.(Æ) (2,121) (26)
CorMedix, Inc.(Æ) (11,533) (116)
Crinetics Pharmaceuticals, Inc.(Æ) (8,733) (489)
Cytokinetics, Inc.(Æ) (5,540) (283)
Dianthus Therapeutics, Inc.(Æ) (3,119) (87)
Exact Sciences Corp.(Æ) (4,680) (323)
EyePoint Pharmaceuticals, Inc.(Æ) (5,257) (62)
Fractyl Health, Inc(Æ) (3,774) (11)
Geron Corp.(Æ) (81,427) (335)
Globus Medical, Inc. Class A(Æ) (11,483) (844)
Ideaya Biosciences, Inc.(Æ) (1,047) (29)
Immunovant, Inc.(Æ) (1,860) (54)
Joint Corp. (The)(Æ) (2,822) (31)
Kura Oncology, Inc.(Æ) (10,077) (168)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lexicon Pharmaceuticals, Inc.(Æ)(Š) (17,753) (35)
Lineage Cell Therapeutics, Inc.(Æ) (13,107) (11)
Multiplan Corp.(Æ) (862) (8)
Neogen Corp.(Æ) (27,930) (399)
Paragon 28, Inc.(Æ) (7,055) (37)
PDS Biotechnology Corp.(Æ) (2,300) (7)
Perspective Therapeutics, Inc.(Æ) (3,535) (42)
RadNet, Inc.(Æ) (7,184) (467)
Relay Therapeutics, Inc.(Æ) (16,732) (94)
Repligen Corp.(Æ) (3,721) (500)
Rocket Pharmaceuticals, Inc.(Æ) (8,638) (144)
Sanara Medtech, Inc.(Æ) (380) (13)
Surgery Partners, Inc.(Æ) (9,082) (262)
Syndax Pharmaceuticals, Inc.(Æ) (8,602) (162)
Vaxcyte, Inc.(Æ) (7,230) (769)
(6,437)
Materials and Processing - (0.2)%
AAON, Inc. (6,154) (703)
Compass Minerals International, Inc. (13,545) (167)
Ivanhoe Electric, Inc.(Æ) (11,555) (117)
Piedmont Lithium, Inc.(Æ) (6,755) (88)
Quaker Chemical Corp. (1,051) (159)
VSE Corp. (2,072) (213)
(1,447)
Producer Durables - (0.6)%
Acacia Research Corp.(Æ) (4,059) (18)
AeroVironment, Inc.(Æ) (2,854) (614)
Badger Meter, Inc. (2,568) (514)
Casella Waste Systems, Inc. Class A(Æ) (6,133) (600)
Deluxe Corp. (6,472) (121)
FiscalNote Holdings, Inc.(Æ) (6,879) (6)
Forward Air Corp. (11,746) (415)
Hertz Global Holdings, Inc.(Æ) (3,000) (8)
I3 Verticals, Inc. Class A(Æ) (4,833) (111)
indie Semiconductor, Inc. Class A(Æ) (22,718) (75)
Itron, Inc.(Æ) (4,402) (492)
Janus International Group, Inc.(Æ) (1,200) (9)
Kadant, Inc. (1,855) (618)
Kratos Defense & Security Solutions, Inc.
(Æ) (16,868) (383)
Mitek Systems, Inc.(Æ) (1,100) (10)
National CineMedia, Inc.(Æ) (2,399) (17)
RBC Bearings, Inc.(Æ) (2,086) (585)
SES AI Corp.(Æ) (4,665) (2)
Solid Power, Inc.(Æ) (47,154) (56)
Titan Machinery, Inc.(Æ) (678) (9)
Triumph Group, Inc.(Æ) (10,625) (147)
Universal Truckload Services, Inc. (1,058) (45)
WillScot Mobile Mini Holdings Corp.(Æ) (1,427) (47)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zurn Elkay Water Solutions Corp. (12,933) (467)
(5,369)
Technology - (1.0)%
Aehr Test Systems(Æ) (1,909) (27)
Agilysys, Inc.(Æ) (2,726) (273)
Aspen Technology, Inc.(Æ) (2,754) (646)
Atomera, Inc.(Æ) (3,973) (17)
Clearfield, Inc.(Æ) (3,394) (122)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (15,114) (395)
Coherent Corp.(Æ) (7,878) (728)
Digi International, Inc.(Æ) (5,333) (155)
Digimarc Corp.(Æ) (3,372) (104)
EchoStar Corp. Class A(Æ) (19,658) (493)
Evolent Health, Inc. Class A(Æ) (6,777) (158)
Five9, Inc.(Æ) (8,888) (262)
Gen Digital, Inc. (28,731) (836)
Immersion Corp. (13,000) (110)
Lattice Semiconductor Corp.(Æ) (13,062) (662)
MACOM Technology Solutions Holdings,
Inc.(Æ) (5,725) (643)
Navitas Semiconductor Corp.(Æ) (22,574) (56)
NextNav, Inc.(Æ) (12,481) (145)
Onto Innovation, Inc.(Æ) (3,168) (628)
PAR Technology Corp.(Æ) (7,592) (448)
Powerfleet, Inc.(Æ) (18,478) (93)
Progress Software Corp. (9,468) (607)
Veeco Instruments, Inc.(Æ) (8,459) (243)
Vertex, Inc. Class A(Æ) (1,185) (49)
ViaSat, Inc.(Æ) (22,047) (212)
Vishay Intertechnology, Inc. (10,930) (185)
Vivid Seats, Inc. Class A(Æ) (16,900) (69)
Vuzix Corp.(Æ) (7,700) (9)
Wolfspeed, Inc.(Æ) (19,704) (262)
(8,637)
Utilities - (0.2)%
Altus Power, Inc.(Æ) (12,108) (42)
Civitas Resources, Inc. (2,504) (122)
Cogent Communications Holdings, Inc. (7,096) (570)
Evolution Petroleum Corp. (3,600) (18)
Lumen Technologies, Inc.(Æ) (4,278) (27)
MGE Energy, Inc. (5,069) (459)
New Fortress Energy LLC (13,998) (118)
NextDecade Corp.(Æ) (9,433) (55)
Northern Oil and Gas, Inc. (10,758) (390)
Vitesse Energy, Inc. (5,377) (134)
(1,935)
Total Securities Sold Short
(proceeds $32,471) (35,633)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
84 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities,
Net - (0.0)%
(227)
Net Assets - 100.0%
859,195

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.0)%
XPEL, Inc. 07/26/24 (3,117) (38.65) (120) (120)
(120)
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 327 USD 36,111 12/24 (574)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (574)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 104,892 $ — $ —
$ —
$ 104,892 12 .2
Consumer Staples 21,038 — —
—
21,038 2 .4
Energy 33,673 — —
—
33,673 3 .9
Financial Services 200,855 — —
—
200,855 23 .4
Health Care 161,182 — 72
—
161,254 18 .8
Materials and Processing 68,860 — 48
—
68,908 8 .0
Producer Durables 132,269 — —
—
132,269 15 .4
Technology 104,552 — —
—
104,552 12 .2
Utilities 30,304 — —
—
30,304 3 .5
Short-Term Investments — — — 37,310 37,310 4 .3
Total Investments 857,625 — 120 37,310 895,055 104 .1
Securities Sold Short
*
(35,598) — (35) — (35,633) (4 .1)
Other Assets and Liabilities, Net
(—)
***
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (574) — — — (574) (—)
***
Total Other Financial Instruments
**
$ (574) $ — $ — $ — $ (574)
*
Refer to Schedule of Investments for detailed sector breakout.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
***
Less than .05% of net assets.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 87
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 574
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,514 $ —
Foreign currency exchange contracts — (3)
Total
$ 5,514 $ (3)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,768 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
88 U.S. Small Cap Equity Fund
Amounts in thousands
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude ov ercollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 35,633 $ — $ 35,633
Total Financial and Derivative Liabilities
35,633 — 35,633
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 35,633 $ — $ 35,633
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 35,633 $ — $ 35,633 $ —
Total
$ 35,633 $ — $ 35,633 $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 89
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 782,345
Investments, at fair value(>) ........................................................................................................................................................
895,055
Cash .............................................................................................................................................................................................. 16
Foreign currency holdings(^) ....................................................................................................................................................... 147
Receivables:
Dividends and interest ...................................................................................................................................................... 128
Dividends from affiliated funds ....................................................................................................................................... 151
Investments sold ............................................................................................................................................................... 4,516
Fund shares sold ............................................................................................................................................................... 314
From broker(a) ................................................................................................................................................................. 2,508
Total assets ...............................................................................................................................................................
902,835
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 6,172
Fund shares redeemed ...................................................................................................................................................... 408
Accrued fees to affiliates .................................................................................................................................................. 663
Other accrued expenses .................................................................................................................................................... 191
Variation margin on futures contracts .............................................................................................................................. 573
Securities sold short, at fair value(‡) ........................................................................................................................................... 35,633
Total liabilities ...........................................................................................................................................................
43,640
Net Assets ...............................................................................................................................................................
$ 859,195

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
90 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 158,0 11
Shares of beneficial interest .........................................................................................................................................................
303
Additional paid-in capital ............................................................................................................................................................
700,8 81
Net Assets ...............................................................................................................................................................
$ 859,195
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 27.76
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 29.45
Class A — Net assets ........................................................................................................................................................... $ 14,645,489
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 527,617
Net asset value per share: Class C (#) .......................................................................................................................................... $ 23.69
Class C — Net assets ........................................................................................................................................................... $ 6,414,459
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 270,725
Net asset value per share: Class M (#) ......................................................................................................................................... $ 28.37
Class M — Net assets .......................................................................................................................................................... $ 108,075,291
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,809,544
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 28.42
Class R6 — Net assets ......................................................................................................................................................... $ 1,585,744
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 55,795
Net asset value per share: Class S (#) .......................................................................................................................................... $ 28.40
Class S — Net assets ............................................................................................................................................................ $ 642,064,371
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 22,607,570
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 28.42
Class Y — Net assets ........................................................................................................................................................... $ 86,409,167
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 3,040,269
Amounts in thousands
(^)     Foreign currency holdings - cost $ 151
(‡)     Proceeds on securities sold short $ 32,471
(>)     Investments in affiliates, U.S. Cash Management Fund $ 37,310
(a)   Receivable from Broker for Futures $ 2,508
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 91
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 13,113
Dividends from affiliated funds ....................................................................................................................................... 1,772
Interest .............................................................................................................................................................................. 143
Securities lending income (net) ....................................................................................................................................... 67
Total investment income ..............................................................................................................................................................
15,095
Expenses
Advisory fees ................................................................................................................................................................... 6,030
Administrative fees .......................................................................................................................................................... 414
Custodian fees .................................................................................................................................................................. 141
Distribution fees - Class A ............................................................................................................................................... 36
Distribution fees - Class C ............................................................................................................................................... 52
Transfer agent fees - Class A ........................................................................................................................................... 29
Transfer agent fees - Class C ........................................................................................................................................... 14
Transfer agent fees - Class M .......................................................................................................................................... 20 5
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 1,297
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 101
Registration fees ............................................................................................................................................................... 99
Shareholder servicing fees - Class C ............................................................................................................................... 17
Trustees’ fees .................................................................................................................................................................... 39
Printing fees ..................................................................................................................................................................... 76
Dividends from securities sold short ................................................................................................................................ 634
Interest expense paid on securities sold short .................................................................................................................. 295
Miscellaneous .................................................................................................................................................................. 103
Expenses before reductions .............................................................................................................................................. 9,58 6
Expense reductions .......................................................................................................................................................... (403)
Net expenses ................................................................................................................................................................................
9,183
Net investment income (loss) .......................................................................................................................................................
5,912
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 70,415
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 5,514
Foreign currency exchange contracts ............................................................................................................................... (3)
Securities sold short ......................................................................................................................................................... (2,611)
Foreign currency-related transactions .............................................................................................................................. 6
Net realized gain (loss) ................................................................................................................................................................
73,325
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 143,164
Futures contracts .............................................................................................................................................................. 2,768
Securities sold short ......................................................................................................................................................... (10,471)
Foreign currency-related transactions .............................................................................................................................. (3)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 135,458
Net realized and unrealized gain (loss) ........................................................................................................................................ 208,783
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 214,695
*      Less than $500.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
92 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 5,912 $ 6,648
Net realized gain (loss) ....................................................................................................................... 73,325 34,930
Net change in unrealized appreciation (depreciation) ........................................................................ 135,458 (108,007)
Net increase (decrease) in net assets from operations .............................................................................. 214,695 (66,429)
Distributions
To shareholders
Class A .......................................................................................................................................... (321) (692)
Class C .......................................................................................................................................... (172) (397)
Class M ......................................................................................................................................... (2,613) (4,934)
Class R6 ........................................................................................................................................ (16) (27)
Class S .......................................................................................................................................... (16,361) (32,305)
Class Y .......................................................................................................................................... (2,389) (4,601)
Net decrease in net assets from distributions ............................................................................................ (21,872) (42,956)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (91,071) (200,244)
Total Net Increase (Decrease) in Net Assets ........................................................................
101,752 (309,629)
Net Assets
Beginning of period .................................................................................................................................. 757,443 1,067,072
End of period .............................................................................................................................................
$ 859,195 $ 757,443

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 93
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 61 $ 1,591 49 $ 1,178
Proceeds from reinvestment of distributions 12 320 30 691
Payments for shares redeemed (105) (2,766) (128) (3,080)
Net increase (decrease)
(32) (855) (49) (1,211)
Class C
Proceeds from shares sold 9 214 22 470
Proceeds from reinvestment of distributions 8 172 20 397
Payments for shares redeemed (87) (1,967) (68) (1,421)
Net increase (decrease)
(70) (1,581) (26) (554)
Class M
Proceeds from shares sold 702 18,958 909 22,667
Proceeds from reinvestment of distributions 100 2,613 208 4,934
Payments for shares redeemed (857) (23,039) (2,695) (67,685)
Net increase (decrease)
(55) (1,468) (1,578) (40,084)
Class R6
Proceeds from shares sold 60 1,633 2 41
Proceeds from reinvestment of distributions 1 16 1 27
Payments for shares redeemed (21) (583) (8) (187)
Net increase (decrease)
40 1,066 (5) (119)
Class S
Proceeds from shares sold 2,288 60,412 2,562 63,276
Proceeds from reinvestment of distributions 621 16,305 1,345 31,963
Payments for shares redeemed (5,660) (151,078) (9,978) (249,822)
Net increase (decrease)
(2,751) (74,361) (6,071) (154,583)
Class Y
Proceeds from shares sold 47 1,232 603 14,163
Proceeds from reinvestment of distributions 91 2,388 194 4,601
Payments for shares redeemed (643) (17,492) (903) (22,457)
Net increase (decrease)
(505) (13,872) (106) (3,693)
Total increase (decrease)
(3,373) $ (91,071) (7,835) $ (200,244)

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
94 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 22.04 .10 6.20 6.30 (.06) (.52)
October 31, 2023 25.20 .11 (2.12) (2.01) (.06) (1.09)
October 31, 2022 38.76 .01 (4.34) (4.33) — (9.23)
October 31, 2021 24.25 (.05) 14.65 14.60 (.09) —
October 31, 2020 27.44 ( — )
(Ɵ)
(2.07) (2.07) (.13) (.99)
Class C
October 31, 2024 18.96 (.08) 5.33 5.25 — (.52)
October 31, 2023 21.96 (.06) (1.85) (1.91) — (1.09)
October 31, 2022 35.21 (.17) (3.85) (4.02) — (9.23)
October 31, 2021 22.12 (.29) 13.38 13.09 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
Class M
October 31, 2024 22.51 .21 6.33 6.54 (.16) (.52)
October 31, 2023 25.72 .21 (2.17) (1.96) (.16) (1.09)
October 31, 2022 39.32 .12 (4.42) (4.30) (.07) (9.23)
October 31, 2021 24.58 .09 14.84 14.93 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
Class R6
October 31, 2024 22.55 —
(Ɵ)
6.56 6.56 (.17) (.52)
October 31, 2023 25.77 .22 (2.18) (1.96) (.17) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.60 .10 14.85 14.95 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
Class S
October 31, 2024 22.53 .18 6.35 6.53 (.14) (.52)
October 31, 2023 25.74 .19 (2.19) (2.00) (.12) (1.09)
October 31, 2022 39.33 .09 (4.42) (4.33) (.03) (9.23)
October 31, 2021 24.59 .05 14.85 14.90 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
Class Y
October 31, 2024 22.55 .22 6.35 6.57 (.18) (.52)
October 31, 2023 25.77 .22 (2.17) (1.95) (.18) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.61 .12 14.85 14.97 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 95
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.58) 27.76 28.81 14,646 1.37 1.37 .38 76
(1.15) 22.04 (8.23) 12,342 1.38 1.38 .46 80
(9.23) 25.20 (13.71) 15,358 1.34 1.34 .05 95
(.09) 38.76 60.30 19,963 1.35 1.35 (.15) 110
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(.52) 23.69 27.87 6,415 2.12 2.12 (.36) 76
(1.09) 18.96 (8.98) 6,462 2.13 2.13 (.29) 80
(9.23) 21.96 (14.35) 8,052 2.09 2.09 (.70) 95
— 35.21 59.18 11,220 2.10 2.10 (.89) 110
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(.68) 28.37 29.32 108,075 1.12 .98 .77 76
(1.25) 22.51 (7.88) 86,971 1.13 .99 .83 80
(9.30) 25.72 (13.38) 139,979 1.09 .95 .44 95
(.19) 39.32 60.95 167,700 1.10 .96 .24 110
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(.69) 28.42 29.36 1,586 .97 .95 .77 76
(1.26) 22.55 (7.86) 356 .98 .96 .89 80
(9.32) 25.77 (13.35) 532 .94 .92 .48 95
(.17) 39.38 60.96 912 .95 .93 .27 110
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(.66) 28.40 29.21 642,064 1.12 1.08 .67 76
(1.21) 22.53 (8.00) 571,387 1.13 1.09 .75 80
(9.26) 25.74 (13.46) 809,051 1.09 1.05 .34 95
(.16) 39.33 60.76 1,147,967 1.10 1.06 .15 110
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(.70) 28.42 29.38 86,409 .92 .92 .83 76
(1.27) 22.55 (7.83) 79,925 .93 .93 .90 80
(9.32) 25.77 (13.33) 94,100 .89 .89 .49 95
(.20) 39.38 61.06 166,076 .90 .90 .33 110
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
96 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 518,741
Administrative fees 35,416
Distribution fees 7,330
Shareholder servicing fees 1,385
Transfer agent fees 98,347
Trustee fees 1,677
$ 662,896
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 30,906 $ 269,591 $ 263,191 $ 4 $ — $ 37,310 $ 1,772 $ —
U.S. Cash Collateral Fund 9,789 74,348 84,137 — — — 507 —
$ 40,695 $ 343,939 $ 347,328 $ 4 $ — $ 37,310 $ 2,279 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 783,488,071 $ 133,940,300 $ (58,007,058) $ 75,933,242 $ 17,125,366 $ 64,981,547
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,787,334 $ 17,084,844 $ — $ 4,453,313 $ 38,503,148 $ —
Total distributable earnings (losses)
$ (32)
Additional paid-in capital
32

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.5%
Australia - 5.8%
Ampol , Ltd. 5,311 97
APA Group 10,295 47
Aristocrat Leisure, Ltd. 4,564 183
ASX, Ltd. 4,315 184
Aurizon Holdings, Ltd. 48,243 107
Australia & New Zealand Banking
Group, Ltd. 20,964 426
BHP Group, Ltd. 31,631 879
BlueScope Steel, Ltd. 9,280 123
Brambles, Ltd. 15,978 192
carsales.com, Ltd. 4,994 123
Cochlear, Ltd. 701 129
Coles Group, Ltd. 11,654 135
Commonwealth Bank of Australia 7,821 728
Computershare, Ltd. 5,413 93
Endeavour Group Limited 17,260 53
Fortescue Metals Group, Ltd. 13,543 168
Goodman Group(ö) 8,329 198
Insurance Australia Group, Ltd. 32,539 159
Macquarie Group, Ltd. 740 112
Medibank Pvt , Ltd. 62,631 147
Mineral Resources, Ltd. 1,932 49
National Australia Bank, Ltd. 10,369 262
Northern Star Resources, Ltd. 12,545 145
Orica, Ltd. 2,808 32
Origin Energy, Ltd. 9,531 61
Pilbara Minerals, Ltd.(Æ) 21,443 40
Pro Medicus , Ltd. 814 103
Qantas Airways, Ltd.(Æ) 11,430 60
QBE Insurance Group, Ltd. 33,181 375
Ramsay Health Care, Ltd. 1,165 31
REA Group, Ltd. 962 142
Reece, Ltd. 3,633 54
Rio Tinto PLC 8,279 536
Rio Tinto, Ltd. 2,689 209
Santos, Ltd. 41,239 183
Scentre Group(ö) 23,376 53
SEEK, Ltd. 3,603 58
Seven Group Holdings, Ltd. 1,526 42
Sonic Healthcare, Ltd. 4,823 85
Stockland(ö) 11,585 39
Suncorp Group, Ltd. 13,002 152
Telstra Group, Ltd. 50,940 127
Transurban Group 7,398 62
Wesfarmers, Ltd. 6,553 289
Westpac Banking Corp. 20,946 439
WiseTech Global, Ltd. 2,286 176
Woodside Energy Group, Ltd. 9,142 144
Woolworths Group, Ltd. 6,375 125
8,356
Austria - 0.4%
Erste Group Bank AG 2,883 162
Mondi PLC 9,976 162
OMV AB 2,556 106
Verbund AG Class A 723 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Voestalpine AG 3,247 67
556
Belgium - 0.6%
Ageas SA 2,340 122
Anheuser-Busch InBev SA 570 34
D'ieteren SA 260 56
Groupe Bruxelles Lambert SA 608 44
KBC Groep NV 2,174 158
Lotus Bakeries NV 7 92
Sofina SA 253 62
Syensqo SA 1,277 98
UCB SA 985 189
Umicore SA 1,871 22
877
Brazil - 0.2%
Wheaton Precious Metals Corp. 1,969 130
Yara International ASA 3,859 116
246
Canada - 10.1%
Agnico Eagle Mines, Ltd. 1,867 161
Air Canada Class B(Æ) 2,420 33
Alimentation Couche-Tard, Inc. 3,603 188
AltaGas , Ltd. 6,294 150
ARC Resources, Ltd. 10,552 175
Bank of Montreal 2,184 199
Bank of Nova Scotia (The) 5,341 275
Barrick Gold Corp. 4,773 92
BCE, Inc. 1,542 50
Brookfield Asset Management, Inc. 3,569 189
Brookfield Asset Management, Inc.
Class A 6,112 324
CAE, Inc.(Æ) 2,536 45
Cameco Corp. 1,914 100
Canadian Imperial Bank of Commerce 6,311 395
Canadian National Railway Co. 1,733 187
Canadian Natural Resources, Ltd. 14,080 479
Canadian Pacific Kansas City, Ltd. 4,604 355
Canadian Tire Corp., Ltd. Class A 1,252 133
Canadian Utilities, Ltd. Class A 2,670 68
CCL Industries, Inc. Class B 3,204 187
Cenovus Energy, Inc. 17,893 288
CGI Group, Inc. 1,645 182
Constellation Software, Inc. 203 612
Descartes System Group, Inc. (The)(Æ) 1,485 154
Dollarama , Inc. 3,305 344
Emera , Inc. 1,805 68
Empire Co., Ltd. Class A 5,476 158
Enbridge, Inc. 13,287 537
Fairfax Financial Holdings, Ltd. 518 644
Fortis, Inc. 1,258 54
Franco-Nevada Corp. Class T 437 58
GFL Environmental, Inc. 1,700 71
Gildan Activewear , Inc. Class A 3,582 175
Great-West Lifeco , Inc. 5,452 183

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
98 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hydro One, Ltd.(Þ) 1,692 54
iA Financial Corp., Inc. 1,419 116
IGM Financial, Inc. 1,035 31
Imperial Oil, Ltd. 3,821 285
Intact Financial Corp. 2,312 442
Ivanhoe Mines, Ltd. Class A(Æ) 5,525 73
Kinross Gold Corp. 17,858 180
Loblaw Cos., Ltd. 2,005 254
Magna International, Inc. Class A 4,127 163
Manulife Financial Corp. 13,233 387
MEG Energy Corp. Class A 6,407 117
Metro, Inc. Class A 2,072 123
National Bank of Canada 2,336 223
Nutrien , Ltd. 5,005 239
Onex Corp. 1,107 80
Pan American Silver Corp. 1,947 46
Parkland Corp. 1,457 34
Pembina Pipeline Corp. 2,529 106
Power Corp. of Canada 4,011 127
Quebecor, Inc. Class B 4,273 106
RB Global, Inc. 1,897 161
Rogers Communications, Inc. Class B 1,775 64
Royal Bank of Canada 7,328 886
Saputo, Inc. 2,786 53
Shopify, Inc. Class A(Æ) 2,622 205
Stantec , Inc. 1,707 138
Sun Life Financial, Inc. 5,361 297
Suncor Energy, Inc. 14,034 530
TELUS Corp. 3,519 56
TFI International, Inc. 1,451 194
Thomson Reuters Corp. 817 134
TMX Group, Ltd. 5,676 177
Toromont Industries, Ltd. 1,738 154
Toronto-Dominion Bank (The) 8,292 458
Tourmaline Oil Corp. 4,318 199
West Fraser Timber Co., Ltd. 1,294 117
WSP Global, Inc. 990 177
14,499
Chile - 0.2%
Antofagasta PLC 5,187 117
Lundin Mining Corp. 12,669 123
240
China - 0.3%
BOC Hong Kong Holdings, Ltd. 57,500 188
Prosus NV 829 35
SITC International Holdings Co., Ltd. 36,000 102
Wilmar International, Ltd. 46,900 113
438
Denmark - 2.7%
AP Moller - Maersk A/S Class B 128 202
Carlsberg A/S Class B 458 51
Coloplast A/S Class B 701 87
Danske Bank A/S 5,186 153
Demant A/S(Æ) 1,948 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genmab A/S(Æ) 497 111
Novo Nordisk A/S Class B 23,406 2,617
Novonesis ( Novozymes ) B Class B 2,114 133
Pandora A/S 1,122 170
Rockwool International A/S Class B 189 81
Tryg A/S 6,054 143
Vestas Wind Systems A/S(Æ) 2,612 49
3,868
Finland - 0.9%
Elisa OYJ 2,557 122
Kesko OYJ Class B 3,490 75
Kone OYJ Class B 2,309 126
Metso Oyj 7,503 72
Neste OYJ 7,027 113
Nokia OYJ 53,383 251
Nordea Bank Abp 16,603 194
Orion OYJ Class B 1,174 57
Sampo OYJ Class A 2,776 123
UPM- Kymmene OYJ 2,855 84
Wartsila OYJ Abp Class B 4,950 94
1,311
France - 7.4%
Accor SA 2,884 131
Air Liquide SA Class A 3,076 551
Airbus Group SE 1,693 258
Alstom SA(Æ) 2,320 51
Amundi SA(Þ) 1,175 85
Arkema SA 1,308 115
AXA SA 11,563 433
BioMerieux 803 90
BNP Paribas SA 4,755 325
Bouygues SA 5,306 170
Bureau Veritas SA 5,074 161
Capgemini SE 970 167
Carrefour SA 10,310 163
Cie de Saint-Gobain SA 4,291 390
Cie Generale des Etablissements
Michelin SCA 19,808 667
Covivio SA(ö) 631 36
Credit Agricole SA 10,157 156
Danone SA 2,259 161
Dassault Aviation SA 239 48
Dassault Systemes SE 5,029 172
Edenred SE 2,499 81
Eiffage SA 1,617 150
Engie SA 11,271 189
EssilorLuxottica SA 1,324 311
Eurazeo SE 644 49
Hermes International 166 377
Ipsen SA 442 54
Kering 281 70
Klepierre SA(ö) 3,135 100
La Francaise des Jeux SAEM(Þ) 2,727 117
Legrand SA 1,365 153
L'Oreal SA 1,152 434

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton
SE 1,735 1,151
Orange SA 18,951 208
Pernod Ricard SA 435 54
Publicis Groupe SA 1,771 189
Renault SA 4,497 206
Rexel SA Class H 2,214 61
Safran SA 1,056 240
Sartorius Stedim Biotech 247 49
SEB SA 760 80
Societe Generale SA 4,809 139
Teleperformance 932 98
Thales SA 611 99
TotalEnergies SE 14,939 934
Unibail - Rodamco -Westfield(ö) 1,236 101
Veolia Environnement SA 3,051 97
Vinci SA 2,938 328
Vivendi SE 15,459 165
10,614
Germany - 7.0%
adidas AG 1,177 281
Allianz SE 3,009 948
BASF SE 4,313 209
Bayerische Motoren Werke AG 2,422 191
Bechtle AG 1,276 44
Beiersdorf AG 1,348 182
Brenntag SE 2,161 141
Carl Zeiss Meditec AG 503 31
Commerzbank AG 13,841 245
Continental AG 2,464 153
Covestro AG(Æ)(Þ) 599 38
CTS Eventim AG & Co. KGaA 1,076 113
Daimler Truck Holding AG 5,502 228
Deutsche Bank AG 11,338 193
Deutsche Boerse AG 824 192
Deutsche Lufthansa AG 11,363 79
Deutsche Post AG 8,223 330
Deutsche Telekom AG 17,493 530
E.ON SE 4,473 60
Evonik Industries AG 4,288 94
Fresenius Medical Care AG 4,048 158
Fresenius SE & Co. KGaA (Æ) 6,369 232
GEA Group AG 1,723 85
Hannover Rueck SE 1,018 268
Heidelberg Materials AG 3,228 355
Henkel AG & Co. KGaA 604 47
Infineon Technologies AG 3,840 121
Knorr- Bremse AG 1,300 107
Mercedes-Benz Group AG 6,067 368
Merck KGaA 818 135
Muenchener Rueckversicherungs-
Gesellschaft AG 911 467
Nemetschek SE 900 97
Puma SE 1,786 81
Rational AG 84 82
Rheinmetall AG 465 240
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SAP SE 7,863 1,838
Scout24 SE(Þ) 702 60
Siemens AG 2,770 538
Siemens Healthineers AG(Þ) 2,217 116
Symrise AG 1,112 134
Talanx AG 1,432 110
Zalando SE(Æ)(Þ) 2,035 61
9,982
Hong Kong - 1.8%
AIA Group, Ltd. 60,337 480
CK Asset Holdings, Ltd. 23,330 96
CK Infrastructure Holdings, Ltd. 13,001 92
Futu Holdings, Ltd. - ADR(Æ) 1,552 147
Hang Seng Bank, Ltd. 7,196 88
Henderson Land Development Co., Ltd. 22,999 74
HKT Trust & HKT, Ltd. 68,075 85
Hong Kong & China Gas Co., Ltd. 81,136 63
Hong Kong Exchanges & Clearing, Ltd. 9,016 360
Hongkong Land Holdings, Ltd. 9,400 40
Jardine Matheson Holdings, Ltd. 1,600 61
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 19
MTR Corp., Ltd. 10,000 36
Power Assets Holdings, Ltd. 16,679 111
Prudential PLC 10,041 83
Sino Land Co., Ltd. 56,414 57
Sun Hung Kai Properties, Ltd. 16,571 179
Swire Pacific, Ltd. Class A 10,317 87
Swire Properties, Ltd. 12,832 26
Techtronic Industries Co., Ltd. 12,848 184
WH Group, Ltd.(Þ) 221,789 172
Wharf Real Estate Investment Co., Ltd. 20,000 60
2,600
Ireland - 0.6%
AerCap Holdings NV 1,880 176
AIB Group PLC 23,799 127
Bank of Ireland Group PLC 7,845 72
Flutter Entertainment PLC(Æ) 715 168
Kerry Group PLC Class A 912 91
Kingspan Group PLC 1,848 162
796
Israel - 0.9%
Bank Hapoalim BM 10,932 114
Bank Leumi Le-Israel BM 11,900 121
Check Point Software Technologies,
Ltd.(Æ) 1,559 270
Elbit Systems, Ltd. 310 71
Global-e Online, Ltd. Class E(Æ) 1,380 53
ICL Group, Ltd. 17,685 73
Israel Discount Bank, Ltd. Class A 12,422 73
Mizrahi Tefahot Bank, Ltd. 1,682 70
Nice, Ltd.(Æ) 1,058 184
Teva Pharmaceutical Industries, Ltd.
- ADR 8,978 166

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
100 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wix.com, Ltd.(Æ) 894 149
1,344
Italy - 2.3%
Amplifon SpA 923 26
Banco BPM SpA 16,507 112
Coca-Cola HBC AG 7,052 247
Davide Campari-Milano NV 5,045 34
Enel SpA 44,545 338
Eni SpA 13,426 205
FinecoBank Banca Fineco SpA 5,439 87
Generali 10,494 292
Infrastrutture Wireless Italiane SpA (Þ) 5,703 64
Intesa Sanpaolo SpA 76,043 326
Leonardo SpA 6,305 151
Mediobanca Banca di Credito
Finanziario SpA 5,993 99
Moncler SpA 2,674 149
Poste Italiane SpA (Þ) 8,600 121
Prysmian SpA 2,907 206
Recordati SpA 2,473 140
Snam Rete Gas SpA 15,771 76
Terna - Rete Elettrica Nazionale 10,690 92
UniCredit SpA 10,994 487
3,252
Japan - 19.7%
Advantest Corp. 5,500 317
Aeon Co., Ltd. 1,900 47
Aisin Corp. 7,800 81
Ajinomoto Co., Inc. 3,900 150
ANA Holdings, Inc.(Æ) 1,700 33
Asahi Glass Co., Ltd. 1,800 55
Asahi Group Holdings, Ltd. 12,600 151
Asahi Kasei Corp. 12,600 87
Asics Corp. 11,000 193
Bandai Namco Holdings, Inc. 8,000 168
Bridgestone Corp. 6,100 216
Brother Industries, Ltd. 7,200 140
Canon, Inc. 8,700 282
Capcom Co., Ltd. - GDR 6,000 119
Central Japan Railway Co. 8,200 170
Chiba Bank, Ltd. (The) 10,000 73
Chubu Electric Power Co., Inc. 8,200 94
Chugai Pharmaceutical Co., Ltd. 4,100 196
Concordia Financial Group, Ltd. 17,500 86
Dai Nippon Printing Co., Ltd. 5,200 90
Daifuku Co., Ltd. 1,700 32
Dai-ichi Life Holdings, Inc. 8,400 209
Daiichi Sankyo Co., Ltd. 7,000 226
Daikin Industries, Ltd. 700 82
Daito Trust Construction Co., Ltd. 1,100 121
Daiwa House Industry Co., Ltd. 6,400 190
Daiwa Securities Group, Inc. 22,600 146
Denso Corp. 6,800 97
Disco Corp. 1,100 311
East Japan Railway Co. 6,900 138
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ENEOS Holdings, Inc. 38,300 193
Fast Retailing Co., Ltd. 1,200 384
Fuji Electric Co., Ltd. 1,700 86
FUJIFILM Holdings Corp. 7,500 178
Fujitsu, Ltd. 10,000 184
Hamamatsu Photonics KK 5,200 69
Hankyu Hanshin Holdings, Inc. 3,500 95
Hikari Tsushin, Inc. 300 60
Hitachi Construction Machinery Co.,
Ltd. 2,800 61
Hitachi, Ltd. 29,100 732
Honda Motor Co., Ltd. 29,600 297
Hoya Corp. 1,700 227
Hulic Co., Ltd. 4,800 44
Ibiden Co., Ltd. 1,400 45
Idemitsu Kosan Co., Ltd. 19,600 133
Inpex Corp. 13,000 171
Isuzu Motors, Ltd. 7,500 97
ITOCHU Corp. 10,800 533
Japan Exchange Group, Inc. 16,600 194
Japan Post Bank Co., Ltd. Class A 13,500 121
Japan Post Holdings Co., Ltd. 19,900 183
Japan Post Insurance Co., Ltd. Class A 2,400 39
Japan Real Estate Investment Corp.(ö) 12 44
Japan Tobacco, Inc. 4,800 133
JFE Holdings, Inc. 6,800 82
Kajima Corp. 8,400 144
Kansai Electric Power Co., Inc. (The) 11,000 175
Kao Corp. 3,500 155
Kawasaki Kisen Kaisha, Ltd. 8,400 115
KDDI Corp. 5,900 184
Keyence Corp. 700 314
Kikkoman Corp. 8,200 96
Kintetsu Group Holdings Co., Ltd. 1,500 35
Kirin Holdings Co., Ltd. 6,000 88
Kobe Bussan Co., Ltd. 1,400 34
Koito Manufacturing Co., Ltd. 2,500 32
Komatsu, Ltd. 6,100 158
Konami Holdings Corp. 1,700 157
Kubota Corp. 8,600 110
Kyocera Corp. 7,100 72
Kyowa Kirin Co., Ltd. 5,300 87
Lasertec Corp. 700 104
M3, Inc. 5,300 54
Marubeni Corp. 12,200 181
Matsumotokiyoshi Holdings Co., Ltd. 6,500 88
Mazda Motor Corp. 13,600 96
McDonald's Holdings Co. Japan, Ltd. 2,200 93
MEIJI Holdings Co., Ltd. 3,400 79
Minebea Co., Ltd. 1,500 26
Mitsubishi Chemical Holdings Corp. 16,500 88
Mitsubishi Corp. 13,200 241
Mitsubishi Electric Corp. 7,000 108
Mitsubishi Estate Co., Ltd. 5,600 83
Mitsubishi HC Capital, Inc. 17,500 118
Mitsubishi Heavy Industries, Ltd. 18,700 261
Mitsubishi UFJ Financial Group, Inc. 65,600 685

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsui & Co., Ltd. 12,200 247
Mitsui Chemicals, Inc. 3,200 73
Mitsui Fudosan Co., Ltd. 11,900 101
Mitsui OSK Lines, Ltd. 5,400 182
Mizuho Financial Group, Inc. 15,400 322
MonotaRO Co., Ltd. 8,500 129
MS&AD Insurance Group Holdings,
Inc. 9,400 207
Murata Manufacturing Co., Ltd. 11,100 193
NEC Corp. 2,200 187
Nexon Co., Ltd. 3,600 63
Nidec Corp. 2,800 56
Nintendo Co., Ltd. 4,300 228
Nippon Building Fund, Inc.(ö) 50 43
Nippon Express Holdings, Inc. 1,300 64
Nippon Paint Holdings Co., Ltd. 8,000 61
Nippon Steel Corp. 6,700 134
Nippon Telegraph & Telephone Corp. 242,650 234
Nippon Yusen 4,800 160
Nissan Chemical Corp. 1,500 51
Nissan Motor Co., Ltd. 35,000 92
Nissin Foods Holdings Co., Ltd. 3,500 95
Nitori Holdings Co., Ltd. 900 114
Nitto Denko Corp. 11,000 181
Nomura Holdings, Inc. 28,400 146
Nomura Real Estate Holdings, Inc. 2,500 62
Nomura Research Institute, Ltd. 3,500 105
NTT Data Corp. 2,700 43
Obayashi Corp. 7,900 97
Obic Co., Ltd. 5,500 180
Olympus Corp. 7,800 137
Ono Pharmaceutical Co., Ltd. 6,500 82
Oriental Land Co., Ltd. 3,200 77
ORIX Corp. 10,200 214
Osaka Gas Co., Ltd. 6,700 144
Otsuka Corp. 4,300 97
Otsuka Holdings Co., Ltd. 4,100 247
Pan Pacific International Holdings
Corp. 7,400 183
Panasonic Holdings Corp. 22,700 182
Rakuten , Inc.(Æ) 10,900 65
Recruit Holdings Co., Ltd. 13,200 809
Renesas Electronics Corp. 10,100 135
Resona Holdings, Inc. 15,800 105
Ricoh Co., Ltd. 12,900 140
SBI Holdings, Inc. 3,700 81
SCREEN Holdings Co., Ltd. 1,600 103
SCSK Corp. 3,300 61
Secom Co., Ltd. 4,800 170
Seiko Epson Corp. 7,700 140
Sekisui Chemical Co., Ltd. 6,800 96
Sekisui House, Ltd. 9,200 223
Seven & i Holdings Co., Ltd. 9,500 136
Shimadzu Corp. 3,200 94
Shimano, Inc. 800 118
Shin-Etsu Chemical Co., Ltd. 8,800 326
Shionogi & Co., Ltd. 11,100 158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shiseido Co., Ltd. 1,200 25
Shizuoka Financial Group, Inc. 7,600 61
SMC Corp. 100 43
SoftBank Corp. 112,000 141
SoftBank Group Corp. 3,600 219
Sompo Japan Nipponkoa Holdings, Inc. 8,300 178
Sony Group Corp. 15,900 279
Start Today Co., Ltd. 2,300 75
Subaru Corp. 13,192 236
Sumco Corp. 2,200 21
Sumitomo Corp. 9,800 204
Sumitomo Electric Industries, Ltd. 12,300 189
Sumitomo Metal Mining Co., Ltd. 3,300 91
Sumitomo Mitsui Financial Group, Inc. 29,200 617
Sumitomo Mitsui Trust Holdings, Inc. 5,400 119
Sumitomo Realty & Development Co.,
Ltd. 1,800 53
Suntory Beverage & Food, Ltd. 2,000 67
Suzuki Motor Corp. 14,000 138
Sysmex Corp. 6,400 119
Taiyo Nippon Sanso Corp. 3,000 104
Takeda Pharmaceutical Co., Ltd. 5,366 150
TDK Corp. 15,500 183
Terumo Corp. 9,900 189
TIS, Inc. 2,800 70
Toho Co., Ltd. 1,900 73
Tokio Marine Holdings, Inc. 14,900 530
Tokyo Electron, Ltd. 2,300 342
Tokyo Gas Co., Ltd. 6,500 160
Toppan Printing Co., Ltd. 3,000 88
TOTO, Ltd. 3,400 95
Toyota Industries Corp. 1,400 97
Toyota Motor Corp. 70,700 1,219
Toyota Tsusho Corp. 10,400 177
Trend Micro, Inc. 1,800 94
Unicharm Corp. 4,400 141
West Japan Railway Co. 5,000 88
Yakult Honsha Co., Ltd. 5,000 109
Yamaha Motor Co., Ltd. 11,500 100
Yaskawa Electric Corp. 3,800 109
Yokogawa Electric Corp. 3,400 76
Zensho Holdings Co., Ltd. 1,700 86
28,274
Jordan - 0.0%
Hikma Pharmaceuticals PLC 2,473 59
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 12,000 53
Netherlands - 4.1%
ABN AMRO Bank NV(Þ) 5,230 87
Adyen NV(Æ)(Þ) 418 636
Aegon NV 10,194 64
Akzo Nobel NV 1,233 79
Argenx SE(Æ) 236 139
ASM International NV 326 181

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
102 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ASML Holding NV 2,814 1,892
ASR Nederland NV 2,698 128
BE Semiconductor Industries NV 1,519 161
Euronext NV(Þ) 975 108
EXOR NV 804 85
Ferrari NV 997 477
Heineken Holding NV 1,609 112
Heineken NV 1,106 91
ING Groep NV 15,678 266
JDE Peet's NV 1,664 37
Koninklijke Ahold Delhaize NV 12,158 401
Koninklijke KPN NV 26,632 104
Koninklijke Philips NV(Æ) 2,450 64
NN Group NV 2,502 123
Randstad NV 2,958 137
Universal Music Group NV 7,640 192
Wolters Kluwer NV 1,985 334
5,898
New Zealand - 0.3%
Auckland International Airport, Ltd. 8,896 39
Fisher & Paykel Healthcare Corp., Ltd. 7,682 165
Meridian Energy, Ltd. 11,790 42
Spark New Zealand, Ltd. 37,725 65
Xero , Ltd.(Æ) 1,195 116
427
Norway - 0.9%
Aker BP ASA 5,299 113
DNB Bank ASA 6,872 142
Equinor ASA Class N 8,951 215
Gjensidige Forsikring ASA 5,496 99
Kongsberg Gruppen ASA 1,671 174
Mowi ASA 4,659 80
Norsk Hydro ASA 21,580 133
Orkla ASA 13,994 129
Salmar ASA Class A 1,484 75
Telenor ASA 11,734 144
1,304
Portugal - 0.2%
Energias de Portugal SA 30,020 118
Galp Energia SGPS SA Class B 6,975 119
Jeronimo Martins SGPS SA 3,169 62
299
Singapore - 1.6%
CapitaLand Ascendas REIT(ö) 25,700 52
CapitaLand Integrated Commercial
Trust Class A(ö) 61,328 93
Capitaland Investment, Ltd. 28,200 59
DBS Group Holdings, Ltd. 14,036 404
Genting Singapore, Ltd. 74,500 47
Grab Holdings, Ltd. Class A(Æ) 28,302 115
Keppel Corp., Ltd. 21,100 102
Oversea-Chinese Banking Corp., Ltd. 29,879 340
SEA, Ltd. - ADR(Æ) 2,155 203
Sembcorp Industries, Ltd. 16,300 62
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Airlines, Ltd. 22,600 110
Singapore Exchange, Ltd. 19,000 163
Singapore Technologies Engineering,
Ltd. 18,300 63
Singapore Telecommunications, Ltd. 39,000 92
STMicroelectronics NV 3,561 97
United Overseas Bank, Ltd. 10,000 241
2,243
South Africa - 0.0%
Anglo American PLC 1,007 31
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 53
Spain - 2.2%
Acciona SA 308 40
ACS Actividades de Construccion y
Servicios SA 4,099 196
Aena SME SA(Þ) 680 150
Amadeus IT Group SA Class A 1,825 133
Banco Bilbao Vizcaya Argentaria SA 27,694 276
Banco de Sabadell SA 52,204 102
Banco Santander SA 67,746 331
CaixaBank SA 26,801 163
Cellnex Telecom SA(Þ) 2,824 103
Endesa SA 5,101 110
Grifols SA(Æ) 3,956 44
Iberdrola SA 23,078 342
Industria de Diseno Textil SA 10,759 613
Redeia Corp. SA 3,862 71
Repsol SA 15,772 197
Telefonica SA 51,963 244
3,115
Sweden - 3.2%
Alfa Laval AB 2,681 119
Assa Abloy AB Class B 8,940 280
Atlas Copco AB Class A 22,051 366
Atlas Copco AB Class B 8,688 127
Beijer Ref AB 2,604 39
Boliden AB 5,275 165
Epiroc AB Class A 8,226 161
Epiroc AB Class B 3,553 61
Equities AB 6,932 201
Essity Aktiebolag Class B 3,733 105
Evolution AB(Þ) 1,667 157
Hennes & Mauritz AB Class B 9,198 136
Hexagon AB Class B 2,741 26
Husqvarna AB Class B 4,731 30
Industrivarden AB Class A 1,110 38
Industrivarden AB Class C 4,473 154
Indutrade AB 4,124 112
Investor AB Class B 13,246 375
L E Lundbergforetagen AB Class B 1,094 54
Lifco AB Class B 2,732 81
SAAB AB Class B 2,416 50
Sandvik AB 5,189 102

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Securitas AB Class B 10,536 124
Skandinaviska Enskilda Banken AB
Class A 15,539 220
Skanska AB Class B 6,463 131
SKF AB Class B 9,676 184
Svenska Handelsbanken AB Class A 14,652 152
Swedbank AB Class A 9,106 185
Swedish Orphan Biovitrum AB Class
B(Æ) 2,549 80
Tele2 AB Class B 3,053 32
Telefonaktiebolaget LM Ericsson Class
B 21,037 175
Trelleborg AB Class B 1,968 66
Volvo AB Class A - GDR 3,198 84
Volvo AB Class B 7,357 191
Volvo Car AB Class B(Æ) 22,554 49
4,612
Switzerland - 4.6%
ABB, Ltd. 9,118 507
Adecco Group AG 1,925 60
Bachem Holding AG 421 33
Baloise Holding AG 543 104
Banque Cantonale Vaudoise 410 41
Barry Callebaut AG 29 51
BKW AG 469 83
Chocoladefabriken Lindt & Spruengli
AG 7 82
Cie Financiere Richemont SA Class A 932 136
DSM- Firmenich AG 492 58
EMS- Chemie Holding AG 112 86
Geberit AG 304 191
Givaudan SA 57 271
Helvetia Holding AG 733 124
Julius Baer Group, Ltd. 1,735 106
Kuehne & Nagel International AG 467 117
Logitech International SA 1,429 117
Lonza Group AG 306 189
Novartis AG 12,579 1,365
Partners Group Holding AG 60 83
Schindler Holding AG 984 285
SGS SA 1,538 163
Sika AG 739 206
Sonova Holding AG 371 136
Straumann Holding AG 994 130
Swatch Group AG (The) Class B 665 136
Swiss Life Holding AG 138 113
Swiss Prime Site AG Class A 762 83
Swisscom AG 299 182
Temenos AG 686 48
UBS Group AG 21,016 649
VAT Group AG(Þ) 372 155
Zurich Insurance Group AG 740 439
6,529
United Kingdom - 9.1%
3i Group PLC 16,817 689
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Admiral Group PLC 2,833 94
Ashtead Group PLC 2,160 163
Associated British Foods PLC 6,403 183
AstraZeneca PLC 9,833 1,398
Auto Trader Group PLC(Þ) 12,904 140
Aviva PLC 30,885 181
BAE Systems PLC 28,394 458
Barclays PLC 94,700 290
Berkeley Group Holdings PLC 2,345 134
British American Tobacco PLC 8,830 307
BT Group PLC 86,877 156
Bunzl PLC 3,297 145
Burberry Group PLC 4,069 41
Centrica PLC 75,985 116
CK Hutchison Holdings, Ltd. Class B 32,758 172
Coca-Cola Europacific Partners PLC 1,373 104
Compass Group PLC 11,404 369
Croda International PLC 1,180 57
DCC PLC 2,688 170
Diageo PLC 6,584 205
Halma PLC 4,077 131
Hargreaves Lansdown PLC 9,839 138
HSBC Holdings PLC 115,773 1,057
Imperial Tobacco Group PLC 8,621 260
Informa PLC 14,208 149
InterContinental Hotels Group PLC 1,626 179
Intertek Group PLC 2,763 167
J Sainsbury PLC 32,046 110
JD Sports Fashion PLC 39,145 63
Kingfisher PLC 38,569 146
Legal & General Group PLC 10,483 30
Lloyds Banking Group PLC 263,479 182
London Stock Exchange Group PLC 2,029 276
M&G PLC 17,891 45
Melrose Industries PLC 10,680 66
National Grid PLC 28,376 356
NatWest Group PLC 45,989 218
Next PLC 1,511 192
Pearson PLC 10,881 160
Reckitt Benckiser Group PLC 1,603 97
RELX PLC 13,986 643
Rentokil Initial PLC 9,523 48
Rolls-Royce Holdings PLC(Æ) 50,773 352
Sage Group PLC (The) 14,470 182
Schroders PLC 12,682 56
Scottish & Southern Energy PLC 8,503 193
Segro PLC(ö) 5,124 52
Severn Trent PLC Class H 3,018 100
Smith & Nephew PLC 9,714 120
Smiths Group PLC 5,686 113
Standard Chartered PLC 18,581 214
Taylor Wimpey PLC 45,725 87
Tesco PLC 93,220 412
Unilever PLC 8,671 531
Vodafone Group PLC 196,929 183
Whitbread PLC 1,586 62

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
104 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wise PLC Class A(Æ) 7,696 70
13,012
United States - 7.4%
Alcon, Inc. 1,145 105
BP PLC 101,313 492
BRP, Inc. 777 38
CSL, Ltd. 1,607 301
CyberArk Software, Ltd.(Æ) 631 175
Experian PLC 6,512 318
Ferrovial SE 2,653 106
GSK Finance No. 3 PLC 32,521 594
Haleon PLC 32,917 158
Holcim AG 6,127 604
James Hardie Industries PLC(Æ) 5,401 173
Monday.com, Ltd.(Æ) 273 80
Nestle SA 16,115 1,524
Roche Holding AG 4,651 1,452
Sanofi SA 7,834 827
Schneider Electric SE 3,085 798
Shell PLC 51,623 1,717
Smurfit WestRock PLC 6,925 357
Stellantis NV 24,458 337
Swiss Re AG 1,326 170
Tenaris SA 12,653 208
10,534
Total Common Stocks
(cost $92,791) 135,422
Preferred Stocks - 0.3%
Germany - 0.3%
Dr Ing hc F Porsche AG(Þ)
3.667% (Ÿ) 759 54
Henkel AG & Co. KGaA
2.337% (Ÿ) 1,459 126
Porsche Automobil Holding SE
7.211% (Ÿ) 2,395 99
Volkswagen AG
10.788% (Ÿ) 1,931 187
466
Total Preferred Stocks
(cost $532) 466
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 387 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 1.1%
United States - 1.1%
U.S. Cash Management Fund(@) 1,582,002 (∞) 1,582
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $1,582) 1,582
Total Investments - 95.9%
(identified cost $94,905) 137,470
Other Assets and Liabilities,
Net - 4.1%
5,826
Net Assets - 100.0%
143,296

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 105
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.8%
ABN AMRO Bank NV 06/06/22 EUR 5,230 11.68 61
87
Adyen NV 12/20/19 EUR 418 1,379.85 577
636
Aena SME SA 06/16/23 EUR 680 171.83 117
150
Amundi SA 01/10/17 EUR 1,175 52.76 62
85
Auto Trader Group PLC 12/11/20 GBP 12,904 7.37 95
140
Cellnex Telecom SA 10/21/22 EUR 2,824 28.53 81
103
Covestro AG 06/25/24 EUR 599 58.43 35
38
Delivery Hero AG 10/21/22 EUR 1,244 34.37 43
53
Dr Ing hc F Porsche AG 03/22/23 EUR 759 126.12 96
54
Euronext NV 06/06/22 EUR 975 67.88 66
108
Evolution AB 11/24/20 SEK 1,667 75.89 126
157
Hydro One, Ltd. 06/16/23 CAD 1,692 28.08 48
54
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 5,703 8.25 47
64
La Francaise des Jeux SAEM 03/11/22 EUR 2,727 34.69 95
117
Poste Italiane SpA 04/06/17 EUR 8,600 6.63 57
121
Scout24 SE 10/21/22 EUR 702 50.41 35
60
Siemens Healthineers AG 04/14/20 EUR 2,217 45.34 101
116
VAT Group AG 02/04/22 CHF 372 385.42 143
155
WH Group, Ltd. 03/18/20 HKD 221,789 0.82 182
172
Zalando SE 06/16/23 EUR 2,035 29.12 59 61
2,531
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 70 EUR 3,384 12/24
(21)
FTSE 100 Index Futures 16 GBP 1,300 12/24
(25)
MSCI Emerging Markets Index Futures 27 USD 1,521 12/24
34
S&P/TSX 60 Index Futures 4 CAD 1,158 12/24
15
SPI 200 Index Futures 3 AUD 612 12/24 (1)
Short Positions
Hang Seng Index Futures 8 HKD 8,140 11/24
17
MSCI Singapore Index Futures 29 SGD 983 11/24
19
S&P 500 E-Mini Index Futures 1 USD 287 12/24
(2)
TOPIX Index Futures 2 JPY 53,890 12/24 (18)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 18
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,228 EUR 1,100 12/18/24 (29)
Bank of America AUD 279 USD 183 11/04/24 —
Bank of America CAD 630 USD 452 11/01/24 —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
106 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CHF 205 USD 237 11/04/24 (1)
Bank of America DKK 448 USD 65 11/04/24 —
Bank of America EUR 1,060 USD 1,151 11/04/24 (2)
Bank of America GBP 392 USD 503 11/04/24 (1)
Bank of America HKD 284 USD 37 11/04/24 —
Bank of America JPY 91,590 USD 600 11/05/24 (3)
Bank of America NOK 174 USD 16 11/04/24 —
Bank of America SEK 1,572 USD 147 11/04/24 —
Citigroup USD 500 AUD 751 12/18/24 (6)
Citigroup USD 274 CAD 372 12/18/24 (7)
Citigroup USD 448 GBP 343 12/18/24 (6)
Citigroup USD 89 HKD 695 12/18/24 —
Citigroup USD 350 JPY 49,131 12/18/24 (25)
Citigroup USD 61 NZD 100 12/18/24 (1)
Citigroup CHF 1,241 USD 1,476 12/18/24 32
Citigroup EUR 141 USD 156 12/18/24 2
Citigroup NOK 4,811 USD 443 12/18/24 6
Citigroup SEK 2,197 USD 212 12/18/24 6
Royal Bank of Canada USD 500 AUD 751 12/18/24 (6)
Royal Bank of Canada USD 274 CAD 372 12/18/24 (7)
Royal Bank of Canada USD 448 GBP 343 12/18/24 (6)
Royal Bank of Canada USD 89 HKD 695 12/18/24 —
Royal Bank of Canada USD 350 JPY 49,131 12/18/24 (24)
Royal Bank of Canada USD 61 NZD 100 12/18/24 (1)
Royal Bank of Canada CHF 1,241 USD 1,475 12/18/24 31
Royal Bank of Canada EUR 141 USD 156 12/18/24 2
Royal Bank of Canada NOK 4,811 USD 443 12/18/24 6
Royal Bank of Canada SEK 2,197 USD 212 12/18/24 6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (34)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 8,356 $ —
$ —
$ 8,356 5.8
Austria — 556 —
—
556 0.4
Belgium — 877 —
—
877 0.6
Brazil 130 116 —
—
246 0.2
Canada 14,499 — —
—
14,499 10.1
Chile 123 117 —
—
240 0.2

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 107
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
China — 438 —
—
438 0.3
Denmark — 3,868 —
—
3,868 2.7
Finland — 1,311 —
—
1,311 0.9
France — 10,614 —
—
10,614 7.4
Germany — 9,982 —
—
9,982 7.0
Hong Kong 147 2,434 19
—
2,600 1.8
Ireland 176 620 —
—
796 0.6
Israel 638 706 —
—
1,344 0.9
Italy — 3,252 —
—
3,252 2.3
Japan — 28,274 —
—
28,274 19.7
Jordan — 59 —
—
59 —
*
Macao — 53 —
—
53 —
*
Netherlands — 5,898 —
—
5,898 4.1
New Zealand — 427 —
—
427 0.3
Norway — 1,304 —
—
1,304 0.9
Portugal — 299 —
—
299 0.2
Singapore 319 1,924 —
—
2,243 1.6
South Africa — 31 —
—
31 —
*
South Korea — 53 —
—
53 —
*
Spain — 3,115 —
—
3,115 2.2
Sweden — 4,612 —
—
4,612 3.2
Switzerland — 6,529 —
—
6,529 4.6
United Kingdom 104 12,908 —
—
13,012 9.1
United States 293 10,241 —
—
10,534 7.4
Preferred Stocks — 466 — — 466 0.3
Warrants and Rights — — — — — —
*
Short-Term Investments — — — 1,582 1,582 1.1
Total Investments 16,429 119,440 19 1,582 137,470 95.9
Other Assets and Liabilities, Net
4.1
100.0
Other Financial Instruments
Assets
Futures Contracts 85 — — — 85 0 .1
Foreign Currency Exchange Contracts — 91 — — 91 0 .1
A
Liabilities
Futures Contracts (67) — — — (67) (—)
*
Foreign Currency Exchange Contracts (8) (117) — — (125) (0 .1 )
Total Other Financial Instruments
**
$ 10 $ (26) $ — $ — $ (16)
*
Less than .05% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
108 Multifactor International Equity Fund
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
19,489
Consumer Staples ...............................................................................
7,835
Energy ................................................................................................
7,489
Financial Services ..............................................................................
34,419
Health Care ........................................................................................
14,162
Materials and Processing ...................................................................
12,182
Producer Durables ..............................................................................
19,662
Technology .........................................................................................
12,806
Utilities ...............................................................................................
7,378
Preferred Stocks
Consumer Discretionary ....................................................................
340
Consumer Staples ...............................................................................
126
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
1,582
Total Investments ............................................................................... 137,470

Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 109
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 91
Variation margin on futures contracts* 85 —
Total
$ 85 $ 91
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 67 $ —
Unrealized depreciati on on foreign currency exchange contracts — 125
Total
$ 67 $ 125
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,005 $ —
Foreign currency exchange contracts — (168)
Total
$ 1,005 $ (168)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 515 $ —
Foreign currency exchange contracts — 173
Total
$ 515 $ 173
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
110 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 91 $ — $ 91
Total Financial and Derivative Assets
91 — 91
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 91 $ — $ 91
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 46 $ 44 $ — $ 2
Royal Bank of Canada
45 44 — 1
Total
$ 91 $ 88 $ — $ 3

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 111
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 125 $ — $ 125
Total Financial and Derivative Liabilities
125 — 125
Financial and Derivative Liabilities not subject to a netting agreement
(8) — (8)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 117 $ — $ 117
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 29 $ — $ — $ 29
Citigroup 44 44 — —
Royal Bank of Canada 44 44 — —
Total
$ 117 $ 88 $ — $ 29
^      Collateral received or pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
112 Multifactor International Equity Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 94,905
Investments, at fair value(>) ........................................................................................................................................................
137,470
Foreign currency holdings(^) ....................................................................................................................................................... 664
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 91
Receivables:
Dividends and interest ...................................................................................................................................................... 338
Dividends from affiliated funds ....................................................................................................................................... 8
Investments sold ............................................................................................................................................................... 3,448
Fund shares sold ............................................................................................................................................................... 10
Foreign capital gains taxes recoverable ........................................................................................................................... 1,163
From broker(a) ................................................................................................................................................................. 477
Variation margin on futures contracts .............................................................................................................................. 18
Total assets ...............................................................................................................................................................
143,687
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 90
Accrued fees to affiliates .................................................................................................................................................. 47
Other accrued expenses .................................................................................................................................................... 129
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 125
Total liabilities ...........................................................................................................................................................
391
Net Assets ...............................................................................................................................................................
$ 143,296

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 113
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 10,218
Shares of beneficial interest .........................................................................................................................................................
134
Additional paid-in capital ............................................................................................................................................................
132,944
Net Assets ...............................................................................................................................................................
$ 143,296
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.72
Class M — Net assets .......................................................................................................................................................... $ 1,615,502
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 150,723
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 10.91
Class R6 — Net assets ......................................................................................................................................................... $ 67,049
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 6,145
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.71
Class S — Net assets ............................................................................................................................................................ $ 34,267,125
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 3,200,706
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.72
Class Y — Net assets ........................................................................................................................................................... $ 107,346,186
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 10,014,285
Amounts in thousands
(^)     Foreign currency holdings - cost $ 685
(>)     Investments in affiliates, U.S. Cash Management Fund $ 1,582
(a)   Receivable from Broker for Futures $ 477
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
114 Multifactor International Equity Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6,692
Dividends from affiliated funds ....................................................................................................................................... 309
Interest .............................................................................................................................................................................. 4 5
Securities lending income (net) ....................................................................................................................................... 8
Less foreign taxes withheld ............................................................................................................................................. (788)
Total investment income ..............................................................................................................................................................
6,26 6
Expenses
Advisory fees ................................................................................................................................................................... 904
Administrative fees .......................................................................................................................................................... 97
Custodian fees .................................................................................................................................................................. 188
Transfer agent fees - Class M .......................................................................................................................................... 17
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 108
Transfer agent fees - Class Y ........................................................................................................................................... 6
Professional fees .............................................................................................................................................................. 77
Registration fees ............................................................................................................................................................... 66
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 19
Foreign tax expense ......................................................................................................................................................... 123
Miscellaneous .................................................................................................................................................................. 3 4
Expenses before reductions .............................................................................................................................................. 1,6 49
Expense reductions .......................................................................................................................................................... (290)
Net expenses ................................................................................................................................................................................
1,3 59
Net investment income (loss) .......................................................................................................................................................
4,907
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 31,491
Futures contracts .............................................................................................................................................................. 1,005
Foreign currency exchange contracts ............................................................................................................................... (168)
Foreign currency-related transactions .............................................................................................................................. (340)
Net realized gain (loss) ................................................................................................................................................................
31,988
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 11,049
Futures contracts .............................................................................................................................................................. 515
Foreign currency exchange contracts ............................................................................................................................... 173
Foreign currency-related transactions .............................................................................................................................. 81
Net change in unrealized appreciation (depreciation) ................................................................................................................. 11,818
Net realized and unrealized gain (loss) ........................................................................................................................................ 43,806
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 48,713
*      Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 115
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,907 $ 6,796
Net realized gain (loss) ....................................................................................................................... 31,988 946
Net change in unrealized appreciation (depreciation) ........................................................................ 11,818 23,191
Net increase (decrease) in net assets from operations .............................................................................. 48,713 30,933
Distributions
To shareholders
Class M ......................................................................................................................................... (534) (284)
Class R6 ........................................................................................................................................ (2) (1)
Class S .......................................................................................................................................... (2,258) (1,393)
Class Y .......................................................................................................................................... (5,772) (3,793)
Net decrease in net assets from distributions ............................................................................................ (8,566) (5,471)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (132,723) (30,667)
Total Net Increase (Decrease) in Net Assets ........................................................................
(92,576) (5,205)
Net Assets
Beginning of period .................................................................................................................................. 235,872 241,077
End of period .............................................................................................................................................
$ 143,296 $ 235,872

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
116 Multifactor International Equity Fund
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 211 $ 2,149 330 $ 3,122
Proceeds from reinvestment of distributions 54 533 32 284
Payments for shares redeemed (1,680) (17,577) (290) (2,740)
Net increase (decrease)
(1,415) (14,895) 72 666
Class R6
Proceeds from shares sold —
**
4 —
**
3
Proceeds from reinvestment of distributions —
**
2 —
**
1
Payments for shares redeemed (—)
**
(4) (—)
**
(—)
***
Net increase (decrease)
—
**
2 —
**
4
Class S
Proceeds from shares sold 684 7,035 900 8,403
Proceeds from reinvestment of distributions 229 2,258 159 1,393
Payments for shares redeemed (4,885) (51,019) (1,810) (16,837)
Net increase (decrease)
(3,972) (41,726) (751) (7,041)
Class Y
Proceeds from shares sold 112 1,098 3,579 34,035
Proceeds from reinvestment of distributions 586 5,770 432 3,793
Payments for shares redeemed (7,90 7 ) (82,972) (6,674) (62,124)
Net increase (decrease)
(7,2 09 ) (76,104) (2,663) (24,296)
Total increase (decrease)
(12,59 6 ) $ (132,723) (3,342) $ (30,667)
***   Less than $500.

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
118 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
October 31, 2024 9.09 .24 1.73 1.97 (.34) (.34)
October 31, 2023 8.23 .25 .80 1.05 (.19) (.19)
October 31, 2022 11.11 .28 (2.50) (2.22) (.66) (.66)
October 31, 2021 8.27 .29 2.75 3.04 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
Class R6
October 31, 2024 9.24 .26 1.75 2.01 (.34) (.34)
October 31, 2023 8.36 .26 .82 1.08 (.20) (.20)
October 31, 2022 11.27 .29 (2.54) (2.25) (.66) (.66)
October 31, 2021 8.40 .30 2.77 3.07 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
Class S
October 31, 2024 9.0 8 .24 1.7 1 1 . 95 (.32) (.32)
October 31, 2023 8.22 .24 . 80 1 . 04 (.18) (.18)
October 31, 2022 11.08 .26 (2.47) (2.21) (.65) (.65)
October 31, 2021 8.26 .27 2.73 3.00 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
Class Y
October 31, 2024 9.0 9 .26 1.7 1 1 . 97 (.34) (.34)
October 31, 2023 8.23 .25 . 81 1.0 6 (.20) (.20)
October 31, 2022 11.10 .28 (2.48) (2.20) (.67) (.67)
October 31, 2021 8.27 .27 2.77 3.04 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 119
$
Net Asset Value,
End of
Period
%
Total
Return
(± )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
10.72 21.97 1,616 .91 .61 2.35 21
9.09 12.87 14,236 .84 .49 2.70 16
8.23 (21.07) 12,297 .83 .49 2.96 36
11.11 37.15 21,121 .79 .50 2.72 40
8.27 (11.37) 7,910 .81 .49 2.38 34
10.91 22.07 67 .80 .65 2.47 21
9.24 12.96 55 .69 .47 2.72 16
8.36 (21.02) 46 .68 .47 2.97 36
11.27 36.94 54 .64 .48 2.78 40
8.40 (11.23) 35 .67 .47 2.49 34
10.71 21.81 34,267 .96 .82 2.31 21
9.0 8 12.70 65,101 .84 .64 2.54 16
8.22 (21.07) 65,107 .83 .64 2.78 36
11.08 36.67 100,757 .79 .65 2.53 40
8.26 (11.41) 79,658 .81 .64 2.14 34
10.72 22. 03 107,346 .76 .62 2.50 21
9.0 9 12. 9 5 156,480 .6 5 .4 5 2.70 16
8.23 (20.96) 163,627 .63 .44 2.95 36
11.10 37.07 229,824 .60 .45 2.62 40
8.27 (11.24) 356,344 .61 .44 2.34 34

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
120 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 33,810
Administrative fees 5,989
Transfer agent fees 6,521
Trustee fees 956
$ 47,276
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,295 $ 69,438 $ 78,151 $ — $ — $ 1,582 $ 309 $ —
U.S. Cash Collateral Fund — 7,388 7,388 — — — 13 —
$ 10,295 $ 76,826 $ 85,539 $ — $ — $ 1,582 $ 322 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 100,175,434 $ 41,135,469 $ (3,837,947) $ 37,297,522 $ 5,704,266 $ (32,741,172)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 8,566,195 $ — $ — $ 5,471,366 $ — $ —
Total distributable earnings (losses)
$ (5)
Additional paid-in capital
5

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.4%
Australia - 2.3%
Aristocrat Leisure, Ltd. 7,432 298
ASX, Ltd. 6,818 290
Australia & New Zealand Banking
Group, Ltd. 28,013 570
BHP Group, Ltd. 143,941 4,000
Brambles, Ltd. 32,107 385
Cochlear, Ltd. 1,212 224
Coles Group, Ltd. 26,106 301
Commonwealth Bank of Australia 12,990 1,208
Fortescue Metals Group, Ltd. 128,687 1,599
Glencore PLC 387,450 2,019
Goodman Group(ö) 13,378 319
Insurance Australia Group, Ltd. 288,849 1,415
Macquarie Group, Ltd. 1,927 291
Medibank Pvt, Ltd. 80,367 188
National Australia Bank, Ltd. 22,981 581
Northern Star Resources, Ltd. 25,451 295
QBE Insurance Group, Ltd. 197,752 2,234
Rio Tinto PLC 51,365 3,323
Rio Tinto, Ltd. 2,745 213
Santos, Ltd. 50,540 224
Suncorp Group, Ltd. 23,728 278
Telstra Group, Ltd. 569,379 1,424
Wesfarmers, Ltd. 15,433 681
Westpac Banking Corp. 23,159 485
WiseTech Global, Ltd. 4,329 333
Woodside Energy Group, Ltd. 14,839 234
23,412
Austria - 0.8%
Ams-Osram Ag(Æ) 28,579 277
Erste Group Bank AG 101,418 5,712
Mondi PLC 136,004 2,202
8,191
Belgium - 0.2%
Ageas SA 27,413 1,428
KBC Groep NV 3,686 267
Proximus SADP 66,699 486
UCB SA 1,819 350
2,531
Brazil - 0.9%
Ambev SA 1,411,929 3,087
Atacadao SA 348,242 452
Banco Bradesco SA - ADR 662,321 1,636
Banco do Brasil SA 263,267 1,199
Caixa Seguridade Participacoes SA 66,141 165
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp 63,071 1,005
Lojas Renner SA 219,300 704
Telefonica Brasil SA 143,929 1,310
Ultrapar Participacoes SA 80,975 293
9,851
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Burkina Faso - 0.0%
Endeavour Mining PLC 22,382 496
Canada - 4.6%
Agnico Eagle Mines, Ltd. 3,629 313
Alimentation Couche-Tard, Inc. 8,101 422
ARC Resources, Ltd. 61,941 1,026
Bank of Montreal 3,554 324
Bank of Nova Scotia (The) 6,238 321
Barrick Gold Corp. 78,804 1,523
Brookfield Asset Management, Inc. 6,452 342
Canadian Imperial Bank of Commerce 8,222 514
Canadian National Railway Co. 64,848 7,003
Canadian Natural Resources, Ltd. 18,440 627
Canadian Pacific Kansas City, Ltd. 4,351 336
CCL Industries, Inc. Class B 5,370 313
Cenovus Energy, Inc. 20,653 332
Constellation Software, Inc. 217 654
Dollarama, Inc. 25,576 2,662
Enbridge, Inc. 16,824 679
Fairfax Financial Holdings, Ltd. 525 652
Great-West Lifeco, Inc. 41,274 1,385
iA Financial Corp., Inc. 11,739 956
Imperial Oil, Ltd. 5,008 374
Intact Financial Corp. 2,553 488
Kinross Gold Corp. 44,918 454
Loblaw Cos., Ltd. 4,003 506
Magna International, Inc. Class A 71,880 2,838
Manulife Financial Corp. 115,299 3,368
Metro, Inc. Class A 3,785 225
National Bank of Canada 3,347 319
Nutrien, Ltd. 7,675 366
Pembina Pipeline Corp. 7,188 301
Royal Bank of Canada 38,454 4,651
Shopify, Inc. Class A(Æ) 32,201 2,519
Stantec, Inc. 30,205 2,450
Sun Life Financial, Inc. 52,442 2,908
Suncor Energy, Inc. 15,683 592
TFI International, Inc. 2,445 327
Thomson Reuters Corp. 1,509 247
Toronto-Dominion Bank (The) 26,969 1,491
Tourmaline Oil Corp. 44,181 2,037
West Fraser Timber Co., Ltd. 2,901 262
WSP Global, Inc. 1,692 302
47,409
Chile - 0.0%
Antofagasta PLC 11,050 249
China - 2.6%
Alibaba Group Holding, Ltd. 359,600 4,402
Baidu, Inc. Class A(Æ) 66,600 762
BOC Hong Kong Holdings, Ltd. 104,500 341
China Mengniu Dairy Co., Ltd. 335,000 747
China Merchants Bank Co., Ltd. Class
H 192,000 935
China Overseas Land & Investment,
Ltd. 830,500 1,587

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
122 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dongfeng Motor Group Co., Ltd. Class
H 702,000 217
Haier Smart Home Co., Ltd. Class H 447,800 1,627
Lenovo Group, Ltd. 1,568,000 2,058
Tencent Holdings, Ltd. 252,888 13,157
Weichai Power Co., Ltd. Class H 823,000 1,242
Wilmar International, Ltd. 75,500 183
27,258
Denmark - 2.3%
AP Moller - Maersk A/S Class B 113 178
Danske Bank A/S 85,958 2,536
DSV A/S 10,730 2,335
Novo Nordisk A/S Class B 157,177 17,575
Novonesis (Novozymes) B Class B 1,619 102
Pandora A/S 1,769 268
Tryg A/S 11,848 280
Vestas Wind Systems A/S(Æ) 45,667 859
24,133
Finland - 1.0%
Elisa OYJ 17,809 847
Nokia OYJ 1,146,408 5,389
Nordea Bank Abp 21,027 247
Sampo OYJ Class A 55,505 2,464
UPM-Kymmene OYJ 60,959 1,786
10,733
France - 8.3%
Accor SA 130,363 5,911
Air Liquide SA Class A 3,440 616
Airbus Group SE 19,136 2,916
Amundi SA(Þ) 43,934 3,192
Arkema SA 19,512 1,715
AXA SA 90,385 3,389
BNP Paribas SA 34,230 2,338
Bureau Veritas SA 117,436 3,716
Capgemini SE 13,961 2,407
Carrefour SA 105,773 1,676
Cie de Saint-Gobain SA 22,970 2,085
Cie Generale des Etablissements
Michelin SCA 122,567 4,128
Danone SA 42,862 3,063
Dassault Aviation SA 8,642 1,743
Dassault Systemes SE 7,043 240
Engie SA 150,420 2,520
EssilorLuxottica SA 2,268 534
Eurazeo SE 5,035 385
Hermes International 250 568
Legrand SA 3,814 427
L'Oreal SA 10,486 3,949
LVMH Moet Hennessy Louis Vuitton
SE 11,190 7,425
Orange SA 149,838 1,646
Pernod Ricard SA 6,057 756
Publicis Groupe SA 20,362 2,171
Remy Cointreau SA 4,190 263
Renault SA 26,890 1,232
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rexel SA Class H 149,290 4,112
Safran SA 10,474 2,376
Sartorius Stedim Biotech 34,398 6,861
Societe Generale SA 83,584 2,412
Teleperformance 43,082 4,522
Total SE 67,594 4,228
Valeo SE 69,985 674
Vinci SA 2,963 331
86,527
Germany - 7.0%
adidas AG 12,057 2,875
Allianz SE 6,246 1,967
BASF SE 122,910 5,970
Bayer AG 121,975 3,284
Beiersdorf AG 3,335 450
Commerzbank AG 23,453 415
Continental AG 54,018 3,365
CTS Eventim AG & Co. KGaA 35,832 3,760
Daimler Truck Holding AG 171,442 7,093
Deutsche Boerse AG 37,209 8,651
Deutsche Post AG 8,928 359
Deutsche Telekom AG 12,444 377
E.ON SE 26,241 354
Evonik Industries AG 164,488 3,620
Fresenius Medical Care AG 68,593 2,679
Fresenius SE & Co. KGaA(Æ) 48,203 1,756
GEA Group AG 19,353 953
Hannover Rueck SE 8,901 2,340
Heidelberg Materials AG 27,201 2,994
Infineon Technologies AG 63,781 2,014
Knorr-Bremse AG 9,406 774
Mercedes-Benz Group AG 49,308 2,987
Merck KGaA 1,953 323
Muenchener Rueckversicherungs-
Gesellschaft AG 6,595 3,379
Rheinmetall AG 5,393 2,779
SAP SE 24,643 5,760
Siemens AG 3,032 589
Symrise AG 3,707 446
Talanx AG 3,353 259
72,572
Hong Kong - 2.1%
AIA Group, Ltd. 1,202,575 9,569
CK Asset Holdings, Ltd. 252,157 1,033
CLP Holdings, Ltd. 190,000 1,614
Hang Seng Bank, Ltd. 94,000 1,150
Hong Kong & China Gas Co., Ltd. 1,708,000 1,325
Hong Kong Exchanges & Clearing, Ltd. 17,000 679
Power Assets Holdings, Ltd. 242,000 1,610
Prudential PLC 331,707 2,733
Sino Land Co., Ltd. 228,000 228
Techtronic Industries Co., Ltd. 21,239 304
WH Group, Ltd.(Þ) 1,605,500 1,244
21,489

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hungary - 0.1%
OTP Bank PLC 17,194 856
India - 1.4%
Axis Bank, Ltd. - GDR(Þ) 24,169 1,669
HDFC Bank, Ltd. - ADR 116,422 7,338
Larsen & Toubro, Ltd. - GDR(Þ) 51,989 2,235
MakeMyTrip, Ltd.(Æ) 32,597 3,308
14,550
Indonesia - 0.1%
Bank Rakyat Indonesia Persero Tbk PT 4,344,300 1,328
Ireland - 1.6%
Accenture PLC Class A 19,865 6,850
AIB Group PLC 215,457 1,148
Bank of Ireland Group PLC 443,341 4,058
Flutter Entertainment PLC(Æ) 16,637 3,911
Kingspan Group PLC 3,148 276
16,243
Israel - 0.1%
Check Point Software Technologies,
Ltd.(Æ) 3,862 669
Nice, Ltd.(Æ) 1,640 286
955
Italy - 3.1%
BPER Banca SpA 290,287 1,770
Coca-Cola HBC AG 8,422 295
Davide Campari-Milano SpA 731,757 4,936
Enel SpA 663,694 5,034
Eni SpA 174,483 2,658
FinecoBank Banca Fineco SpA 412,227 6,614
Generali 18,807 523
Intesa Sanpaolo SpA 87,670 376
Moncler SpA 28,154 1,567
Poste Italiane SpA(Þ) 14,482 205
Prysmian SpA 4,111 291
Recordati SpA 13,638 775
Ryanair Holdings PLC - ADR 52,077 2,305
Terna - Rete Elettrica Nazionale 23,893 207
UniCredit SpA 108,506 4,807
32,363
Japan - 16.3%
Advantest Corp. 48,000 2,765
Ajinomoto Co., Inc. 10,694 412
Alfresa Holdings Corp. 35,000 506
Alps Alpine Co., Ltd. 51,800 510
Amada Co., Ltd. 38,200 374
Asahi Group Holdings, Ltd. 16,800 202
Asics Corp. 16,300 287
Bridgestone Corp. 109,400 3,877
Brother Industries, Ltd. 23,400 455
Canon, Inc. 96,600 3,135
Chugai Pharmaceutical Co., Ltd. 11,000 525
Dai-ichi Life Holdings, Inc. 54,025 1,345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiichi Sankyo Co., Ltd. 93,300 3,018
Daikin Industries, Ltd. 1,700 199
Daito Trust Construction Co., Ltd. 9,700 1,071
Daiwa House Industry Co., Ltd. 13,500 402
DeNA Co., Ltd. 37,800 464
Denso Corp. 144,200 2,052
Dentsu, Inc. 50,400 1,547
Disco Corp. 2,100 593
Eisai Co., Ltd. 7,810 268
Fast Retailing Co., Ltd. 1,100 353
Fuji Electric Co., Ltd. 6,000 305
FUJIFILM Holdings Corp. 15,600 370
Fujitsu, Ltd. 26,000 478
Fukuoka Financial Group, Inc. 63,000 1,438
Hakuhodo DY Holdings, Inc. 79,700 631
Hino Motors, Ltd.(Æ) 99,200 243
Hitachi, Ltd. 52,300 1,316
Honda Motor Co., Ltd. 111,074 1,114
Hoya Corp. 1,900 253
Iida Group Holdings Co., Ltd. 65,000 937
Isuzu Motors, Ltd. 91,900 1,188
ITOCHU Corp. 65,700 3,241
Japan Airlines Co., Ltd. 43,800 701
Japan Exchange Group, Inc. 30,400 356
Japan Post Bank Co., Ltd. Class A 23,900 215
Japan Post Holdings Co., Ltd. 47,100 433
Japan Post Insurance Co., Ltd. Class A 56,700 932
Japan Tobacco, Inc. 93,700 2,593
JGC Holdings Corp. 57,600 491
Kajima Corp. 24,700 423
Kao Corp. 63,100 2,794
KDDI Corp. 93,400 2,919
Keyence Corp. 18,200 8,161
Kirin Holdings Co., Ltd. 133,000 1,953
Koito Manufacturing Co., Ltd. 95,200 1,223
Komatsu, Ltd. 133,600 3,457
Kubota Corp. 122,900 1,567
Kyocera Corp. 141,600 1,438
Makita Corp. 25,653 837
MEIJI Holdings Co., Ltd. 23,800 554
Minebea Co., Ltd. 126,000 2,226
Mitsubishi Corp. 16,300 297
Mitsubishi Electric Corp. 16,300 251
Mitsubishi Estate Co., Ltd. 77,400 1,144
Mitsubishi Gas Chemical Co., Inc. 44,000 765
Mitsubishi HC Capital, Inc. 31,900 215
Mitsubishi Heavy Industries, Ltd. 21,900 306
Mitsubishi UFJ Financial Group, Inc. 73,322 765
Mitsui & Co., Ltd. 13,800 280
Mizuho Financial Group, Inc. 18,900 395
MS&AD Insurance Group Holdings,
Inc. 169,400 3,738
Murata Manufacturing Co., Ltd. 21,000 365
NEC Corp. 3,900 331
Nidec Corp. 310,600 6,170
Nikon Corp. 54,500 671
Nintendo Co., Ltd. 11,100 588

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
124 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Telegraph & Telephone Corp. 324,700 313
Nippon Television Holdings, Inc. 48,800 746
Nissan Chemical Corp. 13,700 462
Nissan Motor Co., Ltd. 334,400 883
Nitto Denko Corp. 332,500 5,467
Obayashi Corp. 32,600 399
Obic Co., Ltd. 7,000 229
Olympus Corp. 133,200 2,343
Ono Pharmaceutical Co., Ltd. 108,892 1,369
ORIX Corp. 5,900 124
Otsuka Corp. 25,100 565
Otsuka Holdings Co., Ltd. 6,800 410
Pan Pacific International Holdings
Corp. 10,800 268
Panasonic Holdings Corp. 16,600 133
Persol Holdings Co., Ltd. 479,300 802
Recruit Holdings Co., Ltd. 18,400 1,128
Resona Holdings, Inc. 811,900 5,407
Rinnai Corp. 32,200 703
Rohm Co., Ltd. 98,700 1,094
Secom Co., Ltd. 12,800 454
Sega Sammy Holdings, Inc. 36,300 680
Seiko Epson Corp. 31,800 578
Sekisui Chemical Co., Ltd. 57,400 808
Sekisui House, Ltd. 22,200 537
SG Holdings Co., Ltd. 33,100 331
Shin-Etsu Chemical Co., Ltd. 263,570 9,756
Shionogi & Co., Ltd. 110,700 1,579
SMC Corp. 3,300 1,411
SoftBank Corp. 317,400 663
Sony Group Corp. 142,250 2,501
Stanley Electric Co., Ltd. 38,223 653
Subaru Corp. 131,288 2,345
Sumitomo Corp. 10,500 219
Sumitomo Electric Industries, Ltd. 36,300 558
Sumitomo Heavy Industries, Ltd. 26,900 598
Sumitomo Mitsui Financial Group, Inc. 70,500 1,488
Sumitomo Mitsui Trust Holdings, Inc. 109,800 2,422
Sumitomo Rubber Industries, Ltd. 63,900 652
Suntory Beverage & Food, Ltd. 99,900 3,370
Suzuki Motor Corp. 23,200 229
T&D Holdings, Inc. 241,200 3,829
Taiheiyo Cement Corp. 22,900 496
Takeda Pharmaceutical Co., Ltd. 91,000 2,535
TDK Corp. 294,000 3,474
Terumo Corp. 25,800 491
THK Co., Ltd. 41,000 673
Tokio Marine Holdings, Inc. 91,900 3,268
Tokyo Electron, Ltd. 41,568 6,180
Toray Industries, Inc. 422,600 2,296
TOTO, Ltd. 15,600 437
Toyota Motor Corp. 146,100 2,518
Trend Micro, Inc. 14,700 769
Tsuruha Holdings, Inc. 9,900 553
Unicharm Corp. 13,200 423
Yakult Honsha Co., Ltd. 28,200 612
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yamato Holdings Co., Ltd. 72,584 765
169,424
Jordan - 0.1%
Hikma Pharmaceuticals PLC 23,289 557
Luxembourg - 0.4%
ArcelorMittal SA 153,064 3,793
RTL Group SA 15,918 506
4,299
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 944,883 4,162
Mexico - 0.1%
Fresnillo PLC 85,728 814
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 109,901 1,823
Adyen NV(Æ)(Þ) 498 757
Argenx SE(Æ) 3,185 1,872
ASM International NV 379 210
ASML Holding NV 9,069 6,098
BE Semiconductor Industries NV 2,690 285
Euronext NV(Þ) 10,009 1,104
Ferrari NV 6,216 2,972
Heineken NV 22,935 1,881
ING Groep NV 332,571 5,645
Koninklijke Ahold Delhaize NV 13,509 446
Koninklijke KPN NV 470,576 1,839
Koninklijke Philips NV(Æ) 155,302 4,077
NN Group NV 38,880 1,914
Randstad NV 114,551 5,294
Universal Music Group NV 399,479 10,050
VEON, Ltd. - ADR(Æ) 11,168 357
Wolters Kluwer NV 4,726 796
47,420
New Zealand - 0.0%
Spark New Zealand, Ltd. 231,170 402
Norway - 0.7%
DNB Bank ASA 56,217 1,162
Equinor ASA Class N 189,568 4,543
Gjensidige Forsikring ASA 28,869 521
Norsk Hydro ASA 22,543 139
Orkla ASA 107,028 989
Telenor ASA 33,627 413
7,767
Portugal - 0.0%
Galp Energia SGPS SA Class B 13,198 225
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
Lukoil PJSC(Æ)(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 145,363 —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 1.5%
CapitaLand Ascendas REIT(ö) 91,500 186
DBS Group Holdings, Ltd. 113,180 3,257
Grab Holdings, Ltd. Class A(Æ) 1,480,492 6,040
Oversea-Chinese Banking Corp., Ltd. 246,960 2,808
Singapore Exchange, Ltd. 27,000 232
Singapore Technologies Engineering,
Ltd. 117,100 402
Singapore Telecommunications, Ltd. 1,068,700 2,529
United Overseas Bank, Ltd. 13,900 335
15,789
South Africa - 0.2%
Anglo American PLC 34,544 1,081
MTN Group, Ltd. 117,055 582
Old Mutual, Ltd. 1,068,638 737
2,400
South Korea - 1.1%
Coway Co., Ltd. 15,346 696
Hankook Tire & Technology Co., Ltd. 13,952 356
Hyundai Mobis Co., Ltd. 8,130 1,461
KB Financial Group, Inc. 29,226 1,896
KT Corp. - ADR 101,516 1,597
Samsung Electronics Co., Ltd. 46,694 1,973
Shinhan Financial Group Co., Ltd. 89,712 3,308
11,287
Spain - 2.2%
Amadeus IT Group SA Class A 82,361 5,978
Banco Bilbao Vizcaya Argentaria SA 28,373 282
Banco Santander SA 62,124 304
CaixaBank SA 697,714 4,246
Cellnex Telecom SA(Þ) 53,263 1,947
Iberdrola SA 22,599 335
Industria de Diseno Textil SA 167,570 9,549
Repsol SA 18,674 233
22,874
Sweden - 1.6%
Assa Abloy AB Class B 72,729 2,275
Atlas Copco AB Class A 34,456 571
Atlas Copco AB Class B 160,008 2,339
Boliden AB 6,168 193
Epiroc AB Class A 12,078 237
Equities AB 8,838 257
Essity Aktiebolag Class B 81,242 2,294
Investor AB Class B 10,549 299
Sandvik AB 166,912 3,297
Skandinaviska Enskilda Banken AB
Class A 31,251 441
SKF AB Class B 79,626 1,516
Svenska Handelsbanken AB Class A 24,410 254
Telefonaktiebolaget LM Ericsson Class
B 226,821 1,887
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volvo AB Class B 10,344 269
16,129
Switzerland - 4.1%
ABB, Ltd. 17,653 981
Adecco Group AG 33,523 1,051
Barry Callebaut AG 94 164
DSM-Firmenich AG 2,280 271
EMS-Chemie Holding AG 426 329
Galderma Group AG(Æ) 15,081 1,412
Geberit AG 418 263
Givaudan SA 99 470
Julius Baer Group, Ltd. 56,542 3,460
Logitech International SA 2,932 240
Novartis AG 79,424 8,617
Partners Group Holding AG 1,609 2,231
Schindler Holding AG 5,192 1,507
SGS SA 19,452 2,065
Sika AG 1,022 285
Swatch Group AG (The) Class B 7,842 1,608
Swiss Life Holding AG 359 294
Swisscom AG 3,569 2,176
UBS Group AG 386,631 11,936
Zurich Insurance Group AG 5,888 3,491
42,851
Taiwan - 2.7%
Catcher Technology Co., Ltd. 58,000 418
E Ink Holdings, Inc. 180,000 1,669
Hon Hai Precision Industry Co., Ltd. 222,000 1,392
Taiwan Semiconductor Manufacturing
Co., Ltd. 329,000 10,346
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 77,286 14,726
28,551
Thailand - 0.2%
Kasikornbank PCL 461,900 1,999
United Kingdom - 9.0%
3i Group PLC 21,332 873
Associated British Foods PLC 8,352 239
AstraZeneca PLC 37,922 5,391
Auto Trader Group PLC(Þ) 22,671 246
Aviva PLC 43,101 252
Babcock International Group PLC 75,992 462
BAE Systems PLC 36,994 596
Barclays PLC 807,130 2,474
Barratt Developments PLC 112,711 653
Berkeley Group Holdings PLC 4,503 258
British American Tobacco PLC 112,632 3,923
British Land Co. PLC (The)(ö) 127,073 651
BT Group PLC 793,884 1,424
Burberry Group PLC 70,501 711
CK Hutchison Holdings, Ltd. Class B 245,131 1,285
Compass Group PLC 172,811 5,597
Diageo PLC 89,687 2,797
easyJet PLC 191,633 1,263

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
126 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC Holdings PLC 558,882 5,104
Imperial Tobacco Group PLC 7,706 232
Intermediate Capital Group PLC 77,864 2,090
Intertek Group PLC 112,235 6,773
J Sainsbury PLC 844,971 2,914
Kingfisher PLC 326,514 1,239
Land Securities Group PLC(ö) 89,193 695
Lloyds Banking Group PLC 354,564 245
London Stock Exchange Group PLC 52,276 7,102
NatWest Group PLC 689,441 3,262
Next PLC 2,351 298
Pearson PLC 18,974 278
Reckitt Benckiser Group PLC 110,192 6,655
RELX PLC 170,729 7,847
Rolls Royce Holdings PLC(Æ) 48,298 335
Sage Group PLC (The) 29,934 376
Standard Chartered PLC 523,683 6,040
Tate & Lyle PLC 90,502 875
Tesco PLC 812,084 3,586
Travis Perkins PLC 81,159 842
Unilever PLC 70,110 4,291
Wausau Paper Corp. 185,605 1,955
Wise PLC Class A(Æ) 185,540 1,702
93,831
United States - 11.7%
Alcon, Inc. 18,415 1,689
Allegion PLC 63,142 8,816
Amdocs, Ltd. 48,307 4,239
Aon PLC Class A 10,923 4,007
BP PLC 572,066 2,780
CSL, Ltd. 2,358 442
Experian PLC 9,267 453
GSK Finance No. 3 PLC 353,487 6,458
Haleon PLC 2,039,754 9,762
Holcim AG 46,008 4,538
Linde PLC 24,314 11,091
Medtronic PLC 31,721 2,831
Nestle SA 134,357 12,705
Roche Holding AG 29,544 9,175
Sanofi SA 80,464 8,490
Schlumberger NV 114,839 4,602
Schneider Electric SE 54,141 14,006
Shell PLC 320,540 10,689
Spotify Technology SA(Æ) 8,707 3,353
Stellantis NV 35,669 491
Tenaris SA 54,559 899
121,516
Total Common Stocks
(cost $908,353) 993,443
Preferred Stocks - 0.8%
Brazil - 0.0%
Raizen SA
6.416% (Ÿ) 1,113,007 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 0.3%
Henkel AG & Co. KGaA
2.337% (Ÿ) 15,045 1,302
Volkswagen AG
10.788% (Ÿ) 20,710 2,003
3,305
South Korea - 0.5%
Samsung Electronics Co., Ltd.
3.148% (Ÿ) 146,482 5,071
Total Preferred Stocks
(cost $11,547) 8,915
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 22,786,755 (∞) 22,784
Total Short-Term Investments
(cost $22,785) 22,784
Total Investments - 98.4%
(identified cost $942,685) 1,025,142
Other Assets and Liabilities,
Net - 1.6%
16,322
Net Assets - 100.0%
1,041,464

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 127
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.4%
ABN AMRO Bank NV 10/03/19 EUR 109,901 17 .26 1,897
1,823
Adyen NV 04/19/22 EUR 498 1,641 .44 817
757
Amundi SA 02/28/19 EUR 43,934 66 .73 2,932
3,192
Auto Trader Group PLC 08/04/23 GBP 22,671 8 .08 183
246
Axis Bank, Ltd. 04/12/24 GBP 24,169 66 .41 1,605
1,669
Cellnex Telecom SA 04/20/21 EUR 53,263 49 .12 2,616
1,947
Euronext NV 07/26/24 EUR 10,009 100 .64 1,007
1,104
Larsen & Toubro, Ltd. 02/23/24 51,989 41 .50 2,158
2,235
Poste Italiane SpA 11/10/23 EUR 14,482 10 .63 154
205
WH Group, Ltd. 06/26/19 HKD 1,605,500 0 .80 1,292 1,244
14,422
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 18 EUR 1,325 11/24
(38)
DAX Index Futures 3 EUR 1,436 12/24
17
EURO STOXX 50 Index Futures 14 EUR 677 12/24
(9)
FTSE/MIB Index Futures 2 EUR 341 12/24
4
IBEX 35 Index Futures 3 EUR 349 11/24
(10)
OMXS30 Index Futures 12 SEK 3,041 11/24
(5)
S&P/TSX 60 Index Futures 213 CAD 61,655 12/24
822
SPI 200 Index Futures 268 AUD 54,739 12/24
(84)
TOPIX Index Futures 102 JPY 2,748,390 12/24 947
Short Positions
FTSE 100 Index Futures 39 GBP 3,169 12/24
118
Hang Seng Index Futures 83 HKD 84,452 11/24
174
MSCI Emerging Markets Index Futures 728 USD 41,005 12/24
(968)
MSCI Singapore Index Futures 282 SGD 9,560 11/24
185
S&P 500 E-Mini Index Futures 74 USD 21,232 12/24 (160)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 993
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,943 EUR 5,400 12/18/24 (58)
Bank of America EUR 9,750 USD 10,614 12/18/24 (11)
Bank of America GBP 411 USD 533 11/01/24 3
Bank of America GBP 615 USD 790 11/04/24 (2)
Bank of America JPY 720,000 USD 4,905 12/18/24 139
Bank of New York USD 7,632 AUD 11,469 12/18/24 (80)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
128 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 7,572 CAD 10,276 12/18/24 (180)
Bank of New York USD 12,667 JPY 1,776,770 12/18/24 (906)
Bank of New York EUR 5,615 USD 6,212 12/18/24 92
Citigroup USD 7,637 AUD 11,469 12/18/24 (86)
Citigroup USD 7,574 CAD 10,276 12/18/24 (182)
Citigroup USD 12,663 JPY 1,776,770 12/18/24 (902)
Citigroup EUR 5,615 USD 6,213 12/18/24 93
Citigroup HKD 1,145 USD 147 12/18/24 —
HSBC USD 7,637 AUD 11,469 12/18/24 (86)
HSBC USD 7,577 CAD 10,276 12/18/24 (185)
HSBC USD 12,677 JPY 1,776,770 12/18/24 (916)
HSBC EUR 5,615 USD 6,214 12/18/24 94
Royal Bank of Canada USD 7,639 AUD 11,469 12/18/24 (88)
Royal Bank of Canada USD 7,578 CAD 10,276 12/18/24 (186)
Royal Bank of Canada USD 12,647 JPY 1,776,770 12/18/24 (886)
Royal Bank of Canada EUR 5,615 USD 6,211 12/18/24 92
Royal Bank of Canada HKD 1,145 USD 147 12/18/24 —
State Street USD 9,170 DKK 61,800 12/18/24 (138)
State Street USD 10,031 SEK 103,587 12/18/24 (287)
State Street USD 324 SGD 420 12/18/24 (5)
State Street CHF 6,130 USD 7,290 12/18/24 156
State Street GBP 2,791 USD 3,638 12/18/24 40
State Street NOK 20,940 USD 1,931 12/18/24 27
State Street NZD 960 USD 588 12/18/24 14
Toronto Dominion Bank USD 7,628 AUD 11,469 12/18/24 (77)
Toronto Dominion Bank USD 7,571 CAD 10,276 12/18/24 (179)
Toronto Dominion Bank USD 12,687 JPY 1,776,770 12/18/24 (927)
Toronto Dominion Bank EUR 5,615 USD 6,210 12/18/24 90
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (5,527)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 23,412 $ —
$ —
$ 23,412 2 .3
Austria — 8,191 —
—
8,191 0 .8
Belgium — 2,531 —
—
2,531 0 .2
Brazil 9,851 — —
—
9,851 0 .9
Burkina Faso 496 — —
—
496 —
*
Canada 47,409 — —
—
47,409 4 .6
Chile — 249 —
—
249 —
*

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 129
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
China — 27,258 —
—
27,258 2 .6
Denmark — 24,133 —
—
24,133 2 .3
Finland — 10,733 —
—
10,733 1 .0
France — 86,527 —
—
86,527 8 .3
Germany — 72,572 —
—
72,572 7 .0
Hong Kong — 21,489 —
—
21,489 2 .1
Hungary — 856 —
—
856 0 .1
India 10,646 3,904 —
—
14,550 1 .4
Indonesia — 1,328 —
—
1,328 0 .1
Ireland 6,850 9,393 —
—
16,243 1 .6
Israel 669 286 —
—
955 0 .1
Italy 2,305 30,058 —
—
32,363 3 .1
Japan — 169,424 —
—
169,424 16 .3
Jordan — 557 —
—
557 0 .1
Luxembourg — 4,299 —
—
4,299 0 .4
Macao — 4,162 —
—
4,162 0 .4
Mexico — 814 —
—
814 0 .1
Netherlands 357 47,063 —
—
47,420 4 .6
New Zealand — 402 —
—
402 —
*
Norway — 7,767 —
—
7,767 0 .7
Portugal — 225 —
—
225 —
*
Russia — — —
—
— —
Singapore 6,040 9,749 —
—
15,789 1 .5
South Africa — 2,400 —
—
2,400 0 .2
South Korea 1,597 9,690 —
—
11,287 1 .1
Spain — 22,874 —
—
22,874 2 .2
Sweden — 16,129 —
—
16,129 1 .6
Switzerland — 42,851 —
—
42,851 4 .1
Taiwan 14,726 13,825 —
—
28,551 2 .7
Thailand — 1,999 —
—
1,999 0 .2
United Kingdom — 93,831 —
—
93,831 9 .0
United States 38,938 82,578 —
—
121,516 11 .7
Preferred Stocks 539 8,376 — — 8,915 0 .8
Warrants and Rights — — — — — —
Short-Term Investments — — — 22,784 22,784 2 .2
Total Investments 140,423 861,935 — 22,784 1,025,142 98 .4
Other Assets and Liabilities, Net
1 .6
100 .0

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
130 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 2,267 — — — 2,267 0 .2
Foreign Currency Exchange Contracts 3 837 — — 840 0 .1
A
Liabilities
Futures Contracts (1,274) — — — (1,274) (0 .1)
Foreign Currency Exchange Contracts (2) (6,365) — — (6,367) (0 .6)
Total Other Financial Instruments
**
$ 994 $ (5,528) $ — $ — $ (4,534)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
160,558
Consumer Staples ...............................................................................
68,282
Energy ................................................................................................
49,701
Financial Services ..............................................................................
253,650
Health Care ........................................................................................
98,604
Materials and Processing ...................................................................
87,002
Producer Durables ..............................................................................
119,448
Technology .........................................................................................
126,554
Utilities ...............................................................................................
29,644
Preferred Stocks
Consumer Discretionary ....................................................................
2,003
Consumer Staples ...............................................................................
1,302
Technology .........................................................................................
5,071
Utilities ...............................................................................................
539
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
22,784
Total Investments ............................................................................... 1,025,142

Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 131
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 840
Variation margin on futures contracts* 2,267 —
Total
$ 2,267 $ 840
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,274 $ —
Unrealized depreciation on foreign currency exchange contracts — 6,367
Total
$ 1,274 $ 6,367
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,747 $ —
Foreign currency exchange contracts — (880)
Total
$ 5,747 $ (880)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,952 $ —
Foreign currency exchange contracts — (491)
Total
$ 1,952 $ (491)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
132 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 840 $ — $ 840
Total Financial and Derivative Assets
840 — 840
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ 837 $ — $ 837
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 139 $ 70 $ — $ 69
Bank of New York
92 92 — —
Citigroup
93 93 — —
HSBC
94 94 — —
Royal Bank of Canada
92 92 — —
State Street
237 237 — —
Toronto Dominion Bank
90 90 — —
Total
$ 837 $ 768 $ — $ 69

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 133
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 6,367 $ — $ 6,367
Total Financial and Derivative Liabilities
6,367 — 6,367
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 6,365 $ — $ 6,365
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 70 $ 70 $ — $ —
Bank of New York 1,166 92 — 1,074
Citigroup 1,169 93 — 1,076
HSBC 1,188 94 — 1,094
Royal Bank of Canada 1,160 92 — 1,068
State Street 429 237 — 192
Toronto Dominion Bank 1,183 90 — 1,093
Total
$ 6,365 $ 768 $ — $ 5,597
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
134 International Developed Markets Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 942,685
Investments, at fair value(>) ........................................................................................................................................................
1,025,142
Foreign currency holdings(^) ....................................................................................................................................................... 2,972
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 840
Receivables:
Dividends and interest ...................................................................................................................................................... 2,374
Dividends from affiliated funds ....................................................................................................................................... 122
Investments sold ............................................................................................................................................................... 1,322
Fund shares sold ............................................................................................................................................................... 451
Foreign capital gains taxes recoverable ........................................................................................................................... 4,935
From broker(a) ................................................................................................................................................................. 10,405
Variation margin on futures contracts .............................................................................................................................. 999
Total assets ...............................................................................................................................................................
1,049,562
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 717
Accrued fees to affiliates .................................................................................................................................................. 800
Other accrued expenses .................................................................................................................................................... 214
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 6,367
Total liabilities ...........................................................................................................................................................
8,098
Net Assets ...............................................................................................................................................................
$ 1,041,464

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 135
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 86,3 40
Shares of beneficial interest .........................................................................................................................................................
237
Additional paid-in capital ............................................................................................................................................................
954,88 7
Net Assets ...............................................................................................................................................................
$ 1,041,464
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 43.63
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 46.29
Class A — Net assets ........................................................................................................................................................... $ 18,390,112
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 421,536
Net asset value per share: Class C (#) .......................................................................................................................................... $ 43.62
Class C — Net assets ........................................................................................................................................................... $ 6,208,362
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 142,339
Net asset value per share: Class M (#) ......................................................................................................................................... $ 43.88
Class M — Net assets .......................................................................................................................................................... $ 205,710,772
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,688,505
Net asset value per share: Class S (#) .......................................................................................................................................... $ 43.86
Class S — Net assets ............................................................................................................................................................ $ 765,589,630
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 17,453,827
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 43.96
Class Y — Net assets ........................................................................................................................................................... $ 45,565,094
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,036,457
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,048
(>)     Investments in affiliates, U.S. Cash Management Fund $ 22,784
(a)   Receivable from Broker for Futures $ 10,405
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
136 International Developed Markets Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 32,611
Dividends from affiliated funds ....................................................................................................................................... 1,767
Interest .............................................................................................................................................................................. 275
Securities lending income (net) ....................................................................................................................................... 182
Less foreign taxes withheld ............................................................................................................................................. (3,480)
Total investment income ..............................................................................................................................................................
31,355
Expenses
Advisory fees ................................................................................................................................................................... 7,401
Administrative fees .......................................................................................................................................................... 508
Custodian fees .................................................................................................................................................................. 223
Distribution fees - Class A ............................................................................................................................................... 46
Distribution fees - Class C ............................................................................................................................................... 49
Transfer agent fees - Class A ........................................................................................................................................... 37
Transfer agent fees - Class C ........................................................................................................................................... 13
Transfer agent fees - Class M .......................................................................................................................................... 396
Transfer agent fees - Class S ............................................................................................................................................ 1,581
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 124
Registration fees ............................................................................................................................................................... 89
Shareholder servicing fees - Class C ............................................................................................................................... 16
Trustees’ fees .................................................................................................................................................................... 48
Printing fees ..................................................................................................................................................................... 66
Miscellaneous .................................................................................................................................................................. 306
Expenses before reductions .............................................................................................................................................. 10,905
Expense reductions .......................................................................................................................................................... (838)
Net expenses ................................................................................................................................................................................
10,067
Net investment income (loss) .......................................................................................................................................................
21,288
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 19,411
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 5,747
Foreign currency exchange contracts ............................................................................................................................... (880)
Foreign currency-related transactions .............................................................................................................................. 155
Net realized gain (loss) ................................................................................................................................................................
24,437
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 154,593
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,952
Foreign currency exchange contracts ............................................................................................................................... (491)
Foreign currency-related transactions .............................................................................................................................. 307
Net change in unrealized appreciation (depreciation) ................................................................................................................. 156,360
Net realized and unrealized gain (loss) ........................................................................................................................................ 180,797
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 202,085

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 137
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 21,288 $ 26,215
Net realized gain (loss) ....................................................................................................................... 24,437 (10,866)
Net change in unrealized appreciation (depreciation) ........................................................................ 156,360 171,336
Net increase (decrease) in net assets from operations .............................................................................. 202,085 186,685
Distributions
To shareholders
Class A .......................................................................................................................................... (342) (259)
Class C .......................................................................................................................................... (72) (98)
Class M ......................................................................................................................................... (4,372) (3,338)
Class S .......................................................................................................................................... (16,969) (14,690)
Class Y .......................................................................................................................................... (977) (580)
Net decrease in net assets from distributions ............................................................................................ (22,732) (18,965)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (199,006) (565,820)
Total Net Increase (Decrease) in Net Assets ........................................................................
(19,653) (398,100)
Net Assets
Beginning of period .................................................................................................................................. 1,061,117 1,459,217
End of period .............................................................................................................................................
$ 1,041,464 $ 1,061,117

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
138 International Developed Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 54 $ 2,243 55 $ 2,141
Proceeds from reinvestment of distributions 8 341 7 258
Payments for shares redeemed (81) (3,400) (121) (4,674)
Net increase (decrease)
(19) (816) (59) (2,275)
Class C
Proceeds from shares sold 4 151 4 157
Proceeds from reinvestment of distributions 2 72 3 98
Payments for shares redeemed (23) (963) (37) (1,427)
Net increase (decrease)
(17) (740) (30) (1,172)
Class M
Proceeds from shares sold 804 34,312 1,122 42,791
Proceeds from reinvestment of distributions 107 4,372 93 3,337
Payments for shares redeemed (90 4 ) (38,228) (4,615) (171,490)
Net increase (decrease)
7 456 (3,400) (125,362)
Class S
Proceeds from shares sold 1,338 56,507 1,767 68,488
Proceeds from reinvestment of distributions 413 16,844 407 14,608
Payments for shares redeemed (6,711) (272,542) (13,859) (516,314)
Net increase (decrease)
(4,960) (199,191) (11,685) (433,218)
Class Y
Proceeds from shares sold 26 1,088 38 1,291
Proceeds from reinvestment of distributions 24 977 16 580
Payments for shares redeemed (18) (780) (142) (5,664)
Net increase (decrease)
32 1,285 (88) (3,793)
Total increase (decrease)
(4,95 7 ) $ (199,006) (15,262) $ (565,820)

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
140 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 36.79 .73 6.90 7.63 (.79) —
October 31, 2023 33.13 .66 3.53 4.19 — (.53)
October 31, 2022 44.41 .67 (10.63) (9.96) (1.05) (.27)
October 31, 2021 32.08 .67 11.99 12.66 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
Class C
October 31, 2024 36.76 .41 6.91 7.32 (.46) —
October 31, 2023 33.35 .38 3.56 3.94 — (.53)
October 31, 2022 44.66 .38 (10.71) (10.33) (.71) (.27)
October 31, 2021 32.24 .35 12.09 12.44 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
Class M
October 31, 2024 36.99 .89 6.95 7.84 (.95) —
October 31, 2023 33.18 .81 3.53 4.34 — (.53)
October 31, 2022 44.49 .82 (10.63) (9.81) (1.23) (.27)
October 31, 2021 32.13 .87 11.96 12.83 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
Class S
October 31, 2024 36.97 .8 5 6.9 3 7.78 (.89) —
October 31, 2023 33.20 .77 3.53 4.30 — (.53)
October 31, 2022 44.51 .79 (10.64) (9.85) (1.19) (.27)
October 31, 2021 32.14 .78 12.02 12.80 (.43) —
October 31, 2020 36.71 .43 (3.88) (3.45) (1.12) —
Class Y
October 31, 2024 37.06 .9 3 6.9 4 7.8 7 (.97) —
October 31, 2023 33.23 .84 3.52 4.36 — (.53)
October 31, 2022 44.56 .85 (10.66) (9.81) (1.25) (.27)
October 31, 2021 32.17 .86 12.02 12.88 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 141
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.79) 43.63 20.90 18,390 1.2 8 1.2 6 1.7 3 28
(.53) 36.79 12.68 16,197 1.26 1.22 1.70 30
(1.32) 33.13 (23.02) 16,547 1.26 1.22 1.75 32
(.33) 44.41 39.61 23,364 1.25 1.22 1.60 34
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(.46) 43.62 19.99 6,208 2.0 3 2.01 .9 7 28
(.53) 36.76 11.84 5,865 2.01 1.97 .97 30
(.98) 33.35 (23.58) 6,326 2.01 1.97 .98 32
(.02) 44.66 38.59 9,663 2.00 1.97 .83 34
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(.95) 43.88 21.38 205,711 1.0 3 .8 7 2. 10 28
(.53) 36.99 13.12 173,150 1.01 .83 2.10 30
(1.50) 33.18 (22.71) 268,131 1.01 .83 2.15 32
(.47) 44.49 40.15 364,171 1.00 .83 2.06 34
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(.89) 43.86 21.24 765,590 1.0 3 .9 7 2.00 28
(.53) 36.97 12.99 828,666 1.01 .93 1.98 30
(1.46) 33.20 (22.78) 1,131,900 1.01 .93 2.05 32
(.43) 44.51 40.02 1,578,103 1.00 .93 1.85 34
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(.97) 43.96 21.45 45,565 .8 3 . 81 2.1 7 28
(.53) 37.06 13.16 37,239 .81 .77 2.17 30
(1.52) 33.23 (22.68) 36,313 .81 .77 2.22 32
(.49) 44.56 40.26 61,501 .80 .77 2.05 34
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
142 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 621,428
Administrative fees 43,676
Distribution fees 8,122
Shareholder servicing fees 1,356
Transfer agent fees 123,007
Trustee fees 2,858
$ 800,447
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,625 $ 267,283 $ 274,127 $ 4 $ (1) $ 22,784 $ 1,767 $ —
U.S. Cash Collateral Fund 6,885 108,396 115,281 — — — 325 —
$ 36,510 $ 375,679 $ 389,408 $ 4 $ (1) $ 22,784 $ 2,092 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 95 2 , 278 , 968 $ 13 1 , 917 , 881 $ (6 7 , 971 , 071 ) $ 63, 946 , 810 $ 33,319,117 $ (1 0 , 802 , 646 )
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 22,732,491 $ — $ — $ 2,221 $ 18,962,848 $ —
Total distributable earnings (losses)
$ 1
Additional paid-in capital
(1)

Russell Investment Company
Global Equity Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Australia - 0.3%
BHP Group, Ltd. 45,159 1,255
Cochlear, Ltd. 7,106 1,313
Insurance Australia Group, Ltd. 112,705 552
Pro Medicus , Ltd. 5,446 693
Rio Tinto, Ltd. 25,392 1,976
Telstra Group, Ltd. 186,042 465
6,254
Austria - 0.4%
Ams-Osram Ag(Æ) 39,651 384
Erste Group Bank AG 74,945 4,221
Mondi PLC 140,273 2,271
Raiffeisen Bank International AG 9,683 173
Verbund AG Class A 3,092 254
7,303
Belgium - 0.3%
Ageas SA 50,484 2,630
Anheuser-Busch InBev SA 29,456 1,754
Lotus Bakeries NV 25 327
Proximus SADP 106,495 775
5,486
Brazil - 0.8%
Ambev SA 905,744 1,980
Atacadao SA 694,272 900
Banco Bradesco SA - ADR 1,191,180 2,942
Caixa Seguridade Participacoes SA 172,046 429
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp 96,651 1,539
Lojas Renner SA 515,878 1,657
MercadoLibre , Inc.(Æ) 905 1,844
Telefonica Brasil SA 261,677 2,383
Ultrapar Participacoes SA 111,364 402
14,076
Burkina Faso - 0.1%
Endeavour Mining PLC 46,789 1,036
Canada - 2.2%
Agnico Eagle Mines, Ltd. 21,135 1,824
Air Canada Class B(Æ) 60,544 821
ARC Resources, Ltd. 80,073 1,326
Bank of Montreal 7,773 708
Barrick Gold Corp. 218,746 4,228
Brookfield Asset Management, Inc. 13,936 739
Canadian Imperial Bank of Commerce 10,466 655
Canadian National Railway Co. 68,579 7,405
Canadian Natural Resources, Ltd. 22,149 753
CCL Industries, Inc. Class B 7,854 458
Cenovus Energy, Inc. 6,041 97
Enbridge, Inc. 2,874 116
Fairfax Financial Holdings, Ltd. 443 551
Great-West Lifeco , Inc. 12,875 432
iA Financial Corp., Inc. 1,395 114
Imperial Oil, Ltd. 7,634 570
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intact Financial Corp. 7,480 1,429
Manulife Financial Corp. 78,435 2,291
Royal Bank of Canada 28,375 3,432
Shopify, Inc. Class A(Æ) 31,542 2,467
Sun Life Financial, Inc. 24,390 1,352
Suncor Energy, Inc. 233,698 8,822
Toronto-Dominion Bank (The) 2,034 112
Tourmaline Oil Corp. 11,437 527
41,229
China - 1.0%
Alibaba Group Holding, Ltd. 161,700 1,979
Alibaba Group Holding, Ltd. - ADR 75,420 7,390
Baidu, Inc. Class A(Æ) 143,150 1,638
China Mengniu Dairy Co., Ltd. 729,000 1,626
Dongfeng Motor Group Co., Ltd. Class
H 1,488,000 459
Tencent Holdings, Ltd. 60,300 3,137
Trip.com Group, Ltd. - ADR(Æ) 37,055 2,386
Yangzijiang Shipbuilding Holdings,
Ltd. 500,530 972
19,587
Denmark - 0.7%
Demant A/S(Æ) 19,667 722
DSV A/S 9,504 2,068
Genmab A/S(Æ) 2,370 529
Novo Nordisk A/S Class B 85,811 9,595
Pandora A/S 4,478 678
13,592
Finland - 0.4%
Elisa OYJ 6,423 306
Nokia OYJ 1,046,787 4,921
Nordea Bank Abp 93,292 1,092
Sampo OYJ Class A 20,767 922
UPM- Kymmene OYJ 24,549 719
Wartsila OYJ Abp Class B 13,594 259
8,219
France - 4.0%
Accor SA 55,596 2,521
Airbus Group SE 37,317 5,687
AXA SA 134,193 5,031
BNP Paribas SA 193,913 13,247
Carrefour SA 189,087 2,997
Cie de Saint-Gobain SA 34,123 3,097
Danone SA 5,490 392
Dassault Aviation SA 1,616 326
Engie SA 270,222 4,527
EssilorLuxottica SA 7,266 1,709
Hermes International 947 2,150
Legrand SA 4,024 451
L'Oreal SA 10,259 3,863
LVMH Moet Hennessy Louis Vuitton
SE 11,499 7,630
Orange SA 268,966 2,954
Pernod Ricard SA 19,518 2,437

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
144 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Publicis Groupe SA 20,041 2,137
Renault SA 47,613 2,181
Societe Generale SA 169,042 4,877
TotalEnergies SE 96,487 6,035
Valeo SE 118,663 1,142
75,391
Germany - 2.3%
BASF SE 65,346 3,174
Bayerische Motoren Werke AG 58,927 4,636
Continental AG 26,597 1,657
Daimler Truck Holding AG 203,967 8,439
Deutsche Telekom AG 69,963 2,118
Evonik Industries AG 111,538 2,455
Fresenius SE & Co. KGaA (Æ) 88,827 3,235
Hannover Rueck SE 2,723 716
Heidelberg Materials AG 42,999 4,733
Henkel AG & Co. KGaA 2,409 188
Infineon Technologies AG 54,468 1,720
Mercedes-Benz Group AG 22,722 1,377
Muenchener Rueckversicherungs-
Gesellschaft AG 6,108 3,129
Rational AG 276 270
Rheinmetall AG 3,076 1,585
Siemens AG 18,475 3,586
Talanx AG 4,209 325
Volkswagen AG 4,719 470
Zalando SE(Æ)(Þ) 3,795 114
43,927
Hong Kong - 1.0%
AIA Group, Ltd. 1,393,148 11,086
CK Asset Holdings, Ltd. 451,500 1,849
Power Assets Holdings, Ltd. 65,500 436
Prudential PLC 328,705 2,708
WH Group, Ltd.(Þ) 3,507,099 2,717
18,796
India - 0.5%
HDFC Bank, Ltd. - ADR 139,745 8,808
Ireland - 0.8%
Accenture PLC Class A 24,594 8,481
AIB Group PLC 412,928 2,200
Bank of Ireland Group PLC 200,286 1,833
Flutter Entertainment PLC(Æ) 14,531 3,416
15,930
Israel - 0.0%
Nice, Ltd.(Æ) 3,235 563
Italy - 1.1%
Banca Mediolanum SpA 30,533 378
BPER Banca 520,928 3,177
Eni SpA 337,306 5,138
FinecoBank Banca Fineco SpA 23,779 382
Poste Italiane SpA (Þ) 80,689 1,140
Ryanair Holdings PLC - ADR 50,527 2,236
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA 180,304 7,988
20,439
Japan - 6.6%
Alfresa Holdings Corp. 71,100 1,027
Alps Alpine Co., Ltd. 77,800 767
Amada Co., Ltd. 63,400 621
Bridgestone Corp. 21,000 744
Brother Industries, Ltd. 56,300 1,096
Canon, Inc. 82,200 2,667
Dai-ichi Life Holdings, Inc. 83,000 2,067
DeNA Co., Ltd. 52,800 648
Denso Corp. 71,000 1,010
Dentsu , Inc. 92,800 2,848
Eisai Co., Ltd. 16,100 552
Hakuhodo DY Holdings, Inc. 130,300 1,031
Hino Motors, Ltd.(Æ) 208,100 511
Honda Motor Co., Ltd. 45,531 457
Isuzu Motors, Ltd. 169,200 2,187
ITOCHU Corp. 66,600 3,285
Japan Airlines Co., Ltd. 71,000 1,136
Japan Post Insurance Co., Ltd. Class A 104,300 1,715
JGC Holdings Corp. 114,800 979
Kao Corp. 23,100 1,023
KDDI Corp. 66,900 2,090
Keyence Corp. 17,900 8,027
Kirin Holdings Co., Ltd. 158,800 2,332
Koito Manufacturing Co., Ltd. 130,100 1,672
Komatsu, Ltd. 3,900 101
Kubota Corp. 255,200 3,254
Kyocera Corp. 146,700 1,490
Makita Corp. 46,832 1,529
Mazda Motor Corp. 32,200 228
Mitsubishi Estate Co., Ltd. 145,700 2,152
Mitsubishi Gas Chemical Co., Inc. 80,800 1,404
Mitsubishi UFJ Financial Group, Inc. 40,100 419
Mizuho Financial Group, Inc. 41,700 871
MS&AD Insurance Group Holdings,
Inc. 148,700 3,281
Nidec Corp. 360,600 7,164
Nikon Corp. 80,800 995
Nippon Telegraph & Telephone Corp. 418,300 404
Nippon Television Holdings, Inc. 84,000 1,284
Nippon Yusen 32,700 1,088
Nissan Motor Co., Ltd. 601,500 1,589
Nomura Holdings, Inc. 130,900 670
Ono Pharmaceutical Co., Ltd. 105,988 1,332
Otsuka Corp. 60,600 1,364
Persol Holdings Co., Ltd. 892,400 1,494
Resona Holdings, Inc. 344,700 2,296
Rinnai Corp. 59,000 1,289
Rohm Co., Ltd. 211,800 2,347
Sega Sammy Holdings, Inc. 66,400 1,244
Sekisui Chemical Co., Ltd. 42,400 597
Shin-Etsu Chemical Co., Ltd. 229,300 8,487
SMC Corp. 4,400 1,881
Sony Group Corp. 152,000 2,672

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stanley Electric Co., Ltd. 70,029 1,197
Subaru Corp. 146,985 2,625
Sumitomo Heavy Industries, Ltd. 40,700 905
Sumitomo Mitsui Financial Group, Inc. 246,300 5,200
Sumitomo Mitsui Trust Holdings, Inc. 161,700 3,567
Sumitomo Rubber Industries, Ltd. 119,900 1,222
T&D Holdings, Inc. 240,000 3,810
Taiheiyo Cement Corp. 42,200 913
Takeda Pharmaceutical Co., Ltd. 72,600 2,022
THK Co., Ltd. 74,200 1,219
Tokio Marine Holdings, Inc. 100,100 3,559
Tokyo Electron, Ltd. 8,200 1,219
Tokyu Corp. 30,800 379
Trend Micro, Inc. 28,600 1,496
Tsuruha Holdings, Inc. 21,700 1,212
Yamato Holdings Co., Ltd. 133,300 1,404
125,367
Luxembourg - 0.0%
RTL Group SA 22,900 728
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 169,000 744
Mexico - 0.1%
Fresnillo PLC 154,621 1,468
Netherlands - 2.7%
ABN AMRO Bank NV(Þ) 194,840 3,231
Argenx SE(Æ) 3,775 2,219
ASM International NV 2,450 1,358
ASML Holding NV 3,501 2,354
EXOR NV 4,237 450
Ferrari NV 5,882 2,812
Heineken NV 55,303 4,537
ING Groep NV 819,530 13,911
Koninklijke Philips NV(Æ) 167,433 4,395
NN Group NV 70,054 3,448
Randstad NV 43,682 2,019
Universal Music Group NV 404,103 10,166
VEON, Ltd. - ADR(Æ) 23,615 754
51,654
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp., Ltd. 16,346 351
Spark New Zealand, Ltd. 99,136 172
Xero , Ltd.(Æ) 6,932 673
1,196
Norway - 0.1%
Kongsberg Gruppen ASA 6,460 673
Norsk Hydro ASA 68,091 419
1,092
Poland - 0.0%
InPost SA(Æ) 16,376 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Æ)(Š) 3,764 —
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.6%
DBS Group Holdings, Ltd. 141,324 4,067
Keppel Corp., Ltd. 94,900 458
Oversea-Chinese Banking Corp., Ltd. 87,700 997
Singapore Telecommunications, Ltd. 234,800 556
United Overseas Bank, Ltd. 197,401 4,754
10,832
South Africa - 0.2%
Anglo American PLC 61,839 1,935
MTN Group, Ltd. 276,450 1,375
Old Mutual, Ltd. 1,841,944 1,270
4,580
South Korea - 1.4%
Coway Co., Ltd. 28,280 1,284
Hankook Tire & Technology Co., Ltd. 22,652 578
Hyundai Mobis Co., Ltd. 14,562 2,616
KB Financial Group, Inc. 53,999 3,503
KT Corp. - ADR 177,104 2,786
Samsung Electronics Co., Ltd. 249,333 10,538
Shinhan Financial Group Co., Ltd. 152,159 5,611
26,916
Spain - 0.7%
Aena SME SA(Þ) 4,477 989
Cellnex Telecom SA(Þ) 35,810 1,309
Iberdrola SA 53,646 796
Industria de Diseno Textil SA 163,457 9,314
Naturgy Energy Group SA 11,406 284
12,692
Sweden - 0.6%
Assa Abloy AB Class B 47,035 1,471
Atlas Copco AB Class A 73,707 1,222
Atlas Copco AB Class B 114,098 1,668
Industrivarden AB Class A 3,115 107
Investment AB Latour Class B 8,898 245
Investor AB Class B 46,541 1,318
Sandvik AB 15,788 312
SKF AB Class B 122,987 2,342
Telefonaktiebolaget LM Ericsson Class
B 419,349 3,490
12,175
Switzerland - 1.5%
Adecco Group AG 61,768 1,937
Belimo Holding AG 801 533

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
146 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Logitech International SA 19,943 1,629
Novartis AG 125,446 13,612
SGS SA 7,175 762
Sonova Holding AG 2,369 865
Swatch Group AG (The) Class B 13,572 2,783
Swisscom AG 1,229 749
UBS Group AG 125,531 3,875
Zurich Insurance Group AG 4,378 2,596
29,341
Taiwan - 2.6%
Catcher Technology Co., Ltd. 63,364 457
Taiwan Semiconductor Manufacturing
Co., Ltd. 130,000 4,088
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 236,953 45,149
49,694
Thailand - 0.4%
Kasikornbank PCL 1,252,200 5,420
SCB X PCL 439,800 1,479
6,899
United Kingdom - 4.1%
AstraZeneca PLC 17,966 2,554
AstraZeneca PLC - ADR 62,516 4,448
Babcock International Group PLC 139,170 846
BAE Systems PLC 62,555 1,008
British American Tobacco PLC 194,688 6,780
British Land Co. PLC (The)(ö) 202,351 1,037
BT Group PLC 1,576,320 2,827
Burberry Group PLC 129,243 1,304
CK Hutchison Holdings, Ltd. Class B 374,000 1,960
Compass Group PLC 175,745 5,692
Diageo PLC 60,746 1,894
easyJet PLC 352,521 2,323
HSBC Holdings PLC 399,675 3,650
J Sainsbury PLC 328,862 1,134
Kingfisher PLC 600,627 2,280
Land Securities Group PLC(ö) 218,719 1,704
Lloyds Banking Group PLC 5,108,867 3,530
Marks & Spencer Group PLC 162,706 788
NatWest Group PLC 842,251 3,985
Reckitt Benckiser Group PLC 61,268 3,701
Rolls-Royce Holdings PLC(Æ) 299,729 2,081
Standard Chartered PLC 472,364 5,448
Tate & Lyle PLC 158,148 1,530
Taylor Wimpey PLC 218,399 414
TechnipFMC PLC 50,125 1,338
Unilever PLC 160,206 9,805
Wausau Paper Corp. 353,258 3,721
77,782
United States - 56.4%
Abbott Laboratories 32,615 3,698
AbbVie, Inc. 7,759 1,582
Adobe, Inc.(Æ) 18,945 9,057
Advanced Micro Devices, Inc.(Æ) 24,628 3,548
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AES Corp. (The) 57,270 944
Aflac, Inc. 28,236 2,959
Agilent Technologies, Inc. 2,032 265
Airbnb, Inc. Class A(Æ) 72,667 9,795
Akamai Technologies, Inc.(Æ) 2,723 275
Align Technology, Inc.(Æ) 655 134
Allegion PLC 51,740 7,224
Allstate Corp. (The) 13,239 2,469
Alnylam Pharmaceuticals, Inc.(Æ) 3,777 1,007
Alphabet, Inc. Class A 44,516 7,617
Alphabet, Inc. Class C 293,211 50,635
Amazon.com, Inc.(Æ) 239,550 44,652
American Express Co. 11,266 3,043
American Financial Group, Inc. 4,834 623
American International Group, Inc. 4,685 355
American Tower Corp.(ö) 1,839 393
Americold Realty Trust, Inc.(ö) 23,757 610
Ameriprise Financial, Inc. 4,590 2,342
Amgen, Inc. 390 125
Amphenol Corp. Class A 5,680 381
Ansys , Inc.(Æ) 15,265 4,891
AO Smith Corp. 8,618 647
Apple, Inc. 209,716 47,377
Applied Materials, Inc. 52,808 9,589
AppLovin Corp. Class A(Æ) 12,690 2,150
Aptiv PLC(Æ) 4,893 278
Arch Capital Group, Ltd.(Æ) 5,124 505
Archer-Daniels-Midland Co. 5,210 288
Arista Networks, Inc.(Æ) 1,696 655
Assurant, Inc. 2,437 467
Autodesk, Inc.(Æ) 969 275
Automatic Data Processing, Inc. 12,748 3,687
Avery Dennison Corp. 5,212 1,079
AXA Equitable Holdings 2,837 129
Axis Capital Holdings, Ltd. 2,407 188
Baker Hughes Co. 197,778 7,531
Bank of America Corp. 82,583 3,454
Becton Dickinson & Co. 13,148 3,071
Berkshire Hathaway, Inc. Class B(Æ) 7,117 3,209
Best Buy Co., Inc. 2,658 240
Biogen, Inc.(Æ) 856 149
Bio- Techne Corp. 2,523 186
BlackRock, Inc. Class A 3,862 3,789
Blackstone, Inc. Class A 40,940 6,868
Booking Holdings, Inc. 1,771 8,282
Boston Scientific Corp.(Æ) 5,489 461
BP PLC 926,454 4,503
Bristol-Myers Squibb Co. 41,827 2,333
Broadcom, Inc. 49,492 8,402
Brookfield Renewable Corp. Class A 10,854 332
Builders FirstSource , Inc.(Æ) 1,850 317
Burlington Stores, Inc.(Æ) 1,381 342
Cadence Design Systems, Inc.(Æ) 1,322 365
Capital One Financial Corp. 2,230 363
Cardinal Health, Inc. 3,405 369
Caterpillar, Inc. 874 329
CBRE Group, Inc. Class A(Æ) 6,025 789

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CF Industries Holdings, Inc. 2,569 211
CH Robinson Worldwide, Inc. 2,527 260
Chemed Corp. 200 108
Chesapeake Energy Corp. 2,384 202
Chevron Corp. 20,282 3,018
Chipotle Mexican Grill, Inc. Class
A(Æ) 64,724 3,610
Chubb, Ltd. 2,457 694
Church & Dwight Co., Inc. 3,161 316
Cigna Group (The) 28,658 9,022
Cincinnati Financial Corp. 8,633 1,216
Cintas Corp. 2,568 529
Cisco Systems, Inc. 98,517 5,396
Citigroup, Inc. 69,961 4,489
Cleveland-Cliffs, Inc.(Æ) 16,411 213
Clorox Co. (The) 1,219 193
CME Group, Inc. Class A 56,843 12,810
Coca-Cola Co. (The) 65,463 4,275
Cognizant Technology Solutions Corp.
Class A 5,605 418
Colgate-Palmolive Co. 52,928 4,960
Comcast Corp. Class A 74,967 3,274
ConocoPhillips 23,763 2,603
Constellation Energy Generation LLC 4,663 1,226
Cooper Cos, Inc. (The)(Æ) 53,446 5,595
Copart , Inc.(Æ) 7,942 409
Corning, Inc. 61,188 2,912
Costco Wholesale Corp. 1,850 1,617
Coterra Energy, Inc. 45,726 1,094
CRH PLC 3,927 375
Crowdstrike Holdings, Inc. Class A(Æ) 1,542 458
Cummins, Inc. 7,512 2,471
CVS Health Corp. 5,295 299
Danaher Corp. 42,306 10,393
Datadog , Inc. Class A(Æ) 16,681 2,092
Deckers Outdoor Corp.(Æ) 7,796 1,254
Delta Air Lines, Inc. 94,626 5,415
Devon Energy Corp. 9,096 352
Diamondback Energy, Inc. 1,715 303
Dick's Sporting Goods, Inc. 1,549 303
Discover Financial Services 1,823 271
Dollar General Corp. 3,102 248
Dollar Tree, Inc.(Æ) 3,239 209
DoorDash , Inc. Class A(Æ) 14,639 2,294
Dover Corp. 2,366 448
Dow, Inc. 3,384 167
DR Horton, Inc. 15,503 2,620
eBay, Inc. 6,771 389
Ecolab, Inc. 1,570 386
Edwards Lifesciences Corp.(Æ) 32,739 2,194
Electronic Arts, Inc. 2,127 321
Elevance Health, Inc. 16,691 6,773
elf Beauty, Inc.(Æ) 13,040 1,372
Eli Lilly & Co. 13,426 11,140
EMCOR Group, Inc. 5,728 2,555
Emerson Electric Co. 3,559 385
Encompass Health Corp. 13,340 1,327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EOG Resources, Inc. 30,720 3,747
EPAM Systems, Inc.(Æ) 960 181
Equifax, Inc. 37,264 9,876
Equinix , Inc.(ö) 3,420 3,106
Erie Indemnity Co. Class A 1,170 525
Estee Lauder Cos., Inc. (The) Class A 3,588 247
Everest Re Group, Ltd. 583 207
Exact Sciences Corp.(Æ) 40,283 2,777
Expeditors International of Washington,
Inc. 2,045 243
Exxon Mobil Corp. 64,245 7,503
F5, Inc.(Æ) 1,377 322
FactSet Research Systems, Inc. 533 242
Fair Isaac Corp.(Æ) 1,038 2,069
Fastenal Co. 4,847 379
FedEx Corp. 3,551 973
Ferguson Enterprises, Inc. 2,943 579
Fiserv, Inc.(Æ) 16,791 3,323
Fortinet, Inc.(Æ) 24,775 1,949
Fortune Brands Innovations, Inc. 3,126 260
Fox Corp. Class B 30,325 1,182
Garmin, Ltd. 2,134 423
GE Vernova , Inc.(Æ) 7,397 2,231
General Dynamics Corp. 39,393 11,487
General Mills, Inc. 24,773 1,685
General Motors Co. 42,823 2,174
Genuine Parts Co. 1,756 202
Gilead Sciences, Inc. 6,146 546
Goldman Sachs Group, Inc. (The) 5,756 2,980
Graco , Inc. 2,431 198
GSK Finance No. 3 PLC 408,508 7,463
Haleon PLC 2,245,117 10,745
Halliburton Co. 87,830 2,436
Hartford Financial Services Group, Inc. 14,803 1,635
HCA Healthcare, Inc. 42,292 15,172
Henry Schein, Inc.(Æ) 3,270 230
Hershey Co. (The) 1,601 284
Hess Corp. 12,050 1,621
Hewlett Packard Enterprise Co. 16,503 322
HF Sinclair Corp. 4,219 163
Holcim AG 33,079 3,263
Hologic , Inc.(Æ) 3,159 255
Home Depot, Inc. (The) 7,121 2,804
Honeywell International, Inc. 15,548 3,198
Hormel Foods Corp. 13,568 415
Hubbell, Inc. Class B 755 322
HubSpot , Inc.(Æ) 4,139 2,296
Humana, Inc. 5,063 1,305
Huntington Ingalls Industries, Inc. 1,838 340
IDEX Corp. 1,735 372
IDEXX Laboratories, Inc.(Æ) 4,641 1,888
Illinois Tool Works, Inc. 5,802 1,515
Incyte Corp.(Æ) 4,308 319
Insulet Corp.(Æ) 4,675 1,082
Intel Corp. 10,431 224
International Business Machines Corp. 2,189 452
Intuit, Inc. 798 487

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
148 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intuitive Surgical, Inc.(Æ) 10,506 5,293
Jack Henry & Associates, Inc. 1,280 233
James Hardie Industries PLC(Æ) 41,289 1,319
JB Hunt Transport Services, Inc. 1,345 243
Johnson & Johnson 46,666 7,460
JPMorgan Chase & Co. 50,599 11,229
Juniper Networks, Inc. 46,191 1,797
Kellanova 12,243 987
Keurig Dr Pepper, Inc. 39,138 1,290
Keysight Technologies, Inc.(Æ) 1,732 258
Kimberly-Clark Corp. 17,377 2,332
Kirby Corp.(Æ) 9,542 1,095
Knight-Swift Transportation Holdings,
Inc. 4,632 241
Kroger Co. (The) 37,916 2,115
Lam Research Corp. 4,580 341
Lennar Corp. Class A 1,912 326
Linde PLC 29,355 13,390
LKQ Corp. 4,071 150
Lowe's Cos., Inc. 2,837 743
LPL Financial Holdings, Inc. 988 279
Lululemon Athletica , Inc.(Æ) 1,114 332
M&T Bank Corp. 1,700 331
Marathon Oil Corp. 8,162 226
Marathon Petroleum Corp. 2,023 294
Markel Group, Inc.(Æ) 150 231
MarketAxess Holdings, Inc. 155 45
Marsh & McLennan Cos., Inc. 25,037 5,464
Marvell Technology, Inc. 28,945 2,319
Masco Corp. 10,141 810
MasterCard, Inc. Class A 34,757 17,364
Match Group, Inc.(Æ) 9,152 330
McCormick & Co., Inc. 10,667 835
McDonald's Corp. 38,445 11,230
Medtronic PLC 17,083 1,525
Merck & Co., Inc. 38,977 3,988
Meta Platforms, Inc. Class A 82,853 47,026
MetLife, Inc. 16,647 1,305
Mettler -Toledo International, Inc.(Æ) 1,470 1,899
Microchip Technology, Inc. 3,951 290
Micron Technology, Inc. 2,146 214
Microsoft Corp. 167,255 67,964
Moderna , Inc.(Æ) 2,223 121
Molina Healthcare, Inc.(Æ) 2,208 709
Mondelez International, Inc. Class A 46,876 3,210
MongoDB, Inc.(Æ) 7,897 2,135
Monolithic Power Systems, Inc. 383 291
Monster Beverage Corp.(Æ) 41,463 2,184
Motorola Solutions, Inc. 4,600 2,067
MSCI, Inc. Class A 15,512 8,860
Mueller Industries, Inc. 13,591 1,114
Nestle SA 167,737 15,861
NetApp, Inc. 19,538 2,253
Netflix, Inc. Class B(Æ) 20,899 15,800
Neurocrine Biosciences, Inc.(Æ) 8,360 1,005
NextEra Energy, Inc. 1,549 123
Nike, Inc. Class B 24,134 1,862
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordson Corp. 859 213
Northrop Grumman Corp. 14,189 7,224
Nucor Corp. 3,066 435
NVIDIA Corp. 275,197 36,535
NVR, Inc.(Æ) 50 458
Occidental Petroleum Corp. 4,173 209
Old Dominion Freight Line, Inc. 1,782 359
ON Semiconductor Corp.(Æ) 5,502 388
Ovintiv , Inc. 5,525 217
Owens Corning 1,910 338
PACCAR, Inc. 3,720 388
Packaging Corp. of America 5,300 1,213
Palantir Technologies, Inc. Class A(Æ) 14,724 612
Palo Alto Networks, Inc.(Æ) 1,008 363
Parker-Hannifin Corp. 4,916 3,117
Parsons Corp.(Æ) 16,789 1,816
Paychex, Inc. 13,301 1,853
Paycom Software, Inc. 654 137
PepsiCo, Inc. 42,416 7,044
Pfizer, Inc. 15,970 452
PG&E Corp. 42,878 867
Philip Morris International, Inc. 20,242 2,686
Phillips 66 13,595 1,656
PNC Financial Services Group, Inc.
(The) 1,936 364
Pool Corp. 532 192
PPG Industries, Inc. 3,076 383
Principal Financial Group, Inc. 13,941 1,149
Procter & Gamble Co. (The) 59,470 9,823
Progressive Corp. (The) 8,889 2,159
PulteGroup, Inc. 3,451 447
QUALCOMM, Inc. 38,688 6,297
Quest Diagnostics, Inc. 1,464 227
Raytheon Technologies Corp. 34,089 4,125
Regeneron Pharmaceuticals, Inc.(Æ) 600 503
Regions Financial Corp. 11,553 276
Reliance Steel & Aluminum Co. 817 234
ResMed , Inc. 1,572 381
Roche Holding AG 38,222 11,901
Rollins, Inc. 23,108 1,089
Ross Stores, Inc. 16,399 2,291
RPM International, Inc. 8,746 1,112
S&P Global, Inc. 27,763 13,336
Salesforce, Inc. 31,991 9,321
Sanofi SA 31,819 3,357
Schlumberger NV 37,711 1,511
Schneider Electric SE 13,664 3,535
Seagate Technology Holdings PLC 43,635 4,380
SEI Investments Co. 6,831 511
ServiceNow , Inc.(Æ) 4,210 3,928
Shell PLC 267,800 8,908
Sherwin-Williams Co. (The) 1,088 390
Simon Property Group, Inc.(ö) 6,341 1,072
Skyworks Solutions, Inc. 18,708 1,638
Snap-on, Inc. 2,704 893
Spotify Technology SA(Æ) 14,235 5,482
Steel Dynamics, Inc. 2,256 294

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synopsys, Inc.(Æ) 664 341
T Rowe Price Group, Inc. 2,252 247
Target Corp. 3,823 574
Tenaris SA 21,719 358
Teradyne, Inc. 1,877 199
Tesla, Inc.(Æ) 12,973 3,241
Texas Instruments, Inc. 6,066 1,232
Texas Pacific Land Corp. 462 539
TJX Cos., Inc. (The) 48,926 5,530
T-Mobile US, Inc. 13,622 3,040
Toro Co. (The) 2,149 173
Tractor Supply Co. 810 215
Trade Desk, Inc. (The) Class A(Æ) 21,852 2,627
Trane Technologies PLC 1,043 386
TransDigm Group, Inc. 7,136 9,293
Travelers Cos., Inc. (The) 11,321 2,784
Uber Technologies, Inc.(Æ) 172,050 12,396
Ubiquiti, Inc. 1,192 317
Ulta Beauty, Inc.(Æ) 684 252
Union Pacific Corp. 13,527 3,139
United Airlines, Inc.(Æ) 51,527 4,033
United Parcel Service, Inc. Class B 4,635 621
United Rentals, Inc. 931 757
United Therapeutics Corp.(Æ) 909 340
UnitedHealth Group, Inc. 20,799 11,741
Universal Health Services, Inc. Class B 1,831 374
Unum Group 20,270 1,301
US Bancorp 4,136 200
US Foods Holding Corp.(Æ) 3,563 220
Valero Energy Corp. 3,354 435
Veeva Systems, Inc. Class A(Æ) 1,187 248
Verisk Analytics, Inc. Class A 1,301 358
Verizon Communications, Inc. 9,662 407
Vertex Pharmaceuticals, Inc.(Æ) 1,258 599
Viking Holdings, Ltd.(Æ) 43,073 1,691
Visa, Inc. Class A 8,096 2,347
Walmart, Inc. 20,528 1,682
Watsco , Inc. 570 270
Webster Financial Corp. 4,221 219
Wells Fargo & Co. 33,283 2,161
Welltower , Inc.(ö) 22,702 3,062
West Pharmaceutical Services, Inc. 689 212
Western Alliance Bancorp 7,737 644
Williams-Sonoma, Inc. 7,909 1,061
Workday, Inc. Class A(Æ) 1,060 248
WR Berkley Corp. 20,131 1,151
WW Grainger, Inc. 295 327
Xcel Energy, Inc. 15,233 1,018
Xylem, Inc. 12,616 1,536
Zoetis, Inc. Class A 54,571 9,756
Zoom Video Communications, Inc.
Class A(Æ) 4,411 330
1,070,389
Total Common Stocks
(cost $1,319,349) 1,784,505
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 0.6%
Brazil - 0.0%
Raizen SA
6.416% (Ÿ) 2,306,637 1,117
Germany - 0.3%
Henkel AG & Co. KGaA
2.337% (Ÿ) 16,596 1,437
Volkswagen AG
10.788% (Ÿ) 37,771 3,653
5,090
South Korea - 0.3%
Samsung Electronics Co., Ltd.
3.148% (Ÿ) 150,204 5,199
Total Preferred Stocks
(cost $13,548) 11,406
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 67,591,487 (∞) 67,585
Total Short-Term Investments
(cost $67,584) 67,585
Total Investments - 98.2%
(identified cost $1,400,481) 1,863,496
Other Assets and Liabilities,
Net - 1.8%
33,944
Net Assets - 100.0%
1,897,440

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
150 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
ABN AMRO Bank NV 03/26/20 EUR 194,840 10.27 2,000
3,231
Aena SME SA 09/10/24 EUR 4,477 204.62 916
989
Cellnex Telecom SA 11/10/22 EUR 35,810 33.84 1,212
1,309
Poste Italiane SpA 09/10/24 EUR 80,689 13.83 1,116
1,140
WH Group, Ltd. 04/11/22 HKD 3,507,099 0.68 2,187
2,717
Zalando SE 10/01/24 EUR 3,795 32.23 122 114
9,500
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 522 USD 57,644 12/24
(40)
S&P 500 E-Mini Index Futures 810 USD 232,409 12/24
2,156
S&P/TSX 60 Index Futures 43 CAD 12,447 12/24
166
SPI 200 Index Futures 200 AUD 40,850 12/24 (62)
Short Positions
CAC40 Euro Index Futures 295 EUR 21,715 11/24
623
DAX Index Futures 38 EUR 18,194 12/24
(217)
EURO STOXX 50 Index Futures 234 EUR 11,312 12/24
109
FTSE 100 Index Futures 549 GBP 44,617 12/24
1,666
FTSE/MIB Index Futures 33 EUR 5,622 12/24
(70)
Hang Seng Index Futures 98 HKD 99,715 11/24
205
IBEX 35 Index Futures 49 EUR 5,708 11/24
153
MSCI Emerging Markets Index Futures 978 USD 55,086 12/24
(1,300)
MSCI Singapore Index Futures 367 SGD 12,441 11/24
240
OMXS30 Index Futures 191 SEK 48,404 11/24
90
TOPIX Index Futures 169 JPY 4,553,705 12/24 (1,537)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,182
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 10,754 CHF 9,000 12/18/24 (282)
Bank of America USD 14,380 JPY 2,000,000 12/18/24 (1,141)
Bank of America EUR 5,000 USD 5,503 12/18/24 54
Bank of America EUR 6,256 USD 7,004 12/18/24 187
Bank of America JPY 1,557,949 USD 10,954 12/18/24 641
Bank of New York USD 5,830 AUD 8,762 12/18/24 (61)
Bank of New York USD 4,510 JPY 632,662 12/18/24 (323)
Bank of New York CAD 5,371 USD 3,957 12/18/24 94
Bank of New York CHF 11,011 USD 13,098 12/18/24 284
Bank of New York EUR 25,127 USD 27,796 12/18/24 413

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 151
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 8,337 USD 10,880 12/18/24 130
Citigroup USD 5,834 AUD 8,762 12/18/24 (65)
Citigroup USD 4,509 JPY 632,662 12/18/24 (321)
Citigroup CAD 5,371 USD 3,959 12/18/24 95
Citigroup CHF 11,011 USD 13,098 12/18/24 284
Citigroup EUR 25,127 USD 27,800 12/18/24 418
Citigroup GBP 8,337 USD 10,885 12/18/24 135
Citigroup HKD 1,415 USD 182 12/18/24 —
HSBC USD 5,835 AUD 8,762 12/18/24 (66)
HSBC USD 50,232 EUR 45,000 12/18/24 (1,192)
HSBC USD 4,514 JPY 632,662 12/18/24 (326)
HSBC CAD 5,371 USD 3,960 12/18/24 97
HSBC CHF 11,011 USD 13,103 12/18/24 289
HSBC EUR 25,127 USD 27,805 12/18/24 422
HSBC GBP 8,337 USD 10,885 12/18/24 136
Royal Bank of Canada USD 5,836 AUD 8,762 12/18/24 (67)
Royal Bank of Canada USD 4,503 JPY 632,662 12/18/24 (315)
Royal Bank of Canada CAD 5,371 USD 3,961 12/18/24 97
Royal Bank of Canada CHF 11,011 USD 13,090 12/18/24 276
Royal Bank of Canada EUR 25,127 USD 27,793 12/18/24 410
Royal Bank of Canada GBP 8,337 USD 10,889 12/18/24 140
Royal Bank of Canada HKD 1,415 USD 182 12/18/24 —
State Street USD 24 AUD 36 11/04/24 —
State Street USD 6,719 DKK 45,281 12/18/24 (101)
State Street USD 23 EUR 21 11/04/24 —
State Street USD 28 EUR 25 11/04/24 —
State Street USD 4,156 NOK 45,071 12/18/24 (58)
State Street USD 178 NZD 290 12/18/24 (4)
State Street USD 2,078 SEK 21,462 12/18/24 (59)
State Street CHF 4,200 USD 4,882 12/18/24 (6)
State Street EUR 4,500 USD 4,870 12/18/24 (34)
State Street GBP 69 USD 88 11/04/24 —
State Street SGD 120 USD 93 12/18/24 1
Toronto Dominion Bank USD 5,828 AUD 8,762 12/18/24 (59)
Toronto Dominion Bank USD 4,518 JPY 632,662 12/18/24 (330)
Toronto Dominion Bank CAD 5,371 USD 3,957 12/18/24 94
Toronto Dominion Bank CHF 11,011 USD 13,108 12/18/24 295
Toronto Dominion Bank EUR 25,127 USD 27,786 12/18/24 402
Toronto Dominion Bank GBP 8,337 USD 10,874 12/18/24 125
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 709

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
152 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 6,254 $ —
$ —
$ 6,254 0.3
Austria — 7,303 —
—
7,303 0.4
Belgium — 5,486 —
—
5,486 0.3
Brazil 14,076 — —
—
14,076 0.8
Burkina Faso 1,036 — —
—
1,036 0.1
Canada 41,229 — —
—
41,229 2.2
China 9,776 9,811 —
—
19,587 1.0
Denmark — 13,592 —
—
13,592 0.7
Finland — 8,219 —
—
8,219 0.4
France — 75,391 —
—
75,391 4.0
Germany — 43,927 —
—
43,927 2.3
Hong Kong — 18,796 —
—
18,796 1.0
India 8,808 — —
—
8,808 0.5
Ireland 8,481 7,449 —
—
15,930 0.8
Israel — 563 —
—
563 —
*
Italy 2,236 18,203 —
—
20,439 1.1
Japan — 125,367 —
—
125,367 6.6
Luxembourg — 728 —
—
728 —
*
Macao — 744 —
—
744 —
*
Mexico — 1,468 —
—
1,468 0.1
Netherlands 754 50,900 —
—
51,654 2.7
New Zealand — 1,196 —
—
1,196 0.1
Norway — 1,092 —
—
1,092 0.1
Poland — 320 —
—
320 —
*
Russia — — —
—
— —
Singapore — 10,832 —
—
10,832 0.6
South Africa — 4,580 —
—
4,580 0.2
South Korea 2,786 24,130 —
—
26,916 1.4
Spain — 12,692 —
—
12,692 0.7
Sweden — 12,175 —
—
12,175 0.6
Switzerland — 29,341 —
—
29,341 1.5
Taiwan 45,149 4,545 —
—
49,694 2.6
Thailand — 6,899 —
—
6,899 0.4
United Kingdom 5,786 71,996 —
—
77,782 4.1
United States 999,177 71,212 —
—
1,070,389 56.4
Preferred Stocks 1,117 10,289 — — 11,406 0.6
Short-Term Investments — — — 67,585 67,585 3.6
Total Investments 1,140,411 655,500 — 67,585 1,863,496 98.2
Other Assets and Liabilities, Net
1.8

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 153
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
100.0
Other Financial Instruments
Assets
Futures Contracts 5,408 — — — 5,408 0.3
Foreign Currency Exchange Contracts — 5,519 — — 5,519 0.3
A
Liabilities
Futures Contracts (3,226) — — — (3,226) (0.2)
Foreign Currency Exchange Contracts — (4,810) — — (4,810) (0.3)
Total Other Financial Instruments
**
$ 2,182 $ 709 $ — $ — $ 2,891
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
237,510
Consumer Staples ...............................................................................
113,120
Energy ................................................................................................
73,840
Financial Services ..............................................................................
316,192
Health Care ........................................................................................
202,335
Materials and Processing ...................................................................
75,248
Producer Durables ..............................................................................
194,994
Technology .........................................................................................
536,053
Utilities ...............................................................................................
35,213
Preferred Stocks
Consumer Discretionary ....................................................................
3,653
Consumer Staples ...............................................................................
1,437
Technology .........................................................................................
5,199
Utilities ...............................................................................................
1,117
Short-Term Investments .............................................................
67,585
Total Investments ............................................................................... 1,863,496

See accompanying notes which are an integral part of the financial statements.
154 Global Equity Fund
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 5,519
Variation margin on futures contracts* 5,408 —
Total
$ 5,408 $ 5,519
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,226 $ —
Unrealized depreciation on foreign currency exchange contracts — 4,810
Total
$ 3,226 $ 4,810
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 38,101 $ —
Foreign currency exchange contracts — (4,317)
Total
$ 38,101 $ (4,317)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 13,595 $ —
Foreign currency exchange contracts — (3,318)
Total
$ 13,595 $ (3,318)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 155
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5,519 $ — $ 5,519
Total Financial and Derivative Assets
5,519 — 5,519
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 5,519 $ — $ 5,519
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 882 $ 882 $ — $ —
Bank of New York
922 384 — 538
Citigroup
932 387 — 545
HSBC
944 944 — —
Royal Bank of Canada
923 382 — 541
State Street
1 1 — —
Toronto Dominion Bank
915 389 — 526
Total
$ 5,519 $ 3,369 $ — $ 2,150

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
156 Global Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4,810 $ — $ 4,810
Total Financial and Derivative Liabilities
4,810 — 4,810
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,810 $ — $ 4,810
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,422 $ 882 $ — $ 540
Bank of New York 384 384 — —
Citigroup 387 387 — —
HSBC 1,584 944 — 640
Royal Bank of Canada 382 382 — —
State Street 262 1 — 261
Toronto Dominion Bank 389 389 — —
Total
$ 4,810 $ 3,369 $ — $ 1,441
^      Collateral received or pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 157
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,400,481
Investments, at fair value(>) ........................................................................................................................................................
1,863,496
Foreign currency holdings(^) ....................................................................................................................................................... 3,618
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5,519
Receivables:
Dividends and interest ...................................................................................................................................................... 2,497
Dividends from affiliated funds ....................................................................................................................................... 281
Investments sold ............................................................................................................................................................... 2,915
Fund shares sold ............................................................................................................................................................... 942
Foreign capital gains taxes recoverable ........................................................................................................................... 2,589
From broker(a) ................................................................................................................................................................. 26,013
Variation margin on futures contracts .............................................................................................................................. 2,194
Total assets ...............................................................................................................................................................
1,910,064
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4,582
Fund shares redeemed ...................................................................................................................................................... 1,641
Accrued fees to affiliates .................................................................................................................................................. 1,388
Other accrued expenses .................................................................................................................................................... 203
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 4,810
Total liabilities ...........................................................................................................................................................
12,624
Net Assets ...............................................................................................................................................................
$ 1,897,440

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
158 Global Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 583,23 1
Shares of beneficial interest .........................................................................................................................................................
1,786
Additional paid-in capital ............................................................................................................................................................
1,312,42 3
Net Assets ...............................................................................................................................................................
$ 1,897,440
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.13
Class A — Net assets ........................................................................................................................................................... $ 11,886,543
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,133,597
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.23
Class C — Net assets ........................................................................................................................................................... $ 2,801,005
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 273,860
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.65
Class M — Net assets .......................................................................................................................................................... $ 327,731,358
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 30,781,744
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.64
Class S — Net assets ............................................................................................................................................................ $ 858,898,098
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 80,734,235
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.59
Class Y — Net assets ........................................................................................................................................................... $ 696,122,809
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 65,703,427
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,650
(>)     Investments in affiliates, U.S. Cash Management Fund $ 67,585
(a)   Receivable from Broker for Futures $ 26,013
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 159
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 41,597
Dividends from affiliated funds ....................................................................................................................................... 3,565
Interest .............................................................................................................................................................................. 1,118
Securities lending income (net) ....................................................................................................................................... 257
Less foreign taxes withheld ............................................................................................................................................. (3,475)
Total investment income ..............................................................................................................................................................
43,062
Expenses
Advisory fees ................................................................................................................................................................... 14,348
Administrative fees .......................................................................................................................................................... 884
Custodian fees .................................................................................................................................................................. 247
Distribution fees - Class A ............................................................................................................................................... 27
Distribution fees - Class C ............................................................................................................................................... 22
Transfer agent fees - Class A ........................................................................................................................................... 21
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 583
Transfer agent fees - Class S ............................................................................................................................................ 1,648
Transfer agent fees - Class Y ........................................................................................................................................... 31
Professional fees .............................................................................................................................................................. 152
Registration fees ............................................................................................................................................................... 127
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 91
Printing fees ..................................................................................................................................................................... 52
Miscellaneous .................................................................................................................................................................. 191
Expenses before reductions .............................................................................................................................................. 18,437
Expense reductions .......................................................................................................................................................... (2,086)
Net expenses ................................................................................................................................................................................
16,351
Net investment income (loss) .......................................................................................................................................................
26,711
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 95,79 1
Investments in affiliated funds ......................................................................................................................................... 20
Futures contracts .............................................................................................................................................................. 38,101
Foreign currency exchange contracts ............................................................................................................................... (4,317)
Foreign currency-related transactions .............................................................................................................................. 350
Net realized gain (loss) ................................................................................................................................................................
129,94 5
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 294,27 3
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 13,595
Foreign currency exchange contracts ............................................................................................................................... (3,318)
Foreign currency-related transactions .............................................................................................................................. 3
Net change in unrealized appreciation (depreciation) ................................................................................................................. 304,55 2
Net realized and unrealized gain (loss) ........................................................................................................................................ 434,497
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 461,208

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
160 Global Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 26,711 $ 23,351
Net realized gain (loss) ....................................................................................................................... 129,94 5 7,685
Net change in unrealized appreciation (depreciation) ........................................................................ 304,55 2 140,419
Net increase (decrease) in net assets from operations .............................................................................. 461,208 171,455
Distributions
To shareholders
Class A .......................................................................................................................................... (95) (126)
Class C .......................................................................................................................................... (6) (26)
Class M ......................................................................................................................................... (3,411) (3,498)
Class S .......................................................................................................................................... (9,871) (8,158)
Class Y .......................................................................................................................................... (10,064) (18,541)
Net decrease in net assets from distributions ............................................................................................ (23,447) (30,349)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 38,427 262,635
Total Net Increase (Decrease) in Net Assets ........................................................................
476,188 403,741
Net Assets
Beginning of period .................................................................................................................................. 1,421,252 1,017,511
End of period .............................................................................................................................................
$ 1,897,440 $ 1,421,252

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 161
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 217 $ 2,102 505 $ 4,084
Proceeds from reinvestment of distributions 11 95 17 126
Payments for shares redeemed (82) (802) (394) (3,073)
Net increase (decrease)
146 1,395 128 1,137
Class C
Proceeds from shares sold 26 243 23 192
Proceeds from reinvestment of distributions 1 6 4 26
Payments for shares redeemed (72) (690) (131) (1,015)
Net increase (decrease)
(45) (441) (104) (797)
Class M
Proceeds from shares sold 8,184 82,019 29,646 236,948
Proceeds from reinvestment of distributions 371 3,410 458 3,497
Payments for shares redeemed (5,635) (55,730) (4,574) (38,332)
Net increase (decrease)
2,920 29,699 25,530 202,113
Class S
Proceeds from shares sold 34,551 316,455 62,056 492,172
Proceeds from reinvestment of distributions 1,069 9,837 1,064 8,121
Payments for shares redeemed (18,669) (186,231) (12,537) (103,316)
Net increase (decrease)
16,951 140,061 50,583 396,977
Class Y
Proceeds from shares sold 246 2,395 1,573 12,584
Proceeds from reinvestment of distributions 1,100 10,064 2,446 18,541
Payments for shares redeemed (14,771) (144,746) (43,436) (367,920)
Net increase (decrease)
(13,425) (132,287) (39,417) (336,795)
Total increase (decrease)
6,54 7 $ 38,427 36,720 $ 262,635

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
162 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 8.16 .11 2.32 2.43 (.10) —
October 31, 2023 7.44 .09 .76 .85 (.13) —
October 31, 2022 9.69 .09 (1.71) (1.62) (.08) (.55)
October 31, 2021 8.89 .05 3.18 3.23 (.07) (2.36)
October 31, 2020 9.98 .05 .14 .19 (.41) (.87)
Class C
October 31, 2024 7.95 .04 2.26 2.30 (.02) —
October 31, 2023 7.25 .03 .73 .76 (.06) —
October 31, 2022 9.45 .03 (1.67) (1.64) (.01) (.55)
October 31, 2021 8.72 (.02) 3.11 3.09 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
Class M
October 31, 2024 8.28 .15 2.34 2.49 (.12) —
October 31, 2023 7.55 .13 .76 .89 (.16) —
October 31, 2022 9.82 .12 (1.72) (1.60) (.12) (.55)
October 31, 2021 8.99 .08 3.21 3.29 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
Class S
October 31, 2024 8.28 .14 2.34 2.48 (.12) —
October 31, 2023 7.56 .12 .76 .88 (.16) —
October 31, 2022 9.83 .12 (1.73) (1.61) (.11) (.55)
October 31, 2021 8.99 .07 3.22 3.29 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
Class Y
October 31, 2024 8.24 .15 2.33 2.48 (.13) —
October 31, 2023 7.51 .13 .76 .89 (.16) —
October 31, 2022 9.77 .13 (1.71) (1.58) (.13) (.55)
October 31, 2021 8.96 .10 3.18 3.28 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 163
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.10) 10.49 29.90 11,887 1.32 1.23 1.12 47
(.13) 8.16 11.52 8,061 1.49 1.24 1.14 43
(.63) 7.44 (17.81) 6,399 1.50 1.24 1.13 41
(2.43) 9.69 41.83 9,215 1.50 1.27 .57 49
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(.02) 10.23 28.97 2,801 2.08 1.98 .37 47
(.06) 7.95 10.57 2,534 2.24 1.99 .39 43
(.56) 7.25 (18.38) 3,062 2.25 1.99 .37 41
(2.36) 9.45 40.73 4,098 2.25 2.02 (.19) 49
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(.12) 10.65 30.35 327,731 1.07 .88 1.46 47
(.16) 8.28 11.96 230,720 1.24 .89 1.53 43
(.67) 7.55 (17.49) 17,613 1.26 .89 1.48 41
(2.46) 9.82 42.21 7,717 1.25 .92 .90 49
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(.12) 10.64 30.16 858,898 1.07 .98 1.37 47
(.16) 8.28 11.75 528,001 1.24 .99 1.42 43
(.66) 7.56 (17.55) 99,740 1.25 .99 1.37 41
(2.45) 9.83 42.12 117,789 1.25 1.02 .81 49
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(.13) 10.59 30. 35 696,123 .88 .78 1.55 47
(.16) 8.24 12.04 651,936 1.04 .79 1.61 43
(.68) 7.51 (17.39) 890,697 1.05 .79 1.57 41
(2.47) 9.77 42.30 1,202,793 1.04 .82 1.10 49
(1.34) 8.96 1.90 437,655 1.10 .91 1.01 77

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
164 Global Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 1,120,062
Administrative fees 78,723
Distribution fees 4,401
Shareholder servicing fees 611
Transfer agent fees 182,286
Trustee fees 1,774
$ 1,387,857
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 49,484 $ 926,280 $ 908,198 $ 20 $ (1) $ 67,585 $ 3,565 $ —
U.S. Cash Collateral Fund 2,056 146,432 148,488 — — — 369 —
$ 51,540 $ 1,072,712 $ 1,056,686 $ 20 $ (1) $ 67,585 $ 3,934 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,415,077,709 $ 490,179,890 $ (42,053,003) $ 448,126,887 $ 22,298,825 $ 112,864,728
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 23,447,454 $ — $ — $ 30,348,5 25 $ — $ —
Total distributable earnings (losses)
$ (3)
Additional paid-in capital
3

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.5%
Argentina - 0.4%
Banco Macro SA - ADR(Æ) 8,720 682
Globant SA(Æ) 9,638 2,023
Grupo Financiero Galicia SA - ADR 11,152 588
3,293
Austria - 0.1%
Erste Group Bank AG 11,939 672
Brazil - 7.2%
Ambev SA 1,092,860 2,389
B3 SA - Brasil Bolsa Balcao 1,762,066 3,237
Banco Bradesco SA - ADR 417,176 1,031
Banco do Brasil SA 562,353 2,561
BB Seguridade Participacoes SA 11,143 66
Centrais Eletricas Brasileiras SA 117,403 771
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 100,768 1,605
Cosan SA 384,991 787
Dexco SA 948,467 1,359
Embraer SA(Æ) 306,454 2,570
Embraer SA - ADR(Æ) 4,817 161
Equatorial Energia SA 85,788 477
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 486,215 296
Itau Unibanco Holding SA - ADR 322,912 1,954
Localiza Rent a Car SA 328,348 2,387
Lojas Renner SA 781,731 2,511
MercadoLibre, Inc.(Æ) 4,028 8,206
Natura & Co. Holding SA 584,925 1,387
NU Holdings, Ltd. Class A(Æ) 325,861 4,917
Petroleo Brasileiro SA 182,764 1,235
Petroleo Brasileiro SA - ADR 152,526 2,051
PRIO SA 56,446 400
Raia Drogasil SA 301,802 1,271
Suzano SA 58,334 603
Telefonica Brasil SA 37,845 345
TIM SA 361,804 1,038
Vale SA 172,417 1,851
Vale SA Class B - ADR 247,418 2,647
Vibra Energia SA 106,638 412
WEG SA 259,976 2,433
XP, Inc. Class A 116,604 2,036
54,994
Canada - 0.1%
Celestica, Inc.(Æ) 6,194 424
Chile - 0.1%
Banco de Chile 3,348,250 388
China - 25.1%
3SBio, Inc. Class A(Æ)(Þ) 453,000 340
AAC Technologies Holdings, Inc. 115,500 465
Agricultural Bank of China, Ltd. Class
H 2,592,000 1,274
Airtac International Group 10,000 270
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alibaba Group Holding, Ltd. 991,100 12,131
Alibaba Group Holding, Ltd. - ADR 36,969 3,622
Aluminum Corp. of China, Ltd. Class A 1,344,100 1,442
Aluminum Corp. of China, Ltd. Class H 2,106,000 1,341
Anta Sports Products, Ltd. 303,400 3,241
Atour Lifestyle Holdings, Ltd. - ADR 42,626 1,117
Autohome, Inc. - ADR 54,665 1,536
Baidu, Inc. Class A(Æ) 378,750 4,333
Bank of China, Ltd. Class H 3,614,000 1,715
Bank of Communications Co., Ltd.
Class H 741,000 561
BeiGene, Ltd. - ADR(Æ) 2,055 416
Beijing Capital Eco-Environment
Protection Group Co., Ltd. Class A 1,103,300 532
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 448,600 920
Bilibili, Inc. - ADR(Æ) 4,268 94
Bosideng International Holdings, Ltd. 1,136,000 636
BYD Co., Ltd. Class H 28,000 1,017
CGN Power Co., Ltd. Class H(Þ) 1,075,000 387
China CITIC Bank Corp., Ltd. Class H 737,679 459
China Construction Bank Corp. Class H 7,239,712 5,615
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Hongqiao Group, Ltd. 206,000 328
China International Capital Corp., Ltd.
Class H(Þ) 877,200 1,592
China Mengniu Dairy Co., Ltd. 919,000 2,050
China Merchants Bank Co., Ltd. Class
A 31,100 163
China Merchants Bank Co., Ltd. Class
H 1,103,852 5,379
China Oilfield Services, Ltd. Class H 802,000 751
China Overseas Land & Investment,
Ltd. 1,615,000 3,085
China Pacific Insurance Group Co., Ltd.
Class H 252,600 873
China Resources Beverage Holdings
Co, Ltd.(Æ) 205,000 401
China Resources Land, Ltd. 617,500 2,052
China Shenhua Energy Co., Ltd. Class
H 236,000 1,017
China Tower Corp., Ltd. Class H(Þ) 3,834,000 517
China Yangtze Power Co., Ltd. Class A 615,193 2,385
CITIC Securities Co., Ltd. Class H 314,000 870
CITIC, Ltd. 479,000 562
CMOC Group, Ltd. Class H 354,000 291
Contemporary Amperex Technology
Co., Ltd. Class A 56,580 1,957
COSCO SHIPPING Holdings Co., Ltd.
Class H 247,000 367
CSPC Pharmaceutical Group, Ltd. 727,000 538
Daqo New Energy Corp. - ADR(Æ) 14,167 320
DiDi Global, Inc. - ADR(Æ) 144,831 721
Eastroc Beverage Group Co., Ltd.(Æ) 39,525 1,179
ENN Energy Holdings, Ltd. 217,200 1,535
FinVolution Group - ADR 27,888 169

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
166 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 221,000 1,360
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 52,800 374
Geely Automobile Holdings, Ltd. 653,000 1,147
GF Securities Co., Ltd. Class H 570,200 815
Giant Biogene Holding Co., Ltd.(Þ) 192,200 1,298
Grandblue Environment Co., Ltd. Class
A 57,600 178
Great Wall Motor Co., Ltd. Class A 130,700 481
Great Wall Motor Co., Ltd. Class H 1,358,000 2,154
H World Group, Ltd. - ADR 33,161 1,217
Haidilao International Holding, Ltd.(Þ) 649,000 1,308
Haier Smart Home Co., Ltd. Class H 893,600 3,246
Hangzhou Tigermed Consulting Co.,
Ltd. Class H(Þ) 131,700 594
Henan Pinggao Electric Co., Ltd. Class
A 379,000 972
Huaneng Lancang River Hydropower,
Inc. Class A 465,000 636
Industrial & Commercial Bank of
China, Ltd. Class H 2,658,401 1,593
JD.com, Inc. Class A 102,526 2,083
JD.com, Inc. - ADR 85,894 3,489
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 166,292 1,089
Jinduicheng Molybdenum Co., Ltd.
Class A 322,556 487
JOYY, Inc. - ADR(Æ) 3,148 107
Kanzhun, Ltd. - ADR 98,188 1,429
Kingsoft Corp., Ltd. 276,200 949
Kunlun Energy Co., Ltd. 316,000 300
Kweichow Moutai Co., Ltd. Class A 4,463 959
Lenovo Group, Ltd. 488,701 641
Longfor Group Holdings, Ltd.(Þ) 755,000 1,235
Meituan Class B(Æ)(Þ) 406,028 9,591
NetEase, Inc. 44,400 712
NetEase, Inc. - ADR 14,652 1,180
Nongfu Spring Co., Ltd. Class H(Þ) 23,600 88
PDD Holdings, Inc. - ADR(Æ) 19,985 2,410
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,140,000 574
PICC Property & Casualty Co., Ltd.
Class H 564,545 855
Ping An Insurance Group Co. of China,
Ltd. Class A 66,700 524
Ping An Insurance Group Co. of China,
Ltd. Class H 991,500 6,155
Pop Mart Internaitonal Group, Ltd.(Þ) 199,200 1,806
Shandong Nanshan Aluminum Co., Ltd.
Class A 1,532,000 879
Shanghai Pudong Development Bank
Co., Ltd. Class A 737,838 1,021
Shenzhen Envicool Technology Co.,
Ltd. Class A 52,079 237
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 3,900 146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sichuan Kelun Pharmaceutical Co., Ltd.
Class A 116,900 527
Sinopharm Group Co., Ltd. Class H 120,000 299
Tencent Holdings, Ltd. 593,280 30,867
Tianshan Aluminum Group Co., Ltd.
Class A 409,500 477
Tingyi Cayman Islands Holding Corp. 750,000 1,095
Trip.com Group, Ltd.(Æ) 26,750 1,726
Trip.com Group, Ltd. - ADR(Æ) 50,982 3,283
Tsingtao Brewery Co., Ltd. Class H 50,000 322
Vipshop Holdings, Ltd. - ADR 35,846 518
Weichai Power Co., Ltd. Class A 60,700 114
Weichai Power Co., Ltd. Class H 1,483,000 2,239
Western Mining Co., Ltd. Class A 116,300 289
Wilmar International, Ltd. 822,600 1,990
Wuliangye Yibin Co., Ltd. Class A 69,200 1,429
Xiamen Tungsten Co Ltd Class A 91,700 251
Xiaomi Corp. Class B(Æ)(Þ) 1,508,800 5,198
Xinyi Glass Holdings, Ltd. 1,056,000 1,197
Xinyi Solar Holdings, Ltd. 1,376,000 707
Yihai International Holding, Ltd. 147,000 262
Yum China Holdings, Inc. 32,351 1,427
Zhejiang Century Huatong Group Co.,
Ltd. Class A(Æ) 622,100 413
Zhejiang Huahai Pharmaceutical Co.,
Ltd. Class A 214,600 557
Zhejiang Longsheng Group Co., Ltd.
Class A 671,200 949
Zhejiang NHU Co., Ltd. Class A 110,100 350
Zhengzhou Yutong Bus Co., Ltd. Class
A 279,700 950
Zijin Mining Group Co., Ltd. Class H 1,724,000 3,663
ZTO Express Cayman, Inc. - ADR 113,195 2,616
192,600
Colombia - 0.1%
Bancolombia SA - ADR 33,731 1,076
Czech Republic - 0.0%
CEZ AS 7,706 299
Denmark - 0.0%
Novo Nordisk A/S Class B 964 108
Greece - 0.6%
Alpha Services and Holdings SA 753,881 1,133
Mytilineos Holdings SA 6,370 222
National Bank of Greece SA 207,593 1,615
OPAP SA 44,760 762
Piraeus Financial Holdings SA 209,738 785
4,517
Hong Kong - 1.3%
AIA Group, Ltd. 288,800 2,298
ASM Pacific Technology, Ltd. 131,400 1,412
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 69
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hang Lung Properties, Ltd. 928,000 780
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 4,529,000 2,056
Techtronic Industries Co., Ltd. 10,000 143
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 3,863,500 2,993
9,751
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC 39,651 275
OTP Bank PLC 50,703 2,524
Richter Gedeon Nyrt 4,326 125
2,924
India - 15.2%
ABB, Ltd. 30,505 2,679
Adani Green Energy, Ltd.(Æ) 40,726 773
Adani Ports and Special Economic
Zone, Ltd. 106,682 1,742
Apollo Hospitals Enterprise, Ltd. 43,518 3,618
Asian Paints, Ltd. 27,388 952
Avenue Supermarts, Ltd.(Æ)(Þ) 19,116 892
Axis Bank, Ltd. 192,639 2,639
Bajaj Auto, Ltd. 4,706 549
Bajaj Finance, Ltd. 41,310 3,364
Bharat Electronics, Ltd. 1,619,408 5,427
Bharat Petroleum Corp., Ltd. 374,099 1,379
Bharti Airtel, Ltd. 165,127 3,161
Britannia Industries, Ltd. 47,845 3,257
Central Depository Services India, Ltd.
(Þ) 99,567 1,826
Cipla, Ltd. 109,923 2,017
Colgate-Palmolive India, Ltd. 1,221 44
Cummins India, Ltd. 9,214 381
DLF, Ltd. 163,361 1,577
Dr Reddy's Laboratories, Ltd. 54,930 832
Dr Reddy's Laboratories, Ltd. - ADR 8,267 611
GAIL India, Ltd. 611,570 1,444
Glenmark Pharmaceuticals, Ltd. 10,436 209
GMR Infrastructure, Ltd.(Æ) 932,490 869
Godrej Properties, Ltd.(Æ) 21,297 720
Grasim Industries, Ltd. 22,231 711
Havells India, Ltd. 9,120 176
HCL Technologies, Ltd. 96,547 2,010
HDFC Asset Manangement Co., Ltd.(Þ) 21,344 1,085
HDFC Bank, Ltd. 341,822 7,025
HDFC Life Insurance Co., Ltd.(Þ) 168,550 1,442
Hero MotoCorp, Ltd. 9,099 538
Hindalco Industries, Ltd. 191,764 1,549
Hindustan Aeronautics, Ltd.(Þ) 22,704 1,144
Hindustan Unilever, Ltd. 2,627 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICICI Bank, Ltd. 189,547 2,898
ICICI Bank, Ltd. - ADR 4,215 128
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 15,070 342
Indian Hotels Co., Ltd. 212,600 1,707
Indian Oil Corp., Ltd. 225,949 380
IndusInd Bank, Ltd. 99,866 1,246
Infosys, Ltd. 12,068 253
Infosys, Ltd. - ADR 99,785 2,087
InterGlobe Aviation, Ltd.(Æ)(Þ) 9,024 432
Kaynes Technology India, Ltd.(Æ) 8,568 549
Larsen & Toubro, Ltd. 83,286 3,580
Lupin, Ltd. 33,248 864
Macrotech Developers, Ltd.(Þ) 47,367 678
Mahindra & Mahindra, Ltd. 70,619 2,276
MakeMyTrip, Ltd.(Æ) 11,853 1,203
Maruti Suzuki India, Ltd. 6,900 907
Max Healthcare Institute, Ltd. 112,012 1,348
Motherson Sumi Systems, Ltd. 232,750 499
Nestle India, Ltd. 22,790 613
PB Fintech, Ltd.(Æ) 50,516 1,007
Polycab India, Ltd. 15,083 1,153
Power Finance Corp., Ltd. 102,266 546
Power Grid Corp. of India, Ltd. 756,125 2,871
Reliance Industries, Ltd. 165,852 2,623
Reliance Industries, Ltd.(Æ) 165,852 2,623
Rural Electrification Corp., Ltd. 86,672 533
Shriram Transport Finance Co., Ltd. 84,691 3,137
Siemens, Ltd. 23,398 1,938
State Bank of India 160,037 1,558
Sun Pharmaceutical Industries, Ltd. 128,998 2,833
Supreme Industries, Ltd. 6,110 311
Tata Consultancy Services, Ltd. 36,310 1,704
Tata Global Beverages, Ltd. 37,254 443
Tata Motors, Ltd. 94,736 937
Tata Steel, Ltd. 292,963 513
Titan Co., Ltd. 68,230 2,649
Trent, Ltd. 21,825 1,845
Triveni Turbine, Ltd. 66,203 544
TVS Motor Co., Ltd. 38,297 1,133
UltraTech Cement, Ltd. 16,577 2,171
United Phosphorus, Ltd. 411,120 2,699
Varun Beverages Ltd 138,917 986
Vedanta, Ltd. 76,295 420
Zomato., Ltd.(Æ) 230,356 661
116,549
Indonesia - 1.9%
Astra International Tbk PT 5,940,921 1,925
Bank Central Asia Tbk PT 7,733,700 5,047
Bank Mandiri Persero Tbk PT 5,430,200 2,316
Bank Rakyat Indonesia Persero Tbk PT 11,443,054 3,497
Sumber Alfaria Trijaya Tbk PT 1,331,677 282
Telkom Indonesia Persero Tbk PT 7,236,264 1,291
14,358

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
168 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kazakhstan - 0.7%
Air Astana JSC - GDR(Æ)(Þ) 33,434 205
Kaspi.KZ JSC - ADR 27,288 3,006
Kaspi.KZ JSC - GDR(Š)(Þ) 21,120 2,326
5,537
Macao - 0.6%
Galaxy Entertainment Group, Ltd. 716,000 3,154
Sands China, Ltd.(Æ) 414,237 1,054
4,208
Malaysia - 0.8%
CIMB Group Holdings BHD 550,200 996
Gamuda BHD 243,100 471
Malayan Banking BHD 407,100 974
PETRONAS Chemicals Group BHD 691,400 850
Press Metal Berhad 621,100 668
Public Bank BHD 1,964,000 1,971
5,930
Mexico - 1.4%
America Movil SAB de CV 902,552 713
Arca Continental SAB de CV 90,581 775
Banco del Bajio SA(Þ) 65,560 146
BBB Foods, Inc. Class A(Æ) 25,338 809
Cemex SAB de CV 1,003,701 529
Corp. Inmobiliaria Vesta SAB de CV 30,064 79
Fibra Uno Administracion SA de CV(ö) 258,148 297
Fomento Economico Mexicano SAB
de CV 10,153 99
Fresnillo PLC 217,730 2,067
Grupo Financiero Banorte SAB de CV
Class O 374,536 2,608
Grupo Mexico SAB de CV 161,568 845
Regional SAB de CV 18,353 117
Ternium SA - ADR 24,795 846
Vista Energy SAB de CV - ADR(Æ) 7,959 397
10,327
Netherlands - 0.3%
ASML Holding NV Class G 2,520 1,695
Ferrari NV 1,141 543
Nebius Group NV Class A(Æ) 2,474 53
2,291
Peru - 0.4%
Credicorp, Ltd. 15,979 2,942
Philippines - 0.4%
BDO Unibank, Inc. 701,464 1,835
International Container Terminal
Services, Inc. 140,110 954
SM Investments Corp. 7,500 121
2,910
Poland - 0.9%
Bank Polska Kasa Opieki SA 23,262 810
Dino Polska SA(Æ)(Þ) 14,214 1,181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KGHM Polska Miedz SA 30,044 1,119
ORLEN SA 42,064 548
Powszechna Kasa Oszczednosci Bank
Polski SA 156,999 2,181
Powszechny Zaklad Ubezpieczen SA 130,385 1,291
7,130
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Æ)(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Æ)(Š) 5,679 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
—
Saudi Arabia - 1.7%
Al Rajhi Bank 54,238 1,269
Alinma Bank 86,153 644
Arab National Bank 84,118 423
Banque Saudi Fransi 39,461 326
Dr Sulaiman Al Habib Medical Services
Group Co. 14,317 1,090
Elm Co. 2,683 730
Etihad Etisalat Co. 100,421 1,383
Leejam Sports Co. 6,906 349
Ridyadh Cables Group Co. 5,414 147
Riyad Bank 24,181 165
SABIC Agri-Nutrients Co. 15,185 459
Saudi British Bank (The) 304,720 2,736
Saudi National Bank (The) 286,189 2,520
Saudi Telecom Co. 85,309 956
13,197
Singapore - 0.6%
Grab Holdings, Ltd. Class A(Æ) 209,917 856
SEA, Ltd. - ADR(Æ) 37,713 3,547
4,403
South Africa - 2.8%
Absa Group, Ltd. 325,520 3,106
Anglogold Ashanti PLC 157,993 4,392
Aspen Pharmacare Holdings, Ltd. 93,862 953
Bid Corp., Ltd. 24,747 585
Bidvest Group, Ltd. (The) 25,886 416
FirstRand, Ltd. 411,236 1,794
Foschini Group, Ltd. (The) 122,720 1,067
Gold Fields, Ltd. - ADR 84,517 1,395
Impala Platinum Holdings, Ltd.(Æ) 71,968 474
Investec, Ltd. 22,314 174
Mr Price Group, Ltd. 75,042 1,089
Naspers, Ltd. Class N 6,963 1,639
Nedbank Group, Ltd. 44,459 749
Sanlam, Ltd. 129,172 642

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sasol, Ltd. 213,824 1,199
Sibanye Stillwater, Ltd.(Æ) 803,019 928
Standard Bank Group, Ltd. 67,038 918
21,520
South Korea - 10.0%
Amorepacific Corp. 20,591 1,730
Celltrion, Inc. 572 75
Coupang, Inc.(Æ) 73,267 1,890
DB Insurance Co., Ltd. 28,689 2,258
Hana Financial Group, Inc. 31,986 1,379
Hankook Tire & Technology Co., Ltd. 54,007 1,377
HD Hyundai Electric Co., Ltd. 13,050 2,999
Hd Hyundai Heavy Industries Co Ltd 1,764 233
Hyundai Heavy Industries Co., Ltd. 24,915 3,297
Hyundai Mobis Co., Ltd. 15,430 2,772
Hyundai Motor Co. 9,093 1,391
Hyundai Robotics Co., Ltd. 17,522 1,011
KB Financial Group, Inc. 88,626 5,749
Kia Corp. 15,689 1,036
Korea Electric Power Corp. 51,305 858
Korea Investment Holdings Co., Ltd. 33,899 1,874
KT&G Corp. 12,997 1,029
LG Corp. Class H 7,458 408
LG Electronics, Inc. Class H 6,254 401
LG Household & Health Care, Ltd. 2,764 663
Mando Corp. 51,025 1,330
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,299 1,660
Samsung C&T Corp. 6,908 582
Samsung Electro-Mechanics Co., Ltd. 10,085 855
Samsung Electronics Co., Ltd. 412,186 17,421
Samsung Fire & Marine Insurance Co.,
Ltd. 6,806 1,646
Samsung Heavy Industries Co., Ltd.(Æ) 128,798 887
Samsung Life Insurance Co., Ltd. 6,759 493
Samsung SDI Co., Ltd. 1,699 402
Samsung SDS Co., Ltd. 3,036 314
Samsung Securities Co., Ltd. 33,625 1,115
Samsung Techwin Co., Ltd. 5,641 1,498
Shinhan Financial Group Co., Ltd. 103,491 3,816
SK Hynix, Inc. 57,811 7,553
SK Square Co., Ltd.(Æ) 6,918 418
SK Telecom Co., Ltd. 35,074 1,439
S-Oil Corp. 23,065 956
Woori Financial Group, Inc. 158,379 1,765
76,580
Taiwan - 14.7%
Accton Technology Corp. 189,000 3,206
ASE Technology Holding Co., Ltd. 211,000 1,011
Asia Cement Corp. 22,000 32
Asustek Computer, Inc. 120,799 2,147
Bizlink Holding, Inc. 208,887 3,008
Catcher Technology Co., Ltd. 59,000 426
Cathay Financial Holding Co., Ltd. 210,000 439
Compal Electronics, Inc. 1,404,000 1,530
CTBC Financial Holding Co., Ltd. 1,031,000 1,145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Delta Electronics, Inc. 33,000 407
E Ink Holdings, Inc. 68,000 630
Evergreen Marine Corp. Taiwan, Ltd. 20,000 125
First Financial Holding Co., Ltd. 73,124 61
Fubon Financial Holding Co., Ltd. 866,750 2,396
Hiwin Technologies Corp. 223,000 1,609
Hon Hai Precision Industry Co., Ltd. 1,146,000 7,186
Inventec Corp. 222,000 310
Largan Precision Co., Ltd. 29,000 1,991
Lite-On Technology Corp. 15,107 48
MediaTek, Inc. 197,000 7,711
Mega Financial Holding Co., Ltd. 376,238 454
Nien Made Enterprise Co., Ltd. 6,000 88
Pegatron Corp. 176,000 529
Pharmaessentia Corp.(Æ) 5,000 98
Quanta Computer, Inc. 102,000 919
Realtek Semiconductor Corp. 114,000 1,682
Silicon Motion Technology Corp.
- ADR 2,277 122
SinoPac Financial Holdings Co., Ltd. 1,737,375 1,223
Synnex Technology International Corp. 12,000 26
Taishin Financial Holding Co., Ltd. 1,099,577 583
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,729,000 54,371
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 58,699 11,184
Uni-President Enterprises Corp. 414,000 1,156
United Microelectronics Corp. 534,000 759
Voltronic Power Technology Corp. 4,000 263
Wistron Corp. 174,000 582
Wiwynn Corp. 16,000 898
WPG Holdings, Ltd. 148,000 335
Yageo Corp. 31,065 522
Yuanta Financial Holding Co., Ltd. 1,567,740 1,555
112,767
Thailand - 2.7%
Advanced Info Service PCL 151,800 1,235
Amata Corp. PCL 205,100 178
Bangkok Bank PCL 388,800 1,693
Bangkok Dusit Medical Services PCL 1,359,800 1,108
Bumrungrad Hospital PCL 62,500 503
Central Pattana PCL 738,500 1,372
Charoen Pokphand Foods PCL 3,128,400 2,297
CP ALL PCL 806,500 1,510
Indorama Ventures PCL 1,396,400 1,068
I-TAIL Corp. PCL 531,200 397
Kasikornbank PCL 301,300 1,304
PTT Exploration & Production PCL 813,800 3,047
PTT PCL 723,800 718
SCB X PCL 433,000 1,456
Siam Cement PCL (The) 106,500 661
Thai Beverage PCL 2,799,800 1,120
Thai Union Group PCL 1,887,400 836
True Corp. PCL(Æ) 380,800 139

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
170 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WHA Corp PCL 2,314,200 400
21,042
Turkey - 0.3%
Akbank TAS 621,007 918
BIM Birlesik Magazalar AS 29,967 408
KOC Holding AS 52,389 259
Mavi Giyim Sanayi Ve Ticaret AS Class
B(Þ) 46,227 103
Turkiye Is Bankasi AS Class C 348,824 120
Turkiye Petrol Rafinerileri AS 78,140 330
2,138
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank PJSC 69,372 168
Aldar Properties PJSC 1,163,628 2,409
Americana Restaurants International
PLC 721,563 438
Dubai Islamic Bank PJSC 70,706 120
Emaar Development PJSC 366,567 922
Emaar Properties PJSC 2,122,353 5,010
Emirates NBD Bank PJSC 139,817 723
First Abu Dhabi Bank PJSC 344,012 1,227
Salik Co. PJSC 646,864 843
11,860
United Kingdom - 0.2%
BAE Systems PLC 37,684 608
Coca-Cola Europacific Partners PLC 3,429 260
Unilever PLC 10,811 661
1,529
United States - 1.7%
Cognizant Technology Solutions Corp.
Class A 30,590 2,282
Freeport-McMoRan, Inc. 63,811 2,873
Lam Research Corp. 10,584 787
Meta Platforms, Inc. Class A 4,062 2,305
Microsoft Corp. 4,223 1,716
Netflix, Inc. Class B(Æ) 429 324
NVIDIA Corp. 22,937 3,045
13,332
Vietnam - 0.3%
FPT Corp. 60,000 322
Vietnam Dairy Products JSC 876,200 2,288
2,610
Total Common Stocks
(cost $580,918) 724,206
Preferred Stocks - 1.3%
Brazil - 1.2%
Banco Bradesco SA
11.155% (Æ)(Ÿ) 608,200 1,512
Cia Energetica de Minas Gerais
13.197% (Ÿ) 1,509,395 2,969
Gerdau SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.368% (Ÿ) 136,328 431
Itau Unibanco Holding SA
6.827% (Ÿ) 334,946 2,029
Petroleo Brasileiro SA
13.109% (Ÿ) 309,916 1,925
8,866
Russia - 0.0%
Sberbank of Russia PJSC
10.627% (Æ)(Š)(Ÿ) 348,120 —
Surgutneftegas PJSC
0.000% (Æ)(Š) 2,472,400 —
—
South Korea - 0.1%
Samsung Electronics Co., Ltd.
3.148% (Ÿ) 33,300 1,153
Total Preferred Stocks
(cost $10,422) 10,019
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 33,828,712 (∞) 33,825
Total Short-Term Investments
(cost $33,827) 33,825
Total Investments - 100.2%
(identified cost $625,167) 768,050
Other Assets and Liabilities,
Net - (0.2%)
(1,455)
Net Assets - 100.0%
766,595

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 171
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.4%
3SBio, Inc. 10/09/24 HKD 453,000 0.82 372
340
Air Astana JSC 04/24/24 33,434 8.60 287
205
Avenue Supermarts, Ltd. 03/20/24 INR 19,116 55.32 1,057
892
Banco del Bajio SA 03/06/24 MXN 65,560 3.67 241
146
Central Depository Services India, Ltd. 01/03/24 INR 99,567 11.48 1,143
1,826
CGN Power Co., Ltd. 05/29/24 HKD 1,075,000 0.39 415
387
China International Capital Corp., Ltd. 10/28/20 HKD 877,200 2.02 1,774
1,592
China Tower Corp., Ltd. 06/30/21 HKD 3,834,000 0.14 525
517
Dino Polska SA 06/24/19 PLN 14,214 34.49 490
1,181
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 52,800 4.68 247
374
Giant Biogene Holding Co., Ltd. 04/17/24 HKD 192,200 5.44 1,046
1,298
Haidilao International Holding, Ltd. 09/13/23 HKD 649,000 2.61 1,692
1,308
Hangzhou Tigermed Consulting Co., Ltd. 09/13/23 HKD 131,700 5.40 712
594
Hapvida Participacoes e Investimentos SA 06/26/24 BRL 486,215 0.69 334
296
HDFC Asset Manangement Co., Ltd. 07/31/24 INR 21,344 52.70 1,125
1,085
HDFC Life Insurance Co., Ltd. 09/20/23 INR 168,550 7.68 1,294
1,442
Hindustan Aeronautics, Ltd. 04/13/22 INR 22,704 13.46 306
1,144
ICICI Lombard General Insurance Co., Ltd. 09/04/24 INR 15,070 26.27 396
342
InterGlobe Aviation, Ltd. 12/13/23 INR 9,024 35.82 323
432
Kaspi.KZ JSC 01/10/24 21,120 99.23 2,096
2,326
Longfor Group Holdings, Ltd. 11/19/18 HKD 755,000 2.17 1,640
1,235
Macrotech Developers, Ltd. 02/07/24 INR 47,367 13.68 648
678
Mavi Giyim Sanayi Ve Ticaret AS 10/09/24 TRY 46,227 2.42 112
103
Meituan 04/27/22 HKD 406,028 16.54 6,715
9,591
Nongfu Spring Co., Ltd. 02/27/24 HKD 23,600 5.70 134
88
Pop Mart Internaitonal Group, Ltd. 11/08/23 HKD 199,200 7.14 1,422
1,806
Samsung Biologics Co., Ltd. 03/03/20 KRW 2,299 577.36 1,327
1,660
WH Group, Ltd. 01/31/24 HKD 3,863,500 0.60 2,318
2,993
Xiaomi Corp. 09/13/23 HKD 1,508,800 1.72 2,593 5,198
41,079
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 536 USD 30,190 12/24 260
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 260
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,098 HKD 8,532 11/01/24 (1)
Bank of America USD 284 HKD 2,206 11/04/24 —
State Street USD 714 SAR 2,681 11/01/24 —
State Street BRL 1,075 USD 187 11/01/24 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
172 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 3,293 $ — $ —
$ —
$ 3,293 0.4
Austria — 672 —
—
672 0.1
Brazil 54,994 — —
—
54,994 7.2
Canada 424 — —
—
424 0.1
Chile — 388 —
—
388 0.1
China 26,072 166,528 —
—
192,600 25.1
Colombia 1,076 — —
—
1,076 0.1
Czech Republic — 299 —
—
299 —
*
Denmark — 108 —
—
108 —
*
Greece — 4,517 —
—
4,517 0.6
Hong Kong — 9,682 69
—
9,751 1.3
Hungary — 2,924 —
—
2,924 0.4
India 4,029 112,520 —
—
116,549 15.2
Indonesia — 14,358 —
—
14,358 1.9
Kazakhstan 3,006 205 2,326
—
5,537 0.7
Macao — 4,208 —
—
4,208 0.6
Malaysia — 5,930 —
—
5,930 0.8
Mexico 8,259 2,068 —
—
10,327 1.4
Netherlands 2,291 — —
—
2,291 0.3
Peru 2,942 — —
—
2,942 0.4
Philippines — 2,910 —
—
2,910 0.4
Poland — 7,130 —
—
7,130 0.9
Russia — — —
—
— —
Saudi Arabia — 13,197 —
—
13,197 1.7
Singapore 4,403 — —
—
4,403 0.6
South Africa 4,874 16,646 —
—
21,520 2.8
South Korea 1,890 74,690 —
—
76,580 10.0
Taiwan 11,307 101,460 —
—
112,767 14.7
Thailand — 21,042 —
—
21,042 2.7
Turkey — 2,138 —
—
2,138 0.3
United Arab Emirates — 11,860 —
—
11,860 1.5
United Kingdom 261 1,268 —
—
1,529 0.2
United States 13,332 — —
—
13,332 1.7
Vietnam — 2,610 —
—
2,610 0.3
Preferred Stocks 8,866 1,153 — — 10,019 1.3
Short-Term Investments — — — 33,825 33,825 4.4
Total Investments 151,319 580,511 2,395 33,825 768,050 100.2
Other Assets and Liabilities, Net
(0.2)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 173
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
100.0
Other Financial Instruments
Assets
Futures Contracts 260 — — — 260 —
*
Foreign Currency Exchange Contracts 1 — — — 1 —
*
A
Liabilities
Foreign Currency Exchange Contracts (1) — — — (1) ( — )
*
Total Other Financial Instruments
**
$ 260 $ — $ — $ — $ 260
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
140,739
Consumer Staples ...............................................................................
38,289
Energy ................................................................................................
21,150
Financial Services ..............................................................................
184,646
Health Care ........................................................................................
25,260
Materials and Processing ...................................................................
52,688
Producer Durables ..............................................................................
48,276
Technology .........................................................................................
188,218
Utilities ...............................................................................................
24,940
Preferred Stocks
Energy ................................................................................................
1,925
Financial Services ..............................................................................
3,541
Materials and Processing ...................................................................
431
Technology .........................................................................................
1,153
Utilities ...............................................................................................
2,969
Short-Term Investments .............................................................
33,825
Total Investments ............................................................................... 768,050

See accompanying notes which are an integral part of the financial statements.
174 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1
Variation margin on futures contracts* 260 —
Total
$ 260 $ 1
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,622 $ —
Foreign currency exchange contracts — (769)
Total
$ 2,622 $ (769)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,019 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 175
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Assets
1 — 1
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
176 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Liabilities
1 — 1
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 177
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 625,167
Investments, at fair value(>) ........................................................................................................................................................
768,050
Foreign currency holdings(^) ....................................................................................................................................................... 2,369
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1
Receivables:
Dividends and interest ...................................................................................................................................................... 1,232
Dividends from affiliated funds ....................................................................................................................................... 131
Investments sold ............................................................................................................................................................... 2,797
Fund shares sold ............................................................................................................................................................... 364
Foreign capital gains taxes recoverable ........................................................................................................................... 80
From broker(a) ................................................................................................................................................................. 579
Variation margin on futures contracts .............................................................................................................................. 261
Total assets ...............................................................................................................................................................
775,864
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3,997
Fund shares redeemed ...................................................................................................................................................... 568
Accrued fees to affiliates .................................................................................................................................................. 693
Other accrued expenses .................................................................................................................................................... 387
Deferred capital gains tax liability ................................................................................................................................... 3,623
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1
Total liabilities ...........................................................................................................................................................
9,269
Net Assets ...............................................................................................................................................................
$ 766,595

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
178 Emerging Markets Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 79, 321
Shares of beneficial interest .........................................................................................................................................................
456
Additional paid-in capital ............................................................................................................................................................
686,8 18
Net Assets ...............................................................................................................................................................
$ 766,595
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 16.68
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 17.70
Class A — Net assets ........................................................................................................................................................... $ 8,576,695
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 514,211
Net asset value per share: Class C (#) .......................................................................................................................................... $ 15.18
Class C — Net assets ........................................................................................................................................................... $ 3,036,381
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 200,076
Net asset value per share: Class M (#) ......................................................................................................................................... $ 16.80
Class M — Net assets .......................................................................................................................................................... $ 120,831,168
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 7,190,777
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 16.88
Class R6 — Net assets ......................................................................................................................................................... $ 1,881,927
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 111,500
Net asset value per share: Class S (#) .......................................................................................................................................... $ 16.83
Class S — Net assets ............................................................................................................................................................ $ 523,460,789
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 31,098,465
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 16.86
Class Y — Net assets ........................................................................................................................................................... $ 108,808,273
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,454,817
Amounts in thousands
(^)     Foreign currency holdings - cost $ 4,095
(>)     Investments in affiliates, U.S. Cash Management Fund $ 33,825
(a)   Receivable from Broker for Futures $ 579
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 179
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 23,387
Dividends from affiliated funds ....................................................................................................................................... 1,477
Interest .............................................................................................................................................................................. 169
Securities lending income (net) ....................................................................................................................................... 17
Less foreign taxes withheld ............................................................................................................................................. (2,647)
Total investment income ..............................................................................................................................................................
22,403
Expenses
Advisory fees ................................................................................................................................................................... 7,582
Administrative fees .......................................................................................................................................................... 364
Custodian fees .................................................................................................................................................................. 559
Distribution fees - Class A ............................................................................................................................................... 21
Distribution fees - Class C ............................................................................................................................................... 24
Transfer agent fees - Class A ........................................................................................................................................... 1 7
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 224
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 1,045
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 156
Registration fees ............................................................................................................................................................... 110
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 3 5
Printing fees ..................................................................................................................................................................... 59
Miscellaneous .................................................................................................................................................................. 68
Expenses before reductions .............................................................................................................................................. 10,284
Expense reductions .......................................................................................................................................................... (1,532)
Net expenses ................................................................................................................................................................................
8,752
Net investment income (loss) .......................................................................................................................................................
13,651
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $2 , 819) .............................................................................................. 30,937
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 2,622
Foreign currency exchange contracts ............................................................................................................................... (769)
Foreign currency-related transactions .............................................................................................................................. (512)
Net realized gain (loss) ................................................................................................................................................................
32,280
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ( $2 , 408 ) ) ................................................... 110,212
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 3,019
Foreign currency-related transactions .............................................................................................................................. 480
Net change in unrealized appreciation (depreciation) ................................................................................................................. 113,708
Net realized and unrealized gain (loss) ........................................................................................................................................ 145,988
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 159,639

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
180 Emerging Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 13,651 $ 20,322
Net realized gain (loss) ....................................................................................................................... 32,280 (36,969)
Net change in unrealized appreciation (depreciation) ........................................................................ 113,708 102,777
Net increase (decrease) in net assets from operations .............................................................................. 159,639 86,130
Distributions
To shareholders
Class A .......................................................................................................................................... (173) (147)
Class C .......................................................................................................................................... (52) (45)
Class M ......................................................................................................................................... (2,678) (2,288)
Class R6 ........................................................................................................................................ (44) (6)
Class S .......................................................................................................................................... (12,362) (13,588)
Class Y .......................................................................................................................................... (2,818) (1,737)
Net decrease in net assets from distributions ............................................................................................ (18,127) (17,811)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (133,071) (133,738)
Total Net Increase (Decrease) in Net Assets ........................................................................
8,441 (65,419)
Net Assets
Beginning of period .................................................................................................................................. 758,154 823,573
End of period .............................................................................................................................................
$ 766,595 $ 758,154

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 181
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 83 $ 1,303 58 $ 857
Proceeds from reinvestment of distributions 12 172 10 147
Payments for shares redeemed (111) (1,722) (129) (1,900)
Net increase (decrease)
(16) (247) (61) (896)
Class C
Proceeds from shares sold 8 106 9 124
Proceeds from reinvestment of distributions 4 52 4 45
Payments for shares redeemed (53) (756) (59) (786)
Net increase (decrease)
(41) (598) (46) (617)
Class M
Proceeds from shares sold 1,512 24,054 1,797 26,666
Proceeds from reinvestment of distributions 182 2,677 161 2,287
Payments for shares redeemed (1,492) (23,460) (3,254) (46,571)
Net increase (decrease)
202 3,271 (1,296) (17,618)
Class R6
Proceeds from shares sold 34 525 93 1,358
Proceeds from reinvestment of distributions 3 44 —** 6
Payments for shares redeemed (26) (413) (9) (144)
Net increase (decrease)
11 156 84 1,220
Class S
Proceeds from shares sold 3,153 49,411 5,092 75,034
Proceeds from reinvestment of distributions 830 12,278 948 13,540
Payments for shares redeemed (12,087) (185,343) (16,219) (236,040)
Net increase (decrease)
(8,104) (123,654) (10,179) (147,466)
Class Y
Proceeds from shares sold 137 2,113 3,064 45,247
Proceeds from reinvestment of distributions 190 2,818 122 1,737
Payments for shares redeemed (1,043) (16,930) (1,029) (15,345)
Net increase (decrease)
(716) (11,999) 2,157 31,639
Total increase (decrease)
(8,664) $ (133,071) (9,341) $ (133,738)
** Less than 500 Shares.

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
182 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 13.86 .24 2.91 3.15 (.33) —
October 31, 2023 12.84 .33 .96 1.29 (.27) —
October 31, 2022 21.81 .41 (6.79) (6.38) (.61) (1.98)
October 31, 2021 18.13 .27 3.49 3.76 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.35) (.09)
Class C
October 31, 2024 12.63 .11 2.66 2.77 (.22) —
October 31, 2023 11.72 .20 .87 1.07 (.16) —
October 31, 2022 20.10 .25 (6.20) (5.95) (.45) (1.98)
October 31, 2021 16.77 .09 3.24 3.33 — —
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
Class M
October 31, 2024 13.9 7 . 30 2.9 2 3.2 2 (.39) —
October 31, 2023 12.95 .38 . 97 1. 35 (.33) —
October 31, 2022 21.98 .47 (6.83) (6.36) (.69) (1.98)
October 31, 2021 18.27 .35 3.51 3.86 (.15) —
October 31, 2020 18.61 .21 (.04) .17 (.42) (.09)
Class R6
October 31, 2024 14.03 .30 2.94 3.24 (.39) —
October 31, 2023 13.01 .43 .93 1.36 (.34) —
October 31, 2022 22.05 .48 (6.85) (6.37) (.69) (1.98)
October 31, 2021 18.33 .14 3.73 3.87 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.43) (.09)
Class S
October 31, 2024 13.99 .28 2.93 3.21 (.37) —
October 31, 2023 12.96 .37 .97 1.34 (.31) —
October 31, 2022 21.99 .45 (6.83) (6.38) (.67) (1.98)
October 31, 2021 18.28 .31 3.53 3.84 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
Class Y
October 31, 2024 14.01 .31 2.94 3.25 (.40) —
October 31, 2023 12.99 .39 .97 1.36 (.34) —
October 31, 2022 22.04 .48 (6.84) (6.36) (.71) (1.98)
October 31, 2021 18.32 .23 3.65 3.88 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 183
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.33) 16.68 23.07 8,577 1.6 3 1.4 4 1.5 4 66
(.27) 13.86 9.97 7,346 1.79 1.45 2.23 95
(2.59) 12.84 (32.86) 7,583 1.77 1.44 2.41 69
(.08) 21.81 20.76 13,526 1.74 1.42 1.22 52
(.44) 18.13 .44 12,044 1.78 1.55 .80 58
(.22) 15.18 22.16 3,036 2.38 2.1 9 .7 7 66
(.16) 12.63 9.09 3,0 46 2.54 2.20 1.51 95
(2.43) 11.72 (33.33) 3,368 2.52 2.19 1.63 69
— 20.10 19.86 6,121 2.49 2.17 .45 52
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.39) 16.80 23.4 0 120,831 1.3 8 1.0 9 1.8 7 66
(.33) 13. 97 10.36 97,617 1. 54 1.10 2. 57 95
(2.67) 12.95 (32.59) 107,266 1.52 1.09 2.79 69
(.15) 21.98 21.16 157,235 1.49 1.07 1.56 52
(.51) 18.27 .78 110,034 1.53 1.20 1.17 58
(.39) 16.88 23.51 1,882 1.2 3 1.0 4 1.9 2 66
(.34) 14.03 10.39 1,414 1.38 1.04 2.86 95
(2.67) 13.01 (32.54) 220 1.37 1.04 2.83 69
(.15) 22.05 21.18 308 1.35 1.03 .64 52
(.52) 18.33 .85 1,550 1.38 1.15 1.25 58
(.37) 16.83 23.28 523,461 1.3 8 1.1 9 1.7 7 66
(.31) 13.99 10.29 548,280 1.54 1.20 2.47 95
(2.65) 12.96 (32.67) 640,012 1.52 1.19 2.69 69
(.13) 21.99 21.01 1,006,019 1.49 1.17 1.41 52
(.49) 18.28 .66 1,049,372 1.53 1.30 1.03 58
(.40) 16.86 23.57 108,808 1.18 1.01 1.9 5 66
(.34) 14.01 10.44 100,451 1.34 1.02 2.63 95
(2.69) 12.99 (32.54) 65,124 1.33 1.01 2.84 69
(.16) 22.04 21.23 96,275 1.29 .99 1.04 52
(.52) 18.32 .87 209,678 1.33 1.12 1.21 58

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
184 Emerging Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 560,348
Administrative fees 32,266
Distribution fees 3,907
Shareholder servicing fees 668
Transfer agent fees 93,855
Trustee fees 1,861
$ 692,905
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,645 $ 318,540 $ 317,359 $ 2 $ (3) $ 33,825 $ 1,477 $ —
U.S. Cash Collateral Fund 2,554 27,863 30,417 — — — 98 —
$ 35,199 $ 346,403 $ 347,776 $ 2 $ (3) $ 33,825 $ 1,575 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 647,472,772 $ 180,511,084 $ (60,194,292) $ 120,316,792 $ 12,258,431 $ (48,010,592)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 18,126,537 $ — $ — $ 17,810,503 $ — $ —
Total distributable earnings (losses)
$ 48
Additional paid-in capital
(48)

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.0%
Consumer Discretionary - 14.0%
Amazon.com, Inc.(Æ) 1,849,337 344,716
Autoliv, Inc. 125,456 11,652
AutoZone, Inc.(Æ) 3,781 11,377
Best Buy Co., Inc. 36,279 3,281
Capri Holdings, Ltd.(Æ) 255,643 5,046
Charter Communications, Inc. Class A(Æ) 13,349 4,373
Chipotle Mexican Grill, Inc. Class A(Æ) 475,800 26,535
Comcast Corp. Class A 908,952 39,694
Costco Wholesale Corp. 119,777 104,707
Dollar General Corp. 189,104 15,136
Dollar Tree, Inc.(Æ) 5,970 386
DR Horton, Inc. 169,618 28,665
eBay, Inc. 26,648 1,533
Expedia Group, Inc.(Æ) 5,900 922
Ford Motor Co. 1,339,984 13,788
Fox Corp. Class A 190,145 7,986
Garmin, Ltd. 46,864 9,295
General Motors Co. 823,375 41,795
Grand Canyon Education, Inc.(Æ) 17,657 2,421
Hilton Worldwide Holdings, Inc. 58,633 13,770
Home Depot, Inc. (The) 100,998 39,768
Lennar Corp. Class A 115,250 19,627
Lennar Corp. Class B 28,035 4,495
Liberty Media Corp. Class A(Æ) 21,159 1,201
Lithia Motors, Inc. Class A 77,841 25,872
Live Nation Entertainment, Inc.(Æ) 84,263 9,871
Lowe's Cos., Inc. 185,439 48,553
Marriott International, Inc. Class A 7,893 2,052
McDonald's Corp. 35,143 10,266
Netflix, Inc. Class B(Æ) 73,342 55,449
New York Times Co. (The) Class A 69,057 3,856
News Corp. Class A 251,088 6,842
Nike, Inc. Class B 225,594 17,400
nVent Electric PLC 6,066 452
NVR, Inc.(Æ) 875 8,009
O'Reilly Automotive, Inc.(Æ) 39,735 45,820
PulteGroup, Inc. 240,752 31,185
Raytheon Technologies Corp. 228,015 27,588
Ross Stores, Inc. 30,823 4,307
Royal Caribbean Cruises, Ltd. 10,518 2,170
Starbucks Corp. 277,798 27,141
Tapestry, Inc. 78,600 3,730
Target Corp. 158,224 23,740
Tesla, Inc.(Æ) 280,737 70,142
TJX Cos., Inc. (The) 206,593 23,351
Travel + Leisure Co. 52,623 2,516
Ulta Beauty, Inc.(Æ) 13,081 4,827
Walmart, Inc. 526,143 43,117
Walt Disney Co. (The) 145,102 13,959
Wyndham Hotels & Resorts, Inc. 59,865 5,287
Yum China Holdings, Inc. 29,534 1,303
Yum! Brands, Inc. 284,366 37,297
1,308,271
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 4.6%
Archer-Daniels-Midland Co. 308,470 17,031
Church & Dwight Co., Inc. 53,009 5,296
Coca-Cola Co. (The) 336,451 21,974
Coca-Cola Europacific Partners PLC 72,498 5,510
Colgate-Palmolive Co. 61,226 5,737
Conagra Brands, Inc. 160,851 4,655
Constellation Brands, Inc. Class A 26,679 6,199
CVS Health Corp. 820,943 46,350
Estee Lauder Cos., Inc. (The) Class A 968 67
General Mills, Inc. 147,181 10,011
Haleon PLC - ADR 958,773 9,291
Hershey Co. (The) 57,895 10,281
Ingredion, Inc. 166,595 22,117
Kenvue, Inc. 948,919 21,759
Keurig Dr Pepper, Inc. 14,941 492
Kimberly-Clark Corp. 80,889 10,854
Kroger Co. (The) 975,852 54,423
Molson Coors Beverage Co. Class B 238,834 13,009
Mondelez International, Inc. Class A 349,771 23,952
Monster Beverage Corp.(Æ) 541,524 28,527
PepsiCo, Inc. 131,962 21,916
Philip Morris International, Inc. 112,197 14,889
Procter & Gamble Co. (The) 266,025 43,942
Sysco Corp. 51,834 3,885
Tyson Foods, Inc. Class A 390,149 22,859
Unilever PLC - ADR 63,080 3,842
428,868
Energy - 3.6%
BP PLC - ADR 651,555 19,130
Canadian Natural Resources, Ltd. 278,164 9,463
Chevron Corp. 241,030 35,870
Devon Energy Corp. 54,240 2,098
Diamondback Energy, Inc. 114,378 20,219
Eaton Corp. PLC 105,586 35,010
EOG Resources, Inc. 137,921 16,821
Exxon Mobil Corp. 921,406 107,602
Hess Corp. 80,704 10,853
Marathon Oil Corp. 323,910 8,972
Marathon Petroleum Corp. 64,204 9,340
Occidental Petroleum Corp. 361,913 18,135
Phillips 66 103,255 12,579
Shell PLC - ADR 363,675 24,566
Valero Energy Corp. 63,709 8,267
338,925
Financial Services - 13.7%
AerCap Holdings NV 393,077 36,772
Affiliated Managers Group, Inc. 30,574 5,928
Aflac, Inc. 25,549 2,677
Allstate Corp. (The) 143,373 26,742
American Express Co. 170,417 46,026
American International Group, Inc. 99,016 7,513
American Tower Corp.(ö) 86,616 18,496
Ameriprise Financial, Inc. 5,878 3,000
Aon PLC Class A 59,307 21,758

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
186 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apollo Global Management, Inc. 159,449 22,843
Arthur J Gallagher & Co. 28,088 7,898
Assurant, Inc. 5,910 1,133
Assured Guaranty, Ltd. 599 50
AvalonBay Communities, Inc.(ö) 5,000 1,108
Bank of America Corp. 854,831 35,749
Bank OZK 21,974 961
Berkshire Hathaway, Inc. Class B(Æ) 185,181 83,502
Capital One Financial Corp. 147,276 23,975
Carlyle Group, Inc. (The) 673,301 33,685
Charles Schwab Corp. (The) 196,141 13,893
Chubb, Ltd. 142,769 40,324
Cincinnati Financial Corp. 26,369 3,714
Citigroup, Inc. 1,069,041 68,600
Citizens Financial Group, Inc. 462,301 19,472
CME Group, Inc. Class A 14,101 3,178
Discover Financial Services 35,490 5,268
East West Bancorp, Inc. 28,223 2,751
Equinix, Inc.(ö) 40,864 37,108
Evercore, Inc. Class A 14,201 3,752
Everest Re Group, Ltd. 900 320
Fifth Third Bancorp 234,520 10,244
First Citizens BancShares, Inc. Class A 1,845 3,574
Goldman Sachs Group, Inc. (The) 12,071 6,250
Hartford Financial Services Group, Inc. 63,811 7,047
Huntington Bancshares, Inc. 831,115 12,957
Intercontinental Exchange, Inc. 163,857 25,540
Janus Henderson Group PLC 119,188 4,924
JPMorgan Chase & Co. 357,953 79,437
Kimco Realty Corp.(ö) 434,379 10,303
Markel Group, Inc.(Æ) 9,476 14,612
MasterCard, Inc. Class A 264,334 132,059
MetLife, Inc. 171,966 13,486
Morgan Stanley 198,001 23,018
Northern Trust Corp. 1,828 184
PNC Financial Services Group, Inc. (The) 22,409 4,219
Progressive Corp. (The) 233,134 56,612
Prologis, Inc.(ö) 36,244 4,093
Prudential Financial, Inc. 67,246 8,236
Public Storage(ö) 23,322 7,674
Raymond James Financial, Inc. 10,375 1,538
Regions Financial Corp. 1,024,478 24,454
Reinsurance Group of America, Inc. Class A 68,169 14,389
Simon Property Group, Inc.(ö) 3 1
State Street Corp. 42,925 3,983
Synchrony Financial 264,937 14,609
Torchmark Corp. 132,647 14,008
Travelers Cos., Inc. (The) 35,483 8,727
Truist Financial Corp. 8,224 354
US Bancorp 135,069 6,525
VICI Properties, Inc.(ö) 18,304 581
Visa, Inc. Class A 289,631 83,950
Voya Financial, Inc. 21,215 1,704
Webster Financial Corp. 19,386 1,004
Wells Fargo & Co. 1,048,463 68,066
Welltower, Inc.(ö) 58,700 7,917
Willis Towers Watson PLC 62,325 18,834
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WR Berkley Corp. 98,367 5,624
1,278,933
Health Care - 10.8%
Abbott Laboratories 254,958 28,905
AbbVie, Inc. 303,906 61,957
Abiomed, Inc.(Š) 9,546 —
Agilent Technologies, Inc. 22,046 2,873
Amgen, Inc. 53,187 17,028
AstraZeneca PLC - ADR 83,355 5,931
Baxter International, Inc. 162,176 5,790
Becton Dickinson & Co. 5,550 1,296
Biogen, Inc.(Æ) 11,230 1,954
Boston Scientific Corp.(Æ) 371,420 31,207
Bristol Myers Squibb Co. 262,985 14,667
Cigna Group (The) 92,006 28,964
Danaher Corp. 215,548 52,951
Elevance Health, Inc. 58,028 23,545
Eli Lilly & Co. 58,299 48,373
Exelixis, Inc.(Æ) 344,804 11,447
Fortrea Holdings, Inc.(Æ) 10,723 180
GE HealthCare Technologies, Inc. 10,656 931
Gilead Sciences, Inc. 58,798 5,222
GSK PLC - ADR 495,568 18,217
HCA Healthcare, Inc. 17,182 6,164
Henry Schein, Inc.(Æ) 92,338 6,485
Humana, Inc. 17,180 4,429
Intuitive Surgical, Inc.(Æ) 111,532 56,194
IQVIA, Inc.(Æ) 36,190 7,449
Johnson & Johnson 300,619 48,057
Koninklijke Philips NV(Æ) 546,364 14,315
Labcorp Holdings, Inc. 10,723 2,448
McKesson Corp. 54,558 27,311
Medtronic PLC 94,373 8,423
Merck & Co., Inc. 310,510 31,771
Molina Healthcare, Inc.(Æ) 4,812 1,546
Novo Nordisk A/S - ADR 131,101 14,677
Organon & Co. 555,674 10,436
Pfizer, Inc. 137,510 3,891
Quest Diagnostics, Inc. 9,172 1,420
Regeneron Pharmaceuticals, Inc.(Æ) 69,828 58,530
ResMed, Inc. 11,906 2,887
Royalty Pharma PLC Class A 112,535 3,038
Sanofi SA - ADR 452,447 23,925
Stryker Corp. 30,069 10,713
Thermo Fisher Scientific, Inc. 76,312 41,691
UnitedHealth Group, Inc. 294,862 166,450
Universal Health Services, Inc. Class B 24,354 4,976
Veeva Systems, Inc. Class A(Æ) 31,948 6,672
Vertex Pharmaceuticals, Inc.(Æ) 79,314 37,752
Viatris, Inc. 705,614 8,185
Waters Corp.(Æ) 24,577 7,941
Zoetis, Inc. Class A 150,725 26,947
1,006,161

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 3.3%
Air Products & Chemicals, Inc. 1,928 599
Ball Corp. 64,149 3,801
Carrier Global Corp. 231,724 16,851
Celanese Corp. Class A 40,329 5,080
CF Industries Holdings, Inc. 184,188 15,146
Copart, Inc.(Æ) 300,214 15,452
Crown Holdings, Inc. 52,077 4,872
Dow, Inc. 33,546 1,657
DuPont de Nemours, Inc. 273,418 22,691
Ecolab, Inc. 98,808 24,280
Fastenal Co. 23,087 1,805
FMC Corp. 331,696 21,557
Fortune Brands Innovations, Inc. 52,850 4,404
General Electric Co. 31,968 5,491
Ingevity Corp.(Æ) 4,417 185
Johnson Controls International PLC 20,895 1,579
Linde PLC 127,662 58,233
Martin Marietta Materials, Inc. 2,605 1,543
Masco Corp. 34,631 2,767
Mohawk Industries, Inc.(Æ) 58,774 7,892
NewMarket Corp. 3,892 2,043
Newmont Corp. 139,289 6,329
Nucor Corp. 51,052 7,241
Owens Corning 19,365 3,424
Packaging Corp. of America 39,823 9,117
PPG Industries, Inc. 4,923 613
Reliance Steel & Aluminum Co. 6,664 1,908
Rio Tinto PLC - ADR 37,916 2,460
Royal Gold, Inc. 26,280 3,838
Sherwin-Williams Co. (The) 25,042 8,984
Steel Dynamics, Inc. 42,143 5,500
Trane Technologies PLC 101,010 37,390
United States Steel Corp. 128,633 4,997
309,729
Producer Durables - 7.8%
Alaska Air Group, Inc.(Æ) 46,980 2,251
Amphenol Corp. Class A 155,440 10,418
Automatic Data Processing, Inc. 76,295 22,068
Canadian Pacific Kansas City, Ltd. 394,828 30,465
CH Robinson Worldwide, Inc. 142,437 14,677
Chart Industries, Inc.(Æ) 49,226 5,943
Corpay, Inc.(Æ) 60,475 19,940
CSX Corp. 325,314 10,944
Cummins, Inc. 26,409 8,688
Deere & Co. 58,675 23,745
Delta Air Lines, Inc. 785,969 44,973
Dover Corp. 26,181 4,957
Esab Corp. 29,041 3,573
Expeditors International of Washington, Inc. 118,270 14,074
FedEx Corp. 172,216 47,161
Fortive Corp. 2,085 149
GE Vernova, Inc.(Æ) 7,992 2,411
General Dynamics Corp. 33,727 9,835
Global Payments, Inc. 191,173 19,827
Honeywell International, Inc. 123,717 25,446
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illinois Tool Works, Inc. 1,831 478
Ingersoll Rand, Inc. 185,713 17,828
Keysight Technologies, Inc.(Æ) 88,300 13,158
Kirby Corp.(Æ) 8,376 961
Knight-Swift Transportation Holdings, Inc. 29,855 1,555
L3Harris Technologies, Inc. 11,295 2,795
Lockheed Martin Corp. 1,670 912
Mettler-Toledo International, Inc.(Æ) 16,183 20,904
Moody's Corp. 58,542 26,580
Norfolk Southern Corp. 52,320 13,102
Northrop Grumman Corp. 8,710 4,434
Old Dominion Freight Line, Inc. 89,626 18,043
Otis Worldwide Corp. 369,066 36,242
PACCAR, Inc. 90,878 9,477
Parker-Hannifin Corp. 9,867 6,256
Pentair PLC 147,694 14,639
Phinia, Inc. 8,939 416
S&P Global, Inc. 147,100 70,661
Textron, Inc. 261,296 21,013
TopBuild Corp.(Æ) 3,805 1,345
TransDigm Group, Inc. 1,634 2,128
Union Pacific Corp. 57,200 13,274
United Airlines, Inc.(Æ) 233,018 18,236
United Rentals, Inc. 15,216 12,368
Veralto Corp. 69,339 7,086
Vontier Corp. 896,245 33,233
Waste Management, Inc. 4,229 913
Westinghouse Air Brake Technologies Corp. 204,186 38,383
727,965
Technology - 35.7%
Accenture PLC Class A 242,514 83,624
Adobe, Inc.(Æ) 68,297 32,651
Advanced Micro Devices, Inc.(Æ) 317,118 45,687
Akamai Technologies, Inc.(Æ) 40,523 4,096
Allegion PLC 17,438 2,435
Alphabet, Inc. Class A 829,223 141,888
Alphabet, Inc. Class C 1,209,020 208,786
Analog Devices, Inc. 107,083 23,891
Apple, Inc. 2,578,110 582,421
Applied Materials, Inc. 109,156 19,821
ASML Holding NV 2,663 1,791
Autodesk, Inc.(Æ) 105,904 30,056
Booking Holdings, Inc. 11,334 53,001
Broadcom, Inc. 458,960 77,918
CACI International, Inc. Class A(Æ) 4,386 2,423
Cisco Systems, Inc. 626,638 34,321
Cognizant Technology Solutions Corp.
Class A 149,553 11,155
Corteva, Inc. 230,444 14,039
Dell Technologies, Inc. Class C 66,959 8,278
DXC Technology Co.(Æ) 727,457 14,447
EchoStar Corp. Class A(Æ) 81,367 2,039
Electronic Arts, Inc. 51,566 7,779
EPAM Systems, Inc.(Æ) 92,717 17,491
F5, Inc.(Æ) 12,816 2,997
Fidelity National Information Services, Inc. 2,700 242

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
188 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortinet, Inc.(Æ) 90,530 7,121
Hewlett Packard Enterprise Co. 43,704 852
HP, Inc. 96,623 3,432
International Business Machines Corp. 8,601 1,778
Intuit, Inc. 119,498 72,930
Jabil Circuit, Inc. 69,502 8,555
KLA Corp. 5,800 3,864
Lam Research Corp. 322,650 23,989
Match Group, Inc.(Æ) 293,317 10,568
Meta Platforms, Inc. Class A 380,320 215,862
Microchip Technology, Inc. 177,278 13,007
Micron Technology, Inc. 341,304 34,011
Microsoft Corp. 1,415,981 575,384
MKS Instruments, Inc. 20,581 2,044
Motorola Solutions, Inc. 72,772 32,700
MSCI, Inc. Class A 31,515 18,001
NVIDIA Corp. 3,603,527 478,404
NXP Semiconductors NV 106,968 25,084
ON Semiconductor Corp.(Æ) 270,179 19,045
Oracle Corp. 258,811 43,439
Palo Alto Networks, Inc.(Æ) 62,884 22,659
Qorvo, Inc.(Æ) 74,162 5,285
QUALCOMM, Inc. 177,087 28,824
Salesforce, Inc. 184,434 53,738
SAP SE - ADR 53,046 12,394
Seagate Technology Holdings PLC 76,216 7,650
ServiceNow, Inc.(Æ) 69,415 64,763
Synopsys, Inc.(Æ) 19,663 10,099
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 195,629 37,275
TE Connectivity PLC 27,015 3,983
Teradyne, Inc. 228,975 24,319
Texas Instruments, Inc. 120,381 24,457
Uber Technologies, Inc.(Æ) 29,022 2,091
VeriSign, Inc.(Æ) 26,378 4,665
Workday, Inc. Class A(Æ) 126,631 29,613
3,345,162
Utilities - 4.5%
American Electric Power Co., Inc. 34,190 3,376
AT&T, Inc. 1,106,448 24,939
CenterPoint Energy, Inc. 401,392 11,853
Cheniere Energy, Inc. 73,004 13,972
CMS Energy Corp. 37,178 2,588
ConocoPhillips 538,152 58,949
Consolidated Edison, Inc. 89,657 9,116
Constellation Energy Generation LLC 24,576 6,463
DT Midstream, Inc. 31,773 2,864
DTE Energy Co. 6,566 816
Duke Energy Corp. 80,474 9,276
Edison International 135,613 11,175
Entergy Corp. 120,725 18,686
Exelon Corp. 347,748 13,666
FirstEnergy Corp. 347,328 14,529
NextEra Energy, Inc. 364,249 28,867
NiSource, Inc. 38,538 1,355
NRG Energy, Inc. 628,721 56,836
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Public Service Enterprise Group, Inc. 14,344 1,282
Sempra Energy 52,113 4,345
Southern Co. (The) 186,463 16,974
T-Mobile US, Inc. 305,784 68,239
UGI Corp. 168,295 4,024
Verizon Communications, Inc. 134,698 5,675
Xcel Energy, Inc. 476,083 31,807
421,672
Total Common Stocks
(cost $4,114,849) 9,165,686
Short-Term Investments - 1.9%
U.S. Cash Management Fund(@) 181,181,935
(∞)
181,164
Total Short-Term Investments
(cost $181,162) 181,164
Total Investments - 99.9%
(identified cost $4,296,011) 9,346,850
Other Assets and Liabilities,
Net - 0.1%
9,857
Net Assets - 100.0%
9,356,707

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 189
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 545 USD 156,374 12/24 756
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 756
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 1,308,271 $ — $ —
$ —
$ 1,308,271 14 .0
Consumer Staples 428,868 — —
—
428,868 4 .6
Energy 338,925 — —
—
338,925 3 .6
Financial Services 1,278,933 — —
—
1,278,933 13 .7
Health Care 1,006,161 — —
—
1,006,161 10 .8
Materials and Processing 309,729 — —
—
309,729 3 .3
Producer Durables 727,965 — —
—
727,965 7 .8
Technology 3,345,162 — —
—
3,345,162 35 .7
Utilities 421,672 — —
—
421,672 4 .5
Short-Term Investments — — — 181,164 181,164 1 .9
Total Investments 9,165,686 — — 181,164 9,346,850 99 .9
Other Assets and Liabilities, Net
0 .1
100 .0
Other Financial Instruments
Assets
Futures Contracts 756 — — — 756 —
*
Total Other Financial Instruments
**
$ 756 $ — $ — $ — $ 756
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
190 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 756
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 35,812
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 9,284
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 191
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,296,011
Investments, at fair value(>) ........................................................................................................................................................
9,346,850
Receivables:
Dividends and interest ...................................................................................................................................................... 4,239
Dividends from affiliated funds ....................................................................................................................................... 704
Fund shares sold ............................................................................................................................................................... 11,414
From broker(a) ................................................................................................................................................................. 4,107
Variation margin on futures contracts .............................................................................................................................. 757
Total assets ...............................................................................................................................................................
9,368,071
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 3,951
Accrued fees to affiliates .................................................................................................................................................. 6,922
Other accrued expenses .................................................................................................................................................... 491
Total liabilities ...........................................................................................................................................................
11,364
Net Assets ...............................................................................................................................................................
$ 9,356,707

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 4,883,8 80
Shares of beneficial interest .........................................................................................................................................................
1,128
Additional paid-in capital ............................................................................................................................................................
4,471, 699
Net Assets ...............................................................................................................................................................
$ 9,356,707
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 81.87
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 86.86
Class A — Net assets ........................................................................................................................................................... $ 153,247,427
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,871,806
Net asset value per share: Class C (#) .......................................................................................................................................... $ 75.61
Class C — Net assets ........................................................................................................................................................... $ 47,559,501
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 629,022
Net asset value per share: Class M (#) ......................................................................................................................................... $ 83.02
Class M — Net assets .......................................................................................................................................................... $ 2,767,751,153
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 33,339,952
Net asset value per share: Class S (#) .......................................................................................................................................... $ 83.02
Class S — Net assets ............................................................................................................................................................ $ 6,388,149,044
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 76,947,374
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 181,164
(a)   Receivable from Broker for Futures $ 4,107
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 193
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 114,398
Dividends from affiliated funds ....................................................................................................................................... 8,834
Interest .............................................................................................................................................................................. 412
Securities lending income (net) ....................................................................................................................................... 30
Total investment income ..............................................................................................................................................................
123,674
Expenses
Advisory fees ................................................................................................................................................................... 54,370
Administrative fees .......................................................................................................................................................... 4,097
Custodian fees .................................................................................................................................................................. 557
Distribution fees - Class A ............................................................................................................................................... 333
Distribution fees - Class C ............................................................................................................................................... 338
Transfer agent fees - Class A ........................................................................................................................................... 266
Transfer agent fees - Class C ........................................................................................................................................... 90
Transfer agent fees - Class M .......................................................................................................................................... 4,817
Transfer agent fees - Class S ............................................................................................................................................ 11,874
Professional fees .............................................................................................................................................................. 359
Registration fees ............................................................................................................................................................... 226
Shareholder servicing fees - Class C ............................................................................................................................... 113
Trustees’ fees .................................................................................................................................................................... 411
Printing fees ..................................................................................................................................................................... 206
Miscellaneous .................................................................................................................................................................. 569
Expenses before reductions .............................................................................................................................................. 78,626
Expense reductions .......................................................................................................................................................... (2,409)
Net expenses ................................................................................................................................................................................
76,217
Net investment income (loss) .......................................................................................................................................................
47,457
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (73,010)
Futures contracts .............................................................................................................................................................. 35,812
Foreign currency-related transactions .............................................................................................................................. 2
Net realized gain (loss) ................................................................................................................................................................
(37,196)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 2,312,605
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 9,284
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,321,886
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,284,690
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 2,332,147

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 47,457 $ 46,633
Net realized gain (loss) ....................................................................................................................... (37,196) (28,899)
Net change in unrealized appreciation (depreciation) ........................................................................ 2,321,886 591,643
Net increase (decrease) in net assets from operations .............................................................................. 2,332,147 609,377
Distributions
To shareholders
Class A .......................................................................................................................................... (391) (300)
Class M ......................................................................................................................................... (13,377) (11,492)
Class S .......................................................................................................................................... (29,678) (24,564)
Net decrease in net assets from distributions ............................................................................................ (43,446) (36,356)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 193,805 555,281
Total Net Increase (Decrease) in Net Assets ........................................................................
2,482,506 1,128,302
Net Assets
Beginning of period .................................................................................................................................. 6,874,201 5,745,899
End of period .............................................................................................................................................
$ 9,356,707 $ 6,874,201

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 195
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 423 $ 31,474 201 $ 12,212
Proceeds from reinvestment of distributions 6 391 5 300
Payments for shares redeemed (162) (12,033) (157) (9,549)
Net increase (decrease)
267 19,832 49 2,963
Class C
Proceeds from shares sold 82 5,687 114 6,410
Payments for shares redeemed (110) (7,66 4 ) (153) (8,658)
Net increase (decrease)
(28) (1,97 7 ) (39) (2,248)
Class M
Proceeds from shares sold 8,49 1 658,511 9,171 557,224
Proceeds from reinvestment of distributions 190 13,344 202 11,467
Payments for shares redeemed (5,753) (437,699) (5,415) (335,469)
Net increase (decrease)
2,92 8 234,156 3,958 233,222
Class S
Proceeds from shares sold 12,477 947,277 17,855 1,090,373
Proceeds from reinvestment of distributions 419 29,468 429 24,383
Payments for shares redeemed (13,478) (1,034,95 1 ) (13,006) (793,412)
Net increase (decrease)
(582) (58,20 6 ) 5,278 321,344
Total increase (decrease)
2,58 5 $ 193,805 9,246 $ 555,281

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2024 61.59 .21 20.3 0 20.51 (.23) (.23)
October 31, 2023 56.20 .27 5.31 5.58 (.19) (.19)
October 31, 2022 68.42 .13 (12.35) (12.22) — —
October 31, 2021 49.07 (.03) 19.54 19.51 (.16) (.16)
October 31, 2020 45.09 .15 4.11 4.26 (.28) (.28)
Class C
October 31, 2024 57.11 (.32) 18.82 18.50 — —
October 31, 2023 52.33 (.17) 4.95 4.78 — —
October 31, 2022 64.19 (.31) (11.55) (11.86) — —
October 31, 2021 46.25 (.46) 18.40 17.94 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
Class M
October 31, 2024 62.41 .48 20.5 7 21.0 5 (.44) (.44)
October 31, 2023 56.96 .48 5.37 5.85 (.40) (.40)
October 31, 2022 69.27 .35 (12.49) (12.14) (.17) (.17)
October 31, 2021 49.65 .18 19.77 19.95 (.33) (.33)
October 31, 2020 45.61 .32 4.15 4.47 (.43) (.43)
Class S
October 31, 2024 62.42 .41 20.57 20.98 (.38) (.38)
October 31, 2023 56.96 .43 5.37 5.80 (.34) (.34)
October 31, 2022 69.27 .29 (12.50) (12.21) (.10) (.10)
October 31, 2021 49.65 .12 19.76 19.88 (.26) (.26)
October 31, 2020 45.60 .28 4.15 4.43 (.38) (.38)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 197
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
81.87 33.38 153,247 1.16 1.16 .28 19
61.59 9.97 98,852 1.17 1.17 .44 25
56.20 (17.86) 87,448 1.18 1.17 .21 46
68.42 39.83 100,109 1.18 1.17 (.05) 22
49.07 9.47 69,634 1.19 1.17 .32 40
75.61 32.37 47,560 1.91 1.91 (.46) 19
57.11 9.15 37,520 1.92 1.92 (.31) 25
52.33 (18.48) 36,410 1.93 1.92 (.54) 46
64.19 38.79 43,968 1.93 1.92 (.80) 22
46.25 8.64 32,342 1.94 1.92 (.41) 40
83.02 33.86 2,767,751 .91 .81 .63 19
62.41 10.35 1,898,077 .92 .82 .78 25
56.96 (17.57) 1,506,693 .93 .82 .56 46
69.27 40.33 1,518,925 .93 .82 .29 22
49.65 9.84 620,317 .94 .82 .68 40
83.02 33.70 6,388,149 .91 .91 .54 19
62.42 10.26 4,839,752 .92 .92 .69 25
56.96 (17.65) 4,115,348 .93 .92 .46 46
69.27 40.18 4,617,227 .93 .92 .20 22
49.65 9.74 3,341,841 .94 .92 .59 40

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 5,086,571
Administrative fees 383,911
Distribution fees 63,587
Shareholder servicing fees 10,235
Transfer agent fees 1,368,990
Trustee fees 8,302
$ 6,921,596
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 199,962 $ 651,641 $ 670,436 $ — $ (3) $ 181,164 $ 8,834 $ —
U.S. Cash Collateral Fund 2,755 55,541 58,296 — — — 90 —
$ 202,717 $ 707,182 $ 728,732 $ — $ (3) $ 181,164 $ 8,924 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 4,297,738,794 $ 5,057,367,801 $ (8,256,369) $ 5,049,111,432 $ 37,580,302 $ (202,812,020)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 43,445,801 $ — $ — $ 36,355,387 $ — $ —
Total distributable earnings (losses)
$ 1
Additional paid-in capital
(1)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.0%
Consumer Discretionary - 12.4%
Academy Sports & Outdoors, Inc. 105,189 5,350
Advance Auto Parts, Inc. 115,820 4,134
American Eagle Outfitters, Inc. 42,341 829
API Group Corp.(Æ) 180,998 6,179
Atkore, Inc. 21,279 1,825
Atlanta Braves Holdings, Inc. Class C(Æ) 35,341 1,396
Atmus Filtration Technologies, Inc. 38,395 1,495
Bath & Body Works, Inc. 44,936 1,275
Beacon Roofing Supply, Inc.(Æ) 9,638 887
Beazer Homes USA, Inc.(Æ) 80,143 2,465
BJ's Restaurants, Inc.(Æ) 11,885 441
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 859
Bloomin' Brands, Inc. 182,225 3,023
Boot Barn Holdings, Inc.(Æ) 30,557 3,806
BorgWarner, Inc. 28,786 968
Boyd Gaming Corp. 15,720 1,089
Brinker International, Inc.(Æ) 19,584 2,011
Brunswick Corp. 72,474 5,779
Caesars Entertainment, Inc.(Æ) 35,889 1,437
Caleres, Inc. 34,500 1,030
Capri Holdings, Ltd.(Æ) 45,207 892
Carter's, Inc. 14,172 775
Cavco Industries, Inc.(Æ) 5,602 2,296
Century Communities, Inc. 18,164 1,610
Cheesecake Factory, Inc. (The) 22,697 1,049
Churchill Downs, Inc. 13,870 1,943
Crocs, Inc.(Æ) 6,072 655
Dana Holding Corp. 33,924 260
Dave & Buster's Entertainment, Inc.(Æ) 51,992 1,920
Deckers Outdoor Corp.(Æ) 39,720 6,391
Denny's Corp.(Æ) 288,882 1,852
Dick's Sporting Goods, Inc. 30,377 5,946
Domino's Pizza, Inc. 7,114 2,943
Dream Finders Homes, Inc. Class A(Æ) 26,553 793
Ethan Allen Interiors, Inc. 16,761 464
FactSet Research Systems, Inc. 4,286 1,946
First Watch Restaurant Group, Inc.(Æ) 21,490 365
FirstCash Holdings, Inc. 9,286 961
Five Below, Inc.(Æ) 27,773 2,633
Floor & Decor Holdings, Inc. Class A(Æ) 22,014 2,269
Gentherm, Inc.(Æ) 38,134 1,600
G-III Apparel Group, Ltd.(Æ) 88,788 2,689
GMS, Inc.(Æ) 8,715 783
Golden Entertainment, Inc. 71,035 2,087
Grand Canyon Education, Inc.(Æ) 15,870 2,176
Gray Television, Inc. 264,919 1,513
Green Brick Partners, Inc.(Æ) 28,092 1,939
Group 1 Automotive, Inc. 2,622 955
Harley-Davidson, Inc. 19,170 612
Hillenbrand, Inc. 22,839 629
Hilton Grand Vacations, Inc.(Æ) 14,163 522
IAC, Inc.(Æ) 63,894 3,064
Instructure Holdings, Inc.(Æ) 42,649 1,004
International Game Technology PLC 47,959 975
Interpublic Group of Cos., Inc. (The) 52,167 1,534
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Johnson Outdoors, Inc. Class A 42,267 1,336
Kontoor Brands, Inc. 40,545 3,472
Kura Sushi USA, Inc. Class A(Æ) 15,144 1,512
Lear Corp. 2,415 231
Levi Strauss & Co. Class A 19,645 336
Liberty Broadband Corp. Class C(Æ) 3,695 299
Liberty Latin America, Ltd. Class C(Æ) 193,753 1,876
Light & Wonder, Inc. Class A(Æ) 24,104 2,260
Lions Gate Entertainment Corp. Class B(Æ) 136,698 964
Lithia Motors, Inc. Class A 16,816 5,589
Macy's, Inc. 101,635 1,559
Madison Square Garden Entertainment
Corp.(Æ) 27,310 1,139
MarineMax, Inc.(Æ) 33,367 972
Marriott Vacations Worldwide Corp. 1,828 141
Meritage Homes Corp. 5,627 1,020
Newell Rubbermaid, Inc. 534,697 4,705
Nexstar Media Group, Inc. Class A 33,196 5,840
nVent Electric PLC 34,460 2,570
ODP Corp. (The)(Æ) 8,873 275
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 3,563
OneWater Marine, Inc. Class A(Æ) 111,496 2,427
Papa John's International, Inc. 88,511 4,637
Patrick Industries, Inc. 7,858 990
Penn Entertainment, Inc.(Æ) 13,154 260
Potbelly Corp.(Æ) 115,756 854
PulteGroup, Inc. 22,204 2,876
PVH Corp. 26,694 2,628
RB Global, Inc. 8,866 751
Restoration Hardware(Æ) 1,982 630
Revolve Group, Inc.(Æ) 96,239 2,389
Rocky Brands, Inc. 46,209 940
Savers Value Village, Inc.(Æ) 58,887 602
SeaWorld Entertainment, Inc.(Æ) 37,337 1,965
Sensata Technologies Holding PLC 17,460 600
Service Corp. International 12,051 984
Shoe Carnival, Inc. 13,128 450
Signet Jewelers, Ltd. 22,099 2,026
Sirius Xm Holdings, Inc. 108,911 2,904
Skechers USA, Inc. Class A(Æ) 27,104 1,666
Sphere Entertainment Co.(Æ) 5,963 249
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,807
Texas Roadhouse, Inc. Class A 9,894 1,891
Thor Industries, Inc. 6,275 653
Toll Brothers, Inc. 10,396 1,522
Transcat, Inc.(Æ) 5,568 532
Travel + Leisure Co. 35,817 1,712
Tri Pointe Homes, Inc.(Æ) 33,493 1,354
Under Armour, Inc. Class A(Æ) 71,659 613
Universal Electronics, Inc.(Æ) 45,523 401
Urban Outfitters, Inc.(Æ) 43,349 1,558
Valvoline, Inc.(Æ) 46,246 1,863
VF Corp. 213,555 4,423
Victoria's Secret & Co.(Æ) 56,924 1,723
Vista Outdoor, Inc.(Æ) 38,357 1,687
Wabash National Corp. 27,235 475
Weyco Group, Inc. 7,024 236

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
200 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wingstop, Inc. 24,014 6,909
Wolverine World Wide, Inc. 23,418 360
Wyndham Hotels & Resorts, Inc. 11,079 979
YETI Holdings, Inc.(Æ) 89,737 3,160
Ziff Davis, Inc.(Æ) 77,092 3,567
214,235
Consumer Staples - 3.3%
Aramark Services, Inc. 48,225 1,824
BellRing Brands, Inc.(Æ) 21,651 1,425
Calavo Growers, Inc. 6,455 172
Casey's General Stores, Inc. 17,980 7,084
Celsius Holdings, Inc.(Æ) 45,498 1,369
elf Beauty, Inc.(Æ) 21,291 2,241
Helen of Troy, Ltd.(Æ) 19,264 1,226
Ingredion, Inc. 16,720 2,220
Inter Parfums, Inc. 9,616 1,164
J&J Snack Foods Corp. 6,998 1,148
Kellanova 11,682 942
Lancaster Colony Corp. 5,277 916
Limoneira Co. 24,211 621
MGP Ingredients, Inc. 5,280 254
Nomad Foods, Ltd. 170,046 2,984
Olaplex Holdings, Inc.(Æ) 474,732 845
Performance Food Group Co.(Æ) 18,936 1,539
Pilgrim's Pride Corp.(Æ) 57,405 2,781
Post Holdings, Inc.(Æ) 5,407 590
Primo Water Corp. 352,265 9,240
Spectrum Brands Holdings, Inc. 45,306 4,060
Sprouts Farmers Market, Inc.(Æ) 16,574 2,129
Tyson Foods, Inc. Class A 50,309 2,948
US Foods Holding Corp.(Æ) 27,044 1,667
Vita Coco Co., Inc. (The)(Æ) 47,311 1,401
Warby Parker, Inc. Class A(Æ) 101,428 1,717
Weis Markets, Inc. 6,526 410
WK Kellogg Co. 68,522 1,140
56,057
Energy - 3.3%
Antero Resources Corp.(Æ) 98,541 2,550
Centrus Energy Corp. Class A(Æ) 21,431 2,225
ChampionX Corp. 144,930 4,090
Civitas Resources, Inc. 27,056 1,320
CONSOL Energy, Inc. 7,881 874
Core Laboratories, Inc. 128,485 2,428
Coterra Energy, Inc. 74,311 1,778
Delek US Holdings, Inc. 30,789 482
Diamondback Energy, Inc. 18,179 3,214
EQT Corp. 17,282 631
Exxon Mobil Corp. 20,408 2,383
First Solar, Inc.(Æ) 5,095 991
Helix Energy Solutions Group, Inc.(Æ) 271,114 2,508
HF Sinclair Corp. 20,474 790
Innovex International, Inc.(Æ) 104,275 1,480
Liberty Energy, Inc. Class A 134,497 2,296
Marathon Oil Corp. 79,268 2,196
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Matador Resources Co. 38,825 2,023
Natural Gas Services Group, Inc.(Æ) 23,760 465
Newpark Resources, Inc.(Æ) 312,683 2,082
NOV, Inc. 138,022 2,141
NOW, Inc.(Æ) 90,600 1,072
Oil States International, Inc.(Æ) 271,465 1,284
Pason Systems, Inc. 397,534 3,846
Patterson-UTI Energy, Inc. 288,263 2,211
ProFrac Holding Corp. Class A(Æ) 103,988 619
ProPetro Holding Corp.(Æ) 342,332 2,366
REX American Resources Corp.(Æ) 19,793 885
Shoals Technologies Group, Inc. Class A(Æ) 151,916 822
Sitio Royalties Corp. Class A 123,959 2,763
Solaris Oilfield Infrastructure, Inc. Class A 55,034 723
Viper Energy, Inc. 36,186 1,878
57,416
Financial Services - 23.2%
Affiliated Managers Group, Inc. 11,012 2,135
Agree Realty Corp.(ö) 51,262 3,806
Air Lease Corp. Class A 124,145 5,506
Alpine Income Property Trust, Inc.(ö) 146,690 2,572
Ambac Financial Group, Inc.(Æ) 252,616 2,857
Americold Realty Trust, Inc.(ö) 126,134 3,239
Apple Hospitality REIT, Inc.(ö) 132,143 1,952
Associated Banc-Corp. 20,340 483
Assurant, Inc. 5,539 1,062
Assured Guaranty, Ltd. 86,502 7,219
Atlantic Union Bankshares Corp. 29,938 1,132
Axis Capital Holdings, Ltd. 30,294 2,371
Axos Financial, Inc.(Æ) 11,131 754
Banc of California, Inc. 274,892 4,222
Bancorp, Inc. (The)(Æ) 29,842 1,500
Bank of NT Butterfield & Son, Ltd. (The) 795 29
Bank OZK 42,384 1,854
BankUnited, Inc. 65,135 2,302
Banner Corp. 10,529 674
BGC Group, Inc. Class A 296,615 2,779
Bridgewater Bancshares, Inc.(Æ) 149,684 2,185
Brighthouse Financial, Inc.(Æ) 23,948 1,133
Burke & Herbert Financial Services Corp. 31,000 1,964
Cadence Bank 57,103 1,909
Cannae Holdings, Inc. 127,667 2,534
Carter Bankshares, Inc.(Æ) 123,013 2,263
Chatham Lodging Trust(ö) 208,446 1,647
Clarivate PLC(Æ) 274,154 1,809
CNO Financial Group, Inc. 65,539 2,255
Cohen & Steers, Inc. 13,642 1,347
Columbia Banking System, Inc. 5,350 153
Community Bank System, Inc. 28,319 1,731
Compass, Inc. Class A(Æ) 53,426 339
CTO Realty Growth, Inc.(ö) 110,822 2,144
Customers Bancorp, Inc.(Æ) 76,169 3,514
DiamondRock Hospitality Co.(ö) 644,615 5,524
Discover Financial Services 20,475 3,039
Distribution Solutions Group, Inc.(Æ) 58,312 2,245
Diversified Healthcare Trust(ö) 121,998 436

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dun & Bradstreet Holdings, Inc. 114,377 1,360
Easterly Government Properties, Inc.(ö) 274,286 3,719
Encore Capital Group, Inc.(Æ) 52,446 2,396
Enova International, Inc.(Æ) 30,176 2,623
Equity Bancshares, Inc. Class A 49,936 2,122
Equity Commonwealth(Æ)(ö) 99,959 1,978
Erie Indemnity Co. Class A 4,852 2,178
eXp World Holdings, Inc. 87,848 1,170
Extra Space Storage, Inc.(ö) 6,730 1,099
F&G Annuities & Life, Inc. 102,569 4,113
Federal Agricultural Mortgage Corp. Class
C 14,346 2,629
First American Financial Corp. 46,182 2,963
First BanCorp 106,817 2,059
First Bancshares, Inc. 62,741 2,100
First Bank 93,879 1,329
First Commonwealth Financial Corp. 59,331 975
First Horizon Corp. 98,309 1,704
First Industrial Realty Trust, Inc.(ö) 54,380 2,854
First Internet Bancorp 56,351 1,971
FirstService Corp. 10,415 1,929
FNB Corp. 90,478 1,312
Franklin Street Properties Corp.(ö) 1,337,623 2,368
FTAI Aviation, Ltd. 65,879 8,857
Gaming and Leisure Properties, Inc.(ö) 56,023 2,812
GCM Grosvenor, Inc. Class A 141,882 1,637
Genworth Financial, Inc. Class A(Æ) 108,399 731
Glacier Bancorp, Inc. 89,281 4,656
Globe Life, Inc. 15,022 1,586
Goosehead Insurance, Inc. Class A(Æ) 57,728 6,287
Grid Dynamics Holdings, Inc.(Æ) 125,887 2,004
Hamilton Lane, Inc. Class A 45,334 8,144
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 60,828 2,128
Hanover Insurance Group, Inc. (The) 23,918 3,548
HBT Financial, Inc. 51,575 1,102
Hingham Institution for Savings 15,246 3,865
Home BancShares, Inc. 119,152 3,252
Horace Mann Educators Corp. 99,657 3,711
Houlihan Lokey, Inc. Class A 57,877 9,999
Howard Hughes Corp. (The)(Æ) 44,947 3,418
Independence Realty Trust, Inc.(ö) 112,785 2,213
Independent Bank Group, Inc. 46,611 2,720
Industrial Logistics Properties Trust(ö) 463,759 1,639
International General Insurance Holdings,
Ltd. 301,956 6,725
Jackson Financial, Inc. Class A 62,653 6,262
Jones Lang LaSalle, Inc.(Æ) 14,647 3,969
Kemper Corp. 35,112 2,186
Kennedy-Wilson, Inc. 86,601 926
Kinsale Capital Group, Inc. 2,810 1,203
Lamar Advertising Co. Class A(ö) 5,068 669
LendingClub Corp.(Æ) 121,664 1,725
Live Oak Bancshares, Inc. 77,922 3,094
Marex Group PLC 121,524 3,201
Merchants Bancorp 49,258 1,820
Metropolitan Bank Holding Corp.(Æ) 34,285 1,834
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGIC Investment Corp. 87,321 2,187
Mid-America Apartment Communities, Inc.
(ö) 4,859 735
Morningstar, Inc. 10,831 3,553
Mr. Cooper Group, Inc.(Æ) 20,365 1,803
NET Lease Office Properties(ö) 63,707 1,914
Newmark Group, Inc. Class A 322,719 4,838
NewtekOne, Inc. 41,423 542
NexPoint Residential Trust, Inc.(ö) 7,918 330
NMI Holdings, Inc. Class A(Æ) 57,349 2,218
Northrim BanCorp, Inc. 25,286 1,650
OceanFirst Financial Corp. 207,552 3,777
OFG Bancorp 134,940 5,434
Old Second Bancorp, Inc. 126,391 2,075
Origin Bancorp, Inc. 78,444 2,462
Pathward Financial, Inc. 24,076 1,704
Peapack-Gladstone Financial Corp. 18,179 584
Perella Weinberg Partners 95,814 1,938
Popular, Inc. 38,925 3,473
Postal Realty Trust, Inc. Class A(ö) 102,285 1,488
PotlatchDeltic Corp.(ö) 217,193 9,029
PRA Group, Inc.(Æ) 59,004 1,190
Primerica, Inc. 8,016 2,219
Progyny, Inc.(Æ) 138,564 2,085
Prosperity Bancshares, Inc. 67,929 4,972
Radian Group, Inc. 51,019 1,781
Raymond James Financial, Inc. 29,861 4,426
Rayonier, Inc.(ö) 79,609 2,486
Regency Centers Corp.(ö) 8,219 587
Reinsurance Group of America, Inc. Class A 9,671 2,041
RenaissanceRe Holdings, Ltd. 7,843 2,058
Rexford Industrial Realty, Inc.(ö) 57,024 2,446
RLJ Lodging Trust(ö) 178,382 1,579
Ryman Hospitality Properties, Inc.(ö) 23,837 2,552
Seacoast Banking Corp. of Florida 191,527 5,114
Seaport Entertainment Group, Inc.(Æ) 19,545 531
Selective Insurance Group, Inc. 41,173 3,739
Simmons First National Corp. Class A 39,362 913
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 2,046
SLM Corp. 75,562 1,665
Southern First Bancshares, Inc.(Æ) 67,709 2,587
Southern Missouri Bancorp, Inc. 31,039 1,841
SouthState Corp. 14,455 1,410
St. Joe Co. (The) 35,120 1,816
STAG Industrial, Inc.(ö) 74,288 2,769
Starwood Property Trust, Inc.(ö) 66,209 1,307
Stewart Information Services Corp. 53,043 3,649
Stock Yards Bancorp, Inc. 49,260 3,176
Summit Hotel Properties, Inc.(ö) 57,252 350
Sun Communities, Inc.(ö) 13,480 1,789
Sunrise Realty Trust, Inc.(ö) 227,287 3,118
Sunstone Hotel Investors, Inc.(ö) 37,290 376
Synovus Financial Corp. 33,737 1,683
Target Hospitality Corp. Class A(Æ) 75,625 564
Tel Aviv Stock Exchange, Ltd. 436,394 4,387
Terreno Realty Corp.(ö) 830 50

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Capital Bancshares, Inc.(Æ) 46,490 3,577
Towne Bank 42,457 1,381
Tradeweb Markets, Inc. Class A 18,095 2,298
Triumph Financial, Inc.(Æ) 13,123 1,160
UMB Financial Corp. 9,870 1,083
United Community Banks, Inc. 36,250 1,032
Unum Group 41,015 2,632
Valley National Bancorp 75,972 719
Veritex Holdings, Inc. 46,589 1,258
Vestis Corp. 116,854 1,580
Virtus Investment Partners, Inc. 10,154 2,197
Vornado Realty Trust(ö) 45,471 1,883
Voya Financial, Inc. 70,855 5,690
Walker & Dunlop, Inc. 6,326 692
Webster Financial Corp. 61,350 3,178
Western Alliance Bancorp 15,686 1,305
Whitestone REIT Class B(ö) 834 12
400,206
Health Care - 12.9%
Acadia Healthcare Co., Inc.(Æ) 10,994 469
AdaptHealth Corp.(Æ) 229,803 2,365
Addus HomeCare Corp.(Æ) 36,431 4,533
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 9,207 1,888
Alphatec Holdings, Inc.(Æ) 57,692 453
Amneal Pharmaceuticals, Inc.(Æ) 162,809 1,379
Arcellx, Inc.(Æ) 99,036 8,346
Argenx SE - ADR(Æ) 13,613 7,981
Arrowhead Pharmaceuticals, Inc.(Æ) 120,196 2,311
Arvinas, Inc.(Æ) 3,287 87
Ascendis Pharma A/S - ADR(Æ) 3,208 394
Assertio Holdings, Inc.(Æ) 651,614 671
Avadel Pharmaceuticals PLC(Æ) 77,165 1,194
Azenta, Inc.(Æ) 3,360 138
Beam Therapeutics, Inc.(Æ) 40,446 886
Biohaven, Ltd.(Æ) 62,396 3,105
Bio-Techne Corp. 73,832 5,445
Blueprint Medicines Corp.(Æ) 16,929 1,481
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 1,443
Centene Corp.(Æ) 19,561 1,218
Charles River Laboratories International,
Inc.(Æ) 16,920 3,022
Chemed Corp. 4,610 2,491
Collegium Pharmaceutical, Inc.(Æ) 12,905 441
Contra Inhibrx, Inc.(Æ)(Š) 95,150 62
Cooper Cos, Inc. (The)(Æ) 8,232 862
CorVel Corp.(Æ) 11,987 3,570
Cytokinetics, Inc.(Æ) 69,124 3,525
DaVita HealthCare Partners, Inc.(Æ) 8,875 1,241
Denali Therapeutics, Inc.(Æ) 18,694 485
DexCom, Inc.(Æ) 9,320 657
Doximity, Inc. Class A(Æ) 20,446 853
Dyne Therapeutics, Inc.(Æ) 38,028 1,097
Elanco Animal Health, Inc.(Æ) 77,478 979
Encompass Health Corp. 51,986 5,171
Enovis Corp.(Æ) 52,740 2,177
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ensign Group, Inc. (The) 29,828 4,623
Envista Holdings Corp.(Æ) 107,165 2,247
Evolus, Inc.(Æ) 111,769 1,824
Geron Corp.(Æ) 771,151 3,169
Haemonetics Corp.(Æ) 20,950 1,491
Halozyme Therapeutics, Inc.(Æ) 34,605 1,750
Harmony Biosciences Holdings, Inc.(Æ) 44,604 1,433
HealthEquity, Inc.(Æ) 12,984 1,107
Henry Schein, Inc.(Æ) 19,791 1,390
Icon PLC(Æ) 18,708 4,155
Immunovant, Inc.(Æ) 84,727 2,479
Inhibrx Biosciences, Inc.(Æ) 81,746 1,310
Inmode, Ltd.(Æ) 274,821 4,694
Integra LifeSciences Holdings Corp.(Æ) 27,786 521
Intellia Therapeutics, Inc.(Æ) 84,957 1,208
Jasper Therapeutics, Inc.(Æ) 74,380 1,575
Jazz Pharmaceuticals PLC(Æ) 5,387 593
KalVista Pharmaceuticals, Inc.(Æ) 25,661 264
Keros Therapeutics, Inc.(Æ) 39,191 2,275
Kura Oncology, Inc.(Æ) 87,609 1,465
Kymera Therapeutics, Inc.(Æ) 23,886 1,103
Legend Biotech Corp. - ADR(Æ) 73,469 3,308
LeMaitre Vascular, Inc. 63,624 5,624
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,793 1,035
Liquidia Corp.(Æ) 105,519 1,145
Medpace Holdings, Inc.(Æ) 8,205 2,578
MeiraGTx Holdings PLC(Æ) 220,454 1,221
Molina Healthcare, Inc.(Æ) 4,848 1,557
Moonlake Immunotherapeutics(Æ) 25,434 1,181
Neurocrine Biosciences, Inc.(Æ) 11,152 1,341
OmniAb, Inc.(Æ) 6,830 —
Omnicell, Inc.(Æ) 28,128 1,368
Option Care Health, Inc.(Æ) 55,528 1,279
OraSure Technologies, Inc.(Æ) 405,295 1,648
Organon & Co. 192,570 3,616
Owens & Minor, Inc.(Æ) 52,792 671
PACS Group, Inc.(Æ) 56,844 2,426
Pediatrix Medical Group, Inc.(Æ) 65,669 809
Pennant Group, Inc. (The)(Æ) 67,867 2,170
Perrigo Co. PLC 239,999 6,151
Prestige Brands Holdings, Inc.(Æ) 7,856 579
PTC Therapeutics, Inc.(Æ) 9,522 380
Quest Diagnostics, Inc. 7,338 1,136
QuidelOrtho Corp.(Æ) 37,808 1,439
Rain Oncology(Æ)(Š) 23,153 1
Recursion Pharmaceuticals, Inc. Class A(Æ) 115,408 729
Repligen Corp.(Æ) 12,123 1,628
Rocket Pharmaceuticals, Inc.(Æ) 240,965 4,012
Sarepta Therapeutics, Inc.(Æ) 13,002 1,638
Schrodinger, Inc.(Æ) 103,949 1,829
Smith & Nephew PLC - ADR 134,288 3,369
SpringWorks Therapeutics, Inc.(Æ) 41,443 1,249
STERIS PLC 18,634 4,134
Structure Therapeutics, Inc. - ADR(Æ) 9,328 384
Supernus Pharmaceuticals, Inc.(Æ) 31,278 1,066
Surgery Partners, Inc.(Æ) 18,011 519
Tactile Systems Technology, Inc.(Æ) 96,948 1,407

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tenet Healthcare Corp.(Æ) 21,704 3,365
Terns Pharmaceuticals, Inc.(Æ) 260,054 1,784
Ultragenyx Pharmaceutical, Inc.(Æ) 26,341 1,343
United Therapeutics Corp.(Æ) 6,528 2,441
Universal Health Services, Inc. Class B 12,406 2,535
US Physical Therapy, Inc. 26,777 2,147
Veeva Systems, Inc. Class A(Æ) 6,119 1,278
Vera Therapeutics, Inc.(Æ) 14,869 600
Vericel Corp.(Æ) 52,837 2,327
Viking Therapeutics, Inc.(Æ) 119,784 8,689
Viridian Therapeutics, Inc.(Æ) 162,124 3,497
Waystar Holding Corp.(Æ) 15,492 442
West Pharmaceutical Services, Inc. 14,698 4,526
Xencor, Inc.(Æ) 68,646 1,442
Xenon Pharmaceuticals, Inc.(Æ) 68,615 2,821
Zai Lab, Ltd. - ADR(Æ) 100,398 3,034
Zimvie, Inc.(Æ) 172,285 2,371
222,365
Materials and Processing - 10.2%
AAON, Inc. 16,839 1,923
Acuity Brands, Inc. 2,856 859
Advanced Drainage Systems, Inc. 16,562 2,482
AdvanSix, Inc. 38,456 1,091
Alcoa Corp. 33,253 1,333
Ashland, Inc. 29,012 2,454
Avient Corp. 10,575 493
Axalta Coating Systems, Ltd.(Æ) 50,647 1,921
Balchem Corp. 20,807 3,482
Ball Corp. 47,654 2,824
Belden, Inc. 5,651 643
Builders FirstSource, Inc.(Æ) 34,934 5,988
Carpenter Technology Corp. 6,401 957
Cleveland-Cliffs, Inc.(Æ) 111,995 1,454
Commercial Metals Co. 77,975 4,195
Core & Main, Inc. Class A(Æ) 3,764 167
Crown Holdings, Inc. 5,723 535
Darling Ingredients, Inc.(Æ) 24,737 967
Eagle Materials, Inc. 17,343 4,951
Element Solutions, Inc. 244,990 6,639
Fabrinet(Æ) 5,341 1,287
FMC Corp. 55,228 3,589
Fortune Brands Innovations, Inc. 38,931 3,244
Gibraltar Industries, Inc.(Æ) 5,705 385
Graphic Packaging Holding Co. 21,165 598
Healthcare Services Group, Inc.(Æ) 485,674 5,328
Huntsman Corp. 21,662 477
Ingevity Corp.(Æ) 125,421 5,241
Innospec, Inc. 4,161 448
Intrepid Potash, Inc.(Æ) 59,654 1,497
ITT, Inc. 39,309 5,508
Kaiser Aluminum Corp. 22,747 1,689
KAR Auction Services, Inc.(Æ) 46,088 728
Knife River Corp.(Æ) 25,914 2,522
Koppers Holdings, Inc. 34,926 1,188
Lennox International, Inc. 9,110 5,489
LKQ Corp. 50,290 1,850
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Masterbrand, Inc.(Æ) 330,073 5,928
Mativ Holdings, Inc. 125,217 1,935
MDU Resources Group, Inc. 206,611 5,961
Minerals Technologies, Inc. 21,967 1,654
Modine Manufacturing Co.(Æ) 71,479 8,418
Mohawk Industries, Inc.(Æ) 12,972 1,742
MRC Global, Inc.(Æ) 102,533 1,257
Olin Corp. 23,277 955
Olympic Steel, Inc. 50,126 1,799
Osisko Gold Royalties, Ltd. 44,839 903
Owens Corning 10,132 1,791
Packaging Corp. of America 4,726 1,082
Pool Corp. 12,749 4,611
Quaker Chemical Corp. 6,825 1,035
Reliance Steel & Aluminum Co. 4,978 1,425
Resideo Technologies, Inc.(Æ) 50,050 984
Rogers Corp.(Æ) 5,680 570
Royal Gold, Inc. 12,915 1,886
RPM International, Inc. 6,601 839
Rush Enterprises, Inc. Class A 70,983 4,016
ScanSource, Inc.(Æ) 24,883 1,055
Sealed Air Corp. 65,742 2,379
Silgan Holdings, Inc. 130,449 6,749
SiteOne Landscape Supply, Inc.(Æ) 13,147 1,837
Sonoco Products Co. 74,492 3,912
SPX Technologies, Inc.(Æ) 51,202 7,347
Steel Dynamics, Inc. 19,144 2,498
Stepan Co. 14,889 1,077
Timken Co. (The) 14,623 1,214
TimkenSteel Corp.(Æ) 89,612 1,263
Trex Co., Inc.(Æ) 24,638 1,746
UFP Industries, Inc. 16,885 2,066
United States Steel Corp. 65,826 2,557
Valmont Industries, Inc. 2,427 756
Virco Mfg. Corp. 33,613 472
Watsco, Inc. 4,901 2,318
Worthington Industries, Inc. 28,992 1,110
Worthington Steel, Inc. 24,317 930
176,503
Producer Durables - 16.5%
ABM Industries, Inc. 4,061 215
Advantage Solutions, Inc.(Æ) 305,307 934
AECOM 40,397 4,314
Air Transport Services Group, Inc.(Æ) 18,361 317
Alamo Group, Inc. 5,697 966
Alarm.com Holdings, Inc.(Æ) 80,391 4,287
Alight, Inc. Class A 111,416 772
Allison Transmission Holdings, Inc. Class A 13,732 1,467
Alta Equipment Group, Inc. 49,965 325
AMN Healthcare Services, Inc.(Æ) 14,777 561
Applied Industrial Technologies, Inc. 4,001 927
ArcBest Corp. 26,943 2,807
Arcosa, Inc. 45,271 4,239
Arhaus, Inc. 106,054 899
Avery Dennison Corp. 4,784 990
Badger Meter, Inc. 12,047 2,410

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Barnes Group, Inc. 77,112 3,606
Barrett Business Services, Inc. 105,285 3,810
Booz Allen Hamilton Holding Corp. Class A 9,028 1,640
Brady Corp. Class A 34,658 2,466
BWX Technologies, Inc. 42,400 5,162
Cactus, Inc. Class A 11,065 656
Carlisle Cos., Inc. 4,808 2,030
CBIZ, Inc.(Æ) 13,283 916
Centuri Holdings, Inc.(Æ) 28,577 536
Chart Industries, Inc.(Æ) 6,668 805
CNH Industrial NV 192,483 2,162
Comfort Systems USA, Inc. 8,542 3,340
Compass Diversified Holdings 138,971 3,016
Construction Partners, Inc. Class A(Æ) 59,402 4,677
CoStar Group, Inc.(Æ) 25,317 1,843
Crane Co. 18,181 2,859
Cross Country Healthcare, Inc.(Æ) 124,845 1,424
Deluxe Corp. 123,696 2,320
Dorian LPG, Ltd. 21,165 611
Dorman Products, Inc.(Æ) 19,023 2,169
Dycom Industries, Inc.(Æ) 11,879 2,071
EnerSys 62,739 6,077
EnPro Industries, Inc. 10,599 1,543
Esab Corp. 43,467 5,348
ESCO Technologies, Inc. 24,586 3,086
Euronet Worldwide, Inc.(Æ) 30,526 3,006
ExlService Holdings, Inc.(Æ) 90,996 3,792
Exponent, Inc. 1,789 169
FARO Technologies, Inc.(Æ) 24,205 425
Flowserve Corp. 120,900 6,364
Fluor Corp.(Æ) 37,800 1,976
Fox Factory Holding Corp.(Æ) 38,474 1,385
Franklin Electric Co., Inc. 24,410 2,336
Frontdoor, Inc.(Æ) 7,545 375
FTI Consulting, Inc.(Æ) 7,468 1,457
Gartner, Inc.(Æ) 3,010 1,512
Generac Holdings, Inc.(Æ) 16,095 2,664
GFL Environmental, Inc. 23,751 993
Gorman-Rupp Co. (The) 35,210 1,301
Granite Construction, Inc. 19,905 1,673
Green Dot Corp. Class A(Æ) 149,115 1,694
GXO Logistics, Inc.(Æ) 31,261 1,870
H&E Equipment Services, Inc. 20,683 1,081
Hackett Group, Inc. (The) 129,860 3,158
Heico Corp. 12,382 3,033
Herc Holdings, Inc. 7,337 1,534
Hexcel Corp. 8,499 499
Hillman Solutions Corp.(Æ) 37,586 398
Howmet Aerospace, Inc. 42,058 4,194
Huntington Ingalls Industries, Inc. 2,524 467
Insperity, Inc. 9,145 720
Keysight Technologies, Inc.(Æ) 14,446 2,153
Kirby Corp.(Æ) 3,741 429
Knight-Swift Transportation Holdings, Inc. 9,433 491
Lamb Weston Holdings, Inc. 37,175 2,888
Landstar System, Inc. 9,875 1,736
Limbach Holdings, Inc.(Æ) 15,212 1,156
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lindsay Corp. 4,480 536
Littelfuse, Inc. 11,958 2,925
MarketAxess Holdings, Inc. 4,289 1,241
MasTec, Inc.(Æ) 17,488 2,149
Matson, Inc. 32,889 5,094
Maximus, Inc. 23,374 2,020
Mayville Engineering Co., Inc.(Æ) 127,401 2,608
Middleby Corp.(Æ) 8,536 1,107
MillerKnoll, Inc. 145,514 3,254
Montrose Environmental Group, Inc.(Æ) 33,142 874
MSC Industrial Direct Co., Inc. Class A 29,598 2,340
Murphy USA, Inc. 1,877 917
MYR Group, Inc.(Æ) 11,935 1,563
National CineMedia, Inc.(Æ) 417,538 3,002
Nordson Corp. 6,859 1,700
NV5 Global, Inc.(Æ) 137,232 3,136
Orion Group Holdings, Inc.(Æ) 43,970 269
Paylocity Holding Corp.(Æ) 19,836 3,661
Paysafe, Ltd.(Æ) 102,616 2,180
Pentair PLC 13,065 1,295
Phinia, Inc. 71,599 3,335
PROG Holdings, Inc. 67,376 2,942
Quanta Services, Inc. 9,975 3,009
RBC Bearings, Inc.(Æ) 1,938 543
Regal Rexnord Corp. 9,258 1,542
Repay Holdings Corp.(Æ) 254,679 2,026
Robert Half, Inc. 59,606 4,060
RXO, Inc.(Æ) 9,872 278
Ryder System, Inc. 13,972 2,044
Ryerson Holding Corp. 37,026 807
Saia, Inc.(Æ) 14,253 6,964
Schneider National, Inc. Class B 101,834 2,880
Snap-on, Inc. 3,029 1,000
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 1,769 57
Stagwell, Inc.(Æ) 158,480 984
Standex International Corp. 22,197 4,082
Sterling Infrastructure, Inc.(Æ) 21,014 3,246
StoneCo, Ltd. Class A(Æ) 249,946 2,774
Sun Country Airlines Holdings, Inc.(Æ) 89,932 1,264
Teekay Tankers, Ltd. Class A 12,352 589
Teledyne Technologies, Inc.(Æ) 2,321 1,057
Terex Corp. 16,159 836
Tetra Tech, Inc. 72,170 3,528
Textron, Inc. 11,075 891
Thermon Group Holdings, Inc.(Æ) 79,805 2,092
Tidewater, Inc.(Æ) 10,522 632
TopBuild Corp.(Æ) 6,629 2,343
Toro Co. (The) 9,787 788
TransUnion 7,119 721
TreeHouse Foods, Inc.(Æ) 15,559 566
Trimble Navigation, Ltd.(Æ) 49,203 2,977
UniFirst Corp. 3,829 688
United Rentals, Inc. 4,381 3,561
V2X, Inc.(Æ) 60,075 3,701
Vontier Corp. 173,882 6,448
Watts Water Technologies, Inc. Class A 4,528 863

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Werner Enterprises, Inc. 127,715 4,711
WESCO International, Inc. 30,963 5,944
Westinghouse Air Brake Technologies Corp. 15,241 2,865
XPO, Inc.(Æ) 48,776 6,367
285,408
Technology - 11.7%
ACI Worldwide, Inc.(Æ) 19,516 960
ACM Research, Inc. Class A(Æ) 22,523 423
Advanced Micro Devices, Inc.(Æ) 6,838 985
American Software, Inc. Class A 28,142 297
Appfolio, Inc. Class A(Æ) 15,654 3,254
Arista Networks, Inc.(Æ) 5,368 2,074
Aspen Technology, Inc.(Æ) 6,105 1,433
Aviat Networks, Inc.(Æ) 44,966 920
Avnet, Inc. 13,838 750
Bandwidth, Inc. Class A(Æ) 43,379 846
Bel Fuse, Inc. Class B 29,303 2,210
Bill.com Holdings, Inc.(Æ) 59 3
Box, Inc. Class A(Æ) 18,284 581
Broadridge Financial Solutions, Inc. 6,755 1,424
Bumble, Inc. Class A(Æ) 158,100 1,119
CACI International, Inc. Class A(Æ) 11,126 6,148
Calix, Inc.(Æ) 8,224 291
CCC Intelligent Solutions Holdings, Inc.(Æ) 439,680 4,577
Clearwater Analytics Holdings, Inc. Class
A(Æ) 115,302 3,011
Coherent Corp.(Æ) 53,063 4,905
Concentrix Corp. 51,041 2,170
Conduent, Inc.(Æ) 410,712 1,479
Crane NXT Co. 102,081 5,540
Daily Journal Corp.(Æ) 2,832 1,373
Descartes Systems Group, Inc. (The)(Æ) 42,401 4,407
Diebold Nixdorf Inc(Æ) 20,109 931
Digi International, Inc.(Æ) 48,594 1,408
Diodes, Inc.(Æ) 27,037 1,581
Dolby Laboratories, Inc. Class A 32,605 2,377
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,320
DXC Technology Co.(Æ) 118,014 2,344
Dynatrace, Inc.(Æ) 63,027 3,391
Endava PLC - ADR(Æ) 25,876 612
Entegris, Inc. 37,074 3,882
Envestnet, Inc.(Æ) 42,297 2,655
Etsy, Inc.(Æ) 43,298 2,227
Evolent Health, Inc. Class A(Æ) 55,729 1,301
Fair Isaac Corp.(Æ) 7,318 14,586
Five9, Inc.(Æ) 25,765 761
Fortinet, Inc.(Æ) 32,036 2,520
GCI Liberty, Inc.(Æ)(Š) 39,677 —
Genpact, Ltd. 53,372 2,037
Global-e Online, Ltd. Class E(Æ) 18,383 707
Globant SA(Æ) 27,885 5,853
GoDaddy, Inc. Class A(Æ) 24,884 4,151
Guidewire Software, Inc.(Æ) 16,199 3,017
IDT Corp. Class B 96,883 4,547
Jabil Circuit, Inc. 6,244 769
Jack Henry & Associates, Inc. 4,880 888
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
KBR, Inc. 17,593 1,179
Kimball Electronics, Inc.(Æ) 20,531 365
Kulicke & Soffa Industries, Inc. 104,437 4,685
Kyndryl Holdings, Inc.(Æ) 322,503 7,382
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 637
Match Group, Inc.(Æ) 43,616 1,571
Monolithic Power Systems, Inc. 11,476 8,714
NAPCO Security Technologies, Inc. 6,079 234
NCR Atleos Corp.(Æ) 52,621 1,378
NCR Voyix Corp.(Æ) 113,650 1,456
Nice, Ltd. - ADR(Æ) 11,485 1,995
ON Semiconductor Corp.(Æ) 12,467 879
Paycom Software, Inc. 9,063 1,894
Photronics, Inc.(Æ) 34,924 796
PlayAGS, Inc.(Æ) 176,518 2,053
Plexus Corp.(Æ) 29,571 4,261
Power Integrations, Inc. 15,546 939
Progress Software Corp. 36,263 2,324
PTC, Inc.(Æ) 24,074 4,462
Pure Storage, Inc. Class A(Æ) 38,465 1,925
Q2 Holdings, Inc.(Æ) 13,169 1,115
Qualys, Inc.(Æ) 11,943 1,424
Rambus, Inc.(Æ) 18,176 869
Red Violet, Inc.(Æ) 47,815 1,438
Sapiens International Corp. NV 47,738 1,761
Semtech Corp.(Æ) 28,165 1,245
Shutterstock, Inc. 86,529 2,777
Simulations Plus, Inc. 16,354 445
SiTime Corp.(Æ) 4,346 734
Skyworks Solutions, Inc. 7,829 686
SPS Commerce, Inc.(Æ) 34,943 5,766
Super Micro Computer, Inc.(Æ) 12,160 354
TD SYNNEX Corp. 7,146 824
Thoughtworks Holding, Inc.(Æ) 350,757 1,557
Tyler Technologies, Inc.(Æ) 7,467 4,522
Universal Display Corp. 5,153 929
Verint Systems, Inc.(Æ) 4,327 92
Verra Mobility Corp.(Æ) 64,131 1,665
Vishay Intertechnology, Inc. 163,059 2,765
Western Digital Corp.(Æ) 1,764 115
WNS Holdings, Ltd.(Æ) 43,923 2,108
Zeta Global Holdings Corp. Class A(Æ) 189,707 5,251
202,616
Utilities - 2.5%
ALLETE, Inc. 1,035 66
American States Water Co. 15,862 1,308
Brookfield Infrastructure Corp. Class A 35,625 1,463
California Resources Corp. 15,050 782
California Water Service Group 28,505 1,481
Chesapeake Energy Corp. 22,768 1,929
Chesapeake Utilities Corp. 12,565 1,505
Cogent Communications Holdings, Inc. 20,249 1,625
Crescent Energy Co. Class A 145,121 1,804
DT Midstream, Inc. 67,071 6,046
Essential Utilities, Inc. 27,275 1,053

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gulfport Energy Corp.(Æ) 2,475 343
IDACORP, Inc. 40,633 4,205
Iridium Communications, Inc. 12,321 361
Magnolia Oil & Gas Corp. Class A 14,305 362
Northern Oil and Gas, Inc. 28,786 1,044
NorthWestern Corp. 71,641 3,830
Ovintiv, Inc. 16,155 633
Permian Resources Corp. 76,169 1,038
RGC Resources, Inc. 63,838 1,307
Talos Energy, Inc.(Æ) 111,812 1,143
Vistra Corp. 70,820 8,850
Vitesse Energy, Inc. 44,929 1,117
43,295
Total Common Stocks
(cost $936,082) 1,658,101
Warrants and Rights - 0.0%
Chord Energy Corp.(Æ)
2025  Warrants 4,193 21
Nabors Industries, Ltd.(Æ)
2026  Warrants 3,926 21
Total Warrants and Rights
(cost $19) 42
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 64,652,118
(∞)
64,646
Total Short-Term Investments
(cost $64,644) 64,646
Total Investments - 99.7%
(identified cost $1,000,745) 1,722,789
Other Assets and Liabilities,
Net - 0.3%
5,303
Net Assets - 100.0%
1,728,092

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 207
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 603 USD 66,589 12/24 (356)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (356)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 214,235 $ — $ —
$ —
$ 214,235 12 .4
Consumer Staples 56,057 — —
—
56,057 3 .3
Energy 57,416 — —
—
57,416 3 .3
Financial Services 400,206 — —
—
400,206 23 .2
Health Care 222,302 — 63
—
222,365 12 .9
Materials and Processing 176,503 — —
—
176,503 10 .2
Producer Durables 285,408 — —
—
285,408 16 .5
Technology 202,616 — —
—
202,616 11 .7
Utilities 43,295 — —
—
43,295 2 .5
Warrants and Rights 42 — — — 42 —
*
Short-Term Investments — — — 64,646 64,646 3 .7
Total Investments 1,658,080 — 63 64,646 1,722,789 99 .7
Other Assets and Liabilities, Net
0 .3
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (356) — — — (356) (—)
*
Total Other Financial Instruments
**
$ (356) $ — $ — $ — $ (356)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 356
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 7,252 $ —
Foreign currency exchange contracts — (1)
Total
$ 7,252 $ (1)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,749 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 209
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,000,745
Investments, at fair value(>) ........................................................................................................................................................
1,722,789
Foreign currency holdings(^) ....................................................................................................................................................... 1,280
Receivables:
Dividends and interest ...................................................................................................................................................... 262
Dividends from affiliated funds ....................................................................................................................................... 216
Fund shares sold ............................................................................................................................................................... 2,46 6
From broker(a) ................................................................................................................................................................. 3,77 0
Total assets ...............................................................................................................................................................
1,730,783
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 475
Accrued fees to affiliates .................................................................................................................................................. 1,687
Other accrued expenses .................................................................................................................................................... 175
Variation margin on futures contracts .............................................................................................................................. 354
Total liabilities ...........................................................................................................................................................
2,691
Net Assets ...............................................................................................................................................................
$ 1,728,092

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 701,423
Shares of beneficial interest .........................................................................................................................................................
414
Additional paid-in capital ............................................................................................................................................................
1,026,255
Net Assets ...............................................................................................................................................................
$ 1,728,092
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 39.59
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 42.01
Class A — Net assets ........................................................................................................................................................... $ 33,680,931
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 850,850
Net asset value per share: Class C (#) .......................................................................................................................................... $ 32.39
Class C — Net assets ........................................................................................................................................................... $ 14,805,059
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 457,098
Net asset value per share: Class M (#) ......................................................................................................................................... $ 42.01
Class M — Net assets .......................................................................................................................................................... $ 446,410,507
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 10,625,047
Net asset value per share: Class S (#) .......................................................................................................................................... $ 41.84
Class S — Net assets ............................................................................................................................................................ $ 1,233,195,291
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 29,470,698
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,289
(>)     Investments in affiliates, U.S. Cash Management Fund $ 64,646
(a)   Receivable from Broker for Futures $ 3,77 0
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 211
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 18,946
Dividends from affiliated funds ....................................................................................................................................... 2,182
Interest .............................................................................................................................................................................. 142
Securities lending income (net) ....................................................................................................................................... 151
Total investment income ..............................................................................................................................................................
21,421
Expenses
Advisory fees ................................................................................................................................................................... 15,219
Administrative fees .......................................................................................................................................................... 758
Custodian fees .................................................................................................................................................................. 142
Distribution fees - Class A ............................................................................................................................................... 75
Distribution fees - Class C ............................................................................................................................................... 107
Transfer agent fees - Class A ........................................................................................................................................... 60
Transfer agent fees - Class C ........................................................................................................................................... 29
Transfer agent fees - Class M .......................................................................................................................................... 781
Transfer agent fees - Class S ............................................................................................................................................ 2,283
Professional fees .............................................................................................................................................................. 121
Registration fees ............................................................................................................................................................... 108
Shareholder servicing fees - Class C ............................................................................................................................... 36
Trustees’ fees .................................................................................................................................................................... 75
Printing fees ..................................................................................................................................................................... 150
Miscellaneous .................................................................................................................................................................. 170
Expenses before reductions .............................................................................................................................................. 20,114
Expense reductions .......................................................................................................................................................... (1,247)
Net expenses ................................................................................................................................................................................
18,867
Net investment income (loss) .......................................................................................................................................................
2,554
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (8,263)
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 7,252
Foreign currency exchange contracts ............................................................................................................................... (1)
Foreign currency-related transactions .............................................................................................................................. 2
Net realized gain (loss) ................................................................................................................................................................
(1,004)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 379,831
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 3,749
Foreign currency-related transactions .............................................................................................................................. 30
Net change in unrealized appreciation (depreciation) ................................................................................................................. 383,611
Net realized and unrealized gain (loss) ........................................................................................................................................ 382,607
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 385,161

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2,554 $ 4,312
Net realized gain (loss) ....................................................................................................................... (1,004) 40,665
Net change in unrealized appreciation (depreciation) ........................................................................ 383,611 (120,546)
Net increase (decrease) in net assets from operations .............................................................................. 385,161 (75,569)
Distributions
To shareholders
Class M ......................................................................................................................................... (711) (1,167)
Class S .......................................................................................................................................... (1,174) (2,433)
Net decrease in net assets from distributions ............................................................................................ (1,885) (3,600)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 86,901 26,510
Total Net Increase (Decrease) in Net Assets ........................................................................
470,177 (52,659)
Net Assets
Beginning of period .................................................................................................................................. 1,257,915 1,310,574
End of period .............................................................................................................................................
$ 1,728,092 $ 1,257,915

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 213
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 239 $ 8,624 96 $ 3,163
Payments for shares redeemed (84) (3,101) (212) (6,856)
Net increase (decrease)
155 5,523 (116) (3,693)
Class C
Proceeds from shares sold 70 2,154 75 2,055
Payments for shares redeemed (85) (2,585) (110) (3,002)
Net increase (decrease)
(15) (431) (35) (947)
Class M
Proceeds from shares sold 2,850 113,304 2,808 97,515
Proceeds from reinvestment of distributions 19 710 35 1,165
Payments for shares redeemed (1,608) (63,270) (3,161) (108,617)
Net increase (decrease)
1,261 50,744 (318) (9,937)
Class S
Proceeds from shares sold 5,269 207,252 7,789 269,157
Proceeds from reinvestment of distributions 30 1,165 73 2,416
Payments for shares redeemed (4,560) (177,352) (6,721) (230,486)
Net increase (decrease)
739 31,065 1,141 41,087
Total increase (decrease)
2,140 $ 86,901 672 $ 26,510

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 30.44 (.05) 9.20 9.15 — —
October 31, 2023 32.28 .01 (1.85) (1.84) — —
October 31, 2022 39.31 (.09) (6.90) (6.99) — (.04)
October 31, 2021 26.66 (.15) 12.85 12.70 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
Class C
October 31, 2024 25. 09 (.26) 7.5 6 7. 30 — —
October 31, 2023 26.80 (.19) (1.5 2 ) (1.7 1 ) — —
October 31, 2022 32.88 (.28) (5.76) (6.04) — (.04)
October 31, 2021 22.42 (.35) 10.81 10.46 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
Class M
October 31, 2024 32.25 .10 9.74 9.84 (.08) —
October 31, 2023 34.19 .14 (1.96) (1.82) (.12) —
October 31, 2022 41.47 .05 (7.29) (7.24) — (.04)
October 31, 2021 28.11 (.01) 13.52 13.51 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
Class S
October 31, 2024 32.12 .06 9.70 9.76 (.04) —
October 31, 2023 34.06 .11 (1.96) (1.85) (.09) —
October 31, 2022 41.35 .01 (7.26) (7.25) — (.04)
October 31, 2021 28.03 (.05) 13.49 13.44 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 215
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
— 39.59 30.06 33,681 1.51 1.49 (.13) 49
— 30.44 (5.70) 21,180 1.51 1.48 .03 71
(.04) 32.28 (17.79) 26,204 1.52 1.48 (.25) 66
(.05) 39.31 47.69 29,140 1.52 1.48 (.40) 35
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 32.39 29.10 14,805 2.26 2.21 (.84) 49
— 25. 0 9 (6.38) 11,837 2.26 2.20 (.69) 71
(.04) 26.80 (18.38) 13,595 2.27 2.20 (.97) 66
— 32.88 46.65 16,259 2.27 2.20 (1.13) 35
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
(.08) 42.01 30.52 446,411 1.26 1.11 .25 49
(.12) 32.25 (5.34) 301,99 2 1.26 1.10 .40 71
(.04) 34.19 (17.47) 331,061 1.27 1.10 .15 66
(.15) 41.47 48.19 308,276 1.27 1.10 (.03) 35
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
(.04) 41.84 30.40 1,233,195 1.26 1.21 .15 49
(.09) 32.12 (5.45) 922,906 1.26 1.20 .30 71
(.04) 34.06 (17.54) 939,714 1.27 1.20 .04 66
(.12) 41.35 48.05 1,020,504 1.27 1.20 (.12) 35
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,411,428
Administrative fees 70,267
Distribution fees 16,756
Shareholder servicing fees 3,189
Transfer agent fees 183,334
Trustee fees 1,720
$ 1,686,694
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 35,622 $ 262,634 $ 233,617 $ 6 $ 1 $ 64,646 $ 2,182 $ —
U.S. Cash Collateral Fund 28,387 118,494 146,881 — — — 909 —
$ 64,009 $ 381,128 $ 380,498 $ 6 $ 1 $ 64,646 $ 3,091 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,014,755,968 $ 729,016,599 $ (20,983,472) $ 708,033,127 $ 12,012,678 $ (18,614,377)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
$ 1,884,887 $ — $ — $ 2,779,942 $ — $ 819,623
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Argentina - 0.2%
Grupo Financiero Galicia SA - ADR 52,548 2,771
YPF SA - ADR(Æ) 242,443 5,942
8,713
Australia - 1.4%
Aristocrat Leisure, Ltd. 43,905 1,762
ASX, Ltd. 22,450 956
BHP Group, Ltd. 123,093 3,420
BlueScope Steel, Ltd. 40,510 537
Brambles, Ltd. 164,769 1,978
carsales.com, Ltd. 33,757 829
Commonwealth Bank of Australia 93,336 8,683
EBOS Group, Ltd. 33,880 739
Glencore PLC 1,029,204 5,363
Goodman Group(ö) 286,858 6,832
Macquarie Group, Ltd. 5,422 818
Medibank Pvt, Ltd. 519,559 1,218
Northern Star Resources, Ltd. 106,919 1,239
Pro Medicus, Ltd. 7,655 974
Qantas Airways, Ltd.(Æ) 391,162 2,064
QBE Insurance Group, Ltd. 163,228 1,844
REA Group, Ltd. 6,026 886
Rio Tinto PLC 66,336 4,292
Rio Tinto, Ltd. 19,593 1,525
Santos, Ltd. 219,561 975
Seven Group Holdings, Ltd. 38,236 1,040
Wesfarmers, Ltd. 68,218 3,010
WiseTech Global, Ltd. 17,684 1,359
Woolworths Group, Ltd. 73,825 1,450
53,793
Austria - 0.4%
Ams-Osram Ag(Æ) 93,611 906
Erste Group Bank AG 233,735 13,164
Mondi PLC 208,386 3,374
17,444
Belgium - 0.2%
Ageas SA 46,044 2,398
Anheuser-Busch InBev SA 37,682 2,244
Proximus SA 156,860 1,142
Syensqo SA 9,839 756
UCB SA 13,307 2,560
9,100
Brazil - 2.2%
Ambev SA 4,461,683 9,756
B3 SA - Brasil Bolsa Balcao 758,946 1,394
Banco Bradesco SA - ADR 2,633,331 6,504
Banco BTG Pactual SA(Æ) 269,670 1,517
Banco do Brasil SA 694,433 3,163
Caixa Seguridade Participacoes SA 359,878 896
Centrais Eletricas Brasileiras SA 235,398 1,546
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp 462,886 7,373
Cosan SA 3,459 7
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 282,290 1,062
Equatorial Energia SA 142,306 791
Gerdau SA - ADR 361,910 1,129
Hypera SA 31,472 120
Itau Unibanco Holding SA - ADR 910,178 5,507
Localiza Rent a Car SA 294,660 2,142
Lojas Renner SA 1,940,771 6,235
MercadoLibre, Inc.(Æ) 4,305 8,770
Petroleo Brasileiro SA - ADR 796,645 10,715
PRIO SA 118,570 840
Raia Drogasil SA 585,062 2,463
Rede D'Or Sao Luiz SA(Þ) 259,356 1,317
Rumo SA 212,445 731
Telefonica Brasil SA 464,384 4,229
Ultrapar Participacoes SA 627,123 2,266
Vale SA Class B - ADR 355,031 3,799
WEG SA 195,046 1,826
Wheaton Precious Metals Corp. 29,676 1,960
XP, Inc. Class A 85,622 1,495
89,553
Burkina Faso - 0.0%
Endeavour Mining PLC 71,170 1,576
Canada - 3.9%
Agnico Eagle Mines, Ltd. 9,779 844
Air Canada Class B(Æ) 65,951 894
Alimentation Couche-Tard, Inc. 94,175 4,911
ARC Resources, Ltd. 134,430 2,227
Bank of Montreal 7,324 667
Bank of Nova Scotia (The) 27,215 1,401
Barrick Gold Corp. 250,531 4,842
Brookfield Asset Management, Inc. 10,546 559
Brookfield Asset Management, Inc.
Class A 24,440 1,297
CAE, Inc.(Æ) 25,067 441
Cameco Corp. Class A 24,306 1,269
Canadian National Railway Co. 140,939 15,219
Canadian Natural Resources, Ltd. 37,156 1,264
Canadian Pacific Kansas City, Ltd. 54,723 4,221
CCL Industries, Inc. Class B 59,400 3,465
Cenovus Energy, Inc. 50,145 806
CGI Group, Inc. 43,117 4,776
Constellation Software, Inc. 1,754 5,290
Descartes Systems Group, Inc. (The)
(Æ) 10,597 1,101
Dollarama, Inc. 87,191 9,073
Empire Co., Ltd. Class A 30,956 893
Enbridge, Inc. 58,672 2,370
Fairfax Financial Holdings, Ltd. 3,122 3,880
Fortis, Inc. 2,182 94
Franco-Nevada Corp. Class T 11,708 1,554
George Weston, Ltd. 5,330 845
Gildan Activewear, Inc. Class A 17,159 840
Great-West Lifeco, Inc. 29,092 976
Hydro One, Ltd.(Þ) 26,918 867

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
iA Financial Corp., Inc. 7,703 628
Imperial Oil, Ltd. 17,826 1,330
Intact Financial Corp. 28,889 5,517
Ivanhoe Mines, Ltd. Class A(Æ) 844,768 11,170
Kinross Gold Corp. 80,989 817
Loblaw Cos., Ltd. 53,003 6,701
Magna International, Inc. Class A 135,130 5,335
Manulife Financial Corp. 106,997 3,125
MEG Energy Corp. Class A 37,342 683
Metro, Inc. Class A 53,505 3,178
National Bank of Canada 9,586 914
Onex Corp. 9,887 712
Open Text Corp. 7,239 217
Pembina Pipeline Corp. 10,204 427
Rogers Communications, Inc. Class B 33,152 1,204
Royal Bank of Canada 45,502 5,503
Saputo, Inc. 16,604 317
Shopify, Inc. Class A(Æ) 81,595 6,382
Stantec, Inc. 86,383 7,007
Sun Life Financial, Inc. 47,252 2,620
Suncor Energy, Inc. 18,907 714
Teck Resources, Ltd. Class B 57,155 2,659
TFI International, Inc. 9,381 1,255
Thomson Reuters Corp. 4,644 760
Toromont Industries, Ltd. 21,855 1,931
Toronto-Dominion Bank (The) 83,171 4,598
West Fraser Timber Co., Ltd. 8,451 763
153,353
Chile - 0.1%
Antofagasta PLC 69,503 1,569
Empresas COPEC SA 99,745 618
Enel Americas SA 7,751,781 729
Sociedad Quimica y Minera de Chile
SA - ADR 4,222 162
3,078
China - 10.4%
Agricultural Bank of China, Ltd. Class
A 2,500,000 1,662
Alibaba Group Holding, Ltd. 3,826,677 46,840
Aluminum Corp. of China, Ltd. Class A 2,484,033 2,665
Aluminum Corp. of China, Ltd. Class H 7,286,689 4,638
Anhui Conch Cement Co., Ltd. Class H 61,891 179
Anhui Gujing Distillery Co Ltd Class A 30,400 805
Baidu, Inc. Class A(Æ) 72,400 828
Baidu, Inc. - ADR(Æ) 11,284 1,029
Bank of China, Ltd. Class A 1,108,900 751
Bank of China, Ltd. Class H 1,994,000 946
Bank of Communications Co., Ltd.
Class A 768,700 768
Beijing-Shanghai High Speed Railway
Co., Ltd. Class A 881,200 672
BOE Technology Group Co., Ltd. Class
A 1,319,300 866
BYD Co., Ltd. Class H 129,500 4,705
CGN Power Co., Ltd. Class A 2,615,100 1,485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CGN Power Co., Ltd. Class H(Þ) 2,578,000 927
China Construction Bank Corp. Class H 13,560,000 10,516
China Energy Engineering Group Co.,
Ltd. 3,664,020 1,205
China Galaxy Securities Co., Ltd. Class
A 408,800 837
China International Capital Corp., Ltd.
Class A 345,000 1,718
China International Capital Corp., Ltd.
Class H(Þ) 2,289,200 4,155
China Life Insurance Co., Ltd. Class A 309,800 1,824
China Life Insurance Co., Ltd. Class H 782,000 1,659
China Mengniu Dairy Co., Ltd. 614,000 1,370
China Merchants Bank Co., Ltd. Class
A 41,016 215
China Merchants Bank Co., Ltd. Class
H 1,079,598 5,260
China Merchants Securities Co., Ltd.
Class A 761,750 2,060
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A 2,640,554 4,191
China National Nuclear Power Co., Ltd.
Class A 495,700 701
China Oilfield Services, Ltd. Class H 212,593 199
China Overseas Land & Investment,
Ltd. 1,166,500 2,228
China Pacific Insurance Group Co., Ltd.
Class A 183,400 949
China Railway Group, Ltd. Class A 300,100 270
China Resources Land, Ltd. 2,354,617 7,826
China Southern Airlines Co., Ltd. Class
A(Æ) 898,100 778
China Tower Corp., Ltd. Class H(Þ) 9,272,000 1,250
China Yangtze Power Co., Ltd. Class A 180,800 701
CITIC Securities Co., Ltd. Class H 555,500 1,539
Contemporary Amperex Technology
Co., Ltd. Class A 52,064 1,801
Country Garden Services Holdings Co.,
Ltd. 4,813,751 3,625
Daqo New Energy Corp. - ADR(Æ) 43,971 993
DiDi Global, Inc. - ADR(Æ) 365,136 1,818
East Money Information Co., Ltd.
Class A 525,600 1,714
Foxconn Industrial Internet Co., Ltd.
Class A 1,291,000 4,401
Fuyao Glass Industry Group Co., Ltd.
Class A 95,900 769
Geely Automobile Holdings, Ltd. 1,342,421 2,358
GF Securities Co., Ltd. Class A 385,300 878
Great Wall Motor Co., Ltd. Class A 205,700 757
Gree Electric Appliances, Inc. of Zhuhai
Class A 130,400 797
H World Group, Ltd. - ADR 84,467 3,099
Haidilao International Holding, Ltd.(Þ) 454,000 915
Haier Smart Home Co., Ltd. Class H 2,383,116 8,657
Haitian International Holdings, Ltd. 114,000 315
Huatai Securities Co., Ltd. Class A 702,300 1,741

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Commercial Bank of
China, Ltd. Class H 9,921,463 5,946
JD.com, Inc. Class A 129,500 2,631
JD.com, Inc. - ADR 83,200 3,380
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 189,671 1,242
JOYY, Inc. - ADR(Æ) 32,632 1,111
Kanzhun, Ltd. - ADR 347,884 5,062
KE Holdings, Inc. - ADR 60,534 1,328
Kuaishou Technology(Æ)(Þ) 1,841,717 10,869
Kweichow Moutai Co., Ltd. Class A 15,900 3,415
Lenovo Group, Ltd. 3,300,000 4,331
Li Auto, Inc. Class A(Æ) 201,801 2,630
Li Auto, Inc. - ADR(Æ) 307,560 7,692
Li Ning Co., Ltd. 160,453 327
Longfor Group Holdings, Ltd.(Þ) 9,363,500 15,321
Luxshare Precision Industry Co., Ltd.
Class A 154,200 915
Meituan Class B(Æ)(Þ) 530,536 12,532
Midea Group Co., Ltd. Class A 53,600 538
Muyuan Foods Co., Ltd. Class A 95,573 586
NARI Technology Co., Ltd. Class A 82,900 303
NetEase, Inc. 39,470 633
NetEase, Inc. - ADR 9,866 794
New China Life Insurance Co., Ltd.
Class A 93,051 628
Nongfu Spring Co., Ltd. Class H(Þ) 295,000 1,096
PDD Holdings, Inc. - ADR(Æ) 56,926 6,865
PetroChina Co., Ltd. Class A 1,180,200 1,344
PICC Property & Casualty Co., Ltd.
Class A 893,354 892
PICC Property & Casualty Co., Ltd.
Class H 590,000 894
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 1,211
Ping An Insurance Group Co. of China,
Ltd. Class H 2,994,000 18,586
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 750
Prosus NV 19,441 819
Qingdao Haier Co., Ltd. Class A 387,900 1,593
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 680,900 1,717
Sany Heavy Industry Co., Ltd. Class A 189,007 485
Shandong Gold Mining Co., Ltd. Class
A 109,896 408
Shandong Nanshan Aluminum Co., Ltd.
Class A 1,591,300 913
Shanghai International Airport Co., Ltd.
Class A 79,800 392
Shanghai Pudong Development Bank
Co., Ltd. Class A 641,000 887
Shenergy Co., Ltd. Class A 625,900 758
Shenwan Hongyuan Group Co., Ltd.
Class A 2,294,600 1,719
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 6,500 244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. 1,620,428 84,307
Tencent Music Entertainment Group
- ADR 46,496 518
Tongwei Co., Ltd. Class A 2,005,200 8,668
Trip.com Group, Ltd. - ADR(Æ) 74,843 4,820
Tsingtao Brewery Co., Ltd. Class H 150,000 966
Vipshop Holdings, Ltd. - ADR 38,131 551
Want Want China Holdings, Ltd. 339,000 211
Weichai Power Co., Ltd. Class H 2,374,041 3,584
Will Semiconductor, Ltd. Class A 32,657 493
Wilmar International, Ltd. 192,800 466
Wuliangye Yibin Co., Ltd. Class A 220,200 4,546
WuXi AppTec Co., Ltd. Class H(Þ) 196,100 1,298
Xiaomi Corp. Class B(Æ)(Þ) 1,002,400 3,453
Yum China Holdings, Inc. 69,829 3,080
Zhuzhou CRRC Times Electric Co.,
Ltd. Class A 109,805 749
Zijin Mining Group Co., Ltd. Class H 6,266,000 13,315
ZTE Corp. Class A 228,100 971
ZTE Corp. Class H 327,600 819
ZTO Express Cayman, Inc. - ADR 64,146 1,482
413,939
Denmark - 1.8%
Carlsberg A/S Class B 2,807 310
Coloplast A/S Class B 12,308 1,535
Danske Bank A/S 212,220 6,262
DSV A/S 29,904 6,508
Genmab A/S(Æ) 3,753 838
Novo Nordisk A/S Class B 451,227 50,453
Novonesis (Novozymes) B Class B 40,193 2,522
Rockwool International A/S Class B 2,136 920
Vestas Wind Systems A/S(Æ) 32,398 610
69,958
Finland - 0.5%
Elisa OYJ 9,821 467
Kone OYJ Class B 21,879 1,198
Nokia OYJ 3,348,011 15,738
UPM-Kymmene OYJ 2,928 86
Wartsila OYJ Class B 82,868 1,579
19,068
France - 6.4%
Accor SA 370,716 16,810
Air Liquide SA Class A 30,934 5,543
Airbus Group SE 58,601 8,930
Amundi SA(Þ) 124,438 9,041
AXA SA 210,107 7,877
BioMerieux 6,339 708
BNP Paribas SA 72,584 4,959
Bollore SA 107,766 670
Bouygues SA 32,409 1,038
Bureau Veritas SA 188,686 5,971
Capgemini SE 39,030 6,728
Carrefour SA 248,983 3,946
Cie de Saint-Gobain SA 104,612 9,494

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cie Generale des Etablissements
Michelin SCA 453,379 15,270
Dassault Aviation SA 34,376 6,931
Dassault Systemes SE 89,390 3,052
Eiffage SA 10,409 968
Engie SA 407,351 6,825
EssilorLuxottica SA 16,130 3,793
Hermes International 1,978 4,491
Ipsen SA 13,906 1,689
Legrand SA 16,313 1,828
L'Oreal SA 35,328 13,304
LVMH Moet Hennessy Louis Vuitton
SE 32,312 21,440
Orange SA 401,794 4,413
Pernod Ricard SA 15,157 1,893
Publicis Groupe SA 82,184 8,763
Renault SA 71,422 3,272
Rexel SA Class H 513,660 14,147
Safran SA 15,921 3,612
Sartorius Stedim Biotech 65,748 13,114
SEB SA 10,008 1,055
Societe Generale SA 275,983 7,963
Teleperformance 112,769 11,837
Thales SA 5,357 864
TotalEnergies SE 228,754 14,308
Valeo SE 187,673 1,807
Vinci SA 28,246 3,157
Vivendi SE 191,147 2,044
253,555
Germany - 5.3%
adidas AG 30,530 7,279
Allianz SE 10,299 3,244
BASF SE 335,441 16,293
Bayer AG 336,044 9,048
Beiersdorf AG 19,685 2,656
Brenntag SE 19,138 1,247
Ceconomy AG(Æ) 98,566 317
Commerzbank AG 43,192 765
Continental AG 148,546 9,253
Covestro AG(Æ)(Þ) 161,277 10,208
CTS Eventim AG & Co. KGaA 59,573 6,252
Daimler Truck Holding AG 503,610 20,836
Deutsche Bank AG 48,899 833
Deutsche Boerse AG 76,424 17,768
Deutsche Post AG 21,870 879
Deutsche Telekom AG 204,209 6,184
E.ON SE 90,006 1,215
Evonik Industries AG 384,616 8,465
Fresenius Medical Care AG 174,867 6,830
Fresenius SE & Co. KGaA(Æ) 141,365 5,149
Hannover Rueck SE 11,665 3,066
Heidelberg Materials AG 85,057 9,362
Henkel AG & Co. KGaA 12,769 996
Infineon Technologies AG 163,384 5,159
Knorr-Bremse AG 20,753 1,707
Mercedes-Benz Group AG 110,138 6,673
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merck KGaA 13,645 2,256
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 7,184
Rheinmetall AG 12,790 6,590
SAP SE 94,834 22,166
Siemens AG 49,626 9,633
Symrise AG 24,098 2,902
212,415
Ghana - 0.0%
Kosmos Energy, Ltd.(Æ) 210,216 790
Tullow Oil PLC(Æ) 2,587,699 793
1,583
Greece - 0.5%
Alpha Services and Holdings SA 2,449,436 3,681
Eurobank Ergasias SA 4,362,128 8,966
Hellenic Telecommunications
Organization SA 33,711 557
National Bank of Greece SA 275,241 2,141
Piraeus Financial Holdings SA 733,084 2,744
18,089
Hong Kong - 1.2%
AIA Group, Ltd. 2,127,487 16,929
CK Asset Holdings, Ltd. 876,000 3,588
Hang Seng Bank, Ltd. 36,094 441
Hong Kong Exchanges & Clearing, Ltd. 185,217 7,401
Orient Overseas International, Ltd. 34,000 462
Pacific Basin Shipping, Ltd. 794,000 219
Prudential PLC 955,185 7,870
Swire Pacific, Ltd. Class A 6,813 57
Techtronic Industries Co., Ltd. 456,000 6,532
WH Group, Ltd.(Þ) 3,780,826 2,929
46,428
Hungary - 0.1%
OTP Bank PLC 58,986 2,936
India - 5.1%
ABB, Ltd. 1,872 164
Apollo Hospitals Enterprise, Ltd. 9,087 755
Asian Paints, Ltd. 61,092 2,122
Aurobindo Pharma, Ltd. 49,281 815
Avenue Supermarts, Ltd.(Æ)(Þ) 31,612 1,474
Axis Bank, Ltd. 507,452 6,952
Axis Bank, Ltd. - GDR(Þ) 41,725 2,881
Bajaj Auto, Ltd. 6,744 787
Bajaj Holdings and Investment, Ltd. 4 1
Balkrishna Industries, Ltd. 24,136 814
Berger Paints India, Ltd. 36,575 233
Bharat Electronics, Ltd. 250,896 841
Bharat Forge, Ltd. 101,519 1,698
Bharat Petroleum Corp., Ltd. 499,606 1,842
Bharti Infratel, Ltd.(Æ) 176,714 712
Britannia Industries, Ltd. 11,691 796
Canara Bank 3,530,995 4,300
Cipla, Ltd. 188,918 3,466

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colgate-Palmolive India, Ltd. 17,658 640
Dabur India, Ltd. Class A 171,874 1,100
Divi's Laboratories, Ltd. 17,053 1,192
Dr Reddy's Laboratories, Ltd. 115,050 1,743
GAIL India, Ltd. 867,773 2,049
GMR Infrastructure, Ltd.(Æ) 3,236,618 3,016
Godrej Consumer Products, Ltd. 117,962 1,792
HCL Technologies, Ltd. 41,700 868
HDFC Asset Manangement Co., Ltd.(Þ) 15,132 769
HDFC Bank, Ltd. 1,167,779 23,999
HDFC Life Insurance Co., Ltd.(Þ) 173,020 1,480
Hero MotoCorp, Ltd. 10,871 642
Hindalco Industries, Ltd. 297,881 2,406
Hindustan Aeronautics, Ltd.(Þ) 28,296 1,426
Hindustan Unilever, Ltd. 75,615 2,270
ICICI Bank, Ltd. 954,104 14,587
ICICI Bank, Ltd. - ADR 149,631 4,550
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 2,036
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 233,913 2,059
Infosys, Ltd. 181,061 3,792
Infosys, Ltd. - ADR 184,972 3,868
InterGlobe Aviation, Ltd.(Æ)(Þ) 150,050 7,187
ITC, Ltd. 438,304 2,532
Jio Financial Services, Ltd.(Æ) 143,335 545
Kotak Mahindra Bank, Ltd. 109,538 2,252
Larsen & Toubro, Ltd. 103,131 4,433
Larsen & Toubro, Ltd. - GDR(Þ) 116,180 4,994
Macrotech Developers, Ltd.(Þ) 151,613 2,170
Mahindra & Mahindra, Ltd. 20,597 664
MakeMyTrip, Ltd.(Æ) 78,276 7,944
Mankind Pharma, Ltd.(Æ) 25,774 817
Marico, Ltd. 50,916 387
Maruti Suzuki India, Ltd. 26,358 3,465
MRF, Ltd. 533 776
Nestle India, Ltd. 60,880 1,638
Oil & Natural Gas Corp., Ltd. 591,620 1,856
PB Fintech, Ltd.(Æ) 46,735 931
Petronet LNG, Ltd. 188,848 742
Pidilite Industries, Ltd. 41,747 1,560
Polycab India, Ltd. 8,271 632
Power Grid Corp. of India, Ltd. 1,059,782 4,024
Reliance Industries, Ltd. 361,594 5,718
Reliance Industries, Ltd.(Æ) 361,594 5,718
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,887
SBI Life Insurance Co., Ltd.(Þ) 84,309 1,617
Shree Cement, Ltd. 3,647 1,083
Shriram Transport Finance Co., Ltd. 70,746 2,620
Siemens, Ltd. 26,374 2,184
SRF, Ltd. Class 7 23,406 623
State Bank of India 615,001 5,989
Sun Pharmaceutical Industries, Ltd. 45,190 993
Tata Consultancy Services, Ltd. 15,735 738
Tata Global Beverages, Ltd. 52,060 620
Tata Motors, Ltd. 104,340 1,032
Tech Mahindra, Ltd. 46,416 881
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Titan Co., Ltd. 23,168 899
UltraTech Cement, Ltd. 43,656 5,718
United Spirits, Ltd. 161,203 2,766
Wipro, Ltd. 357,448 2,317
202,889
Indonesia - 0.6%
Amman Mineral Internasional PT(Æ) 1,092,100 637
Bank Central Asia Tbk PT 4,880,590 3,185
Bank Mandiri Persero Tbk PT 14,531,206 6,197
Bank Negara Indonesia Persero Tbk PT 3,516,130 1,175
Bank Rakyat Indonesia Persero Tbk PT 32,409,080 9,905
Telkom Indonesia Persero Tbk PT 7,780,500 1,389
22,488
Ireland - 1.1%
Accenture PLC Class A 44,813 15,452
AerCap Holdings NV 6,729 629
AIB Group PLC 554,378 2,954
Bank of Ireland Group PLC 1,157,704 10,596
Flutter Entertainment PLC(Æ) 42,515 9,995
Kerry Group PLC Class A 39,083 3,891
Kingspan Group PLC 20,703 1,818
45,335
Israel - 0.2%
Bank Hapoalim BM 121,768 1,271
Bank Leumi Le-Israel BM 66,942 681
Check Point Software Technologies,
Ltd.(Æ) 26,282 4,551
NICE, Ltd.(Æ) 3,855 671
Teva Pharmaceutical Industries, Ltd.
- ADR 43,630 805
Wix.com, Ltd.(Æ) 4,892 818
8,797
Italy - 2.0%
BPER Banca SpA 828,821 5,054
Davide Campari-Milano NV SpA 1,451,410 9,791
DiaSorin SpA 6,104 664
Enel SpA 1,706,641 12,944
Eni SpA 477,507 7,274
FinecoBank Banca Fineco SpA 686,119 11,009
Generali 228,914 6,365
Leonardo SpA 30,392 727
Moncler SpA 70,936 3,949
Ryanair Holdings PLC - ADR 138,567 6,133
UniCredit SpA 367,910 16,300
80,210
Japan - 11.6%
Advantest Corp. 141,200 8,133
Ajinomoto Co., Inc. 43,200 1,666
Alfresa Holdings Corp. 83,800 1,211
Alps Alpine Co., Ltd. 111,800 1,101
Amada Co., Ltd. 329,000 3,221
ANA Holdings, Inc.(Æ) 43,900 863
Asahi Group Holdings, Ltd. 39,600 475

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asics Corp. 48,000 845
Bandai Namco Holdings, Inc. 58,200 1,219
Bridgestone Corp. 138,700 4,915
Canon, Inc. 83,200 2,700
Central Japan Railway Co. 82,500 1,713
Chiba Bank, Ltd. (The) 113,800 833
Chugai Pharmaceutical Co., Ltd. 57,600 2,748
Concordia Financial Group, Ltd. 144,500 714
Dai-ichi Life Holdings, Inc. 193,185 4,811
Daiichi Sankyo Co., Ltd. 242,100 7,833
Daikin Industries, Ltd. 4,900 574
Daito Trust Construction Co., Ltd. 6,000 663
Daiwa House Industry Co., Ltd. 61,900 1,841
DeNA Co., Ltd. 80,500 988
Dentsu, Inc. 126,700 3,889
Disco Corp. 3,300 932
Eisai Co., Ltd. 30,200 1,036
ENEOS Holdings, Inc. 142,200 714
FANUC Corp. 22,100 585
Fast Retailing Co., Ltd. 6,600 2,115
FUJIFILM Holdings Corp. 162,963 3,865
Fujitsu, Ltd. 127,440 2,342
Fukuoka Financial Group, Inc. 140,900 3,217
Hakuhodo DY Holdings, Inc. 207,900 1,645
Hankyu Hanshin Holdings, Inc. 52,800 1,432
Hino Motors, Ltd.(Æ) 187,400 460
Hirose Electric Co., Ltd. 6,800 811
Hitachi, Ltd. 242,500 6,103
Honda Motor Co., Ltd. 500,495 5,021
Hoya Corp. 18,500 2,466
Iida Group Holdings Co., Ltd. 231,100 3,332
Isuzu Motors, Ltd. 480,100 6,205
ITOCHU Corp. 101,818 5,022
Japan Airlines Co., Ltd. 92,400 1,478
Japan Exchange Group, Inc. 125,000 1,463
Japan Post Holdings Co., Ltd. 301,700 2,772
Japan Post Insurance Co., Ltd. Class A 147,500 2,425
JGC Holdings Corp. 140,500 1,199
Kajima Corp. 90,400 1,548
Kao Corp. 81,000 3,586
KDDI Corp. 81,700 2,553
Keyence Corp. 43,400 19,462
Kikkoman Corp. 88,400 1,036
Kirin Holdings Co., Ltd. 110,700 1,626
Koito Manufacturing Co., Ltd. 198,200 2,547
Komatsu, Ltd. 364,400 9,430
Kubota Corp. 421,400 5,374
Kyowa Kirin Co., Ltd. 108,900 1,793
Makita Corp. 119,400 3,897
Matsumotokiyoshi Holdings Co., Ltd. 49,200 667
McDonald's Holdings Co. Japan, Ltd. 32,900 1,392
MEIJI Holdings Co., Ltd. 12,900 300
Minebea Co., Ltd. 312,500 5,520
Mitsubishi Corp. 38,000 693
Mitsubishi Electric Corp. 199,800 3,071
Mitsubishi Estate Co., Ltd. 269,800 3,986
Mitsubishi Gas Chemical Co., Inc. 106,200 1,846
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Heavy Industries, Ltd. 71,200 996
Mitsubishi UFJ Financial Group, Inc. 1,048,500 10,946
Mitsui Fudosan Co., Ltd. 145,800 1,241
Mizuho Financial Group, Inc. 115,300 2,408
MS&AD Insurance Group Holdings,
Inc. 373,700 8,246
Murata Manufacturing Co., Ltd. 121,700 2,118
NEC Corp. 19,700 1,673
Nexon Co., Ltd. 14,700 259
Nidec Corp. 630,500 12,525
Nikon Corp. 112,800 1,389
Nintendo Co., Ltd. 61,550 3,258
Nippon Express Holdings, Inc. 13,700 674
Nippon Telegraph & Telephone Corp. 1,026,000 990
Nissan Motor Co., Ltd. 805,300 2,127
Nissin Foods Holdings Co., Ltd. 23,100 625
Nitori Holdings Co., Ltd. 6,800 863
Nitto Denko Corp. 804,000 13,220
Nomura Holdings, Inc. 520,500 2,666
Nomura Research Institute, Ltd. 50,000 1,496
Obayashi Corp. 136,800 1,672
Obic Co., Ltd. 31,000 1,012
Olympus Corp. 389,000 6,842
Ono Pharmaceutical Co., Ltd. 107,500 1,351
Oracle Corp. 28,000 2,687
Osaka Gas Co., Ltd. 104,300 2,236
Otsuka Corp. 30,800 693
Otsuka Holdings Co., Ltd. 70,800 4,272
Pan Pacific International Holdings
Corp. 32,300 801
Panasonic Holdings Corp. 152,300 1,220
Persol Holdings Co., Ltd. 1,335,700 2,236
Rakuten, Inc.(Æ) 139,500 830
Recruit Holdings Co., Ltd. 85,000 5,212
Renesas Electronics Corp. 39,700 533
Resona Holdings, Inc. 2,387,500 15,901
Rinnai Corp. 104,300 2,278
Rohm Co., Ltd. 303,100 3,359
Secom Co., Ltd. 74,726 2,653
Sega Sammy Holdings, Inc. 176,600 3,308
Sekisui Chemical Co., Ltd. 96,600 1,360
Sekisui House, Ltd. 55,200 1,336
Seven & i Holdings Co., Ltd. 30,600 438
Shimadzu Corp. 40,100 1,182
Shimano, Inc. 7,087 1,050
Shimizu Corp. 147,600 975
Shin-Etsu Chemical Co., Ltd. 614,100 22,730
Shionogi & Co., Ltd. 89,100 1,271
Shizuoka Financial Group, Inc. 28,300 225
SMC Corp. 3,500 1,496
Sompo Japan Nipponkoa Holdings, Inc. 3,603 77
Sony Group Corp. 287,500 5,054
Stanley Electric Co., Ltd. 123,500 2,111
Subaru Corp. 202,300 3,613
Sumitomo Electric Industries, Ltd. 347,400 5,342
Sumitomo Heavy Industries, Ltd. 33,500 745
Sumitomo Mitsui Financial Group, Inc. 446,706 9,431

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Trust Holdings, Inc. 291,600 6,433
Sumitomo Realty & Development Co.,
Ltd. 31,500 934
Sumitomo Rubber Industries, Ltd. 186,200 1,898
Suntory Beverage & Food, Ltd. 274,200 9,248
T&D Holdings, Inc. 510,100 8,097
Taiheiyo Cement Corp. 84,800 1,835
Taiyo Nippon Sanso Corp. 24,600 851
Takeda Pharmaceutical Co., Ltd. 226,000 6,295
TDK Corp. 689,500 8,147
Terumo Corp. 203,300 3,874
THK Co., Ltd. 101,800 1,672
TIS, Inc. 10,200 254
Toho Co., Ltd. 31,200 1,191
Tokio Marine Holdings, Inc. 142,800 5,078
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 178,000 718
Tokyo Electron, Ltd. 99,700 14,824
Tokyo Gas Co., Ltd. 16,200 398
Toray Industries, Inc. 1,103,200 5,995
TOTO, Ltd. 57,000 1,597
Toyota Motor Corp. 425,400 7,333
Trend Micro, Inc. 8,500 445
Tsuruha Holdings, Inc. 26,300 1,469
Unicharm Corp. 41,888 1,342
USS Co., Ltd. 46,600 390
Yakult Honsha Co., Ltd. 27,400 595
Yamaha Motor Co., Ltd. 294,000 2,559
Yamato Holdings Co., Ltd. 175,000 1,843
Yokogawa Electric Corp. 30,300 675
461,165
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 488
Kazakhstan - 0.0%
Air Astana JSC - GDR(Æ)(Þ) 115,761 709
Luxembourg - 0.4%
ArcelorMittal SA 408,994 10,136
Eurofins Scientific SE 43,544 2,147
Reinet Investments SCA 26,943 746
RTL Group SA 32,968 1,047
14,076
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 2,398,792 10,565
Malaysia - 0.1%
CIMB Group Holdings BHD 895,115 1,620
Gamuda BHD 417,700 809
Hong Leong Bank BHD 158,291 739
Hong Leong Financial Group BHD 261,314 1,111
Press Metal Berhad 381,300 410
Public Bank BHD 680,000 682
5,371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 0.8%
America Movil SAB de CV 2,381,554 1,882
America Movil SAB de CV - ADR 63,657 1,002
Arca Continental SAB de CV 104,843 898
Cemex SAB de CV - ADR 831,807 4,342
Coca-Cola Femsa SAB de CV 232,817 1,938
Fomento Economico Mexicano SAB
de CV 280,792 2,726
Fresnillo PLC 552,320 5,244
Gruma SAB de CV Class B 74,181 1,281
Grupo Aeroportuario del Sureste SAB
de CV Class B 18,911 506
Grupo Bimbo SAB de CV 211,310 656
Grupo Carso SAB de CV 176,166 1,059
Grupo Financiero Banorte SAB de CV
Class O 375,121 2,612
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,552,145 3,485
Southern Copper Corp. 150 17
Ternium SA - ADR 41,955 1,431
Wal-Mart de Mexico SAB de CV 714,765 1,965
31,044
Netherlands - 3.7%
ABN AMRO Bank NV(Þ) 272,609 4,520
Adyen NV(Æ)(Þ) 3,019 4,592
Argenx SE(Æ) 6,920 4,068
ASML Holding NV 30,618 20,588
BE Semiconductor Industries NV 6,297 667
EXOR NV 34,372 3,647
Ferrari NV 34,529 16,507
Heineken NV 72,437 5,942
ING Groep NV 1,103,847 18,737
JDE Peet's NV 31,574 712
Koninklijke Ahold Delhaize NV 90,943 3,001
Koninklijke Philips NV(Æ) 593,476 15,579
Nebius Group NV Class A(Æ) 47,709 1,020
NN Group NV 98,261 4,836
Randstad NV 288,816 13,347
Universal Music Group NV 949,932 23,898
VEON, Ltd. - ADR(Æ) 28,690 917
Wolters Kluwer NV 28,739 4,844
147,422
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 986
Xero, Ltd.(Æ) 8,227 799
1,785
Norway - 0.3%
Equinor ASA Class N 423,366 10,146
Mowi ASA 27,678 476
Norsk Hydro ASA 104,627 645
Orkla ASA 102,691 949
12,216

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Peru - 0.0%
Credicorp, Ltd. 4,057 747
Philippines - 0.2%
Ayala Corp. 69,880 826
Bank of the Philippine Islands 1,163,077 2,852
BDO Unibank, Inc. 792,728 2,073
SM Investments Corp. 130,970 2,111
SM Prime Holdings, Inc. 1,452,800 765
8,627
Poland - 0.1%
Cyfrowy Polsat SA(Æ) 102,903 323
Dino Polska SA(Æ)(Þ) 7,639 634
KGHM Polska Miedz SA 18,243 680
Santander Bank Polska SA 10,743 1,203
2,840
Portugal - 0.0%
Energias de Portugal SA 1,056 4
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
Lukoil PJSC(Æ)(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 11,471 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
—
Saudi Arabia - 0.2%
Al Rajhi Bank 112,377 2,629
Saudi Arabian Oil Co.(Þ) 327,115 2,351
Saudi National Bank (The) 253,038 2,228
Saudi Telecom Co. 143,475 1,608
8,816
Singapore - 0.5%
DBS Group Holdings, Ltd. 210,015 6,044
Grab Holdings, Ltd. Class A(Æ) 2,746,403 11,205
Oversea-Chinese Banking Corp., Ltd. 114,995 1,308
STMicroelectronics NV 56,841 1,539
United Overseas Bank, Ltd. 4,600 111
UOL Group, Ltd. 163,600 660
20,867
South Africa - 1.8%
Absa Group, Ltd. 549,390 5,243
Anglo American PLC 104,722 3,277
Anglogold Ashanti PLC 509,173 14,155
Aspen Pharmacare Holdings, Ltd. 111,761 1,134
Bid Corp., Ltd. 30,677 725
Capitec Bank Holdings, Ltd. 46,408 8,349
Clicks Group, Ltd. 89,938 1,918
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Discovery Holdings, Ltd. 92,425 944
FirstRand, Ltd. 2,516,750 10,980
Foschini Group, Ltd. (The) 232,784 2,024
Gold Fields, Ltd. - ADR 487,363 8,032
Impala Platinum Holdings, Ltd.(Æ) 631,647 4,164
Mr Price Group, Ltd. 206,177 2,992
MTN Group, Ltd. 973,160 4,838
Old Mutual, Ltd. 2,055,278 1,417
Shoprite Holdings, Ltd. 93,772 1,613
Vodacom Group, Ltd. 187,984 1,173
72,978
South Korea - 2.9%
Amorepacific Corp. 60,852 5,111
Celltrion, Inc. 8,933 1,174
CJ CheilJedang Corp. 2,833 560
Coway Co., Ltd. 75,959 3,448
Hana Financial Group, Inc. 39,589 1,707
Hankook Tire & Technology Co., Ltd. 54,152 1,381
Hyundai Glovis Co., Ltd. 8,429 738
Hyundai Heavy Industries Co., Ltd. 14,801 1,959
Hyundai Mobis Co., Ltd. 22,357 4,017
Hyundai Motor Co. 14,599 2,233
KB Financial Group, Inc. 281,937 18,289
Kia Corp. 34,096 2,251
Korea Electric Power Corp. 45,932 768
Korea Zinc Co., Ltd. 2,654 1,908
Krafton, Inc.(Æ) 8,243 1,966
KT Corp. 2,504 80
KT Corp. - ADR 324,673 5,107
KT&G Corp. 5,455 432
LG Electronics, Inc. Class H 16,667 1,068
LG Household & Health Care, Ltd. 4,697 1,127
Orion Corp. 15,596 1,126
POSCO Holdings, Inc. 3,903 938
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,419 1,747
Samsung Electro-Mechanics Co., Ltd. 7,438 631
Samsung Electronics Co., Ltd. 768,373 32,476
Samsung Engineering Co., Ltd.(Æ) 43,793 562
Samsung Fire & Marine Insurance Co.,
Ltd. 13,726 3,319
Samsung Heavy Industries Co., Ltd.(Æ) 296,763 2,045
Samsung SDI Co., Ltd. 2,732 646
Samsung SDS Co., Ltd. 12,110 1,253
Shinhan Financial Group Co., Ltd. 320,087 11,803
SK Hynix, Inc. 37,607 4,914
116,784
Spain - 1.5%
Amadeus IT Group SA Class A 170,969 12,410
CaixaBank SA 2,185,668 13,300
Cellnex Telecom SA(Þ) 124,013 4,534
EDP Renovaveis SA 51,078 688
Iberdrola SA 175,829 2,608
Industria de Diseno Textil SA 466,691 26,594

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Repsol SA 75,947 946
61,080
Sweden - 1.3%
Alfa Laval AB 17,220 763
Assa Abloy AB Class B 242,764 7,594
Atlas Copco AB Class A 196,168 3,254
Atlas Copco AB Class B 191,091 2,793
Boliden AB 57,493 1,796
Epiroc AB Class A 282,066 5,532
Equities AB 23,534 683
Essity Aktiebolag Class B 29,629 837
Fastighets AB Balder Class B(Æ) 101,185 784
Hexagon AB Class B 352,946 3,290
Indutrade AB 27,395 743
L E Lundbergforetagen AB Class B 43,887 2,170
Lifco AB Class B 45,014 1,340
Sandvik AB 287,753 5,684
Securitas AB Class B 156,948 1,841
Skandinaviska Enskilda Banken AB
Class A 48,485 685
SKF AB Class B 272,311 5,186
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,496
Telefonaktiebolaget LM Ericsson Class
B 671,085 5,584
Volvo Car AB Class B(Æ) 359,478 773
52,828
Switzerland - 3.2%
ABB, Ltd. 61,676 3,425
ABB, Ltd. - ADR 45,954 2,547
Adecco Group AG 105,930 3,322
Baloise Holding AG 5,975 1,149
Barry Callebaut AG 28 49
BKW AG 5,265 926
Chocoladefabriken Lindt & Spruengli
AG 72 2,312
Cie Financiere Richemont SA Class A 12,652 1,846
DSM-Firmenich AG 7,125 846
EMS-Chemie Holding AG 1,992 1,537
Galderma Group AG(Æ) 31,207 2,921
Geberit AG 2,872 1,805
Givaudan SA 512 2,432
Helvetia Holding AG 5,359 910
Julius Baer Group, Ltd. 153,420 9,389
Kuehne & Nagel International AG 2,483 620
Logitech International SA 8,946 731
Lonza Group AG 1,984 1,227
Novartis AG 201,438 21,857
Partners Group Holding AG 5,406 7,497
Sandoz Group AG 16,388 748
Schindler Holding AG 11,995 3,476
SGS SA 24,865 2,639
Sika AG 7,058 1,969
Sonova Holding AG 6,291 2,298
Straumann Holding AG 5,581 732
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swatch Group AG (The) 14,562 587
Swatch Group AG (The) Class B 17,470 3,583
Swiss Life Holding AG 818 669
Swiss Prime Site AG Class A 9,281 1,007
Swisscom AG 2,454 1,496
UBS Group AG 1,162,951 35,901
Zurich Insurance Group AG 8,129 4,820
127,273
Taiwan - 5.6%
Advantech Co., Ltd. 65,087 633
Alchip Technologies, Ltd. 1 —
Catcher Technology Co., Ltd. 295,000 2,128
Cathay Financial Holding Co., Ltd. 2,073,000 4,328
Cheng Shin Rubber Industry Co., Ltd. 486,000 694
China Development Financial Holding
Corp. 6,136,691 3,142
Chunghwa Telecom Co., Ltd. 572,000 2,174
Compal Electronics, Inc. 661,000 720
CTBC Financial Holding Co., Ltd. 505,236 561
Delta Electronics, Inc. 192,000 2,366
E Ink Holdings, Inc. 458,000 4,247
E.Sun Financial Holding Co., Ltd. 2,610,233 2,195
Evergreen Marine Corp. Taiwan, Ltd. 90,417 566
First Financial Holding Co., Ltd. 548,023 459
Fubon Financial Holding Co., Ltd. 1,076,953 2,978
Globalwafers Co., Ltd. 47,246 610
Hon Hai Precision Industry Co., Ltd. 1,543,115 9,676
Hua Nan Financial Holdings Co., Ltd. 1,220,840 955
Largan Precision Co., Ltd. 9,000 618
MediaTek, Inc. 335,241 13,123
Mega Financial Holding Co., Ltd. 111,492 134
Pegatron Corp. 199,000 598
President Chain Store Corp. 110,000 1,005
Realtek Semiconductor Corp. 44,000 649
Shin Kong Financial Holding Co., Ltd.
(Æ) 2,181,000 768
SinoPac Financial Holdings Co., Ltd. 82,605 58
Taishin Financial Holding Co., Ltd. 2,344,984 1,244
Taiwan Business Bank 2,173,882 1,039
Taiwan Cooperative Financial Holding
Co., Ltd. 723,186 562
Taiwan Mobile Co., Ltd. 499,000 1,762
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,585,679 112,756
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 201,527 38,399
Unimicron Technology Corp. 1,125,000 5,405
Uni-President Enterprises Corp. 1,220,000 3,406
United Microelectronics Corp. 333,059 474
Yageo Corp. 37,039 623
Yuanta Financial Holding Co., Ltd. 54,711 54
Zhen Ding Technology Holding, Ltd. 185,000 639
221,748
Thailand - 0.5%
Advanced Info Service PCL 189,400 1,541

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bangkok Dusit Medical Services PCL 1,320,500 1,076
Bumrungrad Hospital PCL 99,500 802
Charoen Pokphand Foods PCL 7,018,200 5,152
CP ALL PCL 889,100 1,665
Kasikornbank PCL 1,560,200 6,754
PTT Exploration & Production PCL 223,900 838
Siam Cement PCL (The) 27,100 168
17,996
Turkey - 0.5%
Akbank TAS 3,791,250 5,604
BIM Birlesik Magazalar AS 476,096 6,487
Haci Omer Sabanci Holding AS 1,018,703 2,477
Turkiye Garanti Bankasi AS 1,319,040 4,109
18,677
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 3,408
Emaar Properties PJSC 707,160 1,670
Emirates NBD Bank PJSC 231,816 1,198
6,276
United Kingdom - 6.6%
3i Group PLC 53,930 2,208
Ashtead Group PLC 12,579 947
AstraZeneca PLC 142,839 20,312
Aviva PLC 361,516 2,113
Babcock International Group PLC 472,642 2,873
BAE Systems PLC 296,242 4,777
Barclays PLC 1,992,472 6,108
Berkeley Group Holdings PLC 39,936 2,289
British American Tobacco PLC 292,342 10,181
British Land Co. PLC (The)(ö) 450,858 2,310
BT Group PLC 2,074,145 3,720
Bunzl PLC 39,739 1,755
Burberry Group PLC 218,702 2,207
CK Hutchison Holdings, Ltd. Class B 454,461 2,381
Compass Group PLC 512,201 16,590
Diageo PLC 96,701 3,015
easyJet PLC 555,538 3,661
Halma PLC 19,331 621
Hargreaves Lansdown PLC 49,764 700
HSBC Holdings PLC 1,721,446 15,719
InterContinental Hotels Group PLC 7,456 821
Intermediate Capital Group PLC 168,959 4,536
Intertek Group PLC 202,559 12,223
J Sainsbury PLC 3,064,963 10,570
Kingfisher PLC 960,760 3,647
Land Securities Group PLC(ö) 144,710 1,127
London Stock Exchange Group PLC 118,424 16,089
Marks & Spencer Group PLC 325,982 1,579
NatWest Group PLC 1,798,687 8,510
Next PLC 13,758 1,744
Pearson PLC 115,955 1,701
Reckitt Benckiser Group PLC 241,119 14,563
RELX PLC 355,530 16,348
Rolls-Royce Holdings PLC(Æ) 120,320 835
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sage Group PLC (The) 147,524 1,855
Smith & Nephew PLC 48,438 600
Smiths Group PLC 32,733 650
Spirax-Sarco Engineering PLC 12,289 1,033
Standard Chartered PLC 1,552,306 17,905
Tate & Lyle PLC 220,717 2,135
Tesco PLC 2,675,808 11,814
Travis Perkins PLC 268,403 2,785
Unilever PLC 103,492 6,334
Vodafone Group PLC 1,072,427 996
Weir Group PLC (The) 326,583 8,872
Wise PLC Class A(Æ) 393,981 3,613
WPP PLC 512,465 5,398
262,770
United States - 7.9%
Alcon, Inc. 52,316 4,799
Allegion PLC 136,049 18,997
Amdocs, Ltd. 110,750 9,718
Aon PLC Class A 39,852 14,620
ARM Holdings PLC - ADR(Æ) 7,632 1,078
BP PLC 1,804,221 8,769
BRP, Inc. 5,846 288
CRH PLC 14,570 1,390
CSL, Ltd. 18,662 3,499
CyberArk Software, Ltd.(Æ) 3,158 873
Experian PLC 66,058 3,227
Freeport-McMoRan, Inc. 163,536 7,362
GSK Finance No. 3 PLC 741,283 13,542
Haleon PLC 5,224,791 25,006
Holcim AG 77,164 7,611
James Hardie Industries PLC(Æ) 75,299 2,405
Las Vegas Sands Corp. 28,294 1,467
Linde PLC 53,548 24,426
Lululemon Athletica, Inc.(Æ) 2,926 872
Medtronic PLC 78,371 6,995
Nestle SA 255,990 24,207
Newmont Corp. 3,657 166
Roche Holding AG 77,580 24,324
Sanofi SA 148,624 15,681
Schlumberger NV 307,865 12,336
Schneider Electric SE 126,905 32,831
Shell PLC 1,157,211 38,604
Spotify Technology SA(Æ) 25,667 9,884
Stellantis NV 51,960 716
Tenaris SA 32,274 531
316,224
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 646,948 8,359
Total Common Stocks
(cost $2,786,569) 3,744,035
Preferred Stocks - 0.8%
Brazil - 0.2%
Braskem SA

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% (Æ) 233,873 710
Cia Paranaense de Energia
2.242% (Ÿ) 400,789 680
Itau Unibanco Holding SA
6.827% (Ÿ) 736,482 4,462
Raizen SA
6.416% (Ÿ) 5,676,082 2,749
8,601
Germany - 0.2%
Henkel AG & Co. KGaA
2.337% (Ÿ) 64,929 5,620
Volkswagen AG
10.788% (Ÿ) 35,873 3,470
9,090
South Korea - 0.4%
Hyundai Motor Co.
9.119% (Ÿ) 6,639 765
Samsung Electronics Co., Ltd.
3.148% (Ÿ) 376,127 13,020
13,785
Total Preferred Stocks
(cost $32,211) 31,476
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)( Š)
2040 Warrants 1,754 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 135,628,820 (∞) 135,615
Total Short-Term Investments
(cost $135,611) 135,615
Total Investments - 98.2%
(identified cost $2,954,391) 3,911,126
Other Assets and Liabilities,
Net - 1.8%
70,501
Net Assets - 100.0%
3,981,627

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.2%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9.99 2,723
4,520
Adyen NV 11/15/23 EUR 3,019 1,114.86 3,366
4,592
Air Astana JSC 09/13/24 115,761 6.53 756
709
Amundi SA 02/26/19 EUR 124,438 59.60 7,416
9,041
Avenue Supermarts, Ltd. 01/16/23 INR 31,612 44.47 1,406
1,474
Axis Bank, Ltd. 05/02/24 41,725 69.28 2,891
2,881
Cellnex Telecom SA 04/18/19 EUR 124,013 31.51 3,907
4,534
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0.25 640
927
China International Capital Corp., Ltd. 10/06/23 HKD 2,289,200 1.27 2,901
4,155
China Tower Corp., Ltd. 08/09/23 HKD 9,272,000 0.11 1,006
1,250
Covestro AG 03/17/20 EUR 161,277 32.33 5,213
10,208
Dino Polska SA 10/06/23 PLN 7,639 81.32 621
634
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
Haidilao International Holding, Ltd. 09/13/24 HKD 454,000 1.60 726
915
HDFC Asset Manangement Co., Ltd. 06/27/24 INR 15,132 48.31 731
769
HDFC Life Insurance Co., Ltd. 03/02/22 INR 173,020 7.38 1,276
1,480
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,296 22.81 645
1,426
Hydro One, Ltd. 04/18/19 CAD 26,918 25.76 693
867
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
2,036
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 233,913 5.33 1,246
2,059
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23.47 3,522
7,187
Kuaishou Technology 11/09/22 HKD 1,841,717 6.19 11,409
10,869
Larsen & Toubro, Ltd. 05/02/24 116,180 43.16 5,014
4,994
Longfor Group Holdings, Ltd. 09/19/23 HKD 9,363,500 1.46 13,652
15,321
Macrotech Developers, Ltd. 03/27/24 INR 151,613 14.53 2,203
2,170
Meituan 01/13/20 HKD 530,536 13.49 7,157
12,532
Nongfu Spring Co., Ltd. 09/13/24 HKD 295,000 3.21 947
1,096
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,305,000 0.47 610
750
Rede D'Or Sao Luiz SA 09/13/24 BRL 259,356 6.25 1,622
1,317
Reliance Industries, Ltd. 06/03/15 78,033 9.99 779
4,887
Samsung Biologics Co., Ltd. 02/13/24 KRW 2,419 630.87 1,526
1,747
Saudi Arabian Oil Co. 06/27/24 SAR 327,115 7.33 2,399
2,351
SBI Life Insurance Co., Ltd. 03/23/22 INR 84,309 17.65 1,488
1,617
WH Group, Ltd. 10/26/15 HKD 3,780,826 0.56 2,120
2,929
WuXi AppTec Co., Ltd. 09/13/24 HKD 196,100 4.78 938
1,298
Xiaomi Corp. 03/27/24 HKD 1,002,400 2.04 2,047 3,453
128,995
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 229
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 1,921 USD 126,354 12/24
(1,695)
British Pound Currency Futures 100 USD 8,051 12/24
(115)
Canadian Dollar Currency Futures 1,760 USD 126,720 12/24
(3,065)
Japanese Yen Currency Futures 2,591 USD 214,179 12/24
(17,203)
New Zealand Dollar Currency Futures 45 USD 2,687 12/24
(76)
Norwegian Krone Currency Futures 103 USD 18,720 12/24
(355)
S&P/TSX 60 Index Futures 608 CAD 175,992 12/24
2,345
SPI 200 Index Futures 929 AUD 189,748 12/24
(289)
TOPIX Index Futures 433 JPY 11,667,185 12/24 4,012
Short Positions
CAC40 Euro Index Futures 171 EUR 12,587 11/24
361
DAX Index Futures 22 EUR 10,534 12/24
(130)
Euro Currency Futures 874 USD 118,973 12/24
2,337
EURO STOXX 50 Index Futures 135 EUR 6,526 12/24
74
FTSE 100 Index Futures 143 GBP 11,622 12/24
434
FTSE/MIB Index Futures 19 EUR 3,237 12/24
(40)
Hang Seng Index Futures 98 HKD 99,715 11/24
205
IBEX 35 Index Futures 29 EUR 3,378 11/24
91
MSCI Emerging Markets Index Futures 2,022 USD 113,889 12/24
(2,658)
MSCI Singapore Index Futures 352 SGD 11,933 11/24
230
OMXS30 Index Futures 113 SEK 28,637 11/24
53
S&P 500 E-Mini Index Futures 197 USD 56,524 12/24
(425)
Swiss Franc Currency Futures 65 USD 9,447 12/24 250
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (15,659)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 44 USD 58 11/01/24 —
Bank of America GBP 67 USD 86 11/04/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 8,713 $ — $ —
$ —
$ 8,713 0.2
Australia — 53,793 —
—
53,793 1.4
Austria — 17,444 —
—
17,444 0.4
Belgium — 9,100 —
—
9,100 0.2

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Brazil 89,553 — —
—
89,553 2.2
Burkina Faso 1,576 — —
—
1,576 —
*
Canada 153,353 — —
—
153,353 3.9
Chile 162 2,916 —
—
3,078 0.1
China 43,622 370,317 —
—
413,939 10.4
Denmark — 69,958 —
—
69,958 1.8
Finland — 19,068 —
—
19,068 0.5
France — 253,555 —
—
253,555 6.4
Germany — 212,415 —
—
212,415 5.3
Ghana 790 793 —
—
1,583 —
*
Greece — 18,089 —
—
18,089 0.5
Hong Kong — 46,428 —
—
46,428 1.2
Hungary — 2,936 —
—
2,936 0.1
India 16,362 186,527 —
—
202,889 5.1
Indonesia — 22,488 —
—
22,488 0.6
Ireland 16,081 29,254 —
—
45,335 1.1
Israel 6,174 2,623 —
—
8,797 0.2
Italy 6,133 74,077 —
—
80,210 2.0
Japan — 461,165 —
—
461,165 11.6
Jordan — 488 —
—
488 —
*
Kazakhstan — 709 —
—
709 —
*
Luxembourg — 14,076 —
—
14,076 0.4
Macao — 10,565 —
—
10,565 0.3
Malaysia — 5,371 —
—
5,371 0.1
Mexico 25,800 5,244 —
—
31,044 0.8
Netherlands 1,937 145,485 —
—
147,422 3.7
New Zealand — 1,785 —
—
1,785 —
*
Norway — 12,216 —
—
12,216 0.3
Peru 747 — —
—
747 —
*
Philippines — 8,627 —
—
8,627 0.2
Poland — 2,840 —
—
2,840 0.1
Portugal — 4 —
—
4 —
*
Russia — — —
—
— —
Saudi Arabia — 8,816 —
—
8,816 0.2
Singapore 11,205 9,662 —
—
20,867 0.5
South Africa 22,187 50,791 —
—
72,978 1.8
South Korea 5,107 111,677 —
—
116,784 2.9
Spain — 61,080 —
—
61,080 1.5
Sweden — 52,828 —
—
52,828 1.3
Switzerland 2,547 124,726 —
—
127,273 3.2

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 231
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Taiwan 38,399 183,349 —
—
221,748 5.6
Thailand — 17,996 —
—
17,996 0.5
Turkey — 18,677 —
—
18,677 0.5
United Arab Emirates — 6,276 —
—
6,276 0.2
United Kingdom — 262,770 —
—
262,770 6.6
United States 110,472 205,752 —
—
316,224 7.9
Zambia 8,359 — —
—
8,359 0.2
Preferred Stocks 8,601 22,875 — — 31,476 0.8
Warrants and Rights — — — — — —
*
Short-Term Investments — — — 135,615 135,615 3.4
Total Investments 577,880 3,197,631 — 135,615 3,911,126 98.2
Other Assets and Liabilities, Net
1.8
100.0
Other Financial Instruments
Assets
Futures Contracts 10,392 — — — 10,392 0.3
A
Liabilities
Futures Contracts (26,051) — — — (26,051) (0.7)
Total Other Financial Instruments
**
$ (15,659) $ — $ — $ — $ (15,659)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
662,383
Consumer Staples ...............................................................................
245,128
Energy ................................................................................................
193,198
Financial Services ..............................................................................
949,013
Health Care ........................................................................................
310,337
Materials and Processing ...................................................................
367,541
Producer Durables ..............................................................................
374,079
Technology .........................................................................................
545,737
Utilities ...............................................................................................
96,619

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed International Equity Fund
Preferred Stocks
Consumer Discretionary ....................................................................
4,235
Consumer Staples ...............................................................................
5,621
Financial Services ..............................................................................
4,462
Materials and Processing ...................................................................
710
Technology .........................................................................................
13,019
Utilities ...............................................................................................
3,429
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
135,615
Total Investments ............................................................................... 3,911,126

Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 233
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 7,805 $ 2,587
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,542 $ 22,509
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,193 $ 2,064
Foreign currency exchange contracts — (620)
Total
$ 1,193 $ 1,444
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 7,352 $ (12,288)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed International Equity Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,954,391
Investments, at fair value(>) ........................................................................................................................................................
3,911,126
Foreign currency holdings(^) ....................................................................................................................................................... 11,392
Receivables:
Dividends and interest ...................................................................................................................................................... 7,282
Dividends from affiliated funds ....................................................................................................................................... 586
Investments sold ............................................................................................................................................................... 143
Fund shares sold ............................................................................................................................................................... 6,279
Foreign capital gains taxes recoverable ........................................................................................................................... 6,732
From broker(a) ................................................................................................................................................................. 65,279
Total assets ...............................................................................................................................................................
4,008,819
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,336
Accrued fees to affiliates .................................................................................................................................................. 3,329
Other accrued expenses .................................................................................................................................................... 554
Variation margin on futures contracts .............................................................................................................................. 15,619
Deferred capital gains tax liability ................................................................................................................................... 6,354
Total liabilities ...........................................................................................................................................................
27,192
Net Assets ...............................................................................................................................................................
$ 3,981,627

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 235
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 450,641
Shares of beneficial interest .........................................................................................................................................................
3,341
Additional paid-in capital ............................................................................................................................................................
3,527,64 5
Net Assets ...............................................................................................................................................................
$ 3,981,627
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 11.85
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.57
Class A — Net assets ........................................................................................................................................................... $ 44,295,274
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,737,122
Net asset value per share: Class C (#) .......................................................................................................................................... $ 11.68
Class C — Net assets ........................................................................................................................................................... $ 8,359,925
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 715,596
Net asset value per share: Class M (#) ......................................................................................................................................... $ 11.93
Class M — Net assets .......................................................................................................................................................... $ 1,257,429,073
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 105,438,015
Net asset value per share: Class S (#) .......................................................................................................................................... $ 11.92
Class S — Net assets ............................................................................................................................................................ $ 2,671,542,792
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 224,177,514
Amounts in thousands
(^)     Foreign currency holdings - cost $ 11,478
(>)     Investments in affiliates, U.S. Cash Management Fund $ 135,615
(a)   Receivable from Broker for Futures $ 65,279
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed International Equity Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 106,382
Dividends from affiliated funds ....................................................................................................................................... 6,386
Interest .............................................................................................................................................................................. 1,646
Securities lending income (net) ....................................................................................................................................... 61
Less foreign taxes withheld ............................................................................................................................................. (10,853)
Total investment income ..............................................................................................................................................................
103,622
Expenses
Advisory fees ................................................................................................................................................................... 29,782
Administrative fees .......................................................................................................................................................... 1,755
Custodian fees .................................................................................................................................................................. 1,018
Distribution fees - Class A ............................................................................................................................................... 94
Distribution fees - Class C ............................................................................................................................................... 65
Transfer agent fees - Class A ........................................................................................................................................... 75
Transfer agent fees - Class C ........................................................................................................................................... 17
Transfer agent fees - Class M .......................................................................................................................................... 2,204
Transfer agent fees - Class S ............................................................................................................................................ 5,007
Professional fees .............................................................................................................................................................. 246
Registration fees ............................................................................................................................................................... 163
Shareholder servicing fees - Class C ............................................................................................................................... 22
Trustees’ fees .................................................................................................................................................................... 176
Printing fees ..................................................................................................................................................................... 137
Miscellaneous .................................................................................................................................................................. 1,262
Expenses before reductions .............................................................................................................................................. 42,023
Expense reductions .......................................................................................................................................................... (3,952)
Net expenses ................................................................................................................................................................................
38,071
Net investment income (loss) .......................................................................................................................................................
65,551
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $575) ................................................................................................. (92,644)
Investments in affiliated funds ......................................................................................................................................... 43
Futures contracts .............................................................................................................................................................. 3,257
Foreign currency exchange contracts ............................................................................................................................... (620)
Foreign currency-related transactions .............................................................................................................................. 729
Net realized gain (loss) ................................................................................................................................................................
(89,235)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ( $ 4,348)) ................................................... 656,670
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (4,936)
Foreign currency-related transactions .............................................................................................................................. 405
Net change in unrealized appreciation (depreciation) ................................................................................................................. 652,141
Net realized and unrealized gain (loss) ........................................................................................................................................ 562,906
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 628,457

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 237
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 65,551 $ 55,648
Net realized gain (loss) ....................................................................................................................... (89,235) (25,207)
Net change in unrealized appreciation (depreciation) ........................................................................ 652,141 280,120
Net increase (decrease) in net assets from operations .............................................................................. 628,457 310,561
Distributions
To shareholders
Class A .......................................................................................................................................... (510) (299)
Class C .......................................................................................................................................... (72) (40)
Class M ......................................................................................................................................... (18,754) (12,861)
Class S .......................................................................................................................................... (42,536) (28,301)
Net decrease in net assets from distributions ............................................................................................ (61,872) (41,501)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 362,697 241,556
Total Net Increase (Decrease) in Net Assets ........................................................................
929,282 510,616
Net Assets
Beginning of period .................................................................................................................................. 3,052,345 2,541,729
End of period .............................................................................................................................................
$ 3,981,627 $ 3,052,345

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed International Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,243 $ 14,164 598 $ 6,291
Proceeds from reinvestment of distributions 46 510 30 295
Payments for shares redeemed (520) (5,677) (272) (2,809)
Net increase (decrease)
769 8,997 356 3,777
Class C
Proceeds from shares sold 113 1,272 201 2,087
Proceeds from reinvestment of distributions 7 72 4 40
Payments for shares redeemed (214) (2,410) (234) (2,443)
Net increase (decrease)
(94) (1,066) (29) (316)
Class M
Proceeds from shares sold 31,552 364,861 26,618 280,458
Proceeds from reinvestment of distributions 1,699 18,720 1,293 12,842
Payments for shares redeemed (14,848) (170,263) (20,944) (221,477)
Net increase (decrease)
18,403 213,318 6,967 71,823
Class S
Proceeds from shares sold 48,231 552,627 60,315 633,363
Proceeds from reinvestment of distributions 3,857 42,498 2,848 28,281
Payments for shares redeemed (39,906) (453,677) (47,068) (495,372)
Net increase (decrease)
12,182 141,448 16,095 166,272
Total increase (decrease)
31,260 $ 362,697 23,389 $ 241,556

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2024 10.03 .17 1.83 2.00 (.18) (.18)
October 31, 2023 9.05 .16 .94 1.10 (.12) (.12)
October 31, 2022 12.48 .17 (3.35) (3.18) (.25) (.25)
October 31, 2021 9.53 .18 2.92 3.10 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
Class C
October 31, 2024 9.88 .08 1.81 1.89 (.09) (.09)
October 31, 2023 8.92 .08 .93 1.01 (.05) (.05)
October 31, 2022 12.30 .09 (3.30) (3.21) (.17) (.17)
October 31, 2021 9.41 .08 2.89 2.97 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
Class M
October 31, 2024 10.09 .22 1.83 2.05 (.21) (.21)
October 31, 2023 9.10 .20 .94 1.14 (.15) (.15)
October 31, 2022 12.55 .21 (3.37) (3.16) (.29) (.29)
October 31, 2021 9.57 .23 2.94 3.17 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
Class S
October 31, 2024 10.08 .20 1.84 2.04 (.20) (.20)
October 31, 2023 9.10 .19 .93 1.12 (.14) (.14)
October 31, 2022 12.54 .20 (3.36) (3.16) (.28) (.28)
October 31, 2021 9.57 .20 2.94 3.14 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 241
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
11.85 20.06 44,295 1.39 1.32 1.4 9 31
10.03 12.13 29,757 1.38 1.29 1.49 56
9.05 (25.93) 23,630 1.38 1.29 1.61 68
12.48 32.74 27,480 1.38 1.29 1.45 48
9.53 (7.59) 19,622 1.41 1.29 1.40 100
11.68 19.21 8,360 2.1 5 2.07 .75 31
9.88 11.29 8,005 2.13 2.04 .74 56
8.92 (26.45) 7,485 2.13 2.04 .87 68
12.30 31.65 9,172 2.13 2.04 .68 48
9.41 (8.34) 6,309 2.16 2.04 .55 100
11.93 20.54 1,257,429 1.1 5 .97 1.87 31
10.09 12.58 877,826 1.13 .94 1.86 56
9.10 (25.68) 728,774 1.14 .94 1.98 68
12.55 33.29 776,828 1.13 .94 1.86 48
9.57 (7.37) 318,990 1.16 .94 1.66 100
11.92 20.44 2,671,543 1.1 5 1.07 1.77 31
10.08 12.35 2,136,757 1.13 1.04 1.75 56
9.10 (25.70) 1,781,840 1.13 1.04 1.87 68
12.54 33.04 2,032,628 1.13 1.04 1.68 48
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 2,560,182
Administrative fees 165,352
Distribution fees 15,157
Shareholder servicing fees 1,841
Transfer agent fees 582,590
Trustee fees 4,196
$ 3,329,318
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 86,475 $ 850,251 $ 801,156 $ 43 $ 2 $ 135,615 $ 6,386 $ —
U.S. Cash Collateral Fund — 41,686 41,686 — — — 141 —
$ 86,475 $ 891,937 $ 842,842 $ 43 $ 2 $ 135,615 $ 6,527 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,968,674,962 $ 1,017,401,075 $ (67,981,200) $ 949,419,875 $ 66,501,881 $ (558,717,817)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 61,872,318 $ — $ — $ 41,501,046 $ — $ —
Total distributable earnings (losses)
$ 3
Additional paid-in capital
(3)

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.8%
Argentina - 0.9%
Arcadium Lithium PLC(Æ) 463,347 2,498
Corp. America Airports SA(Æ) 59,152 1,117
YPF SA - ADR(Æ) 218,583 5,357
8,972
Australia - 4.3%
Atlas Arteria, Ltd. 2,226,428 7,102
Beach Energy, Ltd. 15,622 13
BHP Group, Ltd. 263,893 7,333
Dalrymple Bay Infrastructure, Ltd. 103,389 228
Fortescue Metals Group, Ltd. 129,847 1,613
Glencore PLC 1,965,529 10,242
Mineral Resources, Ltd. 16,439 418
Perenti, Ltd. 16,262 13
Qube Holdings, Ltd. 580,855 1,415
Rio Tinto PLC 24,497 1,585
Rio Tinto, Ltd. 11,761 915
Sandfire Resources, Ltd.(Æ) 131,100 876
South32, Ltd. Class B 440,322 1,061
Transurban Group 1,447,892 12,096
Woodside Energy Group, Ltd. 19,400 305
45,215
Austria - 0.2%
Mondi PLC 8,164 132
OMV AB 42,982 1,782
1,914
Brazil - 1.6%
Adecoagro SA 98,938 1,138
CCR SA 563,545 1,194
Centrais Eletricas Brasileiras SA - ADR 28,052 185
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp - ADR 36,851 585
Cia Energetica de Minas Gerais - ADR 225,906 436
Petroleo Brasileiro SA 11,405 77
Petroleo Brasileiro SA - ADR 24,208 326
PRIO SA 72,453 514
Sao Martinho S/A 245,287 1,074
Suzano SA 142,467 1,473
Suzano SA - ADR 104,485 1,073
Vale SA 515,992 5,539
Vale SA Class B - ADR 115,361 1,235
Wheaton Precious Metals Corp. 12,541 828
Yara International ASA 28,842 866
16,543
Canada - 4.0%
Agnico Eagle Mines, Ltd. 15,613 1,348
AltaGas, Ltd. 79,315 1,895
ARC Resources, Ltd. 111,946 1,854
Barrick Gold Corp. 61,777 1,194
Canadian Natural Resources, Ltd. 18,746 637
Cenovus Energy, Inc. 72,967 1,173
Enbridge, Inc. 92,099 3,720
Enerflex, Ltd. 56,123 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Franco-Nevada Corp. Class T 11,037 1,465
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,393
Ivanhoe Mines, Ltd. Class A(Æ) 747,518 9,884
Largo, Inc.(Æ) 224,433 553
Logan Energy Corp.(Æ) 25,659 14
NexGen Energy, Ltd.(Æ) 448,586 3,299
Nutrien, Ltd. 75,258 3,588
Pembina Pipeline Corp. 61,349 2,567
South Bow Corp. Class W 9,265 231
TC Energy Corp. 46,325 2,155
Teck Resources, Ltd. Class B 58,951 2,742
West Fraser Timber Co., Ltd. 8,004 723
Westshore Terminals Investment Corp. 24,184 400
Whitecap Resources, Inc. 53,724 401
41,609
Chile - 0.4%
Antofagasta PLC 29,173 658
Sociedad Quimica y Minera de Chile
SA - ADR 105,175 4,038
4,696
China - 1.2%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 6,708,798 2,436
CGN Power Co., Ltd. Class H(Þ) 1,301,000 468
China Merchants Port Holdings Co.,
Ltd. 584,264 962
China Resources Gas Group, Ltd. 62,700 241
ENN Energy Holdings, Ltd. 226,841 1,603
Guangdong Investment, Ltd. 706,000 449
Henan Shenhuo Coal & Power Co., Ltd.
Class A 319,000 802
Jiangsu Expressway Co., Ltd. Class H 927,153 933
Kunlun Energy Co., Ltd. 220,000 209
Shenzhen International Holdings, Ltd. 582,000 494
Western Mining Co., Ltd. Class A 698,601 1,737
Wilmar International, Ltd. 575,200 1,391
Yuexiu Transport Infrastructure, Ltd. 1,022,000 502
12,227
Denmark - 0.0%
Vestas Wind Systems A/S(Æ) 21,161 398
Finland - 0.6%
Kemira OYJ 20,297 431
Neste OYJ 158,103 2,535
Stora Enso OYJ Class R 55,650 621
UPM-Kymmene OYJ 87,432 2,563
6,150
France - 2.2%
Aeroports de Paris SA 24,031 2,857
Eiffage SA 7,174 667
Engie SA 48,151 807
Eramet SA 2,144 127
Gaztransport Et Technigaz SA 130 19

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Getlink SE 514,958 8,744
Rubis SCA 14,047 345
Technip Energies NV 20,026 498
TotalEnergies SE 50,285 3,145
Veolia Environnement SA 80,354 2,545
Vinci SA 27,653 3,091
22,845
Germany - 0.2%
E.ON SE 83,362 1,126
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,820 639
K+S AG 26,874 326
2,091
Ghana - 0.9%
Kosmos Energy, Ltd.(Æ) 2,435,309 9,157
Hong Kong - 0.0%
Hutchison Port Holdings Trust Class U 1,796,100 282
United Energy Group, Ltd. 3,988,000 166
448
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 160,679 1,116
India - 0.1%
Reliance Industries, Ltd. - GDR(Þ) 16,753 1,049
Isle of Man - 0.0%
Lifezone Metals, Ltd.(Æ) 29,964 192
Israel - 0.1%
Equital, Ltd.(Æ) 7,002 254
ICL Group, Ltd. 80,378 331
Israel Corp., Ltd. 2,643 580
Naphtha Israel Petroleum Corp., Ltd.
(Æ) 56,274 332
1,497
Italy - 0.7%
Enav SpA(Þ) 89,897 382
Enel SpA 220,044 1,669
Eni SpA 208,332 3,173
Hera SpA 371,435 1,426
Infrastrutture Wireless Italiane SpA(Þ) 65,928 743
7,393
Japan - 0.9%
Ebara Corp. 78,500 1,176
Hitachi Zosen Corp. 2,500 17
Inpex Corp. 35,000 459
Japan Airport Terminal Co., Ltd. 107,100 3,916
Japan Petroleum Exploration Co., Ltd. 47,000 354
JFE Holdings, Inc. 5,600 68
Kubota Corp. 15,000 191
Mitsubishi Materials Corp. 8,100 133
Nippon Steel Corp. 30,000 598
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nittetsu Mining Co., Ltd. 9,000 256
Sumitomo Metal Mining Co., Ltd. 7,700 214
West Japan Railway Co. 102,000 1,801
9,183
Luxembourg - 0.1%
ArcelorMittal SA 46,814 1,160
Mexico - 2.8%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 839
Grupo Aeroportuario del Pacifico SAB
de CV Class B 448,471 7,776
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,820 2,058
Grupo Aeroportuario del Sureste SAB
de CV Class B 264,044 7,062
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 1,808
Grupo Mexico SAB de CV 676,620 3,540
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,208
Southern Copper Corp. 1,715 188
Vista Energy SAB de CV - ADR(Æ) 89,895 4,482
28,961
Netherlands - 0.0%
OCI NV 3,438 42
New Zealand - 0.3%
Auckland International Airport, Ltd. 748,442 3,267
Norway - 0.4%
Aker BP ASA 11,335 241
Austevoll Seafood ASA 104,639 908
Borregaard ASA - ADR 22,679 400
DNO ASA 659,139 643
Equinor ASA Class N 95,901 2,298
4,490
Poland - 0.0%
ORLEN SA 21,816 284
Portugal - 0.7%
Galp Energia SGPS SA Class B 416,683 7,105
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Æ)(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC(Æ)(Š) 1,789,700 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —
PhosAgro PJSC - GDR(Æ)(Š) 231 —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Polyus PJSC(Æ)(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd. 191,400 567
South Africa - 0.5%
African Rainbow Minerals, Ltd. 2,616 26
Anglo American PLC 56,123 1,756
Gold Fields, Ltd. - ADR 38,878 641
Impala Platinum Holdings, Ltd.(Æ) 228,140 1,504
Sibanye Stillwater, Ltd.(Æ) 1,044,425 1,207
Thungela Resources, Ltd. 7,364 53
5,187
South Korea - 0.1%
POSCO Holdings, Inc. 4,100 985
Spain - 2.3%
Aena SME SA(Þ) 51,996 11,486
Iberdrola SA 643,817 9,548
Repsol SA 159,579 1,989
Solaria Energia y Medio Ambiente
SA(Æ) 125,990 1,314
24,337
Sweden - 0.5%
Boliden AB 112,896 3,527
Svenska Cellulosa AB SCA Class B 108,590 1,436
4,963
Switzerland - 0.8%
Flughafen Zurich AG 29,633 6,995
SIG Group AG 69,961 1,511
8,506
Thailand - 0.0%
PTT Exploration & Production PCL 98,800 370
United Kingdom - 1.7%
DS Smith PLC 191,657 1,353
EnQuest PLC(Æ) 1,644,647 262
Harbour Energy PLC 367,883 1,312
National Grid PLC 717,320 9,015
Scottish & Southern Energy PLC 151,823 3,444
Severn Trent PLC Class H 87,303 2,891
18,277
United States - 64.9%
Advanced Drainage Systems, Inc. 1,423 213
AES Corp. (The) 123,561 2,038
AGCO Corp. 20,011 1,998
Agree Realty Corp.(ö) 142,231 10,561
Air Products & Chemicals, Inc. 856 266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Albemarle Corp. 22,629 2,144
Alexander & Baldwin, Inc.(ö) 16,217 302
Alexandria Real Estate Equities, Inc.(ö) 16,954 1,891
Alliant Energy Corp. 46,688 2,801
Amcor PLC 62,962 701
Ameresco, Inc. Class A(Æ) 123,381 3,796
American Electric Power Co., Inc. 56,158 5,546
American Healthcare REIT, Inc.(ö) 185,860 4,944
American Homes 4 Rent Class A(ö) 198,663 7,001
American Tower Corp.(ö) 13,246 2,829
American Water Works Co., Inc. 9,092 1,256
Americold Realty Trust, Inc.(ö) 167,551 4,303
Apartment Investment and Management
Co. Class A(Æ)(ö) 23,019 194
Apple Hospitality REIT, Inc.(ö) 31,583 466
Archer-Daniels-Midland Co. 26,807 1,480
Armada Hoffler Properties, Inc.(ö) 17,909 194
Array Technologies, Inc.(Æ) 253,522 1,655
Atmos Energy Corp. 4,584 636
AvalonBay Communities, Inc.(ö) 105,177 23,308
Avery Dennison Corp. 2,165 448
BP PLC 1,730,425 8,410
Brandywine Realty Trust(ö) 42,652 216
Brixmor Property Group, Inc.(ö) 259,881 7,004
Broadstone Net Lease, Inc.(ö) 29,215 514
Bunge, Ltd. 6,576 552
BXP, Inc.(ö) 16,351 1,317
California Resources Corp. 83,078 4,318
Camden Property Trust(ö) 8,406 973
CareTrust REIT, Inc.(ö) 170,894 5,583
CenterPoint Energy, Inc. 60,047 1,773
Centerspace(ö) 1,392 97
CF Industries Holdings, Inc. 8,863 729
Chatham Lodging Trust(ö) 24,673 195
Cheniere Energy, Inc. 67,751 12,966
Chesapeake Energy Corp. 3,495 296
Chevron Corp. 13,269 1,975
Civitas Resources, Inc. 12,673 618
Clean Energy Fuels Corp.(Æ) 260,570 737
CNX Resources Corp.(Æ) 22,415 763
ConocoPhillips 61,070 6,690
Consolidated Edison, Inc. 4,473 455
Constellation Energy Generation LLC 8,972 2,359
COPT Defense Properties(ö) 16,229 523
Corteva, Inc. 73,835 4,498
Coterra Energy, Inc. 21,179 507
Cousins Properties, Inc.(ö) 28,371 869
Crescent Energy Co. Class A 8,519 106
Crown Castle, Inc.(ö) 8,893 956
CSX Corp. 4,801 162
CubeSmart(ö) 301,044 14,402
Curbline Properties Corp.(Æ)(ö) 12,528 283
Darling Ingredients, Inc.(Æ) 202,137 7,906
Deere & Co. 1,513 612
DiamondRock Hospitality Co.(ö) 27,431 235
Digital Realty Trust, Inc.(ö) 102,855 18,332
Diversified Healthcare Trust(ö) 57,035 204

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dominion Energy, Inc. 98,185 5,845
DT Midstream, Inc. 75,803 6,834
Duke Energy Corp. 88,529 10,205
Easterly Government Properties, Inc.(ö) 17,847 242
EastGroup Properties, Inc.(ö) 45,207 7,743
Edison International 10,026 826
Elme Communities(ö) 14,560 246
Empire State Realty Trust, Inc. Class
A(ö) 40,565 430
Enphase Energy, Inc.(Æ) 14,109 1,172
Entergy Corp. 2,690 416
Enterprise Products Partners, LP 28,820 826
EOG Resources, Inc. 8,795 1,073
EPR Properties(ö) 6,635 301
Equinix, Inc.(ö) 37,751 34,281
Equity LifeStyle Properties, Inc. Class
A(ö) 94,849 6,651
Equity Residential(ö) 41,190 2,899
Essential Properties Realty Trust, Inc.
(ö) 327,521 10,379
Essex Property Trust, Inc.(ö) 53,114 15,077
Evergy, Inc. 35,614 2,152
Eversource Energy 53,946 3,552
Exelon Corp. 116,491 4,578
Extra Space Storage, Inc.(ö) 35,299 5,764
Exxon Mobil Corp. 41,602 4,858
Farmland Partners, Inc.(ö) 34,149 400
Federal Realty Investment Trust(ö) 75,857 8,408
First Industrial Realty Trust, Inc.(ö) 95,921 5,035
First Solar, Inc.(Æ) 10,290 2,001
FirstEnergy Corp. 33,758 1,412
FMC Corp. 1,030 67
Four Corners Property Trust, Inc.(ö) 11,225 309
Franklin Street Properties Corp.(ö) 67,977 120
Freeport-McMoRan, Inc. 113,340 5,102
Gaming and Leisure Properties, Inc.(ö) 44,116 2,214
Getty Realty Corp.(ö) 3,271 103
GFL Environmental, Inc. 60,819 2,542
Gladstone Commercial Corp.(ö) 14,007 221
Global Medical REIT, Inc.(ö) 21,287 193
Global Net Lease, Inc.(ö) 25,567 199
GrafTech International, Ltd.(Æ) 434,958 739
Green Plains, Inc.(Æ) 203,602 2,490
Gulfport Energy Corp.(Æ) 6,140 850
Halliburton Co. 31,579 876
Healthcare Realty Trust, Inc.(ö) 48,836 839
Healthpeak Properties, Inc.(ö) 126,677 2,844
Hess Corp. 10,695 1,438
Highwoods Properties, Inc.(ö) 8,520 286
Host Hotels & Resorts, Inc.(ö) 56,029 966
Hudson Pacific Properties, Inc.(ö) 22,222 96
Hyatt Hotels Corp. Class A 8,899 1,294
Independence Realty Trust, Inc.(ö) 100,378 1,969
Innovative Industrial Properties, Inc.(ö) 1,703 220
International Paper Co. 8,706 483
Invitation Homes, Inc.(ö) 70,985 2,230
Iron Mountain, Inc.(ö) 183,637 22,721
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JBG Smith Properties(ö) 14,099 240
Kilroy Realty Corp.(ö) 19,531 785
Kimco Realty Corp.(ö) 175,150 4,155
Kinder Morgan, Inc. 229,749 5,631
Kite Realty Group Trust(ö) 99,755 2,561
Lamar Advertising Co. Class A(ö) 9,379 1,238
Liberty Energy, Inc. Class A 27,531 470
Lineage, Inc.(ö) 4,751 352
LXP Industrial Trust(ö) 26,624 251
Macerich Co. (The)(ö) 63,874 1,194
Magnolia Oil & Gas Corp. Class A 69,013 1,745
Marathon Oil Corp. 19,162 531
Medical Properties Trust, Inc.(ö) 72,623 336
Mid-America Apartment Communities,
Inc.(ö) 19,653 2,974
Mosaic Co. (The) 58,507 1,566
National Health Investors, Inc.(ö) 5,771 442
National Storage Affiliates Trust(ö) 11,415 481
NET Lease Office Properties(ö) 1,247 37
NETSTREIT Corp.(ö) 146,570 2,272
Newmont Corp. 33,627 1,528
NexPoint Residential Trust, Inc.(ö) 13,099 546
NextEra Energy, Inc. 220,414 17,468
NEXTracker, Inc. Class A(Æ) 19,950 794
NiSource, Inc. 21,022 739
NNN REIT, Inc.(ö) 2,618 114
Noble Corp. PLC 14,841 476
Norfolk Southern Corp. 4,187 1,049
Nucor Corp. 9,446 1,340
Omega Healthcare Investors, Inc.(ö) 40,950 1,739
ONEOK, Inc. 13,498 1,308
Orion Office REIT, Inc.(ö) 27,495 103
Ormat Technologies, Inc. 673 53
Outfront Media, Inc.(ö) 15,866 282
Ovintiv, Inc. 9,708 380
Packaging Corp. of America 1,803 413
Park Hotels & Resorts, Inc.(ö) 39,046 542
Patterson-UTI Energy, Inc. 36,518 280
Peakstone Realty Trust(ö) 16,399 215
Permian Resources Corp. 20,008 273
PG&E Corp. 21,608 437
Phillips 66 640 78
Phillips Edison & Co., Inc.(ö) 16,044 607
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,626 16
Pinnacle West Capital Corp. 5,317 467
PNM Resources, Inc. 602 26
Postal Realty Trust, Inc. Class A(ö) 13,694 199
PotlatchDeltic Corp.(ö) 11,468 477
Prologis, Inc.(ö) 290,196 32,775
ProPetro Holding Corp.(Æ) 49,442 342
Public Service Enterprise Group, Inc. 11,268 1,007
Public Storage(ö) 50,297 16,551
Rayonier, Inc.(ö) 12,312 384
Realty Income Corp.(ö) 249,907 14,837
Regal Rexnord Corp. 3,044 507
Regency Centers Corp.(ö) 27,687 1,978

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reliance Steel & Aluminum Co. 1,656 474
Republic Services, Inc. Class A 15,292 3,028
Retail Opportunity Investments Corp.
(ö) 21,234 329
REX American Resources Corp.(Æ) 8,144 364
Rexford Industrial Realty, Inc.(ö) 37,221 1,596
Ryman Hospitality Properties, Inc.(ö) 45,584 4,880
Sabra Health Care REIT, Inc.(ö) 34,397 667
Safehold, Inc.(ö) 9,865 210
SBA Communications Corp.(ö) 7,289 1,673
Select Water Solutions, Inc. Class A 21,426 227
Sempra Energy 23,080 1,924
Service Properties Trust(ö) 50,327 161
Shell PLC 363,094 12,078
Simon Property Group, Inc.(ö) 127,948 21,639
SITE Centers Corp.(ö) 6,264 100
SL Green Realty Corp.(ö) 153,215 11,585
Smurfit WestRock PLC 34,361 1,774
SolarEdge Technologies, Inc.(Æ) 131,695 2,247
Southern Co. (The) 118,011 10,743
STAG Industrial, Inc.(ö) 137,548 5,128
Steel Dynamics, Inc. 5,035 657
Sun Communities, Inc.(ö) 24,060 3,192
Sunrun, Inc.(Æ) 367,441 5,310
Talos Energy, Inc.(Æ) 21,989 225
Tanger, Inc.(ö) 13,216 439
Targa Resources Corp. 68,802 11,487
Tenaris SA 63,568 1,047
Terreno Realty Corp.(ö) 8,607 516
UDR, Inc.(ö) 28,253 1,192
UGI Corp. 57,054 1,364
Union Pacific Corp. 5,471 1,270
Universal Health Realty Income
Trust(ö) 4,745 188
Valero Energy Corp. 1,515 197
Valmont Industries, Inc. 1,101 343
Ventas, Inc.(ö) 164,143 10,750
Veris Residential, Inc.(ö) 26,987 444
VICI Properties, Inc.(ö) 185,476 5,891
Vital Energy, Inc.(Æ) 7,169 195
Vornado Realty Trust(ö) 43,137 1,786
Welltower, Inc.(ö) 233,797 31,535
Weyerhaeuser Co.(ö) 30,631 955
Whitestone REIT Class B(ö) 29,192 402
Williams Cos., Inc. (The) 46,843 2,453
WP Carey, Inc.(ö) 23,533 1,311
Xcel Energy, Inc. 65,802 4,396
Zurn Elkay Water Solutions Corp. 13,656 493
680,579
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 167,250 2,161
Total Common Stocks
(cost $737,643) 983,936
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 1.2%
Brazil - 1.2%
Bradespar SA
21.953% (Ÿ) 1,833,577 6,229
Petroleo Brasileiro SA
13.109% (Ÿ) 963,873 5,988
12,217
Russia - 0.0%
Surgutneftegas PJSC
0.000% (Æ)(Š) 1,385,000 —
Tatneft PJSC
0.000% (Æ)(Š) 281,695 —
—
Total Preferred Stocks
(cost $14,557) 12,217
Short-Term Investments - 4.2%
United States - 4.2%
U.S. Cash Management Fund(@) 44,614,160 (∞) 44,610
Total Short-Term Investments
(cost $44,608) 44,610
Total Investments - 99.2%
(identified cost $796,808) 1,040,763
Other Assets and Liabilities,
Net - 0.8%
8,198
Net Assets - 100.0%
1,048,961

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
Aena SME SA 04/22/20 EUR 51,996 125.26 6,513
11,486
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
468
Enav SpA 09/28/22 EUR 89,897 3.54 318
382
Infrastrutture Wireless Italiane SpA 11/14/22 EUR 65,928 10.13 667
743
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 02/24/21 16,753 49.58 831 1,049
14,128
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 109 USD 31,275 12/24 89
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 89
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 8,972 $ — $ —
$ —
$ 8,972 0.9
Australia — 45,215 —
—
45,215 4.3
Austria — 1,914 —
—
1,914 0.2
Brazil 15,677 866 —
—
16,543 1.6
Canada 41,609 — —
—
41,609 4.0
Chile 4,038 658 —
—
4,696 0.4
China — 12,227 —
—
12,227 1.2
Denmark — 398 —
—
398 —
*
Finland — 6,150 —
—
6,150 0.6
France — 22,845 —
—
22,845 2.2
Germany — 2,091 —
—
2,091 0.2
Ghana 9,157 — —
—
9,157 0.9
Hong Kong — 448 —
—
448 —
*
Hungary — 1,116 —
—
1,116 0.1
India — 1,049 —
—
1,049 0.1
Isle of Man 192 — —
—
192 —
*
Israel — 1,497 —
—
1,497 0.1
Italy — 7,393 —
—
7,393 0.7

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 249
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Japan — 9,183 —
—
9,183 0.9
Luxembourg — 1,160 —
—
1,160 0.1
Mexico 28,961 — —
—
28,961 2.8
Netherlands — 42 —
—
42 —
*
New Zealand — 3,267 —
—
3,267 0.3
Norway — 4,490 —
—
4,490 0.4
Poland — 284 —
—
284 —
*
Portugal — 7,105 —
—
7,105 0.7
Russia — — —
—
— —
Singapore — 567 —
—
567 0.1
South Africa 641 4,546 —
—
5,187 0.5
South Korea — 985 —
—
985 0.1
Spain — 24,337 —
—
24,337 2.3
Sweden — 4,963 —
—
4,963 0.5
Switzerland — 8,506 —
—
8,506 0.8
Thailand — 370 —
—
370 —
*
United Kingdom — 18,277 —
—
18,277 1.7
United States 656,795 23,784 —
—
680,579 64.9
Zambia 2,161 — —
—
2,161 0.2
Preferred Stocks 12,217 — — — 12,217 1.2
Short-Term Investments — — — 44,610 44,610 4.2
Total Investments 780,420 215,733 — 44,610 1,040,763 99.2
Other Assets and Liabilities, Net
0.8
100.0
Other Financial Instruments
Assets
Futures Contracts 89 — — — 89 —
*
Total Other Financial Instruments
**
$ 89 $ — $ — $ — $ 89
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed Real Assets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
1,861
Consumer Staples ...............................................................................
5,469
Energy ................................................................................................
120,572
Financial Services ..............................................................................
436,333
Materials and Processing ...................................................................
131,277
Producer Durables ..............................................................................
98,953
Technology .........................................................................................
4,498
Utilities ...............................................................................................
184,973
Preferred Stocks
Energy ................................................................................................
5,988
Financial Services ..............................................................................
6,229
Short-Term Investments .............................................................
44,610
Total Investments ............................................................................... 1,040,763

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 251
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 89
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,195 $ —
Foreign currency exchange contracts — 16
Total
$ 4,195 $ 16
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,155 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 796,808
Investments, at fair value(>) ........................................................................................................................................................
1,040,763
Foreign currency holdings(^) ....................................................................................................................................................... 5,561
Receivables:
Dividends and interest ...................................................................................................................................................... 1,260
Dividends from affiliated funds ....................................................................................................................................... 321
Fund shares sold ............................................................................................................................................................... 1,573
From broker(a) ................................................................................................................................................................. 883
Variation margin on futures contracts .............................................................................................................................. 89
Total assets ...............................................................................................................................................................
1,050,450
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 434
Accrued fees to affiliates .................................................................................................................................................. 881
Other accrued expenses .................................................................................................................................................... 174
Total liabilities ...........................................................................................................................................................
1,489
Net Assets ...............................................................................................................................................................
$ 1,048,961

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 253
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 165,797
Shares of beneficial interest .........................................................................................................................................................
814
Additional paid-in capital ............................................................................................................................................................
882,350
Net Assets ...............................................................................................................................................................
$ 1,048,961
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 12.83
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 13.61
Class A — Net assets ........................................................................................................................................................... $ 10,859,388
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 846,474
Net asset value per share: Class C (#) .......................................................................................................................................... $ 12.64
Class C — Net assets ........................................................................................................................................................... $ 1,187,605
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 93,926
Net asset value per share: Class M (#) ......................................................................................................................................... $ 12.89
Class M — Net assets .......................................................................................................................................................... $ 345,440,293
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 26,795,623
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.88
Class S — Net assets ............................................................................................................................................................ $ 691,474,106
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 53,687,037
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,720
(>)     Investments in affiliates, U.S. Cash Management Fund $ 44,610
(a)   Receivable from Broker for Futures $ 883
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 31,375
Dividends from affiliated funds ....................................................................................................................................... 1,824
Interest .............................................................................................................................................................................. 63
Securities lending income (net) ....................................................................................................................................... 5
Total investment income ..............................................................................................................................................................
33,267
Expenses
Advisory fees ................................................................................................................................................................... 8,052
Administrative fees .......................................................................................................................................................... 456
Custodian fees .................................................................................................................................................................. 186
Distribution fees - Class A ............................................................................................................................................... 21
Distribution fees - Class C ............................................................................................................................................... 8
Transfer agent fees - Class A ........................................................................................................................................... 17
Transfer agent fees - Class C ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 610
Transfer agent fees - Class S ............................................................................................................................................ 1,266
Professional fees .............................................................................................................................................................. 112
Registration fees ............................................................................................................................................................... 99
Shareholder servicing fees - Class C ............................................................................................................................... 3
Trustees’ fees .................................................................................................................................................................... 44
Printing fees ..................................................................................................................................................................... 98
Miscellaneous .................................................................................................................................................................. 11 4
Expenses before reductions .............................................................................................................................................. 11,088
Expense reductions .......................................................................................................................................................... (1,159)
Net expenses ................................................................................................................................................................................
9,929
Net investment income (loss) .......................................................................................................................................................
23,338
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (35,24 2 )
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 4,195
Foreign currency exchange contracts ............................................................................................................................... 16
Foreign currency-related transactions .............................................................................................................................. 3
Net realized gain (loss) ................................................................................................................................................................
(31,02 6 )
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 183,87 5
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,155
Foreign currency-related transactions .............................................................................................................................. (76)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 184,95 6
Net realized and unrealized gain (loss) ........................................................................................................................................ 153,930
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 177,268

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 255
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 23,338 $ 24,553
Net realized gain (loss) ....................................................................................................................... (31,02 6 ) (24,579)
Net change in unrealized appreciation (depreciation) ........................................................................ 184,95 6 (26,661)
Net increase (decrease) in net assets from operations .............................................................................. 177,268 (26,687)
Distributions
To shareholders
Class A .......................................................................................................................................... (152) (192)
Class C .......................................................................................................................................... (14) (23)
Class M ......................................................................................................................................... (6,554) (9,221)
Class S .......................................................................................................................................... (13,286) (17,846)
Net decrease in net assets from distributions ............................................................................................ (20,006) (27,282)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 114,804 27,533
Total Net Increase (Decrease) in Net Assets ........................................................................
272,066 (26,436)
Net Assets
Beginning of period .................................................................................................................................. 776,895 803,331
End of period .............................................................................................................................................
$ 1,048,961 $ 776,895

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 331 $ 3,986 119 $ 1,400
Proceeds from reinvestment of distributions 13 152 17 192
Payments for shares redeemed (115) (1,338) (46) (539)
Net increase (decrease)
229 2,800 90 1,053
Class C
Proceeds from shares sold 25 287 35 41 5
Proceeds from reinvestment of distributions 1 14 2 23
Payments for shares redeemed (22) (262) (20) (228)
Net increase (decrease)
4 39 1 7 2 10
Class M
Proceeds from shares sold 8,292 100,571 8,427 99,537
Proceeds from reinvestment of distributions 540 6,539 800 9,202
Payments for shares redeemed (5,579) (67,105) (7,798) (91,409)
Net increase (decrease)
3,253 40,005 1,429 17,330
Class S
Proceeds from shares sold 14,377 171,972 12,803 150,846
Proceeds from reinvestment of distributions 1,092 13,231 1,545 17,771
Payments for shares redeemed (9,378) (113,243) (13,584) (159,677)
Net increase (decrease)
6,091 71,960 764 8,940
Total increase (decrease)
9,577 $ 114,804 2,30 0 $ 27,53 3

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2024 10.77 .26 2.04 2.30 (.24) (.24)
October 31, 2023 11.51 .31 (.69) (.38) (.36) (.36)
October 31, 2022 13.28 .31 (1.85) (1.54) (.23) (.23)
October 31, 2021 9.11 .17 4.18 4.35 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
Class C
October 31, 2024 10. 62 .17 2.0 0 2. 17 (.15) (.15)
October 31, 2023 11.39 .22 (.69) (.47) (.30) (.30)
October 31, 2022 13.15 .22 (1.83) (1.61) (.15) (.15)
October 31, 2021 9.04 .08 4.16 4.24 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
Class M
October 31, 2024 10.82 .31 2.04 2.35 (.28) (.28)
October 31, 2023 11.56 .35 (.69) (.34) (.40) (.40)
October 31, 2022 13.33 .36 (1.85) (1.49) (.28) (.28)
October 31, 2021 9.13 .22 4.20 4.42 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
Class S
October 31, 2024 10. 81 .30 2.0 4 2.3 4 (.27) (.27)
October 31, 2023 11.55 .34 (.70) (.36) (.38) (.38)
October 31, 2022 13.32 .35 (1.86) (1.51) (.26) (.26)
October 31, 2021 9.13 .20 4.19 4.39 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 259
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
12.83 21.49 10,859 1.42 1.33 2.15 42
10.77 (3.51) 6,654 1.42 1.33 2.62 50
11.51 (11.76) 6,073 1.42 1.33 2.47 43
13.28 48.29 5,370 1.42 1.33 1.44 40
9.11 (11.65) 2,642 1.47 1.33 1.43 81
12.64 20.56 1,188 2.17 2.08 1.46 42
10.62 (4.30) 960 2.17 2.08 1.90 50
11.39 (12.40) 828 2.17 2.08 1.74 43
13.15 47.21 531 2.17 2.08 .65 40
9.04 (12.35) 392 2.22 2.08 .66 81
12.89 21.85 345,440 1.17 .98 2.52 42
10.82 (3.17) 254,716 1.17 .98 2.97 50
11.56 (11.42) 255,604 1.17 .98 2.84 43
13.33 48.95 255,918 1.17 .98 1.79 40
9.13 (11.39) 95,547 1.22 .98 1.80 81
12.88 21.77 691,474 1.17 1.08 2.44 42
10.81 (3.28) 514,565 1.17 1.08 2.87 50
11.55 (11.51) 540,826 1.17 1.08 2.74 43
13.32 48.63 532,442 1.17 1.08 1.66 40
9.13 (11.44) 353,896 1.22 1.08 1.70 81

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 683,258
Administrative fees 42,967
Distribution fees 3,099
Shareholder servicing fees 255
Transfer agent fees 150,174
Trustee fees 971
$ 880,724
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,394 $ 183,462 $ 168,250 $ 2 $ 2 $ 44,610 $ 1,824 $ —
U.S. Cash Collateral Fund — 14,342 14,342 — — — 44 —
$ 29,394 $ 197,804 $ 182,592 $ 2 $ 2 $ 44,610 $ 1,868 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 798,838,085 $ 272,428,642 $ (30,503,869) $ 241,924,773 $ 18,564,891 $ (94,389,976)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 20,005,692 $ — $ — $ 27,282,497 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 83.3%
Asset-Backed Securities - 3.5%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 657 499
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 585 534
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 51
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 68 57
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 207 160
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 380 364
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 190 186
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 846
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 511
Driven Brands, Inc.
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 260 231
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 84 76
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,078 849
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 793 726
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 577 491
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 331 310
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 428 394
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 150 139
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 57 50
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 193 165
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 219 180
Series 2021-1A Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.050% due 12/20/46 (Þ) 561 449
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 342 253
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 127 119
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 347
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 963 942
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 374
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 291 284
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 546
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 856
SoFi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 795
Series 2018-D Class R1
0.000% due 02/25/48 (Æ)(Š)(Þ) 43 264
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 501
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 527 506
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 582 473
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 309 250
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 719 558
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 362 339
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 466 445
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 726 658
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 449 456
16,234
Corporate Bonds and Notes - 28.8%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 129 115
AdaptHealth LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
262 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 08/01/29 (Þ) 223 203
5.125% due 03/01/30 (Þ) 692 635
Adient Global Holdings, Ltd.
4.875% due 08/15/26 (Þ) 474 467
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 443 390
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 180
Aircastle, Ltd.
4.250% due 06/15/26 101 100
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 142 139
3.500% due 03/15/29 (Þ) 171 158
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 10/15/27 (Þ) 246 245
Alpha Generation LLC
6.750% due 10/15/32 (Þ) 609 618
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 558 496
Altria Group, Inc.
6.200% due 11/01/28 49 51
5.800% due 02/14/39 69 70
AMC Networks, Inc.
10.250% due 01/15/29 (Þ) 124 128
Ameren Corp.
1.750% due 03/15/28 134 121
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 361 360
5.750% due 04/20/29 (Þ) 299 296
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 79 79
Amsted Industries, Inc.
5.625% due 07/01/27 (Þ) 219 218
Apache Corp.
5.100% due 09/01/40 140 121
4.750% due 04/15/43 118 95
5.350% due 07/01/49 210 173
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 216 188
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 242 238
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 208 191
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144A
5.250% due 08/15/27 (Þ) 187 112
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 746 813
Arsenal AIC Parent LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 10/01/30 (Þ) 168 177
AT&T, Inc.
3.500% due 06/01/41 92 72
Avantor, Inc.
4.625% due 07/15/28 (Þ) 249 241
Avnet, Inc.
3.000% due 05/15/31 500 429
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 180 176
Ball Corp.
2.875% due 08/15/30 250 217
Bath & Body Works, Inc.
6.950% due 03/01/33 140 139
6.750% due 07/01/36 152 152
Series WI
6.875% due 11/01/35 732 743
Bausch Health Cos., Inc.
5.500% due 11/01/25 (Þ) 417 409
9.000% due 12/15/25 (Þ) 150 147
11.000% due 09/30/28 (Þ) 453 417
5.250% due 01/30/30 (Þ) 340 199
14.000% due 10/15/30 (Þ) 102 92
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 145 145
BlackRock TCP Capital Corp.
2.850% due 02/09/26 129 124
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 200 187
Block Financial LLC
2.500% due 07/15/28 111 101
Boeing Co. (The)
6.528% due 05/01/34 (Þ) 399 421
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,028 985
Boston Gas Co.
3.150% due 08/01/27 (Þ) 83 79
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 242 237
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 166 176
Brandywine Operating Partnership, LP
3.950% due 11/15/27 416 389
8.300% due 03/15/28 261 273
4.550% due 10/01/29 224 206
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 153 150
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 53 48
Buckeye Partners, LP
3.950% due 12/01/26 367 353
4.125% due 12/01/27 917 877
5.850% due 11/15/43 131 113

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 255 244
Cabot Corp.
3.400% due 09/15/26 88 86
Carnival Corp.
5.750% due 03/01/27 (Þ) 674 676
6.000% due 05/01/29 (Þ) 861 862
7.000% due 08/15/29 (Þ) 59 62
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 698
Carvana Co.
14.000% due 06/01/31 (Þ) 819 979
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 517 506
6.375% due 09/01/29 (Þ) 68 67
4.750% due 03/01/30 (Þ) 758 690
4.250% due 01/15/34 (Þ) 1,247 998
Series DMTN
5.000% due 02/01/28 (Þ) 29 28
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 127 121
Centene Corp.
Series WI
4.250% due 12/15/27 125 121
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 128 127
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
3.750% due 02/15/28 132 126
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 433
6.125% due 04/01/30 (Þ) 362 283
5.250% due 05/15/30 (Þ) 330 288
4.750% due 02/15/31 (Þ) 329 275
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 240 250
Citigroup, Inc.
4.075% due 04/23/29 (CME Term
SOFR 3 Month + 1.454%)(Ê) 44 43
Citizens Financial Group, Inc.
4.575% due 08/09/28 (SOFR +
2.000%)(Ê) 57 56
Clarios Global, LP / Clarios US Finance
Co.
6.750% due 05/15/28 (Þ) 271 277
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 514 524
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 510 498
9.000% due 09/30/29 (Þ) 904 904
8.250% due 06/30/32 (Þ) 176 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 23 23
8.750% due 04/15/30 (Þ) 883 897
CMG Media Corp.
8.875% due 06/18/29 88 63
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 243 217
3.625% due 10/01/31 (Þ) 120 100
Comcast Corp.
3.200% due 07/15/36 46 38
Series WI
2.887% due 11/01/51 64 41
Comerica, Inc.
3.800% due 07/22/26 53 52
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 197 190
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 524 485
6.500% due 10/01/28 (Þ) 203 193
Constellation Brands, Inc.
3.500% due 05/09/27 74 72
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 201 189
Coty, Inc.
5.000% due 04/15/26 (Þ) 176 175
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
6.625% due 07/15/30 (Þ) 173 177
Covanta Holding Corp.
5.000% due 09/01/30 215 197
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 758 721
Crane NXT Co.
4.200% due 03/15/48 171 118
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 148 145
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 640 665
CSC Holdings LLC
Series 144A
11.750% due 01/31/29 (Þ) 811 791
4.625% due 12/01/30 (Þ) 973 489
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 149 150
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 523 477
CVS Health Corp.
5.125% due 07/20/45 75 66
Darden Restaurants, Inc.
3.850% due 05/01/27 48 47
DaVita, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
264 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 06/01/30 (Þ) 281 258
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 126 122
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,140 1,098
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 264 244
5.750% due 12/01/28 (Þ) 57 50
Series WI
7.750% due 07/01/26 324 274
DISH Network Corp.
Series NCD
3.375% due 08/15/26 389 324
Diversified Healthcare Trust
4.750% due 02/15/28 457 404
DPL, Inc.
Series WI
4.350% due 04/15/29 578 542
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 778 865
Duke Energy Carolinas LLC
5.300% due 02/15/40 54 54
Duke Energy Corp.
3.300% due 06/15/41 156 117
East Ohio Gas Co. (The)
2.000% due 06/15/30 (Þ) 74 63
Edison International
5.750% due 06/15/27 115 117
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 170 179
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 52 61
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 64
Encino Acquisition Partners Holdings
LLC
8.500% due 05/01/28 (Þ) 235 236
EnLink Midstream Partners, LP
4.850% due 07/15/26 59 59
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 42 40
EPR Properties Co.
4.750% due 12/15/26 99 98
EQM Midstream Partners, LP
4.500% due 01/15/29 (Þ) 217 209
4.750% due 01/15/31 (Þ) 195 185
Series 10Y
5.500% due 07/15/28 567 565
Series 30Y
6.500% due 07/15/48 535 539
Equinix, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.550% due 03/15/28 132 119
Esab Corp.
6.250% due 04/15/29 (Þ) 379 386
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 68 71
FactSet Research Systems, Inc.
2.900% due 03/01/27 130 125
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 73 72
Ferguson PLC
4.500% due 10/24/28 (Þ) 51 50
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 (Þ) 132 120
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 59 62
FirstEnergy Corp.
Series B
3.900% due 07/15/27 156 152
Fluor Corp.
4.250% due 09/15/28 683 656
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 185 180
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 129 124
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 673 662
6.000% due 01/15/30 (Þ) 253 248
8.625% due 03/15/31 (Þ) 156 167
Series E
6.860% due 02/01/28 508 528
FS KKR Capital Corp.
3.250% due 07/15/27 59 55
Gartner, Inc.
4.500% due 07/01/28 (Þ) 190 185
General Mills, Inc.
4.200% due 04/17/28 125 123
General Motors Financial Co., Inc.
5.800% due 06/23/28 115 118
Genesis Energy, LP / Genesis Energy
Finance Corp.
8.000% due 01/15/27 367 374
7.875% due 05/15/32 188 188
Genworth Holdings, Inc.
6.500% due 06/15/34 323 321
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 188 180
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 801
Global Marine, Inc.
7.000% due 06/01/28 233 220
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,049 962

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Global Partners, LP / GLP Finance
Corp.
8.250% due 01/15/32 (Þ) 141 144
Series WI
6.875% due 01/15/29 186 186
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 56 56
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 65 63
Golub Capital BDC, Inc.
2.500% due 08/24/26 120 114
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 244 228
Gray Television, Inc.
7.000% due 05/15/27 (Þ) 44 43
5.375% due 11/15/31 (Þ) 201 120
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 492 458
Gulfport Energy Corp.
8.000% due 05/17/26 136 137
H.B. Fuller Co.
4.000% due 02/15/27 500 486
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,220
Hasbro, Inc.
3.550% due 11/19/26 122 119
Hawaiian Airlines Class A Pass Through
Certificates
Series A
3.900% due 01/15/26 336 325
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 263 215
HCA, Inc.
4.500% due 02/15/27 120 119
3.500% due 09/01/30 960 880
Herbalife, Ltd.
4.250% due 06/15/28 166 126
Hercules Capital, Inc.
3.375% due 01/20/27 132 125
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.000% due 02/01/31 (Þ) 258 244
HLF Financing SARL LLC / Herbalife
International, Inc.
12.250% due 04/15/29 (Þ) 713 717
4.875% due 06/01/29 (Þ) 959 657
Holdco LLC
6.625% due 10/15/29 (Þ) 782 798
Hologic, Inc.
4.625% due 02/01/28 (Þ) 183 179
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 252 245
Hubbell, Inc.
3.500% due 02/15/28 82 79
Hudson Pacific Properties, LP
3.950% due 11/01/27 566 508
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 02/15/28 271 240
4.650% due 04/01/29 225 180
3.250% due 01/15/30 229 167
Humana, Inc.
8.150% due 06/15/38 57 67
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 95 99
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 125 120
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
6.250% due 05/15/26 670 659
5.250% due 05/15/27 622 579
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 136 125
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 257
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 193 186
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 127 127
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 480 444
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 649 681
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 761
9.500% due 02/15/29 (Þ) 351 373
JPMorgan Chase & Co.
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 130 124
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 169
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 123 122
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 82 79
Kodiak Gas Services, Inc.
7.250% due 02/15/29 (Þ) 220 226
Kohl's Corp.
4.625% due 05/01/31 510 422
5.550% due 07/17/45 163 110
LABL, Inc.
10.500% due 07/15/27 (Þ) 197 195
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 202 185
Landsea Homes Corp.
8.875% due 04/01/29 (Þ) 1,139 1,166
Lennox International, Inc.
5.500% due 09/15/28 111 114

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
266 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Level 3 Financing, Inc.
11.000% due 11/15/29 (Þ) 1,657 1,870
10.500% due 05/15/30 (Þ) 315 345
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 56
Life Time, Inc.
5.750% due 01/15/26 (Þ) 200 200
8.000% due 04/15/26 (Þ) 456 458
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 995 1,088
11.000% due 10/15/30 (Þ) 712 794
10.000% due 06/01/32 (Þ) 333 356
Lightning Power LLC
7.250% due 08/15/32 (Þ) 495 515
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 785 764
LKQ Corp.
Series WI
5.750% due 06/15/28 115 117
Lowe's Cos., Inc.
6.875% due 02/15/28 114 121
Lumen Technologies, Inc.
10.000% due 10/15/32 (Þ) 239 238
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 253 211
6.375% due 03/15/37 257 225
5.125% due 01/15/42 229 176
4.300% due 02/15/43 383 264
Madison IAQ LLC
Series 144A
5.875% due 06/30/29 (Þ) 190 180
Magic Mergeco, Inc.
7.875% due 05/01/29 (Þ) 697 372
Main Street Capital Corp.
3.000% due 07/14/26 130 124
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 106 106
MasTec, Inc.
4.500% due 08/15/28 (Þ) 1,270 1,227
Mattel, Inc.
3.375% due 04/01/26 (Þ) 125 122
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 248 251
7.875% due 04/15/27 (Þ) 542 557
9.250% due 04/15/27 (Þ) 807 825
McDonald's Corp.
5.700% due 02/01/39 66 69
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 164 154
5.250% due 10/01/29 (Þ) 167 162
Mercury General Corp.
4.400% due 03/15/27 123 121
Meritage Homes Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 06/06/27 62 62
MGIC Investment Corp.
5.250% due 08/15/28 181 178
MGM Resorts International
4.625% due 09/01/26 193 191
5.500% due 04/15/27 150 150
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 590 557
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 230
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 164 157
3.875% due 11/15/30 (Þ) 203 184
Mondelez International, Inc.
2.625% due 09/04/50 114 70
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 59 58
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 114
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 270
Murphy Oil Corp.
4.750% due 09/15/29 189 181
5.875% due 12/01/42 370 326
Nabors Industries, Inc.
7.500% due 01/15/28 (Þ) 163 155
Necessity Retail REIT, Inc. (The) /
American Finance Operating Partner
LP
4.500% due 09/30/28 (Þ) 225 207
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 300 281
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 323 313
9.750% due 07/15/28 (Þ) 575 584
New Fortress Energy, Inc.
6.500% due 09/30/26 (Þ) 121 112
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 58 56
Newell Brands, Inc.
5.700% due 04/01/26 315 316
6.375% due 05/15/30 177 178
5.375% due 04/01/36 911 907
5.500% due 04/01/46 594 551
News Corp.
3.875% due 05/15/29 (Þ) 193 180
NGL Energy Operating LLC
8.125% due 02/15/29 (Þ) 300 302
8.375% due 02/15/32 (Þ) 530 535
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 117
Nordstrom, Inc.
5.000% due 01/15/44 808 607

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 133 123
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 134 125
Occidental Petroleum Corp.
6.450% due 09/15/36 157 162
Office Properties Income Trust
9.000% due 09/30/29 (Þ) 331 280
Olympus Water US Holding Corp.
9.750% due 11/15/28 (Þ) 287 305
7.250% due 06/15/31 (Þ) 610 626
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 108 107
Oracle Corp.
3.650% due 03/25/41 90 71
Pacific Gas and Electric Co.
3.300% due 03/15/27 33 32
Series WI
3.300% due 12/01/27 99 94
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 76 76
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 240 238
Performance Food Group, Inc.
6.125% due 09/15/32 (Þ) 148 149
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 134 119
PetSmart LLC
7.750% due 02/25/29 (Þ) 817 793
Philip Morris International, Inc.
5.250% due 09/07/28 101 103
Piedmont Operating Partnership, LP
9.250% due 07/20/28 50 55
Pike Corp.
5.500% due 09/01/28 (Þ) 991 970
PMHC II, Inc.
9.000% due 02/15/30 (Þ) 459 430
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 206
5.000% due 10/01/29 (Þ) 991 897
8.875% due 01/31/30 (Þ) 414 430
PRA Health Sciences, Inc.
2.875% due 07/15/26 (Þ) 45 43
Prestige Brands Holdings, Inc.
5.125% due 01/15/28 (Þ) 227 223
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 746
Prospect Capital Corp.
3.364% due 11/15/26 131 123
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 150
QVC, Inc.
5.950% due 03/15/43 432 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Radian Group, Inc.
4.875% due 03/15/27 124 123
Radiology Partners, Inc.
4.275% due 01/31/29 (Þ) 1,080 1,072
9.781% due 02/15/30 (Þ) 924 874
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 655
Regal Rexnord Corp.
Series WI
6.400% due 04/15/33 1,420 1,481
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 582 513
4.625% due 04/06/31 (Þ) 101 86
Series REGS
4.625% due 04/16/29 (Þ) 463 408
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 154 151
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 310 276
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 665 625
4.800% due 05/15/30 (Þ) 273 252
6.875% due 04/15/40 (Þ) 357 338
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 199 187
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 762 763
5.375% due 07/15/27 (Þ) 508 507
7.500% due 10/15/27 222 235
3.700% due 03/15/28 765 729
5.500% due 04/01/28 (Þ) 327 327
RPM International, Inc.
3.750% due 03/15/27 58 57
Sabre GLBL, Inc.
7.320% due 01/08/26 233 257
8.625% due 06/01/27 (Þ) 912 880
11.250% due 12/15/27 (Þ) 120 123
Safeway, Inc.
7.250% due 02/01/31 204 208
San Diego Gas & Electric Co.
4.950% due 08/15/28 65 66
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 119
Seagate HDD Cayman
4.875% due 06/01/27 443 437
4.091% due 06/01/29 639 603
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 497 526
Sempra Energy

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
268 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 138 131
Service Properties Trust
5.250% due 02/15/26 805 782
4.750% due 10/01/26 147 139
4.950% due 02/15/27 147 137
3.950% due 01/15/28 365 313
4.950% due 10/01/29 310 248
4.375% due 02/15/30 383 290
8.875% due 06/15/32 524 488
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 158 151
Sirius XM Radio, Inc.
3.125% due 09/01/26 (Þ) 229 220
5.500% due 07/01/29 (Þ) 83 81
3.875% due 09/01/31 (Þ) 184 158
Sitio Royalties Operating Partnership,
LP / Sitio Finance Corp.
7.875% due 11/01/28 (Þ) 217 225
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 131 125
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 125 122
Southern Co. (The)
Series 21-B
1.750% due 03/15/28 108 98
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 87 84
Spirit AeroSystems, Inc.
9.750% due 11/15/30 (Þ) 777 863
Sprint Capital Corp.
8.750% due 03/15/32 184 222
Sprint LLC
7.625% due 03/01/26 269 276
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 289
Stantec, Inc.
12.750% due 01/15/30 (Þ) 315 251
Staples, Inc.
10.750% due 09/01/29 (Þ) 210 203
Starbucks Corp.
3.750% due 12/01/47 74 56
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 222
Steelcase, Inc.
5.125% due 01/18/29 597 575
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 113 119
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 855
Tallgrass Energy Partners, LP / Tallgrass
Energy Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 02/15/29 (Þ) 277 278
Teledyne Technologies, Inc.
2.250% due 04/01/28 129 119
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 150
Tenet Healthcare Corp.
6.875% due 11/15/31 286 307
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 168 159
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 70
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 616 692
Time Warner Cable LLC
6.750% due 06/15/39 69 67
TKC Holdings, Inc.
Series 144A
6.875% due 05/15/28 (Þ) 232 228
T-Mobile USA, Inc.
Series WI
3.750% due 04/15/27 123 120
Toledo Hospital (The)
4.982% due 11/15/45 291 219
6.015% due 11/15/48 326 289
Series B
5.325% due 11/15/28 185 180
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 571 565
TransDigm, Inc.
6.750% due 08/15/28 (Þ) 243 248
6.000% due 01/15/33 (Þ) 580 575
Series WI
5.500% due 11/15/27 306 304
Transocean, Inc.
7.500% due 04/15/31 308 287
6.800% due 03/15/38 495 411
9.350% due 12/15/41 212 190
Travel + Leisure Co.
5.750% due 04/01/27 749 756
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 337 351
Twilio, Inc.
3.875% due 03/15/31 210 190
Tyson Foods, Inc.
3.550% due 06/02/27 124 120
United Airlines, Inc.
Series 144A
4.375% due 04/15/26 (Þ) 210 206
United Rentals NA, Inc.
3.875% due 11/15/27 270 260
3.875% due 02/15/31 272 247
United States Steel Corp.
6.650% due 06/01/37 151 153

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 362 311
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 147 146
8.000% due 08/15/28 (Þ) 149 151
US Foods, Inc.
4.750% due 02/15/29 (Þ) 253 244
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 241
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 218
4.125% due 08/15/31 (Þ) 567 516
3.875% due 11/01/33 (Þ) 470 408
Venture Global LNG, Inc.
Series 144A
8.125% due 06/01/28 (Þ) 447 464
VF Corp.
6.450% due 11/01/37 568 578
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 126 123
5.625% due 05/15/52 90 84
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 304 303
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 124 120
Vornado Realty, LP
3.400% due 06/01/31 429 365
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 146 134
Walgreen Co.
4.400% due 09/15/42 75 49
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 138 133
8.125% due 08/15/29 398 395
3.200% due 04/15/30 772 613
4.500% due 11/18/34 236 184
4.800% due 11/18/44 907 668
4.650% due 06/01/46 417 270
4.100% due 04/15/50 344 222
Wayfair LLC
7.250% due 10/31/29 (Þ) 313 317
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 792 819
Werner FinCo, LP / Werner FinCo, Inc.
11.500% due 06/15/28 (Þ) 211 234
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 405 375
Western Digital Corp.
4.750% due 02/15/26 253 250
Westinghouse Air Brake Technologies
Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 09/15/28 88 88
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 188 180
Wilsonart LLC
11.000% due 08/15/32 (Þ) 607 598
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 207 205
Xcel Energy, Inc.
1.750% due 03/15/27 92 86
Xerox Corp.
4.800% due 03/01/35 334 193
6.750% due 12/15/39 527 354
XPO CNW, Inc.
6.700% due 05/01/34 478 501
XPO, Inc.
6.250% due 06/01/28 (Þ) 118 120
Yum! Brands, Inc.
3.625% due 03/15/31 276 250
6.875% due 11/15/37 207 230
5.350% due 11/01/43 195 190
Zayo Group Holdings, Inc.
6.125% due 03/01/28 (Þ) 576 494
132,143
International Debt - 26.7%
1011778 BC ULC / New Red Finance,
Inc.
5.625% due 09/15/29 (Þ) 347 346
4.000% due 10/15/30 (Þ) 206 186
1375209 BC, Ltd.
9.000% due 01/30/28 (Þ) 755 753
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 279
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 94 93
Abu Dhabi Developmental Holding Co.
PJSC
5.250% due 10/02/54 (Þ) 223 210
Abu Dhabi Government International
Bond
Series REGS
3.125% due 09/30/49 (Þ) 877 611
Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/37 (Þ) 360 347
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 974 928
5.125% due 09/11/54 (Þ) 225 209
Aeropuerto Internacional De Tocumen
SA
Series REGS
4.000% due 08/11/41 (Þ) 686 534
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 82 73
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 471 435
Ahlstrom Holding 3 Oy
Series 144A

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
270 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 02/04/28 (Þ) 300 284
Albion Financing 2 Sarl
8.750% due 04/15/27 (Þ) 600 613
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 83 80
Altice France Holding SA
5.125% due 07/15/29 (Þ) 324 242
Apidos CLO XXXI
Series 2021-31A Class CR
6.818% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,142
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,606
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) EUR 300 283
Ardonagh Group Finance, Ltd.
Series 144A
8.875% due 02/15/32 (Þ) 176 180
Argentine Republic Government
International Bond
1.000% due 07/09/29 118 84
3.500% due 07/09/29 (~)(Ê) 1,324 680
0.750% due 07/09/30 (~)(Ê) 513 345
4.125% due 07/09/35 (~)(Ê) 271 150
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 107 105
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 193 181
Avation Capital SA
6.500% due 10/31/26 (Þ) — —
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 335 336
Bahrain Government International Bond
Series REGS
5.450% due 09/16/32 (Þ) 320 299
Bain Capital Credit CLO, Ltd.
Series 2024-4A Class C
6.770% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 451
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 126 122
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 92 86
Banco do Estado do Rio Grande do
Sul SA
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 493 483
Banco Inbursa SA Institucion de Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 124 121
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 704 568
Banco Santander SA
6.527% due 11/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.650%)(Ê) 118 122
Bank Gospodarstwa Krajowego
6.250% due 07/09/54 (Þ) 252 257
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 614 585
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 65 62
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 55
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 64
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 82 86
Barclays PLC
5.200% due 05/12/26 119 119
BAT Capital Corp.
2.259% due 03/25/28 119 109
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 1,002
Birch Grove CLO 9, Ltd.
Series 2024-9A Class C
6.835% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 251
BNP Paribas SA
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 120 115
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 126
Brazil Government International Bond
3.875% due 06/12/30 200 182
6.125% due 01/22/32 306 308
7.125% due 05/13/54 707 706
Brookfield Residential Properties, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 09/15/27 (Þ) 191 190
C&W Senior Financing Designated
Activity Company
6.875% due 09/15/27 (Þ) 425 421
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
6.375% due 02/15/32 (Þ) 195 194
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 70
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 67
Canpack SA / Canpack US LLC
3.125% due 11/01/25 (Þ) 300 291
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 1,001
Carnival Corp.
1.000% due 10/28/29 EUR 260 245
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 1,323 1,269
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 251
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 60 56
Series WI
3.875% due 11/02/27 58 56
Cencosud SA
4.375% due 07/17/27 (Þ) 123 120
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 345
CGI, Inc.
Series WI
1.450% due 09/14/26 131 123
Chile Government International Bond
4.850% due 01/22/29 462 463
4.950% due 01/05/36 400 391
CI Financial Corp.
3.200% due 12/17/30 89 75
CIFC Funding, Ltd.
Series 2021-4RA Class BR
7.209% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 501
CIFC LLC
Series 2021-2A Class CR
7.009% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,001
Cimpress PLC
7.375% due 09/15/32 (Þ) 319 314
Codelco Metals, Inc.
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 01/08/34 (Þ) 618 625
Colombia Government International
Bond
8.000% due 11/14/35 366 371
7.750% due 11/07/36 480 472
8.375% due 11/07/54 742 725
Comision Federal de Electricidad
6.450% due 01/24/35 (Þ) 486 469
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 366 348
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 189 186
Series 144A
5.625% due 10/15/28 (Þ) 655 533
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 (Þ) 615 387
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 380 402
Series REGS
6.550% due 04/03/34 (Þ) 400 415
Credit Agricole SA
5.301% due 07/12/28 (Þ) 121 123
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 250 284
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 134 126
Deutsche Bank AG
2.311% due 11/16/27 (SOFR +
1.219%)(Ê) 99 94
Deutsche Telekom International Finance
BV
4.375% due 06/21/28 (Þ) 124 122
Development Bank of Kazakhstan JSC
5.250% due 10/23/29 (Þ) 200 200
DNB Bank ASA
1.605% due 03/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê)(Þ) 59 54
Dominican Republic Government
International Bond
Series REGS
5.500% due 02/22/29 (Þ) 308 302
7.050% due 02/03/31 (Þ) 1,318 1,376
Dryden Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 500
Ecopetrol SA
7.750% due 02/01/32 720 703
8.875% due 01/13/33 74 76
8.375% due 01/19/36 249 243

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
272 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 09/18/43 201 174
5.875% due 11/02/51 120 81
Ecuador Government International
Bond
Series REGS
11.145% due 07/31/30 (Þ)(ž) 436 238
5.500% due 07/31/30 (~)(Ê)(Þ) 415 230
6.900% due 07/31/35 (~)(Ê)(Þ) 409 282
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 554 562
Egypt Government International Bond
Series REGS
7.300% due 09/30/33 (Þ) 987 831
8.500% due 01/31/47 (Þ) 800 634
El Salvador Government International
Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 140
9.500% due 07/15/52 (Þ) 300 285
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 114 116
Emera US Finance, LP
Series WI
3.550% due 06/15/26 83 81
Emerald Debt Merger Sub LLC
Series REGS
6.375% due 12/15/30 (Þ) EUR 400 457
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 3.656%)(Ê)
(ƒ)(Þ) 294 293
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 510
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 338 265
Enbridge, Inc.
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 111 110
Enel Finance America LLC
7.100% due 10/14/27 (Þ) 67 71
Enel Finance International NV
1.625% due 07/12/26 (Þ) 131 124
Enerflex, Ltd.
9.000% due 10/15/27 (Þ) 198 206
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 (Þ) EUR 575 590
Eskom Holdings SOC, Ltd.
Series REGS
8.450% due 08/10/28 (Þ) 616 643
Export-Import Bank of China
4.000% due 11/28/47 (Þ) 267 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 300 256
F-Brasile SpA / F-Brasile US LLC
Series XR
7.375% due 08/15/26 (Þ) 175 175
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 224 203
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 (Þ) 332 333
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 306 326
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 278 253
Fortis, Inc.
Series WI
3.055% due 10/04/26 126 122
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 228 182
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Þ) 1,000 782
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 385 340
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 956
Ghana Government International Bond
6.500% due 07/03/26 (Þ) 29 27
5.000% due 07/03/28 (~)(Æ)(Ê)(Ø)
(Þ) 530 405
5.539% due 01/03/30 (Þ)(ž) 40 30
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 187 186
Greenland Global Investment, Ltd.
7.125% due 04/22/29 (Þ) 817 124
5.875% due 07/03/30 (Þ) 489 73
Greensaif Pipelines Bidco SARL
5.853% due 02/23/36 (Þ) 274 274
Grupo Bimbo SAB de CV
4.875% due 06/27/44 (Þ) 49 44
Guatemala Government International
Bond
6.050% due 08/06/31 (Þ) 59 59
Hazine Mustesarligi Varlik Kiralama AS
8.509% due 01/14/29 (Þ) 1,008 1,089
Series REGS
8.509% due 01/14/29 (Þ) 200 216
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 200 196
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 302 291

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.125% due 05/22/28 (Þ) 675 695
5.500% due 03/26/36 (Þ) 498 480
Indonesia Government International
Bond
4.550% due 01/11/28 493 491
4.400% due 03/10/29 398 393
2.850% due 02/14/30 220 200
3.550% due 03/31/32 904 827
5.650% due 01/11/53 506 524
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 76 72
InRetail Consumer
3.250% due 03/22/28 (Þ) 97 90
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 561 521
International Airport Finance SA
Series REGS
12.000% due 03/15/33 (Þ) 16 17
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 130 126
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 224
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 350 348
JDE Peet's NV
1.375% due 01/15/27 (Þ) 78 72
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 172 175
Series REGS
7.500% due 01/13/29 (Þ) 264 269
Kazakhstan Government International
Bond
4.714% due 04/09/35 (Þ) 268 261
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 338 325
5.750% due 04/19/47 (Þ) 416 368
KBC Groep NV
5.796% due 01/19/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 116 118
KCA Deutag Pikco PLC
Series IAI
15.000% due 12/01/27 120 124
KCA Deutag UK Finance PLC
Series IAI
14.211% due 12/01/25 (SOFR +
9.000%)(Ê) 147 149
Series REGS
9.875% due 12/01/25 (Þ) 593 595
KEB Hana Bank
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.409%)(Ê)(ƒ)(Þ) 50 48
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 331 332
Kingston Airport Revenue Finance, Ltd.
6.750% due 12/15/36 (Þ) 299 305
Kinross Gold Corp.
Series WI
6.250% due 07/15/33 800 848
Kondor Finance PLC
Series REGS
7.625% due 11/08/28 (~)(Ê)(Þ) 701 591
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 381 357
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 935 79
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 115 116
Lloyds Banking Group PLC
4.650% due 03/24/26 122 121
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 77 82
Madison Park Funding XXXI, Ltd.
Series 2024-31A Class CR
6.876% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 251
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 120
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 580
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 254 253
Methanex Corp.
5.250% due 12/15/29 767 741
5.650% due 12/01/44 136 121
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 225 187
Mexico Government International Bond
4.600% due 01/23/46 538 409
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL6 Class D
7.020% due 07/16/36 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 500 478
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 125 122
Mongolia Government International
Bond

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
274 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 06/05/29 (Þ) 200 211
MTR Corp., Ltd.
1.625% due 08/19/30 (Þ) 289 247
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 435 458
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 (Þ) 297 315
Navoi Mining & Metallurgical
Combinat
6.700% due 10/17/28 (Þ) 200 201
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
6.829% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 501
Neuberger Berman Loan Advisers CLO
27, Ltd.
Series 2024-27A Class CR
4.200% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 555
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 400 385
7.375% due 09/28/33 (Þ) 802 677
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 245
Nokia OYJ
4.375% due 06/12/27 123 121
Northriver Midstream Finance LP
6.750% due 07/15/32 (Þ) 55 56
Oaktree CLO, Ltd.
Series 2024-3A Class CR
6.756% due 10/15/37 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 250 250
OCP CLO, Ltd.
Series 2024-24A Class CR
6.567% due 10/20/37 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 500 501
OCP SA
7.500% due 05/02/54 (Þ) 496 513
Series REGS
6.875% due 04/25/44 200 197
6.875% due 04/25/44 (Þ) 126 124
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.018% due 07/15/29 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,003
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 250
OI European Group BV
Series REGS
6.250% due 05/15/28 (Þ) EUR 255 286
Oil and Gas Holding Co. BSCC (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.500% due 10/25/27 (Þ) 340 350
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 (Þ) EUR 200 210
5.375% due 10/01/29 (Þ) EUR 170 175
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 617 641
7.000% due 01/25/51 (Þ) 200 213
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 277 275
Ontario Gaming GTA LP
8.000% due 08/01/30 (Þ) 938 964
Ooredoo International Finance, Ltd.
4.625% due 10/10/34 (Þ) 230 223
Ooredoo QPSC
Series REGS
4.500% due 01/31/43 (Þ) 268 247
Open Text Corp.
3.875% due 02/15/28 (Þ) 244 229
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 235 216
Optics Bidco SpA
Series 2038
7.721% due 06/04/38 (Þ) 281 299
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 443 441
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 267 241
8.875% due 04/08/51 (Þ) 200 159
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 (Þ) 765 594
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
7.147% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,264
Panama Government International Bond
2.252% due 09/29/32 447 328
4.500% due 04/16/50 1,615 1,076
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 320 323
Series REGS
5.850% due 08/21/33 (Þ) 200 202
Perrigo Finance Unlimited Co.
Series EUR
5.375% due 09/30/32 EUR 100 111
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 01/25/49 (Þ) 245 250
Peruvian Government International
Bond
2.783% due 01/23/31 422 366
5.375% due 02/08/35 235 231
5.875% due 08/08/54 356 353
Petrobras Global Finance BV
6.000% due 01/13/35 321 312
6.850% due 06/05/15 517 481
Petroleos de Venezuela SA
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 743 72
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,532 997
Petroleos Mexicanos
6.375% due 01/23/45 309 217
Series REGS
6.625% due 12/31/99 (Þ) 597 400
Series WI
5.950% due 01/28/31 497 427
6.750% due 09/21/47 2,123 1,518
7.690% due 01/23/50 469 364
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 1,672 1,419
3.404% due 04/28/61 (Þ) 684 475
Philippine Government International
Bond
5.170% due 10/13/27 1,375 1,399
1.950% due 01/06/32 517 426
Prosus NV
3.680% due 01/21/30 (Þ) 142 130
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 410
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 352 356
4.750% due 05/29/34 (Þ) 384 389
Series REGS
4.500% due 04/23/28 (Þ) 877 882
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 573 493
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 256 257
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 125 121
Republic of Angola Government
International Bond
Series REGS
8.000% due 11/26/29 (Þ) 738 675
Republic of Azerbaijan Government
International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.500% due 09/01/32 (Þ) 384 333
Republic of Guatemala Government
International Bond
Series REGS
6.600% due 06/13/36 (Þ) 506 513
Republic of Kenya Government
International Bond
Series REGS
9.750% due 02/16/31 (Þ) 200 201
Republic of Poland Government
International Bond
4.625% due 03/18/29 160 160
5.125% due 09/18/34 399 394
5.500% due 03/18/54 823 793
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 417 418
Republic of South Africa Government
International Bond
4.300% due 10/12/28 1,108 1,047
5.750% due 09/30/49 802 626
Republic of Turkey Government
International Bond
7.125% due 07/17/32 230 230
Republic of Uzbekistan Government
International Bond
6.900% due 02/28/32 (Þ) 200 198
Republic of Zambia Government
International Bond
5.750% due 06/30/31 (~)(Ê)(Þ) 118 104
0.500% due 12/31/53 (Þ) 109 59
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 729 713
Romania Government International
Bond
5.750% due 03/24/35 (Þ) 866 816
Series REGS
4.000% due 02/14/51 (Þ) 990 665
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 327 285
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 98 92
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 664 637
Series REGS
4.250% due 04/16/39 (Þ) 619 544
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 450 443
5.500% due 04/08/44 (Þ) 51 50
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,327 1,319
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
276 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 01/16/54 (Þ) 609 590
Seagate HDD Cayman
5.750% due 12/01/34 302 297
Seaspan Corp.
5.500% due 08/01/29 (Þ) 1,189 1,131
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 (Þ) 250 176
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 (Þ) 218 252
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 101 97
Societe Generale SA
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 133 126
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 384 386
Sri Lanka Government International
Bond
Series REGS
6.750% due 04/18/28 (~)(Ê)(Þ) 811 509
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 130 124
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 441
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 288 303
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 (Þ) 233 244
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 135 125
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 74 75
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 501
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 617 615
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 301
Telecom Italia Capital SA
6.375% due 11/15/33 275 279
6.000% due 09/30/34 312 303
Toronto-Dominion Bank (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 126 122
TransAlta Corp.
6.500% due 03/15/40 519 533
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 108
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 352 358
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 310 309
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 (Þ) 468 458
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 348 310
Turkiye Government International Bond
6.500% due 01/03/35 870 826
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 449 447
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 417
UBS Group AG
1.305% due 02/02/27 (SOFR +
0.980%)(Ê)(Þ) 131 125
UGI International LLC
Series REGS
2.500% due 12/01/29 (Þ) EUR 750 750
Ukraine Government International
Bond
1.750% due 08/01/25 (~)(Æ)(Ê)(Ø)
(Þ) 923 427
4.500% due 08/01/25 (~)(Æ)(Ê)(Ø)
(Þ) 121 73
37.734% due 02/01/27 (~)(Æ)(Ê)
(Ø)(Þ)(ž) 149 73
Series GDP
0.750% due 08/01/41 (~)(Ê)(Þ) 195 141
Series REGS
1.750% due 08/01/25 (~)(Æ)(Ê)(Ø)
(Þ) 92 55
37.734% due 02/01/27 (~)(Æ)(Ê)
(Ø)(Þ)(ž) 64 31
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 339 338
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 214

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Uruguay Government International
Bond
4.375% due 01/23/31 188 185
5.750% due 10/28/34 665 700
5.250% due 09/10/60 330 313
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 201 176
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 118
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 575 83
11.950% due 08/05/31 (Æ)(Ø)(Þ) 343 53
Venture 33 CLO, Ltd.
7.198% due 07/15/31 (USD 3 Month
LIBOR + 2.280%)(Ê)(Þ) 1,000 1,001
Verde CLO, Ltd.
Series 2019-1A Class CRR
6.656% due 04/15/32 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 300 300
VF Corp.
4.125% due 03/07/26 EUR 100 109
4.250% due 03/07/29 EUR 150 159
0.625% due 02/25/32 EUR 350 280
Videotron, Ltd.
Series 144A
5.125% due 04/15/27 (Þ) 104 103
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,559 1,636
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)
(Š)(Þ) 714 —
Walgreens Boots Alliance, Inc.
3.600% due 11/20/25 GBP 350 439
2.125% due 11/20/26 EUR 855 879
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 66 63
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 101 96
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) — —
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 244
8.500% due 06/27/29 (Þ) 332 337
122,579
Mortgage-Backed Securities - 15.2%
Arroyo Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(ƒ)(Þ) 73 70
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 500 340
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 116
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,535 95
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 472
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 526
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,931 104
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 704
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class B
7.660% due 08/15/41 (CME Term
SOFR 1 Month + 2.340%)(Ê)(Þ) 500 500
BX Commercial Mortgage Trust
Series 2021-21M Class E
6.759% due 10/15/36 (USD 1 Month
LIBOR + 2.171%)(Ê)(Þ) 175 173
Series 2021-VOLT Class F
7.836% due 09/15/36 (CME Term
SOFR 1 Month + 2.514%)(Ê)(Þ) 400 399
Series 2024-KING Class D
7.790% due 05/15/39 (CME Term
SOFR 1 Month + 2.490%)(Ê)(Þ) 500 500
BX Trust
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 500 496
Series 2021-LGCY Class C
6.436% due 10/15/36 (CME Term
SOFR 1 Month + 1.118%)(Ê)(Þ) 380 374
Series 2021-RISE Class D
7.186% due 11/15/36 (CME Term
SOFR 1 Month + 1.864%)(Ê)(Þ) 423 416
Series 2022-LBA6 Class E
8.033% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 494
Cali Sun
Series 2024-SUN Class A
7.211% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 300

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
278 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 585
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
9.158% due 08/29/29 (Þ)(ž) 4,500 2,951
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 7,572 405
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 70 59
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 446 390
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(ƒ)(Þ) 113 101
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 465 458
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 310 288
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 181 167
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(ƒ)(Þ) 33 31
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(ƒ)(Þ) 353 314
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 720 580
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 355 284
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class D
3.250% due 08/10/49 (~)(Ê)(ƒ)(Þ) 500 455
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 95
Series 2019-GC41 Class XA
Interest Only STRIPS
1.033% due 08/10/56 (~)(Ê) 2,081 68
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 534 429
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 461 369
Commercial Mortgage Trust
Series 2015-CR23 Class AM
3.801% due 05/10/48 640 633
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 717
Csail Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 86
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 851
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 125 120
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 398 393
Extended Stay America Trust
Series 2021-ESH Class E
2.925% due 07/15/38 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 444 445
Fannie Mae Connecticut Avenue
Securities Trust
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,224
Series 2023-R01 Class 1M2
7.678% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 640
Series 2023-R02 Class 1M2
7.660% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,162
Series 2023-R05 Class 1B1
10.098% due 06/25/43 (SOFR 30
Day Average + 4.750%)(Ê)(Þ) 500 540
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 127 117
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 422 403
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 80 73
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 579 581
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,600 1,638
Series 2022-DNA6 Class M1B
9.015% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 211
Series 2022-HQA1 Class M1B
7.810% due 03/25/42 (SOFR 30 Day
Average + 3.500%)(Ê)(Þ) 1,100 1,147
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.690% due 08/25/49 (Þ)(ž) 1,450 1,223
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 14,435 19
Series 2016-K57 Class X2B

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 6
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,041 11
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 2
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only STRIPS
0.091% due 02/27/48 (~)(Ê)(Þ)(ž) 200 196
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
0.758% due 11/29/50 (Þ)(ž) 1,000 822
Series 2021-FRR1 Class 1C
8.539% due 07/28/27 (Þ)(ž) 837 669
Series 2021-FRR1 Class 1D
9.323% due 07/28/27 (Þ)(ž) 1,258 986
Series 2021-FRR1 Class 2B
0.874% due 11/29/50 (Þ)(ž) 1,500 1,196
Series 2021-FRR1 Class 2C
8.531% due 12/29/27 (Þ)(ž) 905 699
Series 2021-FRR2 Class 2C
0.465% due 10/27/28 (Þ)(ž) 316 310
Series 2021-FRR2 Class A
3.471% due 10/27/28 (Þ) 312 288
Series 2021-FRR2 Class BK
8.000% due 10/27/28 (Þ) 266 181
Series 2021-FRR2 Class C
4.750% due 10/27/28 (Þ) 316 310
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.578% due 10/27/28 (Þ)(ž) 384 375
Series 2021-FRR2 Class CK49
1.040% due 09/27/51 (~)(Ê)(Þ) 796 753
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 532
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.020% due 01/29/52 (Þ)(ž) 11 11
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.184% due 01/29/52 (Þ)(ž) 251 239
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.023% due 01/29/52 (Þ)(ž) 246 244
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.019% due 01/29/52 (Þ)(ž) 199 198
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.229% due 01/29/52 (Þ)(ž) 251 236
Great Wolf Trust
Series 2024-WLF2 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.240% due 05/15/41 (CME Term
SOFR 1 Month + 2.939%)(Ê)(Þ) 500 500
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 2,967 124
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(ƒ)(Þ) 872 827
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 876 789
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 848 676
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 752 604
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 364 286
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 569
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 783 628
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 958 765
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 460 351
Series 2023-FUN Class C
8.048% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 503
Hawaii Hotel Trust
Series 2019-MAUI Class E
2.864% due 05/15/38 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 500 498
HLTN Commercial Mortgage Trust
Series 2024-DPLO Class D
8.659% due 06/15/41 (CME Term
SOFR 1 Month + 3.339%)(Ê)(Þ) 500 499
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 374 370
INTOWN Mortgage Trust
Series 2022-STAY Class B
8.090% due 08/15/39 (CME Term
SOFR 1 Month + 3.286%)(Ê)(Þ) 500 501
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 1,987 10
Series 2021-MHC Class E
2.550% due 04/15/38 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 250 249
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 61 55
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 741 686
Series 2018-6 Class B1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
280 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.933% due 12/25/48 (~)(Ê)(Þ) 241 220
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(ƒ)(Þ) 24 23
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(ƒ)(Þ) 19 18
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 351 307
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 52 46
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(ƒ)(Þ) 640 624
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 36 35
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 139 122
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 312 276
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 406 349
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 156 132
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 293 236
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 215 174
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 425 351
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 665 660
Series 2023-8 Class B3
6.356% due 02/25/54 (~)(Ê)(Þ) 984 956
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 871 870
Series 2024-INV1 Class A5A
5.500% due 04/25/55 (~)(Ê)(Þ) 1,000 971
KSL Commercial Mortgage Trust
Series 2023-HT Class C
8.789% due 12/15/36 (CME Term
SOFR 1 Month + 3.439%)(Ê)(Þ) 588 588
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 861 808
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
2.691% due 04/15/38 (USD 1 Month
LIBOR + 2.601%)(Ê)(Þ) 320 317
MHP
Series 2022-MHIL Class E
7.936% due 01/15/27 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 273 271
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 225
Series 2016-C29 Class XB
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê)(ƒ) 7,710 87
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,405 54
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 293
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 5,750 260
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,192 133
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,495 82
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.201% due 03/25/54 (~)(Ê)(Þ) 497 521
NXPT Commercial Mortgage Trust
Series 2024-STOR Class E
6.927% due 11/01/41 (~)(Ê)(Þ) 500 483
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(ƒ)(Þ) 100 88
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 1,058
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 414 395
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 129 130
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 184 155
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 142 114
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 256
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.434% due 03/28/49 (Þ)(ž) 1,000 900
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 1,085
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,483 1,317
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.769% due 11/08/49 (Þ)(ž) 560 462
ROCC Trust
Series 2024-CNTR Class A
5.388% due 11/13/41 (Þ) 250 249
Sequoia Mortgage Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(ƒ)(Þ) 52 46
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(ƒ)(Þ) 810 715
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(ƒ)(Þ) 51 47
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 471 381
SMRT Trust
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,325
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 1,709
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 734 592
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 693
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 453 385
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 211 204
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 171 171
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 2,618 2
Series 2016-C37 Class D
3.185% due 12/15/49 (~)(Ê)(ƒ)(Þ) 500 423
Series 2016-LC25 Class D
3.263% due 12/15/59 (~)(Ê)(Þ) 450 393
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,772 126
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 317
Series 2021-C61 Class D
2.500% due 11/15/54 (Þ) 500 358
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(ƒ)(Þ) 18 16
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 156 133
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 206 179
Series 2021-1 Class A17
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 12/25/50 (~)(Ê)(Þ) 697 566
69,567
Non-US Bonds - 9.1%
888 Acquisitions, Ltd.
10.750% due 05/15/30 (Þ) GBP 350 452
Accor SA
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 100 121
Air France-KLM
7.250% due 05/31/26 (Þ) EUR 200 229
3.875% due 07/01/26 (Þ) EUR 100 109
Almaviva-The Italian Innovation Co.
SpA
Series REGS
5.000% due 10/30/30 (Þ) EUR 193 210
alstria office REIT-AG
1.500% due 06/23/26 (Þ) EUR 100 103
1.500% due 11/15/27 (Þ) EUR 100 98
ams-OSRAM AG
2.125% due 11/03/27 (Þ) EUR 600 520
Series REGS
10.500% due 03/30/29 (Þ) EUR 100 110
Anarafe SL
Series REGS
14.806% due 12/31/26 (~)(Ê)(Þ) EUR 259 281
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 110 116
Banijay Group SAS
Series REGS
6.500% due 03/01/26 (Þ) EUR 400 435
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 200 232
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 700 720
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 300 323
BCP V Modular Services Finance II
PLC
Series REGS
4.750% due 11/30/28 (Þ) EUR 200 210
Bellis Acquisition Co PLC
Series REGS
8.125% due 05/14/30 (Þ) GBP 200 255
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 300 323
British Telecommunications PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
282 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 200 276
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
Series REGS
5.625% due 02/15/32 (Þ) EUR 150 167
Canary Wharf Group Investment
Holdings PLC
Series REGS
1.750% due 04/07/26 (Þ) EUR 300 304
3.375% due 04/23/28 (Þ) GBP 135 144
Castor SpA
Series REGS
8.731% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 138 146
CD&R Firefly Bidco PLC
Series REGS
8.625% due 04/30/29 (Þ) GBP 200 271
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 300 285
Centrica PLC
6.500% due 05/21/55 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.512%)(Ê)(Þ) GBP 100 131
Centurion Bidco SpA
11.125% due 05/15/28 (Þ) EUR 445 494
CGG SA
Series REGS
7.750% due 04/01/27 (Þ) EUR 600 639
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 (Þ) EUR 200 212
6.250% due 04/01/28 (Þ) GBP 300 372
Citycon Treasury BV
1.625% due 03/12/28 (Þ) EUR 330 324
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 (Þ) GBP 360 410
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê)(Þ) GBP 110 146
CPI Property Group SA
7.000% due 05/07/29 (Þ) EUR 120 139
1.750% due 01/14/30 (Þ) EUR 300 273
CPUK Finance, Ltd.
Series .
7.875% due 08/28/29 (Þ) GBP 200 265
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 100 124
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 600 640
Dynamo Newco II GmbH
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 10/15/31 (Þ) EUR 140 153
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ)(Þ) EUR 200 220
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 200 209
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 400 401
7.375% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.775%)(Ê)(ƒ)
(Þ) GBP 200 263
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ)(Þ) GBP 300 371
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 400 456
ELO SACA
2.875% due 01/29/26 (Þ) EUR 200 210
3.250% due 07/23/27 (Þ) EUR 100 98
4.875% due 12/08/28 (Þ) EUR 200 184
6.000% due 03/22/29 (Þ) EUR 300 282
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 350 399
EP Infrastructure AS
1.698% due 07/30/26 (Þ) EUR 200 209
2.045% due 10/09/28 (Þ) EUR 360 361
1.816% due 03/02/31 (Þ) EUR 200 187
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 200 207
Eutelsat SA
2.250% due 07/13/27 (Þ) EUR 400 387
1.500% due 10/13/28 (Þ) EUR 300 264
Series REGS
9.750% due 04/13/29 (Þ) EUR 210 235
Fiber Bidco SpA
Series REGS
6.125% due 06/15/31 (Þ) EUR 300 326
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 400 394
Heathrow Finance PLC
6.625% due 03/01/31 (Þ) GBP 300 388
Holding d'Infrastructures des Metiers de
l'Environnement
4.500% due 04/06/27 (Þ) EUR 390 426
Series .
0.625% due 09/16/28 (Þ) EUR 10 9
IHO Verwaltungs GmbH
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 05/15/28 (Þ) EUR 150 173
Iliad SA
5.625% due 02/15/30 (Þ) EUR 100 115
Series REGS
6.875% due 04/15/31 (Þ) EUR 150 174
IMA Industria Macchine Automatiche
SpA
Series REGS
6.929% due 04/15/29 (3 Month
EURIBOR + 3.750%)(Ê)(Þ) EUR 230 252
Intesa Sanpaolo SpA
3.928% due 09/15/26 (Þ) EUR 410 451
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 400 435
Kennedy Wilson Europe Real Estate,
Ltd.
3.250% due 11/12/25 (Þ) EUR 200 212
Mahle GmbH
Series REGS
6.500% due 05/02/31 (Þ) EUR 250 264
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 365 455
Mangrove LuxCo III SARL
Series REGS
8.179% due 07/15/29 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 350 384
Market Bidco Finco PLC
Series REGS
5.500% due 11/04/27 (Þ) GBP 250 310
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 390 488
mBank SA
0.966% due 09/21/27 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 200 206
Mobico Group PLC
2.375% due 11/20/28 (Þ) GBP 100 116
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 245 270
Motion Finco SARL
Series REGS
7.375% due 06/15/30 (Þ) EUR 200 217
Mundys SpA
1.875% due 07/13/27 (Þ) EUR 375 393
Nexi SpA
Series .
4.333% due 02/24/28 (Þ) EUR 400 376
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 600 623
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 400 437
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 10/08/26 (Þ) GBP 800 968
10.500% due 08/08/29 (Þ) GBP 230 296
ONE Hotels GmbH
Series REGS
7.750% due 04/02/31 (Þ) EUR 115 133
Orange SA
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 400 460
Orsted A/S
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 500 560
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 245 232
PCF GmbH
Series REGS
4.750% due 04/15/29 (Þ) EUR 300 280
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 260 337
6.625% due 01/16/34 GBP 100 126
Petroleos Mexicanos
3.750% due 11/16/25 (Þ) GBP 150 186
2.750% due 04/21/27 (Þ) EUR 200 201
4.875% due 02/21/28 (Þ) EUR 200 207
Series 10.7
4.750% due 02/26/29 (Þ) EUR 250 252
Pinewood Finance Co., Ltd.
Series REGS
6.000% due 03/27/30 (Þ) GBP 500 646
PLT VII Finance SARL
Series REGS
6.000% due 06/15/31 (Þ) EUR 600 672
ProGroup AG
Series REGS
5.125% due 04/15/29 (Þ) EUR 250 264
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 250 313
Renault SA
1.000% due 11/28/25 (Þ) EUR 510 541
2.000% due 09/28/26 (Þ) EUR 100 106
1.125% due 10/04/27 (Þ) EUR 200 203
Rossini Sarl
Series REGS
6.750% due 12/31/29 (Þ) EUR 180 206
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 220 237
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 360 393
Techem Verwaltungsgesellschaft 674
GmbH
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
284 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 07/30/26 (Þ) EUR 242 263
Telecom Italia Finance SA
7.750% due 01/24/33 EUR 250 335
Telecom Italia SpA
5.250% due 03/17/55 EUR 200 218
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ)(Þ) EUR 200 212
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 300 351
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 200 208
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 250 260
1.625% due 10/15/28 (Þ) EUR 560 557
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 134
United Group BV
Series REGS
4.000% due 11/15/27 (Þ) EUR 100 107
3.625% due 02/15/28 (Þ) EUR 300 315
4.625% due 08/15/28 (Þ) EUR 300 320
Valeo SA
1.625% due 03/18/26 (Þ) EUR 400 424
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 350 418
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 300 326
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 250 300
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 (Þ) GBP 200 232
4.500% due 07/15/31 (Þ) GBP 250 276
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 200 220
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê)(Þ) GBP 250 320
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 750 758
Volkswagen Group of America Finance
LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 104
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 244
WEPA Hygieneprodukte GmbH
Series REGS
2.875% due 12/15/27 (Þ) EUR 200 211
5.625% due 01/15/31 (Þ) EUR 100 112
Wintershall Dea Finance 2 BV
Series NC5
2.499% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 300 314
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 400 402
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 405 424
Worldline SA
1.254% due 07/30/26 (ž) EUR 7 6
Zegona Finance PLC
Series REGS
6.750% due 07/15/29 (Þ) EUR 460 526
ZF Europe Finance BV
2.000% due 02/23/26 (Þ) EUR 200 212
2.500% due 10/23/27 (Þ) EUR 200 205
6.125% due 03/13/29 (Þ) EUR 200 223
3.000% due 10/23/29 (Þ) EUR 600 581
41,536
Total Long-Term Fixed Income
Investments
(cost $390,717) 382,059
Common Stocks - 1.6%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š) 4,460,190
—
Energy - 0.1%
Tourmaline Oil Corp.(Æ)(Š) 255,236
183
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
Materials and Processing - 0.8%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,718
Producer Durables - 0.7%
Affinion Group, Inc.(Š) 8,007
—
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Kelly Topco, Ltd.(Æ) 2,574
180
Real Alloy(Š) 39
3,188

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3,368
Total Common Stocks
(cost $5,824) 7,269
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.
0.000% (Æ)(Š) 2,128 —
Total Preferred Stocks
(cost $297) —
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd.(Æ)
Warrants 675 17
Total Warrants and Rights
(cost $—) 17
Short-Term Investments - 11.3%
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 503
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2013-1 Class A
4.000% due 07/15/25 324 318
ams AG
1.000% due 05/03/25 EUR 800 848
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 600 587
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 1,187 1,143
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Æ)(Ê)(Ø)
(Þ)(Š) 942 408
DISH DBS Corp.
Series WI
5.875% due 11/15/24 100 99
Education Management LLC Term
Loan B
0.000% due 11/30/23 (~)(Æ)(Ê)(Š) 284 —
Explorer II AS
3.375% due 02/24/25 EUR 524 528
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 242 241
High Ridge Brands Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.875% due 03/15/25 (Š) 970 —
House of Fraser Funding PLC
Series REGS
5.823% due 09/15/20 (Æ)(Ø)(Þ) GBP 400 —
KAR Auction Services, Inc.
5.125% due 06/01/25 (Þ) 177 176
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 485
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 213 18
Occidental Petroleum Corp.
5.875% due 09/01/25 399 401
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 38 36
Petroleos de Venezuela SA
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 1,376 133
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Æ)(Ø)(Þ) 1,577 8
Series DPW
10.250% due 01/23/18 (Æ)(Ø) 1,240 45
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 261 257
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (~)(Æ)(Ê)(Ø)
(Þ) 6 75 182
RZD Capital PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Þ)(Š) RUB 115,000 —
Sugarhouse HSP Gaming Prop Mezz,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 833 831
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (Æ)(Ø)(Þ)(Š) EUR 1,400 —
Travelex Issuerco, Ltd.
Series REGS
12.500% due 08/05/25 (Þ) GBP 2,427 3,286
U.S. Cash Management Fund(@) 40,168,947
(∞)
40,165
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 154 19
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 776 738

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
286 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Worldline SA
0.000% due 07/30/25 (Æ)(Þ) EUR 227 235
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 253 251
Total Short-Term Investments
(cost $60,975) 51,941
Total Investments - 96.2%
(identified cost $457,813) 441,286
Other Assets and Liabilities,
Net - 3.8%
17,648
Net Assets - 100.0%
458,934

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 287
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
67.1%
1011778 BC ULC / New Red Finance, Inc. 07/06/21 206,000 98.26 202
186
1011778 BC ULC / New Red Finance, Inc. 09/03/24 347,000 100.00 347
346
1375209 BC, Ltd. 11/18/20 755,000 100.19 756
753
180 Medical, Inc. 09/30/21 300,000 100.00 300
279
7-Eleven, Inc. 10/02/24 129,000 90.61 117
115
888 Acquisitions, Ltd. 05/02/24 GBP 350,000 125.37 439
452
ABN AMRO Bank NV 07/08/20 94,000 103.63 97
93
Abu Dhabi Developmental Holding Co. PJSC 09/25/24 223,000 98.80 220
210
Abu Dhabi Government International Bond 11/02/22 877,000 72.04 632
611
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.85 505
503
Abu Dhabi National Energy Co. PJSC 10/02/24 360,000 99.24 357
347
Accor SA 10/04/23 EUR 100,000 104.99 105
121
ACE Securities Corp. Mortgage Loan Trust 02/23/21 657,496 98.37 647
499
AdaptHealth LLC 01/28/21 223,000 101.59 227
203
AdaptHealth LLC 08/12/21 692,000 99.69 690
635
Adient Global Holdings, Ltd. 11/10/21 474,000 100.70 477
467
Adnoc Murban Rsc, Ltd. 09/04/24 225,000 98.45 222
209
Adnoc Murban Rsc, Ltd. 09/04/24 974,000 99.64 970
928
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 72.80 499
534
AES Panama Generation Holdings SRL 07/06/22 82,036 89.58 73
73
African Export-Import Bank (The) 07/26/22 443,000 84.67 375
390
Agua y Saneamientos Argentinos SA 10/16/19 471,459 92.81 438
435
Ahlstrom Holding 3 Oy 02/26/24 300,000 93.12 279
284
AHP Health Partners, Inc. 08/16/21 186,000 100.56 187
180
Air France-KLM 05/22/24 EUR 200,000 113.06 226
229
Air France-KLM 06/18/24 EUR 100,000 107.03 107
109
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 142,000 97.93 139
139
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 171,000 90.95 156
158
Albion Financing 2 Sarl 10/15/21 600,000 100.00 600
613
Alimentation Couche-Tard, Inc. 09/24/18 83,000 97.91 81
80
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 11/09/22 246,000 93.76 231
245
Almaviva-The Italian Innovation Co. SpA 10/24/24 EUR 193,000 108.28 209
210
Alpha Generation LLC 09/19/24 609,000 101.19 616
618
alstria office REIT-AG 07/12/24 EUR 100,000 97.32 97
98
alstria office REIT-AG 09/20/24 EUR 100,000 106.87 107
103
Alta Equipment Group, Inc. 05/21/24 558,000 95.05 530
496
Altice France Holding SA 04/20/22 324,000 91.30 296
242
AMC Networks, Inc. 07/09/24 124,000 99.58 123
128
American Airlines Group, Inc. 03/10/21 361,000 100.00 361
360
American Airlines Group, Inc. 03/10/21 299,000 98.68 294
296
ams-OSRAM AG 01/31/24 EUR 600,000 88.07 528
520
ams-OSRAM AG 04/29/24 EUR 100,000 107.65 108
110
Amsted Industries, Inc. 04/05/24 219,000 98.79 216
218
Anarafe SL 01/12/22 EUR 259,284 126.94 329
281
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,142
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,606
Apollo Commercial Real Estate Finance, Inc. 09/02/21 216,000 98.51 213
188
Aramark Services, Inc. 01/28/21 242,000 102.22 247
238
Arches Buyer, Inc. 05/03/23 208,000 90.37 188
191
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 03/06/24 EUR 300,000 88.43 265
283
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 187,000 101.86 190
112
Ardonagh Group Finance, Ltd. 04/05/24 176,000 98.15 173
180
Aretec Escrow Issuer 2, Inc. 10/26/23 746,000 100.79 752
813
Arroyo Mortgage Trust 05/12/20 72,807 97.28 71
70
Arsenal AIC Parent LLC 08/10/23 168,000 101.70 171
177
Ashtead Capital, Inc. 10/17/23 107,000 94.33 101
105
ATS Automation Tooling Systems, Inc. 01/28/21 193,000 101.00 195
181
Avantor, Inc. 01/28/21 249,000 102.65 256
241
Avation Capital SA 07/06/21 291 92.41 —
—
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 180,000 102.35 184
176
Axian Telecom 03/08/23 335,000 95.16 319
336
Azzurra Aeroporti SpA 10/31/22 EUR 110,000 91.66 101
116
Bahrain Government International Bond 04/02/24 320,000 91.85 294
299

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
288 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
451
Banco de Bogota SA 03/06/24 126,000 95.84 121
122
Banco de Credito del Peru 04/16/24 92,000 92.64 85
86
Banco do Estado do Rio Grande do Sul SA 04/18/23 493,000 91.36 450
483
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 03/06/24 124,000 97.31 121
121
Banco Nacional de Panama 01/23/24 704,000 78.04 549
568
Banijay Group SAS 02/04/20 EUR 400,000 108.82 435
435
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.49 128
116
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 500,000 96.42 482
340
Bank Gospodarstwa Krajowego 07/01/24 252,000 99.28 250
257
Bank Negara Indonesia Persero Tbk PT 02/15/24 614,000 91.24 560
585
Bausch Health Cos., Inc. 12/17/19 453,000 199.17 902
417
Bausch Health Cos., Inc. 11/18/20 102,000 148.53 151
92
Bausch Health Cos., Inc. 07/02/24 417,000 96.15 401
409
Bausch Health Cos., Inc. 09/18/24 340,000 56.35 192
199
Bausch Health Cos., Inc. 09/19/24 150,000 96.24 144
147
Bayer AG 09/26/23 EUR 200,000 104.79 210
232
Bayer US Finance II LLC 11/14/22 EUR 700,000 94.48 665
720
Bayer US Finance II LLC 09/04/23 EUR 300,000 100.86 303
323
BCP V Modular Services Finance II PLC 04/26/24 EUR 200,000 101.83 204
210
Bellis Acquisition Co PLC 05/02/24 GBP 200,000 125.37 251
255
Benchmark Mortgage Trust 03/28/22 890,000 79.75 710
526
Berry Global, Inc. 07/22/19 145,000 102.09 148
145
Bertelsmann SE & Co. KGaA 05/03/22 EUR 300,000 104.33 313
323
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
1,002
Birch Grove CLO 9, Ltd. 07/18/24 250,000 100.00 250
251
Blackstone Mortgage Trust, Inc. 11/02/21 200,000 99.85 200
187
BMD2 Re-Remic Trust 02/03/21 892,000 89.71 800
704
BNP Paribas SA 07/24/23 120,000 93.07 112
115
BOCA Commercial Mortgage Trust 08/07/24 500,000 99.75 499
500
Boeing Co. (The) 04/29/24 399,000 100.00 399
421
Bolivia Government International Bond 04/04/23 200,000 61.32 123
126
Booz Allen Hamilton Holding Corp. 03/03/21 1,028,000 97.28 971
985
Boston Gas Co. 04/16/24 83,000 93.13 77
79
Brand Industrial Services, Inc. 08/10/23 166,000 101.74 169
176
British Telecommunications PLC 01/31/24 GBP 200,000 135.03 270
276
Broadcom, Inc. 07/12/24 53,000 91.23 48
48
Brookfield Residential Properties, Inc. 03/15/21 191,000 101.99 195
190
Builders FirstSource, Inc. 03/03/21 255,000 104.37 266
244
BX Commercial Mortgage Trust 02/23/23 175,000 96.01 168
173
BX Commercial Mortgage Trust 04/24/24 400,000 99.25 397
399
BX Commercial Mortgage Trust 05/08/24 500,000 99.76 499
500
BX Trust 02/06/23 500,000 96.34 482
496
BX Trust 01/24/24 500,000 97.78 489
494
BX Trust 04/26/24 422,665 98.73 417
416
BX Trust 06/06/24 380,000 98.30 374
374
C&W Senior Financing Designated Activity Company 04/24/23 425,000 91.50 389
421
Cali Sun 07/03/24 300,000 99.75 299
300
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 195,000 100.00 195
194
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 EUR 150,000 107.86 162
167
Canary Wharf Group Investment Holdings PLC 08/04/23 EUR 300,000 94.56 284
304
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 135,000 96.23 130
144
Canpack SA / Canpack US LLC 05/08/24 300,000 97.25 292
291
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.45 701
585
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.77 978
1,001
Carnival Corp. 02/16/21 674,000 93.13 628
676
Carnival Corp. 02/23/23 861,000 82.97 714
862
Carnival Corp. 08/01/23 59,000 100.00 59
62
Carriage Purchaser, Inc. 09/23/21 744,000 98.78 735
698
Carvana Co. 04/05/24 818,550 105.13 884
979
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,951
Castor SpA 02/10/22 EUR 138,000 113.93 157
146
CBB International Sukuk Programme Co. WLL 07/18/24 1,323,000 95.28 1,261
1,269
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 98.10 744
690
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,247,000 92.83 1,199
998

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 289
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 29,000 98.59 29
28
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 517,000 96.54 499
506
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 68,000 95.06 65
67
CD&R Firefly Bidco PLC 04/05/24 GBP 200,000 126.34 253
271
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.74 247
251
Cellnex Telecom SA 09/06/23 EUR 300,000 85.32 256
285
Celulosa Arauco y Constitucion SA 01/08/24 60,000 92.04 55
56
Cencosud SA 09/12/23 123,000 95.63 118
120
Central Plaza Holding Co., Ltd. 05/06/22 600,000 97.39 584
587
Centrica PLC 05/14/24 GBP 100,000 125.91 126
131
Centurion Bidco SpA 05/09/23 EUR 445,000 109.12 486
494
CEZ AS 06/15/17 383,000 109.16 418
345
CF Industries, Inc. 12/07/23 128,000 97.93 125
127
CGG SA 11/09/21 EUR 600,000 109.44 657
639
Chase Home Lending Mortgage Trust 07/29/19 113,411 100.93 114
101
Chase Home Lending Mortgage Trust 10/30/19 69,652 100.74 70
59
Chase Home Lending Mortgage Trust 10/30/19 445,771 101.51 453
390
Chase Home Lending Mortgage Trust 06/21/24 464,902 98.45 458
458
China Government International Bond 11/17/22 1,187,000 96.31 1,143
1,143
CHNGE Mortgage Trust 01/21/22 309,579 99.99 310
288
CHS/Community Health Systems, Inc. 01/26/21 329,000 94.17 310
275
CHS/Community Health Systems, Inc. 05/04/21 362,000 96.12 348
283
CHS/Community Health Systems, Inc. 01/20/22 330,000 94.38 311
288
CHS/Community Health Systems, Inc. 04/29/22 460,000 96.43 444
433
Cidron Aida Finco SARL 03/25/21 EUR 200,000 107.88 216
212
Cidron Aida Finco SARL 03/25/21 GBP 300,000 137.38 412
372
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
501
CIFC LLC 03/18/21 1,000,000 100.00 1,000
1,001
CIM Trust 09/27/18 180,622 96.98 175
167
CIM Trust 03/22/19 32,815 101.35 33
31
CIM Trust 11/07/19 352,699 100.55 354
314
CIM Trust 03/01/21 720,252 101.88 734
580
CIM Trust 03/29/21 354,709 100.37 356
284
Cimpress PLC 10/23/24 319,000 99.31 317
314
CITGO Petroleum Corp. 07/09/24 240,000 103.47 248
250
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.98 104
95
Citigroup Commercial Mortgage Trust 05/07/24 500,000 86.55 433
455
Citigroup Mortgage Loan Trust, Inc. 05/06/21 533,570 101.16 540
429
Citigroup Mortgage Loan Trust, Inc. 06/25/21 461,274 100.37 463
369
Citycon Treasury BV 09/18/23 EUR 330,000 88.58 292
324
Clarios Global, LP / Clarios US Finance Co. 04/05/24 271,000 100.60 273
277
Clear Channel Outdoor Holdings, Inc. 03/04/24 514,000 100.61 518
524
CLI Funding VI LLC 03/23/21 585,403 100.22 587
534
Cloud Software Group Holdings, Inc. 11/09/22 510,000 93.81 472
498
Cloud Software Group Holdings, Inc. 01/29/24 904,000 96.48 878
904
Cloud Software Group Holdings, Inc. 10/17/24 176,000 104.10 183
181
Clydesdale Acquisition Holdings, Inc. 03/30/22 23,000 100.00 23
23
Clydesdale Acquisition Holdings, Inc. 03/30/22 883,000 91.39 807
897
Codelco Metals, Inc. 09/05/23 618,000 100.10 619
625
Coinbase Global, Inc. 09/14/21 120,000 100.00 120
100
Coinbase Global, Inc. 09/14/21 243,000 95.25 231
217
Comision Federal de Electricidad 09/17/24 486,000 99.58 484
469
Commonbond Student Loan Trust 11/27/18 55,131 100.67 55
51
Commonbond Student Loan Trust 06/02/20 67,989 99.98 68
57
Commonbond Student Loan Trust 03/10/21 206,815 100.00 207
160
Compass Group Diversified Holdings LLC 04/07/21 197,000 102.87 203
190
Connect Finco SARL / Connect US Finco LLC 09/11/24 366,000 100.00 366
348
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
717
Consolidated Communications Holdings, Inc. 01/09/24 524,000 84.49 443
485
Consolidated Communications Holdings, Inc. 05/14/24 203,000 88.12 179
193
Consolidated Energy Finance SA 09/30/21 655,000 99.97 655
533
Consolidated Energy Finance SA 11/09/22 189,000 96.58 183
186
Constellation Automotive Financing PLC 07/16/21 GBP 360,000 137.61 495
410
Co-operative Group Holdings, Ltd. 03/08/21 GBP 110,000 150.05 165
146
CoreLogic, Inc. 07/06/21 201,000 99.77 201
189

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
290 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Corp. Nacional del Cobre de Chile 12/14/22 615,000 74.84 460
387
Costa Rica Government International Bond 11/06/23 380,000 94.83 360
402
Costa Rica Government International Bond 03/14/24 400,000 104.44 418
415
Coty, Inc. 08/10/23 176,000 98.16 173
175
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 08/10/23 173,000 100.67 174
177
CPI Property Group SA 07/10/24 EUR 120,000 107.01 128
139
CPI Property Group SA 07/10/24 EUR 300,000 84.58 254
273
CPUK Finance, Ltd. 05/08/24 GBP 200,000 124.96 250
265
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 758,000 100.00 758
721
Credit Agricole SA 10/02/24 121,000 103.44 125
123
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
284
CSC Holdings LLC 07/06/21 973,000 89.50 871
489
CSC Holdings LLC 04/05/24 811,000 97.41 789
791
Cushman & Wakefield U.S. Borrower LLC 03/15/21 149,000 104.56 156
150
CVR Energy, Inc. 01/10/20 523,000 98.06 513
477
Danske Bank A/S 03/03/22 134,000 96.93 130
126
DaVita, Inc. 11/09/22 281,000 80.65 227
258
DB Master Finance LLC 03/20/19 190,000 100.00 190
186
DB Master Finance LLC 03/20/19 380,000 100.00 380
364
DBWF Mortgage Trust 10/25/18 1,000,000 91.46 915
851
Deutsche Telekom AG 12/09/21 EUR 600,000 108.17 649
640
Deutsche Telekom International Finance BV 07/12/24 124,000 98.38 122
122
Development Bank of Kazakhstan JSC 10/16/24 200,000 99.78 200
200
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
408
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,140,000 100.82 1,147
1,098
DISH DBS Corp. 11/10/21 57,000 100.00 57
50
DISH DBS Corp. 10/01/24 264,000 92.87 245
244
DNB Bank ASA 05/06/24 59,000 90.85 54
54
Dominican Republic Government International Bond 07/06/23 1,318,000 100.32 1,322
1,376
Dominican Republic Government International Bond 10/17/24 308,000 99.16 305
302
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
846
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 583
511
Dresdner Funding Trust I 03/02/22 778,000 110.76 862
865
Driven Brands, Inc. 05/30/24 260,313 86.73 226
231
Dryden Senior Loan Fund 10/05/18 500,000 99.45 497
500
Dynamo Newco II GmbH 09/25/24 EUR 140,000 111.26 156
153
East Ohio Gas Co. (The) 10/02/24 74,000 87.59 65
63
Ecuador Government International Bond 10/12/22 414,731 38.37 159
230
Ecuador Government International Bond 05/17/23 409,359 57.36 235
282
Ecuador Government International Bond 02/29/24 435,600 52.29 228
238
EDO Sukuk, Ltd. 06/26/24 554,000 100.00 554
562
Egypt Government International Bond 01/11/24 987,000 78.76 777
831
Egypt Government International Bond 04/15/24 800,000 76.85 615
634
El Salvador Government International Bond 09/21/22 300,000 35.23 106
285
El Salvador Government International Bond 08/08/23 150,000 72.16 108
140
Electricite de France SA 11/09/21 EUR 400,000 109.52 438
401
Electricite de France SA 11/28/22 GBP 300,000 109.12 327
371
Electricite de France SA 02/28/23 EUR 200,000 87.52 175
209
Electricite de France SA 09/10/24 GBP 200,000 130.85 262
263
Electricite de France SA 09/26/24 EUR 200,000 112.85 226
220
Element Fleet Management Corp. 07/24/23 114,000 100.19 114
116
ELFI Graduate Loan Program 06/18/20 83,649 99.97 84
76
Elia Group SA 01/02/24 EUR 400,000 111.78 447
456
Ellington Financial Mortgage Trust 11/05/19 124,865 99.98 125
120
Ellington Financial Mortgage Trust 04/14/22 397,564 99.59 396
393
ELO SACA 04/02/24 EUR 100,000 103.71 104
98
ELO SACA 04/02/24 EUR 300,000 107.94 324
282
ELO SACA 04/23/24 EUR 200,000 103.13 206
184
ELO SACA 06/05/24 EUR 200,000 105.94 212
210
Emerald Debt Merger Sub LLC 05/04/23 EUR 400,000 110.14 441
457
Emirates NBD Bank PJSC 09/17/19 294,000 105.30 310
293
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.12 608
510
Empresa Nacional del Petroleo 11/02/17 338,000 91.35 309
265
Encino Acquisition Partners Holdings LLC 07/09/24 235,000 102.31 240
236

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 291
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Enel Finance America LLC 07/24/23 67,000 103.77 70
71
Enel Finance International NV 07/24/23 131,000 93.40 122
124
Enerflex, Ltd. 07/09/24 198,000 102.02 202
206
Energia Group Roi Financeco DAC 07/20/23 EUR 350,000 111.59 391
399
Energizer Holdings, Inc. 06/09/21 EUR 575,000 108.29 623
590
EP Infrastructure AS 09/20/22 EUR 200,000 73.05 146
187
EP Infrastructure AS 09/20/22 EUR 360,000 86.54 312
361
EP Infrastructure AS 10/31/23 EUR 200,000 97.78 196
209
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
185
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
209
Esab Corp. 03/25/24 379,000 100.00 379
386
Eskom Holdings SOC, Ltd. 01/28/21 616,000 99.43 612
643
Esselunga SpA 10/27/21 EUR 200,000 119.40 239
207
Eutelsat SA 11/01/23 EUR 400,000 94.74 379
387
Eutelsat SA 03/27/24 EUR 210,000 108.28 227
235
Eutelsat SA 04/05/24 EUR 300,000 84.15 252
264
Export-Import Bank of China 08/16/22 267,000 97.28 260
233
Export-Import Bank of India 06/27/22 300,000 83.75 251
256
Extended Stay America Trust 04/25/24 444,429 99.91 444
445
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 91.45 1,097
1,224
Fannie Mae Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,162
Fannie Mae Connecticut Avenue Securities Trust 05/07/24 600,000 106.57 639
640
Fannie Mae Connecticut Avenue Securities Trust 09/10/24 500,000 108.46 542
540
F-Brasile SpA / F-Brasile US LLC 11/09/22 175,000 91.31 160
175
FEL Energy VI SARL 04/07/22 224,430 90.62 203
203
Ferguson Finance PLC 12/07/23 73,000 98.07 72
72
Ferguson PLC 10/02/24 51,000 99.90 51
50
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 01/29/24 132,000 90.61 120
120
Fiber Bidco SpA 05/09/24 EUR 300,000 107.82 323
326
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 09/10/24 332,000 100.00 332
333
First Quantum Minerals, Ltd. 02/22/24 306,000 100.00 306
326
Flagstar Mortgage Trust 10/24/18 421,945 102.97 434
403
Flagstar Mortgage Trust 06/03/19 80,414 102.65 83
73
Flagstar Mortgage Trust 02/04/21 126,675 102.63 130
117
Forestar Group, Inc. 05/12/21 185,000 100.27 185
180
Fortescue Metals Group, Ltd. 11/09/22 278,000 82.68 230
253
Freddie Mac STACR REMIC Trust 01/19/23 1,600,000 99.54 1,593
1,638
Freddie Mac STACR REMIC Trust 02/03/23 1,100,000 102.07 1,123
1,147
Freddie Mac STACR REMIC Trust 03/08/23 578,844 99.40 575
581
Freddie Mac STACR REMIC Trust 09/26/23 200,000 104.80 210
211
FREMF Mortgage Trust 03/24/21 14,435,370 0.38 55
19
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
6
FREMF Mortgage Trust 03/24/21 1,450,103 87.10 1,263
1,223
FREMF Mortgage Trust 05/10/21 5,040,808 0.22 11
11
FREMF Mortgage Trust 05/10/21 570,000 0.37 2
2
Frontier Communications Corp. 11/19/20 673,000 98.13 667
662
Frontier Communications Corp. 10/05/21 253,000 96.14 243
248
Frontier Communications Corp. 04/18/23 156,000 98.22 153
167
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
196
Gabon Government International Bond 02/06/23 228,000 87.12 199
182
GAM Re-REMIC Trust 04/01/21 1,258,000 111.16 1,398
986
GAM Re-REMIC Trust 04/01/21 905,000 69.53 629
699
GAM Re-REMIC Trust 04/01/21 837,000 71.96 602
669
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
181
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
310
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
375
GAM Re-REMIC Trust 11/04/21 796,000 88.30 703
753
GAM Re-REMIC Trust 11/04/21 316,000 89.72 284
310
GAM Re-REMIC Trust 11/04/21 312,000 95.21 297
288
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,196
GAM Re-REMIC Trust 01/25/22 1,000,000 78.77 788
822
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
236
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
239
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
244
GAM Re-REMIC Trust 01/28/22 635,000 89.02 565
532

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
292 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GAM Re-REMIC Trust 01/28/22 199,000 89.20 177
198
GAM Re-REMIC Trust 01/28/22 11,491 90.12 10
11
Gartner, Inc. 02/18/21 190,000 103.40 196
185
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 112.78 1,128
782
Georgian Railway JSC 04/07/22 385,000 91.43 352
340
GFL Environmental, Inc. 10/12/21 188,000 100.98 190
180
GGAM Finance, Ltd. 12/27/23 925,000 102.09 944
956
Ghana Government International Bond 10/09/24 530,410 79.86 416
405
Ghana Government International Bond 10/09/24 28,768 91.99 26
27
Ghana Government International Bond 10/10/24 39,870 77.20 31
30
Global Infrastructure Solutions, Inc. 01/10/24 822,000 91.68 754
801
Global Net Lease, Inc. 01/28/21 1,049,000 97.22 997
962
Global Partners, LP / GLP Finance Corp. 01/03/24 141,000 100.00 141
144
goeasy, Ltd. 05/12/21 187,000 100.48 188
186
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,078,061 99.96 1,078
849
Graphic Packaging International LLC 07/06/21 244,000 100.75 246
228
Gray Television, Inc. 10/26/21 201,000 100.00 201
120
Gray Television, Inc. 02/13/24 44,000 93.34 41
43
Great Wolf Trust 04/26/24 500,000 99.75 499
500
Greenland Global Investment, Ltd. 01/10/18 488,959 96.84 474
73
Greenland Global Investment, Ltd. 09/07/21 817,152 84.84 693
124
Greensaif Pipelines Bidco SARL 07/17/24 274,000 100.00 274
274
Grifols Escrow Issuer SA 09/28/21 EUR 400,000 110.30 441
394
GrubHub, Inc. 10/12/21 492,000 97.35 474
458
Grupo Bimbo SAB de CV 12/07/23 49,000 89.16 44
44
GS Mortgage Securities Trust 08/01/19 872,355 105.56 921
827
GS Mortgage Securities Trust 03/12/21 752,296 101.33 762
604
GS Mortgage Securities Trust 05/14/21 364,260 96.87 353
286
GS Mortgage Securities Trust 06/03/21 876,035 103.69 908
789
GS Mortgage Securities Trust 06/15/21 783,096 100.49 787
628
GS Mortgage Securities Trust 06/15/21 800,000 100.87 807
569
GS Mortgage Securities Trust 09/22/21 958,068 100.84 966
765
GS Mortgage Securities Trust 12/06/21 459,747 96.58 444
351
GS Mortgage Securities Trust 01/10/22 848,151 97.46 827
676
GS Mortgage Securities Trust 03/08/23 500,000 99.83 499
503
Guatemala Government International Bond 07/29/24 59,000 100.00 59
59
Harvest Midstream I, LP 08/05/20 1,206,000 101.40 1,223
1,220
Hawaii Hotel Trust 01/23/24 500,000 98.56 493
498
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 1,008,000 100.87 1,017
1,089
Hazine Mustesarligi Varlik Kiralama AS 04/02/24 200,000 105.27 211
216
HC2 Holdings, Inc. 03/03/21 263,000 100.01 263
215
Heathrow Finance PLC 05/14/24 GBP 300,000 124.85 375
388
Helios Issuer LLC 10/26/18 577,476 99.98 577
491
Helios Issuer LLC 10/26/18 793,141 99.98 793
726
Helios Issuer LLC 06/15/20 331,467 99.99 331
310
Herbalife Nutrition, Ltd. 08/22/23 242,000 98.40 238
241
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 258,000 92.65 239
244
HLF Financing SARL LLC / Herbalife International, Inc. 05/03/23 959,000 79.02 749
657
HLF Financing SARL LLC / Herbalife International, Inc. 04/05/24 713,000 97.81 697
717
HLTN Commercial Mortgage Trust 05/31/24 500,000 99.75 499
499
Holdco LLC 07/25/22 782,000 89.67 701
798
Holding d'Infrastructures des Metiers de l'Environnement 06/19/24 EUR 390,000 109.79 428
426
Holding d'Infrastructures des Metiers de l'Environnement 09/20/24 EUR 10,000 97.32 10
9
Hologic, Inc. 01/28/21 183,000 103.40 189
179
House of Fraser Funding PLC 06/13/17 GBP 400,000 103.15 413
—
Howard Hughes Corp. (The) 02/18/21 252,000 103.60 261
245
Huarong Finance 2017 Co., Ltd. 06/08/21 200,000 87.30 175
196
Hungary Government International Bond 07/19/23 675,000 101.77 687
695
Hungary Government International Bond 01/03/24 302,000 97.98 296
291
Hungary Government International Bond 07/25/24 498,000 99.31 495
480
IHO Verwaltungs GmbH 03/24/23 EUR 150,000 106.78 160
173
Iliad SA 03/01/23 EUR 100,000 104.00 104
115
Iliad SA 04/30/24 EUR 150,000 106.72 160
174
IMA Industria Macchine Automatiche SpA 04/11/24 EUR 230,000 107.24 247
252
Imperial Fund Mortgage Trust 04/14/22 374,205 99.99 374
370

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 293
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Infraestructura Energetica Nova SAPI de CV 06/03/22 76,000 95.63 73
72
InRetail Consumer 02/07/24 97,000 91.16 88
90
Instituto Costarricense de Electricidad 02/07/18 561,000 82.07 460
521
International Airport Finance SA 01/11/22 15,760 107.57 17
17
International Flavors & Fragrances, Inc. 08/05/24 136,000 92.08 125
125
Intesa Sanpaolo SpA 09/02/21 290,000 104.19 302
224
Intesa Sanpaolo SpA 09/21/22 EUR 410,000 100.54 412
451
Intesa Sanpaolo SpA 12/06/23 130,000 96.32 125
126
INTOWN Mortgage Trust 11/01/23 500,000 99.97 500
501
IQVIA, Inc. 12/09/19 260,000 102.23 266
257
Iron Mountain, Inc. 05/12/21 193,000 101.28 195
186
ITC Holdings Corp. 04/16/24 127,000 98.39 125
127
ITT Holdings LLC 06/23/21 480,000 99.96 480
444
Ivory Coast Government International Bond 01/23/24 350,000 98.16 344
348
J.G. Wentworth XLII LLC 10/02/18 427,744 99.97 428
394
JB Poindexter & Co., Inc. 12/07/23 649,000 100.52 652
681
JDE Peet's NV 12/07/23 78,000 91.89 72
72
Jefferson Capital Holdings LLC 07/28/21 763,000 99.40 758
761
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
373
Jordan Government International Bond 04/04/23 172,000 99.08 170
175
Jordan Government International Bond 01/17/24 264,000 99.03 261
269
JPMorgan Commercial Mortgage Securities Trust 09/20/24 250,000 99.69 249
249
JPMorgan Mortgage Trust 12/06/18 741,034 90.74 672
686
JPMorgan Mortgage Trust 01/18/19 24,234 99.93 24
23
JPMorgan Mortgage Trust 03/22/19 18,783 101.02 19
18
JPMorgan Mortgage Trust 01/24/20 312,180 103.96 325
276
JPMorgan Mortgage Trust 01/28/20 51,996 101.60 53
46
JPMorgan Mortgage Trust 01/30/20 351,065 101.00 355
307
JPMorgan Mortgage Trust 06/02/20 139,030 101.87 142
122
JPMorgan Mortgage Trust 07/15/20 640,017 103.59 663
624
JPMorgan Mortgage Trust 07/21/20 406,233 106.50 433
349
JPMorgan Mortgage Trust 08/20/20 240,808 105.07 253
220
JPMorgan Mortgage Trust 10/28/20 155,942 102.94 161
132
JPMorgan Mortgage Trust 11/10/20 60,936 102.61 63
55
JPMorgan Mortgage Trust 12/07/20 35,592 103.83 37
35
JPMorgan Mortgage Trust 01/19/21 292,888 103.10 302
236
JPMorgan Mortgage Trust 05/21/21 214,616 100.94 217
174
JPMorgan Mortgage Trust 04/27/22 425,321 90.90 387
351
JPMorgan Mortgage Trust 09/21/23 983,976 91.86 904
956
JPMorgan Mortgage Trust 09/21/23 665,049 97.65 649
660
JPMorgan Mortgage Trust 04/17/24 870,670 99.70 868
870
JPMorgan Mortgage Trust 10/29/24 1,000,000 97.06 971
971
Kaixo Bondco Telecom SA 09/02/22 EUR 400,000 86.06 344
435
KAR Auction Services, Inc. 01/29/24 177,000 99.57 176
176
Kazakhstan Government International Bond 10/03/24 268,000 100.00 268
261
KazMunayGas National Co. JSC 10/19/18 416,000 85.24 355
368
KazMunayGas National Co. JSC 12/01/23 338,000 95.59 323
325
KBC Groep NV 02/07/24 116,000 101.12 117
118
KCA Deutag UK Finance PLC 10/26/20 592,645 100.47 595
595
KEB Hana Bank 06/04/24 50,000 93.72 47
48
Kennedy Wilson Europe Real Estate, Ltd. 03/26/24 EUR 200,000 104.94 210
212
Kenya Government International Bond 02/12/24 331,000 97.47 323
332
KeySpan Gas East Corp. 07/24/23 82,000 94.55 78
79
Kingston Airport Revenue Finance, Ltd. 09/25/24 299,000 99.97 299
305
Kodiak Gas Services, Inc. 07/09/24 220,000 102.76 226
226
Kondor Finance PLC 01/28/21 701,000 97.93 687
591
KSL Commercial Mortgage Trust 12/04/23 587,708 99.76 586
588
LABL, Inc. 04/05/24 197,000 98.99 195
195
Lamar Funding, Ltd. 06/14/17 490,000 99.60 488
485
Lamb Weston Holdings, Inc. 11/02/21 202,000 100.21 202
185
Landsea Homes Corp. 03/19/24 1,139,000 100.00 1,139
1,166
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 381,000 100.91 384
357
Lebanon Government International Bond 02/14/19 213,000 98.36 210
18
Lebanon Government International Bond 10/31/22 935,000 8.17 76
79

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Level 3 Financing, Inc. 03/31/23 315,000 100.70 317
345
Level 3 Financing, Inc. 01/26/24 1,657,000 103.21 1,703
1,870
LG Energy Solution, Ltd. 06/04/24 115,000 100.14 115
116
Liberty Mutual Group, Inc. 05/03/22 51,000 127.92 65
56
Life Time, Inc. 04/21/23 456,000 98.17 448
458
Life Time, Inc. 07/28/23 200,000 99.06 198
200
LifePoint Health, Inc. 07/31/23 995,000 100.19 997
1,088
LifePoint Health, Inc. 09/29/23 712,000 100.00 712
794
LifePoint Health, Inc. 05/09/24 333,000 100.00 333
356
Lightning Power LLC 08/07/24 495,000 101.28 501
515
Live Nation Entertainment, Inc. 04/08/20 785,000 97.50 765
764
Lumen Technologies, Inc. 05/03/23 238,875 80.29 192
238
LYB Finance Co. BV 12/07/23 77,000 105.27 81
82
Madison IAQ LLC 04/05/24 190,000 91.25 173
180
Madison Park Funding XXXI, Ltd. 05/30/24 250,000 100.00 250
251
Magic Mergeco, Inc. 04/05/24 697,000 65.94 456
372
Mahle GmbH 04/24/24 EUR 250,000 107.00 267
264
Maison Finco PLC 10/06/21 GBP 365,000 135.89 496
455
Mangrove LuxCo III SARL 07/04/24 EUR 350,000 107.10 375
384
Market Bidco Finco PLC 10/15/24 GBP 250,000 124.86 312
310
Marks & Spencer PLC 09/27/18 111,000 107.49 119
120
Marks & Spencer PLC 04/05/23 GBP 390,000 120.01 468
488
MasTec, Inc. 06/27/22 1,270,000 93.88 1,192
1,227
Mattamy Group Corp. 04/29/20 620,000 93.24 578
580
Mattel, Inc. 07/24/23 125,000 96.30 120
122
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 94.45 762
825
Mauser Packaging Solutions Holding Co. 01/30/23 542,000 100.00 542
557
Mauser Packaging Solutions Holding Co. 08/10/23 248,000 99.76 247
251
Mazoon Assets Co. SAOC 10/02/24 254,000 99.74 253
253
mBank SA 07/03/23 EUR 200,000 92.37 185
206
Medline Borrower, LP 04/20/22 164,000 93.17 153
154
Medline Borrower, LP 05/03/23 167,000 88.43 148
162
Mello Mortgage Capital Acceptance 01/24/20 860,750 104.73 901
808
Mexico City Airport Trust 01/28/21 225,000 100.60 226
187
MF1 Multifamily Housing Mortgage Trust 02/13/23 500,000 94.16 471
478
MHC Commercial Mortgage Trust 12/12/23 320,000 97.26 311
317
MHP 03/26/24 273,484 99.50 272
271
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 590,000 88.14 520
557
MISC Capital Two Labuan, Ltd. 10/03/23 125,000 94.31 118
122
Mobico Group PLC 09/25/24 GBP 100,000 121.12 121
116
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 104.24 212
230
Molina Healthcare, Inc. 05/28/20 164,000 100.00 164
157
Molina Healthcare, Inc. 06/09/21 203,000 102.05 207
184
Mongolia Government International Bond 11/29/23 200,000 100.22 200
211
Monitchem HoldCo 3 SA 04/20/23 EUR 245,000 109.64 269
270
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 94.25 236
225
Morgan Stanley Capital I Trust 06/05/19 377,000 88.03 332
293
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 496,901 103.75 516
521
Mosaic Solar Loan Trust 11/27/18 57,369 98.56 57
50
Mosaic Solar Loan Trust 11/27/18 149,641 99.07 148
139
Mosaic Solar Loan Trust 06/12/20 192,543 99.98 192
165
Mosaic Solar Loan Trust 03/10/21 561,028 99.47 558
449
Mosaic Solar Loan Trust 03/24/21 219,497 100.13 220
180
Mosaic Solar Loan Trust 06/15/21 341,667 99.55 340
253
Motion Finco SARL 08/16/24 EUR 200,000 111.32 223
217
MPH Acquisition Holdings LLC 05/03/23 167,000 81.74 137
114
MTR Corp., Ltd. 07/26/22 289,000 89.04 257
247
Mundys SpA 12/17/21 EUR 375,000 102.04 383
393
MVM Energetika Zrt. 01/23/24 435,000 103.12 449
458
Nabors Industries, Inc. 01/07/20 163,000 97.73 159
155
Nakilat, Inc. 06/15/17 296,659 109.99 326
315
Navient Private Education Refi Loan Trust 11/03/20 127,449 99.99 127
119
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
347
Navoi Mining & Metallurgical Combinat 10/09/24 200,000 100.00 200
201
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP 01/12/22 225,000 99.71 224
207

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Neptune Bidco US, Inc. 08/15/24 300,000 99.02 297
281
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
501
Neuberger Berman Loan Advisers CLO 27, Ltd. 06/27/24 550,000 100.00 550
555
New Enterprise Stone & Lime Co., Inc. 09/29/21 323,000 100.00 323
313
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 105.20 605
584
New Fortress Energy, Inc. 01/29/24 121,000 97.38 118
112
New York State Electric & Gas Corp. 10/17/23 58,000 94.29 55
56
News Corp. 05/12/21 193,000 100.57 194
180
Nexi SpA 08/02/24 EUR 400,000 94.17 377
376
NGG Finance PLC 11/09/21 EUR 600,000 91.09 547
623
NGL Energy Operating LLC 01/25/24 300,000 100.00 300
302
NGL Energy Operating LLC 01/25/24 530,000 100.00 530
535
NGPL PipeCo LLC 03/03/22 103,000 129.39 133
117
Nigeria Government International Bond 10/13/22 802,000 73.08 586
677
Nigeria Government International Bond 10/10/24 400,000 97.89 392
385
nogaholding Sukuk, Ltd. 07/21/21 247,000 103.07 255
245
Northriver Midstream Finance LP 08/07/24 55,000 100.89 55
56
NRG Energy, Inc. 05/20/24 133,000 91.07 121
123
NXPT Commercial Mortgage Trust 10/01/24 500,000 98.50 493
483
Oaktree CLO, Ltd. 08/23/24 250,000 100.00 250
250
Ocado Group PLC 03/30/23 GBP 800,000 110.78 886
968
Ocado Group PLC 08/01/23 GBP 400,000 108.05 432
437
Ocado Group PLC 08/01/24 GBP 230,000 127.41 293
296
OCP CLO, Ltd. 08/07/24 500,000 100.00 500
501
OCP SA 07/21/21 126,000 121.98 154
124
OCP SA 04/24/24 496,000 97.83 485
513
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 98.35 984
1,003
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.79 247
250
Office Properties Income Trust 01/03/23 331,000 103.72 343
280
OI European Group BV 05/12/23 EUR 255,000 108.51 277
286
Oil and Gas Holding Co. BSCC (The) 06/18/20 340,000 104.46 355
350
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
175
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 102.57 205
210
Olympus Water US Holding Corp. 06/06/24 610,000 100.00 610
626
Olympus Water US Holding Corp. 07/09/24 287,000 105.92 304
305
Oman Government International Bond 10/26/22 617,000 100.00 617
641
Oman Government International Bond 10/23/24 200,000 108.30 217
213
OmGrid Funding, Ltd. 10/05/17 277,000 100.16 277
275
ONE Hotels GmbH 05/02/24 EUR 115,000 107.27 123
133
Onslow Bay Financial LLC 01/15/20 99,701 101.55 101
88
Onslow Bay Financial LLC 04/29/22 1,100,000 96.89 1,066
1,058
Onslow Bay Financial LLC 02/16/23 414,362 96.21 399
395
Onslow Bay Financial LLC 09/25/24 129,338 101.09 131
130
Ontario Gaming GTA LP 07/20/23 938,000 100.86 944
964
Ooredoo International Finance, Ltd. 10/03/24 230,000 99.30 228
223
Ooredoo QPSC 12/14/22 268,000 95.20 255
247
Open Text Corp. 01/28/21 244,000 101.25 247
229
Open Text Holdings, Inc. 08/16/21 235,000 102.93 242
216
Optics Bidco SpA 07/01/24 281,000 105.27 296
299
OQ SAOC 07/21/21 443,000 100.20 444
441
Orange SA 07/18/23 EUR 400,000 109.76 439
460
Orsted A/S 02/27/24 EUR 500,000 109.97 550
560
Orsted A/S 05/07/24 GBP 245,000 92.81 227
232
Oschadbank Via SSB #1 PLC 09/02/15 37,500 93.05 35
36
Pakistan Government International Bond 02/06/24 200,000 64.85 130
159
Pakistan Government International Bond 09/03/24 267,000 87.77 234
241
Pakistan Water and Power Development Authority 08/25/21 765,000 78.90 604
594
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,264
Paraguay Government International Bond 06/28/23 320,000 99.99 320
323
Paraguay Government International Bond 04/02/24 200,000 99.62 199
202
PCF GmbH 10/29/24 EUR 300,000 92.88 279
280
Pennsylvania Electric Co. 07/24/23 76,000 99.30 75
76
Performance Food Group Co. 03/03/21 240,000 102.77 247
238
Performance Food Group, Inc. 10/10/24 148,000 101.24 150
149
Pernod Ricard International Finance LLC 10/02/24 134,000 90.51 121
119

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.38 266
250
Petroleos de Venezuela SA 02/29/24 742,612 15.41 114
72
Petroleos de Venezuela SA 05/28/24 1,375,861 102.37 1,408
133
Petroleos del Peru SA 10/05/17 1,532,000 80.49 1,241
997
Petroleos Mexicanos 07/11/19 597,000 79.86 477
400
Petroleos Mexicanos 03/22/22 EUR 250,000 104.12 260
252
Petroleos Mexicanos 09/19/23 EUR 200,000 94.64 189
207
Petroleos Mexicanos 04/23/24 GBP 150,000 118.77 178
186
Petroleos Mexicanos 05/20/24 EUR 200,000 99.93 200
201
Petronas Capital, Ltd. 09/20/22 1,672,000 86.66 1,450
1,419
Petronas Capital, Ltd. 10/31/23 684,000 66.80 457
475
PetSmart LLC 01/29/21 817,000 99.49 813
793
Pike Corp. 09/13/21 991,000 94.93 941
970
Pinewood Finance Co., Ltd. 05/15/24 GBP 500,000 127.10 636
646
PLT VII Finance SARL 05/30/24 EUR 600,000 108.30 650
672
PMHC II, Inc. 10/07/24 459,000 94.17 432
430
PRA Group, Inc. 11/09/21 991,000 94.84 940
897
PRA Group, Inc. 02/14/23 200,000 100.45 201
206
PRA Group, Inc. 05/15/24 414,000 100.00 414
430
PRA Health Sciences, Inc. 01/08/24 45,000 95.30 43
43
Prestige Brands Holdings, Inc. 04/05/24 227,000 97.39 221
223
Primose Funding LLC 03/30/21 962,500 101.80 980
942
Privatbank CJSC Via UK SPV Credit Finance PLC 01/22/16 1,577,000 61.49 970
8
PROG Holdings, Inc. 11/10/21 770,000 100.04 770
746
ProGroup AG 03/20/24 EUR 250,000 109.21 273
264
Prosus NV 12/02/20 142,000 105.69 150
130
PTC, Inc. 03/03/21 157,000 101.84 160
150
PTTEP Canada International Finance, Ltd. 06/15/17 370,000 124.51 461
410
Qatar Government International Bond 02/16/23 877,000 99.47 872
882
Qatar Government International Bond 05/21/24 384,000 99.48 382
389
Qatar Government International Bond 05/21/24 352,000 99.54 350
356
Qatar Petroleum 07/26/22 573,000 91.03 522
493
RAC Bond Co. PLC 10/21/21 GBP 250,000 137.88 345
313
Radiology Partners, Inc. 11/19/21 1,080,264 92.68 1,001
1,072
Radiology Partners, Inc. 08/20/24 923,810 88.04 813
874
Radnor RE, Ltd. 06/18/21 255,561 100.00 256
257
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 96.27 615
655
RCKT Mortgage Trust 02/06/20 183,727 100.68 185
155
RCKT Mortgage Trust 03/11/21 141,681 101.57 144
114
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.02 275
256
Reliance Industries, Ltd. 02/07/24 125,000 96.74 121
121
Renault SA 10/19/20 EUR 510,000 111.11 567
541
Renault SA 03/21/22 EUR 100,000 106.53 107
106
Renault SA 06/18/24 EUR 200,000 99.19 198
203
Republic of Angola Government International Bond 09/20/24 738,000 91.34 674
675
Republic of Azerbaijan Government International Bond 09/21/22 384,000 85.38 328
333
Republic of Guatemala Government International Bond 07/17/24 506,000 101.58 514
513
Republic of Kenya Government International Bond 04/02/24 200,000 101.54 203
201
Republic of Serbia Government International Bond 06/05/24 417,000 97.92 408
418
Republic of Uzbekistan Government International Bond 05/21/24 200,000 98.69 197
198
Republic of Zambia Government International Bond 06/28/24 109,306 48.97 54
59
Republic of Zambia Government International Bond 06/28/24 118,423 87.78 104
104
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 582,000 91.68 534
513
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 93.58 95
86
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 463,000 82.35 389
408
RFM Re-REMIC Trust 08/03/22 560,000 79.68 446
462
RFM Re-REMIC Trust 08/03/22 1,000,000 79.82 798
900
RFM Re-REMIC Trust 08/03/22 1,482,532 85.25 1,264
1,317
RFM Re-REMIC Trust 08/03/22 1,210,000 86.72 1,049
1,085
ROCC Trust 10/17/24 250,000 100.00 250
249
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 310,000 88.44 274
276
Rockies Express Pipeline LLC 05/06/20 273,000 94.22 257
252
Rockies Express Pipeline LLC 02/02/22 357,000 101.44 362
338
Rockies Express Pipeline LLC 04/02/24 665,000 93.66 623
625
Rogers Communications, Inc. 05/02/23 729,000 94.15 686
713

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Roller Bearing Co. of America, Inc. 01/11/22 199,000 101.51 202
187
Rolls-Royce PLC 03/01/23 261,000 97.29 254
257
Romania Government International Bond 02/12/24 990,000 70.24 695
665
Romania Government International Bond 09/19/24 866,000 98.99 857
816
Rossini Sarl 07/11/24 EUR 180,000 108.66 196
206
Royal Caribbean Cruises, Ltd. 08/11/21 762,000 99.62 760
763
Royal Caribbean Cruises, Ltd. 01/04/22 508,000 96.90 492
507
Royal Caribbean Cruises, Ltd. 03/30/23 327,000 90.68 297
327
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 475,000 100.00 475
128
Russian Agricultural Bank OJSC Via RSHB Capital SA 11/09/18 200,000 100.00 200
54
RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,046
—
SA Global Sukuk, Ltd. 12/14/22 327,000 90.13 295
285
Sabre GLBL, Inc. 01/11/24 912,000 94.62 863
880
Sabre GLBL, Inc. 10/21/24 120,000 103.72 124
123
Saudi Arabian Oil Co. 12/14/22 619,000 93.28 577
544
Saudi Arabian Oil Co. 07/10/24 664,000 97.64 648
637
Saudi Electricity Global Sukuk Co. 05/09/19 51,000 108.03 55
50
Saudi Government International Bond 01/08/24 1,327,000 99.25 1,317
1,319
Saudi Government International Bond 05/21/24 609,000 97.28 592
590
Schaeffler AG 03/23/23 EUR 220,000 103.47 228
237
Sealed Air Corp. 10/26/16 497,000 104.22 518
526
Seaspan Corp. 07/09/21 1,189,000 92.95 1,105
1,131
Senegal Government International Bond 07/31/19 250,000 96.84 242
176
Sequoia Mortgage Trust 09/17/19 50,749 101.62 52
47
Sequoia Mortgage Trust 10/08/19 51,981 101.23 53
46
Sequoia Mortgage Trust 11/14/19 810,097 102.68 832
715
Sequoia Mortgage Trust 06/22/22 471,464 84.54 399
381
Singapore Telecommunications, Ltd. 06/09/22 218,000 120.91 264
252
Sirius XM Radio, Inc. 01/11/22 229,000 99.44 228
220
Sirius XM Radio, Inc. 05/03/23 83,000 90.84 75
81
Sirius XM Radio, Inc. 09/24/24 184,000 86.99 160
158
Sitio Royalties Operating Partnership, LP / Sitio Finance Corp. 07/09/24 217,000 103.72 225
225
SK Hynix, Inc. 07/24/23 101,000 94.66 96
97
Smithfield Foods, Inc. 05/06/24 125,000 96.52 121
122
SMRT Trust 05/02/22 1,400,000 97.34 1,363
1,325
Societe Generale SA 07/24/23 133,000 92.75 123
126
SoFi Professional Loan Program LLC 10/30/18 400,000 95.96 384
374
SoFi Professional Loan Program LLC 10/30/18 291,033 96.30 280
284
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
546
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
856
SoFi Professional Loan Program Trust 03/15/19 850,000 100.34 853
795
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
501
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
264
Sonic Capital LLC 01/15/20 527,083 100.00 527
506
Sonic Capital LLC 07/29/21 581,500 100.00 581
473
Sound Point CLO, Ltd. 03/24/21 384,077 100.00 384
386
Spirit AeroSystems, Inc. 01/24/24 777,000 104.95 815
863
Sri Lanka Government International Bond 02/22/23 811,000 47.17 383
509
Standard Chartered PLC 10/14/16 415,000 122.61 507
441
Standard Chartered PLC 07/24/23 130,000 93.03 121
124
Standard Industries, Inc. 10/19/20 EUR 288,000 103.82 299
303
Standard Industries, Inc. 04/21/22 314,000 91.43 287
289
Stantec, Inc. 04/19/21 314,551 101.67 320
251
Staples, Inc. 05/23/24 210,000 99.12 208
203
Starwood Property Trust, Inc. 01/11/22 231,000 99.61 230
222
State Oil Co. of Azerbaijan Republic 10/05/17 233,000 105.17 245
244
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 833,000 99.15 826
831
Summer (BC) Holdco A SARL 11/09/20 EUR 360,421 112.39 405
393
Sunnova Helios Issuer LLC 11/20/20 309,019 99.98 309
250
Sunnova Sol III Issuer LLC 06/11/21 718,985 99.96 719
558
Sunrun Xanadu Issuer 05/31/19 361,785 99.99 362
339
Superior Plus Corp. 05/11/22 135,000 92.91 125
125
Suzano Austria GmbH 01/08/24 74,000 100.65 74
75
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.69 488
501

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Talen Energy Supply LLC 04/28/23 793,000 100.64 798
855
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 07/09/24 277,000 100.83 279
278
TC Ziraat Bankasi AS 05/06/22 617,000 95.83 591
615
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
301
Techem Verwaltungsgesellschaft 674 GmbH 07/19/18 EUR 241,779 113.53 274
263
Teleflex, Inc. 01/28/21 156,000 102.83 160
150
Telefonica Europe BV 04/29/22 EUR 200,000 95.29 191
212
Telefonica Europe BV 01/26/23 EUR 300,000 104.63 314
351
Telefonica SA 11/24/22 EUR 200,000 87.42 175
208
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 250,000 97.10 243
260
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 560,000 89.97 504
557
Texas Eastern Transmission, LP 12/05/19 74,000 101.52 75
70
TKC Holdings, Inc. 04/05/24 232,000 97.39 226
228
Topaz Solar Farms LLC 04/02/24 571,171 99.66 569
565
TransDigm, Inc. 07/09/24 243,000 101.61 247
248
TransDigm, Inc. 09/05/24 580,000 100.00 580
575
Transnet SOC, Ltd. 10/17/23 352,000 96.23 339
358
Travelex Financing PLC 06/13/17 EUR 1,400,000 — 1,657
—
Travelex Issuerco, Ltd. 08/06/20 GBP 2,427,170 128.54 3,120
3,286
Trinidad & Tobago Government International Bond 09/11/23 310,000 99.36 308
309
Trinidad Generation UnLtd 08/16/19 468,000 101.18 474
458
Triton Container International, Ltd. 02/19/21 347,708 99.84 347
310
Triumph Group, Inc. 02/28/23 337,000 99.93 337
351
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 98.18 441
447
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 101.00 401
417
TVL Finance PLC 04/21/23 GBP 100,000 123.12 123
134
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 85.00 2,210
1,709
UBS Group AG 07/24/23 131,000 92.33 121
125
UGI International LLC 08/31/23 EUR 750,000 92.31 692
750
Ukraine Government International Bond 04/23/15 195,000 44.24 86
141
Ukraine Government International Bond 08/30/24 149,083 41.34 62
73
Ukraine Government International Bond 08/30/24 923,490 44.26 409
427
Ukraine Government International Bond 08/30/24 120,937 60.32 73
73
Ukraine Government International Bond 10/10/24 63,898 43.80 28
31
Ukraine Government International Bond 10/10/24 91,767 57.24 53
55
UniCredit SpA 05/08/20 205,000 104.71 215
214
UniCredit SpA 04/02/24 339,000 97.69 331
338
United Airlines, Inc. 07/09/24 210,000 97.52 205
206
United Group BV 01/23/20 EUR 300,000 110.56 332
315
United Group BV 01/26/21 EUR 100,000 121.19 121
107
United Group BV 07/20/21 EUR 300,000 117.83 353
320
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.56 364
311
Univision Communications, Inc. 04/21/22 147,000 100.97 148
146
Univision Communications, Inc. 08/10/23 149,000 100.34 149
151
US Foods, Inc. 03/03/21 253,000 100.98 255
244
UWM Mortgage Trust 05/27/21 733,634 100.48 737
592
Uzbekneftegaz JSC 01/23/24 201,000 85.41 172
176
Valeo SA 09/28/21 EUR 400,000 107.73 431
424
Var Energi ASA 07/24/23 111,000 103.11 114
118
Var Energi ASA 11/08/23 EUR 350,000 108.21 379
418
Venezuela Government International Bond 03/19/24 575,000 18.30 105
83
Venezuela Government International Bond 07/30/24 154,000 15.32 24
19
Venezuela Government International Bond 09/06/24 342,900 15.57 53
53
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
1,001
Venture Global Calcasieu Pass LLC 07/29/21 567,000 97.39 551
516
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
218
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
408
Venture Global LNG, Inc. 04/05/24 447,000 103.16 461
464
Verde CLO, Ltd. 08/14/24 300,000 100.00 300
300
Verisure Midholding AB 01/15/21 EUR 300,000 120.79 362
326
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 776,000 100.09 777
738
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
693
Verus Securitization Trust 06/22/22 452,918 88.54 401
385
VICI Properties, Inc. 07/06/22 126,000 94.61 119
123
Videotron, Ltd. 04/05/24 104,000 98.15 102
103

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Virgin Media Finance PLC 06/03/20 GBP 250,000 125.83 315
300
Vistra Operations Co. LLC 03/06/24 124,000 96.00 119
120
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
232
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
276
Vodafone Group PLC 10/19/20 GBP 250,000 136.74 342
320
Vodafone Group PLC 02/03/21 EUR 750,000 94.81 711
758
Vodafone Group PLC 01/30/23 EUR 200,000 101.17 202
220
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.31 93
104
Volkswagen Group of America Finance LLC 08/29/23 EUR 200,000 108.86 218
244
VTB Bank 10/18/18 714,000 — 750
—
Wayfair LLC 10/21/24 313,000 101.56 318
317
Weatherford International, Ltd. 10/14/21 792,000 100.05 781
819
Weir Group PLC (The) 01/08/24 66,000 95.30 63
63
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 86.12 336
317
Wells Fargo Commercial Mortgage Trust 04/17/24 500,000 63.76 319
358
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 82.47 371
393
Wells Fargo Commercial Mortgage Trust 05/06/24 500,000 86.69 433
423
Wells Fargo Mortgage Backed Securities Trust 02/14/20 18,356 100.74 18
16
Wells Fargo Mortgage Backed Securities Trust 08/10/20 155,944 102.87 160
133
Wells Fargo Mortgage Backed Securities Trust 09/17/20 206,200 102.19 211
179
Wells Fargo Mortgage Backed Securities Trust 03/12/21 697,110 101.31 706
566
Wendy's Funding LLC 03/26/19 466,189 99.05 462
445
WEPA Hygieneprodukte GmbH 05/09/23 EUR 200,000 98.54 197
211
WEPA Hygieneprodukte GmbH 01/17/24 EUR 100,000 108.12 108
112
Werner FinCo, LP / Werner FinCo, Inc. 07/09/24 211,000 108.26 228
234
Williams Scotsman International, Inc. 01/28/21 188,000 102.11 192
180
Wilsonart LLC 07/25/24 607,000 100.00 607
598
Wintershall Dea Finance 2 BV 02/24/23 EUR 400,000 86.77 347
402
Wintershall Dea Finance 2 BV 07/27/23 EUR 300,000 94.52 284
314
Wipro IT Services LLC 07/24/23 101,000 93.83 95
96
Wizz Air Finance Co. BV 10/31/23 EUR 405,000 101.23 410
424
World Acceptance Corp. 01/11/22 207,000 100.18 207
205
Worldline SA 10/01/24 EUR 227,000 122.37 278
235
XPO, Inc. 07/25/23 118,000 99.27 117
120
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 02/10/21 414 84.25 —
—
YPF SA 03/08/23 250,000 84.20 210
244
YPF SA 01/23/24 332,000 94.27 313
337
Zaxbys Funding LLC 05/03/24 448,875 100.00 449
456
Zaxbys Funding LLC 05/13/24 725,625 88.09 639
658
Zayo Group Holdings, Inc. 10/10/24 576,000 88.79 511
494
Zegona Finance PLC 07/10/24 EUR 460,000 108.29 498
526
ZF Europe Finance BV 03/30/22 EUR 600,000 99.74 591
581
ZF Europe Finance BV 11/14/22 EUR 200,000 98.85 198
212
ZF Europe Finance BV 06/02/23 EUR 200,000 97.96 196
205
ZF Europe Finance BV 09/06/23 EUR 200,000 106.81 214
223
ZF NA Capital, Inc. 05/04/20 253,000 99.32 251 251
307,718
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bobl Futures 43 EUR 5,081 12/24
(50)
Long Gilt Futures 99 GBP 9,310 12/24
(568)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 2 Year Treasury Note Futures 780 USD 160,637 12/24
(1,341)
United States 5 Year Treasury Note Futures 164 USD 17,586 12/24
(433)
United States 10 Year Treasury Note Futures 155 USD 17,556 12/24
(655)
United States Treasury Long Bond Futures 25 USD 2,949 12/24
(165)
United States Treasury Ultra Bond Futures 24 USD 3,015 12/24 (200)
Short Positions
Euro-Bund Futures 114 EUR 15,025 12/24
200
Japanese 10 Year Government Bond Futures 13 JPY 1,874,470 12/24
23
Japanese 10 Year Mini Government Bond Futures 8 JPY 115,208 12/24
—
United States 2 Year Treasury Note Futures 122 USD 25,125 12/24
205
United States 5 Year Treasury Note Futures 77 USD 8,257 12/24
198
United States 10 Year Treasury Note Futures 249 USD 27,678 12/24
969
United States Treasury Long Bond Futures 73 USD 8,611 12/24
491
United States Treasury Ultra Bond Futures 8 USD 1,005 12/24 68
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,258)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 928 CZK 21,589 11/08/24 —
Bank of America USD 1,544 EUR 1,419 12/11/24 2
Bank of America USD 921 HKD 7,157 11/08/24 —
Bank of America USD 918 HUF 344,553 11/08/24 —
Bank of America USD 655 JPY 99,942 11/08/24 3
Bank of America USD 276 MXN 5,538 11/08/24 1
Bank of America USD 2,283 NOK 24,119 11/08/24 (90)
Bank of America USD 875 PLN 3,505 11/08/24 1
Bank of America USD 1,566 SGD 2,071 11/08/24 3
Bank of America USD 643 THB 21,781 11/08/24 3
Bank of America USD 13 TRY 447 11/08/24 —
Bank of America USD 1,497 TRY 53,220 11/08/24 51
Bank of America USD 1,505 TRY 53,667 12/11/24 3
Bank of America USD 1,545 ZAR 26,825 11/08/24 (24)
Bank of America USD 644 ZAR 11,415 12/11/24 1
Bank of America CZK 937 USD 40 11/08/24 —
Bank of America CZK 20,652 USD 901 11/08/24 14
Bank of America CZK 21,589 USD 928 12/11/24 —
Bank of America EUR 1,419 USD 1,542 11/08/24 (2)
Bank of America HKD 7,142 USD 920 11/08/24 1
Bank of America HKD 7,157 USD 921 12/11/24 —
Bank of America HUF 344,553 USD 918 11/08/24 —
Bank of America HUF 344,553 USD 916 12/11/24 —
Bank of America JPY 99,942 USD 658 12/11/24 (3)
Bank of America MXN 5,363 USD 275 11/08/24 7
Bank of America MXN 5,538 USD 274 12/11/24 (1)
Bank of America PLN 3,505 USD 901 11/08/24 25
Bank of America SEK 16,280 USD 1,590 11/08/24 62

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America SGD 2,006 USD 1,556 11/08/24 36
Bank of America SGD 2,071 USD 1,568 12/11/24 (3)
Bank of America THB 816 USD 24 11/08/24 —
Bank of America THB 20,964 USD 638 11/08/24 17
Bank of America THB 21,781 USD 644 12/11/24 (3)
Bank of America TRY 53,667 USD 1,556 11/08/24 (5)
Bank of America ZAR 11,415 USD 646 11/08/24 (1)
Bank of New York USD 2,293 NOK 25,293 12/11/24 7
Bank of New York EUR 4,674 USD 5,170 12/18/24 77
Bank of New York GBP 704 USD 919 12/18/24 11
Bank of New York NOK 25,293 USD 2,292 11/08/24 (7)
BNP Paribas USD 1,535 COP 6,806,123 12/11/24 (4)
BNP Paribas USD 648 TWD 20,687 11/08/24 (1)
BNP Paribas CAD 256 USD 185 11/29/24 1
BNP Paribas CHF 473 USD 549 11/29/24 (1)
BNP Paribas COP 6,806,123 USD 1,541 11/08/24 4
BNP Paribas EUR 26,989 USD 29,202 11/29/24 (185)
BNP Paribas GBP 9,451 USD 12,254 11/29/24 68
BNP Paribas TWD 20,687 USD 650 12/11/24 —
Citigroup USD 907 CLP 872,724 12/11/24 —
Citigroup USD 2,839 EUR 2,566 11/08/24 (47)
Citigroup USD 874 JPY 126,943 11/08/24 (38)
Citigroup USD 649 KRW 892,696 11/08/24 (1)
Citigroup CLP 872,724 USD 908 11/08/24 —
Citigroup EUR 4,674 USD 5,171 12/18/24 78
Citigroup GBP 704 USD 919 12/18/24 11
Citigroup KRW 892,696 USD 649 12/11/24 (1)
HSBC USD 205 EUR 185 12/18/24 (3)
HSBC USD 1,604 SEK 17,141 11/08/24 5
HSBC CHF 3,310 USD 3,911 11/08/24 75
HSBC EUR 15 USD 16 12/18/24 —
HSBC SEK 17,141 USD 1,607 12/11/24 (5)
JPMorgan Chase USD 3,918 CHF 3,388 11/08/24 8
JPMorgan Chase USD 3,299 GBP 2,487 11/08/24 (93)
JPMorgan Chase CHF 3,388 USD 3,932 12/11/24 (8)
Royal Bank of Canada USD 3,915 GBP 3,015 12/11/24 (27)
Royal Bank of Canada USD 1,598 NZD 2,548 11/08/24 (75)
Royal Bank of Canada AUD 3,342 USD 2,303 11/08/24 104
Royal Bank of Canada EUR 4,674 USD 5,170 12/18/24 76
Royal Bank of Canada GBP 3,015 USD 3,915 11/08/24 27
Royal Bank of Canada GBP 704 USD 920 12/18/24 12
State Street USD 2,291 AUD 3,495 11/08/24 9
State Street USD 646 BRL 3,526 11/08/24 (36)
State Street USD 935 BRL 5,407 11/08/24 —
State Street USD 1,537 BRL 8,933 12/11/24 1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 38 CLP 36,480 11/08/24 —
State Street USD 917 CLP 836,244 11/08/24 (49)
State Street USD 59 COP 259,510 11/08/24 —
State Street USD 1,553 COP 6,546,613 11/08/24 (75)
State Street USD 13 EUR 12 12/18/24 —
State Street USD 22 EUR 20 12/18/24 —
State Street USD 48 EUR 44 12/18/24 —
State Street USD 50 EUR 45 12/18/24 (1)
State Street USD 687 GBP 528 11/08/24 (6)
State Street USD 10 GBP 8 12/18/24 —
State Street USD 18 GBP 14 12/18/24 —
State Street USD 16 MYR 68 11/08/24 —
State Street USD 272 MYR 1,137 11/08/24 (12)
State Street USD 275 MYR 1,205 12/11/24 —
State Street USD 107 NOK 1,174 11/08/24 (1)
State Street USD 88 NZD 147 11/08/24 —
State Street AUD 153 USD 100 11/08/24 —
State Street AUD 3,495 USD 2,292 12/11/24 (9)
State Street BRL 8,933 USD 1,543 11/08/24 (1)
State Street CHF 78 USD 90 11/08/24 —
State Street EUR 1,148 USD 1,247 11/08/24 (1)
State Street EUR 7 USD 8 12/18/24 —
State Street EUR 20 USD 22 12/18/24 —
State Street EUR 20 USD 22 12/18/24 —
State Street EUR 20 USD 22 12/18/24 1
State Street EUR 20 USD 22 12/18/24 —
State Street EUR 35 USD 39 12/18/24 1
State Street GBP 5 USD 7 12/18/24 —
State Street GBP 7 USD 9 12/18/24 —
State Street GBP 10 USD 13 12/18/24 1
State Street GBP 92 USD 123 12/18/24 4
State Street HKD 15 USD 2 11/08/24 —
State Street JPY 226,885 USD 1,483 11/08/24 (11)
State Street KRW 37,809 USD 27 11/08/24 —
State Street KRW 854,888 USD 648 11/08/24 27
State Street MXN 174 USD 9 11/08/24 —
State Street MYR 1,205 USD 275 11/08/24 —
State Street SEK 862 USD 81 11/08/24 —
State Street SGD 64 USD 49 11/08/24 —
State Street TWD 227 USD 7 11/08/24 —
State Street TWD 20,460 USD 644 11/08/24 4
State Street ZAR 15,410 USD 871 11/08/24 (3)
Westpac USD 1,605 NZD 2,695 12/11/24 6
Westpac NZD 2,695 USD 1,605 11/08/24 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 9

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 303
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 15,970 $ 264
$ —
$ 16,234 3.5
Corporate Bonds and Notes — 132,143 —
—
132,143 28.8
International Debt — 122,579 —
—
122,579 26.7
Mortgage-Backed Securities — 69,567 —
—
69,567 15.2
Non-US Bonds — 41,536 —
—
41,536 9.1
Common Stocks
Consumer Discretionary — — —
—
— —
Energy — — 183
—
183 0.1
Financial Services — — —
—
— —
Materials and Processing — — 3,718
—
3,718 0.8
Producer Durables — 180 3,188
—
3,368 0.7
Preferred Stocks — — — — — —
Warrants and Rights — 17 — — 17 —
*
Short-Term Investments — 11,368 408 40,165 51,941 11.3
Total Investments — 393,360 7,761 40,165 441,286 96.2
Other Assets and Liabilities, Net
3.8
100.0
Other Financial Instruments
Assets
Futures Contracts 2,154 — — — 2,154 0.5
Foreign Currency Exchange Contracts — 848 — — 848 0.2
A
Liabilities
Futures Contracts (3,412) — — — (3,412) (0.7)
Foreign Currency Exchange Contracts — (839) — — (839) (0.2)
Total Other Financial Instruments
**
$ (1,258) $ 9 $ — $ — $ (1,249)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 264
Common Stocks
Energy Other* 183
Materials and Processing Discounted cash flow*** Discount rate** 16.5% 3,718
Market approach*** EBITDA multiple**** 8.4x
Discount to guideline comparables 9.7%
Producer Durables Discounted cash flow*** Discount rate** 13.5% 3,188
Market approach*** EBITDA multiple**** 5.35x
Discount to guideline comparables 29.6%
Short-Term Investments Other* 408
Total Investments 7,761
*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2024 were less than 1% of net assets.
**  The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the EBITDA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2024 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2023
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
10/31/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
10/31/2024
Long-Term Fixed Income
Investments
Asset Backed Securities $ 289 $ — $ — $ — $ — $ — $ — $ (25) $ 264 $ (25)
Common Stocks
Energy 184 — — — — — — (1) 183 (1)
Material Processing 3,318 — — — — — — 400 3,718 400
Producer Durables 2,784 — — — — — — 404 3,188 404
Short-Term Investments — — — (2) — 408 — 2 408 2
Total Investments
$ 6,575 $ — $ — $ (2) $ — $ 408 $ — $ 780 $ 7,761 $ 780
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
675
Argentina ............................................................................................
2,277
Australia .............................................................................................
253
Austria ................................................................................................
1,479
Azerbaijan ..........................................................................................
577
Bahrain ...............................................................................................
2,163

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
Amounts in thousands
Country Exposure
Fair Value
$
Belarus ...............................................................................................
407
Belgium ..............................................................................................
575
Bermuda .............................................................................................
722
Bolivia, Plurinational State of ............................................................
126
Brazil ..................................................................................................
3,009
Canada ................................................................................................
8,917
Cayman Islands ..................................................................................
14,528
Chile ...................................................................................................
2,872
China ..................................................................................................
2,486
Colombia ............................................................................................
2,967
Costa Rica ..........................................................................................
1,338
Czech Republic ..................................................................................
1,513
Denmark .............................................................................................
918
Dominican Republic ..........................................................................
1,678
Ecuador ..............................................................................................
766
Egypt ..................................................................................................
1,465
El Salvador .........................................................................................
425
Finland ...............................................................................................
728
France .................................................................................................
7,956
Gabon .................................................................................................
182
Georgia ...............................................................................................
340
Germany .............................................................................................
6,982
Ghana .................................................................................................
462
Guatemala ..........................................................................................
572
Hong Kong .........................................................................................
1,378
Hungary ..............................................................................................
1,924
India ...................................................................................................
472
Indonesia ............................................................................................
3,271
Ireland ................................................................................................
1,669
Israel ...................................................................................................
817
Italy ....................................................................................................
5,605
Ivory Coast .........................................................................................
348
Jamaica ...............................................................................................
305
Jersey ..................................................................................................
124
Jordan .................................................................................................
444
Kazakhstan .........................................................................................
1,154
Kenya .................................................................................................
533
Lebanon ..............................................................................................
97
Liberia ................................................................................................
235
Luxembourg .......................................................................................
3,563
Malaysia .............................................................................................
2,015
Mauritius ............................................................................................
336
Mexico ...............................................................................................
5,609
Mongolia ............................................................................................
211
Morocco .............................................................................................
833
Netherlands ........................................................................................
887
Nigeria ................................................................................................
1,062
Norway ...............................................................................................
1,119
Oman ..................................................................................................
2,385
Pakistan ..............................................................................................
995
Panama ...............................................................................................
2,999

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Paraguay .............................................................................................
525
Peru ....................................................................................................
2,124
Philippines ..........................................................................................
1,825
Poland ................................................................................................
2,101
Puerto Rico .........................................................................................
357
Qatar ...................................................................................................
2,903
Romania .............................................................................................
1,481
Russia .................................................................................................
782
Saudi Arabia .......................................................................................
4,142
Senegal ...............................................................................................
176
Serbia .................................................................................................
418
Singapore ...........................................................................................
253
Slovenia ..............................................................................................
742
South Africa .......................................................................................
2,675
South Korea .......................................................................................
261
Spain ..................................................................................................
2,436
Sri Lanka ............................................................................................
509
Sweden ...............................................................................................
326
Switzerland ........................................................................................
1,083
Thailand .............................................................................................
410
Trinidad and Tobago ..........................................................................
767
Turkey ................................................................................................
3,839
Ukraine ...............................................................................................
1,435
United Arab Emirates .........................................................................
3,101
United Kingdom .................................................................................
19,398
United States ......................................................................................
274,847
Uruguay ..............................................................................................
1,198
Uzbekistan ..........................................................................................
575
Venezuela, Bolivarian Republic of ....................................................
360
Zambia ...............................................................................................
489
Total Investments ............................................................................... 441,286

Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 307
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 848 $ —
Variation margin on futures contracts* — 2,154
Total
$ 848 $ 2,154
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 3,412
Unrealized depreciation on foreign currency exchange contracts 839 —
Total
$ 839 $ 3,412
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 744
Credit default swap contracts (12) — —
Foreign currency exchange contracts — (205) —
Total
$ (12) $ (205) $ 744
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (2,067)
Foreign currency exchange contracts — (803) —
Total
$ — $ (803) $ (2,067)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
308 Opportunistic Credit Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 848 $ — $ 848
Total Financial and Derivative Assets
848 — 848
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 848 $ — $ 848
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 228 $ 132 $ — $ 96
Bank of New York
95 7 — 88
BNP Paribas
73 73 — —
Citigroup
89 — — 89
HSBC
81 5 — 76
JPMorgan Chase
8 8 — —
Royal Bank of Canada
219 102 — 117
State Street
49 44 — 5
Westpac
6 6 — —
Total
$ 848 $ 377 $ — $ 471

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 309
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 839 $ — $ 839
Total Financial and Derivative Liabilities
839 — 839
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 839 $ — $ 839
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 132 $ 132 $ — $ —
Bank of New York 7 7 — —
BNP Paribas 191 73 118 —
Citigroup 86 — — 86
HSBC 8 5 — 3
JPMorgan Chase 101 8 — 93
Royal Bank of Canada 102 102 — —
State Street 206 44 — 162
Westpac 6 6 — —
Total
$ 839 $ 377 $ 118 $ 344
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
310 Opportunistic Credit Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 457,813
Investments, at fair value(>) ........................................................................................................................................................
441,286
Cash .............................................................................................................................................................................................. 645
Foreign currency holdings(^) ....................................................................................................................................................... 1,528
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 848
Receivables:
Dividends and interest ...................................................................................................................................................... 4,982
Dividends from affiliated funds ....................................................................................................................................... 152
Investments sold ............................................................................................................................................................... 6,705
Fund shares sold ............................................................................................................................................................... 386
Foreign capital gains taxes recoverable ........................................................................................................................... 3
From broker(a)(b) ............................................................................................................................................................ 8,117
Total assets ...............................................................................................................................................................
464,652
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 505
Investments purchased ..................................................................................................................................................... 2,401
Fund shares redeemed ...................................................................................................................................................... 277
Accrued fees to affiliates .................................................................................................................................................. 239
Other accrued expenses .................................................................................................................................................... 203
Variation margin on futures contracts .............................................................................................................................. 1,254
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 839
Total liabilities ...........................................................................................................................................................
5,718
Net Assets ...............................................................................................................................................................
$ 458,934

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 311
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (149,439)
Shares of beneficial interest .........................................................................................................................................................
533
Additional paid-in capital ............................................................................................................................................................
607,840
Net Assets ...............................................................................................................................................................
$ 458,934
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.56
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.89
Class A — Net assets ........................................................................................................................................................... $ 3,287,323
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 384,241
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.44
Class C — Net assets ........................................................................................................................................................... $ 1,493,661
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 176,905
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.61
Class M — Net assets .......................................................................................................................................................... $ 65,721,845
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 7,632,816
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.62
Class S — Net assets ............................................................................................................................................................ $ 330,956,703
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 38,411,998
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.62
Class Y — Net assets ........................................................................................................................................................... $ 57,474,666
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,670,841
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,517
(>)     Investments in affiliates, U.S. Cash Management Fund $ 40,165
(a)   Receivable from Broker for Futures $ 7,927
(b)   Receivable from Broker for Swaps $ 190
(c)   Due to Broker for Futures $ 505
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
312 Opportunistic Credit Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 467
Dividends from affiliated funds ....................................................................................................................................... 1,396
Interest .............................................................................................................................................................................. 26,519
Securities lending income (net) ....................................................................................................................................... 53
Less foreign taxes withheld ............................................................................................................................................. (6)
Total investment income ..............................................................................................................................................................
28,429
Expenses
Advisory fees ................................................................................................................................................................... 3,131
Administrative fees .......................................................................................................................................................... 210
Custodian fees .................................................................................................................................................................. 173
Distribution fees - Class A ............................................................................................................................................... 8
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 6
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 114
Transfer agent fees - Class S ............................................................................................................................................ 637
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 171
Registration fees ............................................................................................................................................................... 93
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ..................................................................................................................................................................... 65
Miscellaneous .................................................................................................................................................................. 34
Expenses before reductions .............................................................................................................................................. 4,683
Expense reductions .......................................................................................................................................................... (1,434)
Net expenses ................................................................................................................................................................................
3,249
Net investment income (loss) .......................................................................................................................................................
25,180
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (24,428)
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 744
Foreign currency exchange contracts ............................................................................................................................... (205)
Credit default swap contracts ........................................................................................................................................... (12)
Foreign currency-related transactions .............................................................................................................................. 248
Net realized gain (loss) ................................................................................................................................................................
(23,647)
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 51,844
Futures contracts .............................................................................................................................................................. (2,067)
Foreign currency exchange contracts ............................................................................................................................... (803)
Investment matured .......................................................................................................................................................... 8,384
Foreign currency-related transactions .............................................................................................................................. 26
Net change in unrealized appreciation (depreciation) ................................................................................................................. 57,384
Net realized and unrealized gain (loss) ........................................................................................................................................ 33,737
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 58,917

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 313
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 25,180 $ 30,630
Net realized gain (loss) ....................................................................................................................... (23,647) (37,087)
Net change in unrealized appreciation (depreciation) ........................................................................ 57,384 44,826
Net increase (decrease) in net assets from operations .............................................................................. 58,917 38,369
Distributions
To shareholders
Class A .......................................................................................................................................... (155) (119)
Class C .......................................................................................................................................... (69) (62)
Class M ......................................................................................................................................... (2,886) (3,090)
Class S .......................................................................................................................................... (16,648) (19,165)
Class Y .......................................................................................................................................... (2,968) (1,078)
Net decrease in net assets from distributions ............................................................................................ (22,726) (23,514)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (68,125) (124,986)
Total Net Increase (Decrease) in Net Assets ........................................................................
(31,934) (110,131)
Net Assets
Beginning of period .................................................................................................................................. 490,868 600,999
End of period .............................................................................................................................................
$ 458,934 $ 490,868

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
314 Opportunistic Credit Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 96 $ 797 74 $ 595
Proceeds from reinvestment of distributions 19 155 15 119
Payments for shares redeemed (98) (819) (90) (719)
Net increase (decrease)
17 133 (1) (5)
Class C
Proceeds from shares sold 33 274 16 127
Proceeds from reinvestment of distributions 8 68 8 62
Payments for shares redeemed (66) (544) (53) (422)
Net increase (decrease)
(25) (202) (29) (233)
Class M
Proceeds from shares sold 2,248 19,005 2,356 18,895
Proceeds from reinvestment of distributions 348 2,885 389 3,090
Payments for shares redeemed (1,385) (11,594) (7,007) (55,970)
Net increase (decrease)
1,211 10,296 (4,262) (33,985)
Class S
Proceeds from shares sold 7,719 64,996 6,245 50,055
Proceeds from reinvestment of distributions 2,005 16,630 2,411 19,143
Payments for shares redeemed (19,466) (159,095) (24,828) (198,208)
Net increase (decrease)
(9,742) (77,469) (16,172) (129,010)
Class Y
Proceeds from shares sold 123 1,030 5,465 44,239
Proceeds from reinvestment of distributions 357 2,968 136 1,078
Payments for shares redeemed (579) (4,881) (882) (7,070)
Net increase (decrease)
(99) (883) 4,719 38,247
Total increase (decrease)
(8,638) $ (68,125) (15,745) $ (124,986)

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
316 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2024 7.88 .46 .63 1.09 (.41) (.41)
October 31, 2023 7.70 .42 .09 .51 (.33) (.33)
October 31, 2022 9.43 .38 (1.70) (1.32) (.41) (.41)
October 31, 2021 8.95 .31 .46 .77 (.29) (.29)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
Class C
October 31, 2024 7.79 .39 .62 1.01 (.36) (.36)
October 31, 2023 7.63 .36 .09 .45 (.29) (.29)
October 31, 2022 9.35 .31 (1.68) (1.37) (.35) (.35)
October 31, 2021 8.89 .24 .44 .68 (.22) (.22)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
Class M
October 31, 2024 7.92 .49 .63 1.12 (.43) (.43)
October 31, 2023 7.73 .45 .08 .53 (.34) (.34)
October 31, 2022 9.47 .41 (1.71) (1.30) (.44) (.44)
October 31, 2021 8.99 .34 .46 .80 (.32) (.32)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
Class S
October 31, 2024 7.93 .48 .64 1.12 (.43) (.43)
October 31, 2023 7.74 .44 .09 .53 (.34) (.34)
October 31, 2022 9.48 .40 (1.71) (1.31) (.43) (.43)
October 31, 2021 9.00 .34 .45 .79 (.31) (.31)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
Class Y
October 31, 2024 7.93 .49 .64 1.13 (.44) (.44)
October 31, 2023 7.74 .45 .08 .53 (.34) (.34)
October 31, 2022 9.47 .41 (1.70) (1.29) (.44) (.44)
October 31, 2021 8.99 .36 .44 .80 (.32) (.32)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 317
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
8.56 14.19 3,287 1.34 1.00 5.50 67
7.88 6.63 2,897 1.61 1.01 5.30 55
7.70 (14.40) 2,839 1.60 1.04 4.46 47
9.43 8.65 3,100 1.60 1.08 3.33 51
8.95 (.90) 2,772 1.61 1.16 4.03 63
8.44 13.24 1,494 2.10 1.75 4.74 67
7.79 5.88 1,571 2.36 1.76 4.53 55
7.63 (15.08) 1,764 2.35 1.79 3.67 47
9.35 7.73 2,686 2.35 1.83 2.60 51
8.89 (1.54) 2,912 2.36 1.91 3.29 63
8.61 14.53 65,722 1.09 .70 5.80 67
7.92 6.94 50,885 1.36 .71 5.56 55
7.73 (14.19) 82,621 1.35 .74 4.77 47
9.47 8.91 102,177 1.35 .78 3.61 51
8.99 (.58) 58,359 1.37 .86 4.36 63
8.62 14.46 330,956 1.09 .75 5.74 67
7.93 6.90 381,847 1.36 .76 5.52 55
7.74 (14.22) 497,914 1.35 .79 4.71 47
9.48 8.85 624,965 1.35 .83 3.56 51
9.00 (.52) 491,951 1.37 .91 4.30 63
8.62 14.53 57,475 .89 .67 5.82 67
7.93 6.96 53,668 1.16 .68 5.70 55
7.74 (14.06) 15,861 1.16 .71 5.00 47
9.47 8.93 3,352 1.14 .75 3.81 51
8.99 (.56) 10,395 1.16 .83 4.16 63

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
318 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 192,060
Administrative fees 18,619
Distribution fees 1,666
Shareholder servicing fees 317
Transfer agent fees 24,796
Trustee fees 1,395
$ 238,853
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 26,196 $ 297,976 $ 284,013 $ 6 $ — $ 40,165 $ 1,396 $ —
U.S. Cash Collateral Fund 5,439 36,141 41,580 — — — 318 —
$ 31,635 $ 334,117 $ 325,593 $ 6 $ — $ 40,165 $ 1,714 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 459, 974 , 453 $ 15, 424 , 064 $ (33, 985 , 840 ) $ (18, 561 ,7 76 ) $ 8,336,990 $ (139,220,090)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 22,726,334 $ — $ — $ 23,514,066 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 94.4%
Asset-Backed Securities - 0.1%
Louisiana Local Government
Environmental Facilities &
Community Development Auth
Series 2022-ELL Class A3
4.275% due 02/01/36 105 100
Oklahoma Development Finance
Authority
Series 2022-OGE Class A2
4.851% due 02/01/45 80 78
Series 2022-ONG Class A1
3.877% due 05/01/37 71 69
Series 2022-PSO Class A2
4.623% due 06/01/44 85 81
328
Municipal Bonds - 4.1%
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 60 69
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 60 73
8.084% due 02/15/50 120 159
Bay Area Toll Authority Revenue Bonds
6.263% due 04/01/49 120 131
7.043% due 04/01/50 90 106
6.907% due 10/01/50 70 81
3.126% due 04/01/55 55 38
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 105 97
California State University Revenue
Bonds
2.975% due 11/01/51 40 28
2.939% due 11/01/52 85 59
5.183% due 11/01/53 70 69
Chicago O'Hare International Airport
Revenue Bonds
4.472% due 01/01/49 100 90
4.572% due 01/01/54 75 69
Chicago Transit Authority Revenue
Bonds
6.899% due 12/01/40 218 241
City of Houston General Obligation
Limited
3.961% due 03/01/47 125 107
City of New York General Obligation
Unlimited
5.517% due 10/01/37 110 112
5.263% due 10/01/52 160 162
City of Riverside Revenue Bonds
3.857% due 06/01/45 30 26
City Public Service Board of San
Antonio Revenue Bonds
5.808% due 02/01/41 125 129
Commonwealth Financing Authority
Revenue Bonds
4.144% due 06/01/38 95 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 120 122
2.900% due 09/01/49 85 60
County of Clark Department of Aviation
Revenue Bonds
6.820% due 07/01/45 95 108
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 100 90
Dallas Area Rapid Transit Revenue
Bonds
2.613% due 12/01/48 220 151
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 70 71
Dallas Fort Worth International Airport
Revenue Bonds
2.919% due 11/01/50 100 72
4.087% due 11/01/51 85 72
4.507% due 11/01/51 95 85
District of Columbia Water & Sewer
Authority Revenue Bonds
4.814% due 10/01/14 70 64
East Bay Municipal Utility District
Revenue Bonds
5.874% due 06/01/40 70 73
Foothill/Eastern Transportation Corridor
Agency Revenue Bonds
4.094% due 01/15/49 90 75
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.714% due 06/01/41 145 111
3.293% due 06/01/42 15 12
4.214% due 06/01/50 110 81
Grand Parkway Transportation Corp.
Revenue Bonds
3.236% due 10/01/52 180 131
Health & Educational Facilities
Authority of the State of Missouri
Revenue Bonds
3.652% due 08/15/57 160 123
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 50 37
Kansas Development Finance Authority
Revenue Bonds
2.774% due 05/01/51 (µ) 105 74
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 95 109
Los Angeles Department of Water &
Power System Revenue Bonds
6.574% due 07/01/45 135 150
6.603% due 07/01/50 25 29
Louisiana Local Government
Environmental Facilities &
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 100 101

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
320 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-ELL Class A4
4.475% due 08/01/39 76 72
Maryland Economic Development
Corp. Revenue Bonds
5.942% due 05/31/57 40 41
Maryland Health & Higher Educational
Facilities Authority Revenue Bonds
3.052% due 07/01/40 155 117
Massachusetts School Building
Authority Tax Revenue Bonds
3.395% due 10/15/40 115 97
Metropolitan Transportation Authority
Revenue Bonds
6.668% due 11/15/39 115 124
7.336% due 11/15/39 55 65
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Bonds
7.462% due 10/01/46 45 55
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 100 103
Michigan Finance Authority Revenue
Bonds
3.384% due 12/01/40 105 86
Michigan State University Revenue
Bonds
4.165% due 08/15/22 95 74
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 128 141
6.655% due 04/01/57 153 170
7.055% due 04/01/57 64 73
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 90 98
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 139 164
7.102% due 01/01/41 150 172
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
5.572% due 11/01/38 65 66
New York City Water & Sewer System
Revenue Bonds
5.750% due 06/15/41 75 77
5.724% due 06/15/42 65 66
5.440% due 06/15/43 70 69
5.882% due 06/15/44 75 78
New York State Dormitory Authority
Revenue Bonds
4.946% due 08/01/48 (µ) 90 82
North Texas Tollway Authority Revenue
Bonds
6.718% due 01/01/49 110 125
Ohio State University (The) Revenue
Bonds
4.910% due 06/01/40 115 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oklahoma Development Finance
Authority Revenue Bonds
Series 2022-ONG Class A3
4.714% due 05/01/52 90 84
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 155 118
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 110 110
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 71
Port Authority of New York & New
Jersey Revenue Bonds
5.647% due 11/01/40 115 121
4.031% due 09/01/48 75 63
4.926% due 10/01/51 155 149
5.072% due 07/15/53 85 83
4.458% due 10/01/62 260 230
4.810% due 10/15/65 85 80
3.287% due 08/01/69 85 57
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 59
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 90 99
6.583% due 05/15/49 60 66
4.563% due 05/15/53 65 58
3.256% due 05/15/60 85 58
Rutgers The State University of New
Jersey Revenue Bonds
3.270% due 05/01/43 150 121
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 95 76
3.820% due 01/01/48 75 60
Salt River Project Agricultural
Improvement & Power District
Revenue Bonds
4.839% due 01/01/41 75 70
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 70 73
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 55 59
San Francisco City & County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 65 74
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 50 39
South Carolina State Public Service
Authority Revenue Bonds
6.454% due 01/01/50 85 94

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
State of California General Obligation
Unlimited
5.125% due 03/01/38 75 75
4.600% due 04/01/38 115 110
7.550% due 04/01/39 305 368
7.300% due 10/01/39 100 116
7.350% due 11/01/39 125 146
7.625% due 03/01/40 175 212
7.600% due 11/01/40 240 294
State of Illinois General Obligation
Unlimited
7.350% due 07/01/35 43 47
State of Louisiana Gasoline & Fuels
Tax Revenue Bonds
2.952% due 05/01/41 120 92
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 130 136
4.681% due 04/01/40 70 67
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 136 138
5.169% due 04/01/41 300 304
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 145 119
University of California Revenue Bonds
3.071% due 05/15/51 100 68
4.858% due 05/15/12 130 117
University of Michigan Revenue Bonds
2.437% due 04/01/40 85 62
3.599% due 04/01/47 75 63
2.562% due 04/01/50 85 54
3.504% due 04/01/52 47 36
4.048% due 04/01/52 85 72
4.454% due 04/01/22 85 71
University of Nebraska Facilities Corp.
Revenue Bonds
3.037% due 10/01/49 135 99
University of Texas System (The)
Revenue Bonds
4.794% due 08/15/46 35 33
3.354% due 08/15/47 95 73
University of Virginia Revenue Bonds
2.256% due 09/01/50 50 30
2.584% due 11/01/51 95 61
11,493
United States Government Agencies - 18.9%
Federal Farm Credit Banks Funding
Corp.
1.800% due 06/04/35 596 440
5.310% due 09/25/35 2,047 2,040
2.750% due 03/07/39 485 378
3.650% due 04/01/39 1,459 1,249
1.950% due 08/13/40 364 237
3.700% due 03/24/42 2,174 1,819
Federal Home Loan Banks
4.000% due 06/30/28 65 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 09/10/32 2,440 2,507
1.625% due 08/03/35 650 468
2.375% due 06/23/36 575 440
5.500% due 07/15/36 4,610 5,005
2.300% due 08/18/36 295 223
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 800 901
4.637% due 09/15/36 (ž) 3,074 1,796
4.063% due 11/15/38 (ž) 3,708 1,855
4.694% due 11/15/38 (ž) 800 400
Federal National Mortgage Association
6.250% due 05/15/29 85 92
7.125% due 01/15/30 100 114
7.250% due 05/15/30 100 115
0.875% due 08/05/30 296 245
6.625% due 11/15/30 100 112
5.625% due 07/15/37 3,127 3,433
6.210% due 08/06/38 1,950 2,263
Tennessee Valley Authority
7.125% due 05/01/30 1,066 1,208
4.700% due 07/15/33 326 329
4.650% due 06/15/35 1,248 1,251
5.880% due 04/01/36 5,974 6,626
5.980% due 04/01/36 640 707
6.150% due 01/15/38 495 561
5.500% due 06/15/38 1,413 1,511
5.250% due 09/15/39 7,582 7,899
3.500% due 12/15/42 5,436 4,507
4.875% due 01/15/48 2,192 2,144
52,940
United States Government Treasuries - 71.3%
United States Treasury Notes
4.500% due 02/15/36 24,124 24,742
4.750% due 02/15/37 15,171 15,833
5.000% due 05/15/37 19,581 20,897
4.375% due 02/15/38 20,590 20,667
4.500% due 05/15/38 23,300 23,657
3.500% due 02/15/39 23,668 21,471
4.250% due 05/15/39 35,417 34,819
4.500% due 08/15/39 37,800 38,119
200,205
Total Long-Term Investments
(cost $265,348) 264,966
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 11,845,766
(∞)
11,845
Total Short-Term Investments
(cost $11,843) 11,845
Total Investments - 98.6%
(identified cost $277,191) 276,811

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
322 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 1.4%
4,061
Net Assets - 100.0%
280,872

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 323
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 21 GBP 1,975 12/24
(123)
United States 10 Year Treasury Note Futures 116 USD 13,195 12/24
(509)
United States Treasury Long Bond Futures 61 USD 7,196 12/24 (351)
Short Positions
Euro-Bund Futures 21 EUR 2,768 12/24
37
United States 5 Year Treasury Note Futures 1 USD 107 12/24
2
United States 10 Year Treasury Note Futures 49 USD 5,413 12/24
178
United States Treasury Long Bond Futures 16 USD 1,888 12/24
103
United States Treasury Ultra Bond Futures 7 USD 879 12/24 58
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (605)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 328 $ —
$ —
$ 328 0.1
Municipal Bonds — 11,493 —
—
11,493 4.1
United States Government Agencies — 52,940 —
—
52,940 18.9
United States Government Treasuries — 200,205 —
—
200,205 71.3
Short-Term Investments — — — 11,845 11,845 4.2
Total Investments — 264,966 — 11,845 276,811 98.6
Other Assets and Liabilities, Net
1.4
100.0
Other Financial Instruments
Assets
Futures Contracts 378 — — — 378 0.1
A
Liabilities
Futures Contracts (983) — — — (983) (0.3)
Total Other Financial Instruments
*
$ (605) $ — $ — $ — $ (605)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
324 Long Duration Bond Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
276,811
Total Investments ............................................................................... 276,811

Russell Investment Company
Long Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 325
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 378
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 983
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 1,187
Foreign currency exchange contracts (18) —
Total
$ (18) $ 1,187
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ (538)
Foreign currency exchange contracts 18 —
Total
$ 18 $ (538)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
326 Long Duration Bond Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 277,191
Investments, at fair value(>) ........................................................................................................................................................
276,811
Cash .............................................................................................................................................................................................. 46
Receivables:
Dividends and interest ...................................................................................................................................................... 3,445
Dividends from affiliated funds ....................................................................................................................................... 84
Fund shares sold ............................................................................................................................................................... 316
From broker(a) ................................................................................................................................................................. 1,167
Total assets ...............................................................................................................................................................
281,869
Liabilities
Payables:
Due to broker (b) .............................................................................................................................................................. 7
Investments purchased ..................................................................................................................................................... 71
Fund shares redeemed ...................................................................................................................................................... 85
Accrued fees to affiliates .................................................................................................................................................. 81
Other accrued expenses .................................................................................................................................................... 149
Variation margin on futures contracts .............................................................................................................................. 604
Total liabilities ...........................................................................................................................................................
997
Net Assets ...............................................................................................................................................................
$ 280,872

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 327
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (2,996)
Shares of beneficial interest .........................................................................................................................................................
352
Additional paid-in capital ............................................................................................................................................................
283,516
Net Assets ...............................................................................................................................................................
$ 280,872
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 7.9 9
Class M — Net assets .......................................................................................................................................................... $ 66,236 , 599
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 8,293 ,9 79
Net asset value per share: Class S (#) .......................................................................................................................................... $ 7.98
Class S — Net assets ............................................................................................................................................................ $ 129,604,137
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 16,234,953
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 7.99
Class Y — Net assets ........................................................................................................................................................... $ 85,031,495
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 10,644,714
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 11,845
(a)   Receivable from Broker for Futures $ 1,167
(b)   Due to Broker for Futures $ 7
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
328 Long Duration Bond Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 91
Dividends from affiliated funds ....................................................................................................................................... 537
Interest .............................................................................................................................................................................. 11,137
Total investment income ..............................................................................................................................................................
11,765
Expenses
Advisory fees ................................................................................................................................................................... 396
Administrative fees .......................................................................................................................................................... 127
Custodian fees .................................................................................................................................................................. 111
Transfer agent fees - Class M .......................................................................................................................................... 118
Transfer agent fees - Class S ............................................................................................................................................ 232
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 141
Registration fees ............................................................................................................................................................... 112
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 43
Miscellaneous .................................................................................................................................................................. 23
Expenses before reductions .............................................................................................................................................. 1,326
Expense reductions .......................................................................................................................................................... (229)
Net expenses ................................................................................................................................................................................
1,097
Net investment income (loss) .......................................................................................................................................................
10,668
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,547
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,187
Foreign currency exchange contracts ............................................................................................................................... (18)
Net realized gain (loss) ................................................................................................................................................................
2,717
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 15,126
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (538)
Foreign currency exchange contracts ............................................................................................................................... 18
Net change in unrealized appreciation (depreciation) ................................................................................................................. 14,608
Net realized and unrealized gain (loss) ........................................................................................................................................ 17,325
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 27,993

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 329
(1)      For the period September 11, 2023 (inception date) to October 31, 2023.
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 10,668 $ 1,934
Net realized gain (loss) ....................................................................................................................... 2,717 (6,737)
Net change in unrealized appreciation (depreciation) ........................................................................ 14,608 (9,907)
Net increase (decrease) in net assets from operations .............................................................................. 27,993 (14,710)
Distributions
To shareholders
Class M(1) .................................................................................................................................... (2,048) —
Class S(1) ..................................................................................................................................... (3,880) —
Class Y .......................................................................................................................................... (3,139) (1,949)
Net decrease in net assets from distributions ............................................................................................ (9,067) (1,949)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 32,715 219,372
Total Net Increase (Decrease) in Net Assets ........................................................................
51,641 202,713
Net Assets
Beginning of period .................................................................................................................................. 229,231 26,518
End of period .............................................................................................................................................
$ 280,872 $ 229,231
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class M(1)
Proceeds from shares sold 2,845 $ 22,517 6,509 $ 51,349
Proceeds from reinvestment of distributions 253 2,047 — —
Payments for shares redeemed (1,186) (9,549) (127) (962)
Net increase (decrease)
1,91 2 15,015 6,382 50,387
Class S(1)
Proceeds from shares sold 5,440 43,324 13,534 106,682
Proceeds from reinvestment of distributions 480 3,880 — —
Payments for shares redeemed (2,828) (22,741) (391) (2,967)
Net increase (decrease)
3,092 24,463 13,143 103,715
Class Y
Proceeds from shares sold 340 2,704 10,260 81,054
Proceeds from reinvestment of distributions 389 3,138 245 1,949
Payments for shares redeemed (1,552) (12,605) (2,247) (17,733)
Net increase (decrease)
(823) (6,763) 8,258 65,270
Total increase (decrease)
4,181 $ 32,715 27,783 $ 219,372

Russell Investment Company
Long Duration Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
330 Long Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class M
October 31, 2024 7.40 .33 .54 .87 (.28) —
October 31, 2023(
ſ)
7.89 .33 (.82) (.49) — —
Class S
October 31, 2024 7.40 .32 .53 .85 (.27) —
October 31, 2023(
ſ)
7.89 .32 (.81) (.49) — —
Class Y
October 31, 2024 7.40 .33 .54 .87 (.28) —
October 31, 2023 8.26 .26 (.51) (.25) (.61) —
October 31, 2022 10.13 .13 (1.47) (1.34) (.25) (.28)
October 31, 2021 10.46 .10 (.08) .02 (.05) (.30)
October 31, 2020(ȸ) 10.00 .12 .45 .57 (.11) —

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 331
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ±)( ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.28) 7.99 11.80 66,237 .57 .37 4.09 49
— 7.40 (6.21) 47,202 .57 .31 4.37 84
(.27) 7.98 11.51 129,604 .57 .52 3.94 49
— 7.40 (6.21) 97,194 .58 .46 4.19 84
(.28) 7.99 11.84 85,031 .37 .32 4.15 49
(.61) 7.40 (3.53) 84,835 .98 .26 3.31 84
(.53) 8.26 (13.88) 26,518 1.19 .26 1.47 80
(.35) 10.13 .17 39,361 .82 .27 .99 88
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
332 Long Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 38,968
Administrative fees 11,489
Transfer agent fees 25,249
Trustee fees 5,131
$ 80,837
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,532 $ 53,003 $ 51,693 $ 1 $ 2 $ 11,845 $ 537 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 277,040,855 $ 1,198,711 $ (1,428,721) $ (230,010) $ 1,580,123 $ (4,282,136)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
$ 9,066,812 $ — $ — $ 1,831,696 $ — $ 117,777
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 79.5%
Asset-Backed Securities - 4.4%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 3,223 3,211
AXIS Equipment Finance Receivables
X LLC
Series 2022-1A Class D
2.910% due 08/21/28 (Þ) 3,555 3,467
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class A2
5.190% due 07/21/31 (Þ) 3,200 3,224
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 10,507 10,503
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 915 921
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 2,996 2,979
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 2,407 2,366
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 3,095 3,079
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 174 175
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 7,818 7,282
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 4,870 4,991
FIGRE Trust
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 1,696 1,719
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,857 1,882
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 2,969 2,932
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 1,750 1,689
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 188 225
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.270% due 09/25/35 (~)(Ê)(Þ) 127 127
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 4,000 4,058
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 4,560 4,619
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 1,750 1,769
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,201 2,204
Series 2024-FL14 Class A
6.496% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 6,314 6,322
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 277 276
MMAF Equipment Finance LLC
Series 2020-BA Class A4
0.660% due 11/15/27 (Þ) 1,960 1,917
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 3,160 3,183
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 1,316 1,269
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 3,161 3,169
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 2,899 2,872
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,356 1,389
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 2,095 2,130
SCF Equipment Leasing
Series 2024-1A Class A3
5.520% due 01/20/32 (Þ) 3,474 3,533
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,590 1,536
91,018
Corporate Bonds and Notes - 22.8%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 4,257 3,787
AbbVie, Inc.
5.400% due 03/15/54 525 529
Series WI
3.200% due 11/21/29 295 276
4.250% due 11/21/49 760 645
Advance Auto Parts, Inc.
3.500% due 03/15/32 463 381

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
334 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,138
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 3,397 3,152
5.950% due 02/15/29 (Þ) 1,285 1,312
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 370 371
3.500% due 03/15/29 (Þ) 110 102
Altria Group, Inc.
2.450% due 02/04/32 2,024 1,681
5.950% due 02/14/49 537 540
Amcor PLC
Series WI
3.625% due 04/28/26 2,000 1,964
Ameren Corp.
1.750% due 03/15/28 2,718 2,459
Ameren Illinois Co.
3.800% due 05/15/28 420 408
American Airlines, Inc. Pass-Through
Certificates Trust
Series A
2.875% due 07/11/34 2,507 2,174
Series AA
3.575% due 01/15/28 1,523 1,469
Series AA Class AA
3.650% due 02/15/29 7,378 7,037
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 1,943 1,938
American Tower Corp.
5.500% due 03/15/28 800 815
5.450% due 02/15/34 395 400
American Tower Trust #1
5.490% due 03/15/28 (Þ) 12,833 12,976
3.652% due 03/23/28 (Þ) 2,394 2,283
Amgen, Inc.
5.150% due 03/02/28 445 451
4.200% due 02/22/52 225 182
5.750% due 03/02/63 500 500
Aon NA, Inc.
5.750% due 03/01/54 495 501
Apple, Inc.
3.000% due 06/20/27 810 784
Aptiv PLC
4.150% due 05/01/52 480 355
Ares Capital Corp.
2.150% due 07/15/26 1,138 1,080
AT&T, Inc.
4.250% due 03/01/27 595 591
3.650% due 06/01/51 1,080 785
Aviation Capital Group LLC
1.950% due 01/30/26 (Þ) 615 591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AXIS Specialty Finance PLC
4.000% due 12/06/27 1,015 985
Banc of California
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 565 516
Bank of America Corp.
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 745 729
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 435 449
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,375 1,192
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 825 716
Series GMTN
3.500% due 04/19/26 110 108
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 2,558 2,430
Bath & Body Works, Inc.
6.950% due 03/01/33 420 416
Bayer US Finance II LLC
6.650% due 02/15/28 (Þ) 2,239 2,315
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 970 635
Best Buy Co., Inc.
1.950% due 10/01/30 465 395
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 570 484
Blue Owl Capital Corp.
2.625% due 01/15/27 2,620 2,452
Boeing Co. (The)
5.805% due 05/01/50 710 670
6.858% due 05/01/54 (Þ) 580 622
BorgWarner, Inc.
5.400% due 08/15/34 250 248
Boston Gas Co.
3.150% due 08/01/27 (Þ) 272 259
BP Capital Markets America, Inc.
2.939% due 06/04/51 1,280 822
Brandywine Operating Partnership, LP
3.950% due 11/15/27 589 551
8.300% due 03/15/28 62 65
4.550% due 10/01/29 229 211
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 295 234
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 157
Bristol-Myers Squibb Co.
2.550% due 11/13/50 615 370
5.550% due 02/22/54 560 566
5.650% due 02/22/64 315 317
Series WI
3.900% due 02/20/28 1,305 1,281

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brunswick Corp.
5.100% due 04/01/52 682 549
Buckeye Partners, LP
3.950% due 12/01/26 430 413
4.125% due 12/01/27 298 285
5.850% due 11/15/43 328 283
Campbell Soup Co.
3.125% due 04/24/50 1,983 1,337
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 3,546 3,550
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 475 498
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,406
Centene Corp.
2.450% due 07/15/28 890 801
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,100 1,093
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 1,993 1,951
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.150% due 11/10/26 3,587 3,662
3.700% due 04/01/51 260 163
5.250% due 04/01/53 460 367
Series WI
3.750% due 02/15/28 340 324
4.200% due 03/15/28 460 444
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 4,399 4,427
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 1,435 1,407
CIT Group, Inc.
6.125% due 03/09/28 1,155 1,193
Citigroup, Inc.
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 610 541
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 760 650
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 870 878
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 972
Coca-Cola Co. (The)
2.600% due 06/01/50 455 288
Comcast Corp.
3.400% due 04/01/30 240 224
3.200% due 07/15/36 2,585 2,129
Series WI
2.937% due 11/01/56 695 428
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comerica, Inc.
3.800% due 07/22/26 2,331 2,276
Conagra Brands, Inc.
1.375% due 11/01/27 2,707 2,450
Constellation Brands, Inc.
3.500% due 05/09/27 2,289 2,222
4.350% due 05/09/27 1,223 1,212
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 2,350 2,405
Crane NXT Co.
4.200% due 03/15/48 580 401
Cummins, Inc.
5.450% due 02/20/54 740 745
CVS Health Corp.
4.300% due 03/25/28 30 29
4.780% due 03/25/38 2,391 2,130
5.050% due 03/25/48 945 816
Darden Restaurants, Inc.
3.850% due 05/01/27 3,760 3,675
4.550% due 02/15/48 391 320
Dell International LLC / EMC Corp.
Series WI
6.020% due 06/15/26 610 620
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 3,647 3,604
Dollar General Corp.
5.200% due 07/05/28 2,543 2,562
DPL, Inc.
Series AI
4.350% due 04/15/29 1,091 1,023
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 1,195 1,329
DTE Electric Co.
Series A
1.900% due 04/01/28 310 284
DTE Energy Co.
4.875% due 06/01/28 2,677 2,681
Duke Energy Carolinas LLC
2.450% due 08/15/29 830 752
Duke Energy Corp.
5.000% due 08/15/52 2,905 2,612
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 1,774 1,642
Duke Energy Florida LLC
6.200% due 11/15/53 567 620
Duke Energy Progress LLC
3.450% due 03/15/29 555 530
East Ohio Gas Co. (The)
2.000% due 06/15/30 (Þ) 2,650 2,262
Edison International
5.750% due 06/15/27 3,500 3,571

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
336 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Edwards Lifesciences Corp.
4.300% due 06/15/28 1,625 1,596
Elevance Health, Inc.
4.750% due 02/15/30 235 234
5.200% due 02/15/35 620 618
Enbridge Energy Partners, LP
7.375% due 10/15/45 1,707 1,976
Energy Transfer Operating, LP
5.000% due 05/15/50 860 745
Energy Transfer, LP
4.000% due 10/01/27 4,527 4,431
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 355 334
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,079 1,045
Entergy Corp.
2.850% due 06/01/28 2,296 2,156
Entergy Louisiana LLC
3.250% due 04/01/28 2,928 2,797
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 3,849 3,781
EPR Properties Co.
4.750% due 12/15/26 1,449 1,435
4.500% due 06/01/27 2,539 2,489
EQM Midstream Partners, LP
4.125% due 12/01/26 423 415
Series 30Y
6.500% due 07/15/48 366 369
Equifax, Inc.
3.100% due 05/15/30 445 405
2.350% due 09/15/31 705 593
Equinix, Inc.
3.900% due 04/15/32 745 695
Exxon Mobil Corp.
3.452% due 04/15/51 255 187
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,216
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 4,225 4,149
Fiserv, Inc.
3.500% due 07/01/29 500 472
Flowserve Corp.
3.500% due 10/01/30 295 269
Fluor Corp.
4.250% due 09/15/28 416 400
Ford Motor Co.
7.400% due 11/01/46 1,236 1,321
Frontier Communications Corp.
Series E
6.860% due 02/01/28 482 501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
6.730% due 02/15/28 387 396
FS KKR Capital Corp.
3.400% due 01/15/26 705 686
2.625% due 01/15/27 1,117 1,048
General Mills, Inc.
4.200% due 04/17/28 2,567 2,523
Genworth Holdings, Inc.
6.500% due 06/15/34 585 581
Global Marine, Inc.
7.000% due 06/01/28 522 494
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 775 760
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 545 476
Golub Capital BDC, Inc.
2.500% due 08/24/26 3,162 2,995
H.B. Fuller Co.
4.000% due 02/15/27 668 649
Hasbro, Inc.
3.550% due 11/19/26 1,738 1,693
3.500% due 09/15/27 1,414 1,366
HCA, Inc.
4.500% due 02/15/27 1,252 1,242
3.625% due 03/15/32 650 585
3.500% due 07/15/51 1,763 1,197
Hercules Capital, Inc.
2.625% due 09/16/26 2,318 2,195
3.375% due 01/20/27 316 299
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 470 456
5.600% due 10/15/54 485 466
Historic TW, Inc.
8.300% due 01/15/36 (~)(Ê) 144 154
Home Depot, Inc. (The)
3.350% due 04/15/50 870 629
Honeywell International, Inc.
4.500% due 01/15/34 440 428
Howmet Aerospace, Inc.
6.750% due 01/15/28 2,267 2,390
Hubbell, Inc.
3.500% due 02/15/28 2,493 2,397
Hudson Pacific Properties, LP
3.950% due 11/01/27 380 341
5.950% due 02/15/28 296 263
4.650% due 04/01/29 373 299
3.250% due 01/15/30 307 224
Humana, Inc.
8.150% due 06/15/38 1,841 2,176
Huntington National Bank (The)
4.552% due 05/17/28 (SOFR +
1.650%)(Ê) 2,999 2,978
Hyundai Capital America
2.375% due 10/15/27 (Þ) 580 540
1.800% due 01/10/28 (Þ) 395 358

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 555 565
Intel Corp.
5.200% due 02/10/33 790 776
Intercontinental Exchange, Inc.
3.000% due 06/15/50 295 197
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 5,040 4,616
2.300% due 11/01/30 (Þ) 755 646
Intuit, Inc.
5.200% due 09/15/33 560 571
5.500% due 09/15/53 350 356
Jabil, Inc.
3.600% due 01/15/30 570 527
JBS USA LUX SA / JBS USA Food Co.
/ JBS Luxembourg SARL
7.250% due 11/15/53 (Þ) 328 368
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 742 704
6.500% due 12/01/52 532 546
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 4,090 3,876
Series 2019
2.750% due 05/15/32 5,146 4,531
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 595 582
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 760 763
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 690 598
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 2,429 2,417
KeyCorp.
5.000% due 01/26/33 915 883
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 1,899 2,146
5.400% due 09/01/44 800 743
Kirby Corp.
4.200% due 03/01/28 2,474 2,405
Kohl's Corp.
4.625% due 05/01/31 1,222 1,011
Kroger Co. (The)
5.500% due 09/15/54 745 724
5.650% due 09/15/64 620 602
Kyndryl Holdings, Inc.
6.350% due 02/20/34 410 425
L Brands, Inc.
7.600% due 07/15/37 65 64
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 1
6.875% due 05/02/49 (Æ)(Ø) 681 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625 % due 12/31/49 (Æ)(Ø) 455 —
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 107 117
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 241
LKQ Corp.
Series WI
5.750% due 06/15/28 3,958 4,033
Lowe's Cos., Inc.
6.875% due 02/15/28 2,082 2,211
3.000% due 10/15/50 567 365
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 333 278
6.375% due 03/15/37 50 44
5.125% due 01/15/42 146 112
4.300% due 02/15/43 294 202
Main Street Capital Corp.
3.000% due 07/14/26 1,120 1,070
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 1,465 1,448
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 690 668
Marvell Technology, Inc.
4.875% due 06/22/28 360 358
5.950% due 09/15/33 235 246
Mattel, Inc.
3.375% due 04/01/26 (Þ) 4,116 4,019
MBIA, Inc.
5.700% due 12/01/34 299 269
McDonald's Corp.
5.450% due 08/14/53 490 483
Merck & Co., Inc.
2.750% due 12/10/51 700 444
Mercury General Corp.
4.400% due 03/15/27 2,320 2,273
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 1,587 1,588
Meta Platforms, Inc.
4.600% due 05/15/28 775 780
5.400% due 08/15/54 800 803
Micron Technology, Inc.
5.375% due 04/15/28 770 781
MidAmerican Energy Holdings Co.
8.480% due 09/15/28 2,500 2,825
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 335
Morgan Stanley
3.125% due 07/27/26 210 205
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 450 391
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 820 828

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
338 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 355 273
Series 10YR
3.625% due 01/20/27 800 785
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,039 1,023
Motorola Solutions, Inc.
4.600% due 05/23/29 850 842
2.300% due 11/15/30 255 219
MPLX, LP
4.000% due 03/15/28 4,897 4,765
Murphy Oil Corp.
5.875% due 12/01/42 484 427
National Fuel Gas Co.
5.500% due 10/01/26 2,746 2,779
NetApp, Inc.
2.700% due 06/22/30 610 540
Newell Brands, Inc.
5.375% due 04/01/36 421 419
5.500% due 04/01/46 450 417
NextEra Energy Capital Holdings, Inc.
4.900% due 02/28/28 3,899 3,916
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,608
NiSource, Inc.
5.250% due 03/30/28 2,199 2,230
Nordstrom, Inc.
5.000% due 01/15/44 545 409
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 4,019 3,714
Nuveen LLC
4.000% due 11/01/28 (Þ) 330 321
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 4,065 3,796
Occidental Petroleum Corp.
3.400% due 04/15/26 162 158
6.200% due 03/15/40 4,075 4,043
Oceaneering International, Inc.
6.000% due 02/01/28 379 372
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 820 608
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 911 899
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 1,332 1,313
3.375% due 02/01/31 340 303
Series WI
4.500% due 04/01/27 2,412 2,382
ONEOK, Inc.
4.550% due 07/15/28 2,460 2,432
5.650% due 11/01/28 520 534
6.100% due 11/15/32 390 410
Oracle Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 11/15/27 1,055 1,013
2.875% due 03/25/31 690 611
3.900% due 05/15/35 2,532 2,247
3.950% due 03/25/51 240 183
5.550% due 02/06/53 245 239
Owens Corning
4.400% due 01/30/48 2,954 2,441
Pacific Gas and Electric Co.
3.300% due 03/15/27 1,273 1,225
PacifiCorp
3.500% due 06/15/29 315 298
Pactiv LLC
7.950% due 12/15/25 403 412
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 1,803 1,803
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 570 601
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 4,590 4,081
Pfizer, Inc.
4.750% due 05/19/33 600 591
2.550% due 05/28/40 365 260
Philip Morris International, Inc.
3.125% due 03/02/28 4,672 4,448
5.750% due 11/17/32 1,145 1,193
Piedmont Operating Partnership, LP
9.250% due 07/20/28 3,627 3,990
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 240 246
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 2,912 2,833
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 717 721
Public Service Electric and Gas Co.
2.050% due 08/01/50 4,396 2,457
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 2,721 2,823
Radian Group, Inc.
4.875% due 03/15/27 3,721 3,694
Raytheon Technologies Corp.
4.125% due 11/16/28 1,080 1,057
4.450% due 11/16/38 2,434 2,215
Realty Income Corp.
2.850% due 12/15/32 605 515
Republic Services, Inc.
5.000% due 04/01/34 375 373
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 475 419
4.625% due 04/06/31 (Þ) 980 831
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 224 210

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 05/15/30 (Þ) 458 423
7.500% due 07/15/38 (Þ) 134 135
6.875% due 04/15/40 (Þ) 290 275
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 399 423
3.700% due 03/15/28 444 423
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 595 548
RTX Corp.
6.400% due 03/15/54 445 501
S&P Global, Inc.
2.300% due 08/15/60 395 209
Series WI
3.900% due 03/01/62 120 93
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 2,479 2,407
Sabra Health Care, LP
3.200% due 12/01/31 500 431
Series WI
5.125% due 08/15/26 1,453 1,453
Safeway, Inc.
7.250% due 02/01/31 356 363
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 665 650
San Diego Gas & Electric Co.
4.950% due 08/15/28 2,631 2,658
Santander Holdings USA, Inc.
Series WI
4.400% due 07/13/27 200 197
Seagate HDD Cayman
4.875% due 06/01/27 418 413
4.091% due 06/01/29 385 363
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 784 831
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 3,508
Senior Housing Properties Trust
4.750% due 02/15/28 845 747
Service Properties Trust
5.250% due 02/15/26 424 412
4.750% due 10/01/26 222 210
3.950% due 01/15/28 345 296
4.950% due 10/01/29 262 209
Sherwin-Williams Co. (The)
4.500% due 06/01/47 874 754
Simon Property Group, LP
1.750% due 02/01/28 290 266
3.250% due 09/13/49 1,045 726
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 2,004 1,905
Skyworks Solutions, Inc.
1.800% due 06/01/26 2,577 2,452
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SMBC Aviation Capital
5.550% due 04/03/34 (Þ) 595 599
Smithfield Foods, Inc.
3.000% due 10/15/30 (Þ) 580 503
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 2,865 2,757
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 2,610 2,514
Starbucks Corp.
3.750% due 12/01/47 526 398
Steelcase, Inc.
5.125% due 01/18/29 648 625
Synchrony Financial
5.625% due 08/23/27 2,655 2,675
Synovus Financial Corp.
5.625% due 02/15/28 3,811 3,790
Sysco Corp.
3.300% due 02/15/50 727 510
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,936
Tapestry, Inc.
7.850% due 11/27/33 310 316
TC PipeLines, LP
3.900% due 05/25/27 4,215 4,111
Teledyne Technologies, Inc.
2.250% due 04/01/28 2,573 2,373
Tenet Healthcare Corp.
6.875% due 11/15/31 576 617
Time Warner Cable LLC
5.500% due 09/01/41 2,500 2,105
T-Mobile USA, Inc.
4.950% due 03/15/28 410 412
Series WI
3.750% due 04/15/27 555 543
2.050% due 02/15/28 2,933 2,693
2.550% due 02/15/31 670 582
3.300% due 02/15/51 635 437
Toledo Hospital (The)
4.982% due 11/15/45 178 134
6.015% due 11/15/48 458 407
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 423 419
Transocean, Inc.
7.500% due 04/15/31 692 644
6.800% due 03/15/38 410 340
9.350% due 12/15/41 64 57
Travel + Leisure Co.
5.750% due 04/01/27 948 956
Truist Financial Corp.
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 555 553

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
340 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 525 472
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 635 629
Tyson Foods, Inc.
3.550% due 06/02/27 4,259 4,133
United Airlines Pass-Through Trust
Series AA
4.150% due 08/25/31 1,414 1,353
2.700% due 05/01/32 1,594 1,410
United States Steel Corp.
6.650% due 06/01/37 620 629
UnitedHealth Group, Inc.
5.875% due 02/15/53 965 1,009
6.050% due 02/15/63 445 472
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,588 1,496
Unum Group
4.046% due 08/15/41 585 466
4.500% due 12/15/49 195 159
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 1,130 1,123
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 470 482
Valero Energy Corp.
4.350% due 06/01/28 20 20
Verizon Communications, Inc.
3.550% due 03/22/51 1,785 1,305
VF Corp.
6.450% due 11/01/37 416 423
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 2,771 2,793
5.625% due 05/15/52 1,547 1,451
Virginia Electric & Power Co.
5.550% due 08/15/54 235 237
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 3,876 3,766
4.300% due 07/15/29 (Þ) 1,300 1,245
Vornado Realty, LP
3.400% due 06/01/31 547 466
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 3,000
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30 525 417
4.800% due 11/18/44 556 410
4.650% due 06/01/46 351 227
4.100% due 04/15/50 651 420
Walmart, Inc.
3.625% due 12/15/47 3,215 2,551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WarnerMedia Holdings, Inc.
Series WI
3.755% due 03/15/27 390 375
5.050% due 03/15/42 560 447
5.141% due 03/15/52 1,640 1,235
Waste Management, Inc.
4.625% due 02/15/33 635 626
Wells Fargo & Co.
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 2,291 2,220
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 720 727
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 1,505 1,515
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 919 851
Western Digital Corp.
3.100% due 02/01/32 745 622
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 1,081 1,076
Series WI
3.450% due 11/15/26 2,595 2,530
Williams Cos., Inc. (The)
5.300% due 08/15/28 3,130 3,177
Xcel Energy, Inc.
1.750% due 03/15/27 2,635 2,461
Xerox Corp.
4.800% due 03/01/35 628 364
6.750% due 12/15/39 594 399
XPO CNW, Inc.
6.700% due 05/01/34 589 617
XTO Energy, Inc.
6.750% due 08/01/37 1,644 1,865
Yum! Brands, Inc.
6.875% due 11/15/37 215 239
5.350% due 11/01/43 343 334
Zions Bancorp NA
3.250% due 10/29/29 237 208
476,567
International Debt - 13.1%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 1,265 1,252
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 330 331
3.300% due 01/30/32 660 580
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 2,248 1,987
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 4,176 4,040
Allianz SE

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 600 638
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/48 535 485
Arbor Realty CLO, Ltd.
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,327 1,325
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 6,512 6,508
AstraZeneca PLC
2.125% due 08/06/50 295 168
Australia & New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 585 497
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 580 535
BAE Systems PLC
5.300% due 03/26/34 (Þ) 515 521
5.500% due 03/26/54 (Þ) 295 297
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 4,202 4,058
Banco Santander SA
6.527% due 11/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.650%)(Ê) 3,900 4,028
3.490% due 05/28/30 600 550
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 3,014 2,877
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 580
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 776 830
Barclays PLC
5.200% due 05/12/26 2,216 2,216
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 880 921
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 1,170 1,226
BAT Capital Corp.
3.215% due 09/06/26 405 394
7.081% due 08/02/53 578 640
Series WI
4.540% due 08/15/47 710 567
Bellemeade Re, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,422
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,345 2,349
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,977
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,637
BNP Paribas SA
4.375% due 05/12/26 (Þ) 115 114
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 1,170 1,186
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 3,915 3,754
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 4,026 3,937
5.850% due 02/01/35 258 262
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 585 457
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 4,280 4,106
Cencosud SA
4.375% due 07/17/27 (Þ) 4,015 3,914
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
Series WI
4.250% due 04/15/27 2,852 2,811
CI Financial Corp.
3.200% due 12/17/30 2,197 1,861
CIFC Funding, Ltd.
Series 2017-1A Class ARR
3.702% due 01/22/31 (CME Term
SOFR 3 Month + 1.372%)(Ê)(Þ) 1,429 1,434
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 2,579 2,478
Credit Agricole SA
3.250% due 01/14/30 (Þ) 550 499
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,385 1,313
Daimler Truck Finance NA LLC
5.375% due 01/18/34 (Þ) 660 666
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 335 316

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
342 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 1,320 1,348
Delhaize America, Inc.
9.000% due 04/15/31 809 965
Deutsche Bank AG
7.146% due 07/13/27 (SOFR +
2.520%)(Ê) 3,550 3,665
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 377
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 1,815 2,135
Diageo Capital PLC
5.625% due 10/05/33 585 610
Eagle Re, Ltd.
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 652 653
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 2,373 2,420
Emera US Finance, LP
Series WI
3.550% due 06/15/26 4,074 3,980
Enbridge, Inc.
5.700% due 03/08/33 3,561 3,651
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 303 300
Enel Americas SA
4.000% due 10/25/26 2,881 2,825
Enel Finance America LLC
7.100% due 10/14/27 (Þ) 2,115 2,237
Enel Finance International NV
1.625% due 07/12/26 (Þ) 398 377
4.625% due 06/15/27 (Þ) 3,122 3,101
Eni USA, Inc.
7.300% due 11/15/27 3,139 3,346
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,909
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,123 1,087
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 3,306
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 720 730
5.893% due 04/04/54 (Þ) 360 364
GoldenTree Loan Management US
CLO 22, Ltd.
Series 2024-22A Class A
5.937% due 10/20/37 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 3,400 3,401
Good Energy Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-1A Class A
5.900% due 01/17/61 (Þ) 2 2
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 4,247 4,218
Home RE, Ltd.
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,239
HSBC Holdings PLC
4.300% due 03/08/26 1,025 1,019
2.013% due 09/22/28 (SOFR +
1.732%)(Ê) 4,094 3,771
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 440 469
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,886 3,769
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 4,317 4,205
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,243
InRetail Consumer
3.250% due 03/22/28 (Þ) 4,349 4,029
Intesa Sanpaolo SpA
6.625% due 06/20/33 (Þ) 3,878 4,117
JDE Peet's NV
1.375% due 01/15/27 (Þ) 4,524 4,190
Juniper Valley Park CLO, Ltd.
Series 2024-1A Class AR
5.867% due 07/20/36 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 8,740 8,757
LCM 29, Ltd.
Series 2021-29A Class AR
5.988% due 04/15/31 (CME Term
SOFR 3 Month + 1.332%)(Ê)(Þ) 2,433 2,435
Lloyds Banking Group PLC
4.650% due 03/24/26 543 539
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,170 1,192
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 3,595 3,457
LSEGA Financing PLC
2.000% due 04/06/28 (Þ) 2,420 2,206
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 145 149
5.150% due 03/17/30 (Þ) 500 490
6.500% due 03/26/31 (Þ) 205 213
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 1,345 1,265
Madison Park Funding XVII, Ltd.
Series 2021-17A Class AR2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.732% due 07/21/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 3,262 3,262
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 2,665 2,666
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 2,720 2,652
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 512 555
Methanex Corp.
5.250% due 12/15/29 361 349
5.650% due 12/01/44 397 354
Mexico Generadora de Energia S de rl
5.500% due 12/06/32 (Þ) 1,723 1,699
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 3,603 3,508
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 1,025 1,053
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 730 623
Nokia OYJ
4.375% due 06/12/27 4,011 3,935
NXP BV / NXP Funding LLC / NXP
USA, Inc.
Series WI
3.150% due 05/01/27 2,308 2,219
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 375 375
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 485 485
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,862
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,034
Octagon Investment Partners 30, Ltd.
Series 2021-1A Class A1R
6.586% due 03/17/30 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 1,667 1,669
OHA Loan Funding, Ltd.
Series 2021-1A Class AR3
6.738% due 01/19/37 (CME Term
SOFR 3 Month + 1.412%)(Ê)(Þ) 1,990 1,995
Open Text Corp.
6.900% due 12/01/27 (Þ) 866 901
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 437 413
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 3,513
3.832% due 02/08/51 (Þ) 730 489
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 880 879
Radnor RE, Ltd.
Series 2022-1 Class M1A
5.933% due 09/25/32 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 992 995
Rogers Communications, Inc.
5.000% due 02/15/29 305 305
5.300% due 02/15/34 595 590
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 864 845
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 880 894
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,104
Scentre Group Trust 2
Series 144a
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 730 715
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê)(ƒ)(Þ) 2,365 2,271
SK Telecom Co., Ltd.
6.625% due 07/20/27 (Þ) 650 679
Societe Generale SA
4.250% due 08/19/26 (Þ) 1,618 1,583
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,623 2,484
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 3,844 3,655
Standard Chartered PLC
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 950 1,010
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,411
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 3,034 3,065
Telecom Italia Capital SA
6.000% due 09/30/34 454 441
7.200% due 07/18/36 475 483
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 4,231 4,184

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
344 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 3,805 3,692
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 242 255
TransAlta Corp.
6.500% due 03/15/40 585 601
TransCanada PipeLines, Ltd.
Series 10YR
4.250% due 05/15/28 3,076 3,016
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 910
TSMC Arizona Corp.
3.875% due 04/22/27 1,150 1,129
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 440 373
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 365 450
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,087 1,036
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 404 422
Var Energi ASA
7.500% due 01/15/28 (Þ) 3,711 3,942
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 398 418
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 2,039 1,931
Woori Bank
5.125% due 08/06/28 (Þ) 3,400 3,378
Yara International ASA
3.800% due 06/06/26 (Þ) 1,681 1,649
4.750% due 06/01/28 (Þ) 788 780
273,503
Mortgage-Backed Securities - 27.0%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,462 697
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 126 127
Barclays PLC
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 1,501 1,465
Bear Stearns ARM Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 95 84
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,786 9,649
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,380
Series 2024-MDHS Class B
7.191% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 5,929 5,931
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,461
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,634
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 5,889 4,555
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,589
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,021
Fannie Mae
2.600% due 2031 1,680 1,488
5.500% due 2034 150 153
4.500% due 2035 757 750
5.500% due 2035 100 103
6.000% due 2035 104 107
5.500% due 2036 199 204
5.500% due 2037 60 62
6.000% due 2039 84 88
5.500% due 2040 1,207 1,237
5.000% due 2041 639 640
6.000% due 2041 315 330
3.500% due 2045 1,761 1,609
4.000% due 2045 1,225 1,156
3.000% due 2046 367 324
3.500% due 2046 479 442
4.500% due 2046 904 879
3.000% due 2047 1,749 1,547
3.500% due 2047 835 764
4.000% due 2047 1,046 982
4.500% due 2048 2,081 2,011
5.000% due 2048 1,349 1,331
3.000% due 2049 14,572 12,689
3.500% due 2049 61 56
4.000% due 2049 1,831 1,719
5.000% due 2049 89 88
2.000% due 2050 5,198 4,185

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 2050 2,771 2,301
3.000% due 2050 13,063 11,355
2.000% due 2051 3,688 2,924
2.500% due 2051 1,627 1,366
5.000% due 2052 16,731 16,295
4.500% due 2053 9,797 9,312
5.000% due 2053 12,119 11,790
30 Year TBA(Ï)
4.500% 55,620 55,408
5.500% 42,174 41,762
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 3 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 4 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 1 —
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 1 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 11 2
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 14 2
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 53 8
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 10 1
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 12 2
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 6 1
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 8 8
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 64 62
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,129 211
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,139 217
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 5,543 5,607
Freddie Mac
6.000% due 2038 460 482
4.500% due 2039 1,552 1,526
5.500% due 2039 193 198
5.500% due 2040 296 304
4.000% due 2041 1,901 1,817
5.500% due 2041 412 423
4.000% due 2044 961 913
3.500% due 2045 3,964 3,638
3.000% due 2046 6,480 5,737
4.000% due 2046 495 468
4.500% due 2046 165 160
3.000% due 2047 1,845 1,635
3.000% due 2048 203 179
4.000% due 2048 690 651
4.500% due 2048 1,307 1,263
3.000% due 2049 820 719
2.500% due 2050 8,154 6,884
3.000% due 2050 10,406 9,107
2.000% due 2051 17,331 13,824
2.500% due 2051 9,123 7,676
4.000% due 2052 14,421 13,347
4.500% due 2052 16,286 15,486
5.000% due 2052 12,171 11,854
5.500% due 2053 13,297 13,181
6.000% due 2054 12,261 12,341
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 50 1
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 6 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 96 96
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 15 2
Series 2006-R007 Class ZA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
346 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 05/15/36 374 382
Series 2012-4045 Class HD
4.500% due 07/15/41 6 6
Freddie Mac STRIPS
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 1 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 3 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 5 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 7 1
Ginnie Mae I
4.500% due 2039 2,248 2,205
Ginnie Mae II
6.500% due 2054 4,954 5,044
30 Year TBA(Ï)
5.500% 16,979 16,879
6.000% 40,990 41,278
6.500% 14,500 14,739
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 4 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,002 920
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 5,507 5,422
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 395
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 83 76
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(ƒ)(Þ) 134 125
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 437 372
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 12,590 11,579
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 5,769 5,092
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,478 2,169
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 9,635 8,376
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,456 3,998
Series 2023-HE2 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 3,555 3,579
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,689 1,698
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,363 1,172
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 8,261 8,237
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 485
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 79
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 639 629
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,042 1,043
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 2,065 2,051
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 6,949 6,969
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 1,148 1,138
PRP Advisors, LLC
Series 2024-RCF6 Class A1
4.000% due 10/25/54 (~)(Ê)(Þ) 4,490 4,325
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 1,091 1,098
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 4,374 4,397
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 6,820 6,881
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 6,433 6,441
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 389 357
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 6,698 6,105
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 128 124
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 5,472 5,514
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 3,048 3,098
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 2,858 2,837
564,401
Non-US Bonds - 6.9%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 8,700 8,331
Colombian TES
Series B
13.250% due 02/09/33 COP 26,971,000 6,898
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 1,388 1,777
Hellenic Republic International
Government Bond
4.125% due 06/15/54 (Þ) EUR 2,707 3,012
Japan 30 Year Government International
Bond
Series 81
1.600% due 12/20/53 JPY 1,105,400 6,369
Series 84
2.100% due 09/20/54 JPY 1,267,300 8,173
Japan 40 Year Government International
Bond
Series 17
2.200% due 03/20/64 JPY 270,550 1,659
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 447,800 20,340
8.500% due 03/01/29 MXN 147,470 6,999
Mexico Government International Bond
2.250% due 08/12/36 EUR 552 467
4.000% due 03/15/15 EUR 2,521 1,993
Norway Government International
Bond
Series 487
3.625% due 04/13/34 (Þ) NOK 43,000 3,845
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 2,508 3,245
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 10,021 10,085
Series 14-2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.470% due 11/12/26 MXN 173,000 7,932
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 31,973 1,518
Series 2048
8.750% due 02/28/48 ZAR 62,411 2,814
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 944 1,198
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,139 1,437
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 2,474 3,135
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 3,640 4,132
5.625% due 02/22/36 (Þ) EUR 1,784 1,898
Series REGS
2.750% due 02/26/26 (Þ) EUR 4,163 4,491
5.000% due 09/27/26 (Þ) EUR 3,192 3,567
1.750% due 07/13/30 (Þ) EUR 5,029 4,651
2.124% due 07/16/31 (Þ) EUR 3,866 3,511
3.750% due 02/07/34 (Þ) EUR 4,383 4,161
2.625% due 12/02/40 (Þ) EUR 4,312 3,053
2.875% due 04/13/42 (Þ) EUR 4,020 2,874
4.625% due 04/03/49 (Þ) EUR 966 866
Shamrock Residential
Series 2022-2 Class A
5.068% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 1,592 1,733
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.753% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,553
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 4,320 5,598
143,315
United States Government Treasuries - 5.3%
United States Treasury Notes
4.500% due 11/15/25 375 376
1.625% due 02/15/26 6,638 6,421
2.250% due 03/31/26 4,289 4,173
1.625% due 05/15/26 3,985 3,833
4.625% due 06/30/26 2,720 2,738
3.750% due 08/31/26 757 751
1.250% due 12/31/26 6,199 5,832
0.625% due 03/31/27 4,803 4,420
2.375% due 05/15/27 5,205 4,985
0.500% due 05/31/27 3,970 3,619

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
348 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 08/15/27 4,999 4,753
2.250% due 11/15/27 2,495 2,361
2.750% due 02/15/28 219 210
1.125% due 02/29/28 117 106
3.125% due 11/15/28 666 640
3.750% due 12/31/28 3,376 3,323
4.250% due 02/28/29 2,740 2,750
4.625% due 04/30/29 2,915 2,971
2.375% due 05/15/29 2,052 1,902
4.000% due 07/31/29 460 457
3.625% due 08/31/29 2,615 2,557
4.000% due 10/31/29 1,478 1,467
1.750% due 11/15/29 2,766 2,470
0.625% due 05/15/30 696 574
6.250% due 05/15/30 2,534 2,788
3.750% due 06/30/30 1,612 1,577
0.625% due 08/15/30 2,591 2,119
0.875% due 11/15/30 3,822 3,155
1.625% due 05/15/31 411 351
1.250% due 08/15/31 481 397
1.375% due 11/15/31 614 508
1.875% due 02/15/32 2,454 2,092
2.875% due 05/15/32 2,582 2,355
3.500% due 02/15/33 410 388
3.875% due 08/15/33 2,243 2,179
4.500% due 11/15/33 2,999 3,050
4.000% due 02/15/34 2,375 2,324
4.375% due 05/15/34 770 776
3.875% due 08/15/34 3,950 3,822
1.125% due 05/15/40 2,485 1,550
1.375% due 11/15/40 1,621 1,040
1.750% due 08/15/41 1,939 1,301
2.000% due 11/15/41 327 228
3.250% due 05/15/42 2,005 1,687
2.875% due 05/15/43 1,312 1,029
4.125% due 08/15/44 2,205 2,070
2.500% due 05/15/46 1,723 1,223
2.750% due 11/15/47 1,574 1,155
3.000% due 02/15/49 239 182
2.875% due 05/15/49 989 736
1.250% due 05/15/50 482 242
1.375% due 08/15/50 557 288
1.625% due 11/15/50 586 324
2.375% due 05/15/51 1,309 870
1.875% due 11/15/51 2,595 1,519
2.875% due 05/15/52 1,506 1,113
3.625% due 02/15/53 511 438
4.750% due 11/15/53 1,050 1,095
4.625% due 05/15/54 1,030 1,054
4.250% due 08/15/54 900 866
111,580
Total Long-Term Investments
(cost $1,722,434) 1,660,384
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 25.1%
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 2,500 2,458
Agence Francaise de Developpement
EPIC
Series EMTN
5.727% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 4,600 4,602
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (Š) 400 —
General Motors Co.
6.125% due 10/01/25 425 429
Inter-American Development Bank
Series GMTN
4.924% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,771
Qwest Corp.
7.250% due 09/15/25 419 417
Sands China, Ltd.
Series WI
5.125% due 08/08/25 779 777
U.S. Cash Management Fund(@) 293,911,157
(∞)
293,882
United States Treasury Bills
4.622% due 11/29/24 (ž) 100,178 99,820
4.656% due 12/05/24 (ž) 9,800 9,757
4.651% due 12/10/24 (ž) 64,209 63,891
4.667% due 12/17/24 (ž) 42,092 41,846
Total Short-Term Investments
(cost $522,634) 522,650
Total Investments - 104.6%
(identified cost $2,245,068) 2,183,034
Other Assets and Liabilities,
Net - (4.6)%
(95,092)
Net Assets - 100.0%
2,087,942

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 349
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
28.5%
7-Eleven, Inc. 09/06/24 4,257,000 90.94 3,871
3,787
AES Panama Generation Holdings SRL 04/26/21 2,247,790 102.41 2,302
1,987
Africa Finance Corp. 11/02/21 1,158,000 101.02 1,170
1,138
Africa Finance Corp. 09/13/22 2,500,000 98.81 2,470
2,458
Agence Francaise de Developpement EPIC 09/13/22 4,600,000 100.04 4,602
4,602
Aircastle, Ltd. 07/07/22 3,397,000 89.03 3,024
3,152
Aircastle, Ltd. 10/30/24 1,285,000 102.42 1,316
1,312
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson’s LLC 08/20/24 110,000 93.27 103
102
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 370,000 97.59 361
371
Alimentation Couche-Tard, Inc. 09/19/17 4,176,000 98.46 4,112
4,040
Allianz SE 10/30/24 600,000 106.94 642
638
American Tower Trust #1 06/21/23 12,833,000 100.54 12,902
12,976
American Tower Trust #1 05/08/24 2,394,000 94.00 2,250
2,283
Andorra Government International Bond 04/28/21 EUR 8,700,000 113.43 9,868
8,331
Arbor Realty CLO, Ltd. 06/14/23 1,327,495 98.17 1,303
1,325
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 3,223,085 100.00 3,223
3,211
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 6,511,758 100.00 6,512
6,508
Australia & New Zealand Banking Group, Ltd. 10/30/24 585,000 85.17 498
497
Aviation Capital Group LLC 10/30/24 615,000 96.10 591
591
Avolon Holdings Funding, Ltd. 10/30/24 580,000 92.48 536
535
AXIS Equipment Finance Receivables X LLC 08/20/24 3,555,000 97.53 3,467
3,467
AXIS Equipment Finance Receivables XIV LLC 07/18/24 3,200,000 99.99 3,200
3,224
BAE Systems PLC 10/30/24 295,000 101.28 299
297
BAE Systems PLC 10/30/24 515,000 101.50 523
521
Banco de Bogota SA 04/25/24 4,202,000 94.59 3,975
4,058
Barclays PLC 03/26/24 1,501,060 97.08 1,457
1,465
Bayer US Finance II LLC 03/06/24 2,239,000 102.24 2,289
2,315
BDS, Ltd. 04/04/22 10,506,638 100.00 10,507
10,503
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,422
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.22 2,965
2,977
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,637
Bellemeade Re, Ltd. 02/15/23 2,345,423 97.75 2,293
2,349
Blackstone Holdings Finance Co. LLC 10/30/24 570,000 85.16 485
484
BNP Paribas SA 02/06/24 115,000 98.41 113
114
BNP Paribas SA 04/17/24 3,915,000 94.04 3,682
3,754
BNP Paribas SA 10/30/24 1,170,000 101.78 1,191
1,186
Boeing Co. (The) 10/30/24 580,000 107.86 626
622
Boston Gas Co. 01/05/24 272,000 94.71 258
259
BRAVO Residential Funding Trust 04/30/24 914,622 100.00 915
921
BRAVO Residential Funding Trust 10/09/24 2,995,534 100.00 2,996
2,979
Business Jet Securities LLC 09/06/24 2,407,097 100.00 2,407
2,366
BX Commercial Mortgage Trust 12/02/21 9,785,598 99.88 9,774
9,649
BX Trust 01/24/24 15,622,000 99.76 15,584
15,380
BX Trust 05/02/24 5,929,252 99.76 5,915
5,931
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,461
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.66 13,389
10,634
CAMB Commercial Mortgage Trust 09/24/24 5,889,000 81.18 4,781
4,555
Cellnex Telecom SA 10/30/24 585,000 78.42 459
457
Cencosud SA 11/06/23 4,015,000 95.04 3,816
3,914
CF Industries, Inc. 09/12/23 1,100,000 97.39 1,071
1,093
CIFC Funding, Ltd. 06/05/24 1,429,102 100.22 1,432
1,434
CLI Funding IX LLC 07/24/24 3,095,109 100.50 3,110
3,079
Coca-Cola Icecek AS 04/25/24 2,579,000 92.89 2,396
2,478
Credit Agricole SA 04/17/24 1,385,000 92.77 1,285
1,313
Credit Agricole SA 10/30/24 550,000 91.02 501
499
Daimler Truck Finance NA LLC 10/30/24 660,000 101.10 667
666
Danske Bank A/S 02/06/24 335,000 92.63 310
316
Danske Bank A/S 10/30/24 1,320,000 102.40 1,352
1,348
DBGS Mortgage Trust 04/03/19 4,612,000 101.02 4,659
3,589
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/17/24 3,647,000 97.05 3,539
3,604
DK Trust 03/01/24 4,021,000 100.00 4,021
4,021
DLLAA LLC 07/25/23 4,870,000 100.00 4,870
4,991
Dresdner Funding Trust I 06/16/22 1,195,000 106.63 1,274
1,329
Eagle Re, Ltd. 10/29/21 652,132 100.02 652
653

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
350 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
East Ohio Gas Co. (The) 09/16/24 2,650,000 87.98 2,331
2,262
Element Fleet Management Corp. 08/08/23 2,373,000 100.42 2,383
2,420
Enel Finance America LLC 08/08/23 2,115,000 103.84 2,196
2,237
Enel Finance International NV 10/16/23 398,000 92.36 368
377
Enel Finance International NV 04/17/24 3,122,000 97.76 3,052
3,101
Entegris Escrow Corp. 08/06/24 1,079,000 96.98 1,047
1,045
Eurosail-UK PLC 01/21/21 GBP 1,387,552 135.72 1,883
1,777
Ferguson Finance PLC 05/06/24 4,225,000 97.31 4,111
4,149
FIGRE Trust 03/19/24 5,543,209 100.03 5,545
5,607
FIGRE Trust 06/06/24 1,696,465 100.99 1,713
1,719
FIGRE Trust 09/05/24 1,857,426 102.68 1,907
1,882
FIGRE Trust 09/09/24 2,969,182 100.00 2,969
2,932
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 85.28 3,442
3,306
Glencore Funding LLC 10/30/24 360,000 101.64 366
364
Glencore Funding LLC 10/30/24 720,000 101.71 732
730
GoldenTree Loan Management US CLO 22, Ltd. 10/03/24 3,400,000 100.00 3,400
3,401
Good Energy Group PLC 08/14/24 2,033 100.57 2
2
GS Mortgage Securities Trust 08/04/23 5,507,000 96.05 5,289
5,422
GSAA Home Equity Trust 10/21/15 187,773 79.11 149
225
Hellenic Republic International Government Bond 04/24/24 EUR 2,707,000 104.83 2,838
3,012
HGI CRE CLO, Ltd. 09/17/21 4,247,293 100.00 4,247
4,218
HMH Trust 06/09/17 7,770,000 99.97 7,767
395
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,239
Hyundai Capital America 10/30/24 395,000 90.78 359
358
Hyundai Capital America 10/30/24 580,000 93.21 541
540
ICICI Bank, Ltd. 09/06/24 3,886,000 98.19 3,816
3,769
Imperial Brands Finance PLC 08/08/23 4,317,000 97.03 4,173
4,205
Indianapolis Power & Light Co. 10/30/24 555,000 102.26 568
565
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 94.78 2,231
2,243
InRetail Consumer 01/05/24 4,349,000 93.10 4,049
4,029
International Flavors & Fragrances, Inc. 07/15/24 5,040,000 91.38 4,593
4,616
International Flavors & Fragrances, Inc. 10/30/24 755,000 85.75 647
646
Intesa Sanpaolo SpA 08/09/23 3,878,000 98.88 3,835
4,117
Irwin Home Equity Loan Trust 06/30/15 126,760 101.33 128
127
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL 01/05/24 328,000 106.40 349
368
JDE Peet's NV 03/06/24 4,524,000 92.14 4,168
4,190
JPMorgan Mortgage Trust 06/05/20 83,482 102.73 86
76
JPMorgan Mortgage Trust 06/05/20 134,232 103.29 139
125
JPMorgan Mortgage Trust 03/30/21 436,519 101.94 445
372
JPMorgan Mortgage Trust 04/26/21 12,589,992 101.74 12,809
11,579
JPMorgan Mortgage Trust 01/26/22 9,634,648 99.15 9,553
8,376
JPMorgan Mortgage Trust 04/27/22 4,455,959 95.83 4,270
3,998
JPMorgan Mortgage Trust 03/10/23 5,769,018 88.53 5,107
5,092
JPMorgan Mortgage Trust 04/20/23 2,478,238 88.44 2,192
2,169
JPMorgan Mortgage Trust 09/27/23 3,554,581 100.02 3,555
3,579
JPMorgan Mortgage Trust 02/27/24 1,689,469 100.00 1,689
1,698
JPMorgan Wealth Management 07/30/20 1,362,504 103.33 1,408
1,172
Juniper Valley Park CLO, Ltd. 06/28/24 8,740,000 100.00 8,740
8,757
Kubota Credit Owner Trust 02/14/24 4,560,000 99.98 4,559
4,619
Kubota Credit Owner Trust 06/18/24 1,750,000 99.99 1,750
1,769
LCM 29, Ltd. 10/09/24 2,432,530 100.13 2,436
2,435
Level 3 Financing, Inc. 03/31/23 107,000 96.32 103
117
Liberty Mutual Group, Inc. 05/03/22 218,000 127.92 279
241
LSEGA Financing PLC 09/16/24 2,420,000 93.21 2,256
2,206
Macquarie Airfinance Holdings, Ltd. 10/30/24 145,000 103.19 150
149
Macquarie Airfinance Holdings, Ltd. 10/30/24 205,000 104.05 213
213
Macquarie Airfinance Holdings, Ltd. 10/30/24 500,000 98.23 491
490
Macquarie Group, Ltd. 10/30/24 1,345,000 94.07 1,265
1,265
Madison Park Funding XVII, Ltd. 06/20/24 3,262,201 100.12 3,266
3,262
Madison Park Funding XVIII, Ltd. 10/09/24 2,664,677 100.15 2,669
2,666
Marks & Spencer PLC 09/25/19 512,000 110.45 566
555
Mattel, Inc. 08/08/23 4,116,000 96.26 3,962
4,019
Mexico Generadora de Energia S de rl 04/04/23 1,722,584 97.12 1,673
1,699
MF1 LLC 07/19/23 2,201,202 100.24 2,206
2,204
MF1 LLC 01/30/24 6,314,000 99.76 6,299
6,322

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 351
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
MHC Commercial Mortgage Trust 04/06/21 8,261,038 99.32 8,205
8,237
MISC Capital Two Labuan, Ltd. 02/06/24 3,603,000 96.57 3,480
3,508
MMAF Equipment Finance LLC 01/17/24 3,160,000 99.99 3,160
3,183
MMAF Equipment Finance LLC 07/08/24 1,960,000 96.57 1,893
1,917
Mondelez International, Inc. 11/05/21 358,000 99.44 356
335
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.22 79
79
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0.83 486
485
National Australia Bank, Ltd. 10/30/24 730,000 85.62 625
623
NGPL PipeCo LLC 09/26/19 2,298,000 124.26 2,855
2,608
Nomura Resecuritization Trust 10/23/15 638,802 95.12 608
629
Norway Government International Bond 02/06/24 NOK 43,000,000 9.33 4,014
3,845
NRG Energy, Inc. 04/25/24 4,019,000 92.76 3,728
3,714
Nuveen LLC 10/30/24 330,000 97.59 322
321
Oaktown Re VI, Ltd. 04/14/21 375,051 100.05 375
375
Oaktown Re VII, Ltd. 10/15/21 485,488 100.00 485
485
Oaktown Re, Ltd. 09/28/21 1,024,000 101.49 1,039
1,034
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,862
Octagon Investment Partners 30, Ltd. 06/07/24 1,666,513 100.12 1,669
1,669
OHA Loan Funding, Ltd. 07/12/24 1,990,000 100.20 1,994
1,995
Ohio National Financial Services, Inc. 09/16/24 911,000 101.23 922
899
Open Text Corp. 08/08/23 866,000 101.06 875
901
Parkmore Point RMBS PLC 02/07/23 GBP 2,508,363 118.46 2,971
3,245
Pennsylvania Electric Co. 08/08/23 1,803,000 99.38 1,792
1,803
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 570,000 105.83 603
601
Pernod Ricard International Finance LLC 09/16/24 4,590,000 90.90 4,172
4,081
Petroleos Mexicanos 04/02/24 EUR 10,021,000 94.72 9,492
10,085
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 437,000 95.68 418
413
Preston Ridge Partners Mortgage LLC 12/01/20 1,042,057 100.00 1,042
1,043
Preston Ridge Partners Mortgage LLC 04/28/21 2,065,231 100.00 2,065
2,051
Preston Ridge Partners Mortgage LLC 02/23/24 6,948,572 100.00 6,949
6,969
Preston Ridge Partners Mortgage Trust 11/03/21 1,148,109 98.16 1,127
1,138
Prosus NV 08/04/22 3,847,000 88.59 3,408
3,513
Prosus NV 10/30/24 730,000 67.64 494
489
PRP Advisors, LLC 10/07/24 4,490,000 96.77 4,345
4,325
QBE Insurance Group, Ltd. 10/30/24 880,000 99.72 878
879
Radnor RE, Ltd. 11/30/23 991,650 101.42 1,006
995
RCKT Mortgage Trust 07/13/23 1,091,309 99.10 1,082
1,098
RCKT Mortgage Trust 02/15/24 3,161,257 99.99 3,161
3,169
RCKT Mortgage Trust 03/19/24 4,373,592 99.99 4,373
4,397
RCKT Mortgage Trust 08/14/24 2,898,692 100.00 2,899
2,872
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 475,000 90.55 430
419
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 980,000 75.96 744
831
RMAC Securities No. 1 PLC 04/15/21 GBP 2,473,627 133.66 3,306
3,135
RMAC Securities No. 1 PLC 04/15/21 GBP 1,139,369 133.72 1,524
1,437
RMAC Securities No. 1 PLC 04/15/21 GBP 944,477 134.61 1,271
1,198
Rockies Express Pipeline LLC 07/07/22 290,000 91.12 264
275
Rockies Express Pipeline LLC 08/07/23 224,000 93.30 209
210
Rockies Express Pipeline LLC 12/06/23 458,000 91.71 420
423
Rockies Express Pipeline LLC 09/17/24 134,000 105.00 141
135
Rogers Communications, Inc. 02/02/24 864,000 97.71 844
845
Romania Government International Bond 02/23/21 EUR 4,312,000 114.31 4,929
3,053
Romania Government International Bond 07/08/21 EUR 4,020,000 111.01 4,462
2,874
Romania Government International Bond 02/24/22 EUR 3,866,000 86.98 3,363
3,511
Romania Government International Bond 02/24/22 EUR 966,000 96.73 934
866
Romania Government International Bond 09/21/22 EUR 4,163,000 96.38 4,012
4,491
Romania Government International Bond 12/02/22 EUR 5,029,000 86.43 4,347
4,651
Romania Government International Bond 09/11/23 EUR 3,640,000 107.44 3,911
4,132
Romania Government International Bond 02/15/24 EUR 1,784,000 106.75 1,904
1,898
Romania Government International Bond 02/27/24 EUR 3,192,000 110.67 3,533
3,567
Romania Government International Bond 04/19/24 EUR 4,383,000 93.78 4,111
4,161
Sabal Trail Transmission LLC 09/16/24 2,479,000 99.53 2,467
2,407
Saluda Grade Alternative Mortgage Trust 11/17/23 1,356,119 100.24 1,359
1,389
Saluda Grade Alternative Mortgage Trust 02/07/24 2,094,761 102.09 2,138
2,130
Saluda Grade Alternative Mortgage Trust 04/05/24 6,433,452 100.00 6,433
6,441
Saluda Grade Alternative Mortgage Trust 10/16/24 6,820,089 101.41 6,916
6,881

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
352 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sammons Financial Group, Inc. 10/30/24 665,000 98.32 654
650
Saudi Arabian Oil Co. 08/08/23 2,394,000 87.91 2,104
2,104
Scentre Group Trust 2 10/30/24 730,000 98.26 717
715
SCF Equipment Leasing 06/03/24 3,474,000 99.99 3,474
3,533
Sealed Air Corp. 04/22/20 784,000 105.61 828
831
Sequoia Mortgage Trust 10/21/16 389,137 102.48 399
357
Sequoia Mortgage Trust 05/06/21 6,698,211 102.49 6,865
6,105
Shamrock Residential 11/20/23 EUR 1,592,291 109.37 1,742
1,733
Shinhan Financial Group Co., Ltd. 09/06/24 2,365,000 96.10 2,273
2,271
SK Telecom Co., Ltd. 09/06/24 650,000 105.70 687
679
SMBC Aviation Capital 10/30/24 595,000 100.85 600
599
Smithfield Foods, Inc. 10/30/24 580,000 86.95 504
503
Societe Generale SA 02/03/23 2,623,000 93.76 2,459
2,484
Societe Generale SA 02/06/24 1,618,000 97.26 1,574
1,583
Sodexo, Inc. 10/12/23 3,844,000 94.14 3,619
3,655
Standard Chartered PLC 04/02/20 950,000 95.32 906
1,010
Suzano Austria GmbH 10/12/23 3,034,000 99.52 3,020
3,065
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,553
Textainer Marine Containers VII, Ltd. 08/06/24 4,231,200 100.00 4,231
4,184
Topaz Solar Farms LLC 04/25/24 423,181 99.01 419
419
Towd Point Mortgage Trust 08/17/20 1,590,399 101.66 1,617
1,536
Towd Point Mortgage Trust 07/21/23 5,472,063 99.84 5,463
5,514
Towd Point Mortgage Trust 10/19/23 3,048,160 99.99 3,048
3,098
UBS Group AG 10/30/24 365,000 123.76 452
450
UBS Group AG 10/30/24 440,000 85.20 375
373
UniCredit SpA 04/22/20 404,000 105.78 427
422
UniCredit SpA 01/05/24 1,087,000 93.27 1,014
1,036
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 4,320,000 127.07 5,490
5,598
Var Energi ASA 12/05/23 3,711,000 103.87 3,855
3,942
VICI Properties, Inc. 07/06/22 2,771,000 98.41 2,727
2,793
Vistra Operations Co. LLC 04/17/24 3,876,000 95.38 3,697
3,766
Vistra Operations Co. LLC 10/30/24 1,300,000 96.09 1,249
1,245
Wells Fargo Commercial Mortgage Trust 11/15/22 2,858,074 97.31 2,781
2,837
Wipro IT Services LLC 08/08/23 2,039,000 94.03 1,917
1,931
Woori Bank 09/06/24 3,400,000 101.13 3,438
3,378
Yara International ASA 10/16/23 1,681,000 97.11 1,632
1,649
Yara International ASA 07/15/24 788,000 98.15 773 780
595,588
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 161 CAD 19,640 12/24
(282)
Euro-Bund Futures 64 EUR 8,435 12/24
(95)
Long Gilt Futures 434 GBP 40,81 3 12/24
(2,479)
United States 2 Year Treasury Note Futures 3,624 USD 746,346 12/24
(6,313)
United States 5 Year Treasury Note Futures 1,292 USD 138,547 12/24
(3,228)
United States 10 Year Treasury Note Futures 4,082 USD 460,190 12/24
(14,069)
United States Treasury Long Bond Futures 1,700 USD 200,547 12/24
(11,987)
United States Treasury Ultra Bond Futures 840 USD 105,525 12/24 (7,269)
Short Positions
Euro-Bobl Futures 86 EUR 10,161 12/24
67

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 353
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Bund Futures 487 EUR 64,186 12/24
851
Euro-Buxl Futures 31 EUR 4,103 12/24
22
Euro-Schatz Futures 30 EUR 3,196 12/24
1
Japanese 10 Year Government Bond Futures 153 JPY 22,061,070 12/24
(52)
Long Gilt Futures 17 GBP 1,599 12/24
104
United States 2 Year Treasury Note Futures 951 USD 195,854 12/24
1,000
United States 5 Year Treasury Note Futures 660 USD 70,775 12/24
511
United States 10 Year Treasury Note Futures 958 USD 108,641 12/24
4,105
United States Treasury Long Bond Futures 13 USD 1,534 12/24
4
United States Treasury Ultra Bond Futures 102 USD 12,814 12/24 807
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (38,302)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7,000 EUR 6,432 12/11/24 8
Bank of America USD 874 JPY 133,293 11/08/24 3
Bank of America USD 10,745 NOK 113,526 11/08/24 (424)
Bank of America EUR 6,432 USD 6,991 11/08/24 (7)
Bank of America JPY 133,293 USD 878 12/11/24 (4)
Bank of America SEK 54,734 USD 5,346 11/08/24 208
Bank of New York USD 10,396 NOK 114,693 12/11/24 32
Bank of New York NOK 114,693 USD 10,395 11/08/24 (32)
BNP Paribas USD 4,380 TRY 172,576 11/08/24 639
Citigroup USD 175 BRL 991 11/04/24 (4)
Citigroup USD 431 BRL 2,438 11/04/24 (9)
Citigroup USD 601 BRL 3,292 11/04/24 (32)
Citigroup USD 862 BRL 4,721 11/04/24 (46)
Citigroup USD 1,784 BRL 10,310 11/04/24 (1)
Citigroup USD 1,786 BRL 10,321 11/04/24 (1)
Citigroup USD 2,706 BRL 14,766 11/04/24 (152)
Citigroup USD 8,705 BRL 49,600 11/04/24 (126)
Citigroup USD 9,549 BRL 55,176 11/04/24 (5)
Citigroup USD 9,517 BRL 55,176 02/04/25 (81)
Citigroup USD 812 CAD 1,101 01/15/25 (19)
Citigroup USD 218 CLP 208,081 01/15/25 (2)
Citigroup USD 4,014 CLP 3,751,333 01/15/25 (113)
Citigroup USD 13,361 EUR 12,080 11/08/24 (219)
Citigroup USD 587 EUR 540 01/15/25 2
Citigroup USD 615 EUR 565 01/15/25 2
Citigroup USD 653 GBP 502 01/15/25 (5)
Citigroup USD 69 ILS 256 01/15/25 —
Citigroup USD 517 ILS 1,923 01/15/25 (1)
Citigroup USD 594 ILS 2,210 01/15/25 (1)
Citigroup USD 2,969 ILS 11,056 01/15/25 (3)
Citigroup USD 6,260 JPY 909,260 11/08/24 (273)
Citigroup USD 55 JPY 8,100 01/15/25 (1)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
354 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 4,107 KRW 5,498,225 01/15/25 (95)
Citigroup USD 225 MXN 4,555 01/15/25 —
Citigroup USD 3 NOK 37 01/15/25 —
Citigroup USD 24 NOK 260 01/15/25 —
Citigroup USD 181 NOK 1,981 01/15/25 (1)
Citigroup USD 283 NOK 3,082 01/15/25 (2)
Citigroup USD 1,578 TRY 58,758 11/12/24 125
Citigroup USD 2,187 TRY 85,479 11/12/24 292
Citigroup USD 302 ZAR 5,336 01/15/25 (1)
Citigroup BRL 991 USD 171 11/04/24 —
Citigroup BRL 2,438 USD 422 11/04/24 —
Citigroup BRL 3,292 USD 570 11/04/24 —
Citigroup BRL 4,721 USD 817 11/04/24 —
Citigroup BRL 10,310 USD 1,799 11/04/24 16
Citigroup BRL 10,321 USD 1,799 11/04/24 14
Citigroup BRL 14,766 USD 2,556 11/04/24 1
Citigroup BRL 49,600 USD 8,584 11/04/24 4
Citigroup BRL 55,176 USD 9,626 11/04/24 81
Citigroup BRL 4,958 USD 848 02/04/25 —
Citigroup BRL 11,691 USD 1,998 02/04/25 (2)
Citigroup CAD 293 USD 213 01/15/25 2
Citigroup CLP 1,185,259 USD 1,257 01/15/25 25
Citigroup CLP 1,366,924 USD 1,447 01/15/25 26
Citigroup CLP 1,407,231 USD 1,486 01/15/25 23
Citigroup COP 7,535,387 USD 1,755 01/15/25 68
Citigroup COP 26,750,336 USD 6,320 01/15/25 331
Citigroup EUR 272 HUF 111,547 01/15/25 (1)
Citigroup EUR 3,840 JPY 619,768 01/14/25 (72)
Citigroup EUR 3,680 JPY 592,500 01/15/25 (79)
Citigroup EUR 311 NOK 3,679 01/15/25 (5)
Citigroup EUR 3,892 NOK 45,504 01/15/25 (109)
Citigroup EUR 46 USD 50 11/12/24 —
Citigroup EUR 7,680 USD 8,383 01/15/25 2
Citigroup EUR 55,099 USD 60,689 01/15/25 568
Citigroup GBP 2,960 USD 3,817 01/15/25 1
Citigroup GBP 6,429 USD 8,370 01/15/25 82
Citigroup HUF 52,709 EUR 131 01/15/25 3
Citigroup HUF 1,484,624 EUR 3,680 01/15/25 74
Citigroup ILS 1,084 USD 293 01/15/25 2
Citigroup ILS 1,949 USD 527 01/15/25 4
Citigroup ILS 5,533 USD 1,498 01/15/25 14
Citigroup ILS 6,879 USD 1,861 01/15/25 16
Citigroup JPY 67,937 USD 461 01/15/25 9
Citigroup JPY 223,300 USD 1,508 01/15/25 24
Citigroup JPY 1,032,000 USD 7,007 01/15/25 149

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 355
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup JPY 1,256,243 USD 8,572 01/15/25 225
Citigroup KRW 5,491,679 USD 4,050 01/15/25 43
Citigroup MXN 9,815 USD 493 01/15/25 9
Citigroup MXN 18,687 USD 947 01/15/25 24
Citigroup MXN 733,631 USD 36,962 01/15/25 740
Citigroup NOK 4,778 EUR 402 01/15/25 4
Citigroup NOK 22,153 EUR 1,866 01/15/25 22
Citigroup NOK 22,252 EUR 1,874 01/15/25 21
Citigroup NOK 48,095 USD 4,523 01/15/25 150
Citigroup TRY 64,747 USD 1,740 11/08/24 (143)
Citigroup TRY 107,915 USD 2,882 11/08/24 (257)
Citigroup TRY 37,694 USD 1,006 11/12/24 (87)
Citigroup TRY 38,115 USD 1,025 11/12/24 (80)
Citigroup TRY 68,428 USD 1,841 11/12/24 (142)
Citigroup ZAR 5,572 USD 314 01/15/25 —
Citigroup ZAR 6,872 USD 390 01/15/25 2
Citigroup ZAR 7,325 USD 414 01/15/25 1
Citigroup ZAR 8,269 USD 468 01/15/25 2
Citigroup ZAR 10,236 USD 580 01/15/25 3
Citigroup ZAR 11,495 USD 651 01/15/25 3
Citigroup ZAR 13,856 USD 790 01/15/25 9
Citigroup ZAR 18,607 USD 1,050 01/15/25 1
Citigroup ZAR 26,747 USD 1,519 01/15/25 11
Citigroup ZAR 46,781 USD 2,659 01/15/25 22
HSBC USD 5,196 SEK 55,521 11/08/24 16
HSBC CHF 13,748 USD 16,241 11/08/24 314
HSBC SEK 55,521 USD 5,205 12/11/24 (16)
JPMorgan Chase USD 15,676 CHF 13,557 11/08/24 31
JPMorgan Chase USD 13,387 GBP 10,091 11/08/24 (375)
JPMorgan Chase CHF 13,557 USD 15,731 12/11/24 (32)
JPMorgan Chase GBP 15,359 USD 19,536 11/12/24 (269)
Morgan Stanley USD 1,120 GBP 850 11/12/24 (25)
Morgan Stanley GBP 214 USD 280 11/12/24 5
Royal Bank of Canada USD 15,663 GBP 12,062 12/11/24 (110)
Royal Bank of Canada USD 5,372 NZD 8,567 11/08/24 (251)
Royal Bank of Canada AUD 15,732 USD 10,842 11/08/24 488
Royal Bank of Canada EUR 1,763 USD 1,935 11/12/24 16
Royal Bank of Canada GBP 12,062 USD 15,664 11/08/24 110
Royal Bank of Canada GBP 77 USD 100 11/12/24 1
State Street USD 10,388 AUD 15,848 11/08/24 42
State Street USD 220 CHF 190 11/08/24 1
State Street USD 145 EUR 130 11/12/24 (3)
State Street USD 2,564 GBP 1,971 11/08/24 (23)
State Street USD 261 GBP 200 11/12/24 (3)
State Street USD 500 GBP 380 11/12/24 (10)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
356 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 107 NOK 1,167 11/08/24 (1)
State Street USD 97 NZD 162 11/08/24 —
State Street AUD 116 USD 76 11/08/24 —
State Street AUD 15,848 USD 10,392 12/11/24 (42)
State Street EUR 5,647 USD 6,137 11/08/24 (7)
State Street JPY 1,042,553 USD 6,813 11/08/24 (52)
State Street SEK 787 USD 74 11/08/24 —
Westpac USD 5,200 NZD 8,729 12/11/24 19
Westpac NZD 8,729 USD 5,198 11/08/24 (19)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,310
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 98,597 11.610%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/26
— (185) (185)
Citigroup JPY 9,800,000 TONAR
(4)
0.290%
(4)
03/18/26
— 102 102
Citigroup ZAR 21,955 3 Month JIBAR
(2)
7.280%
(2)
12/18/26
— 4 4
Citigroup ZAR 31,946 3 Month JIBAR
(2)
7.130%
(2)
12/18/26
— 11 11
Citigroup ZAR 55,174 3 Month JIBAR
(2)
7.140%
(2)
12/18/26
— 18 18
Citigroup ZAR 221,000 3 Month JIBAR
(2)
7.060%
(2)
12/18/26
— 91 91
Citigroup BRL 20,644 11.870%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (64) (64)
Citigroup BRL 21,120 11.160%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (125) (125)
Citigroup BRL 24,145 9.810%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (288) (288)
Citigroup BRL 24,442 10.200%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (245) (245)
Citigroup BRL 48,352 10.710%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (374) (374)
Citigroup SEK 100,000 3 Month STIBOR
(4)
3.570%
(2)
10/19/28
— (483) (483)
Citigroup NOK 102,400 4.290%
(3)
6 Month NIBOR
(4)
10/19/28
— 51 51
Citigroup NOK 20,300 3.780%
(3)
6 Month NIBOR
(4)
02/09/29
— 7 7
Citigroup SEK 15,000 3 Month STIBOR
(4)
2.620%
(2)
07/12/29
— (33) (33)
Citigroup NOK 27,774 3.930%
(3)
6 Month NIBOR
(4)
07/15/29
— (25) (25)
Citigroup HUF 150,350 5.580%
(3)
6 Month BUBOR
(4)
12/18/29
— (19) (19)
Citigroup HUF 363,347 5.830%
(3)
6 Month BUBOR
(4)
12/18/29
— (35) (35)
Citigroup HUF 538,909 5.800%
(3)
6 Month BUBOR
(4)
12/18/29
— (54) (54)
Citigroup HUF 697,893 5.320%
(3)
6 Month BUBOR
(4)
12/18/29
— (106) (106)
Citigroup HUF 3,733,200 6.350%
(3)
6 Month BUBOR
(4)
12/18/29
— (143) (143)
Citigroup SEK 48,800 3 Month STIBOR
(4)
2.630%
(2)
02/08/34
— (138) (138)
Citigroup CAD 10,600 CORRA
(3)
3.500%
(3)
03/26/34
— (283) (283)
Citigroup CAD 8,000 CORRA
(3)
3.420%
(3)
03/26/54
— (330) (330)
Citigroup USD 8,500 SOFR
(4)
3.360%
(4)
08/20/54 — 463 463

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 357
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Interest Rate Swap Contracts (å) — (2,183) (2,183)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 91,018 $ —
$ —
$ 91,018 4.4
Corporate Bonds and Notes — 476,567 —
—
476,567 22.8
International Debt — 273,503 —
—
273,503 13.1
Mortgage-Backed Securities — 564,401 —
—
564,401 27.0
Non-US Bonds — 143,315 —
—
143,315 6.9
United States Government Treasuries — 111,580 —
—
111,580 5.3
Short-Term Investments — 228,768 — 293,882 522,650 25.1
Total Investments — 1,889,152 — 293,882 2,183,034 104.6
Other Assets and Liabilities, Net
(4.6)
100.0
Other Financial Instruments
Assets
Futures Contracts 7,472 — — — 7,472 0.4
Foreign Currency Exchange Contracts — 5,185 — — 5,185 0.2
Interest Rate Swap Contracts — 747 — — 747 —
*
A
Liabilities
Futures Contracts (45,774) — — — (45,774) (2.2)
Foreign Currency Exchange Contracts — (3,875) — — (3,875) (0.2)
Interest Rate Swap Contracts — (2,930) — — (2,930) ( 0. 1)
Total Other Financial Instruments
**
$ (38,302) $ (873) $ — $ — $ (39,175)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
358 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
8,331
Australia .............................................................................................
5,487
Belgium ..............................................................................................
485
Bermuda .............................................................................................
25,028
Brazil ..................................................................................................
5,495
Canada ................................................................................................
45,529
Cayman Islands ..................................................................................
28,911
Chile ...................................................................................................
10,845
China ..................................................................................................
10,405
Colombia ............................................................................................
10,956
Denmark .............................................................................................
1,664
Finland ...............................................................................................
3,935
France .................................................................................................
19,190
Germany .............................................................................................
10,787
Greece ................................................................................................
3,012
India ...................................................................................................
5,699
Ireland ................................................................................................
5,331
Italy ....................................................................................................
15,559
Japan ..................................................................................................
17,254
Jersey ..................................................................................................
14,357
Macao .................................................................................................
777
Malaysia .............................................................................................
3,508
Mexico ...............................................................................................
51,758
Netherlands ........................................................................................
6,406
Nigeria ................................................................................................
3,596
Norway ...............................................................................................
7,787
Panama ...............................................................................................
1,986
Peru ....................................................................................................
4,029
Romania .............................................................................................
33,204
Saudi Arabia .......................................................................................
2,104
South Africa .......................................................................................
4,332
South Korea .......................................................................................
10,237
Spain ..................................................................................................
5,036
Switzerland ........................................................................................
823
Taiwan ................................................................................................
1,129
Turkey ................................................................................................
2,478
United Kingdom .................................................................................
38,941
United States ......................................................................................
1,756,643
Total Investments ............................................................................... 2,183,034

Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 359
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 5,185 $ —
Variation margin on futures contracts* — 7,472
Interest rate swap contracts, at fair value — 747
Total
$ 5,185 $ 8,219
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 45,774
Unrealized depreciation on foreign currency exchange contracts 3,875 —
Interest rate swap contracts, at fair value — 2,930
Total
$ 3,875 $ 48,704
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 19,660
Interest rate swap contracts — — 3,415
Credit default swap contracts 196 — —
Foreign currency exchange contracts — (1,743) —
Total
$ 196 $ (1,743) $ 23,075
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 1,576
Interest rate swap contracts — — (2,394)
Credit default swap contracts (46) — —
Foreign currency exchange contracts — 408 —
Total
$ (46) $ 408 $ (818)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
360 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5,185 $ — $ 5,185
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 747 — 747
Total Financial and Derivative Assets
5,932 — 5,932
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 5,932 $ — $ 5,932
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 219 $ 219 $ — $ —
Bank of New York
32 32 — —
BNP Paribas
639 — 600 39
Citigroup
3,999 3,999 — —
HSBC
330 16 — 314
JPMorgan Chase
31 31 — —
Morgan Stanley
5 5 — —
Royal Bank of Canada
615 361 — 254
State Street
43 43 — —
Westpac
19 19 — —
Total
$ 5,932 $ 4,725 $ 600 $ 607

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 361
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,875 $ — $ 3,875
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,930 — 2,930
Total Financial and Derivative Liabilities
6,805 — 6,805
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 6,805 $ — $ 6,805
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 435 $ 219 $ — $ 216
Bank of New York 32 32 — —
Citigroup 5,101 3,999 1,102 —
HSBC 16 16 — —
JPMorgan Chase 676 31 — 645
Morgan Stanley 25 5 20 —
Royal Bank of Canada 361 361 — —
State Street 140 43 — 97
Westpac 19 19 — —
Total
$ 6,805 $ 4,725 $ 1,122 $ 958
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
362 Strategic Bond Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,245,068
Investments, at fair value(>) ........................................................................................................................................................
2,183,034
Cash .............................................................................................................................................................................................. 6,430
Foreign currency holdings(^) ....................................................................................................................................................... 626
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5,185
Receivables:
Dividends and interest ...................................................................................................................................................... 13,550
Dividends from affiliated funds ....................................................................................................................................... 1,240
Investments sold ............................................................................................................................................................... 3,355
Fund shares sold ............................................................................................................................................................... 1,402
From broker(a)(b)(c) ........................................................................................................................................................ 95,939
Variation margin on futures contracts .............................................................................................................................. 1,033
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 747
Total assets ...............................................................................................................................................................
2,312,541
Liabilities
Payables:
Due to broker (d) .............................................................................................................................................................. 600
Investments purchased ..................................................................................................................................................... 175,323
Fund shares redeemed ...................................................................................................................................................... 1,433
Accrued fees to affiliates .................................................................................................................................................. 881
Other accrued expenses .................................................................................................................................................... 264
Variation margin on futures contracts .............................................................................................................................. 39,293
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 3,875
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 2,930
Total liabilities ...........................................................................................................................................................
224,599
Net Assets ...............................................................................................................................................................
$ 2,087,942

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 363
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (607,4 60 )
Shares of beneficial interest .........................................................................................................................................................
2,271
Additional paid-in capital ............................................................................................................................................................
2,693,1 31
Net Assets ...............................................................................................................................................................
$ 2,087,942
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.14
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 9.50
Class A — Net assets ........................................................................................................................................................... $ 17,459,657
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,910,639
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.02
Class C — Net assets ........................................................................................................................................................... $ 7,767,376
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 861,581
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.21
Class M — Net assets .......................................................................................................................................................... $ 374,337,669
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 40,649,005
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 9.08
Class R6 — Net assets ......................................................................................................................................................... $ 3,578,020
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 394,228
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.22
Class S — Net assets ............................................................................................................................................................ $ 1,408,876,782
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 152,876,248
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.06
Class Y — Net assets ........................................................................................................................................................... $ 275,922,229
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 30,449,715
Amounts in thousands
(^)     Foreign currency holdings - cost $ 636
(•)     Interest rate swap contracts - premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund $ 293,882
(a)   Receivable from Broker for Futures $ 82,585
(b)   Receivable from Broker for Swaps $ 12,144
(c)   Receivable from Broker for TBAs $ 1,210
(d)   Due to Broker for Swaps $ 600
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
364 Strategic Bond Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 14,347
Interest .............................................................................................................................................................................. 101,016
Securities lending income (net) ....................................................................................................................................... 33
Total investment income ..............................................................................................................................................................
115,396
Expenses
Advisory fees ................................................................................................................................................................... 9,082
Administrative fees .......................................................................................................................................................... 1,060
Custodian fees .................................................................................................................................................................. 259
Distribution fees - Class A ............................................................................................................................................... 45
Distribution fees - Class C ............................................................................................................................................... 62
Transfer agent fees - Class A ........................................................................................................................................... 36
Transfer agent fees - Class C ........................................................................................................................................... 17
Transfer agent fees - Class M .......................................................................................................................................... 734
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 2,906
Transfer agent fees - Class Y ........................................................................................................................................... 16
Professional fees .............................................................................................................................................................. 195
Registration fees ............................................................................................................................................................... 125
Shareholder servicing fees - Class C ............................................................................................................................... 21
Trustees’ fees .................................................................................................................................................................... 99
Printing fees ..................................................................................................................................................................... 66
Miscellaneous .................................................................................................................................................................. 90
Expenses before reductions .............................................................................................................................................. 14,814
Expense reductions .......................................................................................................................................................... (3,077)
Net expenses ................................................................................................................................................................................
11,737
Net investment income (loss) .......................................................................................................................................................
103,659
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (18,466)
Investments in affiliated funds ......................................................................................................................................... 32
Futures contracts .............................................................................................................................................................. 19,660
Foreign currency exchange contracts ............................................................................................................................... (1,743)
Interest rate swap contracts .............................................................................................................................................. 3,415
Credit default swap contracts ........................................................................................................................................... 196
Foreign currency-related transactions .............................................................................................................................. 929
Net realized gain (loss) ................................................................................................................................................................
4,023
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 102,947
Investments in affiliated funds ......................................................................................................................................... 19
Futures contracts .............................................................................................................................................................. 1,576
Foreign currency exchange contracts ............................................................................................................................... 408
Interest rate swap contracts .............................................................................................................................................. (2,394)
Credit default swap contracts ........................................................................................................................................... (46)
Foreign currency-related transactions .............................................................................................................................. (292)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 102,218
Net realized and unrealized gain (loss) ........................................................................................................................................ 106,241
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 209,900

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 365
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 103,659 $ 89,951
Net realized gain (loss) ....................................................................................................................... 4,023 (344,082)
Net change in unrealized appreciation (depreciation) ........................................................................ 102,218 262,961
Net increase (decrease) in net assets from operations .............................................................................. 209,900 8,830
Distributions
To shareholders
Class A .......................................................................................................................................... (737) (369)
Class C .......................................................................................................................................... (288) (167)
Class M ......................................................................................................................................... (16,407) (8,436)
Class R6 ........................................................................................................................................ (130) (45)
Class S .......................................................................................................................................... (63,269) (29,535)
Class Y .......................................................................................................................................... (16,455) (12,663)
Net decrease in net assets from distributions ............................................................................................ (97,286) (51,215)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (25,474) (854,393)
Total Net Increase (Decrease) in Net Assets ........................................................................
87,140 (896,778)
Net Assets
Beginning of period .................................................................................................................................. 2,000,802 2,897,580
End of period .............................................................................................................................................
$ 2,087,942 $ 2,000,802

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
366 Strategic Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 276 $ 2,508 291 $ 2,654
Proceeds from reinvestment of distributions 79 726 40 364
Payments for shares redeemed (413) (3,760) (638) (5,843)
Net increase (decrease)
(58) (526) (307) (2,825)
Class C
Proceeds from shares sold 156 1,407 101 927
Proceeds from reinvestment of distributions 32 286 18 166
Payments for shares redeemed (264) (2,374) (406) (3,655)
Net increase (decrease)
(76) (681) (287) (2,562)
Class M
Proceeds from shares sold 7,214 66,277 11,038 101,866
Proceeds from reinvestment of distributions 1,786 16,405 919 8,435
Payments for shares redeemed (8,253) (75,872) (28,681) (260,946)
Net increase (decrease)
747 6,810 (16,724) (150,645)
Class R6
Proceeds from shares sold 321 2,885 65 594
Proceeds from reinvestment of distributions 14 130 5 45
Payments for shares redeemed (141) (1,285) (120) (1,101)
Net increase (decrease)
194 1,730 (50) (462)
Class S
Proceeds from shares sold 39,871 359,619 25,079 230,471
Proceeds from reinvestment of distributions 6,862 63,052 3,198 29,401
Payments for shares redeemed (37,035) (340,367) (80,277) (731,966)
Net increase (decrease)
9,698 82,304 (52,000) (472,094)
Class Y
Proceeds from shares sold 1,017 9,208 9,166 83,865
Proceeds from reinvestment of distributions 1,825 16,455 1,398 12,663
Payments for shares redeemed (15,598) (140,774) (35,865) (322,333)
Net increase (decrease)
(12,756) (115,111) (25,301) (225,805)
Total increase (decrease)
(2,251) $ (25,474) (94,669) $ (854,393)

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
368 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 8.68 . 40 .4 4 .84 (.38) —
October 31, 2023 8.92 .31 (.38) (.07) (.17) —
October 31, 2022 10.96 .14 (1.98) (1.84) (.13) (.07)
October 31, 2021 11.64 .12 (.07) .05 (.14) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
Class C
October 31, 2024 8.57 .33 .43 .76 (.31) —
October 31, 2023 8.84 .24 (.37) (.13) (.14) —
October 31, 2022 10.88 .06 (1.96) (1.90) (.07) (.07)
October 31, 2021 11.57 .04 (.06) (.02) (.08) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
Class M
October 31, 2024 8.74 .44 .44 .88 (.41) —
October 31, 2023 8.96 .34 (.37) (.03) (.19) —
October 31, 2022 11.02 .18 (2.00) (1.82) (.17) (.07)
October 31, 2021 11.69 .16 (.07) .09 (.17) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
Class R6
October 31, 2024 8.62 . 43 . 44 .87 (.41) —
October 31, 2023 8.84 .34 (.37) (.03) (.19) —
October 31, 2022 10.87 .18 (1.97) (1.79) (.17) (.07)
October 31, 2021 11.54 .16 (.06) .10 (.18) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
Class S
October 31, 2024 8.75 .43 .44 .87 (.40) —
October 31, 2023 8.98 .34 (.39) (.05) (.18) —
October 31, 2022 11.03 .17 (1.99) (1.82) (.16) (.07)
October 31, 2021 11.70 .15 (.07) .08 (.16) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
Class Y
October 31, 2024 8.61 .43 .44 .87 (.42) —
October 31, 2023 8.83 .34 (.37) (.03) (.19) —
October 31, 2022 10.85 .18 (1.95) (1.77) (.18) (.07)
October 31, 2021 11.52 .15 (.05) .10 (.18) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 369
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.38) 9.14 9.76 17,460 .95 .84 4. 40 91
(.17) 8.68 (.84) 17,085 1.02 .84 3.38 72
(.20) 8.92 (17.01) 20,294 1.01 .85 1.39 54
(.73) 10.96 .33 26,257 1.01 .86 1.10 89
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.31) 9.02 8.97 7,767 1.70 1.59 3.6 5 91
(.14) 8.57 (1.51) 8,035 1.77 1.59 2.61 72
(.14) 8.84 (17.71) 10,827 1.76 1.60 .62 54
(.67) 10.88 (.32) 15,321 1.76 1.61 .36 89
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.41) 9.21 10.20 374,338 .70 .47 4.77 91
(.19) 8.74 (.45) 348,932 .77 .47 3.74 72
(.24) 8.96 (16.79) 507,577 .76 .48 1.76 54
(.76) 11.02 .74 657,098 .75 .49 1.41 89
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.41) 9.08 10.24 3,578 .55 .46 4.79 91
(.19) 8.62 (.45) 1,727 .62 .46 3.73 72
(.24) 8.84 (16.74) 2,218 .61 .47 1.81 54
(.77) 10.87 .75 1,744 .61 .48 1.45 89
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.40) 9.22 10.09 1,408,877 .70 .57 4.67 91
(.18) 8.75 (.61) 1,252,987 .77 .57 3.64 72
(.23) 8.98 (16.77) 1,751,847 .76 .58 1.64 54
(.75) 11.03 .64 2,500,018 .76 .59 1.35 89
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.42) 9.06 10.17 275,922 .50 .43 4.80 91
(.19) 8.61 (.44) 372,036 .57 .43 3.75 72
(.25) 8.83 (16.65) 604,817 .56 .44 1.79 54
(.77) 10.85 .77 831,475 .55 .45 1.41 89
(.33) 11.52 6.30 382,779 .57 .44 2.38 88

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
370 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 592,471
Administrative fees 85,814
Distribution fees 8,903
Shareholder servicing fees 1,713
Transfer agent fees 186,994
Trustee fees 4,613
$ 880,508
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 228,628 $ 2,236,049 $ 2,170,846 $ 32 $ 19 $ 293,882 $ 14,347 $ —
U.S. Cash Collateral Fund 2,543 34,355 36,898 — — — 196 —
$ 231,171 $ 2,270,404 $ 2,207,744 $ 32 $ 19 $ 293,882 $ 14,543 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,243,703,959 $ 20,479,490 $ (80,501,900) $ (60,022,410) $ 23,278,895 $ (571,975,532)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 97,285,618 $ — $ — $ 51,215,4 13 $ — $ —
Total distributable earnings (losses)
$ (2)
Additional paid-in capital
2

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 92.9%
Asset-Backed Securities - 3.9%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 263 262
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class A2
5.190% due 07/21/31 (Þ) 1,660 1,672
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,205 1,216
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 903 898
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,232 1,210
CCG Receivables Trust
Series 2024-1 Class A2
4.990% due 03/15/32 (Þ) 850 852
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,582 1,574
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 15 14
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 2,059 2,110
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 675 676
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 797 808
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,509 1,490
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 450 434
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 1,900 1,928
JPMorgan Mortgage Trust
Series 2023-HE1 Class A1
6.817% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 1,754 1,767
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 2,236 2,265
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 830 839
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,052 3,056
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 3,018 3,027
Series 2024-FL14 Class A
6.496% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,102 2,105
MMAF Equipment Finance LLC
Series 2020-BA Class A4
0.660% due 11/15/27 (Þ) 1,290 1,262
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,500 1,511
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 1,758 1,657
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,551 1,554
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,482 1,469
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,028 1,045
SCF Equipment Leasing
Series 2024-1A Class A3
5.520% due 01/20/32 (Þ) 1,617 1,644
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 2,438 2,433
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 336 325
41,103
Corporate Bonds and Notes - 27.0%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 385 342
AbbVie, Inc.
5.050% due 03/15/34 660 665
5.400% due 03/15/54 450 454
Series WI
4.550% due 03/15/35 425 409
Accenture Capital, Inc.
3.900% due 10/04/27 720 711
4.250% due 10/04/31 1,615 1,565
AEP Texas, Inc.
5.450% due 05/15/29 1,335 1,362
Series WI
3.950% due 06/01/28 347 337
Aetna, Inc.
6.750% due 12/15/37 1,240 1,346
3.875% due 08/15/47 180 133

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
372 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Air Lease Corp.
5.850% due 12/15/27 815 839
3.000% due 02/01/30 860 776
Aircastle, Ltd.
4.250% due 06/15/26 386 381
2.850% due 01/26/28 (Þ) 187 174
5.750% due 10/01/31 (Þ) 760 768
Alleghany Corp.
3.250% due 08/15/51 460 318
Ally Financial, Inc.
6.184% due 07/26/35 (SOFR +
2.290%)(Ê) 1,035 1,033
Altria Group, Inc.
6.200% due 11/01/28 226 236
3.400% due 02/04/41 397 296
Amcor PLC
Series WI
3.625% due 04/28/26 222 218
Ameren Corp.
1.750% due 03/15/28 586 530
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 1,622 1,547
American Electric Power Co., Inc.
5.625% due 03/01/33 1,405 1,435
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 542 541
American Tower Trust #1
5.490% due 03/15/28 (Þ) 6,544 6,617
Amgen, Inc.
5.250% due 03/02/30 610 622
3.150% due 02/21/40 1,200 912
5.650% due 03/02/53 1,090 1,096
Aon NA, Inc.
5.750% due 03/01/54 1,140 1,155
Arizona Public Service Co.
5.550% due 08/01/33 915 927
5.700% due 08/15/34 1,045 1,071
AT&T, Inc.
1.650% due 02/01/28 549 499
4.300% due 02/15/30 865 842
6.800% due 05/15/36 525 573
3.500% due 06/01/41 1,190 935
Series WI
8.750% due 11/15/31 415 493
4.900% due 08/15/37 780 744
3.500% due 09/15/53 695 484
3.550% due 09/15/55 1,590 1,104
Athene Global Funding
5.684% due 02/23/26 (Þ) 930 937
2.950% due 11/12/26 (Þ) 1,900 1,826
2.500% due 03/24/28 (Þ) 855 785
AutoZone, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 11/01/28 293 308
Avnet, Inc.
6.250% due 03/15/28 266 275
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 1,620 1,603
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,480 1,424
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 1,560 1,567
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,938
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 890 686
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 328
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 198 188
Berry Global, Inc.
Series WI
1.570% due 01/15/26 214 205
Block Financial LLC
2.500% due 07/15/28 370 338
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,649
3.200% due 03/01/29 910 832
6.298% due 05/01/29 (Þ) 1,610 1,668
6.528% due 05/01/34 (Þ) 1,475 1,555
5.705% due 05/01/40 615 592
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,200 1,213
Broadcom, Inc.
5.150% due 11/15/31 1,400 1,409
3.419% due 04/15/33 (Þ) 895 790
4.800% due 10/15/34 1,170 1,131
4.926% due 05/15/37 (Þ) 508 487
Series WI
4.150% due 11/15/30 346 332
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 1,050 1,102
Brunswick Corp.
5.100% due 04/01/52 42 34
Burlington Northern Santa Fe LLC
5.500% due 03/15/55 760 775
Campbell Soup Co.
3.125% due 04/24/50 482 325
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 592
Carlisle Cos., Inc.
3.750% due 12/01/27 410 399
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 359
5.100% due 03/01/30 790 784

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Celanese US Holdings LLC
6.700% due 11/15/33 670 712
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.100% due 06/01/29 795 811
3.900% due 06/01/52 1,540 991
Series WI
4.200% due 03/15/28 571 551
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 297
3.700% due 11/15/29 697 656
2.742% due 12/31/39 695 558
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 316 310
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 573
Citadel, LP
4.875% due 01/15/27 (Þ) 625 617
Citigroup, Inc.
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 1,245 1,252
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 2,185 2,197
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 2,795 2,390
8.125% due 07/15/39 450 567
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 307 316
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 113
Comcast Corp.
6.450% due 03/15/37 835 917
5.350% due 05/15/53 1,425 1,379
5.650% due 06/01/54 570 578
Series WI
3.999% due 11/01/49 265 210
Comerica, Inc.
3.800% due 07/22/26 215 210
Conagra Brands, Inc.
1.375% due 11/01/27 334 302
4.850% due 11/01/28 205 204
ConocoPhillips Co.
5.550% due 03/15/54 960 959
Consolidated Edison Co., Inc.
4.625% due 12/01/54 1,010 887
Constellation Brands, Inc.
3.500% due 05/09/27 556 540
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 515 486
Corebridge Financial, Inc
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 454
CVS Health Corp.
4.780% due 03/25/38 625 557
5.050% due 03/25/48 3,779 3,264
Darden Restaurants, Inc.
4.550% due 02/15/48 202 166
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 518 512
Devon Energy Corp.
7.875% due 09/30/31 560 637
Diamondback Energy, Inc.
4.250% due 03/15/52 560 436
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 165
DTE Energy Co.
4.950% due 07/01/27 895 900
5.850% due 06/01/34 1,360 1,413
Duke Energy Corp.
4.850% due 01/05/29 1,120 1,120
5.000% due 08/15/52 288 259
5.800% due 06/15/54 1,110 1,113
Duke Energy Florida LLC
5.875% due 11/15/33 1,060 1,124
East Ohio Gas Co. (The)
3.000% due 06/15/50 (Þ) 445 281
Edwards Lifesciences Corp.
4.300% due 06/15/28 545 535
Elevance Health, Inc.
5.375% due 06/15/34 1,025 1,034
5.700% due 02/15/55 1,105 1,111
Enable Midstream Partners, LP
4.950% due 05/15/28 408 409
Energy Transfer Operating, LP
5.950% due 05/15/54 1,205 1,187
Energy Transfer, LP
4.000% due 10/01/27 655 641
5.250% due 04/15/29 1,560 1,575
3.750% due 05/15/30 546 509
6.550% due 12/01/33 680 730
Entergy Corp.
5.750% due 06/01/54 750 774
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 539 529
EPR Properties Co.
4.750% due 12/15/26 413 409
4.500% due 06/01/27 152 149
Equinix, Inc.
1.550% due 03/15/28 512 462
Essent Group, Ltd.
6.250% due 07/01/29 680 696

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
374 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 361 376
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,179
FactSet Research Systems, Inc.
2.900% due 03/01/27 269 258
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 261
Farmers Insurance Exchange
7.000% due 10/15/64 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.864%)(Ê)(Þ) 720 735
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 545 535
Florida Power & Light Co.
5.960% due 04/01/39 319 340
Ford Motor Credit Co. LLC
5.125% due 11/05/26 2,250 2,241
6.050% due 03/05/31 1,750 1,761
6.054% due 11/05/31 800 800
Fox Corp.
Series WI
5.576% due 01/25/49 275 261
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 308
FS KKR Capital Corp.
3.400% due 01/15/26 255 248
2.625% due 01/15/27 218 205
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 1,047
General Mills, Inc.
5.500% due 10/17/28 260 267
General Motors Financial Co., Inc.
2.400% due 04/10/28 273 250
4.900% due 10/06/29 1,375 1,356
5.750% due 02/08/31 1,175 1,197
5.950% due 04/04/34 1,345 1,370
Georgia Power Co.
5.250% due 03/15/34 1,100 1,117
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 502 502
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 338 329
Goldman Sachs Group, Inc. (The)
5.798% due 08/10/26 (SOFR +
1.075%)(Ê) 1,165 1,172
4.692% due 10/23/30 (SOFR +
1.135%)(Ê) 1,275 1,259
6.345% due 02/15/34 1,220 1,279
6.450% due 05/01/36 585 632
Series DMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 4,510 3,803
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 314
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 488 501
Hasbro, Inc.
3.550% due 11/19/26 564 549
HCA, Inc.
4.500% due 02/15/27 670 665
5.200% due 06/01/28 236 238
5.600% due 04/01/34 1,230 1,239
5.450% due 09/15/34 680 675
5.500% due 06/15/47 965 915
5.250% due 06/15/49 615 557
Series WI
3.125% due 03/15/27 317 305
Health Care Service Corp. A Mutual
Legal Reserve Co.
5.200% due 06/15/29 (Þ) 270 273
5.875% due 06/15/54 (Þ) 550 550
Hercules Capital, Inc.
2.625% due 09/16/26 324 307
3.375% due 01/20/27 227 215
Hess Corp.
6.000% due 01/15/40 1,500 1,572
5.600% due 02/15/41 315 316
5.800% due 04/01/47 440 446
Hewlett Packard Enterprise Co.
4.550% due 10/15/29 770 755
5.000% due 10/15/34 1,085 1,052
5.600% due 10/15/54 610 587
Hexcel Corp.
3.950% due 02/15/27 379 370
HF Sinclair Corp.
Series WI
5.875% due 04/01/26 1,095 1,104
5.000% due 02/01/28 1,195 1,183
Home Depot, Inc. (The)
5.875% due 12/16/36 132 141
Horizon Mutual Holdings, Inc.
Series 144A
6.200% due 11/15/34 1,000 997
HSBC Holdings PLC
Series BKNT
7.000% due 01/15/39 1,435 1,644
Hubbell, Inc.
3.500% due 02/15/28 231 222
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 535 515
Hyundai Capital America
5.400% due 01/08/31 (Þ) 805 811
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 395 402

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intel Corp.
3.750% due 08/05/27 880 854
3.050% due 08/12/51 1,115 674
Intercontinental Exchange, Inc.
5.250% due 06/15/31 1,010 1,030
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 595 545
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 432
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 166
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
5.125% due 02/01/28 529 528
6.500% due 12/01/52 1,575 1,616
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,733 1,643
Series 2019
2.750% due 05/15/32 2,174 1,914
JPMorgan Chase & Co.
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 1,830 1,830
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 515 495
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 542 517
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,725 1,713
8.750% due 09/01/30 405 482
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 1,890 2,028
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 747
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 1,230 1,280
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 523
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,433
Kellogg Co.
Series B
7.450% due 04/01/31 238 269
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 708
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 548 545
Keysight Technologies, Inc.
4.950% due 10/15/34 970 942
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 200 192
Kirby Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 03/01/28 195 190
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 880 816
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 208 174
Kroger Co. (The)
5.000% due 09/15/34 695 683
5.500% due 09/15/54 635 617
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 899
Las Vegas Sands Corp.
3.500% due 08/18/26 553 537
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 (Æ)(Ø) (Š) 1,450 —
Lennox International, Inc.
5.500% due 09/15/28 357 366
Lowe's Cos., Inc.
6.875% due 02/15/28 501 532
Main Street Capital Corp.
3.000% due 07/14/26 358 342
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,470 915
Mattel, Inc.
3.375% due 04/01/26 (Þ) 551 538
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 133
Merck & Co., Inc.
2.750% due 12/10/51 515 327
Mercury General Corp.
4.400% due 03/15/27 2,362 2,315
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 264 247
Meta Platforms, Inc.
5.400% due 08/15/54 710 712
5.550% due 08/15/64 665 673
Series WI
4.450% due 08/15/52 1,065 935
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 665 644
5.850% due 02/15/34 (Þ) 795 822
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 2,065 1,969
4.654% due 10/18/30 (SOFR +
1.100%)(Ê) 1,330 1,312
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,727
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 1,925 1,951
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 900 936
Morgan Stanley Direct Lending Fund

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
376 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.500% due 02/11/27 184 181
MPLX, LP
4.500% due 04/15/38 190 168
Nasdaq, Inc.
5.550% due 02/15/34 935 954
National Fuel Gas Co.
4.750% due 09/01/28 258 254
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 700 906
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 148
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 407 393
NextEra Energy Capital Holdings, Inc.
5.250% due 03/15/34 835 839
4.800% due 12/01/77 (USD 3 Month
LIBOR + 2.409%)(Ê) 204 195
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 362 344
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 337
NiSource, Inc.
5.350% due 04/01/34 1,240 1,244
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 258 246
NMI Holdings, Inc.
6.000% due 08/15/29 940 949
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 516
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 565 528
Occidental Petroleum Corp.
7.875% due 09/15/31 291 326
5.550% due 10/01/34 820 807
6.050% due 10/01/54 300 290
OGE Energy Corp.
5.450% due 05/15/29 735 750
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 615 607
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 552 545
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54 (Þ) 980 992
ONEOK, Inc.
4.550% due 07/15/28 291 288
Oracle Corp.
2.950% due 04/01/30 270 245
3.900% due 05/15/35 200 178
3.800% due 11/15/37 160 136
3.600% due 04/01/40 1,876 1,491
6.900% due 11/09/52 1,875 2,155
4.375% due 05/15/55 380 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
O'Reilly Automotive, Inc.
4.350% due 06/01/28 185 183
Owens Corning
4.400% due 01/30/48 344 284
Pacific Gas and Electric Co.
2.950% due 03/01/26 311 303
2.100% due 08/01/27 1,325 1,231
6.100% due 01/15/29 230 239
2.500% due 02/01/31 635 545
6.400% due 06/15/33 1,075 1,145
5.800% due 05/15/34 1,365 1,402
4.200% due 06/01/41 360 293
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 204
PacifiCorp
2.900% due 06/15/52 1,145 703
Paramount Global
5.900% due 10/15/40 380 329
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 407
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 164 164
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 517 460
Pfizer, Inc.
5.300% due 05/19/53 940 920
Philip Morris International, Inc.
4.375% due 11/01/27 1,200 1,192
5.250% due 09/07/28 425 433
4.375% due 11/15/41 635 552
Piedmont Operating Partnership, LP
9.250% due 07/20/28 222 244
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,095 1,119
Potomac Electric Power Co.
5.500% due 03/15/54 1,065 1,076
Prologis Targeted US Logistics Fund,
LP
5.250% due 01/15/35 (Þ) 720 712
Prospect Capital Corp.
3.706% due 01/22/26 391 380
3.364% due 11/15/26 192 181
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 331 333
Public Service Co. of Colorado
5.750% due 05/15/54 1,040 1,078
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 125
Radian Group, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 03/15/27 510 506
6.200% due 05/15/29 895 918
Raytheon Technologies Corp.
4.450% due 11/16/38 175 159
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 335
Royalty Pharma PLC
5.400% due 09/02/34 435 432
5.900% due 09/02/54 1,060 1,051
RPM International, Inc.
3.750% due 03/15/27 336 328
RTX Corp.
6.100% due 03/15/34 1,210 1,296
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 560 544
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 815 817
Sabra Health Care, LP
3.900% due 10/15/29 1,865 1,734
Series WI
5.125% due 08/15/26 437 437
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 239
SBL Holdings, Inc.
7.200% due 10/30/34 (Þ) 375 364
Sempra Energy
3.250% due 06/15/27 526 505
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 79 75
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 293 278
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 182 178
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 361 347
Sprint Capital Corp.
8.750% due 03/15/32 1,670 2,019
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 2,044 2,053
Starbucks Corp.
4.300% due 06/15/45 314 263
Synchrony Financial
5.625% due 08/23/27 362 365
3.950% due 12/01/27 291 279
5.935% due 08/02/30 (SOFR +
2.130%)(Ê) 865 877
Synovus Financial Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 02/15/28 170 169
System Energy Resources, Inc.
6.000% due 04/15/28 155 160
Tapestry, Inc.
7.350% due 11/27/28 221 225
Teledyne Technologies, Inc.
2.250% due 04/01/28 576 531
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,216 1,088
8.375% due 06/15/32 515 590
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 169
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 812
Time Warner Cable LLC
6.550% due 05/01/37 2,508 2,408
7.300% due 07/01/38 380 387
6.750% due 06/15/39 370 360
T-Mobile USA, Inc.
3.500% due 04/15/31 696 639
Series WI
3.750% due 04/15/27 283 277
2.050% due 02/15/28 289 265
4.500% due 04/15/50 1,520 1,289
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 542 532
Truist Financial Corp.
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 965 992
5.711% due 01/24/35 (SOFR +
1.922%)(Ê) 1,160 1,181
Tyson Foods, Inc.
3.550% due 06/02/27 431 418
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,695 1,742
Series AA
4.150% due 08/25/31 598 572
2.700% due 05/01/32 674 596
UnitedHealth Group, Inc.
5.875% due 02/15/53 920 962
5.375% due 04/15/54 495 485
5.625% due 07/15/54 675 687
Universal Health Services, Inc.
Series WI
2.650% due 10/15/30 253 219
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 810 837
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 895 918
Verizon Communications, Inc.
7.750% due 12/01/30 1,165 1,339
Series WI
2.355% due 03/15/32 1,990 1,660

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
378 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ViacomCBS, Inc.
6.875% due 04/30/36 665 665
4.600% due 01/15/45 235 170
VICI Properties, Inc.
5.625% due 05/15/52 376 353
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 09/01/26 (Þ) 276 272
Virginia Electric & Power Co.
5.000% due 04/01/33 991 983
5.000% due 01/15/34 840 833
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 553 537
Vontier Corp.
Series WI
1.800% due 04/01/26 870 830
Voya Financial, Inc.
5.000% due 09/20/34 1,555 1,501
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 284
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 1,526 1,219
5.141% due 03/15/52 800 602
Waste Management, Inc.
4.500% due 03/15/28 1,235 1,233
4.950% due 03/15/35 1,365 1,358
Wells Fargo & Co.
5.418% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,497
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 2,014
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,254
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,058
5.950% due 12/15/36 100 103
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 240 239
Xcel Energy, Inc.
4.000% due 06/15/28 552 536
Xylem, Inc.
1.950% due 01/30/28 591 545
Zions Bancorp NA
3.250% due 10/29/29 381 335
286,471
International Debt - 10.0%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 515 512
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 237 234
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 10/29/28 725 673
4.625% due 09/10/29 985 965
4.950% due 09/10/34 680 654
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 785 808
Algonquin Power & Utilities Corp.
5.365% due 06/15/26 (~)(Ê) 805 810
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 176 170
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 654
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 256
5.450% due 01/23/39 785 799
5.550% due 01/23/49 945 965
Series WI
4.439% due 10/06/48 370 323
Arbor Realty CLO, Ltd.
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 2,734 2,729
ArcelorMittal SA
6.350% due 06/17/54 1,055 1,051
AstraZeneca PLC
6.450% due 09/15/37 915 1,024
Avolon Holdings Funding, Ltd.
6.375% due 05/04/28 (Þ) 1,385 1,429
5.750% due 03/01/29 (Þ) 640 648
5.750% due 11/15/29 (Þ) 785 797
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,295 1,310
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 532 514
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 296 277
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 539 527
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,233
5.439% due 07/15/31 1,200 1,219
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 285 272
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 224
Barclays PLC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 01/12/26 1,435 1,426
5.200% due 05/12/26 462 462
4.942% due 09/10/30 (SOFR +
1.560%)(Ê) 1,635 1,617
Barrick NA Finance LLC
5.750% due 05/01/43 640 654
BAT Capital Corp.
2.259% due 03/25/28 1,179 1,082
6.421% due 08/02/33 2,085 2,219
Series WI
4.390% due 08/15/37 800 697
BDS, Ltd.
Series 2021-FL7 Class A
5.409% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 399 397
Bellemeade Re, Ltd.
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 602 603
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,461 1,470
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 1,888 1,916
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 810 816
BNP Paribas SA
4.625% due 03/13/27 (Þ) 233 230
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 850 862
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 177 170
BPCE SA
5.975% due 01/18/27 (SOFR +
2.100%)(Ê)(Þ) 1,945 1,963
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 203 193
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 164 160
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 252
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 556 533
Cencosud SA
4.375% due 07/17/27 (Þ) 558 544
CGI, Inc.
Series WI
1.450% due 09/14/26 433 407
Chile Electricity Lux MPC II Sarl
5.580% due 10/20/35 (Þ) 705 701
Chile Electricity Lux MPC Sarl
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.010% due 01/20/33 (Þ) 1,467 1,496
CI Financial Corp.
3.200% due 12/17/30 2,073 1,756
CIFC Funding, Ltd.
Series 2017-1A Class ARR
3.702% due 01/22/31 (CME Term
SOFR 3 Month + 1.372%)(Ê)(Þ) 692 694
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 280 269
Colombia Government International
Bond
7.750% due 11/07/36 1,185 1,166
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,245
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 281 268
4.631% due 09/11/28 (SOFR +
1.210%)(Ê)(Þ) 1,030 1,022
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 196 186
Danske Bank A/S
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 1,755 1,773
4.613% due 10/02/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 1,335 1,303
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,100 1,159
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 870 857
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 556 540
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 451 531
Electricite de France SA
6.000% due 04/22/64 (Þ) 1,000 976
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 479 488
Emera US Finance, LP
Series WI
3.550% due 06/15/26 551 538
Enbridge, Inc.
5.700% due 03/08/33 443 454
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 64
Enel Finance America LLC
7.100% due 10/14/27 (Þ) 289 306

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
380 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enel Finance International NV
1.625% due 07/12/26 (Þ) 286 271
3.500% due 04/06/28 (Þ) 214 204
Eni USA, Inc.
7.300% due 11/15/27 465 496
5.950% due 05/15/54 (Þ) 720 716
Fairfax Financial Holdings, Ltd.
6.350% due 03/22/54 575 598
Series WI
4.850% due 04/17/28 232 231
Fortis, Inc.
Series WI
3.055% due 10/04/26 370 358
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 236 220
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 1,331 1,261
2.940% due 09/30/40 (Þ) 729 589
GoldenTree Loan Management US
CLO 22, Ltd.
Series 2024-22A Class A
5.937% due 10/20/37 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 1,700 1,700
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 690
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 1,814 1,802
HSBC Holdings PLC
4.041% due 03/13/28 (CME Term
SOFR 3 Month + 1.808%)(Ê) 548 537
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 1,125 1,132
Hyundai Capital Services, Inc.
5.125% due 02/05/29 (Þ) 915 916
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 517 504
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 293
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 252
JDE Peet's NV
1.375% due 01/15/27 (Þ) 601 557
Juniper Valley Park CLO, Ltd.
Series 2024-1A Class AR
5.867% due 07/20/36 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 4,210 4,218
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 363 366
Lloyds Banking Group PLC
4.650% due 03/24/26 141 140
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 374 356
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,900 1,935
Madison Park Funding XVII, Ltd.
Series 2021-17A Class AR2
3.732% due 07/21/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 1,556 1,556
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,324 1,325
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 284 277
Mitsubishi UFJ Financial Group, Inc.
5.719% due 02/20/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê) 1,120 1,121
National Bank of Canada
4.500% due 10/10/29 890 872
National Grid PLC
5.418% due 01/11/34 945 955
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,170 1,198
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 556
Nokia OYJ
4.375% due 06/12/27 567 556
Nordea Bank Abp
6.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.660%)(Ê)(ƒ)(Þ) 690 662
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 77 77
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 833 841
OHA Loan Funding, Ltd.
Series 2021-1A Class AR3
6.738% due 01/19/37 (CME Term
SOFR 3 Month + 1.412%)(Ê)(Þ) 1,370 1,373
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 302
Prosus NV
4.850% due 07/06/27 (Þ) 260 256
Reliance Industries, Ltd.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.667% due 11/30/27 (Þ) 527 510
Reynolds American, Inc.
7.250% due 06/15/37 310 345
8.125% due 05/01/40 695 816
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 295
5.750% due 07/17/54 (Þ) 795 769
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 1,140 1,104
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,524
Scentre Group Trust 2
Series 144a
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 405 397
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 543 520
Societe Generale SA
4.250% due 08/19/26 (Þ) 564 552
7.367% due 01/10/53 (Þ) 490 499
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 380 361
Standard Chartered PLC
6.170% due 01/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.050%)(Ê)(Þ) 160 162
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 446 451
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 2,165 2,141
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 520 505
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 62
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,159
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 438 417
United Utilities PLC
6.875% due 08/15/28 481 513
Var Energi ASA
8.000% due 11/15/32 (Þ) 469 532
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 885 851
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 541 519
Wipro IT Services LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 06/23/26 (Þ) 277 262
Yara International ASA
3.800% due 06/06/26 (Þ) 260 255
105,332
Mortgage-Backed Securities - 27.6%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 26 27
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 2 2
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,317
Series 2024-MDHS Class A
6.991% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,542 2,545
Series 2024-MDHS Class B
7.191% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 3,699 3,700
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,181
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,134
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 10/25/57 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 976 990
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 3,405 3,448
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,305
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,526
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,292
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 6,190 6,388
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 235 235
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,034
Series 2023-1 Class M1A
7.315% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 2,422 2,430

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
382 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 3,543 3,497
Fannie Mae
2.600% due 2031 330 292
5.500% due 2033 9 10
5.500% due 2034 109 110
4.500% due 2035 156 154
6.000% due 2035 27 28
5.500% due 2036 80 82
5.500% due 2037 61 62
5.500% due 2038 255 261
6.000% due 2039 17 18
4.500% due 2040 57 56
5.500% due 2040 238 243
4.000% due 2041 67 64
3.500% due 2043 655 606
4.000% due 2043 70 67
4.000% due 2044 356 338
3.500% due 2045 503 460
4.000% due 2045 329 310
4.000% due 2046 718 677
4.500% due 2046 181 176
4.000% due 2047 229 216
4.500% due 2047 49 47
4.000% due 2048 291 274
5.000% due 2048 802 790
3.000% due 2049 2,483 2,146
4.000% due 2049 306 288
2.000% due 2051 4,155 3,333
4.000% due 2052 7,462 6,906
5.000% due 2052 2,928 2,852
5.500% due 2052 5,300 5,280
5.000% due 2053 6,456 6,287
5.500% due 2053 10,802 10,727
30 Year TBA(Ï)
5.500% 14,488 14,346
6.000% 19,907 20,031
6.500% 20,000 20,412
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 275 286
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 6 7
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,723 2,754
Series 2024-SL1 Class A1
1.000% due 07/25/53 1,000 1,000
Freddie Mac
5.500% due 2032 4 4
7.500% due 2032 4 4
5.500% due 2034 9 10
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2040 310 297
5.500% due 2041 87 89
3.500% due 2044 68 63
4.000% due 2044 228 216
4.000% due 2045 463 439
3.500% due 2046 58 53
4.000% due 2047 402 378
4.500% due 2048 154 149
3.000% due 2050 5,760 5,021
2.500% due 2051 1,287 1,083
3.500% due 2051 1,806 1,625
3.500% due 2052 3,933 3,521
4.000% due 2052 5,567 5,153
5.000% due 2052 2,979 2,901
5.500% due 2053 13,306 13,197
6.000% due 2054 5,204 5,238
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 108 111
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 203 206
Series 2006-3123 Class HT
5.000% due 03/15/26 9 9
Series 2010-3632 Class PK
5.000% due 02/15/40 39 39
Series 2012-4019 Class JD
3.000% due 05/15/41 30 29
Ginnie Mae II
4.500% due 2042 74 72
2.500% due 2052 4,086 3,468
5.500% due 2053 1,428 1,421
30 Year TBA(Ï)
5.000% 8,000 7,810
5.500% 17,839 17,734
6.000% 16,600 16,716
6.500% 18,000 18,297
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,328 2,292
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 150 127
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 1,988 1,749
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,920 2,686
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 472 416
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,244 2,053
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,837 2,504
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,328 1,162

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,368 1,189
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 595 522
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 842 755
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,690 1,702
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,083 1,089
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 767 768
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 3,238 3,229
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 84
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 14
Preston Ridge Partners Mortgage LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 3,544 3,454
RCKT Mortgage Trust
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 2,142 2,153
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 1,660 1,676
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 3,397 3,427
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 3,198 3,201
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,529 1,394
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 2,955 2,933
291,979
Municipal Bonds - 0.0%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 378 416
Non-US Bonds - 1.1%
Eurohome UK Mortgages PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-1 Class A
0.477% due 06/15/44 (SONIA +
0.269%)(Ê)(Þ) GBP 531 681
Eurosail-UK PLC
Series 2007-2X Class A3C
0.930% due 03/13/45 (SONIA +
0.269%)(Ê)(Þ) GBP 158 203
Series 2014-4X Class A3
1.252% due 06/13/45 (SONIA +
1.069%)(Ê)(Þ) GBP 834 1,071
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,061 1,372
Resloc UK PLC
Series 2007-1X Class A3B
0.241% due 12/15/43 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,127 1,423
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 254 322
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,379 1,740
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 664 841
Shamrock Residential
Series 2022-2 Class A
5.068% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 791 861
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.753% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 637
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 2,090 2,708
11,859
United States Government Treasuries - 23.3%
United States Treasury Notes
2.250% due 11/15/25 6,502 6,365
4.500% due 11/15/25 7,055 7,068
4.875% due 11/30/25 1,155 1,162
0.500% due 02/28/26 5,170 4,920
1.625% due 05/15/26 8,419 8,097
1.500% due 08/15/26 9,281 8,856
6.750% due 08/15/26 16,648 17,384
6.500% due 11/15/26 4,720 4,947
0.625% due 03/31/27 5,327 4,902
2.375% due 05/15/27 4,803 4,600
0.500% due 05/31/27 4,958 4,520

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
384 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 09/15/27 3,965 3,887
3.875% due 10/15/27 2,350 2,334
0.625% due 12/31/27 5,471 4,905
2.750% due 02/15/28 6,391 6,118
1.125% due 02/29/28 7,719 6,999
1.250% due 03/31/28 8,137 7,392
2.875% due 05/15/28 6,246 5,984
1.250% due 09/30/28 8,155 7,305
3.125% due 11/15/28 6,937 6,671
1.500% due 11/30/28 6,737 6,070
2.375% due 05/15/29 4,850 4,496
1.625% due 08/15/29 3,558 3,175
3.625% due 08/31/29 7,065 6,907
3.500% due 09/30/29 1,790 1,739
4.000% due 10/31/29 1,771 1,758
0.625% due 05/15/30 5,001 4,127
0.625% due 08/15/30 5,923 4,844
0.875% due 11/15/30 6,400 5,283
1.125% due 02/15/31 4,248 3,539
1.625% due 05/15/31 4,069 3,470
1.250% due 08/15/31 4,753 3,925
3.625% due 09/30/31 2,535 2,445
1.875% due 02/15/32 4,959 4,228
3.500% due 02/15/33 7,275 6,892
4.500% due 11/15/33 5,382 5,473
4.000% due 02/15/34 1,900 1,859
3.875% due 08/15/34 875 847
4.500% due 02/15/36 2,950 3,026
1.125% due 08/15/40 3,097 1,915
1.375% due 11/15/40 3,563 2,286
1.875% due 02/15/41 1 1
2.250% due 05/15/41 2,192 1,610
1.750% due 08/15/41 5,808 3,896
3.125% due 11/15/41 1,780 1,488
2.750% due 11/15/42 3,977 3,081
3.750% due 11/15/43 1,515 1,351
3.125% due 08/15/44 1,692 1,363
4.125% due 08/15/44 2,840 2,666
2.875% due 08/15/45 3,070 2,354
3.000% due 02/15/48 3,342 2,564
3.125% due 05/15/48 3,256 2,552
3.375% due 11/15/48 1,567 1,282
1.250% due 05/15/50 4,019 2,019
1.375% due 08/15/50 1,126 582
1.625% due 11/15/50 4,172 2,306
1.875% due 02/15/51 4,234 2,495
2.000% due 08/15/51 4,074 2,467
1.875% due 11/15/51 3,879 2,270
2.250% due 02/15/52 2,073 1,331
3.625% due 05/15/53 1,856 1,594
4.750% due 11/15/53 1,710 1,783
4.625% due 05/15/54 1,840 1,883
4.250% due 08/15/54 1,195 1,150
246,808
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Investments
(cost $1,003,608) 983,968
Short-Term Investments - 17.4%
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,096
Barclays PLC
3.650% due 03/16/25 1,405 1,397
Celanese US Holdings LLC
6.050% due 03/15/25 491 492
General Motors Financial Co., Inc.
2.750% due 06/20/25 735 724
Hyundai Capital America
5.800% due 06/26/25 (Þ) 470 472
JPMorgan Chase & Co.
7.750% due 07/15/25 260 265
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 1,190 1,199
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 820 819
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 1,025 995
Societe Generale SA
2.625% due 01/22/25 (Þ) 1,630 1,619
Synchrony Financial
Series BKNT
5.400% due 08/22/25 1,690 1,691
U.S. Cash Management Fund(@) 165,928,635
(∞)
165,912
UBS Group AG
Series WI
3.750% due 03/26/25 1,175 1,170
United States Treasury Bills
4.173% due 11/05/24 (ç)(ž) 6,326 6,322
Total Short-Term Investments
(cost $184,110) 184,173
Total Investments - 110.3%
(identified cost $1,187,718) 1,168,141
Other Assets and Liabilities,
Net - (10.3)%
(108,657)
Net Assets - 100.0%
1,059,484

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 385
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
23.3%
7-Eleven, Inc. 10/02/24 385,000 90.61 349
342
ABN AMRO Bank NV 12/07/21 515,000 99.82 514
512
Aircastle, Ltd. 07/15/24 760,000 99.65 757
768
Aircastle, Ltd. 08/07/24 187,000 92.57 173
174
Alimentation Couche-Tard, Inc. 01/23/18 176,000 98.33 173
170
American Tower Trust #1 06/09/23 6,544,000 100.46 6,574
6,617
Anglo American Capital PLC 04/03/24 640,000 99.66 638
654
Arbor Realty CLO, Ltd. 11/23/22 2,734,320 96.97 2,651
2,729
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 263,218 97.77 257
262
Athene Global Funding 11/06/19 1,900,000 97.07 1,844
1,826
Athene Global Funding 02/20/24 930,000 100.00 930
937
Athene Global Funding 09/24/24 855,000 93.66 801
785
Avolon Holdings Funding, Ltd. 12/05/23 1,385,000 100.75 1,395
1,429
Avolon Holdings Funding, Ltd. 01/16/24 640,000 99.25 635
648
Avolon Holdings Funding, Ltd. 05/08/24 785,000 99.25 779
797
Axis Equipment Finance Receivables XIV LLC 07/18/24 1,660,000 99.99 1,660
1,672
Axis Equipment Finance Receivables XIV LLC 07/23/24 1,205,000 100.14 1,207
1,216
BAE Systems PLC 03/19/24 1,295,000 99.50 1,288
1,310
Banco de Bogota SA 05/06/24 532,000 94.59 503
514
Banco de Credito del Peru 04/16/24 296,000 92.64 274
277
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 06/04/24 539,000 96.82 522
527
BDS, Ltd. 05/14/21 398,604 99.01 395
397
Bellemeade Re, Ltd. 09/27/21 1,461,000 99.17 1,449
1,470
Bellemeade Re, Ltd. 09/23/22 1,888,418 100.00 1,888
1,916
Bellemeade Re, Ltd. 02/15/23 601,734 97.75 588
603
Bellemeade Re, Ltd. 10/18/23 810,000 100.00 810
816
BNP Paribas SA 02/12/24 850,000 100.00 850
862
BNP Paribas SA 05/06/24 233,000 98.00 228
230
BNP Paribas SA 08/07/24 177,000 96.32 170
170
Boeing Co. (The) 04/29/24 1,610,000 100.00 1,610
1,668
Boeing Co. (The) 04/29/24 1,475,000 100.00 1,475
1,555
BPCE SA 01/10/23 1,945,000 99.90 1,943
1,963
BRAVO Residential Funding Trust 10/09/24 903,022 100.00 903
898
Brighthouse Financial Global Funding 04/04/24 1,200,000 99.98 1,200
1,213
British Airways Pass-Through Trust 11/17/20 203,164 100.00 203
193
Broadcom, Inc. 05/05/20 895,000 83.94 751
790
Broadcom, Inc. 05/05/20 508,000 93.44 475
487
Brooklyn Union Gas Co. (The) 07/15/24 1,050,000 100.00 1,050
1,102
Business Jet Securities LLC 09/06/24 1,231,653 100.00 1,232
1,210
BX Trust 01/24/24 7,432,000 99.76 7,414
7,317
BX Trust 05/02/24 2,541,784 99.76 2,536
2,545
BX Trust 05/02/24 3,698,688 99.76 3,690
3,700
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,181
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.66 2,687
2,134
Cantor Fitzgerald, LP 11/14/22 605,000 96.13 582
592
CCG Receivables Trust 08/06/24 850,000 99.99 850
852
Cencosud SA 12/11/23 558,000 95.46 533
544
Chase Home Lending Mortgage Trust 07/22/20 976,035 100.00 976
990
Chase Home Lending Mortgage Trust 01/25/24 3,405,246 100.38 3,418
3,448
Chile Electricity Lux MPC II Sarl 10/07/24 705,000 100.00 705
701
Chile Electricity Lux MPC Sarl 08/14/23 1,466,800 100.08 1,468
1,496
CIFC Funding, Ltd. 06/05/24 692,100 100.22 694
694
Citadel Finance LLC 03/03/21 590,000 99.87 589
573
Citadel, LP 09/11/19 625,000 99.91 624
617
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,400
2,305
CLI Funding IX LLC 07/24/24 1,581,728 100.50 1,590
1,574
Coca-Cola Icecek AS 07/12/24 280,000 93.59 262
269
Columbia Pipelines Holding Co. LLC 10/02/24 307,000 104.68 321
316
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.82 99
113
Continental Resources, Inc. 10/25/24 515,000 94.47 486
486
Cooperatieve Rabobank UA 03/30/22 1,365,000 90.12 1,230
1,245
Credit Agricole SA 06/17/21 281,000 99.40 279
268
Credit Agricole SA 09/13/23 196,000 92.39 181
186
Credit Agricole SA 09/04/24 1,030,000 100.00 1,030
1,022

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
386 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Danske Bank A/S 09/19/23 1,755,000 100.00 1,755
1,773
Danske Bank A/S 09/25/24 1,335,000 100.00 1,335
1,303
DBGS Mortgage Trust 04/03/19 1,961,000 101.02 1,981
1,526
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 518,000 96.65 501
512
DK Trust 03/01/24 2,292,000 100.00 2,292
2,292
DLLAA LLC 07/25/23 2,059,000 100.00 2,059
2,110
Eagle RE, Ltd. 10/29/21 235,024 99.23 233
235
Eagle RE, Ltd. 04/19/23 2,001,000 101.91 2,039
2,034
Eagle RE, Ltd. 09/20/23 2,422,150 100.00 2,422
2,430
Eagle RE, Ltd. 09/26/23 6,190,000 103.70 6,419
6,388
East Ohio Gas Co. (The) 07/12/24 445,000 63.25 281
281
Electricite de France SA 04/15/24 1,000,000 91.79 918
976
Element Fleet Management Corp. 07/28/23 479,000 100.31 480
488
ELP Commercial Mortgage Trust 09/19/23 3,542,876 97.76 3,464
3,497
Enel Finance America LLC 07/31/23 289,000 103.89 300
306
Enel Finance International NV 07/27/23 286,000 93.07 266
271
Enel Finance International NV 07/12/24 214,000 95.00 203
204
Eni USA, Inc. 05/08/24 720,000 98.83 712
716
Eurohome UK Mortgages PLC 03/18/24 GBP 531,052 126.04 669
681
Eurosail-UK PLC 11/14/22 GBP 157,943 116.88 185
203
Eurosail-UK PLC 11/23/22 GBP 833,624 118.70 990
1,071
F&G Global Funding 06/23/21 1,245,000 95.89 1,194
1,179
Farmers Exchange Capital III 10/12/16 290,000 99.18 288
261
Farmers Insurance Exchange 10/02/24 720,000 100.00 720
735
Ferguson Finance PLC 03/06/24 545,000 98.04 534
535
FIGRE Trust 04/28/23 674,852 99.43 671
676
FIGRE Trust 03/19/24 2,722,797 100.03 2,724
2,754
FIGRE Trust 07/19/24 797,334 101.27 807
808
FIGRE Trust 09/09/24 1,509,089 100.00 1,509
1,490
Fresenius Medical Care US Finance III, Inc. 10/02/24 236,000 95.13 224
220
GA Global Funding Trust 01/08/21 1,090,000 97.31 1,061
1,047
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 1,331,369 95.81 1,276
1,261
Galaxy Pipeline Assets Bidco, Ltd. 09/20/23 728,789 79.53 580
589
GoldenTree Loan Management US CLO 22, Ltd. 10/03/24 1,700,000 100.00 1,700
1,700
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
690
GS Mortgage Securities Trust 08/04/23 2,328,000 96.05 2,236
2,292
Harley-Davidson Financial Services, Inc. 04/16/24 488,000 100.70 491
501
Health Care Service Corp. A Mutual Legal Reserve Co. 06/05/24 550,000 99.69 548
550
Health Care Service Corp. A Mutual Legal Reserve Co. 08/27/24 270,000 102.13 276
273
HGI CRE CLO, Ltd. 09/17/21 1,814,215 97.85 1,775
1,802
Hyundai Capital America 06/21/23 470,000 99.96 470
472
Hyundai Capital America 01/03/24 805,000 99.68 802
811
Hyundai Capital Services, Inc. 01/29/24 915,000 99.64 912
916
Imperial Brands Finance PLC 07/28/23 517,000 96.37 498
504
Indianapolis Power & Light Co. 03/07/24 395,000 99.85 394
402
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 94.78 292
293
InRetail Consumer 12/11/23 272,000 89.74 244
252
International Flavors & Fragrances, Inc. 08/03/22 595,000 91.43 544
545
JDE Peet's NV 02/07/24 601,000 92.27 554
557
JPMorgan Mortgage Trust 03/30/21 149,613 101.94 152
127
JPMorgan Mortgage Trust 04/26/21 2,920,179 101.61 2,967
2,686
JPMorgan Mortgage Trust 06/24/21 2,244,486 102.36 2,297
2,053
JPMorgan Mortgage Trust 02/24/22 595,491 97.65 581
522
JPMorgan Mortgage Trust 04/27/22 841,699 95.83 807
755
JPMorgan Mortgage Trust 01/19/23 1,367,650 90.00 1,231
1,189
JPMorgan Mortgage Trust 01/30/23 1,988,408 89.23 1,774
1,749
JPMorgan Mortgage Trust 01/31/23 471,933 89.37 422
416
JPMorgan Mortgage Trust 03/10/23 2,836,502 88.46 2,509
2,504
JPMorgan Mortgage Trust 04/20/23 1,328,071 88.44 1,175
1,162
JPMorgan Mortgage Trust 06/22/23 1,754,367 100.00 1,754
1,767
JPMorgan Mortgage Trust 09/27/23 1,690,249 100.00 1,690
1,702
JPMorgan Mortgage Trust 02/27/24 1,083,168 100.00 1,083
1,089
JPMorgan Mortgage Trust 05/29/24 767,411 100.00 767
768
Juniper Valley Park CLO, Ltd. 06/28/24 4,210,000 100.00 4,210
4,218
KeySpan Gas East Corp. 07/28/23 200,000 94.51 189
192

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 387
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
KKR Group Finance Co. III LLC 03/11/15 880,000 92.68 816
816
Kubota Credit Owner Trust 02/14/24 2,236,000 99.98 2,235
2,265
Kubota Credit Owner Trust 06/18/24 830,000 99.99 830
839
LG Energy Solution, Ltd. 06/04/24 363,000 100.16 364
366
Madison Park Funding XVII, Ltd. 06/20/24 1,555,819 100.12 1,558
1,556
Madison Park Funding XVIII, Ltd. 10/09/24 1,323,979 100.15 1,326
1,325
Massachusetts Mutual Life Insurance Co. 11/18/21 1,470,000 73.25 1,077
915
Mattel, Inc. 07/31/23 551,000 96.25 530
538
Meritage Homes Corp. 10/02/24 264,000 95.97 253
247
MF1 LLC 05/13/22 3,051,936 99.15 3,026
3,056
MF1 LLC 09/29/23 3,018,000 99.53 3,004
3,026
MF1 LLC 01/30/24 2,102,000 99.76 2,097
2,105
MHC Commercial Mortgage Trust 04/06/21 3,238,128 99.37 3,218
3,229
MMAF Equipment Finance LLC 01/17/24 1,500,000 99.99 1,500
1,511
MMAF Equipment Finance LLC 07/08/24 1,290,000 96.57 1,246
1,262
Monongahela Power Co. 07/26/23 665,000 95.47 635
644
Monongahela Power Co. 09/12/23 795,000 99.54 791
822
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.22 14
14
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.83 84
84
Nationwide Mutual Insurance Co. 09/15/23 700,000 125.50 878
906
New York Life Insurance Co. 04/08/20 195,000 99.44 194
148
New York State Electric & Gas Corp. 01/10/24 407,000 95.78 390
393
NGPL PipeCo LLC 10/02/19 297,000 123.60 367
337
Nissan Motor Acceptance Corp. 02/07/24 258,000 94.84 245
246
Nordea Bank Abp 09/19/24 690,000 100.00 690
662
NRG Energy, Inc. 04/16/24 558,000 90.82 507
516
Oaktown Re VI, Ltd. 04/14/21 77,326 100.00 77
77
Oaktown Re, Ltd. 08/23/23 832,605 101.57 846
841
OHA Loan Funding, Ltd. 07/12/24 1,370,000 100.20 1,373
1,373
Ohio National Financial Services, Inc. 01/16/20 615,000 103.66 638
607
Oncor Electric Delivery Co. LLC 06/17/24 980,000 99.96 980
992
Open Text Corp. 08/01/23 290,000 101.42 294
302
Pacific Life Insurance Co. 06/15/18 255,000 92.43 236
204
Parkmore Point RMBS PLC 02/07/23 GBP 1,060,740 118.46 1,257
1,372
Pennsylvania Electric Co. 07/27/23 164,000 99.27 163
164
Pernod Ricard International Finance LLC 10/02/24 517,000 90.51 468
460
Preston Ridge Partners Mortgage LLC 06/09/23 3,544,019 93.98 3,331
3,454
Principal Life Global Funding II 04/20/22 820,000 99.88 819
819
Prologis Targeted US Logistics Fund, LP 08/08/24 720,000 99.37 715
712
Prosus NV 08/01/23 260,000 96.89 252
256
RCKT Mortgage Trust 02/15/24 1,550,575 99.99 1,550
1,554
RCKT Mortgage Trust 03/19/24 2,142,167 99.99 2,142
2,153
RCKT Mortgage Trust 06/27/24 1,659,916 100.92 1,675
1,676
RCKT Mortgage Trust 08/14/24 1,482,119 100.00 1,482
1,469
Reliance Industries, Ltd. 02/07/24 527,000 96.05 506
510
Resloc UK PLC 11/15/22 GBP 1,126,637 113.22 1,276
1,423
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.40 389
335
RMAC Securities No. 1 PLC 04/15/21 GBP 1,379,315 117.96 1,627
1,740
RMAC Securities No. 1 PLC 04/15/21 GBP 663,587 133.66 887
841
RMAC Securities No. 1 PLC 04/15/21 GBP 253,723 134.61 342
322
Sabal Trail Transmission LLC 08/07/24 560,000 97.96 549
544
Saluda Grade Alternative Mortgage Trust 02/07/24 1,027,827 102.09 1,049
1,045
Saluda Grade Alternative Mortgage Trust 04/05/24 3,197,841 100.00 3,198
3,201
Saluda Grade Alternative Mortgage Trust 10/16/24 3,396,512 101.41 3,444
3,427
Saudi Arabian Oil Co. 08/01/23 336,000 88.37 297
295
Saudi Arabian Oil Co. 07/10/24 795,000 97.47 775
769
Saudi Government International Bond 01/08/24 1,140,000 97.81 1,115
1,104
SBL Holdings, Inc. 10/23/24 375,000 99.69 374
364
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 1,550,000 98.17 1,522
1,524
Scentre Group Trust 2 09/25/24 405,000 98.24 398
397
SCF Equipment Leasing 06/03/24 1,617,000 99.99 1,617
1,644
Sequoia Mortgage Trust 05/06/21 1,529,053 102.49 1,567
1,394
Shamrock Residential 11/20/23 EUR 791,148 109.37 865
861
SK Hynix, Inc. 04/04/23 543,000 95.08 516
520
Smithfield Foods, Inc. 06/04/24 182,000 96.79 176
178

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
388 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Societe Generale SA 01/16/20 1,630,000 99.45 1,621
1,619
Societe Generale SA 06/30/23 490,000 96.07 471
499
Societe Generale SA 01/10/24 564,000 97.74 551
552
Sodexo, Inc. 11/06/23 380,000 94.30 358
361
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 2,044,000 99.73 2,038
2,053
Standard Chartered PLC 07/31/23 160,000 100.68 161
162
Suzano Austria GmbH 10/17/23 446,000 99.67 445
451
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
637
Tennessee Gas Pipeline Co. LLC 11/14/22 1,216,000 87.77 1,067
1,088
Texas Eastern Transmission, LP 11/13/19 178,000 101.52 181
169
Textainer Marine Containers VII, Ltd. 08/06/24 2,164,800 100.00 2,165
2,141
Towd Point HE Trust 02/24/23 2,437,852 100.07 2,440
2,433
Towd Point Mortgage Trust 08/17/20 336,019 101.66 342
325
Triton Container International, Ltd. 04/06/21 1,215,000 96.53 1,173
1,159
UniCredit SpA 12/11/23 438,000 94.33 413
417
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 2,090,000 127.07 2,656
2,708
Var Energi ASA 08/01/23 469,000 106.66 500
532
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 276,000 96.55 266
272
Vistra Operations Co. LLC 05/06/24 553,000 95.77 530
537
Volkswagen Group of America Finance LLC 11/14/22 885,000 95.90 849
851
Weir Group PLC (The) 01/10/24 541,000 95.28 515
519
Wells Fargo Commercial Mortgage Trust 11/15/22 2,955,424 94.10 2,781
2,933
Wipro IT Services LLC 07/31/23 277,000 93.85 260
262
Yara International ASA 12/06/22 260,000 96.89 252 255
246,874
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 168 GBP 15,799 12/24
(967)
United States 2 Year Treasury Note Futures 210 USD 43,249 12/24
(360)
United States 5 Year Treasury Note Futures 358 USD 38,390 12/24
(887)
United States 10 Year Treasury Note Futures 2,137 USD 240,505 12/24
(7,155)
United States Treasury Long Bond Futures 118 USD 13,921 12/24
(772)
United States Treasury Ultra Bond Futures 219 USD 27,512 12/24 (1,802)
Short Positions
Euro-Bund Futures 184 EUR 24,251 06/24
324
Japanese 10 Year Government Bond Futures 14 JPY 2,018,660 12/24
21
Japanese 10 Year Mini Government Bond Futures 4 JPY 57,604 12/24
—
Long Gilt Futures 8 GBP 753 12/24
49
United States 2 Year Treasury Note Futures 448 USD 92,264 12/24
139
United States 5 Year Treasury Note Futures 361 USD 38,712 12/24
188
United States 10 Year Treasury Note Futures 265 USD 30,144 12/24
1,256
United States Treasury Long Bond Futures 102 USD 12,033 12/24 689
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (9,277)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 389
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,367 EUR 2,175 12/11/24 3
Bank of America USD 81 GBP 61 11/12/24 (3)
Bank of America USD 296 JPY 45,078 11/08/24 1
Bank of America USD 3,602 NOK 38,051 11/08/24 (142)
Bank of America EUR 2,175 USD 2,364 11/08/24 (2)
Bank of America GBP 9,413 USD 11,972 11/12/24 (166)
Bank of America JPY 45,078 USD 297 12/11/24 (1)
Bank of America SEK 18,345 USD 1,792 11/08/24 70
Bank of New York USD 3,516 NOK 38,788 12/11/24 11
Bank of New York NOK 38,788 USD 3,515 11/08/24 (11)
Citigroup USD 4,478 EUR 4,049 11/08/24 (74)
Citigroup USD 2,098 JPY 304,764 11/08/24 (92)
HSBC USD 1,757 SEK 18,777 11/08/24 5
HSBC CHF 4,608 USD 5,444 11/08/24 106
HSBC SEK 18,777 USD 1,760 12/11/24 (5)
JPMorgan Chase USD 5,301 CHF 4,585 11/08/24 10
JPMorgan Chase USD 4,487 GBP 3,382 11/08/24 (126)
JPMorgan Chase CHF 4,585 USD 5,320 12/11/24 (11)
Royal Bank of Canada USD 5,297 GBP 4,079 12/11/24 (37)
Royal Bank of Canada USD 1,801 NZD 2,871 11/08/24 (84)
Royal Bank of Canada AUD 5,273 USD 3,634 11/08/24 164
Royal Bank of Canada EUR 966 USD 1,061 11/12/24 9
Royal Bank of Canada GBP 4,079 USD 5,297 11/08/24 37
State Street USD 3,513 AUD 5,360 11/08/24 14
State Street USD 27 CHF 23 11/08/24 —
State Street USD 123 EUR 110 11/12/24 (3)
State Street USD 907 GBP 697 11/08/24 (8)
State Street USD 461 GBP 350 11/12/24 (9)
State Street USD 472 GBP 362 11/12/24 (5)
State Street USD 67 NOK 737 11/08/24 —
State Street USD 48 NZD 81 11/08/24 —
State Street AUD 87 USD 57 11/08/24 —
State Street AUD 5,360 USD 3,514 12/11/24 (15)
State Street EUR 1,873 USD 2,036 11/08/24 (2)
State Street GBP 120 USD 157 11/12/24 2
State Street JPY 349,842 USD 2,286 11/08/24 (18)
State Street SEK 431 USD 40 11/08/24 —
Westpac USD 1,759 NZD 2,952 12/11/24 6
Westpac NZD 2,952 USD 1,758 11/08/24 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (382)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
390 Investment Grade Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 41,103 $ —
$ —
$ 41,103 3.9
Corporate Bonds and Notes — 286,471 —
—
286,471 27.0
International Debt — 105,332 —
—
105,332 10.0
Mortgage-Backed Securities — 291,979 —
—
291,979 27.6
Municipal Bonds — 416 —
—
416 —
*
Non-US Bonds — 11,859 —
—
11,859 1.1
United States Government Treasuries — 24 6,808 —
—
24 6,808 23. 3
Short-Term Investments — 18,261 — 165,912 184,173 17.4
Total Investments — 1,002,229 — 165,912 1,168,141 110.3
Other Assets and Liabilities, Net
(10.3)
100.0
Other Financial Instruments
Assets
Futures Contracts 2,666 — — — 2,666 0.3
Foreign Currency Exchange Contracts — 438 — — 438 —
*
A
Liabilities
Futures Contracts (11,943) — — — (11,943) (1.1)
Foreign Currency Exchange Contracts — (820) — — (820) (0.1)
Total Other Financial Instruments
**
$ (9,277) $ (382) $ — $ — $ (9,659)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
1,921
Belgium ..............................................................................................
2,343
Bermuda .............................................................................................
17,968
Brazil ..................................................................................................
706
Canada ................................................................................................
9,455
Cayman Islands ..................................................................................
11,576
Chile ...................................................................................................
3,274
China ..................................................................................................
2,397

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 391
Amounts in thousands
Country Exposure
Fair Value
$
Colombia ............................................................................................
1,680
Denmark .............................................................................................
3,077
Finland ...............................................................................................
1,218
France .................................................................................................
8,708
Germany .............................................................................................
4,156
India ...................................................................................................
772
Ireland ................................................................................................
7,472
Italy ....................................................................................................
2,410
Japan ..................................................................................................
1,121
Jersey ..................................................................................................
6,927
Luxembourg .......................................................................................
1,051
Mexico ...............................................................................................
820
Netherlands ........................................................................................
2,548
Norway ...............................................................................................
532
Peru ....................................................................................................
529
Saudi Arabia .......................................................................................
2,858
South Africa .......................................................................................
654
South Korea .......................................................................................
1,802
Spain ..................................................................................................
2,452
Switzerland ........................................................................................
1,170
Turkey ................................................................................................
269
United Arab Emirates .........................................................................
1,850
United Kingdom .................................................................................
28,748
United States ......................................................................................
1,035,677
Total Investments ............................................................................... 1,168,141

See accompanying notes which are an integral part of the financial statements.
392 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 438 $ —
Variation margin on futures contracts* — 2,666
Total
$ 438 $ 2,666
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 11,943
Unrealized depreciation on foreign currency exchange contracts 820 —
Total
$ 820 $ 11,943
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 4,931
Foreign currency exchange contracts 281 —
Total
$ 281 $ 4,931
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ (769)
Foreign currency exchange contracts (1,58 5 ) —
Total
$ (1,58 5 ) $ (769)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 393
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 438 $ — $ 438
Total Financial and Derivative Assets
438 — 438
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 438 $ — $ 438
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 74 $ 74 $ — $ —
Bank of New York
11 11 — —
HSBC
111 5 — 106
JPMorgan Chase
10 10 — —
Royal Bank of Canada
210 121 — 89
State Street
16 16 — —
Westpac
6 6 — —
Total
$ 438 $ 243 $ — $ 195

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
394 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 820 $ — $ 820
Total Financial and Derivative Liabilities
820 — 820
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 820 $ — $ 820
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 315 $ 74 $ — $ 241
Bank of New York 11 11 — —
Citigroup 165 — — 165
HSBC 5 5 — —
JPMorgan Chase 137 10 — 127
Royal Bank of Canada 121 121 — —
State Street 60 16 — 44
Westpac 6 6 — —
Total
$ 820 $ 243 $ — $ 577
^      Collateral received or pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 395
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,187,718
Investments, at fair value(>) ........................................................................................................................................................
1,168,141

Receivables:
Dividends and interest ...................................................................................................................................................... 7,442
Dividends from affiliated funds ....................................................................................................................................... 650
Investments sold ............................................................................................................................................................... 2,686
Fund shares sold ............................................................................................................................................................... 829
From broker(a)(b) ............................................................................................................................................................ 17,269
Total assets ...............................................................................................................................................................
1,197,777
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 126,825
Fund shares redeemed ...................................................................................................................................................... 850
Accrued fees to affiliates .................................................................................................................................................. 374
Other accrued expenses .................................................................................................................................................... 156
Variation margin on futures contracts .............................................................................................................................. 9,268
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 820
Total liabilities ...........................................................................................................................................................
138,293
Net Assets ...............................................................................................................................................................
$ 1,059,484

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
396 Investment Grade Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (88,239)
Shares of beneficial interest .........................................................................................................................................................
576
Additional paid-in capital ............................................................................................................................................................
1,147,147
Net Assets ...............................................................................................................................................................
$ 1,059,484
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.38
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 19.10
Class A — Net assets ........................................................................................................................................................... $ 11,967,803
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 651,218
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.11
Class C — Net assets ........................................................................................................................................................... $ 3,071,793
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 169,604
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.38
Class M — Net assets .......................................................................................................................................................... $ 182,612,978
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 9,936,370
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.47
Class R6 — Net assets ......................................................................................................................................................... $ 3,933,056
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 212,980
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.37
Class S — Net assets ............................................................................................................................................................ $ 674,505,983
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 36,708,636
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.43
Class Y — Net assets ........................................................................................................................................................... $ 183,392,504
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,951,965
Amounts in thousands
(^)     Foreign currency holdings - cost $ 239
(>)     Investments in affiliates, U.S. Cash Management Fund $ 165,912
(a)   Receivable from Broker for Futures $ 16,359
(b)   Receivable from Broker for TBAs $ 910
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 397
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 7,722
Interest .............................................................................................................................................................................. 47,286
Securities lending income (net) ....................................................................................................................................... 2
Total investment income ..............................................................................................................................................................
55,010
Expenses
Advisory fees ................................................................................................................................................................... 2,747
Administrative fees .......................................................................................................................................................... 528
Custodian fees .................................................................................................................................................................. 145
Distribution fees - Class A ............................................................................................................................................... 29
Distribution fees - Class C ............................................................................................................................................... 24
Transfer agent fees - Class A ........................................................................................................................................... 23
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 378
Transfer agent fees - Class R6 ......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................ 1,40 5
Transfer agent fees - Class Y ........................................................................................................................................... 8
Professional fees .............................................................................................................................................................. 171
Registration fees ............................................................................................................................................................... 131
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 58
Printing fees ..................................................................................................................................................................... 54
Miscellaneous .................................................................................................................................................................. 5 5
Expenses before reductions .............................................................................................................................................. 5,77 3
Expense reductions .......................................................................................................................................................... (81 3 )
Net expenses ................................................................................................................................................................................
4,960
Net investment income (loss) .......................................................................................................................................................
50,050
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (6,632)
Investments in affiliated funds ......................................................................................................................................... 13
Futures contracts .............................................................................................................................................................. 4,931
Foreign currency exchange contracts ............................................................................................................................... 281
Foreign currency-related transactions .............................................................................................................................. 260
Net realized gain (loss) ................................................................................................................................................................
(1,147)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 61,306
Investments in affiliated funds ......................................................................................................................................... 11
Futures contracts .............................................................................................................................................................. (769)
Foreign currency exchange contracts ............................................................................................................................... (1,58 5 )
Foreign currency-related transactions .............................................................................................................................. 1 1
Net change in unrealized appreciation (depreciation) ................................................................................................................. 58,974
Net realized and unrealized gain (loss) ........................................................................................................................................ 57,827
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 107,877

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
398 Investment Grade Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 50,050 $ 41,701
Net realized gain (loss) ....................................................................................................................... (1,147) (34,895)
Net change in unrealized appreciation (depreciation) ........................................................................ 58,974 (11,733)
Net increase (decrease) in net assets from operations .............................................................................. 107,877 (4,927)
Distributions
To shareholders
Class A .......................................................................................................................................... (393) (333)
Class C .......................................................................................................................................... (89) (90)
Class M ......................................................................................................................................... (7,138) (7,330)
Class R6 ........................................................................................................................................ (137) (95)
Class S .......................................................................................................................................... (25,771) (23,636)
Class Y .......................................................................................................................................... (7,208) (1,678)
Net decrease in net assets from distributions ............................................................................................ (40,736) (33,162)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (60,960) 581,875
Total Net Increase (Decrease) in Net Assets ........................................................................
6,181 543,786
Net Assets
Beginning of period .................................................................................................................................. 1,053,303 509,517
End of period .............................................................................................................................................
$ 1,059,484 $ 1,053,303

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 399
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024
2023
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
58
$ 1,063
77
$ 1,416
Proceeds from reinvestment of distributions
22
393
18
332
Payments for shares redeemed
(62)
(1,119)
(66)
(1,203)
Net increase (decrease)
18
337
29
545
Class C
Proceeds from shares sold
25
448
28
516
Proceeds from reinvestment of distributions
5
89
5
90
Payments for shares redeemed
(69)
(1,240)
(60)
(1,090)
Net increase (decrease)
(39)
(703)
(27)
(484)
Class M
Proceeds from shares sold
2,275
41,588
12,227
220,169
Proceeds from reinvestment of distributions
391
7,137
401
7,328
Payments for shares redeemed
(3,908)
(70,877)
(4,435)
(80,435)
Net increase (decrease)
(1,242)
(22,152)
8,193
147,062
Class R6
Proceeds from shares sold
58
1,064
162
2,989
Proceeds from reinvestment of distributions
8
137
5
95
Payments for shares redeemed
(37)
(678)
(30)
(567)
Net increase (decrease)
29
523
137
2,517
Class S
Proceeds from shares sold
8,188
147,636
27,760
498,760
Proceeds from reinvestment of distributions
1,410
25,694
1,289
23,568
Payments for shares redeemed
(11,153)
(202,485)
(13,577)
(247,167)
Net increase (decrease)
(1,555)
(29,155)
15,472
275,161
Class Y
Proceeds from shares sold
187
3,432
9,649
173,443
Proceeds from reinvestment of distributions
394
7,208
93
1,678
Payments for shares redeemed
(1,111)
(20,450)
(1,015)
(18,047)
Net increase (decrease)
(530)
(9,810)
8,727
157,074
Total increase (decrease)
(3,319)
$ (60,960)
32,531
$ 581,875

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
400 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 17.28 .77 .95 1.72 (.62) —
October 31, 2023 17.93 .67 (.78) (.11) (.54) —
October 31, 2022 22.02 .35 (4.07) (3.72) (.29) (.08)
October 31, 2021 22.98 .28 (.20) .08 (.23) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
Class C
October 31, 2024 17.04 .63 .93 1.56 (.49) —
October 31, 2023 17.69 .52 (.77) (.25) (.40) —
October 31, 2022 21.78 .19 (4.02) (3.83) (.18) (.08)
October 31, 2021 22.75 .11 (.19) (.08) (.08) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
Class M
October 31, 2024 17.28 .84 .95 1.79 (.69) —
October 31, 2023 17.93 .74 (.78) (.04) (.61) —
October 31, 2022 21.99 .43 (4.07) (3.64) (.34) (.08)
October 31, 2021 22.95 .36 (.19) .17 (.32) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
Class R6
October 31, 2024 17.36 .85 .95 1.80 (.69) —
October 31, 2023 18.01 .76 (.80) (.04) (.61) —
October 31, 2022 22.08 .43 (4.08) (3.65) (.34) (.08)
October 31, 2021 23.04 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
Class S
October 31, 2024 17.27 .83 .94 1.77 (.67) —
October 31, 2023 17.93 .72 (.79) (.07) (.59) —
October 31, 2022 21.99 .40 (4.06) (3.66) (.32) (.08)
October 31, 2021 22.95 .34 (.19) .15 (.30) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
Class Y
October 31, 2024 17.32 .86 .95 1.81 (.70) —
October 31, 2023 17.98 .78 (.82) (.04) (.62) —
October 31, 2022 22.04 .44 (4.07) (3.63) (.35) (.08)
October 31, 2021 23.00 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 401
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ )
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ )
%
Portfolio
Turnover Rate
(.62) 18.38 10.03 11,968 .80 .78 4.20 77
(.54) 17.28 (.76) 10,934 .81 .77 3.65 77
(.37) 17.93 (17.16) 10,828 .84 .77 1.75 60
(1.04) 22.02 .32 6,911 .82 .77 1.24 91
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.49) 18.11 9.18 3,072 1.55 1.53 3.48 77
(.40) 17.04 (1.50) 3,562 1.56 1.52 2.88 77
(.26) 17.69 (17.78) 4,176 1.58 1.52 .97 60
(.89) 21.78 (.41) 6,041 1.57 1.52 .50 91
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.69) 18.38 10.45 182,613 .55 .39 4.61 77
(.61) 17.28 (.37) 193,112 .56 .38 4.05 77
(.42) 17.93 (16.84) 53,538 .59 .38 2.13 60
(1.13) 21.99 .72 59,008 .57 .38 1.60 91
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.69) 18.47 10.49 3,933 .40 .36 4.65 77
(.61) 17.36 (.34) 3,193 .42 .35 4.15 77
(.42) 18.01 (16.80) 852 .44 .35 2.15 60
(1.14) 22.08 .75 1,045 .42 .35 1.65 91
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.67) 18.37 10.35 674,506 .55 .49 4.52 77
(.59) 17.27 (.53) 660,950 .56 .48 3.93 77
(.40) 17.93 (16.90) 408,587 .58 .48 1.99 60
(1.11) 21.99 .62 648,787 .57 .48 1.53 91
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.70) 18.43 10.54 183,392 .36 .33 4.67 77
(.62) 17.32 (.38) 181,552 .38 .33 4.37 77
(.43) 17.98 (16.77) 31,536 .39 .32 2.17 60
(1.14) 22.04 .78 48,672 .37 .32 1.66 91
(.65) 23.00 6.79 43,698 .37 .32 2.17 109

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
402 Investment Grade Bond Fund
—
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 217,729
Administrative fees 43,358
Distribution fees 4,543
Shareholder servicing fees 658
Transfer agent fees 105,159
Trustee fees 2,416
$ 373,863
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 99,155 $ 564,824 $ 498,091 $ 13 $ 11 $ 165,912 $ 7,722 $ —
U.S. Cash Collateral Fund — 872 872 — — — 7 —
$ 99,155 $ 565,696 $ 498,963 $ 13 $ 11 $ 165,912 $ 7,729 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,185,174,293 $ 8,395,790 $ (24,976,110) $ (16,580,320) $ 12,796,832 $ (84,067,401)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 40,735,967 $ — $ — $ 33,162,086 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.4%
Asset-Backed Securities - 11.0%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê) 156 153
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 78 77
American Express Credit Account
Master Trust
Series 2022-3 Class A
3.750% due 08/15/27 500 496
American Homes 4 Rent Trust
Series 2015-SFR1 Class A
3.467% due 04/17/45 (Þ) 1,159 1,150
AmeriCredit Automobile Receivables
Trust
Series 2022-2 Class A3
4.380% due 04/18/28 428 427
AMSR Trust
Series 2020-SFR1 Class A
1.819% due 04/17/37 (Þ) 1,698 1,675
Series 2020-SFR2 Class A
1.632% due 07/17/37 (Þ) 932 911
Series 2020-SFR4 Class A
1.355% due 11/17/37 (Þ) 844 816
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 383 370
Series 2021-SFR2 Class A
1.527% due 08/17/26 (Þ) 2,575 2,440
Series 2024-SFR2 Class A
4.150% due 11/17/41 (Þ) 150 143
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 930 916
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,580 1,576
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 890 905
Bank of America Credit Card Trust
Series 2022-A2 Class A2
5.000% due 04/17/28 200 201
Series 2024-A1 Class A
4.930% due 05/15/29 280 283
Capital One Multi-Asset Execution
Trust
Series 2022-A3 Class A
4.950% due 10/15/27 1,000 1,003
Capital One Prime Auto Receivables
Trust
Series 2023-1 Class A2
5.200% due 05/15/26 38 38
Carlyle Global Market Strategies CLO,
Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-4A Class A1R4
5.752% due 04/22/32 (CME Term
SOFR 3 Month + 1.120%)(Ê)(Þ) 1,115 1,117
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,085 1,098
Enterprise Fleet Financing LLC
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 70 69
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 08/17/37 (Þ) 447 435
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 505 487
Series 2022-SFR3 Class A
4.250% due 07/17/26 (Þ) 1,448 1,426
Ford Credit Auto Owner Trust
Series 2023-B Class A3
5.230% due 05/15/28 770 776
GECU Auto Receivables Trust
Series 2023-1A Class A3
5.630% due 08/15/28 (Þ) 270 272
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 145 118
Hertz Vehicle Financing III LLC
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 975 1,004
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 2,350 2,200
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 233
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 195 194
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 770 718
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 101 98
Hin Timeshare Trust
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 191 193
Home Partners of America Trust
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 481 417
Honda Auto Receivables Owner Trust
Series 2023-3 Class A2
5.710% due 03/18/26 303 304
Series 2024-1 Class A2
5.360% due 09/15/26 489 491
Series 2024-2 Class A2
5.480% due 11/18/26 200 201
Hyundai Auto Receivables Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
404 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-A Class A3
4.580% due 04/15/27 400 400
Series 2024-A Class A2A
5.290% due 04/15/27 877 879
Invitation Homes Trust
Series 2018-SFR4 Class A
6.208% due 01/17/38 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 921 920
Series 2024-SFR1 Class A
4.000% due 09/17/29 (Þ) 190 181
John Deere Owner Trust
Series 2024-A Class A2A
5.190% due 02/16/27 1,125 1,128
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 240 234
M&T Bank Auto Receivables Trust
Series 2024 -A Class A3
5.220% due 02/17/32 (Þ) 1,315 1,330
M&T Equipment Notes
Series 2023-1A Class A4
5.750% due 07/15/30 (Þ) 280 284
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A4
4.710% due 02/15/29 1,020 1,020
Merchants Fleet Funding LLC
Series 2024-1A Class A
5.820% due 04/20/37 (Þ) 300 304
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (USD 1 Month
LIBOR + 0.855%)(Ê) 101 101
Navient Private Education Refi Loan
Trust
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 175 169
Navistar Financial Dealer Note Master
Trust
Series 2024-1 Class B
5.790% due 04/25/29 (Þ) 100 101
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 244
Nissan Auto Receivables Owner Trust
Series 2023-A Class A2A
5.340% due 02/17/26 92 92
Series 2023-B Class A2A
5.950% due 05/15/26 712 715
Progress Residential Trust
Series 2021-SFR2 Class A
1.546% due 04/19/38 (Þ) 369 354
Series 2021-SFR4 Class A
1.558% due 05/17/38 (Þ) 793 760
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 183 174
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,215 1,218
SFS Auto Receivables Securitization
Trust
Series 2024-1A Class A3
4.950% due 05/21/29 (Þ) 170 171
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (USD 3 Month
LIBOR + 0.270%)(Ê) 173 169
Series 2011-3 Class A
6.538% due 08/27/40 (SOFR 30 Day
Average + 1.214%)(Ê) 177 177
SMB Private Education Loan Trust
Series 2023-B Class A1B
6.810% due 10/16/56 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 234 239
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 217 217
STAR Trust
Series 2022-SFR3 Class A
6.726% due 05/17/39 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,632 1,632
Series 2024-SFR4 Class A
6.711% due 10/17/41 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 1,720 1,722
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 1,149 1,147
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 37 36
Series 2024-CES1 Class A1A
5.848% due 01/25/64 (~)(Ê)(Þ) 1,325 1,324
Toyota Auto Loan Extended Note Trust
Series 2024-1A Class A
5.160% due 11/25/36 (Þ) 250 254
Toyota Auto Receivables Owner Trust
Series 2022-D Class A3
5.300% due 09/15/27 1,240 1,247
Series 2023-B Class A2A
5.280% due 05/15/26 464 464
Series 2024-A Class A2A
5.130% due 12/15/26 222 222
Series 2024-C Class A3
4.880% due 03/15/29 1,165 1,172
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,588 1,447
Tricon Residential Trust
Series 2024 SFR4 Class A
4.300% due 11/17/29 (Š)(Þ) 185 180
Series 2024-SFR2 Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 06/17/40 (Þ) 430 424
Verizon Master Trust
Series 2024-6 Class A1B
5.560% due 08/20/30 (SOFR 30 Day
Average + 0.670%)(Ê) 1,215 1,217
World Omni Auto Receivables Trust
Series 2024-B Class A3
5.270% due 09/17/29 950 964
50,464
Corporate Bonds and Notes - 34.9%
AbbVie, Inc.
4.800% due 03/15/27 340 342
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 603 585
Air Lease Corp.
5.300% due 02/01/28 90 91
Aircastle, Ltd.
4.250% due 06/15/26 507 500
2.850% due 01/26/28 (Þ) 231 214
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 443 438
Alcoa, Inc.
6.750% due 01/15/28 551 581
Alphabet, Inc.
0.800% due 08/15/27 1,800 1,644
Altria Group, Inc.
4.400% due 02/14/26 430 428
2.625% due 09/16/26 687 662
Amazon.com, Inc.
1.000% due 05/12/26 90 86
3.300% due 04/13/27 60 59
American Airlines Group, Inc.
8.500% due 05/15/29 (Þ) 90 94
American Express Co.
1.650% due 11/04/26 1,900 1,793
5.645% due 04/23/27 (SOFR +
0.750%)(Ê) 20 20
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 970 980
5.098% due 02/16/28 (SOFR +
1.000%)(Ê) 600 604
American Honda Finance Corp.
Series GMTN
4.950% due 01/09/26 1,300 1,305
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 661 659
Amgen, Inc.
2.200% due 02/21/27 50 47
Apple, Inc.
Series 0002
3.350% due 02/09/27 1,300 1,273
Ares Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 01/15/26 482 474
2.150% due 07/15/26 254 241
2.875% due 06/15/28 181 165
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 151
AT&T, Inc.
1.700% due 03/25/26 2,200 2,111
Avery Dennison Corp.
4.875% due 12/06/28 590 590
Aviation Capital Group LLC
1.950% due 09/20/26 (Þ) 706 667
Bank of America Corp.
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,800 1,787
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 440 417
2.551% due 02/04/28 (SOFR +
1.050%)(Ê) 1,000 951
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 1,985 1,901
Bank of New York Mellon Corp. (The)
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 2,000 1,992
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 236
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 623 592
Becton Dickinson & Co.
Series WI
6.700% due 12/01/26 175 181
Berry Global, Inc.
Series WI
1.570% due 01/15/26 621 596
BlackRock TCP Capital Corp.
2.850% due 02/09/26 752 725
Boeing Co. (The)
2.196% due 02/04/26 505 486
Bristol-Myers Squibb Co.
0.750% due 11/13/25 290 279
4.950% due 02/20/26 40 40
4.900% due 02/22/27 2,835 2,864
Broadcom, Inc.
4.150% due 02/15/28 635 623
Series WI
3.150% due 11/15/25 372 366
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26 680 665
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 31 32
Cargill, Inc.
0.750% due 02/02/26 (Þ) 190 181
Carnival Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
406 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.375% due 05/01/28 (Þ) 80 86
Caterpillar Financial Services Corp.
4.800% due 01/06/26 1,765 1,772
CDW LLC / CDW Finance Corp.
4.250% due 04/01/28 609 593
Centene Corp.
2.450% due 07/15/28 730 657
Series WI
4.250% due 12/15/27 90 87
CenterPoint Energy Houston Electric
LLC
5.200% due 10/01/28 230 234
CenterPoint Energy, Inc.
1.450% due 06/01/26 706 671
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 666 662
Charles Schwab Corp. (The)
5.875% due 08/24/26 60 61
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.150% due 11/10/26 567 579
Chevron Corp.
2.954% due 05/16/26 1,800 1,762
Cigna Group (The)
3.050% due 10/15/27 80 77
Citigroup, Inc.
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 310 308
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 1,040 1,031
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 695 667
CMS Energy Corp.
3.000% due 05/15/26 683 663
CNH Industrial Capital LLC
1.450% due 07/15/26 765 723
CNO Financial Group, Inc.
5.250% due 05/30/29 665 661
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 210 214
6.042% due 08/15/28 (Þ) 815 839
Comerica, Inc.
4.000% due 02/01/29 603 573
Conagra Brands, Inc.
1.375% due 11/01/27 622 563
Connecticut Light & Power Co. (The)
4.650% due 01/01/29 90 90
Constellation Brands, Inc.
3.600% due 02/15/28 429 413
Consumers Energy Co.
4.900% due 02/15/29 875 883
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 190 179
Corebridge Financial, Inc
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 133 136
CVS Health Corp.
3.625% due 04/01/27 100 97
4.300% due 03/25/28 1,000 975
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 668 660
Devon Energy Corp.
5.850% due 12/15/25 80 81
Series WI
5.250% due 10/15/27 250 251
Diamondback Energy, Inc.
5.200% due 04/18/27 100 101
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 19
DTE Energy Co.
4.950% due 07/01/27 865 870
Elevance Health, Inc.
3.650% due 12/01/27 50 49
Eli Lilly & Co.
4.500% due 02/09/29 310 310
Energy Transfer Operating, LP
5.550% due 02/15/28 60 61
Enstar Group, Ltd.
4.950% due 06/01/29 676 667
Enterprise Products Operating LLC
3.700% due 02/15/26 240 238
4.600% due 01/11/27 700 701
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 711 683
EPR Properties Co.
4.750% due 12/15/26 631 625
EQT Corp.
3.125% due 05/15/26 (Þ) 290 281
3.900% due 10/01/27 290 282
Equinix, Inc.
1.550% due 03/15/28 446 402
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 375 374
Exxon Mobil Corp.
3.043% due 03/01/26 1,800 1,767
3.294% due 03/19/27 590 578
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 591
FactSet Research Systems, Inc.
2.900% due 03/01/27 619 594
FirstEnergy Corp.
Series A
1.600% due 01/15/26 608 583
Florida Power & Light Co.
5.050% due 04/01/28 560 568
Ford Motor Credit Co. LLC
5.800% due 03/05/27 445 449

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 05/28/27 400 395
Fortinet, Inc.
1.000% due 03/15/26 310 295
Fortive Corp.
Series WI
3.150% due 06/15/26 603 587
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 642 619
FS KKR Capital Corp.
3.400% due 01/15/26 534 520
3.250% due 07/15/27 205 193
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 285 274
General Motors Financial Co., Inc.
1.250% due 01/08/26 1,350 1,294
5.400% due 05/08/27 915 926
4.300% due 04/06/29 735 710
Georgia Power Co.
5.004% due 02/23/27 210 212
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 161
GFL Environmental, Inc.
5.125% due 12/15/26 (Þ) 90 89
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 90 90
5.750% due 06/01/28 500 507
Goldman Sachs Group, Inc. (The)
5.414% due 05/21/27 (SOFR +
0.750%)(Ê) 1,175 1,186
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 560 557
Series BKNT
5.283% due 03/18/27 (SOFR +
0.777%)(Ê) 960 966
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,650 1,582
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 578
Haleon US Capital LLC
Series WI
3.375% due 03/24/27 1,035 1,005
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 694 670
HCA, Inc.
5.200% due 06/01/28 585 590
Hercules Capital, Inc.
3.375% due 01/20/27 706 669
Hexcel Corp.
3.950% due 02/15/27 607 592
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 491
Highwoods Properties, Inc.
4.125% due 03/15/28 644 617
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Home Depot, Inc. (The)
2.875% due 04/15/27 20 19
4.875% due 06/25/27 815 825
Honeywell International, Inc.
2.500% due 11/01/26 1,400 1,351
Humana, Inc.
3.950% due 03/15/27 20 20
5.750% due 12/01/28 300 308
Huntsman International LLC
4.500% due 05/01/29 746 717
Hyatt Hotels Corp.
5.750% due 01/30/27 651 664
Hyundai Capital America
5.950% due 09/21/26 (Þ) 20 20
5.275% due 06/24/27 (Þ) 200 202
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 650 632
John Deere Capital Corp.
5.150% due 09/08/26 1,725 1,750
JPMorgan Chase & Co.
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 1,365 1,301
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 1,165 1,112
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 1,585 1,593
4.979% due 07/22/28 (SOFR +
0.930%)(Ê) 1,040 1,045
Series VAR
2.947% due 02/24/28 (SOFR +
1.170%)(Ê) 745 715
Juniper Networks, Inc.
3.750% due 08/15/29 659 622
Kenvue, Inc.
Series WI
5.350% due 03/22/26 90 91
KeyCorp
4.700% due 01/26/26 535 533
Series BKNT
3.400% due 05/20/26 568 552
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 607 584
Kinder Morgan, Inc.
4.300% due 03/01/28 340 335
Kroger Co. (The)
4.600% due 08/15/27 2,160 2,163
L3Harris Technologies, Inc.
5.400% due 01/15/27 1,815 1,843
Las Vegas Sands Corp.
3.500% due 08/18/26 738 717
5.900% due 06/01/27 240 244
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š)(ž) 270 —
Lennox International, Inc.
5.500% due 09/15/28 541 554

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
408 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LKQ Corp.
Series WI
5.750% due 06/15/28 566 577
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 779 733
Main Street Capital Corp.
3.000% due 07/14/26 661 631
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 718 715
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27 610 610
Masco Corp.
1.500% due 02/15/28 720 649
MasTec, Inc.
4.500% due 08/15/28 (Þ) 550 531
Mattel, Inc.
3.375% due 04/01/26 (Þ) 607 593
McDonald's Corp.
Series MTN
3.500% due 07/01/27 270 263
Mercury General Corp.
4.400% due 03/15/27 668 655
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 985 928
Microsoft Corp.
3.125% due 11/03/25 1,835 1,811
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 440 426
Morgan Stanley
5.652% due 04/13/28 (SOFR +
1.010%)(Ê) 2,300 2,345
Series GMTN
1.512% due 07/20/27 (SOFR +
0.858%)(Ê) 1,215 1,150
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 260 261
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 608 598
MPLX, LP
1.750% due 03/01/26 1,375 1,320
Series 0005
4.125% due 03/01/27 240 237
Mutual of Omaha Insurance Co.
5.800% due 07/27/26 (Þ) 435 441
National Fuel Gas Co.
5.500% due 10/01/26 730 739
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 326
NCL Corp., Ltd.
8.375% due 02/01/28 (Þ) 60 63
8.125% due 01/15/29 (Þ) 30 32
Nestle Holdings, Inc.
5.250% due 03/13/26 (Þ) 1,500 1,516
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 531
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 702 668
Northrop Grumman Corp.
3.200% due 02/01/27 80 78
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 545
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 687 642
Occidental Petroleum Corp.
5.550% due 03/15/26 30 30
3.400% due 04/15/26 197 192
3.000% due 02/15/27 60 57
5.000% due 08/01/27 935 934
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 607 599
ONEOK, Inc.
5.550% due 11/01/26 140 142
Oracle Corp.
1.650% due 03/25/26 170 163
4.500% due 05/06/28 70 70
Owl Rock Capital Corp.
4.250% due 01/15/26 559 550
2.875% due 06/11/28 185 167
Pacific Gas and Electric Co.
3.000% due 06/15/28 656 614
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 525 525
Philip Morris International, Inc.
0.875% due 05/01/26 70 66
4.750% due 02/12/27 230 231
Piedmont Operating Partnership, LP
9.250% due 07/20/28 138 152
Pioneer Natural Resources Co.
1.125% due 01/15/26 330 317
Plains All American Pipeline, LP / PAA
Finance Corp.
4.500% due 12/15/26 666 663
PNC Financial Services Group, Inc.
(The)
6.615% due 10/20/27 (SOFR +
1.730%)(Ê) 465 482
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 1,085 1,099
PPG Industries, Inc.
1.200% due 03/15/26 100 95
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,800 1,741
Prospect Capital Corp.
3.706% due 01/22/26 602 586
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 612 616
PulteGroup, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/15/27 660 662
Quest Diagnostics, Inc.
4.600% due 12/15/27 870 872
Radian Group, Inc.
4.875% due 03/15/27 609 605
Regal Rexnord Corp.
Series WI
6.050% due 02/15/26 534 539
Rohm & Haas Co.
7.850% due 07/15/29 499 554
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 100 100
RPM International, Inc.
3.750% due 03/15/27 672 656
RTX Corp.
5.750% due 11/08/26 540 552
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 575 575
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 580 598
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 976 911
Sherwin-Williams Co. (The)
2.950% due 08/15/29 644 593
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 452 469
6.125% due 03/01/29 261 262
Skyworks Solutions, Inc.
1.800% due 06/01/26 741 705
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 752 735
Solventum Corp.
5.450% due 02/25/27 (Þ) 130 132
Sonoco Products Co.
4.450% due 09/01/26 775 770
Southern California Edison Co.
5.850% due 11/01/27 190 196
5.650% due 10/01/28 370 382
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 656 631
Southern Power Co.
0.900% due 01/15/26 685 654
Spectra Energy Partners, LP
3.375% due 10/15/26 677 659
State Street Corp.
4.993% due 03/18/27 1,925 1,943
Sun Communities, Inc.
2.300% due 11/01/28 675 606
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 676 666
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synchrony Financial
3.700% due 08/04/26 576 562
Synovus Financial Corp.
5.625% due 02/15/28 455 452
System Energy Resources, Inc.
6.000% due 04/15/28 581 599
Tapestry, Inc.
7.350% due 11/27/28 369 376
T-Mobile USA, Inc.
2.250% due 02/15/26 630 610
4.950% due 03/15/28 935 940
4.800% due 07/15/28 583 583
Toll Brothers Finance Corp.
4.875% due 03/15/27 737 737
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 70 72
TransDigm, Inc.
6.375% due 03/01/29 (Þ) 90 91
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 130 132
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 443 434
3.750% due 09/03/26 858 839
4.300% due 02/15/27 113 112
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 190 187
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 638 601
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 20 21
Series MTN
2.215% due 01/27/28 (SOFR +
0.730%)(Ê) 30 28
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 80 88
Veralto Corp.
Series WI
5.500% due 09/18/26 569 577
Verizon Communications, Inc.
2.100% due 03/22/28 30 28
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 584 576
Visa, Inc.
3.150% due 12/14/25 180 178
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 684 665
Vontier Corp.
Series WI
1.800% due 04/01/26 135 129

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
410 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.400% due 04/01/28 671 608
Walmart, Inc.
3.950% due 09/09/27 1,300 1,288
WarnerMedia Holdings, Inc.
6.412% due 03/15/26 40 40
Series WI
3.755% due 03/15/27 180 173
Waste Management, Inc.
4.500% due 03/15/28 965 963
WEC Energy Group, Inc.
5.600% due 09/12/26 740 751
Wells Fargo & Co.
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,235 1,259
Series GMTN
4.300% due 07/22/27 130 128
Western Gas Partners, LP
4.750% due 08/15/28 30 29
Western Midstream Operating, LP
4.650% due 07/01/26 720 714
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 679 662
XPO, Inc.
6.250% due 06/01/28 (Þ) 573 582
160,192
International Debt - 14.4%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 516 513
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 1,560 1,600
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 200 199
Apex Credit CLO 2020, Ltd.
Series 2024-1A Class A1RR
6.067% due 04/20/35 (CME Term
SOFR 3 Month + 1.450%)(Ê)(Þ) 100 100
Apidos CLO XXVI
Series 2024-12A Class ARR
5.736% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 122 122
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 565 557
Australia & New Zealand Banking
Group, Ltd.
4.400% due 05/19/26 (Þ) 734 727
BAE Systems PLC
5.000% due 03/26/27 (Þ) 850 855
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 196
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.365% due 07/15/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.950%)(Ê) 200 202
5.588% due 08/08/28 539 551
Bank of Montreal
5.266% due 12/11/26 1,940 1,965
Series f2f
4.567% due 09/10/27 (SOFR +
0.880%)(Ê) 630 629
Bank of Nova Scotia (The)
4.750% due 02/02/26 1,450 1,452
1.050% due 03/02/26 360 343
4.404% due 09/08/28 (SOFR +
1.000%)(Ê) 1,270 1,257
Series GMTN
5.400% due 06/04/27 60 61
Barclays PLC
4.836% due 05/09/28 610 602
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 670 659
BAT Capital Corp.
3.215% due 09/06/26 250 243
BAT International Finance PLC
1.668% due 03/25/26 630 603
Battery Park CLO, Ltd.
Series 2024-1A Class AR
6.056% due 07/15/36 100 100
BCRED MML CLO LLC
Series 2021-1A Class A
6.398% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 200
BNP Paribas SA
4.375% due 05/12/26 (Þ) 421 416
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 176 168
Canadian Imperial Bank of Commerce
5.615% due 07/17/26 1,740 1,767
CarVal CLO XI C, Ltd.
Series 2024-3A Class A1
5.961% due 10/20/37 (CME Term
SOFR 3 Month + 1.390%)(Ê)(Þ) 180 181
CCL Industries, Inc.
3.250% due 10/01/26 (Þ) 683 663
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 235 228
Cencosud SA
4.375% due 07/17/27 (Þ) 584 569
Coca-Cola Europacific Partners PLC
1.500% due 01/15/27 (Þ) 717 669
Columbia Cent CLO 32, Ltd.
Series 2024-32A Class A1R
6.085% due 07/24/34 (CME Term
SOFR 3 Month + 1.450%)(Ê)(Þ) 310 310
Cooperatieve Rabobank UA

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 437
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 818 780
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 521 494
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 201
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 706 665
Deutsche Bank AG
2.552% due 01/07/28 (SOFR +
1.318%)(Ê) 777 735
Deutsche Telekom International Finance
BV
3.600% due 01/19/27 (Þ) 750 732
Dryden Senior Loan Fund
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 164 164
Series 2021-87A Class A1
6.729% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 200 200
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 270
Series 2024-40A Class AR2
6.268% due 08/15/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 862 863
Series 2024-45A Class A1RR
5.736% due 10/15/30 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 900 902
Series 2024-72A Class ARR
5.895% due 05/15/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 840 841
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 604 616
Elevation CLO, Ltd.
Series 2024-11A Class XR
5.956% due 10/15/37 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 590 590
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
6.137% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 130 130
Emera US Finance, LP
Series WI
3.550% due 06/15/26 640 625
Enbridge, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 618 631
Enel Finance International NV
3.500% due 04/06/28 (Þ) 584 558
Equinor ASA
3.000% due 04/06/27 475 460
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 528 526
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 200 213
Fortis, Inc.
Series WI
3.055% due 10/04/26 604 585
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 710 661
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 180 177
GoldenTree Loan Management US
CLO 4, Ltd.
Series 2024-4A Class ARR
5.785% due 04/24/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 186 186
Greywolf CLO VI, Ltd.
Series 2018-1A Class A2
1.806% due 04/26/31 (USD 3 Month
LIBOR + 1.630%)(Ê)(Þ) 250 250
Halsey Point CLO 3, Ltd.
Series 2024-3A Class A1R
1.000% due 07/30/37 (CME Term
SOFR 3 Month + 1.480%)(Ê)(Þ) 100 100
Highbridge Loan Management, Ltd.
Series 2024-2015 Class A1R3
5.677% due 10/15/30 (CME Term
SOFR 3 Month + 1.060%)(Ê)(Þ) 580 580
Honda Motor Co., Ltd.
2.534% due 03/10/27 440 421
HSBC Holdings PLC
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 266
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 638 606
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 685 697
5.597% due 05/17/28 (SOFR +
1.060%)(Ê) 200 203
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 597 590
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 735 716
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 265
Series VAR

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
412 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.726% due 04/01/27 (SOFR +
1.005%)(Ê) 763 730
InRetail Consumer
3.250% due 03/22/28 (Þ) 513 475
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 226
Israel Government International Bond
Series 5Y
5.375% due 03/12/29 200 200
JDE Peet's NV
1.375% due 01/15/27 (Þ) 722 669
KKR CLO 49, Ltd.
5.717% due 10/20/37 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 395 395
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 542 547
Lloyds Banking Group PLC
5.462% due 01/05/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.375%)(Ê) 700 708
Macquarie Bank, Ltd.
1.340% due 01/12/27 (SOFR +
1.069%)(Ê)(Þ) 756 724
Madison Park Funding XXXI, Ltd.
Series 2024-24A Class AR2
5.737% due 10/20/29 (CME Term
SOFR 3 Month + 1.120%)(Ê)(Þ) 730 730
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 255
Mercedes-Benz Finance NA LLC
4.750% due 08/01/27 (Þ) 360 361
MF1, Ltd.
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 197 196
Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.670%)(Ê) 250 236
Mountain View CLO XVI, Ltd.
Series 2024-1A Class A1R
6.116% due 04/15/34 (CME Term
SOFR 3 Month + 1.460%)(Ê)(Þ) 100 100
National Australia Bank, Ltd.
4.966% due 01/12/26 460 462
NBK Tier 1 Financing 2, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 628 590
Nokia OYJ
4.375% due 06/12/27 674 661
Nomura Holdings, Inc.
1.653% due 07/14/26 626 592
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 350 333
nVent Finance SARL
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.550% due 04/15/28 534 529
NXP BV / NXP Funding LLC / NXP
USA, Inc.
Series WI
5.550% due 12/01/28 706 721
Octagon Investment Partners 28, Ltd.
Series 2024-1A Class XRR
5.935% due 04/24/37 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 436 436
Octagon Investment Partners 52, Ltd.
Series 2024-1A Class X
5.876% due 07/23/37 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 228 228
Octagon Investment Partners XIV, Ltd.
Series 2021-1A Class AARR
6.606% due 07/15/29 (CME Term
SOFR 3 Month + 1.212%)(Ê)(Þ) 14 14
Open Text Corp.
6.900% due 12/01/27 (Þ) 630 655
Palmer Square Loan Funding, Ltd.
Series 2024-1A Class A1
6.161% due 10/15/32 (CME Term
SOFR 3 Month + 1.050%)(Ê)(Þ) 280 280
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
5.450% due 05/21/28 (Þ) 220 223
Prosus NV
3.257% due 01/19/27 (Þ) 647 618
QazaqGaz NC JSC
4.375% due 09/26/27 (Þ) 440 423
Royal Bank of Canada
1.200% due 04/27/26 1,800 1,714
Series GMTN
4.875% due 01/19/27 210 212
5.069% due 07/23/27 (SOFR +
0.790%)(Ê) 630 634
4.522% due 10/18/28 (SOFR +
0.860%)(Ê) 890 885
Sands China, Ltd.
Series WI
2.800% due 03/08/27 200 186
SK Hynix, Inc.
6.250% due 01/17/26 (Þ) 688 697
Societe Generale SA
4.250% due 08/19/26 (Þ) 430 421
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 334 316
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 655 626
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 320
Suncor Energy, Inc.
7.875% due 06/15/26 489 510

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 696 703
Suzano International Finance BV
5.500% due 01/17/27 120 121
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 88 88
TELUS Corp.
2.800% due 02/16/27 698 666
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 350 334
THL Credit Wind River CLO, Ltd.
Series 2024-2A Class A1R
5.856% due 07/15/30 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 904 904
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 265 257
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 460 485
Toyota Motor Credit Corp.
1.339% due 03/25/26 60 57
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 627 625
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 480
Trinital CLO, Ltd.
Series 2024-9A Class ARRR
6.464% due 01/20/32 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 650 651
TSMC Arizona Corp.
1.750% due 10/25/26 200 189
UBS Group AG
5.711% due 01/12/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 579 583
1.364% due 01/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê)(Þ) 200 191
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 635 605
Valley Stream Park CLO, Ltd.
Series 2023-1A Class DR
8.767% due 10/20/34 (CME Term
SOFR 3 Month + 4.150%)(Ê)(Þ) 110 111
Var Energi ASA
5.000% due 05/18/27 (Þ) 194 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 01/15/28 (Þ) 201 214
Venture 34 CLO, Ltd.
Series 34A-AR
5.936% due 10/15/31 (CME Term
SOFR 3 Month + 1.280%)(Ê)(Þ) 446 446
Verdelite Static CLO, Ltd.
Series 2024-1A Class B
6.267% due 07/20/32 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 130 130
Voya CLO, Ltd.
Series 2024-3A Class A1R2
5.856% due 10/15/31 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 164 164
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 659 632
Whitebox CLO I, Ltd.
Series 2024-1A Class A1RR
5.955% due 07/24/36 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 120 120
Yara International ASA
4.750% due 06/01/28 (Þ) 593 587
Zais Clo 13, Ltd.
Series 2024-13A Class A1AR
5.956% due 07/15/32 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 159 159
66,176
Mortgage-Backed Securities - 10.2%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 12/05/38 (~)(Ê)(Þ) 220 238
Angel Oak Mortgage Trust
Series 2024-7 Class A1
5.621% due 05/25/69 (~)(Ê)(Þ) 532 533
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 191 183
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 324
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 22 22
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 299
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN29 Class A1
0.549% due 11/15/53 333 324
BBCMS Mortgage Trust
Series 2023 C19 Class A1
5.698% due 04/15/56 196 197
Series 2023-C20 Class A1
5.862% due 07/15/56 200 202

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
414 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 39 39
Series 2020-B21 Class A1
0.537% due 12/17/53 48 48
Series 2020-B22 Class A1
0.509% due 01/15/54 484 469
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,133 232
Series 2023-B39 Class A1
6.035% due 07/15/55 185 188
Series 2023-V3 Class A1
5.957% due 07/15/56 144 146
BMO Mortgage Trust
Series 2023-C5 Class A1
5.740% due 06/15/56 298 300
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class A
7.241% due 08/15/41 (CME Term
SOFR 1 Month + 1.921%)(Ê)(Þ) 170 171
BRAVO Residential Funding Trust
Series 2024-NQM1 Class A1
5.943% due 12/01/63 (~)(Ê)(Þ) 1,277 1,283
Series 2024-NQM5 Class A1
5.803% due 06/25/64 (~)(Ê)(Þ) 1,259 1,262
BX Commercial Mortgage Trust
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 211
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 181 181
BX Trust
Series 2019-OC11 Class A
3.202% due 12/09/41 (Þ) 270 245
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 310 308
Series 2022-PSB Class A
4.951% due 08/15/39 (CME Term
SOFR 1 Month + 2.451%)(Ê)(Þ) 120 120
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 318 307
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3
2.646% due 07/10/49 840 810
Series 2020-GC46 Class A1
1.846% due 02/15/53 19 19
COLT Funding LLC
Series 2024-4 Class A1
5.949% due 07/25/69 (~)(Ê)(Þ) 1,063 1,068
COLT Mortgage Loan Trust
Series 2022-2 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.994% due 02/25/67 (~)(Ê)(Þ) 84 79
Series 2024-1 Class A1
5.835% due 02/25/69 (~)(Ê)(Þ) 1,253 1,257
Series 2024-6 Class A1
5.390% due 11/25/69 (~)(Ê)(Þ) 2,170 2,165
Series 2024-INV1 Class A1
5.903% due 12/25/68 (~)(Ê)(Þ) 833 835
Series 2024-INV3 Class A1
5.443% due 09/25/69 (~)(Ê)(Þ) 692 692
Commercial Mortgage Trust
Series 2015-LC23 Class ASB
3.598% due 10/10/48 10 10
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 307
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 166 147
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 151 129
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class ASB
3.448% due 08/15/48 7 7
Series 2016-C7 Class ASB
3.314% due 11/15/49 74 73
Series 2020-C19 Class A1
1.296% due 03/15/53 39 38
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 132 113
Fannie Mae
2.280% due 2026 277 265
2.000% due 2033 496 474
3.000% due 2034 70 69
5.500% due 2039 3,842 3,877
3.000% due 2040 1,231 1,121
5.500% due 2052 235 234
Fannie Mae REMICS
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 6 6
Freddie Mac
5.000% due 2039 4,702 4,693
3.269% due 2049 (FTSE USD IBOR
Consumer Cash Fallbacks Term 1
Year Rate + 1.630%)(Ê)(ƒ) 693 668
6.000% due 2053 178 180
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 116 116
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 100 102
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2022-DNA2 Class M1A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 30 30
GCAT Trust
Series 2024-INV1 Class 1A2
5.500% due 01/25/54 (~)(Ê)(Þ) 178 174
Ginnie Mae II
5.500% due 2053 91 91
Ginnie Mae REMICS
Series 2016-H11 Class HA
2.500% due 01/20/66 401 387
Series 2017-H03 Class NA
3.125% due 10/20/66 548 534
Series 2017-H23 Class MA
3.000% due 11/20/67 187 181
Series 2021-H15 Class HB
1.250% due 09/20/65 113 106
Series 2022-H17 Class DF
5.359% due 07/20/72 (SOFR 30 Day
Average + 0.800%)(Ê) 582 578
GS Mortgage Securities Trust
Series 2023-PJ4 Class A15
6.000% due 01/25/54 (~)(Ê)(Þ) 333 332
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 248
JPMorgan Commercial Mortgage
Securities Trust
Series 2017-JP5 Class ASB
3.549% due 03/15/50 209 205
Series 2017-JP7 Class A3
3.379% due 09/15/50 157 150
JPMorgan Mortgage Trust
Series 2023-4 Class 1A4A
5.500% due 11/25/53 (~)(Ê)(Þ) 673 668
Series 2023-8 Class A4
6.000% due 02/25/54 (~)(Ê)(Þ) 760 764
Series 2024-1 Class A6
6.000% due 06/25/54 (~)(Ê)(Þ) 920 915
Series 2024-6 Class A6
6.000% due 12/25/54 (~)(Ê)(Þ) 589 585
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 130 124
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C25 Class A3
3.280% due 10/15/48 247 245
Series 2016-C32 Class ASB
3.514% due 12/15/49 155 152
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 195 189
Series 2021-L7 Class A1
0.881% due 08/15/26 641 615
MSWF Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-1 Class A1
5.539% due 01/15/28 153 154
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 183 170
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 177 156
Onslow Bay Financial LLC
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 1,402 1,408
Series 2024-NQM4 Class A1
6.067% due 01/25/64 (~)(Ê)(Þ) 578 581
Rate Mortgage Trust
Series 2024-J1 Class J7
6.000% due 07/25/54 (~)(Ê)(Þ) 944 939
Sequoia Mortgage Trust
Series 2023-3 Class A4
6.000% due 09/25/53 (~)(Ê)(Þ) 529 530
Series 2024-2 Class A4
6.000% due 12/25/53 (~)(Ê)(Þ) 666 665
Series 2024-6 Class A11
6.000% due 07/27/54 (~)(Ê)(Þ) 1,059 1,053
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 201 184
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 247
Towd Point Mortgage Trust
Series 2018-5 Class A1A
3.250% due 07/25/58 (~)(Ê)(Þ) 1,684 1,650
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 332 315
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 235 226
Verus Securitization Trust
Series 2024-1 Class A1
5.712% due 01/25/69 (~)(Ê)(Þ) 686 686
Series 2024-2 Class A1
6.095% due 02/25/69 (Þ) 759 763
Series 2024-INV1 Class A1
6.116% due 03/25/69 (~)(Ê)(Þ) 217 218
Series 2024-INV2 Class A1
5.332% due 08/26/69 (~)(Ê)(Þ) 495 494
Wells Fargo Commercial Mortgage
Trust
Series 2015-C28 Class A3
3.290% due 05/15/48 618 613
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 16 16
Series 2016 -C35 Class A3
2.674% due 07/15/48 770 743
Series 2020-C57 Class A1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
416 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.903% due 08/15/53 46 45
46,515
Municipal Bonds - 0.2%
Pennsylvania Higher Educational
Facilities Authority Revenue Bonds
4.861% due 11/01/26 605 605
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 170 170
775
United States Government Treasuries - 13.7%
United States Treasury Notes
4.875% due 04/30/26 4,150 4,189
0.625% due 07/31/26 3,940 3,705
4.375% due 07/31/26 4,000 4,012
4.625% due 09/15/26 750 756
3.500% due 09/30/26 8,615 8,511
1.250% due 11/30/26 190 179
2.500% due 03/31/27 3,250 3,131
4.500% due 04/15/27 7,800 7,866
3.250% due 06/30/27 2,400 2,348
3.750% due 08/15/27 3,660 3,624
3.375% due 09/15/27 11,135 10,914
4.375% due 11/30/28 12,645 12,744
1.750% due 01/31/29 875 793
3.500% due 09/30/29 210 204
62,976
Total Long-Term Investments
(cost $386,649) 387,098
Short-Term Investments - 15.0%
American Honda Finance Corp.
1.500% due 01/13/25 500 496
Barclays Bank PLC
2.875% due 04/03/25 (Þ)(ž) 1,000 981
Boeing Co. (The)
4.875% due 05/01/25 80 80
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 210 203
Cancara Asset Securitisation LLC
5.000% due 02/10/25 (ž) 500 493
Cargill, Inc.
3.500% due 04/22/25 (Þ) 370 368
4.875% due 10/10/25 (Þ) 1,300 1,304
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 210 210
Chevron Corp.
0.687% due 08/12/25 200 194
Citigroup, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 09/13/25 570 573
Constellation Energy Generation LLC
3.250% due 06/01/25 620 613
Energy Transfer, LP
2.900% due 05/15/25 200 198
Fannie Mae
4.500% due 06/01/25 4 4
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,864
General Mills, Inc.
4.000% due 04/17/25 1,800 1,792
General Motors Financial Co., Inc.
2.750% due 06/20/25 250 246
Gotham Funding Corp.
5.043% due 11/15/24 (ç)(Þ)(ž) 900 898
4.500% due 01/13/25 (Þ)(ž) 1,000 990
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 250 242
Honda Auto Receivables Owner Trust
Series 2023-1 Class A2
5.220% due 10/21/25 62 62
ING US Funding LLC
4.250% due 11/22/24 (ç)(ž) 800 798
Las Vegas Sands Corp.
2.900% due 06/25/25 190 187
LMA-Americas LLC
7.875% due 01/15/25 (Þ)(ž) 500 495
Manhattan Asset Funding Co. LLC
5.000% due 12/18/24 (ç)(Þ)(ž) 1,000 994
Merck & Co., Inc.
2.750% due 02/10/25 1,800 1,789
Mont Blanc Capital Corp.
5.116% due 11/18/24 (ç)(Þ)(ž) 1,500 1,496
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 20 20
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 196
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 261
Old Line Funding LLC
4.939% due 01/06/25 (Þ)(ž) 1,500 1,487
Oncor Electric Delivery Co. LLC
Series WI
0.550% due 10/01/25 210 202
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,254
Pacific Gas and Electric Co.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 06/08/25 310 309
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,199
Province of British Columbia
4.750% due 02/06/25 (ž) 1,500 1,481
Sanofi SA
4.391% due 11/06/24 (ç)(Þ)(ž) 550 550
Santander UK PLC
5.074% due 12/05/24 (ç)(ž) 450 448
Sheffield Receivables Co. LLC
2.800% due 11/19/24 (ç)(Þ)(ž) 1,475 1,471
Skandinaviska Enskilda Banken AB
4.791% due 12/13/24 (ç)(Þ)(ž) 1,500 1,492
0.850% due 09/02/25 (Þ) 270 262
Societe Generale SA
4.910% due 02/18/25 (Þ)(ž) 300 296
Southwest Airlines Co.
5.250% due 05/04/25 150 150
Swedbank AB
3.356% due 04/04/25 (Þ) 340 337
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 25 25
Toronto-Dominion Bank (The)
1.250% due 12/13/24 1,400 1,394
0.750% due 09/11/25 290 281
TotalEnergies Capital International SA
2.434% due 01/10/25 1,800 1,791
Toyota Motor Credit Corp.
3.000% due 04/01/25 300 298
3.650% due 08/18/25 1,800 1,788
U.S. Cash Management Fund(@) 24,219,520
(∞)
24,217
UBS Group AG
4.125% due 09/24/25 (Þ) 340 338
Unilever Capital Corp.
3.100% due 07/30/25 1,800 1,782
United States Treasury Bills
4.656% due 12/05/24 (ž) 4,075 4,057
5.152% due 01/23/25 (ž) 240 238
United States Treasury Notes
5.000% due 10/31/25 1,210 1,218
Victory Receivables Corp.
4.746% due 11/08/24 (ç)(Þ)(ž) 1,200 1,199
WarnerMedia Holdings, Inc.
Series WI
3.638% due 03/15/25 190 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $68,963) 68,800
Total Investments - 99.4%
(identified cost $455,612) 455,898
Other Assets and Liabilities,
Net - 0.6%
2,797
Net Assets - 100.0%
458,695

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
418 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
29.0%
2023-MIC Trust (The) 10/26/23 220,000 100 .00 220
238
ABN AMRO Bank NV 10/18/23 516,000 97 .88 505
513
Aircastle, Ltd. 09/14/23 231,000 89 .02 206
214
Alaska Airlines Pass-Through Trust 11/17/23 442,758 97 .25 431
438
American Airlines Group, Inc. 11/17/23 90,000 102 .67 92
94
American Homes 4 Rent Trust 11/13/23 1,159,243 96 .35 1,117
1,150
AMSR Trust 11/20/23 1,698,370 95 .55 1,623
1,675
AMSR Trust 11/21/23 382,908 92 .09 353
370
AMSR Trust 11/28/23 932,424 94 .35 880
911
AMSR Trust 02/01/24 843,695 93 .97 793
816
AMSR Trust 06/07/24 2,575,000 91 .68 2,361
2,440
AMSR Trust 10/29/24 150,000 95 .68 143
143
Angel Oak Mortgage Trust 08/07/24 531,718 100 .00 532
533
Anglo American Capital PLC 08/13/24 200,000 100 .09 200
199
Apex Credit CLO 2020, Ltd. 05/22/24 100,000 100 .00 100
100
Apidos CLO XXVI 06/24/24 121,518 100 .00 121
122
Arbor Multifamily Mortgage Securities Trust 09/27/21 190,628 100 .00 191
183
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102 .75 354
324
AREIT, Inc. 09/28/21 22,030 99 .99 22
22
Ashtead Capital, Inc. 04/29/24 565,000 96 .30 544
557
Australia & New Zealand Banking Group, Ltd. 10/09/24 734,000 99 .24 728
727
Avenue of Americas 10/20/21 310,000 99 .90 310
299
Aviation Capital Group LLC 09/12/24 706,000 94 .90 670
667
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,580,000 99 .72 1,576
1,576
Avis Budget Rental Car Funding (AESOP) LLC 05/24/23 890,000 100 .15 891
905
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 930,000 96 .02 893
916
BAE Systems PLC 03/19/24 850,000 99 .59 846
855
Barclays Bank PLC 10/09/24 1,000,000 98 .07 981
981
BCRED MML CLO LLC 11/10/21 200,000 100 .00 200
200
BNP Paribas SA 05/16/24 176,000 94 .36 166
168
BNP Paribas SA 07/17/24 421,000 98 .50 415
416
BOCA Commercial Mortgage Trust 08/07/24 170,000 99 .75 170
171
BRAVO Residential Funding Trust 01/18/24 1,277,014 100 .00 1,277
1,283
BRAVO Residential Funding Trust 07/31/24 1,258,659 100 .00 1,259
1,262
BX Commercial Mortgage Trust 06/16/21 250,000 100 .39 251
211
BX Commercial Mortgage Trust 02/10/22 181,235 99 .64 181
181
BX Trust 10/13/21 310,000 99 .80 309
308
BX Trust 09/20/23 270,000 85 .84 232
245
BX Trust 01/18/24 119,698 100 .32 120
120
BXMT, Ltd. 04/09/21 317,740 100 .00 318
307
Caesars Entertainment, Inc. 02/29/24 31,000 102 .25 32
32
Cargill, Inc. 01/28/21 190,000 97 .40 185
181
Cargill, Inc. 10/05/22 1,300,000 100 .10 1,301
1,304
Cargill, Inc. 10/31/23 370,000 99 .05 366
368
Carlyle Global Market Strategies CLO, Ltd. 09/13/24 1,115,355 100 .00 1,115
1,117
Carnival Corp. 02/29/24 80,000 108 .06 86
86
CarVal CLO XI C, Ltd. 08/14/24 180,000 100 .00 180
181
CCL Industries, Inc. 08/13/24 683,000 97 .00 662
663
Cedar Funding V CLO, Ltd. 07/23/21 234,884 100 .00 235
228
Cencosud SA 08/14/23 584,000 96 .25 562
569
CF Industries, Inc. 08/13/24 666,000 99 .58 663
662
Coca-Cola Europacific Partners PLC 09/12/24 717,000 94 .16 675
669
COLT Funding LLC 07/11/24 1,062,507 100 .00 1,062
1,068
COLT Mortgage Loan Trust 02/18/22 83,931 99 .99 84
79

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 419
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
COLT Mortgage Loan Trust 01/04/24 833,219 100 .00 833
835
COLT Mortgage Loan Trust 01/31/24 1,252,983 100 .00 1,253
1,257
COLT Mortgage Loan Trust 08/12/24 691,921 100 .00 692
692
COLT Mortgage Loan Trust 10/11/24 2,170,000 100 .00 2,170
2,165
Columbia Cent CLO 32, Ltd. 03/07/24 310,000 100 .09 310
310
Columbia Pipelines Holding Co. LLC 08/08/23 815,000 100 .63 820
839
Columbia Pipelines Holding Co. LLC 09/27/23 210,000 100 .23 210
214
Commercial Mortgage Trust 01/30/20 310,000 102 .19 317
307
Continental Resources, Inc. 04/25/22 190,000 94 .16 179
179
Cooperatieve Rabobank UA 04/05/22 450,000 99 .44 447
437
Credit Agricole SA 05/20/21 818,000 95 .78 790
780
Credit Agricole SA 01/22/24 521,000 93 .46 487
494
Credit Suisse Mortgage Trust 09/27/21 150,928 99 .99 151
129
Credit Suisse Mortgage Trust 03/04/22 166,065 97 .41 162
147
Daimler Finance NA LLC 05/20/21 210,000 100 .23 210
201
Danske Bank A/S 08/13/24 706,000 94 .27 666
665
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 08/13/24 668,000 99 .33 663
660
Deutsche Telekom International Finance BV 10/09/24 750,000 98 .09 736
732
DISH DBS Corp. 11/10/21 20,000 100 .00 20
19
Dryden Senior Loan Fund 07/26/21 163,967 100 .00 164
164
Dryden Senior Loan Fund 04/08/22 270,000 99 .34 268
270
Dryden Senior Loan Fund 11/20/23 200,000 99 .47 199
200
Dryden Senior Loan Fund 05/03/24 861,651 100 .00 862
863
Dryden Senior Loan Fund 09/12/24 840,000 100 .00 840
841
Dryden Senior Loan Fund 09/25/24 900,097 100 .00 900
902
Element Fleet Management Corp. 01/22/24 604,000 101 .10 611
616
Elevation CLO, Ltd. 08/29/24 590,000 100 .00 590
590
Ellington Financial Mortgage Trust 01/14/22 131,691 99 .99 132
113
Elmwood CLO I, Ltd. 02/01/24 130,000 100 .00 130
130
Enel Finance International NV 04/29/24 584,000 93 .65 547
558
Enterprise Fleet Financing LLC 03/23/22 69,593 99 .99 70
69
EQT Corp. 09/07/21 290,000 98 .41 285
281
ERAC USA Finance LLC 04/26/23 375,000 99 .73 374
374
First Quantum Minerals, Ltd. 02/29/24 200,000 103 .55 207
213
FirstKey Homes Trust 02/29/24 446,784 94 .27 421
435
FirstKey Homes Trust 05/01/24 504,861 93 .67 473
487
FirstKey Homes Trust 05/06/24 1,448,038 97 .00 1,404
1,426
Freddie Mac STACR REMIC Trust 07/19/21 115,769 100 .00 116
116
Freddie Mac STACR REMIC Trust 02/07/22 100,000 100 .93 101
102
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 30,400 100 .00 30
30
Fresenius Medical Care US Finance III, Inc. 08/13/24 710,000 94 .01 667
661
GA Global Funding Trust 01/08/21 285,000 99 .97 285
274
GCAT Trust 01/22/24 177,643 98 .52 175
174
GECU Auto Receivables Trust 08/07/23 270,000 99 .99 270
272
Georgia-Pacific LLC 05/20/21 170,000 96 .21 164
161
GFL Environmental, Inc. 02/29/24 90,000 98 .45 89
89
Glencore Funding LLC 04/30/24 180,000 97 .02 175
177
GoldenTree Loan Management US CLO 4, Ltd. 03/07/24 185,689 100 .00 186
186
GoodGreen Trust 04/21/21 145,345 99 .98 145
118
Gotham Funding Corp. 08/13/24 900,000 99 .80 898
898
Gotham Funding Corp. 10/09/24 1,000,000 99 .05 990
990
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 250,000 98 .30 246
242
Greywolf CLO VI, Ltd. 11/20/23 250,000 99 .51 249
250
GS Mortgage Securities Trust 08/18/23 332,759 98 .63 328
332
Halsey Point CLO 3, Ltd. 08/23/24 100,000 100 .00 100
100

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
420 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hat Holdings I LLC 09/12/24 694,000 96 .71 671
670
Hawaii Hotel Trust 06/17/21 250,000 100 .13 250
248
Hertz Vehicle Financing III LLC 12/26/23 975,000 103 .09 1,005
1,004
Hertz Vehicle Financing III, LP 06/24/21 250,000 99 .98 250
233
Hertz Vehicle Financing III, LP 05/27/22 2,350,000 93 .03 2,163
2,200
Hertz Vehicle Financing LLC 11/12/21 195,000 99 .61 194
194
Hertz Vehicle Financing LLC 02/06/24 770,000 93 .23 718
718
Highbridge Loan Management, Ltd. 10/10/24 580,000 100 .00 580
580
Highmark, Inc. 05/05/21 520,000 99 .96 520
491
Hilton Grand Vacations Trust 06/02/20 101,447 99 .99 101
98
Hin Timeshare Trust 03/19/24 191,461 99 .97 191
193
Home Partners of America Trust 02/13/24 481,419 84 .01 404
417
Hyundai Capital America 01/04/24 20,000 100 .91 20
20
Hyundai Capital America 06/18/24 200,000 100 .07 200
202
ICICI Bank, Ltd. 02/21/24 597,000 98 .06 585
590
Imperial Brands Finance PLC 06/13/24 735,000 96 .70 711
716
InRetail Consumer 02/14/24 513,000 90 .70 465
475
Inversiones CMPC SA 08/23/23 230,000 96 .33 222
226
Invitation Homes Trust 05/31/23 920,789 99 .88 920
920
Invitation Homes Trust 08/16/24 189,675 95 .98 182
181
Jackson National Life Global Funding 06/23/20 650,000 102 .06 663
632
JDE Peet's NV 09/12/24 722,000 93 .58 676
669
JPMorgan Mortgage Trust 09/21/23 759,834 98 .55 749
764
JPMorgan Mortgage Trust 01/19/24 919,509 99 .86 918
915
JPMorgan Mortgage Trust 01/26/24 673,310 99 .50 670
668
JPMorgan Mortgage Trust 07/18/24 588,976 99 .71 587
585
KeySpan Gas East Corp. 07/17/24 607,000 95 .62 580
584
KKR CLO 49, Ltd. 10/08/24 395,000 100 .00 395
395
Legacy Mortgage Asset Trust 10/06/21 130,326 103 .78 135
124
LG Energy Solution, Ltd. 04/29/24 542,000 99 .78 541
547
LMA-Americas LLC 10/16/24 500,000 99 .02 495
495
LPL Holdings, Inc. 10/09/24 779,000 95 .02 740
733
M&T Bank Auto Receivables Trust 03/13/24 1,315,000 99 .98 1,315
1,330
M&T Equipment Notes 08/08/23 280,000 99 .98 280
284
Macquarie Bank, Ltd. 05/09/24 756,000 94 .36 713
724
Madison Park Funding XXXI, Ltd. 05/14/24 729,558 100 .00 730
730
Manhattan Asset Funding Co. LLC 09/13/24 1,000,000 99 .35 994
994
MasTec, Inc. 09/14/23 550,000 92 .87 511
531
Mattel, Inc. 09/14/23 607,000 96 .09 583
593
MEGlobal BV 08/23/23 260,000 97 .25 253
255
Mercedes-Benz Finance NA LLC 07/29/24 360,000 100 .32 361
361
Merchants Fleet Funding LLC 06/11/24 300,000 99 .99 300
304
Met Tower Global Funding 09/07/21 985,000 97 .56 961
928
MF1, Ltd. 09/10/21 196,907 100 .00 197
196
Monongahela Power Co. 12/12/23 440,000 96 .09 423
426
Mont Blanc Capital Corp. 08/13/24 1,500,000 99 .75 1,496
1,496
Mountain View CLO XVI, Ltd. 04/02/24 100,000 100 .00 100
100
Mutual of Omaha Insurance Co. 07/19/23 435,000 99 .95 435
441
National Securities Clearing Corp. 05/20/21 340,000 99 .72 339
326
Navient Private Education Refi Loan Trust 01/27/23 174,593 96 .66 169
169
Navistar Financial Dealer Note Master Trust 10/28/24 100,000 101 .03 101
101
NBK Tier 1 Financing 2, Ltd. 07/17/24 628,000 93 .21 585
590
NCL Corp., Ltd. 01/10/24 30,000 104 .51 31
32
NCL Corp., Ltd. 02/29/24 60,000 104 .44 63
63
Nelnet Student Loan Trust 01/07/22 250,000 100 .38 251
244

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 421
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nestle Holdings, Inc. 02/29/24 1,500,000 100 .41 1,506
1,516
New Residential Mortgage Loan Trust 03/03/22 183,373 99 .63 183
170
NGPL PipeCo LLC 04/26/23 536,000 98 .44 528
531
Nissan Motor Acceptance Corp. 02/21/24 702,000 94 .73 665
668
Nissan Motor Co., Ltd. 04/25/22 200,000 99 .27 199
196
Nordea Bank Abp 05/21/21 270,000 99 .84 270
261
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99 .96 570
545
NTT Finance Corp. 02/24/21 350,000 96 .65 338
333
OBX Trust 01/18/22 176,802 99 .99 177
156
Octagon Investment Partners 28, Ltd. 04/25/24 435,789 100 .00 436
436
Octagon Investment Partners 52, Ltd. 06/26/24 228,000 100 .00 228
228
Octagon Investment Partners XIV, Ltd. 10/24/23 13,604 99 .71 14
14
Old Line Funding LLC 09/09/24 1,500,000 99 .11 1,487
1,487
Onslow Bay Financial LLC 01/04/24 1,402,431 100 .00 1,402
1,408
Onslow Bay Financial LLC 03/05/24 577,594 99 .99 578
581
Open Text Corp. 08/13/24 630,000 104 .36 657
655
Palmer Square Loan Funding, Ltd. 08/01/24 280,000 100 .00 280
280
Pennsylvania Electric Co. 03/28/23 525,000 99 .88 524
525
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 08/23/23 220,000 99 .42 219
223
Progress Residential Trust 01/12/24 792,557 92 .28 731
760
Progress Residential Trust 02/28/24 369,236 92 .57 342
354
Progress Residential Trust 02/29/24 183,071 91 .69 168
174
Prosus NV 02/15/23 647,000 94 .06 609
618
QazaqGaz NC JSC 08/23/23 440,000 95 .05 418
423
Rate Mortgage Trust 06/28/24 944,421 99 .46 939
939
RCKT Mortgage Trust 05/20/24 1,215,198 99 .69 1,211
1,218
Royal Caribbean Cruises, Ltd. 02/29/24 100,000 98 .67 99
100
Sanofi SA 09/10/24 550,000 99 .93 550
550
Sealed Air Corp. 09/15/21 976,000 96 .48 932
911
Sequoia Mortgage Trust 08/08/23 529,314 99 .03 524
530
Sequoia Mortgage Trust 02/08/24 666,124 99 .87 665
665
Sequoia Mortgage Trust 06/21/24 1,058,892 99 .48 1,053
1,053
SFS Auto Receivables Securitization Trust 01/09/24 170,000 99 .99 170
171
SG Capital Partners LLC 03/02/22 200,672 99 .84 200
184
Sheffield Receivables Co. LLC 09/17/24 1,475,000 99 .75 1,471
1,471
SK Hynix, Inc. 04/26/23 688,000 100 .28 690
697
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99 .88 270
262
Skandinaviska Enskilda Banken AB 10/04/24 1,500,000 99 .45 1,492
1,492
SMB Private Education Loan Trust 05/12/23 234,407 100 .00 234
239
SMB Private Education Loan Trust 03/07/24 217,111 99 .97 217
217
Smithfield Foods, Inc. 10/09/24 752,000 97 .95 737
735
Societe Generale SA 09/09/24 300,000 98 .56 296
296
Societe Generale SA 09/12/24 430,000 98 .37 423
421
Societe Generale SA 10/09/24 334,000 94 .79 317
316
Solventum Corp. 02/23/24 130,000 100 .28 130
132
Standard Chartered PLC 02/15/23 655,000 93 .69 614
626
STAR Trust 07/06/23 1,632,302 99 .78 1,629
1,632
STAR Trust 09/18/24 1,720,000 100 .00 1,720
1,722
Starwood Real Estate Income Trust 07/12/21 250,000 99 .71 249
247
Suzano Austria GmbH 05/09/24 696,000 99 .97 696
703
Swedbank AB 04/06/22 340,000 99 .97 340
337
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 170,000 100 .00 170
170
TCI-Flatiron CLO, Ltd. 01/14/22 87,902 100 .00 88
88
THL Credit Wind River CLO, Ltd. 07/08/24 903,569 100 .00 904
904
Towd Point HE Trust 05/20/24 1,148,695 100 .12 1,150
1,147

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
422 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Towd Point Mortgage Trust 07/01/19 36,756 101 .26 37
36
Towd Point Mortgage Trust 11/18/21 331,632 101 .01 335
315
Towd Point Mortgage Trust 12/15/21 234,730 96 .22 226
226
Towd Point Mortgage Trust 05/20/24 1,684,136 96 .95 1,633
1,650
Towd Point Mortgage Trust 05/20/24 1,325,339 99 .38 1,317
1,324
Toyota Auto Loan Extended Note Trust 06/11/24 250,000 99 .97 250
254
TransDigm, Inc. 02/29/24 90,000 100 .55 90
91
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 98 .02 474
480
Tricon American Homes Trust 01/12/24 1,587,945 88 .60 1,407
1,447
Tricon Residential Trust 05/22/24 429,733 96 .68 415
424
Tricon Residential Trust 10/30/24 185,000 95 .99 178
180
Trinital CLO, Ltd. 07/24/24 649,710 100 .00 650
651
UBS Group AG 05/21/21 340,000 102 .53 349
338
UBS Group AG 02/15/23 579,000 100 .20 580
583
UBS Group AG 08/13/24 200,000 95 .38 191
191
UniCredit SpA 09/14/23 635,000 91 .78 583
605
United Airlines, Inc. 05/21/21 190,000 99 .52 189
187
Valley Stream Park CLO, Ltd. 09/08/23 110,000 100 .00 110
111
Var Energi ASA 05/11/23 194,000 98 .52 191
193
Var Energi ASA 09/14/23 201,000 102 .67 206
214
Venture 34 CLO, Ltd. 06/28/24 445,718 100 .00 446
446
Venture Global LNG, Inc. 02/29/24 80,000 106 .08 85
88
Verdelite Static CLO, Ltd. 06/21/24 130,000 100 .00 130
130
Verus Securitization Trust 01/12/24 686,236 100 .00 686
686
Verus Securitization Trust 02/15/24 758,675 100 .00 759
763
Verus Securitization Trust 05/20/24 216,682 99 .87 216
218
Verus Securitization Trust 08/14/24 495,246 100 .00 495
494
VICI Properties, Inc. 07/17/24 584,000 98 .38 574
576
Victory Receivables Corp. 08/13/24 1,200,000 99 .90 1,199
1,199
Vistra Operations Co. LLC 09/14/23 684,000 96 .63 661
665
Voya CLO, Ltd. 04/24/24 163,913 100 .00 164
164
Weir Group PLC (The) 01/22/24 659,000 95 .18 627
632
Whitebox CLO I, Ltd. 06/07/24 120,000 100 .00 120
120
XPO, Inc. 09/14/23 573,000 98 .64 565
582
Yara International ASA 08/14/23 593,000 95 .79 568
587
Zais Clo 13, Ltd. 08/07/24 158,642 100 .00 159 159
133,244
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 42 GBP 3,950 12/24
(237)
United States 2 Year Treasury Note Futures 398 USD 81,966 12/24
(633)
United States 5 Year Treasury Note Futures 73 USD 7,828 12/24
(181)
United States 10 Year Treasury Note Futures 65 USD 7,394 12/24
(282)
United States Treasury Ultra Bond Futures 2 USD 251 12/24 (17)
Short Positions

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 423
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Bund Futures 51 EUR 6,722 12/24
88
Japanese 10 Year Government Bond Futures 8 JPY 1,153,520 12/24
14
Japanese 10 Year Mini Government Bond Futures 7 JPY 100,807 12/24
—
United States 2 Year Treasury Note Futures 15 USD 3,089 12/24 26
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,222)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,212 EUR 2,951 12/11/24 4
Bank of America USD 516 JPY 78,282 12/11/24 2
Bank of America USD 4,162 NOK 43,976 11/08/24 (165)
Bank of America EUR 2,951 USD 3,207 11/08/24 (3)
Bank of America JPY 78,282 USD 513 11/08/24 (2)
Bank of America SEK 19,274 USD 1,883 11/08/24 73
Bank of New York USD 4,198 NOK 46,309 12/11/24 13
Bank of New York NOK 46,309 USD 4,197 11/08/24 (13)
Citigroup USD 4,893 EUR 4,424 11/08/24 (80)
Citigroup USD 2,519 JPY 365,937 11/08/24 (109)
HSBC USD 1,907 SEK 20,379 11/08/24 6
HSBC CHF 5,164 USD 6,101 11/08/24 118
HSBC SEK 20,379 USD 1,911 12/11/24 (6)
JPMorgan Chase USD 6,137 CHF 5,308 11/08/24 12
JPMorgan Chase USD 4,149 GBP 3,127 11/08/24 (116)
JPMorgan Chase CHF 5,308 USD 6,159 12/11/24 (13)
Royal Bank of Canada USD 4,983 GBP 3,837 12/11/24 (35)
Royal Bank of Canada USD 1,892 NZD 3,017 11/08/24 (89)
Royal Bank of Canada AUD 6,094 USD 4,200 11/08/24 189
Royal Bank of Canada GBP 3,837 USD 4,983 11/08/24 35
State Street USD 4,194 AUD 6,399 11/08/24 17
State Street USD 924 GBP 710 11/08/24 (8)
State Street USD 213 NOK 2,333 11/08/24 (1)
State Street USD 112 NZD 187 11/08/24 —
State Street AUD 305 USD 201 11/08/24 —
State Street AUD 6,399 USD 4,196 12/11/24 (17)
State Street CHF 144 USD 166 11/08/24 (1)
State Street EUR 1,473 USD 1,600 11/08/24 (2)
State Street JPY 287,654 USD 1,880 11/08/24 (14)
State Street SEK 1,105 USD 104 11/08/24 —
Westpac USD 1,909 NZD 3,204 12/11/24 7
Westpac NZD 3,204 USD 1,908 11/08/24 (7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (205)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
424 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 50,284 $ 180
$ —
$ 50,464 11 .0
Corporate Bonds and Notes — 160,192 —
—
160,192 34 .9
International Debt — 66,176 —
—
66,176 14 .4
Mortgage-Backed Securities — 46,515 —
—
46,515 10 .2
Municipal Bonds — 775 —
—
775 0 .2
United States Government Treasuries — 62,976 —
—
62,976 13 .7
Short-Term Investments — 44,583 — 24,217 68,800 15 .0
Total Investments — 431,501 180 24,217 455,898 99 .4
Other Assets and Liabilities, Net
0 .6
100 .0
Other Financial Instruments
Assets
Futures Contracts 128 — — — 128 —
*
Foreign Currency Exchange Contracts — 476 — — 476 0 .1
A
Liabilities
Futures Contracts (1,350) — — — (1,350) (0 .3)
Foreign Currency Exchange Contracts — (681) — — (681) (0 .1)
Total Other Financial Instruments
**
$ (1,222) $ (205) $ — $ — $ (1,427)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
2,089
Bermuda .............................................................................................
100
Brazil ..................................................................................................
1,411
Canada ................................................................................................
21,363
Cayman Islands ..................................................................................
11,130
Chile ...................................................................................................
796
China ..................................................................................................
1,339
Colombia ............................................................................................
480
Denmark .............................................................................................
665

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 425
Amounts in thousands
Country Exposure
Fair Value
$
Finland ...............................................................................................
922
France .................................................................................................
4,682
Germany .............................................................................................
2,689
India ...................................................................................................
590
Indonesia ............................................................................................
223
Ireland ................................................................................................
1,600
Israel ...................................................................................................
534
Italy ....................................................................................................
1,163
Japan ..................................................................................................
2,156
Jersey ..................................................................................................
734
Kazakhstan .........................................................................................
423
Kuwait ................................................................................................
845
Macao .................................................................................................
186
Netherlands ........................................................................................
3,411
Norway ...............................................................................................
867
Peru ....................................................................................................
475
South Africa .......................................................................................
199
South Korea .......................................................................................
1,244
Spain ..................................................................................................
949
Sweden ...............................................................................................
2,091
Switzerland ........................................................................................
1,113
Taiwan ................................................................................................
189
United Kingdom .................................................................................
13,853
United States ......................................................................................
375,174
Zambia ...............................................................................................
213
Total Investments ............................................................................... 455,898

See accompanying notes which are an integral part of the financial statements.
426 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 476 $ —
Variation margin on futures contracts* — 128
Total
$ 476 $ 128
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 1,350
Unrealized depreciation on foreign currency exchange contracts 681 —
Total
$ 681 $ 1,350
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ — $ — $ (79)
Futures contracts — — 488
Options written — — 62
Interest rate swap contracts — — (227)
Credit default swap contracts 431 — —
Foreign currency exchange contracts — 252 —
Total
$ 431 $ 252 $ 244
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*** $ — $ — $ (8)
Futures contracts — — (783)
Interest rate swap contracts — — 167
Credit default swap contracts 20 — —
Foreign currency exchange contracts — (210) —
Total
$ 20 $ (210) $ (624)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 427
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 476 $ — $ 476
Total Financial and Derivative Assets
476 — 476
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 476 $ — $ 476
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received Net Amount
Bank of America
$ 79 $ 79 $ — $ —
Bank of New York
13 13 — —
HSBC
124 6 — 118
JPMorgan Chase
12 12 — —
Royal Bank of Canada
224 124 — 100
State Street
17 17 — —
Westpac
7 7 — —
Total
$ 476 $ 258 $ — $ 218

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
428 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 681 $ — $ 681
Total Financial and Derivative Liabilities
681 — 681
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilitie s subject to a netting agreement
$ 681 $ — $ 681
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged Net Amount
Bank of America $ 170 $ 79 $ — $ 91
Bank of New York 13 13 — —
Citigroup 190 — — 190
HSBC 6 6 — —
JPMorgan Chase 128 12 — 116
Royal Bank of Canada 124 124 — —
State Street 43 17 — 26
Westpac 7 7 — —
Total
$ 681 $ 258 $ — $ 423
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 429
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 455,612
Investments, at fair value(>) ........................................................................................................................................................
455,89 8
Cash .............................................................................................................................................................................................. 1,666
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 47 6
Receivables:
Dividends and interest ...................................................................................................................................................... 3,02 3
Dividends from affiliated funds ....................................................................................................................................... 79
Investments sold ............................................................................................................................................................... 2,096
Fund shares sold ............................................................................................................................................................... 203
From broker(a) ................................................................................................................................................................. 2,286
Total assets ...............................................................................................................................................................
465,727
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4,377
Fund shares redeemed ...................................................................................................................................................... 452
Accrued fees to affiliates .................................................................................................................................................. 154
Other accrued expenses .................................................................................................................................................... 147
Variation margin on futures contracts .............................................................................................................................. 1,221
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 681
Total liabilities ...........................................................................................................................................................
7,032
Net Assets ...............................................................................................................................................................
$ 458,695

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
430 Short Duration Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (11, 299 )
Shares of beneficial interest .........................................................................................................................................................
244
Additional paid-in capital ............................................................................................................................................................
469,75 0
Net Assets ...............................................................................................................................................................
$ 458,695
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.75
Maximum offering price per share (Net asset value plus sales charge of 2.50%): Class A ..................................................... $ 19.23
Class A — Net assets ........................................................................................................................................................... $ 8,838,814
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 471,305
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.39
Class C — Net assets ........................................................................................................................................................... $ 6,284,922
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 341,712
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.82
Class M — Net assets .......................................................................................................................................................... $ 43,77 1,054
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,326,331
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.84
Class R6 — Net assets ......................................................................................................................................................... $ 621,801
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 32,998
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.80
Class S — Net assets ............................................................................................................................................................ $ 176,077,011
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 9,365,334
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.82
Class Y — Net assets ........................................................................................................................................................... $ 223,101,705
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,854,939
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 24,217
(a)   Receivable from Broker for Futures $ 2,286
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 431
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2
Dividends from affiliated funds ....................................................................................................................................... 907
Interest .............................................................................................................................................................................. 17,857
Total investment income ..............................................................................................................................................................
18,766
Expenses
Advisory fees ................................................................................................................................................................... 1,547
Administrative fees .......................................................................................................................................................... 195
Custodian fees .................................................................................................................................................................. 169
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 56
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 15
Transfer agent fees - Class M .......................................................................................................................................... 91
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 360
Transfer agent fees - Class Y ........................................................................................................................................... 7
Professional fees .............................................................................................................................................................. 141
Registration fees ............................................................................................................................................................... 117
Shareholder servicing fees - Class C ............................................................................................................................... 1 9
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 45
Miscellaneous .................................................................................................................................................................. 2 6
Expenses before reductions .............................................................................................................................................. 2,847
Expense reductions .......................................................................................................................................................... (642)
Net expenses ................................................................................................................................................................................
2,205
Net investment income (loss) .......................................................................................................................................................
16,561
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,495)
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 488
Options written ................................................................................................................................................................. 62
Foreign currency exchange contracts ............................................................................................................................... 252
Interest rate swap contracts .............................................................................................................................................. (227)
Credit default swap contracts ........................................................................................................................................... 431
Foreign currency-related transactions .............................................................................................................................. 9
Net realized gain (loss) ................................................................................................................................................................
(474)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 12,80 3
Futures contracts .............................................................................................................................................................. (783)
Foreign currency exchange contracts ............................................................................................................................... (210)
Interest rate swap contracts .............................................................................................................................................. 167
Credit default swap contracts ........................................................................................................................................... 20
Foreign currency-related transactions .............................................................................................................................. (3)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 11,99 4
Net realized and unrealized gain (loss) ........................................................................................................................................ 11,5 20
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 28,08 1
*      Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
432 Short Duration Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 16,561 $ 11,200
Net realized gain (loss) ....................................................................................................................... (474) (9,848)
Net change in unrealized appreciation (depreciation) ........................................................................ 11,994 11,738
Net increase (decrease) in net assets from operations .............................................................................. 28,081 13,090
Distributions
To shareholders
Class A .......................................................................................................................................... (317) (197)
Class C .......................................................................................................................................... (219) (167)
Class M ......................................................................................................................................... (1,769) (568)
Class R6 ........................................................................................................................................ (23) (13)
Class S .......................................................................................................................................... (7,072) (5,189)
Class Y .......................................................................................................................................... (6,230) (2,874)
Net decrease in net assets from distributions ............................................................................................ (15,630) (9,008)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (16,441) 52,089
Total Net Increase (Decrease) in Net Assets ........................................................................
(3,990) 56,171
Net Assets
Beginning of period .................................................................................................................................. 462,685 406,514
End of period .............................................................................................................................................
$ 458,695 $ 462,685

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 433
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 50 $ 944 249 $ 4,547
Proceeds from reinvestment of distributions 17 309 11 192
Payments for shares redeemed (108) (1,999) (263) (4,812)
Net increase (decrease)
(41) (746) (3) (73)
Class C
Proceeds from shares sold 23 429 77 1,382
Proceeds from reinvestment of distributions 12 218 9 167
Payments for shares redeemed (185) (3,374) (322) (5,771)
Net increase (decrease)
(150) (2,727) (236) (4,222)
Class M
Proceeds from shares sold 428 7,981 2,300 42,026
Proceeds from reinvestment of distributions 95 1,769 31 568
Payments for shares redeemed (1,029) (19,092) (1,409) (25,839)
Net increase (decrease)
(506) (9,342) 922 16,755
Class R6
Proceeds from shares sold 18 338 40 730
Proceeds from reinvestment of distributions 1 23 —** 13
Payments for shares redeemed (15) (286) (23) (425)
Net increase (decrease)
4 75 17 318
Class S
Proceeds from shares sold 4,866 91,270 6,232 113,788
Proceeds from reinvestment of distributions 380 7,057 282 5,165
Payments for shares redeemed (9,736) (180,463) (5,714) (104,421)
Net increase (decrease)
(4,490) (82,136) 800 14,532
Class Y
Proceeds from shares sold 4,057 76,352 1,705 31,160
Proceeds from reinvestment of distributions 334 6,230 157 2,874
Payments for shares redeemed (222) (4,147) (507) (9,255)
Net increase (decrease)
4,169 78,435 1,355 24,779
Total increase (decrease)
(1,014) $ (16,441) 2,855 $ 52,089
**      Less than 500 shares.

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
434 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2024 18.17 .71 .54 1.25 (.67) — —
October 31, 2023 18.00 .48 .09 .57 (.40) — —
October 31, 2022 19.56 .18 (1.48) (1.30) (.06) (.17) (.03 )
October 31, 2021 19.74 .15 (.15) —
( Ɵ)
(.18) — —
October 31, 2020 19.39 .29 .46 .75 (.40) — —
Class C
October 31, 2024 17.83 .56 .53 1.09 (.53) — —
October 31, 2023 17.68 .34 .09 .43 (.28) — —
October 31, 2022 19.31 .04 (1.46) (1.42) (.02) (.17) (.02 )
October 31, 2021 19.55 ( — )
( Ɵ)
(.14) (.14) (.10) — —
October 31, 2020 19.21 .14 .46 .60 (.26) — —
Class M
October 31, 2024 18.23 .77 .54 1.31 (.72) — —
October 31, 2023 18.04 .55 .09 .64 (.45) — —
October 31, 2022 19.59 .26 (1.52) (1.26) (.08) (.17) (. 04 )
October 31, 2021 19.77 .20 (.14) .06 (.24) — —
October 31, 2020 19.42 .35 .46 .81 (.46) — —
Class R6
October 31, 2024 18.25 .77 .54 1.31 (.72) — —
October 31, 2023 18.07 .55 .08 .63 (.45) — —
October 31, 2022 19.61 .2 5 (1.50) (1.25) (.08) (.17) (.04 )
October 31, 2021 19.80 .20 (.15) .05 (.24) — —
October 31, 2020 19.44 .35 .47 .82 (.46) — —
Class S
October 31, 2024 18.21 .76 .54 1.30 (.71) — —
October 31, 2023 18.03 .53 .09 .62 (.44) — —
October 31, 2022 19.58 .24 (1.50) (1.26) (.08) (.17) (.04 )
October 31, 2021 19.76 .19 (.14) .05 (.23) — —
October 31, 2020 19.41 .34 .46 .80 (.45) — —
Class Y
October 31, 2024 18.23 .78 .54 1.32 (.73) — —
October 31, 2023 18.05 .55 .08 .63 (.45) — —
October 31, 2022 19.59 .25 (1.49) (1.24) (.09) (.17) (.04 )
October 31, 2021 19.77 .21 (.14) .07 (.25) — —
October 31, 2020 19.42 .35 .47 .82 (.47) — —

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 435
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.67) 18.75 6.98 8,839 1.01 .81 3.83 122
(.40) 18.17 3.17 9,304 1.08 .81 2.64 82
(.26) 18.00 (6.72) 9,274 1.07 .81 .97 55
(.18) 19.56 .01 13,720 1.06 .80 .75 109
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.53) 18.39 6.20 6,285 1.76 1.56 3.06 122
(.28) 17.83 2.42 8,766 1.83 1.56 1.86 82
(.21) 17.68 (7.45) 12,863 1.82 1.56 .21 55
(.10) 19.31 (.74) 19,621 1.81 1.55 (.01) 109
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.72) 18.82 7.33 43,77 1 .76 .51 4.12 122
(.45) 18.23 3.55 51,631 .82 .51 3.03 82
(.29) 18.04 (6.50) 34,488 .82 .51 1.42 55
(.24) 19.59 .31 18,909 .81 .50 1.01 109
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.72) 18.84 7.32 622 .61 .51 4.13 122
(.45) 18.25 3.49 530 .68 .51 2.98 82
(.29) 18.07 (6.44) 210 .67 .51 1.33 55
(.24) 19.61 .26 177 .66 .50 1.03 109
(.46) 19.80 4.29 466 .66 .52 1.78 116
(.71) 18.80 7.28 176,077 .76 .56 4.07 122
(.44) 18.21 3.45 252,345 .83 .56 2.92 82
(.29) 18.03 (6.53) 235,416 .82 .56 1.31 55
(.23) 19.58 .26 221,213 .81 .55 .99 109
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.73) 18.82 7.35 223,10 1 .56 .48 4.17 122
(.45) 18.23 3.52 140,109 .63 .49 3.01 82
(.30) 18.05 (6.43) 114,263 .62 .48 1.33 55
(.25) 19.59 .33 129,318 .61 .47 1.06 109
(.47) 19.77 4.27 138,332 .61 .49 1.82 116

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
436 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 112,603
Administrative fees 18,432
Distribution fees 5,919
Shareholder servicing fees 1,345
Transfer agent fees 14,970
Trustee fees 929
$ 154,198
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 19,102 $ 329,338 $ 324,229 $ 6 $ — $ 24,217 $ 907 $ —
U.S. Cash Collateral Fund — 1,650 1,650 — — — 6 —
$ 19,102 $ 330,988 $ 325,879 $ 6 $ — $ 24,217 $ 913 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 455,900,410 $ 1,289,461 $ (1,072,632) $ 216,829 $ 3,273,476 $ (14,583,102)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 15,629,500 $ — $ — $ 9,008,4 14 $ — $ —
Total distributable earnings (losses)
$ 5
Additional paid-in capital
(5)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 95.4%
Alabama - 2.2%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê)(ƒ) 1,000 4.000 12/01/49 1,004
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,649
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 539
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 1,550 5.250 05/01/55 1,678
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 158
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 375 6.000 07/01/45 392
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,123
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/44 6,484
County of Jefferson Sewer Revenue Bonds 2,050 5.250 10/01/49 2,185
County of Jefferson Sewer Revenue Bonds 2,170 5.500 10/01/53 2,349
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 251
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,349
Homewood Educational Building Authority Revenue Bonds 1,900 5.500 10/01/54 1,982
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 100
Hoover Industrial Development Board Revenue Bonds 1,805 5.750 10/01/49 1,872
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 869
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,102
Midcity Improvement District Special Assessment (Þ) 100 6.500 11/01/44 97
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 850
MidCity Improvement District Special Assessment 250 4.750 11/01/49 208
Mobile County Industrial Development Authority Revenue Bonds 3,250 5.000 06/01/54 3,301
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 827
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 418
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,993
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 894 6.000 07/15/52 232
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 7,500 5.250 05/01/44 7,574
46,586
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,840
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 243
2,083
Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 4,830 4.080 01/01/37 4,738
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,192
Arizona Industrial Development Authority Revenue Bonds (Þ) 440 5.000 06/01/31 453
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,365 6.000 07/01/37 1,407
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 372
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 66
Arizona Industrial Development Authority Revenue Bonds 60 5.000 01/01/43 49
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 50 5.000 01/01/43 38
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 107
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 764
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 177
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 190
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 225 5.000 01/01/49 171
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 469

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
438 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 93
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 54
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,829
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 25
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 3,075
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 171
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 100
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 665
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 97
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 50 5.125 01/01/54 38
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 264
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,329
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 24
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 101
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,191
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 601
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,014
Estrella Mountain Ranch Community Facilities District Special Assessment 20 3.500 07/01/29 19
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 98
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 716
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,278
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 1,650 5.000 07/01/46 1,614
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 541
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 271
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 105
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 420
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 109
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 3.500 07/01/44 182
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 297
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 175 4.000 10/15/47 155
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 48
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 83
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 103
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.250 07/01/53 209
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 47
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 325 6.375 10/01/54 327
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 81
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 210
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 245
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 24
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 47
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 5.000 06/15/54 98
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/15/59 123
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 175 5.000 06/15/64 173
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 78
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 96
29,684

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds 810 5.000 02/01/34 836
Arkansas Development Finance Authority Revenue Bonds 800 5.000 02/01/36 819
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 279
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 128
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 618
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,576
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,362
Arkansas Development Finance Authority Revenue Bonds 130 5.700 05/01/53 135
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,726
11,479
California - 7.7%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 103
Alameda Corridor Transportation Authority Revenue Bonds 150
Zero
coupon 10/01/47 87
Alameda Corridor Transportation Authority Revenue Bonds 150
Zero
coupon 10/01/48 86
Alameda Corridor Transportation Authority Revenue Bonds 800
Zero
coupon 10/01/49 456
Alameda Corridor Transportation Authority Revenue Bonds 125
Zero
coupon 10/01/50 73
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275
Zero
coupon 10/01/51 153
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 714
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 488
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds 625 5.250 07/01/54 665
California Community Choice Financing Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.450%)(ae)(Ê) 180 3.960 02/01/52 169
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,195
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 481
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 158
California Community Housing Agency Revenue Bonds (Þ) 5,095 4.000 02/01/56 4,203
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 117
California County Tobacco Securitization Agency Revenue Bonds 10,020 4.904 06/01/55 2,028
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 627
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 953
California Enterprise Development Authority Revenue Bonds (Þ) 250 5.000 06/01/64 254
California Health Facilities Financing Authority Revenue Bonds (Þ) 100 3.125 05/15/29 96
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,030
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,929
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 3,047
California Health Facilities Financing Authority Revenue Bonds 550 4.000 04/01/49 526
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 220
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 785 4.125 01/01/35 750
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê)
(Þ) 1,800 8.000 01/01/50 1,854
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 660
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,809
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 105
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 234
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 258
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,513

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
440 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,140
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,003
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,006
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,706
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,724
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,784
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 58
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,702
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 758
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 85
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 244
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 60
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 90
California Municipal Finance Authority Revenue Bonds 400 5.000 12/01/54 423
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 42
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 273
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/64 125
California Municipal Finance Authority Special Tax 200 5.500 09/01/48 216
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 258
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 592
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 996
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 270
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 536
California Pollution Control Financing Authority Revenue Bonds (Æ)(Ø)(Š)(Þ) 1,490 7.500 12/01/40 179
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,634
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 631
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,006
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 446
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,019
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 53
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 502
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 945
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 131
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 391
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 70
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 1,015
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 245
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 251
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 171
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 814
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 252
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 567
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 150
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 54
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 92
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 311
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 251

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 183
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 399
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 524
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 255
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/64 251
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 465
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 203
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 506
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 205
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 404
California Statewide Communities Development Authority Revenue Bonds 1,450 5.250 12/01/44 1,450
California Statewide Communities Development Authority Revenue Bonds (Þ) 8,100 5.000 12/01/46 8,167
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,243
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 278
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 252
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 96
California Statewide Communities Development Authority Revenue Bonds (Þ) 225 5.250 07/01/52 226
California Statewide Communities Development Authority Revenue Bonds 1,445 5.500 12/01/54 1,445
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 945
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,030
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 74
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 46
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 400
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 597
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,205
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 267
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 516
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,864
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 568
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 66
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 64
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 88
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 287
City of Dublin Special Tax 100 5.375 09/01/51 105
City of Irvine Special Tax (µ) 100 5.000 09/01/51 102
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 225
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,186
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 49
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,572
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,593
City of Oroville Revenue Bonds 100 5.250 04/01/34 72
City of Oroville Revenue Bonds 185 5.250 04/01/39 132
City of Oroville Revenue Bonds 1,435 5.250 04/01/49 1,011
City of Oroville Revenue Bonds 1,050 5.250 04/01/54 750
City of Palm Desert Special Tax 100 3.000 09/01/31 91
City of Palm Desert Special Tax 100 4.000 09/01/51 84
City of Roseville Special Tax 25 4.000 09/01/40 24

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
442 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Roseville Special Tax 50 4.000 09/01/45 47
City of Roseville Special Tax 1,550 4.000 09/01/50 1,332
City of Roseville Special Tax 150 5.250 09/01/53 151
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 205
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 242
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,107
County of El Dorado Special Tax 80 5.000 09/01/49 79
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 232
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 737
County of San Diego Special Tax 40 3.000 09/01/50 29
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 427
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 991
CSCDA Community Improvement Authority Revenue Bonds (Þ) 775 3.000 12/01/56 524
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 718
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 71
Dublin Community Facilities District No 2015-1 Special Tax 100 5.000 09/01/37 102
Dublin Community Facilities District No 2015-1 Special Tax 340 5.000 09/01/47 343
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 152
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 4,076
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,348
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,262
Golden State Tobacco Securitization Corp. Revenue Bonds 1,075 3.850 06/01/50 1,008
Golden State Tobacco Securitization Corp. Revenue Bonds 2,365 5.000 06/01/51 2,487
Golden State Tobacco Securitization Corp. Revenue Bonds 55,700
Zero
coupon 06/01/66 6,004
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 5,500 5.000 07/01/45 5,241
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 901
Inland Empire Tobacco Securitization Authority Revenue Bonds 70 3.678 06/01/38 65
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,250
Zero
coupon 06/01/36 1,041
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 221
Irvine Unified School District Special Tax 570 5.000 03/01/57 581
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,014
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 780
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,418
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 425
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month LIBOR +
0.720%)(Ê) 785 3.973 07/01/27 781
Orange County Community Facilities District Special Tax 115 5.500 08/15/53 123
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 482
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 234
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 327
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,881
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 150
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 301
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 125
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 165 4.086 06/01/34 153
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,757

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,661
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,221
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 68
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 90
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 87
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 85
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 284
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 339
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,004
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 247
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 903
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,062
State of California General Obligation Unlimited 230 4.000 04/01/49 226
Tobacco Securitization Authority of Southern California Revenue Bonds 400 5.000 06/01/48 409
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 104
University of California Revenue Bonds 450 3.000 05/15/51 356
William S Hart Union High School District Special Tax 25 5.000 09/01/47 25
159,836
Colorado - 3.7%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 647
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 481
Arista Metropolitan District General Obligation Limited (~)(Ê) 500 8.250 12/15/39 516
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 480
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (Þ) 500 4.875 12/01/51 403
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited 500 5.750 12/01/51 462
Baseline Metropolitan District No. 1 General Obligation Unlimited (~)(Ê) 500 6.750 12/15/54 502
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 481
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 493
BNC Metropolitan District No. 1 General Obligation Limited 822 7.375 12/15/47 800
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,232
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 484
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,638
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 506
Canyons Metropolitan District No. 5 General Obligation Limited (~)(Ê) 500 6.500 12/01/54 515
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 435
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 417
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 506
Citadel on Colfax Business Improvement District Revenue Bonds 350 5.350 12/01/50 339
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 346
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,616
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 516
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 500
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 22
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,461
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 144

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
444 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,847
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 404
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 318
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 174
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 212
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 325
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 412
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 1,140
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 99
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 176
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 519
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 816
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 390
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 45
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,108
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 199
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 103
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,127
Colorado Health Facilities Authority Revenue Bonds 400 5.250 12/01/54 428
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,440
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 100
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 818
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,773
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 380
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,680
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 699
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 492
Copperleaf Metropolitan District No. 9 General Obligation Limited 500 4.875 12/01/51 408
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 501
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 469
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 477
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 802
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 250
Crowfoot Valley Ranch Metropolitan District No. 2 General Obligation Limited 500 6.125 12/15/54 500
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 384
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 25
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 160
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 110
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 304
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 192
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 191
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 93
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 46
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,502
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 261
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 305
Denver Urban Renewal Authority Tax Allocation (Þ) 545 5.250 12/01/39 551

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dinosaur Ridge Metropolitan District Revenue Bonds 500 5.000 06/01/49 491
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,282
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 509
Glen Metropolitan District No. 3 General Obligation Limited 500 4.250 12/01/51 421
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 480
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 234
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 431
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,217
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 437
Johnstown Plaza Metropolitan District General Obligation Limited 2,312 4.250 12/01/46 2,069
Jones District Community Authority Board Revenue Bonds 500
Zero
coupon 12/01/50 479
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 1,013
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 504
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 404
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 511
Mineral Business Improvement District General Obligation limited (Þ) 150 5.750 12/01/54 151
Mineral Business Improvement District General Obligation limited (~)(Ê)(Þ) 100 8.500 12/15/54 100
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 708
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 496
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 801
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 484
Newlin Crossing Metropolitan District General Obligation Limited (Þ) 500 5.375 12/01/54 502
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 481
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,005
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 501
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 9
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 28
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 491
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 468
Parkdale Community Authority Revenue Bonds (Þ) 500 7.750 12/01/53 402
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 439
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 529
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 501
Prairie Center Metropolitan District No. 7 General Obligation Limited 1,425 4.875 12/15/44 1,250
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 453
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 89
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 237
RRC Metropolitan District No. 2 Revenue General Obligation Limited 500 5.250 12/01/51 438
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 479
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 558
Sky Dance Metropolitan District No. 2 General Obligation Limited 500 6.000 12/01/54 503
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 726
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,003
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 982
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 499

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
446 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 103
Sterling Ranch Community Authority Board Special Assessment 500 5.625 12/01/43 508
Sunset Parks Metropolitan District General Obligation Limited (Þ) 500 5.125 12/01/54 500
Takoda Metropolitan District General Obligation Limited 500 6.000 12/01/50 523
Trails at Crowfoot Metropolitan District No. 3 (~)(Ê) 500 6.875 12/15/52 488
Trevenna Metropolitan District General Obligation Limited 500 5.750 12/01/54 503
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,364 5.625 12/01/48 1,374
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 465
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 527
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 461
Westview South Community Development District Special Assessment 105 5.375 05/01/43 106
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 436
76,521
Connecticut - 0.9%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 107
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,163
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 412
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 721
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,001
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 971
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 657
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 986
Connecticut State Health & Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 131
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 1,050
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 195
Connecticut State Health & Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 409
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 189
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 241
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 343
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,070 7.000 02/01/45 2,067
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 474
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 220
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 128
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,602
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 104
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,774
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 200 6.000 04/01/52 209
Town of Hamden Revenue Bonds 750 7.000 01/01/53 808
17,962
Delaware - 0.0%
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 45
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 102
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 60
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 59
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 320
Town of Bridgeville Special Tax 305 4.000 07/01/35 294
880
District of Columbia - 1.2%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,460
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,012
District of Columbia Revenue Bonds 750 5.000 07/01/37 751
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 1,031
District of Columbia Revenue Bonds 575 5.250 05/01/48 625
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 1,002
District of Columbia Tax Allocation (Þ) 325
Zero
coupon 06/01/49 185
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 11,835 7.666 06/15/46 2,999
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,023
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,453
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 10,620 4.000 10/01/49 9,827
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 965
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 90
24,423
Florida - 10.6%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 115
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,315
Anthem Park Community Development District Special Assessment 120 4.750 05/01/36 120
Antillia Community Development District Special Assessment 100 5.600 05/01/44 103
Antillia Community Development District Special Assessment 100 5.875 05/01/54 102
Arbors Community Development District Special Assessment 200 5.625 05/01/53 201
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment 160 4.000 11/01/50 128
Artisan Lakes East Community Development District Special Assessment 135 2.300 05/01/26 133
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 234
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 762
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 377
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,123
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 39
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 20
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 157
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 101
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,389
Avelar Creek Community Development District Special Assessment 90 4.000 05/01/36 89
Avenir Community Development District Special Assessment 150 5.250 05/01/29 149
Avenir Community Development District Special Assessment (Þ) 375 5.000 05/01/41 370
Avenir Community Development District Special Assessment 120 5.375 05/01/43 124
Avenir Community Development District Special Assessment 360 3.400 05/01/52 267
Avenir Community Development District Special Assessment 405 5.625 05/01/54 416
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 94
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 89
Babcock Ranch Community Independent Special District Special Assessment 100 5.000 11/01/31 100
Babcock Ranch Community Independent Special District Special Assessment (Þ) 1,060 5.000 11/01/39 1,054
Babcock Ranch Community Independent Special District Special Assessment 1,250 3.200 05/01/41 985
Babcock Ranch Community Independent Special District Special Assessment 500 5.000 05/01/42 491
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 95
Bartram Park Community Development District Special Assessment 390 4.250 05/01/29 391
Bartram Park Community Development District Special Assessment 480 4.500 05/01/35 481

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
448 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 83
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 176
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 93
Berry Bay Community Development District Special Assessment 105 2.625 05/01/26 103
Berry Bay Community Development District Special Assessment 75 5.000 05/01/44 73
Berry Bay Community Development District Special Assessment 150 5.750 05/01/53 152
Berry Bay Community Development District Special Assessment 75 5.350 05/01/54 73
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 103
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 21
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 40
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 92
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,454
Bonterra Community Development District Special Assessment 580 5.000 05/01/47 553
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 25
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 204
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 255
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 64
Brightwater Community Development District Special Assessment 235 3.150 05/01/41 184
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 252
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 105
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 104
Buckhead Trails Community Development District Special Assessment 125 5.875 05/01/54 122
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 100
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 100
Caldera Community Development District Special Assessment 1,000 5.200 05/01/54 969
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 89
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 121
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 990
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,970
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 310
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 301
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 428
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,037
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 81
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 403
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 6.500 06/15/54 103
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 79
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 104
Capital Trust Agency, Inc. Revenue Bonds (Þ) 5,405 5.250 12/01/58 5,416
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 317
Capital Trust Authority Revenue Bonds (Þ) 900 12.000 10/03/29 900
Capital Trust Authority Revenue Bonds 100 5.000 06/15/44 99
Capital Trust Authority Revenue Bonds 100 5.125 06/15/59 96
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 94
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 97
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 547
Caymas Community Development District Special Assessment 100 5.625 05/01/54 101
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 233

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 99
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 102
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 893
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 509
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,421
CFM Community Development District Special Assessment 490 4.000 05/01/51 390
Chapel Creek Community Development District Special Assessment (Þ) 30 3.375 05/01/41 24
Chapel Creek Community Development District Special Assessment (Þ) 50 4.000 05/01/52 39
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 79
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 210 5.500 10/01/36 212
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 344
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,500 4.000 10/01/51 2,076
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,000
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 978
City of Palmetto Revenue Bonds 75 5.250 06/01/52 76
City of Palmetto Revenue Bonds 150 5.375 06/01/57 153
City of Palmetto Revenue Bonds 125 5.625 06/01/62 129
City of Tampa Revenue Bonds 960 5.000 04/01/45 965
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,522
Coddington Community Development District Special Assessment 100 5.750 05/01/52 102
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,467
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 903
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 266
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 257
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 96
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 196
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 154
Copes Landing Community Development District Special Assessment 100 5.450 05/01/54 97
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 50
Coral Keys Homes Community Development District Special Assessment 90 4.000 05/01/40 82
Cordova Palms Community Development District Special Assessment 1,015 5.400 05/01/42 1,047
Cordova Palms Community Development District Special Assessment 1,555 4.000 05/01/52 1,229
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 145
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 51
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 99
Coronado Community Development District Special Assessment 25 4.000 05/01/31 24
Coronado Community Development District Special Assessment 44 4.250 05/01/38 41
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 50
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 346
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 130
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 186
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,133
County of Lake Revenue Bonds 500 5.750 08/15/50 503
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,820
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,226
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,258
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,382
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,393

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
450 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Creekview Community Development District Special Assessment (Þ) 200 5.375 05/01/44 193
Creekview Community Development District Special Assessment (Þ) 300 5.625 05/01/55 284
Cresswind Lake Harris Community Development District Special Assessment 1,000 5.300 05/01/55 963
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 172
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 118
Crossings Community Development District Special Assessment 175 5.125 05/01/52 166
Crossings Community Development District Special Assessment 100 5.600 05/01/54 100
Crosswinds East Community Development District Special Assessment 100 5.450 05/01/54 98
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 100
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 100
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 84
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 81
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 100
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 144
Deer Run Community Development District Special Assessment 175 5.400 05/01/39 184
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 207
Deerbrook Community Development District Revenue Bonds 100 5.500 05/01/53 100
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 337
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 74
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 118
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 61
Eagle Hammock Community Development District Special Assessment 195 5.375 05/01/52 192
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 69
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 187
East 547 Community Development District Revenue Bonds 100 6.500 05/01/54 107
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 624
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,043
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 43
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 163
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 64
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 134
Edgewater West Community Development District Special Assessment 250 5.500 05/01/54 237
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 640
Enclave at Black Point Marina Community Development District Special Assessment 135 3.250 05/01/25 134
Enclave at Black Point Marina Community Development District Special Assessment 140 3.500 05/01/26 138
Enclave at Black Point Marina Community Development District Special Assessment 790 3.750 05/01/31 758
Enclave at Black Point Marina Community Development District Special Assessment 1,170 4.000 05/01/37 1,093
Entrada Community Development District Special Assessment 100 5.800 05/01/53 102
Epperson North Community Development District Special Assessment 50 5.300 05/01/44 49
Epperson North Community Development District Special Assessment 75 5.600 05/01/55 73
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 517
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 189
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,750
Esplanade Lake Club Community Development District Special Assessment 140 4.125 11/01/50 114
Everlands Community Development District Special Assessment (Þ) 100 5.200 06/15/44 100
Everlands Community Development District Special Assessment (Þ) 100 5.500 06/15/54 100
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 50
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 81
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 450
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 57
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 9,475 12.000 07/15/32 9,922
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 84
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 914
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 73
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,154
Florida Development Finance Corp. Revenue Bonds 2,000 5.250 07/01/47 2,032
Florida Development Finance Corp. Revenue Bonds (µ) 550 5.250 07/01/47 581
Florida Development Finance Corp. Revenue Bonds 225 5.000 06/01/50 196
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 212
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 106
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 06/01/51 145
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 415
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,459
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 361
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 246
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 339
Florida Development Finance Corp. Revenue Bonds (µ) 1,000 5.250 07/01/53 1,038
Florida Development Finance Corp. Revenue Bonds 2,700 5.500 07/01/53 2,785
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 254
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 146
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 119
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 203
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 135
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 284
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 173
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,000 8.250 07/01/57 3,058
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 223
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 177
Florida Higher Educational Facilities Financial Authority Revenue Bonds 100 5.000 03/01/39 78
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 253
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,290
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 351
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 314
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 270
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 100
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 99
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 64
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 62
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 79
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 751
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 95
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 267
Hammock Oaks Community Development District Special Assessment 125 6.150 05/01/54 128
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 47
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 135

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
452 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 91
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 93
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 83
Harmony on Lake Eloise Community Development District Special Assessment 100 5.375 05/01/53 98
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,159
Hawks Point Community Development District Special Assessment 185 4.250 05/01/35 184
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 88
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 152
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 79
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 130
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 109
Heights Community Development District County of Hillsborough Tax Allocation 150 5.000 01/01/38 150
Heights Community Development District County of Hillsborough Tax Allocation 300 5.000 01/01/50 290
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 83
Highlands Community Development District Special Assessment 200 4.250 05/01/36 190
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 419
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 100
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 21
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hills Minneola Community Development District Special Assessment (Þ) 160 4.000 05/01/40 146
Hills Minneola Community Development District Special Assessment 50 5.550 05/01/44 51
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 193
Hills Minneola Community Development District Special Assessment 100 5.875 05/01/54 102
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,567
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,952
Hobe-St Lucie Conservancy District Special Assessment 100 5.600 05/01/44 103
Hobe-St Lucie Conservancy District Special Assessment 250 5.875 05/01/55 256
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 136
Island Lakes Estate Special Assessment 150 6.000 12/15/53 155
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 150
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 176
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 78
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 247
Kelly Park Community Development District Special Assessment 100 6.250 11/01/53 107
Kindred Community Development District II Special Assessment 100 5.650 05/01/43 103
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 80
Kindred Community Development District II Special Assessment 100 5.875 05/01/54 102
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 75
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 48
Knightsbridge Community Development District Revenue Bonds (Þ) 1,000 5.500 06/15/54 995
Lake Deer Community Development District Special Assessment 145 5.625 05/01/53 149
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 50
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 100
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 85
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 652
Lakeside Preserve Community Development District Special Assessment 30 5.250 05/01/30 31
Lakeside Preserve Community Development District Special Assessment 70 6.000 05/01/43 74
Lakeside Preserve Community Development District Special Assessment 115 6.375 05/01/54 122

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 102
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 910
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 100
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 100
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 151
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 315
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 97
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 225
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 241
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 82
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 663
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 101
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 336
Lakewood Ranch Stewardship District Special Assessment 100 5.500 05/01/55 100
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 96
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 91
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 35
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 103
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 100
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 49
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 252
Lee County Industrial Development Authority Revenue Bonds 300 5.250 11/15/54 314
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 700
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 177
Longleaf Community Development District Special Assessment 100 5.450 05/01/55 97
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 162
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 104
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 1,023
LTC Ranch West Residential Community Development District Special Assessment 85 3.250 05/01/31 78
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 41
LTC Ranch West Residential Community Development District Special Assessment 100 5.650 05/01/54 101
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 50
LTC Ranch West Residential Community Development District Special Assessment 100 6.050 05/01/54 104
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 93
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 90
Mandarin Grove Community Development District Special Assessment (Þ) 110 6.625 05/01/53 126
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 52
Marion Ranch Community Development District Special Assessment 140 5.950 05/01/54 144
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 201
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 244
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 522
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 114
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 642
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 75
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 95
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 101
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,586

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
454 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,751
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 937
Miami World Center Community Development District Special Assessment 510 5.125 11/01/39 511
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,123
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 129
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 187
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,008
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 125 5.625 05/01/44 129
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 103
Mirada II Community Development District Special Assessment 1,615 4.000 05/01/51 1,286
Mirada II Community Development District Special Assessment 200 5.750 05/01/53 207
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 183
Normandy Community Development District Revenue Bonds (Þ) 150 5.300 05/01/44 145
Normandy Community Development District Revenue Bonds (Þ) 200 5.550 05/01/54 192
North AR-1 Pasco Community Development District Special Assessment 750 5.750 05/01/43 778
North AR-1 Pasco Community Development District Special Assessment 75 5.750 05/01/44 78
North AR-1 Pasco Community Development District Special Assessment 200 6.000 05/01/54 205
North Loop Community Development District Special Assessment 150 6.625 05/01/54 162
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 80
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 119
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 144
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 190
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 906
Ocala Preserve Community Development District Special Assessment 100 5.700 05/01/43 104
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 103
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 137
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 100
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 203
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 98
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,246
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 89
Paddocks Community Development District Special Assessment (Þ) 140 5.450 05/01/55 136
Palermo Community Development District Special Assessment 100 5.000 06/15/43 98
Palermo Community Development District Special Assessment 125 5.250 06/15/53 120
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 761
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 168
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 206
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 252
Palm Beach County Health Facilities Authority Revenue Bonds 125 7.625 05/15/58 140
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 569
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 101
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 948
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 101
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 348
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 181
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 116

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 239
Parker Pointe Community Development District Special Assessment 1,000 5.750 05/01/54 1,016
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 495
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 337
Parkway Center Community Development District Special Assessment 130 4.375 05/01/31 131
Parkway Center Community Development District Special Assessment 175 4.700 05/01/49 176
Parrish Lakes Community Development District Special Assessment 125 5.125 05/01/43 122
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 51
Parrish Lakes Community Development District Special Assessment 100 5.500 05/01/44 102
Parrish Lakes Community Development District Special Assessment 150 5.400 05/01/53 145
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 151
Parrish Lakes Community Development District Special Assessment 200 5.800 05/01/54 203
Parrish Lakes II Community Development District Special Assessment 250 5.125 05/01/44 243
Parrish Lakes II Community Development District Special Assessment 450 5.450 05/01/54 434
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 104
Paseo Community Development District Capital Improvements Special Assessment 195 4.375 05/01/36 198
Peace Creek Community Development Special Assessment 100 5.125 06/15/43 99
Peace Creek Community Development Special Assessment 180 5.375 06/15/53 176
Peace Crossing Community Development District Special Assessment 225 5.700 05/01/44 222
Peace Crossing Community Development District Special Assessment 325 6.000 05/01/54 313
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 665 4.125 12/15/28 665
Pinellas County Industrial Development Authority Revenue Bonds 1,270 5.000 07/01/29 1,287
Pioneer Ranch Community Development District Special Assessment (Þ) 100 5.000 05/01/44 96
Pioneer Ranch Community Development District Special Assessment (Þ) 100 5.300 05/01/55 96
Portico Community Development District Special Assessment 25 3.625 05/01/40 21
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 540
Preserve at South Branch Community Development District Special Assessment 100 4.000 11/01/39 89
Prosperity Lakes Community Development District Revenue Bonds 100 6.125 12/15/53 104
Randal Park Community Development District Special Assessment (Þ) 540 5.050 05/01/39 540
Randal Park Community Development District Special Assessment (Þ) 895 5.200 05/01/49 869
Regal Village Community Development District Revenue Bonds 150 5.500 05/01/54 149
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 755
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,565
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 28
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 76
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 50
River Glen Community Development District Special Assessment 600 4.000 05/01/51 478
River Hall Community Development District Special Assessment 150 6.500 05/01/54 161
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 102
Rivington Community Development District Special Assessment 300 4.000 05/01/52 237
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 750
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 102
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 201
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 163
Rookery Community Development District Special Assessment 125 5.350 05/01/55 121
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 805
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
456 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rye Crossing Community Development District Special Assessment (Þ) 60 6.000 11/01/53 62
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 216
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 798
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 309
Saltmeadows Community Development District General Obligation Unlimited 125 5.500 05/01/53 125
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 52
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 40
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 103
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 375
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 247
Sarasota National Community Development District Special Assessment 200 4.125 05/01/41 183
Savanna Lakes Community Development District Special Assessment 50 5.500 06/15/54 50
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 207
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 143
Scenic Terrace North Community Development District Special Assessment 175 5.875 05/01/43 183
Scenic Terrace North Community Development District Special Assessment 200 6.125 05/01/54 208
Scenic Terrace South Community Development District Special Assessment 100 4.500 05/01/42 95
Scenic Terrace South Community Development District Special Assessment 225 4.625 05/01/53 205
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 111
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 100
Sebastian Isles Community Development District Special Assessment 100 5.300 05/01/54 97
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 274
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 81
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 99
Seminole Palms Community Development District Special Assessment 100 5.700 05/01/53 101
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 102
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 177
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 77
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 195
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 136
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 443
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 100
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 290
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 608
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 62
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 38
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 126
Six Mile Creek Community Development District Special Assessment 100 5.375 05/01/55 95
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 158
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 248
Somerset Bay Community Development District Special Assessment (Þ) 100 5.900 05/01/54 102
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 923
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,332
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 200
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 92
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 515
Southern Groves Community Development District No. 5 Special Assessment 2,030 4.000 05/01/48 1,658

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southshore Bay Community Development District Revenue Bonds 100 5.625 05/01/54 101
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 50
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 100
St. Augustine Lakes Community Development District Special Assessment 1,000 5.500 06/15/53 997
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 460
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 20
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 156
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 321
Stellar North Community Development District Special Assessment 825 3.200 05/01/41 650
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 208
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 114
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 189
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 134
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,125 3.750 12/15/50 859
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 100
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 50
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 74
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 519
Stuart Crossing Community Development District Revenue Bonds (Þ) 100 5.500 05/01/54 100
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12
Summer Woods Community Development District Special Assessment 285 4.000 05/01/52 225
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 202
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 94
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 40
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 96
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 390
Terreno Community Development District Special Assessment 100 5.250 05/01/53 96
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 946
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 203
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 1,036
Tohoqua Community Development District Special Assessment 100 3.600 05/01/41 83
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 191
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 100
Toscana Isles Community Development District Special Assessment 215 5.375 11/01/39 219
Toscana Isles Community Development District Special Assessment 245 5.500 11/01/49 246
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 96
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 92
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 53
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 106
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 77
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 79
Triple Creek Community Development District Special Assessment 25 5.250 11/01/27 25
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 84
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 269
TSR Community Development District Special Assessment 200 5.000 11/01/39 199

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
458 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
TSR Community Development District Special Assessment 200 4.750 11/01/47 191
TSR Community Development District Special Assessment 485 5.125 11/01/49 465
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 277
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 79
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 78
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 52
Twisted Oaks Pointe Community Development District Special Assessment 125 6.000 05/01/55 129
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 98
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 95
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 129
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 190
Two Lakes Community Development District Special Assessment 175 5.000 05/01/55 179
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 287
Two Rivers North Community Development District Special Assessment 150 5.250 05/01/52 150
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 161
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 321
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 151
Two Rivers West Community Development District Special Assessment (Þ) 125 5.875 05/01/54 128
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 505
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 123
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 468
V-Dana Community Development District Special Assessment 100 5.250 05/01/43 102
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 84
V-Dana Community Development District Special Assessment 200 5.500 05/01/54 204
Ventana Community Development District Special Assessment (Þ) 790 5.000 05/01/38 790
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 481
Veranda Community Development District II Special Assessment 205 5.000 11/01/39 204
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 50
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 158
Veranda Community Development District II Special Assessment 120 5.375 05/01/44 121
Veranda Community Development District II Special Assessment 285 5.125 11/01/49 273
Veranda Community Development District II Special Assessment (Þ) 50 4.000 05/01/51 40
Veranda Community Development District II Special Assessment 300 5.375 05/01/54 293
Veranda Community Development District II Special Assessment 25 5.625 05/01/54 25
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 100
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 191
Verano No. 1 Community Development District Special Assessment 60 4.750 11/01/25 60
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 96
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 252
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 95
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 242
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 48
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 513
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 76
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 76
Vida's Way Community Development District Special Assessment 100 4.875 05/01/44 95
Vida's Way Community Development District Special Assessment 150 5.200 05/01/54 143
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 41

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Viera Stewardship District Special Assessment 100 5.300 05/01/43 101
Viera Stewardship District Special Assessment 250 5.500 05/01/54 249
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 209
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 451
Village Community Development District No. 13 Special Assessment 320 3.250 05/01/52 244
Village Community Development District No. 14 Special Assessment 975 5.500 05/01/53 999
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 207
Village Community Development District No. 15 Special Assessment (Þ) 400 5.250 05/01/54 413
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 102
Villamar Community Development District Special Assessment 905 4.625 05/01/39 890
Villamar Community Development District Special Assessment 495 4.000 11/01/51 411
Villamar Community Development District Special Assessment 500 4.125 05/01/52 422
Villamar Community Development District Special Assessment 1,295 5.750 05/01/53 1,315
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 89
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 239
Waterford Community Development District Special Assessment 40 5.375 05/01/43 40
Waterford Community Development District Special Assessment 60 5.600 05/01/53 60
Waterford Community Development District Special Assessment 75 5.450 05/01/54 71
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 145
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 150
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 254
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 151
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 146
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 124
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 122
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 63
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 100
West Port Community Development District Special Assessment 90 3.400 05/01/41 75
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,414
West Port Community Development District Special Assessment 50 5.250 05/01/52 50
West Villages Improvement District Revenue Bonds 100 5.375 05/01/43 101
West Villages Improvement District Revenue Bonds 200 5.625 05/01/53 201
West Villages Improvement District Special Assessment 135 4.750 05/01/39 134
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,589
West Villages Improvement District Special Assessment 50 5.375 05/01/42 51
West Villages Improvement District Special Assessment 210 5.000 05/01/50 206
West Villages Improvement District Special Assessment 150 5.500 05/01/53 150
West Villages Improvement District Special Assessment 100 5.625 05/01/54 101
West Villages Improvement District Special Assessment 100 6.250 05/01/54 105
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 92
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 91
Westside Community Development District Special Assessment 815 4.000 05/01/50 624
Westside Haines City Community Development District Special Assessment 200 5.750 05/01/44 208
Westside Haines City Community Development District Special Assessment 200 6.000 05/01/54 207
Westview North Community Development District Special Assessment 100 6.000 06/15/52 103
Westview South Community Development District Special Assessment 100 5.375 05/01/43 101
Westview South Community Development District Special Assessment 280 5.600 05/01/53 282
Westview South Community Development District Special Assessment 150 5.625 05/01/53 151

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
460 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 507
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 100
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 100
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 115
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 216
Willowbrook Community Development District Special Assessment 100 5.900 05/01/55 103
Willows Community Development District Special Assessment 100 5.750 05/01/52 102
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 739
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 126
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 96
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 94
Winding Oaks Community Development District Special Assessment (Þ) 100 5.400 05/01/44 101
Winding Oaks Community Development District Special Assessment (Þ) 100 5.700 05/01/55 100
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 83
Windward Community Development District Special Assessment 80 4.400 11/01/35 80
Yarborough Lane Community Development District Special Assessment 1,625 5.600 05/01/55 1,631
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 42
Zephyr Lakes Community Development District Special Assessment 50 4.000 05/01/51 42
220,217
Georgia - 1.7%
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,200
Zero
coupon 12/15/48 2,728
Atlanta Development Authority (The) Tax Allocation (Þ) 1,125 5.500 04/01/39 1,145
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,611
City of Rockdale Special Assessment (Þ) 400 7.500 09/15/54 422
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 138
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,248
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 844
Development Authority of Burke County (The) Revenue Bonds 1,000 4.125 11/01/45 931
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,455
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 50
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 51
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 3.625 01/01/31 56
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 160
George L Smith II Congress Center Authority Revenue Bonds 3,920 4.000 01/01/54 3,479
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,573
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 920
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 45
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 79
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 358
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,097
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 154
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,470
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 3,043
Municipal Electric Authority of Georgia Revenue Bonds 2,000 4.000 01/01/49 1,865
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,417
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,020
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,025

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Electric Authority of Georgia Revenue Bonds 1,500 4.000 01/01/59 1,371
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,012
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 226
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 175
35,168
Guam - 0.5%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 95
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 633
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 104
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 105
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 107
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 106
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,773
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,335
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 746
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 548
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,622
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 1,025
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 202
Territory of Guam Revenue Bonds 500 5.000 12/01/31 508
Territory of Guam Revenue Bonds 500 5.000 11/01/35 523
10,432
Hawaii - 0.6%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,266
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,028
State of Hawaii Department of Budget & Finance Revenue Bonds 1,670 3.100 05/01/26 1,607
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 3,940 6.000 07/01/28 4,079
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,720 5.000 01/01/30 1,707
State of Hawaii Department of Budget & Finance Revenue Bonds 1,150 4.000 03/01/37 1,032
State of Hawaii Department of Budget & Finance Revenue Bonds 1,360 3.200 07/01/39 1,108
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 250 5.000 07/01/39 249
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 250 5.125 07/01/43 247
State of Hawaii Department of Budget & Finance Revenue Bonds 105 3.500 10/01/49 79
12,402
Idaho - 0.1%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 198 5.875 09/01/53 207
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 389
Idaho Housing & Finance Association Revenue Bonds 2,190 4.650 01/01/54 2,069
2,665
Illinois - 7.8%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,169
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,345
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 227
Chicago Board of Education General Obligation Unlimited (µ) 250
Zero
coupon 12/01/27 222
Chicago Board of Education General Obligation Unlimited (µ) 105
Zero
coupon 12/01/29 85
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,569
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 279

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
462 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 223
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 339
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,651
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,038
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 362
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 735
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 996
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,877
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,019
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,798
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,707
Chicago Board of Education General Obligation Unlimited 1,875 5.000 12/01/42 1,839
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,140
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 516
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 710
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,373
Chicago Board of Education General Obligation Unlimited 2,620 5.000 12/01/46 2,579
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,501
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,593
Chicago Board of Education General Obligation Unlimited 1,800 4.000 12/01/47 1,506
Chicago Board of Education General Obligation Unlimited 4,905 5.000 12/01/47 4,850
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 298
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 519
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,259
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,736
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,572
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 171
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 195
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,003
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 603
Chicago O'Hare International Airport Revenue Bonds 1,935 5.500 01/01/53 2,102
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,840
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Chicago Transit Authority Revenue Bonds 3,450 5.000 12/01/46 3,487
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 193
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 48
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,633
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 250
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,253
City of Chicago General Obligation Unlimited 290 5.250 01/01/28 291
City of Chicago General Obligation Unlimited (ae) 210 5.250 01/01/28 211
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 382
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 983
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 251
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 902
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,008

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,102
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,470
City of Chicago General Obligation Unlimited 6,225 5.500 01/01/49 6,390
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 445
Illinois Finance Authority Revenue Bonds 250 5.500 04/01/32 248
Illinois Finance Authority Revenue Bonds 965 5.000 05/15/33 865
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 410
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 683
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,003
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,882
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 622
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 491
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,918
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,005
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 95
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 100
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 262
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,513
Illinois Finance Authority Revenue Bonds (Þ) 3,025 6.125 04/01/49 2,998
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 238
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 2,050
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 45
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 92
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 267
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 204
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 528
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 874
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 44
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 437
Illinois Finance Authority Revenue Bonds (Þ) 1,975 6.125 04/01/58 1,916
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 538
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 992
Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 961
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 599
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 259
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 232
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 206
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 283
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,218
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 755
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 474
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,254
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 230
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 1,024
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,905
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,545

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
464 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds 400 5.000 06/15/53 421
Metropolitan Pier & Exposition Authority Revenue Bonds 2,370 5.047 12/15/54 589
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100 4.752 12/15/56 476
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,527
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 733
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,608
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,015
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,650
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,319
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 775
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 745
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,041
State of Illinois General Obligation Unlimited 400 5.250 02/01/29 401
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,002
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 794
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,687
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 266
State of Illinois General Obligation Unlimited 450 5.000 05/01/32 471
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,046
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 516
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,002
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 108
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,664
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,390
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 821
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,917
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 246
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 255
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 245
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,355
Town of Cortland Special Service Areas No. 9 Special Tax 100 5.800 03/01/37 88
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 302
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 189
Village of Bellwood Tax Allocation 225 5.000 12/01/50 225
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 979
162,606
Indiana - 0.8%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 847
City of Valparaiso Revenue Bonds (Þ) 400 5.000 01/01/54 405
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 976
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 230
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,253
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 384
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,170
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 89
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 83
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 201

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 49
Indiana Finance Authority Revenue Bonds 2,750 5.000 07/01/59 2,752
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 525
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 270
Terre Haute Sanitary District Revenue Bonds 4,000 5.250 09/28/28 4,003
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,666
Town of Upland Revenue Bonds 200 2.500 09/01/50 126
Town of Whiteland Tax Allocation (Þ) 125 6.125 03/01/49 126
17,155
Iowa - 0.8%
City of Coralville Revenue Bonds 1,720 5.000 05/01/42 1,743
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 892
Iowa Finance Authority Revenue Bonds 200 5.000 05/15/47 194
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 337
Iowa Finance Authority Revenue Bonds 1,700 5.000 12/01/50 1,917
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 227
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 93
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,944
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,528
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 103
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,115 4.000 06/01/49 3,806
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 3,100
Zero
coupon 06/01/65 480
State of Iowa Board of Regents Revenue Bonds 285 3.000 09/01/61 211
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,304
15,779
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 63
City of Manhattan Revenue Bonds 150 4.000 06/01/52 119
City of Prairie Village Tax Allocation 15 2.875 04/01/30 15
City of Prairie Village Tax Allocation 60 3.125 04/01/36 57
City of Topeka Revenue Bonds 180 6.500 12/01/52 186
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 75
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 74
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 145
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 52
Wyandotte County City Unified Government Revenue Bonds 865 5.000 09/01/27 865
Wyandotte County City Unified Government Revenue Bonds (Þ) 5,250
Zero
coupon 09/01/34 2,300
Wyandotte County City Unified Government Revenue Bonds 335 4.500 06/01/40 333
4,284
Kentucky - 0.8%
City of Ashland Revenue Bonds 750 4.000 02/01/38 713
City of Henderson Revenue Bonds (Þ) 350 4.450 01/01/42 346
City of Henderson Revenue Bonds (Þ) 1,050 4.700 01/01/52 1,014
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 353
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 257
County of Meade Revenue Bonds (~)(Ê) 8,400 3.350 08/01/61 8,400
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 148

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
466 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 98
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 93
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,507
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,755
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 04/01/54 621
16,305
Louisiana - 1.2%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 151
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 360
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 1,041
Juban Crossing Economic Development District Revenue Bonds (Þ) 600 7.000 09/15/44 604
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 90
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 77
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 746
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 169
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 209
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 400 7.375 06/01/54 412
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 400 7.500 06/01/59 415
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 611
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 457
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 303
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 287
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 196
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 103
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 165
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 104
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 153
Louisiana Public Facilities Authority Revenue Bonds (Þ) 500 6.625 06/15/62 514
Louisiana Public Facilities Authority Revenue Bonds 2,100 5.750 09/01/64 2,265
Louisiana Public Facilities Authority Revenue Bonds 9,720 5.000 09/01/66 9,937
New Orleans Aviation Board Revenue Bonds 1,780 5.000 01/01/40 1,747
New Orleans Aviation Board Revenue Bonds 1,000 5.000 01/01/45 1,000
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 109
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 135
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,010
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 1,025
Plaquemines Port Harbor & Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 554
25,050
Maine - 0.0%
Finance Authority of Maine Revenue Bonds (Þ) 925 8.000 12/01/51 334
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 506
Maine Health & Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 114
954
Maryland - 1.5%
Baltimore Convention Center Hotel Revenue Bonds 150 5.000 09/01/35 149
Baltimore Convention Center Hotel Revenue Bonds 735 5.000 09/01/42 704

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/45 141
Baltimore Research Park Project Revenue Bonds 865 4.000 01/01/50 778
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 86
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 80
City of Baltimore Revenue Bonds 100 5.000 09/01/28 101
City of Baltimore Revenue Bonds 300 5.000 09/01/38 301
City of Baltimore Revenue Bonds 180 5.000 09/01/39 176
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,013
City of Baltimore Revenue Bonds 130 5.000 06/01/51 125
City of Brunswick Special Tax 100 5.000 07/01/36 101
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 178
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 305
County of Frederick Educational Facilities Revenue Bonds (Þ) 3,705 5.000 09/01/45 3,429
County of Frederick Special Tax (Þ) 230 4.000 07/01/50 197
County of Frederick Tax Allocation (Þ) 2,045 4.625 07/01/43 1,973
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 343
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 319
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,005
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 73
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,593
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 94
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 231
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 5,200
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,039
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,620
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 126
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 550
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 330
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 47
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 601
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 25
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,254
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,003
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,375
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 93
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 101
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 101
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 287
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 224
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 158
31,629
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,507
Massachusetts Development Finance Agency Revenue Bonds 1,525 8.500 10/01/26 1,544
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,424
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,586
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,015

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
468 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 1,017
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 100
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 962
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,176
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 153
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,014
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 150
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/48 1,000
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 226
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 278
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 07/01/54 101
Massachusetts Educational Financing Authority Revenue Bonds 305 2.000 07/01/37 272
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,399
15,924
Michigan - 2.1%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,552
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 71
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 47
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,047
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 110
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 329
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 44
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,035
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 54
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 686
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 502
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 322
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 371
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 71
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 71
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 113
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 602
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 797
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 1,020
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 885
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 204
Grand Rapids Charter Township Revenue Bonds 375 5.000 05/15/44 362
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 96
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 98
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 300
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 90
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 22
Michigan Finance Authority Revenue Bonds 1,400 4.000 02/01/29 1,383
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,008
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,668
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 405
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 83

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 90
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 638
Michigan Finance Authority Revenue Bonds 1,375 5.000 10/01/44 1,364
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,244
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 22
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,464
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 84
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 21
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 297
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 83
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 222
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,530
Michigan Finance Authority Revenue Bonds 17,355 4.785 06/01/65 2,005
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 947
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 128
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 1,010
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 96
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 425
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,032
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 299
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,690 8.675 06/01/46 1,246
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 573
Michigan Tobacco Settlement Finance Authority Revenue Bonds 34,055
Zero
coupon 06/01/58 1,021
State of Michigan Trunk Line Revenue Bonds 3,500 5.500 11/15/49 3,932
Summit Academy North Revenue Bonds 825 2.250 11/01/26 796
Tipton Academy Revenue Bonds 315 4.000 06/01/51 224
Universal Academy Revenue Bonds 500 4.000 12/01/31 484
Universal Academy Revenue Bonds 65 4.000 12/01/40 59
42,838
Minnesota - 0.5%
City of Bethel Revenue Bonds 1,000 5.000 07/01/59 977
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 505
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 2,009
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,400
City of State Cloud Revenue Bonds 125 4.000 05/01/49 120
City of Woodbury Revenue Bonds 50 4.000 12/01/40 45
City of Woodbury Revenue Bonds 25 4.000 12/01/50 20
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 93
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 385
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 193
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,540
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,454
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 35
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 46
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 77
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 727
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 200 5.500 12/01/57 205

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
470 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 90
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 92
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 141
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 232
11,386
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê)(Þ) 830 6.000 10/15/30 788
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 906
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 912
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 793
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 827
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 163
4,389
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 199
Branson Industrial Development Authority Tax Allocation 90 5.500 06/01/29 90
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 77
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,650 4.000 03/01/41 1,586
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 138
Cape Girardeau County Industrial Development Authority Tax Allocation (Þ) 500 5.750 05/01/54 466
City of St. Louis Industrial Development Authority Revenue Bonds 585 4.875 06/15/34 590
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 202
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,296
City of St. Louis Industrial Development Authority Revenue Bonds 250 4.750 11/15/47 205
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.750 06/15/54 204
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,200 5.000 12/01/52 1,261
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 251
Joplin Industrial Development Authority Revenue Bonds 85 3.500 11/01/40 71
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 169
Kansas City Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/01/54 120
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,460
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 407
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 235
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 937
Missouri State Health & Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 158
Missouri State Health & Educational Facilities Authority Revenue Bonds 120 5.250 02/01/54 125
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 447
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 108
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 644
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 435
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 402
University City Industrial Development Authority Revenue Bonds 210 4.875 06/15/36 199
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 491
13,973
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 781
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,553
2,334

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,036
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 500 5.750 06/01/43 525
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 368
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 51
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 39
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 71
City of Sparks Special Improvement District No. 1 Special Assessment 500 5.125 06/01/54 500
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 45
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 40
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 25
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 52
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 160
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 251
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 24
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 67
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 48
Nevada Department of Business & Industry Revenue Bonds 1,100 5.000 07/15/37 1,101
State of Nevada Department of Business & Industry Revenue Bonds (~)(ae)(Ê) 300 8.125 01/01/50 309
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,046
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 168
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 176
6,141
New Hampshire - 0.9%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 400 2.950 04/01/29 374
New Hampshire Business Finance Authority Revenue Bonds 500 5.625 02/01/30 500
New Hampshire Business Finance Authority Revenue Bonds (Þ) 750 5.300 12/01/32 733
New Hampshire Business Finance Authority Revenue Bonds (Þ) 325 4.875 12/01/33 320
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,415 5.625 12/15/33 1,435
New Hampshire Business Finance Authority Revenue Bonds (Þ) 7,300 6.890 04/01/34 7,510
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,625 5.375 12/15/35 1,587
New Hampshire Business Finance Authority Revenue Bonds (Þ) 600 6.250 12/15/38 621
New Hampshire Business Finance Authority Revenue Bonds 994 4.250 07/20/41 972
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 151
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 535 3.750 07/01/45 450
New Hampshire Business Finance Authority Revenue Bonds 350 5.250 07/01/48 366
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 844
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 405
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 869
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 512
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 958
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 1,002
19,609
New Jersey - 3.4%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 501

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
472 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 450
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 270
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 544
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 769
New Jersey Economic Development Authority Revenue Bonds 2,785 5.250 09/15/29 2,786
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 501
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 502
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 522
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 559
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 204
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 653
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,217
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,217
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 95
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,010
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,132
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 142
New Jersey Educational Facilities Authority Revenue Bonds 410 5.000 07/01/46 359
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 398
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 300
New Jersey Health Care Facilities Financing Authority Revenue Bonds 435 4.125 07/01/54 417
New Jersey Health Care Facilities Financing Authority Revenue Bonds 650 5.250 07/01/54 708
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,304
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 501
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 476
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,941
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 390
New Jersey Transportation Trust Fund Authority Revenue Bonds 910 4.403 12/15/32 674
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 364
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 475
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 68
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 388
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975 5.130 12/15/35 1,945
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 360
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425 4.342 12/15/36 2,141
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255 4.668 12/15/36 2,035
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 482
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235 4.649 12/15/37 4,316
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,346
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 677
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 322
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,563
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,641
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 161
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 63
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,725
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 103
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,443

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 473
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,386
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,623
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 315
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 936
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,021
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,032
Tobacco Settlement Financing Corp. Revenue Bonds 4,115 5.000 06/01/46 4,124
Union County Improvement Authority Revenue Bonds (Þ) 100 6.000 12/01/25 94
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 742
70,433
New Mexico - 0.0%
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 1,000 4.250 05/01/40 915
New York - 8.3%
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 96
Albany Capital Resource Corp. Revenue Bonds 200 5.000 06/01/64 200
Brooklyn Arena Local Development Corp. Revenue Bonds 1,780 5.000 07/15/42 1,800
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 24
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 372
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 179
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 92
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 169
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 373
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 524
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 80
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 341
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 834
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 285
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 98
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 55
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 254
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 155
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 101
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 85
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 45
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 98
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 380
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 154
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 118
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 507
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 102
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,031
Dutchess County Local Development Corp. Revenue Bonds 1,000 5.000 07/01/45 1,016
Dutchess County Local Development Corp. Revenue Bonds 1,625 5.000 07/01/46 1,629
Dutchess County Local Development Corp. Revenue Bonds 1,500 5.000 07/01/51 1,507
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 208
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,939

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
474 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 483
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 504
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 674
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 591
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 880
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 152
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/27 36
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 320
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 20
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 370
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,510
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,455
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 513
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,570
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,368
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 190
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,943
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 823
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 300
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,175
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 748
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 599
New York City Industrial Development Revenue Bonds (µ) 1,665 3.000 01/01/46 1,310
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 94
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 1,032
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 601
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,900
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 764
New York Liberty Development Corp. Revenue Bonds (Þ) 12,615 5.000 11/15/44 12,555
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,602
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,908
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 898
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 392
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,112
New York State Dormitory Authority Revenue Bonds (µ) 520 3.000 09/01/50 397
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 411
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 525
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 886
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,910
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,386
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 916
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 492
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 261
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,441
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,095

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 475
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 398
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,762
New York Transportation Development Corp. Revenue Bonds 70 2.250 08/01/26 68
New York Transportation Development Corp. Revenue Bonds 720 5.000 08/01/26 720
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,920
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 494
New York Transportation Development Corp. Revenue Bonds 1,245 5.250 08/01/31 1,303
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,252
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/34 102
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/34 3,194
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,137
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 2,010
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 820
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,666
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,581
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 670
New York Transportation Development Corp. Revenue Bonds 875 5.000 10/01/40 903
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 75
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,651
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 373
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,751
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 895
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 742
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,440
New York Transportation Development Corp. Revenue Bonds 5,435 5.500 06/30/54 5,728
New York Transportation Development Corp. Revenue Bonds 225 6.000 06/30/54 242
New York Transportation Development Corp. Revenue Bonds 3,700 5.000 06/30/60 3,768
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.250 06/30/60 2,603
New York Transportation Development Corp. Revenue Bonds 4,050 5.375 06/30/60 4,182
New York Transportation Development Corp. Revenue Bonds 6,700 5.500 06/30/60 7,054
New York Transportation Development Corp. Revenue Bonds 7,000 5.500 12/31/60 7,401
Nuveen AMT-Free Municipal Credit Income Fund (~)(Ê) 10,800 3.430 03/01/29 10,800
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 89
Oneida County Local Development Corp. Revenue Bonds 375 4.000 07/01/39 320
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 180
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 49
Oneida Indian Nation of New York Revenue Bonds (Þ) 200 6.000 09/01/43 218
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 101
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 101
Orange County Funding Corp. Revenue Bonds 100 5.000 07/01/42 96
Port Authority of New York & New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,549
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 215
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,230
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,239
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,800
Triborough Bridge & Tunnel Authority Revenue Bonds 1,850 4.250 05/15/58 1,800
Westchester County Industrial Development Agency Revenue Bonds (Þ) 250 7.000 06/01/46 260
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
476 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 98
Westchester County Local Development Corp. Revenue Bonds 150 5.000 11/01/34 145
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 121
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,050
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 112
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 105
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 253
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 99
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 74
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 98
171,710
North Carolina - 0.7%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,075
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 273
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 326
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 506
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 1,049
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 2,014
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 98
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 22
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 991
North Carolina Medical Care Commission Revenue Bonds 1,100 5.000 09/01/49 1,122
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 270
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 346
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,636
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 582
North Carolina Medical Care Commission Revenue Bonds 1,335 5.000 09/01/54 1,339
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,104
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,004
14,757
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 501
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 149
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 1,049
City of Horace General Obligation Unlimited 250 4.850 08/01/26 251
City of Horace General Obligation Unlimited 150 5.000 05/01/50 151
County of Burleigh Revenue Bonds 395 5.200 04/15/46 372
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 996
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,387
5,856
Ohio - 4.3%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,032
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 447
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 169
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 221
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,561
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 32,555 5.000 06/01/55 29,359

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 477
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 28,915 6.259 06/01/57 2,667
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 99
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 139
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,246
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 903
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,582
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 78
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 153
Columbus-Franklin County Finance Authority Revenue Bonds 1,415 4.000 11/15/38 1,415
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 614
County of Darke Revenue Bonds 200 4.000 09/01/40 175
County of Darke Revenue Bonds 50 4.000 09/01/45 41
County of Darke Revenue Bonds 75 5.000 09/01/49 70
County of Franklin Revenue Bonds 400 5.250 07/01/41 421
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,130
County of Franklin Revenue Bonds 520 5.250 11/15/55 488
County of Lucas Hospital Revenue Bonds 4,325 5.250 11/15/48 4,343
County of Lucas Revenue Bonds 120 4.000 11/15/45 100
County of Muskingum Revenue Bonds 200 5.000 02/15/48 196
Cuyahoga County Hospital Revenue Bonds 170 5.000 05/15/32 169
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,017
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 221
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,152
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 390
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 999
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,315
Cuyahoga County Hospital Revenue Bonds 3,020 5.500 02/15/57 3,055
Dayton-Montgomery County Port Authority Revenue Bonds 930 5.000 12/01/44 956
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 1,019
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,076
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 20
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 22
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 99
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 227
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 264
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,465 4.500 01/15/48 3,278
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,349
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 2,024
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 1,004
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 213
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,537
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 299
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 290
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,248
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 366
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 120 4.250 12/01/50 108
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 178
Port of Greater Cincinnati Development Authority Tax Allocation 3,000 5.000 12/01/44 2,993

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
478 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Greater Cincinnati Development Authority Tax Allocation 250 5.125 12/01/55 250
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 107
State of Ohio Revenue Bonds 350 3.000 01/15/45 272
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,795
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 254
State of Ohio Revenue Bonds 25 4.000 01/15/50 23
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 925
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 92
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 944
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 44
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 130
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 1,078
88,451
Oklahoma - 0.4%
Oklahoma Capitol Improvement Authority Revenue Bonds (Þ) 100 6.000 06/15/44 100
Oklahoma Capitol Improvement Authority Revenue Bonds (Þ) 125 6.250 06/15/54 125
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 203
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 434
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,892
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 971
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,563
Tulsa Airports Improvement Trust Revenue Bonds 625 5.500 12/01/35 599
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 503
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 715 4.000 12/01/43 681
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,021
9,092
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 646
Astoria Hospital Facilities Authority Revenue Bonds 450 5.250 08/01/54 467
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 24
County of Yamhill Revenue Bonds 350 4.000 12/01/41 344
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,521
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 198
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 1,003
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,508
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 31
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 1,002
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 821
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,511
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 108
10,184
Pennsylvania - 4.8%
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,559
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 885
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,710
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 250
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 227
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 900 3.000 06/15/31 856

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 89
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 81
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 79
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,515 5.000 05/01/28 1,538
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 510
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,024
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,480
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 518
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 700 5.250 05/01/42 704
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 710 6.000 05/01/42 744
Berks County Municipal Authority (The) Revenue Bonds 195 6.000 06/30/34 211
Berks County Municipal Authority (The) Revenue Bonds 391 8.000 06/30/34 401
Berks County Municipal Authority (The) Revenue Bonds 2,582 5.000 06/30/39 2,548
Berks County Municipal Authority (The) Revenue Bonds 1,288
Zero
coupon 06/30/44 919
Berks County Municipal Authority (The) Revenue Bonds 1,175 5.000 10/01/49 1,034
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,657
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 576
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 2,105
Cheltenham Township Industrial Development Authority Revenue Bonds 450 5.000 04/01/44 461
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 211
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 795
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 619
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,721
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,022
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 2,064
Chester County Industrial Development Authority Revenue Bonds (Þ) 800 4.500 10/01/49 759
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,259
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 260
Chester County Industrial Development Authority Revenue Bonds (Þ) 645 4.500 10/01/54 605
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,727
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 305
City of Scranton General Obligation Unlimited 1,275 5.000 09/01/28 1,324
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,519
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 711
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 758
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,007
Doylestown Hospital Authority Revenue Bonds 210 5.000 07/01/25 210
Doylestown Hospital Authority Revenue Bonds 225 5.000 07/01/26 225
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/27 50
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,208
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 41

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
480 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 166
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 36
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 94
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 91
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 464
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 133
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 4.461 05/01/37 101
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 72
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,821
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 290 5.000 07/01/27 300
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 210 5.000 07/01/28 216
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 500 5.000 07/01/34 509
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,003
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 993
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 629
Lancaster County Hospital Authority Revenue Bonds 530 5.000 05/01/59 532
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,255
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,054
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 608
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 323
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 107
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 101
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 888
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 325 5.250 07/01/44 318
Mercer County Industrial Development Authority Revenue Bonds (Þ) 370 6.125 10/01/50 273
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,513
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,705
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,658
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 54
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 72
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,110 5.000 12/31/34 2,144
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 2,550 5.250 12/01/37 2,582
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 325 5.250 12/01/38 329
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 1,003
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,262
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 261
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,659
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 139
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 210
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 9,033
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 156
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 129
Pennsylvania Economic Development Financing Authority Revenue Bonds 500 5.000 12/31/57 513
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 737
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,460
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 225 5.000 05/01/37 185

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 270
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,042
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,255
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 940 4.875 12/15/35 921
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 103
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 904
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 202
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,600 6.250 05/01/42 1,490
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 757
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 153
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 143
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 146
Scranton Redevelopment Authority Revenue Bonds 70 5.000 11/15/28 70
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 2,028
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 203
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 365
Washington County Redevelopment Authority Tax Allocation 205 5.000 07/01/28 207
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 352
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 495
99,668
Puerto Rico - 7.6%
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,343
Commonwealth of Puerto Rico General Obligation Unlimited 653 5.625 07/01/29 702
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,860
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,365
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,418
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,875
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 824
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,379
Commonwealth of Puerto Rico General Obligation Unlimited 4,162 4.000 07/01/46 3,839
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 14,518 1.000 11/01/43 9,310
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 2,614
Zero
coupon 11/01/51 1,428
Commonwealth of Puerto Rico Notes (Ê) 5,128 1.000 11/01/51 1,723
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 6,068 1.000 11/01/51 3,902
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 8,226 7.500 08/20/40 7,979
HTA CL 6 Trust Special Assessment 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 572
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.750 07/01/27 556
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,651
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,830 4.000 07/01/42 4,594
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,834
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 11,650 5.000 07/01/47 11,900
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 338
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/20 26
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/21 26
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/21 52

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
482 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 125 5.250 07/01/24 65
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/25 52
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 403
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 885 5.250 07/01/26 460
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/27 26
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,905 5.250 07/01/27 990
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,370 5.000 07/01/28 1,752
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 3,510 3.772 07/01/29 3,313
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.250 07/01/30 26
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 598
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,280 5.000 07/01/32 2,226
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 97
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 190 6.050 07/01/32 99
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 341
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 70
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 341
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,020 6.750 07/01/36 530
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 169
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,275 5.500 07/01/38 663
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,205 5.250 07/01/40 2,187
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,670 5.000 07/01/42 868
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 520
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.375 07/01/49 26
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 250 6.500 01/01/41 291
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.500 01/01/42 234
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 625 6.750 01/01/45 733
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.750 01/01/46 235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 358
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 229
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 192
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 412
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,149 4.329 07/01/40 8,063
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,175 4.550 07/01/40 1,178
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,628
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 64,461 5.709 07/01/46 20,668
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 13,899 5.772 07/01/51 3,330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 31
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,198 4.750 07/01/53 4,142
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,025 4.784 07/01/58 9,917
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 19,135 5.000 07/01/58 19,158
156,852
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 957
Rhode Island Health & Educational Building Corp. Revenue Bonds 750 5.250 05/15/54 792

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 526
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 650
Tobacco Settlement Financing Corp. Revenue Bonds 250 5.000 06/01/50 250
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 595
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,989
5,759
South Carolina - 0.8%
Berkeley County Special Assessment 435 4.000 11/01/30 430
County of Berkeley Special Assessment 2,250 4.250 11/01/40 2,105
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 02/01/54 1,078
South Carolina Jobs-Economic Development Authority Revenue Bonds 350 5.000 11/15/47 355
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 450
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,457
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 580
South Carolina Jobs-Economic Development Authority Revenue Bonds 450 5.500 11/01/54 495
South Carolina Jobs-Economic Development Authority Revenue Bonds 225 5.750 11/15/54 237
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 377
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,881
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,321
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,049
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 251
South Carolina State Housing Finance & Development Authority Revenue Bonds 1,000 4.625 07/01/54 998
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,598
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 126
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 744
16,532
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,788
County of Lincoln Revenue Bonds 75 4.000 08/01/56 60
County of Lincoln Revenue Bonds 650 4.000 08/01/61 506
2,354
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 497
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,094
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,001
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 261
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 276
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 241
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 101
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,431
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 69
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 85
Public Building Authority of Blount County Tennessee (The) Revenue Bonds (~)(Ê) 285 2.750 06/01/34 285
Shelby County Health & Educational Facilities Board Revenue Bonds (Þ) 100 5.000 06/01/44 102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
484 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Shelby County Health & Educational Facilities Board Revenue Bonds (Þ) 225 5.250 06/01/56 227
8,670
Texas - 5.6%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 23
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 44
Arlington Higher Education Finance Corp. Revenue Bonds 1,500 4.750 08/15/44 1,471
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 41
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 396
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 91
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 4.000 02/15/54 930
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 96
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 98
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 216
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 137
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 96
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 512
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 98
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 51
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bastrop Independent School District 1,000 5.000 02/15/53 1,061
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 738
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 706
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 320
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 60
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 44
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 563
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 492
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 920
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,984
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 510
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 945
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 101
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,000
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 430
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 178
City of Anna Special Assessment (Þ) 200 7.375 09/15/52 209
City of Anna Special Assessment (Þ) 125 5.875 09/15/53 129
City of Anna Special Assessment (Þ) 100 5.750 09/15/54 100
City of Arlington Tax Allocation 920 4.000 08/15/41 840
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 123
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 191
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 127
City of Austin Special Assessment (Þ) 230 5.125 11/01/33 233
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 100
City of Bee Cave Special Assessment (Þ) 191 4.125 09/01/26 191
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 100
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 123

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 25
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 25
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 24
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 27
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 908
City of Celina Special Assessment (Þ) 135 4.125 09/01/39 122
City of Celina Special Assessment (µ) 1,955 2.625 09/01/40 1,504
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 60
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 56
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 43
City of Celina Special Assessment (Þ) 100 6.250 09/01/42 103
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 85
City of Celina Special Assessment (Þ) 1,845 4.375 09/01/49 1,583
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 108
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 80
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 80
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 96
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 203
City of Celina Special Assessment 100 5.250 09/01/52 97
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 101
City of Celina Special Assessment (Þ) 130 5.750 09/01/52 133
City of Celina Special Assessment (Þ) 125 6.500 09/01/52 127
City of Celina Special Assessment (Þ) 650 6.750 09/01/52 658
City of Celina Special Assessment (Þ) 375 5.500 09/01/53 378
City of Celina Special Assessment (Þ) 140 6.000 09/01/53 144
City of Celina Special Assessment (Þ) 125 6.125 09/01/53 126
City of Celina Special Assessment (Þ) 100 5.750 09/01/54 103
City of Corpus Christi Special Assessment 100 6.125 09/15/44 96
City of Corpus Christi Special Assessment 175 6.500 09/15/54 171
City of Crandall Special Assessment (Þ) 246 6.125 09/15/32 254
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 91
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 99
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 87
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 98
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 522
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 182
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 105
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 100
City of Dayton Special Assessment (Þ) 150 5.750 09/01/54 153
City of Dayton Special Assessment (Þ) 200 6.250 09/01/54 204
City of Decatur Special Assessment (Þ) 200 6.875 09/15/54 208
City of Dorchester Special Assessment (Þ) 100 6.000 09/15/44 95
City of Dorchester Special Assessment (Þ) 131 7.000 09/15/44 125
City of Dorchester Special Assessment (Þ) 150 6.250 09/15/54 142
City of Dorchester Special Assessment (Þ) 146 7.250 09/15/54 139
City of Dripping Springs Special Assessment (Þ) 70 5.250 09/01/54 66
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 79
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 89

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
486 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 94
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 89
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 232
City of Fate Special Assessment (Þ) 100 5.375 08/15/53 96
City of Forney Special Assessment (Þ) 628 6.500 09/15/53 630
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 151
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 92
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 91
City of Hackberry Special Assessment 85 4.500 09/01/32 82
City of Hackberry Special Assessment 620 4.500 09/01/38 568
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 97
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 144
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 172
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 166
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 301
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 754
City of Houston Airport System Revenue Bonds 3,595 5.000 07/15/28 3,688
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 500
City of Houston Airport System Revenue Bonds 100 5.000 07/15/30 100
City of Houston Airport System Revenue Bonds 2,800 5.000 07/15/35 2,809
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 532
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 493
City of Huntsville Special Assessment (Þ) 100 5.375 09/15/44 97
City of Huntsville Special Assessment (Þ) 100 5.625 09/15/54 97
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 169
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 243
City of Hutto Special Assessment (Þ) 170 5.625 09/01/58 173
City of Justin Special Assessment (Þ) 255 5.500 09/01/47 256
City of Justin Special Assessment (Þ) 802 5.750 09/01/53 824
City of Kaufman Special Assessment (Þ) 125 5.250 09/15/44 120
City of Kaufman Special Assessment (Þ) 100 6.000 09/15/52 104
City of Kaufman Special Assessment (Þ) 125 5.500 09/15/54 119
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 211
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 95
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 88
City of Kyle Special Assessment 160 5.000 09/01/42 154
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 204
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 94
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 103
City of Kyle Special Assessment (Þ) 260 5.750 09/01/53 265
City of Kyle Special Assessment (Þ) 100 5.375 09/01/54 97
City of Lago Vista Special Assessment 55 3.750 09/01/42 46
City of Lago Vista Special Assessment (Þ) 210 6.000 09/01/54 217
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 92
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 117
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 87
City of Lavon Special Assessment (Þ) 135 4.500 09/15/49 117
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 253

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 487
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 81
City of Lavon Special Assessment (Þ) 100 5.375 09/15/52 97
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 405
City of Lavon Special Assessment (Þ) 100 5.500 09/15/54 98
City of Lewisville Special Assessment (Þ) 125 8.000 09/01/53 133
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 88
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 85
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 96
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 80
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 86
City of Manor Special Assessment (Þ) 100 5.625 09/15/54 102
City of Marble Falls Special Assessment (Þ) 100 4.125 09/01/41 93
City of Marble Falls Special Assessment (Þ) 100 6.375 09/01/44 97
City of Marble Falls Special Assessment (Þ) 100 7.375 09/01/44 97
City of Marble Falls Special Assessment (Þ) 100 4.375 09/01/51 89
City of Marble Falls Special Assessment (Þ) 100 5.125 09/01/51 96
City of Marble Falls Special Assessment (Þ) 100 6.625 09/01/54 96
City of Marble Falls Special Assessment (Þ) 100 7.625 09/01/54 96
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 82
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 29
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 493
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 86
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 40
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 274
City of Mesquite Revenue Bonds (Þ) 100 5.250 09/01/53 96
City of Mesquite Special Assessment (Þ) 100 5.750 09/15/39 103
City of Mesquite Special Assessment (Þ) 150 5.500 09/01/43 152
City of Mesquite Special Assessment (Þ) 1,000 5.375 09/01/48 992
City of Mesquite Special Assessment (Þ) 150 6.000 09/15/49 153
City of Mesquite Special Assessment (Þ) 200 5.625 09/01/53 204
City of Mesquite Special Assessment (Þ) 400 5.750 09/01/53 407
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 99
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 81
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 92
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 196
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 119
City of Mustang Ridge Special Assessment (Þ) 75 6.375 09/01/53 79
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 92
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 88
City of Oak Point Special Assessment (Þ) 625 3.125 09/01/41 484
City of Oak Point Special Assessment (Þ) 75 4.125 09/01/48 68
City of Oak Point Special Assessment (Þ) 75 4.500 09/01/48 67
City of Oak Point Special Assessment (Þ) 100 5.250 09/15/54 94
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 204
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 208
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 312
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 156
City of Pilot Point Special Assessment (Þ) 117 6.500 09/15/52 124

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
488 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Plano Special Assessment (Þ) 140 8.250 09/15/43 150
City of Plano Special Assessment (Þ) 115 7.500 09/15/53 123
City of Plano Special Assessment (Þ) 225 8.500 09/15/53 240
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 283
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 102
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 192
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 109
City of Princeton Special Assessment (Þ) 75 5.125 09/01/42 74
City of Princeton Special Assessment (Þ) 100 5.250 09/01/43 100
City of Princeton Special Assessment (Þ) 100 7.000 09/01/43 105
City of Princeton Special Assessment (Þ) 50 5.125 09/01/44 50
City of Princeton Special Assessment (Þ) 100 5.250 09/01/44 100
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 123
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 91
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 101
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 261
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 130
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 148
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 86
City of Princeton Special Assessment (Þ) 270 5.250 09/01/52 264
City of Princeton Special Assessment (Þ) 125 5.500 09/01/53 126
City of Princeton Special Assessment (Þ) 100 6.375 09/01/53 105
City of Princeton Special Assessment (Þ) 250 7.000 09/01/53 256
City of Princeton Special Assessment (Þ) 150 7.875 09/01/53 156
City of Princeton Special Assessment (Þ) 100 5.250 09/01/54 97
City of Princeton Special Assessment (Þ) 100 5.375 09/01/54 97
City of Princeton Special Assessment (Þ) 150 5.500 09/01/54 149
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 80
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 79
City of Royse Special Assessment Revenue Bonds (Þ) 30 4.375 09/15/30 30
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 113
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 86
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 173
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 103
City of Royse Special Assessment Revenue Bonds (Þ) 50 5.625 09/15/54 49
City of Royse Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/54 103
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 103
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 152
City of San Marcos Special Assessment (Þ) 130 6.000 09/01/48 134
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 86
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 491
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 795
City of Seagoville Special Assessment (Þ) 150 6.000 09/15/44 158
City of Seagoville Special Assessment (Þ) 200 6.250 09/15/54 210
City of Seagoville Special Assessment (Þ) 325 7.000 09/15/54 327
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 142
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 98

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 97
City of Tomball Special Assessment (Þ) 112 5.750 09/15/52 115
City of Tomball Special Assessment (Þ) 100 6.000 09/15/53 104
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 802
City of Uhland Texas Special Assessment 100 5.500 09/01/55 100
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 100
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 25 5.000 06/15/34 24
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 50 5.750 06/15/44 48
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 100 6.000 06/15/54 97
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 57
County of Bastrop Special Assessment (Þ) 100 5.250 09/01/44 99
County of Bastrop Special Assessment (Þ) 100 5.375 09/01/53 99
County of Bastrop Special Assessment (Þ) 100 5.500 09/01/54 99
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 199
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 355
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 94
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 94
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 7.750 10/01/46 1,085
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,875
Hickory Tree Community Development District Revenue Bonds 150 5.450 05/01/55 145
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 111
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 109
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 110
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 104
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 103
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 102
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 953
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 94
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 311
Karis Municipal Management District of Tarrant County Special Assessment 60 5.000 12/01/44 60
Karis Municipal Management District of Tarrant County Special Assessment 70 5.250 12/01/53 70
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 158
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 277
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 21
Lake Houston Redevelopment Authority Revenue Bonds 1,665 3.000 09/01/44 1,228
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 35
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 270
Mission Economic Development Corp. Revenue Bonds (Þ) 2,070 4.625 10/01/31 2,031
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 46
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 80
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 41
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 301
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 396
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 114

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
490 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 935
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 1,000
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 11/01/40 203
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 130
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 243
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 596
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 1,032
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 176
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 4.000 11/01/55 834
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 890
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 3,570 5.500 01/01/57 3,386
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 134
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 254
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 353
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 69
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 296
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 374
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,067
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,649
Port Beaumont Navigation District Revenue Bonds (Þ) 925 10.000 07/01/26 945
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 83
Port Beaumont Navigation District Revenue Bonds (Þ) 400 5.000 01/01/39 406
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 254
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.125 01/01/44 303
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 1,019
Port Beaumont Navigation District Revenue Bonds (Þ) 350 5.250 01/01/54 350
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,681
Red River Education Finance Corp. Education Revenue Bonds 1,255 5.500 10/01/46 1,264
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 806
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 123
South Manvel Development Authority Tax Allocation 200 5.250 04/01/50 196
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 505 5.000 05/15/45 465
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 285 5.000 10/01/49 294
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 230
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 731
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,056
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 4,151
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,150 5.500 12/31/58 5,530
Texas Water Development Board Revenue Bonds 1,500 5.000 10/15/58 1,595
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 142
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 186
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 171
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 746
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 85
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 95
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 81
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 821

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 491
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Providence Village Special Assessment (Þ) 370 5.250 09/01/54 352
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 100
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 89
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 42
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 40
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 39
Village of Salado Special Assessment (Þ) 100 6.500 09/01/54 102
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 359
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 38
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/51 386
115,671
Utah - 1.1%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š)(Þ) 343 9.750 12/01/39 320
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,000 4.000 03/01/51 835
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 436
Black Desert Public Infrastructure District Special Assessment (Þ) 600 5.625 12/01/53 611
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 146 5.500 06/01/41 149
Firefly Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.625 03/01/54 518
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 550 5.625 12/01/43 570
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 637
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,131
MIDA Mountain Veterans Program Public Infrastructure District Tax Allocation (Þ) 500 5.200 06/01/54 500
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 953
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 485
Military Installation Development Authority Revenue Bonds 2,275 4.000 06/01/52 1,882
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 517
Olympia Public Infrastructure District No. 1 Revenue Bonds (Þ) 500 5.125 12/01/29 506
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 370
Salt Lake City Airport Revenue Bonds 1,965 5.500 07/01/53 2,127
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 979
Utah Charter School Finance Authority Revenue Bonds (Þ) 400 4.000 06/15/31 370
Utah Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 733
Utah Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,095
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 504
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 305
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 961
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,029
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 797
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,223
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 143
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 294
21,980
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 177
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 550 5.000 10/01/42 508
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 267

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
492 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 525 5.250 10/01/52 454
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,467
2,873
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 780
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,212
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,755
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 175 5.000 10/01/39 180
Virgin Islands Public Finance Authority Revenue Bonds 1,680 5.000 10/01/32 1,630
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 414
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 350 6.000 04/01/53 369
14,340
Virginia - 1.4%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 442
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,347
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 194
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 35
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 50
Newport News Economic Development Authority Revenue Bonds 1,000 5.000 12/01/38 1,001
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 36
Tobacco Settlement Financing Corp. Revenue Bonds 1,120 5.200 06/01/46 1,116
Tobacco Settlement Financing Corp. Revenue Bonds 3,805 6.706 06/01/46 3,208
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 121
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 623
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,406
Virginia Beach Development Authority Revenue Bonds 275 7.000 09/01/53 314
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 909
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 79
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 66
Virginia Housing Development Authority Revenue Bonds 250 4.500 08/01/54 243
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,059
Virginia Small Business Financing Authority Revenue Bonds 500 5.000 12/31/47 526
Virginia Small Business Financing Authority Revenue Bonds 4,500 4.000 01/01/48 3,967
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 1,009
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,582
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,592
28,925
Washington - 1.4%
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 1,029
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,540
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 455
Port of Seattle Revenue Bonds 235 4.000 08/01/47 218
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,231
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 1,013
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 889
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 73
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,075
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,815

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,237
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,975
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,249
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,518
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 2,212
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 183
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,406
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 170
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 138
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 178
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,448
28,052
West Virginia - 0.4%
City of Huntington Tax Allocation 75 5.500 06/01/49 74
City of Huntington Tax Allocation 150 5.625 05/01/50 147
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 143
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 146
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 79
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 897
County of Monongalia Tax Allocation (Þ) 100 5.750 06/01/43 108
County of Monongalia Tax Allocation (Þ) 150 6.000 06/01/53 162
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 49
County of Ohio Special District Excise Tax Revenue Bonds 90 3.000 03/01/37 78
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,155 4.125 06/01/43 1,034
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,070 4.875 06/01/43 1,029
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,000
Zero
coupon 06/01/53 226
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 300
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 701
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 333
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 931
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 541
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 318
7,296
Wisconsin - 2.8%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,633
Public Finance Authority Revenue Bonds 1,720 5.250 07/01/28 1,721
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,025
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 15
Public Finance Authority Revenue Bonds (Þ) 30 4.000 07/01/30 29
Public Finance Authority Revenue Bonds (Þ) 325 5.000 07/15/30 332
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 100
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 3,825 6.750 08/01/31 3,435
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 700
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 735
Public Finance Authority Revenue Bonds (Þ) 550 5.375 12/15/32 550
Public Finance Authority Revenue Bonds (Þ) 600 5.500 12/15/32 584
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 66

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
494 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 1,000
Zero
coupon 12/15/34 543
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,004
Public Finance Authority Revenue Bonds (Þ) 95 5.000 12/01/35 96
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 634
Public Finance Authority Revenue Bonds (Þ) 200 6.500 12/01/37 204
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,872
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,627
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 518
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 151
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 49
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 06/01/41 1,174
Public Finance Authority Revenue Bonds (Þ) 1,710 7.125 06/01/41 1,790
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 90
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 752
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 625 8.000 06/15/42 632
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 500
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 1,032
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 70
Public Finance Authority Revenue Bonds (Þ) 525 5.250 03/01/45 499
Public Finance Authority Revenue Bonds (Þ) 1,285 6.500 06/01/45 1,170
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 744
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 105
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 340
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 139
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,660
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 74
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 829
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 78
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 47
Public Finance Authority Revenue Bonds (Þ) 525 7.000 12/01/50 537
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 546
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 81
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 979
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,518
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,670
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 1,043
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,328
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 95
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 164
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 177
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 423
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 803
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 53
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 70
Public Finance Authority Revenue Bonds 100 5.250 06/15/54 102
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 698
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 406
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 60

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 114
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 1,084
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 4,035
Public Finance Authority Revenue Bonds (Þ) 1,550 4.500 06/01/56 1,249
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 750
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 228
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 142
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 154
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 101
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 53
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 73
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 79
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 612
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 219
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 108
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,610
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 166
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 142
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 309
Public Finance Authority Tax Allocation 125 5.000 08/01/39 124
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 750 5.000 08/01/27 763
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 815
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 270 2.750 04/01/48 270
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,196
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 36
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 858
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 267
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 34
Wisconsin Health & Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 427
57,119
Wyoming - 0.0%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 920
Total Municipal Bonds
(cost $2,000,867) 1,979,103
Loan Agreements - 0.0%
Rialto Bioenergy Facility LLC 2024 New Money Term Loan (USD 3 Month LIBOR
+ 10.000%)(Ê)(Š) 217 14.668 02/28/31 —
Rialto Bioenergy Facility LLC 2024 Roll Up Term Loan (USD 3 Month LIBOR +
10.000%)(Ê)(Š) 51 15.071 02/28/31 47
Rialto Bioenergy Facility LLC First Lien Term Loan (USD 3 Month LIBOR +
10.000%)(Ê)(Š) 453 14.668 06/06/24 —
Rialto Bioenergy Facility LLC New Money Dip Term Loan (USD 3 Month LIBOR +
10.000%)(Ê)(Š) 204 15.071 06/06/25 186
Rialto Bioenergy Facility LLC New Money Term Loan (USD 3 Month LIBOR +
10.000%)(Ê)(Š) 103 15.071 06/06/25 94
Rialto Bioenergy Facility LLC Term Loan (USD 3 Month LIBOR + 10.000%)(Ê)(Š) 923 14.855 06/06/25 —
Total Loan Agreements
(cost $1,945) 327
Short-Term Investments - 3.8%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
496 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
U.S. Cash Management Fund (@) 77,998,338 (∞) 77,991
Total Short-Term Investments
(cost $77,990) 77,991
Total Investments - 99.2%
(identified cost $2,080,802) 2,057,421
Other Assets and Liabilities, Net - 0.8%
17,223
Net Assets - 100.0%
2,074,644

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 497
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
20.0%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 900,000 102.11 919
856
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 101.12 4,525
4,480
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 105.61 528
510
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 105.25 1,053
1,024
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,515,000 100.75 1,528
1,538
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 710,000 100.00 710
744
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 700,000 99.49 699
704
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
95
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.41 634
633
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,365,000 107.02 1,461
1,407
Arizona Industrial Development Authority Revenue Bonds 08/28/20 440,000 98.65 434
453
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.87 741
665
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.26 215
171
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.78 78
66
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.15 33
24
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.71 33
25
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,192
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.34 98
101
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.35 98
100
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 84.88 4,880
5,576
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.48 517
512
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100.00 215
216
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.15 97
96
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.47 97
98
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98.84 99
96
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.81 1,378
1,123
Atlanta Development Authority (The) Revenue Bonds 08/22/24 3,200,000 79.34 2,539
2,728
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,125,000 100.00 1,125
1,145
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.52 2,881
2,611
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,389
Avenir Community Development District Special Assessment 03/19/24 375,000 100.24 376
370
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
94
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
89
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 198,000 100.00 198
207
Babcock Ranch Community Independent Special District Special Assessment 12/14/18 1,060,000 99.48 1,055
1,054
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
80
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.13 100
86
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
403
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
93
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 342,940 100.00 343
320
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
493
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
436
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,000,000 100.95 1,010
835
Black Desert Public Infrastructure District Special Assessment 05/09/24 600,000 100.00 600
611
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 650,000 97.88 636
563
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.59 309
285
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.93 106
80
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
92
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 117.44 411
341
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.33 1,103
834
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
169
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
154
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.89 151
155
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.72 509
524
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.75 99
85

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
498 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.34 97
102
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 99.00 99
101
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
920
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 100.80 2,016
1,984
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.60 464
481
California Community Housing Agency Revenue Bonds 03/25/21 5,095,000 91.54 4,767
4,203
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75.75 152
158
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65.26 114
117
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.51 838
953
California Enterprise Development Authority Revenue Bonds 10/18/24 250,000 102.14 255
254
California Health Facilities Financing Authority Revenue Bonds 03/17/23 100,000 90.99 91
96
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 785,000 100.30 787
750
California Infrastructure & Economic Development Bank Revenue Bonds 07/26/24 1,800,000 99.25 1,787
1,854
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.52 995
1,006
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.24 1,534
1,513
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.50 1,879
1,724
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.34 65
60
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.23 99
90
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.52 63
58
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 105.92 1,197
1,140
California Municipal Finance Authority Revenue Bonds 05/22/24 125,000 96.82 121
125
California Pollution Control Financing Authority Revenue Bonds 01/17/19 1,490,000 95.51 1,423
179
California Pollution Control Financing Authority Revenue Bonds 02/17/23 500,000 102.75 514
536
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.36 2,550
2,634
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.39 253
270
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113.04 678
631
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.52 533
502
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.58 1,056
1,006
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.02 624
567
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.14 158
150
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.93 59
53
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.13 109
92
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.21 1,212
945
California School Finance Authority Revenue Bonds 06/18/21 80,000 105.56 84
54
California School Finance Authority Revenue Bonds 06/18/21 100,000 106.47 106
70
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.33 409
391
California School Finance Authority Revenue Bonds 07/22/21 465,000 112.83 525
446
California School Finance Authority Revenue Bonds 03/11/22 250,000 97.99 245
183
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.64 320
311
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.60 257
245
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.93 1,029
1,019
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.23 251
251
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.46 172
171
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
399
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.15 250
251
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
252
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.27 251
255
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.07 490
524
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.53 961
1,015
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64.09 641
814
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.71 123
131
California School Finance Authority Revenue Bonds 07/26/24 250,000 99.82 250
251
California Statewide Communities Development Authority Revenue Bonds 12/28/16 8,100,000 97.37 7,887
8,167
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 105.47 211
203
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.39 1,074
1,030
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.06 260
252
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.65 209
205
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.31 110
96
California Statewide Communities Development Authority Revenue Bonds 08/24/22 935,000 100.55 940
945
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.65 399
404
California Statewide Communities Development Authority Revenue Bonds 10/30/24 225,000 98.00 221
226
Cape Girardeau County Industrial Development Authority Tax Allocation 09/25/24 500,000 97.91 490
466
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 5,405,000 98.73 5,336
5,416

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 499
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 105.98 1,330
1,037
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
1,970
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110.09 358
310
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.25 107
79
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.96 108
81
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103.44 155
104
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 115.46 346
301
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
403
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
428
Capital Trust Agency, Inc. Revenue Bonds 04/24/24 100,000 100.00 100
103
Capital Trust Authority Revenue Bonds 09/27/24 900,000 100.00 900
900
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
158
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 375,000 100.00 375
392
Chapel Creek Community Development District Special Assessment 05/27/21 30,000 100.00 30
24
Chapel Creek Community Development District Special Assessment 05/27/21 50,000 103.49 52
39
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 210,000 99.13 208
212
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103.91 364
344
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 2,500,000 82.06 2,052
2,076
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
260
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.16 1,983
2,064
Chester County Industrial Development Authority Revenue Bonds 10/18/24 645,000 97.27 627
605
Chester County Industrial Development Authority Revenue Bonds 10/18/24 800,000 97.94 784
759
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.11 1,397
1,593
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.61 1,892
2,140
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110.42 110
88
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 11/17/23 275,000 96.98 267
287
City of Anna Special Assessment 07/28/21 504,000 100.00 504
430
City of Anna Special Assessment 12/14/22 175,000 100.00 175
178
City of Anna Special Assessment 09/13/23 125,000 99.38 124
129
City of Anna Special Assessment 10/11/23 200,000 98.53 197
209
City of Anna Special Assessment 07/10/24 100,000 100.00 100
100
City of Aubrey Special Assessment 09/23/22 183,000 99.40 182
191
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
123
City of Aubrey Special Assessment 08/25/23 125,000 99.32 124
127
City of Austin Special Assessment 12/14/18 230,000 100.00 230
233
City of Austin Special Assessment 12/01/22 100,000 99.30 99
100
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
123
City of Bee Cave Special Assessment 10/27/21 191,000 100.00 191
191
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
100
City of Celina Special Assessment 09/11/19 135,000 100.00 135
122
City of Celina Special Assessment 08/12/20 1,845,000 95.21 1,757
1,583
City of Celina Special Assessment 11/10/21 90,000 100.00 90
80
City of Celina Special Assessment 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment 11/10/21 61,000 100.00 61
56
City of Celina Special Assessment 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment 11/10/21 72,000 100.00 72
60
City of Celina Special Assessment 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment 11/10/21 28,000 100.00 28
27
City of Celina Special Assessment 11/10/21 131,000 98.83 129
108
City of Celina Special Assessment 12/15/21 255,000 99.32 253
203
City of Celina Special Assessment 12/15/21 55,000 99.40 55
43
City of Celina Special Assessment 01/12/22 100,000 100.00 100
80
City of Celina Special Assessment 01/12/22 100,000 100.00 100
85
City of Celina Special Assessment 04/13/22 100,000 100.00 100
96
City of Celina Special Assessment 09/14/22 100,000 100.00 100
101
City of Celina Special Assessment 02/15/23 650,000 100.00 650
658
City of Celina Special Assessment 03/15/23 100,000 100.00 100
103
City of Celina Special Assessment 03/15/23 125,000 100.00 125
127
City of Celina Special Assessment 03/15/23 130,000 100.00 130
133
City of Celina Special Assessment 04/12/23 375,000 99.29 372
378
City of Celina Special Assessment 06/14/23 125,000 100.00 125
126
City of Celina Special Assessment 07/12/23 140,000 100.00 140
144
City of Celina Special Assessment 04/10/24 100,000 99.57 100
103
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
98
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
87

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
500 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Crandall Special Assessment 06/08/21 100,000 99.28 99
91
City of Crandall Special Assessment 06/08/21 100,000 99.32 99
99
City of Crandall Special Assessment 10/18/22 246,000 100.00 246
254
City of Crandall Special Assessment 10/18/22 175,000 100.00 175
182
City of Crandall Special Assessment 10/18/22 500,000 100.00 500
522
City of Dayton Special Assessment 04/19/22 100,000 100.00 100
100
City of Dayton Special Assessment 04/19/22 105,000 100.00 105
105
City of Dayton Special Assessment 03/19/24 200,000 100.00 200
204
City of Dayton Special Assessment 03/19/24 150,000 99.29 149
153
City of Decatur Special Assessment 11/28/23 200,000 100.00 200
208
City of Dorchester Special Assessment 09/10/24 150,000 99.33 149
142
City of Dorchester Special Assessment 09/10/24 146,000 99.39 145
139
City of Dorchester Special Assessment 09/10/24 100,000 99.77 100
95
City of Dorchester Special Assessment 09/10/24 131,000 99.78 131
125
City of Dripping Springs Special Assessment 09/18/24 70,000 99.25 69
66
City of Elmendorf Special Assessment 08/20/21 100,000 100.00 100
79
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.16 301
305
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.16 1,808
1,727
City of Fate Special Assessment 10/19/21 110,000 100.53 111
94
City of Fate Special Assessment 10/19/21 100,000 99.38 99
89
City of Fate Special Assessment 04/05/22 105,000 100.00 105
89
City of Fate Special Assessment 09/07/22 225,000 100.00 225
232
City of Fate Special Assessment 05/02/23 100,000 99.05 99
96
City of Forney Special Assessment 06/27/23 628,000 96.83 608
630
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
151
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
92
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
91
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
847
City of Haslet Special Assessment 07/30/20 200,000 105.27 211
172
City of Haslet Special Assessment 10/19/21 200,000 98.85 198
166
City of Henderson Revenue Bonds 03/25/22 350,000 100.00 350
346
City of Henderson Revenue Bonds 03/25/22 1,050,000 99.28 1,040
1,014
City of Huntsville Special Assessment 10/16/24 100,000 100.00 100
97
City of Huntsville Special Assessment 10/16/24 100,000 99.49 99
97
City of Hutto Special Assessment 04/05/21 296,000 99.89 296
243
City of Hutto Special Assessment 10/22/21 200,000 99.02 198
169
City of Hutto Special Assessment 07/07/23 170,000 99.62 169
173
City of Justin Special Assessment 03/27/18 255,000 100.00 255
256
City of Justin Special Assessment 04/01/24 802,000 99.30 796
824
City of Kaufman Special Assessment 11/22/22 100,000 101.06 101
104
City of Kaufman Special Assessment 10/01/24 125,000 100.00 125
119
City of Kaufman Special Assessment 10/01/24 125,000 100.00 125
120
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
95
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
94
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
88
City of Kyle Special Assessment 03/23/22 216,000 100.00 216
211
City of Kyle Special Assessment 01/18/23 100,000 100.00 100
103
City of Kyle Special Assessment 01/18/23 200,000 99.41 199
204
City of Kyle Special Assessment 06/21/23 260,000 100.00 260
265
City of Kyle Special Assessment 10/16/24 100,000 100.00 100
97
City of Lago Vista Special Assessment 01/05/24 210,000 100.00 210
217
City of Lavon Special Assessment 08/21/19 135,000 104.27 141
117
City of Lavon Special Assessment 08/21/19 100,000 99.45 99
92
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
87
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
81
City of Lavon Special Assessment 02/02/22 318,000 98.77 314
253
City of Lavon Special Assessment 02/02/22 136,000 99.11 135
117
City of Lavon Special Assessment 11/16/22 400,000 100.00 400
405
City of Lavon Special Assessment 10/16/24 100,000 100.00 100
98
City of Lavon Special Assessment 10/16/24 100,000 100.00 100
97
City of Lewisville Special Assessment 10/03/23 125,000 100.00 125
133
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
85
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
88
City of Manor Special Assessment 12/19/19 100,000 100.00 100
96
City of Manor Special Assessment 05/06/21 100,000 100.00 100
86

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 501
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Manor Special Assessment 05/06/21 100,000 102.38 102
80
City of Manor Special Assessment 05/16/24 100,000 99.06 99
102
City of Marble Falls Special Assessment 07/21/21 100,000 100.00 100
89
City of Marble Falls Special Assessment 07/21/21 100,000 100.00 100
96
City of Marble Falls Special Assessment 07/21/21 100,000 100.00 100
93
City of Marble Falls Special Assessment 08/21/24 100,000 100.00 100
96
City of Marble Falls Special Assessment 08/21/24 100,000 100.00 100
97
City of Marble Falls Special Assessment 08/21/24 100,000 100.00 100
96
City of Marble Falls Special Assessment 08/21/24 100,000 100.00 100
97
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 104.99 105
86
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
29
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.60 51
40
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99.44 268
274
City of Mesquite Revenue Bonds 10/08/24 100,000 99.26 99
96
City of Mesquite Special Assessment 09/05/18 1,000,000 100.00 1,000
992
City of Mesquite Special Assessment 06/04/19 150,000 100.00 150
153
City of Mesquite Special Assessment 06/04/19 100,000 100.00 100
103
City of Mesquite Special Assessment 07/18/23 200,000 99.68 199
204
City of Mesquite Special Assessment 07/18/23 400,000 100.00 400
407
City of Mesquite Special Assessment 07/18/23 150,000 99.42 149
152
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
99
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
92
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
81
City of Midlothian Special Assessment 08/10/22 115,000 100.00 115
119
City of Midlothian Special Assessment 08/10/22 200,000 100.00 200
196
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.85 1,426
1,400
City of Mustang Ridge Special Assessment 11/21/23 75,000 100.00 75
79
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
92
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
88
City of Oak Point Special Assessment 07/25/18 75,000 100.00 75
68
City of Oak Point Special Assessment 07/25/18 75,000 99.56 75
67
City of Oak Point Special Assessment 07/22/21 625,000 100.00 625
484
City of Oak Point Special Assessment 09/26/24 100,000 98.95 99
94
City of Pilot Point Special Assessment 05/13/22 300,000 100.00 300
312
City of Pilot Point Special Assessment 05/13/22 117,000 100.00 117
124
City of Pilot Point Special Assessment 06/10/22 204,000 100.00 204
208
City of Pilot Point Special Assessment 06/10/22 200,000 100.00 200
204
City of Pilot Point Special Assessment 06/10/22 150,000 100.00 150
156
City of Plano Special Assessment 10/24/23 225,000 100.00 225
240
City of Plano Special Assessment 10/24/23 115,000 100.00 115
123
City of Plano Special Assessment 10/24/23 140,000 100.00 140
150
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
123
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
91
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
102
City of Princeton Special Assessment 08/27/19 300,000 103.21 310
283
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
261
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
109
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
192
City of Princeton Special Assessment 06/23/20 160,000 100.00 160
130
City of Princeton Special Assessment 05/25/21 185,000 101.02 185
148
City of Princeton Special Assessment 03/29/22 100,000 100.00 100
86
City of Princeton Special Assessment 06/28/22 270,000 100.00 270
264
City of Princeton Special Assessment 07/26/22 75,000 100.00 75
74
City of Princeton Special Assessment 07/25/23 125,000 100.00 125
126
City of Princeton Special Assessment 07/25/23 100,000 100.00 100
100
City of Princeton Special Assessment 09/12/23 150,000 100.00 150
156
City of Princeton Special Assessment 09/12/23 100,000 100.00 100
105
City of Princeton Special Assessment 09/12/23 250,000 98.17 245
256
City of Princeton Special Assessment 10/11/23 100,000 99.01 99
105
City of Princeton Special Assessment 08/27/24 100,000 99.25 99
97
City of Princeton Special Assessment 08/27/24 100,000 99.63 100
97
City of Princeton Special Assessment 10/29/24 100,000 100.00 100
100
City of Princeton Special Assessment 10/29/24 150,000 99.71 149
149
City of Princeton Special Assessment 10/29/24 50,000 99.07 50
50

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
502 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Red Oak Special Assessment 06/15/21 100,000 102.61 103
79
City of Red Oak Special Assessment 06/15/21 100,000 99.04 99
80
City of Rockdale Special Assessment 10/31/23 400,000 97.09 388
422
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.50 124
113
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.75 103
86
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.69 201
173
City of Royse Special Assessment Revenue Bonds 07/30/20 30,000 100.79 30
30
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.27 101
90
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
103
City of Royse Special Assessment Revenue Bonds 04/24/24 100,000 99.64 100
103
City of Royse Special Assessment Revenue Bonds 07/10/24 50,000 98.92 49
49
City of Sachse Special Assessment 11/15/22 100,000 100.00 100
103
City of Sachse Special Assessment 11/15/22 150,000 100.00 150
152
City of San Marcos Special Assessment 12/16/21 100,000 100.00 100
86
City of San Marcos Special Assessment 12/20/23 130,000 100.00 130
134
City of Santa Fe Special Assessment 03/25/22 859,000 100.00 859
795
City of Santa Fe Special Assessment 03/25/22 509,000 100.00 509
491
City of Seagoville Special Assessment 03/19/24 150,000 100.00 150
158
City of Seagoville Special Assessment 03/19/24 200,000 100.00 200
210
City of Seagoville Special Assessment 03/19/24 325,000 98.76 321
327
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
98
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
97
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
143
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
146
City of South Charleston Revenue Bonds 01/14/22 100,000 100.34 100
79
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.35 1,154
897
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98.33 2,311
2,296
City of Tomball Special Assessment 08/22/23 112,000 98.63 110
115
City of Tomball Special Assessment 08/22/23 100,000 99.32 99
104
City of Uhland Special Assessment 11/03/22 750,000 100.00 750
802
City of Valparaiso Revenue Bonds 04/26/24 400,000 100.00 400
405
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
100
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 90.03 180
153
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.67 102
78
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 25,000 98.42 25
24
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 100,000 99.44 99
97
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 50,000 99.87 50
48
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.67 261
205
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.27 323
242
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.09 435
412
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.32 1,728
1,461
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
404
Colorado Educational & Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.48 285
325
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
318
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.80 196
212
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
614
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 112.81 1,128
971
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 1,100,000 92.69 921
986
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 225,000 91.80 207
189
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 146,000 100.00 146
149
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
51
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
99
County of Bastrop Special Assessment 05/22/23 100,000 98.91 99
99
County of Bastrop Special Assessment 10/28/24 100,000 99.12 99
99
County of Bastrop Special Assessment 10/28/24 100,000 99.38 99
99
County of Frederick Educational Facilities Revenue Bonds 01/18/18 3,705,000 98.94 3,666
3,429
County of Frederick Special Tax 10/29/20 230,000 98.03 225
197
County of Frederick Tax Allocation 07/20/23 2,045,000 97.73 1,999
1,973
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102.96 1,030
781
County of Hays Revenue Bonds 12/06/22 356,000 100.00 356
355
County of Hays Revenue Bonds 12/06/22 200,000 100.00 200
199
County of Monongalia Tax Allocation 07/21/23 150,000 99.18 149
162
County of Monongalia Tax Allocation 07/21/23 100,000 99.20 99
108
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.47 338
343
Creekview Community Development District Special Assessment 09/06/24 200,000 100.00 200
193

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 503
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Creekview Community Development District Special Assessment 09/06/24 300,000 100.00 300
284
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100.00 280
250
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100.00 975
802
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100.54 559
477
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 775,000 89.01 690
524
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 525,000 89.03 467
427
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65.46 655
718
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.73 1,097
991
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 79.55 80
71
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.15 982
758
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
711
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.65 2,828
2,007
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.97 148
144
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 99.00 99
100
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 107.22 322
304
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.58 197
191
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99.11 198
192
Denver Urban Renewal Authority Tax Allocation 10/11/18 545,000 99.28 543
551
District of Columbia Tax Allocation 05/01/24 325,000 53.69 174
185
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.95 2,069
2,208
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.68 75
61
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.26 228
187
Eagle Pointe Community Development District Special Assessment 07/15/20 75,000 93.75 70
69
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
624
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.96 101
94
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.91 100
94
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 6.23 249
208
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
100
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
100
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,282
Finance Authority of Maine Revenue Bonds 12/17/21 925,000 69.70 645
334
Firefly Public Infrastructure District No. 1 General Obligation Limited 04/18/24 500,000 99.40 497
518
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 550,000 99.47 547
570
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.52 119
106
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.67 163
119
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.75 103
84
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.14 223
203
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 99.44 224
212
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.34 106
73
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.85 186
135
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.64 173
146
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.90 510
415
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.91 397
361
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.18 309
284
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
339
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
173
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
223
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
246
Florida Development Finance Corp. Revenue Bonds 04/26/24 9,475,000 100.43 9,516
9,922
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95.70 167
177
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96.65 242
254
Florida Development Finance Corp. Revenue Bonds 07/08/24 150,000 93.18 140
145
Florida Development Finance Corp. Revenue Bonds 08/07/24 3,000,000 100.00 3,000
3,058
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 103.93 1,403
1,290
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
314
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
270
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 106.90 1,887
1,821
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 100.00 60
56
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 81.91 2,298
2,573
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.48 159
160
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,159
Hastings Campus Housing Finance Authority Revenue Bonds 08/28/20 5,500,000 96.76 5,322
5,241

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
504 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.36 208
193
Hills Minneola Community Development District Special Assessment 07/16/20 160,000 93.25 149
146
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
251
Illinois Finance Authority Revenue Bonds 02/25/20 3,025,000 103.30 3,029
2,998
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.45 3,529
2,918
Illinois Finance Authority Revenue Bonds 10/13/22 1,975,000 97.67 1,914
1,916
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.22 496
528
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.80 997
901
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
541
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
271
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.02 307
311
Juban Crossing Economic Development District Revenue Bonds 06/21/23 600,000 100.49 603
604
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 125,000 97.73 122
120
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.32 1,505
1,460
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
176
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
247
Knightsbridge Community Development District Revenue Bonds 03/14/24 1,000,000 99.70 997
995
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.35 984
1,013
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
420
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
105
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99.17 50
50
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.42 99
100
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
169
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.40 99
90
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.01 99
97
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.45 99
100
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
96
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
91
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.62 244
209
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 02/05/24 400,000 96.99 388
415
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 02/05/24 400,000 97.06 388
412
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.44 236
165
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.64 272
196
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.93 148
153
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
101
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.14 98
104
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.61 99
103
Louisiana Public Facilities Authority Revenue Bonds 02/17/23 500,000 99.23 496
514
Mandarin Grove Community Development District Special Assessment 10/19/22 110,000 100.00 110
126
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.58 55
47
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.32 55
48
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.57 117
103
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.74 117
109
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
182
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.37 109
81
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 175,000 86.80 152
155
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
209
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
210
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 75.94 76
83
Maricopa County Industrial Development Authority Revenue Bonds 10/10/24 325,000 98.93 322
327
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100.49 100
93
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.27 100
101
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.30 100
101
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 105.97 1,060
1,015
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
100
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
150
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.73 1,427
1,176
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 100,000 99.23 99
101

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 505
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.63 247
244
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.26 199
201
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
637
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 370,000 73.31 271
273
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
85
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 39.95 70
69
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.21 128
129
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.45 182
187
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.46 1,222
1,131
MIDA Mountain Veterans Program Public Infrastructure District Tax
Allocation 10/03/24 500,000 100.00 500
500
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
953
Midcity Improvement District Special Assessment 09/13/24 100,000 100.00 100
97
Mineral Business Improvement District General Obligation limited 10/30/24 150,000 100.00 150
151
Mineral Business Improvement District General Obligation limited 10/30/24 100,000 100.00 100
100
Mission Economic Development Corp. Revenue Bonds 10/30/18 2,070,000 99.53 2,060
2,031
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.29 832
788
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.48 209
163
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105.22 1,000
827
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105.34 948
793
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 105.65 1,083
912
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,070,000 100.03 2,071
2,067
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,070,000 99.25 1,055
1,029
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,155,000 95.03 1,056
1,034
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 1,000,000 21.49 215
226
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.50 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.65 189
183
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 400,000 96.26 385
374
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
151
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 535,000 89.91 481
450
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 7,300,000 100.00 7,300
7,510
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,415,000 100.00 1,415
1,435
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 600,000 100.00 600
621
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 325,000 100.00 325
320
New Hampshire Business Finance Authority Revenue Bonds 09/13/24 1,625,000 100.00 1,625
1,587
New Hampshire Business Finance Authority Revenue Bonds 10/18/24 750,000 100.00 750
733
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.55 1,015
1,000
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 700,000 90.55 570
596
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 111.83 1,118
935
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.09 1,090
890
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,250,000 86.27 1,078
1,032
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 98.97 99
101
New York Liberty Development Corp. Revenue Bonds 05/27/20 12,615,000 95.36 11,847
12,555
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.24 2,632
2,602
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.36 313
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.52 1,891
1,900
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.61 410
392
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 94.62 852
898
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
261
Newlin Crossing Metropolitan District General Obligation Limited 10/24/24 500,000 100.00 500
502
Normandy Community Development District Revenue Bonds 08/14/24 150,000 100.00 150
145
Normandy Community Development District Revenue Bonds 08/14/24 200,000 99.56 199
192
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100.00 300
296
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100.36 391
374
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.39 75
69
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
144
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
99
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,465,000 97.73 3,372
3,278
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 97.09 262
264
Oklahoma Capitol Improvement Authority Revenue Bonds 05/16/24 125,000 97.75 122
125
Oklahoma Capitol Improvement Authority Revenue Bonds 05/16/24 100,000 98.63 99
100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
506 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99.37 497
517
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100.00 500
506
Oneida Indian Nation of New York Revenue Bonds 02/02/24 200,000 100.00 200
218
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 109.01 1,090
1,003
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.68 1,037
1,002
Paddocks Community Development District Special Assessment 10/17/24 140,000 100.00 140
136
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
761
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
109
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
135
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,010
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 79.14 396
402
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 110.77 997
904
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.85 148
153
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.57 100
103
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 940,000 91.08 856
921
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 1,600,000 94.90 1,518
1,490
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
24
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
47
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 665,000 97.86 651
665
Pioneer Ranch Community Development District Special Assessment 10/02/24 100,000 100.00 100
96
Pioneer Ranch Community Development District Special Assessment 10/02/24 100,000 100.00 100
96
Plaquemines Port Harbor & Terminal District Revenue Bonds 06/04/24 550,000 97.73 538
554
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
83
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.49 1,283
1,019
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 90.46 294
254
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100.00 300
303
Port Beaumont Navigation District Revenue Bonds 05/31/24 400,000 100.00 400
406
Port Beaumont Navigation District Revenue Bonds 05/31/24 350,000 100.00 350
350
Port Beaumont Navigation District Revenue Bonds 05/31/24 925,000 100.00 925
945
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,681
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 120,000 99.22 119
108
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.65 498
501
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.90 772
752
Public Finance Authority Revenue Bonds 04/07/17 630,000 102.96 649
634
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.92 525
518
Public Finance Authority Revenue Bonds 05/01/19 15,000 100.39 15
15
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
698
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.46 77
70
Public Finance Authority Revenue Bonds 07/30/20 30,000 100.21 30
29
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.55 128
114
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.86 52
49
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.21 159
151
Public Finance Authority Revenue Bonds 08/28/20 525,000 101.46 533
499
Public Finance Authority Revenue Bonds 08/28/20 450,000 104.99 472
406
Public Finance Authority Revenue Bonds 09/16/20 65,000 104.96 68
66
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 89.95 1,034
1,084
Public Finance Authority Revenue Bonds 03/26/21 1,285,000 91.22 1,172
1,170
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.54 862
829
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.13 108
79
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.59 109
81
Public Finance Authority Revenue Bonds 08/02/21 1,550,000 85.87 1,331
1,249
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.76 906
750
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.48 1,085
979
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.85 1,682
1,633
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.43 126
108
Public Finance Authority Revenue Bonds 11/19/21 785,000 83.93 659
612
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.77 1,660
1,328
Public Finance Authority Revenue Bonds 01/21/22 100,000 104.93 105
90
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.40 282
228
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,475
2,610
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
142
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.75 101
95
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.33 147
142
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.64 171
177
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.18 295
309

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.23 162
166
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98.88 989
1,025
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.71 99
105
Public Finance Authority Revenue Bonds 08/04/23 95,000 92.80 88
96
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
53
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.72 50
53
Public Finance Authority Revenue Bonds 09/08/23 1,710,000 92.56 1,583
1,790
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.13 1,735
1,872
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
803
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.85 403
423
Public Finance Authority Revenue Bonds 12/20/23 3,825,000 82.24 3,146
3,435
Public Finance Authority Revenue Bonds 03/27/24 1,150,000 97.26 1,118
1,174
Public Finance Authority Revenue Bonds 03/27/24 625,000 97.67 610
632
Public Finance Authority Revenue Bonds 06/28/24 550,000 100.00 550
550
Public Finance Authority Revenue Bonds 07/31/24 325,000 100.00 325
332
Public Finance Authority Revenue Bonds 08/28/24 600,000 100.00 600
584
Public Finance Authority Revenue Bonds 08/29/24 200,000 102.60 205
204
Public Finance Authority Revenue Bonds 08/29/24 525,000 102.62 539
537
Public Finance Authority Revenue Bonds 10/04/24 1,000,000 54.79 548
543
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100.00 350
237
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 94.81 95
89
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 11,650,000 94.88 10,729
11,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 4,830,000 97.73 4,672
4,594
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
572
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
556
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.70 1,544
1,651
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/23/23 1,800,000 100.81 1,815
1,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 07/30/24 2,000,000 91.34 1,827
1,834
Randal Park Community Development District Special Assessment 11/30/18 540,000 100.00 540
540
Randal Park Community Development District Special Assessment 11/30/18 895,000 100.00 895
869
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
370
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.42 226
226
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
201
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
102
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.35 149
163
Rye Crossing Community Development District Special Assessment 09/13/23 60,000 99.31 60
62
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
52
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.18 50
40
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.28 99
100
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 335,000 92.08 308
274
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.09 112
81
Shelby County Health & Educational Facilities Board Revenue Bonds 08/01/24 225,000 100.52 226
227
Shelby County Health & Educational Facilities Board Revenue Bonds 08/01/24 100,000 100.76 101
102
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
102
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.65 174
177
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.74 197
195
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 175,000 97.96 171
173
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 125,000 98.86 124
123
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 100,000 99.69 100
98
Somerset Bay Community Development District Special Assessment 05/20/24 100,000 100.00 100
102
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.55 415
377
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.13 496
450
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.74 141
141
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.87 232
232
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100.00 400
474
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,720,000 101.63 1,748
1,707
State of Hawaii Department of Budget & Finance Revenue Bonds 10/10/23 3,940,000 100.00 3,940
4,079
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 250,000 100.38 251
249
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 250,000 98.52 246
247
State of Ohio Revenue Bonds 11/14/19 275,000 105.99 291
254
State of Ohio Revenue Bonds 12/05/19 110,000 107.79 119
107
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.45 1,679
1,774
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 200,000 98.80 198
209
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98.89 99
104

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Stoneybrook South at Championsgate Community Development District
Special Assessment 11/25/20 1,125,000 87.66 1,094
859
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.92 643
519
Stuart Crossing Community Development District Revenue Bonds 03/13/24 100,000 98.99 99
100
Sunset Parks Metropolitan District General Obligation Limited 10/30/24 500,000 100.00 500
500
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
402
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.28 983
946
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.33 99
100
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.29 99
92
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.45 99
96
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
142
Town of Lakewood Village Special Assessment 08/12/22 175,000 100.00 175
171
Town of Little Elm Special Assessment 12/06/17 100,000 100.33 100
95
Town of Little Elm Special Assessment 11/07/18 727,000 100.00 727
746
Town of Little Elm Special Assessment 12/22/21 100,000 100.00 100
81
Town of Little Elm Special Assessment 12/22/21 100,000 99.10 99
85
Town of Little Elm Special Assessment 11/02/22 750,000 100.00 750
821
Town of Providence Village Special Assessment 08/07/24 370,000 99.25 367
352
Town of Whiteland Tax Allocation 07/11/24 125,000 99.75 125
126
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.67 100
106
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
100
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.64 261
269
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 715,000 98.64 705
681
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 560,000 94.27 528
503
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 7,500,000 94.47 7,085
7,574
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.37 205
190
Two Rivers West Community Development District Special Assessment 05/16/24 125,000 100.00 125
128
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100.00 1,000
979
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 84.92 934
742
Union County Improvement Authority Revenue Bonds 02/22/24 100,000 94.60 95
94
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.63 513
505
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
365
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.17 194
189
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95.95 288
302
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.57 453
305
Utah Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.13 909
733
Utah Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.23 1,452
1,095
Utah Charter School Finance Authority Revenue Bonds 12/14/21 400,000 103.29 413
370
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
504
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73.72 313
294
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 69.00 138
143
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.39 98
84
Ventana Community Development District Special Assessment 03/01/18 790,000 97.17 768
790
Ventana Community Development District Special Assessment 03/01/18 500,000 97.61 488
481
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
50
Veranda Community Development District II Special Assessment 02/24/21 50,000 101.55 51
40
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.83 99
95
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
96
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
177
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 525,000 91.37 480
454
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 275,000 98.26 270
267
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,364,000 100.00 1,364
1,374
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100.00 575
451
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100.00 260
209
Village Community Development District No. 15 Special Assessment 06/22/23 400,000 100.00 400
413
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.30 201
207
Village of Salado Special Assessment 06/07/24 100,000 100.00 100
102
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.06 455
414
Virgin Islands Public Finance Authority Revenue Bonds 10/24/24 350,000 102.52 359
369
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 103.88 1,039
1,013
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.47 215
178
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.00 162
138
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.60 2,641
2,212
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
146
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
151

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.25 496
527
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.78 1,730
1,414
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 250,000 101.46 254
260
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.97 114
105
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
92
Westside Community Development District Special Assessment 09/20/19 100,000 99.84 100
91
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
115
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.27 251
216
Winding Oaks Community Development District Special Assessment 10/25/24 100,000 100.00 100
100
Winding Oaks Community Development District Special Assessment 10/25/24 100,000 100.00 100
101
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 1,000,000 93.27 933
915
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
436
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 750,000 102.02 765
763
Wyandotte County City Unified Government Revenue Bonds 04/03/23 5,250,000 43.59 2,318 2,300
415,652
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 46,586 $ —
$ —
$ 46,586 2 .2
Alaska — 2,083 —
—
2,083 0 .1
Arizona — 29,684 —
—
29,684 1 .4
Arkansas — 11,479 —
—
11,479 0 .6
California — 159,657 179
—
159,836 7 .7
Colorado — 76,521 —
—
76,521 3 .7
Connecticut — 17,962 —
—
17,962 0 .9
Delaware — 880 —
—
880 —
*
District of Columbia — 24,423 —
—
24,423 1 .2
Florida — 220,217 —
—
220,217 10 .6
Georgia — 35,168 —
—
35,168 1 .7
Guam — 10,432 —
—
10,432 0 .5
Hawaii — 12,402 —
—
12,402 0 .6
Idaho — 2,665 —
—
2,665 0 .1
Illinois — 162,606 —
—
162,606 7 .8
Indiana — 17,155 —
—
17,155 0 .8
Iowa — 15,779 —
—
15,779 0 .8
Kansas — 4,284 —
—
4,284 0 .2
Kentucky — 16,305 —
—
16,305 0 .8
Louisiana — 25,050 —
—
25,050 1 .2
Maine — 954 —
—
954 —
*
Maryland — 31,629 —
—
31,629 1 .5
Massachusetts — 15,924 —
—
15,924 0 .8
Michigan — 42,838 —
—
42,838 2 .1

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Minnesota — 11,386 —
—
11,386 0 .5
Mississippi — 4,389 —
—
4,389 0 .2
Missouri — 13,973 —
—
13,973 0 .7
Montana — 2,334 —
—
2,334 0 .1
Nevada — 6,141 —
—
6,141 0 .3
New Hampshire — 19,609 —
—
19,609 0 .9
New Jersey — 70,433 —
—
70,433 3 .4
New Mexico — 915 —
—
915 —
*
New York — 171,710 —
—
171,710 8 .3
North Carolina — 14,757 —
—
14,757 0 .7
North Dakota — 5,856 —
—
5,856 0 .3
Ohio — 88,451 —
—
88,451 4 .3
Oklahoma — 9,092 —
—
9,092 0 .4
Oregon — 10,184 —
—
10,184 0 .5
Pennsylvania — 99,668 —
—
99,668 4 .8
Puerto Rico — 156,852 —
—
156,852 7 .6
Rhode Island — 5,759 —
—
5,759 0 .3
South Carolina — 16,532 —
—
16,532 0 .8
South Dakota — 2,354 —
—
2,354 0 .1
Tennessee — 8,670 —
—
8,670 0 .4
Texas — 115,671 —
—
115,671 5 .6
Utah — 21,660 320
—
21,980 1 .1
Vermont — 2,873 —
—
2,873 0 .1
Virgin Islands — 14,340 —
—
14,340 0 .7
Virginia — 28,925 —
—
28,925 1 .4
Washington — 28,052 —
—
28,052 1 .4
West Virginia — 7,296 —
—
7,296 0 .4
Wisconsin — 57,119 —
—
57,119 2 .8
Wyoming — 920 —
—
920 —
*
Loan Agreements — — 327 — 327 —
*
Short-Term Investments — — — 77,991 77,991 3 .8
Total Investments $ — $ 1,978,604 $ 826 $ 77,991 $ 2,057,421 99 .2
Other Assets and Liabilities, Net
0 .8
100 .0
*
Less than .05% of net assets.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (3)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (2,9 72)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,080,802
Investments, at fair value(>) ........................................................................................................................................................
2,057,421
Cash .............................................................................................................................................................................................. 3,442
Receivables:
Dividends and interest ...................................................................................................................................................... 29,396
Dividends from affiliated funds ....................................................................................................................................... 271
Fund shares sold ............................................................................................................................................................... 3,579
Total assets ...............................................................................................................................................................
2,094,109
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 17,598
Fund shares redeemed ...................................................................................................................................................... 710
Accrued fees to affiliates .................................................................................................................................................. 976
Other accrued expenses .................................................................................................................................................... 181
Total liabilities ...........................................................................................................................................................
19,465
Net Assets ...............................................................................................................................................................
$ 2,074,644

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (115,19 5 )
Shares of beneficial interest .........................................................................................................................................................
2,086
Additional paid-in capital ............................................................................................................................................................
2,187,75 3
Net Assets ...............................................................................................................................................................
$ 2,074,644
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.94
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 10.33
Class A — Net assets ........................................................................................................................................................... $ 12,961,0 43
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,303,634
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.91
Class C — Net assets ........................................................................................................................................................... $ 6,927,0 68
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 698,872
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.94
Class M — Net assets .......................................................................................................................................................... $ 625,78 9 , 332
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 62,934,850
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.95
Class S — Net assets ............................................................................................................................................................ $ 1,428,96 6 , 196
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 143,631,587
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 77,991
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7
Dividends from affiliated funds ....................................................................................................................................... 3,187
Interest .............................................................................................................................................................................. 89,101
Total investment income ..............................................................................................................................................................
92,295
Expenses
Advisory fees ................................................................................................................................................................... 9,183
Administrative fees .......................................................................................................................................................... 921
Custodian fees .................................................................................................................................................................. 162
Distribution fees - Class A ............................................................................................................................................... 29
Distribution fees - Class C ............................................................................................................................................... 46
Transfer agent fees - Class A ........................................................................................................................................... 23
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 1,113
Transfer agent fees - Class S ............................................................................................................................................ 2,684
Professional fees .............................................................................................................................................................. 369
Registration fees ............................................................................................................................................................... 11 7
Shareholder servicing fees - Class C ............................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 91
Printing fees ..................................................................................................................................................................... 109
Miscellaneous .................................................................................................................................................................. 72
Expenses before reductions .............................................................................................................................................. 14,94 6
Expense reductions .......................................................................................................................................................... (3,451)
Net expenses ................................................................................................................................................................................
11,49 5
Net investment income (loss) .......................................................................................................................................................
80,80 0
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,89 0 )
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. (3)
Net realized gain (loss) ................................................................................................................................................................
(3,88 7 )
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 187,948
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (2,972)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 184,977
Net realized and unrealized gain (loss) ........................................................................................................................................ 181,0 90
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 261,890

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 80,80 0 $ 68,368
Net realized gain (loss) ....................................................................................................................... (3,88 7 ) (27,966)
Net change in unrealized appreciation (depreciation) ........................................................................ 184,977 2,870
Net increase (decrease) in net assets from operations .............................................................................. 261,890 43,272
Distributions
To shareholders
Class A .......................................................................................................................................... (453) (458)
Class C .......................................................................................................................................... (193) (189)
Class M ......................................................................................................................................... (23,335) (21,964)
Class S .......................................................................................................................................... (55,511) (47,89 4 )
Net decrease in net assets from distributions ............................................................................................ (79,492) (70,505)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 307,234 88,579
Total Net Increase (Decrease) in Net Assets ........................................................................
489,632 61,346
Net Assets
Beginning of period .................................................................................................................................. 1,585,012 1,523,666
End of period .............................................................................................................................................
$ 2,074,644 $ 1,585,012

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 477 $ 4,706 226 $ 2,140
Proceeds from reinvestment of distributions 46 453 48 457
Payments for shares redeemed (296) (2,926) (542) (5,202)
Net increase (decrease)
227 2,233 (268) (2,605)
Class C
Proceeds from shares sold 277 2,722 147 1,399
Proceeds from reinvestment of distributions 20 193 20 189
Payments for shares redeemed (182) (1,783) (207) (1,973)
Net increase (decrease)
115 1,132 (40) (385)
Class M
Proceeds from shares sold 19,001 187,416 17,206 165,047
Proceeds from reinvestment of distributions 2,383 23,298 2,293 21,918
Payments for shares redeemed (10,340) (101,393) (19,243) (184,003)
Net increase (decrease)
11,044 109,321 256 2,962
Class S
Proceeds from shares sold 44,126 429,592 43,273 413,741
Proceeds from reinvestment of distributions 5,670 55,442 5,005 47,854
Payments for shares redeemed (29,667) (290,486) (38,975) (372,988)
Net increase (decrease)
20,129 194,548 9,30 3 88,607
Total increase (decrease)
31,515 $ 307,234 9,25 1 $ 88,579

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2024 8.9 5 .39 .9 8 1.3 7 (.38) (.38)
October 31, 2023 9.08 .36 (. 11 ) .2 5 (.38) (.38)
October 31, 2022 11.26 .29 (2.15) (1.86) (.32) (.32)
October 31, 2021 10.69 .29 .61 .90 (.33) (.33)
October 31, 2020 11.00 .27 (.23) .04 (.35) (.35)
Class C
October 31, 2024 8.92 .31 .99 1.30 (.31) (.31)
October 31, 2023 9.05 .29 (.11) .18 (.31) (.31)
October 31, 2022 11.24 .22 (2.17) (1.95) (.24) (.24)
October 31, 2021 10.67 .20 .62 .82 (.25) (.25)
October 31, 2020 10.98 .19 (.23) (.04) (.27) (.27)
Class M
October 31, 2024 8.95 .42 .99 1.41 (.42) (.42)
October 31, 2023 9.08 .40 (.12) .28 (.41) (.41)
October 31, 2022 11.27 .33 (2.16) (1.83) (.36) (.36)
October 31, 2021 10.70 .33 .60 .93 (.36) (.36)
October 31, 2020 11.00 .31 (.22) .09 (.39) (.39)
Class S
October 31, 2024 8.9 5 .41 1.0 0 1.4 1 (.41) (.41)
October 31, 2023 9.08 .39 (.1 2 ) .2 7 (.40) (.40)
October 31, 2022 11.28 .32 (2.17) (1.85) (.35) (.35)
October 31, 2021 10.70 .32 .61 .93 (.35) (.35)
October 31, 2020 11.00 .30 (.22) .08 (.38) (.38)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
9.94 15.51 12,96 1 1.03 .90 3.92 16
8.9 5 2.52 9,631 1.04 .89 3.77 35
9.08 (16.83) 12,202 1.04 .89 2.73 43
11.26 8.45 21,752 1.05 .89 2.57 14
10.69 .47 11,594 1.06 .89 2.55 40
9.91 14.73 6,927 1.78 1.65 3.17 16
8.92 1.77 5,214 1.79 1.64 3.03 35
9.05 (17.56) 5,652 1.79 1.64 2.08 43
11.24 7.69 6,804 1.80 1.64 1.81 14
10.67 (.30) 3,961 1.80 1.64 1.81 40
9.94 15.90 625,7 90 .78 .55 4.27 16
8.95 2.88 464,352 .79 .54 4.13 35
9.08 (16.59) 468,687 .79 .54 3.20 43
11.27 8.81 472,832 .80 .54 2.92 14
10.70 .89 204,017 .80 .54 2.90 40
9.95 15.94 1,428,9 6 6 .78 .62 4.20 16
8.9 5 2.81 1,105,815 .79 .61 4.07 35
9.08 (16.73) 1,037,125 .79 .61 3.12 43
11.28 8.80 1,104,233 .79 .63 2.84 14
10.70 .79 921,426 .80 .64 2.81 40

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 617,762
Administrative fees 84,357
Distribution fees 7,168
Shareholder servicing fees 1,472
Transfer agent fees 263,249
Trustee fees 2,251
$ 976,259
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,578 $ 740,521 $ 696,115 $ 6 $ 1 $ 77,991 $ 3,187 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,09 5 , 646 , 879 $ 105 ,16 2 , 551 $ (14 3 , 388 , 567 ) $ (38, 226 , 016 ) $ 10,902,076 $ ( 87, 870 , 671 )
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
$ 5,107,388 $ — $ 74,384,978 $ 2,186,271 $ — $ 68,318,691
Total distributable earnings (losses)
$ 2
Additional paid-in capital
(2)

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 521
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.0%
Alabama - 2.6%
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 3,429 5.000 06/01/26 3,459
Birmingham Water and Sewer Board Revenue Bonds (Þ) 1,825 3.750 09/01/26 1,833
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,324
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,627
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 19,280 5.000 07/01/31 20,498
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 7,500 5.000 09/01/32 7,958
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê)(ƒ) 850 4.000 12/01/49 854
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 3.860 10/01/52 2,019
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,500 4.000 10/01/52 5,523
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,848
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(ae)(Ê) 24,865 2.850 04/01/53 24,176
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 715
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,303
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,360 5.250 12/01/53 2,546
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 8,170 5.250 05/01/55 8,846
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,013
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,780
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/40 548
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/41 547
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/44 1,108
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 257
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,070
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 06/01/32 10,766
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 948
Health Care Authority for Baptist Health (The) Revenue Bonds 550 5.000 11/15/37 582
Homewood Educational Building Authority Revenue Bonds 1,475 5.500 10/01/49 1,556
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 355
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 703
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 127
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 333
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 963
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 1,012
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 1,690 5.000 04/01/32 1,805
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(Ê) 3,600 5.000 11/01/32 3,849
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,921
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 871
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,299
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 8,342
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 250 5.250 05/01/44 252
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 748
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 337
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,741
150,362
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,171
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 486

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 166
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 671
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 315
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 325
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 229
Alaska Municipal Bond Bank Authority Revenue Bonds 1,125 5.000 12/01/36 1,228
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/38 813
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/47 787
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 1,004
State of Alaska General Obligation Unlimited 580 5.000 08/01/27 602
State of Alaska General Obligation Unlimited 870 5.000 08/01/28 916
8,713
Arizona - 1.8%
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(ae)(Ê) 125 4.460 11/04/25 124
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,625 1.770 01/01/37 6,498
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 590 4.230 01/01/46 587
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,035 4.460 01/01/46 3,030
Arizona Industrial Development Authority Revenue Bonds 170 2.650 07/01/26 167
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 09/01/26 1,546
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/27 13,502
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 263
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 145
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,192
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 273
Arizona Industrial Development Authority Revenue Bonds (Þ) 240 3.000 12/15/31 223
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 251
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,324
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 97
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 6,017
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 231
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 380
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 214
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,738
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,503
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,675
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,629
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,121
City of Glendale Water & Sewer  Revenue Bonds 1,500 5.000 07/01/42 1,660
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,116
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,113
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,624
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/39 1,954
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,334
City of Phoenix Civic Improvement Corp. Revenue Bonds 4,270 5.000 07/01/41 4,768
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 285
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 1,008
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,777

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 523
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Entertainment Center Community Facilities District Revenue Bonds 2,772 4.000 07/01/37 2,765
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 1,006
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 547
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 44
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 899
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 94
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,056
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 974
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 840
Maricopa County Industrial Development Authority Revenue Bonds 1,225 4.000 07/01/34 1,191
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,156
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 601
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 459
Maricopa County Industrial Development Authority Revenue Bonds 3,780 6.250 03/01/55 4,175
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 06/01/29 5,097
Maricopa County Pollution Control Corp. Revenue Bonds 1,800 2.400 06/01/35 1,469
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 2,960
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 400 5.000 07/01/26 414
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 340
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,120
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 131
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 225
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 801
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,950 5.000 12/01/45 1,970
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,091
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 434
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 325 5.000 06/15/44 325
102,553
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 187
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 222
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 42
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 179
Batesville Public Facilities Board Revenue Bonds 390 5.000 06/01/26 397
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/27 237
City of Batesville Sales & Use Tax Revenue Bonds (µ) 1,355 5.000 02/01/39 1,464
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,728
City of Hot Springs Waterworks Revenue Bonds (µ) 300 4.000 10/01/37 295
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 511
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,079
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,867
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,302
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,856
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,005
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 841

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 331
18,543
California - 7.4%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 130
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 3.810 04/01/56 1,724
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 3.920 04/01/56 1,187
Beaumont Financing Authority Special Tax 990 5.000 09/01/45 1,004
Brentwood Infrastructure Financing Authority Special Assessment (µ) 990 5.000 09/02/29 991
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 207
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 258
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 949
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,250 4.000 08/01/31 1,264
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 9,800 5.000 10/01/32 10,461
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 18,060 5.000 12/01/32 19,363
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 12,325 5.250 01/01/54 13,127
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 294
California County Tobacco Securitization Agency Revenue Bonds 415 4.000 10/15/26 418
California County Tobacco Securitization Agency Revenue Bonds 130 5.000 06/01/49 131
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 474
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 846
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,333
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/27 1,042
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,416
California Health Facilities Financing Authority Revenue Bonds 2,075 5.000 12/01/28 2,195
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 376
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 618
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,643
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/41 1,236
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 255
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/42 5,594
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/43 1,223
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,620
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 863
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 11/01/26 340
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/27 1,168
California Infrastructure & Economic Development Bank Revenue Bonds 4,000 3.250 08/01/29 4,022
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 683
California Infrastructure & Economic Development Bank Revenue Bonds 540 4.000 05/01/40 546
California Infrastructure & Economic Development Bank Revenue Bonds 225 5.000 05/15/40 228
California Infrastructure & Economic Development Bank Revenue Bonds 1,410 5.000 07/01/40 1,522
California Infrastructure & Economic Development Bank Revenue Bonds 2,100 5.000 07/01/41 2,256
California Infrastructure & Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,924
California Infrastructure & Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,489
California Infrastructure & Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 1,058
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 512
California Infrastructure & Economic Development Bank Revenue Bonds 5,000 5.250 07/01/49 5,326
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,458
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,324

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 525
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/25 101
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 736
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 104
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 158
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 590
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 236
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,731
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 376
California Municipal Finance Authority Revenue Bonds 70 4.000 07/01/31 70
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 846
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 104
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,268
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 234
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 856
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 571
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 332
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 364
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 660
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 283
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 195
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 494
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 101
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 789
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 435
California School Finance Authority Revenue Bonds (Þ) 545 5.000 07/01/40 558
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,019
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/44 251
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 125
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 86
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/54 248
California State Public Works Board Revenue Bonds 1,500 5.000 04/01/41 1,683
California State Public Works Board Revenue Bonds 2,040 5.000 04/01/43 2,269
California State Public Works Board Revenue Bonds 1,725 5.000 04/01/45 1,897
California State University Revenue Bonds 6,350 5.000 11/01/41 6,485
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,125 3.500 11/01/27 2,102
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 361
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,168
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 11/01/29 2,550
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 283
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 737
California Statewide Communities Development Authority Revenue Bonds (Þ) 3,125 6.125 11/01/33 3,129
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 378
California Statewide Communities Development Authority Revenue Bonds 75 4.000 09/01/41 72
California Statewide Communities Development Authority Revenue Bonds 3,500 5.000 12/01/41 3,898
California Statewide Communities Development Authority Revenue Bonds 570 5.250 12/01/44 570
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,852
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/28 301
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/30 299

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Special Assessment 435 4.750 09/02/33 447
California Statewide Communities Development Authority Special Tax 550 4.000 09/01/41 525
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,077
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 843
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 716
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,522
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 112
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 387
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 385
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 246
City of Beaumont Special Tax 600 5.000 09/01/43 629
City of Beaumont Special Tax 650 5.000 09/01/44 685
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 488
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 484
City of Calimesa Special Tax 185 4.000 09/01/33 187
City of Fillmore Special Tax 920 5.000 09/01/38 982
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,154
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 522
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 625
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 6,087
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,830
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 6,182
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 13,211
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 24
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,481
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 250
City of Roseville Special Tax 490 4.500 09/01/33 489
City of Roseville Special Tax 30 4.000 09/01/34 29
City of Roseville Special Tax 2,250 5.000 09/01/35 2,277
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 96
City of Roseville Special Tax 40 4.000 09/01/38 38
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 654
City of Roseville Special Tax 1,500 6.000 09/01/53 1,642
City of Sacramento North Natomas Community Facilities District No. 4 Special Tax
(µ) 2,745 5.000 09/01/30 3,033
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,268
Corona Community Facilities District Special Tax 100 5.000 09/01/30 107
Corona Community Facilities District Special Tax 100 5.000 09/01/31 107
Corona Community Facilities District Special Tax 180 5.250 09/01/33 196
Corona-Norco Unified School District General Obligation Unlimited 3,380 4.000 08/01/39 3,418

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 527
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 105
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 296
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 536
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 642
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 415
County of Sacramento Airport System Revenue Bonds 3,550 5.000 07/01/42 3,989
County of Sacramento Airport System Revenue Bonds 2,500 5.000 07/01/43 2,803
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,157
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 418
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 809
Dublin Community Facilities District No 2015-1 Special Tax 2,285 5.000 09/01/37 2,330
East County Advanced Water Purification Joint Powers Authority Revenue Bonds 10,000 3.125 09/01/26 10,001
El Camino Community College District Fountation (The) General Obligation
Unlimited 315 4.000 08/01/43 318
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,072
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 3,914
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 812
Golden State Tobacco Securitization Corp. Revenue Bonds 2,300 5.000 06/01/34 2,490
Golden State Tobacco Securitization Corp. Revenue Bonds 1,150 5.000 06/01/45 1,164
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 454
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,063
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 2,002
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,289
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 694
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,024
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 814
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 439
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,973
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,736
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,174
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,041
Inglewood Unified School District General Obligation Unlimited (µ) 290 5.000 08/01/31 299
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 356
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 515
Irvine Facilities Financing Authority Revenue Bonds 1,850 5.250 05/01/48 1,890
Irvine Unified School District Special Tax 60 5.000 09/01/30 66
Irvine Unified School District Special Tax 60 5.000 09/01/34 65
Irvine Unified School District Special Tax 75 5.000 09/01/36 81
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,148
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,418
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,000
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 627
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,268
Los Angeles Unified School District General Obligation Unlimited 2,135 5.000 07/01/25 2,165
Los Angeles Unified School District General Obligation Unlimited 675 5.000 07/01/26 701
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,442
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 430
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 364
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 477

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 419
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 497
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 596
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 488
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,452
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,253
Menifee Union School District Special Tax 150 5.000 09/01/42 160
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744 09/01/37 2,460
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,038
Northern California Energy Authority Revenue Bonds (~)(Ê) 4,295 5.000 12/01/54 4,554
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 776
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 822
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 368
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 194
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 409
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 425
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,266
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 904
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 688
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 286
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 245
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 561
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 116
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,015
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,167
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 507
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,040
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 316
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 416
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 537
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 248
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 267
Root Creek Water District Community Facilities District No. 2016-1 Impt Area No. 2
Special Tax 2,690 5.000 09/01/43 2,833
Sacramento Airport System Revenue Bonds 4,700 5.000 07/01/41 4,800
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,770 0.785 06/01/34 1,637
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,938
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,118
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,789
San Diego Community College District General Obligation Unlimited (ae) 2,000 5.000 08/01/41 2,081
San Diego Unified School District General Obligation Unlimited 1,000 6.625 07/01/41 990
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 11,019

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 529
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Francisco City & County Airports Commission International Airport Revenue
Bonds 3,000 5.250 05/01/48 3,309
San Jacinto Unified School District Financing Authority Revenue Bonds 100 5.000 09/01/36 104
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 5,140 5.250 01/15/49 5,151
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 452
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,192
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 553
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 820
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,339
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,067
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 884
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 691
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,444
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,508
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,582
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,229
Santa Clara Unified School District General Obligation Unlimited 3,500 3.250 07/01/44 3,098
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,132
South Orange County Public Financing Authority Special Tax 1,500 5.000 08/15/28 1,597
South Orange County Public Financing Authority Special Tax (µ) 700 5.000 08/15/30 750
South Orange County Public Financing Authority Special Tax (µ) 385 5.000 08/15/31 412
Southern California Public Power Authority Revenue Bonds (~)(ae)(Ê) 8,095 5.000 09/01/30 8,601
State of California General Obligation Unlimited 5,000 5.000 04/01/25 5,038
State of California General Obligation Unlimited 3,080 4.000 09/01/43 3,106
State of California General Obligation Unlimited 4,565 5.250 08/01/44 5,184
State of California General Obligation Unlimited 270 5.000 04/01/49 283
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 59
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 56
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 63
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 62
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 65
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 43
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 129
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 105
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 124
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 849
Stockton Community Facilities District Special Tax 525 5.000 09/01/49 550
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,673
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 138
Tobacco Settlement Financing Corp. Revenue Bonds 500 5.000 06/01/35 528
Tobacco Settlement Financing Corp. Revenue Bonds 120 4.000 06/01/49 120
Town of Tiburon Special Assessment 75 2.375 09/02/41 50
Town of Tiburon Special Assessment 150 2.500 09/02/46 90
Transbay Joint Powers Authority Tax Allocation 205 5.000 10/01/35 216
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 719
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 125
Transbay Joint Powers Authority Tax Allocation 250 5.000 10/01/39 260
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/40 124
University of California Revenue Bonds 7,100 5.000 05/15/33 8,288

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of California Revenue Bonds 13,295 5.500 05/15/40 15,652
University of California Revenue Bonds 2,650 5.000 05/15/41 2,709
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,908
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 943
427,930
Colorado - 2.4%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,636
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,131
Arapahoe County School District No. 6 Littleton General Obligation Unlimited 1,500 5.500 12/01/43 1,609
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,038
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,257
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,048
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,040
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 777
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,703
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 2,000 5.000 12/01/33 2,171
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 360 4.000 12/01/46 342
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 275 5.000 12/01/49 290
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 373
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 1,500 5.000 12/15/36 1,567
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 329 4.000 12/01/27 332
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,045
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,499
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,327
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 991
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,333
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,300
City & County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,620
City of Boulder Water & Sewer Revenue Bonds 4,250 4.000 12/01/42 4,242
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 876
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,000 5.000 12/01/42 1,090
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,500 5.000 12/01/43 1,627
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,660 5.250 12/01/49 1,808
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 59
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,001
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 851
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 96
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 24
Colorado Educational & Cultural Facilities Authority Revenue Bonds 330 4.000 10/01/46 280
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 75
Colorado Health Facilities Authority Revenue Bonds 1,725 5.000 11/01/25 1,757
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 704
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,075 5.000 11/15/29 1,175
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,295 5.000 11/15/31 2,562
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,458
Colorado Health Facilities Authority Revenue Bonds 2,000 5.000 05/15/33 2,241
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,107

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,583
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 897
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 6,411
Colorado Health Facilities Authority Revenue Bonds 4,000 5.000 05/15/36 4,421
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,012
Colorado Health Facilities Authority Revenue Bonds 360 5.000 08/01/38 375
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,218
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,042
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,103
Colorado Health Facilities Authority Revenue Bonds 3,010 5.000 12/01/39 3,311
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,207
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 774
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê)(ƒ) 4,785 5.000 08/01/49 4,803
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/26 456
Colorado Housing and Finance Authority Revenue Bonds 930 4.250 11/01/49 938
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,445
Denver Health & Hospital Authority Revenue Bonds 1,465 5.000 12/01/30 1,529
Denver Health & Hospital Authority Revenue Bonds 620 5.000 12/01/31 645
Denver Health & Hospital Authority Revenue Bonds 450 5.000 12/01/33 466
Denver Urban Renewal Authority Tax Allocation (Þ) 1,175 5.250 12/01/39 1,190
E-470 Public Highway Authority Revenue Bonds (SOFR + 0.750%)(ae)(Ê) 5,400 3.979 09/01/26 5,370
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,549
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,075
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,331
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 169
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,297
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,285
Flatiron Meadows Metropolitan District General Obligation Limited (µ) 800 5.000 12/01/39 858
Glen Metropolitan District No. 2 General Obligation Limited 1,320 5.000 12/01/47 1,270
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,048
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 523
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,663
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 999
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 438
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,015
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,185
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 369
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 504
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,502
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,056
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 526
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 319
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 501
State of Colorado Certificate of Participation 2,300 6.000 12/15/38 2,708
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,338
Sterling Ranch Community Authority Board Revenue Bonds 500 3.375 12/01/30 480
Trails at Crowfoot Metropolitan District No. 3 325 4.000 12/01/44 314

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Trailside Metropolitan District No 4 General Obligation Limited (µ) 750 5.000 12/01/39 800
University of Colorado Hospital Authority Revenue Bonds 4,385 5.000 11/15/29 4,795
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 129
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 129
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 834
Village at Dry Creek Metropolitan District No. 2 (The) General Obligation Limited 500 4.375 12/01/44 474
Weld County School District No. RE-4 General Obligation Unlimited 1,000 5.000 12/01/42 1,087
Wildwing Metropolitan District No. 5 General Obligation Limited (µ) 1,000 4.250 12/01/44 990
136,293
Connecticut - 1.7%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,418
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 968
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,716
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 730
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,425
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 253
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,227
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 371
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 179
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 618
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 627
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 471
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 134
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 536
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,939
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 214
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 107
City of New Haven General Obligation Unlimited (µ) 1,000 4.000 08/01/37 994
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,122
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 400
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 405
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 540
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 453
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,605 3.850 05/15/27 1,607
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,020
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 01/01/27 1,902
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê)(ƒ) 6,700 5.000 07/01/49 7,211
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 99
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 07/01/33 2,627
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/35 3,333
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,102
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 457
Connecticut State Health & Educational Facilities Authority Revenue Bonds 475 5.000 07/01/44 484
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,968
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê)(ƒ) 1,315 2.950 07/01/49 1,297
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 653

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Norwalk Housing Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.050 09/01/27 995
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 3,946
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,325
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,118
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,574
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 264
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,632
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 294
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 2,914
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,077
State of Connecticut General Obligation Unlimited 1,750 4.000 04/15/37 1,766
State of Connecticut General Obligation Unlimited 1,000 3.000 11/15/42 875
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,303
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,534
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,367
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,235
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 427
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,932
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,624
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 709
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,583
98,101
Delaware - 0.5%
Delaware State Economic Development Authority Revenue Bonds 45 4.000 08/01/29 45
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 189
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 167
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 622
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,118
Delaware State Housing Authority Revenue Bonds 2,105 4.300 07/01/44 2,046
Delaware State Housing Authority Revenue Bonds 2,000 4.650 07/01/49 1,991
Delaware State Housing Authority Revenue Bonds 6,075 5.750 01/01/55 6,552
Delaware State Housing Authority Revenue Bonds 2,340 6.000 01/01/55 2,569
Delaware State Housing Authority Revenue Bonds 2,800 5.500 07/01/55 3,015
State of Delaware General Obligation Unlimited 3,605 5.000 02/01/25 3,620
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,728
Town of Bridgeville Special Tax 95 4.000 07/01/25 95
Town of Bridgeville Special Tax 100 4.000 07/01/26 101
Town of Bridgeville Special Tax 90 4.000 07/01/27 91
Town of Bridgeville Special Tax 365 4.000 07/01/30 363
Town of Bridgeville Special Tax (Þ) 875 5.250 07/01/44 920
26,232
District of Columbia - 0.9%
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,054
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,580 5.000 06/01/26 1,607
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 07/01/26 5,050
District of Columbia Housing Finance Agency Revenue Bonds (~)(Ê) 1,850 5.000 12/01/26 1,880
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/27 1,583
District of Columbia Housing Finance Agency Revenue Bonds (~)(Ê) 5,000 5.000 12/01/28 5,238
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,611

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,012
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,357
District of Columbia Revenue Bonds 1,755 5.000 10/01/37 2,000
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,783
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,958
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 2,145
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 422
Metropolitan Washington Airports Authority Aviation Revenue Bonds 5,000 5.000 10/01/26 5,204
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 160
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 644
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 805
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,052
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,670
Washington Convention & Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,377
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 658
Washington Metropolitan Area Transit Authority Revenue Bonds 2,500 5.000 07/15/48 2,670
48,940
Florida - 5.8%
Abbott Square Community Development District Special Assessment 125 4.500 06/15/27 125
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 916
AH at Turnpike South Community Development District Special Assessment 70 2.350 05/01/26 69
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 172
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 397
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 230
Arbors Community Development District Special Assessment 105 4.500 05/01/30 105
Arbors Community Development District Special Assessment 130 5.400 05/01/43 132
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,207
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,251
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,294
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,349
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,366
Artisan Lakes East Community Development District Special Assessment 140 2.300 05/01/26 137
Artisan Lakes East Community Development District Special Assessment (Þ) 195 2.300 05/01/26 191
Astonia Community Development District Revenue Bonds 220 4.350 06/15/30 218
Astonia Community Development District Special Assessment (Þ) 85 2.500 05/01/26 84
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 235
Astonia Community Development District Special Assessment 210 4.500 05/01/31 209
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 199
Ave Maria Stewardship Community District Special Assessment 540 2.875 05/01/27 527
Ave Maria Stewardship Community District Special Assessment 170 3.000 05/01/27 166
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 1,986
Ave Maria Stewardship Community District Special Assessment (Þ) 500 4.500 05/01/33 495
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,486
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,736
Avenir Community Development District Special Assessment 120 4.500 05/01/30 120
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 158
Babcock Ranch Community Independent Special District Special Assessment 65 2.375 05/01/26 64
Babcock Ranch Community Independent Special District Special Assessment 250 2.875 05/01/31 231

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 46
Bauer Drive Community Development District Special Assessment 130 4.500 06/15/30 130
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 410
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 788
Bella Collina Community Development District Special Assessment 595 4.250 05/01/31 589
Berry Bay Community Development District Special Assessment 295 4.625 05/01/30 295
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 257
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 214
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 220
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 707
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 639
Bridgewalk Community Development District Special Assessment 100 2.500 06/15/27 94
Bridgewalk Community Development District Special Assessment 225 5.500 12/15/30 231
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 348
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 252
Buena Lago Community Development District Special Assessment 465 4.700 05/01/31 466
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 118
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 88
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 1,004
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 501
Capital Trust Authority Revenue Bonds (Þ) 1,525 5.000 06/01/44 1,506
Caymas Community Development District Special Assessment 300 4.450 05/01/31 298
Celebration Community Development District Special Assessment 100 2.250 05/01/26 98
Celebration Community Development District Special Assessment 115 2.750 05/01/31 106
Center Lake Ranch West Community Development District Special Assessment 445 5.000 05/01/30 450
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 242
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 805
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 119
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 118
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 424
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 127
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 627
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 942
CFM Community Development District Special Assessment 100 2.400 05/01/26 98
CFM Community Development District Special Assessment 125 2.875 05/01/31 116
Charles Cove Community Development District Special Assessment 100 2.400 05/01/26 98
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 261
City of Fort Lauderdale Revenue Bonds (Þ) 210 5.000 07/01/28 214
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 235
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 245
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 260
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,304
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 848
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,283
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,440
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,119
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,774
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,358

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Palmetto Revenue Bonds 165 4.250 06/01/27 165
City of Palmetto Revenue Bonds 400 5.000 06/01/32 416
City of Palmetto Revenue Bonds 300 5.125 06/01/42 309
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,043
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 658
City of Tampa Special Assessment 2,345 5.250 05/01/46 2,439
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,858
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,320
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,979
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 187
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 443
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 227
Coddington Community Development District Special Assessment 175 4.200 05/01/27 174
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,583
Connerton East Community Development District Special Assessment 605 4.250 06/15/30 598
Copes Landing Community Development District Special Assessment 480 4.875 05/01/30 484
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 638
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 645
Cordova Palms Community Development District Special Assessment 100 2.400 05/01/26 98
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment 165 2.800 05/01/31 152
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 175
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 104
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 248
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 156
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 100
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 6,037
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,558
County of Escambia Revenue Bonds (~)(ae)(Ê) 1,500 3.450 10/01/31 1,477
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,064
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,577
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,979
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,356
County of Miami-Dade Transit System Revenue Bonds 9,515 5.000 07/01/44 10,205
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,257
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 4,079
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 369
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 462
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 629
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 549
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 825
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/39 1,194
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 113
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 113
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 57
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 46
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,258
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 786

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of St. Johns Water & Sewer Revenue Bonds 3,000 5.000 06/01/52 3,190
Creek Preserve Community Development District Revenue Bonds (Þ) 500 4.250 11/01/30 497
Creek Preserve Community Development District Special Assessment (Þ) 1,215 4.700 11/01/39 1,202
Cresswind Lake Harris Community Development District Special Assessment 175 4.250 05/01/31 173
Cresswind Lake Harris Community Development District Special Assessment 740 5.000 05/01/44 715
Cross Creek North Community Development District Special Assessment 330 4.500 05/01/30 329
Crossings Community Development District Special Assessment 300 4.750 05/01/31 301
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,705
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 656
Cypress Bay West Community Development District Special Assessment 125 4.625 05/01/30 125
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 696
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 354
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 638
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 110
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 294
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 342
Deer Run Community Development District Special Assessment 1,040 5.400 05/01/39 1,095
Deerbrook Community Development District Revenue Bonds 300 4.375 05/01/30 298
DG Farms Community Development District Special Assessment 65 2.750 05/01/25 65
DW Bayview Community Development District Special Assessment (Þ) 25 2.375 05/01/26 24
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 55
Eagle Pointe Community Development District Special Assessment (Þ) 10 3.000 05/01/25 10
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 57
East 547 Community Development District Revenue Bonds 305 5.500 05/01/30 313
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 337
East Nassau Stewardship District Special Assessment 125 2.400 05/01/26 122
East Nassau Stewardship District Special Assessment 225 3.000 05/01/31 209
Eden Hills Community Development District Special Assessment 40 3.250 05/01/27 39
Edgewater East Community Development District Special Assessment 20 2.500 05/01/26 20
Edgewater East Community Development District Special Assessment 95 3.000 05/01/27 93
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 94
Edgewater West Community Development District Special Assessment 1,000 4.500 05/01/31 986
Elevation Pointe Community Development District Special Assessment 205 3.900 05/01/27 203
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 242
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,060
Enbrook Community Development District Special Assessment (Þ) 55 2.500 05/01/25 54
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 339
Epperson North Community Development District Special Assessment 40 2.500 05/01/26 39
Epperson North Community Development District Special Assessment 200 2.450 11/01/26 194
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 141
Epperson North Community Development District Special Assessment 275 3.100 11/01/31 255
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 376
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,041
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 369
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 560
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,036
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 165
Esplanade Lake Club Community Development District Special Assessment 100 3.250 11/01/25 99

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Esplanade Lake Club Community Development District Special Assessment 170 4.000 11/01/40 150
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 172
Florida Development Finance Corp. Revenue Bonds (Þ) 110 4.000 06/01/25 110
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 292
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 99
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 100
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 138
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 169
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 932
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 771
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 811
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 155
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 101
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,278
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,344
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,780
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,820
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 869
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 128
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 225
Florida Development Finance Corp. Revenue Bonds 1,000 5.250 06/01/44 1,055
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 788
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 148
Florida Housing Finance Corp. (~)(Ê) 275 3.350 10/01/27 275
Florida Insurance Assistance Revenue Bonds 1,780 5.000 09/01/25 1,788
Florida Insurance Assistance Revenue Bonds 605 5.000 09/01/26 618
Florida Insurance Assistance Revenue Bonds 1,425 5.000 09/01/27 1,468
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,877
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 207
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 198
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 100
Flow Way Community Development District Special Assessment 1,100 5.000 05/01/44 1,128
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 50
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 104
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 104
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 108
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 113
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 112
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 859
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 308
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 519
Gracewater Sarasota Community Development District Special Assessment 240 2.400 05/01/26 235
Grand Oaks Community Development District Special Assessment 115 2.625 11/01/26 112
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 751
Grove Resort Community Development District Special Assessment 90 2.950 05/01/27 88
Hacienda North Community Development District Special Assessment 1,000 5.500 05/01/33 1,033
Hammock Oaks Community Development District Special Assessment 170 4.875 05/01/30 171
Hammock Oaks Community Development District Special Assessment 345 5.000 05/01/31 346

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 853
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 422
Harmony West Community Development District Special Assessment 175 4.125 05/01/30 173
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 624
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 620
Harvest Ridge Community Development District Special Assessment 650 5.375 05/01/54 652
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 100
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 295
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 285
Hills Minneola Community Development District Special Assessment (Þ) 50 3.000 05/01/25 50
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 134
Hillsborough County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 710 3.250 09/01/27 707
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 10,997
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 326
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 472
Hyde Park Community Development District No. 2 Special Assessment 265 3.250 05/01/27 260
Island Lakes Estate Special Assessment 310 4.875 12/15/28 312
JEA Water & Sewer System Revenue Bonds 9,295 5.250 10/01/49 10,164
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,099
K-Bar Ranch II Community Development District Special Assessment (Þ) 255 4.000 05/01/28 252
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 92
Kelly Park Community Development District Special Assessment 280 5.125 11/01/30 287
Kindred Community Development District II Special Assessment 115 2.200 05/01/26 112
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 124
Kingman Gate Community Development District Special Assessment 85 2.500 06/15/26 83
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 234
Knightsbridge Community Development District Revenue Bonds (Þ) 690 5.200 06/15/44 686
Lake Emma Community Development District Special Assessment (Þ) 110 4.500 05/01/30 110
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 369
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 380
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 391
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 406
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 415
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,490
Lakewood Park Community Development District Special Assessment 170 4.750 05/01/30 171
Lakewood Ranch Stewardship District Special Assessment 315 2.125 05/01/26 308
Lakewood Ranch Stewardship
District
Special Assessment (µ) 550 2.000 05/01/27 528
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 531
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 295
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 96
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 238
Lakewood Ranch Stewardship District Special Assessment 410 2.700 05/01/31 377
Lakewood Ranch Stewardship District Special Assessment 545 4.500 05/01/31 545
Lakewood Ranch Stewardship District Special Assessment 420 4.625 05/01/31 422
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 532
Lakewood Ranch Stewardship District Special Assessment 585 5.250 05/01/44 585
Laurel Road Community Development District Special Assessment 130 2.600 05/01/26 128
Laurel Road Community Development District Special Assessment 555 3.125 05/01/31 483

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lee County Industrial Development Authority Revenue Bonds 1,550 4.375 11/15/29 1,555
Lee County Industrial Development Authority Revenue Bonds (~)(Ê) 2,635 5.000 04/01/33 2,669
Liberty Cove Community Development District Special Assessment 240 4.800 05/01/31 241
Longleaf Community Development District Special Assessment 250 4.375 05/01/31 246
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 850
LT Ranch Community Development District Special Assessment 105 5.200 05/01/27 106
LT Ranch Community Development District Special Assessment 880 4.650 05/01/31 881
LTC Ranch West Residential Community Development District Special Assessment 345 4.750 05/01/31 346
LTC Ranch West Residential Community Development District Special Assessment 140 4.850 05/01/31 140
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 1,008
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 185 3.800 05/01/27 183
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 522
Meadow View at Twin Creeks Community Development District Special Assessment 440 2.400 05/01/26 431
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 191
Mediterranea Community Development District Special Assessment 220 4.250 05/01/29 218
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,106
Merrick Square Community Development District Special Assessment 175 4.500 05/01/30 174
Middleton Community Development District A Special Assessment 600 4.200 05/01/39 580
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Midtown Miami Community Development District Special Assessment 1,960 5.000 05/01/37 1,960
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 455
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 535
North Dade Community Development District Special Assessment 92 3.500 05/01/25 91
North Dade Community Development District Special Assessment 96 3.500 05/01/26 95
North Dade Community Development District Special Assessment 100 3.500 05/01/27 98
North Dade Community Development District Special Assessment 99 3.500 05/01/28 96
North Dade Community Development District Special Assessment 327 3.750 05/01/31 314
North Dade Community Development District Special Assessment 824 4.000 05/01/38 763
North Springs Improvement District Special Assessment (µ) 2,000 4.000 05/01/41 1,986
Orange County Health Facilities Authority Revenue Bonds 2,055 5.000 08/01/40 2,198
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 513
Palm Beach County Educational Facilities Authority Revenue Bonds 1,000 5.000 10/01/34 1,060
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 306
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 150
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 96
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 615
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 988
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 224
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,588
Palm Coast Park Community Development District Special Assessment 55 2.400 05/01/26 54
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 200
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 755
Park East Community Development District Special Assessment 220 2.400 11/01/26 205
Parker Pointe Community Development District Special Assessment 450 4.950 05/01/31 455
Parker Road Community Development District Special Assessment 60 3.100 05/01/25 59
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 240
Parkview at Long Lake Ranch Community Development District Special Assessment 135 2.500 05/01/25 134
Parkway Center Community Development District Special Assessment 95 3.500 05/01/25 95

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 541
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parkway Center Community Development District Special Assessment 100 4.000 05/01/26 101
Parkway Center Community Development District Special Assessment 105 4.000 05/01/27 106
Parkway Center Community Development District Special Assessment 110 4.000 05/01/28 112
Parrish Plantation Community Development District Special Assessment 100 4.750 05/01/31 100
Paseo Community Development District Capital Improvements Special Assessment 455 4.000 05/01/25 455
Paseo Community Development District Capital Improvements Special Assessment 495 4.000 05/01/27 502
Paseo Community Development District Capital Improvements Special Assessment 375 4.500 05/01/31 389
Pine Isle Community Development District Special Assessment (Þ) 190 2.375 12/15/26 186
Pine Isle Community Development District Special Assessment 100 4.500 06/15/30 100
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 93
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 531
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 813
Pioneer Ranch Community Development District Special Assessment (Þ) 365 4.200 05/01/31 360
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 06/01/26 527
Portico Community Development District Special Assessment 25 3.250 05/01/31 23
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 197
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 320
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,520
Prosperity Lakes Community Development District Revenue Bonds 230 5.150 12/15/30 234
Ranches At Lake Mcleod Community Development District Special Assessment 155 4.625 06/15/30 155
Reunion East Community Development District Special Assessment 280 2.400 05/01/26 274
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 648
Reunion West Community Development District Special Assessment 75 2.600 05/01/27 73
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 393
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 385
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 380
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 409
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 397
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 511
River Glen Community Development District Special Assessment 151 2.500 05/01/29 142
River Glen Community Development District Special Assessment 159 2.500 05/01/31 144
River Glen Community Development District Special Assessment 750 3.000 05/01/31 689
River Glen Community Development District Special Assessment 509 3.000 05/01/34 453
River Glen Community Development District Special Assessment 750 3.000 05/01/36 611
River Glen Community Development District Special Assessment 685 3.000 05/01/38 573
River Hall Community Development District Special Assessment 220 5.375 05/01/30 225
River Landing Community Development District Special Assessment 850 4.125 05/01/40 776
Rivers Edge III Community Development District Special Assessment (Þ) 105 2.400 05/01/26 103
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 279
Riverwalk Community Development District Special Assessment 610 4.650 05/01/31 610
Rivington Community Development District Special Assessment 215 3.250 05/01/27 211
Rivington Community Development District Special Assessment 430 3.625 05/01/32 406
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 336
Rolling Hills Community Development District Special Assessment 370 3.650 05/01/32 336
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 407
Rye Crossing Community Development District Special Assessment 180 4.125 05/01/30 177
Rye Crossing Community Development District Special Assessment (Þ) 200 5.000 11/01/30 202
Sabal Palm Community Development District Special Assessment 810 5.000 05/01/34 842

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 82
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 156
Sanctuary Cove Community Development District Special Assessment 5 2.125 05/01/26 5
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 174
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 312
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 608
Sandmine Road Community Development District Special Assessment 185 2.300 11/01/26 179
Sandmine Road Community Development District Special Assessment 85 5.000 11/01/29 86
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 128
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,412
Sarasota National Community Development District Special Assessment 125 3.625 05/01/31 121
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,968
Savanna Lakes Community Development District Special Assessment (Þ) 175 4.250 06/15/30 173
Savanna Lakes Community Development District Special Assessment 375 4.625 06/15/31 375
Sawgrass Village Community Development District Special Assessment 100 4.875 05/01/30 101
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 249
Sawyers Landing Community Development District Special Assessment 295 3.250 05/01/26 291
Scenic Terrace South Community Development District Special Assessment 45 3.750 05/01/27 45
Scenic Terrace South Community Development District Special Assessment 215 5.750 11/01/30 225
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,032
School District of Broward County General Obligation Unlimited 885 5.000 07/01/39 963
School District of Broward County General Obligation Unlimited 590 5.000 07/01/40 639
Seaton Creek Reserve Community Development District Special Assessment (Þ) 220 4.625 06/15/30 220
Sebastian Isles Community Development District Special Assessment 285 4.250 05/01/31 283
Sebastian Isles Community Development District Special Assessment 700 5.000 05/01/44 681
Sedona Point Community Development District Special Assessment 260 4.125 06/15/30 256
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 347
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 347
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 495
Seminole Palms Community Development District Special Assessment 290 4.750 05/01/30 291
Seminole Palms Community Development District Special Assessment (Þ) 700 4.450 05/01/31 690
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 550
Shingle Creek at Bronson Community Development District Special Assessment 100 2.500 06/15/26 98
Siena North Community Development District Special Assessment 80 2.875 06/15/27 78
Silver Oaks Community Development District Special Assessment 300 4.700 05/01/31 301
Silver Palms West Community Development District Special Assessment 255 2.600 06/15/27 247
Silverlake Community Development District Special Assessment 175 4.500 05/01/30 174
Six Mile Creek Community Development District Special Assessment 495 4.750 05/01/30 497
Six Mile Creek Community Development District Special Assessment 250 4.300 05/01/31 246
Somerset Bay Community Development District Special Assessment (Þ) 370 4.850 05/01/31 373
Somerset Community Development District Special Assessment 215 4.000 05/01/25 214
Somerset Community Development District Special Assessment 600 4.000 05/01/26 595
Somerset Community Development District Special Assessment 625 4.000 05/01/27 618
Somerset Community Development District Special Assessment 460 4.000 05/01/32 447
Sorrento Pines Community Development District Revenue Bonds 175 4.375 05/01/30 174
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 99
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 242
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,890

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 470
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 221
South Village Community Development District Special Assessment 415 3.500 05/01/32 407
South Village Community Development District Special Assessment 230 3.750 05/01/38 220
Southern Groves Community Development District No. 5 Special Assessment 100 2.400 05/01/26 98
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 631
Southshore Bay Community Development District Revenue Bonds 415 4.750 05/01/31 417
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 204
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 207
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 210
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 218
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 221
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,114
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,210
Stonewater Community Development District Special Assessment (Þ) 165 2.250 11/01/26 160
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 481
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,252
Stoneybrook North Community Development District Special Assessment 215 5.500 11/01/29 222
Stoneybrook South at Championsgate Community Development District Special
Assessment 205 4.500 06/15/30 204
Storey Drive Community Development District Special Assessment 120 2.550 06/15/27 112
Stuart Crossing Community Development District Revenue Bonds (Þ) 260 4.375 05/01/31 258
Summer Woods Community Development District Special Assessment 105 2.500 05/01/26 103
Summerstone Community Development District Special Assessment (Þ) 120 2.200 05/01/26 117
Sumter County School Board Revenue Bonds (µ) 600 5.250 01/01/49 649
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 510
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 369
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,694
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,320
Tern Bay Community Development District Special Assessment 620 3.125 06/15/27 606
Terreno Community Development District Special Assessment 265 4.250 05/01/30 262
Timber Creek Community Development District Special Assessment (Þ) 45 4.125 11/01/24 45
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 400
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 534
Timber Creek Southwest Community Development District Special Assessment 135 2.500 06/15/25 133
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 614
Tohoqua Community Development District Special Assessment 320 3.125 05/01/31 299
Tolomato Community Development District Special Assessment 1,050 2.625 05/01/27 1,021
Tolomato Community Development District Special Assessment 275 2.875 05/01/27 268
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,470
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,738
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,375
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,084
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 801
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 522
Tolomato Community Development District Special Assessment 880 4.800 05/01/44 839
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,865
Town of Davie Revenue Bonds 550 5.000 04/01/33 575
Tradition Community Development District No. 9 Special Assessment 65 2.300 05/01/26 64

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 248
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 413
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 194
Tuckers Pointe Community Development District Special Assessment 30 3.000 05/01/27 29
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 93
Two Lakes Community Development District Special Assessment 715 5.000 05/01/33 758
Two Lakes Community Development District Special Assessment 400 5.000 05/01/44 416
Two Rivers East Community Development District Special Assessment 825 4.875 05/01/30 837
Two Rivers North Community Development District Special Assessment 80 4.625 05/01/27 80
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 640
Union Park East Community Development District Special Assessment (Þ) 43 2.400 05/01/26 42
Varrea South Community Development District Special Assessment 300 4.250 05/01/30 297
V-Dana Community Development District Special Assessment 195 2.600 05/01/26 191
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 117
Venetian Parc Community Development District Revenue Bonds 1,340 5.000 05/01/44 1,348
Veranda Community Development District II Special Assessment (Þ) 15 2.500 05/01/26 15
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 47
Veranda Landing Community Development District Special Assessment 270 4.500 06/15/30 269
Verano No. 3 Community Development District Special Assessment 40 2.375 05/01/26 39
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 113
Vida's Way Community Development District Special Assessment 355 4.150 05/01/31 351
Viera Stewardship District Special Assessment 155 2.300 05/01/26 152
Viera Stewardship District Special Assessment 460 2.800 05/01/31 425
Viera Stewardship District Special Assessment 300 4.600 05/01/33 298
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,007
Village Community Development District No. 12 Special Assessment 1,130 3.800 05/01/28 1,132
Village Community Development District No. 13 Special Assessment 495 1.800 05/01/26 485
Village Community Development District No. 15 Special Assessment (Þ) 175 4.250 05/01/28 177
Village Community Development District No. 15 Special Assessment (Þ) 665 4.375 05/01/33 679
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 208
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 97
Villamar Community Development District Special Assessment 230 4.875 05/01/30 232
Villamar Community Development District Special Assessment 255 3.625 05/01/32 244
Villamar Community Development District Special Assessment 295 3.500 11/01/32 279
Villamar Community Development District Special Assessment 915 5.625 05/01/43 942
Volusia County Educational Facility Authority Revenue Bonds 1,925 5.000 06/01/33 1,932
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,306
Waterford Community Development District Special Assessment 250 4.375 05/01/31 246
Watergrass Community Development District II Special Assessment 200 2.000 05/01/26 195
Watergrass Community Development District II Special Assessment 635 4.450 05/01/28 634
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 953
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,270
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,100
West Hillcrest Community Development District Special Assessment 370 4.500 06/15/30 369
West Port Community Development District Special Assessment 125 4.250 05/01/27 125
West Villages Improvement District Special Assessment 280 5.250 05/01/30 285
West Villages Improvement District Special Assessment 825 3.125 05/01/31 772
West Villages Improvement District Special Assessment 750 4.500 05/01/31 747

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 545
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westside Haines City Community Development District Special Assessment 65 2.500 05/01/26 64
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 200
Westview North Community Development District Special Assessment 300 5.000 06/15/29 303
Westview South Community Development District Special Assessment 185 4.750 05/01/28 186
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 101
Willowbrook Community Development District Special Assessment 250 4.950 05/01/31 253
Willows Community Development District Special Assessment 300 4.700 05/01/29 301
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 931
Windward at Lakewood Ranch Community Development District Special Assessment 245 3.250 05/01/27 240
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 515
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 91
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 243
332,233
Georgia - 3.3%
Athens-Clarke County Unified Government Development Authority Revenue Bonds 850 3.000 06/15/39 753
Atlanta Development Authority (The) Tax Allocation (Þ) 500 5.000 04/01/34 504
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 785 2.375 07/01/26 767
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,882
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 4,700 5.000 05/01/27 4,904
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 778
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 991
City of Atlanta Department of Aviation Revenue Bonds 1,000 5.000 07/01/41 1,108
City of Atlanta Department of Aviation Revenue Bonds 1,000 5.000 07/01/42 1,102
City of Atlanta Water & Wastewater Revenue Bonds (ae) 1,000 5.000 11/01/33 1,008
City of Atlanta Water & Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,420
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,415
Coweta County Water & Sewage Authority Revenue Bonds 160 4.000 06/01/46 159
Coweta County Water & Sewage Authority Revenue Bonds 325 5.000 06/01/49 352
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 5,425 3.375 03/12/27 5,442
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 06/13/28 762
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê)(ƒ) 800 2.875 12/01/49 793
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê)(ƒ) 250 1.000 07/01/49 235
Gainesville & Hall County Hospital Authority Revenue Bonds 2,000 5.000 10/15/30 2,186
Gainesville & Hall County Hospital Authority Revenue Bonds 2,000 5.000 10/15/34 2,245
Gwinnett County School District General Obligation Unlimited 7,500 5.000 08/01/25 7,611
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 400 4.000 11/01/24 400
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,338
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 546
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,939
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 7,100 5.000 04/01/31 7,577
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,500 5.000 09/01/31 7,994
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 28,750 5.000 12/01/31 30,582
Main Street Natural Gas, Inc. Revenue Bonds 5,450 5.000 12/01/31 5,797
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 13,500 5.000 03/01/32 14,380
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê)(ƒ) 4,460 4.000 08/01/49 4,460
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,028
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,509
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/52 6,327
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,670 5.000 07/01/53 2,830

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 36,000 4.929 12/01/53 36,114
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 840 5.000 12/01/53 893
Monterey Regional Waste Management Authority Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,215
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,213
Paulding County Hospital Authority Revenue Bonds (µ) 1,975 4.000 04/01/41 2,003
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 381
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 743
State of Georgia General Obligation Unlimited 9,585 5.000 07/01/25 9,710
Sunbridge Stewardship District Special Assessment 125 4.500 05/01/27 125
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 354
Sunbridge Stewardship District Special Assessment 920 5.400 05/01/42 934
187,809
Guam - 0.7%
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/30 216
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/32 109
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/33 110
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/34 110
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/37 217
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/38 217
Antonio B Won Pat International Airport Authority Revenue Bonds 290 5.000 10/01/39 313
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/40 215
Antonio B Won Pat International Airport Authority Revenue Bonds 410 5.000 10/01/41 440
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/42 214
Antonio B Won Pat International Airport Authority Revenue Bonds 245 5.000 10/01/43 260
Guam Business Privilege Tax Revenue Bonds 75 5.000 01/01/28 79
Guam Business Privilege Tax Revenue Bonds 100 5.000 01/01/29 105
Guam Business Privilege Tax Revenue Bonds 300 5.000 01/01/31 320
Guam Business Privilege Tax Revenue Bonds 5,980 4.000 01/01/36 5,870
Guam Department of Education Certificate of Participation 265 3.625 02/01/25 265
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 264
Guam Government Waterworks Authority Revenue Bonds 375 5.000 07/01/25 378
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 626
Guam Government Waterworks Authority Revenue Bonds 1,625 5.000 07/01/38 1,760
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,383
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 2,021
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 404
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,885
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,770
Guam Power Authority Revenue Bonds 425 5.000 10/01/41 457
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,003
Territory of Guam Revenue Bonds 50 5.000 11/01/27 52
Territory of Guam Revenue Bonds 50 5.000 11/01/28 52
Territory of Guam Revenue Bonds 7,725 5.000 11/15/28 7,784
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,042
Territory of Guam Revenue Bonds 50 5.000 11/01/29 52
Territory of Guam Revenue Bonds 175 5.000 11/01/30 184
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,573
Territory of Guam Revenue Bonds 555 5.000 12/01/35 561

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 980 5.000 12/01/36 991
38,302
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,613
City & County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,302
Hawaii State General Obligation Unlimited 1,500 5.000 01/01/37 1,602
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 283
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 252
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 368
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 600 5.000 07/01/34 607
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,141
7,168
Idaho - 0.3%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,053
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,101
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,055
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,377
Idaho Housing & Finance Association Revenue Bonds 1,390 3.100 01/01/25 1,387
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,071
Idaho Housing & Finance Association Revenue Bonds 4,560 6.000 07/01/54 5,013
16,729
Illinois - 11.7%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,045
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 636
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 205
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 48
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 23
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 32
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 595
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 274
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 685
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,514
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 9,217
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,888
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,810
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,326
Chicago Board of Education General Obligation Unlimited 3,575 5.000 12/01/31 3,673
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,749
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 8,057
Chicago Board of Education General Obligation Unlimited 1,465 5.250 12/01/35 1,466
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,934
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,270
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,419
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/39 250
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,349
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,385

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 6,875 5.000 12/01/47 6,798
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,433
Chicago Board of Education Revenue Bonds 250 5.000 04/01/34 255
Chicago Board of Education Revenue Bonds 265 5.750 04/01/34 276
Chicago Board of Education Revenue Bonds 325 5.000 04/01/35 331
Chicago Board of Education Revenue Bonds 415 5.000 04/01/36 421
Chicago Board of Education Revenue Bonds 225 5.000 04/01/37 228
Chicago Board of Education Revenue Bonds 785 5.000 04/01/46 790
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,543
Chicago Midway International Airport Revenue Bonds 4,000 5.000 01/01/41 4,036
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,469
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,593
Chicago O'Hare International Airport Revenue Bonds 2,745 5.000 01/01/32 2,751
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,412
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,315
Chicago O'Hare International Airport Revenue Bonds 6,500 4.000 01/01/37 6,517
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,524
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,238
Chicago O'Hare International Airport Revenue Bonds 9,050 5.000 01/01/39 9,563
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,858
Chicago O'Hare International Airport Revenue Bonds 6,210 5.000 01/01/41 6,689
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 394
Chicago O'Hare International Airport Revenue Bonds 3,075 5.000 01/01/42 3,346
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,087
Chicago O'Hare International Airport Revenue Bonds 3,900 5.000 01/01/43 4,228
Chicago O'Hare International Airport Revenue Bonds 3,250 5.250 01/01/44 3,571
Chicago O'Hare International Airport Revenue Bonds (µ) 4,500 5.000 12/01/44 4,502
Chicago O'Hare International Airport Revenue Bonds 2,300 5.000 01/01/45 2,477
Chicago O'Hare International Airport Revenue Bonds 4,500 5.000 01/01/48 4,763
Chicago O'Hare International Airport Revenue Bonds 8,970 5.250 12/01/49 8,974
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,109
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,917
Chicago Park District General Obligation Limited 1,000 5.000 01/01/38 1,105
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,098
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 15,019
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,901
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 3,948
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,643
Chicago Sales Tax Securitization Corp. Revenue Bonds 1,695 5.000 01/01/28 1,795
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,015 5.000 01/01/29 7,538
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 8,163
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,734
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 713
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 260
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,307
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 215
Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 220
Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,149

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Belleville Sales Tax Revenue Tax Allocation 30 3.250 07/01/29 30
City of Belleville Sales Tax Revenue Tax Allocation 325 3.750 07/01/41 309
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 774
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 872
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 434
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 590
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,749
City of Chicago General Obligation Unlimited (µ) 2,650
Zero
coupon 01/01/27 2,475
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 699
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,903
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 909
City of Chicago General Obligation Unlimited (µ) 15 5.250 01/01/31 15
City of Chicago General Obligation Unlimited 5,000 4.000 01/01/32 4,999
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,259
City of Chicago General Obligation Unlimited 865 5.250 01/01/32 866
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 2,064
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 220
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 635
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,715
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,907
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,173
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 689
City of Chicago General Obligation Unlimited 6,615 5.000 01/01/44 6,726
City of Chicago General Obligation Unlimited 1,465 5.500 01/01/49 1,504
City of Chicago Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/01/25 3,051
City of Chicago Special Assessment (Þ) 300 3.200 12/01/29 284
City of Chicago Special Assessment (Þ) 325 3.290 12/01/30 305
City of Chicago Special Assessment (Þ) 348 3.380 12/01/31 324
City of Chicago Special Assessment (Þ) 275 3.450 12/01/32 254
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,017
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,632
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,079
City of Chicago Wastewater Transmission Revenue Bonds 4,070 5.000 01/01/39 4,073
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,096
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,472
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/26 1,040
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,291
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,001
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,012
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,095
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,092
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,193
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,335
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 3,021
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 129
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 214
City of Springfield Electric Revenue Revenue Bonds (µ) 10,000 3.000 03/01/38 8,964

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,625
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 465
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,363
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 328
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,318
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 2,007
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,755
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 290
County of Cook Sales Tax Revenue Bonds 500 4.000 11/15/39 502
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 458
County of Cook Sales Tax Revenue Bonds 1,500 5.000 11/15/41 1,629
County of Cook Sales Tax Revenue Bonds 1,385 5.000 11/15/42 1,496
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 504
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,433
Illinois Finance Authority Revenue Bonds 2,540 4.000 06/15/25 2,549
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 297
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 458
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 134
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 510
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 475
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,029
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 257
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,136
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 408
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 536
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 323
Illinois Finance Authority Revenue Bonds 625 5.000 08/01/30 652
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 695
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 256
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 241
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 328
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 264
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 512
Illinois Finance Authority Revenue Bonds 305 5.000 10/01/33 325
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,898
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 209
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,026
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,723
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,012
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,393
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,141
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,008
Illinois Finance Authority Revenue Bonds 725 4.250 10/01/39 717
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 801
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 201
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 92
Illinois Finance Authority Revenue Bonds 2,575 4.375 10/01/41 2,534

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 96
Illinois Finance Authority Revenue Bonds 11,485 5.000 08/15/44 11,504
Illinois Finance Authority Revenue Bonds 590 4.700 10/01/44 592
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 201
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 504
Illinois Finance Authority Revenue Bonds 1,400 4.000 10/01/49 1,404
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 05/15/50 3,500
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,169
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 3,535 4.450 04/01/43 3,462
Illinois General Obligation Unlimited 1,925 5.000 05/01/33 1,929
Illinois General Obligation Unlimited 400 4.000 11/01/34 400
Illinois General Obligation Unlimited 490 5.250 05/01/38 535
Illinois General Obligation Unlimited 805 5.250 05/01/39 874
Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,609
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 1,415 4.000 06/01/26 1,416
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/26 4,390
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 02/01/27 4,830
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,420
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 955
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,001
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,091
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,030
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,435
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,656
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,259
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,215
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 503
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,118
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,139
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,099
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,096
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 851
Metropolitan Pier & Exposition Authority Revenue Bonds 1,615 4.000 12/15/26 1,643
Metropolitan Pier & Exposition Authority Revenue Bonds 380 4.000 12/15/27 389
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 374
Metropolitan Pier & Exposition Authority Revenue Bonds 800 5.000 06/15/29 841
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 257
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,726
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,364
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 582
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 626
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,757
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 521
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 420
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,143
Metropolitan Pier & Exposition Authority Revenue Bonds 1,250 4.000 12/15/42 1,216

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 600
Zero
coupon 06/15/44 257
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,231
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 3,475
Zero
coupon 12/15/56 788
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,518
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 338
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 344
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 481
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,329
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/29 2,149
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,252
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,093
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 790
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 509
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 503
South Sangamon Water Commission General Obligation Unlimited (µ) 175 4.000 01/01/33 179
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 56
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 50
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 60
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,476
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 854
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,025
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,700 5.500 12/01/36 3,032
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,833
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 135 5.000 01/01/26 137
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 250 5.000 01/01/29 265
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 325 5.000 01/01/37 356
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 300 5.000 01/01/38 328
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 350 5.000 01/01/40 381
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 220 5.000 01/01/41 239
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 525 5.000 01/01/43 565
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 600 5.000 01/01/44 643
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 400 5.000 01/01/49 423
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,000
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,291
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,315
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,541
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 125
State of Illinois General Obligation Unlimited 1,155 5.000 11/01/27 1,215
State of Illinois General Obligation Unlimited 200 5.000 05/01/28 200
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,713
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 11,377
State of Illinois General Obligation Unlimited 880 5.250 02/01/29 882
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,368
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,391
State of Illinois General Obligation Unlimited 4,775 5.000 11/01/29 4,988

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,541
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,024
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,180
State of Illinois General Obligation Unlimited 705 5.000 04/01/31 707
State of Illinois General Obligation Unlimited 1,295 5.000 05/01/31 1,298
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,361
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 118
State of Illinois General Obligation Unlimited 2 , 15 0 5.000 02/01/39 2,211
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 980
State of Illinois General Obligation Unlimited 1,405 5.000 05/01/40 1,519
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 799
State of Illinois General Obligation Unlimited 1,250 5.000 05/01/41 1,346
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 738
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 736
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,215
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,020
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 501
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,031
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,684
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,222
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,393
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,123
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 415
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,080
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,093
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 637
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 647
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,479
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,576
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,116
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,142
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 727
Will County Forest Preserve District General Obligation Limited 500 5.000 12/15/40 551
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,629
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 393
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 848
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,138
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 5,173
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 986
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,474
674,752
Indiana - 1.2%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,127
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,696
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,254
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,498
City of Rockport Revenue Bonds 1,275 3.125 07/01/25 1,265

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 547
Indiana Finance Authority Revenue Bonds 1,500 4.125 12/01/26 1,501
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 25
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 960
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 830
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 749
Indiana Finance Authority Revenue Bonds 170 5.000 03/01/39 183
Indiana Finance Authority Revenue Bonds 175 5.000 03/01/40 188
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Indiana Finance Authority Revenue Bonds 23,285 5.000 12/01/40 23,373
Indiana Finance Authority Revenue Bonds 115 5.000 03/01/41 123
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,649
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 875
Indiana Finance Authority Revenue Bonds 325 5.250 11/15/46 327
Indiana Finance Authority Revenue Bonds 750 4.250 03/01/49 712
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê)(ƒ) 400 2.100 11/01/49 387
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,103
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,823
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,698
Northwestern School Building Corp. Revenue Bonds 800 6.000 07/15/39 910
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,131
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,761
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 272
Tippecanoe County School Building Corp. Revenue Bonds 500 6.000 07/15/41 580
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,178
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,478
67,243
Iowa - 0.5%
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,050
City of Coralville General Obligation Unlimited (µ) 1,170 5.000 06/01/42 1,229
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,059
City of Coralville General Obligation Unlimited (µ) 735 5.000 05/01/36 771
City of Coralville General Obligation Unlimited (µ) 1,400 5.000 05/01/38 1,465
City of Coralville General Obligation Unlimited (µ) 2,265 5.000 05/01/40 2,357
City of Coralville General Obligation Unlimited (µ) 1,650 5.000 05/01/41 1,714
City of Coralville Revenue Bonds 860 5.000 05/01/42 872
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,151
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 441
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 715
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,635
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 669
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,514
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 363
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 385
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/50 957
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 389
Iowa Higher Education Loan Authority Revenue Bonds 225 4.000 10/01/35 216
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 386
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 390

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 420
Tobacco Settlement Financing Corp. Revenue Bonds 65 4.000 06/01/49 64
West Des Moines Community School District Infrastructure Sales Services & Use Tax
Revenue Bonds (µ) 2,265 6.000 07/01/29 2,470
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,109
27,791
Kansas - 0.3%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,167
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 06/01/26 1,243
City of Manhattan Revenue Bonds 125 4.000 06/01/36 115
City of Prairie Village Tax Allocation 145 2.875 04/01/30 142
City of Prairie Village Tax Allocation 500 3.125 04/01/36 477
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 90
Kansas Development Finance Authority Revenue Bonds (~)(Ê) 6,795 5.000 06/01/43 7,036
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,127
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,015
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,007
University of Kansas Hospital Authority Revenue Bonds 2,000 4.000 03/01/37 2,022
Wyandotte County City Unified Government Revenue Bonds 1,330 4.500 06/01/40 1,323
16,764
Kentucky - 1.4%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,601
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,749
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 201
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 781
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 811
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,129
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,389
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,732
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,004
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 335
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,105
Kentucky Interlocal School Transportation Association Certificate Participation 210 4.000 03/01/26 213
Kentucky Interlocal School Transportation Association Certificate Participation 200 4.000 03/01/27 205
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,935
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,899
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,105
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 02/01/32 8,722
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 20,450 5.000 08/01/32 21,874
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,007
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 472
Kentucky State Property & Building Commission Revenue Bonds 4,725 5.000 11/01/25 4,816
Kentucky State Property & Building Commission Revenue Bonds 7,270 5.000 11/01/27 7,715
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 799
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,791
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 876
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,327
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 890

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 598
78,081
Louisiana - 2.2%
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 296
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 508
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,010
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 351
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,072
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 2,996
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,013
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,651
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 31,180 0.180 08/01/35 31,180
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 29,280 0.180 12/01/40 29,280
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 815
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,924
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 365
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 74
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 279
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 711
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,987
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/27 2,022
Louisiana Housing Corp. Revenue Bonds 805 4.500 12/01/47 812
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,699
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 7,050 3.500 11/01/32 6,775
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 502
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,051
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,534
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/28 2,545
Louisiana Public Facilities Authority Revenue Bonds 935 5.000 10/01/32 1,006
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 832
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,063
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 1,000
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 94
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,662
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 4,500 3.800 05/01/54 4,500
Louisiana Stadium & Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,155
Louisiana Stadium & Exposition District Revenue Bonds 200 5.000 07/01/38 219
New Orleans Aviation Board Revenue Bonds (µ) 2,250 5.000 01/01/33 2,365
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 2.000 06/01/37 1,429
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,188
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,022
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 656
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 540 3.874 05/01/43 538

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Louisiana General Obligation Unlimited 1,000 5.000 03/01/40 1,072
126,373
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 785
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 166
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 303
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 382
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 942
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 502
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 485
3,565
Maryland - 0.9%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 87
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 71
Baltimore Research Park Project Revenue Bonds 235 4.000 01/01/34 239
Baltimore Research Park Project Revenue Bonds 245 4.000 01/01/37 242
Baltimore Research Park Project Revenue Bonds 415 4.000 01/01/38 407
Baltimore Research Park Project Revenue Bonds 365 4.000 01/01/39 352
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,788
City of Baltimore Revenue Bonds 150 4.500 06/01/33 149
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,470
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,044
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 608
City of Baltimore Revenue Bonds 100 4.875 06/01/42 99
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 685
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 611
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 541
County of Baltimore Revenue Bonds 2,805 4.000 01/01/25 2,806
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,040
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,279
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,540
County of Frederick Tax Allocation 890 3.250 07/01/29 869
County of Howard Tax Allocation 650 5.000 02/15/44 680
County of Prince George's General Obligation Limited 5,070 5.000 07/15/33 5,425
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 280
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,119
Maryland Community Development Administration Revenue Bonds 1,935 4.500 09/01/48 1,962
Maryland Department of Housing & Community Development Revenue Bonds 1,750 4.450 07/01/44 1,748
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,546
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,667
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,101
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,378
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/45 1,002
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,568
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,136
State of Maryland General Obligation Unlimited 2,000 4.000 08/01/29 2,001
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,806

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,313
51,659
Massachusetts - 0.9%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,118
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,130
Commonwealth of Massachusetts General Obligation Limited 3,490 2.000 03/01/37 2,760
Commonwealth of Massachusetts General Obligation Limited 3,825 5.000 07/01/37 3,932
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 779
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,019
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,963
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,919
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,770
Commonwealth of Massachusetts Transportation Fund Revenue Bonds 3,000
Zero
coupon 07/01/31 2,375
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,568
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,033
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,705
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,212
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,250
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 755
Massachusetts Development Finance Agency Revenue Bonds (Þ) 450 4.250 07/01/34 452
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 839
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 434
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 534
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 585
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 548
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 440
Massachusetts Educational Financing Authority Revenue Bonds 4,200 5.000 08/15/37 4,242
Massachusetts Housing Finance Agency Revenue Bonds 1,820 0.800 12/01/25 1,755
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,767
51,884
Michigan - 2.1%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 750
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,107
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 35
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 83
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 89
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 372
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 64
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 860
City of Detroit General Obligation Unlimited 305 5.000 04/01/30 328
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 815
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 658
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 806
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 513
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 994
City of Detroit General Obligation Unlimited 750 5.000 04/01/34 802
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 359

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 160
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 380
City of Detroit General Obligation Unlimited 335 5.000 04/01/36 356
City of Detroit General Obligation Unlimited 50 5.000 04/01/38 53
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 263
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month LIBOR +
0.600%)(µ)(Ê) 3,160 0.735 07/01/32 3,133
Detroit Downtown Development Authority Tax Allocation 1,375 5.000 07/01/48 1,432
Detroit Regional Convention Facility Authority Revenue Bonds 1,105 5.000 10/01/39 1,201
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 949
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,036
Ferndale Public Schools General Obligation Unlimited 1,010 5.000 05/01/41 1,106
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,498
Grand Rapids Charter Township Economic Development Corp. 2,230 4.000 05/15/27 2,234
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,482
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,065
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,021
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 151
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 375
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 136
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 106
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,033
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,071
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,336
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,368
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,677
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 893
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,042
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,453
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,014
Michigan Finance Authority Revenue Bonds 1,575 5.250 02/01/27 1,603
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,660
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,336
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,411
Michigan Finance Authority Revenue Bonds (ae) 655 5.000 11/15/29 661
Michigan Finance Authority Revenue Bonds 2,245 5.000 11/15/29 2,266
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,573
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 280
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,550
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,005
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 504
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,468
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 585
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,356
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 698
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,418
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 387
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 7,870 5.000 12/01/25 7,879

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan State Housing Development Authority Revenue Bonds 500 4.000 12/01/39 479
Michigan State Housing Development Authority Revenue Bonds (~)(Ê) 5,790 3.625 04/01/42 5,829
Michigan State Housing Development Authority Revenue Bonds 265 4.450 10/01/44 260
Michigan State Housing Development Authority Revenue Bonds 1,000 4.350 12/01/44 974
Michigan State Housing Development Authority Revenue Bonds 2,980 4.250 12/01/49 3,000
Michigan State Housing Development Authority Revenue Bonds 750 4.450 12/01/49 735
Michigan State Housing Development Authority Revenue Bonds 2,250 6.250 06/01/55 2,494
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,696
South Lyon Community Schools General Obligation Unlimited (µ) 435 5.000 05/01/38 480
South Lyon Community Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/39 1,099
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,713
South Lyon Community Schools General Obligation Unlimited (µ) 750 5.000 05/01/43 811
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 11,396
State of Michigan Trunk Line Revenue Bonds 1,105 5.000 11/15/45 1,173
Summit Academy North Revenue Bonds 780 4.000 11/01/31 741
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 636
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 328
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,919
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 680
123,793
Minnesota - 0.3%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,862
City of Independence Revenue Bonds 175 4.000 07/01/31 172
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 965 5.000 11/15/28 1,001
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 181
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 241
City of Woodbury Revenue Bonds 50 3.000 12/01/30 46
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 464
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 527
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 394
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 251
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 405
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,639
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 1,190 4.250 12/01/32 1,179
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 815
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,064
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 39
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 612
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 29
Minnesota Housing Finance Agency Revenue Bonds 1,850 6.250 01/01/55 2,084
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 231
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 474
16,820
Mississippi - 1.8%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,474

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 7,975 0.140 12/01/30 7,975
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 40,578 0.180 12/01/30 40,578
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,440 0.250 12/01/30 3,440
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 37,280 0.180 11/01/35 37,280
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 100
Mississippi Development Bank Revenue Bonds (Þ) 200 5.000 10/01/27 199
Mississippi Development Bank Revenue Bonds (Þ) 300 5.000 10/01/29 296
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,013
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,321
Mississippi Home Corp. Revenue Bonds (~)(Ê) 325 5.000 11/01/27 341
Mississippi Home Corp. Revenue Bonds 2,000 5.000 12/01/39 2,114
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,022
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 490
101,643
Missouri - 1.4%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,038
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 144
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 85
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 93
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,021
City of St. Louis Airport Revenue Bonds (µ) 17,000 5.250 07/01/49 18,724
City of St. Louis Industrial Development Authority Revenue Bonds 75 4.875 06/15/34 76
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,028
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,366
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 47
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 45
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (~)
(ae)(Ê) 5,000 5.000 05/01/52 5,305
Jefferson City School District General Obligation Unlimited 2,115 5.250 03/01/39 2,337
Jefferson City School District General Obligation Unlimited 1,500 5.250 03/01/41 1,646
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 9,012
Kansas City Industrial Development Authority Revenue Bonds (Þ) 275 5.000 06/01/46 270
Lees Summit Industrial Development Authority Revenue Bonds 225 4.325 08/15/47 225
Lees Summit Industrial Development Authority Revenue Bonds 225 4.825 08/15/47 225
Maryland Heights Industrial Development Authority Revenue Bonds 715 4.375 03/15/30 676
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,272
Missouri Joint Municipal Electric Utility Commission Revenue Bonds 1,655 5.000 12/01/26 1,670
Missouri Southern State University Revenue Bonds 50 3.000 10/01/26 49
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 122
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 485 4.000 05/01/26 490
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/28 1,054
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,226
Missouri State Health & Educational Facilities Authority Revenue Bonds 340 4.000 02/15/38 341
Missouri State Health & Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 745
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 333
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,474
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,785
Pattonville R-3 School District General Obligation Unlimited 750 5.500 03/01/39 842
Pattonville R-3 School District General Obligation Unlimited 640 5.250 03/01/41 703

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pattonville R-3 School District General Obligation Unlimited 655 5.250 03/01/43 712
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
Spring Independent School District General Obligation Unlimited 2,895 5.000 03/01/40 3,169
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 7,154
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,096
Washington Industrial Development Authority Revenue Bonds 45 2.500 11/01/29 45
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 585
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,164
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,161
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,040
82,619
Montana - 0.2%
City of Forsyth Revenue Bonds 5,340 3.875 07/01/28 5,449
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 2,246
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 397
Montana Board of Housing Revenue Bonds 825 4.300 12/01/44 805
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 684
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 432
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,050
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,377
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,535
13,975
Nebraska - 0.7%
Central Plains Energy Project Revenue Bonds 1,600 5.000 09/01/29 1,670
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê)(ƒ) 15,365 4.000 12/01/49 15,398
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,788
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,261
Omaha Public Power District Revenue Bonds 7,645 5.000 02/01/42 7,902
Omaha Public Power District Revenue Bonds 7,130 5.000 02/01/46 7,213
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,441
39,673
Nevada - 0.8%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 88
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 429
Clark County General Obligation Limited 2,555 5.000 06/01/33 2,710
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,338
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 229
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 109
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,491
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,445
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,127
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,329
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,437
County of Humboldt Revenue Bonds 1,155 3.550 10/01/29 1,181
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,155 3.625 10/01/29 1,190
Henderson Local Improvement Districts Special Assessment 170 3.000 09/01/36 147
Las Vegas Convention & Visitors Authority Revenue Bonds 420 5.000 07/01/26 434
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,839
Las Vegas Convention & Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,551

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Las Vegas Convention & Visitors Authority Revenue Bonds 3,650 4.000 07/01/49 3,472
Las Vegas Valley Water District General Obligation Limited 2,000 5.000 06/01/25 2,021
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,079
Nevada Department of Business & Industry Revenue Bonds 220 5.000 07/15/27 221
Nevada Department of Business & Industry Revenue Bonds (Þ) 465 4.500 12/15/29 465
Reno-Tahoe Airport Authority Revenue Bonds 450 5.000 07/01/39 493
Reno-Tahoe Airport Authority Revenue Bonds 600 5.000 07/01/41 653
Reno-Tahoe Airport Authority Revenue Bonds 650 5.000 07/01/42 704
Reno-Tahoe Airport Authority Revenue Bonds 690 5.000 07/01/43 745
Reno-Tahoe Airport Authority Revenue Bonds 670 5.000 07/01/44 721
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 886
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 206
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,632
49,372
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds (Þ) 650 4.875 12/01/33 641
New Hampshire Business Finance Authority Revenue Bonds 5,706 3.625 08/20/39 5,331
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 692
New Hampshire Business Finance Authority Revenue Bonds 3,975 4.250 07/20/41 3,889
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,488 4.163 10/20/41 8,149
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,908
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,920
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)
(ae)(Ê) 1,600 3.300 08/03/27 1,605
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,019
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,796
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,789
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 1,967
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,061
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 1,022
New Hampshire Housing Finance Authority Revenue Bonds 1,660 6.250 01/01/55 1,824
37,613
New Jersey - 3.4%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 503
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 462
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 778
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 322
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 342
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 387
Camden County Improvement Authority (The) Revenue Bonds (~)(Ê) 950 5.000 03/01/27 971
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 290
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,551
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 1,928
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 75
Jersey City General Obligation Unlimited 450 5.000 11/01/31 474
Jersey City Municipal Utilities Authority Revenue Notes 2,000 5.000 05/01/25 2,012
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 599
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 529
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 803

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,086
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,054
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 335
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 690
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,160
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 357
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,035
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 322
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 366
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 365
New Jersey Economic Development Authority Revenue Bonds 900 5.000 06/15/41 940
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 430
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,034
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,995
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,726
New Jersey General Obligation Unlimited 7,293 5.000 06/01/39 7,777
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,160
New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 7,953
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,029
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,275
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 310
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,027
New Jersey Health Care Facilities Financing Authority Revenue Bonds 13,195 5.000 07/01/34 15,068
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/42 1,134
New Jersey Health Care Facilities Financing Authority Revenue Bonds 18,000 5.000 07/01/43 18,230
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 360
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 261
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,888
New Jersey Transportation Trust Fund Authority Revenue Bonds 75
Zero
coupon 12/15/25 72
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,058
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,100 2.493 12/15/26 1,957
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,393
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465 2.871 12/15/29 1,224
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,734
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 752
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320 2.851 12/15/31 249
New Jersey Transportation Trust Fund Authority Revenue Bonds 865 4.000 12/15/31 877
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,441
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,231
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,265 5.000 12/15/34 3,436
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 3,268
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 829
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 9,288
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,048
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955 4.649 12/15/37 16,078
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,842

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 689
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 5.000 06/15/39 5,583
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,211
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,262
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,104
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 999
New Jersey Turnpike Authority Revenue Bonds 2,650 5.000 01/01/27 2,748
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,799
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,078
New Jersey Turnpike Authority Revenue Bonds 3,000 5.000 01/01/42 3,281
New Jersey Turnpike Authority Revenue Bonds 5,500 5.000 01/01/44 6,029
New Jersey Turnpike Authority Revenue Bonds 7,750 5.000 01/01/45 8,462
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 697
South Jersey Transportation Authority Revenue Bonds (µ) 4,000 4.000 11/01/40 3,906
Tobacco Settlement Financing Corp. Revenue Bonds 2,800 5.000 06/01/46 2,806
194,824
New Mexico - 0.5%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,111
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/29 8,466
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,399
New Mexico Mortgage Finance Authority Revenue Bonds (~)(ae)(Ê) 1,045 5.000 02/01/42 1,046
New Mexico Mortgage Finance Authority Revenue Bonds 500 4.700 09/01/49 498
New Mexico Municipal Energy Acquisition Authority Revenue Bonds (~)(ae)(Ê) 7,500 5.000 05/01/25 7,547
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,054
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 5,000 5.000 07/01/25 5,057
26,178
New York - 8.6%
Albany Capital Resource Corp. Revenue Bonds 835 4.000 06/01/29 732
Allegany County Capital Resource Corp. Revenue Bonds 250 5.250 04/01/39 265
Allegany County Capital Resource Corp. Revenue Bonds 400 5.250 04/01/49 408
Allegany County Capital Resource Corp. Revenue Bonds 350 5.250 04/01/54 354
Brooklyn Arena Local Development Corp. Revenue Bonds 3,000 5.000 07/15/25 3,030
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 107
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 714
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 96
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 417
Build NYC Resource Corp. Revenue Bonds 375 5.000 07/01/32 389
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 610
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 257
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 507
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 575
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 449
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 599
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 676
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,573
City of New York General Obligation Unlimited 1,850 5.000 09/01/26 1,921
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,400
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,244
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,793

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,225
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 20,669
City of New York General Obligation Unlimited 470 4.000 03/01/42 465
City of New York General Obligation Unlimited 275 5.000 03/01/44 283
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 2,988
City of New York Revenue Bonds 2,000 5.000 04/01/44 2,176
City of New York Revenue Bonds 4,890 5.500 04/01/46 5,515
City of New York Revenue Bonds 2,995 5.250 04/01/47 3,300
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,719
Genesee County Funding Corp. (The) Revenue Bonds 650 5.000 12/01/29 679
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,802
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 4,949
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,487
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,816
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 4,245 4.000 02/15/47 4,022
Long Island Power Authority Revenue Bonds (~)(ae)(Ê)(ƒ) 6,055 3.000 09/01/49 6,123
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,056
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 791
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,055
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,318
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,900
Long Island Power Authority Revenue Bonds 750 5.000 09/01/39 837
Long Island Power Authority Revenue Bonds 4,250 5.000 09/01/42 4,701
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,698
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,367
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 76
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,986
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 294
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,017
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,397
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 204
Metropolitan Transportation Authority Revenue Bonds 1,645 5.000 11/15/29 1,729
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 604
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 104
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 342
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 463
Metropolitan Transportation Authority Revenue Bonds 1,510 5.000 11/15/37 1,666
Metropolitan Transportation Authority Revenue Bonds 1,665 5.000 11/15/39 1,828
Metropolitan Transportation Authority Revenue Bonds 1,055 5.000 11/15/40 1,153
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 786
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,541
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,495
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,781
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,724
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,429
Metropolitan Transportation Authority Revenue Bonds 5,230 5.500 11/15/47 5,819
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 6,550 0.190 11/15/50 6,550
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 746

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,571
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,558
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,895 3.400 11/01/62 5,860
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 273
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,733
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 390
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 288
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 308
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 308
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/39 5,044
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,873
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 6,730 2.800 06/15/43 6,730
New York City Municipal Water Finance Authority Revenue Bonds 5,270 5.000 06/15/46 5,743
New York City Municipal Water Finance Authority Revenue Bonds 5,630 5.000 06/15/48 6,069
New York City Municipal Water Finance Authority Revenue Bonds 5,855 5.000 06/15/49 6,083
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,111
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,750 5.000 07/15/40 2,758
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,797
New York City Transitional Finance Authority Building Aid Revenue Bonds 4,250 5.250 07/15/45 4,471
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 4,930 5.000 05/01/34 5,204
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 11/01/34 5,721
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 10,000 5.000 11/01/35 11,374
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,282
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,617
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 3,720 3.450 08/01/42 3,720
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,335
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 489
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 166
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,112
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 9,600 5.500 11/01/45 10,659
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,148
New York City Water & Sewer System Revenue Bonds 5,050 4.000 06/15/40 4,962
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 6,051
New York Convention Center Development Corp. Revenue Bonds 1,000 4.000 03/15/39 1,011
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,491
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 750
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,354
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,281
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,842
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 676
New York Power Authority Revenue Bonds 2,900 4.000 04/01/34 2,914
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,133
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 460
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 516
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,356
New York State Dormitory Authority Revenue Bonds 450 5.000 02/15/27 467
New York State Dormitory Authority Revenue Bonds (ae) 10 5.000 08/15/27 11
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,439

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,673
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 104
New York State Dormitory Authority Revenue Bonds 4,800 5.000 10/01/32 5,028
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,560
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 84
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,689
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 510
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 94
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 264
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 83
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 69
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,838
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 329
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 97
New York State Dormitory Authority Revenue Bonds 2,000 5.000 10/01/37 2,139
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 492
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,296
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,027
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 72
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,054
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,015
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,052
New York State Dormitory Authority Revenue Bonds 500 5.250 05/01/39 545
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 81
New York State Dormitory Authority Revenue Bonds 2,150 5.000 10/01/39 2,344
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,567
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,083
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 91
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 95
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,312
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,687
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,365
New York State Dormitory Authority Revenue Bonds 725 5.250 05/01/41 784
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 106
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,074
New York State Dormitory Authority Revenue Bonds 525 5.250 05/01/42 565
New York State Dormitory Authority Revenue Bonds 835 5.000 10/01/42 895
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 2,100
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 10/01/43 1,123
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 962
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 356
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 5,069
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 2,655 5.000 05/01/48 2,701
New York State Environmental Facilities Corp. Revenue Bonds 4,100 5.000 06/15/33 4,242
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 928
New York State Housing Finance Agency Revenue Bonds (~)(Ê) 1,865 3.350 06/15/29 1,850
New York State Housing Finance Agency Revenue Bonds (~)(Ê) 1,375 3.450 12/15/30 1,391

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 396
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,975
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,501
New York State Thruway Authority Revenue Bonds 1,000 5.000 01/01/42 1,106
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/43 4,608
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,715
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,488
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,204
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,100
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,333
New York Transportation Development Corp. Revenue Bonds 1,205 5.000 12/01/34 1,292
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 775
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 533
New York Transportation Development Corp. Revenue Bonds 5,850 5.000 12/01/37 6,221
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 60
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 70
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 406
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 115
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 151
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 99
Oneida County Local Development Corp. Revenue Bonds (µ) 640 4.000 12/01/49 592
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 674
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,107
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,103
Port Authority of New York & New Jersey Revenue Bonds 2,755 5.000 10/15/41 2,783
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 3,015
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,531
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,347
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 215 4.000 06/01/50 210
Triborough Bridge & Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,835
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,044
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,016
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,352
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,515
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,063
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,601
Utility Debt Securitization Authority Revenue Bonds 1,000 5.000 12/15/33 1,020
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,320
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 501
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,351
Westchester County Local Development Corp. Revenue Bonds 500 5.000 07/01/35 542
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 545
Westchester County Local Development Corp. Revenue Bonds 300 5.000 07/01/38 323
492,739
North Carolina - 0.8%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 968
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,070
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,409
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,203

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 318
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,114
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,845
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 6,575 3.200 01/15/26 6,543
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/28 837
North Carolina Housing Finance Agency Revenue Bonds 1,750 4.350 01/01/44 1,745
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 1,010
North Carolina Housing Finance Agency Revenue Bonds 1,670 5.500 01/01/54 1,786
North Carolina Housing Finance Agency Revenue Bonds 2,500 6.250 01/01/55 2,798
North Carolina Housing Finance Agency Revenue Bonds 7,000 6.250 07/01/55 7,753
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 250
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 25
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 240
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 578
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 26
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 787
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 208
North Carolina Medical Care Commission Revenue Bonds 370 4.250 09/01/28 369
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 556
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/29 25
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 649
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/30 25
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 711
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 617
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/31 25
North Carolina Medical Care Commission Revenue Bonds 1,650 4.000 09/01/34 1,624
North Carolina Medical Care Commission Revenue Bonds 725 5.000 10/01/35 725
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 96
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 504
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 207
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,359
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,051
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,628
47,730
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 800 4.000 12/01/35 787
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 691
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 600
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 516
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,815
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 540
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 589
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,056
City of Horace General Obligation Unlimited 1,125 4.000 01/01/25 1,125
City of Horace General Obligation Unlimited 150 3.000 05/01/41 113

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,571
9,403
Ohio - 1.7%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 683
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 435
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 183
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 90
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,053
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 958
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,751
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 622
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 513
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 333
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê)(ƒ) 1,300 5.000 10/01/49 1,358
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,114
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 1,997
County of Franklin Revenue Bonds 700 5.000 07/01/35 730
County of Franklin Revenue Bonds 800 5.000 07/01/36 834
County of Franklin Revenue Bonds 575 4.000 07/01/40 524
County of Franklin Revenue Bonds 580 5.250 11/15/40 581
County of Franklin Sales Tax Revenue Bonds 1,720 5.000 06/01/48 1,776
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,360
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,974
County of Montgomery Revenue Bonds 1,000 5.250 09/01/49 1,057
County of Warren Revenue Bonds 340 5.000 05/15/34 371
Cuyahoga County Hospital Revenue Bonds 7,450 5.000 02/15/37 7,574
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 376
Euclid City School District General Obligation Unlimited 3,925 5.250 01/15/44 3,988
Forest Hills Local School District General Obligation Unlimited 4,125 5.000 12/01/44 4,129
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,091
Lancaster Port Authority Revenue Bonds (~)(ae)(Ê)(ƒ) 4,300 5.000 08/01/49 4,309
North Olmsted City School District General Obligation Unlimited (µ) 1,240 5.000 10/15/48 1,300
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 49
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 980
Ohio Air Quality Development Authority Revenue Bonds 4,500 3.200 05/01/26 4,477
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,390
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,087
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 542
Ohio Higher Educational Facility Commission Revenue Bonds 6,000 5.000 01/01/32 6,713
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 780
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 436
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 685
Ohio Higher Educational Facility Commission Revenue Bonds 225 5.000 01/15/37 237
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 589
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 271
Ohio Higher Educational Facility Commission Revenue Bonds 685 5.000 05/01/40 725
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 270
Ohio Higher Educational Facility Commission Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,405
Ohio Water Development Authority Revenue Bonds 1,440 5.000 12/01/38 1,553

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 95
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 149
State of Ohio General Obligation Unlimited 2,430 5.000 05/01/36 2,448
State of Ohio General Obligation Unlimited 4,025 5.000 05/01/37 4,193
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,157
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,966
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 237
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 93
97,591
Oklahoma - 0.4%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,798
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,609
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 800
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 790
Oklahoma County Independent School District No. 6 Deer Creek General Obligation
Unlimited 2,840 5.000 09/01/25 2,883
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,014
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,057
Oklahoma Housing Finance Agency Collateralized Revenue Bonds (~)(ae)(Ê) 150 4.000 06/01/28 150
Oklahoma Housing Finance Agency Revenue Bonds 3,250 4.400 09/01/44 3,255
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,191
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,566
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 517
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 527
24,157
Oregon - 0.3%
Astoria Hospital Facilities Authority Revenue Bonds 900 5.250 08/01/49 939
Hillsboro School District No. 1J General Obligation Unlimited 500 4.000 06/15/35 514
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,168
Medford Hospital Facilities Authority Revenue Bonds 500 5.000 08/15/25 506
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 53
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 80
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 53
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 753
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 137
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,099
State of Oregon General Obligation Unlimited 1,220 5.000 05/01/26 1,259
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 140
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 111
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 115
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 520
State of Oregon General Obligation Unlimited 2,930 5.000 05/01/43 3,230
State of Oregon General Obligation Unlimited 940 5.000 08/01/43 1,037
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 410
State of Oregon Housing & Community Services Department Revenue Bonds 2,400 6.500 07/01/54 2,671
Tualatin Valley Water District Revenue Bonds 2,345 5.000 06/01/41 2,596
18,391
Pennsylvania - 3.2%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,081
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 789

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 832
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 865
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 3.664 02/01/33 736
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 717
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 278
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,006
Allentown City School District General Obligation Limited (µ) 2,600 5.000 02/01/32 2,755
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,354
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 770 5.000 05/01/27 784
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 78
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 739
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,105 5.000 05/01/42 4,202
Bethel Park School District General Obligation Limited 1,295 5.000 08/01/42 1,431
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 50
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 74
Bucks County Industrial Development Authority Revenue Bonds 230 5.000 10/01/30 233
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 101
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 395
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 599
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 524
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 405
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 619
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,304
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,349
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,393
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,730 1.660 10/01/34 13,723
Cheltenham Township Industrial Development Authority Revenue Bonds 2,625 5.000 04/01/34 2,773
Chester County Industrial Development Authority Revenue Bonds (Þ) 3,715 5.000 10/15/32 3,795
Chester County Industrial Development Authority Revenue Bonds 1,000 5.125 10/15/37 1,003
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,348
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,525
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,080 4.250 10/01/44 1,021
Chester County Industrial Development Authority Special Assessment (Þ) 153 4.375 03/01/28 153
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,040
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 92
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 88
City of Philadelphia General Obligation Unlimited (~)(Ê) 200 0.250 08/01/31 200
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,217
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,220
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 975
City of York General Obligation Unlimited 55 5.000 11/15/24 55
City of York General Obligation Unlimited 955 5.000 11/15/26 978

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,817
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 426
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Coatesville School District General Obligation Limited (µ) 12,940 5.250 11/15/37 14,075
Commonwealth Financing Authority Revenue Bonds (µ) 10,075 4.000 06/01/39 10,033
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,721
Commonwealth of Pennsylvania General Obligation Unlimited 2,200 4.000 08/15/44 2,162
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,690
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 531
Cumberland County Municipal Authority Revenue Bonds 1,385 5.000 01/01/38 1,372
Cumberland Valley School District General Obligation Limited (µ) 1,000 5.000 11/15/47 1,057
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,704
Doylestown Hospital Authority Revenue Bonds (Þ) 500 5.000 07/01/31 520
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 144
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 2,000 5.250 07/01/49 2,197
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 676
Lancaster County Hospital Authority Revenue Bonds 1,200 5.000 05/01/44 1,250
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,362
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 158
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,090
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 650 5.250 07/01/44 637
Montgomery County Higher Education & Health Authority Revenue Bonds 450 4.000 09/01/38 433
Montgomery County Higher Education & Health Authority Revenue Bonds 1,000 4.000 09/01/39 961
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,697
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/36 47
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/41 45
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 153
Northampton County General Purpose Authority Revenue Bonds 4,200 5.000 08/15/34 4,592
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 677
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,724
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 460
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 157
Pennsylvania Economic Development Financing Authority Revenue Bonds 800 5.000 07/01/38 843
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,338
Pennsylvania Economic Development Financing Authority Revenue Bonds 300 4.000 07/01/41 287
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,640 5.000 12/01/38 1,641
Pennsylvania Housing Finance Agency Revenue Bonds 5,756 5.750 10/01/53 6,130
Pennsylvania Housing Finance Agency Revenue Bonds 1,000 6.000 10/01/54 1,091
Pennsylvania State University (The)  Revenue Bonds 920 5.000 09/01/41 939
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 804
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 801
Pennsylvania Turnpike Commission Revenue Bonds (~)(ae)(Ê) 425 3.240 07/15/41 430
Pennsylvania Turnpike Commission Revenue Bonds 12,365 5.250 12/01/44 13,024
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 305
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 670
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 423

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,000 4.500 06/15/29 1,005
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 448
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 531
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 142
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 103
Philadelphia Authority for Industrial Development Revenue Bonds 285 5.000 06/15/32 292
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 270 5.000 06/15/33 275
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 527
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,555
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/35 511
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 324
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 715 5.000 09/01/36 769
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 811
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 739
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Limited (µ) 490 5.000 06/01/32 517
Scranton School District General Obligation Limited (µ) 330 5.000 12/01/33 345
Scranton School District General Obligation Limited (µ) 575 5.000 06/01/34 603
Scranton School District General Obligation Limited (µ) 560 5.000 06/01/36 585
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,765
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,029
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,058
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 83
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 63
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 283
185,461
Puerto Rico - 3.3%
Commonwealth of Puerto Rico General Obligation Unlimited 236 5.375 07/01/25 238
Commonwealth of Puerto Rico General Obligation Unlimited 19,341 5.625 07/01/27 20,134
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,483
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,227
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,745
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,649
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,133
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,041
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,596
HTA CL 6 Trust Special Assessment 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 320
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,969
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,945
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 9,183
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,966
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,400 5.000 07/01/47 9,602
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,324
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 220
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 250 5.000 07/01/32 267

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 225
Puerto Rico Municipal Finance Agency Revenue Bonds (µ) 1,435 5.000 08/01/27 1,435
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,871
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,623 3.071 07/01/29 3,034
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,868 3.171 07/01/31 7,599
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700 3.450 07/01/33 1,196
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,863
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 64,730 4.329 07/01/40 64,051
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,793 4.550 07/01/40 13,825
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450 5.709 07/01/46 465
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200
Zero
coupon 07/01/51 288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 612
190,540
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 220 5.875 06/15/26 220
Providence Public Building Authority Revenue Bonds 500 5.250 09/15/43 546
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 213
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,541
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,272
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 320
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 317
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,329
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,618
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,375
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,335
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 546
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 512
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 3,330 5.000 10/01/41 3,534
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,051
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 776
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,651
State of Rhode Island General Obligation Unlimited 1,110 5.000 08/01/40 1,217
29,373
South Carolina - 0.9%
Charleston County Airport District Revenue Bonds 770 5.000 07/01/39 860
Charleston County Airport District Revenue Bonds 800 5.000 07/01/40 890
Charleston County Airport District Revenue Bonds 600 5.000 07/01/41 664
Charleston County Airport District Revenue Bonds 850 5.000 07/01/42 935
Charleston County Airport District Revenue Bonds 1,375 5.000 07/01/43 1,504
Charleston County Airport District Revenue Bonds 1,000 5.000 07/01/44 1,087
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,031
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,075
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,196
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,470
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,622
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,675
Patriots Energy Group Financing Agency Revenue Bonds (SOFR + 1.900%)(Ê) 5,150 5.129 02/01/54 5,140
South Carolina Jobs-Economic Development Authority Revenue Bonds 525 5.000 11/15/30 546

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Jobs-Economic Development Authority Revenue Bonds 175 5.000 11/15/33 182
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,830
South Carolina Jobs-Economic Development Authority Revenue Bonds 2,700 4.000 11/01/42 2,661
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 5.250 11/01/43 695
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,000 5.500 11/15/44 1,054
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,547
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,148
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 198
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,892
South Carolina Public Service Authority Revenue Bonds (µ) 5,700 5.000 12/01/42 6,210
South Carolina Public Service Authority Revenue Bonds (µ) 1,500 5.750 12/01/47 1,661
South Carolina State Housing Finance & Development Authority Revenue Bonds (~)
(Ê) 3,300 5.000 10/01/26 3,345
South Carolina State Housing Finance & Development Authority Revenue Bonds 3,750 4.600 07/01/49 3,731
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,384
50,233
South Dakota - 0.1%
Brookings School District 5 General Obligation Unlimited 575 5.250 06/15/34 654
Brookings School District 5 General Obligation Unlimited 1,600 5.500 06/15/43 1,795
County of Lincoln Revenue Bonds 100 4.000 08/01/41 92
South Dakota Housing Development Authority Revenue Bonds 2,000 6.250 11/01/55 2,209
4,750
Tennessee - 1.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,013
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 604
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (µ) 11,000 5.000 12/01/34 12,204
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 130 5.000 10/01/35 130
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,845 5.250 12/01/49 1,978
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,716
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 664
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,792
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,720
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,354
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,786
Knox County Health Educational & Housing Facility Board Revenue Bonds (µ) 250 5.250 07/01/49 266
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/26 2,001
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,249
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 4,500 5.000 10/01/35 5,181
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 316
Metropolitan Government of Nashville & Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,484
Metropolitan Knoxville Airport Authority Revenue Bonds 500 5.000 06/01/39 554
Metropolitan Knoxville Airport Authority Revenue Bonds 900 5.000 06/01/40 993
Metropolitan Knoxville Airport Authority Revenue Bonds 560 5.000 06/01/41 615
Metropolitan Knoxville Airport Authority Revenue Bonds 1,300 5.000 06/01/43 1,413

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Shelby County Health Educational & Housing Facilities Board Revenue Bonds (~)
(ae)(Ê)(ƒ) 7,400 5.000 09/01/49 7,826
Shelby County Health Educational & Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 11,135
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 12/01/29 2,912
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,545
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,402
83,853
Texas - 10.4%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,512
Aldine Independent School District General Obligation Unlimited 500 3.000 02/15/42 424
Arlington Higher Education Finance Corp Revenue Bonds 550 5.000 08/15/37 606
Arlington Higher Education Finance Corp Revenue Bonds 500 5.000 08/15/38 549
Arlington Higher Education Finance Corp Revenue Bonds 590 5.000 08/15/39 645
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 518
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 809
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 745
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,230
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 668
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,356
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,083
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,216
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 194
Arlington Higher Education Finance Corp. Revenue Bonds 2,500 4.000 02/15/44 2,445
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 221
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 149
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,212
Austin Community College District General Obligation Limited 750 5.250 08/01/53 805
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,638
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,510
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,584
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,656
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,672
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,428
Bexar Management and Development Corp. Revenue Bonds (~)(Ê) 835 3.020 05/01/28 829
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/28 1,036
Cedar Port Navigation & Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,468
Central Texas Regional Mobility Authority Revenue Bonds 2,100 5.000 01/01/25 2,103
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,213
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,461
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 149
Central Texas Turnpike System Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/30 4,287
Central Texas Turnpike System Revenue Bonds 2,775 5.000 08/15/34 3,110
Central Texas Turnpike System Revenue Bonds 2,385 5.000 08/15/42 2,385
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,007
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,138
City of Anna Special Assessment (Þ) 369 4.875 09/15/30 375
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,886
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,783
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,450

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Aubrey Special Assessment (µ) 1,135 5.000 09/01/40 1,202
City of Austin Water & Wastewater System Revenue Bonds 700 5.000 11/15/38 773
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/39 550
City of Austin Water & Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,094
City of Beaumont Waterworks & Sewer System Revenue Bonds (µ) 550 5.000 09/01/42 589
City of Boyd Special Assessment (Þ) 1,005 5.125 09/15/43 1,015
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,054
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,061
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,066
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,129
City of Carrollton General Obligation Limited 450 5.000 08/15/38 496
City of Celina Special Assessment (Þ) 191 4.375 09/01/27 192
City of Celina Special Assessment (Þ) 129 4.500 09/01/27 129
City of Celina Special Assessment (Þ) 75 3.625 09/01/30 73
City of Celina Special Assessment (Þ) 510 4.375 09/01/30 512
City of Celina Special Assessment (Þ) 186 5.000 09/01/30 189
City of Celina Special Assessment (Þ) 165 4.625 09/01/31 167
City of Celina Special Assessment 350 5.000 09/01/34 372
City of Celina Special Assessment 575 4.800 09/01/37 568
City of Celina Special Assessment 286 5.000 09/01/37 301
City of Celina Special Assessment 492 5.000 09/01/38 519
City of Celina Special Assessment (Þ) 230 4.250 09/01/40 210
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,379
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,589
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,400
City of College Station General Obligation Limited 1,295 2.125 02/15/40 940
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,729
City of Corpus Christi Utility System Revenue Bonds 1,400 5.000 07/15/28 1,493
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/29 3,243
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/31 3,308
City of Corpus Christi Utility System Revenue Bonds 2,000 5.000 07/15/32 2,221
City of Corpus Christi Utility System Revenue Bonds 2,500 5.000 07/15/41 2,741
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 49
City of Crandall Special Assessment (Þ) 600 4.000 09/15/31 585
City of Dallas General Obligation Limited 10,160 5.000 02/15/26 10,421
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,177
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,127
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,045 4.000 08/15/30 1,063
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,419
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,037
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 205 5.000 08/01/26 211
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,915
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 935 5.000 10/01/27 976
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 350 5.000 07/01/42 362
City of Denton General Obligation Limited 5,000 4.125 02/15/50 4,789
City of Dripping Springs Special Assessment (Þ) 372 4.500 09/01/30 370
City of Dripping Springs Special Assessment (Þ) 381 4.250 09/01/31 376
City of El Paso Water & Sewer Revenue Bonds 6,500 5.250 03/01/49 7,067

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fate Special Assessment (Þ) 185 3.750 08/15/27 183
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,048
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,054
City of Fort Worth Special Assessment (µ) 1,000 5.000 09/01/44 1,058
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,526
City of Galveston Wharves & Terminal Revenue Bonds 1,700 5.000 08/01/39 1,862
City of Galveston Wharves & Terminal Revenue Bonds 550 5.250 08/01/40 612
City of Galveston Wharves & Terminal Revenue Bonds 1,900 5.250 08/01/41 2,109
City of Galveston Wharves & Terminal Revenue Bonds 750 5.250 08/01/42 829
City of Galveston Wharves & Terminal Revenue Bonds 600 5.250 08/01/43 661
City of Galveston Wharves & Terminal Revenue Bonds 675 5.250 08/01/44 741
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 817
City of Greenville Waterworks & Sewer System Revenue Bonds (µ) 3,955 5.000 02/15/44 4,246
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,704
City of Hackberry Special Assessment 1,350 4.500 09/01/38 1,238
City of Haslet Special Assessment (Þ) 179 2.625 09/01/26 175
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,131
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,314
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 382
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 345
City of Houston Combined Utility System Revenue Bonds 4,535 5.000 11/15/26 4,727
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,072
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,797
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,494
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,306
City of Hutto Special Assessment (Þ) 153 2.500 09/01/26 150
City of Justin Special Assessment (Þ) 745 4.625 09/01/28 747
City of Kyle Special Assessment (Þ) 165 2.750 09/01/26 162
City of Kyle Special Assessment (Þ) 385 3.625 09/01/27 379
City of Kyle Special Assessment (Þ) 230 5.750 09/01/30 240
City of Kyle Special Assessment (Þ) 351 4.250 09/01/31 348
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 470
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,199
City of Laredo Waterworks & Sewer System Revenue Bonds 2,000 4.000 03/01/49 1,883
City of Lavon Special Assessment (Þ) 200 5.250 09/15/28 202
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 343
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 352
City of Lavon Special Assessment (Þ) 240 4.250 09/15/31 238
City of Lavon Special Assessment (Þ) 985 4.250 09/15/39 905
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 1,989
City of Manor Special Assessment (Þ) 233 4.500 09/15/30 233
City of Mesa Utility System Revenue Bonds 1,085 5.000 03/01/27 1,137
City of Mesquite Revenue Bonds (Þ) 816 5.000 09/01/43 793
City of Mesquite Special Assessment (Þ) 240 4.750 09/01/28 242
City of Mesquite Special Assessment (Þ) 595 5.250 09/01/38 600
City of Midlothian Special Assessment (Þ) 145 2.875 09/15/26 142
City of Mustang Ridge Special Assessment (Þ) 284 5.250 09/01/30 291
City of Oak Point Special Assessment (Þ) 309 4.250 09/15/31 303

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Pilot Point Special Assessment (Þ) 417 4.875 09/15/27 421
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 510
City of Princeton Special Assessment (Þ) 50 2.750 09/01/25 49
City of Princeton Special Assessment (Þ) 134 3.750 09/01/27 133
City of Princeton Special Assessment (Þ) 295 4.375 09/01/28 295
City of Princeton Special Assessment (Þ) 732 4.250 09/01/30 732
City of Princeton Special Assessment (Þ) 344 5.500 09/01/30 355
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 191
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 115
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 268
City of Royse City Special Assessment (Þ) 203 5.500 09/15/30 208
City of Royse City Special Assessment (Þ) 175 4.125 09/15/39 158
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 671
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,827
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,825
City of San Antonio Electric & Gas Systems Revenue Bonds 1,575 5.000 02/01/41 1,737
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 229
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,307
City of Waxahachie Special Assessment (Þ) 301 4.875 08/15/27 304
Clifton Higher Education Finance Corp. Revenue Bonds 405 4.000 08/15/30 417
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 340 3.000 08/15/32 297
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 255 3.000 08/15/33 219
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 490 3.000 08/15/34 458
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 675 3.000 08/15/35 558
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 325 3.000 08/15/36 265
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,486
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,480
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 380 3.000 08/15/38 300
Clifton Higher Education Finance Corp. Revenue Bonds 1,195 5.000 08/15/38 1,302
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 930 3.000 08/15/40 711
Club Municipal Management District No. 1 Special Assessment (Þ) 84 2.500 09/01/26 82
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 2,025 5.250 09/01/30 2,147
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,608
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,457
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 220
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 99
County of Bastrop Special Assessment (Þ) 367 4.375 09/01/30 365
County of Fort Bend General Obligation Limited 1,285 5.000 03/01/41 1,412
County of Harris General Obligation Unlimited 1,000 4.000 09/15/42 1,004
County of Harris General Obligation Unlimited 1,315 4.000 09/15/43 1,311
County of Travis General Obligation Limited 160 4.000 03/01/43 157
County of Travis General Obligation Unlimited 185 4.000 03/01/44 180
County of Wise General Obligation Limited 210 5.000 02/15/26 215
County of Wise General Obligation Limited 220 5.000 02/15/27 229
County of Wise General Obligation Limited 210 5.000 02/15/28 223
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,434
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,217

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 525
Dallas Fort Worth International Airport Revenue Bonds 510 5.000 11/01/24 510
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,018
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,422
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,005
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,473
Dallas Fort Worth International Airport Revenue Bonds 8,750 5.000 11/01/41 9,657
Dallas Fort Worth International Airport Revenue Bonds 3,750 5.000 11/01/42 4,117
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,213
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,815
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,198
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,369
Eagle Mountain & Saginaw Independent School District General Obligation
Unlimited (~)(ae)(Ê) 600 4.000 08/01/27 618
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 120
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 93
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 812
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,034
El Paso County Hospital District General Obligation Limited 2,465 5.000 08/15/31 2,617
El Paso County Hospital District General Obligation Limited 820 5.000 08/15/33 906
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 512
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 2,475 6.000 03/01/29 2,643
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/27 6,947
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,567
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 364
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 637
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,113
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 315 0.220 09/01/25 315
Harlandale Independent School District Revenue Bonds 1,125 4.000 08/15/32 1,132
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (ae) 1,000 5.000 07/01/29 1,072
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 2,800 5.000 07/01/31 3,115
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 3,650 5.000 07/01/33 4,125
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 9,160 5.000 07/01/34 10,411
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 3,700 6.500 09/01/29 4,007
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,130
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,001
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 751
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,267
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,497
Highland Park Independent School District General Obligation Unlimited 650 5.250 02/15/39 730
Highland Park Independent School District General Obligation Unlimited 2,195 5.250 02/15/40 2,456
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,060
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,615
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 52
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/28 1,054
Hutto Independent School District General Obligation Unlimited 1,245 5.000 08/01/32 1,403
Hutto Independent School District General Obligation Unlimited 1,660 5.000 08/01/43 1,822

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hutto Independent School District General Obligation Unlimited 1,600 5.000 08/01/44 1,747
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 706
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 450 4.375 09/01/30 451
Karnes County Hospital District Revenue Bonds (~)(ae)(Ê) 1,150 5.000 02/01/29 1,239
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 500
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,650
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,053
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,294
Little Elm Independent School District General Obligation Unlimited 1,560 5.000 08/15/38 1,745
Little Elm Independent School District General Obligation Unlimited 1,825 5.000 08/15/41 2,015
Lower Colorado River Authority Revenue Bonds 3,060 5.000 05/15/31 3,083
Lower Colorado River Authority Revenue Bonds (µ) 3,500 5.000 05/15/41 3,837
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 996
Mansfield Independent School District Revenue Bonds 1,570 5.000 02/15/36 1,577
Mansfield Independent School District Revenue Bonds 1,925 5.000 02/15/39 1,933
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,680
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 2,000 3.350 08/01/27 1,993
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/30 82
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 56
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,380
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,348
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 411
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,978
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 512
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 530
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 910
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 150
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 519
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,179
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 130
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 259
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 310
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,186
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 425
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 512
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 332
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 768
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,634
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,123
North Texas Tollway Authority Revenue Bonds 910 5.000 01/01/29 912
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,036
North Texas Tollway Authority Revenue Bonds 900
Zero
coupon 01/01/37 562
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,896
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/38 1,002
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 49
North Texas Tollway Authority Revenue Bonds 9,005 5.000 01/01/45 9,026
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,980 3.450 08/01/27 2,011
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 995 3.000 08/01/53 996

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northwest Independent School District General Obligation Unlimited 1,375 5.000 02/15/40 1,499
Northwest Independent School District General Obligation Unlimited 2,140 5.000 02/15/41 2,325
Pasadena Independent School District General Obligation Unlimited (~)(ae)(Ê) 5,750 3.230 02/15/44 5,816
Pearland Independent School District General Obligation Unlimited (ae) 250 5.250 02/15/26 257
Pearland Independent School District General Obligation Unlimited 1,250 5.250 02/15/32 1,280
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,338
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,675
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 659
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,250 5.000 02/15/40 2,281
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,756
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,459
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,695
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,108
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 433
Ponder Independent School District General Obligation Unlimited (~)(ae)(Ê) 700 4.000 08/15/27 722
Port Arthur Independent School District General Obligation Unlimited (ae) 1,860 5.000 02/15/45 1,868
Pottsboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 750 4.000 08/15/27 772
Princeton Independent School District General Obligation Unlimited (ae) 2,000 5.000 02/15/44 2,009
Prosper Independent School District General Obligation Unlimited 2,000 3.000 02/15/40 1,810
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 535
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 500
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,500
Rockwall Independent School District General Obligation Unlimited (ae) 605 5.000 02/15/32 608
Royse City Special Assessment (Þ) 100 4.125 09/15/40 90
Royse City Special Assessment (Þ) 400 5.375 09/15/44 394
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 550
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 711
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,048
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,618
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 420 3.450 07/01/27 421
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 665 5.000 10/01/27 697
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(ae)(Ê) 665 5.000 08/01/27 703
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,368
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,035 3.700 07/01/27 1,041
South Manvel Development Authority Tax Allocation 250 4.500 04/01/30 248
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 325
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 55 4.000 09/01/34 55
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 85 4.000 09/01/36 84
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,343
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,002
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,830
State of Texas General Obligation Unlimited 17,850 5.000 10/01/36 18,089
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,361
Strategic Housing Finance Corp of Travis County Revenue Bonds (~)(Ê) 905 3.350 03/01/46 902
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 07/01/26 206
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 315
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 373
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 10/01/31 191

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 310 5.000 10/01/44 326
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,510
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,150
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 485 5.000 08/01/26 491
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 2,000 3.050 09/01/27 1,986
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 669
Texas Department of Housing & Community Affairs Revenue Bonds 6,775 3.500 07/01/52 6,703
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,060 6.250 12/15/26 2,114
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 725 0.670 09/15/27 716
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 27,240 0.768 09/15/27 27,404
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 385
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 420 5.000 12/15/26 431
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,508
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,782
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue Bonds (~)(ae)(Ê) 2,000 5.500 01/01/34 2,209
Texas Private Activity Bond Surface Transportation Corp Revenue Bonds 6,890 5.000 12/31/32 7,305
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds (µ) 4,500
Zero
coupon 08/15/25 4,393
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,277
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,128
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,448
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 495
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,150 5.000 08/15/39 2,288
Texas Public Finance Authority Revenue Bonds (µ) 1,175 5.000 05/01/33 1,279
Texas Public Finance Authority Revenue Bonds (µ) 1,000 5.250 05/01/35 1,101
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/37 549
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 656
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 545
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 544
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 484
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,186
Texas Water Development Board Revenue Bonds 7,075 4.000 10/15/43 7,092
Texas Water Development Board Revenue Bonds 1,710 5.000 10/15/43 1,775
Texas Water Development Board Revenue Bonds 1,425 5.000 10/15/47 1,527
Tomball Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,750 0.450 02/15/36 4,854
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 707
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 700
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 548
Travis County Development Authority Special Assessment (Þ) 563 4.500 09/01/31 565
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 302
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,442
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 132
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 821
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 997
Viridian Municipal Management District Special Assessment 103 2.375 12/01/25 102
Viridian Municipal Management District Special Assessment 609 3.750 12/01/27 597
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,865
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,031

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 911
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 253
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 274
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,011
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 160
600,531
Utah - 1.1%
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,746
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,639
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,384
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/40 1,106
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,079
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 688
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,528
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,909
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,548
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 239
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,363
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/27 567
Utah Housing Corp. Revenue Bonds 3,200 6.250 07/01/55 3,581
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 140
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 140
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,387
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 165
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 250
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,692
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,844
Utah Infrastructure Agency Revenue Bonds 2,755 5.500 10/15/33 2,988
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 372
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,020
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/36 967
Utah Infrastructure Agency Revenue Bonds 1,500 4.000 10/15/39 1,417
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,232
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/42 460
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,075
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 1,008
60,534
Vermont - 0.1%
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 497
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 424
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 954
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 533
Vermont Housing Finance Agency Revenue Bonds 728 4.750 11/01/48 732
3,140
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 01/10/26 6,132
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,338
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,316

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,224
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 566
Virgin Islands Public Finance Authority Revenue Bonds (µ) 630 5.000 10/01/32 636
31,212
Virginia - 1.5%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,359
Ballston Quarter Community Development Authority Tax Allocation 255 5.000 03/01/26 247
Ballston Quarter Community Development Authority Tax Allocation 916 5.000 03/01/30 673
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 338
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 4,520 5.000 06/01/26 4,560
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 872
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 976
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 147
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 268
County of Fairfax General Obligation Unlimited 3,385 4.000 10/01/28 3,432
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,459
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,175
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 831
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 773
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 1,028
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,167
James City County Economic Development Authority Revenue Bonds (~)(Ê) 2,100 5.000 02/01/26 2,107
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 221
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 478
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 05/28/27 4,334
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 815
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 52
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 33
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 846
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 366
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 119
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,176
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 961
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,186
Virginia Housing Development Authority Revenue Bonds (~)(Ê) 13,000 1.000 07/01/55 12,999
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,786
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,029
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,271
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 992
Winchester Economic Development Authority Revenue Bonds 1,700 5.000 01/01/39 1,875
Winchester Economic Development Authority Revenue Bonds 2,250 5.000 01/01/41 2,462
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 05/28/27 11,706
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 4,055
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,362
87,536
Washington - 1.9%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,635
City of Seattle Drainage & Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,866

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Seattle Drainage & Wastewater Revenue Bonds 500 4.000 09/01/37 509
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 226
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,363
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 3.740 01/01/40 14,059
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,742
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 2,946
Energy Northwest Revenue Bonds 1,685 5.000 07/01/26 1,738
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,685
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,172
Franklin County School District No. 1 Pasco General Obligation Unlimited 8,125 5.500 12/01/40 9,327
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,242
Grant County Public Hospital District No. 2 General Obligation Unlimited 500 5.500 12/01/39 539
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,645
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 688
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,135 5.000 12/01/41 1,260
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/42 1,436
Pierce County School District No. 403 Bethel General Obligation Unlimited 885 5.000 12/01/43 971
Port of Seattle General Obligation Limited 5,575 5.000 06/01/37 6,308
Port of Seattle Revenue Bonds 2,260 5.000 04/01/31 2,261
Port of Seattle Revenue Bonds 2,275 5.000 04/01/32 2,276
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 849
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 981
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,002
State of Washington General Obligation Unlimited 2,550 5.000 02/01/26 2,610
State of Washington General Obligation Unlimited 5,125 5.000 07/01/30 5,137
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,713
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,072
State of Washington General Obligation Unlimited 4,715 5.000 06/01/38 5,098
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,901
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,353
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,308
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,578
State of Washington General Obligation Unlimited 2,350 5.000 02/01/47 2,499
State of Washington General Obligation Unlimited 1,500 5.000 02/01/48 1,599
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 600 4.000 10/01/30 609
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/38 1,037
Washington State Convention Center Public Facilities District Revenue Bonds 1,675 4.000 07/01/31 1,690
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,876
Washington State Housing Finance Commission Revenue Bonds (Þ) 30 2.125 07/01/27 30
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 282
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 236
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 3,748 4.085 03/20/40 3,610
106,964
West Virginia - 0.3%
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 350 7.000 06/01/43 361
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,962
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,249
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 4,175 3.375 03/01/40 4,152

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,547
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 398
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 762
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 502
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 235
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 276
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,882
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 1,007
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 1,014
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,752
19,099
Wisconsin - 1.7%
City of Milwaukee General Obligation Unlimited (µ) 1,375 5.000 04/01/26 1,409
City of Milwaukee General Obligation Unlimited 3,000 5.000 04/01/30 3,244
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,230
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,580
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,552
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,010
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,444
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,267
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 31
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,251
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 840
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,074
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 439
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 35
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 45
Public Finance Authority Revenue Bonds (Þ) 1,425 4.000 04/01/32 1,408
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 437
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 55
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 804
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,012
Public Finance Authority Revenue Bonds (Þ) 825 5.000 12/15/34 853
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 338
Public Finance Authority Revenue Bonds (Þ) 230 5.000 12/01/35 232
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 40
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/37 30
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 312
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 596
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/38 34
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 65
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 104

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/39 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 40
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 403
Public Finance Authority Revenue Bonds (Þ) 1,300 5.000 12/15/39 1,328
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 130
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 5,005
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 114
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 64
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 1,600 4.000 10/01/41 1,604
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 668
Public Finance Authority Revenue Bonds 250 5.350 12/01/45 256
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,179
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/38 272
Racine Unified School District General Obligation Unlimited (µ) 260 5.000 04/01/39 282
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/40 378
Racine Unified School District General Obligation Unlimited (µ) 325 5.000 04/01/41 349
University of Wisconsin Hospitals & Clinics Revenue Bonds (~)(ae)(Ê) 3,600 5.000 10/01/31 3,954
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 1,485 5.000 08/01/27 1,511
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 4.200 08/15/28 793
Wisconsin Health & Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 50
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 121
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 270
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 122
Wisconsin Health & Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 514
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 110
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,555 2.750 04/01/48 1,555
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 24,325 0.200 02/15/50 24,325
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 1,026
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 3.420 08/15/54 394
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,180 5.000 08/15/54 1,283
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,530 5.000 08/15/54 1,568
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 08/01/26 2,054
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/26 4,925
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,000 5.000 09/01/39 2,149
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 3.660 03/01/42 998
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,100 4.250 09/01/44 2,057
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 495 0.500 11/01/50 495
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,980 6.000 09/01/54 3,234
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(Ê) 1,000 5.000 11/01/58 1,035
94,951
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 5,335 3.625 07/15/39 4,910
4,910
Total Municipal Bonds
(cost $5,621,509) 5,627,628

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Total Investments - 98.0%
(identified cost $5,621,509) 5,627,628
Other Assets and Liabilities, Net - 2.0%
116,529
Net Assets - 100.0%
5,744,157

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.8%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 770,000 101.06 778
784
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 4,105,000 100.00 4,105
4,202
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.70 737
739
Arizona Industrial Development Authority Revenue Bonds 04/15/21 240,000 101.88 245
223
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,192
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.22 248
251
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.41 765
745
Artisan Lakes East Community Development District Special Assessment 06/17/21 195,000 100.00 195
191
Astonia Community Development District Special Assessment 07/09/21 85,000 100.00 85
84
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
235
Atlanta Development Authority (The) Tax Allocation 08/22/24 500,000 100.00 500
504
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 92.28 1,919
1,882
Atlanta Urban Redevelopment Agency Revenue Bonds 05/11/22 785,000 98.10 770
767
Ave Maria Stewardship Community District Special Assessment 07/24/23 500,000 99.64 498
495
Birmingham Water and Sewer Board Revenue Bonds 08/29/24 1,825,000 100.00 1,825
1,833
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.46 256
257
California School Finance Authority Revenue Bonds 04/29/21 295,000 101.18 298
283
California School Finance Authority Revenue Bonds 04/29/21 215,000 105.51 227
195
California School Finance Authority Revenue Bonds 07/16/21 500,000 112.93 565
494
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.93 1,029
1,019
California School Finance Authority Revenue Bonds 06/28/22 830,000 88.72 736
789
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.90 124
125
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.23 88
86
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
101
California School Finance Authority Revenue Bonds 06/09/23 545,000 100.37 547
558
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.69 429
435
California School Finance Authority Revenue Bonds 07/26/24 250,000 100.63 252
248
California School Finance Authority Revenue Bonds 07/26/24 250,000 101.60 254
251
California Statewide Communities Development Authority Revenue Bonds 02/12/14 3,125,000 105.09 3,284
3,129
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,125,000 99.60 2,117
2,102
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 104.11 364
361
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
118
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.56 493
501
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.71 1,057
1,004
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109.06 109
88
Capital Trust Authority Revenue Bonds 08/22/24 1,525,000 100.95 1,539
1,506
Chester County Industrial Development Authority Revenue Bonds 09/14/22 3,715,000 99.04 3,665
3,795
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,080,000 97.24 1,050
1,021
Chester County Industrial Development Authority Special Assessment 08/16/18 153,000 99.62 152
153
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.61 4,731
5,349
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 104.59 392
385
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 107.36 403
387
City of Anna Special Assessment 09/13/23 369,000 100.00 369
375
City of Boyd Special Assessment 01/19/24 1,005,000 99.69 1,002
1,015
City of Celina Special Assessment 08/12/20 75,000 100.00 75
73
City of Celina Special Assessment 08/12/20 230,000 100.00 230
210
City of Celina Special Assessment 04/13/22 191,000 100.00 191
192
City of Celina Special Assessment 09/14/22 129,000 100.00 129
129
City of Celina Special Assessment 04/12/23 510,000 100.00 510
512
City of Celina Special Assessment 07/12/23 186,000 100.00 186
189
City of Celina Special Assessment 04/10/24 165,000 100.00 165
167
City of Chicago Special Assessment 02/16/22 325,000 100.00 325
305
City of Chicago Special Assessment 02/16/22 348,000 100.00 348
324
City of Chicago Special Assessment 02/16/22 275,000 100.00 275
254
City of Chicago Special Assessment 02/16/22 300,000 100.00 300
284
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
49
City of Crandall Special Assessment 01/31/22 600,000 100.00 600
585
City of Dripping Springs Special Assessment 06/07/23 372,000 100.00 372
370
City of Dripping Springs Special Assessment 09/18/24 381,000 100.00 381
376

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 593
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Fate Special Assessment 04/05/22 185,000 100.00 185
183
City of Fort Lauderdale Revenue Bonds 10/02/23 210,000 100.12 210
214
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.28 1,695
1,283
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.11 1,051
848
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.86 1,535
1,304
City of Fort Lauderdale Special Assessment 02/11/22 230,000 112.00 258
235
City of Fort Lauderdale Special Assessment 02/11/22 240,000 113.48 272
245
City of Fort Lauderdale Special Assessment 02/11/22 255,000 114.78 293
260
City of Haslet Special Assessment 10/19/21 179,000 100.00 179
175
City of Hutto Special Assessment 10/22/21 153,000 100.00 153
150
City of Justin Special Assessment 03/27/18 745,000 100.00 745
747
City of Kyle Special Assessment 10/20/21 165,000 100.00 165
162
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
470
City of Kyle Special Assessment 03/23/22 385,000 100.00 385
379
City of Kyle Special Assessment 01/18/23 1,178,000 100.00 1,178
1,199
City of Kyle Special Assessment 10/18/23 230,000 99.50 229
240
City of Kyle Special Assessment 10/16/24 351,000 100.00 351
348
City of Lavon Special Assessment 11/16/22 200,000 100.00 200
202
City of Lavon Special Assessment 05/02/23 985,000 90.83 895
905
City of Lavon Special Assessment 10/16/24 240,000 100.00 240
238
City of Manor Special Assessment 06/22/23 233,000 99.74 232
233
City of Mesquite Revenue Bonds 04/04/23 816,000 100.00 816
793
City of Mesquite Special Assessment 09/05/18 240,000 100.00 240
242
City of Mesquite Special Assessment 09/05/18 595,000 100.00 595
600
City of Midlothian Special Assessment 03/24/21 145,000 100.00 145
142
City of Mustang Ridge Special Assessment 11/21/23 284,000 100.00 284
291
City of Oak Point Special Assessment 09/26/24 309,000 99.70 308
303
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
510
City of Pilot Point Special Assessment 05/13/22 417,000 100.00 417
421
City of Princeton Special Assessment 04/24/18 295,000 100.00 295
295
City of Princeton Special Assessment 10/02/20 50,000 100.33 50
49
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
115
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
191
City of Princeton Special Assessment 03/29/22 134,000 100.00 134
133
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
268
City of Princeton Special Assessment 02/14/23 732,000 100.00 732
732
City of Princeton Special Assessment 10/11/23 344,000 100.00 344
355
City of Royse City Special Assessment 06/30/20 175,000 102.50 179
158
City of Royse City Special Assessment 10/11/23 203,000 100.00 203
208
City of Sachse Special Assessment 11/15/22 659,000 100.00 659
671
City of Venus Special Assessment 11/09/21 250,000 99.66 249
229
City of Waxahachie Special Assessment 05/17/22 301,000 100.00 301
304
Club Municipal Management District No. 1 Special Assessment 12/01/21 84,000 100.00 84
82
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.61 234
227
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
333
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 104.97 105
99
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
156
County of Bastrop Special Assessment 05/22/23 367,000 99.61 366
365
County of Gallatin Revenue Bonds 12/09/21 450,000 104.56 471
397
County of Gallatin Revenue Bonds 12/09/21 2,420,000 98.52 2,384
2,246
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.76 274
280
Creek Preserve Community Development District Revenue Bonds 01/17/24 500,000 98.59 493
497
Creek Preserve Community Development District Special Assessment 04/13/23 1,215,000 95.33 1,158
1,202
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.47 796
696
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,175,000 99.28 1,170
1,190
Doylestown Hospital Authority Revenue Bonds 04/15/24 500,000 101.41 507
520
DW Bayview Community Development District Special Assessment 02/05/21 25,000 100.00 25
24
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
55
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.57 60
57
Eagle Pointe Community Development District Special Assessment 07/15/20 10,000 99.98 10
10
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99.89 340
337
Enbrook Community Development District Special Assessment 10/06/20 55,000 100.00 55
54
Entrada Community Development District Special Assessment 09/23/21 370,000 99.61 369
339
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.56 1,257
1,285

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 104.71 105
100
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 106.51 160
155
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 110.60 138
128
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.67 231
225
Florida Development Finance Corp. Revenue Bonds 05/13/21 110,000 101.04 111
110
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 110.02 149
138
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 110.75 111
101
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 104.42 104
99
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.73 959
932
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.36 803
788
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.61 151
148
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
624
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
422
Hills Minneola Community Development District Special Assessment 07/16/20 50,000 100.00 50
50
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
134
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.51 1,294
1,393
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
1,006
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.54 503
547
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 450,000 100.00 450
451
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 275,000 100.00 275
270
K-Bar Ranch II Community Development District Special Assessment 12/19/17 255,000 100.00 255
252
Knightsbridge Community Development District Revenue Bonds 03/14/24 690,000 100.00 690
686
Lake Emma Community Development District Special Assessment 07/07/23 110,000 99.75 110
110
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.92 310
295
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
96
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 100.50 2,362
2,338
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 400,000 100.00 400
400
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 98.94 544
546
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 109.89 563
459
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 105.06 105
94
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 1,000,000 101.50 1,015
1,033
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 450,000 99.29 447
452
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
522
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 103.56 207
199
Mississippi Development Bank Revenue Bonds 10/01/21 300,000 104.32 313
296
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 105.37 105
100
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 350,000 99.02 347
361
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.67 533
535
Nevada Department of Business & Industry Revenue Bonds 04/06/18 465,000 100.00 465
465
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 650,000 100.00 650
641
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 104.93 1,275
1,179
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 107.10 573
530
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 89.12 405
425
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 95.40 887
910
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 98.19 506
512
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 81.13 300
332
New York Liberty Development Corp. Revenue Bonds 07/07/20 4,865,000 96.62 4,577
4,842
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.57 679
676
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,491
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.88 742
750
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.28 782
753
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 101.79 310
305
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 106.59 704
670
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 108.53 450
423
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 108.99 480
448
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 270,000 100.48 271
275
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.40 143
142
Philadelphia Authority for Industrial Development Revenue Bonds 06/13/24 1,000,000 100.00 1,000
1,005
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
93
Pine Isle Community Development District Special Assessment 11/04/21 190,000 100.00 190
186
Pioneer Ranch Community Development District Special Assessment 10/02/24 365,000 100.00 365
360
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.23 100
95
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 96.10 1,442
1,502

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 99.01 1,238
1,251
Public Finance Authority Revenue Bonds 12/03/20 230,000 110.46 254
232
Public Finance Authority Revenue Bonds 01/21/22 1,425,000 103.58 1,440
1,408
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.39 775
668
Public Finance Authority Revenue Bonds 02/02/22 450,000 103.86 467
439
Public Finance Authority Revenue Bonds 02/02/22 455,000 103.91 473
437
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.73 987
1,012
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.55 402
403
Public Finance Authority Revenue Bonds 09/25/24 1,300,000 104.21 1,355
1,328
Public Finance Authority Revenue Bonds 09/25/24 825,000 106.17 876
853
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.53 4,942
4,966
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.06 315
320
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/12/22 9,400,000 95.18 8,372
9,602
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101.06 1,860
1,969
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/25/23 5,460,000 102.04 5,571
5,945
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.38 8,749
9,183
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.65 299
279
Rivers Edge III Community Development District Special Assessment 04/07/21 105,000 99.90 105
103
Royse City Special Assessment 07/15/20 100,000 100.00 100
90
Royse City Special Assessment 07/10/24 400,000 99.09 396
394
Rye Crossing Community Development District Special Assessment 09/13/23 200,000 100.00 200
202
Savanna Lakes Community Development District Special Assessment 05/11/23 175,000 99.85 175
173
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 220,000 100.00 220
220
Seminole Palms Community Development District Special Assessment 09/04/24 700,000 100.00 700
690
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.45 547
550
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 325,000 100.90 328
325
Somerset Bay Community Development District Special Assessment 05/20/24 370,000 100.00 370
373
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 600,000 102.39 614
607
Stonewater Community Development District Special Assessment 10/13/21 165,000 100.00 165
160
Stuart Crossing Community Development District Revenue Bonds 03/13/24 260,000 100.00 260
258
Summerstone Community Development District Special Assessment 09/09/21 120,000 100.00 120
117
Timber Creek Community Development District Special Assessment 06/20/18 45,000 100.00 45
45
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
534
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.89 400
400
Town of Bridgeville Special Tax 04/24/24 875,000 100.00 875
920
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
707
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
700
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
548
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
302
Travis County Development Authority Special Assessment 03/19/24 563,000 100.00 563
565
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
413
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
194
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 250,000 91.98 230
252
Union Park East Community Development District Special Assessment 01/12/22 42,500 100.09 43
42
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.48 400
415
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
47
Veranda Community Development District II Special Assessment 02/24/21 15,000 100.00 15
15
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 550,000 98.26 540
533
Village Community Development District No. 15 Special Assessment 06/22/23 175,000 100.00 175
177
Village Community Development District No. 15 Special Assessment 06/22/23 665,000 100.00 665
679
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
208
Washington State Housing Finance Commission Revenue Bonds 09/10/21 30,000 100.00 30
30
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.45 212
236
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 1,485,000 102.02 1,515 1,511
161,392
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 150,362 $ —
$ —
$ 150,362 2 .6
Alaska — 8,713 —
—
8,713 0 .1
Arizona — 102,553 —
—
102,553 1 .8
Arkansas — 18,543 —
—
18,543 0 .3
California — 427,930 —
—
427,930 7 .4
Colorado — 136,293 —
—
136,293 2 .4
Connecticut — 98,101 —
—
98,101 1 .7
Delaware — 26,232 —
—
26,232 0 .5
District of Columbia — 48,940 —
—
48,940 0 .9
Florida — 332,233 —
—
332,233 5 .8
Georgia — 187,809 —
—
187,809 3 .3
Guam — 38,302 —
—
38,302 0 .7
Hawaii — 7,168 —
—
7,168 0 .1
Idaho — 16,729 —
—
16,729 0 .3
Illinois — 674,752 —
—
674,752 11 .7
Indiana — 67,243 —
—
67,243 1 .2
Iowa — 27,791 —
—
27,791 0 .5
Kansas — 16,764 —
—
16,764 0 .3
Kentucky — 78,081 —
—
78,081 1 .4
Louisiana — 126,373 —
—
126,373 2 .2
Maine — 3,565 —
—
3,565 0 .1
Maryland — 51,659 —
—
51,659 0 .9
Massachusetts — 51,884 —
—
51,884 0 .9
Michigan — 123,793 —
—
123,793 2 .1
Minnesota — 16,820 —
—
16,820 0 .3
Mississippi — 101,643 —
—
101,643 1 .8
Missouri — 82,619 —
—
82,619 1 .4
Montana — 13,975 —
—
13,975 0 .2
Nebraska — 39,673 —
—
39,673 0 .7
Nevada — 49,372 —
—
49,372 0 .8
New Hampshire — 37,613 —
—
37,613 0 .7
New Jersey — 194,824 —
—
194,824 3 .4
New Mexico — 26,178 —
—
26,178 0 .5
New York — 492,739 —
—
492,739 8 .6
North Carolina — 47,730 —
—
47,730 0 .8
North Dakota — 9,403 —
—
9,403 0 .2
Ohio — 97,591 —
—
97,591 1 .7
Oklahoma — 24,157 —
—
24,157 0 .4
Oregon — 18,391 —
—
18,391 0 .3
Pennsylvania — 185,461 —
—
185,461 3 .2

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Puerto Rico — 190,540 —
—
190,540 3 .3
Rhode Island — 29,373 —
—
29,373 0 .5
South Carolina — 50,233 —
—
50,233 0 .9
South Dakota — 4,750 —
—
4,750 0 .1
Tennessee — 83,853 —
—
83,853 1 .4
Texas — 600,531 —
—
600,531 10 .4
Utah — 60,534 —
—
60,534 1 .1
Vermont — 3,140 —
—
3,140 0 .1
Virgin Islands — 31,212 —
—
31,212 0 .5
Virginia — 87,536 —
—
87,536 1 .5
Washington — 106,964 —
—
106,964 1 .9
West Virginia — 19,099 —
—
19,099 0 .3
Wisconsin — 94,951 —
—
94,951 1 .7
Wyoming — 4,910 —
—
4,910 0 .1
Total Investments $ — $ 5,627,628 $ — $ — $ 5,627,628 98 .0
Other Assets and Liabilities, Net
2 .0
100 .0
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,189
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (9,011)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 5,621,509
Investments, at fair value .............................................................................................................................................................
5,627,628
Cash .............................................................................................................................................................................................. 69,867
Receivables:
Dividends and interest ...................................................................................................................................................... 70,421
Investments sold ............................................................................................................................................................... 10,178
Fund shares sold ............................................................................................................................................................... 11,334
Total assets ...............................................................................................................................................................
5,789,428
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 40,575
Fund shares redeemed ...................................................................................................................................................... 2,140
Accrued fees to affiliates .................................................................................................................................................. 2,258
Other accrued expenses .................................................................................................................................................... 298
Total liabilities ...........................................................................................................................................................
45,271
Net Assets ...............................................................................................................................................................
$ 5,744,157

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (246,33 2 )
Shares of beneficial interest .........................................................................................................................................................
2,617
Additional paid-in capital ............................................................................................................................................................
5,987,87 2
Net Assets ...............................................................................................................................................................
$ 5,744,15 7
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 22.04
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 22.90
Class A — Net assets ........................................................................................................................................................... $ 44,131,704
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,002,354
Net asset value per share: Class C (#) .......................................................................................................................................... $ 21.89
Class C — Net assets ........................................................................................................................................................... $ 19,769,066
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 903,276
Net asset value per share: Class M (#) ......................................................................................................................................... $ 21.95
Class M — Net assets .......................................................................................................................................................... $ 1,780,639,173
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 81,104, 33 5
Net asset value per share: Class S (#) .......................................................................................................................................... $ 21.95
Class S — Net assets ............................................................................................................................................................ $ 3,899,617,097
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 177,680, 9 4 7
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 21
Interest .............................................................................................................................................................................. 196,545
Total investment income ..............................................................................................................................................................
196,566
Expenses
Advisory fees ................................................................................................................................................................... 16,065
Administrative fees .......................................................................................................................................................... 2,574
Custodian fees .................................................................................................................................................................. 388
Distribution fees - Class A ............................................................................................................................................... 102
Distribution fees - Class C ............................................................................................................................................... 143
Transfer agent fees - Class A ........................................................................................................................................... 82
Transfer agent fees - Class C ........................................................................................................................................... 38
Transfer agent fees - Class M .......................................................................................................................................... 3,183
Transfer agent fees - Class S ............................................................................................................................................ 7,407
Professional fees .............................................................................................................................................................. 253
Registration fees ............................................................................................................................................................... 182
Shareholder servicing fees - Class C ............................................................................................................................... 48
Trustees’ fees .................................................................................................................................................................... 259
Printing fees ..................................................................................................................................................................... 152
Miscellaneous .................................................................................................................................................................. 185
Expenses before reductions .............................................................................................................................................. 31,061
Expense reductions .......................................................................................................................................................... (4,788)
Net expenses ................................................................................................................................................................................
26,273
Net investment income (loss) .......................................................................................................................................................
170,293
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (50,188)
Futures contracts .............................................................................................................................................................. 3,189
Net realized gain (loss) ................................................................................................................................................................
(46,999)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 307,484
Futures contracts .............................................................................................................................................................. (9,011)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 298,473
Net realized and unrealized gain (loss) ........................................................................................................................................ 251,474
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 421,767

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 170,293 $ 131,617
Net realized gain (loss) ....................................................................................................................... (46,999) (55,313)
Net change in unrealized appreciation (depreciation) ........................................................................ 298,473 41,928
Net increase (decrease) in net assets from operations .............................................................................. 421,767 118,232
Distributions
To shareholders
Class A .......................................................................................................................................... (1,241) (890)
Class C .......................................................................................................................................... (456) (416)
Class M ......................................................................................................................................... (54,479) (43,503)
Class S .......................................................................................................................................... (123,857) (97,576)
Net decrease in net assets from distributions ............................................................................................ (180,033) (142,385)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 759,928 751,729
Total Net Increase (Decrease) in Net Assets ........................................................................
1,001,662 727,576
Net Assets
Beginning of period .................................................................................................................................. 4,742,495 4,014,919
End of period .............................................................................................................................................
$ 5,744,157 $ 4,742,495

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 603
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 600 $ 13,228 610 $ 13,254
Proceeds from reinvestment of distributions 56 1,235 41 885
Payments for shares redeemed (311) (6,875) (455) (9,862)
Net increase (decrease)
345 7,588 196 4,277
Class C
Proceeds from shares sold 230 5,052 161 3,471
Proceeds from reinvestment of distributions 21 456 19 415
Payments for shares redeemed (229) (5,014) (272) (5,877)
Net increase (decrease)
22 494 (92) (1,991)
Class M
Proceeds from shares sold 25,272 555,486 23,957 519,512
Proceeds from reinvestment of distributions 2,484 54,386 2,009 43,412
Payments for shares redeemed (12,819) (281,274) (15,815) (341,553)
Net increase (decrease)
14,937 328,598 10,151 221,371
Class S
Proceeds from shares sold 48,943 1,073,935 58,440 1,263,987
Proceeds from reinvestment of distributions 5,650 123,638 4,507 97,370
Payments for shares redeemed (35,319) (774,325) (38,655) (833,285)
Net increase (decrease)
19,274 423,248 24,292 528,072
Total increase (decrease)
34,578 $ 759,928 34,547 $ 751,729

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2024 20.97 .63 1.12 1.75 (.68) (.68)
October 31, 2023 20.93 .55 .10 .65 (.61) (.61)
October 31, 2022 23.94 .39 (2.92) (2.53) (.48) (.48)
October 31, 2021 23.67 .40 .36 .76 (.49) (.49)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
Class C
October 31, 2024 20.83 .47 1.12 1.59 (.53) (.53)
October 31, 2023 20.80 .39 .09 .48 (.45) (.45)
October 31, 2022 23.78 .23 (2.89) (2.66) (.32) (.32)
October 31, 2021 23.53 .23 .34 .57 (.32) (.32)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
Class M
October 31, 2024 20.89 .72 1.10 1.82 (.76) (.76)
October 31, 2023 20.85 .64 .09 .73 (.69) (.69)
October 31, 2022 23.85 .48 (2.91) (2.43) (.57) (.57)
October 31, 2021 23.58 .49 .36 .85 (.58) (.58)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
Class S
October 31, 2024 20.88 .69 1.12 1.81 (.74) (.74)
October 31, 2023 20.85 .61 .09 .70 (.67) (.67)
October 31, 2022 23.84 .46 (2.90) (2.44) (.55) (.55)
October 31, 2021 23.58 .47 .35 .82 (.56) (.56)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 605
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
22.04 8.39 44,132 .82 .80 2.87 39
20.97 3.03 34,759 .83 .81 2.55 48
20.93 (10.70) 30,595 .84 .82 1.74 42
23.94 3.22 39,060 .84 .82 1.67 19
23.67 2.06 34,384 .84 .82 1.53 43
21.89 7.65 19,769 1.57 1.51 2.15 39
20.83 2.28 18,352 1.58 1.52 1.82 48
20.80 (11.29) 20,240 1.59 1.53 1.03 42
23.78 2.44 26,500 1.59 1.53 .96 19
23.53 1.35 23,071 1.59 1.53 .82 43
21.95 8.78 1,780,639 .57 .41 3.26 39
20.89 3.43 1,381,959 .58 .42 2.94 48
20.85 (10.34) 1,168,139 .59 .43 2.16 42
23.85 3.63 1,168,245 .59 .43 2.04 19
23.58 2.43 509,715 .59 .43 1.92 43
21.95 8.73 3,899,617 .57 .51 3.16 39
20.88 3.28 3,307,425 .58 .52 2.84 48
20.85 (10.40) 2,795,945 .59 .53 2.05 42
23.84 3.49 3,006,439 .59 .53 1.96 19
23.58 2.37 2,575,388 .59 .53 1.82 43

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 1,459,774
Administrative fees 232,557
Distribution fees 22,025
Shareholder servicing fees 4,238
Transfer agent fees 531,813
Trustee fees 7,876
$ 2,258,283
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 5,666,675,811 $ 595,273,466 $ (634,321,384) $ (39,047,918) $ 25,981,587 $ (233,267,050)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
Ordinary
Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
$ 7,063,889 $ — $ 172,969,421 $ 2,530,425 $ — $ 139,855,001
Total distributable earnings (losses)
$ (1)
Additional paid-in capital
1

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.9%
Australia - 6.8%
APA Group 40,959 188
Atlas Arteria, Ltd. 1,961,252 6,256
Aurizon Holdings, Ltd. 122,580 272
Cleanaway Waste Management, Ltd. 671,594 1,202
Qube Holdings, Ltd. 668,181 1,628
Transurban Group 1,639,421 13,696
23,242
Belgium - 0.1%
Elia Group SA 2,774 264
Brazil - 0.7%
CCR SA 770,878 1,633
Cia Paranaense de Energia 158,032 238
Santos Brasil Participacoes SA 244,709 535
2,406
Canada - 6.5%
AltaGas, Ltd. 81,542 1,949
Canadian National Railway Co. 5,048 545
Canadian Pacific Kansas City, Ltd. 2,090 161
Enbridge, Inc. 237,642 9,600
Gibson Energy, Inc. 19,828 329
Pembina Pipeline Corp. 92,433 3,867
South Bow Corp. Class W 17,974 449
TC Energy Corp. 113,118 5,261
22,161
China - 2.4%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 4,072,000 1,478
China Merchants Port Holdings Co.,
Ltd. 554,466 913
COSCO SHIPPING Ports, Ltd. 404,000 231
ENN Energy Holdings, Ltd. 602,282 4,258
Guangdong Investment, Ltd. 871,342 554
Zhejiang Expressway Co., Ltd. Class H 1,136,000 754
8,188
France - 5.6%
Aeroports de Paris SA 32,785 3,898
Engie SA 125,436 2,102
Getlink SE 581,775 9,879
Veolia Environnement SA 26,849 850
Vinci SA 22,757 2,544
19,273
Germany - 1.4%
E.ON SE 220,065 2,972
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 30,835 1,667
RWE AG 8,213 266
4,905
Hong Kong - 0.3%
CLP Holdings, Ltd. 92,500 786
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Assets Holdings, Ltd. 27,000 179
965
Italy - 2.4%
Enel SpA 369,425 2,802
Hera SpA 336,778 1,293
Infrastrutture Wireless Italiane SpA(Þ) 137,448 1,549
Italgas SpA 3,646 22
Snam Rete Gas SpA 188,808 908
Terna - Rete Elettrica Nazionale 169,568 1,471
8,045
Japan - 2.5%
East Japan Railway Co. 47,901 957
Japan Airport Terminal Co., Ltd. 145,700 5,327
Kamigumi Co., Ltd. 23,313 488
Tokyo Gas Co., Ltd. 11,700 288
West Japan Railway Co. 88,700 1,566
8,626
Luxembourg - 0.1%
SES SA 64,836 259
Malaysia - 0.1%
Tenaga Nasional BHD 73,700 236
Mexico - 6.4%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 40,107 336
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 19,253 1,291
Grupo Aeroportuario del Pacifico SAB
de CV Class B 436,340 7,566
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,071 1,927
Grupo Aeroportuario del Sureste SAB
de CV Class B 251,965 6,739
Grupo Aeroportuario del Sureste SAB
de CV - ADR 10,561 2,844
Promotora y Operadora de
Infraestructura SAB de CV 125,756 1,097
21,800
Netherlands - 0.1%
Koninklijke Vopak NV 7,521 346
New Zealand - 1.3%
Auckland International Airport, Ltd. 923,693 4,032
Infratil, Ltd. 69,021 518
Port of Tauranga, Ltd. 10,878 39
4,589
Philippines - 0.3%
International Container Terminal
Services, Inc. 157,865 1,075
Singapore - 0.4%
Parkway Life Real Estate Investment
Trust(ö) 177,217 505

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
608 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sembcorp Industries, Ltd. 264,300 1,006
1,511
Spain - 7.0%
Aena SME SA(Þ) 60,184 13,294
Cellnex Telecom SA(Þ) 32,595 1,192
Endesa SA 29,272 631
Iberdrola SA 536,059 7,950
Redeia Corp. SA 46,343 856
23,923
Switzerland - 1.9%
Flughafen Zurich AG 26,775 6,321
Thailand - 0.0%
Airports of Thailand PCL 30,300 55
United Kingdom - 4.4%
National Grid PLC 697,316 8,764
National Grid PLC - ADR 19,059 1,212
Scottish & Southern Energy PLC 42,894 973
Severn Trent PLC Class H 127,938 4,237
15,186
United States - 46.2%
AES Corp. (The) 79,418 1,310
Alliant Energy Corp. 47,314 2,839
Ameren Corp. 19,674 1,714
American Electric Power Co., Inc. 56,027 5,533
American Tower Corp.(ö) 22,972 4,905
Brookfield Renewable Corp. Class A 10,504 321
Casella Waste Systems, Inc. Class A(Æ) 5,605 549
CenterPoint Energy, Inc. 61,803 1,825
Cheniere Energy, Inc. 66,962 12,815
Clearway Energy, Inc. Class C 13,300 377
CMS Energy Corp. 27,193 1,893
Consolidated Edison, Inc. 7,808 794
Constellation Energy Generation LLC 14,167 3,725
Crown Castle, Inc.(ö) 3,680 396
CSX Corp. 7,213 243
Digital Realty Trust, Inc.(ö) 10,696 1,906
Dominion Energy, Inc. 93,720 5,579
DT Midstream, Inc. 29,903 2,696
DTE Energy Co. 3,690 458
Duke Energy Corp. 89,677 10,337
Edison International 10,849 894
Entergy Corp. 12,794 1,980
Equinix, Inc.(ö) 401 364
Evergy, Inc. 45,975 2,779
Eversource Energy 53,338 3,512
Exelon Corp. 108,901 4,280
Ferrovial SE 37,292 1,492
GFL Environmental, Inc. 80,002 3,344
Kinder Morgan, Inc. 160,584 3,936
Kinetik Holdings Inc 7,578 369
NextEra Energy, Inc. 213,178 16,894
NiSource, Inc. 113,605 3,994
Norfolk Southern Corp. 5,600 1,402
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ONEOK, Inc. 43,844 4,248
PG&E Corp. 127,091 2,570
PPL Corp. 36,196 1,179
Public Service Enterprise Group, Inc. 54,341 4,859
Republic Services, Inc. Class A 9,068 1,795
SBA Communications Corp.(ö) 10,462 2,401
Sempra Energy 39,700 3,310
Southern Co. (The) 22,395 2,039
Targa Resources Corp. 48,866 8,159
UGI Corp. 84,918 2,030
Union Pacific Corp. 5,624 1,305
Vistra Corp. 14,848 1,855
Waste Connections, Inc. 6,028 1,065
Waste Management, Inc. 10,196 2,201
WEC Energy Group, Inc. 6,960 665
Williams Cos., Inc. (The) 127,477 6,676
Xcel Energy, Inc. 93,913 6,274
158,086
Total Common Stocks
(cost $269,573) 331,462
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 9,376,339 (∞) 9,375
Total Short-Term Investments
(cost $9,375) 9,375
Total Investments - 99.6%
(identified cost $278,948) 340,837
Other Assets and Liabilities,
Net - 0.4%
1,264
Net Assets - 100.0%
342,101

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 609
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.7%
Aena SME SA 02/11/15 EUR 60,184 109.08 6,565
13,294
Cellnex Telecom SA 03/20/19 EUR 32,595 32.11 1,046
1,192
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 137,448 9.57 1,316 1,549
16,035
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 38 EUR 1,837 12/24
(18)
MSCI Emerging Markets Index Futures 13 USD 732 12/24
16
S&P E-Mini Energy Select Sector Futures 16 USD 1,492 12/24
44
S&P E-Mini Utilities Select Sector Futures 55 USD 4,458 12/24
35
SPI 200 Index Futures 9 AUD 1,838 12/24 (3)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 74
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 62 SGD 82 11/01/24 —
Bank of America USD 123 SGD 163 11/04/24 —
Bank of America EUR 480 USD 532 12/18/24 9
Citigroup USD 795 AUD 1,194 12/18/24 (9)
Citigroup USD 1,456 EUR 1,316 12/18/24 (22)
Royal Bank of Canada USD 795 AUD 1,194 12/18/24 (9)
Royal Bank of Canada USD 1,455 EUR 1,316 12/18/24 (21)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (52)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 23,242 $ —
$ —
$ 23,242 6.8
Belgium — 264 —
—
264 0.1
Brazil 2,406 — —
—
2,406 0.7
Canada 22,161 — —
—
22,161 6.5
China — 8,188 —
—
8,188 2.4

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
610 Global Infrastructure Fund
x
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
France — 19,273 —
—
19,273 5.6
Germany — 4,905 —
—
4,905 1.4
Hong Kong — 965 —
—
965 0.3
Italy — 8,045 —
—
8,045 2.4
Japan — 8,626 —
—
8,626 2.5
Luxembourg — 259 —
—
259 0.1
Malaysia — 236 —
—
236 0.1
Mexico 21,800 — —
—
21,800 6.4
Netherlands — 346 —
—
346 0.1
New Zealand — 4,589 —
—
4,589 1.3
Philippines — 1,075 —
—
1,075 0.3
Singapore — 1,511 —
—
1,511 0.4
Spain — 23,923 —
—
23,923 7.0
Switzerland — 6,321 —
—
6,321 1.9
Thailand — 55 —
—
55 —
*
United Kingdom 1,212 13,974 —
—
15,186 4.4
United States 156,594 1,492 —
—
158,086 46.2
Short-Term Investments — — — 9,375 9,375 2.7
Total Investments 204,173 127,289 — 9,375 340,837 99.6
Other Assets and Liabilities, Net
0.4
100.0
Other Financial Instruments
Assets
Futures Contracts 95 — — — 95 —
*
Foreign Currency Exchange Contracts — 9 — — 9 —
*
A
Liabilities
Futures Contracts (21) — — — (21) (—)
*
Foreign Currency Exchange Contracts — (61) — — (61) (—)
*
Total Other Financial Instruments
**
$ 74 $ (52) $ — $ — $ 22
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 611
Infrastructure Subindustry Exposure
Fair Value
$
Common Stocks
Airport Services .................................................................................
56,776
Cable & Satellite ................................................................................
259
Construction & Engineering ..............................................................
4,035
Data Center REITs .............................................................................
2,270
Electric Utilities .................................................................................
81,222
Environmental & Facilities Services .................................................
10,157
Gas Utilities .......................................................................................
9,641
Healthcare REITs ...............................................................................
505
Highways & Railtracks ......................................................................
33,315
Independent Power Producers & Energy Traders ..............................
3,431
Integrated Telecommunication Services ............................................
2,741
Marine Ports & Services ....................................................................
4,909
Multi-Sector Holdings .......................................................................
518
Multi-Utilities ....................................................................................
43,290
Oil & Gas Storage & Transportation .................................................
58,750
Rail Transportation .............................................................................
6,451
Renewable Electricity ........................................................................
699
Telecom Tower REITs ........................................................................
7,702
Water Utilities ....................................................................................
4,791
Short-Term Investments .......................................................
9,375
Total Investments ............................................................................... 340,837

See accompanying notes which are an integral part of the financial statements.
612 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 9
Variation margin on futures contracts* 95 —
Total
$ 95 $ 9
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 21 $ —
Unrealized depreciation on foreign currency exchange contracts — 61
Total
$ 21 $ 61
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,431 $ —
Foreign currency exchange contracts — 693
Total
$ 1,431 $ 693
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 603 $ —
Foreign currency exchange contracts — 14
Total
$ 603 $ 14
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 613
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 9 $ — $ 9
Total Financial and Derivative Assets
9 — 9
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 9 $ — $ 9
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 9 $ — $ — $ 9
Total
$ 9 $ — $ — $ 9

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
614 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 61 $ — $ 61
Total Financial and Derivative Liabilities
61 — 61
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 61 $ — $ 61
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 31 $ — $ — $ 31
Royal Bank of Canada 30 — — 30
Total
$ 61 $ — $ — $ 61
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 615
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 278,948
Investments, at fair value(>) ........................................................................................................................................................
340,837
Foreign currency holdings(^) ....................................................................................................................................................... 720
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 9
Receivables:
Dividends and interest ...................................................................................................................................................... 347
Dividends from affiliated funds ....................................................................................................................................... 39
Investments sold ............................................................................................................................................................... 7
Fund shares sold ............................................................................................................................................................... 299
Foreign capital gains taxes recoverable ........................................................................................................................... 85
From broker(a) ................................................................................................................................................................. 541
Variation margin on futures contracts .............................................................................................................................. 75
Total assets ...............................................................................................................................................................
342,959
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 18 5
Fund shares redeemed ...................................................................................................................................................... 230
Accrued fees to affiliates .................................................................................................................................................. 247
Other accrued expenses .................................................................................................................................................... 13 5
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 61
Total liabilities ...........................................................................................................................................................
858
Net Assets ...............................................................................................................................................................
$ 342,101

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
616 Global Infrastructure Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 63,51 6
Shares of beneficial interest .........................................................................................................................................................
357
Additional paid-in capital ............................................................................................................................................................
278,22 8
Net Assets ...............................................................................................................................................................
$ 342,101
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.54
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.12
Class A — Net assets ........................................................................................................................................................... $ 5,415,112
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 567,492
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.40
Class C — Net assets ........................................................................................................................................................... $ 1,554,182
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 165,405
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.55
Class M — Net assets .......................................................................................................................................................... $ 47,114,501
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,930,914
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.58
Class S — Net assets ............................................................................................................................................................ $ 238,223,077
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 24,865,079
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.58
Class Y — Net assets ........................................................................................................................................................... $ 49,793,927
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 5,196,685
Amounts in thousands
(^)     Foreign currency holdings - cost $ 722
(>)     Investments in affiliates, U.S. Cash Management Fund $ 9,375
(a)   Receivable from Broker for Futures $ 541
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 617
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 11,942
Dividends from affiliated funds ....................................................................................................................................... 665
Interest .............................................................................................................................................................................. 35
Securities lending income (net) ....................................................................................................................................... 40
Less foreign taxes withheld ............................................................................................................................................. (758)
Total investment income ..............................................................................................................................................................
11,924
Expenses
Advisory fees ................................................................................................................................................................... 3,090
Administrative fees .......................................................................................................................................................... 152
Custodian fees .................................................................................................................................................................. 158
Distribution fees - Class A ............................................................................................................................................... 10
Distribution fees - Class C ............................................................................................................................................... 12
Transfer agent fees - Class A ........................................................................................................................................... 8
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 86
Transfer agent fees - Class S ............................................................................................................................................ 439
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 92
Registration fees ............................................................................................................................................................... 94
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 45
Miscellaneous .................................................................................................................................................................. 33
Expenses before reductions .............................................................................................................................................. 4,244
Expense reductions .......................................................................................................................................................... (1,124)
Net expenses ................................................................................................................................................................................
3,120
Net investment income (loss) .......................................................................................................................................................
8,804
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,678
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 1,431
Foreign currency exchange contracts ............................................................................................................................... 693
Foreign currency-related transactions .............................................................................................................................. (412)
Net realized gain (loss) ................................................................................................................................................................
6,396
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 58,241
Futures contracts .............................................................................................................................................................. 603
Foreign currency exchange contracts ............................................................................................................................... 14
Foreign currency-related transactions .............................................................................................................................. (3)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 58,855
Net realized and unrealized gain (loss) ........................................................................................................................................ 65,251
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 74,055

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
618 Global Infrastructure Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 8,804 $ 5,201
Net realized gain (loss) ....................................................................................................................... 6,396 (1,975)
Net change in unrealized appreciation (depreciation) ........................................................................ 58,855 (13,582)
Net increase (decrease) in net assets from operations .............................................................................. 74,055 (10,356)
Distributions
To shareholders
Class A .......................................................................................................................................... (102) (134)
Class C .......................................................................................................................................... (26) (54)
Class M ......................................................................................................................................... (1,163) (1,500)
Class S .......................................................................................................................................... (5,775) (4,489)
Class Y .......................................................................................................................................... (1,365) (1,124)
Net decrease in net assets from distributions ............................................................................................ (8,431) (7,301)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 47,390 171,910
Total Net Increase (Decrease) in Net Assets ........................................................................
113,014 154,253
Net Assets
Beginning of period .................................................................................................................................. 229,087 74,834
End of period .............................................................................................................................................
$ 342,101 $ 229,087

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 619
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 161 $ 1,518 64 $ 540
Proceeds from reinvestment of distributions 12 102 16 134
Payments for shares redeemed (71) (619) (111) (947)
Net increase (decrease)
102 1,001 (31) (273)
Class C
Proceeds from shares sold 17 144 34 287
Proceeds from reinvestment of distributions 3 26 6 54
Payments for shares redeemed (61) (517) (97) (810)
Net increase (decrease)
(41) (347) (57) (469)
Class M
Proceeds from shares sold 934 8,202 4,404 36,764
Proceeds from reinvestment of distributions 131 1,163 181 1,500
Payments for shares redeemed (984) (8,614) (820) (6,948)
Net increase (decrease)
81 751 3,765 31,316
Class S
Proceeds from shares sold 10,266 85,314 15,215 127,199
Proceeds from reinvestment of distributions 495 4,420 512 4,261
Payments for shares redeemed (4,296) (37,758) (3,852) (32,332)
Net increase (decrease)
6,465 51,976 11,875 99,128
Class Y
Proceeds from shares sold 150 1,293 5,215 43,685
Proceeds from reinvestment of distributions 153 1,365 136 1,124
Payments for shares redeemed (967) (8,649) (302) (2,601)
Net increase (decrease)
(664) (5,991) 5,049 42,208
Total increase (decrease)
5,943 $ 47,390 20,601 $ 171,910

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
620 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 7.67 .22 1.86 2.08 (.21) —
October 31, 2023 8.13 .19 (.36) (.17) (.17) (.12)
October 31, 2022 10.16 .14 (.69) (.55) (.24) (1.24)
October 31, 2021 8.75 .19 1.97 2.16 (.26) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
Class C
October 31, 2024 7.55 .15 1.85 2.00 (.15) —
October 31, 2023 8.01 .12 (.36) (.24) (.10) (.12)
October 31, 2022 10.03 .07 (.68) (.61) (.17) (1.24)
October 31, 2021 8.64 .12 1.94 2.06 (.18) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
Class M
October 31, 2024 7.68 .25 1.86 2.11 (.24) —
October 31, 2023 8.13 .22 (.35) (.13) (.20) (.12)
October 31, 2022 10.17 .17 (.70) (.53) (.27) (1.24)
October 31, 2021 8.76 .20 1.99 2.19 (.29) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
Class S
October 31, 2024 7.70 .24 1.87 2.11 (.23) —
October 31, 2023 8.16 .21 (.36) (.15) (.19) (.12)
October 31, 2022 10.20 .16 (.70) (.54) (.26) (1.24)
October 31, 2021 8.78 .20 1.99 2.19 (.28) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
Class Y
October 31, 2024 7.70 .26 1.87 2.13 (.25) —
October 31, 2023 8.16 .25 (.39) (.14) (.20) (.12)
October 31, 2022 10.20 .18 (.70) (.52) (.28) (1.24)
October 31, 2021 8.77 .24 1.98 2.22 (.30) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 621
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.21) 9.54 27.37 5,415 1.61 1.27 2.45 67
(.29) 7.67 (2.35) 3,574 1.96 1.28 2.25 61
(1.48) 8.13 (5.95) 4,039 2.17 1.28 1.58 62
(.75) 10.16 25.50 4,719 2.00 1.30 1.99 66
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.15) 9.40 26.57 1,554 2.37 2.02 1.74 67
(.22) 7.55 (3.15) 1,557 2.71 2.03 1.47 61
(1.41) 8.01 (6.67) 2,104 2.92 2.03 .84 62
(.67) 10.03 24.65 2,547 2.75 2.05 1.23 66
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.24) 9.55 27.74 47,115 1.36 .92 2.83 67
(.32) 7.68 (1.87) 37,232 1.70 .93 2.61 61
(1.51) 8.13 (5.70) 8,829 1.92 .93 1.92 62
(.78) 10.17 25.91 8,775 1.78 .95 2.07 66
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.23) 9.58 27.69 238,223 1.36 1.02 2.75 67
(.31) 7.70 (2.08) 141,617 1.71 1.03 2.48 61
(1.50) 8.16 (5.79) 53,243 1.91 1.03 1.81 62
(.77) 10.20 25.84 73,700 1.77 1.05 2.10 66
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.25) 9.58 27.89 49,794 1.17 .84 2.92 67
(.32) 7.70 (1.92) 45,107 1.51 .85 2.99 61
(1.52) 8.16 (5.60) 6,619 1.72 .85 1.99 62
(.79) 10.20 26.21 6,380 1.54 .87 2.44 66
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
622 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 189,022
Administrative fees 14,025
Distribution fees 2,165
Shareholder servicing fees 336
Transfer agent fees 41,241
Trustee fees 138
$ 246,927
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,242 $ 117,070 $ 115,943 $ 6 $ — $ 9,375 $ 665 $ —
U.S. Cash Collateral Fund 2,986 61,656 64,642 — — — 188 —
$ 11,228 $ 178,726 $ 180,585 $ 6 $ — $ 9,375 $ 853 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 286,814,822 $ 57,987,042 $ (3,967,960) $ 54,019,082 $ 3,656,527 $ 5,852,589
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 8,275,146 $ 156,281 $ — $ 4,967,125 $ 2,334,280 $ —
Total distributable earnings (losses)
$ (3)
Additional paid-in capital
3

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 623
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.1%
Australia - 5.5%
Charter Hall Group(ö) 119,084 1,175
Goodman Group(ö) 455,941 10,859
GPT Group (The)(ö) 210,530 651
Ingenia Communities Group(ö) 413,715 1,298
Mirvac Group(ö) 907,377 1,272
National Storage REIT(ö) 680,379 1,118
NEXTDC, Ltd.(Æ) 59,676 635
Region RE, Ltd.(ö) 451,766 652
Scentre Group(ö) 792,799 1,814
Stockland(ö) 834,938 2,819
22,293
Belgium - 0.7%
Aedifica SA(ö) 23,843 1,532
VGP NV 8,130 680
Warehouses De Pauw CVA(ö) 26,155 621
2,833
Canada - 2.3%
Boardwalk Real Estate Investment
Trust(ö) 121,045 6,286
Chartwell Retirement Residences 168,799 1,897
First Capital Real Estate Investment
Trust(ö) 22,859 292
InterRent Real Estate Investment
Trust(ö) 84,880 694
9,169
China - 0.3%
ESR Cayman, Ltd.(Þ) 834,200 1,130
France - 2.5%
Argan SA(ö) 8,198 606
Covivio SA(ö) 16,850 960
Gecina SA(ö) 9,316 994
Icade SA(ö) 12,194 317
Klepierre SA(ö) 155,261 4,964
Unibail - Rodamco -Westfield(ö) 28,938 2,361
10,202
Germany - 2.5%
LEG Immobilien SE 15,918 1,508
Sirius Real Estate, Ltd.(ö) 262,230 302
TAG Immobilien AG 33,386 555
Vonovia SE 233,929 7,699
10,064
Hong Kong - 2.4%
CK Asset Holdings, Ltd. 122,522 502
Hongkong Land Holdings, Ltd. 70,900 305
Link Real Estate Investment Trust(ö) 712,583 3,322
Sun Hung Kai Properties, Ltd. 287,043 3,106
Wharf Real Estate Investment Co., Ltd. 875,000 2,628
9,863
Japan - 8.2%
Activia Properties, Inc.(ö) 406 866
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advance Residence Investment Corp.
(ö) 96 193
Daiwa House REIT Investment Corp.(ö) 359 547
GLP J-REIT(ö) 1,706 1,502
Industrial & Infrastructure Fund
Investment Corp.(ö) 2,247 1,696
Invincible Investment Corp.(ö) 1,948 795
Japan Hotel REIT Investment Corp.(ö) 1,676 773
Japan Metropolitan Fund Investment
Corp.(ö) 4,496 2,754
Japan Real Estate Investment Corp.(ö) 110 400
Keihanshin Building Co., Ltd. 118,400 1,153
Kenedix Office Investment Corp. Class
A(ö) 3,548 3,372
Mitsubishi Estate Co., Ltd. 438,318 6,476
Mitsui Fudosan Co., Ltd. 617,181 5,254
Mitsui Fudosan Logistics Park, Inc.(ö) 1,824 1,214
Mori Trust Sogo REIT, Inc.(ö) 3,754 1,517
Nippon Accommodations Fund, Inc.(ö) 186 745
Nippon Prologis REIT, Inc.(ö) 809 1,303
Nomura Real Estate Master Fund, Inc.
(ö) 1,283 1,211
Sumitomo Realty & Development Co.,
Ltd. 56,200 1,667
33,438
Netherlands - 0.2%
CTP NV(Þ) 41,838 698
Singapore - 2.7%
CapitaLand Ascendas REIT(Æ)(ö) 1,127,400 2,293
CapitaLand Integrated Commercial
Trust Class A(ö) 2,439,600 3,707
Digital Core REIT Management Pte ,
Ltd.(ö) 1,907,400 1,190
Frasers Centrepoint Trust(ö) 740,600 1,248
Keppel DC REIT(ö) 493,400 855
Mapletree Industrial Trust(Æ)(ö) 264,400 480
Mapletree Logistics Trust(Æ)(ö) 201,600 203
Parkway Life Real Estate Investment
Trust(ö) 429,582 1,225
11,201
Spain - 0.5%
Cellnex Telecom SA(Þ) 27,135 992
Merlin Properties Socimi SA(ö) 103,617 1,158
2,150
Sweden - 1.5%
Castellum AB(Æ) 146,343 1,827
Catena AB 14,885 681
Fastighets AB Balder Class B(Æ) 444,340 3,444
JM AB 21,189 357
6,309
Switzerland - 0.3%
PSP Swiss Property AG 8,948 1,271

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
624 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Kingdom - 4.5%
Big Yellow Group PLC(ö) 111,174 1,727
British Land Co. PLC (The)(ö) 346,478 1,775
Derwent London PLC(ö) 17,765 502
Grainger PLC 658,352 1,928
Land Securities Group PLC(ö) 143,436 1,117
Life Science REIT PLC(ö) 442,419 239
LondonMetric Property PLC(ö) 778,655 1,956
PRS REIT PLC (The)(ö) 342,433 467
Safestore Holdings PLC(ö) 142,586 1,486
Segro PLC(ö) 445,686 4,531
Shaftesbury Capital PLC(ö) 364,771 642
UNITE Group PLC (The)(ö) 167,049 1,892
18,262
United States - 63.0%
Agree Realty Corp.(ö) 72,816 5,407
American Healthcare REIT, Inc.(ö) 101,123 2,690
American Homes 4 Rent Class A(ö) 35,741 1,260
Americold Realty Trust, Inc.(ö) 118,408 3,041
AvalonBay Communities, Inc.(ö) 45,703 10,128
Brixmor Property Group, Inc.(ö) 144,566 3,896
Caesars Entertainment, Inc.(Æ) 66,163 2,650
Camden Property Trust(ö) 9,130 1,057
CareTrust REIT, Inc.(ö) 87,901 2,872
Crown Castle, Inc.(ö) 43,981 4,728
CubeSmart (ö) 85,550 4,093
Digital Realty Trust, Inc.(ö) 85,229 15,190
EastGroup Properties, Inc.(ö) 15,534 2,661
Equinix , Inc.(ö) 21,446 19,475
Equity LifeStyle Properties, Inc. Class
A(ö) 71,444 5,010
Essential Properties Realty Trust, Inc.
(ö) 138,569 4,391
Essex Property Trust, Inc.(ö) 25,598 7,266
Extra Space Storage, Inc.(ö) 26,776 4,373
Federal Realty Investment Trust(ö) 39,569 4,386
First Industrial Realty Trust, Inc.(ö) 48,896 2,567
Healthcare Realty Trust, Inc.(ö) 157,616 2,708
Healthpeak Properties, Inc.(ö) 155,984 3,502
Highwoods Properties, Inc.(ö) 41,630 1,396
Host Hotels & Resorts, Inc.(ö) 169,196 2,917
Independence Realty Trust, Inc.(ö) 50,328 987
Invitation Homes, Inc.(ö) 195,244 6,133
Iron Mountain, Inc.(ö) 90,119 11,150
Kilroy Realty Corp.(ö) 20,623 829
Kimco Realty Corp.(ö) 168,267 3,991
Lineage, Inc.(ö) 1,690 125
NETSTREIT Corp.(ö) 87,009 1,349
NexPoint Residential Trust, Inc.(ö) 11,267 469
Omega Healthcare Investors, Inc.(ö) 45,808 1,945
PACS Group, Inc.(Æ) 16,278 695
Prologis, Inc.(ö) 171,337 19,351
Public Storage(ö) 40,378 13,287
Realty Income Corp.(ö) 179,297 10,645
Ryman Hospitality Properties, Inc.(ö) 17,592 1,883
Simon Property Group, Inc.(ö) 88,317 14,936
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SL Green Realty Corp.(ö) 51,651 3,905
STAG Industrial, Inc.(ö) 48,319 1,801
Sun Communities, Inc.(ö) 34,332 4,555
Terreno Realty Corp.(ö) 29,613 1,775
UDR, Inc.(ö) 86,342 3,643
Ventas, Inc.(ö) 76,760 5,027
VICI Properties, Inc.(ö) 144,788 4,598
Vornado Realty Trust(ö) 48,838 2,022
Welltower , Inc.(ö) 168,639 22,746
Weyerhaeuser Co.(ö) 47,790 1,489
257,000
Total Common Stocks
(cost $296,808) 395,883
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 11,047,738 (∞) 11,047
Total Short-Term Investments
(cost $11,048) 11,047
Total Investments - 99.8%
(identified cost $307,856) 406,930
Other Assets and Liabilities,
Net - 0.2%
947
Net Assets - 100.0%
407,877

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 625
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.7%
Cellnex Telecom SA 09/25/23 EUR 27,135 34.97 949
992
CTP NV 04/06/21 EUR 41,838 16.73 700
698
ESR Cayman, Ltd. 02/26/24 HKD 834,200 1.14 951 1,130
2,820
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 296 USD 11,186 12/24 (555)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (555)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 172 GBP 134 11/04/24 1
Bank of America USD 260 HKD 2,021 11/04/24 —
Bank of America GBP 45 USD 58 11/04/24 —
Bank of America JPY 26,941 USD 177 11/05/24 (1)
Bank of America SEK 2,158 USD 202 11/04/24 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 22,293 $ —
$ —
$ 22,293 5.5
Belgium — 2,833 —
—
2,833 0.7
Canada 9,169 — —
—
9,169 2.3
China — 1,130 —
—
1,130 0.3
France — 10,202 —
—
10,202 2.5
Germany — 10,064 —
—
10,064 2.5
Hong Kong — 9,863 —
—
9,863 2.4
Japan — 33,438 —
—
33,438 8.2
Netherlands — 698 —
—
698 0.2

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
626 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Singapore — 11,201 —
—
11,201 2.7
Spain — 2,150 —
—
2,150 0.5
Sweden — 6,309 —
—
6,309 1.5
Switzerland — 1,271 —
—
1,271 0.3
United Kingdom — 18,262 —
—
18,262 4.5
United States 257,000 — —
—
257,000 63.0
Short-Term Investments — — — 11,047 11,047 2.7
Total Investments 266,169 129,714 — 11,047 406,930 99.8
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 1 — — — 1 —
*
A
Liabilities
Futures Contracts (555) — — — (555) (0.1)
Foreign Currency Exchange Contracts (2) — — — (2) (—)
*
Total Other Financial Instruments
**
$ (556) $ — $ — $ — $ (556)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Common Stocks
Diversified ..........................................................................................
78,965
Healthc are ..........................................................................................
45,307
Industrial ............................................................................................
57,923
Lodging/Resorts .................................................................................
13,616
Office ..................................................................................................
14,891
Residential ..........................................................................................
65,676
Retail ..................................................................................................
55,720
Self Storage ........................................................................................
26,083
Technology .........................................................................................
37,702
Short-Term Investments .......................................................
11,047
Total Investments ............................................................................... 406,930

Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 627
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 555 $ —
Unrealized depreciation on foreign currency exchange contracts — 2
Total
$ 555 $ 2
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,045 $ —
Foreign currency exchange contracts — (40)
Total
$ 2,045 $ (40)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 643 $ —
Foreign currency exchange contracts — 5
Total
$ 643 $ 5
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
628 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Assets
1 — 1
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 629
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2 $ — $ 2
Total Financial and Derivative Liabilities
2 — 2
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
630 Global Real Estate Securities Fund
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 307,856
Investments, at fair value(>) ........................................................................................................................................................
406,930
Foreign currency holdings(^) ....................................................................................................................................................... 342
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1
Receivables:
Dividends and interest ...................................................................................................................................................... 496
Dividends from affiliated funds ....................................................................................................................................... 58
Investments sold ............................................................................................................................................................... 438
Fund shares sold ............................................................................................................................................................... 232
Foreign capital gains taxes recoverable ........................................................................................................................... 137
From broker(a) ................................................................................................................................................................. 986
Total assets ...............................................................................................................................................................
409,620
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 432
Fund shares redeemed ...................................................................................................................................................... 265
Accrued fees to affiliates .................................................................................................................................................. 334
Other accrued expenses .................................................................................................................................................... 156
Variation margin on futures contracts .............................................................................................................................. 554
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2
Total liabilities ...........................................................................................................................................................
1,743
Net Assets ...............................................................................................................................................................
$ 407,877

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 631
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 13,725
Shares of beneficial interest .........................................................................................................................................................
133
Additional paid-in capital ............................................................................................................................................................
394,019
Net Assets ...............................................................................................................................................................
$ 407,877
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 29.68
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 31.49
Class A — Net assets ........................................................................................................................................................... $ 10,148,549
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 341,933
Net asset value per share: Class C (#) .......................................................................................................................................... $ 28.02
Class C — Net assets ........................................................................................................................................................... $ 5,932,457
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 211,711
Net asset value per share: Class M (#) ......................................................................................................................................... $ 30.74
Class M — Net assets .......................................................................................................................................................... $ 68,961,447
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,243,699
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 30.79
Class R6 — Net assets ......................................................................................................................................................... $ 4,137,747
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 134,383
Net asset value per share: Class S (#) .......................................................................................................................................... $ 30.78
Class S — Net assets ............................................................................................................................................................ $ 253,559,069
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 8,239,020
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 30.78
Class Y — Net assets ........................................................................................................................................................... $ 65,137,749
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 2,116,336
Amounts in thousands
(^)     Foreign currency holdings - cost $ 342
(>)     Investments in affiliates, U.S. Cash Management Fund $ 11,047
(a)   Receivable from Broker for Futures $ 986
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
632 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 13,679
Dividends from affiliated funds ....................................................................................................................................... 543
Interest .............................................................................................................................................................................. 30
Securities lending income (net) ....................................................................................................................................... 13
Less foreign taxes withheld ............................................................................................................................................. (447)
Total investment income ..............................................................................................................................................................
13,818
Expenses
Advisory fees ................................................................................................................................................................... 3,204
Administrative fees .......................................................................................................................................................... 193
Custodian fees .................................................................................................................................................................. 162
Distribution fees - Class A ............................................................................................................................................... 25
Distribution fees - Class C ............................................................................................................................................... 46
Transfer agent fees - Class A ........................................................................................................................................... 20
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 128
Transfer agent fees - Class R6 ......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................ 500
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 89
Registration fees ............................................................................................................................................................... 95
Shareholder servicing fees - Class C ............................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 51
Miscellaneous .................................................................................................................................................................. 61
Expenses before reductions .............................................................................................................................................. 4,623
Expense reductions .......................................................................................................................................................... (346)
Net expenses ................................................................................................................................................................................
4,277
Net investment income (loss) .......................................................................................................................................................
9,541
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6,231
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 2,045
Foreign currency exchange contracts ............................................................................................................................... (40)
Foreign currency-related transactions .............................................................................................................................. 5
Net realized gain (loss) ................................................................................................................................................................
8,242
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 79,697
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 643
Foreign currency exchange contracts ............................................................................................................................... 5
Foreign currency-related transactions .............................................................................................................................. 29
Net change in unrealized appreciation (depreciation) ................................................................................................................. 80,373
Net realized and unrealized gain (loss) ........................................................................................................................................ 88,615
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 98,156

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 633
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 9,541 $ 10,937
Net realized gain (loss) ....................................................................................................................... 8,242 (34,107)
Net change in unrealized appreciation (depreciation) ........................................................................ 80,373 12,691
Net increase (decrease) in net assets from operations .............................................................................. 98,156 (10,479)
Distributions
To shareholders
Class A .......................................................................................................................................... (188) (210)
Class C .......................................................................................................................................... (87) (107)
Class M ......................................................................................................................................... (1,407) (1,390)
Class R6 ........................................................................................................................................ (86) (74)
Class S .......................................................................................................................................... (5,207) (5,778)
Class Y .......................................................................................................................................... (1,514) (1,428)
Net decrease in net assets from distributions ............................................................................................ (8,489) (8,987)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (41,951) (164,358)
Total Net Increase (Decrease) in Net Assets ........................................................................
47,716 (183,824)
Net Assets
Beginning of period .................................................................................................................................. 360,161 543,985
End of period .............................................................................................................................................
$ 407,877 $ 360,161

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
634 Global Real Estate Securities Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 24 $ 668 27 $ 706
Proceeds from reinvestment of distributions 7 187 8 208
Payments for shares redeemed (71) (1,953) (72) (1,893)
Net increase (decrease)
(40) (1,098) (37) (979)
Class C
Proceeds from shares sold 11 279 10 2 60
Proceeds from reinvestment of distributions 3 87 4 107
Payments for shares redeemed (56) (1,477) (60) (1,516)
Net increase (decrease)
(42) (1,111) (46) (1,1 49 )
Class M
Proceeds from shares sold 446 12,830 491 13,405
Proceeds from reinvestment of distributions 48 1,406 53 1,390
Payments for shares redeemed (519) (14,887) (1,491) (39,830)
Net increase (decrease)
(25) (651) (947) (25,035)
Class R6
Proceeds from shares sold 22 614 63 1,735
Proceeds from reinvestment of distributions 3 86 3 74
Payments for shares redeemed (11) (315) (18) (485)
Net increase (decrease)
14 385 48 1,324
Class S
Proceeds from shares sold 1,363 38,855 1,332 36,118
Proceeds from reinvestment of distributions 178 5,190 216 5,750
Payments for shares redeemed (2,518) (72,336) (5,937) (159,914)
Net increase (decrease)
(977) (28,291) (4,389) (118,046)
Class Y
Proceeds from shares sold 64 1,789 406 10,909
Proceeds from reinvestment of distributions 52 1,514 54 1,428
Payments for shares redeemed (493) (14,488) (1,242) (32,810)
Net increase (decrease)
(377) (11,185) (782) (20,473)
Total increase (decrease)
(1,447) $ (41,951) (6,153) $ (164,35 8 )

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
636 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2024 23.66 .58 5.98 6.56 (.54) — —
October 31, 2023 25.23 .59 (1.62) (1.03) (.54) — —
October 31, 2022 37.09 .46 (9.80) (9.34) (1.12) (1.01) (.39)
October 31, 2021 26.92 .63 9.99 10.62 (.45) — —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61) —
Class C
October 31, 2024 22.39 .36 5.65 6.01 (.38) — —
October 31, 2023 23.95 .37 (1.53) (1.16) (.40) — —
October 31, 2022 35.34 .21 (9.31) (9.10) (.99) (1.01) (.29)
October 31, 2021 25.77 .35 9.55 9.90 (.33) — —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61) —
Class M
October 31, 2024 24.48 .70 6.20 6.90 (.64) — —
October 31, 2023 26.06 .71 (1.68) (.97) (.61) — —
October 31, 2022 38.24 .59 (10.14) (9.55) (1.17) (1.01) (.45)
October 31, 2021 27.71 .84 10.22 11.06 (.53) — —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61) —
Class R6
October 31, 2024 24.52 .74 6.19 6.93 (.66) — —
October 31, 2023 26.10 .72 (1.68) (.96) (.62) — —
October 31, 2022 38.29 .61 (10.14) (9.53) (1.19) (1.01) (.46)
October 31, 2021 27.74 .78 10.32 11.10 (.55) — —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61) —
Class S
October 31, 2024 24.51 .68 6.20 6.88 (.61) — —
October 31, 2023 26.10 .68 (1.68) (1.00) (.59) — —
October 31, 2022 38.28 .56 (10.14) (9.58) (1.16) (1.01) (.43)
October 31, 2021 27.75 .74 10.29 11.03 (.50) — —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61) —
Class Y
October 31, 2024 24.51 .74 6.19 6.93 (.66) — —
October 31, 2023 26.09 .73 (1.68) (.95) (.63) — —
October 31, 2022 38.28 .62 (10.14) (9.52) (1.20) (1.01) (.46)
October 31, 2021 27.73 .88 10.22 11.10 (.55) — —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 637
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.54) 29.68 27. 87 10,149 1.4 2 1.3 5 2.10 70
(.54) 23.66 (4.24) 9,037 1.42 1.37 2.24 63
(2.52) 25.23 (26.85) 10,570 1.39 1.34 1.44 68
(.45) 37.09 39.58 16,012 1.38 1.33 1.87 81
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(.38) 28.02 26.94 5,932 2.1 7 2. 10 1.36 70
(.40) 22.39 (4.97) 5,678 2.17 2.12 1.49 63
(2.29) 23.95 (27.42) 7,166 2.14 2.09 .68 68
(.33) 35.34 38.50 11,271 2.13 2.08 1.09 81
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.64) 30.74 28.3 4 68,961 1.1 7 1 . 00 2.44 70
(.61) 24.48 (3.90) 55,520 1.17 1.02 2.59 63
(2.63) 26.06 (26.62) 83,807 1.14 .99 1.79 68
(.53) 38.24 40.07 123,210 1.13 .98 2.36 81
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(.66) 30.79 28.42 4,138 1.0 2 .9 3 2.52 70
(.62) 24.52 (3.84) 2,955 1.02 .95 2.64 63
(2.66) 26.10 (26.56) 1,893 .99 .92 1.86 68
(.55) 38.29 40.16 2,888 .98 .91 2.22 81
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(.61) 30.78 28.22 253,559 1.1 7 1. 10 2.3 5 70
(.59) 24.51 (4.01) 225,853 1.17 1.12 2.49 63
(2.60) 26.10 (26.67) 355,075 1.14 1.09 1.69 68
(.50) 38.28 39.90 542,275 1.13 1.08 2.12 81
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(.66) 30.78 28.46 65,138 .9 7 . 90 2.56 70
(.63) 24.51 (3.82) 61,118 .97 .92 2.64 63
(2.67) 26.09 (26.54) 85,474 .94 .89 1.88 68
(.55) 38.28 40.20 126,027 .93 .88 2.46 81
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
638 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 255,678
Administrative fees 16,972
Distribution fees 6,120
Shareholder servicing fees 1,304
Transfer agent fees 53,393
Trustee fees 688
$ 334,155
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,294 $ 138,316 $ 135,563 $ 1 $ (1) $ 11,047 $ 543 $ —
U.S. Cash Collateral Fund 3,532 30,468 34,000 — — — 127 —
$ 11,826 $ 168,784 $ 169,563 $ 1 $ (1) $ 11,047 $ 670 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 332,803,897 $ 79,655,888 $ (5,529,782) $ 74,126,106 $ 4,115,807 $ (64,497,818)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 8,488,602 $ — $ — $ 8,986,779 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 639
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 33.8%
Corporate Bonds and Notes - 12.9%
8x8, Inc.
4.000% due 02/01/28 309 240
AES Corp. (The)
7.600% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.201%)(Ê) 83 86
Affirm Holdings, Inc.
6.125% due 11/15/26(ž) 667 591
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 509
Air Lease Corp.
Series D
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.560%)(Ê)(ƒ) 40 40
Air Transport Services Group, Inc.
3.875% due 08/15/29 551 526
Airbnb, Inc.
5.327% due 03/15/26(ž) 218 203
Alarm.com, Inc.
5.753% due 01/15/26(ž) 353 330
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 166 173
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 159 164
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 132
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 134 127
Apollo Global Management, Inc.
6.000% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.168%)(Ê) 100 98
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 121
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 89 85
Array Technologies, Inc.
1.000% due 12/01/28 453 336
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 100 102
Athene Holding, Ltd.
6.625% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.607%)(Ê) 105 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bandwidth, Inc.
0.500% due 04/01/28 758 595
Bank of America Corp.
Series AA
6.100% due 12/29/49 (CME Term
SOFR 3 Month + 4.160%)(Ê)(ƒ) 87 87
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 111 112
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 220 212
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 128 131
Bank of New York Mellon Corp. (The)
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê)(ƒ) 53 52
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 59 56
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 815 784
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 50 50
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 174 170
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 140 146
Bridgebio Pharma, Inc.
2.250% due 02/01/29 483 399
Cable One, Inc.
6.958% due 03/15/26(ž) 1,072 978
CenterPoint Energy, Inc.
6.700% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.586%)(Ê) 40 40
Series A
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 85 87
Series B
6.850% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê) 53 54
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 83 83

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
640 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 360 314
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 489 469
Series K
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.256%)(Ê)(ƒ) 34 33
Citigroup, Inc.
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 185 197
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 178 188
Series P
5.950% due 12/29/49 (CME Term
SOFR 3 Month + 4.167%)(Ê)(ƒ) 83 83
Series T
6.250% due 12/29/49 (CME Term
SOFR 3 Month + 4.779%)(Ê)(ƒ) 42 43
Series W
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.597%)(Ê)(ƒ) 87 85
Series X
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 304 294
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 84 81
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 134 117
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 331
CONMED Corp.
2.250% due 06/15/27 617 568
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 165 169
6.375% due 09/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.646%)(Ê) 95 95
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 351 324
DigitalOcean Holdings, Inc.
5.912% due 12/01/26(ž) 1,103 979
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.783%)(Ê)(ƒ) 25 25
Dominion Energy, Inc.
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 96 100
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 198 211
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 253 246
Duke Energy Corp.
6.450% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.588%)(Ê) 212 216
Edison International
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 75 78
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 193 191
Energy Transfer, LP
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 56 55
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 172 175
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 140 140
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 170 160
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 165 169
Enterprise Products Operating LLC
Series D
8.343% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 20 20
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 80 79
Etsy, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 06/15/28 705 576
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê)(Þ) 90 93
Eventbrite, Inc.
0.750% due 09/15/26 437 384
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 52
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 125 124
Fiverr International, Ltd.
6.783% due 11/01/25 292 276
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 165 158
Ghana Government International Bond
7.875% due 08/07/27 (Š) 25 13
Global Atlantic Finance Co.
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 125 130
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 47 49
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 52 50
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 84 80
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 349 367
Groupon, Inc.
1.125% due 03/15/26 296 268
Guardant Health, Inc.
7.340% due 11/15/27(ž) 1,058 853
Haemonetics Corp.
6.123% due 03/01/26 661 613
Hartford Financial Services Group, Inc.
Series ICON
7.505% due 02/12/67 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 107 99
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 19 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 145 139
ILFC E-Capital Trust I
6.565% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 100 80
Innoviva, Inc.
2.125% due 03/15/28 133 130
JetBlue Airways Corp.
0.500% due 04/01/26 188 174
JPMorgan Chase & Co.
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 279 296
Land O'Lakes, Inc.
Series 144A
7.250% due 12/31/99(Þ) 185 156
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 80 87
Lumentum Holdings, Inc.
0.500% due 06/15/28 176 153
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 21
Magnite, Inc.
0.250% due 03/15/26 486 447
Marathon Digital Holdings, Inc.
1.000% due 12/01/26 1,015 906
Marriott Vacations Worldwide Corp.
6.037% due 01/15/26(ž) 316 294
3.250% due 12/15/27 324 299
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 276 258
MetLife Capital Trust IV
7.875% due 12/15/67 (Þ) 300 330
MetLife, Inc.
9.250% due 04/08/68 (Þ) 125 148
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 80 78
MP Materials Corp.
0.250% due 04/01/26 (Þ) 852 788
NeoGenomics, Inc.
0.250% due 01/15/28 516 425
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 260 273
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 200 205

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
642 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 40 40
NextEra Energy Partners, LP
0.906% due 11/15/25 (Þ) 800 748
NIO, Inc.
3.875% due 10/15/29 242 197
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 79 81
6.375% due 03/31/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.527%)(Ê) 114 114
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,090 995
PennyMac Corp.
5.500% due 03/15/26 805 788
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 326 301
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 103 103
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 179 181
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 235 235
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 65 65
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 243 235
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 127 129
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 119 124
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 433 374
Redfin Corp.
0.500% due 04/01/27 437 315
Redwood Trust, Inc.
7.750% due 06/15/27 995 980
Repay Holdings Corp.
8.677% due 02/01/26 (Þ) 797 739
Rivian Auto, Inc.
4.625% due 03/15/29 176 153
SBL Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 75 65
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 85 77
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 300 285
6.400% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 175 174
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 195 198
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 155 154
Snap, Inc.
0.125% due 03/01/28 1,079 873
SoFi Technologies, Inc.
2.856% due 10/15/26(Þ)(ž) 132 125
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 130 127
Square, Inc.
5.738% due 05/01/26(ž) 274 252
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 174 179
Series J
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.628%)(Ê)(ƒ) 175 180
Summit Hotel Properties, Inc..
1.500% due 02/15/26 688 647
Sunnova Energy International, Inc.
0.250% due 12/01/26 486 320
TechTarget, Inc.
2.010% due 12/15/26 292 286
Teladoc Health, Inc.
1.250% due 06/01/27 823 708
The RealReal, Inc.
1.000% due 03/01/28 146 73
Truist Financial Corp.
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 33 33
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 149 145
Two Harbors Investment Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 643
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 01/15/26 815 801
Unity Software, Inc.
5.799% due 11/15/26(ž) 292 260
Upstart Holdings, Inc.
0.250% due 08/15/26 788 710
Upwork, Inc.
0.250% due 08/15/26 481 441
US Bancorp
3.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.541%)(Ê)(ƒ) 44 41
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 105 104
Vail Resorts, Inc.
5.896% due 01/01/26(ž) 174 163
Wells Fargo & Co.
5.950% due 12/01/86 110 113
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 343 355
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 249 267
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 487 471
Wolfspeed, Inc.
1.750% due 05/01/26 352 311
Xometry, Inc.
1.000% due 02/01/27 224 198
Ziff Davis, Inc.
1.750% due 11/01/26 1,020 948
41,109
International Debt - 20.4%
Abu Dhabi Government International
Bond
Series REGS
3.125% due 09/30/49 (Þ) 882 614
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 356 339
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 150 154
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 862 653
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 201
AltaGas, Ltd.
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 80 80
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argentine Republic Government
International Bond
1.000% due 07/09/29 56 40
0.750% due 07/09/30 (~)(Ê) 242 163
4.125% due 07/09/35 (~)(Ê) 129 71
3.500% due 07/09/41 (~)(Ê) 454 233
AXA SA
8.600% due 12/15/30 40 48
6.379% due 12/29/49 (SOFR +
2.256%)(Ê)(ƒ)(Þ) 100 110
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 581 583
Bahrain Government International
Bond
Series REGS
6.750% due 09/20/29 (Þ) 200 206
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ)
(Þ) 273 277
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 196
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 203 164
Banco Santander SA
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.911%)(Ê)(ƒ) 200 207
Series _
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 231
Bank Gospodarstwa Krajowego
6.250% due 07/09/54 (Þ) 215 219
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 762 726
Bank of Montreal
7.300% due 11/26/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.010%)(Ê) 200 208
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 214
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 100 99
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 40 42

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
644 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barclays PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.431%)(Ê)(ƒ) 200 207
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 220
BNP Paribas SA
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 168
7.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.535%)(Ê)(ƒ)(Þ) 200 202
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 207
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)(Þ) 400 419
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 216
Brazil Government International Bond
6.125% due 01/22/32 127 128
7.125% due 05/13/54 400 400
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 400 384
Centrais Eletricas Brasileiras SA
Series REGS
4.625% due 02/04/30 (Þ) 350 326
Chile Government International Bond
4.850% due 01/22/29 200 200
China Government International Bond
Series REGS
1.250% due 10/26/26 (Þ) 200 189
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 220 223
Colombia Government International
Bond
8.000% due 11/14/35 310 314
7.750% due 11/07/36 200 197
8.750% due 11/14/53 234 238
Comision Federal de Electricidad
6.450% due 01/24/35 (Þ) 200 193
Series REGS
4.688% due 05/15/29 (Þ) 260 248
Commerzbank AG
7.500% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.322%)
(Ê)(ƒ)(Þ) 200 199
Corp. Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 185
Corp. Nacional del Cobre de Chile
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.150% due 01/15/51 (Þ) 871 547
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 232 241
Development Bank of Kazakhstan JSC
5.500% due 04/15/27 (Þ) 281 283
Dominican Republic Government
International Bond
Series REGS
5.500% due 02/22/29 (Þ) 150 147
7.050% due 02/03/31 (Þ) 450 470
DP World PLC
Series REGS
6.850% due 07/02/37 (Þ) 620 682
Ecopetrol SA
4.625% due 11/02/31 325 268
7.750% due 02/01/32 161 157
8.375% due 01/19/36 62 61
7.375% due 09/18/43 306 264
5.875% due 11/02/51 179 121
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 85 58
11.145% due 07/31/30(Þ)(ž) 211 115
5.500% due 07/31/35 (~)(Ê)(Þ) 201 111
Egypt Government International Bond
Series REGS
7.300% due 09/30/33 (Þ) 402 339
8.500% due 01/31/47 (Þ) 400 317
El Salvador Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 250 237
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 243 244
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 539 537
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 560
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 721
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 120 124
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.122%)(Ê) 30 31

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 107 104
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 244 240
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 47 48
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 130 138
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 208 231
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 232 229
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 89 86
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 162 171
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 739 738
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 784 669
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 219 198
First Majestic Silver Corp.
0.375% due 01/15/27 686 634
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 284
4.250% due 07/23/29 (Þ) 342 287
Freeport Indonesia PT
Series REGS
6.200% due 04/14/52 (Þ) 200 203
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 160
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 497
Ghana Government International Bond
6.500% due 07/03/26 (Þ) 15 14
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 112 96
5.539% due 01/03/30(Þ)(ž) 29 22
5.000% due 07/03/35 (~)(Æ)(Ê)
(Ø)(Þ) 161 113
Greensaif Pipelines Bidco SARL
5.853% due 02/23/36 (Þ) 225 225
Grupo Energia Bogota SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.875% due 05/15/30 (Þ) 709 684
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 298
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 552 596
HSBC Holdings PLC
6.500% due 09/15/37 100 107
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 200 177
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 199
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 595 583
Huarong Finance 2019 Co., Ltd.
3.375% due 02/24/30 (Þ) 708 639
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 217 209
Series REGS
6.125% due 05/22/28 (Þ) 295 304
Indonesia Asahan Aluminium Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 192
Indonesia Government International
Bond
4.550% due 01/11/28 200 199
2.850% due 02/14/30 242 220
3.550% due 03/31/32 361 330
5.650% due 01/11/53 200 207
ING Groep NV
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(ƒ)(Þ) 200 211
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 182
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 198
7.250% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.084%)
(Ê)(ƒ)(Þ) 200 200
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 707
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 201
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 199
Jordan Government International Bond

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
646 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.500% due 01/13/29 (Þ) 273 278
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 200 192
6.375% due 10/24/48 (Þ) 464 440
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 203 204
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 233 232
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 200 204
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 586
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 561 47
Lloyds Banking Group PLC
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê)(ƒ) 200 192
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 (Þ) 545 544
Meiji Yasuda Life Insurance Co.
5.800% due 09/11/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.033%)(Ê)(Þ) 200 201
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 177
Mexico Government International
Bond
4.600% due 01/23/46 200 152
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 701 738
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 200 203
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 199
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 214
Navoi Mining & Metallurgical
Combinat
6.700% due 10/17/28 (Þ) 200 201
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 (Þ) 494 417
NIO, Inc.
0.500% due 02/01/27 279 272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 200 199
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 201
OCP SA
7.500% due 05/02/54 (Þ) 303 313
OCP, Inc.
Series REGS
3.750% due 06/23/31 (Þ) 755 660
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 (Þ) 572 615
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 584 607
Ooredoo International Finance, Ltd.
4.625% due 10/10/34 (Þ) 200 194
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 418 416
Pakistan Government International
Bond
Series REGS
6.000% due 04/08/26 (Þ) 250 234
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 953 741
Panama Government International
Bond
2.252% due 09/29/32 357 262
4.500% due 04/16/50 448 298
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 202
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 489
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 268
Peruvian Government International
Bond
2.783% due 01/23/31 171 148
5.375% due 02/08/35 114 112
5.875% due 08/08/54 47 47
Petrobras Global Finance BV
6.900% due 03/19/49 100 99
6.750% due 06/03/50 2 2
6.850% due 12/31/99 637 593
Petroleos de Venezuela SA
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 354 34
6.000% due 05/16/49 (Æ)(Ø)(Þ) 474 46

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,431 932
Petroleos Mexicanos
6.375% due 01/23/45 228 160
Series REGS
6.625% due 12/31/99 (Þ) 894 600
Series WI
6.700% due 02/16/32 11 10
6.750% due 09/21/47 816 584
7.690% due 01/23/50 1,029 798
Petronas Capital, Ltd.
Series REGS
3.404% due 04/28/61 (Þ) 1,523 1,057
Philippines Government International
Bond
5.170% due 10/13/27 200 203
1.950% due 01/06/32 622 513
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 200 202
Series REGS
4.500% due 04/23/28 (Þ) 344 346
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 200
Republic of Angola Government
International Bond
Series REGS
8.000% due 11/26/29 (Þ) 336 307
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 108 94
Republic of Chile Government
International Bond
3.500% due 01/25/50 225 163
Republic of Poland Government
International Bond
4.625% due 03/18/29 76 76
5.125% due 09/18/34 67 66
5.500% due 03/18/54 302 291
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 200 201
Republic of South Africa Government
International Bond
4.300% due 10/12/28 289 273
5.750% due 09/30/49 312 244
Republic of Zambia Government
International Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 56 49
0.500% due 12/31/53 (Þ) 53 29
Romania Government International
Bond
5.750% due 03/24/35 (Þ) 418 394
Series REGS
4.000% due 02/14/51 (Þ) 394 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 200 174
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 187
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 316 303
Series REGS
2.250% due 11/24/30 (Þ) 660 565
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 219 218
Series REGS
4.750% due 01/16/30 (Þ) 340 338
Sea, Ltd.
0.250% due 09/15/26 939 846
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 140 99
Societe Generale SA
8.000% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Þ) 200 203
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 208
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 214
South Bow Canadian Infrastructure
Holdings, Ltd.
7.500% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.667%)(Ê)(Þ) 110 114
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê)(Þ) 140 144
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 724 738
Sri Lanka Government International
Bond
Series REGS
6.750% due 04/18/28 (~)(Ê)(Þ) 353 222
SSR Mining Inc
2.500% due 04/01/39 513 490
Standard Chartered PLC
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.805%)(Ê)(ƒ) 200 176
Sumitomo Life Insurance Co.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.841%)(Ê)(ƒ)(Þ) 200 203
Svenska Handelsbanken AB

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
648 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ)(Þ) 200 181
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 208
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 614 612
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 211
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 320 308
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 201 192
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 315 314
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 617
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 199
Turkiye Government International
Bond
6.500% due 01/03/35 464 440
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 700 697
UBS Group AG
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.313%)(Ê)(ƒ)(Þ) 200 169
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ)(Þ) 200 195
6.850% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.630%)
(Ê)(ƒ)(Þ) 200 198
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.758%)(Ê)(ƒ)(Þ) 200 231
Series 144A
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 200 218
Ukraine Government International
Bond
4.500% due 02/01/29 (~)(Æ)(Ê)
(Ø)(Þ) 59 35
1.750% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 447 206
7.289% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 103 50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
1.750% due 02/01/29 (~)(Æ)(Ê)
(Ø)(Þ) 44 27
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (~)(Æ)(Ê)
(Ø)(Þ) 989 843
Uruguay Government International
Bond
4.375% due 01/23/31 91 89
5.750% due 10/28/34 244 256
5.250% due 09/10/60 159 151
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 602
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 284 41
11.950% due 08/05/31 (Æ)(Ø)(Þ) 166 26
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 113
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 278 271
8.500% due 06/27/29 (Þ) 504 512
Ziraat Katilim Varlik Kiralama AS
9.375% due 11/12/26 (Þ) 563 602
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê)(Þ) 200 173
64,964
Non-US Bonds - 0.5%
AIB Group PLC
7.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 200 226
Banco Santander SA
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.432%)(Ê)(ƒ)(Þ) EUR 200 225
CaixaBank SA
7.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 5.295%)(Ê)(ƒ)(Þ) EUR 200 233
KBC Group NV
6.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.989%)(Ê)(ƒ)(Þ) EUR 200 218
Natwest Group PLC
5.125% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.985%)(Ê)(ƒ) GBP 200 245
Stichting AK Rabobank Certificaten
6.500% due 12/29/49 (~)(Ê)(ƒ)(Þ) EUR 140 171
Telefonica Europe BV

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 117
Unibail-Rodamco-Westfield
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.995%)(Ê)(ƒ)(Þ) EUR 100 118
1,553
Total Long-Term Investments
(cost $106,232) 107,626
Common Stocks - 51.5%
Consumer Discretionary - 6.1%
Alibaba Group Holding, Ltd. 69 , 560 851
Alibaba Group Holding, Ltd. - ADR 2 , 491 244
Amazon.com, Inc.(Æ) 6,544 1,220
Autoliv, Inc. 3,933 365
AutoZone, Inc.(Æ) 90 271
Bandai Namco Holdings, Inc. 1,000 21
Beacon Roofing Supply, Inc.(Æ) 1,280 118
Best Buy Co., Inc. 292 26
Bridgestone Corp. 2,000 71
Caesars Entertainment, Inc.(Æ) 8,121 325
Chipotle Mexican Grill, Inc. Class
A(Æ)
1,203 67
Cie Financiere Richemont SA Class A 2,499 365
Cie Generale des Etablissements
Michelin SCA
9,346 315
Comcast Corp. Class A 9,194 401
Costco Wholesale Corp. 153 134
CTS Eventim AG & Co. KGaA 738 77
Daiwa House Industry Co., Ltd. 600 18
Dassault Aviation SA 202 41
Dave & Buster's Entertainment, Inc.
(Æ)
5,672 209
Davide Campari-Milano NV 45,513 307
Deckers Outdoor Corp.(Æ) 672 108
Denny's Corp.(Æ) 2,277 15
Diageo PLC 7,789 243
DiDi Global, Inc. - ADR(Æ) 8,336 41
DR Horton, Inc. 1,649 279
eBay, Inc. 592 34
Ferguson Enterprises, Inc. 370 73
Ferrari NV 366 175
FirstCash Holdings, Inc. 2,553 264
Foschini Group, Ltd. (The) 6,876 60
Fox Corp. Class B 3,812 148
Foxconn Industrial Internet Co., Ltd.
Class A
22,900 78
Galaxy Entertainment Group, Ltd. 41,000 181
Games Workshop Group PLC 304 47
General Motors Co. 6,151 312
Genuine Parts Co. 146 17
Gildan Activewear, Inc. Class A 7,484 366
H World Group, Ltd. - ADR 2,180 80
Hermes International 118 268
Home Depot, Inc. (The) 541 213
Howden Joinery Group PLC 10,885 119
Hyundai Department Store Co., Ltd. 3,549 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Motor Co. 607 93
Industria de Diseno Textil SA 7,930 452
InterContinental Hotels Group PLC 1,926 212
ITOCHU Corp. 6,400 316
JD.com, Inc. - ADR 3 , 322 135
JD.com, Inc. Class A 12 , 700 258
Kia Corp. 1,312 87
Kuaishou Technology(Æ)(Þ) 41,900 247
Kyocera Corp. 23,100 235
Lennar Corp. Class A 257 44
Li Auto, Inc. - ADR(Æ) 5 , 250 131
Li Auto, Inc. Class A(Æ) 7 , 600 99
Lojas Renner SA 38,925 125
LVMH Moet Hennessy Louis Vuitton
SE
548 364
Mazda Motor Corp. 4,100 29
McDonald's Corp. 1,640 479
Meituan Class B(Æ)(Þ) 8,200 194
MercadoLibre, Inc.(Æ) 171 348
Moncler SpA 2,359 131
Mr Price Group, Ltd. 4,736 69
Netflix, Inc. Class B(Æ) 722 546
Next PLC 2,504 317
Nidec Corp. 6,600 131
Nike, Inc. Class B 4,070 314
Nintendo Co., Ltd. 800 42
NIO, Inc. - ADR(Æ) 20,422 104
Omnicom Group, Inc. 304 31
O'Reilly Automotive, Inc.(Æ) 17 20
Oriental Holdings BHD 21,374 36
Pandora A/S 563 85
PDD Holdings, Inc. - ADR(Æ) 580 70
PulteGroup, Inc. 283 37
Rational AG 35 34
Rolls-Royce Holdings PLC(Æ) 37,665 261
Ross Stores, Inc. 1,780 249
Santos Brasil Participacoes SA 38,900 85
Scout24 SE(Þ) 662 57
Secom Co., Ltd. 600 21
Sekisui Chemical Co., Ltd. 5,300 75
SJM Holdings, Ltd.(Æ) 160,000 55
Spectris PLC 14,354 469
Subaru Corp. 2,800 50
Target Corp. 124 19
Taylor Wimpey PLC 27,455 52
Tencent Holdings, Ltd. 21,832 1,136
Tencent Holdings, Ltd. - ADR 1,684 88
Tesla, Inc.(Æ) 730 182
TJX Cos., Inc. (The) 4,563 516
Toyota Industries Corp. 2,700 187
Universal Music Group NV 7,480 188
Volkswagen AG 593 59
Walmart, Inc. 1,499 123
Wayfair, Inc. Class A(Æ) 1,161 50
Whirlpool Corp. 1,494 155

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
650 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Williams-Sonoma, Inc. 399 53
Wolters Kluwer NV 213 36
Wuliangye Yibin Co., Ltd. Class A 3,800 78
Yamaha Corp. 44,100 356
Yum China Holdings, Inc. 2,083 92
Zalando SE(Æ)(Þ) 9,682 291
19,486
Consumer Staples - 2.4%
Ajinomoto Co., Inc. 600 23
Albertsons Cos., Inc. Class A 1,078 20
Alimentation Couche-Tard, Inc. 339 18
Altria Group, Inc. 334 18
Ambev SA 11,630 25
Amorepacific Corp. 1,592 134
Anheuser-Busch InBev SA 3,702 220
Archer-Daniels-Midland Co. 690 38
Asahi Group Holdings, Ltd. 1,500 18
Astarta Holding PLC 9,426 71
Barry Callebaut AG 5 9
Beiersdorf AG 177 24
BIM Birlesik Magazalar AS 8,001 109
British American Tobacco PLC 775 27
Campbell Soup Co. 460 21
Carrefour SA 8,746 139
Church & Dwight Co., Inc. 279 28
CK Hutchison Holdings, Ltd. Class B 49,000 257
Clorox Co. (The) 207 33
Coca-Cola Co. (The) 4,847 317
Colgate-Palmolive Co. 5,309 498
Conagra Brands, Inc. 577 17
CVS Health Corp. 584 33
Essity Aktiebolag Class B 595 17
First Pacific Co., Ltd. 98,000 55
First Resources, Ltd. 92,100 101
General Mills, Inc. 2,114 144
Genting Plantations Bhd 30,500 37
George Weston, Ltd. 113 18
Golden Agri-Resources, Ltd. 1,201,420 263
Grocery Outlet Holding Corp.(Æ) 20,853 298
GS Holdings Corp. 1,761 52
Haleon PLC 48,062 230
Henkel AG & Co. KGaA 301 23
Hershey Co. (The) 147 26
Hormel Foods Corp. 995 30
Imperial Tobacco Group PLC 625 19
Japan Tobacco, Inc. 700 19
JM Smucker Co. (The) 237 27
Kao Corp. 3,400 151
Kato Sangyo Co., Ltd. 600 16
Kellanova 1,175 95
Keurig Dr Pepper, Inc. 2,692 89
Kimberly-Clark Corp. 1,326 178
Kirin Holdings Co., Ltd. 10,200 150
Koninklijke Ahold Delhaize NV 590 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kraft Heinz Co. (The) 801 27
Kroger Co. (The) 2,071 116
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
LG Household & Health Care, Ltd. 200 48
Loblaw Cos., Ltd. 141 18
L'Oreal SA 679 256
Lotus Bakeries NV 3 39
Marks & Spencer Group PLC 20,439 99
McCormick & Co., Inc. 808 63
Metro, Inc. Class A 294 17
Mondelez International, Inc. Class A 3,851 264
Monster Beverage Corp.(Æ) 4,924 259
Nomad Foods, Ltd. 24,981 438
PepsiCo, Inc. 2,633 437
Philip Morris International, Inc. 2,921 388
Procter & Gamble Co. (The) 2,587 427
Raia Drogasil SA 14,522 61
Tyson Foods, Inc. Class A 368 22
Unicharm Corp. 600 19
Unilever PLC 3,158 193
Uni-President Enterprises Corp. 23,000 64
US Foods Holding Corp.(Æ) 444 27
WH Group, Ltd.(Þ) 109,879 85
7,521
Energy - 1.6%
ARC Resources, Ltd. 1,125 19
Baker Hughes Co. 4,688 178
Cenovus Energy, Inc. 19,631 316
Chevron Corp. 1,232 183
Coterra Energy, Inc. 3,268 78
Eaton Corp. PLC 133 44
Enbridge, Inc. 649 26
EOG Resources, Inc. 2,128 260
Equinor ASA Class N 740 18
Exxon Mobil Corp. 4,856 567
Fission Uranium Corp.(Æ) 77,213 53
Fugro NV 1,652 38
Gazprom PJSC(Æ)(Š) 376,946 —
Hess Corp. 1,302 175
Imperial Oil, Ltd. 725 54
Japan Petroleum Exploration Co., Ltd. 6,000 45
Kinder Morgan, Inc. 1,368 33
NAC Kazatomprom JSC - GDR(Þ) 6,906 270
ONEOK, Inc. 298 29
Petroleo Brasileiro SA - ADR 21,599 290
Phillips 66 1,624 198
Range Resources Corp. 6,183 186
Reliance Industries, Ltd. - GDR(Þ) 3,886 243
Schneider Electric SE 1,212 314
Shell PLC 1,807 60
Suncor Energy, Inc. 1,246 47
Targa Resources Corp. 1,304 218
TechnipFMC PLC 6,299 168

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teck Resources, Ltd. Class B 5,030 234
Tongwei Co., Ltd. Class A 39,300 170
TotalEnergies SE 778 49
Tourmaline Oil Corp. 1,077 50
Tullow Oil PLC(Æ) 92,600 28
Williams Cos., Inc. (The) 7,754 406
YPF SA - ADR(Æ) 3,454 85
5,132
Financial Services - 15.1%
ABN AMRO Bank NV(Þ) 8,809 146
Absa Group, Ltd. 15,850 151
Advance Residence Investment Corp.
(ö)
31 62
Aedifica SA(ö) 2,179 140
Aflac, Inc. 2,277 239
AIA Group, Ltd. 58,400 465
Air Lease Corp. Class A 8,747 388
Akbank TAS 51,990 77
Allianz SE 232 73
Allstate Corp. (The) 937 175
Alpha FX Group PLC(Þ) 2,888 79
Alpha Services and Holdings SA 50,354 76
Amadeus IT Group SA Class A 1,200 87
American Express Co. 137 37
American Financial Group, Inc. 240 31
American Tower Corp.(ö) 437 93
Americold Realty Trust, Inc.(ö) 11,090 285
Ameriprise Financial, Inc. 319 163
Arch Capital Group, Ltd.(Æ) 500 49
Argan SA(ö) 1,122 83
Assurant, Inc. 341 65
AvalonBay Communities, Inc.(ö) 1,021 226
AXA Equitable Holdings 355 16
Axis Bank, Ltd. - GDR(Þ) 2,341 162
Axis Capital Holdings, Ltd. 303 24
Baloise Holding AG 73 14
Banca Mediolanum SpA 3,837 48
Banco Bradesco SA - ADR 37,856 94
Banco BTG Pactual SA(Æ) 7,545 42
Bank Central Asia Tbk PT 315,082 206
Bank Hapoalim BM 1,996 21
Bank Leumi Le-Israel BM 2,014 20
Bank Mandiri Persero Tbk PT 675,192 288
Bank of America Corp. 4,522 189
Bank of Ireland Group PLC 19,906 182
Bank of Montreal 977 89
Bank of New York Mellon Corp. (The) 454 34
Bank Rakyat Indonesia Persero Tbk PT 556,013 170
BDO Unibank, Inc. 72,546 190
Berkshire Hathaway, Inc. Class B(Æ) 822 371
BGC Group, Inc. Class A 54,592 512
Big Yellow Group PLC(ö) 9,040 140
Blackrock, Inc. 319 313
Blackstone, Inc. Class A 1,673 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BNP Paribas SA 2,366 162
Boardwalk Real Estate Investment
Trust(ö)
10,312 535
BOC Hong Kong Holdings, Ltd. 6,500 21
Brixmor Property Group, Inc.(ö) 13,405 361
Brookfield Asset Management, Inc. 1,751 93
Brown & Brown, Inc. 313 33
Camden Property Trust(ö) 1,261 146
Canadian Imperial Bank of Commerce 1,620 101
CapitaLand Integrated Commercial
Trust Class A(ö)
148,200 225
Capitec Bank Holdings, Ltd. 437 79
Catena AB 1,584 72
CBRE Group, Inc. Class A(Æ) 757 99
Chailease Holding Co., Ltd. 13,000 61
Charter Hall Group(ö) 14,427 142
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
190,500 148
China International Capital Corp., Ltd.
Class H(Þ)
56,400 102
China Merchants Bank Co., Ltd. Class
H
18,000 88
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A
53,900 86
China Resources Land, Ltd. 67,500 224
Chubb, Ltd. 212 60
Cincinnati Financial Corp. 645 91
CITIC Securities Co., Ltd. Class H 23,000 64
Citigroup, Inc. 5,728 368
Clarivate PLC(Æ) 78,445 518
CME Group, Inc. Class A 2,848 642
Country Garden Services Holdings
Co., Ltd.
114,000 86
Cresud SACIF y A - ADR 2,144 20
Crown Castle, Inc.(ö) 5,830 627
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
7,948 30
DBS Group Holdings, Ltd. 700 20
Derwent London PLC(ö) 2,701 76
Digital Core REIT Management Pte,
Ltd.(ö)
144,600 90
Digital Realty Trust, Inc.(ö) 8,167 1,456
Dime Community Bancshares, Inc. 11,616 349
DNB Bank ASA 919 19
Equinix, Inc.(ö) 1,090 990
Equities AB 4,204 122
Equity LifeStyle Properties, Inc. Class
A(ö)
2,658 186
Erie Indemnity Co. Class A 84 38
Essex Property Trust, Inc.(ö) 900 255
EXOR NV 532 56
Extra Space Storage, Inc.(ö) 2,861 467
Fabege AB 2,763 22
Fairfax Financial Holdings, Ltd. 56 70
Fastighets AB Balder Class B(Æ) 22,376 173
Fidelis Insurance Holdings, Ltd. 16,635 287
Fidelity National Financial, Inc. 518 31

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
652 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FinecoBank Banca Fineco SpA 12,424 199
FirstRand, Ltd. 53,542 234
Franklin Resources, Inc. 2,564 53
Frasers Centrepoint Trust(ö) 91,400 154
Gecina SA(ö) 1,233 132
Generali 1,306 36
GLP J-REIT(ö) 217 191
Goodman Group(ö) 30,174 719
Grainger PLC 28,450 83
Great-West Lifeco, Inc. 1,441 48
Grupo Financiero Banorte SAB de CV
Class O
8,870 62
Grupo Financiero Galicia SA - ADR 1,074 57
Haci Omer Sabanci Holding AS 28,843 70
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
5,304 98
Hana Financial Group, Inc. 4,370 188
Hang Seng Bank, Ltd. 1,600 20
Hankook Technology Group Co., Ltd. 5,709 69
Hannover Rueck SE 363 95
Hartford Financial Services Group, Inc. 1,321 146
HDFC Bank, Ltd. - ADR 9,001 567
Healthcare Realty Trust, Inc.(ö) 19,698 338
Highwoods Properties, Inc.(ö) 4,797 161
Hong Kong Exchanges & Clearing,
Ltd.
4,000 160
Host Hotels & Resorts, Inc.(ö) 16,677 288
HSBC Holdings PLC 7,162 65
iA Financial Corp., Inc. 175 14
ICICI Bank, Ltd. - ADR 23,300 709
Independent Bank Corp. 5,452 179
Industrivarden AB Class A 392 14
Ingenia Communities Group(ö) 48,697 153
Insurance Australia Group, Ltd. 10,790 53
Intact Financial Corp. 600 115
Investor AB Class B 5,843 165
Invincible Investment Corp.(ö) 208 85
Invitation Homes, Inc.(ö) 26,236 824
Iron Mountain, Inc.(ö) 5,187 642
iShares MSCI India ETF 7,910 434
Itau Unibanco Holding SA - ADR 16,828 102
Japan Hotel REIT Investment Corp.(ö) 205 95
Japan Metropolitan Fund Investment
Corp.(ö)
158 97
Japan Post Holdings Co., Ltd. 1,900 17
JPMorgan Chase & Co. 2,275 505
Kasikornbank PCL 13,700 59
KB Financial Group, Inc. 3,664 238
KE Holdings, Inc. - ADR 9,808 215
Kemper Corp. 9,858 614
Kenedix Office Investment Corp. Class
A(ö)
206 196
Kimco Realty Corp.(ö) 18,136 429
Klepierre SA(ö) 7,377 236
Korean Reinsurance Co. 9,439 64
Land Securities Group PLC(ö) 19,887 155
LEG Immobilien SE 1,929 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Link Real Estate Investment Trust(ö) 38,230 178
London Stock Exchange Group PLC 2,926 398
LondonMetric Property PLC(ö) 33,186 83
Longfor Group Holdings, Ltd.(Þ) 228,500 374
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 6
M&T Bank Corp. 106 21
Manulife Financial Corp. 6,789 198
Markel Group, Inc.(Æ) 12 19
Marsh & McLennan Cos., Inc. 2,105 459
MasterCard, Inc. Class A 1,435 717
MetLife, Inc. 2,092 164
Mitsubishi Estate Co., Ltd. 25,000 369
Mitsubishi UFJ Financial Group, Inc. 5,000 52
Mitsui Fudosan Co., Ltd. 46,175 393
Mitsui Fudosan Logistics Park, Inc.(ö) 232 154
Mizuho Financial Group, Inc. 6,300 132
Morgan Stanley 299 35
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
4,800 106
Muenchener Rueckversicherungs-
Gesellschaft AG
544 279
National Bank Holdings Corp. Class A 3,930 177
National Bank of Greece SA 6,807 53
National Storage REIT(ö) 93,415 153
NatWest Group PLC 54,873 260
Nippon Accommodations Fund, Inc.(ö) 12 48
Nomura Holdings, Inc. 16,500 85
Nomura Real Estate Master Fund, Inc.
(ö)
173 163
Nordea Bank Abp 11,724 137
Northern Trust Corp. 277 28
Omega Healthcare Investors, Inc.(ö) 5,534 235
Oversea-Chinese Banking Corp., Ltd. 8,700 99
Parkway Life Real Estate Investment
Trust(ö)
53,000 151
Perella Weinberg Partners 9,071 184
Ping An Insurance Group Co. of China,
Ltd. Class H
74,061 460
Piraeus Financial Holdings SA 23,277 87
PNC Financial Services Group, Inc.
(The)
183 34
Popular, Inc. 2,042 182
Principal Financial Group, Inc. 764 63
Progressive Corp. (The) 955 232
Prologis, Inc.(ö) 10,795 1,219
Prosperity Bancshares, Inc. 3,527 258
Prosus NV 3,404 143
Public Storage(ö) 2,040 671
Qifu Technology, Inc. - ADR 7,430 244
Raiffeisen Bank International AG 1,218 22
Raymond James Financial, Inc. 275 41
Realty Income Corp.(ö) 10,579 628
Regions Financial Corp. 852 20
RELX PLC 822 38

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resona Holdings, Inc. 35,500 236
Ringkjoebing Landbobank A/S 242 40
Royal Bank of Canada 2,346 284
Safestore Holdings PLC(ö) 15,878 165
Sampo OYJ Class A 2,294 102
Samsung Fire & Marine Insurance Co.,
Ltd.
289 70
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Segro PLC(ö) 30,650 312
SEI Investments Co. 473 35
SGS SA 897 95
Shinhan Financial Group Co., Ltd. 1,678 62
Simon Property Group, Inc.(ö) 7,204 1,218
Sprott, Inc. 552 24
Stockland(ö) 73,921 250
Sumitomo Mitsui Financial Group, Inc. 6,800 144
Sumitomo Realty & Development Co.,
Ltd.
2,800 83
Sun Communities, Inc.(ö) 4,171 553
Sun Hung Kai Properties, Ltd. 15,000 162
Sun Life Financial, Inc. 2,138 119
Swiss Re AG 2,096 269
Swissquote Group Holding SA 372 127
T Rowe Price Group, Inc. 253 28
TAG Immobilien AG 3,808 63
Talanx AG 529 41
Tokio Marine Holdings, Inc. 8,700 309
Toronto-Dominion Bank (The) 555 31
Travelers Cos., Inc. (The) 879 216
UDR, Inc.(ö) 10,153 428
Unibail-Rodamco-Westfield(ö) 1,105 90
UNITE Group PLC (The)(ö) 6,918 78
United Overseas Bank, Ltd. 5,500 132
Unum Group 2,547 163
VGP NV 816 68
VICI Properties, Inc.(ö) 15,532 493
Visa, Inc. Class A 631 183
Vonovia SE 9,925 327
VTB Bank PJSC(Æ)(Š) 143,250 —
W.R. Berkley Corp. 1,519 87
Warehouses De Pauw CVA(ö) 2,844 68
Webster Financial Corp. 3,008 156
Wells Fargo & Co. 4,182 271
Welltower, Inc.(ö) 13,529 1,825
Western Alliance Bancorp 971 81
Weyerhaeuser Co.(ö) 5,195 162
Wharf Real Estate Investment Co., Ltd. 57,000 171
Willis Towers Watson PLC 76 23
XP, Inc. Class A 2,466 43
Yellow Cake PLC(Æ)(Þ) 15,882 112
Yoma Strategic Holdings, Ltd.(Æ) 417,882 25
Zurich Insurance Group AG 435 258
47,946
Health Care - 3.9%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abbott Laboratories 2,353 267
AbbVie, Inc. 746 152
Alcon, Inc. 2,273 208
Alnylam Pharmaceuticals, Inc.(Æ) 475 127
Amgen, Inc. 49 16
Aspen Pharmacare Holdings, Ltd. 2,973 30
AstraZeneca PLC 3,028 431
Becton, Dickinson and Co. 1,348 315
Boston Scientific Corp.(Æ) 489 41
Bristol-Myers Squibb Co. 5,256 293
Cardinal Health, Inc. 428 46
CareDx, Inc.(Æ) 7,335 162
Cencora, Inc. Class A 133 30
Centene Corp.(Æ) 392 24
Chemed Corp. 25 14
ChemoMetec A/S 1,688 99
Cigna Group (The) 218 69
Cochlear, Ltd. 894 165
Cooper Cos, Inc. (The)(Æ) 1,274 133
Danaher Corp. 834 205
Edwards Lifesciences Corp.(Æ) 3,740 251
Elevance Health, Inc. 145 59
Eli Lilly & Co. 698 579
Encompass Health Corp. 1,674 166
Enovis Corp. Class W(Æ) 18,432 761
Euroapi SA(Æ) 15,784 61
Fisher & Paykel Healthcare Corp., Ltd. 2,054 44
FUJIFILM Holdings Corp. 900 21
Genmab A/S(Æ) 298 67
Gerresheimer AG - GDR 537 45
Gilead Sciences, Inc. 444 39
GSK Finance No. 3 PLC 7,705 141
Halozyme Therapeutics, Inc.(Æ) 1,814 92
HCA Healthcare, Inc. 95 34
Henry Schein, Inc.(Æ) 428 30
Humana, Inc. 46 12
IDEXX Laboratories, Inc.(Æ) 508 207
Innovent Biologics, Inc.(Æ)(Þ) 31,000 135
Innoviva, Inc.(Æ) 6,125 120
Insulet Corp.(Æ) 587 136
Intuitive Surgical, Inc.(Æ) 439 221
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A
12,200 80
Johnson & Johnson 4,834 773
Kyorin Pharmaceutical Co., Ltd. 10,000 99
Labcorp Holdings, Inc. 85 19
Lifco AB Class B 4,770 142
McKesson Corp. 61 31
Medtronic PLC 4,556 407
Merck & Co., Inc. 2,894 296
Merck KGaA 197 33
Molina Healthcare, Inc.(Æ) 289 93
Neurocrine Biosciences, Inc.(Æ) 1,051 126
Novartis AG 3,321 360
Novo Nordisk A/S Class B 6,519 729

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
654 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ono Pharmaceutical Co., Ltd. 1,200 15
Otsuka Holdings Co., Ltd. 300 18
PACS Group, Inc.(Æ) 2,347 100
Pfizer, Inc. 1,527 43
Pro Medicus, Ltd. 684 87
Qiagen NV(Æ) 2,373 101
Quest Diagnostics, Inc. 194 30
Rede D'Or Sao Luiz SA(Þ) 8,231 42
Regeneron Pharmaceuticals, Inc.(Æ) 31 26
Roche Holding AG 689 219
Sanofi SA 2,889 305
Sartorius Stedim Biotech 407 81
Shionogi & Co., Ltd. 1,500 21
Siemens Healthineers AG(Þ) 1,466 77
Sinopharm Group Co., Ltd. Class H 9,200 23
Smith & Nephew PLC 17,060 211
Straumann Holding AG 1,503 197
Stryker Corp. 83 30
Suzuken Co., Ltd. 1,200 39
Tenet Healthcare Corp.(Æ) 2,687 417
Terumo Corp. 1,000 19
United Therapeutics Corp.(Æ) 98 37
UnitedHealth Group, Inc. 978 552
Varex Imaging Corp.(Æ) 6,367 84
Vertex Pharmaceuticals, Inc.(Æ) 74 35
Zoetis, Inc. Class A 2,329 416
12,461
Materials and Processing - 3.5%
AddTech AB Class B 3,868 107
Agnico Eagle Mines, Ltd. 1,785 154
Air Liquide SA Class A 337 60
Air Products & Chemicals, Inc. 84 26
Alcoa Corp. 5,245 210
Aluminum Corp. of China, Ltd. Class A 28 1,400 219
Amcor PLC 1,272 14
Anglo American Platinum, Ltd. 11,191 437
Anglo American PLC 7,009 219
Anglogold Ashanti PLC 13,336 371
Arcadium Lithium PLC(Æ) 15,095 81
ArcelorMittal SA 11,904 295
Aris Mining Corp.(Æ) 19,970 93
Artemis Gold, Inc.(Æ) 8,967 90
Ashland, Inc. 2,922 247
Atlas Arteria, Ltd. 20,638 66
Babcock International Group PLC 23,837 145
Barrick Gold Corp. 13,782 266
Bear Creek Mining Corp.(Æ) 25,338 10
Belimo Holding AG 101 67
BHP Group, Ltd. 3,728 104
Carrier Global Corp. 2,129 155
CCL Industries, Inc. Class B 821 48
Cemex SAB de CV - ADR 20,151 105
Copart, Inc.(Æ) 892 46
CRH PLC 491 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diploma PLC 2,194 121
Dundee Corp. Class A(Æ) 14,243 18
Ecolab, Inc. 131 32
Equinox Gold Corp.(Æ) 39,114 216
ERO Copper Corp.(Æ) 14,689 269
Fastenal Co. 379 30
First Quantum Minerals, Ltd.(Æ) 12,523 162
Freeport-McMoRan, Inc. 4,869 219
Fresnillo PLC 7,630 72
Gabriel Resources, Ltd.(Æ) 358,501 3
Geberit AG 228 143
Givaudan SA 10 48
Gold Fields, Ltd. - ADR 10,722 177
Harmony Gold Mining Co., Ltd. - ADR 5,451 59
Heidelberg Materials AG 181 20
Holcim AG 1,304 129
Impala Platinum Holdings, Ltd.(Æ) 77,055 508
International Paper Co. 323 18
International Tower Hill Mines, Ltd.
(Æ)
41,509 25
Investment AB Latour Class B 1,117 31
Ivanhoe Electric, Inc.(Æ) 4,997 51
Ivanhoe Mines, Ltd. Class A(Æ) 16,219 214
James Hardie Industries PLC(Æ) 5,189 166
K+S AG 22,840 277
Kronos Worldwide, Inc. 15,458 178
Linde PLC 733 334
LKQ Corp. 588 22
Lotte Chemical Corp. 2,048 141
LyondellBasell Industries NV Class A 313 27
Masco Corp. 717 57
MHP SE - GDR(Æ)(Þ) 29,675 119
Mondi PLC 3,328 54
Newmont Corp. 4,595 214
Northern Dynasty Minerals, Ltd.(Æ) 100,371 41
NOVAGOLD Resources, Inc.(Æ) 28,224 98
Novonesis (Novozymes) B Class B 1,446 91
Nucor Corp. 153 22
Packaging Corp. of America 463 106
Pan American Silver Corp. 868 20
Perpetua Resources Corp.(Æ) 7,536 77
Polyus PJSC(Æ) 5,777 —
PPG Industries, Inc. 190 24
Rayonier Advanced Materials, Inc.(Æ) 30,273 241
Rio Tinto PLC 2,915 189
Rio Tinto, Ltd. 3,403 265
Royal Gold, Inc. 1,652 241
RPM International, Inc. 655 83
Sandstorm Gold, Ltd. 3,518 21
Seabridge Gold, Inc.(Æ) 13,725 239
Sherwin-Williams Co. (The) 608 218
Shin-Etsu Chemical Co., Ltd. 4,600 170
Sociedad Quimica y Minera de Chile
SA - ADR
2,780 107
Symrise AG 1,261 152
Ternium SA - ADR 2,033 69

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 655
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 1,670 49
Vale SA Class B - ADR 11,306 121
Western Copper & Gold Corp.(Æ) 9,487 10
Wheaton Precious Metals Corp. 4,013 265
Zijin Mining Group Co., Ltd. Class A 6 2, 895 149
Zijin Mining Group Co., Ltd. Class H 132 , 000 281
11,185
Producer Durables - 6.8%
Adyen NV(Æ)(Þ) 123 187
Aena SME SA(Þ) 2,644 584
Aeroports de Paris SA 1,072 127
Airbus Group SE 2,962 451
Airtac International Group 6,000 162
Allfunds Group PLC 25,833 158
Amphenol Corp. Class A 556 37
AO Smith Corp. 408 31
Arcosa, Inc. 4,698 440
Atlas Copco AB Class A 1 4 , 196 235
Atlas Copco AB Class B 1 2 , 537 183
Auckland International Airport, Ltd. 33,423 146
Aurizon Holdings, Ltd. 11,595 26
Automatic Data Processing, Inc. 1,024 296
Avery Dennison Corp. 395 82
BAE Systems PLC 2,526 41
Brother Industries, Ltd. 5,000 97
Canadian National Railway Co. 2,522 272
Canadian Pacific Kansas City, Ltd. 3,072 237
Canon, Inc. 6,300 204
Cellnex Telecom SA(Þ) 5,019 184
Central Japan Railway Co. 800 17
Charoen Pokphand Foods PCL 137,400 101
China Communications Services Corp.,
Ltd. Class H
206,000 111
China Merchants Port Holdings Co.,
Ltd.
42,000 69
Cintas Corp. 274 56
Cleanaway Waste Management, Ltd. 43,212 77
COSCO SHIPPING Ports, Ltd. 54,000 31
CSX Corp. 12,685 427
Cummins, Inc. 592 195
Danone SA 7,280 520
Denso Corp. 6,000 85
Deutsche Post AG 424 17
DL E&C Co., Ltd. 3,837 85
Dover Corp. 137 26
Eiffage SA 339 32
EMCOR Group, Inc. 605 270
Emerson Electric Co. 310 34
Equifax, Inc. 748 198
Expeditors International of Washington,
Inc.
147 18
FedEx Corp. 168 46
Fortive Corp. 276 20
Fraport AG Frankfurt Airport Services
Worldwide(Æ)
2,073 112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fukuda Corp. 1,000 37
GE Vernova, Inc.(Æ) 929 280
GEA Group AG 7,728 381
General Dynamics Corp. 1,330 388
Getlink SE 8,752 149
Graco, Inc. 1,389 113
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
3,668 31
Grupo Aeroportuario del Pacifico SAB
de CV Class B
9,801 170
Grupo Aeroportuario del Sureste SAB
de CV Class B
10,709 286
Guangshen Railway Co., Ltd. Class H 244,000 68
Halma PLC 2,333 75
Hi Sun Technology China, Ltd.(Æ) 333,000 18
Honeywell International, Inc. 1,308 269
Huntington Ingalls Industries, Inc. 226 42
Hyundai Heavy Industries Co., Ltd. 556 74
Illinois Tool Works, Inc. 425 111
InPost SA(Æ) 2,056 40
International Container Terminal
Services, Inc.
12,690 86
International Seaways, Inc. 3,632 158
Intertek Group PLC 5,223 315
Jacobs Solutions, Inc. 130 18
Japan Airport Terminal Co., Ltd. 2,600 95
JM AB 2,554 43
Kamigumi Co., Ltd. 2,900 61
Keppel Corp., Ltd. 11,900 57
Kirby Corp.(Æ) 1,199 138
Knorr-Bremse AG 1,285 106
Kone OYJ Class B 3,665 201
Kongsberg Gruppen ASA 812 85
Koninklijke Vopak NV 1,278 59
L3Harris Technologies, Inc. 128 32
Larsen & Toubro, Ltd. - GDR(Þ) 7,690 331
Localiza Rent a Car SA 7,347 53
Logitech International SA 2,509 205
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 12
Mettler-Toledo International, Inc.(Æ) 274 354
Mitsubishi Electric Corp. 8,100 125
Moody's Corp. 613 278
Mueller Industries, Inc. 1,706 140
Nestle SA 5,745 543
Nippon Express Holdings, Inc. 400 20
Nippon Yusen 4,100 136
Northrop Grumman Corp. 265 135
Otis Worldwide Corp. 1,587 156
PACCAR, Inc. 403 42
Paychex, Inc. 1,093 152
Poste Italiane SpA(Þ) 10,184 144
Pyeong Hwa Automotive Co., Ltd. 2,491 18
Qube Holdings, Ltd. 60,520 147
Real Alloy(Š) 42 3,433
Republic Services, Inc. Class A 91 18
Rollins, Inc. 3,275 154

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
656 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ryanair Holdings PLC - ADR 12,296 544
S&P Global, Inc. 527 253
Samsung Heavy Industries Co., Ltd.
(Æ)
7,852 54
Sandvik AB 6,145 121
Shanghai Electric Group Co., Ltd.
Class H(Æ)
258,000 83
Snap-on, Inc. 275 91
Spirax-Sarco Engineering PLC 758 64
Stantec, Inc. 242 20
Techtronic Industries Co., Ltd. 13,500 193
Teledyne Technologies, Inc.(Æ) 37 17
Tenaris SA 2,831 47
Textron, Inc. 298 24
Tokyu Corp. 3,900 48
Trade Desk, Inc. (The) Class A(Æ) 2,335 281
TransDigm Group, Inc. 142 185
Transurban Group 23,664 198
Trelleborg AB Class B 4,086 137
Tutor Perini Corp.(Æ) 4,226 110
Union Pacific Corp. 1,161 269
V2X, Inc.(Æ) 3,944 243
Verisk Analytics, Inc. Class A 70 19
Vinci SA 754 84
Wartsila OYJ Abp Class B 1,710 33
Waste Management, Inc. 193 42
Weir Group PLC (The) 21,726 590
West Japan Railway Co. 4,600 81
WSP Global, Inc. 109 19
WW Grainger, Inc. 39 43
Xylem, Inc. 1,585 193
Yamato Holdings Co., Ltd. 2,200 23
Yangzijiang Shipbuilding Holdings,
Ltd.
62,937 122
Zhejiang Expressway Co., Ltd. Class H 160,000 106
ZTO Express Cayman, Inc. - ADR 2,484 57
21,703
Technology - 8.8%
8x8, Inc.(Æ) 113,279 253
AAC Technologies Holdings, Inc. 54,000 218
Accenture PLC Class A 564 194
Adobe, Inc.(Æ) 264 126
Airbnb, Inc. Class A(Æ) 1,422 192
Akamai Technologies, Inc.(Æ) 225 23
Allegion PLC 1,043 146
Alphabet, Inc. Class A 5,559 951
Alphabet, Inc. Class C 4,686 809
Amentum Holdings, Inc.(Æ) 130 4
Ansys, Inc.(Æ) 310 99
Apple, Inc. 10,593 2,393
Applied Materials, Inc. 985 179
AppLovin Corp. Class A(Æ) 1,594 270
ASM International NV 502 278
ASML Holding NV 544 366
Auto Trader Group PLC(Þ) 12,870 140
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Baidu, Inc. Class A(Æ) 7,800 89
BE Semiconductor Industries NV 263 28
Booking Holdings, Inc. 71 332
Broadcom, Inc. 4,653 790
Cars.com, Inc.(Æ) 14,417 231
CDW Corp. 101 19
CGI Group, Inc. 354 39
Check Point Software Technologies,
Ltd.(Æ)
132 23
Cisco Systems, Inc. 9,055 496
Cognizant Technology Solutions Corp.
Class A
636 47
Constellation Software, Inc. 14 42
Corning, Inc. 4,237 202
Datadog, Inc. Class A(Æ) 2,096 263
DoorDash, Inc. Class A(Æ) 1,840 288
Electronic Arts, Inc. 128 19
Fair Isaac Corp.(Æ) 131 261
Fiserv, Inc.(Æ) 225 45
Fortinet, Inc.(Æ) 3,113 245
Hewlett Packard Enterprise Co. 1,690 33
Hon Hai Precision Industry Co., Ltd. 14,000 88
Infosys, Ltd. - ADR 25,185 527
International Business Machines Corp. 297 61
Juniper Networks, Inc. 2,954 115
Kainos Group PLC 2,243 22
Kanzhun, Ltd. - ADR 9,588 140
Keyence Corp. 600 269
Leidos Holdings, Inc. 276 51
LG Corp. Class H 2,627 144
MediaTek, Inc. 7,000 274
Meta Platforms, Inc. Class A 1,366 775
Micron Technology, Inc. 270 27
Microsoft Corp. 6,874 2,793
Motorola Solutions, Inc. 574 258
MSCI, Inc. Class A 806 460
NCAB Group AB 12,170 75
Nemetschek SE 1,385 150
NetApp, Inc. 1,257 145
NetEase, Inc. - ADR 499 40
Nice, Ltd.(Æ) 407 71
Nokia OYJ 55,621 261
Nomura Research Institute, Ltd. 600 18
NVIDIA Corp. 11,597 1,540
Obic Co., Ltd. 500 16
Ooma, Inc.(Æ) 10,454 125
Oracle Corp. 1,683 282
Orange SA 1,553 17
Otsuka Corp. 4,800 108
Parade Technologies, Ltd. 7,000 151
Parsons Corp.(Æ) 2,110 228
PAX Global Technology, Ltd. 68,000 45
PlayAGS, Inc.(Æ) 20,671 240
QUALCOMM, Inc. 3,220 524
Reply SpA 737 112
Roper Technologies, Inc. 52 28

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Salesforce, Inc. 592 172
Samsung Electronics Co., Ltd. 21,681 916
SAP SE 2,549 596
SES SA 8,371 33
Signify NV(Þ) 13,407 328
Silicon Motion Technology Corp.
- ADR
3,615 195
Singapore Telecommunications, Ltd. 22,400 53
SK Hynix, Inc. 2,185 285
Skyworks Solutions, Inc. 1,416 124
SoftBank Corp. 33,000 42
Softcat PLC 5,077 111
Sony Group Corp. 4,200 74
Spark New Zealand, Ltd. 11,740 20
Spotify Technology SA(Æ) 657 253
Swisscom AG 81 49
Taiwan Semiconductor Manufacturing
Co., Ltd.
53 , 000 1,667
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
4 , 165 794
Teradata Corp.(Æ) 3,432 111
Texas Instruments, Inc. 610 124
Tokyo Electron, Ltd. 1,000 149
Tower Semiconductor, Ltd.(Æ) 8,438 354
Trend Micro, Inc. 2,300 120
Trip.com Group, Ltd. - ADR(Æ) 1,543 99
Uber Technologies, Inc.(Æ) 2,401 173
Ubiquiti, Inc. 150 40
Unimicron Technology Corp. 26,000 125
Verint Systems, Inc.(Æ) 8,428 180
Vodafone Group PLC 56,386 52
Xero, Ltd.(Æ) 871 85
Xiaomi Corp. Class B(Æ)(Þ) 63,800 220
27,857
Utilities - 3.3%
AES Corp. (The) 7,190 119
Alliant Energy Corp. 1,436 86
Ameren Corp. 1,128 98
American Electric Power Co., Inc. 523 52
AT&T, Inc. 3,846 87
Atmos Energy Corp. 447 62
Brookfield Renewable Corp. Class A 1,364 42
Canadian Natural Resources, Ltd. 4,381 149
Centrais Eletricas Brasileiras SA 25,405 167
CGN Power Co., Ltd. Class H(Þ) 111,000 40
Cheniere Energy, Inc. 983 188
Chesapeake Energy Corp. 3,219 273
China Yangtze Power Co., Ltd. Class A 42,300 164
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp
3,579 57
Cia Paranaense de Energia 13,835 21
CLP Holdings, Ltd. 5,500 47
CMS Energy Corp. 484 34
ConocoPhillips 2,104 230
Consolidated Edison, Inc. 327 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Energy Generation LLC 1,447 380
Deutsche Telekom AG 10,224 310
Dominion Energy, Inc. 2,204 131
DTE Energy Co. 231 29
Duke Energy Corp. 2,729 315
E.ON SE 12,529 169
Edison International 1,813 149
Elisa OYJ 1,306 62
Enbridge, Inc. 3,394 137
Endesa SA 1,011 22
Enel SpA 25,250 191
Engie SA 6,031 101
ENN Energy Holdings, Ltd. 22,196 157
Entergy Corp. 258 40
Evergy, Inc. 1,263 76
Eversource Energy 259 17
Exelon Corp. 4,830 190
Federal Grid Co - Rosseti PJSC(Æ)(Š) 410,745,540 —
FirstEnergy Corp. 421 18
Fortis, Inc. 411 18
Fortum OYJ 23,144 341
GAIL India, Ltd. - GDR(Þ) 5,021 72
Hong Kong & China Gas Co., Ltd. 24,000 19
Iberdrola SA 16,888 250
Inpex Corp. 1,000 13
JOYY, Inc. - ADR(Æ) 1,873 64
KDDI Corp. 5,600 175
Kinetik Holdings Inc 1,196 58
Korea Electric Power Corp. 10 , 056 168
Korea Electric Power Corp. - ADR 4 , 838 40
Kosmos Energy, Ltd.(Æ) 39,333 148
KT Corp. 720 23
KT Corp. - ADR 22,536 354
LG Uplus Corp. 69,080 500
MTN Group, Ltd. 11,057 55
National Grid PLC 56,961 716
Naturgy Energy Group SA 1,433 36
NextEra Energy, Inc. 5,395 428
Nippon Telegraph & Telephone Corp. 96,500 93
NiSource, Inc. 3,863 136
Osaka Gas Co., Ltd. 800 17
Pembina Pipeline Corp. 8,448 353
PG&E Corp. 13,786 279
Power Assets Holdings, Ltd. 10,500 70
PPL Corp. 2,151 70
Public Service Enterprise Group, Inc. 1,852 166
Redeia Corp. SA 775 14
RusHydro PJSC(Æ)(Š) 121,714,026 —
Scottish & Southern Energy PLC 716 16
Sempra Energy 528 44
South Bow Corp. Class W 1,675 42
Southern Co. (The) 420 38
TC Energy Corp. 8,376 390
Telstra Group, Ltd. 17,293 43
Tenaga Nasional BHD 6,800 22

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
658 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terna - Rete Elettrica Nazionale 3,742 32
T-Mobile US, Inc. 140 31
Tokyo Gas Co., Ltd. 2,700 66
Veolia Environnement SA 10,339 328
Verbund AG Class A 389 32
Verizon Communications, Inc. 2,350 99
Vistra Corp. 863 108
WEC Energy Group, Inc. 164 16
Xcel Energy, Inc. 2,506 167
10,593
Total Common Stocks
(cost $143,979) 163,884
Preferred Stocks - 1.8%
Consumer Discretionary - 0.0%
Ford Motor Co.
6.500% due 08/15/62 1,772 44
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/01/25(¢) 2,500 244
Henkel AG & Co. KGaA
2.337% (Ÿ) 386 33
277
Energy - 0.0%
Petroleo Brasileiro SA Class Preference
13.109% (Ÿ) 7,599 47
Financial Services - 1.4%
AEGON Funding Co. LLC
5.100% due 12/15/49 4,592 100
Affiliated Managers Group, Inc.
5.875% due 03/30/59 2,012 50
4.750% due 09/30/60 3,600 71
4.200% due 09/30/61 4,564 80
6.750% due 03/30/64 2,705 70
American Financial Group, Inc.
5.125% due 12/15/59 1,661 37
Apollo Global Management, Inc.
7.625% due 09/15/53 2,455 66
Arch Capital Group, Ltd.
5.450% due 12/15/24(¢) 4,155 97
4.550% due 06/11/26(¢) 2,121 43
Assurant, Inc.
5.250% due 01/15/61 1,556 35
Athene Holding, Ltd.
7.250% due 03/30/64 4,319 111
6.375% due 06/30/25(¢) 1,650 42
4.875% due 12/30/25(¢) 4,797 93
7.750% due 12/30/27(¢) 3,386 91
6.350% due 06/30/29(¢) 4,067 102
Axis Capital Holdings, Ltd.
5.500% due 12/15/24(¢) 3,898 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Corp.
5.000% due 12/15/24(¢) 2,280 51
5.375% due 12/15/24(¢) 4,587 111
5.875% due 12/15/24(¢) 3,156 79
4.375% due 11/03/25(¢) 1,672 33
4.125% due 02/02/26(¢) 2,702 51
4.250% due 11/17/26(¢) 3,824 75
4.750% due 02/17/27(¢) 1,694 37
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 66
4.875% due 12/09/26(¢) 3,330 61
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 46
Brookfield Oaktree Holdings LLC
6.550% due 12/15/24(¢) 3,130 74
Carlyle Finance LLC
4.625% due 05/15/61 1,500 29
Equitable Holdings, Inc.
5.250% due 03/15/25(¢) 3,488 80
4.300% due 03/15/26(¢) 2,008 38
F&G Annuities & Life, Inc.
7.950% due 12/15/53 3,401 92
First Horizon Bank(Þ)
5.788% due 12/16/24(¢) 129 90
Itau Unibanco Holding SA
6.827% (Ÿ) 12,591 76
JPMorgan Chase & Co.
5.750% due 03/01/25(¢) 2,023 52
4.550% due 06/01/26(¢) 5,478 118
4.625% due 06/01/26(¢) 1,532 34
4.200% due 09/01/26(¢) 1,712 35
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 4,274 84
Lincoln National Corp.
9.000% due 12/01/27(¢) 1,450 41
M&T Bank Corp.
7.500% due 06/15/29(¢) 6,283 172
MetLife, Inc.
4.750% due 03/15/25(¢) 3,493 77
Morgan Stanley
6.375% due 01/15/25(¢) 4,019 102
6.875% due 01/15/25(¢) 2,293 58
5.850% due 04/15/27(¢) 3,089 78
6.500% due 10/15/27(¢) 1,585 41
6.625% due 10/15/29(¢) 12,815 338
Public Storage
4.700% due 12/15/24(¢) 802 18
4.750% due 12/20/24 900 20
Regions Financial Corp.
5.700% due 05/15/29(¢) 3,632 91
Reinsurance Group of America, Inc.
7.125% due 10/15/52 1,419 38

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RenaissanceRe Holdings, Ltd.
5.750% due 12/15/24(¢) 1,715 41
4.200% due 07/15/26(¢) 1,979 36
TPG Operating Group II, LP
6.950% due 03/15/64 3,594 93
Truist Financial Corp.
4.750% due 09/01/25(¢) 1,554 33
US Bancorp
5.938% due 12/15/24(¢) 64 56
4.000% due 04/15/26(¢) 2,151 40
W.R. Berkley Corp.
5.100% due 12/30/59 2,063 46
4.250% due 09/30/60 1,772 35
Wells Fargo & Co.
4.750% due 03/15/25(¢) 7,072 148
4.700% due 12/15/25(¢) 3,404 71
4.375% due 03/15/26(¢) 1,653 33
4.250% due 09/15/26(¢) 1,731 34
4,327
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
4.124% due 01/03/49(Ÿ) 1,447 70
Technology - 0.0%
Samsung Electronics Co., Ltd.
3.148% due 01/24/30(Ÿ) 3,008 104
Utilities - 0.3%
AT&T, Inc.
5.350% due 11/01/66 2,303 55
4.750% due 02/18/25(¢) 2,079 43
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 32
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 2,250 45
CMS Energy Corp.
5.875% due 10/15/78 2,871 70
SCE Trust V
5.450% due 03/15/26(¢) 3,657 90
SCE Trust VI
5.000% due 12/15/24(¢) 3,431 71
SCE Trust VII
7.500% due 11/22/28(¢) 7,843 209
SCE Trust VIII
6.950% due 05/13/29(¢) 4,261 113
Telephone and Data Systems, Inc.
6.625% due 03/31/26(¢) 626 13
United States Cellular Corp.
6.250% due 09/01/69 2,457 58
5.500% due 03/01/70 1,802 41
5.500% due 06/01/70 1,448 33
873
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $5,577) 5,742
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Nov 2024
5,350.00 Put (29) USD 15,515 (ÿ) 93
Total Options Purchased
(cost $221) 93
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Reply SpA(Æ)
2024  Rights 737 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 9.0%
Arbor Realty Trust, Inc.
7.500% due 08/01/25 317 317
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 341 338
Block, Inc.
0.125% due 03/01/25 158 155
Cardlytics, Inc.
1.000% due 09/15/25 390 347
Chegg, Inc.
0.125% due 03/15/25 481 463
China Government International Bond
1.950% due 12/03/24(ç)(Þ) 272 271
EZCORP, Inc.
2.375% due 05/01/25 567 557
Five9, Inc.
0.500% due 06/01/25 41 40
Hat Holdings I LLC
0.000% due 05/01/25 (Æ)(Þ) 511 546
Health Catalyst, Inc.
2.500% due 04/15/25 72 70
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 —
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 684 652
Israel Electric Corp., Ltd.
5.000% due 11/12/24(ç)(Þ) 530 528
LendingTree, Inc.
0.500% due 07/15/25 123 118
Mesa Laboratories, Inc.
1.375% due 08/15/25 818 770
National Vision Holdings, Inc.
2.500% due 05/15/25 577 564
New Mountain Finance Corp.
7.500% due 10/15/25 947 953

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
660 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NuVasive, Inc.
0.375% due 03/15/25 823 807
Okta, Inc.
0.125% due 09/01/25 434 415
Pacira Pharmaceutical, Inc.
0.750% due 08/01/25 911 873
Pegasystems, Inc.
0.750% due 03/01/25 501 493
PennyMac Mortgage Investment Trust
5.500% due 11/01/24(ç) 127 127
Retrophin, Inc.
2.500% due 09/15/25 243 236
U.S. Cash Management Fund(@) 17,536,674
(∞)
17,535
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 73 9
Wayfair, Inc.
0.625% due 10/01/25 664 630
Wix.com, Ltd.
6.035% due 08/15/25(ž) 669 639
Total Short-Term Investments
(cost $28,442) 28,453
Total Investments - 96.1%
(identified cost $284,451) 305,798
Other Assets and Liabilities,
Net - 3.9%
12,307
Net Assets - 100.0%
318,105

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 661
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
18.7%
ABN AMRO Bank NV 03/23/23 EUR 8,809 15.92 140
146
Abu Dhabi Government International Bond 11/02/22 882,000 69.71 615
614
Adnoc Murban Rsc, Ltd. 09/04/24 356,000 99.01 352
339
Adyen NV 04/02/24 EUR 123 1,504.74 185
187
Aena SME SA 11/09/15 EUR 2,644 159.73 354
584
Aeropuerto Internacional De Tocumen SA 03/22/22 862,000 81.96 707
653
African Export-Import Bank (The) 12/15/22 548,000 89.56 491
509
AIB Group PLC 04/24/24 EUR 200,000 107.37 215
226
Alpha FX Group PLC 07/25/24 GBP 2,888 29.43 85
79
AltaGas, Ltd. 09/16/24 80,000 99.99 80
80
Apollo Management Holdings, LP 12/10/19 122,000 100.39 122
121
Ares Management Corp. 06/24/21 89,000 100.04 89
85
Auto Trader Group PLC 06/28/24 GBP 12,870 11.09 143
140
AXA SA 03/30/23 100,000 103.98 104
110
Axian Telecom 03/08/23 581,000 95.23 553
583
Axis Bank, Ltd. 05/31/24 2,341 70.90 166
162
Bahrain Government International Bond 09/24/24 200,000 105.03 210
206
Banco do Brasil SA 07/26/22 273,000 85.41 233
277
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 93.36 187
196
Banco Nacional de Panama 01/23/24 203,000 78.86 160
164
Banco Santander SA 05/07/24 EUR 200,000 107.57 215
225
Bank Gospodarstwa Krajowego 07/01/24 215,000 99.28 213
219
Bank Negara Indonesia Persero Tbk PT 02/15/24 762,000 91.24 695
726
BNP Paribas SA 08/08/22 200,000 100.00 200
207
BNP Paribas SA 11/21/22 200,000 103.25 206
216
BNP Paribas SA 05/12/23 200,000 69.77 140
168
BNP Paribas SA 08/07/23 400,000 101.13 404
419
BNP Paribas SA 09/03/24 200,000 100.00 200
202
CaixaBank SA 01/03/24 EUR 200,000 109.22 218
233
CBB International Sukuk Programme Co. WLL 07/18/24 400,000 95.23 381
384
Cellnex Telecom SA 10/07/22 EUR 5,019 33.59 169
184
Centrais Eletricas Brasileiras SA 07/23/24 350,000 91.27 319
326
CGN Power Co., Ltd. 10/28/22 HKD 111,000 0.22 24
40
China Government International Bond 09/29/23 200,000 93.13 186
189
China Government International Bond 11/21/23 272,000 99.72 271
271
China International Capital Corp., Ltd. 09/11/23 HKD 56,400 1.70 96
102
Codelco Metals, Inc. 09/05/23 220,000 99.90 220
223
Comision Federal de Electricidad 06/15/22 260,000 94.13 245
248
Comision Federal de Electricidad 09/17/24 200,000 99.64 199
193
Commerzbank AG 10/01/24 200,000 100.00 200
199
Corp. Financiera de Desarrollo SA 02/16/23 200,000 91.03 182
185
Corp. Nacional del Cobre de Chile 03/22/22 871,000 80.85 704
547
Costa Rica Government International Bond 10/23/24 232,000 103.89 241
241
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
244
Development Bank of Kazakhstan JSC 04/04/24 281,000 99.77 280
283
Dominican Republic Government International Bond 03/20/23 450,000 98.67 444
470
Dominican Republic Government International Bond 10/17/24 150,000 99.21 149
147
DP World PLC 03/22/22 620,000 116.07 720
682
Ecuador Government International Bond 10/03/22 200,746 40.33 81
111
Ecuador Government International Bond 11/10/23 84,738 50.17 42
58
Ecuador Government International Bond 02/29/24 210,760 51.45 108
115
Egypt Government International Bond 03/12/24 402,000 82.04 330
339
Egypt Government International Bond 06/28/24 400,000 75.10 300
317
El Salvador Government International Bond 09/21/22 250,000 33.21 83
237
Emirates NBD Bank PJSC 03/22/22 539,000 99.73 538
537
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
560
Empresa Nacional del Petroleo 03/22/22 921,000 83.86 772
721
Eskom Holdings SOC, Ltd. 03/22/22 739,000 101.58 751
738
EUSHI Finance, Inc. 06/10/24 90,000 100.05 90
93
Export-Import Bank of India 03/22/22 784,000 89.80 704
669
Farm Credit Bank of Texas 07/15/20 125,000 1.00 125
124
FEL Energy VI SARL 10/19/22 219,170 69.70 153
198
First Horizon Bank 12/07/22 129 808.04 104
90
Franshion Brilliant, Ltd. 07/26/22 342,000 76.32 261
287

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
662 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Franshion Brilliant, Ltd. 10/19/22 300,000 85.29 256
284
Freeport Indonesia PT 04/22/24 200,000 94.69 189
203
GA Global Funding Trust 06/24/21 165,000 99.32 164
158
Gabon Government International Bond 10/08/24 200,000 78.25 156
160
GAIL India, Ltd. 10/04/24 5,021 1,673.55 84
72
Georgian Railway JSC 03/22/22 563,000 89.75 505
497
Ghana Government International Bond 10/10/24 161,472 72.21 117
113
Ghana Government International Bond 10/10/24 29,309 77.20 23
22
Ghana Government International Bond 10/10/24 112,288 87.50 98
96
Ghana Government International Bond 10/10/24 14,848 91.99 14
14
Global Atlantic Finance Co. 06/04/24 125,000 100.18 125
130
Greensaif Pipelines Bidco SARL 07/17/24 225,000 100.00 225
225
Grupo Energia Bogota SA 03/22/22 709,000 101.25 718
684
Guatemala Government International Bond 06/06/23 294,000 100.00 294
298
Halyk Savings Bank of Kazakhstan JSC 01/24/22 5,304 9.17 49
98
Hartford Financial Services Group, Inc. 02/05/21 107,000 94.27 101
99
Hat Holdings I LLC 09/11/23 511,000 98.66 504
546
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 552,000 101.23 559
596
Huarong Finance 2017 Co., Ltd. 02/16/23 595,000 93.20 555
583
Huarong Finance 2019 Co., Ltd. 02/16/23 708,000 78.70 557
639
Hungary Government International Bond 07/25/23 295,000 100.49 296
304
Hungary Government International Bond 01/03/24 217,000 97.98 213
209
ILFC E-Capital Trust I 04/29/21 100,000 82.91 83
80
Indonesia Asahan Aluminium Persero PT 03/09/23 200,000 88.02 176
192
ING Groep NV 10/13/22 200,000 68.97 138
182
ING Groep NV 09/16/24 200,000 102.50 205
200
ING Groep NV 09/25/24 200,000 107.75 215
211
Innovent Biologics, Inc. 11/10/23 HKD 31,000 5.13 159
135
Instituto Costarricense de Electricidad 03/22/22 762,000 79.50 606
707
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
201
Israel Electric Corp., Ltd. 10/18/23 530,000 99.91 530
528
Ivory Coast Government International Bond 01/23/24 200,000 98.16 196
199
Jordan Government International Bond 01/17/24 273,000 99.03 270
278
KazMunayGas National Co. JSC 03/22/22 464,000 91.04 422
440
KazMunayGas National Co. JSC 03/22/22 200,000 94.88 190
192
KBC Group NV 09/10/24 EUR 200,000 110.27 221
218
Kenya Government International Bond 02/12/24 203,000 97.47 198
204
Khazanah Global Sukuk Bhd 07/19/23 233,000 100.00 233
232
Kingston Airport Revenue Finance, Ltd. 09/25/24 200,000 99.97 200
204
Krung Thai Bank PCL 10/19/22 600,000 78.56 471
586
Kuaishou Technology 06/10/22 HKD 41,900 7.64 320
247
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
156
Larsen & Toubro, Ltd. 05/10/22 7,690 40.77 314
331
Lebanon Government International Bond 10/31/22 USD 561,000 8.16 46
47
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 04/21/23 HKD 228,500 1.80 410
374
Match Group Financeco, Inc. 11/01/23 276,000 92.20 254
258
Mazoon Assets Co. 03/22/22 545,000 102.18 557
544
Meiji Yasuda Life Insurance Co. 09/04/24 200,000 100.00 200
201
Meituan 06/21/24 HKD 8,200 15.44 127
194
MetLife Capital Trust IV 11/27/18 300,000 110.81 332
330
MetLife, Inc. 07/14/16 125,000 138.95 174
148
Mexico City Airport Trust 03/22/22 213,000 88.25 188
177
MHP SE 04/12/16 29,675 6.08 180
119
MP Materials Corp. 03/07/24 852,000 91.42 779
788
MVM Energetika Zrt. 01/23/24 701,000 103.12 723
738
NAC Kazatomprom JSC 12/17/19 6,906 15.60 108
270
Navoi Mining & Metallurgical Combinat 10/09/24 200,000 100.00 200
201
NextEra Energy Partners, LP 10/13/23 800,000 92.56 740
748
Nigeria Government International Bond 09/20/22 494,000 75.38 372
417
Nippon Life Insurance Co. 11/08/22 200,000 92.97 186
199
Nordea Bank Abp 09/15/20 200,000 113.66 227
201
OCP SA 04/24/24 303,000 97.27 295
313
OCP, Inc. 03/22/22 755,000 91.38 690
660
Oil and Gas Holding Co. BSCC (The) 03/22/22 572,000 105.24 602
615

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 663
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Oman Government International Bond 09/20/22 584,000 102.23 597
607
Ooredoo International Finance, Ltd. 10/03/24 200,000 99.30 199
194
OQ SAOC 03/22/22 418,000 99.66 417
416
Pakistan Government International Bond 09/24/24 250,000 93.43 234
234
Pakistan Water and Power Development Authority 03/22/22 953,000 72.43 690
741
Paraguay Government International Bond 06/28/23 200,000 99.99 200
202
Pertamina Persero PT 04/18/22 650,000 81.92 532
489
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 83.03 264
268
Petroleos de Venezuela SA 02/29/24 353,575 15.39 54
34
Petroleos de Venezuela SA 05/29/24 473,715 127.40 604
46
Petroleos del Peru SA 03/22/22 1,431,000 69.35 1,028
932
Petroleos Mexicanos 03/22/22 894,000 64.84 580
600
Petronas Capital, Ltd. 04/01/22 1,523,000 77.41 1,275
1,057
Polyus PJSC 10/20/22 1 — —
—
Poste Italiane SpA 09/10/24 EUR 10,184 13.83 141
144
Qatar Government International Bond 10/30/23 344,000 97.82 336
346
Qatar Government International Bond 05/21/24 200,000 99.54 199
202
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
200
Rede D'Or Sao Luiz SA 08/29/24 BRL 8,231 5.83 48
42
Reliance Industries, Ltd. 03/21/22 3,886 59.78 232
243
Repay Holdings Corp. 05/22/23 797,000 91.99 733
739
Republic of Angola Government International Bond 09/24/24 336,000 92.24 310
307
Republic of Azerbaijan Government International Bond 09/21/22 108,000 85.43 92
94
Republic of Serbia Government International Bond 06/05/24 200,000 97.92 196
201
Republic of Zambia Government International Bond 06/28/24 52,899 48.69 26
29
Republic of Zambia Government International Bond 06/28/24 55,828 87.78 49
49
Romania Government International Bond 02/12/24 394,000 70.05 276
265
Romania Government International Bond 09/19/24 418,000 98.96 414
394
SA Global Sukuk, Ltd. 03/22/22 200,000 95.38 191
174
Samruk-Kazyna JSC 03/22/22 200,000 93.76 187
187
Saudi Arabian Oil Co. 03/22/22 660,000 93.42 617
565
Saudi Arabian Oil Co. 07/10/24 316,000 97.64 309
303
Saudi Government International Bond 01/18/24 219,000 99.11 217
218
Saudi Government International Bond 10/18/24 340,000 100.43 341
338
SBL Holdings, Inc. 02/04/20 85,000 85.44 73
77
SBL Holdings, Inc. 06/17/21 75,000 100.00 75
65
Scout24 SE 07/25/24 EUR 662 78.69 52
57
Senegal Government International Bond 02/05/24 140,000 73.22 103
99
Siemens Healthineers AG 10/14/22 EUR 1,466 50.41 74
77
Signify NV 06/10/22 EUR 13,407 30.81 413
328
Societe Generale SA 05/06/22 200,000 103.03 206
203
Societe Generale SA 11/14/22 200,000 100.00 200
208
Societe Generale SA 11/07/23 200,000 100.00 200
214
SoFi Technologies, Inc. 03/31/23 132,000 82.49 109
125
South Bow Canadian Infrastructure Holdings, Ltd. 08/14/24 110,000 100.55 111
114
South Bow Canadian Infrastructure Holdings, Ltd. 08/14/24 140,000 101.50 142
144
Southern Gas Corridor CJSC 03/22/22 724,000 102.47 742
738
Sri Lanka Government International Bond 10/23/24 353,000 60.05 212
222
Stichting AK Rabobank Certificaten 05/03/24 EUR 140,000 118.40 166
171
Sumitomo Life Insurance Co. 01/10/24 200,000 100.00 200
203
Svenska Handelsbanken AB 07/26/24 200,000 87.55 175
181
Swedbank AB 02/06/24 200,000 100.00 200
208
TC Ziraat Bankasi AS 01/25/23 614,000 95.41 586
612
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
117
Transnet SOC, Ltd. 07/25/23 607,000 99.64 605
617
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.36 199
199
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 96.50 676
697
UBS Group AG 10/13/22 200,000 85.30 171
195
UBS Group AG 11/09/23 200,000 102.08 204
231
UBS Group AG 01/17/24 200,000 105.70 211
218
UBS Group AG 07/10/24 200,000 82.67 165
169
UBS Group AG 09/16/24 200,000 101.05 202
198
Ukraine Government International Bond 08/30/24 72,086 41.32 30
35
Ukraine Government International Bond 08/30/24 446,801 44.27 198
206
Ukraine Government International Bond 08/30/24 58,872 60.32 36
35

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
664 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Ukraine Government International Bond 10/10/24 30,916 43.80 14
15
Ukraine Government International Bond 10/10/24 44,395 57.24 25
27
Ukraine Railways Via Rail Capital Markets PLC 07/23/24 989,000 81.42 805
843
Unibail-Rodamco-Westfield 01/18/24 EUR 100,000 111.08 111
118
Uzbekneftegaz JSC 03/22/22 687,000 83.66 575
602
Venezuela Government International Bond 03/19/24 283,600 18.18 52
41
Venezuela Government International Bond 07/30/24 73,300 15.31 11
9
Venezuela Government International Bond 09/06/24 166,000 15.57 26
26
WH Group, Ltd. 09/10/24 HKD 109,879 0.77 85
85
Xiaomi Corp. 09/10/24 HKD 63,800 2.39 153
220
Yellow Cake PLC 09/23/19 GBP 15,882 3.42 54
112
YPF SA 02/16/23 278,000 86.56 241
271
YPF SA 07/25/23 504,000 89.33 450
512
Zalando SE 12/14/23 EUR 9,682 27.93 232
291
Ziraat Katilim Varlik Kiralama AS 03/14/24 563,000 104.37 588
602
Zurich Finance (Ireland) Designated Activity Co. 08/28/24 200,000 86.10 172 173
59,493
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 42 GBP 3,950 12/24
(243)
MSCI EAFE Index Futures 280 USD 32,903 12/24
(1,257)
MSCI Emerging Markets Index Futures 36 USD 2,027 12/24
41
Russell 2000 E-Mini Index Futures 4 USD 442 12/24
—
S&P 500 E-Mini Index Futures 40 USD 11,477 12/24
69
United States 2 Year Treasury Note Futures 288 USD 59,312 12/24
(495)
United States 5 Year Treasury Note Futures 187 USD 20,053 12/24
(652)
United States 10 Year Treasury Note Futures 411 USD 45,403 12/24
(1,495)
United States 10 Year Treasury Ultra Bond Futures 80 USD 9,100 12/24
(352)
United States Treasury Long Bond Futures 13 USD 1,534 12/24 (88)
Short Positions
EURO STOXX 50 Index Futures 418 EUR 20,206 12/24
260
Euro-Bund Futures 51 EUR 6,722 12/24
90
FTSE 100 Index Futures 57 GBP 4,632 12/24
173
FTSE 250 Index Futures 24 GBP 981 12/24
44
Hang Seng Index Futures 54 HKD 54,945 11/24
113
Japanese 10 Year Government Bond Futures 8 JPY 1,153,520 12/24
14
Japanese 10 Year Mini Government Bond Futures 8 JPY 115,208 12/24
1
MSCI Emerging Markets Index Futures 90 USD 5,069 12/24
(114)
Russell 2000 E-Mini Index Futures 203 USD 22,418 12/24
22
S&P 500 E-Mini Index Futures 13 USD 3,730 12/24
(29)
S&P/TSX 60 Index Futures 18 CAD 5,210 12/24
(66)
SPI 200 Index Futures 9 AUD 1,838 12/24
3
TOPIX Index Futures 41 JPY 1,104,745 12/24
(320)
United States 5 Year Treasury Note Futures 10 USD 1,073 12/24
25
United States Treasury Ultra Bond Futures 1 USD 126 12/24 8
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,248)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 665
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 29 4,750.00 USD 13,775 11/29/24 (25)
Total Liability for Options Written (premiums received $70) (25)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 491 EUR 451 12/11/24 1
Bank of America USD 420 JPY 64,090 11/08/24 2
Bank of America USD 496 NOK 5,239 11/08/24 (20)
Bank of America EUR 451 USD 490 11/08/24 (1)
Bank of America JPY 64,090 USD 422 12/11/24 (2)
Bank of America JPY 139,880 USD 995 12/18/24 70
Bank of America JPY 470,100 USD 3,336 12/18/24 225
Bank of America SEK 9,381 USD 916 11/08/24 36
Bank of New York USD 486 NOK 5,361 12/11/24 2
Bank of New York DKK 3,746 USD 556 12/18/24 8
Bank of New York EUR 2,236 USD 2,474 12/18/24 37
Bank of New York GBP 1,118 USD 1,459 12/18/24 17
Bank of New York JPY 368,356 USD 2,626 12/18/24 188
Bank of New York NOK 5,361 USD 486 11/08/24 (2)
Brown Brothers Harriman USD 112 EUR 103 11/04/24 —
Brown Brothers Harriman USD 1,334 EUR 1,228 11/04/24 2
Brown Brothers Harriman USD 250 GBP 194 11/04/24 1
Brown Brothers Harriman EUR 1,331 USD 1,488 11/04/24 40
Brown Brothers Harriman EUR 1,220 USD 1,326 12/03/24 (3)
Brown Brothers Harriman GBP 194 USD 260 11/04/24 10
Brown Brothers Harriman GBP 193 USD 247 12/03/24 (1)
Citigroup USD 493 EUR 446 11/08/24 (8)
Citigroup DKK 3,746 USD 556 12/18/24 8
Citigroup EUR 2,236 USD 2,474 12/18/24 37
Citigroup GBP 1,118 USD 1,460 12/18/24 18
Citigroup HKD 25,423 USD 3,271 12/18/24 (1)
Citigroup JPY 61,653 USD 424 11/08/24 18
Citigroup JPY 368,356 USD 2,625 12/18/24 187
HSBC USD 902 SEK 9,640 11/08/24 3
HSBC CHF 1,208 USD 1,428 11/08/24 28
HSBC DKK 3,746 USD 556 12/18/24 9
HSBC EUR 2,236 USD 2,474 12/18/24 38
HSBC GBP 1,118 USD 1,460 12/18/24 18
HSBC JPY 368,356 USD 2,628 12/18/24 190
HSBC SEK 9,640 USD 904 12/11/24 (3)
JPMorgan Chase USD 1,396 CHF 1,207 11/08/24 3
JPMorgan Chase USD 918 GBP 692 11/08/24 (26)
JPMorgan Chase CHF 1,207 USD 1,401 12/11/24 (3)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
666 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 906 GBP 698 12/11/24 (6)
Royal Bank of Canada USD 921 NZD 1,468 11/08/24 (43)
Royal Bank of Canada AUD 726 USD 500 11/08/24 22
Royal Bank of Canada DKK 3,746 USD 556 12/18/24 8
Royal Bank of Canada EUR 2,236 USD 2,473 12/18/24 36
Royal Bank of Canada GBP 698 USD 907 11/08/24 6
Royal Bank of Canada GBP 1,118 USD 1,461 12/18/24 19
Royal Bank of Canada HKD 25,423 USD 3,271 12/18/24 (2)
Royal Bank of Canada JPY 368,356 USD 2,622 12/18/24 184
State Street USD 486 AUD 741 11/08/24 2
State Street USD 1 CHF 1 11/08/24 —
State Street USD 679 CHF 571 12/18/24 (15)
State Street USD 3 EUR 3 11/04/24 —
State Street USD 6 EUR 5 11/08/24 —
State Street USD 8 GBP 6 11/08/24 —
State Street USD 4 HKD 35 11/04/24 —
State Street USD 2 JPY 323 11/05/24 —
State Street USD 5 JPY 769 11/05/24 —
State Street USD 9,395 JPY 1,322,950 12/18/24 (636)
State Street USD 11 NOK 123 11/08/24 —
State Street USD 28 NZD 47 11/08/24 —
State Street AUD 15 USD 10 11/08/24 —
State Street AUD 741 USD 486 12/11/24 (2)
State Street AUD 566 USD 377 12/18/24 4
State Street CAD 1,845 USD 1,361 12/18/24 34
State Street EUR 3,860 USD 4,271 12/18/24 64
State Street GBP 9 USD 11 11/04/24 —
State Street JPY 2,437 USD 16 11/08/24 —
State Street NOK 8,070 USD 744 12/18/24 10
State Street SEK 259 USD 24 11/08/24 —
State Street SEK 11,488 USD 1,112 12/18/24 32
Toronto Dominion Bank DKK 3,746 USD 556 12/18/24 8
Toronto Dominion Bank EUR 2,236 USD 2,473 12/18/24 36
Toronto Dominion Bank GBP 1,118 USD 1,459 12/18/24 17
Toronto Dominion Bank JPY 368,356 USD 2,630 12/18/24 192
Westpac USD 903 NZD 1,516 12/11/24 3
Westpac NZD 1,516 USD 903 11/08/24 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,096

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 667
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets Index Bank of America USD 9,000 (1.000%)
(2)
12/20/29 266 (5) 261
Total Open Credit Indices - Purchase Protection Contracts 266 (5) 261
Total Open Credit Default Swap Contracts (å) 266 (5) 261
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 41,096 $ 13
$ —
$ 41,109 12.9
International Debt — 64,964 —
—
64,964 20.4
Non-US Bonds — 1,553 —
—
1,553 0.5
Common Stocks
Consumer Discretionary 9,326 10,160 —
—
19,486 6.1
Consumer Staples 4,535 2,986 —
—
7,521 2.4
Energy 3,897 1,235 —
—
5,132 1.6
Financial Services 30,321 17,625 —
—
47,946 15.1
Health Care 8,157 4,304 —
—
12,461 3.9
Materials and Processing 6,079 5,106 —
—
11,185 3.5
Producer Durables 8,625 9,645 3,433
—
21,703 6.8
Technology 19,991 7,866 —
—
27,857 8.8
Utilities 6,228 4,365 —
—
10,593 3.3
Preferred Stocks 5,200 542 — — 5,742 1.8
Options Purchased 93 — — — 93 —
*
Warrants and Rights — — — — — —
*
Short-Term Investments — 10,918 — 17,535 28,453 9.0
Total Investments 102,452 182,365 3,446 17,535 305,798 96.1
Other Assets and Liabilities, Net
3.9
100.0
Other Financial Instruments
Assets
Futures Contracts 863 — — — 863 0. 3
Foreign Currency Exchange Contracts — 1,873 — — 1,873 0. 6
Credit Default Swap Contracts — 261 — — 261 0.1
A

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
668 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Liabilities
Futures Contracts (5,111) — — — (5,111) (1. 6 )
Options Written (25) — — — (25) (—)
*
Foreign Currency Exchange Contracts — (777) — — (777) (0.2)
Total Other Financial Instruments
**
$ (4,273) $ 1,357 $ — $ — $ (2,916)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Investments
Corporate Bonds and
Notes Other* 13
Common Stocks
Producer Durables Discounted cash flow*** Discount rate** 13.5% 3,433
Market approach*** EBITDA multiple**** 5.35x
Discount to guideline 29.6%
comparables
Total Investments 3,446
* Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2024 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the EBITDA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2024 were as follows:

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 669
Category and
Subcategory
Beginning
Balance
11/01/2023
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
10/31/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
10/31/2024
Long-Term Investments
Corporate Bonds and Notes $— $13 $— $— $— $— $— $— $13 $—
Common Stocks
Financial Services
— — 96 — (359) — — 455 — —
Producer Durables
2,999 — — — — — — 434 3,433 434
Total Investments
$2,999 $13 $96 $— $(359) $— $— $889 $3,446 $434
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
307
Argentina ............................................................................................
1,533
Australia .............................................................................................
3,036
Austria ................................................................................................
108
Azerbaijan ..........................................................................................
831
Bahrain ...............................................................................................
1,206
Belgium ..............................................................................................
754
Bermuda .............................................................................................
78
Brazil ..................................................................................................
4,385
Canada ................................................................................................
11,252
Chile ...................................................................................................
1,961
China ..................................................................................................
11,802
Colombia ............................................................................................
2,397
Costa Rica ..........................................................................................
948
Denmark .............................................................................................
1,110
Dominican Republic ..........................................................................
617
Ecuador ..............................................................................................
285
Egypt ..................................................................................................
656
El Salvador .........................................................................................
237
Finland ...............................................................................................
1,387
France .................................................................................................
6,256
Gabon .................................................................................................
160
Georgia ...............................................................................................
497
Germany .............................................................................................
4,373
Ghana .................................................................................................
421
Greece ................................................................................................
216
Guatemala ..........................................................................................
298
Hong Kong .........................................................................................
1,645
Hungary ..............................................................................................
1,251
India ...................................................................................................
3,278
Indonesia ............................................................................................
3,918
Ireland ................................................................................................
757
Israel ...................................................................................................
1,656
Italy ....................................................................................................
1,943

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
670 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Ivory Coast .........................................................................................
199
Jamaica ...............................................................................................
204
Japan ..................................................................................................
8,207
Jersey ..................................................................................................
338
Jordan .................................................................................................
278
Kazakhstan .........................................................................................
1,472
Kenya .................................................................................................
204
Lebanon ..............................................................................................
47
Luxembourg .......................................................................................
328
Macao .................................................................................................
235
Malaysia .............................................................................................
1,384
Mauritius ............................................................................................
583
Mexico ...............................................................................................
3,915
Morocco .............................................................................................
973
Myanmar ............................................................................................
25
Netherlands ........................................................................................
2,638
New Zealand ......................................................................................
295
Nigeria ................................................................................................
417
Norway ...............................................................................................
121
Oman ..................................................................................................
1,567
Pakistan ..............................................................................................
975
Panama ...............................................................................................
1,937
Paraguay .............................................................................................
202
Peru ....................................................................................................
1,423
Philippines ..........................................................................................
993
Poland ................................................................................................
693
Puerto Rico .........................................................................................
182
Qatar ...................................................................................................
742
Romania .............................................................................................
659
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,823
Senegal ...............................................................................................
99
Serbia .................................................................................................
201
Singapore ...........................................................................................
1,828
South Africa .......................................................................................
4,321
South Korea .......................................................................................
4,139
Spain ..................................................................................................
2,642
Sri Lanka ............................................................................................
222
Sweden ...............................................................................................
2,414
Switzerland ........................................................................................
3,121
Taiwan ................................................................................................
3,418
Thailand .............................................................................................
746
Trinidad and Tobago ..........................................................................
199
Turkey ................................................................................................
3,203
Ukraine ...............................................................................................
1,352
United Arab Emirates .........................................................................
2,172
United Kingdom .................................................................................
10,760
United States ......................................................................................
158,647
Uruguay ..............................................................................................
497
Uzbekistan ..........................................................................................
803
Venezuela, Bolivarian Republic of ....................................................
156

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 671
Amounts in thousands
Country Exposure
Fair Value
$
Zambia ...............................................................................................
240
Total Investments ............................................................................... 305,798

See accompanying notes which are an integral part of the financial statements.
672 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 93 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 1,873 —
Variation margin on futures contracts** 725 — — 138
Credit default swap contracts, at fair value — 261 — —
Total
$ 818 $ 261 $ 1,873 $ 138
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 1,786 $ — $ — $ 3,325
Unrealized depreciation on foreign currency exchange contracts — — 777 —
Options written, at fair value 25 — — —
Total
$ 1,811 $ — $ 777 $ 3,325
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ (1,133) $ — $ — $ —
Futures contracts (2,735) — — 2,428
Options written 505 — — —
Credit default swap contracts — (410) — —
Foreign currency exchange contracts — — (445) —
Total
$ (3,363) $ (410) $ (445) $ 2,428
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 569 $ — $ — $ —
Futures contracts (2,946) — — 1,014
Options written (311) — — —
Credit default swap contracts — (34) — —
Foreign currency exchange contracts — — 137 —
Total
$ (2,688) $ (34) $ 137 $ 1,014
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 673
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 9 3 $ — $ 9 3
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,873 — 1,873
Credit Default Swap Contracts Credit default swap contracts, at fair value 261 — 261
Total Financial and Derivative Assets
2,22 7 — 2,22 7
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,22 7 $ — $ 2,22 7
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 593 $ 22 $ — $ 571
Bank of New York
252 2 — 250
Brown Brothers Harriman
53 3 — 50
Citigroup
269 10 — 259
HSBC
285 3 — 282
JPMorgan Chase
3 3 — —
Morgan Stanley
94 25 69 —
Royal Bank of Canada
276 31 — 245
State Street
146 146 — —
Toronto Dominion Bank
253 — — 253
Westpac
3 3 — —
Total
$ 2,227 $ 248 $ 69 $ 1,910

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
674 Multi-Strategy Income Fund
Amounts in thousands
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 777 $ — $ 777
Options Written Contracts Options written, at fair value 25 — 25
Total Financial and Derivative Liabilities
802 — 802
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 802 $ — $ 802
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 22 $ 22 $ — $ —
Bank of New York 2 2 — —
Brown Brothers Harriman 3 3 — —
Citigroup 10 10 — —
HSBC 3 3 — —
JPMorgan Chase 29 3 — 26
Morgan Stanley 25 25 — —
Royal Bank of Canada 51 31 — 20
State Street 65 4 146 — 50 8
Westpac 3 3 — —
Total
$ 80 2 $ 248 $ — $ 55 4
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 675
xt
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 284,451
Investments, at fair value(>) ........................................................................................................................................................
305,798
Foreign currency holdings(^) ....................................................................................................................................................... 417
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,873
Receivables:
Dividends and interest ...................................................................................................................................................... 1,773
Dividends from affiliated funds ....................................................................................................................................... 54
Investments sold ............................................................................................................................................................... 613
Fund shares sold ............................................................................................................................................................... 122
From broker(a)(b) ............................................................................................................................................................ 19,00 3
Credit default swap contracts, at fair value(+) ............................................................................................................................. 261
Total assets ...............................................................................................................................................................
329,91 4
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 55
Due to broker (c) .............................................................................................................................................................. 5,42 4
Investments purchased ..................................................................................................................................................... 758
Fund shares redeemed ...................................................................................................................................................... 222
Accrued fees to affiliates .................................................................................................................................................. 154
Other accrued expenses .................................................................................................................................................... 152
Variation margin on futures contracts .............................................................................................................................. 4,242
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 777
Options written, at fair value(x) ................................................................................................................................................... 25
Total liabilities ...........................................................................................................................................................
11,80 9
Net Assets ...............................................................................................................................................................
$ 318,10 5

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
676 Multi-Strategy Income Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (2,92 7 )
Shares of beneficial interest .........................................................................................................................................................
324
Additional paid-in capital ............................................................................................................................................................
320,70 8
Net Assets ...............................................................................................................................................................
$ 318,105
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.77
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ..................................................... $ 10. 37
Class A — Net assets ........................................................................................................................................................... $ 3,032,265
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 310,421
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.63
Class C — Net assets ........................................................................................................................................................... $ 3,209,208
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 333,140
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.81
Class M — Net assets .......................................................................................................................................................... $ 31,152,328
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,175,465
Net asset value per share: Class S   (#) ........................................................................................................................................ $ 9.81
Class S   — Net assets .......................................................................................................................................................... $ 192,172,501
Class S   — Shares outstanding ($.01 par value) ................................................................................................................. 19,599,091
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.83
Class Y — Net assets ........................................................................................................................................................... $ 88,538,678
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,006,441
Amounts in thousands
(^)     Foreign currency holdings - cost $ 422
(x)     Premiums received on options written $ 70
(+)     Credit default swap contracts - premiums paid (received) $ 266
(>)     Investments in affiliates, U.S. Cash Management Fund $ 17,535
(a)   Receivable from Broker for Futures $ 18,99 3
(b)   Receivable from Broker for Swaps $ 10
(c)   Due to Broker for Options $ 5,42 4
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 677
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 5,025
Dividends from affiliated funds ....................................................................................................................................... 899
Interest .............................................................................................................................................................................. 9,415
Securities lending income (net) ....................................................................................................................................... 56
Total investment income ..............................................................................................................................................................
15,395
Expenses
Advisory fees ................................................................................................................................................................... 1,925
Administrative fees .......................................................................................................................................................... 154
Custodian fees .................................................................................................................................................................. 179
Distribution fees - Class A ............................................................................................................................................... 8
Distribution fees - Class C ............................................................................................................................................... 24
Transfer agent fees - Class A ........................................................................................................................................... 6
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 60
Transfer agent fees - Class S   .......................................................................................................................................... 383
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 107
Registration fees ............................................................................................................................................................... 80
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ..................................................................................................................................................................... 29
Miscellaneous .................................................................................................................................................................. 46
Expenses before reductions .............................................................................................................................................. 3,034
Expense reductions .......................................................................................................................................................... (770)
Net expenses ................................................................................................................................................................................
2,264
Net investment income (loss) .......................................................................................................................................................
13,131
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 12,05 0
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. (307)
Options written ................................................................................................................................................................. 505
Foreign currency exchange contracts ............................................................................................................................... (445)
Credit default swap contracts ........................................................................................................................................... (410)
Foreign currency-related transactions .............................................................................................................................. (2)
Net realized gain (loss) ................................................................................................................................................................
11,39 7
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 33,9 40
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (1,932)
Options written ................................................................................................................................................................. (311)
Foreign currency exchange contracts ............................................................................................................................... 137
Credit default swap contracts ........................................................................................................................................... (34)
Investment matured .......................................................................................................................................................... 235
Foreign currency-related transactions .............................................................................................................................. 11
Net change in unrealized appreciation (depreciation) ................................................................................................................. 32,04 5
Net realized and unrealized gain (loss) ........................................................................................................................................ 43,442
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 56,573

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
678 Multi-Strategy Income Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 13,131 $ 16,152
Net realized gain (loss) ....................................................................................................................... 11,39 7 (13,980)
Net change in unrealized appreciation (depreciation) ........................................................................ 32,04 5 21,783
Net increase (decrease) in net assets from operations .............................................................................. 56,573 23,955
Distributions
To shareholders
Class A .......................................................................................................................................... (110) (176)
Class C .......................................................................................................................................... (88) (151)
Class M ......................................................................................................................................... (1,124) (1,765)
Class S   ........................................................................................................................................ (7,033) (11,906)
Class Y .......................................................................................................................................... (3,568) (5,880)
Net decrease in net assets from distributions ............................................................................................ (11,923) (19,878)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (53,886) (75,432)
Total Net Increase (Decrease) in Net Assets ........................................................................
(9,236) (71,355)
Net Assets
Beginning of period .................................................................................................................................. 327,341 398,696
End of period .............................................................................................................................................
$ 318,105 $ 327,341

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 679
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 34 $ 317 35 $ 314
Proceeds from reinvestment of distributions 12 110 20 176
Payments for shares redeemed (95) (879) (155) (1,375)
Net increase (decrease)
(49) (452) (100) (885)
Class C
Proceeds from shares sold 49 457 33 290
Proceeds from reinvestment of distributions 10 88 17 151
Payments for shares redeemed (81) (755) (100) (879)
Net increase (decrease)
(22) (210) (50) (438)
Class M
Proceeds from shares sold 695 6,611 680 6,140
Proceeds from reinvestment of distributions 120 1,123 198 1,764
Payments for shares redeemed (972) (9,151) (1,919) (17,015)
Net increase (decrease)
(157) (1,417) (1,041) (9,111)
Class S
Proceeds from shares sold 2,344 22,143 2,821 25,382
Proceeds from reinvestment of distributions 753 7,027 1,339 11,893
Payments for shares redeemed (7,582) (69,199) (8,722) (77,672)
Net increase (decrease)
(4,485) (40,029) (4,562) (40,397)
Class Y
Proceeds from shares sold 81 747 66 600
Proceeds from reinvestment of distributions 381 3,568 660 5,880
Payments for shares redeemed (1,702) (16,093) (3,451) (31,081)
Net increase (decrease)
(1,240) (11,778) (2,725) (24,601)
Total increase (decrease)
(5,953) $ (53,886) (8,478) $ (75,432)

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
680 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 8.49 .36 1.24 1.60 (.32) —
October 31, 2023 8.47 .36 .11 .47 (.45) —
October 31, 2022 11.11 .05 (2.03) (1.98) (.30) (.36)
October 31, 2021 9.39 .03 1.79 1.82 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
Class C
October 31, 2024 8.38 .28 1.22 1.50 (.25) —
October 31, 2023 8.37 .29 .11 .40 (.39) —
October 31, 2022 10.99 (.02) (2.00) (2.02) (.24) (.36)
October 31, 2021 9.33 (.05) 1.77 1.72 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
Class M
October 31, 2024 8.53 .39 1.25 1.64 (.36) —
October 31, 2023 8.51 .39 .11 .50 (.48) —
October 31, 2022 11.15 .08 (2.02) (1.94) (.34) (.36)
October 31, 2021 9.40 .08 1.79 1.87 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
Class S
October 31, 2024 8.53 .38 1.25 1.63 (.35) —
October 31, 2023 8.50 .38 .12 .50 (.47) —
October 31, 2022 11.15 .07 (2.03) (1.96) (.33) (.36)
October 31, 2021 9.41 .06 1.79 1.85 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
Class Y
October 31, 2024 8.55 .40 1.25 1.65 (.37) —
October 31, 2023 8.52 .40 .12 .52 (.49) —
October 31, 2022 11.17 .09 (2.03) (1.94) (.35) (.36)
October 31, 2021 9.43 .09 1.77 1.86 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 681
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.32) 9.77 19.12 3,032 1.24 1.01 3.81 88
(.45) 8. 49 5. 44 3,050 1.4 2 1.02 4.01 79
(.66) 8.47 (18.7 0) 3,893 1.40 1.02 .54 189
(.10) 11.11 19.41 5,074 1.35 1.02 .29 191
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.25) 9.63 18.15 3,209 1.99 1.76 3.06 88
(.39) 8.38 4.61 2,980 2.16 1.77 3.26 79
(.60) 8.37 (19.28) 3,397 2.15 1.77 (.25 ) 189
(.06) 10.99 18.45 5,081 2.10 1.77 (.46) 191
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.36) 9.81 19.44 31,152 .99 .66 4.15 88
(.48) 8.53 5.79 28,422 1.16 .67 4.3 2 79
(.70) 8.51 (18.34) 37,206 1.15 .67 .84 189
(.12) 11.15 19.93 54,260 1.10 .67 .79 191
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.35) 9.81 19. 32 192,17 3 .99 .76 4.05 88
(.47) 8.53 5. 81 205,321 1.16 .77 4.24 79
(.69) 8.50 (18.52) 243,6 25 1.15 .77 .74 189
(.11) 11.15 19.74 390,872 1.10 .77 .59 191
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.37) 9.83 19. 51 88,539 .80 .56 4.26 88
(.49) 8.55 6 . 01 87,568 .97 .57 4.4 6 79
(.71) 8.52 (18.3 2) 110,575 . 96 .57 .93 189
(.12) 11.17 19.82 159,725 .90 .57 .81 191
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
682 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 98,928
Administrative fees 13,134
Distribution fees 2,714
Shareholder servicing fees 686
Transfer agent fees 37,295
Trustee fees 850
$ 153,607
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 22,948 $ 258,305 $ 263,723 $ 6 $ (1) $ 17,535 $ 899 $ —
U.S. Cash Collateral Fund 2,734 24,229 26,963 — — — 176 —
$ 25,682 $ 282,534 $ 290,686 $ 6 $ (1) $ 17,535 $ 1,075 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 292,658,270 $ 21,915,149 $ (8,918,869) $ 12,996,280 $ 8,704,655 $ (24,459,227)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 11,922 ,950 $ — $ — $ 19,877,650 $ — $ —
Total distributable earnings (losses)
$ (4)
Additional paid-in capital
4

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 15.7%
Corporate Bonds and Notes - 9.7%
8x8, Inc.
4.000% due 01/02/28 686 533
Affirm Holdings, Inc.
6.125% due 11/15/26 (ž) 1,523 1,349
Air Transport Services Group, Inc.
3.875% due 08/15/29 1,225 1,169
Airbnb, Inc.
5.327% due 03/15/26 (ž) 441 411
Alarm.com, Inc.
5.753% due 01/15/26 (ž) 784 733
Array Technologies, Inc.
1.000% due 12/01/28 1,006 747
Bandwidth, Inc.
0.500% due 01/04/28 1,880 1,476
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,812 1,742
Bridgebio Pharma, Inc.
2.250% due 01/02/29 1,079 890
Cable One, Inc.
6.958% due 03/15/26 (ž) 2,162 1,972
CONMED Corp.
2.250% due 06/15/27 1,373 1,263
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 709 654
DigitalOcean Holdings, Inc.
5.912% due 12/01/26 (ž) 2,225 1,975
Etsy, Inc.
0.250% due 06/15/28 1,569 1,282
Eventbrite, Inc.
0.750% due 09/15/26 883 776
Fiverr International, Ltd.
5.972% due 11/01/25 (ž) 1,335 1,260
Groupon, Inc.
1.125% due 03/15/26 598 541
Guardant Health, Inc.
7.340% due 11/15/27 (ž) 2,353 1,898
Haemonetics Corp.
5.794% due 03/01/26 (ž) 1,470 1,364
Innoviva, Inc.
2.125% due 03/15/28 294 287
JetBlue Airways Corp.
0.500% due 04/01/26 420 388
Lumentum Holdings, Inc.
0.500% due 06/15/28 392 342
Magnite, Inc.
0.250% due 03/15/26 980 902
Marathon Digital Holdings, Inc.
1.000% due 01/12/26 2,255 2,013
Marriott Vacations Worldwide Corp.
6.037% due 01/15/26 (ž) 639 595
3.250% due 12/15/27 786 725
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 557 520
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MP Materials Corp.
0.250% due 04/01/26 (Þ) 2,074 1,918
NeoGenomics, Inc.
0.250% due 01/15/28 1,040 856
NextEra Energy Partners, LP
6.634% due 11/15/25 (Þ)(ž) 1,978 1,850
NIO, Inc.
3.875% due 10/15/29 486 395
Pebblebrook Hotel Trust
1.750% due 12/15/26 2,198 2,007
PennyMac Corp.
5.500% due 03/15/26 1,961 1,921
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 875 755
Redfin Corp.
0.500% due 01/04/27 882 636
Redwood Trust, Inc.
7.750% due 06/15/27 2,007 1,978
Repay Holdings Corp.
6.248% due 02/01/26 (Þ)(ž) 1,608 1,491
Rivian Auto, Inc.
4.625% due 03/15/29 392 341
Snap, Inc.
0.125% due 03/01/28 2,403 1,945
SoFi Technologies, Inc.
2.856% due 10/15/26 (Þ)(ž) 294 278
Square, Inc.
5.738% due 05/01/26 (ž) 483 444
Summit Hotel Properties, Inc.
1.500% due 02/15/26 1,465 1,378
Sunnova Energy International, Inc.
0.250% due 01/12/26 980 646
TechTarget, Inc.
0.959% due 12/15/26 (ž) 589 577
Teladoc Health, Inc.
1.250% due 06/01/27 1,994 1,716
The RealReal, Inc.
1.000% due 01/03/28 294 148
Two Harbors Investment Corp.
6.250% due 01/15/26 1,812 1,781
Unity Software, Inc.
5.799% due 11/15/26 (ž) 587 523
Upstart Holdings, Inc.
0.250% due 08/15/26 1,933 1,741
Upwork, Inc.
0.250% due 08/15/26 972 890
Vail Resorts, Inc.
5.986% due 01/01/26 (ž) 350 327
Wolfspeed, Inc.
1.750% due 05/01/26 785 693
Xometry, Inc.
1.000% due 01/02/27 597 527
Ziff Davis, Inc.
1.750% due 11/01/26 2,059 1,914

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
684 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
57,483
International Debt - 6.0%
Abu Dhabi Government International
Bond
5.500% due 04/30/54 (Þ) 200 203
Series REGS
3.125% due 09/30/49 (Þ) 444 309
Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/37 (Þ) 331 319
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 518 494
Argentine Republic Government
International Bond
1.000% due 07/09/29 65 47
0.750% due 07/09/30 (~)(Ê) 285 192
4.125% due 07/09/35 (~)(Ê) 151 83
3.500% due 07/09/41 (~)(Ê) 764 392
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 197 171
Bahrain Government International
Bond
Series REGS
6.750% due 09/20/29 (Þ) 688 707
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 119 75
Brazil Government International Bond
6.125% due 01/22/32 384 387
7.125% due 05/13/54 400 400
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 213 204
Chile Government International Bond
4.850% due 01/22/29 218 219
4.950% due 01/05/36 400 391
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 272 275
Colombia Government International
Bond
8.000% due 11/14/35 433 439
7.750% due 11/07/36 200 197
8.375% due 11/07/54 433 423
Comision Federal de Electricidad
6.450% due 01/24/35 (Þ) 400 386
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 498 517
Development Bank of Kazakhstan JSC
5.500% due 04/15/27 (Þ) 329 332
Dominican Republic Government
International Bond
Series REGS
5.500% due 02/22/29 (Þ) 150 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.050% due 02/03/31 (Þ) 687 717
Ecopetrol SA
7.750% due 02/01/32 249 243
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 183 126
11.145% due 07/31/30 (Þ)(ž) 247 135
5.493% due 07/31/35 (~)(Ê)(Þ) 235 131
Egypt Government International Bond
Series REGS
7.300% due 09/30/33 (Þ) 578 487
8.500% due 01/31/47 (Þ) 416 330
El Salvador Government International
Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 140
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 116 99
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 (Þ) 200 200
First Majestic Silver Corp.
0.375% due 01/15/27 1,680 1,553
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 159
Ghana Government International Bond
4.678% due 07/03/26 (Þ)(ž) 16 15
5.000% due 07/03/29 (~) (Æ)(Ê)
(Ø)(Þ) 122 105
5.539% due 01/03/30 (Þ)(ž) 32 24
5.000% due 07/03/35 (~) (Æ)(Ê)
(Ø)(Þ) 175 122
Grupo Aeromexico SAB de CV
8.625% due 11/15/31 (Þ) 200 199
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 406
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 770 832
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 321 309
Series REGS
6.125% due 05/22/28 (Þ) 604 622
Indonesia Government International
Bond
4.550% due 01/11/28 210 209
3.550% due 03/31/32 809 740
5.650% due 01/11/53 400 414
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 299 298
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 47

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 685
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.500% due 01/13/29 (Þ) 326 332
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 202 203
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 200 204
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 657 55
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 200 193
7.375% due 09/28/33 (Þ) 521 440
NIO, Inc.
0.500% due 02/01/27 564 550
OCP SA
7.500% due 05/02/54 (Þ) 355 367
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 876 910
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 212 192
Panama Government International
Bond
2.252% due 09/29/32 408 299
4.500% due 04/16/50 767 511
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 202
Peruvian Government International
Bond
2.783% due 01/23/31 240 208
5.375% due 02/08/35 133 131
5.875% due 08/08/54 203 201
Petrobras Global Finance BV
6.000% due 01/13/35 183 178
Petroleos de Venezuela SA
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 415 40
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 271
Petroleos Mexicanos
6.375% due 01/23/45 175 123
Series WI
5.950% due 01/28/31 282 242
6.750% due 09/21/47 924 661
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 422 358
3.404% due 04/28/61 (Þ) 400 278
Philippine Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.170% due 10/13/27 646 657
1.950% due 01/06/32 500 412
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 200 202
Series REGS
4.500% due 04/23/28 (Þ) 784 788
Republic of Angola Government
International Bond
Series REGS
8.000% due 11/26/29 (Þ) 420 384
Republic of Poland Government
International Bond
4.625% due 03/18/29 89 89
5.125% due 09/18/34 221 218
5.500% due 03/18/54 627 604
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 232 233
Republic of South Africa Government
International Bond
4.300% due 10/12/28 508 480
5.750% due 09/30/49 441 344
Republic of Uzbekistan Government
International Bond
6.900% due 02/28/32 (Þ) 200 197
Republic of Zambia Government
International Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 66 58
0.500% due 12/31/53 (Þ) 62 34
Romania Government International
Bond
5.750% due 03/24/35 (Þ) 490 462
Series REGS
4.000% due 02/14/51 (Þ) 562 378
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 370 355
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 907 902
Series REGS
5.750% due 01/16/54 (Þ) 400 387
Sea, Ltd.
0.250% due 09/15/26 1,894 1,706
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 200 141
SSR Mining Inc
2.500% due 04/01/39 1,141 1,089
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 199
Turkiye Government International
Bond
6.500% due 01/03/35 648 615
Ukraine Government International
Bond
7.2890% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ)(ž) 84 41

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
686 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 02/01/29 (~)(Æ)(Ê)
(Ø)(Þ) 61 37
1.750% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 520 240
Series REGS
7.2890% due 02/01/35 (~)(Æ) (Ê)
(Ø)(Þ)(ž) 44 21
1.750% due 02/01/29 (~)(Æ)(Ê)
(Ø)(Þ) 63 38
Uruguay Government International
Bond
4.375% due 01/23/31 107 105
5.750% due 10/28/34 377 397
5.250% due 09/10/60 187 177
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 332 48
11.950% due 08/05/31 (Æ)(Ø)(Þ) 195 30
35,188
Total Long-Term Investments
(cost $90,703) 92,671
Common Stocks - 64.7%
Consumer Discretionary - 8.4%
Alibaba Group Holding, Ltd. 224,308 2,746
Alibaba Group Holding, Ltd. - ADR 5,567 545
Amazon.com, Inc.(Æ) 17,989 3,353
Autoliv, Inc. 9,205 855
AutoZone, Inc.(Æ) 267 803
Axon Enterprise, Inc.(Æ) 846 358
Bandai Namco Holdings, Inc. 7,800 163
Beacon Roofing Supply, Inc.(Æ) 2,940 271
Best Buy Co., Inc. 1,796 162
Boot Barn Holdings, Inc.(Æ) 462 58
Bridgestone Corp. 5,600 198
Caesars Entertainment, Inc.(Æ) 13,642 546
Cava Group, Inc.(Æ) 351 47
Celestica, Inc.(Æ) 646 44
Chipotle Mexican Grill, Inc. Class
A(Æ)
1,521 85
Cie Financiere Richemont SA Class A 7,281 1,062
Cie Generale des Etablissements
Michelin SCA
24,723 833
Comcast Corp. Class A 21,779 951
Costco Wholesale Corp. 593 518
CTS Eventim AG & Co. KGaA 2,281 239
Daiwa House Industry Co., Ltd. 4,800 143
Dassault Aviation SA 256 52
Dave & Buster's Entertainment, Inc.
(Æ)
13,023 481
Davide Campari-Milano NV 117,257 791
Deckers Outdoor Corp.(Æ) 849 137
Denny's Corp.(Æ) 5,231 34
Diageo PLC 10,895 340
DiDi Global, Inc. - ADR(Æ) 15,542 77
DR Horton, Inc. 3,159 534
eBay, Inc. 3,260 187
Ferguson Enterprises, Inc. 468 92
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ferrari NV 950 454
FirstCash Holdings, Inc. 5,862 607
Foschini Group, Ltd. (The) 15,549 135
Fox Corp. Class B 4,819 188
Foxconn Industrial Internet Co., Ltd.
Class A
30,600 104
Freshpet, Inc.(Æ) 1,476 196
Galaxy Entertainment Group, Ltd. 90,000 396
Games Workshop Group PLC 1,054 164
General Motors Co. 10,418 529
Genuine Parts Co. 764 88
Gildan Activewear, Inc. Class A 17,187 840
H World Group, Ltd. - ADR 5,059 186
Hermes International 149 338
Home Depot, Inc. (The) 1,370 539
Howden Joinery Group PLC 29,339 321
Hyundai Department Store Co., Ltd. 11,246 383
Hyundai Motor Co. 1,101 168
Industria de Diseno Textil SA 19,107 1,089
InterContinental Hotels Group PLC 5,513 607
ITOCHU Corp. 7,000 345
JD.com, Inc. - ADR 8,263 336
JD.com, Inc. Class A 50,050 1,017
Kia Corp. 2,875 190
Kuaishou Technology(Æ)(Þ) 79,500 469
Kyocera Corp. 29,400 299
Lennar Corp. Class A 1,299 221
Li Auto, Inc. - ADR(Æ) 10,895 272
Li Auto, Inc. Class A(Æ) 18,600 242
Lincoln Educational Services Corp.(Æ) 5,529 73
Lojas Renner SA 98,532 317
LVMH Moet Hennessy Louis Vuitton
SE
1,757 1,166
Magnite, Inc.(Æ) 7,554 94
Mahindra & Mahindra, Ltd. 26,360 849
Mazda Motor Corp. 5,100 36
McDonald's Corp. 2,499 730
Meituan Class B(Æ)(Þ) 22,000 520
MercadoLibre, Inc.(Æ) 270 550
Moncler SpA 7,312 407
Mr Price Group, Ltd. 13,060 190
Netflix, Inc. Class B(Æ) 1,412 1,068
Next PLC 4,903 622
Nidec Corp. 21,600 429
Nike, Inc. Class B 5,848 451
Nintendo Co., Ltd. 4,400 233
NIO, Inc. - ADR(Æ) 85,961 438
Omnicom Group, Inc. 1,814 183
O'Reilly Automotive, Inc.(Æ) 134 155
Oriental Holdings BHD 84,567 142
Pandora A/S 711 108
PDD Holdings, Inc. - ADR(Æ) 1,455 175
PulteGroup, Inc. 1,764 229
Rational AG 44 43
Rolls-Royce Holdings PLC(Æ) 47,612 330
Ross Stores, Inc. 2,252 315

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 687
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rush Street Interactive, Inc.(Æ) 20,230 219
Scout24 SE(Þ) 2,672 230
Secom Co., Ltd. 5,000 178
Sekisui Chemical Co., Ltd. 6,700 94
SJM Holdings, Ltd.(Æ) 380,000 130
Spectris PLC 35,062 1,147
Stride, Inc.(Æ) 3,756 350
Sweetgreen Inc. Class A(Æ) 3,583 129
Target Corp. 1,000 150
Taylor Wimpey PLC 34,713 66
Tencent Holdings, Ltd. 68,366 3,557
Tencent Holdings, Ltd. - ADR 5,858 306
Tesla, Inc.(Æ) 922 230
TJX Cos., Inc. (The) 9,898 1,119
Toyota Industries Corp. 5,700 395
Universal Music Group NV 24,691 621
Volkswagen AG 750 75
Walmart, Inc. 7,808 640
Wayfair, Inc. Class A(Æ) 2,666 114
Whirlpool Corp. 3,427 355
Wingstop, Inc. 284 82
Wolters Kluwer NV 1,262 213
Wuliangye Yibin Co., Ltd. Class A 9,350 193
Yamaha Corp. 98,400 794
Yum China Holdings, Inc. 5,224 230
Zalando SE(Æ)(Þ) 17,744 533
49,431
Consumer Staples - 2.8%
Ajinomoto Co., Inc. 5,000 193
Albertsons Cos., Inc. Class A 6,865 124
Alimentation Couche-Tard, Inc. 2,724 142
Altria Group, Inc. 2,753 150
Amorepacific Corp. 2,684 225
Anheuser-Busch InBev SA 4,679 279
Archer-Daniels-Midland Co. 3,142 173
Asahi Group Holdings, Ltd. 12,000 144
Astarta Holding PLC 17,362 131
Barry Callebaut AG 62 108
Beiersdorf AG 1,101 149
BIM Birlesik Magazalar AS 20,055 273
British American Tobacco PLC 4,731 165
Campbell Soup Co. 3,019 141
Carrefour SA 21,829 346
China Resources Beverage Holdings
Co, Ltd.(Æ)
89,400 175
Chocoladefabriken Lindt & Spruengli
AG
1 116
Church & Dwight Co., Inc. 1,714 171
CK Hutchison Holdings, Ltd. Class B 166,000 870
Clorox Co. (The) 928 147
Coca-Cola Co. (The) 4,117 269
Colgate-Palmolive Co. 5,195 487
Conagra Brands, Inc. 4,314 125
CVS Health Corp. 3,880 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Essity Aktiebolag Class B 4,911 139
First Pacific Co., Ltd. 290,000 163
First Resources, Ltd. 297,997 327
General Mills, Inc. 2,005 136
Genting Plantations Bhd 48,600 59
George Weston, Ltd. 924 147
Golden Agri-Resources, Ltd. 3,677,100 806
Grocery Outlet Holding Corp.(Æ) 47,889 685
GS Holdings Corp. 6,234 185
Haleon PLC 160,688 769
Henkel AG & Co. KGaA 376 29
Hershey Co. (The) 760 135
Imperial Tobacco Group PLC 5,617 169
Japan Tobacco, Inc. 5,200 144
JM Smucker Co. (The) 1,080 123
Kao Corp. 7,500 332
Kato Sangyo Co., Ltd. 2,400 65
Kellanova 1,879 151
Kimberly-Clark Corp. 1,603 215
Kirin Holdings Co., Ltd. 22,100 325
Koninklijke Ahold Delhaize NV 4,689 155
Kraft Heinz Co. (The) 3,366 113
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
LG Household & Health Care, Ltd. 413 99
Loblaw Cos., Ltd. 1,167 148
L'Oreal SA 858 323
Lotus Bakeries NV 4 52
Marks & Spencer Group PLC 25,821 125
Metro, Inc. Class A 2,416 143
Mondelez International, Inc. Class A 2,470 169
Monster Beverage Corp.(Æ) 8,336 439
Nomad Foods, Ltd. 57,252 1,005
PepsiCo, Inc. 3,954 657
Philip Morris International, Inc. 5,454 724
Procter & Gamble Co. (The) 3,737 617
Raia Drogasil SA 32,442 137
Tyson Foods, Inc. Class A 1,788 105
Unicharm Corp. 5,000 160
Unilever PLC 2,317 142
Uni-President Enterprises Corp. 58,000 162
US Foods Holding Corp.(Æ) 564 35
Vital Farms, Inc.(Æ) 3,618 125
WH Group, Ltd.(Þ) 138,169 107
Zabka Group SA(Æ) 32,550 174
16,342
Energy - 2.1%
ABB, Ltd. 5,874 516
AltaGas, Ltd. 5,744 137
ARC Resources, Ltd. 9,490 157
Baker Hughes Co. 15,979 608
Bharat Petroleum Corp., Ltd. 38,975 144
Cenovus Energy, Inc. 46,489 748
Chevron Corp. 2,019 300

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
688 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coterra Energy, Inc. 6,468 155
Eaton Corp. PLC 787 261
EOG Resources, Inc. 2,125 259
Equinor ASA Class N 5,946 143
Exxon Mobil Corp. 6,906 806
Fission Uranium Corp.(Æ) 255,934 175
Fugro NV 4,649 107
Gazprom PJSC(Æ)(Š) 332,583 —
Hess Corp. 1,648 222
Imperial Oil, Ltd. 2,496 186
Japan Petroleum Exploration Co., Ltd. 19,000 143
Kinder Morgan, Inc. 18,100 444
Lukoil PJSC(Æ)(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 19,600 766
Newpark Resources, Inc.(Æ) 10,769 72
ONEOK, Inc. 2,255 218
Petroleo Brasileiro SA - ADR 47,934 645
Phillips 66 3,072 374
Range Resources Corp. 17,860 536
Reliance Industries, Ltd.(Æ) 23,784 376
Schneider Electric SE 3,717 962
Shell PLC 11,150 371
Suncor Energy, Inc. 6,865 259
Targa Resources Corp. 2,482 414
TechnipFMC PLC 7,962 213
Teck Resources, Ltd. Class B 11,864 552
Tongwei Co., Ltd. Class A 81,100 351
TotalEnergies SE 3,977 249
Tourmaline Oil Corp. 3,728 172
Tullow Oil PLC(Æ) 213,313 65
YPF SA - ADR(Æ) 6,694 164
12,270
Financial Services - 16.3%
ABN AMRO Bank NV(Þ) 19,429 322
Absa Group, Ltd. 35,702 341
Advance Residence Investment Corp.
(ö)
38 76
Aedifica SA(ö) 3,693 237
Aflac, Inc. 2,921 306
AIA Group, Ltd. 229,200 1,824
Air Lease Corp. Class A 20,642 915
Akbank TAS 117,665 174
Allianz SE 1,246 392
Allstate Corp. (The) 818 153
Alpha FX Group PLC(Þ) 7,181 197
Alpha Services and Holdings SA 140,457 211
Amadeus IT Group SA Class A 3,505 254
American Express Co. 884 239
American Tower Corp.(ö) 950 203
Americold Realty Trust, Inc.(ö) 17,077 439
Arch Capital Group, Ltd.(Æ) 2,551 251
ARGAN SA(ö) 1,319 98
Assurant, Inc. 655 126
AvalonBay Communities, Inc.(ö) 1,399 310
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AXA Equitable Holdings 451 20
Axis Bank, Ltd. 24,002 329
Axis Capital Holdings, Ltd. 382 30
Baloise Holding AG 879 169
Banca Mediolanum SpA 4,850 60
Banco Bradesco SA - ADR 65,947 163
Banco BTG Pactual SA(Æ) 22,910 129
Bank Central Asia Tbk PT 1,298,422 847
Bank Hapoalim BM 16,784 175
Bank Leumi Le-Israel BM 16,595 169
Bank Mandiri Persero Tbk PT 2,429,692 1,036
Bank of America Corp. 14,333 599
Bank of Ireland Group PLC 49,394 452
Bank of Montreal 1,235 113
Bank of New York Mellon Corp. (The) 3,102 234
Bank Rakyat Indonesia Persero Tbk PT 1,209,564 370
BDO Unibank, Inc. 274,912 719
Berkshire Hathaway, Inc. Class B(Æ) 2,091 943
BGC Group, Inc. Class A 125,121 1,172
Big Yellow Group PLC(ö) 10,673 166
Blackrock, Inc. 207 203
BNP Paribas SA 6,005 410
Boardwalk Real Estate Investment
Trust(ö)
17,282 897
BOC Hong Kong Holdings, Ltd. 50,000 163
Brixmor Property Group, Inc.(ö) 30,783 830
Brookfield Asset Management, Inc. 2,214 117
Brown & Brown, Inc. 1,996 209
Camden Property Trust(ö) 2,067 239
Canadian Imperial Bank of Commerce 4,208 263
CapitaLand Integrated Commercial
Trust Class A(ö)
252,400 384
Capitec Bank Holdings, Ltd. 969 174
Catena AB 4,211 193
CBRE Group, Inc. Class A(Æ) 957 125
Chailease Holding Co., Ltd. 58,000 272
Charter Hall Group(ö) 26,764 264
China Construction Bank Corp. Class
H
471,694 366
China International Capital Corp., Ltd.
Class H(Þ)
105,200 191
China Merchants Bank Co., Ltd. Class
H
45,000 219
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A
73,300 116
China Resources Land, Ltd. 134,000 445
Chubb, Ltd. 1,104 312
Cincinnati Financial Corp. 1,114 157
CITIC Securities Co., Ltd. Class H 57,500 159
Citigroup, Inc. 11,213 720
Clarivate PLC(Æ) 180,146 1,189
CME Group, Inc. Class A 5,828 1,313
Country Garden Services Holdings
Co., Ltd.
301,000 227
Cresud SACIF y A - ADR 5,544 53
Crown Castle, Inc.(ö) 10,036 1,079
Cushman & Wakefield PLC(Æ) 13,107 178

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 689
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
17,814 67
DBS Group Holdings, Ltd. 5,400 155
Derwent London PLC(ö) 2,444 69
Digital Core REIT Management Pte,
Ltd.(ö)
201,600 126
Digital Realty Trust, Inc.(ö) 13,738 2,449
Dime Community Bancshares, Inc. 26,669 802
DNB Bank ASA 7,554 156
Equinix, Inc.(ö) 1,371 1,245
Equities AB 10,201 296
Equity LifeStyle Properties, Inc. Class
A(ö)
4,433 311
Essex Property Trust, Inc.(ö) 1,510 429
EXOR NV 673 71
Extra Space Storage, Inc.(ö) 4,730 772
Fairfax Financial Holdings, Ltd. 70 87
Fastighets AB Balder Class B(Æ) 41,661 323
Fidelis Insurance Holdings, Ltd. 38,201 659
Fidelity National Financial, Inc. 3,312 199
FinecoBank Banca Fineco SpA 31,976 513
FirstRand, Ltd. 120,109 524
Franklin Resources, Inc. 8,531 177
Frasers Centrepoint Trust(ö) 161,000 271
FTAI Aviation, Ltd. 3,024 407
Gecina SA(ö) 1,826 195
Generali 6,918 192
GLP J-REIT(ö) 325 286
Goodman Group(ö) 50,580 1,205
Grainger PLC 63,116 185
Great-West Lifeco, Inc. 4,615 155
Grupo Financiero Banorte SAB de CV
Class O
16,756 117
Grupo Financiero Galicia SA - ADR 2,525 133
Haci Omer Sabanci Holding AS 42,992 105
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
14,523 269
Hana Financial Group, Inc. 16,154 697
Hang Seng Bank, Ltd. 12,700 155
Hankook Technology Group Co., Ltd. 18,367 223
Hannover Rueck SE 709 186
Hartford Financial Services Group, Inc. 2,282 252
HDFC Bank, Ltd. 50,037 1,028
HDFC Bank, Ltd. - ADR 5,012 316
Healthcare Realty Trust, Inc.(ö) 33,737 580
Highwoods Properties, Inc.(ö) 6,970 234
Hong Kong Exchanges & Clearing,
Ltd.
17,200 687
Host Hotels & Resorts, Inc.(ö) 27,967 482
HSBC Holdings PLC 31,226 285
iA Financial Corp., Inc. 222 18
ICICI Bank, Ltd. 112,649 1,722
Independent Bank Corp. 12,520 410
Industrivarden AB Class A 495 17
Ingenia Communities Group(ö) 84,515 265
Intact Financial Corp. 820 157
Investor AB Class B 7,367 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Invincible Investment Corp.(ö) 373 152
Invitation Homes, Inc.(ö) 39,447 1,239
Iron Mountain, Inc.(ö) 8,526 1,055
Itau Unibanco Holding SA - ADR 43,202 261
Japan Hotel REIT Investment Corp.(ö) 309 143
Japan Metropolitan Fund Investment
Corp.(ö)
240 147
Japan Post Holdings Co., Ltd. 15,400 142
JPMorgan Chase & Co. 4,830 1,072
Kasikornbank PCL 30,300 131
KB Financial Group, Inc. 8,085 524
KE Holdings, Inc. - ADR 38,874 853
Kemper Corp. 22,573 1,406
Kenedix Office Investment Corp. Class
A(ö)
314 298
Kimco Realty Corp.(ö) 25,052 594
Klepierre SA(ö) 14,610 467
Korean Reinsurance Co. 27,961 191
Land Securities Group PLC(ö) 28,769 224
LEG Immobilien SE 3,113 295
Link REIT(ö) 64,000 298
London Stock Exchange Group PLC 9,043 1,229
LondonMetric Property PLC(ö) 57,108 143
Longfor Group Holdings, Ltd.(Þ) 455,000 744
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 5
M&T Bank Corp. 887 173
Macrotech Developers, Ltd.(Þ) 7,903 113
Manulife Financial Corp. 8,428 246
Markel Group, Inc.(Æ) 98 151
Marsh & McLennan Cos., Inc. 1,807 394
MasterCard, Inc. Class A 4,605 2,301
MetLife, Inc. 2,644 207
Mitsubishi Estate Co., Ltd. 40,199 594
Mitsubishi UFJ Financial Group, Inc. 6,400 67
Mitsui Fudosan Co., Ltd. 84,600 720
Mitsui Fudosan Logistics Park, Inc.(ö) 328 218
Mizuho Financial Group, Inc. 14,000 292
Morgan Stanley 1,729 201
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
Muenchener Rueckversicherungs-
Gesellschaft AG
538 276
National Bank Holdings Corp. Class A 9,025 406
National Bank of Greece SA 15,323 119
National Storage REIT(ö) 132,414 218
NatWest Group PLC 116,227 550
Nippon Accommodations Fund, Inc.(ö) 31 124
Nomura Holdings, Inc. 20,800 107
Nomura Real Estate Master Fund, Inc.
(ö)
227 214
Nordea Bank Abp 14,819 174
Northern Trust Corp. 1,397 140
Omega Healthcare Investors, Inc.(ö) 8,804 374
Oversea-Chinese Banking Corp., Ltd. 13,500 154
Palomar Holdings, Inc.(Æ) 826 74

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
690 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parkway Life Real Estate Investment
Trust(ö)
84,700 241
Perella Weinberg Partners 20,834 421
Ping An Insurance Group Co. of China,
Ltd. Class H
163,267 1,014
Piper Sandler Cos. 1,004 285
Piraeus Financial Holdings SA 39,509 148
PNC Financial Services Group, Inc.
(The)
841 158
Popular, Inc. 4,690 419
Progressive Corp. (The) 1,827 444
Prologis, Inc.(ö) 18,019 2,035
Prosperity Bancshares, Inc. 8,103 593
Prosus NV 14,411 607
Public Storage(ö) 3,904 1,285
Qifu Technology, Inc. - ADR 28,484 935
Raiffeisen Bank International AG 1,540 28
Raymond James Financial, Inc. 1,214 180
Real Brokerage Inc. (The)(Æ) 8,534 47
Realty Income Corp.(ö) 17,734 1,053
Regions Financial Corp. 6,720 160
RELX PLC 4,688 215
Resona Holdings, Inc. 80,400 535
Ringkjoebing Landbobank A/S 1,318 217
Royal Bank of Canada 2,182 264
Safestore Holdings PLC(ö) 29,966 312
Sampo OYJ Class A 3,103 138
Samsung Fire & Marine Insurance Co.,
Ltd.
963 233
SBA Communications Corp.(ö) 349 80
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
Schroders PLC 18,678 83
Segro PLC(ö) 54,637 556
SEI Investments Co. 197 15
SGS SA 1,745 185
Shinhan Financial Group Co., Ltd. 2,989 110
Shriram Transport Finance Co., Ltd. 5,929 220
Simon Property Group, Inc.(ö) 11,632 1,967
Skyward Specialty Insurance Group,
Inc.(Æ)
4,207 186
Sprott, Inc. 2,273 101
Stockland(ö) 129,614 438
Sumitomo Mitsui Financial Group, Inc. 14,400 304
Sumitomo Realty & Development Co.,
Ltd.
4,700 139
Sun Communities, Inc.(ö) 7,039 934
Sun Hung Kai Properties, Ltd. 25,000 271
Sun Life Financial, Inc. 3,358 186
Swiss Re AG 5,677 728
Swissquote Group Holding SA 1,150 393
T Rowe Price Group, Inc. 1,150 126
TAG Immobilien AG 5,384 89
Talanx AG 669 52
Tokio Marine Holdings, Inc. 3,200 114
Toronto-Dominion Bank (The) 2,833 157
Travelers Cos., Inc. (The) 955 235
UDR, Inc.(ö) 16,658 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unibail-Rodamco-Westfield(ö) 1,852 151
UNITE Group PLC (The)(ö) 7,835 89
United Overseas Bank, Ltd. 12,200 294
Unum Group 3,220 207
VGP NV 963 81
VICI Properties, Inc.(ö) 28,874 917
Visa, Inc. Class A 1,863 540
Vonovia SE 15,563 512
VTB Bank PJSC(Æ)(Š) 58,930 —
Warehouses De Pauw CVA(ö) 5,305 126
Webster Financial Corp. 6,369 330
Wells Fargo & Co. 5,287 343
Welltower, Inc.(ö) 22,532 3,039
Western Alliance Bancorp 1,228 102
Weyerhaeuser Co.(ö) 8,705 271
Wharf Real Estate Investment Co., Ltd. 96,000 288
Willis Towers Watson PLC 570 172
WR Berkley Corp. 3,174 181
XP, Inc. Class A 6,166 108
Yellow Cake PLC(Æ)(Þ) 45,714 322
Yoma Strategic Holdings, Ltd.(Æ) 978,808 59
Zurich Insurance Group AG 611 362
96,356
Health Care - 5.8%
Abbott Laboratories 2,085 236
AbbVie, Inc. 2,297 468
ADMA Biologics, Inc.(Æ) 28,619 467
Alcon, Inc. 7,600 697
Alnylam Pharmaceuticals, Inc.(Æ) 600 160
Amgen, Inc. 62 20
Apollo Hospitals Enterprise, Ltd. 911 76
Applied Therapeutics, Inc.(Æ) 10,588 94
Artivion, Inc.(Æ) 2,326 61
Aspen Pharmacare Holdings, Ltd. 8,579 87
AstraZeneca PLC 10,054 1,429
AtriCure, Inc.(Æ) 4,876 162
Aurobindo Pharma, Ltd. 46,178 764
Avid Bioservices, Inc.(Æ) 8,457 84
Becton Dickinson & Co. 1,277 298
BioLife Solutions, Inc.(Æ) 6,434 151
Boston Scientific Corp.(Æ) 2,952 248
Bristol-Myers Squibb Co. 6,644 371
Cardinal Health, Inc. 541 59
CareDx, Inc.(Æ) 23,715 525
Cencora, Inc. Class A 832 190
Centene Corp.(Æ) 2,655 165
Chemed Corp. 32 17
ChemoMetec A/S 7,252 423
Chong Kun Dang Pharmaceutical Corp. 714 53
Cigna Group (The) 1,154 363
Cochlear, Ltd. 1,129 209
Cooper Cos, Inc. (The)(Æ) 4,325 453
Corcept Therapeutics, Inc.(Æ) 1,603 78
Crinetics Pharmaceuticals, Inc.(Æ) 2,995 168

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 691
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Danaher Corp. 3,567 876
Edwards Lifesciences Corp.(Æ) 4,725 317
Elevance Health, Inc. 785 318
Eli Lilly & Co. 1,270 1,054
Encompass Health Corp. 2,118 211
Enovis Corp. Class W(Æ) 42,304 1,746
Euroapi SA(Æ) 50,477 196
Fisher & Paykel Healthcare Corp., Ltd. 2,597 56
FUJIFILM Holdings Corp. 6,900 164
GeneDx Holdings Corp.(Æ) 5,951 486
Genmab A/S(Æ) 376 84
Gerresheimer AG 1,539 130
Gilead Sciences, Inc. 2,728 242
GSK Finance No. 3 PLC 9,762 178
Halozyme Therapeutics, Inc.(Æ) 4,167 211
Harrow Health, Inc.(Æ) 2,226 100
HCA Healthcare, Inc. 573 206
Henry Schein, Inc.(Æ) 1,648 116
Humana, Inc. 295 76
IDEXX Laboratories, Inc.(Æ) 642 261
Innovent Biologics, Inc.(Æ)(Þ) 134,000 582
Innoviva, Inc.(Æ) 14,064 275
Insmed, Inc.(Æ) 1,482 100
Insulet Corp.(Æ) 743 172
Intra-Cellular Therapies, Inc. Class
A(Æ)
1,552 131
Intuitive Surgical, Inc.(Æ) 555 280
iRadimed Corp. 1,299 64
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A
30,700 201
Johnson & Johnson 8,282 1,324
Kyorin Pharmaceutical Co., Ltd. 27,900 277
Labcorp Holdings, Inc. 668 152
Lifco AB Class B 10,988 327
Ligand Pharmaceuticals, Inc. Class
B(Æ)
1,207 128
MannKind Corp.(Æ) 8,968 63
Masimo Corp.(Æ) 821 118
McKesson Corp. 368 184
Medtronic PLC 9,827 877
Merck & Co., Inc. 3,722 381
Merck KGaA 730 121
Molina Healthcare, Inc.(Æ) 810 260
Natera, Inc.(Æ) 1,132 137
Neurocrine Biosciences, Inc.(Æ) 1,328 160
Novartis AG 4,059 440
Novo Nordisk A/S Class B 20,626 2,306
Otsuka Holdings Co., Ltd. 2,600 157
PACS Group, Inc.(Æ) 3,576 153
Pfizer, Inc. 7,901 224
Pro Medicus, Ltd. 865 110
Qiagen NV(Æ) 7,408 315
Quest Diagnostics, Inc. 933 144
RadNet, Inc.(Æ) 6,448 419
Rede D'Or Sao Luiz SA(Þ) 12,490 63
Regeneron Pharmaceuticals, Inc.(Æ) 188 158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Roche Holding AG 1,422 460
RxSight, Inc.(Æ) 3,247 164
Sanofi SA 3,138 331
Sartorius Stedim Biotech 845 169
Shionogi & Co., Ltd. 11,100 158
Siemens Healthineers AG(Þ) 4,474 233
Sinopharm Group Co., Ltd. Class H 20,400 51
Smith & Nephew PLC 38,643 479
Straumann Holding AG 4,429 581
Stryker Corp. 558 199
Summit Therapeutics, Inc.(Æ) 2,574 48
Suzuken Co., Ltd. 2,500 82
Tenet Healthcare Corp.(Æ) 6,170 956
Terumo Corp. 8,300 158
TransMedics Group, Inc.(Æ) 792 65
UFP Technologies, Inc.(Æ) 688 184
United Therapeutics Corp.(Æ) 498 186
UnitedHealth Group, Inc. 2,625 1,482
Varex Imaging Corp.(Æ) 14,621 192
Vaxcyte, Inc.(Æ) 1,872 199
Vertex Pharmaceuticals, Inc.(Æ) 443 211
Viking Therapeutics, Inc.(Æ) 1,564 113
Zoetis, Inc. Class A 5,420 969
34,077
Materials and Processing - 5.3%
AddTech AB Class B 13,810 381
Air Liquide SA Class A 1,452 260
Air Products & Chemicals, Inc. 435 135
Alcoa Corp. 12,042 483
Aluminum Corp. of China, Ltd. Class A 230,300 247
Aluminum Corp. of China, Ltd. Class
H
480,000 306
Amcor PLC 12,264 137
Anglo American Platinum, Ltd. 33,161 1,296
Anglo American PLC 14,366 449
Anglogold Ashanti PLC 33,989 945
Arcadium Lithium PLC(Æ) 44,714 241
ArcelorMittal SA 27,958 693
Aris Mining Corp.(Æ) 68,109 316
Artemis Gold, Inc.(Æ) 29,856 301
Ashland, Inc. 6,712 568
Atlas Arteria, Ltd. 126,740 404
Babcock International Group PLC 56,214 342
Barrick Gold Corp. 22,419 433
Bear Creek Mining Corp.(Æ) 109,903 42
Belimo Holding AG 127 84
Bharat Forge, Ltd. 5,590 93
BHP Group, Ltd. 5,809 161
Carpenter Technology Corp. 403 60
Carrier Global Corp. 6,229 453
CCL Industries, Inc. Class B 2,632 154
CCR SA 45,583 97
Cemex SAB de CV - ADR 39,419 206
Copart, Inc.(Æ) 5,344 275

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
692 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CRH PLC 623 59
Diploma PLC 6,884 381
Eagle Materials, Inc. 623 178
Ecolab, Inc. 819 201
Equinox Gold Corp.(Æ) 104,689 579
ERO Copper Corp.(Æ) 33,731 619
Fabrinet(Æ) 260 63
Fastenal Co. 2,423 189
First Quantum Minerals, Ltd.(Æ) 25,207 326
Freeport-McMoRan, Inc. 12,298 554
Fresnillo PLC 19,267 183
Gabriel Resources, Ltd.(Æ) 802,802 7
Geberit AG 730 459
Givaudan SA 57 271
Gold Fields, Ltd. - ADR 23,858 393
Harmony Gold Mining Co., Ltd. - ADR 19,455 211
Heidelberg Materials AG 1,494 164
Hindalco Industries, Ltd. 15,956 129
Holcim AG 3,224 318
Impala Platinum Holdings, Ltd.(Æ) 217,468 1,434
International Paper Co. 3,150 175
International Tower Hill Mines, Ltd.
(Æ)
104,920 64
Investment AB Latour Class B 1,410 39
Ivanhoe Electric, Inc.(Æ) 14,706 149
Ivanhoe Mines, Ltd. Class A(Æ) 35,483 469
James Hardie Industries PLC(Æ) 6,559 209
K+S AG 65,970 801
Knife River Corp.(Æ) 444 43
Kronos Worldwide, Inc. 35,497 410
Linde PLC 2,704 1,233
LKQ Corp. 2,576 95
Lotte Chemical Corp. 4,601 316
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 25
LyondellBasell Industries NV Class A 1,791 156
MHP SE - GDR(Æ)(Þ) 69,777 279
Modine Manufacturing Co.(Æ) 1,503 177
Mondi PLC 7,834 127
Newmont Corp. 13,607 632
Northern Dynasty Minerals, Ltd.(Æ) 302,827 123
NovaGold Resources, Inc.(Æ) 77,017 266
Nucor Corp. 952 135
Packaging Corp. of America 1,081 247
Perpetua Resources Corp.(Æ) 22,297 228
Polyus PJSC(Æ)(Š) 4,869 —
PPG Industries, Inc. 1,131 141
Promotora y Operadora de
Infraestructura SAB de CV
14,183 124
Rayonier Advanced Materials, Inc.(Æ) 69,520 553
Rio Tinto PLC 8,145 527
Rio Tinto, Ltd. 6,144 478
Royal Gold, Inc. 4,807 702
RPM International, Inc. 1,488 189
Sandstorm Gold, Ltd. 15,008 91
Seabridge Gold, Inc.(Æ) 37,479 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sherwin-Williams Co. (The) 2,018 724
Shin-Etsu Chemical Co., Ltd. 15,000 555
Sociedad Quimica y Minera de Chile
SA - ADR
9,104 350
Symrise AG 3,866 466
Tecnoglass, Inc. 1,749 120
Ternium SA - ADR 4,404 150
UltraTech Cement, Ltd. 1,850 242
Vale SA Class B - ADR 28,214 302
VSE Corp. 814 84
Western Copper & Gold Corp.(Æ) 31,468 33
Wheaton Precious Metals Corp. 11,432 755
Zijin Mining Group Co., Ltd. Class A 219,700 519
Zijin Mining Group Co., Ltd. Class H 300,000 637
31,073
Producer Durables - 7.3%
Adyen NV(Æ)(Þ) 388 590
Aena SME SA(Þ) 2,449 541
Aeroports de Paris SA 1,067 127
Airbus Group SE 6,902 1,052
Airtac International Group 22,000 593
Allfunds Group PLC 94,106 576
Amphenol Corp. Class A 3,470 233
Arcosa, Inc. 10,789 1,010
Argan, Inc. 1,460 193
Atlas Copco AB Class A 30,549 507
Atlas Copco AB Class B 9,036 132
Automatic Data Processing, Inc. 526 152
Avery Dennison Corp. 818 169
BAE Systems PLC 13,908 224
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
398,000 144
Blue Bird Corp.(Æ) 1,184 50
Canadian National Railway Co. 3,611 390
Canadian Pacific Kansas City, Ltd. 7,251 559
Canon, Inc. 4,500 146
CECO Environmental Corp.(Æ) 5,826 139
Cellnex Telecom SA(Þ) 5,315 194
Central Japan Railway Co. 6,500 135
Charoen Pokphand Foods PCL 371,600 273
China Communications Services Corp.,
Ltd. Class H
584,886 314
Cintas Corp. 1,688 347
CompoSecure, Inc. Class A 8,166 123
Construction Partners, Inc. Class A(Æ) 1,467 115
Contemporary Amperex Technology
Co., Ltd. Class A
7,800 270
CSX Corp. 32,188 1,083
Cummins, Inc. 963 317
Danone SA 17,956 1,283
Deutsche Post AG 3,514 141
DL E&C Co., Ltd. 13,660 304
Dover Corp. 991 188
Eiffage SA 1,422 132
Embraer SA - ADR(Æ) 3,797 127

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 693
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EMCOR Group, Inc. 765 341
Emerson Electric Co. 1,447 157
Equifax, Inc. 2,564 679
Expeditors International of Washington,
Inc.
1,227 146
FedEx Corp. 1,067 292
Flughafen Zurich AG 1,786 422
Fortive Corp. 2,075 148
Fukuda Corp. 2,600 97
GE Vernova, Inc.(Æ) 1,175 354
GEA Group AG 18,831 928
General Dynamics Corp. 1,792 523
Getlink SE 32,914 559
GFL Environmental, Inc. 6,553 274
GMR Infrastructure, Ltd.(Æ) 169,755 158
Graco, Inc. 4,026 328
Grupo Aeroportuario del Pacifico SAB
de CV Class B
33,501 581
Grupo Aeroportuario del Sureste SAB
de CV Class B
15,044 402
Guangshen Railway Co., Ltd. Class H 724,000 201
Halma PLC 5,737 184
Hi Sun Technology China, Ltd.(Æ) 864,000 47
Honeywell International, Inc. 1,152 237
Huntington Ingalls Industries, Inc. 591 109
Hyundai Heavy Industries Co., Ltd. 1,396 185
Illinois Tool Works, Inc. 620 162
Infrastrutture Wireless Italiane SpA(Þ) 6,342 71
InPost SA(Æ) 2,595 51
InterGlobe Aviation, Ltd.(Æ)(Þ) 18,694 895
International Seaways, Inc. 8,344 363
Intertek Group PLC 12,645 763
Jacobs Solutions, Inc. 1,056 148
Japan Airport Terminal Co., Ltd. 7,100 260
JM AB 3,807 64
Kamigumi Co., Ltd. 9,400 197
Keppel Corp., Ltd. 15,000 72
Kirby Corp.(Æ) 1,516 174
Knorr-Bremse AG 3,902 321
Kone OYJ Class B 12,255 671
Kongsberg Gruppen ASA 1,026 107
L3Harris Technologies, Inc. 593 147
Larsen & Toubro, Ltd. 6,978 300
Limbach Holdings, Inc.(Æ) 2,902 220
Loar Holdings, Inc.(Æ) 715 62
Localiza Rent a Car SA 18,271 133
Logitech International SA 3,168 259
Mama's Creations, Inc.(Æ) 31,107 232
Mettler-Toledo International, Inc.(Æ) 493 637
Mitsubishi Electric Corp. 17,400 267
Moneylion, Inc.(Æ) 2,650 114
Moody's Corp. 1,816 825
Moog, Inc. Class A 698 132
Mueller Industries, Inc. 2,158 177
Nestle SA 13,859 1,311
Nippon Express Holdings, Inc. 3,000 148
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Yusen 5,200 173
Norfolk Southern Corp. 419 105
Northrop Grumman Corp. 322 164
Otis Worldwide Corp. 4,640 456
PACCAR, Inc. 2,370 247
Paychex, Inc. 1,307 182
Poste Italiane SpA(Þ) 12,813 181
Pyeong Hwa Automotive Co., Ltd. 8,879 63
Republic Services, Inc. Class A 740 147
Rollins, Inc. 6,691 315
Ryanair Holdings PLC - ADR 27,297 1,208
S&P Global, Inc. 1,967 945
Samsung Heavy Industries Co., Ltd.
(Æ)
23,594 163
Sezzle, Inc.(Æ) 579 124
Snap-on, Inc. 626 207
Spirax-Sarco Engineering PLC 1,997 168
Stantec, Inc. 1,914 155
Sterling Infrastructure, Inc.(Æ) 2,937 454
Techtronic Industries Co., Ltd. 60,500 867
Teledyne Technologies, Inc.(Æ) 308 140
Textron, Inc. 1,911 154
Tokyu Corp. 4,900 60
TopBuild Corp.(Æ) 163 58
Trade Desk, Inc. (The) Class A(Æ) 2,951 355
TransDigm Group, Inc. 495 645
Transurban Group 85,404 713
Trelleborg AB Class B 11,319 378
Tutor Perini Corp.(Æ) 9,704 252
Union Pacific Corp. 1,235 287
V2X, Inc.(Æ) 9,058 558
Verisk Analytics, Inc. Class A 556 153
Vinci SA 3,039 340
Wartsila OYJ Abp Class B 2,154 41
Waste Management, Inc. 933 201
Weir Group PLC (The) 48,832 1,327
West Japan Railway Co. 24,100 425
Willdan Group, Inc.(Æ) 1,456 69
WSP Global, Inc. 898 160
WW Grainger, Inc. 234 260
XPO, Inc.(Æ) 884 115
Xylem, Inc. 2,004 244
Yamato Holdings Co., Ltd. 16,800 177
Yangzijiang Shipbuilding Holdings,
Ltd.
79,543 154
ZTO Express Cayman, Inc. - ADR 5,077 117
43,215
Technology - 12.2%
8x8, Inc.(Æ) 259,821 579
AAC Technologies Holdings, Inc. 210,000 846
Accenture PLC Class A 2,144 739
ACM Research, Inc. Class A(Æ) 11,912 224
Adobe, Inc.(Æ) 900 430
Airbnb, Inc. Class A(Æ) 4,848 653

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
694 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Akamai Technologies, Inc.(Æ) 1,388 140
Allegion PLC 3,544 495
Alphabet, Inc. Class A 17,034 2,915
Alphabet, Inc. Class C 12,758 2,203
Amentum Holdings, Inc.(Æ) 1,056 31
Ansys, Inc.(Æ) 1,039 333
Apple, Inc. 27,310 6,170
Applied Materials, Inc. 3,442 625
AppLovin Corp. Class A(Æ) 2,016 341
ASM International NV 983 545
ASML Holding NV 1,616 1,087
Auto Trader Group PLC(Þ) 41,605 451
AvePoint, Inc.(Æ) 20,972 255
Baidu, Inc. Class A(Æ) 26,350 301
BE Semiconductor Industries NV 945 100
Blend Labs, Inc. Class A(Æ) 14,607 53
Booking Holdings, Inc. 89 416
Broadcom, Inc. 6,953 1,180
Cars.com, Inc.(Æ) 33,107 529
CDW Corp. 733 138
Cellebrite Di, Ltd.(Æ) 6,346 115
CGI Group, Inc. 1,952 216
Check Point Software Technologies,
Ltd.(Æ)
1,014 176
Cisco Systems, Inc. 20,849 1,142
Cognizant Technology Solutions Corp.
Class A
3,059 228
Coherent Corp.(Æ) 1,376 127
Constellation Software, Inc. 76 229
Credo Technology Group Holding, Ltd.
(Æ)
2,459 93
CyberArk Software, Ltd.(Æ) 519 144
Datadog, Inc. Class A(Æ) 2,650 332
Descartes Systems Group, Inc. (The)
(Æ)
1,340 139
DoorDash, Inc. Class A(Æ) 2,325 364
Electronic Arts, Inc. 1,041 157
EverQuote, Inc. Class A(Æ) 4,637 83
Fair Isaac Corp.(Æ) 165 329
Fiserv, Inc.(Æ) 1,357 269
Fortinet, Inc.(Æ) 3,936 310
Hewlett Packard Enterprise Co. 9,799 191
Hon Hai Precision Industry Co., Ltd. 36,000 226
Infosys, Ltd. 29,897 626
Infosys, Ltd. - ADR 12,279 257
International Business Machines Corp. 1,014 210
Kanzhun, Ltd. - ADR 24,431 355
Keyence Corp. 2,000 897
Leidos Holdings, Inc. 1,291 236
LG Corp. Class H 7,787 426
MediaTek, Inc. 15,000 587
Meta Platforms, Inc. Class A 3,730 2,117
Micron Technology, Inc. 341 34
Microsoft Corp. 18,845 7,658
Motorola Solutions, Inc. 730 328
MSCI, Inc. Class A 2,059 1,176
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NCAB Group AB 21,606 133
Nemetschek SE 4,065 440
NetEase, Inc. - ADR 1,251 101
Nice, Ltd.(Æ) 514 90
Nokia OYJ 100,355 472
Nomura Research Institute, Ltd. 4,600 138
Nutanix, Inc. Class A(Æ) 445 28
NVIDIA Corp. 22,604 3,001
Obic Co., Ltd. 4,500 147
Onto Innovation, Inc.(Æ) 173 34
Ooma, Inc.(Æ) 24,006 287
Oracle Corp. 5,752 965
Orange SA 12,739 140
Parade Technologies, Ltd. 27,000 584
Parsons Corp.(Æ) 3,028 328
PAX Global Technology, Ltd. 70,000 46
Pegasystems, Inc. 788 63
PlayAGS, Inc.(Æ) 47,469 552
Powerfleet, Inc.(Æ) 32,983 166
QUALCOMM, Inc. 2,338 381
Reply SpA 2,221 339
Roper Technologies, Inc. 302 162
Salesforce, Inc. 2,013 587
Samsung Electronics Co., Ltd. 58,836 2,487
SAP SE 7,844 1,833
Semtech Corp.(Æ) 3,706 164
SentinelOne, Inc. Class A(Æ) 5,102 132
Signify NV(Þ) 29,761 729
Silicon Motion Technology Corp. 8,301 447
SimilarWeb, Ltd.(Æ) 7,510 65
Singapore Telecommunications, Ltd. 81,400 193
SiTime Corp.(Æ) 610 103
SK Hynix, Inc. 8,037 1,050
Skyworks Solutions, Inc. 1,550 136
SoftBank Corp. 181,000 228
Softcat PLC 17,623 385
Sony Group Corp. 5,200 91
Spotify Technology SA(Æ) 831 320
Taiwan Semiconductor Manufacturing
Co., Ltd.
172,000 5,409
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
13,041 2,485
Teradata Corp.(Æ) 7,883 254
Texas Instruments, Inc. 1,613 328
Tokyo Electron, Ltd. 1,300 193
Tower Semiconductor, Ltd.(Æ) 19,377 813
Trip.com Group, Ltd. - ADR(Æ) 3,859 249
Uber Technologies, Inc.(Æ) 8,193 590
Ubiquiti, Inc. 189 50
Unimicron Technology Corp. 52,000 250
Varonis Systems, Inc.(Æ) 4,020 202
Verint Systems, Inc.(Æ) 19,353 412
Vodafone Group PLC 191,035 177
Wix.com, Ltd.(Æ) 549 92
Xero, Ltd.(Æ) 1,100 107
Xiaomi Corp. Class B(Æ)(Þ) 279,200 962

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 695
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zeta Global Holdings Corp. Class
A(Æ)
14,330 397
72,073
Utilities - 4.5%
AES Corp. (The) 17,628 291
Alliant Energy Corp. 2,769 166
Ameren Corp. 1,814 158
American Electric Power Co., Inc. 8,518 841
AT&T, Inc. 23,336 526
Atmos Energy Corp. 1,217 169
Bharti Airtel, Ltd. 52,108 998
Brookfield Renewable Corp. Class A 1,724 53
Canadian Natural Resources, Ltd. 12,324 419
Centrais Eletricas Brasileiras SA 66,441 436
CGN Power Co., Ltd. Class H(Þ) 376,000 135
Cheniere Energy, Inc. 3,720 712
Chesapeake Energy Corp. 9,796 830
China Gas Holdings, Ltd. 86,200 74
China Yangtze Power Co., Ltd. Class A 165,100 640
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp
8,976 143
CMS Energy Corp. 2,024 141
ConocoPhillips 3,670 402
Consolidated Edison, Inc. 1,497 152
Constellation Energy Generation LLC 741 195
Deutsche Telekom AG 19,132 579
Dominion Energy, Inc. 7,554 450
DT Midstream, Inc. 2,872 259
DTE Energy Co. 1,059 131
Duke Energy Corp. 6,416 740
Edison International 2,028 167
Elisa OYJ 3,226 153
Enbridge, Inc. 10,832 437
Endesa SA 6,283 135
Enel SpA 33,611 255
ENN Energy Holdings, Ltd. 69,700 493
Entergy Corp. 1,002 155
Evergy, Inc. 1,705 103
Eversource Energy 6,800 448
Exelon Corp. 14,364 564
Federal Grid Co - Rosseti PJSC(Æ)(Š) 381,588,279 —
FirstEnergy Corp. 3,417 143
Fortis, Inc. 3,360 145
Fortum OYJ 55,472 818
GAIL India, Ltd. 73,723 174
Guangdong Investment, Ltd. 70,000 44
Hera SpA 16,895 65
Hong Kong & China Gas Co., Ltd. 195,000 151
Iberdrola SA 64,594 958
Inpex Corp. 7,900 104
JOYY, Inc. - ADR(Æ) 771 26
KDDI Corp. 7,700 241
Korea Electric Power Corp. 30,978 518
Korea Electric Power Corp. - ADR 11,267 94
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kosmos Energy, Ltd.(Æ) 91,439 344
KT Corp. 2,397 76
KT Corp. - ADR 71,697 1,128
LG Uplus Corp. 212,992 1,543
MEG Energy Corp. Class A 3,289 60
MTN Group, Ltd. 29,257 145
National Grid PLC 151,226 1,901
Naturgy Energy Group SA 1,812 45
NextEra Energy, Inc. 10,867 861
Nippon Telegraph & Telephone Corp. 308,500 298
Osaka Gas Co., Ltd. 6,300 135
PG&E Corp. 6,811 138
Power Assets Holdings, Ltd. 23,000 153
Redeia Corp. SA 7,131 132
RusHydro PJSC(Æ)(Š) 104,654,642 —
Scottish & Southern Energy PLC 5,493 125
Sempra Energy 3,379 282
Severn Trent PLC Class H 6,384 211
South Bow Corp. Class W 413 10
Southern Co. (The) 1,654 151
TC Energy Corp. 2,066 96
Telstra Group, Ltd. 57,808 145
Terna - Rete Elettrica Nazionale 17,132 149
T-Mobile US, Inc. 923 206
Tokyo Gas Co., Ltd. 6,300 155
UGI Corp. 7,431 178
Veolia Environnement SA 23,795 754
Verbund AG Class A 491 40
Verizon Communications, Inc. 14,081 593
WEC Energy Group, Inc. 1,388 133
Xcel Energy, Inc. 10,341 691
26,909
Total Common Stocks
(cost $329,273) 381,746
Preferred Stocks - 0.2%
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.337% (Ÿ) 1,936 168
Energy - 0.0%
Petroleo Brasileiro SA
13.109% (Ÿ) 28,988 180
Financial Services - 0.0%
Itau Unibanco Holding SA
6.827% (Ÿ) 27,633 167
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
4.124% (Ÿ) 4,432 216
Technology - 0.1%
Samsung Electronics Co., Ltd.
3.148% (Ÿ) 11,020 381

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
696 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $1,131) 1,112
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Nov 2024
5,350.00 Put (54) USD 28,890 (ÿ) 174
Total Options Purchased
(cost $412) 174
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Reply SpA(Æ)
2024  Rights 2,221 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 16.8%
Arbor Realty Trust, Inc.
7.500% due 08/01/25 639 640
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 685 679
Block, Inc.
0.125% due 03/01/25 385 379
Cardlytics, Inc.
1.000% due 09/15/25 789 703
Chegg, Inc.
0.125% due 03/15/25 972 935
China Government International Bond
1.950% due 12/03/24 (Þ) 514 513
Series REGS
0.550% due 10/21/25 (Þ) 200 192
EZCORP, Inc.
2.375% due 05/01/25 1,143 1,122
Five9, Inc.
0.500% due 06/01/25 368 357
Hat Holdings I LLC
0.000% due 05/01/25 (Þ)(ž) 1,029 1,100
Health Catalyst, Inc.
2.500% due 04/15/25 164 161
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 1,520 1,449
LendingTree, Inc.
0.500% due 07/15/25 618 593
Mesa Laboratories, Inc.
1.375% due 08/15/25 1,974 1,859
National Vision Holdings, Inc.
2.500% due 05/15/25 1,166 1,139
New Mountain Finance Corp.
7.500% due 10/15/25 1,912 1,924
NuVasive, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.375% due 03/15/25 1,661 1,628
Okta, Inc.
0.125% due 09/01/25 874 836
Pacira Pharmaceutical, Inc.
0.750% due 08/01/25 1,839 1,762
Pegasystems, Inc.
0.750% due 03/01/25 1,612 1,586
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 252 252
Petroleos de Venezuela SA
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 780 75
Retrophin, Inc.
2.500% due 09/15/25 490 476
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Æ)(Ê)
(Ø)(Þ) 469 283
U.S. Cash Management Fund(@) 75,319,751
(∞)
75,312
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 86 10
Wayfair, Inc.
0.625% due 10/01/25 1,685 1,598
Wix.com, Ltd.
6.035% due 08/15/25 (ž) 1,348 1,287
Total Short-Term Investments
(cost $99,742) 98,850
Total Investments - 97.4%
(identified cost $521,261) 574,553
Other Assets and Liabilities,
Net - 2.6%
15,335
Net Assets - 100.0%
589,888

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 697
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.4%
ABN AMRO Bank NV 03/22/23 EUR 19,429 16 .33 317
322
Abu Dhabi Government International Bond 11/02/22 444,000 70 .16 312
309
Abu Dhabi Government International Bond 04/23/24 200,000 98 .34 197
203
Abu Dhabi National Energy Co. PJSC 10/02/24 331,000 99 .24 329
319
Adnoc Murban Rsc, Ltd. 09/04/24 518,000 99 .12 513
494
Adyen NV 02/16/24 EUR 388 1,517 .01 589
590
Aena SME SA 04/27/20 EUR 2,449 164 .65 363
541
Alpha FX Group PLC 05/31/24 GBP 7,181 30 .66 220
197
Auto Trader Group PLC 02/02/24 GBP 41,605 10 .05 418
451
Azerbaijan Government International Bond 09/21/22 197,000 85 .43 168
171
Bahrain Government International Bond 09/11/24 688,000 104 .69 720
707
Bolivia Government International Bond 12/07/23 119,000 52 .96 63
75
CBB International Sukuk Programme Co. WLL 07/18/24 213,000 95 .30 203
204
Cellnex Telecom SA 08/11/23 EUR 5,315 35 .92 191
194
CGN Power Co., Ltd. 09/30/22 HKD 376,000 0 .22 81
135
China Government International Bond 11/21/23 514,000 99 .72 513
513
China Government International Bond 10/17/24 200,000 96 .57 193
192
China International Capital Corp., Ltd. 09/11/23 HKD 105,200 1 .66 174
191
Codelco Metals, Inc. 06/17/24 272,000 100 .46 273
275
Comision Federal de Electricidad 09/17/24 400,000 99 .58 398
386
Costa Rica Government International Bond 05/01/24 498,000 102 .98 513
517
Development Bank of Kazakhstan JSC 04/04/24 329,000 99 .77 328
332
Dominican Republic Government International Bond 03/20/23 687,000 98 .84 679
717
Dominican Republic Government International Bond 10/17/24 150,000 99 .21 149
147
Ecuador Government International Bond 10/03/22 235,283 39 .94 94
131
Ecuador Government International Bond 11/10/23 182,945 50 .22 92
126
Ecuador Government International Bond 02/29/24 247,033 51 .45 127
135
Egypt Government International Bond 03/12/24 578,000 82 .04 474
487
Egypt Government International Bond 04/11/24 416,000 76 .37 318
330
El Salvador Government International Bond 08/03/23 150,000 71 .94 108
140
Export-Import Bank of India 09/20/22 116,000 83 .55 97
99
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 09/10/24 200,000 100 .00 200
200
Gabon Government International Bond 10/08/24 200,000 78 .25 157
159
Ghana Government International Bond 10/10/24 296,770 79 .86 233
227
Ghana Government International Bond 10/10/24 31,772 77 .20 25
24
Ghana Government International Bond 10/10/24 16,096 91 .99 15
15
Grupo Aeromexico SAB de CV 10/28/24 200,000 100 .00 200
199
Guatemala Government International Bond 06/06/23 401,000 100 .00 401
406
Halyk Savings Bank of Kazakhstan JSC 12/10/21 14,523 10 .73 156
269
Hat Holdings I LLC 09/11/23 1,029,000 98 .68 1,015
1,100
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 770,000 101 .70 783
832
Hungary Government International Bond 07/19/23 604,000 102 .49 619
622
Hungary Government International Bond 01/03/24 321,000 97 .98 315
309
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10 .92 69
71
Innovent Biologics, Inc. 11/10/23 HKD 134,000 5 .36 718
582
InterGlobe Aviation, Ltd. 06/10/22 INR 18,694 35 .46 663
895
Ivory Coast Government International Bond 01/23/24 299,000 98 .16 294
298
Jordan Government International Bond 04/04/23 46,000 99 .08 46
47
Jordan Government International Bond 01/17/24 326,000 99 .77 325
332
Kenya Government International Bond 02/12/24 202,000 97 .47 197
203
Kingston Airport Revenue Finance, Ltd. 09/25/24 200,000 99 .97 200
204
Kuaishou Technology 06/10/22 HKD 79,500 7 .79 619
469
Lebanon Government International Bond 10/31/22 657,000 8 .16 54
55
Lenta International Co. PJSC 12/17/18 105,913 — 328
—

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
698 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Longfor Group Holdings, Ltd. 04/21/23 HKD 455,000 1 .82 829
744
Macrotech Developers, Ltd. 04/05/24 INR 7,903 15 .62 124
113
Match Group Financeco, Inc. 11/01/23 557,000 92 .21 514
520
Meituan 06/21/24 HKD 22,000 15 .53 342
520
MHP SE 03/10/17 69,777 9 .68 676
279
MP Materials Corp. 03/07/24 2,074,000 91 .53 1,898
1,918
NAC Kazatomprom JSC 10/15/19 19,600 17 .00 333
766
NextEra Energy Partners, LP 10/13/23 1,978,000 92 .75 1,835
1,850
Nigeria Government International Bond 09/20/22 521,000 71 .27 371
440
Nigeria Government International Bond 10/04/24 200,000 96 .69 193
193
OCP SA 04/24/24 355,000 97 .27 345
367
Oman Government International Bond 09/20/22 876,000 102 .22 896
910
Pakistan Government International Bond 08/29/24 212,000 87 .79 186
192
Paraguay Government International Bond 08/17/23 200,000 97 .65 195
202
Petroleos de Venezuela SA 02/29/24 415,465 15 .37 64
40
Petroleos de Venezuela SA 05/28/24 780,143 102 .39 799
75
Petroleos del Peru SA 09/20/22 416,000 64 .74 269
271
Petronas Capital, Ltd. 09/20/22 422,000 86 .10 363
358
Petronas Capital, Ltd. 10/31/23 400,000 64 .11 256
278
Poste Italiane SpA 09/10/24 EUR 12,813 13 .83 177
181
Qatar Government International Bond 10/30/23 784,000 98 .17 770
788
Qatar Government International Bond 05/21/24 200,000 99 .54 199
202
Rede D'Or Sao Luiz SA 09/06/24 BRL 12,490 5 .95 74
63
Repay Holdings Corp. 05/22/23 1,608,000 91 .99 1,479
1,491
Republic of Angola Government International Bond 10/04/24 420,000 90 .97 382
384
Republic of Serbia Government International Bond 06/05/24 232,000 97 .92 227
233
Republic of Uzbekistan Government International Bond 05/22/24 200,000 98 .68 197
197
Republic of Zambia Government International Bond 06/28/24 61,980 48 .99 30
34
Republic of Zambia Government International Bond 06/28/24 65,979 87 .78 58
58
Romania Government International Bond 02/12/24 562,000 70 .31 395
378
Romania Government International Bond 09/19/24 490,000 99 .30 487
462
Saudi Arabian Oil Co. 07/10/24 370,000 97 .64 361
355
Saudi Government International Bond 01/08/24 907,000 99 .24 900
902
Saudi Government International Bond 05/28/24 400,000 97 .05 388
387
Scout24 SE 05/17/24 EUR 2,672 77 .04 206
230
Senegal Government International Bond 09/20/22 200,000 71 .23 143
141
Siemens Healthineers AG 02/05/21 EUR 4,474 53 .00 237
233
Signify NV 06/10/22 EUR 29,761 29 .65 882
729
SoFi Technologies, Inc. 03/31/23 294,000 82 .49 243
278
Sri Lanka Government International Bond 09/20/22 469,000 100 .00 469
283
Trinidad & Tobago Government International Bond 09/11/23 200,000 99 .36 199
199
Ukraine Government International Bond 08/30/24 83,665 41 .32 35
41
Ukraine Government International Bond 08/30/24 520,275 44 .27 230
240
Ukraine Government International Bond 08/30/24 60,872 60 .23 37
37
Ukraine Government International Bond 10/10/24 43,655 43 .89 19
21
Ukraine Government International Bond 10/10/24 63,306 57 .26 36
38
Venezuela Government International Bond 03/19/24 332,000 18 .18 60
48
Venezuela Government International Bond 07/30/24 85,800 15 .32 13
10
Venezuela Government International Bond 09/06/24 194,500 15 .57 30
30
WH Group, Ltd. 09/10/24 HKD 138,169 0 .77 106
107
Xiaomi Corp. 09/10/24 HKD 279,200 2 .40 672
962
Yellow Cake PLC 07/08/19 GBP 45,714 2 .64 121
322
Zalando SE 12/15/23 EUR 17,744 28 .32 437 533
37,781
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 699
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 8 EUR 589 11/24
(17)
DAX Index Futures 3 EUR 1,436 12/24
17
EURO STOXX 50 Index Futures 33 EUR 1,595 12/24
(15)
FTSE 100 Index Futures 10 GBP 813 12/24
(30)
FTSE/MIB Index Futures 3 EUR 511 12/24
6
Hang Seng Index Futures 3 HKD 3,053 11/24
(6)
IBEX 35 Index Futures 3 EUR 349 11/24
(9)
Long Gilt Futures 78 GBP 7,335 12/24
(450)
MSCI Emerging Markets Index Futures 45 USD 2,535 12/24
57
OMXS30 Index Futures 9 SEK 2,281 11/24
(4)
S&P 500 E-Mini Index Futures 465 USD 133,420 12/24
995
S&P/TSX 60 Index Futures 3 CAD 868 12/24
12
SPI 200 Index Futures 31 AUD 6,332 12/24
(10)
TOPIX Index Futures 12 JPY 323,340 12/24
111
United States 2 Year Treasury Note Futures 444 USD 91,440 12/24
(763)
United States 5 Year Treasury Note Futures 394 USD 42,250 12/24
(1,369)
United States 10 Year Treasury Note Futures 809 USD 89,770 12/24
(3,035)
United States Treasury Long Bond Futures 42 USD 4,955 12/24 (284)
Short Positions
EURO STOXX 50 Index Futures 440 EUR 21,270 12/24
190
Euro-Bund Futures 95 EUR 12,521 12/24
169
FTSE 100 Index Futures 132 GBP 10,728 12/24
400
Japanese 10 Year Government Bond Futures 16 JPY 2,307,040 12/24
29
Japanese 10 Year Mini Government Bond Futures 3 JPY 43,203 12/24
(1)
MSCI Emerging Markets Index Futures 677 USD 38,132 12/24
(900)
Russell 2000 E-Mini Index Futures 820 USD 90,553 12/24
88
S&P/TSX 60 Index Futures 30 CAD 8,683 12/24 (63)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,882)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 54 4,750.00 USD 25,650 11/29/24 (46)
Total Liability for Options Written (premiums received $129) (46)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 400 AUD 600 12/18/24 (5)
Bank of America USD 604 CAD 820 12/18/24 (14)
Bank of America USD 3,018 EUR 2,773 12/11/24 3
Bank of America USD 4,827 EUR 4,360 12/18/24 (76)
Bank of America USD 4,853 EUR 4,350 12/18/24 (112)
Bank of America USD 1,098 GBP 840 12/18/24 (15)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
700 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 14 HKD 107 11/01/24 —
Bank of America USD 28 HKD 214 11/04/24 —
Bank of America USD 2,584 JPY 394,008 11/08/24 10
Bank of America USD 1,629 JPY 228,830 12/18/24 (114)
Bank of America USD 3,034 NOK 32,051 11/08/24 (120)
Bank of America CAD 4,930 USD 3,634 12/18/24 88
Bank of America EUR 2,773 USD 3,014 11/08/24 (3)
Bank of America EUR 5,400 USD 6,045 12/18/24 160
Bank of America JPY 394,008 USD 2,595 12/11/24 (11)
Bank of America JPY 652,500 USD 4,631 12/18/24 312
Bank of America JPY 686,590 USD 4,886 12/18/24 342
Bank of America SEK 57,396 USD 5,606 11/08/24 218
Bank of New York USD 686 AUD 1,030 12/18/24 (7)
Bank of New York USD 753 CAD 1,023 12/18/24 (18)
Bank of New York USD 2,988 NOK 32,961 12/11/24 9
Bank of New York DKK 6,388 USD 948 12/18/24 14
Bank of New York EUR 2,150 USD 2,379 12/18/24 36
Bank of New York GBP 1,821 USD 2,376 12/18/24 28
Bank of New York JPY 63,637 USD 454 12/18/24 32
Bank of New York NOK 32,961 USD 2,987 11/08/24 (9)
Bank of New York SEK 5,844 USD 565 12/18/24 15
Citigroup USD 686 AUD 1,030 12/18/24 (8)
Citigroup USD 754 CAD 1,023 12/18/24 (18)
Citigroup USD 3,018 EUR 2,728 11/08/24 (50)
Citigroup DKK 6,388 USD 948 12/18/24 15
Citigroup EUR 2,150 USD 2,379 12/18/24 36
Citigroup GBP 1,821 USD 2,377 12/18/24 30
Citigroup HKD 16,448 USD 2,116 12/18/24 (1)
Citigroup JPY 377,204 USD 2,597 11/08/24 112
Citigroup JPY 63,637 USD 454 12/18/24 32
Citigroup SEK 5,844 USD 565 12/18/24 15
HSBC USD 686 AUD 1,030 12/18/24 (8)
HSBC USD 754 CAD 1,023 12/18/24 (18)
HSBC USD 5,547 SEK 59,264 11/08/24 17
HSBC CHF 7,393 USD 8,734 11/08/24 169
HSBC DKK 6,388 USD 948 12/18/24 15
HSBC EUR 2,150 USD 2,379 12/18/24 36
HSBC GBP 1,821 USD 2,377 12/18/24 30
HSBC JPY 63,637 USD 454 12/18/24 33
HSBC SEK 59,264 USD 5,556 12/11/24 (17)
HSBC SEK 5,844 USD 565 12/18/24 16
JPMorgan Chase USD 8,581 CHF 7,421 11/08/24 17
JPMorgan Chase USD 5,615 GBP 4,233 11/08/24 (157)
JPMorgan Chase CHF 7,421 USD 8,611 12/11/24 (18)
Royal Bank of Canada USD 686 AUD 1,030 12/18/24 (8)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 701
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 754 CAD 1,023 12/18/24 (18)
Royal Bank of Canada USD 5,573 GBP 4,292 12/11/24 (39)
Royal Bank of Canada USD 5,633 NZD 8,983 11/08/24 (264)
Royal Bank of Canada AUD 4,442 USD 3,061 11/08/24 138
Royal Bank of Canada DKK 6,388 USD 948 12/18/24 14
Royal Bank of Canada EUR 2,150 USD 2,378 12/18/24 35
Royal Bank of Canada GBP 4,292 USD 5,573 11/08/24 39
Royal Bank of Canada GBP 1,821 USD 2,378 12/18/24 30
Royal Bank of Canada HKD 16,448 USD 2,116 12/18/24 (1)
Royal Bank of Canada JPY 63,637 USD 453 12/18/24 32
Royal Bank of Canada SEK 5,844 USD 565 12/18/24 15
State Street USD 4 AUD 6 11/04/24 —
State Street USD 2,985 AUD 4,554 11/08/24 12
State Street USD 4 EUR 3 11/04/24 —
State Street USD 5 EUR 4 11/04/24 —
State Street USD 48 EUR 45 11/08/24 —
State Street USD 77 GBP 59 11/08/24 (1)
State Street USD 11,737 JPY 1,652,750 12/18/24 (797)
State Street USD 83 NOK 909 11/08/24 —
State Street USD 200 NZD 334 11/08/24 —
State Street AUD 113 USD 74 11/08/24 —
State Street AUD 4,554 USD 2,986 12/11/24 (12)
State Street CHF 28 USD 32 11/08/24 —
State Street CHF 1,382 USD 1,643 12/18/24 35
State Street EUR 2,060 USD 2,279 12/18/24 34
State Street GBP 11 USD 14 11/04/24 —
State Street JPY 16,804 USD 110 11/08/24 (1)
State Street SEK 1,868 USD 175 11/08/24 —
Toronto Dominion Bank USD 685 AUD 1,030 12/18/24 (7)
Toronto Dominion Bank USD 753 CAD 1,023 12/18/24 (18)
Toronto Dominion Bank DKK 6,388 USD 948 12/18/24 14
Toronto Dominion Bank EUR 2,150 USD 2,378 12/18/24 35
Toronto Dominion Bank GBP 1,821 USD 2,375 12/18/24 27
Toronto Dominion Bank JPY 63,637 USD 454 12/18/24 33
Toronto Dominion Bank SEK 5,844 USD 564 12/18/24 15
Westpac USD 5,550 NZD 9,317 12/11/24 20
Westpac NZD 9,317 USD 5,549 11/08/24 (20)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 383

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
702 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
Schaeffler AG Morgan Stanley 2.133% EUR 175 (5.000%)
(2)
12/20/29 (27) 1 (26)
Total Open Corporate Issues - Purchase Protection Contracts (27) 1 (26)
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 24,000 (1.000%)
(2)
12/20/29 704 (7) 697
Total Open Credit Indices - Purchase Protection Contracts 704 (7) 697
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
Schaeffler AG Morgan Stanley 2.133% EUR 175 5.000%
(2)
12/20/29 31 (5) 26
Total Open Corporate Issues - Sell Protection Contracts 31 (5) 26
Total Open Credit Default Swap Contracts (å) 708 (11) 697
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 57,483 $ —
$ —
$ 57,483 9 .7
International Debt — 35,188 —
—
35,188 6 .0
Common Stocks
Consumer Discretionary 22,842 26,589 —
—
49,431 8 .4
Consumer Staples 8,506 7,836 —
—
16,342 2 .8
Energy 8,077 4,193 —
—
12,270 2 .1
Financial Services 55,013 41,343 —
—
96,356 16 .3
Health Care 21,993 12,084 —
—
34,077 5 .8
Materials and Processing 17,191 13,882 —
—
31,073 5 .3
Producer Durables 21,769 21,446 —
—
43,215 7 .3
Technology 49,358 22,715 —
—
72,073 12 .2
Utilities 14,367 12,542 —
—
26,909 4 .5

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 703
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks 347 765 — — 1,112 0 .2
Options Purchased 174 — — — 174 —
*
Warrants and Rights — — — — — —
*
Short-Term Investments — 23,538 — 75,312 98,850 16 .8
Total Investments 219,637 279,604 — 75,312 574,553 97 .4
Other Assets and Liabilities, Net
2 .6
100 .0
Other Financial Instruments
Assets
Futures Contracts 2,074 — — — 2,074 0 .4
Foreign Currency Exchange Contracts — 2,368 — — 2,368 0 .4
Credit Default Swap Contracts — 723 — — 723 0 .1
A
Liabilities
Futures Contracts (6,956) — — — (6,956) (1 .2)
Options Written (46) — — — (46) (—)
*
Foreign Currency Exchange Contracts — (1,985) — — (1,985) (0 .3)
Credit Default Swap Contracts — (26) — — (26) (—)
*
Total Other Financial Instruments
**
$ (4,928) $ 1,080 $ — $ — $ (3,848)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
384
Argentina ............................................................................................
1,305
Australia .............................................................................................
5,137
Austria ................................................................................................
195
Azerbaijan ..........................................................................................
171
Bahrain ...............................................................................................
911
Belgium ..............................................................................................
775
Bolivia, Plurinational State of ............................................................
75
Brazil ..................................................................................................
6,362
Canada ................................................................................................
15,526
Chile ...................................................................................................
1,234
China ..................................................................................................
27,799

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
704 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Colombia ............................................................................................
1,618
Costa Rica ..........................................................................................
517
Denmark .............................................................................................
3,138
Dominican Republic ..........................................................................
864
Ecuador ..............................................................................................
391
Egypt ..................................................................................................
816
El Salvador .........................................................................................
140
Finland ...............................................................................................
2,466
France .................................................................................................
9,638
Gabon .................................................................................................
160
Germany .............................................................................................
9,641
Ghana .................................................................................................
675
Greece ................................................................................................
478
Guatemala ..........................................................................................
406
Hong Kong .........................................................................................
4,920
Hungary ..............................................................................................
931
India ...................................................................................................
10,424
Indonesia ............................................................................................
4,913
Ireland ................................................................................................
1,191
Israel ...................................................................................................
2,982
Italy ....................................................................................................
4,231
Ivory Coast .........................................................................................
298
Jamaica ...............................................................................................
204
Japan ..................................................................................................
15,748
Jersey ..................................................................................................
679
Jordan .................................................................................................
379
Kazakhstan .........................................................................................
1,367
Kenya .................................................................................................
203
Luxembourg .......................................................................................
867
Macao .................................................................................................
527
Malaysia .............................................................................................
837
Mexico ...............................................................................................
3,574
Montenegro ........................................................................................
55
Morocco .............................................................................................
367
Myanmar ............................................................................................
59
Netherlands ........................................................................................
4,265
New Zealand ......................................................................................
163
Nigeria ................................................................................................
632
Norway ...............................................................................................
405
Oman ..................................................................................................
911
Pakistan ..............................................................................................
192
Panama ...............................................................................................
810
Paraguay .............................................................................................
202
Peru ....................................................................................................
811
Philippines ..........................................................................................
1,789
Poland ................................................................................................
963
Puerto Rico .........................................................................................
418
Qatar ...................................................................................................
990
Romania .............................................................................................
839
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,644

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 705
Amounts in thousands
Country Exposure
Fair Value
$
Senegal ...............................................................................................
141
Serbia .................................................................................................
233
Singapore ...........................................................................................
3,596
South Africa .......................................................................................
7,149
South Korea .......................................................................................
12,020
Spain ..................................................................................................
3,349
Sri Lanka ............................................................................................
283
Sweden ...............................................................................................
3,992
Switzerland ........................................................................................
4,913
Taiwan ................................................................................................
10,421
Thailand .............................................................................................
467
Trinidad and Tobago ..........................................................................
199
Turkey ................................................................................................
1,999
Ukraine ...............................................................................................
787
United Arab Emirates .........................................................................
1,325
United Kingdom .................................................................................
20,699
United States ......................................................................................
340,870
Uruguay ..............................................................................................
679
Uzbekistan ..........................................................................................
198
Venezuela, Bolivarian Republic of ....................................................
204
Zambia ...............................................................................................
417
Total Investments ............................................................................... 574,553

See accompanying notes which are an integral part of the financial statements.
706 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 174 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 2,368 —
Variation margin on futures contracts** 1,876 — — 198
Credit default swap contracts, at fair value — 723 — —
Total
$ 2,050 $ 723 $ 2,368 $ 198
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 1,054 $ — $ — $ 5,902
Unrealized depreciation on foreign currency exchange contracts — — 1,985 —
Options written, at fair value 46 — — —
Credit default swap contracts, at fair value — 26 — —
Total
$ 1,100 $ 26 $ 1,985 $ 5,902
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ (1,689) $ — $ — $ —
Futures contracts 8,934 — — 3,685
Options written 751 — — —
Credit default swap contracts — (4,079) — —
Foreign currency exchange contracts — — 591 —
Total
$ 7,996 $ (4,079) $ 591 $ 3,685
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 906 $ — $ — $ —
Futures contracts 637 — — (939)
Options written (502) — — —
Credit default swap contracts — (232) — —
Foreign currency exchange contracts — — (269) —
Total
$ 1,041 $ (232) $ (269) $ (939)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2024
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 707
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 174 $ — $ 174
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,368 — 2,368
Credit Default Swap Contracts Credit default swap contracts, at fair value 723 — 723
Total Financial and Derivative Assets
3,265 — 3,265
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,265 $ — $ 3,265
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,830 $ 470 $ — $ 1,360
Bank of New York
135 34 — 101
Citigroup
241 76 — 165
HSBC
315 43 — 272
JPMorgan Chase
17 17 — —
Morgan Stanley
20 1 72 129 —
Royal Bank of Canada
30 2 204 — 9 8
State Street
81 81 — —
Toronto Dominion Bank
123 25 — 98
Westpac
20 20 — —
Total
$ 3,265 $ 1,0 42 $ 129 $ 2, 094

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2024
See accompanying notes which are an integral part of the financial statements.
708 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,985 $ — $ 1,985
Options Written Contracts Options written, at fair value 46 — 46
Credit Default Swap Contracts Credit default swap contracts, at fair value 26 — 26
Total Financial and Derivative Liabilities
2,057 — 2,057
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,057 $ — $ 2,057
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 470 $ 470 $ — $ —
Bank of New York 34 34 — —
Citigroup 76 76 — —
HSBC 43 43 — —
JPMorgan Chase 175 17 — 158
Morgan Stanley 72 72 — —
Royal Bank of Canada 331 204 — 127
State Street 811 81 — 730
Toronto Dominion Bank 25 25 — —
Westpac 20 20 — —
Total
$ 2,057 $ 1,0 42 $ — $ 1,0 15
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 709
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 521,261
Investments, at fair value(>) ........................................................................................................................................................
574,553
Foreign currency holdings(^) ....................................................................................................................................................... 895
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2,368
Receivables:
Dividends and interest ...................................................................................................................................................... 1,502
Dividends from affiliated funds ....................................................................................................................................... 360
Investments sold ............................................................................................................................................................... 1,037
Fund shares sold ............................................................................................................................................................... 280
From broker(a)(b) ............................................................................................................................................................ 28,276
Credit default swap contracts, at fair value(+) ............................................................................................................................. 723
Total assets ...............................................................................................................................................................
609,994
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 4
Due to broker (c) .............................................................................................................................................................. 10,601
Investments purchased ..................................................................................................................................................... 1,274
Fund shares redeemed ...................................................................................................................................................... 503
Accrued fees to affiliates .................................................................................................................................................. 378
Other accrued expenses .................................................................................................................................................... 200
Variation margin on futures contracts .............................................................................................................................. 4,872
Deferred capital gains tax liability ................................................................................................................................... 217
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,985
Options written, at fair value(x) ................................................................................................................................................... 46
Credit default swap contracts, at fair value(+) ............................................................................................................................. 26
Total liabilities ...........................................................................................................................................................
20,106
Net Assets ...............................................................................................................................................................
$ 589,888

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
710 Multi-Asset Growth Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 28,9 5 1
Shares of beneficial interest .........................................................................................................................................................
544
Additional paid-in capital ............................................................................................................................................................
560,39 3
Net Assets ...............................................................................................................................................................
$ 589,88 8
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.81
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ..................................................... $ 11.47
Class A — Net assets ........................................................................................................................................................... $ 2,667,471
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 246,723
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.60
Class C — Net assets ........................................................................................................................................................... $ 495,107
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 46,697
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.86
Class M — Net assets .......................................................................................................................................................... $ 123,392,997
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 11,366,013
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.84
Class S — Net assets ............................................................................................................................................................ $ 370,942,182
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 34,232,107
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.87
Class Y — Net assets ........................................................................................................................................................... $ 92,390,036
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 8,498,061
Amounts in thousands
(^)     Foreign currency holdings - cost $ 909
(x)     Premiums received on options written $ 129
(+)     Credit default swap contracts - premiums paid (received) $ 708
(>)     Investments in affiliates, U.S. Cash Management Fund $ 75,312
(a)   Receivable from Broker for Futures $ 28,24 9
(b)   Receivable from Broker for Swaps $ 27
(c)   Due to Broker for Options $ 10,601
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 711
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,783
Dividends from affiliated funds ....................................................................................................................................... 1,938
Interest .............................................................................................................................................................................. 12,366
Securities lending income (net) ....................................................................................................................................... 70
Total investment income ..............................................................................................................................................................
23,157
Expenses
Advisory fees ................................................................................................................................................................... 4,468
Administrative fees .......................................................................................................................................................... 282
Custodian fees .................................................................................................................................................................. 202
Distribution fees - Class A ............................................................................................................................................... 6
Distribution fees - Class C ............................................................................................................................................... 4
Transfer agent fees - Class A ........................................................................................................................................... 5
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 233
Transfer agent fees - Class S ............................................................................................................................................ 746
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 141
Registration fees ............................................................................................................................................................... 85
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 27
Printing fees ..................................................................................................................................................................... 54
Miscellaneous .................................................................................................................................................................. 55
Expenses before reductions .............................................................................................................................................. 6,314
Expense reductions .......................................................................................................................................................... (1,307)
Net expenses ................................................................................................................................................................................
5,007
Net investment income (loss) .......................................................................................................................................................
18,150
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $146) ................................................................................................. 24,4 39
Investments in affiliated funds ......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. 12,619
Options written ................................................................................................................................................................. 751
Foreign currency exchange contracts ............................................................................................................................... 591
Credit default swap contracts ........................................................................................................................................... (4,079)
Foreign currency-related transactions .............................................................................................................................. 1 9
Net realized gain (loss) ................................................................................................................................................................
34,3 49
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ( $155 ) ) ...................................................... 65,791
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (302)
Options written ................................................................................................................................................................. (502)
Foreign currency exchange contracts ............................................................................................................................... (269)
Credit default swap contracts ........................................................................................................................................... (232)
Foreign currency-related transactions .............................................................................................................................. 60
Net change in unrealized appreciation (depreciation) ................................................................................................................. 64,54 1
Net realized and unrealized gain (loss) ........................................................................................................................................ 98, 890
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 117,0 40

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
712 Multi-Asset Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 18,150 $ 20,000
Net realized gain (loss) ....................................................................................................................... 34,3 49 (13,358)
Net change in unrealized appreciation (depreciation) ........................................................................ 64,54 1 46,339
Net increase (decrease) in net assets from operations .............................................................................. 117,0 40 52,981
Distributions
To shareholders
Class A .......................................................................................................................................... (68) (40)
Class C .......................................................................................................................................... (10) (8)
Class M ......................................................................................................................................... (3,674) (3,166)
Class S .......................................................................................................................................... (11,463) (10,722)
Class Y .......................................................................................................................................... (3,076) (3,244)
Net decrease in net assets from distributions ............................................................................................ (18,291) (17,180)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (64,594) (189,623)
Total Net Increase (Decrease) in Net Assets ........................................................................
34,155 (153,822)
Net Assets
Beginning of period .................................................................................................................................. 555,733 709,555
End of period .............................................................................................................................................
$ 589, 888 $ 555,733

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 713
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 84 $ 859 59 $ 558
Proceeds from reinvestment of distributions 6 67 4 40
Payments for shares redeemed (42) (444) (34) (327)
Net increase (decrease)
48 482 29 271
Class C
Proceeds from shares sold 11 109 21 192
Proceeds from reinvestment of distributions 1 10 1 8
Payments for shares redeemed (14) (138) (30) (272)
Net increase (decrease)
(2) (19) (8) (72)
Class M
Proceeds from shares sold 1,825 19,029 2,406 22,534
Proceeds from reinvestment of distributions 354 3,674 335 3,166
Payments for shares redeemed (2,112) (21,830) (5,997) (54,635)
Net increase (decrease)
67 873 (3,256) (28,935)
Class S
Proceeds from shares sold 2,669 27,575 3,053 28,806
Proceeds from reinvestment of distributions 1,104 11,422 1,132 10,680
Payments for shares redeemed (9,360) (94,869) (18,316) (167,017)
Net increase (decrease)
(5,587) (55,872) (14,131) (127,531)
Class Y
Proceeds from shares sold 85 868 97 928
Proceeds from reinvestment of distributions 296 3,076 342 3,244
Payments for shares redeemed (1,349) (14,002) (3,936) (37,528)
Net increase (decrease)
(968) (10,058) (3,497) (33,356)
Total increase (decrease)
(6,442) $ (64,594) (20,863) $ (189,623)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
714 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset
Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2024 9.11 .29 1.71 2.00 (.30) — —
October 31, 2023 8.66 .27 .42 .69 (.24) — —
October 31, 2022 11.32 (—)
(Ɵ)
(2.01) (2.01) (.11) (.54) —
October 31, 2021(ɸ) 9.54 —
(Ɵ)
1.81 1.81 (.03) — —
October 31, 2020(ɸ) 10.33 .04 (.53) (.49) (.26) — (.04)
Class C
October 31, 2024 8.94 .21 1.67 1.88 (.22) — —
October 31, 2023 8.51 .20 .40 .60 (.17) — —
October 31, 2022 11.16 (.07) (1.97) (2.04) (.07) (.54) —
October 31, 2021(ɸ) 9.46 (.07) 1.78 1.71 (.01) — —
October 31, 2020(ɸ) 10.30 (.04) (.52) (.56) (.25) — (.03)
Class M
October 31, 2024 9.14 .33 1.72 2.05 (.33) — —
October 31, 2023 8.69 .30 . 42 . 72 (.27) — —
October 31, 2022 11.34 .03 (2.00) (1.97) (.14) (.54) —
October 31, 2021(ɸ) 9.55 .05 1.79 1.84 (.05) — —
October 31, 2020(ɸ) 10.31 .10 (.53) (.43) (.28) — (.05)
Class S
October 31, 2024 9.13 .32 1.71 2.03 (.32) — —
October 31, 2023 8.68 . 30 . 41 .71 (.26) — —
October 31, 2022 11.33 .02 (2.00) (1.98) (.13) (.54) —
October 31, 2021(ɸ) 9.54 .04 1.79 1.83 (.04) — —
October 31, 2020(ɸ) 10.31 .09 (.54) (.45) (.27) — (.05)
Class Y
October 31, 2024 9.16 .34 1.71 2.05 (.34) — —
October 31, 2023 8.71 .32 .41 .73 (.28) — —
October 31, 2022 11.36 .04 (2.01) (1.97) (.14) (.54) —
October 31, 2021(ɸ) 9.55 .04 1.82 1.86 (.05) — —
October 31, 2020(ɸ) 10.32 .10 (.54) (.44) (.28) — (.05)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 715
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.30) 10.81 22.09 2,668 1.35 1.15 2.82 92
(.24) 9.11 7.89 1,812 1.47 1.18 2 .9 1 73
(.65) 8.66 (18.73) 1,474 1.48 1.16 (.01) 157
(.03) 11.32 19.03 1,980 1.44 1.20 .03 207
(.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
(.22) 10.60 21.13 495 2.10 1.90 2.07 92
(.17) 8.94 6.98 432 2.22 1.93 2 . 18 73
(.61) 8.51 (19.22) 477 2.23 1.91 (.70) 157
(.01) 11.16 18.11 271 2.19 1.95 (.69) 207
(.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
(.33) 10.86 22.63 123,393 1.11 .80 3.15 92
(.27) 9.14 8.23 103,326 1.22 .83 3 . 22 73
(.68) 8.69 (18.38) 126,529 1.23 .81 .34 157
(.05) 11.34 19.24 164,993 1.19 .85 .48 207
(.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
(.32) 10.84 22.43 370,942 1.11 .90 3.04 92
(.26) 9.13 8.13 363,486 1. 23 .93 3 . 15 73
(.67) 8.68 (18.46) 468,226 1.23 .91 .25 157
(.04) 11.33 19.22 656,179 1.20 .95 .37 207
(.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
(.34) 10.87 22.58 92,390 .91 .70 3.25 92
(.28) 9.16 8.32 86,677 1.03 .73 3 . 38 73
(.68) 8.71 (18.28) 112,849 1.03 .71 .44 157
(.05) 11.36 19.48 154,330 .99 .75 .39 207
(.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
716 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 275,663
Administrative fees 24,397
Distribution fees 914
Shareholder servicing fees 107
Transfer agent fees 75,807
Trustee fees 1,252
$ 378,140
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 31,283 $ 510,482 $ 466,457 $ 9 $ (5) $ 75,312 $ 1,938 $ —
U.S. Cash Collateral Fund 5,630 46,900 52,530 — — — 336 —
$ 36,913 $ 557,382 $ 518,987 $ 9 $ (5) $ 75,312 $ 2,274 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 535,362,993 $ 57,142,682 $ (17,330,425) $ 39,812,257 $ 8,615,722 $ (19,026,205)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 18,291,342 $ — $ — $ 17,180,165 $ — $ —
Total distributable earnings (losses)
$ 1
Additional paid-in capital
(1)

Russell Investment Company
Notes to Schedules of Investments — October 31, 2024
Notes to Schedules of Investments 717
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Company
Notes to Schedules of Investments, continued — October 31, 2024
718 Notes to Schedules of Investments
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — October 31, 2024
Notes to Financial Highlights 719
(ȸ) For the period November 13, 2019 (inception date) to October 31, 2020.
(ſ) For the period September 11, 2023 (inception date) to October 31, 2023.
(ƶ) For the period September 12, 2023 (inception date) to October 31, 2023.
(ɸ) For the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include balances of the Cayman Multi-Asset Growth
Strategy Fund Ltd. (a Cayman Island exempted company and wholly-owned subsidiary of the Multi-Asset Growth Strategy Fund). Accordingly,
all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset Growth Strategy Fund, Ltd. was
liquidated and the Multi-Asset Growth Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
(ƥ) Average daily shares outstanding were used for this calculation.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. The returns presented herein may differ from the performance reported in the Shareholder Report as the returns herein are calculated in accordance with U.S.
Generally Accepted Accounting Principles (“U.S. GAAP”), while the performance in the Shareholder Report is calculated manner consistent with standardized performance in accordance with Securities and Exchange Commission rules.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(Ɵ) Less than $.01 per share.
(∆) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
October 31, 2024 1.12% 1.87% 0.83% 0.67%
October 31, 2023 1.11% 1.86% 0.82% 0.66%
October 31, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S Class Y
October 31, 2024 0.99% 1.74% 0.64% 0.74% 0.56%
October 31, 2023 0.99% 1.74% 0.64% 0.74% 0.57%
October 31, 2022 0.99% 1.74% 0.64% 0.74% N/A
October 31, 2021 N/A N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A N/A
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
October 31, 2024 1.26% 2.01% 0.87% 0.85% 0.97% 0.82%
October 31, 2023 1.26% 2.01% 0.87% 0.84% 0.97% 0.81%
October 31, 2022 1.26% 2.01% 0.87% 0.84% 0.97% 0.82%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
(∂) Distributions in excess of accumulated earnings and profits, but not in excess of current earnings and profits, computed on a tax basis.
(Ω) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — October 31, 2024
720 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. These financial statements report on 24 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the twelve months ended October 31, 2024.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds.
With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated Russell
Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule
2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 721
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
722 Notes to Financial Statements
techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor
International Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid &
Small Cap, Tax-Managed Real Assets, Long Duration Bond, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-
Exempt Bond, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income and Multi-Asset Growth Strategy
Funds had no transfers into or out of Level 3 for the period ended October 31, 2024.
The Emerging Markets and Tax-Managed International Funds had transfers out of Level 3 into Level 1 representing financial instruments for which quoted prices in an active market became available. The amounts transferred were as follows:
The Opportunistic Credit and Tax-Exempt High Yield Bond Funds had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Emerging Markets Fund $ 52,894
Tax-Managed International Equity Fund 1,020,018
Opportunistic Credit Fund $ 407,415
Tax-Exempt High Yield Bond Fund 178,800

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 723
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
724 Notes to Financial Statements
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2024, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2021 through October 31,
2023, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Long Duration Bond, Strategic Bond,
Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond and Tax-Exempt Bond
Quarterly April, July, October and December Multifactor U.S. Equity, Equity Income, Sustainable Equity,
U.S. Strategic Equity, Global Infrastructure, Global Real Estate
Securities, Multi-Strategy Income and Multi-Asset Growth
Strategy
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Multifactor International Equity, Global Equity,
Emerging Markets, Tax-Managed U.S. Large Cap, Tax-
Managed U.S. Mid & Small Cap, Tax-Managed International
Equity and Tax-Managed Real Assets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 725
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R6, Class S, and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
726 Notes to Financial Statements
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of October 31, 2024. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended October 31, 2024, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 727
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2024, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Funds Strategies
U.S. Small Cap Equity Fund Trade settlement
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed U.S. Mid & Small Cap Fund Trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Long Duration Bond Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
728 Notes to Financial Statements
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2024, the following Funds purchased or sold options primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2024, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
Funds Strategies
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Multifactor U.S. Equity Fund Exposing cash to markets
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Long Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 729
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the
Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
730 Notes to Financial Statements
obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2024, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2024, the following Funds entered into credit default swaps primarily for the strategies listed below:

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 731
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended October 31, 2024, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2024, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended October 31, 2024, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
732 Notes to Financial Statements
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 733
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Strategic Equity
Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust
Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State
Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a
Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of October 31, 2024, the Funds had securities on loan through the reciprocal lending program with a market value as follows:
Funds Amount
Sustainable Equity Fund
$ 4,095,835
U.S. Strategic Equity Fund
63,233,919
U.S. Small Cap Equity Fund
24,727,960

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
734 Notes to Financial Statements
As of October 31, 2024, the Funds held collateral for short sales as follows:
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. Until September 30, 2024, to the extent that a loan was collateralized by cash, such collateral was invested by the securities leading agent, Goldman Sachs Agency Lending, in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. Effective September 30, 2024, the Funds no longer invest in the U.S. Cash Collateral Fund.
The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.
Until September 30, 2024, income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, was divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or
105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the
Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt
Funds Amount
Sustainable Equity Fund
$ 14,559,237
U.S. Strategic Equity Fund
229,854,774
U.S. Small Cap Equity Fund
45,184,750

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 735
obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities..
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
736 Notes to Financial Statements
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 737
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
738 Notes to Financial Statements
risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended October 31, 2024, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Funds Purchases Sales
Multifactor U.S. Equity Fund $ 91,303,560 $ 344,530,982
Equity Income Fund 62,296,923 83,639,111
Sustainable Equity Fund 129,506,443 158,580,961
U.S. Strategic Equity Fund 1,554,896,102 2,076,736,900
U.S. Small Cap Equity Fund 623,208,945 723,271,032
Multifactor International Equity Fund 41,054,903 170,418,415
International Developed Markets Fund 284,147,158 460,699,173
Global Equity Fund 887,068,459 809 , 198 , 580
Emerging Markets Fund 477,473,065 611,241,389
Tax-Managed U.S. Large Cap Fund 1,831,442,785 1,605,799,332

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 739
During the period ended October 31, 2024, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the
U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, until September 30, 2024, all or a portion of the collateral received from the Investment Company’s securities lending program was invested in the U.S.
Cash Collateral Fund, an unregistered fund advised by RIM. RIM charged a management fee of 0.12% to this unregistered fund.
Out of the management fee, RIM paid certain expenses of the unregistered fund, including an administrative fee of 0.025% to
RIFUS. RIM retained the balance of the management fee. Effective September 30, 2024, the Funds no longer invest in the U.S.
Cash Collateral Fund.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Purchases Sales
Tax-Managed U.S. Mid & Small Cap Fund 825,398,648 756,455,671
Tax-Managed International Equity Fund 1,370,622,383 1,082,128,956
Tax-Managed Real Assets Fund 489,942,675 382,641,255
Opportunistic Credit Fund 2 66 , 032 , 785 348,045,681
Long Duration Bond Fund 15,553,296 11,613,209
Strategic Bond Fund 1,244,237,700 1,226,693,420
Investment Grade Bond Fund 39 6 , 412 , 048 348,099,187
Short Duration Bond Fund 284 , 034 , 32 7 248,247 , 097
Tax-Exempt High Yield Bond Fund 563 ,730 ,7 84 295,597,780
Tax-Exempt Bond Fund 2,78 4 , 921 , 655 2,0 73 , 7 4 0 , 4 1 3
Global Infrastructure Fund 250,957,686 201,906,743
Global Real Estate Securities Fund 268,628,880 308,078,825
Multi-Strategy Income Fund 255,673,715 311,892,826
Multi-Asset Growth Strategy Fund 476,896,912 567,592,045
Funds Purchases Sales
Opportunistic Credit Fund $ 1,592,375 $ 1,421,917
Long Duration Bond Fund 138,561,201 108,989,328
Strategic Bond Fund 450,300,483 643,116,320
Investment Grade Bond Fund 401,003,569 523,439,197
Short Duration Bond Fund 192,032,505 204,235,822
Multi-Asset Growth Strategy Fund 2,542,624 11,330,163

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
740 Notes to Financial Statements
Funds Asset Level
Fee Prior to
March 1, 2024
Fee Effective
March 1, 2024
Multifactor U.S. Equity Fund All assets .30% .30%
Equity Income Fund All assets .55% .55%
Sustainable Equity Fund All assets .55% .55%
U.S. Strategic Equity Fund First $1 billion .75% .58%
Next $2 billion .71% .54%
Next $3 billion .68% .51%
In excess of $6 billion .66% .49%
U.S. Small Cap Equity Fund All assets .70% .70%
Multifactor International Equity Fund All assets .45% .45%
International Developed Markets Fund All assets .70% .70%
Global Equity Fund First $1 billion .95% .73%
Next $2 billion .91% .69%
Next $3 billion .88% .66%
In excess of $6 billion .86% .64%
Emerging Markets Fund First $1 billion 1.15% .93%
Next $2 billion 1.11% .89%
Next $3 billion 1.08% .86%
In excess of $6 billion 1.06% .84%
Tax-Managed U.S. Large Cap Fund First $1 billion .70% .70%
Next $2 billion .66% .66%
Next $3 billion .63% .63%
Next $2 billion .61% .61%
In excess of $8 billion .59% .59%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98% .98%
Next $2 billion .94% .94%
Next $3 billion .91% .91%
In excess of $6 billion .89% .89%
Tax-Managed International Equity Fund First $1 billion .85% .85%
Next $2 billion .81% .81%
Next $3 billion .78% .78%
In excess of $6 billion .76% .76%
Tax-Managed Real Assets Fund First $1 billion .85% .85%
Next $2 billion .81% .81%
Next $3 billion .78% .78%
In excess of $6 billion .76% .76%
Opportunistic Credit Fund First $1 billion 1.00% .58%
Next $2 billion .96% .54%
Next $3 billion .93% .51%
In excess of $6 billion .91% .49%
Long Duration Bond Fund All assets .15% .15%
Strategic Bond Fund First $1 billion .50% .40%
Next $2 billion .46% .36%
Next $3 billion .43% .33%
In excess of $6 billion .41% .31%
Investment Grade Bond Fund All assets .25% .25%
Short Duration Bond Fund First $1 billion .45% .35%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 741
The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
Funds Asset Level
Fee Prior to
March 1, 2024
Fee Effective
March 1, 2024
Next $2 billion .41% .31%
Next $3 billion .38% .28%
In excess of $6 billion .36% .26%
Tax-Exempt High Yield Bond Fund All assets .50% .47%
Tax-Exempt Bond Fund All assets .30% .30%
Global Infrastructure Fund First $1 billion 1.25% .85%
Next $2 billion 1.21% .81%
Next $3 billion 1.18% .78%
In excess of $6 billion 1.16% .76%
Global Real Estate Securities Fund First $1 billion .80% .80%
Next $2 billion .76% .76%
Next $3 billion .73% .73%
In excess of $6 billion .71% .71%
Multi-Strategy Income Fund First $1 billion .75% .53%
Next $2 billion .71% .49%
Next $3 billion .68% .46%
In excess of $6 billion .66% .44%
Multi-Asset Growth Strategy Fund First $1 billion .85% .72%
Next $2 billion .81% .68%
Next $3 billion .78% .65%
In excess of $6 billion .76% .63%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
742 Notes to Financial Statements
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
The following shows the respective totals for advisory and administrative fees for the period ended October 31, 2024.
Funds Administrator*
Multifactor U.S. Equity Fund .05%
Equity Income Fund .05
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
Multifactor International Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Long Duration Bond Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund .05

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 743
RIM has agreed to certain waivers of its advisory fees as follows:
For the Multifactor U.S. Equity Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.35% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October
31, 2024 was $111,539. There were no reimbursements for the period ended October 31, 2024.
For the Equity Income Fund, RIM contractually agreed, until February 29, 2024, to waive 0.05% of its 0.55% advisory for the Fund. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $128,946. There were no reimbursements for the period ended October 31, 2024.
For the Sustainable Equity Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/
Funds Advisory Administrative
Multifactor U.S. Equity Fund
$ 1,498,691 $ 240,230
Equity Income Fund
1,043,537 91,203
Sustainable Equity Fund
1,011,201 88,378
U.S. Strategic Equity Fund
19,190,052 1,524,986
U.S. Small Cap Equity Fund
6,030,166 414,095
Multifactor International Equity Fund
904,196 96,652
International Developed Markets Fund
7,400,899 508,227
Global Equity Fund
14,348,252 884,168
Emerging Markets Fund
7,581,800 364,244
Tax-Managed U.S. Large Cap Fund
54,370,176 4,096,520
Tax-Managed U.S. Mid & Small Cap Fund
15,218,893 757,676
Tax-Managed International Equity Fund
29,781,894 1,754,936
Tax-Managed Real Assets Fund
8,051,935 455,501
Opportunistic Credit Fund
3,131,474 210,263
Long Duration Bond Fund
395,617 126,764
Strategic Bond Fund
9,082,430 1,060,139
Investment Grade Bond Fund
2,746,668 528,186
Short Duration Bond Fund
1,546,537 194,541
Tax-Exempt High Yield Bond Fund
9,182,814 920,960
Tax-Exempt Bond Fund
16,065,320 2,573,933
Global Infrastructure Fund
3,090,005 152,383
Global Real Estate Securities Fund
3,203,841 192,504
Multi-Strategy Income Fund
1,925,467 153,608
Multi-Asset Growth Strategy Fund
4,468,397 281,848

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
744 Notes to Financial Statements
or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $170,594. There were no reimbursements for the period ended October 31, 2024.
For the U.S. Strategic Equity Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of the Fund on annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/
or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed 0.47%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $4,093,815. There were no reimbursements for the period ended October 31, 2024.
For the Multifactor International Equity Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.64% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $278,113.
There were no reimbursements for the period ended October 31, 2024.
For the International Developed Markets Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive 0.02% of its 0.70% advisory fee for the
Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $244,259. There were no reimbursements for the period ended October 31, 2024.
For the Global Equity Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.79% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Effective March 1,
2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed
0.68%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $1,794,588. There were no reimbursements for the period ended October 31, 2024.
For the Emerging Markets Fund, RIM contractually agreed, until February 29, 2024, to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed 0.83%. These waivers may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $1,290,012.
For the Tax-Managed U.S. Large Cap Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 745
fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Effective March 1,
2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed
0.65%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $0. There were no reimbursements for the period ended
October 31, 2024.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed 0.96%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $77,073. There were no reimbursements for the period ended October 31, 2024.
For the Tax-Managed International Equity Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.84% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed 0.74%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $2,849,948. There were no reimbursements for the period ended October 31, 2024.
For the Tax-Managed Real Assets Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Effective March 1,
2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed
0.76%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $854,150. There were no reimbursements for the period ended October 31, 2024.
For the Opportunistic Credit Fund, RIM contractually agreed, until February 29, 2024, to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed 0.493%. These waivers may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $949,545.
For the Long Duration Bond Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.26% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.34% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $140,949. There were no reimbursements for the period ended October 31, 2024. There were no reimbursements for the period ended October
31, 2024.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
746 Notes to Financial Statements
For the Strategic Bond Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.43%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. From March 1, 2024 until May 31,
2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that resulted in an effective advisory fee not to exceed
0.34%. Effective June 1, 2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed 0.33%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $1,607,198. There were no reimbursements for the period ended October 31, 2024.
For the Investment Grade Bond Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Effective March 1,
2024, RIM contractually agreed, until February 28, 2025, to waive 0.01% of its 0.25% advisory fee for the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $266,986. There were no reimbursements for the period ended October 31,
2024.
For the Short Duration Bond Fund, RIM contractually agreed, until February 29, 2024, to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed, until
February 28, 2025, to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024,
RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed 0.292%.
These waivers may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $328,868.
For the Tax-Exempt High Yield Bond Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Effective March 1,
2024, RIM contractually agreed, until February 28, 2025, to waive 0.12% of its 0.47% advisory fee for the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $2,492,324. There were no reimbursements for the period ended October 31,
2024.
For the Global Infrastructure Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.85% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $1,027,089. There were no reimbursements for the period ended October 31, 2024.
For the Global Real Estate Securities Fund, RIM contractually agreed, until February 29, 2024, to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed 0.72%. These waivers may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $281,116.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 747
For the Multi-Strategy Income Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Effective March 1,
2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed
0.36%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $740,228. There were no reimbursements for the period ended October 31, 2024.
For the Multi-Asset Growth Strategy Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Effective March 1,
2024, RIM contractually agreed, until February 28, 2025, to a fee waiver that results in an effective advisory fee not to exceed
0.54%. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2024 was $1,190,449. There were no reimbursements for the period ended October 31, 2024.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2024, were as follows:

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
748 Notes to Financial Statements
RIFUS has contractually agreed to waive, through February 28, 2025, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Multifactor U.S. Equity Fund
$ 197,833
Equity Income Fund
354,537
Sustainable Equity Fund
349,238
U.S. Strategic Equity Fund
6,044,855
U.S. Small Cap Equity Fund
1,549, 370
Multifactor International Equity Fund
130,899
International Developed Markets Fund
2,028,643
Global Equity Fund
2,289,399
Emerging Markets Fund
1,297,823
Tax-Managed U.S. Large Cap Fund
17,047,400
Tax-Managed U.S. Mid & Small Cap Fund
3,152,956
Tax-Managed International Equity Fund
7,303,050
Tax-Managed Real Assets Fund
1,895,492
Opportunistic Credit Fund
762,706
Long Duration Bond Fund
353,600
Strategic Bond Fund
3,709,844
Investment Grade Bond Fund
1,822,705
Short Duration Bond Fund
490,890
Tax-Exempt High Yield Bond Fund
3,832,313
Tax-Exempt Bond Fund
10,710,214
Global Infrastructure Fund
537,854
Global Real Estate Securities Fund
665,465
Multi-Strategy Income Fund
459,434
Multi-Asset Growth Strategy Fund
988,957
Funds/Classes Waivers
Multifactor U.S. Equity Fund-Class M .15%
Multifactor U.S. Equity Fund-Class R6 .02
Equity Income Fund-Class S .04
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 749
For the period ended October 31, 2024, the total transfer agency fee waivers were as follows:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIC, pursuant to a distribution agreement with RIC.
Long Duration Bond Fund-Class M .15
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Funds Amount
Multifactor U.S. Equity Fund $ 11,826
Equity Income Fund 56,991
Sustainable Equity Fund 53,983
U.S. Strategic Equity Fund 1,202,860
U.S. Small Cap Equity Fund 403,454
Multifactor International Equity Fund 12,304
International Developed Markets Fund 593,452
Global Equity Fund 291,703
Emerging Markets Fund 241,609
Tax-Managed U.S. Large Cap Fund 2,408,603
Tax-Managed U.S. Mid & Small Cap Fund 1,169,777
Tax-Managed International Equity Fund 1,101,866
Tax-Managed Real Assets Fund 305,019
Opportunistic Credit Fund 484,470
Long Duration Bond Fund 88,311
Strategic Bond Fund 1,470,301
Investment Grade Bond Fund 546,486
Short Duration Bond Fund 312,851
Tax-Exempt High Yield Bond Fund 958,957
Tax-Exempt Bond Fund 4,788,347
Global Infrastructure Fund 96,417
Global Real Estate Securities Fund 64,867
Multi-Strategy Income Fund 30,017
Multi-Asset Growth Strategy Fund 116,694

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
750 Notes to Financial Statements
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% and 0.75% of the average daily net assets of a Fund’s Class A and Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A or Class C
Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended October 31, 2024:
Affiliated Brokerage Transactions
Most of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third-party trade execution quality reports and RIIS’ commission rates relative to commission rates for comparable
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Multifactor U.S. Equity Fund $ — $ 15,943 $ 2,702
Equity Income Fund — 6,233 884
Sustainable Equity Fund — 17,596 2,465
U.S. Strategic Equity Fund 35 14,986 2,878
U.S. Small Cap Equity Fund — 3,449 639
International Developed Markets Fund — 3,569 718
Global Equity Fund — 4,409 837
Emerging Markets Fund — 1,977 395
Tax-Managed U.S. Large Cap Fund (74) 173,415 29,165
Tax-Managed U.S. Mid & Small Cap Fund — 46,543 8,419
Tax-Managed International Equity Fund — 56,609 10,006
Tax-Managed Real Assets Fund — 22,342 4,164
Opportunistic Credit Fund — 1,029 205
Strategic Bond Fund — 3,925 754
Investment Grade Bond Fund — 1,249 248
Short Duration Bond Fund — 526 108
Tax-Exempt High Yield Bond Fund — 26,120 5,296
Tax-Exempt Bond Fund — 55,822 11,164
Global Infrastructure Fund — 1,936 364
Global Real Estate Securities Fund — 2,243 394
Multi-Strategy Income Fund — 2,148 297
Multi-Asset Growth Strategy Fund — 503 88

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 751
services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended October 31, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, which has 30 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended October 31, 2024, the total compensation paid to the Trustees by the Russell Investments fund complex was $2,010,000.
5. Federal Income Taxes
As of October 31, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds Purchases Sales
Realized
Gain (Loss)
Tax-Exempt High Yield Bond Fund $ 46,299 $ 40,100 $ (2,652)
Tax-Exempt Bond Fund 380,805 349,908 (18,439)
No Expiration
Funds Short-Term Long-Term Totals
Multifactor International Equity Fund $ 8,325,816 $ 24,415,356 $ 32,741,172
International Developed Markets Fund — 10,802,646 10,802,646
Emerging Markets Fund 48,010,592 — 48,010,592
Tax-Managed U.S. Large Cap Fund 202,812,020 — 202,812,020
Tax-Managed U.S. Mid & Small Cap Fund 18,614,377 — 18,614,377
Tax-Managed International Equity Fund 534,440,753 24,277,064 558,717,817
Tax-Managed Real Assets Fund 85,559,674 8,830,302 94,389,976
Opportunistic Credit Fund 32,232,310 106,987,780 139,220,090
Long Duration Bond Fund 547,298 3,734,838 4,282,136
Strategic Bond Fund 234,196,334 337,779,198 571,975,532
Investment Grade Bond Fund 35,512,679 48,554,722 84,067,401
Short Duration Bond Fund 2,589,705 11,993,397 14,583,102
Tax-Exempt High Yield Bond Fund 44,907,451 42,963,220 87,870,671
Tax-Exempt Bond Fund 76,933,366 156,333,684 233,267,050
Global Real Estate Securities Fund 48,337,940 16,159,878 64,497,818
Multi-Strategy Income Fund 24,459,227 — 24,459,227
Multi-Asset Growth Strategy Fund 19,026,205 — 19,026,205

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
752 Notes to Financial Statements
6. Record Ownership
As of October 31, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedules of Investments. As of October 31, 2024, the Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 12, 2025, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended October 31,
2024.
Funds # of Shareholders %
Multifactor U.S. Equity Fund
4 79.3
Equity Income Fund
3 53.2
Sustainable Equity Fund
3 50.4
U.S. Strategic Equity Fund
4 75.0
U.S. Small Cap Equity Fund
3 61.0
Multifactor International Equity Fund
5 92.8
International Developed Markets Fund
4 70.9
Global Equity Fund
4 48.8
Emerging Markets Fund
4 68.1
Tax-Managed U.S. Large Cap Fund
4 77.4
Tax-Managed U.S. Mid & Small Cap Fund
5 87.4
Tax-Managed International Equity Fund
4 80.1
Tax-Managed Real Assets Fund
4 75.1
Opportunistic Credit Fund
4 73.4
Long Duration Bond Fund
3 47.7
Strategic Bond Fund
4 69.2
Investment Grade Bond Fund
5 72.6
Short Duration Bond Fund
3 55.5
Tax-Exempt High Yield Bond Fund
4 77.0
Tax-Exempt Bond Fund
5 87.9
Global Infrastructure Fund
4 61.1
Global Real Estate Securities Fund
3 59.8
Multi-Strategy Income Fund
3 63.6
Multi-Asset Growth Strategy Fund
4 62.0

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 753
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm
754 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of Multifactor U.S. Equity Fund, Equity Income
Fund, Sustainable Equity Fund, U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, Multifactor International Equity Fund,
International Developed Markets Fund, Global Equity Fund, Emerging Markets Fund, Tax-Managed U.S. Large Cap Fund, Tax-
Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-Managed Real Assets Fund, Opportunistic
Credit Fund, Long Duration Bond Fund, Strategic Bond Fund, Investment Grade Bond Fund, Short Duration Bond Fund, Tax-
Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure Fund, Global Real Estate Securities Fund, Multi-
Strategy Income Fund and Multi-Asset Growth Strategy Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Multifactor U.S.
Equity Fund, Equity Income Fund, Sustainable Equity Fund, U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, Multifactor
International Equity Fund, International Developed Markets Fund, Global Equity Fund, Emerging Markets Fund, Tax-Managed
U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-Managed Real
Assets Fund, Opportunistic Credit Fund, Long Duration Bond Fund, Strategic Bond Fund, Investment Grade Bond Fund, Short
Duration Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure Fund, Global Real Estate
Securities Fund, Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund (twenty-four of the funds constituting Russell
Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October
31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 755
December 23, 2024
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
Tax Information — October 31, 2024 (Unaudited)
756 Tax Information
For the tax year ended October 31, 2024, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2024, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short-term capital gains dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year
2024.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Multifactor U.S. Equity Fund
54.4%
Equity Income Fund
60.8%
Sustainable Equity Fund
52.7%
U.S. Strategic Equity Fund
81.2%
U.S. Small Cap Equity Fund
50.4%
Multifactor International Equity Fund
0.0%
International Developed Markets Fund
0.0%
Global Equity Fund
38.7%
Emerging Markets Fund
0.0%
Tax-Managed U.S. Large Cap Fund
100.0%
Tax-Managed U.S. Mid & Small Cap Fund
100.0%
Tax-Managed International Equity Fund
0.0%
Tax-Managed Real Assets Fund
22.1%
Opportunistic Credit Fund
0.0%
Long Duration Bond Fund
0.0%
Strategic Bond Fund
0.0%
Investment Grade Bond Fund
0.0%
Short Duration Bond Fund
0.0%
Tax-Exempt High Yield Bond Fund
0.0%
Tax-Exempt Bond Fund
0.0%
Global Infrastructure Fund
34.5%
Global Real Estate Securities Fund
0.0%
Multi-Strategy Income Fund
9.7%
Multi-Asset Growth Strategy Fund
10.2%

Russell Investment Company
Tax Information, continued — October 31, 2024 (Unaudited)
Tax Information 757
Pursuant to Section 852 of the Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2024:
Please consult a tax adviser for any questions about federal or state income tax laws.
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2024.
Pursuant to Section 853 of the Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Pursuant to Section 852(b)(5)(A) of the Code, the following Funds designate distributions from net investment income as exempt interest dividends during the taxable year ended October 31, 2024:
Multifactor U.S. Equity Fund
$ 19,867,447
Equity Income Fund
18,978,381
Sustainable Equity Fund
11,108,968
U.S. Strategic Equity Fund
66,753,693
U.S. Small Cap Equity Fund
17,084,844
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
Multifactor International Equity Fund
$ 340,205 $ 0.0254 $ 5,164,894 $ 0.3863
International Developed Markets Fund
2,272,888 0.0957 26,129,221 1.1005
Emerging Markets Fund
5,162,328 0.1133 15,520,017 0.3406
Tax-Managed International Equity Fund
7,922,043 0.0237 84,159,981 0.2519
Tax-Exempt High Yield Bond Fund
$ 74,384,978
Tax-Exempt Bond Fund
172,969,421

Russell Investment Company
Affiliated Brokerage Transactions — October 31, 2024 (Unaudited)
758 Affiliated Brokerage Transactions
As discussed in Note 4 in the Notes to Financial Statements contained in this annual report, most of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the
Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds' equity transactions.
To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third party trade execution quality reports and RIIS' commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby
RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which
RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended
October 31, 2024 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX
Fees").
Fund Name
Affiliated Broker Total
Commissions
RIIS Net
RIIS FX Fees
Multifactor U.S. Equity Fund RIIS $ 11,775 $ 10,892 $ —
Equity Income Fund
RIIS
7,501 5,600 —
Sustainable Equity Fund
RIIS
3,120 2,595 —
U.S. Strategic Equity Fund
RIIS
68,031 61,764 —
U.S. Small Cap Equity Fund
RIIS
134,912 115,829 495
Multifactor International Equity Fund
RIIS
21,542 17,609 20,487
International Developed Markets Fund
RIIS
82,748 65,899 74,251
Global Equity Fund
RIIS
79,853 60,759 67,196
Emerging Markets Fund
RIIS
191,519 118,986 39,066
Tax-Managed U.S. Large Cap Fund
RIIS
186,506 168,374 —
Tax-Managed U.S. Mid & Small Cap Fund
RIIS
236,082 207,684 —
Tax-Managed International Equity Fund
RIIS
354,028 246,675 115,196
Tax-Managed Real Assets Fund
RIIS
95,276 81,983 22,819
Global Infrastructure Fund
RIIS
34,336 26,729 20,529
Global Real Estate Securities Fund
RIIS
42,581 35,790 17,670
Multi-Strategy Income Fund
RIIS
19,220 14,364 7,030
Multi-Asset Growth Strategy Fund
RIIS
46,050 35,201 19,329

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 759
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and, in the case of Funds employing a managers-
of-managers method of investment, the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 20, 2024 (the “Agreement Evaluation Meeting”). During
the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information
(the “Third-Party Provider”) comparing (i) the performance of the Funds over various time periods and (ii) the Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the Third-Party
Provider and/or by RIM, in the case of the custom peer comparisons, to be generally comparable to the Funds (the “Third-Party
Information”). The Third-Party Information provided performance and operating expense comparisons for Class S shares of the
Funds, except for the Long Duration Bond Fund, for which the Third-Party Information showed performance comparisons for Class
S since first being issued on September 11, 2023, and for Class Y shares prior to that date. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s
“Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement
Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the
Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the
Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At meetings held virtually on April 5, 2024 and April 15, 2024, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received to those dates. At a meeting held in person on April 22, 2024, the
Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received to that date. At a meeting held in person on April 23, 2024 (the “Agreement Information Review Meeting”), the Board, including the
Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chief Financial
Officer of RIM and RIM’s ultimate parent company, and (iv) the President, Chief Executive Officer and non-Independent Trustee
of the Funds, who is also a Director of RIM and the Chief Operating Officer of RIM’s ultimate parent company, were present;
(2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation
Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review Meeting, the Independent Trustees communicated additional questions and requested additional Agreement Evaluation Information. Certain additional Agreement Evaluation Information requested verbally at the Agreement Information Review Meeting was provided to the Board on May 3, 2024. On May 13, 2024, the Independent Trustees met by video conference in private session with Independent
Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information provided to date. After the conclusion of such meeting, the Independent Trustees provided follow-up comments and questions relating to the additional Agreement Evaluation Information. On May 16, 2024 and at the Agreement Evaluation Meeting, the Board
was provided with responses to the follow-up comments and questions relating to certain of the additional Agreement Evaluation
Information requested at the Agreement Information Review Meeting and subsequent thereto.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
760 Basis for Approval of Investment Advisory Contracts
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the
Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Funds employ a manager-of-managers method of investment
(the “Manager-of-Managers Funds”) and that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies. Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers Funds and is responsible for paying fees to the Money Managers
(“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Funds to RIM for its services under the RIM
Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers
Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Multifactor U.S.
Equity Fund, Multifactor International Equity Fund and Long Duration Bond Fund do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. In this regard, assets of each Manager-of-Managers Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Manager-of-Managers Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each
Manager-of-Managers Fund’s cash and portions of a Manager-of-Managers Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-of-Managers Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money Managers in a centralized portfolio.
RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Manager-of-Managers Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs
(including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between Money Manager strategies, managing Money
Manager transitions and that, for the Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed
International Equity Fund and Tax-Managed Real Assets Fund (the “Tax-Managed Equity Funds”), emulation provides a more flexible structure to manage optimal tax lot selection, minimize wash sales, manage holding period, defer realized gains and harvest losses. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM
Agreement.
With respect to the Tax-Managed Equity Funds, RIM described the advantages of the active tax management strategies and implementation techniques that RIM employs, which include centralized trading and implementation, taxable gain and loss harvesting

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 761
activities, capital gain deferral, tax lot management, management of portfolio yield and holding periods and minimization of wash sales, where possible, and how the services provided by RIM to the Funds are differentiated from the services generally provided to other tax-managed investment options. RIM also described value-added services provided by RIM to the Tax-Managed Equity
Funds, including the integration of portfolio management decisions and tax-management decisions into one process, managing the trade-off between reducing tracking error and tax-loss harvesting, opportunistic and customized trade timing decisions, and the ability to actively refresh tax lots to minimize chances of future lock-up.
In the case of Manager-of-Managers Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-
Managers Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM in accordance with the Manager-
of-Managers Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary
Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies;
with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the
Board additions of new Money Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money
Manager with specific investment guidelines based on a Fund’s investment program and RIM’s assessment of the Money Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the
Manager-of-Managers Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and
RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Fund. In the Agreement Evaluation
Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Funds by RIM and the relatively narrow portfolio management services provided to the Manager-of-Managers Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager
Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the
Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-Managers
Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the
Manager-of-Managers Funds operate so that investors may take that information into account when deciding to purchase shares

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
762 Basis for Approval of Investment Advisory Contracts
of any Manager-of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation and experience in managing the structure of the Manager-of-Managers Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-Managers
Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund, including, in the case of Manager-of-Managers Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Funds invest their uninvested cash and securities lending cash collateral, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM who are also senior representatives of RIM’s ultimate parent company certain initiatives involving cost management and optimization efforts, potential new client relationships, initial thoughts on potential new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds. The Chief Investment Officer of Russell Investments discussed with the Board the performance of certain Funds, how RI measures performance success, and recent investment process enhancements which were previously discussed with the Board regarding changes to the level and composition of risk.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The
Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the
Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 763
policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
The Board also received information from and discussed with the CCO interactions between RIM and its principal regulators over the past twelve months.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors,
LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels, capital structure and liquidity of Russell Investments Group, Ltd., and the impact of certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Funds pursuant to the RIM Agreement, with the actual allocation of Manager-of-Managers Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Manager-of-Managers Funds’ assets that are not allocated to Money
Manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers
Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as lower volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2023, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Manager-of-Managers
Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, for the Manager-of-Managers Funds, its portfolio managers combine Money Manager strategies and, through
RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Fund. RIM’s Direct Management Services
are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management Services. RIM

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
764 Basis for Approval of Investment Advisory Contracts
advised the Board that allocations, or increased allocations, of Manager-of-Managers Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related
Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Funds, and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Funds are not increased as a result of RIM’s direct management of
Manager-of-Managers Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-
of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Manager-of-Managers Funds, whereby those Manager-of-Managers Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Funds or RIM from the use of a Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a Money Manager bench lineup for
Manager-of-Managers Funds, or create Money Manager bench lineups for additional Manager-of-Managers Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Funds were previously converted to non-
discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-of-Managers
Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Manager-of-Managers Funds, it assumes various additional risks, including trade error risk, as it takes over responsibility for trading. RIM generally effects
Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Funds pay RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission. RIM noted certain enhancements in recent years to the emulation process, including increasing the frequency of receipt of certain Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by
Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.

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• Name and investment strategy changes for the Long Duration Bond Fund (formerly, Multifactor Bond Fund).
• Benchmark changes for certain Funds to comply with new SEC regulations.
• Previous adjustments to the overall credit quality and risk exposures for certain fixed-income Funds to better align these Funds with their peer group constituents which is expected to result in a higher level of differentiation between those Funds.
• The reduction in contractual advisory fee rates for certain Funds for which RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and the implementation of new waivers and/or expense caps for such Funds.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable
Funds in pursuing their investment objectives.
The Board considered that, effective March 1, 2024, the contractual advisory fee rates were reduced for certain Funds for which
RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and new waivers and/or expense caps for certain Funds were implemented upon the expiration of the prior waivers and/or expense caps. To assist the Board’s evaluation of the Advisory Fees, Management Fees and total expenses of the Funds, RIM provided comparisons and discussion of the Management Fees and total expenses of each Fund on an annualized pro forma basis (i.e., adjusted to reflect the changes to contractual Advisory Fees and Advisory Fee waivers and expense caps, as applicable) relative to the management fees and total expenses of such Fund’s Comparable Funds included in the Third-Party Information (the “Pro Forma Information”).
The Pro Forma Information included, among other things, comparisons of the Funds’ Management Fees with the management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers, expense caps and/or breakpoints implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Pro Forma Information showed, among other things, that the Emerging Markets Fund, Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-
Managed International Equity Fund, Tax-Managed Real Assets Fund, Opportunistic Credit Fund, Strategic Bond Fund and Short
Duration Bond Fund each had a Management Fee which, compared with the management fees of its respective Expense Group’s
Comparable Funds on a pro forma basis, was ranked in the fourth or fifth quintile of its Expense Group for that expense component.
The Management Fees for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Group, and the fifth quintile represents funds with the highest management fees among funds in the Expense Group. The comparisons were based upon the latest fiscal years for the Expense Group funds and the Pro Forma Information.
In discussing the Funds’ Management Fees generally, RIM noted, among other things, that its Management Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margins from its relationships with the Funds increased slightly in 2023, and
RIM’s 2023 pre-tax profit margins in providing investment advisory services to the Funds is modestly higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2023 reflecting the prior 12 months.
RIM has expressed its view that Advisory Fees should also be considered not only in isolation, but also in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Group. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Funds relative to their respective Comparable Funds, including the fee

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766 Basis for Approval of Investment Advisory Contracts
waivers or expense caps RIM had implemented and agreed to implement subsequently in 2024 to reduce Management Fees and/
or total expenses for certain Funds, and Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons.
With respect to each Fund with a Management Fee ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s Management Fee was fair and reasonable notwithstanding the Pro Forma Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the Emerging Markets Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group. RIM noted that the Fund’s Expense Group quintiles, especially the third, fourth and fifth quintiles, have significantly declined for Management Fees year over year, which impacted the Fund’s quintile ranking.
With respect to the Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that only one of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-
tax returns. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable after-tax, pre-
liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed International Equity Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund. In addition to the Third-Party Information, RIM prepared comparisons of the Fund’s fees and expenses within a custom blend of two categories of peer funds (foreign large blend funds and diversified emerging markets funds) (the “Custom Expense Comparison”). The Board considered the Fund’s Management Fee relative to the management fees of the Comparable Funds of both the Expense Group and Custom Expense Comparison. In considering the
Fund’s Management Fee rankings, the Board took account of the Fund’s favorable recent after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed Real Assets Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund. RIM noted the differences between the investment strategies of the Fund and its
Comparable Funds within its Expense Group.
For the Tax-Managed Equity Funds, at and following the Agreement Information Review Meeting, the Board requested, and RIM later provided, comparisons of 2023 capital gains distributions as a percent of NAV and the tax cost ratios for the Tax-Managed
Equity Funds and their respective Morningstar category averages. In addition, in response to a request from the Independent
Trustees, RIM provided comparative information which included investment minimums, management fees, net expense ratios, estimated cash flows, tax cost ratios, estimated capital gains and performance for two of the Tax-Managed Equity Funds relative to one other third-party fund that uses tax-management techniques. The Board further considered the meaningful cash inflows into the
Tax-Managed Equity Funds over the past five years and the implication from such inflows that shareholders value the tax-managed services provided by RIM to these Funds.
With respect to the Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its
Comparable Funds in its Expense Group, and that RIM had engaged an independent provider of investment company information to create an additional custom peer comparison for the Fund based on a quantitative assessment of holdings. The Board considered
RIM’s belief that a peer comparison based on the specified holdings criteria is another appropriate peer comparison in addition to its assigned Expense Group and noted that the Fund’s Advisory Fee compared less favorably against the additional custom peer selection. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable recent performance rankings relative to its Performance Universe, and also considered the Fund’s performance rankings relative to the additional custom peer selection. The Board further considered the Advisory Fee waivers that RIM previously had agreed to implement and that, after considering a request from the Independent Trustees, RIM agreed to implement additional Advisory Fee waivers for the

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Fund in 2024. The Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its Comparable Funds and the constituents of the additional custom peer selection.
With respect to the Strategic Bond Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group. The Board further considered that, after considering a request from the Independent Trustees, RIM agreed to implement Advisory Fee waivers for the Fund in two phases in 2024. The Board noted that, while in effect, these Advisory
Fee waivers would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its
Comparable Funds.
With respect to the Short Duration Bond Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group. The Board further considered that, after considering a request from the Independent Trustees,
RIM agreed to implement an Advisory Fee waiver for the Fund in 2024. The Board noted that, while in effect, the Advisory Fee waiver would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its
Comparable Funds.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds, as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or expense limitation arrangements that had been implemented in the past year and those proposed to be implemented in 2024. In addition, the Board, in the case of certain Funds, considered Advisory Fee breakpoints that previously had been implemented for those Funds.
The Board also considered that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds.
RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s or its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the U.S. Securities and Exchange Commission. Accordingly, the
Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Pro Forma Information showed that the total expenses for the Sustainable Equity
Fund, Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Global Equity Fund, Emerging
Markets Fund, Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity
Fund, Tax-Managed Real Assets Fund, Opportunistic Credit Fund, Long Duration Bond Fund, Strategic Bond Fund, Investment
Grade Bond Fund, Short Duration Bond Fund, Tax Exempt High Yield Bond Fund, Tax Exempt Bond Fund, Global Infrastructure
Fund, Global Real Estate Securities Fund, Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund each ranked in the fourth or fifth quintile of its Expense Group. The total expenses for each of the other Funds, ranked in the third quintile of its
Expense Group, or better. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the
Expense Group and the fifth quintile represents funds with the highest total expenses among funds in the Expense Group.
With respect to each Fund with total expenses ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s total expense ratio was fair and reasonable notwithstanding the Pro Forma Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the Sustainable Equity Fund, the Board considered the small variance of the Fund’s total expenses to the third quintile of its Expense Group. The Board further considered that the Fund’s Management Fee ranked in the first quintile of its
Expense Group.

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With respect to the Strategic Equity Fund, the Board considered the small variance of the Fund’s total expenses to the third quintile of its Expense Group. The Board further considered that the Fund’s Management Fee ranked in the second quintile of its Expense
Group.
With respect to the U.S. Small Cap Equity Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Expense Group, and RIM’s belief that such variance is driven primarily by the intermediary channels through which the Fund is sold. The Board further considered that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the International Developed Markets Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Expense Group, and RIM’s belief that such variance is driven primarily by the intermediary channels through which the Fund is sold. The Board further considered that the Fund’s Management Fee ranked in the third quintile of its Expense
Group.
With respect to the Global Equity Fund, the Board considered RIM’s belief that the variance of the Fund’s total expenses to the third quintile of its Expense Group is driven primarily by the intermediary channels through which the Fund is sold. The Board further considered that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the Emerging Markets Fund, the Board considered RIM’s belief that the variance of the Fund’s total expenses to the third quintile of its Expense Group is driven primarily by the intermediary channels through which the Fund is sold. RIM noted that the Fund’s Expense Group quintiles, particularly the fourth and fifth quintiles, have materially declined for total expenses year over year, which impacted the Fund’s quintile ranking. The Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group.
With respect to the Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that only one of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the
Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns. In considering the Fund’s total expense rankings, the Board took account of the Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed International Equity Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. The Board considered the Fund’s total expenses relative to the total expenses of the Comparable Funds of both the Expense Group and Custom Expense Comparison. In considering the Fund’s total expense rankings, the Board took account of the Fund’s favorable recent after-tax, pre-liquidation performance rankings relative to the constituents of its Custom Peer Comparison.
With respect to the Tax-Managed Real Assets Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. RIM noted the differences between the investment strategies of the Fund and its Comparable
Funds within its Expense Group.
With respect to the Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its
Comparable Funds in its Expense Group, and that RIM had engaged an independent provider of investment company information to create an additional custom peer comparison for the Fund based on a quantitative assessment of holdings. The Board considered
RIM’s belief that a peer comparison based on the specified holdings criteria is another appropriate peer comparison in addition to its assigned Expense Group and noted that the Fund’s total expenses compared more favorably against the additional custom peer selection. In considering the Fund’s total expense rankings, the Board took account of the Fund’s favorable recent performance rankings relative to its Comparable Funds, and also considered the Fund’s performance rankings relative to the additional custom peer selection. The Board further considered the Advisory Fee waivers that RIM previously had agreed to implement and that, after considering a request from the Independent Trustees, RIM agreed to implement additional Advisory Fee waivers for the Fund in
2024. The Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds and the constituents of the additional custom peer selection.

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With respect to the Long Duration Bond Fund, RIM noted that the Fund’s investment strategies were changed in 2023 and, due to the change in the Fund’s peer category, RIM requested that the Third-Party Information also include a custom Expense Group that blends the peer categories of the Fund before and after the strategy changes. The Board considered the small variance of the Fund’s total expenses to the third quintile of the custom Expense Group, and RIM’s advice that, given the blended custom Expense Group, there is no appropriate peer comparison available at this time.
With respect to the Strategic Bond Fund, the Board considered the small variance of the Fund’s total expenses to the third quintile of its Expense Group. RIM’s noted its belief that the variance of the Fund’s total expenses to the third quintile of its Expense Group is driven primarily by the intermediary channels through which the Fund is sold. The Board further considered that, after considering a request from the Independent Trustees, RIM agreed to implement Advisory Fee waivers for the Fund in two phases in 2024. The
Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s total expenses relative to its Comparable Funds.
With respect to the Investment Grade Bond Fund, RIM noted that it does not agree with the Fund’s Expense Group and requested that the Third-Party Information also include a custom Expense Group that RIM believes is a more appropriate comparison. The
Board noted that the Fund’s total expenses ranked comparably against both the Expense Group and the custom Expense Group.
The Board considered the small variance of the Fund’s total expenses to the third quintile of its Expense Group and custom Expense
Group. RIM’s noted its belief that the variance of the Fund’s total expenses to the third quintile of its Expense Group is driven primarily by the intermediary channels through which the Fund is sold.
With respect to the Short Duration Bond Fund, RIM noted that the variance of the Fund’s total expenses to the third quintile of its expense group was due primarily to custodian fees as result of investment strategies employed by the Fund. The Board considered that, after considering a request from the Independent Trustees, RIM agreed to implement an Advisory Fee waiver for the Fund in
2024. The Board noted that, while in effect, the Advisory Fee waiver would have a beneficial effect on comparisons of the Fund’s total expenses relative to its Comparable Funds.
With respect to the Tax-Exempt High Yield Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the first quintile of its Expense Group.
RIM noted the Fund’s outperformance relative to its Performance Universe average over the 1-, 3- and 5-year and since-inception periods.
With respect to the Tax-Exempt Bond Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the third quintile of its Expense Group. RIM noted the Fund’s outperformance relative to its Performance Universe average over the 1-, 3-, 5- and 10-year periods.
With respect to the Global Infrastructure Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the third quintile of its Expense Group. RIM attributed the variance of the Fund’s total expenses to the third quintile to the intermediary channels through which the Fund is sold.
RIM noted the Fund’s outperformance relative to its Performance Universe average over the 1-, 3-, 5- and 10-year periods.
With respect to the Global Real Estate Securities Fund, the Board considered that the Fund’s Management Fee ranked in the second quintile of its Expense Group. RIM attributed the variance of the Fund’s total expenses to the third quintile to the intermediary channels through which the Fund is sold.
With respect to the Multi-Strategy Income Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the first quintile of its Expense Group.
With respect to the Multi-Asset Growth Strategy Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the second quintile of its Expense Group.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and/or expense caps, and considering any differences in the investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and Administrative Fee were acceptable in light of the nature, scope

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and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that
RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5)
found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Funds; in the case of Manager-of Managers Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds supported the continuation of the RIM Agreement. In assessing the performance of Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December
31, 2023 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers Funds, including changes in Money Managers or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results. With respect to the Tax-Managed Equity Funds, the
Board considered each Fund’s after-tax performance on a pre-liquidation and a post-liquidation basis.
With respect to the U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2023, and was ranked in the second quintile of its Performance Universe for the 1-year period and the third quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that the Fund’s tilt toward stocks with small market capitalization characteristics relative to the Comparable Funds was a headwind, as mega cap securities outperformed within the U.S. large cap market. RIM further noted that the Fund’s peer relative sector positioning had a mixed impact overall with an overweight to the outperforming energy sector being rewarded while an overweight to the consumer discretionary sector detracted from performance. The Board considered that the changes to certain Money Managers and changes in allocations among Money Managers and RIM’s Direct Management
Services that were implemented in 2022 have contributed positively to the Fund’s performance.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2023, and was ranked in the fourth quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that the Fund’s relative overweight to interest rate risk detracted from performance in 2022, when interest rates increased while the Fund’s higher quality credit profile partially offset 2022’s negative relative performance. RIM also noted that in 2023, the Fund maintained a longer duration compared to peers, which hurt relative performance in an environment where interest rates rose, and had less credit risk relative to peers, which was a drag on performance. The Board considered that a Money Manager change made in 2021 has contributed positively to the Fund’s performance.
With respect to the Investment Grade Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2023, and was ranked in the fourth quintile of its Performance Universe for the 5-year period ended on such date. RIM attributed the Fund’s relative underperformance to differences in performance objectives and strategies employed by its Comparable Funds and gave examples of such differences. RIM noted that the Fund has a higher allocation to U.S. government bonds, investment-grade corporate bonds, and a lower allocation to securitized sectors and mortgage-backed securities, and that Fund’s risk posture leads to an overweight to higher quality issues than its Comparable Funds. For the 3-year period, RIM noted that the Fund’s underweight to credit has detracted from performance as credit premia has been additive over the past three years, and the Fund’s longer duration relative to the Comparable Funds contributed to the Fund’s underperformance.
With respect to the Short Duration Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2023, and was ranked in the third quintile of its Performance Universe for the 5-year period ended on such date. RIM noted that the Fund’s Comparable Funds

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
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Basis for Approval of Investment Advisory Contracts 771
have tended to hold larger overweights to securitized sectors which benefit during risk rallies. For 2021, RIM attributed the Fund’s underperformance largely to a longer duration position as rates sold off, and a higher quality bias as lower quality bonds held up.
For 2022 and 2023, RIM noted that the Fund had a reduced duration position, which was additive given the continued rise in rates.
RIM further noted that in 2023, the Fund maintained an overweight to higher quality bonds, while lower quality bonds outperformed as spreads generally tightened over the year.
With respect to the Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2023. RIM noted
that the Fund’s Performance Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and a number of constituents that are benchmarked to different indexes than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
With respect to the Multi-Asset Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2023, and was ranked in the first quintile of its Performance Universe for the 1-year period and the fifth quintile of its Performance Universe for the 5-year period ended on such date. RIM noted that the Fund underperformed its Performance Universe during the 3-year period primarily due to asset allocation decisions, as overweight allocations to non-U.S. equities and value equities relative to the Comparable Funds detracted from peer relative performance. RIM further noted that while spreads between growth and value equities have widened compared to historical levels, RIM continues to believe that the valuation spread is unsustainable and will revert to normal levels.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2023.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers Funds’
performance relative to their primary benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. With respect to the Manager-
of-Managers Funds, for the 1-year period ended December 31, 2023, the Equity Income Fund, Opportunistic Credit Fund, Short
Duration Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure Fund, Global Real Estate Securities Fund, and Multi-Strategy
Income Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2023, the Equity Income Fund,
U.S. Small Cap Equity Fund, Global Equity Fund, Opportunistic Credit Fund, Tax-Exempt Bond Fund, and Multi-Strategy Income
Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2023, the Equity Income Fund,
U.S. Small Cap Equity Fund, Opportunistic Credit Fund, Short Duration Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure
Fund, and Global Real Estate Securities Fund outperformed their respective benchmarks. With respect to the Funds that are not
Manager-of-Managers Funds, for the 3-year period ended December 31, 2023, the Multifactor U.S. Equity Fund and Multifactor
International Equity Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Manager-of-Managers Fund performance for periods prior and subsequent to their termination.
Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement
Evaluation Information and/or prior Board meetings that have been and may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate.
The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Manager-of-Managers Funds’

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
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772 Basis for Approval of Investment Advisory Contracts
portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Fund would be in the best interests of the Manager-of-Managers Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
At the quarterly Board meeting held on May 21, 2024, the Board received a proposal from RIM to approve a new portfolio management contract for the Sustainable Equity Fund. At the quarterly Board meeting held on August 27, 2024, the Board received proposals from RIM to approve new portfolio management contracts for the Global Equity Fund, Multi-Strategy Income Fund
and Multi-Asset Growth Strategy Fund. At a special meeting held on September 24, 2024, the Board received a proposal from
RIM to approve a new portfolio management contract for the Short Duration Bond Fund. At a special meeting held on October
24, 2024, the Board received a proposal from RIM to approve a new portfolio management contract for the Strategic Bond Fund.
The Trustees approved the terms of each of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager;
performance information for the new Money Managers; information as to any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including the Agreement Evaluation Meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 773
reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2024
(Unaudited)
774 Adviser, Money Managers and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Beutel, Goodman, & Company Ltd., Toronto, Canada
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Sustainable Growth Advisers, LP, Stamford, CT
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Algert Global LLC, San Francisco, CA
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Tax-Managed U.S. Large Cap Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
William Blair Investment Management, LLC, Chicago, IL
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Copeland Capital Management LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Penn Capital Management Company, LLC, Philadelphia, PA
Polen Capital Management, LLC, Boca Raton, FL
Royce & Associates, LP, New York, NY
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Sydney, Australia

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2024
(Unaudited)
Adviser, Money Managers and Service Providers 775
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C. operating under the brand name
DWS, Chicago, IL
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, United Kingdom
Marathon Asset Management, L.P., New York, NY
Voya Investment Management Co. LLC, New York, NY
Strategic Bond Fund
Allspring Global Investments, LLC, Charlotte, NC
RBC Global Asset Management (UK) Limited, London, UK
Schroder Investment Management North America Inc., New
York, NY
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Scout Investments, Inc., Kansas City, MO
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
Multi-Strategy Income Fund
Algert Global LLC, San Francisco, CA
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Multi-Asset Growth Strategy Fund
Algert Global LLC, San Francisco, CA
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Note: Multifactor U.S. Equity, Multifactor International Equity and Long
Duration Bond Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 27, 2024

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  December 27, 2024